UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.        Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	PIMCO All Asset Portfolio – Administrative Class

•	PIMCO All Asset Portfolio – Institutional Class

•	PIMCO All Asset Portfolio – Advisor Class

•	PIMCO All Asset Portfolio – Class M

•	PIMCO CommodityRealReturn® Strategy Portfolio – Administrative Class

•	PIMCO CommodityRealReturn® Strategy Portfolio – Institutional Class

•	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class

•	PIMCO Emerging Markets Bond Portfolio – Administrative Class

•	PIMCO Emerging Markets Bond Portfolio – Institutional Class

•	PIMCO Emerging Markets Bond Portfolio – Advisor Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Administrative Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Institutional Class

•	PIMCO Foreign Bond Portfolio (Unhedged) – Advisor Class

•	PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Class

•	PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Institutional Class

•	PIMCO Global Advantage® Strategy Bond Portfolio – Administrative Class

•	PIMCO Global Bond Portfolio (Unhedged) – Administrative Class

•	PIMCO Global Bond Portfolio (Unhedged) – Institutional Class

•	PIMCO Global Bond Portfolio (Unhedged) – Advisor Class

•	PIMCO Global Diversified Allocation Portfolio – Administrative Class

•	PIMCO Global Diversified Allocation Portfolio – Advisor Class

•	PIMCO Global Multi-Asset Managed Volatility Portfolio – Administrative Class

•	PIMCO Global Multi-Asset Managed Volatility Portfolio – Advisor Class

•	PIMCO Global Multi-Asset Portfolio – Administrative Class

•	PIMCO Global Multi-Asset Portfolio – Institutional Class

•	PIMCO Global Multi-Asset Portfolio – Advisor Class

•	PIMCO High Yield Portfolio – Administrative Class

•	PIMCO High Yield Portfolio – Institutional Class

•	PIMCO High Yield Portfolio – Advisor Class

•	PIMCO Long-Term U.S. Government Portfolio – Administrative Class

•	PIMCO Long-Term U.S. Government Portfolio – Institutional Class

•	PIMCO Long-Term U.S. Government Portfolio – Advisor Class

•	PIMCO Low Duration Portfolio – Administrative Class

•	PIMCO Low Duration Portfolio – Institutional Class

•	PIMCO Low Duration Portfolio – Advisor Class

•	PIMCO Money Market Portfolio – Administrative Class

•	PIMCO Money Market Portfolio – Institutional Class

•	PIMCO Real Return Portfolio – Administrative Class

•	PIMCO Real Return Portfolio – Institutional Class

•	PIMCO Real Return Portfolio – Advisor Class

•	PIMCO Short-Term Portfolio – Administrative Class

•	PIMCO Short-Term Portfolio – Institutional Class

•	PIMCO Short-Term Portfolio – Advisor Class

•	PIMCO Total Return Portfolio – Administrative Class

•	PIMCO Total Return Portfolio – Institutional Class

•	PIMCO Total Return Portfolio – Advisor Class

•	PIMCO Unconstrained Bond Portfolio – Administrative Class

•	PIMCO Unconstrained Bond Portfolio – Institutional Class

•	PIMCO Unconstrained Bond Portfolio – Advisor Class

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO All Asset Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

PIMCO Income Fund	10.2%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.7%
PIMCO Emerging Local Bond Fund	6.7%
PIMCO Emerging Markets Currency Fund	6.6%
PIMCO High Yield Fund	6.3%
PIMCO Floating Income Fund	5.8%
PIMCO Unconstrained Bond Fund	5.8%
Other	51.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/2003)
PIMCO All Asset Portfolio Administrative Class	-3.33%	5.08%	5.62%	6.42%	6.79%
Barclays U.S. TIPS: 1-10 Year Index±	-5.21%	-3.14%	3.32%	4.54%	4.74%
Consumer Price Index + 500 Basis Points±±	3.24%	6.76%	6.39%	7.44%	7.39%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and

Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.325% for Administrative Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$966.70	$1,022.49
Expenses Paid During Period†	$2.27	$2.33
Net Annualized Expense Ratio††	0.465%	0.465%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® AR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, detracted from returns as emerging market currencies and bonds (both locally denominated and U.S. dollar-denominated) declined during the reporting period.

»

Exposure to high yield credit strategies, primarily through the PIMCO High Yield Fund and the PIMCO High Yield Spectrum Fund, benefited returns as high yield bonds posted positive returns for the reporting period.

»

Exposure to global equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund and the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, detracted from returns as gains in non-U.S. global developed equities were offset by losses in emerging market equities during the reporting period.

»

An allocation to longer maturity U.S. core bonds, mainly through the PIMCO Long Duration Total Return Fund and the PIMCO Long-Term U.S. Government Bond Fund, detracted from returns as long maturity U.S. yields rose and therefore prices fell for the reporting period.

»

Holdings in U.S. small capitalization equities, achieved through the PIMCO Small Company Fundamental IndexPLUS® Strategy Fund, benefited returns as U.S. small capitalization equities gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$11.38		$10.43	$10.98	$10.45	$9.20	$11.72
Net investment income (a)	0.18		0.65	0.73	0.96	0.86	0.54
Net realized/unrealized gain (loss)	(0.56)		0.89	(0.51)	0.37	1.10	(2.36)
Total income (loss) from investment operations	(0.38)		1.54	0.22	1.33	1.96	(1.82)
Dividends from net investment income	(0.18)		(0.59)	(0.77)	(0.80)	(0.71)	(0.60)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.07)
Total distributions	(0.18)		(0.59)	(0.77)	(0.80)	(0.71)	(0.70)
Net asset value end of year or period	$10.82		$11.38	$10.43	$10.98	$10.45	$9.20
Total return	(3.33)%		14.95%	1.95%	13.09%	21.57%	(15.84)%
Net assets end of year or period (000s)	$865,961		$829,972	$525,561	$409,616	$246,585	$168,540
Ratio of expenses to average net assets	0.465	%*	0.495%	0.505%	0.545%	0.585%	0.555%
Ratio of expenses to average net assets excluding waivers	0.575	%*	0.575%	0.575%	0.575%	0.585%	0.575%
Ratio of expenses to average net assets excluding interest expense	0.465	%*	0.495%	0.505%	0.545%	0.585%	0.555%
Ratio of expenses to average net assets excluding interest expense and waivers	0.575	%*	0.575%	0.505%	0.575%	0.585%	0.575%
Ratio of net investment income to average net assets	3.20	%*	5.81%	6.62%	8.79%	8.63%	4.92%
Portfolio turnover rate	9	%**	26%**	55%**	99%**	126%	91%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments in Affiliates, at value	$1,473,891
Receivable for Portfolio shares sold	2,663
Dividends receivable from Affiliates	3,550
Reimbursement receivable from PIMCO	146
1,480,250

Liabilities:
Payable for investments in Affiliates purchased	$3,550
Payable for Portfolio shares redeemed	2,714
Overdraft due to custodian	1
Accrued investment advisory fees	202
Accrued supervisory and administrative fees	289
Accrued distribution fees	134
Accrued servicing fees	102
6,992

Net Assets	$1,473,258

Net Assets Consist of:
Paid in capital	$1,626,089
Undistributed net investment income	12,666
Accumulated undistributed net realized (loss)	(174,971)
Net unrealized appreciation	9,474
$1,473,258

Net Assets:
Institutional Class	$12,092
Administrative Class	865,961
Advisor Class	483,856
Class M	111,349

Shares Issued and Outstanding:
Institutional Class	1,107
Administrative Class	80,004
Advisor Class	44,330
Class M	10,147

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.92
Administrative Class	10.82
Advisor Class	10.92
Class M	10.97

Cost of Investments in Affiliates	$1,464,417

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Dividends from Affiliate investments	$27,396
Total Income	27,396

Expenses:
Investment advisory fees	1,302
Supervisory and administrative fees	1,860
Servicing fees - Administrative Class	653
Distribution and/or servicing fees - Advisor Class	620
Distribution and/or servicing fees - Class M	242
Total Expenses	4,677
Waiver and/or Reimbursement by PIMCO	(813)
Net Expenses	3,864

Net Investment Income	23,532

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(1,948)
Net change in unrealized (depreciation) on Affiliate investments	(74,539)
Net (Loss)	(76,487)

Net (Decrease) in Net Assets Resulting from Operations	$(52,955)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$23,532	$66,888
Net realized gain (loss) on Affiliate investments	(1,948)	5,251
Net capital gain distributions received from Affiliate investments	0	3,177
Net change in unrealized appreciation (depreciation) on Affiliate investments	(74,539)	83,382
Net increase (decrease) resulting from operations	(52,955)	158,698

Distributions to Shareholders:
From net investment income
Institutional Class	(212)	(507)
Administrative Class	(14,372)	(38,234)
Advisor Class	(7,802)	(20,526)
Class M	(1,613)	(4,215)

Total Distributions	(23,999)	(63,482)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	126,303	372,510

Total Increase in Net Assets	49,349	467,726

Net Assets:
Beginning of period	1,423,909	956,183
End of period*	$1,473,258	$1,423,909

*Including undistributed net investment income of:	$12,666	$13,133

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	2,166,399	$22,097
PIMCO CommodityRealReturn Strategy Fund®	69,401	384
PIMCO Convertible Fund	1,241,116	16,929
PIMCO Credit Absolute Return Fund	1,869,365	19,479
PIMCO Diversified Income Fund	6,301,663	72,532
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	11,120,212	98,525
PIMCO Emerging Local Bond Fund	10,035,204	98,144
PIMCO Emerging Markets Bond Fund	4,556,961	51,266
PIMCO Emerging Markets Corporate Bond Fund	1,405,661	15,940
PIMCO Emerging Markets Currency Fund	9,631,602	97,568
PIMCO EqS Pathfinder Fund®	2,415,493	26,136
PIMCO EqS® Dividend Fund	263,760	3,131
PIMCO EqS® Long/Short Fund	508,578	5,711
PIMCO Floating Income Fund	9,844,533	85,746
PIMCO Foreign Bond Fund (Unhedged)	3,081,900	30,357
PIMCO Fundamental Advantage Absolute Return Strategy Fund	11,511,436	48,924
PIMCO Fundamental IndexPLUS® AR Fund	397,635	2,596
PIMCO Global Advantage® Strategy Bond Fund	3,473,751	38,246
PIMCO High Yield Fund	9,863,572	92,915
PIMCO High Yield Spectrum Fund	6,523,136	70,124
PIMCO Income Fund	12,325,003	150,488
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	5,242,324	57,770
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	837,203	6,128
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	231,782	1,502
PIMCO Investment Grade Corporate Bond Fund	3,340,935	35,280
PIMCO Long Duration Total Return Fund	3,649,638	39,890
PIMCO Long-Term Credit Fund	4,236,903	51,055
PIMCO Long-Term U.S. Government Fund	1,409,118	14,176
PIMCO Low Duration Fund	2	0
PIMCO Mortgage Opportunities Fund	109,147	1,190
PIMCO Real Return Asset Fund	193,874	1,632
PIMCO Real Return Fund	534	6
PIMCO RealEstateRealReturn Strategy Fund	2,917,809	12,809
PIMCO Senior Floating Rate Fund	3,536,478	36,249
PIMCO Short-Term Fund	8	0
PIMCO Small Cap StocksPLUS« AR Strategy Fund	118,354	1,075
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	754,804	9,805
PIMCO StocksPLUS® Absolute Return Fund	323,003	3,220
PIMCO StocksPLUS® Fund	29	0
PIMCO Total Return Fund	1,162,887	12,513
PIMCO Unconstrained Bond Fund	7,577,871	85,554
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,714,508	55,831

Total Mutual Funds (Cost $1,463,340)		1,472,923

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	20,000	967

Total Exchange-Traded Funds (Cost $1,076)		967

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	79	1

Total Short-Term Instruments (Cost $1)		1

Total Investments 100.0% (Cost $1,464,417)		$1,473,891

Other Assets and Liabilities (Net) 0.0%		(633)

Net Assets 100.0%		$1,473,258

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$1,472,923	$0	$0	$1,472,923
Exchange-Traded Funds	967	0	0	967
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1
	$1,473,891	$0	$0	$1,473,891

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the

Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements (Cont.)

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more

SEMIANNUAL REPORT	JUNE 30, 2013	15

Notes to Financial Statements (Cont.)

sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Underlying PIMCO Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared

OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2013 was $2,718,574.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$46,664	$49	$(22,736)	$(1,333)	$(547)	$22,097	$37	$0
PIMCO CommodityRealReturn Strategy Fund®	24,007	65	(22,814)	(1,669)	795	384	65	0
PIMCO Convertible Fund	24,767	2,540	(10,974)	3,509	(2,913)	16,929	535	0
PIMCO Credit Absolute Return Fund	11,607	8,073	0	0	(201)	19,479	73	0
PIMCO Diversified Income Fund	52,910	24,215	0	0	(4,593)	72,532	1,593	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	113,330	2,250	0	0	(17,055)	98,525	0	0
PIMCO Emerging Local Bond Fund	98,501	11,585	0	0	(11,942)	98,144	2,343	0
PIMCO Emerging Markets Bond Fund	55,478	1,427	0	0	(5,639)	51,266	1,322	0
PIMCO Emerging Markets Corporate Bond Fund	16,843	301	0	0	(1,204)	15,940	301	0
PIMCO Emerging Markets Currency Fund	101,119	1,149	(667)	(32)	(4,001)	97,568	899	0
PIMCO EqS Pathfinder Fund®	25,049	0	0	0	1,087	26,136	0	0
PIMCO EqS® Dividend Fund	2,893	59	0	0	179	3,131	59	0
PIMCO EqS® Long/Short Fund	4,770	0	0	0	941	5,711	0	0
PIMCO Floating Income Fund	77,438	10,827	0	0	(2,519)	85,746	1,810	0
PIMCO Foreign Bond Fund (Unhedged)	33,203	340	0	0	(3,186)	30,357	339	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	48,048	2,440	0	0	(1,564)	48,924	2,440	0
PIMCO Fundamental IndexPLUS® AR Fund	2,249	93	0	0	254	2,596	93	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	1,087	0	0	0	(120)	967	0	0
PIMCO Global Advantage® Strategy Bond Fund	40,211	425	0	0	(2,390)	38,246	424	0
PIMCO High Yield Fund	92,314	2,780	0	0	(2,179)	92,915	2,780	0
PIMCO High Yield Spectrum Fund	68,995	2,195	0	0	(1,066)	70,124	2,194	0
PIMCO Income Fund	135,433	17,487	(327)	(8)	(2,097)	150,488	3,947	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	57,152	737	0	0	(119)	57,770	737	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,698	151	0	0	279	6,128	151	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,485	31	0	0	(14)	1,502	31	0
PIMCO Investment Grade Corporate Bond Fund	36,069	9,443	(8,000)	(477)	(1,755)	35,280	819	0
PIMCO Long Duration Total Return Fund	15,752	27,844	0	0	(3,706)	39,890	611	0
PIMCO Long-Term Credit Fund	46,909	8,779	0	0	(4,633)	51,055	1,291	0
PIMCO Long-Term U.S. Government Fund	9,750	8,505	(2,607)	(510)	(962)	14,176	178	0
PIMCO Low Duration Fund	15	0	(15)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	0	1,200	0	0	(10)	1,190	0	0
PIMCO Real Return Asset Fund	1,892	17	0	0	(277)	1,632	17	0
PIMCO Real Return Fund	331	0	(322)	24	(27)	6	0	0
PIMCO RealEstateRealReturn Strategy Fund	17,963	3,481	(7,188)	463	(1,910)	12,809	592	0
PIMCO Senior Floating Rate Fund	27,959	8,339	0	0	(49)	36,249	588	0
PIMCO Short-Term Floating NAV Portfolio	7	48,701	(48,707)	0	0	1	1	0
PIMCO Short-Term Fund	137	1	(138)	1	(1)	0	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	941	13	0	0	121	1,075	13	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,560	306	0	0	939	9,805	306	0
PIMCO StocksPLUS® Absolute Return Fund	2,887	4	0	0	329	3,220	4	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	48,328	29,480	(63,891)	(1,916)	512	12,513	467	0
PIMCO Unconstrained Bond Fund	50,107	36,899	0	0	(1,452)	85,554	316	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	12,155	45,520	0	0	(1,844)	55,831	19	0
Totals	$1,421,013	$317,751	$(188,386)	$(1,948)	$(74,539)	$1,473,891	$27,396	$0

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$269,050	$139,679

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	318	$3,679	737	$8,318
Administrative Class	10,639	122,383	24,773	275,678
Advisor Class	5,888	68,184	10,423	117,641
Class M	1,797	20,725	2,460	27,703
Issued as reinvestment of distributions
Institutional Class	19	212	44	507
Administrative Class	1,318	14,372	3,401	38,234
Advisor Class	710	7,802	1,813	20,526
Class M	146	1,613	371	4,215
Cost of shares redeemed
Institutional Class	(297)	(3,408)	(230)	(2,536)
Administrative Class	(4,885)	(55,345)	(5,615)	(62,264)
Advisor Class	(3,932)	(44,906)	(3,673)	(41,389)
Class M	(777)	(9,008)	(1,273)	(14,123)
Net increase resulting from Portfolio share transactions	10,944	$126,303	33,231	$372,510

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 64% of the Portfolio.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus. If, during a taxable year, the Underlying PIMCO Fund’s Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,477,308	$32,632	$(36,049)	$(3,417)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT01SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO All Asset Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

PIMCO Income Fund	10.2%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.7%
PIMCO Emerging Local Bond Fund	6.7%
PIMCO Emerging Markets Currency Fund	6.6%
PIMCO High Yield Fund	6.3%
PIMCO Floating Income Fund	5.8%
PIMCO Unconstrained Bond Fund	5.8%
Other	51.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO All Asset Portfolio Institutional Class	-3.24%	5.20%	5.78%	5.50%
Barclays U.S. TIPS: 1-10 Year Index±	-5.21%	-3.14%	3.32%	4.75%
Consumer Price Index + 500 Basis Points±±	3.24%	6.76%	6.39%	7.13%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.175% for Institutional Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$967.60	$1,023.23
Expenses Paid During Period†	$1.54	$1.58
Net Annualized Expense Ratio††	0.315%	0.315%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® AR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, detracted from returns as emerging market currencies and bonds (both locally denominated and U.S. dollar-denominated) declined during the reporting period.

»

Exposure to high yield credit strategies, primarily through the PIMCO High Yield Fund and the PIMCO High Yield Spectrum Fund, benefited returns as high yield bonds posted positive returns for the reporting period.

»

Exposure to global equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund and the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, detracted from returns as gains in non-U.S. global developed equities were offset by losses in emerging market equities during the reporting period.

»

An allocation to longer maturity U.S. core bonds, mainly through the PIMCO Long Duration Total Return Fund and the PIMCO Long-Term U.S. Government Bond Fund, detracted from returns as long maturity U.S. yields rose and therefore prices fell for the reporting period.

»

Holdings in U.S. small capitalization equities, achieved through the PIMCO Small Company Fundamental IndexPLUS® Strategy Fund, benefited returns as U.S. small capitalization equities gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$11.48		$10.52	$11.06	$10.50	$9.23	$11.74
Net investment income (a)	0.19		0.77	0.79	0.97	1.15	0.76
Net realized/unrealized gain (loss)	(0.56)		0.80	(0.56)	0.39	0.83	(2.56)
Total income (loss) from investment operations	(0.37)		1.57	0.23	1.36	1.98	(1.80)
Dividends from net investment income	(0.19)		(0.61)	(0.77)	(0.80)	(0.71)	(0.61)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.07)
Total distributions	(0.19)		(0.61)	(0.77)	(0.80)	(0.71)	(0.71)
Net asset value end of year or period	$10.92		$11.48	$10.52	$11.06	$10.50	$9.23
Total return	(3.24)%		15.11%	2.08%	13.31%	21.73%	(15.70)%
Net assets end of year or period (000s)	$12,092		$12,252	$5,432	$3,390	$2,097	$653
Ratio of expenses to average net assets	0.315	%*	0.345%	0.355%	0.395%	0.435%	0.405%
Ratio of expenses to average net assets excluding waivers	0.425	%*	0.425%	0.425%	0.425%	0.435%	0.425%
Ratio of expenses to average net assets excluding interest expense	0.315	%*	0.345%	0.355%	0.395%	0.435%	0.405%
Ratio of expenses to average net assets excluding interest expense and waivers	0.425	%*	0.425%	0.425%	0.425%	0.435%	0.425%
Ratio of net investment income to average net assets	3.31	%*	6.86%	7.12%	8.83%	11.31%	7.08%
Portfolio turnover rate	9	%**	26%**	55%**	99%**	126%	91%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments in Affiliates, at value	$1,473,891
Receivable for Portfolio shares sold	2,663
Dividends receivable from Affiliates	3,550
Reimbursement receivable from PIMCO	146
1,480,250

Liabilities:
Payable for investments in Affiliates purchased	$3,550
Payable for Portfolio shares redeemed	2,714
Overdraft due to custodian	1
Accrued investment advisory fees	202
Accrued supervisory and administrative fees	289
Accrued distribution fees	134
Accrued servicing fees	102
6,992

Net Assets	$1,473,258

Net Assets Consist of:
Paid in capital	$1,626,089
Undistributed net investment income	12,666
Accumulated undistributed net realized (loss)	(174,971)
Net unrealized appreciation	9,474
$1,473,258

Net Assets:
Institutional Class	$12,092
Administrative Class	865,961
Advisor Class	483,856
Class M	111,349

Shares Issued and Outstanding:
Institutional Class	1,107
Administrative Class	80,004
Advisor Class	44,330
Class M	10,147

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.92
Administrative Class	10.82
Advisor Class	10.92
Class M	10.97

Cost of Investments in Affiliates	$1,464,417

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Dividends from Affiliate investments	$27,396
Total Income	27,396

Expenses:
Investment advisory fees	1,302
Supervisory and administrative fees	1,860
Servicing fees - Administrative Class	653
Distribution and/or servicing fees - Advisor Class	620
Distribution and/or servicing fees - Class M	242
Total Expenses	4,677
Waiver and/or Reimbursement by PIMCO	(813)
Net Expenses	3,864

Net Investment Income	23,532

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(1,948)
Net change in unrealized (depreciation) on Affiliate investments	(74,539)
Net (Loss)	(76,487)

Net (Decrease) in Net Assets Resulting from Operations	$(52,955)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$23,532	$66,888
Net realized gain (loss) on Affiliate investments	(1,948)	5,251
Net capital gain distributions received from Affiliate investments	0	3,177
Net change in unrealized appreciation (depreciation) on Affiliate investments	(74,539)	83,382
Net increase (decrease) resulting from operations	(52,955)	158,698

Distributions to Shareholders:
From net investment income
Institutional Class	(212)	(507)
Administrative Class	(14,372)	(38,234)
Advisor Class	(7,802)	(20,526)
Class M	(1,613)	(4,215)

Total Distributions	(23,999)	(63,482)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	126,303	372,510

Total Increase in Net Assets	49,349	467,726

Net Assets:
Beginning of period	1,423,909	956,183
End of period*	$1,473,258	$1,423,909

*Including undistributed net investment income of:	$12,666	$13,133

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	2,166,399	$22,097
PIMCO CommodityRealReturn Strategy Fund®	69,401	384
PIMCO Convertible Fund	1,241,116	16,929
PIMCO Credit Absolute Return Fund	1,869,365	19,479
PIMCO Diversified Income Fund	6,301,663	72,532
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	11,120,212	98,525
PIMCO Emerging Local Bond Fund	10,035,204	98,144
PIMCO Emerging Markets Bond Fund	4,556,961	51,266
PIMCO Emerging Markets Corporate Bond Fund	1,405,661	15,940
PIMCO Emerging Markets Currency Fund	9,631,602	97,568
PIMCO EqS Pathfinder Fund®	2,415,493	26,136
PIMCO EqS® Dividend Fund	263,760	3,131
PIMCO EqS® Long/Short Fund	508,578	5,711
PIMCO Floating Income Fund	9,844,533	85,746
PIMCO Foreign Bond Fund (Unhedged)	3,081,900	30,357
PIMCO Fundamental Advantage Absolute Return Strategy Fund	11,511,436	48,924
PIMCO Fundamental IndexPLUS® AR Fund	397,635	2,596
PIMCO Global Advantage® Strategy Bond Fund	3,473,751	38,246
PIMCO High Yield Fund	9,863,572	92,915
PIMCO High Yield Spectrum Fund	6,523,136	70,124
PIMCO Income Fund	12,325,003	150,488
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	5,242,324	57,770
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	837,203	6,128
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	231,782	1,502
PIMCO Investment Grade Corporate Bond Fund	3,340,935	35,280
PIMCO Long Duration Total Return Fund	3,649,638	39,890
PIMCO Long-Term Credit Fund	4,236,903	51,055
PIMCO Long-Term U.S. Government Fund	1,409,118	14,176
PIMCO Low Duration Fund	2	0
PIMCO Mortgage Opportunities Fund	109,147	1,190
PIMCO Real Return Asset Fund	193,874	1,632
PIMCO Real Return Fund	534	6
PIMCO RealEstateRealReturn Strategy Fund	2,917,809	12,809
PIMCO Senior Floating Rate Fund	3,536,478	36,249
PIMCO Short-Term Fund	8	0
PIMCO Small Cap StocksPLUS« AR Strategy Fund	118,354	1,075
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	754,804	9,805
PIMCO StocksPLUS® Absolute Return Fund	323,003	3,220
PIMCO StocksPLUS® Fund	29	0
PIMCO Total Return Fund	1,162,887	12,513
PIMCO Unconstrained Bond Fund	7,577,871	85,554
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,714,508	55,831

Total Mutual Funds (Cost $1,463,340)		1,472,923

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	20,000	967

Total Exchange-Traded Funds (Cost $1,076)		967

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	79	1

Total Short-Term Instruments (Cost $1)		1

Total Investments 100.0% (Cost $1,464,417)		$1,473,891

Other Assets and Liabilities (Net) 0.0%		(633)

Net Assets 100.0%		$1,473,258

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$1,472,923	$0	$0	$1,472,923
Exchange-Traded Funds	967	0	0	967
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1
	$1,473,891	$0	$0	$1,473,891

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the

Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements (Cont.)

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the
NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more

SEMIANNUAL REPORT	JUNE 30, 2013	15

Notes to Financial Statements (Cont.)

sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Underlying PIMCO Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared

OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2013 was $2,718,574.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$46,664	$49	$(22,736)	$(1,333)	$(547)	$22,097	$37	$0
PIMCO CommodityRealReturn Strategy Fund®	24,007	65	(22,814)	(1,669)	795	384	65	0
PIMCO Convertible Fund	24,767	2,540	(10,974)	3,509	(2,913)	16,929	535	0
PIMCO Credit Absolute Return Fund	11,607	8,073	0	0	(201)	19,479	73	0
PIMCO Diversified Income Fund	52,910	24,215	0	0	(4,593)	72,532	1,593	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	113,330	2,250	0	0	(17,055)	98,525	0	0
PIMCO Emerging Local Bond Fund	98,501	11,585	0	0	(11,942)	98,144	2,343	0
PIMCO Emerging Markets Bond Fund	55,478	1,427	0	0	(5,639)	51,266	1,322	0
PIMCO Emerging Markets Corporate Bond Fund	16,843	301	0	0	(1,204)	15,940	301	0
PIMCO Emerging Markets Currency Fund	101,119	1,149	(667)	(32)	(4,001)	97,568	899	0
PIMCO EqS Pathfinder Fund®	25,049	0	0	0	1,087	26,136	0	0
PIMCO EqS® Dividend Fund	2,893	59	0	0	179	3,131	59	0
PIMCO EqS® Long/Short Fund	4,770	0	0	0	941	5,711	0	0
PIMCO Floating Income Fund	77,438	10,827	0	0	(2,519)	85,746	1,810	0
PIMCO Foreign Bond Fund (Unhedged)	33,203	340	0	0	(3,186)	30,357	339	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	48,048	2,440	0	0	(1,564)	48,924	2,440	0
PIMCO Fundamental IndexPLUS® AR Fund	2,249	93	0	0	254	2,596	93	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	1,087	0	0	0	(120)	967	0	0
PIMCO Global Advantage® Strategy Bond Fund	40,211	425	0	0	(2,390)	38,246	424	0
PIMCO High Yield Fund	92,314	2,780	0	0	(2,179)	92,915	2,780	0
PIMCO High Yield Spectrum Fund	68,995	2,195	0	0	(1,066)	70,124	2,194	0
PIMCO Income Fund	135,433	17,487	(327)	(8)	(2,097)	150,488	3,947	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	57,152	737	0	0	(119)	57,770	737	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,698	151	0	0	279	6,128	151	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,485	31	0	0	(14)	1,502	31	0
PIMCO Investment Grade Corporate Bond Fund	36,069	9,443	(8,000)	(477)	(1,755)	35,280	819	0
PIMCO Long Duration Total Return Fund	15,752	27,844	0	0	(3,706)	39,890	611	0
PIMCO Long-Term Credit Fund	46,909	8,779	0	0	(4,633)	51,055	1,291	0
PIMCO Long-Term U.S. Government Fund	9,750	8,505	(2,607)	(510)	(962)	14,176	178	0
PIMCO Low Duration Fund	15	0	(15)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	0	1,200	0	0	(10)	1,190	0	0
PIMCO Real Return Asset Fund	1,892	17	0	0	(277)	1,632	17	0
PIMCO Real Return Fund	331	0	(322)	24	(27)	6	0	0
PIMCO RealEstateRealReturn Strategy Fund	17,963	3,481	(7,188)	463	(1,910)	12,809	592	0
PIMCO Senior Floating Rate Fund	27,959	8,339	0	0	(49)	36,249	588	0
PIMCO Short-Term Floating NAV Portfolio	7	48,701	(48,707)	0	0	1	1	0
PIMCO Short-Term Fund	137	1	(138)	1	(1)	0	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	941	13	0	0	121	1,075	13	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,560	306	0	0	939	9,805	306	0
PIMCO StocksPLUS® Absolute Return Fund	2,887	4	0	0	329	3,220	4	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	48,328	29,480	(63,891)	(1,916)	512	12,513	467	0
PIMCO Unconstrained Bond Fund	50,107	36,899	0	0	(1,452)	85,554	316	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	12,155	45,520	0	0	(1,844)	55,831	19	0
Totals	$1,421,013	$317,751	$(188,386)	$(1,948)	$(74,539)	$1,473,891	$27,396	$0

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$269,050	$139,679

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	318	$3,679	737	$8,318
Administrative Class	10,639	122,383	24,773	275,678
Advisor Class	5,888	68,184	10,423	117,641
Class M	1,797	20,725	2,460	27,703
Issued as reinvestment of distributions
Institutional Class	19	212	44	507
Administrative Class	1,318	14,372	3,401	38,234
Advisor Class	710	7,802	1,813	20,526
Class M	146	1,613	371	4,215
Cost of shares redeemed
Institutional Class	(297)	(3,408)	(230)	(2,536)
Administrative Class	(4,885)	(55,345)	(5,615)	(62,264)
Advisor Class	(3,932)	(44,906)	(3,673)	(41,389)
Class M	(777)	(9,008)	(1,273)	(14,123)
Net increase resulting from Portfolio share transactions	10,944	$126,303	33,231	$372,510

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 64% of the Portfolio.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus. If, during a taxable year, the Underlying PIMCO Fund’s Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,477,308	$32,632	$(36,049)	$(3,417)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

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PVIT05SAR_063013

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PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO All Asset Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

PIMCO Income Fund	10.2%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.7%
PIMCO Emerging Local Bond Fund	6.7%
PIMCO Emerging Markets Currency Fund	6.6%
PIMCO High Yield Fund	6.3%
PIMCO Floating Income Fund	5.8%
PIMCO Unconstrained Bond Fund	5.8%
Other	51.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Advisor Class	-3.35%	4.99%	5.53%	6.44%
Barclays U.S. TIPS: 1-10 Year Index±	-5.21%	-3.14%	3.32%	4.72%
Consumer Price Index + 500 Basis Points±±	3.24%	6.76%	6.39%	7.40%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.425% for Advisor Class shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$966.50	$1,021.99
Expenses Paid During Period†	$2.75	$2.83
Net Annualized Expense Ratio††	0.565%	0.565%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® AR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, detracted from returns as emerging market currencies and bonds (both locally denominated and U.S. dollar-denominated) declined during the reporting period.

»

Exposure to high yield credit strategies, primarily through the PIMCO High Yield Fund and the PIMCO High Yield Spectrum Fund, benefited returns as high yield bonds posted positive returns for the reporting period.

»

Exposure to global equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund and the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, detracted from returns as gains in non-U.S. global developed equities were offset by losses in emerging market equities during the reporting period.

»

An allocation to longer maturity U.S. core bonds, mainly through the PIMCO Long Duration Total Return Fund and the PIMCO Long-Term U.S. Government Bond Fund, detracted from returns as long maturity U.S. yields rose and therefore prices fell for the reporting period.

»

Holdings in U.S. small capitalization equities, achieved through the PIMCO Small Company Fundamental IndexPLUS® Strategy Fund, benefited returns as U.S. small capitalization equities gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$11.48		$10.49	$11.11	$10.50	$9.23	$11.74
Net investment income (a)	0.18		0.62	0.70	0.52	0.77	0.64
Net realized/unrealized gain (loss)	(0.56)		0.92	(0.48)	0.81	1.18	(2.47)
Total income (loss) from investment operations	(0.38)		1.54	0.22	1.33	1.95	(1.83)
Dividends from net investment income	(0.18)		(0.55)	(0.84)	(0.72)	(0.68)	(0.58)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.07)
Total distributions	(0.18)		(0.55)	(0.84)	(0.72)	(0.68)	(0.68)
Net asset value end of year or period	$10.92		$11.48	$10.49	$11.11	$10.50	$9.23
Total return	(3.35)%		14.81%	1.92%	13.00%	21.43%	(15.91)%
Net assets end of year or period (000s)	$483,856		$478,073	$347,082	$330,377	$1,541,808	$1,361,792
Ratio of expenses to average net assets	0.565	%*	0.595%	0.605%	0.645%	0.685%	0.655%
Ratio of expenses to average net assets excluding waivers	0.675	%*	0.675%	0.675%	0.675%	0.685%	0.675%
Ratio of expenses to average net assets excluding interest expense	0.565	%*	0.595%	0.605%	0.645%	0.685%	0.655%
Ratio of expenses to average net assets excluding interest expense and waivers	0.675	%*	0.675%	0.675%	0.675%	0.685%	0.675%
Ratio of net investment income to average net assets	3.10	%*	5.58%	6.30%	4.82%	7.83%	5.87%
Portfolio turnover rate	9	%**	26%**	55%**	99%**	126%	91%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments in Affiliates, at value	$1,473,891
Receivable for Portfolio shares sold	2,663
Dividends receivable from Affiliates	3,550
Reimbursement receivable from PIMCO	146
1,480,250

Liabilities:
Payable for investments in Affiliates purchased	$3,550
Payable for Portfolio shares redeemed	2,714
Overdraft due to custodian	1
Accrued investment advisory fees	202
Accrued supervisory and administrative fees	289
Accrued distribution fees	134
Accrued servicing fees	102
6,992

Net Assets	$1,473,258

Net Assets Consist of:
Paid in capital	$1,626,089
Undistributed net investment income	12,666
Accumulated undistributed net realized (loss)	(174,971)
Net unrealized appreciation	9,474
$1,473,258

Net Assets:
Institutional Class	$12,092
Administrative Class	865,961
Advisor Class	483,856
Class M	111,349

Shares Issued and Outstanding:
Institutional Class	1,107
Administrative Class	80,004
Advisor Class	44,330
Class M	10,147

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.92
Administrative Class	10.82
Advisor Class	10.92
Class M	10.97

Cost of Investments in Affiliates	$1,464,417

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Dividends from Affiliate investments	$27,396
Total Income	27,396

Expenses:
Investment advisory fees	1,302
Supervisory and administrative fees	1,860
Servicing fees - Administrative Class	653
Distribution and/or servicing fees - Advisor Class	620
Distribution and/or servicing fees - Class M	242
Total Expenses	4,677
Waiver and/or Reimbursement by PIMCO	(813)
Net Expenses	3,864

Net Investment Income	23,532

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(1,948)
Net change in unrealized (depreciation) on Affiliate investments	(74,539)
Net (Loss)	(76,487)

Net (Decrease) in Net Assets Resulting from Operations	$(52,955)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$23,532	$66,888
Net realized gain (loss) on Affiliate investments	(1,948)	5,251
Net capital gain distributions received from Affiliate investments	0	3,177
Net change in unrealized appreciation (depreciation) on Affiliate investments	(74,539)	83,382
Net increase (decrease) resulting from operations	(52,955)	158,698

Distributions to Shareholders:
From net investment income
Institutional Class	(212)	(507)
Administrative Class	(14,372)	(38,234)
Advisor Class	(7,802)	(20,526)
Class M	(1,613)	(4,215)

Total Distributions	(23,999)	(63,482)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	126,303	372,510

Total Increase in Net Assets	49,349	467,726

Net Assets:
Beginning of period	1,423,909	956,183
End of period*	$1,473,258	$1,423,909

*Including undistributed net investment income of:	$12,666	$13,133

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	2,166,399	$22,097
PIMCO CommodityRealReturn Strategy Fund®	69,401	384
PIMCO Convertible Fund	1,241,116	16,929
PIMCO Credit Absolute Return Fund	1,869,365	19,479
PIMCO Diversified Income Fund	6,301,663	72,532
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	11,120,212	98,525
PIMCO Emerging Local Bond Fund	10,035,204	98,144
PIMCO Emerging Markets Bond Fund	4,556,961	51,266
PIMCO Emerging Markets Corporate Bond Fund	1,405,661	15,940
PIMCO Emerging Markets Currency Fund	9,631,602	97,568
PIMCO EqS Pathfinder Fund®	2,415,493	26,136
PIMCO EqS® Dividend Fund	263,760	3,131
PIMCO EqS® Long/Short Fund	508,578	5,711
PIMCO Floating Income Fund	9,844,533	85,746
PIMCO Foreign Bond Fund (Unhedged)	3,081,900	30,357
PIMCO Fundamental Advantage Absolute Return Strategy Fund	11,511,436	48,924
PIMCO Fundamental IndexPLUS® AR Fund	397,635	2,596
PIMCO Global Advantage® Strategy Bond Fund	3,473,751	38,246
PIMCO High Yield Fund	9,863,572	92,915
PIMCO High Yield Spectrum Fund	6,523,136	70,124
PIMCO Income Fund	12,325,003	150,488
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	5,242,324	57,770
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	837,203	6,128
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	231,782	1,502
PIMCO Investment Grade Corporate Bond Fund	3,340,935	35,280
PIMCO Long Duration Total Return Fund	3,649,638	39,890
PIMCO Long-Term Credit Fund	4,236,903	51,055
PIMCO Long-Term U.S. Government Fund	1,409,118	14,176
PIMCO Low Duration Fund	2	0
PIMCO Mortgage Opportunities Fund	109,147	1,190
PIMCO Real Return Asset Fund	193,874	1,632
PIMCO Real Return Fund	534	6
PIMCO RealEstateRealReturn Strategy Fund	2,917,809	12,809
PIMCO Senior Floating Rate Fund	3,536,478	36,249
PIMCO Short-Term Fund	8	0
PIMCO Small Cap StocksPLUS« AR Strategy Fund	118,354	1,075
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	754,804	9,805
PIMCO StocksPLUS® Absolute Return Fund	323,003	3,220
PIMCO StocksPLUS® Fund	29	0
PIMCO Total Return Fund	1,162,887	12,513
PIMCO Unconstrained Bond Fund	7,577,871	85,554
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,714,508	55,831

Total Mutual Funds (Cost $1,463,340)		1,472,923

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	20,000	967

Total Exchange-Traded Funds (Cost $1,076)		967

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	79	1

Total Short-Term Instruments (Cost $1)		1

Total Investments 100.0% (Cost $1,464,417)		$1,473,891

Other Assets and Liabilities (Net) 0.0%		(633)

Net Assets 100.0%		$1,473,258

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$1,472,923	$0	$0	$1,472,923
Exchange-Traded Funds	967	0	0	967
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1
	$1,473,891	$0	$0	$1,473,891

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class, Administrative Class and Class M is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the

Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements (Cont.)

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more

SEMIANNUAL REPORT	JUNE 30, 2013	15

Notes to Financial Statements (Cont.)

sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Underlying PIMCO Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared

OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2013 was $2,718,574.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$46,664	$49	$(22,736)	$(1,333)	$(547)	$22,097	$37	$0
PIMCO CommodityRealReturn Strategy Fund®	24,007	65	(22,814)	(1,669)	795	384	65	0
PIMCO Convertible Fund	24,767	2,540	(10,974)	3,509	(2,913)	16,929	535	0
PIMCO Credit Absolute Return Fund	11,607	8,073	0	0	(201)	19,479	73	0
PIMCO Diversified Income Fund	52,910	24,215	0	0	(4,593)	72,532	1,593	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	113,330	2,250	0	0	(17,055)	98,525	0	0
PIMCO Emerging Local Bond Fund	98,501	11,585	0	0	(11,942)	98,144	2,343	0
PIMCO Emerging Markets Bond Fund	55,478	1,427	0	0	(5,639)	51,266	1,322	0
PIMCO Emerging Markets Corporate Bond Fund	16,843	301	0	0	(1,204)	15,940	301	0
PIMCO Emerging Markets Currency Fund	101,119	1,149	(667)	(32)	(4,001)	97,568	899	0
PIMCO EqS Pathfinder Fund®	25,049	0	0	0	1,087	26,136	0	0
PIMCO EqS® Dividend Fund	2,893	59	0	0	179	3,131	59	0
PIMCO EqS® Long/Short Fund	4,770	0	0	0	941	5,711	0	0
PIMCO Floating Income Fund	77,438	10,827	0	0	(2,519)	85,746	1,810	0
PIMCO Foreign Bond Fund (Unhedged)	33,203	340	0	0	(3,186)	30,357	339	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	48,048	2,440	0	0	(1,564)	48,924	2,440	0
PIMCO Fundamental IndexPLUS® AR Fund	2,249	93	0	0	254	2,596	93	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	1,087	0	0	0	(120)	967	0	0
PIMCO Global Advantage® Strategy Bond Fund	40,211	425	0	0	(2,390)	38,246	424	0
PIMCO High Yield Fund	92,314	2,780	0	0	(2,179)	92,915	2,780	0
PIMCO High Yield Spectrum Fund	68,995	2,195	0	0	(1,066)	70,124	2,194	0
PIMCO Income Fund	135,433	17,487	(327)	(8)	(2,097)	150,488	3,947	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	57,152	737	0	0	(119)	57,770	737	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,698	151	0	0	279	6,128	151	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,485	31	0	0	(14)	1,502	31	0
PIMCO Investment Grade Corporate Bond Fund	36,069	9,443	(8,000)	(477)	(1,755)	35,280	819	0
PIMCO Long Duration Total Return Fund	15,752	27,844	0	0	(3,706)	39,890	611	0
PIMCO Long-Term Credit Fund	46,909	8,779	0	0	(4,633)	51,055	1,291	0
PIMCO Long-Term U.S. Government Fund	9,750	8,505	(2,607)	(510)	(962)	14,176	178	0
PIMCO Low Duration Fund	15	0	(15)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	0	1,200	0	0	(10)	1,190	0	0
PIMCO Real Return Asset Fund	1,892	17	0	0	(277)	1,632	17	0
PIMCO Real Return Fund	331	0	(322)	24	(27)	6	0	0
PIMCO RealEstateRealReturn Strategy Fund	17,963	3,481	(7,188)	463	(1,910)	12,809	592	0
PIMCO Senior Floating Rate Fund	27,959	8,339	0	0	(49)	36,249	588	0
PIMCO Short-Term Floating NAV Portfolio	7	48,701	(48,707)	0	0	1	1	0
PIMCO Short-Term Fund	137	1	(138)	1	(1)	0	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	941	13	0	0	121	1,075	13	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,560	306	0	0	939	9,805	306	0
PIMCO StocksPLUS® Absolute Return Fund	2,887	4	0	0	329	3,220	4	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	48,328	29,480	(63,891)	(1,916)	512	12,513	467	0
PIMCO Unconstrained Bond Fund	50,107	36,899	0	0	(1,452)	85,554	316	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	12,155	45,520	0	0	(1,844)	55,831	19	0
Totals	$1,421,013	$317,751	$(188,386)	$(1,948)	$(74,539)	$1,473,891	$27,396	$0

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$269,050	$139,679

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	318	$3,679	737	$8,318
Administrative Class	10,639	122,383	24,773	275,678
Advisor Class	5,888	68,184	10,423	117,641
Class M	1,797	20,725	2,460	27,703
Issued as reinvestment of distributions
Institutional Class	19	212	44	507
Administrative Class	1,318	14,372	3,401	38,234
Advisor Class	710	7,802	1,813	20,526
Class M	146	1,613	371	4,215
Cost of shares redeemed
Institutional Class	(297)	(3,408)	(230)	(2,536)
Administrative Class	(4,885)	(55,345)	(5,615)	(62,264)
Advisor Class	(3,932)	(44,906)	(3,673)	(41,389)
Class M	(777)	(9,008)	(1,273)	(14,123)
Net increase resulting from Portfolio share transactions	10,944	$126,303	33,231	$372,510

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 64% of the Portfolio.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus. If, during a taxable year, the Underlying PIMCO Fund’s Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,477,308	$32,632	$(36,049)	$(3,417)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT03SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO All Asset Portfolio

Share Class

■	M

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

Among the principal risks of investing in the Portfolio are allocation risk, Underlying PIMCO Fund risk and issuer non-diversification risk. The Portfolio also is indirectly subject to the risks of the Underlying PIMCO Funds, which may include, but are not limited to, the following: interest rate risk, market trading risk, limited issuance risk, municipal project-specific risk, municipal bond risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, tax risk, subsidiary risk, short sale risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. An Underlying PIMCO Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Underlying PIMCO Fund may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on an Underlying PIMCO Fund. For example, a small investment in a derivative instrument may have a significant impact on an Underlying PIMCO Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. An Underlying PIMCO Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. An Underlying PIMCO Fund may invest a significant portion of its assets in these types of instruments. If it does, the Underlying PIMCO Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. An Underlying PIMCO Fund’s investment in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class, Advisor Class and Class M only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO All Asset Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Class M commenced operations.

Allocation Breakdown‡

PIMCO Income Fund	10.2%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6.7%
PIMCO Emerging Local Bond Fund	6.7%
PIMCO Emerging Markets Currency Fund	6.6%
PIMCO High Yield Fund	6.3%
PIMCO Floating Income Fund	5.8%
PIMCO Unconstrained Bond Fund	5.8%
Other	51.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (04/30/2004)
PIMCO All Asset Portfolio Class M	-3.50%	4.77%	5.31%	6.21%
Barclays U.S. TIPS: 1-10 Year Index±	-5.21%	-3.14%	3.32%	4.72%
Consumer Price Index + 500 Basis Points±±	3.24%	6.76%	6.39%	7.40%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.625% for Class M shares.

± Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index.

±± CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Bureau of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$965.00	$1,021.00
Expenses Paid During Period†	$3.73	$3.83
Net Annualized Expense Ratio††	0.765%	0.765%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, the “Underlying PIMCO Funds”). Though it is anticipated that the Portfolio will not currently invest in the PIMCO StocksPLUS® AR Short Strategy Fund, the Portfolio may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers.

»

Allocations to emerging market bonds and currencies, primarily through the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Local Bond Fund, and PIMCO Emerging Markets Currency Fund, detracted from returns as emerging market currencies and bonds (both locally denominated and U.S. dollar-denominated) declined during the reporting period.

»

Exposure to high yield credit strategies, primarily through the PIMCO High Yield Fund and the PIMCO High Yield Spectrum Fund, benefited returns as high yield bonds posted positive returns for the reporting period.

»

Exposure to global equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS® AR Strategy Fund and the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, detracted from returns as gains in non-U.S. global developed equities were offset by losses in emerging market equities during the reporting period.

»

An allocation to longer maturity U.S. core bonds, mainly through the PIMCO Long Duration Total Return Fund and the PIMCO Long-Term U.S. Government Bond Fund, detracted from returns as long maturity U.S. yields rose and therefore prices fell for the reporting period.

»

Holdings in U.S. small capitalization equities, achieved through the PIMCO Small Company Fundamental IndexPLUS® Strategy Fund, benefited returns as U.S. small capitalization equities gained value during the reporting period.

»

Commodities exposure, achieved through the PIMCO CommodityRealReturn Strategy Fund® and PIMCO CommoditiesPLUS® Strategy Fund, detracted from returns as the commodity markets sold off during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO All Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Class M
Net asset value beginning of year or period	$11.54		$10.52	$11.06	$10.51	$9.23	$11.75
Net investment income (a)	0.17		0.60	0.67	0.87	0.84	0.57
Net realized/unrealized gain (loss)	(0.57)		0.92	(0.48)	0.43	1.10	(2.43)
Total income (loss) from investment operations	(0.40)		1.52	0.19	1.30	1.94	(1.86)
Dividends from net investment income	(0.17)		(0.50)	(0.73)	(0.75)	(0.66)	(0.56)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.03)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.07)
Total distributions	(0.17)		(0.50)	(0.73)	(0.75)	(0.66)	(0.66)
Net asset value end of year or period	$10.97		$11.54	$10.52	$11.06	$10.51	$9.23
Total return	(3.50)%		14.64%	1.66%	12.71%	21.31%	(16.17)%
Net assets end of year or period (000s)	$111,349		$103,612	$78,108	$72,917	$55,595	$40,964
Ratio of expenses to average net assets	0.765	%*	0.795%	0.805%	0.845%	0.885%	0.855%
Ratio of expenses to average net assets excluding waivers	0.875	%*	0.875%	0.875%	0.875%	0.885%	0.875%
Ratio of expenses to average net assets excluding interest expense	0.765	%*	0.795%	0.805%	0.845%	0.885%	0.855%
Ratio of expenses to average net assets excluding interest expense and waivers	0.875	%*	0.875%	0.875%	0.875%	0.885%	0.875%
Ratio of net investment income to average net assets	2.90	%*	5.33%	6.07%	7.96%	8.41%	5.23%
Portfolio turnover rate	9	%**	26%**	55%**	99%**	126%	91%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments in Affiliates, at value	$1,473,891
Receivable for Portfolio shares sold	2,663
Dividends receivable from Affiliates	3,550
Reimbursement receivable from PIMCO	146
1,480,250

Liabilities:
Payable for investments in Affiliates purchased	$3,550
Payable for Portfolio shares redeemed	2,714
Overdraft due to custodian	1
Accrued investment advisory fees	202
Accrued supervisory and administrative fees	289
Accrued distribution fees	134
Accrued servicing fees	102
6,992

Net Assets	$1,473,258

Net Assets Consist of:
Paid in capital	$1,626,089
Undistributed net investment income	12,666
Accumulated undistributed net realized (loss)	(174,971)
Net unrealized appreciation	9,474
$1,473,258

Net Assets:
Institutional Class	$12,092
Administrative Class	865,961
Advisor Class	483,856
Class M	111,349

Shares Issued and Outstanding:
Institutional Class	1,107
Administrative Class	80,004
Advisor Class	44,330
Class M	10,147

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.92
Administrative Class	10.82
Advisor Class	10.92
Class M	10.97

Cost of Investments in Affiliates	$1,464,417

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO All Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Dividends from Affiliate investments	$27,396
Total Income	27,396

Expenses:
Investment advisory fees	1,302
Supervisory and administrative fees	1,860
Servicing fees - Administrative Class	653
Distribution and/or servicing fees - Advisor Class	620
Distribution and/or servicing fees - Class M	242
Total Expenses	4,677
Waiver and/or Reimbursement by PIMCO	(813)
Net Expenses	3,864

Net Investment Income	23,532

Net Realized and Unrealized (Loss):
Net realized (loss) on Affiliate investments	(1,948)
Net change in unrealized (depreciation) on Affiliate investments	(74,539)
Net (Loss)	(76,487)

Net (Decrease) in Net Assets Resulting from Operations	$(52,955)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO All Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$23,532	$66,888
Net realized gain (loss) on Affiliate investments	(1,948)	5,251
Net capital gain distributions received from Affiliate investments	0	3,177
Net change in unrealized appreciation (depreciation) on Affiliate investments	(74,539)	83,382
Net increase (decrease) resulting from operations	(52,955)	158,698

Distributions to Shareholders:
From net investment income
Institutional Class	(212)	(507)
Administrative Class	(14,372)	(38,234)
Advisor Class	(7,802)	(20,526)
Class M	(1,613)	(4,215)

Total Distributions	(23,999)	(63,482)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	126,303	372,510

Total Increase in Net Assets	49,349	467,726

Net Assets:
Beginning of period	1,423,909	956,183
End of period*	$1,473,258	$1,423,909

*Including undistributed net investment income of:	$12,666	$13,133

**	See note 10 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO All Asset Portfolio

June 30, 2013 (Unaudited)

	SHARES	MARKET VALUE (000S)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	2,166,399	$22,097
PIMCO CommodityRealReturn Strategy Fund®	69,401	384
PIMCO Convertible Fund	1,241,116	16,929
PIMCO Credit Absolute Return Fund	1,869,365	19,479
PIMCO Diversified Income Fund	6,301,663	72,532
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	11,120,212	98,525
PIMCO Emerging Local Bond Fund	10,035,204	98,144
PIMCO Emerging Markets Bond Fund	4,556,961	51,266
PIMCO Emerging Markets Corporate Bond Fund	1,405,661	15,940
PIMCO Emerging Markets Currency Fund	9,631,602	97,568
PIMCO EqS Pathfinder Fund®	2,415,493	26,136
PIMCO EqS® Dividend Fund	263,760	3,131
PIMCO EqS® Long/Short Fund	508,578	5,711
PIMCO Floating Income Fund	9,844,533	85,746
PIMCO Foreign Bond Fund (Unhedged)	3,081,900	30,357
PIMCO Fundamental Advantage Absolute Return Strategy Fund	11,511,436	48,924
PIMCO Fundamental IndexPLUS® AR Fund	397,635	2,596
PIMCO Global Advantage® Strategy Bond Fund	3,473,751	38,246
PIMCO High Yield Fund	9,863,572	92,915
PIMCO High Yield Spectrum Fund	6,523,136	70,124
PIMCO Income Fund	12,325,003	150,488
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	5,242,324	57,770
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	837,203	6,128
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	231,782	1,502
PIMCO Investment Grade Corporate Bond Fund	3,340,935	35,280
PIMCO Long Duration Total Return Fund	3,649,638	39,890
PIMCO Long-Term Credit Fund	4,236,903	51,055
PIMCO Long-Term U.S. Government Fund	1,409,118	14,176
PIMCO Low Duration Fund	2	0
PIMCO Mortgage Opportunities Fund	109,147	1,190
PIMCO Real Return Asset Fund	193,874	1,632
PIMCO Real Return Fund	534	6
PIMCO RealEstateRealReturn Strategy Fund	2,917,809	12,809
PIMCO Senior Floating Rate Fund	3,536,478	36,249
PIMCO Short-Term Fund	8	0
PIMCO Small Cap StocksPLUS« AR Strategy Fund	118,354	1,075
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	754,804	9,805
PIMCO StocksPLUS® Absolute Return Fund	323,003	3,220
PIMCO StocksPLUS® Fund	29	0
PIMCO Total Return Fund	1,162,887	12,513
PIMCO Unconstrained Bond Fund	7,577,871	85,554
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	5,714,508	55,831

Total Mutual Funds (Cost $1,463,340)		1,472,923

EXCHANGE-TRADED FUNDS 0.1%
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (a)	20,000	967

Total Exchange-Traded Funds (Cost $1,076)		967

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	79	1

Total Short-Term Instruments (Cost $1)		1

Total Investments 100.0% (Cost $1,464,417)		$1,473,891

Other Assets and Liabilities (Net) 0.0%		(633)

Net Assets 100.0%		$1,473,258

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO All Asset Portfolio (Cont.)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Mutual Funds	$1,472,923	$0	$0	$1,472,923
Exchange-Traded Funds	967	0	0	967
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1	0	0	1
	$1,473,891	$0	$0	$1,473,891

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO All Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers four classes of shares: Institutional, Administrative, Advisor, and Class M. Information presented on these financial statements pertains to the Class M Class of the Portfolio. Certain detailed financial information for the Administrative Class, Advisor Class and Institutional is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares or, as applicable, Class M shares of the Underlying PIMCO Funds. The Portfolio may invest in any or all of the underlying investment funds (the “Underlying PIMCO Funds” or “Acquired Funds”). The Portfolio’s investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the PIMCO Fundamental IndexPLUS® AR, PIMCO International StocksPLUS® AR Strategy (Unhedged), PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged), PIMCO Small Cap StocksPLUS® AR, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Total Return, PIMCO EqS® Emerging Markets and PIMCO EqS Pathfinder® Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Real Return, PIMCO Real Return Asset and PIMCO RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the

Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of Underlying PIMCO Funds than a diversified fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements (Cont.)

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

5. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more

SEMIANNUAL REPORT	JUNE 30, 2013	15

Notes to Financial Statements (Cont.)

sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Underlying PIMCO Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Underlying PIMCO Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared

OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.175%.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Portfolio.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted separate Distribution and Servicing Plans for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of its average daily net assets attributable to its Class M shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. The recoverable amount to PIMCO at June 30, 2013 was $2,718,574.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$46,664	$49	$(22,736)	$(1,333)	$(547)	$22,097	$37	$0
PIMCO CommodityRealReturn Strategy Fund®	24,007	65	(22,814)	(1,669)	795	384	65	0
PIMCO Convertible Fund	24,767	2,540	(10,974)	3,509	(2,913)	16,929	535	0
PIMCO Credit Absolute Return Fund	11,607	8,073	0	0	(201)	19,479	73	0
PIMCO Diversified Income Fund	52,910	24,215	0	0	(4,593)	72,532	1,593	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	113,330	2,250	0	0	(17,055)	98,525	0	0
PIMCO Emerging Local Bond Fund	98,501	11,585	0	0	(11,942)	98,144	2,343	0
PIMCO Emerging Markets Bond Fund	55,478	1,427	0	0	(5,639)	51,266	1,322	0
PIMCO Emerging Markets Corporate Bond Fund	16,843	301	0	0	(1,204)	15,940	301	0
PIMCO Emerging Markets Currency Fund	101,119	1,149	(667)	(32)	(4,001)	97,568	899	0
PIMCO EqS Pathfinder Fund®	25,049	0	0	0	1,087	26,136	0	0
PIMCO EqS® Dividend Fund	2,893	59	0	0	179	3,131	59	0
PIMCO EqS® Long/Short Fund	4,770	0	0	0	941	5,711	0	0
PIMCO Floating Income Fund	77,438	10,827	0	0	(2,519)	85,746	1,810	0
PIMCO Foreign Bond Fund (Unhedged)	33,203	340	0	0	(3,186)	30,357	339	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	48,048	2,440	0	0	(1,564)	48,924	2,440	0
PIMCO Fundamental IndexPLUS® AR Fund	2,249	93	0	0	254	2,596	93	0
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	1,087	0	0	0	(120)	967	0	0
PIMCO Global Advantage® Strategy Bond Fund	40,211	425	0	0	(2,390)	38,246	424	0
PIMCO High Yield Fund	92,314	2,780	0	0	(2,179)	92,915	2,780	0
PIMCO High Yield Spectrum Fund	68,995	2,195	0	0	(1,066)	70,124	2,194	0
PIMCO Income Fund	135,433	17,487	(327)	(8)	(2,097)	150,488	3,947	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	57,152	737	0	0	(119)	57,770	737	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,698	151	0	0	279	6,128	151	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,485	31	0	0	(14)	1,502	31	0
PIMCO Investment Grade Corporate Bond Fund	36,069	9,443	(8,000)	(477)	(1,755)	35,280	819	0
PIMCO Long Duration Total Return Fund	15,752	27,844	0	0	(3,706)	39,890	611	0
PIMCO Long-Term Credit Fund	46,909	8,779	0	0	(4,633)	51,055	1,291	0
PIMCO Long-Term U.S. Government Fund	9,750	8,505	(2,607)	(510)	(962)	14,176	178	0
PIMCO Low Duration Fund	15	0	(15)	0	0	0	0	0
PIMCO Mortgage Opportunities Fund	0	1,200	0	0	(10)	1,190	0	0
PIMCO Real Return Asset Fund	1,892	17	0	0	(277)	1,632	17	0
PIMCO Real Return Fund	331	0	(322)	24	(27)	6	0	0
PIMCO RealEstateRealReturn Strategy Fund	17,963	3,481	(7,188)	463	(1,910)	12,809	592	0
PIMCO Senior Floating Rate Fund	27,959	8,339	0	0	(49)	36,249	588	0
PIMCO Short-Term Floating NAV Portfolio	7	48,701	(48,707)	0	0	1	1	0
PIMCO Short-Term Fund	137	1	(138)	1	(1)	0	1	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	941	13	0	0	121	1,075	13	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	8,560	306	0	0	939	9,805	306	0
PIMCO StocksPLUS® Absolute Return Fund	2,887	4	0	0	329	3,220	4	0
PIMCO StocksPLUS® Fund	0	0	0	0	0	0	0	0
PIMCO Total Return Fund	48,328	29,480	(63,891)	(1,916)	512	12,513	467	0
PIMCO Unconstrained Bond Fund	50,107	36,899	0	0	(1,452)	85,554	316	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	12,155	45,520	0	0	(1,844)	55,831	19	0
Totals	$1,421,013	$317,751	$(188,386)	$(1,948)	$(74,539)	$1,473,891	$27,396	$0

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$269,050	$139,679

10. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	318	$3,679	737	$8,318
Administrative Class	10,639	122,383	24,773	275,678
Advisor Class	5,888	68,184	10,423	117,641
Class M	1,797	20,725	2,460	27,703
Issued as reinvestment of distributions
Institutional Class	19	212	44	507
Administrative Class	1,318	14,372	3,401	38,234
Advisor Class	710	7,802	1,813	20,526
Class M	146	1,613	371	4,215
Cost of shares redeemed
Institutional Class	(297)	(3,408)	(230)	(2,536)
Administrative Class	(4,885)	(55,345)	(5,615)	(62,264)
Advisor Class	(3,932)	(44,906)	(3,673)	(41,389)
Class M	(777)	(9,008)	(1,273)	(14,123)
Net increase resulting from Portfolio share transactions	10,944	$126,303	33,231	$372,510

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 64% of the Portfolio.

11. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

12. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio, through the Underlying PIMCO Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets through indirect investments in a Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s indirect investments in the Subsidiaries of the Underlying PIMCO Funds may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus. If, during a taxable year, the Underlying PIMCO Fund’s Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Underlying PIMCO Fund as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Underlying PIMCO Fund as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,477,308	$32,632	$(36,049)	$(3,417)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	21

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT07SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and

4	PIMCO VARIABLE INSURANCE TRUST

Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	52.5%
Short-Term Instruments	33.2%
Corporate Bonds & Notes	3.9%
Mortgage-Backed Securities	3.5%
Asset-Backed Securities	2.8%
Other	4.1%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (06/30/2004)
PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	-15.56%	-10.74%	-9.17%	2.37%
Dow Jones-UBS Commodity Index Total Return±	-10.47%	-8.01%	-11.61%	0.09%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.14% for Administrative Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$844.40	$1,019.89
Expenses Paid During Period†	$4.53	$4.96
Net Annualized Expense Ratio††	0.99%	0.99%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, was a significant detractor from performance as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»

Active commodity strategies designed to combat the effects of contango by holding futures contracts further out on the commodities futures curves, benefited performance as the deferred contract exposure indexes held within the Portfolio outperformed the Dow Jones-UBS Commodity Index Total Return, which implies front-month futures contracts.

»	An overweight to Australian real duration (or sensitivity to changes in real interest rates) detracted from relative performance as Australian real yields increased over the reporting period.

»	An overweight to Canadian real duration detracted from performance as Canadian real yields increased over the reporting period.

»	Tactical exposure to U.K. inflation-linked bonds at the beginning of the reporting period benefited relative performance as U.K. real yields fell during this period.

»	Exposure to select non-Agency residential mortgage-backed securities (“RMBS”) benefited relative returns by providing incremental income to the Portfolio.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$7.13		$7.20	$9.01	$8.60	$7.00	$13.35
Net investment income (a)	0.02		0.14	0.13	0.11	0.24	0.44
Net realized/unrealized gain (loss)	(1.12)		0.24	(0.71)	1.72	2.59	(6.08)
Total income (loss) from investment operations	(1.10)		0.38	(0.58)	1.83	2.83	(5.64)
Dividends from net investment income	(0.11)		(0.20)	(1.23)	(1.27)	(0.46)	(0.59)
Distributions from net realized capital gains	0.00		(0.25)	0.00	(0.15)	(0.77)	(0.12)
Total distributions	(0.11)		(0.45)	(1.23)	(1.42)	(1.23)	(0.71)
Net asset value end of year or period	$5.92		$7.13	$7.20	$9.01	$8.60	$7.00
Total return	(15.56)%		5.39%	(7.56)%	24.52%	41.53%	(43.79)%
Net assets end of year or period (000s)	$486,584		$572,477	$571,808	$576,251	$477,459	$214,053
Ratio of expenses to average net assets	0.99	%*	1.00%	0.91%	0.93%	0.98%	1.06%
Ratio of expenses to average net assets excluding waivers	1.11	%*	1.14%	1.05%	1.05%	1.11%	1.15%
Ratio of expenses to average net assets excluding interest expense	0.89	%*	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets excluding interest expense and waivers	1.01	%*	1.03%	1.03%	1.01%	1.02%	0.98%
Ratio of net investment income to average net assets	0.67	%*	1.93%	1.51%	1.32%	3.00%	3.33%
Portfolio turnover rate	29	%**	77%**	523%**	536%**	742%	1,156%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$897,950
Investments in Affiliates, at value	313,693
Repurchase agreements, at value	15,254
Deposits with counterparty	585
Foreign currency, at value	300
Receivable for investments sold	54,064
OTC swap premiums paid	215
Variation margin receivable on financial derivative instruments	90
Unrealized appreciation on foreign currency contracts	2,013
Unrealized appreciation on OTC swap agreements	978
Receivable for Portfolio shares sold	810
Interest and dividends receivable	3,109
Dividends receivable from Affiliates	47
Reimbursement receivable from PIMCO	49
1,289,157

Liabilities:
Payable for investments purchased	$15,093
Payable for investments in Affiliates purchased	47
Payable for sale-buyback transactions	590,986
Payable for short sales	21,981
Written options outstanding	2,243
OTC swap premiums received	122
Variation margin payable on financial derivative instruments	82
Unrealized depreciation on foreign currency contracts	1,776
Unrealized depreciation on OTC swap agreements	33,879
Deposits from counterparty	1,950
Payable for Portfolio shares redeemed	936
Accrued investment advisory fees	281
Accrued supervisory and administrative fees	140
Accrued distribution fees	27
Accrued servicing fees	59
Other liabilities	6
669,608

Net Assets	$619,549

Net Assets Consist of:
Paid in capital	$709,405
Undistributed net investment income	4,940
Accumulated undistributed net realized (loss)	(49,080)
Net unrealized (depreciation)	(45,716)
$619,549

Net Assets:
Institutional Class	$616
Administrative Class	486,584
Advisor Class	132,349

Shares Issued and Outstanding:
Institutional Class	105
Administrative Class	82,221
Advisor Class	22,104

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$5.89
Administrative Class	5.92
Advisor Class	5.99

Cost of Investments	$912,331
Cost of Investments in Affiliates	$313,688
Cost of Repurchase Agreements	$15,254
Cost of Foreign Currency Held	$309
Proceeds Received on Short Sales	$21,922
Premiums Received on Written Options	$2,310

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$5,702
Dividends from Affiliate investments	106
Total Income	5,808

Expenses:
Investment advisory fees	2,015
Supervisory and administrative fees	997
Servicing fees - Administrative Class	414
Distribution and/or servicing fees - Advisor Class	182
Trustees’ fees	4
Interest expense	354
Total Expenses	3,966
Waiver and/or Reimbursement by PIMCO	(427)
Net Expenses	3,539

Net Investment Income	2,269

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,075
Net realized gain on Affiliate investments	5
Net realized (loss) on futures contracts	(40)
Net realized gain on written options	826
Net realized (loss) on swaps	(50,421)
Net realized gain on foreign currency transactions	1,743
Net change in unrealized (depreciation) on investments	(44,549)
Net change in unrealized appreciation on Affiliate investments	34
Net change in unrealized (depreciation) on futures contracts	(40)
Net change in unrealized (depreciation) on written options	(993)
Net change in unrealized (depreciation) on swaps	(25,964)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	754
Net (Loss)	(116,570)

Net (Decrease) in Net Assets Resulting from Operations	$(114,301)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,269	$14,241
Net realized gain (loss)	(45,817)	6,005
Net realized gain (loss) on Affiliate investments	5	(62)
Net capital gain distributions received from Affiliate investments	0	8
Net change in unrealized appreciation (depreciation)	(70,792)	22,370
Net change in unrealized appreciation (depreciation) on Affiliate investments	34	(38)
Net increase (decrease) resulting from operations	(114,301)	42,524

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(2)
Administrative Class	(9,149)	(16,415)
Advisor Class	(2,343)	(3,544)
From net realized capital gains
Institutional Class	0	(5)
Administrative Class	0	(18,742)
Advisor Class	0	(4,939)

Total Distributions	(11,500)	(43,647)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	24,126	18,284

Total Increase (Decrease) in Net Assets	(101,675)	17,161

Net Assets:
Beginning of period	721,224	704,063
End of period*	$619,549	$721,224

*Including undistributed net investment income of:	$4,940	$14,171

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO CommodityRealReturn® Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(114,301)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(310,373)
Proceeds from sales of long-term securities	363,988
Purchases of short-term portfolio investments, net	(61,538)
(Increase) in deposits with counterparty	(491)
Decrease in receivable for investments sold	13,249
Decrease in interest and dividends receivable	498
(Increase) in OTC swap premiums received (paid)	(79)
Decrease in reimbursement receivable from PIMCO	37
Increase in payable for investments purchased	8,584
Increase in deposits from counterparty	1,315
(Decrease) in accrued investment advisory fees	(66)
(Decrease) in accrued supervisory and administrative fees	(31)
(Decrease) in accrued distribution fee	(4)
(Decrease) in accrued servicing fee	(10)
Increase in variation margin (receivable) payable on financial derivative instruments	1,061
Proceeds from short sale transactions, net	8,925
Proceeds from currency transactions	1,731
Net change in unrealized depreciation on investments	44,549
Net change in unrealized (appreciation) on Affiliate investments	(34)
Net change in unrealized depreciation on futures contracts	40
Net change in unrealized depreciation on written options	993
Net change in unrealized depreciation on swaps	25,964
Net change in unrealized (appreciation) on translation of assets and liabilities in foreign currencies	(754)
Net realized (gain) on investments, written options and foreign currency transactions	(4,649)
Net amortization (accretion) on investments	4,129
Net cash (used for) operating activities	(17,267)

Cash flows received from financing activities:
Proceeds from shares sold	101,625
Payments on shares redeemed	(76,770)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	253,051
Payments on reverse repurchase agreements	(253,051)
Proceeds from sale-buyback transactions	1,572,768
Payments on sale-buyback transactions	(1,580,119)
Proceeds from deposits from counterparty	1,301
Payments on deposits from counterparty	(1,301)
(Decrease) in overdraft due to custodian	(19)
Net cash received from financing activities	17,485

Net Increase in Cash and Foreign Currency	218

Cash and Foreign Currency:
Beginning of period	82
End of period	$300

* Reinvestment of dividends	$11,500

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$60

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$2,062	$2,068

Total Bank Loan Obligations (Cost $2,056)			2,068

CORPORATE BONDS & NOTES 7.6%

BANKING & FINANCE 6.7%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730	758
Ally Financial, Inc.
3.672% due 06/20/2014		3,100	3,143
ANZ New Zealand International Ltd.
0.714% due 08/19/2014		1,000	1,004
BPCE S.A.
2.375% due 10/04/2013		600	603
Commonwealth Bank of Australia
0.553% due 09/17/2014		15,800	15,849
0.697% due 07/12/2013		8,900	8,901
Dexia Credit Local S.A.
0.756% due 04/29/2014		7,900	7,915
Eksportfinans ASA
2.375% due 05/25/2016		800	770
International Lease Finance Corp.
5.625% due 09/20/2013		400	404
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		500	491
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,553

			41,391

INDUSTRIALS 0.4%
Boston Scientific Corp.
5.450% due 06/15/2014		500	521
Cardinal Health, Inc.
6.000% due 06/15/2017		400	454
Office Depot, Inc.
6.250% due 08/15/2013		304	307
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,145

			2,427

UTILITIES 0.5%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	2,700	3,551

Total Corporate Bonds & Notes (Cost $46,983)			47,369

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$1	1

Total Municipal Bonds & Notes (Cost $1)			1

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
0.543% due 05/25/2042		9	9
0.873% due 02/25/2041		1,457	1,475
1.374% due 10/01/2044		10	11
2.492% due 11/01/2034		66	71
2.571% due 05/25/2035		86	88
3.000% due 08/01/2043		3,000	2,923

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.083% due 07/01/2035	$49	$53
5.282% due 11/01/2035	99	105
5.309% due 01/01/2036	223	240
Freddie Mac
0.423% due 02/15/2019	369	370
0.453% due 08/25/2031	2	2
0.643% due 08/15/2033 - 09/15/2042	3,928	3,959
1.374% due 02/25/2045	120	122
2.207% due 07/01/2036	323	342
2.367% due 01/01/2034	11	12
2.500% due 10/02/2019 (h)	3,700	3,742
2.603% due 09/01/2036	313	332
2.689% due 10/01/2036	197	211
Ginnie Mae
0.492% due 03/20/2037	1,820	1,830
NCUA Guaranteed Notes
0.643% due 10/07/2020	909	914
0.753% due 12/08/2020	1,430	1,439
Small Business Administration
5.510% due 11/01/2027	534	595

Total U.S. Government Agencies (Cost $18,648)		18,845

U.S. TREASURY OBLIGATIONS 104.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)	89,684	92,024
0.125% due 04/15/2017 (e)	4,711	4,836
0.125% due 01/15/2022 (e)(h)	24,049	23,552
0.125% due 07/15/2022 (e)(h)(k)	57,463	56,162
0.125% due 01/15/2023 (e)(h)(k)	45,047	43,646
0.500% due 04/15/2015 (e)(h)(k)	23,615	24,216
0.625% due 07/15/2021 (e)	69,520	71,772
0.625% due 02/15/2043 (e)	3,136	2,636
0.750% due 02/15/2042 (e)	206	181
1.125% due 01/15/2021 (e)	24,298	25,986
1.250% due 04/15/2014 (e)(h)(k)	27,470	27,861
1.250% due 07/15/2020 (e)(h)(k)	52,267	56,781
1.375% due 07/15/2018 (e)	4,314	4,713
1.375% due 01/15/2020 (e)	26,677	29,071
1.625% due 01/15/2015 (e)	20,223	21,036
1.750% due 01/15/2028 (e)	999	1,119
1.875% due 07/15/2015 (e)	2,750	2,925
1.875% due 07/15/2019 (e)	26,092	29,424
2.000% due 07/15/2014 (e)	25,668	26,513
2.000% due 01/15/2016 (e)	13,772	14,797
2.000% due 01/15/2016	12,888	13,847
2.000% due 01/15/2026 (e)	1,289	1,489
2.125% due 01/15/2019 (e)	2,600	2,941
2.375% due 01/15/2017 (e)	9,459	10,486
2.375% due 01/15/2017	11,531	12,784
2.375% due 01/15/2025 (e)	1,481	1,764
2.625% due 07/15/2017 (h)(k)	16,830	19,097
3.875% due 04/15/2029 (h)	141	204
U.S. Treasury Notes
0.125% due 12/31/2013 (h)(k)	8,653	8,653
0.250% due 01/31/2014 (k)	751	752
0.250% due 03/31/2014 (k)	900	901
0.250% due 04/30/2014 (k)	1,861	1,862
0.250% due 05/31/2014 (k)	700	700
1.000% due 01/15/2014 (h)	231	232
1.000% due 05/15/2014 (k)	2,600	2,619
2.000% due 02/15/2023	5,600	5,386
2.250% due 05/31/2014 (k)	1,100	1,121

Total U.S. Treasury Obligations (Cost $658,961)		644,089

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 7.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$520	$525
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		14	14
5.857% due 06/10/2049		14	14
Banc of America Large Loan Trust
2.493% due 11/15/2015		5,899	5,917
Banc of America Mortgage Trust
2.798% due 06/25/2035		261	241
4.871% due 11/25/2034		135	132
Banc of America Re-REMIC Trust
5.698% due 06/24/2050		300	340
BCAP LLC Trust
5.250% due 08/26/2037		1,932	1,958
5.340% due 03/26/2037		582	536
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		46	46
2.320% due 08/25/2035		85	84
2.600% due 03/25/2035		152	150
2.793% due 03/25/2035		42	41
2.836% due 03/25/2035		170	156
2.996% due 01/25/2035		517	486
3.148% due 01/25/2035		642	633
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		100	98
2.290% due 09/25/2035		112	109
2.570% due 10/25/2035		894	863
3.027% due 09/25/2037 ^		753	601
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		2,630	2,141
0.387% due 12/20/2046		2,264	1,507
6.000% due 02/25/2037 ^		349	251
Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 11/19/2033		7	7
2.963% due 08/25/2034		64	55
Credit Suisse Mortgage Capital Certificates
0.423% due 10/15/2021		1,391	1,388
5.383% due 02/15/2040		400	439
5.467% due 09/18/2039		946	1,045
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,117
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		26	26
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	264	395
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045		$13	11
GS Mortgage Securities Trust
1.103% due 03/06/2020		92	93
1.260% due 03/06/2020		300	301
3.849% due 12/10/2043		3,371	3,587
GSR Mortgage Loan Trust
3.024% due 01/25/2035		134	131
Harborview Mortgage Loan Trust
0.432% due 03/19/2036		78	53
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	3,364	4,410
IndyMac Mortgage Loan Trust
2.845% due 11/25/2035 ^		$339	291
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		74	74
JPMorgan Mortgage Trust
2.974% due 07/25/2035		111	110
3.094% due 08/25/2035		153	150
4.479% due 02/25/2035		281	282

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		$192	$215
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		94	96
Mellon Residential Funding Corp.
0.933% due 09/15/2030		283	272
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035		333	323
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
6.090% due 06/11/2049		25	28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		535	545
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	400	523
Residential Accredit Loans, Inc. Trust
1.528% due 09/25/2045		$228	191
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049		600	667
Sequoia Mortgage Trust
0.392% due 07/20/2036		620	550
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		22	17
2.578% due 02/25/2034		37	37
5.500% due 12/25/2034		182	176
Structured Asset Mortgage Investments Trust
0.852% due 10/19/2034		34	33
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,574
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		408	404
5.088% due 08/15/2041		300	309
WaMu Mortgage Pass-Through Certificates
0.939% due 05/25/2047		373	316
2.862% due 12/25/2035		361	331
5.273% due 08/25/2035		79	76
Wells Fargo Mortgage-Backed Securities Trust
2.496% due 06/25/2033		139	138
2.770% due 03/25/2036		350	332

Total Mortgage-Backed Securities (Cost $41,642)			43,073

ASSET-BACKED SECURITIES 5.6%
AMMC CLO Ltd.
0.498% due 05/03/2018		52	51
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	757	968
Ares CLO Ltd.
0.502% due 03/12/2018		$352	349
Carrington Mortgage Loan Trust
0.513% due 10/25/2035		50	50
Citibank Omni Master Trust
2.943% due 08/15/2018		6,100	6,266
Commercial Industrial Finance Corp.
0.535% due 03/01/2021		1,094	1,082
0.535% due 05/10/2021		4,600	4,513
Countrywide Asset-Backed Certificates
0.373% due 07/25/2036		1,219	1,182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.443% due 04/25/2036		$161	$156
4.910% due 04/25/2036		1,270	1,300
Credit-Based Asset Servicing and Securitization LLC
0.313% due 07/25/2037		22	11
Duane Street CLO Ltd.
0.525% due 11/08/2017		46	46
First Franklin Mortgage Loan Trust
0.533% due 11/25/2035		4,269	4,111
0.573% due 09/25/2035		1,783	1,760
GSAMP Trust
0.263% due 12/25/2036		80	40
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	76	99
Landmark CDO Ltd.
0.575% due 06/01/2017		$160	160
LCM Ltd.
0.502% due 03/21/2019		1,500	1,478
Magi Funding PLC
0.578% due 04/11/2021	EUR	413	527
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$180	146
Nelnet Student Loan Trust
0.976% due 07/25/2018		108	108
North Carolina State Education Assistance Authority
0.726% due 10/26/2020		898	899
Penta CLO S.A.
0.518% due 06/04/2024	EUR	1,162	1,440
SLM Student Loan Trust
0.316% due 04/25/2019		$2,200	2,171
1.776% due 04/25/2023		3,801	3,913
1.843% due 12/15/2017		111	112
2.350% due 04/15/2039		458	460
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		40	39
Structured Asset Securities Corp.
1.694% due 04/25/2035		576	538
Symphony CLO Ltd.
0.515% due 05/15/2019		700	694
Wood Street CLO BV
0.587% due 03/29/2021	EUR	157	201

Total Asset-Backed Securities (Cost $33,627)			34,870

SOVEREIGN ISSUES 4.7%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	500	551
4.000% due 08/20/2020		400	673
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	1,329	1,654
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200	1,258
2.750% due 11/20/2025		5,500	6,226
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,413	10,126
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	1,600	8,305

Total Sovereign Issues (Cost $30,768)			28,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 65.8%

CERTIFICATES OF DEPOSIT 1.3%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$4,100	$4,106
1.700% due 09/06/2013		4,000	4,008

			8,114

COMMERCIAL PAPER 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		1,900	1,893
Standard Chartered Bank
0.950% due 10/01/2013		6,300	6,297

			8,190

REPURCHASE AGREEMENTS (d) 2.5%
			15,254

SHORT-TERM NOTES 2.7%
Federal Home Loan Bank
0.071% due 09/06/2013		2,800	2,800
Freddie Mac
0.112% due 01/23/2014		13,600	13,593

			16,393

ITALY TREASURY BILLS 1.1%
1.729% due 09/13/2013 (a)	EUR	5,100	6,631

U.S. TREASURY BILLS 6.3%
0.111% due 08/15/2013 - 05/29/2014 (a)(e)(h)(k)		$39,346	39,310

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 50.6%
PIMCO Short-Term Floating NAV Portfolio		31,350,455	313,693

Total Short-Term Instruments (Cost $407,461)			407,585

PURCHASED OPTIONS (f)(i) 0.0%
(Cost $1,126)			204

Total Investments 198.0% (Cost $1,241,273)			$1,226,897

Written Options (g)(j) (0.4%) (Premiums $2,310)			(2,243)

Other Assets and Liabilities (Net) (97.6%)			(605,105)

Net Assets 100.0%			$619,549

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SAL	0.150%	06/28/2013	07/01/2013	$14,600	U.S. Treasury Notes 0.750% due 09/15/2013	$(14,899)	$14,600	$14,600
SSB	0.010%	06/28/2013	07/01/2013	654	Fannie Mae 2.200% due 10/17/2022	(671)	654	654

						$(15,570)	$15,254	$15,254

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/14/2013	07/12/2013	$7,668	$(7,669)
BPG	0.160%	06/28/2013	07/12/2013	1,117	(1,118)
	0.210%	02/14/2013	08/12/2013	94,676	(94,987)
MSC	0.100%	05/14/2013	07/09/2013	8,089	(8,091)
	0.160%	05/07/2013	07/11/2013	7,796	(7,799)
	0.170%	05/07/2013	07/11/2013	14,474	(14,485)
	0.170%	05/09/2013	07/10/2013	82,118	(82,160)
	0.170%	06/27/2013	07/05/2013	14,920	(14,922)
TDM	0.130%	06/12/2013	07/05/2013	90,686	(90,697)
	0.140%	06/10/2013	07/08/2013	252,853	(252,912)
	0.150%	06/19/2013	07/05/2013	5,975	(5,976)
	0.180%	05/28/2013	07/12/2013	10,168	(10,170)

					$(590,986)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $340,046 at a weighted average interest rate of 0.204%.
(3)	Payable for sale-buyback transactions includes $337 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (4)
Fannie Mae	5.500%	07/01/2043	$6,000	$6,493	$(6,517)
U.S. Treasury Inflation Protected Securities	0.125%	04/15/2016	12,220	12,510	(12,514)
U.S. Treasury Inflation Protected Securities	1.875%	07/15/2015	2,750	2,919	(2,950)

				$21,922	$(21,981)

(4)	Market value includes $28 of interest payable on short sales.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $589,484 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (5)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (5)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
SAL	$14,600	$(14,899)	$(299)	$0	$0	$0
SSB	399	(407)	(8)	255	(264)	(9)

Master Securities Forward Transactions Agreement
BCY	(10,619)	7,736	(2,883)	0	0	0
BPG	(94,987)	94,816	(171)	(1,118)	1,114	(4)
FOB	(6,517)	0	(6,517)	0	0	0
JPS	(12,514)	0	(12,514)	0	0	0
MSC	(127,457)	127,048	(409)	0	0	0
TDM	(359,755)	358,680	(1,075)	0	0	0

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	8	$14	$5
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	8	14	4
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	8	14	2

				$42	$11

(g)	Written Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - NYMEX Ultra-Low Sulfur Diesel December Futures	$3.300	12/31/2013	8	$18	$(7)
Call - NYMEX Ultra-Low Sulfur Diesel November Futures	3.300	11/29/2013	8	18	(5)
Call - NYMEX Ultra-Low Sulfur Diesel October Futures	3.300	10/31/2013	8	18	(3)
Call - NYMEX WTI Brent Crude Spread May Futures	6.000	05/14/2014	10	18	(21)
Call - NYMEX WTI Brent Crude Spread November Futures	6.000	11/13/2013	99	117	(215)
Put - NYMEX WTI Brent Crude Spread November Futures	11.000	11/13/2013	2	3	(2)
Call - NYMEX WTI Light Sweet Crude Oil August Futures	103.000	07/17/2013	27	14	(3)

				$206	$(256)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	37	$24	$(106)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	37	8	(1)

				$32	$(107)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	213	$(344)
90-Day Eurodollar March Futures	Long	03/2017	32	(52)
90-Day Eurodollar September Futures	Long	09/2015	103	(96)
Brent Crude June Futures	Short	05/2014	122	47
Brent Crude March Futures	Short	02/2014	18	32
Brent Crude October Futures	Long	09/2013	18	(31)
Corn December Futures	Long	12/2013	95	(180)
Corn September Futures	Short	09/2013	95	132
Euro-Mill Wheat November Futures	Long	11/2013	16	(51)
Henry Hub Natural Gas Swap April Futures	Short	03/2014	20	23
Henry Hub Natural Gas Swap April Futures	Long	03/2016	29	(14)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	20	18
Henry Hub Natural Gas Swap August Futures	Long	07/2016	29	(6)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	20	4
Henry Hub Natural Gas Swap December Futures	Long	11/2016	29	19
Henry Hub Natural Gas Swap February Futures	Short	01/2014	20	17
Henry Hub Natural Gas Swap February Futures	Long	01/2016	29	9
Henry Hub Natural Gas Swap January Futures	Short	12/2013	20	18
Henry Hub Natural Gas Swap January Futures	Long	12/2015	29	11
Henry Hub Natural Gas Swap July Futures	Short	06/2014	20	18
Henry Hub Natural Gas Swap July Futures	Long	06/2016	29	(7)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	20	20
Henry Hub Natural Gas Swap June Futures	Long	05/2016	29	(10)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	20	19
Henry Hub Natural Gas Swap March Futures	Long	02/2016	29	5
Henry Hub Natural Gas Swap May Futures	Short	04/2014	20	22
Henry Hub Natural Gas Swap May Futures	Long	04/2016	29	(12)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	20	12
Henry Hub Natural Gas Swap November Futures	Long	10/2016	29	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Futures Contracts: (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	20	$16
Henry Hub Natural Gas Swap October Futures	Long	09/2016	29	(3)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	20	17
Henry Hub Natural Gas Swap September Futures	Long	08/2016	29	(6)
Natural Gas February Futures	Short	01/2014	22	129
Natural Gas July Futures	Short	07/2013	96	265
Natural Gas March Futures	Long	02/2014	22	(118)
Natural Gas March Futures	Short	03/2014	313	1,170
Natural Gas May Futures	Long	04/2014	43	(113)
Natural Gas October Futures	Long	09/2013	96	(143)
Natural Gas October Futures	Long	09/2014	270	(900)
Soybean November Futures	Short	11/2013	27	92
U.S. Treasury 10-Year Note September Futures	Long	09/2013	14	(41)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	14	(59)
Wheat September Futures	Long	09/2013	23	(37)
Wheat September Futures	Short	09/2013	28	37
WTI Crude August Futures	Short	07/2013	10	(17)
WTI Crude June Futures	Long	05/2014	122	209
WTI Crude March Futures	Long	02/2014	18	(7)
WTI Crude October Futures	Short	09/2013	18	(14)

				$104

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$4,300	$(123)	$10

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	15,500	$2,123	$1,194

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $2,570 and cash of $585 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Exchange-Traded Options
CBOT	$(107)	$0
NYMEX	(94)	(151)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
	PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Futures
BOS	$0	$0	$484	$21
GSC	37	23	175	20
MSC	(496)	(1)	0	0
SAL	(96)	0	0	0

Centrally Cleared Swaps
BCY	169	(11)	0	0
FOB	10	23	0	0
MSC	1,025	(67)	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	11,539	$	11,290	WST	$743	$0	$743
07/2013	INR	251,071		4,245	CBK	38	0	38
07/2013	JPY	90,700		925	FBF	11	0	11
07/2013		214,900		2,223	HUS	56	0	56
07/2013		124,600		1,260	JPM	4	0	4
07/2013		6,900		70	RBC	1	0	1
07/2013		120,800		1,224	UAG	5	0	5
07/2013	$	984	AUD	1,011	DUB	0	(60)	(60)
07/2013		967	INR	52,563	BRC	0	(86)	(86)
07/2013		663		36,293	CBK	0	(55)	(55)
07/2013		1,692		95,006	FBF	0	(100)	(100)
07/2013		666		36,244	HUS	0	(59)	(59)
07/2013		384		20,993	JPM	0	(32)	(32)
07/2013		184		9,973	UAG	0	(17)	(17)
07/2013		2,362	JPY	222,500	FBF	0	(119)	(119)
07/2013		5,184		504,400	RYL	0	(98)	(98)
07/2013	ZAR	3,561	$	391	BOA	32	0	32
08/2013	$	4,576	BRL	9,298	UAG	0	(438)	(438)
09/2013	CAD	6,515	$	6,391	RBC	209	0	209
09/2013	EUR	5,045		6,544	BRC	0	(24)	(24)
09/2013		23,213		30,889	CBK	663	0	663
09/2013	GBP	7,286		11,320	BPS	243	0	243
09/2013	$	4,504	CAD	4,597	JPM	0	(142)	(142)
09/2013		613	EUR	464	BOA	0	(9)	(9)
09/2013		4,935		3,713	BRC	0	(100)	(100)
09/2013		1,176		877	DUB	0	(34)	(34)
09/2013		1,344		1,007	HUS	0	(32)	(32)
09/2013		2,297	GBP	1,471	DUB	0	(61)	(61)
09/2013		4,895	MXN	60,439	JPM	0	(263)	(263)
10/2013	INR	53,943	$	891	BRC	4	(1)	3
10/2013		31,241		517	DUB	4	(1)	3
10/2013		6,346		104	JPM	0	(1)	(1)
10/2013		11,405		187	UAG	0	(1)	(1)
10/2013	$	4,178	INR	251,071	CBK	0	(43)	(43)

						$2,013	$(1,776)	$237

(i)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC Brent Crude December Futures	JPM	$	118.750	10/31/2013	$	300	$4	$1
Call - OTC Brent Crude February Futures	JPM		118.750	12/31/2013		300	4	2
Call - OTC Brent Crude January Futures	JPM		118.750	11/29/2013		300	4	2
Call - OTC WTI Crude December Futures	JPM		130.000	11/15/2013		4,800	335	5
Call - OTC WTI Crude December Futures	MYC		150.000	11/17/2015		8,200	517	26

							$864	$36

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	4,200	$213	$157

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.125% due 04/01/2016	MYC	$	75.000	07/26/2013	$	87,000	$7	$0

(j)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	$	4,800	$345	$(4)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015		8,200	517	(39)
Call - OTC Ultra-Low Sulfur Diesel December Futures	JPM	3.300	12/31/2013		126	5	(3)
Call - OTC Ultra-Low Sulfur Diesel November Futures	JPM	3.300	11/29/2013		126	5	(2)
Call - OTC Ultra-Low Sulfur Diesel October Futures	JPM	3.300	10/31/2013		126	5	(1)

						$877	$(49)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,500	$13	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,500	4	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,100	5	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,000	4	0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013	$	3,700	13	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		3,700	13	(80)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		15,200	27	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		15,200	76	(330)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,500	1	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,500	4	(33)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		4,100	11	(66)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,100	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,100	3	(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		3,100	10	(50)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(118)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		7,200	4	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		7,200	18	(157)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		11,600	59	(167)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,200	21	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,100	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,300	23	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		400	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	3,700	13	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	26	(56)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,400	15	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,400	25	(52)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,700	17	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	19	(56)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,800	9	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,800	14	(43)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,300	25	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,300	39	(81)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,500	12	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,500	15	(53)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		1,400	4	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		1,400	10	(53)

								$771	$(1,426)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	2,200	$21	$(1)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		2,200	20	(1)

							$41	$(2)

Options on Indices

Description	Counterparty	Strike Value	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	DUB	0.000	03/04/2014	$	20	$17	$(8)
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	GST	(3.000)	03/03/2014		45	38	(20)
Put - OTC NRCAL16 Index	CBK	4.400	08/22/2013		15,000	11	(21)
Put - OTC NRCAL16 Index	JPM	4.400	08/08/2013		24,000	18	(33)
Put - OTC NRCAL16 Index	JPM	4.300	08/15/2013		6,000	4	(5)
Put - OTC PLTMLNPM Index	MYC	1,420.000	11/01/2013		170	119	(222)
Put - OTC PLTMLNPM Index	UAG	1,420.000	11/01/2013		45	31	(59)

						$238	$(368)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,100	$108	$(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	13	(2)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	10	(2)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	700	6	(5)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	8	(7)

						$145	$(35)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	40	$156,560	EUR	2,700	JPY	0	$2,712
Sales	722	282,543		34,900		580,000	1,517
Closing Buys	(439)	(31,395)		0		0	(702)
Expirations	(87)	(147,950)		(14,500)		(580,000)	(959)
Exercised	0	(39,300)		0		0	(258)

Balance at 06/30/2013	236	$220,458	EUR	23,100	JPY	0	$2,310

OTC Swap Agreements:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	2H13 GOCO Index	$15.200	12/31/2013	MYC	3,000	$1	$0	$1
Receive	2H13 GOCO Index	15.300	12/31/2013	DUB	3,000	1	0	1
Pay	2H13 GOCO Index	15.020	12/31/2013	CBK	9,000	(6)	0	(6)
Pay	2H13 GOCO Index	17.600	12/31/2013	MYC	6,000	12	0	12
Pay	2H13 GOCO Index	17.675	12/31/2013	MYC	24,000	48	0	48
Pay	2H13 GOCO Index	18.100	12/31/2013	CBK	6,000	15	0	15
Receive	2H13 LSFOCO Index	7.700	12/31/2013	DUB	3,000	1	0	1
Receive	2H13 LSFOCO Index	7.700	12/31/2013	MYC	3,000	1	0	1
Pay	2H13 LSFOCO Index	7.200	12/31/2013	CBK	6,000	2	0	2
Pay	2H13 LSFOCO Index	6.800	12/31/2013	MYC	6,000	4	0	4
Pay	2H13 LSFOCO Index	6.525	12/31/2013	MYC	24,000	23	0	23
Pay	2H13 LSFOCO Index	5.900	12/31/2013	CBK	9,000	14	0	14
Receive	3Q13 GOCO Index	13.750	09/30/2013	DUB	3,000	5	0	5
Pay	3Q13 GOCO Index	14.850	09/30/2013	CBK	1,500	(1)	0	(1)
Receive	3Q13 LSFOCO Index	7.450	09/30/2013	DUB	3,000	(1)	0	(1)
Pay	3Q13 LSFOCO Index	7.790	09/30/2013	CBK	1,500	0	0	0
Pay	CAL14 GOCO Index	17.100	12/31/2014	GST	6,000	4	0	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Commodity Forward Swaps (Cont.)

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CAL14 GOCO Index	$17.180	12/31/2014	DUB	6,000	$4	$0	$4
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	1,800	2	0	2
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	2,400	3	0	3
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	1,800	3	0	3
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	3,600	5	0	5
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	4,800	7	0	7
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	4,800	(1)	0	(1)
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	2,400	0	0	0
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	3,600	2	0	2
Pay	CAL14 HSFOCO Index	9.900	12/31/2014	GST	6,000	5	0	5
Pay	CAL14 HSFOCO Index	9.880	12/31/2014	DUB	6,000	5	0	5
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(148)	0	(148)

						$12	$0	$12

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.397%	$	400	$(3)	$0	$(3)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.303%		1,000	(13)	(24)	11
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.049%		1,000	(21)	0	(21)

								$(37)	$(24)	$(13)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$	200	$(14)	$(7)	$(7)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	3,000	$104	$21	$83
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		600	23	4	19
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		1,200	41	1	40
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		1,000	33	4	29
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		500	17	8	9
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		100	3	2	1
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		300	11	1	10
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		2,700	90	30	60
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS		400	1	(1)	2

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS	EUR	1,800	$69	$(17)	$86
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		500	19	(5)	24
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		500	19	(5)	24
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	100	0	0	0
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		16,700	(133)	(44)	(89)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		8,500	(44)	11	(55)
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		9,700	(72)	(16)	(56)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		10,100	(61)	(2)	(59)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		17,700	(100)	13	(113)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		9,000	2	54	(52)
Pay	1-Year BRL-CDI	8.150%	01/02/2017	UAG		13,100	(352)	0	(352)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		800	(21)	(1)	(20)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		10,300	(254)	13	(267)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	2,900	(73)	0	(73)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		8,700	(198)	20	(218)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,600	(58)	18	(76)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,800	(40)	15	(55)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		13,100	(249)	0	(249)

							$(1,193)	$124	$(1,317)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ENHGD84T Index	273,616	3-Month U.S. Treasury Bill rate plus a specified spread	$	64,806	08/15/2013	BOA	$(3,119)
Receive	CVICSTR3 Index	42,789	3-Month U.S. Treasury Bill rate plus a specified spread		12,138	08/15/2013	CBK	(597)
Receive	DJUBSTR Index	162,343	3-Month U.S. Treasury Bill rate plus a specified spread		42,730	08/15/2013	DUB	(2,060)
Receive	DJUBSTR Index	237,452	3-Month U.S. Treasury Bill rate plus a specified spread		62,499	08/15/2013	FBF	(1,780)
Pay	DJUBSTR Index	97,170	3-Month U.S. Treasury Bill rate plus a specified spread		25,576	08/15/2013	FBF	0
Receive	MLCIPP2T Index	185,666	3-Month U.S. Treasury Bill rate plus a specified spread		62,461	08/15/2013	GLM	(3,006)
Receive	DJUBSTR Index	306,122	3-Month U.S. Treasury Bill rate plus a specified spread		80,573	08/15/2013	JPM	(3,827)
Pay	DJUBSTR Index	5,427	3-Month U.S. Treasury Bill rate plus a specified spread		1,428	08/15/2013	JPM	69
Receive	JMABNIC0 Index	5,035	3-Month U.S. Treasury Bill rate plus a specified spread		3,437	08/15/2013	JPM	(154)
Receive	JMABNICP Index	21,215	3-Month U.S. Treasury Bill rate plus a specified spread		14,156	08/15/2013	JPM	(641)
Pay	JMABNICP Index	2,032	3-Month U.S. Treasury Bill rate plus a specified spread		1,356	08/15/2013	JPM	8
Receive	DJUBSTR Index	286,286	3-Month U.S. Treasury Bill rate plus a specified spread		75,352	08/15/2013	MYC	(3,632)
Receive	MOTT3001 Index	234,163	3-Month U.S. Treasury Bill rate plus a specified spread		66,491	08/15/2013	MYC	(3,206)
Receive	MOTT3002 Index	441,545	3-Month U.S. Treasury Bill rate plus a specified spread		124,471	08/15/2013	MYC	(6,122)
Receive	DJUBSF3T Index	107,501	3-Month U.S. Treasury Bill rate plus a specified spread		61,137	08/15/2013	SOG	(2,958)
Receive	DJUBSTR Index	40,669	3-Month U.S. Treasury Bill rate plus a specified spread		10,704	08/15/2013	SOG	(516)

								$(31,541)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	DJUBS Index	2.890%	07/02/2013	JPM	$	700	$8	$0	$8
Pay	DJUBS Index	3.028%	07/08/2013	GST		500	5	0	5
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM		3,760	(218)	0	(218)
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM		850	(36)	0	(36)
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG		560	(14)	0	(14)
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG		560	(14)	0	(14)
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC		514	(12)	0	(12)
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST		860	(20)	0	(20)
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST		670	(3)	0	(3)
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM		570	9	0	9
Pay	GOLDLNPM Index	5.406%	04/21/2016	MYC		910	(18)	0	(18)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG		350	13	0	13
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG		350	12	0	12
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC		330	11	0	11
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST		540	19	0	19
Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	MYC		700	21	0	21
Pay	S&P 500 Index	7.290%	12/20/2013	GST		2,200	106	0	106
Pay	S&P 500 Index	7.453%	12/20/2013	BRC		1,900	95	0	95
Receive	S&P GSCI Crude Oil Index	5.290%	08/09/2013	BPS		300	(4)	0	(4)
Pay	SPGCBRP Index	4.928%	08/09/2013	BPS		300	5	0	5

							$(35)	$0	$(35)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Collateral	(Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $31,408 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
BOA	$(205)	$284	$79	$(3,127)	$2,511	$(616)
BPS	189	0	189	(0)	0	(0)
BRC	(262)	300	38	95	(60)	35
CBK	588	(610)	(22)	(567)	320	(247)
DUB	(567)	723	156	(2,200)	1,838	(362)
FBF	(174)	0	(174)	(1,780)	2,441	661
GLM	(800)	860	60	(3,006)	2,408	(598)
GST	(22)	0	(22)	106	(260)	(154)
HUS	(33)	0	(33)	0	0	0
JPM	(501)	272	(229)	(4,777)	3,756	(1,021)
MSC	0	(160)	(160)	0	0	0
MYC	(457)	532	75	(13,097)	5,247	(7,850)
RBC	210	0	210	0	0	0
RYL	(175)	0	(175)	0	0	0
SOG	0	0	0	(3,477)	2,727	(750)
UAG	(903)	958	55	(59)	0	(59)
WST	743	(710)	33	0	0	0

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR	VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$47	$0	$0	$0	$157	$204
Variation margin receivable on financial derivative instruments (2)	67	23	0	0	0	90
Unrealized appreciation on foreign currency contracts	0	0	0	2,013	0	2,013
Unrealized appreciation on OTC swap agreements	349	11	201	0	417	978

	$463	$34	$201	$2,013	$574	$3,285

Liabilities:
Written options outstanding	$673	$0	$0	$2	$1,568	$2,243
Variation margin payable on financial derivative instruments (2)	4	0	0	0	78	82
Unrealized depreciation on foreign currency contracts	0	0	0	1,776	0	1,776
Unrealized depreciation on OTC swap agreements	32,114	31	0	0	1,734	33,879

	$32,791	$31	$0	$1,778	$3,380	$37,980

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$(144)	$0	$0	$47	$0	$(97)
Net realized gain (loss) on futures contracts	(158)	0	0	0	118	(40)
Net realized gain on written options	276	0	0	34	516	826
Net realized gain (loss) on swaps	(50,864)	(41)	(8)	0	492	(50,421)
Net realized gain on foreign currency transactions	0	0	0	1,996	0	1,996

	$(50,890)	$(41)	$(8)	$2,077	$1,126	$(47,736)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(14)	$0	$0	$0	$71	$57
Net change in unrealized appreciation (depreciation) on futures contracts	634	0	0	0	(674)	(40)
Net change in unrealized appreciation (depreciation) on written options	(181)	0	0	38	(850)	(993)
Net change in unrealized appreciation (depreciation) on swaps	(25,300)	(36)	78	0	(706)	(25,964)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	765	0	765

	$(24,861)	$(36)	$78	$803	$(2,159)	$(26,175)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $104 and open centrally cleared swaps cumulative appreciation of $1,204 as reported in the Notes to Consolidated Schedule of Investments.

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$2,068	$0	$2,068
Corporate Bonds & Notes
Banking & Finance	0	41,391	0	41,391
Industrials	0	2,427	0	2,427
Utilities	0	3,551	0	3,551
Municipal Bonds & Notes
West Virginia	0	1	0	1
U.S. Government Agencies	0	16,492	2,353	18,845
U.S. Treasury Obligations	0	644,089	0	644,089
Mortgage-Backed Securities	0	43,073	0	43,073
Asset-Backed Securities	0	34,870	0	34,870
Sovereign Issues	0	28,793	0	28,793
Short-Term Instruments
Certificates of Deposit	0	8,114	0	8,114
Commercial Paper	0	8,190	0	8,190
Repurchase Agreements	0	15,254	0	15,254
Short-Term Notes	0	16,393	0	16,393
Italy Treasury Bills	0	6,631	0	6,631
U.S. Treasury Bills	0	39,310	0	39,310
Central Funds Used for Cash Management Purposes	313,693	0	0	313,693
Purchased Options
Commodity Contracts	11	36	0	47
Interest Rate Contracts	0	157	0	157
	$313,704	$910,840	$2,353	$1,226,897

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short Sales, at value
U.S. Government Agencies	$0	$(6,517)	$0	$(6,517)
U.S. Treasury Obligations	0	(15,464)	0	(15,464)
	$0	$(21,981)	$0	$(21,981)

Financial Derivative Instruments - Assets
Commodity Contracts	2,365	349	0	2,714
Credit Contracts	0	21	0	21
Equity Contracts	0	201	0	201
Foreign Exchange Contracts	0	2,013	0	2,013
Interest Rate Contracts	0	1,611	0	1,611
	$2,365	$4,195	$0	$6,560

Financial Derivative Instruments - Liabilities
Commodity Contracts	(1,925)	(32,444)	(87)	(34,456)
Credit Contracts	0	(31)	0	(31)
Foreign Exchange Contracts	0	(1,778)	0	(1,778)
Interest Rate Contracts	(592)	(3,267)	(35)	(3,894)
	$(2,517)	$(37,520)	$(122)	$(40,159)

Totals	$313,552	$855,534	$2,231	$1,171,317

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$2,501	$0	$(150)	$0	$0	$2	$0	$0	$2,353	$3
Mortgage-Backed Securities	2,772	0	(376)	2	4	92	0	(2,494)	0	0

	$5,273	$0	$(526)	$2	$4	$94	$0	$(2,494)	$2,353	$3

Financial Derivative Instruments - Liabilities
Commodity Contracts	0	0	(88)	0	0	1	0	0	(87)	1
Interest Rate Contracts	(28)	0	(15)	0	0	8	0	0	(35)	8

	$(28)	$0	$(103)	$0	$0	$9	$0	$0	$(122)	$9

Totals	$5,245	$0	$(629)	$2	$4	$103	$0	$(2,494)	$2,231	$12

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$2,353	Third Party Vendor	Broker Quote	100.50-100.63

Financial Derivative Instruments - Liabilities
Commodity Contracts	(87)	Indicative Market Quotations	Broker Quote	0.09-43.04
Interest Rate Contracts	(35)	Indicative Market Quotations	Broker Quote	0.16-0.81

Total	$2,231

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Consolidated Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting

Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Consolidated Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair

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Notes to Financial Statements (Cont.)

market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily

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settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of

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Notes to Financial Statements (Cont.)

the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S.

Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

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Notes to Financial Statements (Cont.)

parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity

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Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference

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Notes to Financial Statements (Cont.)

between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a

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greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

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Notes to Financial Statements (Cont.)

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of

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transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United

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Notes to Financial Statements (Cont.)

States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio I Ltd.	07/21/2006	08/01/2006	$619,549	$67,436	10.9%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with

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respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $427,087.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$21,901	$8,479

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory

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Notes to Financial Statements (Cont.)

or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$ 148,147	$ 747,707	$ (582,200)	$ 5	$ 34	$ 313,693	$ 106	$ 0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$280,210	$266,606	$27,824	$89,767

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	95	$663	22	$170
Administrative Class	10,224	70,124	19,674	144,866
Advisor Class	2,793	19,345	5,589	42,406
Issued as reinvestment of distributions
Institutional Class	1	8	1	7
Administrative Class	1,382	9,149	4,867	35,157
Advisor Class	350	2,343	1,162	8,482
Cost of shares redeemed
Institutional Class	(14)	(98)	0	0
Administrative Class	(9,695)	(66,043)	(23,634)	(179,907)
Advisor Class	(1,644)	(11,365)	(4,349)	(32,897)
Net increase resulting from Portfolio share transactions	3,492	$24,126	3,332	$18,284

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 56% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,258,551	$6,174	$(37,828)	$(31,654)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	INR	Indian Rupee	USD	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	ENHGD84T	Dow Jones-AIG E84 Total Return	MLCIPP2T	Merrill Lynch MLCIPP2T
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
DJUBS	Dow Jones-UBS Commodity Index	GSCI	Goldman Sachs Commodity Index	NGCAL19	Natural Gas Calendar 2019
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	JMABNIC0	JPMorgan Nic 0 Custom Index	NRCAL16	Natural Gas Calendar 2016
DJUBSTR	Dow Jones-UBS Commodity Index Total Return	JMABNICP	JPMorgan Nic P Custom Index	PLTMLNPM	London Platinum & Palladium Market PM Fix

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT09SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and

4	PIMCO VARIABLE INSURANCE TRUST

Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	52.5%
Short-Term Instruments	33.2%
Corporate Bonds & Notes	3.9%
Mortgage-Backed Securities	3.5%
Asset-Backed Securities	2.8%
Other	4.1%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class	-15.55%	-10.71%	-12.19%
Dow Jones-UBS Commodity Index Total Return±	-10.47%	-8.01%	-10.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 0.99% for Institutional Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$844.50	$1,020.63
Expenses Paid During Period†	$3.84	$4.21
Net Annualized Expense Ratio††	0.84%	0.84%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, was a significant detractor from performance as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»

Active commodity strategies designed to combat the effects of contango by holding futures contracts further out on the commodities futures curves, benefited performance as the deferred contract exposure indexes held within the Portfolio outperformed the Dow Jones-UBS Commodity Index Total Return, which implies front-month futures contracts.

»	An overweight to Australian real duration (or sensitivity to changes in real interest rates) detracted from relative performance as Australian real yields increased over the reporting period.

»	An overweight to Canadian real duration detracted from performance as Canadian real yields increased over the reporting period.

»	Tactical exposure to U.K. inflation-linked bonds at the beginning of the reporting period benefited relative performance as U.K. real yields fell during this period.

»	Exposure to select non-Agency residential mortgage-backed securities (“RMBS”) benefited relative returns by providing incremental income to the Portfolio.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$7.10		$7.40
Net investment income (a)	0.05		0.14
Net realized/unrealized gain (loss)	(1.14)		(0.01)
Total income (loss) from investment operations	(1.09)		0.13
Dividends from net investment income	(0.12)		(0.18)
Distributions from net realized capital gains	0.00		(0.25)
Total distributions	(0.12)		(0.43)
Net asset value end of year or period	$5.89		$7.10
Total return	(15.55)%		1.75%
Net assets end of year or period (000s)	$616		$166
Ratio of expenses to average net assets	0.84	%*	0.85	%*
Ratio of expenses to average net assets excluding waivers	0.96	%*	0.99	%*
Ratio of expenses to average net assets excluding interest expense	0.74	%*	0.74	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.86	%*	0.88	%*
Ratio of net investment income to average net assets	1.54	%*	2.92	%*
Portfolio turnover rate	29	%**	77	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$897,950
Investments in Affiliates, at value	313,693
Repurchase agreements, at value	15,254
Deposits with counterparty	585
Foreign currency, at value	300
Receivable for investments sold	54,064
OTC swap premiums paid	215
Variation margin receivable on financial derivative instruments	90
Unrealized appreciation on foreign currency contracts	2,013
Unrealized appreciation on OTC swap agreements	978
Receivable for Portfolio shares sold	810
Interest and dividends receivable	3,109
Dividends receivable from Affiliates	47
Reimbursement receivable from PIMCO	49
1,289,157

Liabilities:
Payable for investments purchased	$15,093
Payable for investments in Affiliates purchased	47
Payable for sale-buyback transactions	590,986
Payable for short sales	21,981
Written options outstanding	2,243
OTC swap premiums received	122
Variation margin payable on financial derivative instruments	82
Unrealized depreciation on foreign currency contracts	1,776
Unrealized depreciation on OTC swap agreements	33,879
Deposits from counterparty	1,950
Payable for Portfolio shares redeemed	936
Accrued investment advisory fees	281
Accrued supervisory and administrative fees	140
Accrued distribution fees	27
Accrued servicing fees	59
Other liabilities	6
669,608

Net Assets	$619,549

Net Assets Consist of:
Paid in capital	$709,405
Undistributed net investment income	4,940
Accumulated undistributed net realized (loss)	(49,080)
Net unrealized (depreciation)	(45,716)
$619,549

Net Assets:
Institutional Class	$616
Administrative Class	486,584
Advisor Class	132,349

Shares Issued and Outstanding:
Institutional Class	105
Administrative Class	82,221
Advisor Class	22,104

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$5.89
Administrative Class	5.92
Advisor Class	5.99

Cost of Investments	$912,331
Cost of Investments in Affiliates	$313,688
Cost of Repurchase Agreements	$15,254
Cost of Foreign Currency Held	$309
Proceeds Received on Short Sales	$21,922
Premiums Received on Written Options	$2,310

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$5,702
Dividends from Affiliate investments	106
Total Income	5,808

Expenses:
Investment advisory fees	2,015
Supervisory and administrative fees	997
Servicing fees - Administrative Class	414
Distribution and/or servicing fees - Advisor Class	182
Trustees’ fees	4
Interest expense	354
Total Expenses	3,966
Waiver and/or Reimbursement by PIMCO	(427)
Net Expenses	3,539

Net Investment Income	2,269

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,075
Net realized gain on Affiliate investments	5
Net realized (loss) on futures contracts	(40)
Net realized gain on written options	826
Net realized (loss) on swaps	(50,421)
Net realized gain on foreign currency transactions	1,743
Net change in unrealized (depreciation) on investments	(44,549)
Net change in unrealized appreciation on Affiliate investments	34
Net change in unrealized (depreciation) on futures contracts	(40)
Net change in unrealized (depreciation) on written options	(993)
Net change in unrealized (depreciation) on swaps	(25,964)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	754
Net (Loss)	(116,570)

Net (Decrease) in Net Assets Resulting from Operations	$(114,301)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,269	$14,241
Net realized gain (loss)	(45,817)	6,005
Net realized gain (loss) on Affiliate investments	5	(62)
Net capital gain distributions received from Affiliate investments	0	8
Net change in unrealized appreciation (depreciation)	(70,792)	22,370
Net change in unrealized appreciation (depreciation) on Affiliate investments	34	(38)
Net increase (decrease) resulting from operations	(114,301)	42,524

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(2)
Administrative Class	(9,149)	(16,415)
Advisor Class	(2,343)	(3,544)
From net realized capital gains
Institutional Class	0	(5)
Administrative Class	0	(18,742)
Advisor Class	0	(4,939)

Total Distributions	(11,500)	(43,647)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	24,126	18,284

Total Increase (Decrease) in Net Assets	(101,675)	17,161

Net Assets:
Beginning of period	721,224	704,063
End of period*	$619,549	$721,224

*Including undistributed net investment income of:	$4,940	$14,171

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO CommodityRealReturn® Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(114,301)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(310,373)
Proceeds from sales of long-term securities	363,988
Purchases of short-term portfolio investments, net	(61,538)
(Increase) in deposits with counterparty	(491)
Decrease in receivable for investments sold	13,249
Decrease in interest and dividends receivable	498
(Increase) in OTC swap premiums received (paid)	(79)
Decrease in reimbursement receivable from PIMCO	37
Increase in payable for investments purchased	8,584
Increase in deposits from counterparty	1,315
(Decrease) in accrued investment advisory fees	(66)
(Decrease) in accrued supervisory and administrative fees	(31)
(Decrease) in accrued distribution fee	(4)
(Decrease) in accrued servicing fee	(10)
Increase in variation margin (receivable) payable on financial derivative instruments	1,061
Proceeds from short sale transactions, net	8,925
Proceeds from currency transactions	1,731
Net change in unrealized depreciation on investments	44,549
Net change in unrealized (appreciation) on Affiliate investments	(34)
Net change in unrealized depreciation on futures contracts	40
Net change in unrealized depreciation on written options	993
Net change in unrealized depreciation on swaps	25,964
Net change in unrealized (appreciation) on translation of assets and liabilities in foreign currencies	(754)
Net realized (gain) on investments, written options and foreign currency transactions	(4,649)
Net amortization (accretion) on investments	4,129
Net cash (used for) operating activities	(17,267)

Cash flows received from financing activities:
Proceeds from shares sold	101,625
Payments on shares redeemed	(76,770)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	253,051
Payments on reverse repurchase agreements	(253,051)
Proceeds from sale-buyback transactions	1,572,768
Payments on sale-buyback transactions	(1,580,119)
Proceeds from deposits from counterparty	1,301
Payments on deposits from counterparty	(1,301)
(Decrease) in overdraft due to custodian	(19)
Net cash received from financing activities	17,485

Net Increase in Cash and Foreign Currency	218

Cash and Foreign Currency:
Beginning of period	82
End of period	$300

* Reinvestment of dividends	$11,500

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$60

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$2,062	$2,068

Total Bank Loan Obligations (Cost $2,056)			2,068

CORPORATE BONDS & NOTES 7.6%

BANKING & FINANCE 6.7%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730	758
Ally Financial, Inc.
3.672% due 06/20/2014		3,100	3,143
ANZ New Zealand International Ltd.
0.714% due 08/19/2014		1,000	1,004
BPCE S.A.
2.375% due 10/04/2013		600	603
Commonwealth Bank of Australia
0.553% due 09/17/2014		15,800	15,849
0.697% due 07/12/2013		8,900	8,901
Dexia Credit Local S.A.
0.756% due 04/29/2014		7,900	7,915
Eksportfinans ASA
2.375% due 05/25/2016		800	770
International Lease Finance Corp.
5.625% due 09/20/2013		400	404
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		500	491
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,553

			41,391

INDUSTRIALS 0.4%
Boston Scientific Corp.
5.450% due 06/15/2014		500	521
Cardinal Health, Inc.
6.000% due 06/15/2017		400	454
Office Depot, Inc.
6.250% due 08/15/2013		304	307
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,145

			2,427

UTILITIES 0.5%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	2,700	3,551

Total Corporate Bonds & Notes (Cost $46,983)			47,369

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$1	1

Total Municipal Bonds & Notes (Cost $1)			1

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
0.543% due 05/25/2042		9	9
0.873% due 02/25/2041		1,457	1,475
1.374% due 10/01/2044		10	11
2.492% due 11/01/2034		66	71
2.571% due 05/25/2035		86	88
3.000% due 08/01/2043		3,000	2,923

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.083% due 07/01/2035	$49	$53
5.282% due 11/01/2035	99	105
5.309% due 01/01/2036	223	240
Freddie Mac
0.423% due 02/15/2019	369	370
0.453% due 08/25/2031	2	2
0.643% due 08/15/2033 - 09/15/2042	3,928	3,959
1.374% due 02/25/2045	120	122
2.207% due 07/01/2036	323	342
2.367% due 01/01/2034	11	12
2.500% due 10/02/2019 (h)	3,700	3,742
2.603% due 09/01/2036	313	332
2.689% due 10/01/2036	197	211
Ginnie Mae
0.492% due 03/20/2037	1,820	1,830
NCUA Guaranteed Notes
0.643% due 10/07/2020	909	914
0.753% due 12/08/2020	1,430	1,439
Small Business Administration
5.510% due 11/01/2027	534	595

Total U.S. Government Agencies (Cost $18,648)		18,845

U.S. TREASURY OBLIGATIONS 104.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)	89,684	92,024
0.125% due 04/15/2017 (e)	4,711	4,836
0.125% due 01/15/2022 (e)(h)	24,049	23,552
0.125% due 07/15/2022 (e)(h)(k)	57,463	56,162
0.125% due 01/15/2023 (e)(h)(k)	45,047	43,646
0.500% due 04/15/2015 (e)(h)(k)	23,615	24,216
0.625% due 07/15/2021 (e)	69,520	71,772
0.625% due 02/15/2043 (e)	3,136	2,636
0.750% due 02/15/2042 (e)	206	181
1.125% due 01/15/2021 (e)	24,298	25,986
1.250% due 04/15/2014 (e)(h)(k)	27,470	27,861
1.250% due 07/15/2020 (e)(h)(k)	52,267	56,781
1.375% due 07/15/2018 (e)	4,314	4,713
1.375% due 01/15/2020 (e)	26,677	29,071
1.625% due 01/15/2015 (e)	20,223	21,036
1.750% due 01/15/2028 (e)	999	1,119
1.875% due 07/15/2015 (e)	2,750	2,925
1.875% due 07/15/2019 (e)	26,092	29,424
2.000% due 07/15/2014 (e)	25,668	26,513
2.000% due 01/15/2016 (e)	13,772	14,797
2.000% due 01/15/2016	12,888	13,847
2.000% due 01/15/2026 (e)	1,289	1,489
2.125% due 01/15/2019 (e)	2,600	2,941
2.375% due 01/15/2017 (e)	9,459	10,486
2.375% due 01/15/2017	11,531	12,784
2.375% due 01/15/2025 (e)	1,481	1,764
2.625% due 07/15/2017 (h)(k)	16,830	19,097
3.875% due 04/15/2029 (h)	141	204
U.S. Treasury Notes
0.125% due 12/31/2013 (h)(k)	8,653	8,653
0.250% due 01/31/2014 (k)	751	752
0.250% due 03/31/2014 (k)	900	901
0.250% due 04/30/2014 (k)	1,861	1,862
0.250% due 05/31/2014 (k)	700	700
1.000% due 01/15/2014 (h)	231	232
1.000% due 05/15/2014 (k)	2,600	2,619
2.000% due 02/15/2023	5,600	5,386
2.250% due 05/31/2014 (k)	1,100	1,121

Total U.S. Treasury Obligations (Cost $658,961)		644,089

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 7.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$520	$525
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		14	14
5.857% due 06/10/2049		14	14
Banc of America Large Loan Trust
2.493% due 11/15/2015		5,899	5,917
Banc of America Mortgage Trust
2.798% due 06/25/2035		261	241
4.871% due 11/25/2034		135	132
Banc of America Re-REMIC Trust
5.698% due 06/24/2050		300	340
BCAP LLC Trust
5.250% due 08/26/2037		1,932	1,958
5.340% due 03/26/2037		582	536
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		46	46
2.320% due 08/25/2035		85	84
2.600% due 03/25/2035		152	150
2.793% due 03/25/2035		42	41
2.836% due 03/25/2035		170	156
2.996% due 01/25/2035		517	486
3.148% due 01/25/2035		642	633
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		100	98
2.290% due 09/25/2035		112	109
2.570% due 10/25/2035		894	863
3.027% due 09/25/2037 ^		753	601
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		2,630	2,141
0.387% due 12/20/2046		2,264	1,507
6.000% due 02/25/2037 ^		349	251
Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 11/19/2033		7	7
2.963% due 08/25/2034		64	55
Credit Suisse Mortgage Capital Certificates
0.423% due 10/15/2021		1,391	1,388
5.383% due 02/15/2040		400	439
5.467% due 09/18/2039		946	1,045
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,117
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		26	26
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	264	395
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045		$13	11
GS Mortgage Securities Trust
1.103% due 03/06/2020		92	93
1.260% due 03/06/2020		300	301
3.849% due 12/10/2043		3,371	3,587
GSR Mortgage Loan Trust
3.024% due 01/25/2035		134	131
Harborview Mortgage Loan Trust
0.432% due 03/19/2036		78	53
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	3,364	4,410
IndyMac Mortgage Loan Trust
2.845% due 11/25/2035 ^		$339	291
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		74	74
JPMorgan Mortgage Trust
2.974% due 07/25/2035		111	110
3.094% due 08/25/2035		153	150
4.479% due 02/25/2035		281	282

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		$192	$215
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		94	96
Mellon Residential Funding Corp.
0.933% due 09/15/2030		283	272
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035		333	323
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
6.090% due 06/11/2049		25	28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		535	545
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	400	523
Residential Accredit Loans, Inc. Trust
1.528% due 09/25/2045		$228	191
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049		600	667
Sequoia Mortgage Trust
0.392% due 07/20/2036		620	550
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		22	17
2.578% due 02/25/2034		37	37
5.500% due 12/25/2034		182	176
Structured Asset Mortgage Investments Trust
0.852% due 10/19/2034		34	33
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,574
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		408	404
5.088% due 08/15/2041		300	309
WaMu Mortgage Pass-Through Certificates
0.939% due 05/25/2047		373	316
2.862% due 12/25/2035		361	331
5.273% due 08/25/2035		79	76
Wells Fargo Mortgage-Backed Securities Trust
2.496% due 06/25/2033		139	138
2.770% due 03/25/2036		350	332

Total Mortgage-Backed Securities (Cost $41,642)			43,073

ASSET-BACKED SECURITIES 5.6%
AMMC CLO Ltd.
0.498% due 05/03/2018		52	51
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	757	968
Ares CLO Ltd.
0.502% due 03/12/2018		$352	349
Carrington Mortgage Loan Trust
0.513% due 10/25/2035		50	50
Citibank Omni Master Trust
2.943% due 08/15/2018		6,100	6,266
Commercial Industrial Finance Corp.
0.535% due 03/01/2021		1,094	1,082
0.535% due 05/10/2021		4,600	4,513
Countrywide Asset-Backed Certificates
0.373% due 07/25/2036		1,219	1,182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.443% due 04/25/2036		$161	$156
4.910% due 04/25/2036		1,270	1,300
Credit-Based Asset Servicing and Securitization LLC
0.313% due 07/25/2037		22	11
Duane Street CLO Ltd.
0.525% due 11/08/2017		46	46
First Franklin Mortgage Loan Trust
0.533% due 11/25/2035		4,269	4,111
0.573% due 09/25/2035		1,783	1,760
GSAMP Trust
0.263% due 12/25/2036		80	40
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	76	99
Landmark CDO Ltd.
0.575% due 06/01/2017		$160	160
LCM Ltd.
0.502% due 03/21/2019		1,500	1,478
Magi Funding PLC
0.578% due 04/11/2021	EUR	413	527
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$180	146
Nelnet Student Loan Trust
0.976% due 07/25/2018		108	108
North Carolina State Education Assistance Authority
0.726% due 10/26/2020		898	899
Penta CLO S.A.
0.518% due 06/04/2024	EUR	1,162	1,440
SLM Student Loan Trust
0.316% due 04/25/2019		$2,200	2,171
1.776% due 04/25/2023		3,801	3,913
1.843% due 12/15/2017		111	112
2.350% due 04/15/2039		458	460
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		40	39
Structured Asset Securities Corp.
1.694% due 04/25/2035		576	538
Symphony CLO Ltd.
0.515% due 05/15/2019		700	694
Wood Street CLO BV
0.587% due 03/29/2021	EUR	157	201

Total Asset-Backed Securities (Cost $33,627)			34,870

SOVEREIGN ISSUES 4.7%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	500	551
4.000% due 08/20/2020		400	673
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	1,329	1,654
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200	1,258
2.750% due 11/20/2025		5,500	6,226
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,413	10,126
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	1,600	8,305

Total Sovereign Issues (Cost $30,768)			28,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 65.8%

CERTIFICATES OF DEPOSIT 1.3%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$4,100	$4,106
1.700% due 09/06/2013		4,000	4,008

			8,114

COMMERCIAL PAPER 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		1,900	1,893
Standard Chartered Bank
0.950% due 10/01/2013		6,300	6,297

			8,190

REPURCHASE AGREEMENTS (d) 2.5%
			15,254

SHORT-TERM NOTES 2.7%
Federal Home Loan Bank
0.071% due 09/06/2013		2,800	2,800
Freddie Mac
0.112% due 01/23/2014		13,600	13,593

			16,393

ITALY TREASURY BILLS 1.1%
1.729% due 09/13/2013 (a)	EUR	5,100	6,631

U.S. TREASURY BILLS 6.3%
0.111% due 08/15/2013 - 05/29/2014 (a)(e)(h)(k)		$39,346	39,310

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 50.6%
PIMCO Short-Term Floating NAV Portfolio		31,350,455	313,693

Total Short-Term Instruments (Cost $407,461)			407,585

PURCHASED OPTIONS (f)(i) 0.0%
(Cost $1,126)			204

Total Investments 198.0% (Cost $1,241,273)			$1,226,897

Written Options (g)(j) (0.4%) (Premiums $2,310)			(2,243)

Other Assets and Liabilities (Net) (97.6%)			(605,105)

Net Assets 100.0%			$619,549

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SAL	0.150%	06/28/2013	07/01/2013	$14,600	U.S. Treasury Notes 0.750% due 09/15/2013	$(14,899)	$14,600	$14,600
SSB	0.010%	06/28/2013	07/01/2013	654	Fannie Mae 2.200% due 10/17/2022	(671)	654	654

						$(15,570)	$15,254	$15,254

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/14/2013	07/12/2013	$7,668	$(7,669)
BPG	0.160%	06/28/2013	07/12/2013	1,117	(1,118)
	0.210%	02/14/2013	08/12/2013	94,676	(94,987)
MSC	0.100%	05/14/2013	07/09/2013	8,089	(8,091)
	0.160%	05/07/2013	07/11/2013	7,796	(7,799)
	0.170%	05/07/2013	07/11/2013	14,474	(14,485)
	0.170%	05/09/2013	07/10/2013	82,118	(82,160)
	0.170%	06/27/2013	07/05/2013	14,920	(14,922)
TDM	0.130%	06/12/2013	07/05/2013	90,686	(90,697)
	0.140%	06/10/2013	07/08/2013	252,853	(252,912)
	0.150%	06/19/2013	07/05/2013	5,975	(5,976)
	0.180%	05/28/2013	07/12/2013	10,168	(10,170)

					$(590,986)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $340,046 at a weighted average interest rate of 0.204%.
(3)	Payable for sale-buyback transactions includes $337 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (4)
Fannie Mae	5.500%	07/01/2043	$6,000	$6,493	$(6,517)
U.S. Treasury Inflation Protected Securities	0.125%	04/15/2016	12,220	12,510	(12,514)
U.S. Treasury Inflation Protected Securities	1.875%	07/15/2015	2,750	2,919	(2,950)

				$21,922	$(21,981)

(4)	Market value includes $28 of interest payable on short sales.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $589,484 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (5)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (5)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
SAL	$14,600	$(14,899)	$(299)	$0	$0	$0
SSB	399	(407)	(8)	255	(264)	(9)

Master Securities Forward Transactions Agreement
BCY	(10,619)	7,736	(2,883)	0	0	0
BPG	(94,987)	94,816	(171)	(1,118)	1,114	(4)
FOB	(6,517)	0	(6,517)	0	0	0
JPS	(12,514)	0	(12,514)	0	0	0
MSC	(127,457)	127,048	(409)	0	0	0
TDM	(359,755)	358,680	(1,075)	0	0	0

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	8	$14	$5
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	8	14	4
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	8	14	2

				$42	$11

(g)	Written Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - NYMEX Ultra-Low Sulfur Diesel December Futures	$3.300	12/31/2013	8	$18	$(7)
Call - NYMEX Ultra-Low Sulfur Diesel November Futures	3.300	11/29/2013	8	18	(5)
Call - NYMEX Ultra-Low Sulfur Diesel October Futures	3.300	10/31/2013	8	18	(3)
Call - NYMEX WTI Brent Crude Spread May Futures	6.000	05/14/2014	10	18	(21)
Call - NYMEX WTI Brent Crude Spread November Futures	6.000	11/13/2013	99	117	(215)
Put - NYMEX WTI Brent Crude Spread November Futures	11.000	11/13/2013	2	3	(2)
Call - NYMEX WTI Light Sweet Crude Oil August Futures	103.000	07/17/2013	27	14	(3)

				$206	$(256)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	37	$24	$(106)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	37	8	(1)

				$32	$(107)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	213	$(344)
90-Day Eurodollar March Futures	Long	03/2017	32	(52)
90-Day Eurodollar September Futures	Long	09/2015	103	(96)
Brent Crude June Futures	Short	05/2014	122	47
Brent Crude March Futures	Short	02/2014	18	32
Brent Crude October Futures	Long	09/2013	18	(31)
Corn December Futures	Long	12/2013	95	(180)
Corn September Futures	Short	09/2013	95	132
Euro-Mill Wheat November Futures	Long	11/2013	16	(51)
Henry Hub Natural Gas Swap April Futures	Short	03/2014	20	23
Henry Hub Natural Gas Swap April Futures	Long	03/2016	29	(14)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	20	18
Henry Hub Natural Gas Swap August Futures	Long	07/2016	29	(6)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	20	4
Henry Hub Natural Gas Swap December Futures	Long	11/2016	29	19
Henry Hub Natural Gas Swap February Futures	Short	01/2014	20	17
Henry Hub Natural Gas Swap February Futures	Long	01/2016	29	9
Henry Hub Natural Gas Swap January Futures	Short	12/2013	20	18
Henry Hub Natural Gas Swap January Futures	Long	12/2015	29	11
Henry Hub Natural Gas Swap July Futures	Short	06/2014	20	18
Henry Hub Natural Gas Swap July Futures	Long	06/2016	29	(7)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	20	20
Henry Hub Natural Gas Swap June Futures	Long	05/2016	29	(10)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	20	19
Henry Hub Natural Gas Swap March Futures	Long	02/2016	29	5
Henry Hub Natural Gas Swap May Futures	Short	04/2014	20	22
Henry Hub Natural Gas Swap May Futures	Long	04/2016	29	(12)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	20	12
Henry Hub Natural Gas Swap November Futures	Long	10/2016	29	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Futures Contracts: (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	20	$16
Henry Hub Natural Gas Swap October Futures	Long	09/2016	29	(3)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	20	17
Henry Hub Natural Gas Swap September Futures	Long	08/2016	29	(6)
Natural Gas February Futures	Short	01/2014	22	129
Natural Gas July Futures	Short	07/2013	96	265
Natural Gas March Futures	Long	02/2014	22	(118)
Natural Gas March Futures	Short	03/2014	313	1,170
Natural Gas May Futures	Long	04/2014	43	(113)
Natural Gas October Futures	Long	09/2013	96	(143)
Natural Gas October Futures	Long	09/2014	270	(900)
Soybean November Futures	Short	11/2013	27	92
U.S. Treasury 10-Year Note September Futures	Long	09/2013	14	(41)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	14	(59)
Wheat September Futures	Long	09/2013	23	(37)
Wheat September Futures	Short	09/2013	28	37
WTI Crude August Futures	Short	07/2013	10	(17)
WTI Crude June Futures	Long	05/2014	122	209
WTI Crude March Futures	Long	02/2014	18	(7)
WTI Crude October Futures	Short	09/2013	18	(14)

				$104

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$4,300	$(123)	$10

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	15,500	$2,123	$1,194

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $2,570 and cash of $585 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Exchange-Traded Options
CBOT	$(107)	$0
NYMEX	(94)	(151)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
	PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Futures
BOS	$0	$0	$484	$21
GSC	37	23	175	20
MSC	(496)	(1)	0	0
SAL	(96)	0	0	0

Centrally Cleared Swaps
BCY	169	(11)	0	0
FOB	10	23	0	0
MSC	1,025	(67)	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	11,539	$	11,290	WST	$743	$0	$743
07/2013	INR	251,071		4,245	CBK	38	0	38
07/2013	JPY	90,700		925	FBF	11	0	11
07/2013		214,900		2,223	HUS	56	0	56
07/2013		124,600		1,260	JPM	4	0	4
07/2013		6,900		70	RBC	1	0	1
07/2013		120,800		1,224	UAG	5	0	5
07/2013	$	984	AUD	1,011	DUB	0	(60)	(60)
07/2013		967	INR	52,563	BRC	0	(86)	(86)
07/2013		663		36,293	CBK	0	(55)	(55)
07/2013		1,692		95,006	FBF	0	(100)	(100)
07/2013		666		36,244	HUS	0	(59)	(59)
07/2013		384		20,993	JPM	0	(32)	(32)
07/2013		184		9,973	UAG	0	(17)	(17)
07/2013		2,362	JPY	222,500	FBF	0	(119)	(119)
07/2013		5,184		504,400	RYL	0	(98)	(98)
07/2013	ZAR	3,561	$	391	BOA	32	0	32
08/2013	$	4,576	BRL	9,298	UAG	0	(438)	(438)
09/2013	CAD	6,515	$	6,391	RBC	209	0	209
09/2013	EUR	5,045		6,544	BRC	0	(24)	(24)
09/2013		23,213		30,889	CBK	663	0	663
09/2013	GBP	7,286		11,320	BPS	243	0	243
09/2013	$	4,504	CAD	4,597	JPM	0	(142)	(142)
09/2013		613	EUR	464	BOA	0	(9)	(9)
09/2013		4,935		3,713	BRC	0	(100)	(100)
09/2013		1,176		877	DUB	0	(34)	(34)
09/2013		1,344		1,007	HUS	0	(32)	(32)
09/2013		2,297	GBP	1,471	DUB	0	(61)	(61)
09/2013		4,895	MXN	60,439	JPM	0	(263)	(263)
10/2013	INR	53,943	$	891	BRC	4	(1)	3
10/2013		31,241		517	DUB	4	(1)	3
10/2013		6,346		104	JPM	0	(1)	(1)
10/2013		11,405		187	UAG	0	(1)	(1)
10/2013	$	4,178	INR	251,071	CBK	0	(43)	(43)

						$2,013	$(1,776)	$237

(i)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC Brent Crude December Futures	JPM	$	118.750	10/31/2013	$	300	$4	$1
Call - OTC Brent Crude February Futures	JPM		118.750	12/31/2013		300	4	2
Call - OTC Brent Crude January Futures	JPM		118.750	11/29/2013		300	4	2
Call - OTC WTI Crude December Futures	JPM		130.000	11/15/2013		4,800	335	5
Call - OTC WTI Crude December Futures	MYC		150.000	11/17/2015		8,200	517	26

							$864	$36

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	4,200	$213	$157

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.125% due 04/01/2016	MYC	$	75.000	07/26/2013	$	87,000	$7	$0

(j)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	$	4,800	$345	$(4)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015		8,200	517	(39)
Call - OTC Ultra-Low Sulfur Diesel December Futures	JPM	3.300	12/31/2013		126	5	(3)
Call - OTC Ultra-Low Sulfur Diesel November Futures	JPM	3.300	11/29/2013		126	5	(2)
Call - OTC Ultra-Low Sulfur Diesel October Futures	JPM	3.300	10/31/2013		126	5	(1)

						$877	$(49)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,500	$13	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,500	4	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,100	5	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,000	4	0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013	$	3,700	13	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		3,700	13	(80)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		15,200	27	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		15,200	76	(330)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,500	1	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,500	4	(33)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		4,100	11	(66)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,100	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,100	3	(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		3,100	10	(50)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(118)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		7,200	4	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		7,200	18	(157)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		11,600	59	(167)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,200	21	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,100	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,300	23	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		400	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	3,700	13	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	26	(56)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,400	15	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,400	25	(52)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,700	17	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	19	(56)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,800	9	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,800	14	(43)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,300	25	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,300	39	(81)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,500	12	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,500	15	(53)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		1,400	4	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		1,400	10	(53)

								$771	$(1,426)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	2,200	$21	$(1)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		2,200	20	(1)

							$41	$(2)

Options on Indices

Description	Counterparty	Strike Value	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	DUB	0.000	03/04/2014	$	20	$17	$(8)
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	GST	(3.000)	03/03/2014		45	38	(20)
Put - OTC NRCAL16 Index	CBK	4.400	08/22/2013		15,000	11	(21)
Put - OTC NRCAL16 Index	JPM	4.400	08/08/2013		24,000	18	(33)
Put - OTC NRCAL16 Index	JPM	4.300	08/15/2013		6,000	4	(5)
Put - OTC PLTMLNPM Index	MYC	1,420.000	11/01/2013		170	119	(222)
Put - OTC PLTMLNPM Index	UAG	1,420.000	11/01/2013		45	31	(59)

						$238	$(368)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,100	$108	$(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	13	(2)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	10	(2)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	700	6	(5)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	8	(7)

						$145	$(35)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	40	$156,560	EUR	2,700	JPY	0	$2,712
Sales	722	282,543		34,900		580,000	1,517
Closing Buys	(439)	(31,395)		0		0	(702)
Expirations	(87)	(147,950)		(14,500)		(580,000)	(959)
Exercised	0	(39,300)		0		0	(258)

Balance at 06/30/2013	236	$220,458	EUR	23,100	JPY	0	$2,310

OTC Swap Agreements:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	2H13 GOCO Index	$15.200	12/31/2013	MYC	3,000	$1	$0	$1
Receive	2H13 GOCO Index	15.300	12/31/2013	DUB	3,000	1	0	1
Pay	2H13 GOCO Index	15.020	12/31/2013	CBK	9,000	(6)	0	(6)
Pay	2H13 GOCO Index	17.600	12/31/2013	MYC	6,000	12	0	12
Pay	2H13 GOCO Index	17.675	12/31/2013	MYC	24,000	48	0	48
Pay	2H13 GOCO Index	18.100	12/31/2013	CBK	6,000	15	0	15
Receive	2H13 LSFOCO Index	7.700	12/31/2013	DUB	3,000	1	0	1
Receive	2H13 LSFOCO Index	7.700	12/31/2013	MYC	3,000	1	0	1
Pay	2H13 LSFOCO Index	7.200	12/31/2013	CBK	6,000	2	0	2
Pay	2H13 LSFOCO Index	6.800	12/31/2013	MYC	6,000	4	0	4
Pay	2H13 LSFOCO Index	6.525	12/31/2013	MYC	24,000	23	0	23
Pay	2H13 LSFOCO Index	5.900	12/31/2013	CBK	9,000	14	0	14
Receive	3Q13 GOCO Index	13.750	09/30/2013	DUB	3,000	5	0	5
Pay	3Q13 GOCO Index	14.850	09/30/2013	CBK	1,500	(1)	0	(1)
Receive	3Q13 LSFOCO Index	7.450	09/30/2013	DUB	3,000	(1)	0	(1)
Pay	3Q13 LSFOCO Index	7.790	09/30/2013	CBK	1,500	0	0	0
Pay	CAL14 GOCO Index	17.100	12/31/2014	GST	6,000	4	0	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Commodity Forward Swaps (Cont.)

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CAL14 GOCO Index	$17.180	12/31/2014	DUB	6,000	$4	$0	$4
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	1,800	2	0	2
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	2,400	3	0	3
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	1,800	3	0	3
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	3,600	5	0	5
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	4,800	7	0	7
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	4,800	(1)	0	(1)
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	2,400	0	0	0
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	3,600	2	0	2
Pay	CAL14 HSFOCO Index	9.900	12/31/2014	GST	6,000	5	0	5
Pay	CAL14 HSFOCO Index	9.880	12/31/2014	DUB	6,000	5	0	5
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(148)	0	(148)

						$12	$0	$12

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.397%	$	400	$(3)	$0	$(3)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.303%		1,000	(13)	(24)	11
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.049%		1,000	(21)	0	(21)

								$(37)	$(24)	$(13)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$	200	$(14)	$(7)	$(7)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	3,000	$104	$21	$83
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		600	23	4	19
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		1,200	41	1	40
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		1,000	33	4	29
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		500	17	8	9
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		100	3	2	1
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		300	11	1	10
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		2,700	90	30	60
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS		400	1	(1)	2

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS	EUR	1,800	$69	$(17)	$86
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		500	19	(5)	24
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		500	19	(5)	24
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	100	0	0	0
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		16,700	(133)	(44)	(89)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		8,500	(44)	11	(55)
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		9,700	(72)	(16)	(56)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		10,100	(61)	(2)	(59)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		17,700	(100)	13	(113)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		9,000	2	54	(52)
Pay	1-Year BRL-CDI	8.150%	01/02/2017	UAG		13,100	(352)	0	(352)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		800	(21)	(1)	(20)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		10,300	(254)	13	(267)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	2,900	(73)	0	(73)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		8,700	(198)	20	(218)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,600	(58)	18	(76)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,800	(40)	15	(55)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		13,100	(249)	0	(249)

							$(1,193)	$124	$(1,317)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ENHGD84T Index	273,616	3-Month U.S. Treasury Bill rate plus a specified spread	$	64,806	08/15/2013	BOA	$(3,119)
Receive	CVICSTR3 Index	42,789	3-Month U.S. Treasury Bill rate plus a specified spread		12,138	08/15/2013	CBK	(597)
Receive	DJUBSTR Index	162,343	3-Month U.S. Treasury Bill rate plus a specified spread		42,730	08/15/2013	DUB	(2,060)
Receive	DJUBSTR Index	237,452	3-Month U.S. Treasury Bill rate plus a specified spread		62,499	08/15/2013	FBF	(1,780)
Pay	DJUBSTR Index	97,170	3-Month U.S. Treasury Bill rate plus a specified spread		25,576	08/15/2013	FBF	0
Receive	MLCIPP2T Index	185,666	3-Month U.S. Treasury Bill rate plus a specified spread		62,461	08/15/2013	GLM	(3,006)
Receive	DJUBSTR Index	306,122	3-Month U.S. Treasury Bill rate plus a specified spread		80,573	08/15/2013	JPM	(3,827)
Pay	DJUBSTR Index	5,427	3-Month U.S. Treasury Bill rate plus a specified spread		1,428	08/15/2013	JPM	69
Receive	JMABNIC0 Index	5,035	3-Month U.S. Treasury Bill rate plus a specified spread		3,437	08/15/2013	JPM	(154)
Receive	JMABNICP Index	21,215	3-Month U.S. Treasury Bill rate plus a specified spread		14,156	08/15/2013	JPM	(641)
Pay	JMABNICP Index	2,032	3-Month U.S. Treasury Bill rate plus a specified spread		1,356	08/15/2013	JPM	8
Receive	DJUBSTR Index	286,286	3-Month U.S. Treasury Bill rate plus a specified spread		75,352	08/15/2013	MYC	(3,632)
Receive	MOTT3001 Index	234,163	3-Month U.S. Treasury Bill rate plus a specified spread		66,491	08/15/2013	MYC	(3,206)
Receive	MOTT3002 Index	441,545	3-Month U.S. Treasury Bill rate plus a specified spread		124,471	08/15/2013	MYC	(6,122)
Receive	DJUBSF3T Index	107,501	3-Month U.S. Treasury Bill rate plus a specified spread		61,137	08/15/2013	SOG	(2,958)
Receive	DJUBSTR Index	40,669	3-Month U.S. Treasury Bill rate plus a specified spread		10,704	08/15/2013	SOG	(516)

								$(31,541)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	DJUBS Index	2.890%	07/02/2013	JPM	$	700	$8	$0	$8
Pay	DJUBS Index	3.028%	07/08/2013	GST		500	5	0	5
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM		3,760	(218)	0	(218)
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM		850	(36)	0	(36)
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG		560	(14)	0	(14)
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG		560	(14)	0	(14)
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC		514	(12)	0	(12)
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST		860	(20)	0	(20)
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST		670	(3)	0	(3)
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM		570	9	0	9
Pay	GOLDLNPM Index	5.406%	04/21/2016	MYC		910	(18)	0	(18)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG		350	13	0	13
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG		350	12	0	12
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC		330	11	0	11
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST		540	19	0	19
Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	MYC		700	21	0	21
Pay	S&P 500 Index	7.290%	12/20/2013	GST		2,200	106	0	106
Pay	S&P 500 Index	7.453%	12/20/2013	BRC		1,900	95	0	95
Receive	S&P GSCI Crude Oil Index	5.290%	08/09/2013	BPS		300	(4)	0	(4)
Pay	SPGCBRP Index	4.928%	08/09/2013	BPS		300	5	0	5

							$(35)	$0	$(35)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Collateral	(Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $31,408 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
BOA	$(205)	$284	$79	$(3,127)	$2,511	$(616)
BPS	189	0	189	(0)	0	(0)
BRC	(262)	300	38	95	(60)	35
CBK	588	(610)	(22)	(567)	320	(247)
DUB	(567)	723	156	(2,200)	1,838	(362)
FBF	(174)	0	(174)	(1,780)	2,441	661
GLM	(800)	860	60	(3,006)	2,408	(598)
GST	(22)	0	(22)	106	(260)	(154)
HUS	(33)	0	(33)	0	0	0
JPM	(501)	272	(229)	(4,777)	3,756	(1,021)
MSC	0	(160)	(160)	0	0	0
MYC	(457)	532	75	(13,097)	5,247	(7,850)
RBC	210	0	210	0	0	0
RYL	(175)	0	(175)	0	0	0
SOG	0	0	0	(3,477)	2,727	(750)
UAG	(903)	958	55	(59)	0	(59)
WST	743	(710)	33	0	0	0

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR	VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$47	$0	$0	$0	$157	$204
Variation margin receivable on financial derivative instruments (2)	67	23	0	0	0	90
Unrealized appreciation on foreign currency contracts	0	0	0	2,013	0	2,013
Unrealized appreciation on OTC swap agreements	349	11	201	0	417	978

	$463	$34	$201	$2,013	$574	$3,285

Liabilities:
Written options outstanding	$673	$0	$0	$2	$1,568	$2,243
Variation margin payable on financial derivative instruments (2)	4	0	0	0	78	82
Unrealized depreciation on foreign currency contracts	0	0	0	1,776	0	1,776
Unrealized depreciation on OTC swap agreements	32,114	31	0	0	1,734	33,879

	$32,791	$31	$0	$1,778	$3,380	$37,980

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$(144)	$0	$0	$47	$0	$(97)
Net realized gain (loss) on futures contracts	(158)	0	0	0	118	(40)
Net realized gain on written options	276	0	0	34	516	826
Net realized gain (loss) on swaps	(50,864)	(41)	(8)	0	492	(50,421)
Net realized gain on foreign currency transactions	0	0	0	1,996	0	1,996

	$(50,890)	$(41)	$(8)	$2,077	$1,126	$(47,736)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(14)	$0	$0	$0	$71	$57
Net change in unrealized appreciation (depreciation) on futures contracts	634	0	0	0	(674)	(40)
Net change in unrealized appreciation (depreciation) on written options	(181)	0	0	38	(850)	(993)
Net change in unrealized appreciation (depreciation) on swaps	(25,300)	(36)	78	0	(706)	(25,964)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	765	0	765

	$(24,861)	$(36)	$78	$803	$(2,159)	$(26,175)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $104 and open centrally cleared swaps cumulative appreciation of $1,204 as reported in the Notes to Consolidated Schedule of Investments.

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$2,068	$0	$2,068
Corporate Bonds & Notes
Banking & Finance	0	41,391	0	41,391
Industrials	0	2,427	0	2,427
Utilities	0	3,551	0	3,551
Municipal Bonds & Notes
West Virginia	0	1	0	1
U.S. Government Agencies	0	16,492	2,353	18,845
U.S. Treasury Obligations	0	644,089	0	644,089
Mortgage-Backed Securities	0	43,073	0	43,073
Asset-Backed Securities	0	34,870	0	34,870
Sovereign Issues	0	28,793	0	28,793
Short-Term Instruments
Certificates of Deposit	0	8,114	0	8,114
Commercial Paper	0	8,190	0	8,190
Repurchase Agreements	0	15,254	0	15,254
Short-Term Notes	0	16,393	0	16,393
Italy Treasury Bills	0	6,631	0	6,631
U.S. Treasury Bills	0	39,310	0	39,310
Central Funds Used for Cash Management Purposes	313,693	0	0	313,693
Purchased Options
Commodity Contracts	11	36	0	47
Interest Rate Contracts	0	157	0	157
	$313,704	$910,840	$2,353	$1,226,897

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short Sales, at value
U.S. Government Agencies	$0	$(6,517)	$0	$(6,517)
U.S. Treasury Obligations	0	(15,464)	0	(15,464)
	$0	$(21,981)	$0	$(21,981)

Financial Derivative Instruments - Assets
Commodity Contracts	2,365	349	0	2,714
Credit Contracts	0	21	0	21
Equity Contracts	0	201	0	201
Foreign Exchange Contracts	0	2,013	0	2,013
Interest Rate Contracts	0	1,611	0	1,611
	$2,365	$4,195	$0	$6,560

Financial Derivative Instruments - Liabilities
Commodity Contracts	(1,925)	(32,444)	(87)	(34,456)
Credit Contracts	0	(31)	0	(31)
Foreign Exchange Contracts	0	(1,778)	0	(1,778)
Interest Rate Contracts	(592)	(3,267)	(35)	(3,894)
	$(2,517)	$(37,520)	$(122)	$(40,159)

Totals	$313,552	$855,534	$2,231	$1,171,317

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$2,501	$0	$(150)	$0	$0	$2	$0	$0	$2,353	$3
Mortgage-Backed Securities	2,772	0	(376)	2	4	92	0	(2,494)	0	0

	$5,273	$0	$(526)	$2	$4	$94	$0	$(2,494)	$2,353	$3

Financial Derivative Instruments - Liabilities
Commodity Contracts	0	0	(88)	0	0	1	0	0	(87)	1
Interest Rate Contracts	(28)	0	(15)	0	0	8	0	0	(35)	8

	$(28)	$0	$(103)	$0	$0	$9	$0	$0	$(122)	$9

Totals	$5,245	$0	$(629)	$2	$4	$103	$0	$(2,494)	$2,231	$12

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$2,353	Third Party Vendor	Broker Quote	100.50-100.63

Financial Derivative Instruments - Liabilities
Commodity Contracts	(87)	Indicative Market Quotations	Broker Quote	0.09-43.04
Interest Rate Contracts	(35)	Indicative Market Quotations	Broker Quote	0.16-0.81

Total	$2,231

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class and Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Consolidated Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting

Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Consolidated Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S.

Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

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parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity

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Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference

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Notes to Financial Statements (Cont.)

between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a

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greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

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Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of

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transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio I Ltd.	07/21/2006	08/01/2006	$619,549	$67,436	10.9%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor

(“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $427,087.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$21,901	$8,479

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory

SEMIANNUAL REPORT	JUNE 30, 2013	39

Notes to Financial Statements (Cont.)

or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$ 148,147	$ 747,707	$ (582,200)	$ 5	$ 34	$ 313,693	$ 106	$ 0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$280,210	$266,606	$27,824	$89,767

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	95	$663	22	$170
Administrative Class	10,224	70,124	19,674	144,866
Advisor Class	2,793	19,345	5,589	42,406
Issued as reinvestment of distributions
Institutional Class	1	8	1	7
Administrative Class	1,382	9,149	4,867	35,157
Advisor Class	350	2,343	1,162	8,482
Cost of shares redeemed
Institutional Class	(14)	(98)	0	0
Administrative Class	(9,695)	(66,043)	(23,634)	(179,907)
Advisor Class	(1,644)	(11,365)	(4,349)	(32,897)
Net increase resulting from Portfolio share transactions	3,492	$24,126	3,332	$18,284

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 56% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,258,551	$6,174	$(37,828)	$(31,654)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	INR	Indian Rupee	USD	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	ENHGD84T	Dow Jones-AIG E84 Total Return	MLCIPP2T	Merrill Lynch MLCIPP2T
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
DJUBS	Dow Jones-UBS Commodity Index	GSCI	Goldman Sachs Commodity Index	NGCAL19	Natural Gas Calendar 2019
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	JMABNIC0	JPMorgan Nic 0 Custom Index	NRCAL16 PLTMLNPM	Natural Gas Calendar 2016 London Platinum & Palladium Market PM Fix
DJUBSTR	Dow Jones-UBS Commodity Index Total Return	JMABNICP	JPMorgan Nic P Custom Index

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT12SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO CommodityRealReturn® Strategy Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk, tax risk, subsidiary risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments as part of an investment strategy, as described below, or for hedging purposes. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and

4	PIMCO VARIABLE INSURANCE TRUST

Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO CommodityRealReturn® Strategy Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	52.5%
Short-Term Instruments	33.2%
Corporate Bonds & Notes	3.9%
Mortgage-Backed Securities	3.5%
Asset-Backed Securities	2.8%
Other	4.1%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	-15.56%	-10.87%	-9.26%	0.18%
Dow Jones-UBS Commodity Index Total Return±	-10.47%	-8.01%	-11.61%	-2.14%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.24% for Advisor Class shares.

± Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$844.40	$1,019.39
Expenses Paid During Period†	$4.98	$5.46
Net Annualized Expense Ratio††	1.09%	1.09%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn® Strategy Portfolio seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments, such as bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, provide exposure to the investment returns of the commodities markets without investing directly in physical commodities.

»

The Portfolio’s construction, which uses U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral, was a significant detractor from performance as U.S. TIPS underperformed the assumed U.S. Treasury Bill collateral rate embedded in the Dow Jones-UBS Commodity Index Total Return.

»

Active commodity strategies designed to combat the effects of contango by holding futures contracts further out on the commodities futures curves, benefited performance as the deferred contract exposure indexes held within the Portfolio outperformed the Dow Jones-UBS Commodity Index Total Return, which implies front-month futures contracts.

»	An overweight to Australian real duration (or sensitivity to changes in real interest rates) detracted from relative performance as Australian real yields increased over the reporting period.

»	An overweight to Canadian real duration detracted from performance as Canadian real yields increased over the reporting period.

»	Tactical exposure to U.K. inflation-linked bonds at the beginning of the reporting period benefited relative performance as U.K. real yields fell during this period.

»	Exposure to select non-Agency residential mortgage-backed securities (“RMBS”) benefited relative returns by providing incremental income to the Portfolio.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO CommodityRealReturn® Strategy Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$7.21		$7.27	$9.06	$8.64	$7.01	$13.35
Net investment income (a)	0.02		0.14	0.12	0.10	0.20	0.42
Net realized/unrealized gain (loss)	(1.13)		0.23	(0.70)	1.72	2.64	(6.08)
Total income (loss) from investment operations	(1.11)		0.37	(0.58)	1.82	2.84	(5.66)
Dividends from net investment income	(0.11)		(0.18)	(1.21)	(1.25)	(0.44)	(0.56)
Distributions from net realized capital gains	0.00		(0.25)	0.00	(0.15)	(0.77)	(0.12)
Total distributions	(0.11)		(0.43)	(1.21)	(1.40)	(1.21)	(0.68)
Net asset value end of year or period	$5.99		$7.21	$7.27	$9.06	$8.64	$7.01
Total return	(15.56)%		5.12%	(7.54)%	24.25%	41.62%	(43.85)%
Net assets end of year or period (000s)	$132,349		$148,581	$132,255	$133,279	$87,037	$42,491
Ratio of expenses to average net assets	1.09	%*	1.10%	1.01%	1.03%	1.08%	1.16%
Ratio of expenses to average net assets excluding waivers	1.21	%*	1.24%	1.15%	1.15%	1.21%	1.25%
Ratio of expenses to average net assets excluding interest expense	0.99	%*	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets excluding interest expense and waivers	1.11	%*	1.13%	1.13%	1.11%	1.12%	1.08%
Ratio of net investment income to average net assets	0.57	%*	1.84%	1.42%	1.21%	2.43%	3.19%
Portfolio turnover rate	29	%**	77%**	523%**	536%**	742%	1,156%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$897,950
Investments in Affiliates, at value	313,693
Repurchase agreements, at value	15,254
Deposits with counterparty	585
Foreign currency, at value	300
Receivable for investments sold	54,064
OTC swap premiums paid	215
Variation margin receivable on financial derivative instruments	90
Unrealized appreciation on foreign currency contracts	2,013
Unrealized appreciation on OTC swap agreements	978
Receivable for Portfolio shares sold	810
Interest and dividends receivable	3,109
Dividends receivable from Affiliates	47
Reimbursement receivable from PIMCO	49
1,289,157

Liabilities:
Payable for investments purchased	$15,093
Payable for investments in Affiliates purchased	47
Payable for sale-buyback transactions	590,986
Payable for short sales	21,981
Written options outstanding	2,243
OTC swap premiums received	122
Variation margin payable on financial derivative instruments	82
Unrealized depreciation on foreign currency contracts	1,776
Unrealized depreciation on OTC swap agreements	33,879
Deposits from counterparty	1,950
Payable for Portfolio shares redeemed	936
Accrued investment advisory fees	281
Accrued supervisory and administrative fees	140
Accrued distribution fees	27
Accrued servicing fees	59
Other liabilities	6
669,608

Net Assets	$619,549

Net Assets Consist of:
Paid in capital	$709,405
Undistributed net investment income	4,940
Accumulated undistributed net realized (loss)	(49,080)
Net unrealized (depreciation)	(45,716)
$619,549

Net Assets:
Institutional Class	$616
Administrative Class	486,584
Advisor Class	132,349

Shares Issued and Outstanding:
Institutional Class	105
Administrative Class	82,221
Advisor Class	22,104

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$5.89
Administrative Class	5.92
Advisor Class	5.99

Cost of Investments	$912,331
Cost of Investments in Affiliates	$313,688
Cost of Repurchase Agreements	$15,254
Cost of Foreign Currency Held	$309
Proceeds Received on Short Sales	$21,922
Premiums Received on Written Options	$2,310

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO CommodityRealReturn® Strategy Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$5,702
Dividends from Affiliate investments	106
Total Income	5,808

Expenses:
Investment advisory fees	2,015
Supervisory and administrative fees	997
Servicing fees - Administrative Class	414
Distribution and/or servicing fees - Advisor Class	182
Trustees’ fees	4
Interest expense	354
Total Expenses	3,966
Waiver and/or Reimbursement by PIMCO	(427)
Net Expenses	3,539

Net Investment Income	2,269

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,075
Net realized gain on Affiliate investments	5
Net realized (loss) on futures contracts	(40)
Net realized gain on written options	826
Net realized (loss) on swaps	(50,421)
Net realized gain on foreign currency transactions	1,743
Net change in unrealized (depreciation) on investments	(44,549)
Net change in unrealized appreciation on Affiliate investments	34
Net change in unrealized (depreciation) on futures contracts	(40)
Net change in unrealized (depreciation) on written options	(993)
Net change in unrealized (depreciation) on swaps	(25,964)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	754
Net (Loss)	(116,570)

Net (Decrease) in Net Assets Resulting from Operations	$(114,301)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,269	$14,241
Net realized gain (loss)	(45,817)	6,005
Net realized gain (loss) on Affiliate investments	5	(62)
Net capital gain distributions received from Affiliate investments	0	8
Net change in unrealized appreciation (depreciation)	(70,792)	22,370
Net change in unrealized appreciation (depreciation) on Affiliate investments	34	(38)
Net increase (decrease) resulting from operations	(114,301)	42,524

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(2)
Administrative Class	(9,149)	(16,415)
Advisor Class	(2,343)	(3,544)
From net realized capital gains
Institutional Class	0	(5)
Administrative Class	0	(18,742)
Advisor Class	0	(4,939)

Total Distributions	(11,500)	(43,647)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	24,126	18,284

Total Increase (Decrease) in Net Assets	(101,675)	17,161

Net Assets:
Beginning of period	721,224	704,063
End of period*	$619,549	$721,224

*Including undistributed net investment income of:	$4,940	$14,171

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO CommodityRealReturn® Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(114,301)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(310,373)
Proceeds from sales of long-term securities	363,988
Purchases of short-term portfolio investments, net	(61,538)
(Increase) in deposits with counterparty	(491)
Decrease in receivable for investments sold	13,249
Decrease in interest and dividends receivable	498
(Increase) in OTC swap premiums received (paid)	(79)
Decrease in reimbursement receivable from PIMCO	37
Increase in payable for investments purchased	8,584
Increase in deposits from counterparty	1,315
(Decrease) in accrued investment advisory fees	(66)
(Decrease) in accrued supervisory and administrative fees	(31)
(Decrease) in accrued distribution fee	(4)
(Decrease) in accrued servicing fee	(10)
Increase in variation margin (receivable) payable on financial derivative instruments	1,061
Proceeds from short sale transactions, net	8,925
Proceeds from currency transactions	1,731
Net change in unrealized depreciation on investments	44,549
Net change in unrealized (appreciation) on Affiliate investments	(34)
Net change in unrealized depreciation on futures contracts	40
Net change in unrealized depreciation on written options	993
Net change in unrealized depreciation on swaps	25,964
Net change in unrealized (appreciation) on translation of assets and liabilities in foreign currencies	(754)
Net realized (gain) on investments, written options and foreign currency transactions	(4,649)
Net amortization (accretion) on investments	4,129
Net cash (used for) operating activities	(17,267)

Cash flows received from financing activities:
Proceeds from shares sold	101,625
Payments on shares redeemed	(76,770)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	253,051
Payments on reverse repurchase agreements	(253,051)
Proceeds from sale-buyback transactions	1,572,768
Payments on sale-buyback transactions	(1,580,119)
Proceeds from deposits from counterparty	1,301
Payments on deposits from counterparty	(1,301)
(Decrease) in overdraft due to custodian	(19)
Net cash received from financing activities	17,485

Net Increase in Cash and Foreign Currency	218

Cash and Foreign Currency:
Beginning of period	82
End of period	$300

* Reinvestment of dividends	$11,500

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$60

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$2,062	$2,068

Total Bank Loan Obligations (Cost $2,056)			2,068

CORPORATE BONDS & NOTES 7.6%

BANKING & FINANCE 6.7%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730	758
Ally Financial, Inc.
3.672% due 06/20/2014		3,100	3,143
ANZ New Zealand International Ltd.
0.714% due 08/19/2014		1,000	1,004
BPCE S.A.
2.375% due 10/04/2013		600	603
Commonwealth Bank of Australia
0.553% due 09/17/2014		15,800	15,849
0.697% due 07/12/2013		8,900	8,901
Dexia Credit Local S.A.
0.756% due 04/29/2014		7,900	7,915
Eksportfinans ASA
2.375% due 05/25/2016		800	770
International Lease Finance Corp.
5.625% due 09/20/2013		400	404
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		500	491
Westpac Banking Corp.
3.585% due 08/14/2014		1,500	1,553

			41,391

INDUSTRIALS 0.4%
Boston Scientific Corp.
5.450% due 06/15/2014		500	521
Cardinal Health, Inc.
6.000% due 06/15/2017		400	454
Office Depot, Inc.
6.250% due 08/15/2013		304	307
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,145

			2,427

UTILITIES 0.5%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	2,700	3,551

Total Corporate Bonds & Notes (Cost $46,983)			47,369

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$1	1

Total Municipal Bonds & Notes (Cost $1)			1

U.S. GOVERNMENT AGENCIES 3.0%
Fannie Mae
0.543% due 05/25/2042		9	9
0.873% due 02/25/2041		1,457	1,475
1.374% due 10/01/2044		10	11
2.492% due 11/01/2034		66	71
2.571% due 05/25/2035		86	88
3.000% due 08/01/2043		3,000	2,923

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.083% due 07/01/2035	$49	$53
5.282% due 11/01/2035	99	105
5.309% due 01/01/2036	223	240
Freddie Mac
0.423% due 02/15/2019	369	370
0.453% due 08/25/2031	2	2
0.643% due 08/15/2033 - 09/15/2042	3,928	3,959
1.374% due 02/25/2045	120	122
2.207% due 07/01/2036	323	342
2.367% due 01/01/2034	11	12
2.500% due 10/02/2019 (h)	3,700	3,742
2.603% due 09/01/2036	313	332
2.689% due 10/01/2036	197	211
Ginnie Mae
0.492% due 03/20/2037	1,820	1,830
NCUA Guaranteed Notes
0.643% due 10/07/2020	909	914
0.753% due 12/08/2020	1,430	1,439
Small Business Administration
5.510% due 11/01/2027	534	595

Total U.S. Government Agencies (Cost $18,648)		18,845

U.S. TREASURY OBLIGATIONS 104.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)	89,684	92,024
0.125% due 04/15/2017 (e)	4,711	4,836
0.125% due 01/15/2022 (e)(h)	24,049	23,552
0.125% due 07/15/2022 (e)(h)(k)	57,463	56,162
0.125% due 01/15/2023 (e)(h)(k)	45,047	43,646
0.500% due 04/15/2015 (e)(h)(k)	23,615	24,216
0.625% due 07/15/2021 (e)	69,520	71,772
0.625% due 02/15/2043 (e)	3,136	2,636
0.750% due 02/15/2042 (e)	206	181
1.125% due 01/15/2021 (e)	24,298	25,986
1.250% due 04/15/2014 (e)(h)(k)	27,470	27,861
1.250% due 07/15/2020 (e)(h)(k)	52,267	56,781
1.375% due 07/15/2018 (e)	4,314	4,713
1.375% due 01/15/2020 (e)	26,677	29,071
1.625% due 01/15/2015 (e)	20,223	21,036
1.750% due 01/15/2028 (e)	999	1,119
1.875% due 07/15/2015 (e)	2,750	2,925
1.875% due 07/15/2019 (e)	26,092	29,424
2.000% due 07/15/2014 (e)	25,668	26,513
2.000% due 01/15/2016 (e)	13,772	14,797
2.000% due 01/15/2016	12,888	13,847
2.000% due 01/15/2026 (e)	1,289	1,489
2.125% due 01/15/2019 (e)	2,600	2,941
2.375% due 01/15/2017 (e)	9,459	10,486
2.375% due 01/15/2017	11,531	12,784
2.375% due 01/15/2025 (e)	1,481	1,764
2.625% due 07/15/2017 (h)(k)	16,830	19,097
3.875% due 04/15/2029 (h)	141	204
U.S. Treasury Notes
0.125% due 12/31/2013 (h)(k)	8,653	8,653
0.250% due 01/31/2014 (k)	751	752
0.250% due 03/31/2014 (k)	900	901
0.250% due 04/30/2014 (k)	1,861	1,862
0.250% due 05/31/2014 (k)	700	700
1.000% due 01/15/2014 (h)	231	232
1.000% due 05/15/2014 (k)	2,600	2,619
2.000% due 02/15/2023	5,600	5,386
2.250% due 05/31/2014 (k)	1,100	1,121

Total U.S. Treasury Obligations (Cost $658,961)		644,089

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 7.0%
American General Mortgage Loan Trust
5.150% due 03/25/2058		$520	$525
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		14	14
5.857% due 06/10/2049		14	14
Banc of America Large Loan Trust
2.493% due 11/15/2015		5,899	5,917
Banc of America Mortgage Trust
2.798% due 06/25/2035		261	241
4.871% due 11/25/2034		135	132
Banc of America Re-REMIC Trust
5.698% due 06/24/2050		300	340
BCAP LLC Trust
5.250% due 08/26/2037		1,932	1,958
5.340% due 03/26/2037		582	536
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		46	46
2.320% due 08/25/2035		85	84
2.600% due 03/25/2035		152	150
2.793% due 03/25/2035		42	41
2.836% due 03/25/2035		170	156
2.996% due 01/25/2035		517	486
3.148% due 01/25/2035		642	633
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		100	98
2.290% due 09/25/2035		112	109
2.570% due 10/25/2035		894	863
3.027% due 09/25/2037 ^		753	601
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		2,630	2,141
0.387% due 12/20/2046		2,264	1,507
6.000% due 02/25/2037 ^		349	251
Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 11/19/2033		7	7
2.963% due 08/25/2034		64	55
Credit Suisse Mortgage Capital Certificates
0.423% due 10/15/2021		1,391	1,388
5.383% due 02/15/2040		400	439
5.467% due 09/18/2039		946	1,045
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,117
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		26	26
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	264	395
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045		$13	11
GS Mortgage Securities Trust
1.103% due 03/06/2020		92	93
1.260% due 03/06/2020		300	301
3.849% due 12/10/2043		3,371	3,587
GSR Mortgage Loan Trust
3.024% due 01/25/2035		134	131
Harborview Mortgage Loan Trust
0.432% due 03/19/2036		78	53
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	3,364	4,410
IndyMac Mortgage Loan Trust
2.845% due 11/25/2035 ^		$339	291
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		74	74
JPMorgan Mortgage Trust
2.974% due 07/25/2035		111	110
3.094% due 08/25/2035		153	150
4.479% due 02/25/2035		281	282

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		$192	$215
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		94	96
Mellon Residential Funding Corp.
0.933% due 09/15/2030		283	272
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035		333	323
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	112
Morgan Stanley Capital Trust
6.090% due 06/11/2049		25	28
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		535	545
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	400	523
Residential Accredit Loans, Inc. Trust
1.528% due 09/25/2045		$228	191
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049		600	667
Sequoia Mortgage Trust
0.392% due 07/20/2036		620	550
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		22	17
2.578% due 02/25/2034		37	37
5.500% due 12/25/2034		182	176
Structured Asset Mortgage Investments Trust
0.852% due 10/19/2034		34	33
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,574
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		408	404
5.088% due 08/15/2041		300	309
WaMu Mortgage Pass-Through Certificates
0.939% due 05/25/2047		373	316
2.862% due 12/25/2035		361	331
5.273% due 08/25/2035		79	76
Wells Fargo Mortgage-Backed Securities Trust
2.496% due 06/25/2033		139	138
2.770% due 03/25/2036		350	332

Total Mortgage-Backed Securities (Cost $41,642)			43,073

ASSET-BACKED SECURITIES 5.6%
AMMC CLO Ltd.
0.498% due 05/03/2018		52	51
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	757	968
Ares CLO Ltd.
0.502% due 03/12/2018		$352	349
Carrington Mortgage Loan Trust
0.513% due 10/25/2035		50	50
Citibank Omni Master Trust
2.943% due 08/15/2018		6,100	6,266
Commercial Industrial Finance Corp.
0.535% due 03/01/2021		1,094	1,082
0.535% due 05/10/2021		4,600	4,513
Countrywide Asset-Backed Certificates
0.373% due 07/25/2036		1,219	1,182

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.443% due 04/25/2036		$161	$156
4.910% due 04/25/2036		1,270	1,300
Credit-Based Asset Servicing and Securitization LLC
0.313% due 07/25/2037		22	11
Duane Street CLO Ltd.
0.525% due 11/08/2017		46	46
First Franklin Mortgage Loan Trust
0.533% due 11/25/2035		4,269	4,111
0.573% due 09/25/2035		1,783	1,760
GSAMP Trust
0.263% due 12/25/2036		80	40
Harvest CLO S.A.
0.825% due 03/29/2017	EUR	76	99
Landmark CDO Ltd.
0.575% due 06/01/2017		$160	160
LCM Ltd.
0.502% due 03/21/2019		1,500	1,478
Magi Funding PLC
0.578% due 04/11/2021	EUR	413	527
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		$180	146
Nelnet Student Loan Trust
0.976% due 07/25/2018		108	108
North Carolina State Education Assistance Authority
0.726% due 10/26/2020		898	899
Penta CLO S.A.
0.518% due 06/04/2024	EUR	1,162	1,440
SLM Student Loan Trust
0.316% due 04/25/2019		$2,200	2,171
1.776% due 04/25/2023		3,801	3,913
1.843% due 12/15/2017		111	112
2.350% due 04/15/2039		458	460
Specialty Underwriting & Residential Finance Trust
0.253% due 01/25/2038		40	39
Structured Asset Securities Corp.
1.694% due 04/25/2035		576	538
Symphony CLO Ltd.
0.515% due 05/15/2019		700	694
Wood Street CLO BV
0.587% due 03/29/2021	EUR	157	201

Total Asset-Backed Securities (Cost $33,627)			34,870

SOVEREIGN ISSUES 4.7%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	500	551
4.000% due 08/20/2020		400	673
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	1,329	1,654
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200	1,258
2.750% due 11/20/2025		5,500	6,226
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	7,413	10,126
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016	GBP	1,600	8,305

Total Sovereign Issues (Cost $30,768)			28,793

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 65.8%

CERTIFICATES OF DEPOSIT 1.3%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$4,100	$4,106
1.700% due 09/06/2013		4,000	4,008

			8,114

COMMERCIAL PAPER 1.3%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		1,900	1,893
Standard Chartered Bank
0.950% due 10/01/2013		6,300	6,297

			8,190

REPURCHASE AGREEMENTS (d) 2.5%
			15,254

SHORT-TERM NOTES 2.7%
Federal Home Loan Bank
0.071% due 09/06/2013		2,800	2,800
Freddie Mac
0.112% due 01/23/2014		13,600	13,593

			16,393

ITALY TREASURY BILLS 1.1%
1.729% due 09/13/2013 (a)	EUR	5,100	6,631

U.S. TREASURY BILLS 6.3%
0.111% due 08/15/2013 - 05/29/2014 (a)(e)(h)(k)		$39,346	39,310

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 50.6%
PIMCO Short-Term Floating NAV Portfolio		31,350,455	313,693

Total Short-Term Instruments (Cost $407,461)			407,585

PURCHASED OPTIONS (f)(i) 0.0%
(Cost $1,126)			204

Total Investments 198.0% (Cost $1,241,273)			$1,226,897

Written Options (g)(j) (0.4%) (Premiums $2,310)			(2,243)

Other Assets and Liabilities (Net) (97.6%)			(605,105)

Net Assets 100.0%			$619,549

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SAL	0.150%	06/28/2013	07/01/2013	$14,600	U.S. Treasury Notes 0.750% due 09/15/2013	$(14,899)	$14,600	$14,600
SSB	0.010%	06/28/2013	07/01/2013	654	Fannie Mae 2.200% due 10/17/2022	(671)	654	654

						$(15,570)	$15,254	$15,254

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/14/2013	07/12/2013	$7,668	$(7,669)
BPG	0.160%	06/28/2013	07/12/2013	1,117	(1,118)
	0.210%	02/14/2013	08/12/2013	94,676	(94,987)
MSC	0.100%	05/14/2013	07/09/2013	8,089	(8,091)
	0.160%	05/07/2013	07/11/2013	7,796	(7,799)
	0.170%	05/07/2013	07/11/2013	14,474	(14,485)
	0.170%	05/09/2013	07/10/2013	82,118	(82,160)
	0.170%	06/27/2013	07/05/2013	14,920	(14,922)
TDM	0.130%	06/12/2013	07/05/2013	90,686	(90,697)
	0.140%	06/10/2013	07/08/2013	252,853	(252,912)
	0.150%	06/19/2013	07/05/2013	5,975	(5,976)
	0.180%	05/28/2013	07/12/2013	10,168	(10,170)

					$(590,986)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $340,046 at a weighted average interest rate of 0.204%.
(3)	Payable for sale-buyback transactions includes $337 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (4)
Fannie Mae	5.500%	07/01/2043	$6,000	$6,493	$(6,517)
U.S. Treasury Inflation Protected Securities	0.125%	04/15/2016	12,220	12,510	(12,514)
U.S. Treasury Inflation Protected Securities	1.875%	07/15/2015	2,750	2,919	(2,950)

				$21,922	$(21,981)

(4)	Market value includes $28 of interest payable on short sales.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $589,484 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (5)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (5)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
SAL	$14,600	$(14,899)	$(299)	$0	$0	$0
SSB	399	(407)	(8)	255	(264)	(9)

Master Securities Forward Transactions Agreement
BCY	(10,619)	7,736	(2,883)	0	0	0
BPG	(94,987)	94,816	(171)	(1,118)	1,114	(4)
FOB	(6,517)	0	(6,517)	0	0	0
JPS	(12,514)	0	(12,514)	0	0	0
MSC	(127,457)	127,048	(409)	0	0	0
TDM	(359,755)	358,680	(1,075)	0	0	0

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Purchased Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - NYMEX Brent Crude December Futures	$118.750	12/31/2013	8	$14	$5
Call - NYMEX Brent Crude November Futures	118.750	11/29/2013	8	14	4
Call - NYMEX Brent Crude October Futures	118.750	10/31/2013	8	14	2

				$42	$11

(g)	Written Options:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - NYMEX Ultra-Low Sulfur Diesel December Futures	$3.300	12/31/2013	8	$18	$(7)
Call - NYMEX Ultra-Low Sulfur Diesel November Futures	3.300	11/29/2013	8	18	(5)
Call - NYMEX Ultra-Low Sulfur Diesel October Futures	3.300	10/31/2013	8	18	(3)
Call - NYMEX WTI Brent Crude Spread May Futures	6.000	05/14/2014	10	18	(21)
Call - NYMEX WTI Brent Crude Spread November Futures	6.000	11/13/2013	99	117	(215)
Put - NYMEX WTI Brent Crude Spread November Futures	11.000	11/13/2013	2	3	(2)
Call - NYMEX WTI Light Sweet Crude Oil August Futures	103.000	07/17/2013	27	14	(3)

				$206	$(256)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	37	$24	$(106)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	37	8	(1)

				$32	$(107)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	213	$(344)
90-Day Eurodollar March Futures	Long	03/2017	32	(52)
90-Day Eurodollar September Futures	Long	09/2015	103	(96)
Brent Crude June Futures	Short	05/2014	122	47
Brent Crude March Futures	Short	02/2014	18	32
Brent Crude October Futures	Long	09/2013	18	(31)
Corn December Futures	Long	12/2013	95	(180)
Corn September Futures	Short	09/2013	95	132
Euro-Mill Wheat November Futures	Long	11/2013	16	(51)
Henry Hub Natural Gas Swap April Futures	Short	03/2014	20	23
Henry Hub Natural Gas Swap April Futures	Long	03/2016	29	(14)
Henry Hub Natural Gas Swap August Futures	Short	07/2014	20	18
Henry Hub Natural Gas Swap August Futures	Long	07/2016	29	(6)
Henry Hub Natural Gas Swap December Futures	Short	11/2014	20	4
Henry Hub Natural Gas Swap December Futures	Long	11/2016	29	19
Henry Hub Natural Gas Swap February Futures	Short	01/2014	20	17
Henry Hub Natural Gas Swap February Futures	Long	01/2016	29	9
Henry Hub Natural Gas Swap January Futures	Short	12/2013	20	18
Henry Hub Natural Gas Swap January Futures	Long	12/2015	29	11
Henry Hub Natural Gas Swap July Futures	Short	06/2014	20	18
Henry Hub Natural Gas Swap July Futures	Long	06/2016	29	(7)
Henry Hub Natural Gas Swap June Futures	Short	05/2014	20	20
Henry Hub Natural Gas Swap June Futures	Long	05/2016	29	(10)
Henry Hub Natural Gas Swap March Futures	Short	02/2014	20	19
Henry Hub Natural Gas Swap March Futures	Long	02/2016	29	5
Henry Hub Natural Gas Swap May Futures	Short	04/2014	20	22
Henry Hub Natural Gas Swap May Futures	Long	04/2016	29	(12)
Henry Hub Natural Gas Swap November Futures	Short	10/2014	20	12
Henry Hub Natural Gas Swap November Futures	Long	10/2016	29	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Futures Contracts: (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Henry Hub Natural Gas Swap October Futures	Short	09/2014	20	$16
Henry Hub Natural Gas Swap October Futures	Long	09/2016	29	(3)
Henry Hub Natural Gas Swap September Futures	Short	08/2014	20	17
Henry Hub Natural Gas Swap September Futures	Long	08/2016	29	(6)
Natural Gas February Futures	Short	01/2014	22	129
Natural Gas July Futures	Short	07/2013	96	265
Natural Gas March Futures	Long	02/2014	22	(118)
Natural Gas March Futures	Short	03/2014	313	1,170
Natural Gas May Futures	Long	04/2014	43	(113)
Natural Gas October Futures	Long	09/2013	96	(143)
Natural Gas October Futures	Long	09/2014	270	(900)
Soybean November Futures	Short	11/2013	27	92
U.S. Treasury 10-Year Note September Futures	Long	09/2013	14	(41)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	14	(59)
Wheat September Futures	Long	09/2013	23	(37)
Wheat September Futures	Short	09/2013	28	37
WTI Crude August Futures	Short	07/2013	10	(17)
WTI Crude June Futures	Long	05/2014	122	209
WTI Crude March Futures	Long	02/2014	18	(7)
WTI Crude October Futures	Short	09/2013	18	(14)

				$104

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$4,300	$(123)	$10

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	15,500	$2,123	$1,194

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $2,570 and cash of $585 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Exchange-Traded Options
CBOT	$(107)	$0
NYMEX	(94)	(151)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
	PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
Futures
BOS	$0	$0	$484	$21
GSC	37	23	175	20
MSC	(496)	(1)	0	0
SAL	(96)	0	0	0

Centrally Cleared Swaps
BCY	169	(11)	0	0
FOB	10	23	0	0
MSC	1,025	(67)	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	11,539	$	11,290	WST	$743	$0	$743
07/2013	INR	251,071		4,245	CBK	38	0	38
07/2013	JPY	90,700		925	FBF	11	0	11
07/2013		214,900		2,223	HUS	56	0	56
07/2013		124,600		1,260	JPM	4	0	4
07/2013		6,900		70	RBC	1	0	1
07/2013		120,800		1,224	UAG	5	0	5
07/2013	$	984	AUD	1,011	DUB	0	(60)	(60)
07/2013		967	INR	52,563	BRC	0	(86)	(86)
07/2013		663		36,293	CBK	0	(55)	(55)
07/2013		1,692		95,006	FBF	0	(100)	(100)
07/2013		666		36,244	HUS	0	(59)	(59)
07/2013		384		20,993	JPM	0	(32)	(32)
07/2013		184		9,973	UAG	0	(17)	(17)
07/2013		2,362	JPY	222,500	FBF	0	(119)	(119)
07/2013		5,184		504,400	RYL	0	(98)	(98)
07/2013	ZAR	3,561	$	391	BOA	32	0	32
08/2013	$	4,576	BRL	9,298	UAG	0	(438)	(438)
09/2013	CAD	6,515	$	6,391	RBC	209	0	209
09/2013	EUR	5,045		6,544	BRC	0	(24)	(24)
09/2013		23,213		30,889	CBK	663	0	663
09/2013	GBP	7,286		11,320	BPS	243	0	243
09/2013	$	4,504	CAD	4,597	JPM	0	(142)	(142)
09/2013		613	EUR	464	BOA	0	(9)	(9)
09/2013		4,935		3,713	BRC	0	(100)	(100)
09/2013		1,176		877	DUB	0	(34)	(34)
09/2013		1,344		1,007	HUS	0	(32)	(32)
09/2013		2,297	GBP	1,471	DUB	0	(61)	(61)
09/2013		4,895	MXN	60,439	JPM	0	(263)	(263)
10/2013	INR	53,943	$	891	BRC	4	(1)	3
10/2013		31,241		517	DUB	4	(1)	3
10/2013		6,346		104	JPM	0	(1)	(1)
10/2013		11,405		187	UAG	0	(1)	(1)
10/2013	$	4,178	INR	251,071	CBK	0	(43)	(43)

						$2,013	$(1,776)	$237

(i)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC Brent Crude December Futures	JPM	$	118.750	10/31/2013	$	300	$4	$1
Call - OTC Brent Crude February Futures	JPM		118.750	12/31/2013		300	4	2
Call - OTC Brent Crude January Futures	JPM		118.750	11/29/2013		300	4	2
Call - OTC WTI Crude December Futures	JPM		130.000	11/15/2013		4,800	335	5
Call - OTC WTI Crude December Futures	MYC		150.000	11/17/2015		8,200	517	26

							$864	$36

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	4,200	$213	$157

Options on Securities

Description	Counterparty	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC U.S. Treasury Inflation Protected Securities 0.125% due 04/01/2016	MYC	$	75.000	07/26/2013	$	87,000	$7	$0

(j)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	JPM	$140.000	11/11/2013	$	4,800	$345	$(4)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015		8,200	517	(39)
Call - OTC Ultra-Low Sulfur Diesel December Futures	JPM	3.300	12/31/2013		126	5	(3)
Call - OTC Ultra-Low Sulfur Diesel November Futures	JPM	3.300	11/29/2013		126	5	(2)
Call - OTC Ultra-Low Sulfur Diesel October Futures	JPM	3.300	10/31/2013		126	5	(1)

						$877	$(49)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,500	$13	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,500	4	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,100	5	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		2,000	4	0
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013	$	3,700	13	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		3,700	13	(80)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		15,200	27	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		15,200	76	(330)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,500	1	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,500	4	(33)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		4,100	11	(66)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		1,100	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,100	3	(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		3,100	10	(50)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(118)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		7,200	4	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		7,200	18	(157)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		11,600	59	(167)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,200	21	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,100	5	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,300	23	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		400	2	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	3,700	13	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	26	(56)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,400	15	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,400	25	(52)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,700	17	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,700	19	(56)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,800	9	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,800	14	(43)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,300	25	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,300	39	(81)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		3,500	12	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		3,500	15	(53)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		1,400	4	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		1,400	10	(53)

								$771	$(1,426)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	2,200	$21	$(1)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		2,200	20	(1)

							$41	$(2)

Options on Indices

Description	Counterparty	Strike Value	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	DUB	0.000	03/04/2014	$	20	$17	$(8)
Put - OTC GOLDLNPM versus PLTMLNPM Index Spread	GST	(3.000)	03/03/2014		45	38	(20)
Put - OTC NRCAL16 Index	CBK	4.400	08/22/2013		15,000	11	(21)
Put - OTC NRCAL16 Index	JPM	4.400	08/08/2013		24,000	18	(33)
Put - OTC NRCAL16 Index	JPM	4.300	08/15/2013		6,000	4	(5)
Put - OTC PLTMLNPM Index	MYC	1,420.000	11/01/2013		170	119	(222)
Put - OTC PLTMLNPM Index	UAG	1,420.000	11/01/2013		45	31	(59)

						$238	$(368)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,100	$108	$(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	1,000	13	(2)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,300	10	(2)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	700	6	(5)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	900	8	(7)

						$145	$(35)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	40	$156,560	EUR	2,700	JPY	0	$2,712
Sales	722	282,543		34,900		580,000	1,517
Closing Buys	(439)	(31,395)		0		0	(702)
Expirations	(87)	(147,950)		(14,500)		(580,000)	(959)
Exercised	0	(39,300)		0		0	(258)

Balance at 06/30/2013	236	$220,458	EUR	23,100	JPY	0	$2,310

OTC Swap Agreements:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	2H13 GOCO Index	$15.200	12/31/2013	MYC	3,000	$1	$0	$1
Receive	2H13 GOCO Index	15.300	12/31/2013	DUB	3,000	1	0	1
Pay	2H13 GOCO Index	15.020	12/31/2013	CBK	9,000	(6)	0	(6)
Pay	2H13 GOCO Index	17.600	12/31/2013	MYC	6,000	12	0	12
Pay	2H13 GOCO Index	17.675	12/31/2013	MYC	24,000	48	0	48
Pay	2H13 GOCO Index	18.100	12/31/2013	CBK	6,000	15	0	15
Receive	2H13 LSFOCO Index	7.700	12/31/2013	DUB	3,000	1	0	1
Receive	2H13 LSFOCO Index	7.700	12/31/2013	MYC	3,000	1	0	1
Pay	2H13 LSFOCO Index	7.200	12/31/2013	CBK	6,000	2	0	2
Pay	2H13 LSFOCO Index	6.800	12/31/2013	MYC	6,000	4	0	4
Pay	2H13 LSFOCO Index	6.525	12/31/2013	MYC	24,000	23	0	23
Pay	2H13 LSFOCO Index	5.900	12/31/2013	CBK	9,000	14	0	14
Receive	3Q13 GOCO Index	13.750	09/30/2013	DUB	3,000	5	0	5
Pay	3Q13 GOCO Index	14.850	09/30/2013	CBK	1,500	(1)	0	(1)
Receive	3Q13 LSFOCO Index	7.450	09/30/2013	DUB	3,000	(1)	0	(1)
Pay	3Q13 LSFOCO Index	7.790	09/30/2013	CBK	1,500	0	0	0
Pay	CAL14 GOCO Index	17.100	12/31/2014	GST	6,000	4	0	4

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Commodity Forward Swaps (Cont.)

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	CAL14 GOCO Index	$17.180	12/31/2014	DUB	6,000	$4	$0	$4
Pay	CAL14 GOCO Index	17.700	12/31/2014	GST	1,800	2	0	2
Pay	CAL14 GOCO Index	17.760	12/31/2014	CBK	2,400	3	0	3
Pay	CAL14 GOCO Index	17.880	12/31/2014	CBK	1,800	3	0	3
Pay	CAL14 GOCO Index	17.940	12/31/2014	MYC	3,600	5	0	5
Pay	CAL14 GOCO Index	18.000	12/31/2014	GST	4,800	7	0	7
Pay	CAL14 HSFOCO Index	11.000	12/31/2014	GST	4,800	(1)	0	(1)
Pay	CAL14 HSFOCO Index	10.750	12/31/2014	CBK	2,400	0	0	0
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	CBK	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	GST	1,800	1	0	1
Pay	CAL14 HSFOCO Index	10.100	12/31/2014	MYC	3,600	2	0	2
Pay	CAL14 HSFOCO Index	9.900	12/31/2014	GST	6,000	5	0	5
Pay	CAL14 HSFOCO Index	9.880	12/31/2014	DUB	6,000	5	0	5
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(148)	0	(148)

						$12	$0	$12

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.397%	$	400	$(3)	$0	$(3)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	0.303%		1,000	(13)	(24)	11
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.049%		1,000	(21)	0	(21)

								$(37)	$(24)	$(13)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$	200	$(14)	$(7)	$(7)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	07/25/2016	BPS	EUR	3,000	$104	$21	$83
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	FBF		600	23	4	19
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	CBK		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	DUB		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	MYC		1,200	41	1	40
Pay	1-Month EUR-FRCPXTOB Index	2.000%	02/01/2018	RYL		300	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS		1,000	33	4	29
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		500	17	8	9
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		100	3	2	1
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		300	11	1	10
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		2,700	90	30	60
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BPS		400	1	(1)	2

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	BPS	EUR	1,800	$69	$(17)	$86
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	JPM		500	19	(5)	24
Pay	1-Month EUR-FRCPXTOB Index	2.100%	07/25/2021	RYL		500	19	(5)	24
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	100	0	0	0
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		16,700	(133)	(44)	(89)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		8,500	(44)	11	(55)
Pay	1-Year BRL-CDI	8.270%	01/02/2015	MYC		9,700	(72)	(16)	(56)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		10,100	(61)	(2)	(59)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		17,700	(100)	13	(113)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		9,000	2	54	(52)
Pay	1-Year BRL-CDI	8.150%	01/02/2017	UAG		13,100	(352)	0	(352)
Pay	1-Year BRL-CDI	8.220%	01/02/2017	MYC		800	(21)	(1)	(20)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		10,300	(254)	13	(267)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	2,900	(73)	0	(73)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		8,700	(198)	20	(218)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,600	(58)	18	(76)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,800	(40)	15	(55)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		13,100	(249)	0	(249)

							$(1,193)	$124	$(1,317)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount		Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ENHGD84T Index	273,616	3-Month U.S. Treasury Bill rate plus a specified spread	$	64,806	08/15/2013	BOA	$(3,119)
Receive	CVICSTR3 Index	42,789	3-Month U.S. Treasury Bill rate plus a specified spread		12,138	08/15/2013	CBK	(597)
Receive	DJUBSTR Index	162,343	3-Month U.S. Treasury Bill rate plus a specified spread		42,730	08/15/2013	DUB	(2,060)
Receive	DJUBSTR Index	237,452	3-Month U.S. Treasury Bill rate plus a specified spread		62,499	08/15/2013	FBF	(1,780)
Pay	DJUBSTR Index	97,170	3-Month U.S. Treasury Bill rate plus a specified spread		25,576	08/15/2013	FBF	0
Receive	MLCIPP2T Index	185,666	3-Month U.S. Treasury Bill rate plus a specified spread		62,461	08/15/2013	GLM	(3,006)
Receive	DJUBSTR Index	306,122	3-Month U.S. Treasury Bill rate plus a specified spread		80,573	08/15/2013	JPM	(3,827)
Pay	DJUBSTR Index	5,427	3-Month U.S. Treasury Bill rate plus a specified spread		1,428	08/15/2013	JPM	69
Receive	JMABNIC0 Index	5,035	3-Month U.S. Treasury Bill rate plus a specified spread		3,437	08/15/2013	JPM	(154)
Receive	JMABNICP Index	21,215	3-Month U.S. Treasury Bill rate plus a specified spread		14,156	08/15/2013	JPM	(641)
Pay	JMABNICP Index	2,032	3-Month U.S. Treasury Bill rate plus a specified spread		1,356	08/15/2013	JPM	8
Receive	DJUBSTR Index	286,286	3-Month U.S. Treasury Bill rate plus a specified spread		75,352	08/15/2013	MYC	(3,632)
Receive	MOTT3001 Index	234,163	3-Month U.S. Treasury Bill rate plus a specified spread		66,491	08/15/2013	MYC	(3,206)
Receive	MOTT3002 Index	441,545	3-Month U.S. Treasury Bill rate plus a specified spread		124,471	08/15/2013	MYC	(6,122)
Receive	DJUBSF3T Index	107,501	3-Month U.S. Treasury Bill rate plus a specified spread		61,137	08/15/2013	SOG	(2,958)
Receive	DJUBSTR Index	40,669	3-Month U.S. Treasury Bill rate plus a specified spread		10,704	08/15/2013	SOG	(516)

								$(31,541)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	DJUBS Index	2.890%	07/02/2013	JPM	$	700	$8	$0	$8
Pay	DJUBS Index	3.028%	07/08/2013	GST		500	5	0	5
Pay	GOLDLNPM Index	2.576%	08/01/2013	JPM		3,760	(218)	0	(218)
Pay	GOLDLNPM Index	2.873%	11/27/2013	JPM		850	(36)	0	(36)
Pay	GOLDLNPM Index	3.460%	11/27/2013	SOG		560	(14)	0	(14)
Pay	GOLDLNPM Index	3.516%	11/27/2013	SOG		560	(14)	0	(14)
Pay	GOLDLNPM Index	3.706%	11/27/2013	MYC		514	(12)	0	(12)
Pay	GOLDLNPM Index	3.610%	11/29/2013	GST		860	(20)	0	(20)
Pay	GOLDLNPM Index	5.176%	08/06/2014	GST		670	(3)	0	(3)
Pay	GOLDLNPM Index	7.563%	09/30/2014	JPM		570	9	0	9
Pay	GOLDLNPM Index	5.406%	04/21/2016	MYC		910	(18)	0	(18)
Receive	London Silver Market Fixing Ltd.	8.703%	11/27/2013	SOG		350	13	0	13
Receive	London Silver Market Fixing Ltd.	8.762%	11/27/2013	SOG		350	12	0	12
Receive	London Silver Market Fixing Ltd.	9.000%	11/27/2013	MYC		330	11	0	11
Receive	London Silver Market Fixing Ltd.	9.000%	11/29/2013	GST		540	19	0	19
Receive	London Silver Market Fixing Ltd.	9.151%	04/21/2016	MYC		700	21	0	21
Pay	S&P 500 Index	7.290%	12/20/2013	GST		2,200	106	0	106
Pay	S&P 500 Index	7.453%	12/20/2013	BRC		1,900	95	0	95
Receive	S&P GSCI Crude Oil Index	5.290%	08/09/2013	BPS		300	(4)	0	(4)
Pay	SPGCBRP Index	4.928%	08/09/2013	BPS		300	5	0	5

							$(35)	$0	$(35)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

Collateral	(Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $31,408 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
	PIMCO CommodityRealReturn® Strategy Portfolio			PIMCO Cayman Commodity Portfolio I, Ltd. (Subsidiary)
BOA	$(205)	$284	$79	$(3,127)	$2,511	$(616)
BPS	189	0	189	(0)	0	(0)
BRC	(262)	300	38	95	(60)	35
CBK	588	(610)	(22)	(567)	320	(247)
DUB	(567)	723	156	(2,200)	1,838	(362)
FBF	(174)	0	(174)	(1,780)	2,441	661
GLM	(800)	860	60	(3,006)	2,408	(598)
GST	(22)	0	(22)	106	(260)	(154)
HUS	(33)	0	(33)	0	0	0
JPM	(501)	272	(229)	(4,777)	3,756	(1,021)
MSC	0	(160)	(160)	0	0	0
MYC	(457)	532	75	(13,097)	5,247	(7,850)
RBC	210	0	210	0	0	0
RYL	(175)	0	(175)	0	0	0
SOG	0	0	0	(3,477)	2,727	(750)
UAG	(903)	958	55	(59)	0	(59)
WST	743	(710)	33	0	0	0

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR	VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$47	$0	$0	$0	$157	$204
Variation margin receivable on financial derivative instruments (2)	67	23	0	0	0	90
Unrealized appreciation on foreign currency contracts	0	0	0	2,013	0	2,013
Unrealized appreciation on OTC swap agreements	349	11	201	0	417	978

	$463	$34	$201	$2,013	$574	$3,285

Liabilities:
Written options outstanding	$673	$0	$0	$2	$1,568	$2,243
Variation margin payable on financial derivative instruments (2)	4	0	0	0	78	82
Unrealized depreciation on foreign currency contracts	0	0	0	1,776	0	1,776
Unrealized depreciation on OTC swap agreements	32,114	31	0	0	1,734	33,879

	$32,791	$31	$0	$1,778	$3,380	$37,980

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$(144)	$0	$0	$47	$0	$(97)
Net realized gain (loss) on futures contracts	(158)	0	0	0	118	(40)
Net realized gain on written options	276	0	0	34	516	826
Net realized gain (loss) on swaps	(50,864)	(41)	(8)	0	492	(50,421)
Net realized gain on foreign currency transactions	0	0	0	1,996	0	1,996

	$(50,890)	$(41)	$(8)	$2,077	$1,126	$(47,736)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(14)	$0	$0	$0	$71	$57
Net change in unrealized appreciation (depreciation) on futures contracts	634	0	0	0	(674)	(40)
Net change in unrealized appreciation (depreciation) on written options	(181)	0	0	38	(850)	(993)
Net change in unrealized appreciation (depreciation) on swaps	(25,300)	(36)	78	0	(706)	(25,964)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	765	0	765

	$(24,861)	$(36)	$78	$803	$(2,159)	$(26,175)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $104 and open centrally cleared swaps cumulative appreciation of $1,204 as reported in the Notes to Consolidated Schedule of Investments.

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$2,068	$0	$2,068
Corporate Bonds & Notes
Banking & Finance	0	41,391	0	41,391
Industrials	0	2,427	0	2,427
Utilities	0	3,551	0	3,551
Municipal Bonds & Notes
West Virginia	0	1	0	1
U.S. Government Agencies	0	16,492	2,353	18,845
U.S. Treasury Obligations	0	644,089	0	644,089
Mortgage-Backed Securities	0	43,073	0	43,073
Asset-Backed Securities	0	34,870	0	34,870
Sovereign Issues	0	28,793	0	28,793
Short-Term Instruments
Certificates of Deposit	0	8,114	0	8,114
Commercial Paper	0	8,190	0	8,190
Repurchase Agreements	0	15,254	0	15,254
Short-Term Notes	0	16,393	0	16,393
Italy Treasury Bills	0	6,631	0	6,631
U.S. Treasury Bills	0	39,310	0	39,310
Central Funds Used for Cash Management Purposes	313,693	0	0	313,693
Purchased Options
Commodity Contracts	11	36	0	47
Interest Rate Contracts	0	157	0	157
	$313,704	$910,840	$2,353	$1,226,897

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short Sales, at value
U.S. Government Agencies	$0	$(6,517)	$0	$(6,517)
U.S. Treasury Obligations	0	(15,464)	0	(15,464)
	$0	$(21,981)	$0	$(21,981)

Financial Derivative Instruments - Assets
Commodity Contracts	2,365	349	0	2,714
Credit Contracts	0	21	0	21
Equity Contracts	0	201	0	201
Foreign Exchange Contracts	0	2,013	0	2,013
Interest Rate Contracts	0	1,611	0	1,611
	$2,365	$4,195	$0	$6,560

Financial Derivative Instruments - Liabilities
Commodity Contracts	(1,925)	(32,444)	(87)	(34,456)
Credit Contracts	0	(31)	0	(31)
Foreign Exchange Contracts	0	(1,778)	0	(1,778)
Interest Rate Contracts	(592)	(3,267)	(35)	(3,894)
	$(2,517)	$(37,520)	$(122)	$(40,159)

Totals	$313,552	$855,534	$2,231	$1,171,317

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$2,501	$0	$(150)	$0	$0	$2	$0	$0	$2,353	$3
Mortgage-Backed Securities	2,772	0	(376)	2	4	92	0	(2,494)	0	0

	$5,273	$0	$(526)	$2	$4	$94	$0	$(2,494)	$2,353	$3

Financial Derivative Instruments - Liabilities
Commodity Contracts	0	0	(88)	0	0	1	0	0	(87)	1
Interest Rate Contracts	(28)	0	(15)	0	0	8	0	0	(35)	8

	$(28)	$0	$(103)	$0	$0	$9	$0	$0	$(122)	$9

Totals	$5,245	$0	$(629)	$2	$4	$103	$0	$(2,494)	$2,231	$12

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$2,353	Third Party Vendor	Broker Quote	100.50-100.63

Financial Derivative Instruments - Liabilities
Commodity Contracts	(87)	Indicative Market Quotations	Broker Quote	0.09-43.04
Interest Rate Contracts	(35)	Indicative Market Quotations	Broker Quote	0.16-0.81

Total	$2,231

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Consolidated Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Consolidated Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Consolidated Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting

Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Consolidated Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair

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Notes to Financial Statements (Cont.)

market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily

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settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of

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Notes to Financial Statements (Cont.)

the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S.

Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two

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Notes to Financial Statements (Cont.)

parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity

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Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference

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Notes to Financial Statements (Cont.)

between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a

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greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

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Notes to Financial Statements (Cont.)

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of

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transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Consolidated Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Consolidated Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Consolidated Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. BASIS FOR CONSOLIDATION OF THE PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO

PIMCO Cayman Commodity Portfolio I Ltd. (the “Commodity Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the Commodity Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio I Ltd.	07/21/2006	08/01/2006	$619,549	$67,436	10.9%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.49%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with

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respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Commodity Subsidiary has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $427,087.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$21,901	$8,479

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory

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Notes to Financial Statements (Cont.)

or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$ 148,147	$ 747,707	$ (582,200)	$ 5	$ 34	$ 313,693	$ 106	$ 0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$280,210	$266,606	$27,824	$89,767

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	95	$663	22	$170
Administrative Class	10,224	70,124	19,674	144,866
Advisor Class	2,793	19,345	5,589	42,406
Issued as reinvestment of distributions
Institutional Class	1	8	1	7
Administrative Class	1,382	9,149	4,867	35,157
Advisor Class	350	2,343	1,162	8,482
Cost of shares redeemed
Institutional Class	(14)	(98)	0	0
Administrative Class	(9,695)	(66,043)	(23,634)	(179,907)
Advisor Class	(1,644)	(11,365)	(4,349)	(32,897)
Net increase resulting from Portfolio share transactions	3,492	$24,126	3,332	$18,284

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As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 56% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,258,551	$6,174	$(37,828)	$(31,654)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	INR	Indian Rupee	USD	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	ENHGD84T	Dow Jones-AIG E84 Total Return	MLCIPP2T	Merrill Lynch MLCIPP2T
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
CVICSTR3	Dow Jones-UBS Customized Post Roll Index	GOLDLNPM	London Gold Market Fixing Ltd. PM	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
DJUBS	Dow Jones-UBS Commodity Index	GSCI	Goldman Sachs Commodity Index	NGCAL19	Natural Gas Calendar 2019
DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	JMABNIC0	JPMorgan Nic 0 Custom Index	NRCAL16	Natural Gas Calendar 2016
DJUBSTR	Dow Jones-UBS Commodity Index Total Return	JMABNICP	JPMorgan Nic P Custom Index	PLTMLNPM	London Platinum & Palladium Market PM Fix

Other Abbreviations:
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT11SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Brazil	11.9%
Venezuela	11.6%
Mexico	11.5%
Short-Term Instruments	7.3%
Luxembourg	6.7%
Turkey	6.1%
Other	44.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/2002)
PIMCO Emerging Markets Bond Portfolio Administrative Class	-7.92%	0.92%	7.55%	8.37%	11.36%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	-8.22%	1.24%	8.63%	8.85%	11.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.00% for Administrative Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$920.80	$1,019.84
Expenses Paid During Period†	$4.76	$5.01
Net Annualized Expense Ratio	1.00%	1.00%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to emerging markets (“EM”) spread duration (or sensitivity to changes in spreads over U.S. Treasuries) benefited performance as spreads over U.S. Treasuries widened during the reporting period.

»

The Portfolio’s substitution of Brazilian corporate and quasi-sovereign debt versus sovereign debt benefited performance as Brazil corporate and quasi-sovereign debt outperformed sovereign debt over the reporting period.

»	Tactical allocation to Mexican local rates benefited performance as Mexican local currency debt (local currency returns) outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Hungary detracted from performance as the Hungary sub-index outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Lebanon detracted from performance as the Lebanon sub-index outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Poland detracted from performance as the Poland sub-index outperformed the Portfolio’s benchmark index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$15.32	$13.65	$13.54	$12.68	$10.32	$13.67
Net investment income (a)	0.34	0.66	0.65	0.60	0.62	0.75
Net realized/unrealized gain (loss)	(1.53)	1.73	0.19	0.91	2.44	(2.70)
Total income (loss) from investment operations	(1.19)	2.39	0.84	1.51	3.06	(1.95)
Dividends from net investment income	(0.37)	(0.72)	(0.73)	(0.65)	(0.70)	(0.83)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.57)
Total distributions	(0.37)	(0.72)	(0.73)	(0.65)	(0.70)	(1.40)
Net asset value end of year or period	$13.76	$15.32	$13.65	$13.54	$12.68	$10.32
Total return	(7.92)%	17.87%	6.32%	12.15%	30.51%	(14.57)%
Net assets end of year or period (000s)	$290,927	$337,210	$287,309	$295,917	$183,934	$127,501
Ratio of expenses to average net assets	1.00%*	1.00%	1.00%	1.00%	1.01%	1.13%
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	4.60%*	4.51%	4.79%	4.47%	5.39%	5.87%
Portfolio turnover rate	17%**	20%**	15%**	197%**	234%	198%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$304,056
Investments in Affiliates, at value	21,513
Repurchase agreements, at value	351
Deposits with counterparty	350
Foreign currency, at value	173
Receivable for investments sold	535
OTC swap premiums paid	1,373
Variation margin receivable on financial derivative instruments	4
Unrealized appreciation on foreign currency contracts	690
Unrealized appreciation on OTC swap agreements	2,933
Receivable for Portfolio shares sold	1,549
Interest and dividends receivable	5,080
Dividends receivable from Affiliates	4
338,611

Liabilities:
Payable for investments purchased	$416
Payable for investments in Affiliates purchased	4
Written options outstanding	143
OTC swap premiums received	1,559
Variation margin payable on financial derivative instruments	8
Unrealized depreciation on foreign currency contracts	1,324
Unrealized depreciation on OTC swap agreements	2,191
Deposits from counterparty	1,755
Payable for Portfolio shares redeemed	473
Accrued investment advisory fees	120
Accrued supervisory and administrative fees	107
Accrued distribution fees	8
Accrued servicing fees	36
Other liabilities	4
8,148

Net Assets	$330,463

Net Assets Consist of:
Paid in capital	$314,711
Undistributed net investment income	1,152
Accumulated undistributed net realized gain	12,590
Net unrealized appreciation	2,010
$330,463

Net Assets:
Institutional Class	$174
Administrative Class	290,927
Advisor Class	39,362

Shares Issued and Outstanding:
Institutional Class	13
Administrative Class	21,146
Advisor Class	2,861

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.76
Administrative Class	13.76
Advisor Class	13.76

Cost of Investments	$301,851
Cost of Investments in Affiliates	$21,512
Cost of Repurchase Agreements	$351
Cost of Foreign Currency Held	$177
Premiums Received on Written Options	$63

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest, net of foreign taxes*	$10,647
Dividends from Affiliate investments	13
Total Income	10,660

Expenses:
Investment advisory fees	852
Supervisory and administrative fees	758
Servicing fees - Administrative Class	249
Distribution and/or servicing fees - Advisor Class	59
Trustees’ fees	2
Interest expense	7
Total Expenses	1,927

Net Investment Income	8,733

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,845
Net realized (loss) on Affiliate investments	(1)
Net realized (loss) on futures contracts	(133)
Net realized gain on written options	22
Net realized gain on swaps	2,801
Net realized gain on foreign currency transactions	194
Net change in unrealized (depreciation) on investments	(43,010)
Net change in unrealized (depreciation) on futures contracts	(531)
Net change in unrealized (depreciation) on written options	(122)
Net change in unrealized (depreciation) on swaps	(5,132)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(123)
Net (Loss)	(39,190)

Net (Decrease) in Net Assets Resulting from Operations	$(30,457)

* Foreign tax withholdings	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,733	$16,006
Net realized gain	9,729	9,123
Net realized gain (loss) on Affiliate investments	(1)	18
Net change in unrealized appreciation (depreciation)	(48,918)	32,585
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(30,457)	57,731

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(2)
Administrative Class	(8,258)	(15,675)
Advisor Class	(1,153)	(1,791)

Total Distributions	(9,419)	(17,468)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(19,697)	34,575

Total Increase (Decrease) in Net Assets	(59,573)	74,838

Net Assets:
Beginning of period	390,036	315,198
End of period*	$330,463	$390,036

*Including undistributed net investment income of:	$1,152	$1,838

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$300

Total Austria (Cost $1,000)			300

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,014

Total Bahrain (Cost $1,015)			1,014

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	312
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	435
4.750% due 02/16/2021		1,400	1,459

Total Bermuda (Cost $2,140)			2,206

BRAZIL 11.7%

CORPORATE BONDS & NOTES 10.4%
Banco BTG Pactual S.A.
5.750% due 09/28/2022		$300	260
Banco do Brasil S.A.
3.875% due 10/10/2022		2,530	2,223
4.500% due 01/22/2015		400	410
4.500% due 01/20/2016	EUR	800	1,066
6.000% due 01/22/2020		$2,620	2,816
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	449
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,319
4.625% due 02/13/2017		1,400	1,428
Banco Votorantim S.A.
5.250% due 02/11/2016		800	824
BM&FBovespa S.A.
5.500% due 07/16/2020		500	516
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,237
Braskem Finance Ltd.
5.750% due 04/15/2021		600	588
7.000% due 05/07/2020		1,000	1,065
BRF S.A.
5.875% due 06/06/2022		200	206
Caixa Economica Federal
2.375% due 11/06/2017		600	555
3.500% due 11/07/2022		600	507
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,413
CSN Islands Corp.
6.875% due 09/21/2019		1,950	1,979
CSN Resources S.A.
6.500% due 07/21/2020		480	470
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	375
Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,188
7.875% due 03/15/2019		1,600	1,857
QGOG Constellation S.A.
6.250% due 11/09/2019		800	786

			34,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$840	$915
6.500% due 06/10/2019		1,700	1,861
Brazil Government International Bond
5.625% due 01/07/2041		50	50
7.125% due 01/20/2037		600	717
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	113	51
10.000% due 01/01/2017		1,538	675
10.000% due 01/01/2023		65	28

			4,297

Total Brazil (Cost $40,079)			38,834

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Harvest Operations Corp.
2.125% due 05/14/2018		$200	190
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		600	570

Total Canada (Cost $799)			760

CAYMAN ISLANDS 1.8%

CORPORATE BONDS & NOTES 1.8%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	848
Baidu, Inc.
3.500% due 11/28/2022		800	718
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	612
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	423
Interoceanica Finance Ltd.
0.000% due 11/30/2018		125	112
0.000% due 11/30/2025		413	289
0.000% due 05/15/2030		800	417
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	258
Mongolian Mining Corp.
8.875% due 03/29/2017		1,800	1,539
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		760	771
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		134	121

Total Cayman Islands (Cost $6,205)			6,108

CHILE 1.5%

CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile
2.000% due 11/09/2017		$300	287
4.125% due 10/07/2020		700	705
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,343
3.875% due 09/20/2022		500	466
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,148
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	334
E.CL S.A.
5.625% due 01/15/2021		800	834

			5,117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		$150	$125

Total Chile (Cost $5,114)			5,242

CHINA 0.2%

CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		$700	655

Total China (Cost $698)			655

COLOMBIA 1.6%

CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,390	4,026

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		350	392
8.125% due 05/21/2024		300	399
10.375% due 01/28/2033		225	350
12.000% due 10/22/2015	COP	457,000	274

			1,415

Total Colombia (Cost $4,830)			5,441

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	558
4.375% due 04/30/2025		200	185
5.625% due 04/30/2043		400	366

Total Costa Rica (Cost $1,200)			1,109

CROATIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$260	262

Total Croatia (Cost $260)			262

DOMINICAN REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$500	504

Total Dominican Republic (Cost $500)			504

EL SALVADOR 1.3%

SOVEREIGN ISSUES 1.3%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,226
7.625% due 02/01/2041		160	157
7.650% due 06/15/2035		845	830

Total El Salvador (Cost $4,635)			4,213

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$500	567

Total Gabon (Cost $561)			567

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUATEMALA 0.3%

SOVEREIGN ISSUES 0.3%
Guatemala Government Bond
4.875% due 02/13/2028	$210	$192
5.750% due 06/06/2022	860	877

Total Guatemala (Cost $1,081)		1,069

HONG KONG 0.4%

CORPORATE BONDS & NOTES 0.4%
CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	967
5.000% due 05/02/2042	400	382

Total Hong Kong (Cost $1,396)		1,349

INDIA 0.8%

CORPORATE BONDS & NOTES 0.8%
ICICI Bank Ltd.
4.750% due 11/25/2016	$500	517
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,100	1,141
State Bank of India
4.500% due 10/23/2014	850	876
4.500% due 07/27/2015	200	208

Total India (Cost $2,676)		2,742

INDONESIA 4.9%

BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.188% due 12/14/2019	$182	173

CORPORATE BONDS & NOTES 1.7%
Majapahit Holding BV
7.250% due 06/28/2017	700	775
7.750% due 01/20/2020	1,540	1,694
7.875% due 06/29/2037	700	819
Pertamina Persero PT
4.300% due 05/20/2023	800	744
6.000% due 05/03/2042	1,500	1,406
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	296

		5,734

SOVEREIGN ISSUES 3.1%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,496
6.625% due 02/17/2037	100	109
6.875% due 03/09/2017	3,200	3,573
6.875% due 01/17/2018	2,600	2,931
7.500% due 01/15/2016	100	110
7.750% due 01/17/2038	100	124
11.625% due 03/04/2019	1,300	1,775

		10,118

Total Indonesia (Cost $15,413)		16,025

IRELAND 4.6%

CORPORATE BONDS & NOTES 4.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,126
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	600	597
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	$300	$276
6.604% due 02/03/2021	1,300	1,404
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,309
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	395
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	2,000	2,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	314
7.748% due 02/02/2021	500	535
9.125% due 04/30/2018	500	571
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	521
5.450% due 11/22/2017	700	730
6.025% due 07/05/2022	2,580	2,670
6.800% due 11/22/2025	500	535
6.902% due 07/09/2020	200	220

Total Ireland (Cost $14,525)		15,064

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019	$300	302

Total Isle of Man (Cost $300)		302

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	320

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	800	724

Total Israel (Cost $1,109)		1,044

KAZAKHSTAN 3.9%

CORPORATE BONDS & NOTES 3.9%
Intergas Finance BV
6.375% due 05/14/2017	$300	326
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	651
5.750% due 04/30/2043	1,000	889
7.000% due 05/05/2020	5,200	5,901
9.125% due 07/02/2018	2,500	3,003
11.750% due 01/23/2015	500	569
Samruk-Energy JSC
3.750% due 12/20/2017	1,000	958
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	645	663

Total Kazakhstan (Cost $12,533)		12,960

LUXEMBOURG 6.6%

CORPORATE BONDS & NOTES 6.6%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$1,800	1,658
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	230	215
5.092% due 11/29/2015	1,800	1,904
5.999% due 01/23/2021	3,200	3,328
6.212% due 11/22/2016	330	358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.510% due 03/07/2022		$750	$797
8.625% due 04/28/2034		1,360	1,618
9.250% due 04/23/2019		2,300	2,783
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		7	7
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		620	634
6.299% due 05/15/2017		1,640	1,749
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,260
5.499% due 07/07/2015		700	743
5.717% due 06/16/2021		600	613
6.125% due 02/07/2022		2,900	3,034
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,240

Total Luxembourg (Cost $22,133)			21,941

		SHARES
MEXICO 11.4%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 8.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	451
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	626
6.500% due 03/10/2021		1,400	1,477
6.750% due 09/30/2022		900	974
Comision Federal de Electricidad
4.875% due 05/26/2021		900	925
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	315
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		70	25
9.750% due 03/25/2020		125	44
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		44	5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	3,300
6.625% due 06/15/2038		700	738
Petroleos Mexicanos
3.500% due 01/30/2023		400	370
4.875% due 01/24/2022		3,300	3,374
5.500% due 01/21/2021		1,050	1,123
5.500% due 06/27/2044		1,970	1,778
6.500% due 06/02/2041		8,920	9,254
8.000% due 05/03/2019		3,000	3,645
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	23

			28,447

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
2.750% due 04/22/2023	EUR	2,490	3,120
4.750% due 03/08/2044		$100	89
5.750% due 10/12/2110		700	642
6.050% due 01/11/2040		850	931
6.750% due 09/27/2034		1,644	1,948
7.250% due 12/15/2016	MXN	8,600	717
7.500% due 04/08/2033		$940	1,198
9.500% due 12/18/2014	MXN	6,436	535

			9,180

Total Mexico (Cost $38,320)			37,627

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018	$1,000	$935
5.125% due 12/05/2022	730	650

Total Mongolia (Cost $1,719)		1,585

MOROCCO 0.6%

SOVEREIGN ISSUES 0.6%
Morocco Government International Bond
4.250% due 12/11/2022	$2,200	1,947

Total Morocco (Cost $2,238)		1,947

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	$300	326
6.950% due 07/10/2042	500	509
7.000% due 05/11/2016	1,000	1,104

Total Netherlands (Cost $1,946)		1,939

PANAMA 1.2%

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053	$600	484
8.875% due 09/30/2027	780	1,082
9.375% due 04/01/2029	1,553	2,260

Total Panama (Cost $3,556)		3,826

PERU 0.7%

CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	195

SOVEREIGN ISSUES 0.6%
El Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	358
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,597

		1,955

Total Peru (Cost $2,008)		2,150

PHILIPPINES 1.2%

CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,579

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
6.375% due 10/23/2034	100	120
7.500% due 09/25/2024	350	451
7.750% due 01/14/2031	400	530
8.375% due 06/17/2019	300	390
9.500% due 02/02/2030	400	601
9.875% due 01/15/2019	100	136

		2,228

Total Philippines (Cost $3,758)		3,807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.2%

SOVEREIGN ISSUES 0.2%
Poland Government International Bond
6.375% due 07/15/2019	$500	$584

Total Poland (Cost $499)		584

QATAR 1.1%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	113
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,346
5.000% due 07/21/2020	100	111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,131	1,222
5.838% due 09/30/2027	350	397
6.332% due 09/30/2027	250	293

Total Qatar (Cost $3,175)		3,482

RUSSIA 4.5%

CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,182
SCF Capital Ltd.
5.375% due 10/27/2017	700	683
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	930
VimpelCom Holdings BV
5.200% due 02/13/2019	800	784

		3,579

SOVEREIGN ISSUES 3.4%
Russia Government International Bond
3.250% due 04/04/2017	400	412
4.500% due 04/04/2022	2,200	2,253
5.625% due 04/04/2042	1,800	1,872
7.500% due 03/31/2030	5,639	6,616

		11,153

Total Russia (Cost $14,043)		14,732

SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021	$200	209

Total Senegal (Cost $216)		209

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%
Republic of Serbia
5.250% due 11/21/2017	$600	588

Total Serbia (Cost $595)		588

SOUTH AFRICA 0.7%

CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$500	468
6.500% due 04/15/2040	100	83
Transnet SOC Ltd.
4.000% due 07/26/2022	1,400	1,231

		1,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
6.875% due 05/27/2019		$500	$569
7.250% due 01/15/2020	ZAR	300	30
8.250% due 09/15/2017		1,000	106

			705

Total South Africa (Cost $2,694)			2,487

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
2.072% due 03/21/2015		$2,000	2,001
5.125% due 06/29/2020		100	106
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	955
Korea Development Bank
5.750% due 09/10/2013		15	15
Korea Exchange Bank
4.875% due 01/14/2016		100	107
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		200	179

Total South Korea (Cost $3,313)			3,363

SPAIN 0.4%

SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	300	400
4.305% due 03/06/2014		300	397
5.750% due 02/01/2018		100	137
Junta de Castilla y Leon
6.505% due 03/01/2019		100	139
Xunta de Galicia
5.763% due 04/03/2017		200	274

Total Spain (Cost $1,299)			1,347

SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	565

Total Sri Lanka (Cost $568)			565

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	278

Total Sweden (Cost $257)			278

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	394
4.875% due 01/23/2043		670	571

Total Thailand (Cost $1,077)			965

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,275	1,349
9.750% due 08/14/2019		500	626

Total Trinidad and Tobago (Cost $1,830)			1,975

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 6.0%

CORPORATE BONDS & NOTES 1.0%
Arcelik A/S
5.000% due 04/03/2023		$340	$306
Export Credit Bank of Turkey
5.875% due 04/24/2019		400	413
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		1,400	1,376
4.000% due 09/13/2017		1,100	1,075

			3,170

SOVEREIGN ISSUES 5.0%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	952
6.000% due 01/14/2041		800	801
6.750% due 05/30/2040		1,700	1,885
7.000% due 03/11/2019		3,675	4,222
7.250% due 03/05/2038		700	817
7.500% due 07/14/2017		4,300	4,950
7.500% due 11/07/2019		1,400	1,655
8.000% due 02/14/2034		1,100	1,372

			16,654

Total Turkey (Cost $19,206)			19,824

UKRAINE 0.7%

SOVEREIGN ISSUES 0.7%
Ukraine Government International Bond
7.500% due 04/17/2023		$800	706
9.250% due 07/24/2017		1,530	1,534

Total Ukraine (Cost $2,497)			2,240

UNITED ARAB EMIRATES 0.6%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$213	233
DP World Ltd.
6.850% due 07/02/2037		600	623

			856

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,091

Total United Arab Emirates (Cost $1,630)			1,947

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$520	662
HBOS PLC
6.750% due 05/21/2018		400	426

Total United Kingdom (Cost $920)			1,088

UNITED STATES 1.4%

CORPORATE BONDS & NOTES 0.8%
American International Group, Inc.
8.175% due 05/15/2068		$900	1,103
8.625% due 05/22/2068	GBP	100	179
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		$400	465
Gerdau Holdings, Inc.
7.000% due 01/20/2020		800	848

			2,595

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
1.914% due 09/25/2045	$19	$18
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049	200	225
5.935% due 02/10/2051	200	227
Banc of America Large Loan Trust
2.493% due 11/15/2015	447	448
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^	7	6
Bear Stearns Adjustable Rate Mortgage Trust
2.845% due 01/25/2035	6	6
2.878% due 05/25/2047 ^	47	38
Citigroup Mortgage Loan Trust, Inc.
3.027% due 09/25/2037 ^	89	71
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^	19	17
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	8	7
WaMu Mortgage Pass-Through Certificates
2.553% due 02/25/2037 ^	60	50
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^	21	19

		1,132

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019	250	277
Freddie Mac
5.628% due 03/01/2036	105	111
Israel Government AID Bond
5.500% due 04/26/2024	100	122

		510

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(g)	189	231
U.S. Treasury Notes
1.875% due 06/30/2015 (e)(g)	120	124
2.375% due 08/31/2014 (g)	100	102

		457

Total United States (Cost $4,067)		4,694

URUGUAY 0.4%

SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	507
8.000% due 11/18/2022	600	760

Total Uruguay (Cost $1,050)		1,267

VENEZUELA 11.3%

CORPORATE BONDS & NOTES 6.0%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,340	3,139
5.000% due 10/28/2015	1,540	1,359
5.250% due 04/12/2017	4,500	3,690
5.375% due 04/12/2027	5,080	3,099
5.500% due 04/12/2037	3,050	1,815
8.500% due 11/02/2017	7,500	6,891

		19,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.3%
Venezuela Government International Bond
7.000% due 03/31/2038	$300	$206
7.650% due 04/21/2025	2,310	1,732
7.750% due 10/13/2019	6,820	5,695
8.250% due 10/13/2024	5,900	4,602
9.000% due 05/07/2023	1,500	1,256
9.250% due 05/07/2028	3,380	2,772
9.375% due 01/13/2034	1,710	1,406

		17,669

Total Venezuela (Cost $37,238)		37,662

VIRGIN ISLANDS (BRITISH) 2.9%

CORPORATE BONDS & NOTES 2.9%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,150	1,819
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,635
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,853
7.500% due 07/18/2016	3,300	3,676
7.875% due 03/13/2018	600	685

Total Virgin Islands (British) (Cost $9,387)		9,668

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	447

Total Zambia (Cost $491)		447

SHORT-TERM INSTRUMENTS 7.2%

REPURCHASE AGREEMENTS (d) 0.1%
		351

U.S. TREASURY BILLS 0.6%
0.119% due 05/01/2014 - 05/29/2014 (b)(g)	$2,054	2,052

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 6.5%
PIMCO Short-Term Floating NAV Portfolio	2,149,993	21,513

Total Short-Term Instruments (Cost $23,915)		23,916

Total Investments 98.6% (Cost $323,714)		$325,920

Written Options (f) (0.0%) (Premiums $63)		(143)

Other Assets and Liabilities (Net) 1.4%		4,686

Net Assets 100.0%		$330,463

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$351	Fannie Mae 2.200% due 10/17/2022	$(360)	$351	$351

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $6,866 at a weighted average interest rate of 0.246%.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
SSB	$351	$(360)	$(9)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	$4
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	14
U.S. Treasury 10-Year Note September Futures	Long	09/2013	162	(504)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	18	(76)

				$(562)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	(2.000%)	06/19/2023	$	7,600	$471	$347

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Securities with an aggregate market value of $209 and cash of $350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(562)	$(8)

Centrally Cleared Swaps
DEU	46	1
FOB	301	3

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	11,484	$	14,834	MSC	$0	$(114)	$(114)
07/2013	INR	146,648		2,534	CBK	77	0	77
07/2013		103,210		1,776	UAG	46	0	46
07/2013	JPY	144,001		1,459	UAG	7	0	7
07/2013	$	14,660	EUR	11,141	CBK	0	(159)	(159)
07/2013		457		343	FBF	0	(11)	(11)
07/2013		1,745	INR	103,210	BRC	0	(16)	(16)
07/2013		560		30,352	HUS	0	(51)	(51)
07/2013		1,467		80,940	JPM	0	(111)	(111)
07/2013		651		35,356	UAG	0	(59)	(59)
07/2013		1,519	JPY	145,293	FBF	0	(53)	(53)
07/2013		3,856	ZAR	35,596	DUB	0	(269)	(269)
07/2013	ZAR	35,208	$	3,861	BOA	313	0	313
07/2013		1,057		114	BRC	7	0	7
07/2013		1,066		115	DUB	8	0	8
08/2013	BRL	511		230	BOA	2	0	2
08/2013		529		246	BPS	11	0	11
08/2013		738		337	BRC	8	0	8
08/2013		336		150	DUB	1	0	1
08/2013		483		220	HUS	5	0	5
08/2013		323		142	JPM	0	(2)	(2)
08/2013		763		346	MSC	8	(1)	7
08/2013		530		243	UAG	7	0	7
08/2013	CNY	4,802		764	JPM	0	(11)	(11)
08/2013		16,808		2,718	UAG	4	0	4
08/2013	EUR	7,579		9,911	CBK	44	0	44
08/2013	GBP	136		213	BRC	6	0	6
08/2013	$	2,212	BRL	4,495	UAG	0	(212)	(212)
08/2013		3,526	CNY	22,124	UAG	46	0	46
09/2013	MXN	12,228	$	943	BRC	6	0	6
09/2013		1,951		158	JPM	9	0	9
09/2013	$	3,941	EUR	2,958	CBK	0	(90)	(90)
10/2013	COP	566,080	$	290	UAG	0	(1)	(1)
10/2013	INR	117,684		1,956	BRC	19	0	19
10/2013		10,482		172	DUB	0	(1)	(1)
10/2013		488		8	UAG	0	0	0
10/2013	RUB	46,421		1,440	BRC	49	0	49
10/2013	TRY	456		240	BRC	7	0	7
10/2013		354		180	CBK	0	(1)	(1)
10/2013	$	1,747	INR	103,210	CBK	0	(48)	(48)
10/2013		1,748		103,210	UAG	0	(48)	(48)
10/2013		1,488	RUB	48,433	BOA	0	(36)	(36)
10/2013		446	TRY	814	JPM	0	(30)	(30)

						$690	$(1,324)	$(634)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(f)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	2,100	$3	$(1)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		2,100	9	(30)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		4,300	3	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		4,300	11	(94)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		200	3	(3)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		700	12	(12)

								$45	$(140)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$10	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	8	(2)

						$18	$(3)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$16,400	$53
Sales	15,500	46
Closing Buys	(900)	(1)
Expirations	(14,800)	(35)
Exercised	0	0

Balance at 06/30/2013	$16,200	$63

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	03/20/2015	1.196%	$	900	$(3)	$4	$(7)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		200	(2)	(1)	(1)
Brazil Government International Bond	CBK	1.000%	03/20/2021	2.133%		1,300	(99)	(58)	(41)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%		2,600	2	17	(15)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		300	(1)	1	(2)
Brazil Government International Bond	DUB	1.000%	03/20/2018	1.765%		7,200	(244)	(97)	(147)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.196%		400	(1)	2	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		300	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	12/20/2019	2.027%		1,000	(60)	(37)	(23)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.400%		3,800	(39)	(38)	(1)
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.466%		250	7	0	7
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		100	0	(5)	5
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		500	4	(23)	27
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		300	2	(15)	17
China Government International Bond	JPM	1.000%	12/20/2016	0.805%		400	2	(20)	22
China Government International Bond	MYC	1.000%	12/20/2016	0.805%		1,200	8	(56)	64
China Government International Bond	RYL	1.000%	06/20/2016	0.708%		600	5	6	(1)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.445%		100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.445%		100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.445%		400	7	0	7
Export-Import Bank of China	BRC	1.000%	09/20/2017	1.160%		550	(3)	(19)	16
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.982%		200	1	(19)	20
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.371%		1,000	33	0	33
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.440%		2,900	(279)	(188)	(91)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.909%		2,375	5	(92)	97
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.909%		375	1	(15)	16
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%		100	(10)	(7)	(3)
Italy Government International Bond	BOA	1.000%	12/20/2013	1.028%		200	0	(1)	1
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.691%		300	2	(10)	12

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.602%	$	800	$(33)	$(37)	$4
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%		2,200	0	0	0
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	1.394%		1,500	(7)	(11)	4
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.805%		300	(6)	(10)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.805%		300	(6)	(9)	3
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		1,000	(17)	(34)	17
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.523%		500	7	0	7
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.523%		100	1	(1)	2
Rosneft Oil Co.	CBK	1.000%	03/20/2015	1.839%		1,000	(14)	(26)	12
Russia Government International Bond	JPM	1.000%	06/20/2023	2.446%		1,900	(221)	(146)	(75)
South Africa Government International Bond	HUS	1.000%	03/20/2023	2.677%		2,430	(317)	(214)	(103)
Spain Government International Bond	JPM	1.000%	12/20/2013	1.162%		200	0	(1)	1
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.248%		100	(8)	(9)	1

							$(1,283)	$(1,175)	$(108)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$	1,000	$27	$83	$(56)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		2,500	129	230	(101)
CDX.EM-18 5-Year Index	BPS	5.000%	12/20/2017		100	8	14	(6)
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017		100	7	12	(5)
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017		500	38	59	(21)
CDX.EM-19 5-Year Index	DUB	5.000%	06/20/2018		7,600	618	837	(219)
CDX.EM-19 5-Year Index	GST	5.000%	06/20/2018		200	16	23	(7)
CDX.EM-19 5-Year Index	MYC	5.000%	06/20/2018		140	11	17	(6)

						$854	$1,275	$(421)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM	BRL	60,900	$1,791	$(191)	$1,982
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	364	(14)	378
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		31,000	(815)	(80)	(735)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		10,100	(222)	9	(231)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	JPM		6,000	(129)	10	(139)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	49	45	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	38	3	35
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	129	0	129
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	JPM		70,000	(220)	(68)	(152)

							$985	$(286)	$1,271

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $2,059 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$286	$(290)	$(4)
BPS	16	0	16
BRC	174	(230)	(56)
CBK	(293)	310	17
DUB	(81)	240	159
FBF	(340)	221	(119)
GLM	(31)	0	(31)
GST	15	0	15
HUS	27	0	27
JPM	1,141	(910)	231
MSC	(107)	25	(82)
MYC	(135)	(50)	(185)
RYL	5	0	5
UAG	(898)	989	91

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$4	$4
Unrealized appreciation on foreign currency contracts	0	0	0	690	0	690
Unrealized appreciation on OTC swap agreements	0	405	0	0	2,528	2,933

	$0	$405	$0	$690	$2,532	$3,627

Liabilities:
Written options outstanding	$0	$0	$0	$0	$143	$143
Variation margin payable on financial derivative instruments (2)	0	0	0	0	8	8
Unrealized depreciation on foreign currency contracts	0	0	0	1,324	0	1,324
Unrealized depreciation on OTC swap agreements	0	934	0	0	1,257	2,191

	$0	$934	$0	$1,324	$1,408	$3,666

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(133)	$(133)
Net realized gain on written options	0	0	0	0	22	22
Net realized gain on swaps	0	980	0	0	1,821	2,801
Net realized (loss) on foreign currency transactions	0	0	0	(143)	0	(143)

	$0	$980	$0	$(143)	$1,710	$2,547

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(531)	$(531)
Net change in unrealized (depreciation) on written options	0	0	0	0	(122)	(122)
Net change in unrealized (depreciation) on swaps	0	(2,212)	0	0	(2,920)	(5,132)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(103)	0	(103)

	$0	$(2,212)	$0	$(103)	$(3,573)	$(5,888)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(562) and open centrally cleared swaps cumulative appreciation of $347 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Austria
Corporate Bonds & Notes	$0	$300	$0	$300
Bahrain
Sovereign Issues	0	1,014	0	1,014
Bermuda
Corporate Bonds & Notes	0	2,206	0	2,206
Brazil
Corporate Bonds & Notes	0	34,537	0	34,537
Sovereign Issues	0	4,297	0	4,297
Canada
Corporate Bonds & Notes	0	760	0	760
Cayman Islands
Corporate Bonds & Notes	0	5,290	818	6,108
Chile
Corporate Bonds & Notes	0	5,117	0	5,117
Sovereign Issues	0	125	0	125
China
Corporate Bonds & Notes	0	655	0	655
Colombia
Corporate Bonds & Notes	0	4,026	0	4,026
Sovereign Issues	0	1,415	0	1,415
Costa Rica
Sovereign Issues	0	1,109	0	1,109
Croatia
Corporate Bonds & Notes	0	262	0	262
Dominican Republic
Corporate Bonds & Notes	0	504	0	504
El Salvador
Sovereign Issues	0	4,213	0	4,213
Gabon
Sovereign Issues	0	567	0	567
Guatemala
Sovereign Issues	0	1,069	0	1,069
Hong Kong
Corporate Bonds & Notes	0	1,349	0	1,349
India
Corporate Bonds & Notes	0	2,742	0	2,742
Indonesia
Bank Loan Obligations	0	0	173	173
Corporate Bonds & Notes	0	5,734	0	5,734
Sovereign Issues	0	10,118	0	10,118
Ireland
Corporate Bonds & Notes	0	15,064	0	15,064
Isle of Man
Corporate Bonds & Notes	0	302	0	302
Israel
Corporate Bonds & Notes	0	320	0	320
Sovereign Issues	0	724	0	724
Kazakhstan
Corporate Bonds & Notes	0	12,960	0	12,960
Luxembourg
Corporate Bonds & Notes	0	21,941	0	21,941
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	28,447	0	28,447
Sovereign Issues	0	9,180	0	9,180
Mongolia
Sovereign Issues	0	1,585	0	1,585
Morocco
Sovereign Issues	0	1,947	0	1,947

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Netherlands
Corporate Bonds & Notes	$0	$1,939	$0	$1,939
Panama
Sovereign Issues	0	3,826	0	3,826
Peru
Corporate Bonds & Notes	0	195	0	195
Sovereign Issues	0	1,955	0	1,955
Philippines
Corporate Bonds & Notes	0	1,579	0	1,579
Sovereign Issues	0	2,228	0	2,228
Poland
Sovereign Issues	0	584	0	584
Qatar
Corporate Bonds & Notes	0	3,482	0	3,482
Russia
Corporate Bonds & Notes	0	3,579	0	3,579
Sovereign Issues	0	11,153	0	11,153
Senegal
Sovereign Issues	0	209	0	209
Serbia
Sovereign Issues	0	588	0	588
South Africa
Corporate Bonds & Notes	0	1,782	0	1,782
Sovereign Issues	0	705	0	705
South Korea
Corporate Bonds & Notes	0	3,363	0	3,363
Spain
Sovereign Issues	0	1,347	0	1,347
Sri Lanka
Sovereign Issues	0	565	0	565
Sweden
Corporate Bonds & Notes	0	278	0	278
Thailand
Corporate Bonds & Notes	0	965	0	965
Trinidad and Tobago
Corporate Bonds & Notes	0	1,975	0	1,975
Turkey
Corporate Bonds & Notes	0	3,170	0	3,170
Sovereign Issues	0	16,654	0	16,654
Ukraine
Sovereign Issues	0	2,240	0	2,240
United Arab Emirates
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	1,091	0	1,091
United Kingdom
Corporate Bonds & Notes	0	1,088	0	1,088
United States
Corporate Bonds & Notes	0	2,595	0	2,595
Mortgage-Backed Securities	0	1,132	0	1,132
U.S. Government Agencies	0	510	0	510
U.S. Treasury Obligations	0	457	0	457
Uruguay
Sovereign Issues	0	1,267	0	1,267
Venezuela
Corporate Bonds & Notes	0	19,993	0	19,993
Sovereign Issues	0	17,669	0	17,669
Virgin Islands (British)
Corporate Bonds & Notes	0	9,668	0	9,668
Zambia
Sovereign Issues	0	447	0	447

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$351	$0	$351
U.S. Treasury Bills	0	2,052	0	2,052
Central Funds Used for Cash Management Purposes	21,513	0	0	21,513
	$21,513	$303,416	$991	$325,920

Financial Derivative Instruments - Assets
Credit Contracts	0	405	0	405
Foreign Exchange Contracts	0	690	0	690

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Interest Rate Contracts	$18	$2,875	$0	$2,893
	$18	$3,970	$0	$3,988

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(934)	0	(934)
Foreign Exchange Contracts	0	(1,324)	0	(1,324)
Interest Rate Contracts	(580)	(1,397)	(3)	(1,980)
	$(580)	$(3,655)	$(3)	$(4,238)

Totals	$20,951	$303,731	$988	$325,670

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$882	$0	$(32)	$17	$6	$65	$0	$(120)	$818	$70
Indonesia
Bank Loan Obligations	0	0	0	0	0	0	173	0	173	0
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0

	$882	$0	$(32)	$17	$6	$65	$173	$(120)	$991	$70

Financial Derivative Instruments - Liabilities
Credit Contracts	(27)	0	0	0	0	27	0	0	0	1
Interest Rate Contracts	(3)	0	0	0	0	0	0	0	(3)	0

	$(30)	$0	$0	$0	$0	$27	$0	$0	$(3)	$1

Totals	$852	$0	$(32)	$17	$6	$92	$173	$(120)	$988	$71

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$818	Benchmark Pricing	Base Price	53.50-90.50
Indonesia
Bank Loan Obligations	173	Benchmark Pricing	Base Price	95.00
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(3)	Indicative Market Quotation	Broker Quote	0.16-0.18

Total	$988

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are

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Notes to Financial Statements (Cont.)

unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing

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Notes to Financial Statements (Cont.)

terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility

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parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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Notes to Financial Statements (Cont.)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties

(cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$4,932	$102,712	$(86,130)	$(1)	$0	$21,513	$13	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$60,966	$102,201

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8	$130	28	$424
Administrative Class	2,905	43,629	5,183	75,076
Advisor Class	649	9,810	2,378	34,926
Issued as reinvestment of distributions
Institutional Class	1	8	0	2
Administrative Class	559	8,258	1,072	15,674
Advisor Class	78	1,153	122	1,791
Cost of shares redeemed
Institutional Class	(24)	(362)	0	0
Administrative Class	(4,323)	(63,117)	(5,293)	(76,969)
Advisor Class	(1,285)	(19,206)	(1,124)	(16,349)
Net (decrease) resulting from Portfolio share transactions	(1,432)	$(19,697)	2,366	$34,575

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$323,737	$13,677	$(11,494)	$2,183

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CNY	Chinese Renminbi	INR	Indian Rupee	TRY	Turkish New Lira
COP	Colombian Peso	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT13SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Brazil	11.9%
Venezuela	11.6%
Mexico	11.5%
Short-Term Instruments	7.3%
Luxembourg	6.7%
Turkey	6.1%
Other	44.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Emerging Markets Bond Portfolio Institutional Class	-7.86%	1.08%	1.09%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	-8.22%	1.24%	1.67%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Institutional Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$921.40	$1,020.58
Expenses Paid During Period†	$4.05	$4.26
Net Annualized Expense Ratio	0.85%	0.85%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to emerging markets (“EM”) spread duration (or sensitivity to changes in spreads over U.S. Treasuries) benefited performance as spreads over U.S. Treasuries widened during the reporting period.

»

The Portfolio’s substitution of Brazilian corporate and quasi-sovereign debt versus sovereign debt benefited performance as Brazil corporate and quasi-sovereign debt outperformed sovereign debt over the reporting period.

»	Tactical allocation to Mexican local rates benefited performance as Mexican local currency debt (local currency returns) outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Hungary detracted from performance as the Hungary sub-index outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Lebanon detracted from performance as the Lebanon sub-index outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Poland detracted from performance as the Poland sub-index outperformed the Portfolio’s benchmark index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$15.32	$14.42
Net investment income (a)	0.36	0.48
Net realized/unrealized gain (loss)	(1.54)	0.92
Total income (loss) from investment operations	(1.18)	1.40
Dividends from net investment income	(0.38)	(0.50)
Total distributions	(0.38)	(0.50)
Net asset value end of year or period	$13.76	$15.32
Total return	(7.86)%	9.91%
Net assets end of year or period (000s)	$174	$428
Ratio of expenses to average net assets	0.85%*	0.85	%*
Ratio of expenses to average net assets excluding interest expense	0.85%*	0.85	%*
Ratio of net investment income to average net assets	4.77%*	4.77	%*
Portfolio turnover rate	17%**	20	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$304,056
Investments in Affiliates, at value	21,513
Repurchase agreements, at value	351
Deposits with counterparty	350
Foreign currency, at value	173
Receivable for investments sold	535
OTC swap premiums paid	1,373
Variation margin receivable on financial derivative instruments	4
Unrealized appreciation on foreign currency contracts	690
Unrealized appreciation on OTC swap agreements	2,933
Receivable for Portfolio shares sold	1,549
Interest and dividends receivable	5,080
Dividends receivable from Affiliates	4
338,611

Liabilities:
Payable for investments purchased	$416
Payable for investments in Affiliates purchased	4
Written options outstanding	143
OTC swap premiums received	1,559
Variation margin payable on financial derivative instruments	8
Unrealized depreciation on foreign currency contracts	1,324
Unrealized depreciation on OTC swap agreements	2,191
Deposits from counterparty	1,755
Payable for Portfolio shares redeemed	473
Accrued investment advisory fees	120
Accrued supervisory and administrative fees	107
Accrued distribution fees	8
Accrued servicing fees	36
Other liabilities	4
8,148

Net Assets	$330,463

Net Assets Consist of:
Paid in capital	$314,711
Undistributed net investment income	1,152
Accumulated undistributed net realized gain	12,590
Net unrealized appreciation	2,010
$330,463

Net Assets:
Institutional Class	$174
Administrative Class	290,927
Advisor Class	39,362

Shares Issued and Outstanding:
Institutional Class	13
Administrative Class	21,146
Advisor Class	2,861

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.76
Administrative Class	13.76
Advisor Class	13.76

Cost of Investments	$301,851
Cost of Investments in Affiliates	$21,512
Cost of Repurchase Agreements	$351
Cost of Foreign Currency Held	$177
Premiums Received on Written Options	$63

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest, net of foreign taxes*	$10,647
Dividends from Affiliate investments	13
Total Income	10,660

Expenses:
Investment advisory fees	852
Supervisory and administrative fees	758
Servicing fees - Administrative Class	249
Distribution and/or servicing fees - Advisor Class	59
Trustees’ fees	2
Interest expense	7
Total Expenses	1,927

Net Investment Income	8,733

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,845
Net realized (loss) on Affiliate investments	(1)
Net realized (loss) on futures contracts	(133)
Net realized gain on written options	22
Net realized gain on swaps	2,801
Net realized gain on foreign currency transactions	194
Net change in unrealized (depreciation) on investments	(43,010)
Net change in unrealized (depreciation) on futures contracts	(531)
Net change in unrealized (depreciation) on written options	(122)
Net change in unrealized (depreciation) on swaps	(5,132)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(123)
Net (Loss)	(39,190)

Net (Decrease) in Net Assets Resulting from Operations	$(30,457)

* Foreign tax withholdings	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,733	$16,006
Net realized gain	9,729	9,123
Net realized gain (loss) on Affiliate investments	(1)	18
Net change in unrealized appreciation (depreciation)	(48,918)	32,585
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(30,457)	57,731

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(2)
Administrative Class	(8,258)	(15,675)
Advisor Class	(1,153)	(1,791)

Total Distributions	(9,419)	(17,468)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(19,697)	34,575

Total Increase (Decrease) in Net Assets	(59,573)	74,838

Net Assets:
Beginning of period	390,036	315,198
End of period*	$330,463	$390,036

*Including undistributed net investment income of:	$1,152	$1,838

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$300

Total Austria (Cost $1,000)			300

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,014

Total Bahrain (Cost $1,015)			1,014

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	312
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	435
4.750% due 02/16/2021		1,400	1,459

Total Bermuda (Cost $2,140)			2,206

BRAZIL 11.7%

CORPORATE BONDS & NOTES 10.4%
Banco BTG Pactual S.A.
5.750% due 09/28/2022		$300	260
Banco do Brasil S.A.
3.875% due 10/10/2022		2,530	2,223
4.500% due 01/22/2015		400	410
4.500% due 01/20/2016	EUR	800	1,066
6.000% due 01/22/2020		$2,620	2,816
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	449
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,319
4.625% due 02/13/2017		1,400	1,428
Banco Votorantim S.A.
5.250% due 02/11/2016		800	824
BM&FBovespa S.A.
5.500% due 07/16/2020		500	516
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,237
Braskem Finance Ltd.
5.750% due 04/15/2021		600	588
7.000% due 05/07/2020		1,000	1,065
BRF S.A.
5.875% due 06/06/2022		200	206
Caixa Economica Federal
2.375% due 11/06/2017		600	555
3.500% due 11/07/2022		600	507
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,413
CSN Islands Corp.
6.875% due 09/21/2019		1,950	1,979
CSN Resources S.A.
6.500% due 07/21/2020		480	470
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	375
Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,188
7.875% due 03/15/2019		1,600	1,857
QGOG Constellation S.A.
6.250% due 11/09/2019		800	786

			34,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$840	$915
6.500% due 06/10/2019		1,700	1,861
Brazil Government International Bond
5.625% due 01/07/2041		50	50
7.125% due 01/20/2037		600	717
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	113	51
10.000% due 01/01/2017		1,538	675
10.000% due 01/01/2023		65	28

			4,297

Total Brazil (Cost $40,079)			38,834

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Harvest Operations Corp.
2.125% due 05/14/2018		$200	190
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		600	570

Total Canada (Cost $799)			760

CAYMAN ISLANDS 1.8%

CORPORATE BONDS & NOTES 1.8%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	848
Baidu, Inc.
3.500% due 11/28/2022		800	718
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	612
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	423
Interoceanica Finance Ltd.
0.000% due 11/30/2018		125	112
0.000% due 11/30/2025		413	289
0.000% due 05/15/2030		800	417
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	258
Mongolian Mining Corp.
8.875% due 03/29/2017		1,800	1,539
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		760	771
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		134	121

Total Cayman Islands (Cost $6,205)			6,108

CHILE 1.5%

CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile
2.000% due 11/09/2017		$300	287
4.125% due 10/07/2020		700	705
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,343
3.875% due 09/20/2022		500	466
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,148
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	334
E.CL S.A.
5.625% due 01/15/2021		800	834

			5,117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		$150	$125

Total Chile (Cost $5,114)			5,242

CHINA 0.2%

CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		$700	655

Total China (Cost $698)			655

COLOMBIA 1.6%

CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,390	4,026

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		350	392
8.125% due 05/21/2024		300	399
10.375% due 01/28/2033		225	350
12.000% due 10/22/2015	COP	457,000	274

			1,415

Total Colombia (Cost $4,830)			5,441

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	558
4.375% due 04/30/2025		200	185
5.625% due 04/30/2043		400	366

Total Costa Rica (Cost $1,200)			1,109

CROATIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$260	262

Total Croatia (Cost $260)			262

DOMINICAN REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$500	504

Total Dominican Republic (Cost $500)			504

EL SALVADOR 1.3%

SOVEREIGN ISSUES 1.3%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,226
7.625% due 02/01/2041		160	157
7.650% due 06/15/2035		845	830

Total El Salvador (Cost $4,635)			4,213

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$500	567

Total Gabon (Cost $561)			567

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUATEMALA 0.3%

SOVEREIGN ISSUES 0.3%
Guatemala Government Bond
4.875% due 02/13/2028	$210	$192
5.750% due 06/06/2022	860	877

Total Guatemala (Cost $1,081)		1,069

HONG KONG 0.4%

CORPORATE BONDS & NOTES 0.4%
CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	967
5.000% due 05/02/2042	400	382

Total Hong Kong (Cost $1,396)		1,349

INDIA 0.8%

CORPORATE BONDS & NOTES 0.8%
ICICI Bank Ltd.
4.750% due 11/25/2016	$500	517
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,100	1,141
State Bank of India
4.500% due 10/23/2014	850	876
4.500% due 07/27/2015	200	208

Total India (Cost $2,676)		2,742

INDONESIA 4.9%

BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.188% due 12/14/2019	$182	173

CORPORATE BONDS & NOTES 1.7%
Majapahit Holding BV
7.250% due 06/28/2017	700	775
7.750% due 01/20/2020	1,540	1,694
7.875% due 06/29/2037	700	819
Pertamina Persero PT
4.300% due 05/20/2023	800	744
6.000% due 05/03/2042	1,500	1,406
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	296

		5,734

SOVEREIGN ISSUES 3.1%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,496
6.625% due 02/17/2037	100	109
6.875% due 03/09/2017	3,200	3,573
6.875% due 01/17/2018	2,600	2,931
7.500% due 01/15/2016	100	110
7.750% due 01/17/2038	100	124
11.625% due 03/04/2019	1,300	1,775

		10,118

Total Indonesia (Cost $15,413)		16,025

IRELAND 4.6%

CORPORATE BONDS & NOTES 4.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,126
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	600	597
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	$300	$276
6.604% due 02/03/2021	1,300	1,404
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,309
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	395
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	2,000	2,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	314
7.748% due 02/02/2021	500	535
9.125% due 04/30/2018	500	571
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	521
5.450% due 11/22/2017	700	730
6.025% due 07/05/2022	2,580	2,670
6.800% due 11/22/2025	500	535
6.902% due 07/09/2020	200	220

Total Ireland (Cost $14,525)		15,064

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019	$300	302

Total Isle of Man (Cost $300)		302

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	320

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	800	724

Total Israel (Cost $1,109)		1,044

KAZAKHSTAN 3.9%

CORPORATE BONDS & NOTES 3.9%
Intergas Finance BV
6.375% due 05/14/2017	$300	326
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	651
5.750% due 04/30/2043	1,000	889
7.000% due 05/05/2020	5,200	5,901
9.125% due 07/02/2018	2,500	3,003
11.750% due 01/23/2015	500	569
Samruk-Energy JSC
3.750% due 12/20/2017	1,000	958
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	645	663

Total Kazakhstan (Cost $12,533)		12,960

LUXEMBOURG 6.6%

CORPORATE BONDS & NOTES 6.6%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$1,800	1,658
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	230	215
5.092% due 11/29/2015	1,800	1,904
5.999% due 01/23/2021	3,200	3,328
6.212% due 11/22/2016	330	358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.510% due 03/07/2022		$750	$797
8.625% due 04/28/2034		1,360	1,618
9.250% due 04/23/2019		2,300	2,783
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		7	7
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		620	634
6.299% due 05/15/2017		1,640	1,749
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,260
5.499% due 07/07/2015		700	743
5.717% due 06/16/2021		600	613
6.125% due 02/07/2022		2,900	3,034
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,240

Total Luxembourg (Cost $22,133)			21,941

		SHARES
MEXICO 11.4%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 8.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	451
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	626
6.500% due 03/10/2021		1,400	1,477
6.750% due 09/30/2022		900	974
Comision Federal de Electricidad
4.875% due 05/26/2021		900	925
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	315
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		70	25
9.750% due 03/25/2020		125	44
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		44	5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	3,300
6.625% due 06/15/2038		700	738
Petroleos Mexicanos
3.500% due 01/30/2023		400	370
4.875% due 01/24/2022		3,300	3,374
5.500% due 01/21/2021		1,050	1,123
5.500% due 06/27/2044		1,970	1,778
6.500% due 06/02/2041		8,920	9,254
8.000% due 05/03/2019		3,000	3,645
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	23

			28,447

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
2.750% due 04/22/2023	EUR	2,490	3,120
4.750% due 03/08/2044		$100	89
5.750% due 10/12/2110		700	642
6.050% due 01/11/2040		850	931
6.750% due 09/27/2034		1,644	1,948
7.250% due 12/15/2016	MXN	8,600	717
7.500% due 04/08/2033		$940	1,198
9.500% due 12/18/2014	MXN	6,436	535

			9,180

Total Mexico (Cost $38,320)			37,627

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018	$1,000	$935
5.125% due 12/05/2022	730	650

Total Mongolia (Cost $1,719)		1,585

MOROCCO 0.6%

SOVEREIGN ISSUES 0.6%
Morocco Government International Bond
4.250% due 12/11/2022	$2,200	1,947

Total Morocco (Cost $2,238)		1,947

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	$300	326
6.950% due 07/10/2042	500	509
7.000% due 05/11/2016	1,000	1,104

Total Netherlands (Cost $1,946)		1,939

PANAMA 1.2%

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053	$600	484
8.875% due 09/30/2027	780	1,082
9.375% due 04/01/2029	1,553	2,260

Total Panama (Cost $3,556)		3,826

PERU 0.7%

CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	195

SOVEREIGN ISSUES 0.6%
El Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	358
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,597

		1,955

Total Peru (Cost $2,008)		2,150

PHILIPPINES 1.2%

CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,579

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
6.375% due 10/23/2034	100	120
7.500% due 09/25/2024	350	451
7.750% due 01/14/2031	400	530
8.375% due 06/17/2019	300	390
9.500% due 02/02/2030	400	601
9.875% due 01/15/2019	100	136

		2,228

Total Philippines (Cost $3,758)		3,807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.2%

SOVEREIGN ISSUES 0.2%
Poland Government International Bond
6.375% due 07/15/2019	$500	$584

Total Poland (Cost $499)		584

QATAR 1.1%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	113
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,346
5.000% due 07/21/2020	100	111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,131	1,222
5.838% due 09/30/2027	350	397
6.332% due 09/30/2027	250	293

Total Qatar (Cost $3,175)		3,482

RUSSIA 4.5%

CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,182
SCF Capital Ltd.
5.375% due 10/27/2017	700	683
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	930
VimpelCom Holdings BV
5.200% due 02/13/2019	800	784

		3,579

SOVEREIGN ISSUES 3.4%
Russia Government International Bond
3.250% due 04/04/2017	400	412
4.500% due 04/04/2022	2,200	2,253
5.625% due 04/04/2042	1,800	1,872
7.500% due 03/31/2030	5,639	6,616

		11,153

Total Russia (Cost $14,043)		14,732

SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021	$200	209

Total Senegal (Cost $216)		209

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%
Republic of Serbia
5.250% due 11/21/2017	$600	588

Total Serbia (Cost $595)		588

SOUTH AFRICA 0.7%

CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$500	468
6.500% due 04/15/2040	100	83
Transnet SOC Ltd.
4.000% due 07/26/2022	1,400	1,231

		1,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
6.875% due 05/27/2019		$500	$569
7.250% due 01/15/2020	ZAR	300	30
8.250% due 09/15/2017		1,000	106

			705

Total South Africa (Cost $2,694)			2,487

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
2.072% due 03/21/2015		$2,000	2,001
5.125% due 06/29/2020		100	106
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	955
Korea Development Bank
5.750% due 09/10/2013		15	15
Korea Exchange Bank
4.875% due 01/14/2016		100	107
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		200	179

Total South Korea (Cost $3,313)			3,363

SPAIN 0.4%

SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	300	400
4.305% due 03/06/2014		300	397
5.750% due 02/01/2018		100	137
Junta de Castilla y Leon
6.505% due 03/01/2019		100	139
Xunta de Galicia
5.763% due 04/03/2017		200	274

Total Spain (Cost $1,299)			1,347

SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	565

Total Sri Lanka (Cost $568)			565

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	278

Total Sweden (Cost $257)			278

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	394
4.875% due 01/23/2043		670	571

Total Thailand (Cost $1,077)			965

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,275	1,349
9.750% due 08/14/2019		500	626

Total Trinidad and Tobago (Cost $1,830)			1,975

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 6.0%

CORPORATE BONDS & NOTES 1.0%
Arcelik A/S
5.000% due 04/03/2023		$340	$306
Export Credit Bank of Turkey
5.875% due 04/24/2019		400	413
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		1,400	1,376
4.000% due 09/13/2017		1,100	1,075

			3,170

SOVEREIGN ISSUES 5.0%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	952
6.000% due 01/14/2041		800	801
6.750% due 05/30/2040		1,700	1,885
7.000% due 03/11/2019		3,675	4,222
7.250% due 03/05/2038		700	817
7.500% due 07/14/2017		4,300	4,950
7.500% due 11/07/2019		1,400	1,655
8.000% due 02/14/2034		1,100	1,372

			16,654

Total Turkey (Cost $19,206)			19,824

UKRAINE 0.7%

SOVEREIGN ISSUES 0.7%
Ukraine Government International Bond
7.500% due 04/17/2023		$800	706
9.250% due 07/24/2017		1,530	1,534

Total Ukraine (Cost $2,497)			2,240

UNITED ARAB EMIRATES 0.6%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$213	233
DP World Ltd.
6.850% due 07/02/2037		600	623

			856

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,091

Total United Arab Emirates (Cost $1,630)			1,947

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$520	662
HBOS PLC
6.750% due 05/21/2018		400	426

Total United Kingdom (Cost $920)			1,088

UNITED STATES 1.4%

CORPORATE BONDS & NOTES 0.8%
American International Group, Inc.
8.175% due 05/15/2068		$900	1,103
8.625% due 05/22/2068	GBP	100	179
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		$400	465
Gerdau Holdings, Inc.
7.000% due 01/20/2020		800	848

			2,595

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
1.914% due 09/25/2045	$19	$18
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049	200	225
5.935% due 02/10/2051	200	227
Banc of America Large Loan Trust
2.493% due 11/15/2015	447	448
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^	7	6
Bear Stearns Adjustable Rate Mortgage Trust
2.845% due 01/25/2035	6	6
2.878% due 05/25/2047 ^	47	38
Citigroup Mortgage Loan Trust, Inc.
3.027% due 09/25/2037 ^	89	71
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^	19	17
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	8	7
WaMu Mortgage Pass-Through Certificates
2.553% due 02/25/2037 ^	60	50
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^	21	19

		1,132

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019	250	277
Freddie Mac
5.628% due 03/01/2036	105	111
Israel Government AID Bond
5.500% due 04/26/2024	100	122

		510

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(g)	189	231
U.S. Treasury Notes
1.875% due 06/30/2015 (e)(g)	120	124
2.375% due 08/31/2014 (g)	100	102

		457

Total United States (Cost $4,067)		4,694

URUGUAY 0.4%

SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	507
8.000% due 11/18/2022	600	760

Total Uruguay (Cost $1,050)		1,267

VENEZUELA 11.3%

CORPORATE BONDS & NOTES 6.0%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,340	3,139
5.000% due 10/28/2015	1,540	1,359
5.250% due 04/12/2017	4,500	3,690
5.375% due 04/12/2027	5,080	3,099
5.500% due 04/12/2037	3,050	1,815
8.500% due 11/02/2017	7,500	6,891

		19,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.3%
Venezuela Government International Bond
7.000% due 03/31/2038	$300	$206
7.650% due 04/21/2025	2,310	1,732
7.750% due 10/13/2019	6,820	5,695
8.250% due 10/13/2024	5,900	4,602
9.000% due 05/07/2023	1,500	1,256
9.250% due 05/07/2028	3,380	2,772
9.375% due 01/13/2034	1,710	1,406

		17,669

Total Venezuela (Cost $37,238)		37,662

VIRGIN ISLANDS (BRITISH) 2.9%

CORPORATE BONDS & NOTES 2.9%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,150	1,819
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,635
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,853
7.500% due 07/18/2016	3,300	3,676
7.875% due 03/13/2018	600	685

Total Virgin Islands (British) (Cost $9,387)		9,668

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	447

Total Zambia (Cost $491)		447

SHORT-TERM INSTRUMENTS 7.2%

REPURCHASE AGREEMENTS (d) 0.1%
		351

U.S. TREASURY BILLS 0.6%
0.119% due 05/01/2014 - 05/29/2014 (b)(g)	$2,054	2,052

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 6.5%
PIMCO Short-Term Floating NAV Portfolio	2,149,993	21,513

Total Short-Term Instruments (Cost $23,915)		23,916

Total Investments 98.6% (Cost $323,714)		$325,920

Written Options (f) (0.0%) (Premiums $63)		(143)

Other Assets and Liabilities (Net) 1.4%		4,686

Net Assets 100.0%		$330,463

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$351	Fannie Mae 2.200% due 10/17/2022	$(360)	$351	$351

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $6,866 at a weighted average interest rate of 0.246%.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
SSB	$351	$(360)	$(9)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	$4
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	14
U.S. Treasury 10-Year Note September Futures	Long	09/2013	162	(504)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	18	(76)

				$(562)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	(2.000%)	06/19/2023	$	7,600	$471	$347

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Securities with an aggregate market value of $209 and cash of $350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(562)	$(8)

Centrally Cleared Swaps
DEU	46	1
FOB	301	3

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	11,484	$	14,834	MSC	$0	$(114)	$(114)
07/2013	INR	146,648		2,534	CBK	77	0	77
07/2013		103,210		1,776	UAG	46	0	46
07/2013	JPY	144,001		1,459	UAG	7	0	7
07/2013	$	14,660	EUR	11,141	CBK	0	(159)	(159)
07/2013		457		343	FBF	0	(11)	(11)
07/2013		1,745	INR	103,210	BRC	0	(16)	(16)
07/2013		560		30,352	HUS	0	(51)	(51)
07/2013		1,467		80,940	JPM	0	(111)	(111)
07/2013		651		35,356	UAG	0	(59)	(59)
07/2013		1,519	JPY	145,293	FBF	0	(53)	(53)
07/2013		3,856	ZAR	35,596	DUB	0	(269)	(269)
07/2013	ZAR	35,208	$	3,861	BOA	313	0	313
07/2013		1,057		114	BRC	7	0	7
07/2013		1,066		115	DUB	8	0	8
08/2013	BRL	511		230	BOA	2	0	2
08/2013		529		246	BPS	11	0	11
08/2013		738		337	BRC	8	0	8
08/2013		336		150	DUB	1	0	1
08/2013		483		220	HUS	5	0	5
08/2013		323		142	JPM	0	(2)	(2)
08/2013		763		346	MSC	8	(1)	7
08/2013		530		243	UAG	7	0	7
08/2013	CNY	4,802		764	JPM	0	(11)	(11)
08/2013		16,808		2,718	UAG	4	0	4
08/2013	EUR	7,579		9,911	CBK	44	0	44
08/2013	GBP	136		213	BRC	6	0	6
08/2013	$	2,212	BRL	4,495	UAG	0	(212)	(212)
08/2013		3,526	CNY	22,124	UAG	46	0	46
09/2013	MXN	12,228	$	943	BRC	6	0	6
09/2013		1,951		158	JPM	9	0	9
09/2013	$	3,941	EUR	2,958	CBK	0	(90)	(90)
10/2013	COP	566,080	$	290	UAG	0	(1)	(1)
10/2013	INR	117,684		1,956	BRC	19	0	19
10/2013		10,482		172	DUB	0	(1)	(1)
10/2013		488		8	UAG	0	0	0
10/2013	RUB	46,421		1,440	BRC	49	0	49
10/2013	TRY	456		240	BRC	7	0	7
10/2013		354		180	CBK	0	(1)	(1)
10/2013	$	1,747	INR	103,210	CBK	0	(48)	(48)
10/2013		1,748		103,210	UAG	0	(48)	(48)
10/2013		1,488	RUB	48,433	BOA	0	(36)	(36)
10/2013		446	TRY	814	JPM	0	(30)	(30)

						$690	$(1,324)	$(634)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(f)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	2,100	$3	$(1)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		2,100	9	(30)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		4,300	3	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		4,300	11	(94)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		200	3	(3)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		700	12	(12)

								$45	$(140)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$10	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	8	(2)

						$18	$(3)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$16,400	$53
Sales	15,500	46
Closing Buys	(900)	(1)
Expirations	(14,800)	(35)
Exercised	0	0

Balance at 06/30/2013	$16,200	$63

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	03/20/2015	1.196%	$	900	$(3)	$4	$(7)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		200	(2)	(1)	(1)
Brazil Government International Bond	CBK	1.000%	03/20/2021	2.133%		1,300	(99)	(58)	(41)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%		2,600	2	17	(15)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		300	(1)	1	(2)
Brazil Government International Bond	DUB	1.000%	03/20/2018	1.765%		7,200	(244)	(97)	(147)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.196%		400	(1)	2	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		300	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	12/20/2019	2.027%		1,000	(60)	(37)	(23)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.400%		3,800	(39)	(38)	(1)
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.466%		250	7	0	7
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		100	0	(5)	5
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		500	4	(23)	27
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		300	2	(15)	17
China Government International Bond	JPM	1.000%	12/20/2016	0.805%		400	2	(20)	22
China Government International Bond	MYC	1.000%	12/20/2016	0.805%		1,200	8	(56)	64
China Government International Bond	RYL	1.000%	06/20/2016	0.708%		600	5	6	(1)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.445%		100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.445%		100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.445%		400	7	0	7
Export-Import Bank of China	BRC	1.000%	09/20/2017	1.160%		550	(3)	(19)	16
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.982%		200	1	(19)	20
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.371%		1,000	33	0	33
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.440%		2,900	(279)	(188)	(91)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.909%		2,375	5	(92)	97
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.909%		375	1	(15)	16
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%		100	(10)	(7)	(3)
Italy Government International Bond	BOA	1.000%	12/20/2013	1.028%		200	0	(1)	1
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.691%		300	2	(10)	12

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.602%	$	800	$(33)	$(37)	$4
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%		2,200	0	0	0
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	1.394%		1,500	(7)	(11)	4
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.805%		300	(6)	(10)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.805%		300	(6)	(9)	3
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		1,000	(17)	(34)	17
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.523%		500	7	0	7
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.523%		100	1	(1)	2
Rosneft Oil Co.	CBK	1.000%	03/20/2015	1.839%		1,000	(14)	(26)	12
Russia Government International Bond	JPM	1.000%	06/20/2023	2.446%		1,900	(221)	(146)	(75)
South Africa Government International Bond	HUS	1.000%	03/20/2023	2.677%		2,430	(317)	(214)	(103)
Spain Government International Bond	JPM	1.000%	12/20/2013	1.162%		200	0	(1)	1
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.248%		100	(8)	(9)	1

							$(1,283)	$(1,175)	$(108)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$	1,000	$27	$83	$(56)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		2,500	129	230	(101)
CDX.EM-18 5-Year Index	BPS	5.000%	12/20/2017		100	8	14	(6)
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017		100	7	12	(5)
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017		500	38	59	(21)
CDX.EM-19 5-Year Index	DUB	5.000%	06/20/2018		7,600	618	837	(219)
CDX.EM-19 5-Year Index	GST	5.000%	06/20/2018		200	16	23	(7)
CDX.EM-19 5-Year Index	MYC	5.000%	06/20/2018		140	11	17	(6)

						$854	$1,275	$(421)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM	BRL	60,900	$1,791	$(191)	$1,982
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	364	(14)	378
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		31,000	(815)	(80)	(735)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		10,100	(222)	9	(231)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	JPM		6,000	(129)	10	(139)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	49	45	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	38	3	35
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	129	0	129
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	JPM		70,000	(220)	(68)	(152)

							$985	$(286)	$1,271

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $2,059 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$286	$(290)	$(4)
BPS	16	0	16
BRC	174	(230)	(56)
CBK	(293)	310	17
DUB	(81)	240	159
FBF	(340)	221	(119)
GLM	(31)	0	(31)
GST	15	0	15
HUS	27	0	27
JPM	1,141	(910)	231
MSC	(107)	25	(82)
MYC	(135)	(50)	(185)
RYL	5	0	5
UAG	(898)	989	91

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$4	$4
Unrealized appreciation on foreign currency contracts	0	0	0	690	0	690
Unrealized appreciation on OTC swap agreements	0	405	0	0	2,528	2,933

	$0	$405	$0	$690	$2,532	$3,627

Liabilities:
Written options outstanding	$0	$0	$0	$0	$143	$143
Variation margin payable on financial derivative instruments (2)	0	0	0	0	8	8
Unrealized depreciation on foreign currency contracts	0	0	0	1,324	0	1,324
Unrealized depreciation on OTC swap agreements	0	934	0	0	1,257	2,191

	$0	$934	$0	$1,324	$1,408	$3,666

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(133)	$(133)
Net realized gain on written options	0	0	0	0	22	22
Net realized gain on swaps	0	980	0	0	1,821	2,801
Net realized (loss) on foreign currency transactions	0	0	0	(143)	0	(143)

	$0	$980	$0	$(143)	$1,710	$2,547

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(531)	$(531)
Net change in unrealized (depreciation) on written options	0	0	0	0	(122)	(122)
Net change in unrealized (depreciation) on swaps	0	(2,212)	0	0	(2,920)	(5,132)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(103)	0	(103)

	$0	$(2,212)	$0	$(103)	$(3,573)	$(5,888)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(562) and open centrally cleared swaps cumulative appreciation of $347 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Austria
Corporate Bonds & Notes	$0	$300	$0	$300
Bahrain
Sovereign Issues	0	1,014	0	1,014
Bermuda
Corporate Bonds & Notes	0	2,206	0	2,206
Brazil
Corporate Bonds & Notes	0	34,537	0	34,537
Sovereign Issues	0	4,297	0	4,297
Canada
Corporate Bonds & Notes	0	760	0	760
Cayman Islands
Corporate Bonds & Notes	0	5,290	818	6,108
Chile
Corporate Bonds & Notes	0	5,117	0	5,117
Sovereign Issues	0	125	0	125
China
Corporate Bonds & Notes	0	655	0	655
Colombia
Corporate Bonds & Notes	0	4,026	0	4,026
Sovereign Issues	0	1,415	0	1,415
Costa Rica
Sovereign Issues	0	1,109	0	1,109
Croatia
Corporate Bonds & Notes	0	262	0	262
Dominican Republic
Corporate Bonds & Notes	0	504	0	504
El Salvador
Sovereign Issues	0	4,213	0	4,213
Gabon
Sovereign Issues	0	567	0	567
Guatemala
Sovereign Issues	0	1,069	0	1,069
Hong Kong
Corporate Bonds & Notes	0	1,349	0	1,349
India
Corporate Bonds & Notes	0	2,742	0	2,742
Indonesia
Bank Loan Obligations	0	0	173	173
Corporate Bonds & Notes	0	5,734	0	5,734
Sovereign Issues	0	10,118	0	10,118
Ireland
Corporate Bonds & Notes	0	15,064	0	15,064
Isle of Man
Corporate Bonds & Notes	0	302	0	302
Israel
Corporate Bonds & Notes	0	320	0	320
Sovereign Issues	0	724	0	724
Kazakhstan
Corporate Bonds & Notes	0	12,960	0	12,960
Luxembourg
Corporate Bonds & Notes	0	21,941	0	21,941
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	28,447	0	28,447
Sovereign Issues	0	9,180	0	9,180
Mongolia
Sovereign Issues	0	1,585	0	1,585
Morocco
Sovereign Issues	0	1,947	0	1,947

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Netherlands
Corporate Bonds & Notes	$0	$1,939	$0	$1,939
Panama
Sovereign Issues	0	3,826	0	3,826
Peru
Corporate Bonds & Notes	0	195	0	195
Sovereign Issues	0	1,955	0	1,955
Philippines
Corporate Bonds & Notes	0	1,579	0	1,579
Sovereign Issues	0	2,228	0	2,228
Poland
Sovereign Issues	0	584	0	584
Qatar
Corporate Bonds & Notes	0	3,482	0	3,482
Russia
Corporate Bonds & Notes	0	3,579	0	3,579
Sovereign Issues	0	11,153	0	11,153
Senegal
Sovereign Issues	0	209	0	209
Serbia
Sovereign Issues	0	588	0	588
South Africa
Corporate Bonds & Notes	0	1,782	0	1,782
Sovereign Issues	0	705	0	705
South Korea
Corporate Bonds & Notes	0	3,363	0	3,363
Spain
Sovereign Issues	0	1,347	0	1,347
Sri Lanka
Sovereign Issues	0	565	0	565
Sweden
Corporate Bonds & Notes	0	278	0	278
Thailand
Corporate Bonds & Notes	0	965	0	965
Trinidad and Tobago
Corporate Bonds & Notes	0	1,975	0	1,975
Turkey
Corporate Bonds & Notes	0	3,170	0	3,170
Sovereign Issues	0	16,654	0	16,654
Ukraine
Sovereign Issues	0	2,240	0	2,240
United Arab Emirates
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	1,091	0	1,091
United Kingdom
Corporate Bonds & Notes	0	1,088	0	1,088
United States
Corporate Bonds & Notes	0	2,595	0	2,595
Mortgage-Backed Securities	0	1,132	0	1,132
U.S. Government Agencies	0	510	0	510
U.S. Treasury Obligations	0	457	0	457
Uruguay
Sovereign Issues	0	1,267	0	1,267
Venezuela
Corporate Bonds & Notes	0	19,993	0	19,993
Sovereign Issues	0	17,669	0	17,669
Virgin Islands (British)
Corporate Bonds & Notes	0	9,668	0	9,668
Zambia
Sovereign Issues	0	447	0	447

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$351	$0	$351
U.S. Treasury Bills	0	2,052	0	2,052
Central Funds Used for Cash Management Purposes	21,513	0	0	21,513
	$21,513	$303,416	$991	$325,920

Financial Derivative Instruments - Assets
Credit Contracts	0	405	0	405
Foreign Exchange Contracts	0	690	0	690

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Interest Rate Contracts	$18	$2,875	$0	$2,893
	$18	$3,970	$0	$3,988

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(934)	0	(934)
Foreign Exchange Contracts	0	(1,324)	0	(1,324)
Interest Rate Contracts	(580)	(1,397)	(3)	(1,980)
	$(580)	$(3,655)	$(3)	$(4,238)

Totals	$20,951	$303,731	$988	$325,670

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$882	$0	$(32)	$17	$6	$65	$0	$(120)	$818	$70
Indonesia
Bank Loan Obligations	0	0	0	0	0	0	173	0	173	0
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0

	$882	$0	$(32)	$17	$6	$65	$173	$(120)	$991	$70

Financial Derivative Instruments - Liabilities
Credit Contracts	(27)	0	0	0	0	27	0	0	0	1
Interest Rate Contracts	(3)	0	0	0	0	0	0	0	(3)	0

	$(30)	$0	$0	$0	$0	$27	$0	$0	$(3)	$1

Totals	$852	$0	$(32)	$17	$6	$92	$173	$(120)	$988	$71

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$818	Benchmark Pricing	Base Price	53.50-90.50
Indonesia
Bank Loan Obligations	173	Benchmark Pricing	Base Price	95.00
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(3)	Indicative Market Quotation	Broker Quote	0.16-0.18

Total	$988

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

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shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

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Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are

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Notes to Financial Statements (Cont.)

unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing

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Notes to Financial Statements (Cont.)

terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility

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June 30, 2013 (Unaudited)

parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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Notes to Financial Statements (Cont.)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties

(cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$4,932	$102,712	$(86,130)	$(1)	$0	$21,513	$13	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$60,966	$102,201

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8	$130	28	$424
Administrative Class	2,905	43,629	5,183	75,076
Advisor Class	649	9,810	2,378	34,926
Issued as reinvestment of distributions
Institutional Class	1	8	0	2
Administrative Class	559	8,258	1,072	15,674
Advisor Class	78	1,153	122	1,791
Cost of shares redeemed
Institutional Class	(24)	(362)	0	0
Administrative Class	(4,323)	(63,117)	(5,293)	(76,969)
Advisor Class	(1,285)	(19,206)	(1,124)	(16,349)
Net (decrease) resulting from Portfolio share transactions	(1,432)	$(19,697)	2,366	$34,575

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

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Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$323,737	$13,677	$(11,494)	$2,183

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CNY	Chinese Renminbi	INR	Indian Rupee	TRY	Turkish New Lira
COP	Colombian Peso	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT16SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Emerging Markets Bond Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Emerging Markets Bond Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Brazil	11.9%
Venezuela	11.6%
Mexico	11.5%
Short-Term Instruments	7.3%
Luxembourg	6.7%
Turkey	6.1%
Other	44.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Emerging Markets Bond Portfolio Advisor Class	-7.97%	0.82%	7.44%	7.08%
JPMorgan Emerging Markets Bond Index (EMBI) Global±	-8.22%	1.24%	8.63%	7.91%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.10% for Advisor Class shares.

± JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$920.30	$1,019.34
Expenses Paid During Period†	$5.24	$5.51
Net Annualized Expense Ratio	1.10%	1.10%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities, and may be denominated in non-U.S. currencies and the U.S. dollar.

»

An underweight to emerging markets (“EM”) spread duration (or sensitivity to changes in spreads over U.S. Treasuries) benefited performance as spreads over U.S. Treasuries widened during the reporting period.

»

The Portfolio’s substitution of Brazilian corporate and quasi-sovereign debt versus sovereign debt benefited performance as Brazil corporate and quasi-sovereign debt outperformed sovereign debt over the reporting period.

»	Tactical allocation to Mexican local rates benefited performance as Mexican local currency debt (local currency returns) outperformed the Portfolio’s benchmark index during the reporting period.

»	An underweight to Hungary detracted from performance as the Hungary sub-index outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Lebanon detracted from performance as the Lebanon sub-index outperformed the Portfolio’s benchmark index over the reporting period.

»	An underweight to Poland detracted from performance as the Poland sub-index outperformed the Portfolio’s benchmark index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Emerging Markets Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$15.32	$13.65	$13.54	$12.68	$10.32	$13.67
Net investment income (a)	0.33	0.65	0.64	0.58	0.61	0.74
Net realized/unrealized gain (loss)	(1.53)	1.72	0.18	0.92	2.44	(2.71)
Total income (loss) from investment operations	(1.20)	2.37	0.82	1.50	3.05	(1.97)
Dividends from net investment income	(0.36)	(0.70)	(0.71)	(0.64)	(0.69)	(0.81)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	0.00	(0.57)
Total distributions	(0.36)	(0.70)	(0.71)	(0.64)	(0.69)	(1.38)
Net asset value end of year or period	$13.76	$15.32	$13.65	$13.54	$12.68	$10.32
Total return	(7.97)%	17.75%	6.21%	12.03%	30.39%	(14.66)%
Net assets end of year or period (000s)	$39,362	$52,398	$27,889	$25,832	$11,135	$3,924
Ratio of expenses to average net assets	1.10%*	1.10%	1.10%	1.10%	1.11%	1.22%
Ratio of expenses to average net assets excluding interest expense	1.10%*	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.51%*	4.42%	4.70%	4.33%	5.15%	5.89%
Portfolio turnover rate	17%**	20%**	15%**	197%**	234%	198%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$304,056
Investments in Affiliates, at value	21,513
Repurchase agreements, at value	351
Deposits with counterparty	350
Foreign currency, at value	173
Receivable for investments sold	535
OTC swap premiums paid	1,373
Variation margin receivable on financial derivative instruments	4
Unrealized appreciation on foreign currency contracts	690
Unrealized appreciation on OTC swap agreements	2,933
Receivable for Portfolio shares sold	1,549
Interest and dividends receivable	5,080
Dividends receivable from Affiliates	4
338,611

Liabilities:
Payable for investments purchased	$416
Payable for investments in Affiliates purchased	4
Written options outstanding	143
OTC swap premiums received	1,559
Variation margin payable on financial derivative instruments	8
Unrealized depreciation on foreign currency contracts	1,324
Unrealized depreciation on OTC swap agreements	2,191
Deposits from counterparty	1,755
Payable for Portfolio shares redeemed	473
Accrued investment advisory fees	120
Accrued supervisory and administrative fees	107
Accrued distribution fees	8
Accrued servicing fees	36
Other liabilities	4
8,148

Net Assets	$330,463

Net Assets Consist of:
Paid in capital	$314,711
Undistributed net investment income	1,152
Accumulated undistributed net realized gain	12,590
Net unrealized appreciation	2,010
$330,463

Net Assets:
Institutional Class	$174
Administrative Class	290,927
Advisor Class	39,362

Shares Issued and Outstanding:
Institutional Class	13
Administrative Class	21,146
Advisor Class	2,861

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.76
Administrative Class	13.76
Advisor Class	13.76

Cost of Investments	$301,851
Cost of Investments in Affiliates	$21,512
Cost of Repurchase Agreements	$351
Cost of Foreign Currency Held	$177
Premiums Received on Written Options	$63

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Emerging Markets Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest, net of foreign taxes*	$10,647
Dividends from Affiliate investments	13
Total Income	10,660

Expenses:
Investment advisory fees	852
Supervisory and administrative fees	758
Servicing fees - Administrative Class	249
Distribution and/or servicing fees - Advisor Class	59
Trustees’ fees	2
Interest expense	7
Total Expenses	1,927

Net Investment Income	8,733

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,845
Net realized (loss) on Affiliate investments	(1)
Net realized (loss) on futures contracts	(133)
Net realized gain on written options	22
Net realized gain on swaps	2,801
Net realized gain on foreign currency transactions	194
Net change in unrealized (depreciation) on investments	(43,010)
Net change in unrealized (depreciation) on futures contracts	(531)
Net change in unrealized (depreciation) on written options	(122)
Net change in unrealized (depreciation) on swaps	(5,132)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(123)
Net (Loss)	(39,190)

Net (Decrease) in Net Assets Resulting from Operations	$(30,457)

* Foreign tax withholdings	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$8,733	$16,006
Net realized gain	9,729	9,123
Net realized gain (loss) on Affiliate investments	(1)	18
Net change in unrealized appreciation (depreciation)	(48,918)	32,585
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(30,457)	57,731

Distributions to Shareholders:
From net investment income
Institutional Class	(8)	(2)
Administrative Class	(8,258)	(15,675)
Advisor Class	(1,153)	(1,791)

Total Distributions	(9,419)	(17,468)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(19,697)	34,575

Total Increase (Decrease) in Net Assets	(59,573)	74,838

Net Assets:
Beginning of period	390,036	315,198
End of period*	$330,463	$390,036

*Including undistributed net investment income of:	$1,152	$1,838

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Bond Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRIA 0.1%

CORPORATE BONDS & NOTES 0.1%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$300

Total Austria (Cost $1,000)			300

BAHRAIN 0.3%

SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,014

Total Bahrain (Cost $1,015)			1,014

BERMUDA 0.7%

CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$300	312
Qtel International Finance Ltd.
4.500% due 01/31/2043		500	435
4.750% due 02/16/2021		1,400	1,459

Total Bermuda (Cost $2,140)			2,206

BRAZIL 11.7%

CORPORATE BONDS & NOTES 10.4%
Banco BTG Pactual S.A.
5.750% due 09/28/2022		$300	260
Banco do Brasil S.A.
3.875% due 10/10/2022		2,530	2,223
4.500% due 01/22/2015		400	410
4.500% due 01/20/2016	EUR	800	1,066
6.000% due 01/22/2020		$2,620	2,816
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	449
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,319
4.625% due 02/13/2017		1,400	1,428
Banco Votorantim S.A.
5.250% due 02/11/2016		800	824
BM&FBovespa S.A.
5.500% due 07/16/2020		500	516
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,237
Braskem Finance Ltd.
5.750% due 04/15/2021		600	588
7.000% due 05/07/2020		1,000	1,065
BRF S.A.
5.875% due 06/06/2022		200	206
Caixa Economica Federal
2.375% due 11/06/2017		600	555
3.500% due 11/07/2022		600	507
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		3,250	3,413
CSN Islands Corp.
6.875% due 09/21/2019		1,950	1,979
CSN Resources S.A.
6.500% due 07/21/2020		480	470
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	375
Petrobras International Finance Co.
5.750% due 01/20/2020		9,750	10,188
7.875% due 03/15/2019		1,600	1,857
QGOG Constellation S.A.
6.250% due 11/09/2019		800	786

			34,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$840	$915
6.500% due 06/10/2019		1,700	1,861
Brazil Government International Bond
5.625% due 01/07/2041		50	50
7.125% due 01/20/2037		600	717
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	113	51
10.000% due 01/01/2017		1,538	675
10.000% due 01/01/2023		65	28

			4,297

Total Brazil (Cost $40,079)			38,834

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Harvest Operations Corp.
2.125% due 05/14/2018		$200	190
Pacific Rubiales Energy Corp.
5.125% due 03/28/2023		600	570

Total Canada (Cost $799)			760

CAYMAN ISLANDS 1.8%

CORPORATE BONDS & NOTES 1.8%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	848
Baidu, Inc.
3.500% due 11/28/2022		800	718
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	612
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	423
Interoceanica Finance Ltd.
0.000% due 11/30/2018		125	112
0.000% due 11/30/2025		413	289
0.000% due 05/15/2030		800	417
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	258
Mongolian Mining Corp.
8.875% due 03/29/2017		1,800	1,539
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		760	771
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		134	121

Total Cayman Islands (Cost $6,205)			6,108

CHILE 1.5%

CORPORATE BONDS & NOTES 1.5%
Banco del Estado de Chile
2.000% due 11/09/2017		$300	287
4.125% due 10/07/2020		700	705
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,343
3.875% due 09/20/2022		500	466
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,148
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	334
E.CL S.A.
5.625% due 01/15/2021		800	834

			5,117

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.0%
Chile Government International Bond
3.625% due 10/30/2042		$150	$125

Total Chile (Cost $5,114)			5,242

CHINA 0.2%

CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		$700	655

Total China (Cost $698)			655

COLOMBIA 1.6%

CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,390	4,026

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
6.125% due 01/18/2041		350	392
8.125% due 05/21/2024		300	399
10.375% due 01/28/2033		225	350
12.000% due 10/22/2015	COP	457,000	274

			1,415

Total Colombia (Cost $4,830)			5,441

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$600	558
4.375% due 04/30/2025		200	185
5.625% due 04/30/2043		400	366

Total Costa Rica (Cost $1,200)			1,109

CROATIA 0.1%

CORPORATE BONDS & NOTES 0.1%
Hrvatska Elektroprivreda
6.000% due 11/09/2017		$260	262

Total Croatia (Cost $260)			262

DOMINICAN REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%
Aeropuertos Dominicanos Siglo S.A.
9.250% due 11/13/2019		$500	504

Total Dominican Republic (Cost $500)			504

EL SALVADOR 1.3%

SOVEREIGN ISSUES 1.3%
El Salvador Government International Bond
5.875% due 01/30/2025		$3,300	3,226
7.625% due 02/01/2041		160	157
7.650% due 06/15/2035		845	830

Total El Salvador (Cost $4,635)			4,213

GABON 0.2%

SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017		$500	567

Total Gabon (Cost $561)			567

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUATEMALA 0.3%

SOVEREIGN ISSUES 0.3%
Guatemala Government Bond
4.875% due 02/13/2028	$210	$192
5.750% due 06/06/2022	860	877

Total Guatemala (Cost $1,081)		1,069

HONG KONG 0.4%

CORPORATE BONDS & NOTES 0.4%
CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	967
5.000% due 05/02/2042	400	382

Total Hong Kong (Cost $1,396)		1,349

INDIA 0.8%

CORPORATE BONDS & NOTES 0.8%
ICICI Bank Ltd.
4.750% due 11/25/2016	$500	517
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,100	1,141
State Bank of India
4.500% due 10/23/2014	850	876
4.500% due 07/27/2015	200	208

Total India (Cost $2,676)		2,742

INDONESIA 4.9%

BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.188% due 12/14/2019	$182	173

CORPORATE BONDS & NOTES 1.7%
Majapahit Holding BV
7.250% due 06/28/2017	700	775
7.750% due 01/20/2020	1,540	1,694
7.875% due 06/29/2037	700	819
Pertamina Persero PT
4.300% due 05/20/2023	800	744
6.000% due 05/03/2042	1,500	1,406
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	296

		5,734

SOVEREIGN ISSUES 3.1%
Indonesia Government International Bond
4.625% due 04/15/2043	1,700	1,496
6.625% due 02/17/2037	100	109
6.875% due 03/09/2017	3,200	3,573
6.875% due 01/17/2018	2,600	2,931
7.500% due 01/15/2016	100	110
7.750% due 01/17/2038	100	124
11.625% due 03/04/2019	1,300	1,775

		10,118

Total Indonesia (Cost $15,413)		16,025

IRELAND 4.6%

CORPORATE BONDS & NOTES 4.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,126
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017	600	597
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	800	736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Novatek OAO via Novatek Finance Ltd.
4.422% due 12/13/2022	$300	$276
6.604% due 02/03/2021	1,300	1,404
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.450% due 02/19/2018	1,400	1,309
Phosagro OAO via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018	400	395
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017	2,000	2,125
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	314
7.748% due 02/02/2021	500	535
9.125% due 04/30/2018	500	571
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	521
5.450% due 11/22/2017	700	730
6.025% due 07/05/2022	2,580	2,670
6.800% due 11/22/2025	500	535
6.902% due 07/09/2020	200	220

Total Ireland (Cost $14,525)		15,064

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%
Zhaikmunai LP via Zhaikmunai International BV
7.125% due 11/13/2019	$300	302

Total Isle of Man (Cost $300)		302

ISRAEL 0.3%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	320

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
4.500% due 01/30/2043	800	724

Total Israel (Cost $1,109)		1,044

KAZAKHSTAN 3.9%

CORPORATE BONDS & NOTES 3.9%
Intergas Finance BV
6.375% due 05/14/2017	$300	326
KazMunayGas National Co. JSC
4.400% due 04/30/2023	700	651
5.750% due 04/30/2043	1,000	889
7.000% due 05/05/2020	5,200	5,901
9.125% due 07/02/2018	2,500	3,003
11.750% due 01/23/2015	500	569
Samruk-Energy JSC
3.750% due 12/20/2017	1,000	958
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	645	663

Total Kazakhstan (Cost $12,533)		12,960

LUXEMBOURG 6.6%

CORPORATE BONDS & NOTES 6.6%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$1,800	1,658
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	230	215
5.092% due 11/29/2015	1,800	1,904
5.999% due 01/23/2021	3,200	3,328
6.212% due 11/22/2016	330	358

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.510% due 03/07/2022		$750	$797
8.625% due 04/28/2034		1,360	1,618
9.250% due 04/23/2019		2,300	2,783
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		7	7
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		620	634
6.299% due 05/15/2017		1,640	1,749
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,260
5.499% due 07/07/2015		700	743
5.717% due 06/16/2021		600	613
6.125% due 02/07/2022		2,900	3,034
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,240

Total Luxembourg (Cost $22,133)			21,941

		SHARES
MEXICO 11.4%

COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 8.6%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	451
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	626
6.500% due 03/10/2021		1,400	1,477
6.750% due 09/30/2022		900	974
Comision Federal de Electricidad
4.875% due 05/26/2021		900	925
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014 ^		700	315
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		70	25
9.750% due 03/25/2020		125	44
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		44	5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,000	3,300
6.625% due 06/15/2038		700	738
Petroleos Mexicanos
3.500% due 01/30/2023		400	370
4.875% due 01/24/2022		3,300	3,374
5.500% due 01/21/2021		1,050	1,123
5.500% due 06/27/2044		1,970	1,778
6.500% due 06/02/2041		8,920	9,254
8.000% due 05/03/2019		3,000	3,645
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		100	23

			28,447

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
2.750% due 04/22/2023	EUR	2,490	3,120
4.750% due 03/08/2044		$100	89
5.750% due 10/12/2110		700	642
6.050% due 01/11/2040		850	931
6.750% due 09/27/2034		1,644	1,948
7.250% due 12/15/2016	MXN	8,600	717
7.500% due 04/08/2033		$940	1,198
9.500% due 12/18/2014	MXN	6,436	535

			9,180

Total Mexico (Cost $38,320)			37,627

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MONGOLIA 0.5%

SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
4.125% due 01/05/2018	$1,000	$935
5.125% due 12/05/2022	730	650

Total Mongolia (Cost $1,719)		1,585

MOROCCO 0.6%

SOVEREIGN ISSUES 0.6%
Morocco Government International Bond
4.250% due 12/11/2022	$2,200	1,947

Total Morocco (Cost $2,238)		1,947

NETHERLANDS 0.6%

CORPORATE BONDS & NOTES 0.6%
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	$300	326
6.950% due 07/10/2042	500	509
7.000% due 05/11/2016	1,000	1,104

Total Netherlands (Cost $1,946)		1,939

PANAMA 1.2%

SOVEREIGN ISSUES 1.2%
Panama Government International Bond
4.300% due 04/29/2053	$600	484
8.875% due 09/30/2027	780	1,082
9.375% due 04/01/2029	1,553	2,260

Total Panama (Cost $3,556)		3,826

PERU 0.7%

CORPORATE BONDS & NOTES 0.1%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	195

SOVEREIGN ISSUES 0.6%
El Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	400	358
Peru Government International Bond
8.750% due 11/21/2033	1,094	1,597

		1,955

Total Peru (Cost $2,008)		2,150

PHILIPPINES 1.2%

CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024	$1,300	1,579

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
6.375% due 10/23/2034	100	120
7.500% due 09/25/2024	350	451
7.750% due 01/14/2031	400	530
8.375% due 06/17/2019	300	390
9.500% due 02/02/2030	400	601
9.875% due 01/15/2019	100	136

		2,228

Total Philippines (Cost $3,758)		3,807

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.2%

SOVEREIGN ISSUES 0.2%
Poland Government International Bond
6.375% due 07/15/2019	$500	$584

Total Poland (Cost $499)		584

QATAR 1.1%

CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	113
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,346
5.000% due 07/21/2020	100	111
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,131	1,222
5.838% due 09/30/2027	350	397
6.332% due 09/30/2027	250	293

Total Qatar (Cost $3,175)		3,482

RUSSIA 4.5%

CORPORATE BONDS & NOTES 1.1%
ALROSA Finance S.A.
7.750% due 11/03/2020	$1,100	1,182
SCF Capital Ltd.
5.375% due 10/27/2017	700	683
Sibur Securities Ltd.
3.914% due 01/31/2018	1,000	930
VimpelCom Holdings BV
5.200% due 02/13/2019	800	784

		3,579

SOVEREIGN ISSUES 3.4%
Russia Government International Bond
3.250% due 04/04/2017	400	412
4.500% due 04/04/2022	2,200	2,253
5.625% due 04/04/2042	1,800	1,872
7.500% due 03/31/2030	5,639	6,616

		11,153

Total Russia (Cost $14,043)		14,732

SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021	$200	209

Total Senegal (Cost $216)		209

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%
Republic of Serbia
5.250% due 11/21/2017	$600	588

Total Serbia (Cost $595)		588

SOUTH AFRICA 0.7%

CORPORATE BONDS & NOTES 0.5%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$500	468
6.500% due 04/15/2040	100	83
Transnet SOC Ltd.
4.000% due 07/26/2022	1,400	1,231

		1,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%
South Africa Government International Bond
6.875% due 05/27/2019		$500	$569
7.250% due 01/15/2020	ZAR	300	30
8.250% due 09/15/2017		1,000	106

			705

Total South Africa (Cost $2,694)			2,487

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
2.072% due 03/21/2015		$2,000	2,001
5.125% due 06/29/2020		100	106
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	955
Korea Development Bank
5.750% due 09/10/2013		15	15
Korea Exchange Bank
4.875% due 01/14/2016		100	107
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		200	179

Total South Korea (Cost $3,313)			3,363

SPAIN 0.4%

SOVEREIGN ISSUES 0.4%
Autonomous Community of Madrid
4.200% due 09/24/2014	EUR	300	400
4.305% due 03/06/2014		300	397
5.750% due 02/01/2018		100	137
Junta de Castilla y Leon
6.505% due 03/01/2019		100	139
Xunta de Galicia
5.763% due 04/03/2017		200	274

Total Spain (Cost $1,299)			1,347

SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021		$568	565

Total Sri Lanka (Cost $568)			565

SWEDEN 0.1%

CORPORATE BONDS & NOTES 0.1%
Ciech Group Financing AB
9.500% due 11/30/2019	EUR	200	278

Total Sweden (Cost $257)			278

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%
Thai Oil PCL
3.625% due 01/23/2023		$430	394
4.875% due 01/23/2043		670	571

Total Thailand (Cost $1,077)			965

TRINIDAD AND TOBAGO 0.6%

CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$1,275	1,349
9.750% due 08/14/2019		500	626

Total Trinidad and Tobago (Cost $1,830)			1,975

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 6.0%

CORPORATE BONDS & NOTES 1.0%
Arcelik A/S
5.000% due 04/03/2023		$340	$306
Export Credit Bank of Turkey
5.875% due 04/24/2019		400	413
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		1,400	1,376
4.000% due 09/13/2017		1,100	1,075

			3,170

SOVEREIGN ISSUES 5.0%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	952
6.000% due 01/14/2041		800	801
6.750% due 05/30/2040		1,700	1,885
7.000% due 03/11/2019		3,675	4,222
7.250% due 03/05/2038		700	817
7.500% due 07/14/2017		4,300	4,950
7.500% due 11/07/2019		1,400	1,655
8.000% due 02/14/2034		1,100	1,372

			16,654

Total Turkey (Cost $19,206)			19,824

UKRAINE 0.7%

SOVEREIGN ISSUES 0.7%
Ukraine Government International Bond
7.500% due 04/17/2023		$800	706
9.250% due 07/24/2017		1,530	1,534

Total Ukraine (Cost $2,497)			2,240

UNITED ARAB EMIRATES 0.6%

CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$213	233
DP World Ltd.
6.850% due 07/02/2037		600	623

			856

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		900	1,091

Total United Arab Emirates (Cost $1,630)			1,947

UNITED KINGDOM 0.3%

CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021		$520	662
HBOS PLC
6.750% due 05/21/2018		400	426

Total United Kingdom (Cost $920)			1,088

UNITED STATES 1.4%

CORPORATE BONDS & NOTES 0.8%
American International Group, Inc.
8.175% due 05/15/2068		$900	1,103
8.625% due 05/22/2068	GBP	100	179
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		$400	465
Gerdau Holdings, Inc.
7.000% due 01/20/2020		800	848

			2,595

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
1.914% due 09/25/2045	$19	$18
Banc of America Commercial Mortgage Trust
5.857% due 06/10/2049	200	225
5.935% due 02/10/2051	200	227
Banc of America Large Loan Trust
2.493% due 11/15/2015	447	448
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^	7	6
Bear Stearns Adjustable Rate Mortgage Trust
2.845% due 01/25/2035	6	6
2.878% due 05/25/2047 ^	47	38
Citigroup Mortgage Loan Trust, Inc.
3.027% due 09/25/2037 ^	89	71
GSR Mortgage Loan Trust
2.796% due 01/25/2036 ^	19	17
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	8	7
WaMu Mortgage Pass-Through Certificates
2.553% due 02/25/2037 ^	60	50
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^	21	19

		1,132

U.S. GOVERNMENT AGENCIES 0.2%
Federal Home Loan Bank
4.125% due 12/13/2019	250	277
Freddie Mac
5.628% due 03/01/2036	105	111
Israel Government AID Bond
5.500% due 04/26/2024	100	122

		510

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (e)(g)	189	231
U.S. Treasury Notes
1.875% due 06/30/2015 (e)(g)	120	124
2.375% due 08/31/2014 (g)	100	102

		457

Total United States (Cost $4,067)		4,694

URUGUAY 0.4%

SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond
7.625% due 03/21/2036	$400	507
8.000% due 11/18/2022	600	760

Total Uruguay (Cost $1,050)		1,267

VENEZUELA 11.3%

CORPORATE BONDS & NOTES 6.0%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$3,340	3,139
5.000% due 10/28/2015	1,540	1,359
5.250% due 04/12/2017	4,500	3,690
5.375% due 04/12/2027	5,080	3,099
5.500% due 04/12/2037	3,050	1,815
8.500% due 11/02/2017	7,500	6,891

		19,993

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.3%
Venezuela Government International Bond
7.000% due 03/31/2038	$300	$206
7.650% due 04/21/2025	2,310	1,732
7.750% due 10/13/2019	6,820	5,695
8.250% due 10/13/2024	5,900	4,602
9.000% due 05/07/2023	1,500	1,256
9.250% due 05/07/2028	3,380	2,772
9.375% due 01/13/2034	1,710	1,406

		17,669

Total Venezuela (Cost $37,238)		37,662

VIRGIN ISLANDS (BRITISH) 2.9%

CORPORATE BONDS & NOTES 2.9%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,150	1,819
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,635
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,853
7.500% due 07/18/2016	3,300	3,676
7.875% due 03/13/2018	600	685

Total Virgin Islands (British) (Cost $9,387)		9,668

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	447

Total Zambia (Cost $491)		447

SHORT-TERM INSTRUMENTS 7.2%

REPURCHASE AGREEMENTS (d) 0.1%
		351

U.S. TREASURY BILLS 0.6%
0.119% due 05/01/2014 - 05/29/2014 (b)(g)	$2,054	2,052

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 6.5%
PIMCO Short-Term Floating NAV Portfolio	2,149,993	21,513

Total Short-Term Instruments (Cost $23,915)		23,916

Total Investments 98.6% (Cost $323,714)		$325,920

Written Options (f) (0.0%) (Premiums $63)		(143)

Other Assets and Liabilities (Net) 1.4%		4,686

Net Assets 100.0%		$330,463

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$351	Fannie Mae 2.200% due 10/17/2022	$(360)	$351	$351

(1)	Includes accrued interest.

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $6,866 at a weighted average interest rate of 0.246%.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
SSB	$351	$(360)	$(9)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	$4
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	14
U.S. Treasury 10-Year Note September Futures	Long	09/2013	162	(504)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	18	(76)

				$(562)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	(2.000%)	06/19/2023	$	7,600	$471	$347

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Securities with an aggregate market value of $209 and cash of $350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(562)	$(8)

Centrally Cleared Swaps
DEU	46	1
FOB	301	3

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	11,484	$	14,834	MSC	$0	$(114)	$(114)
07/2013	INR	146,648		2,534	CBK	77	0	77
07/2013		103,210		1,776	UAG	46	0	46
07/2013	JPY	144,001		1,459	UAG	7	0	7
07/2013	$	14,660	EUR	11,141	CBK	0	(159)	(159)
07/2013		457		343	FBF	0	(11)	(11)
07/2013		1,745	INR	103,210	BRC	0	(16)	(16)
07/2013		560		30,352	HUS	0	(51)	(51)
07/2013		1,467		80,940	JPM	0	(111)	(111)
07/2013		651		35,356	UAG	0	(59)	(59)
07/2013		1,519	JPY	145,293	FBF	0	(53)	(53)
07/2013		3,856	ZAR	35,596	DUB	0	(269)	(269)
07/2013	ZAR	35,208	$	3,861	BOA	313	0	313
07/2013		1,057		114	BRC	7	0	7
07/2013		1,066		115	DUB	8	0	8
08/2013	BRL	511		230	BOA	2	0	2
08/2013		529		246	BPS	11	0	11
08/2013		738		337	BRC	8	0	8
08/2013		336		150	DUB	1	0	1
08/2013		483		220	HUS	5	0	5
08/2013		323		142	JPM	0	(2)	(2)
08/2013		763		346	MSC	8	(1)	7
08/2013		530		243	UAG	7	0	7
08/2013	CNY	4,802		764	JPM	0	(11)	(11)
08/2013		16,808		2,718	UAG	4	0	4
08/2013	EUR	7,579		9,911	CBK	44	0	44
08/2013	GBP	136		213	BRC	6	0	6
08/2013	$	2,212	BRL	4,495	UAG	0	(212)	(212)
08/2013		3,526	CNY	22,124	UAG	46	0	46
09/2013	MXN	12,228	$	943	BRC	6	0	6
09/2013		1,951		158	JPM	9	0	9
09/2013	$	3,941	EUR	2,958	CBK	0	(90)	(90)
10/2013	COP	566,080	$	290	UAG	0	(1)	(1)
10/2013	INR	117,684		1,956	BRC	19	0	19
10/2013		10,482		172	DUB	0	(1)	(1)
10/2013		488		8	UAG	0	0	0
10/2013	RUB	46,421		1,440	BRC	49	0	49
10/2013	TRY	456		240	BRC	7	0	7
10/2013		354		180	CBK	0	(1)	(1)
10/2013	$	1,747	INR	103,210	CBK	0	(48)	(48)
10/2013		1,748		103,210	UAG	0	(48)	(48)
10/2013		1,488	RUB	48,433	BOA	0	(36)	(36)
10/2013		446	TRY	814	JPM	0	(30)	(30)

						$690	$(1,324)	$(634)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(f)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	2,100	$3	$(1)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		2,100	9	(30)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		4,300	3	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		4,300	11	(94)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		200	3	(3)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		700	12	(12)

								$45	$(140)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$800	$10	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	8	(2)

						$18	$(3)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$16,400	$53
Sales	15,500	46
Closing Buys	(900)	(1)
Expirations	(14,800)	(35)
Exercised	0	0

Balance at 06/30/2013	$16,200	$63

OTC Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	03/20/2015	1.196%	$	900	$(3)	$4	$(7)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		200	(2)	(1)	(1)
Brazil Government International Bond	CBK	1.000%	03/20/2021	2.133%		1,300	(99)	(58)	(41)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%		2,600	2	17	(15)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		300	(1)	1	(2)
Brazil Government International Bond	DUB	1.000%	03/20/2018	1.765%		7,200	(244)	(97)	(147)
Brazil Government International Bond	GST	1.000%	03/20/2015	1.196%		400	(1)	2	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		300	(2)	(4)	2
Brazil Government International Bond	JPM	1.000%	12/20/2019	2.027%		1,000	(60)	(37)	(23)
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.400%		3,800	(39)	(38)	(1)
Brazil Government International Bond	MYC	2.100%	08/20/2016	1.466%		250	7	0	7
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		100	0	(5)	5
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		500	4	(23)	27
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		300	2	(15)	17
China Government International Bond	JPM	1.000%	12/20/2016	0.805%		400	2	(20)	22
China Government International Bond	MYC	1.000%	12/20/2016	0.805%		1,200	8	(56)	64
China Government International Bond	RYL	1.000%	06/20/2016	0.708%		600	5	6	(1)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.445%		100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.445%		100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.445%		400	7	0	7
Export-Import Bank of China	BRC	1.000%	09/20/2017	1.160%		550	(3)	(19)	16
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.982%		200	1	(19)	20
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.371%		1,000	33	0	33
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.440%		2,900	(279)	(188)	(91)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.909%		2,375	5	(92)	97
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.909%		375	1	(15)	16
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.440%		100	(10)	(7)	(3)
Italy Government International Bond	BOA	1.000%	12/20/2013	1.028%		200	0	(1)	1
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.691%		300	2	(10)	12

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.602%	$	800	$(33)	$(37)	$4
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	1.147%		2,200	0	0	0
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	1.394%		1,500	(7)	(11)	4
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.805%		300	(6)	(10)	4
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.805%		300	(6)	(9)	3
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.805%		1,000	(17)	(34)	17
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.523%		500	7	0	7
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.523%		100	1	(1)	2
Rosneft Oil Co.	CBK	1.000%	03/20/2015	1.839%		1,000	(14)	(26)	12
Russia Government International Bond	JPM	1.000%	06/20/2023	2.446%		1,900	(221)	(146)	(75)
South Africa Government International Bond	HUS	1.000%	03/20/2023	2.677%		2,430	(317)	(214)	(103)
Spain Government International Bond	JPM	1.000%	12/20/2013	1.162%		200	0	(1)	1
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.248%		100	(8)	(9)	1

							$(1,283)	$(1,175)	$(108)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$	1,000	$27	$83	$(56)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016		2,500	129	230	(101)
CDX.EM-18 5-Year Index	BPS	5.000%	12/20/2017		100	8	14	(6)
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017		100	7	12	(5)
CDX.EM-18 5-Year Index	DUB	5.000%	12/20/2017		500	38	59	(21)
CDX.EM-19 5-Year Index	DUB	5.000%	06/20/2018		7,600	618	837	(219)
CDX.EM-19 5-Year Index	GST	5.000%	06/20/2018		200	16	23	(7)
CDX.EM-19 5-Year Index	MYC	5.000%	06/20/2018		140	11	17	(6)

						$854	$1,275	$(421)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM	BRL	60,900	$1,791	$(191)	$1,982
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	364	(14)	378
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG		31,000	(815)	(80)	(735)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		10,100	(222)	9	(231)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	JPM		6,000	(129)	10	(139)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	49	45	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	38	3	35
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	129	0	129
Pay	28-Day MXN-TIIE	5.250%	09/06/2019	JPM		70,000	(220)	(68)	(152)

							$985	$(286)	$1,271

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $2,059 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$286	$(290)	$(4)
BPS	16	0	16
BRC	174	(230)	(56)
CBK	(293)	310	17
DUB	(81)	240	159
FBF	(340)	221	(119)
GLM	(31)	0	(31)
GST	15	0	15
HUS	27	0	27
JPM	1,141	(910)	231
MSC	(107)	25	(82)
MYC	(135)	(50)	(185)
RYL	5	0	5
UAG	(898)	989	91

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$4	$4
Unrealized appreciation on foreign currency contracts	0	0	0	690	0	690
Unrealized appreciation on OTC swap agreements	0	405	0	0	2,528	2,933

	$0	$405	$0	$690	$2,532	$3,627

Liabilities:
Written options outstanding	$0	$0	$0	$0	$143	$143
Variation margin payable on financial derivative instruments (2)	0	0	0	0	8	8
Unrealized depreciation on foreign currency contracts	0	0	0	1,324	0	1,324
Unrealized depreciation on OTC swap agreements	0	934	0	0	1,257	2,191

	$0	$934	$0	$1,324	$1,408	$3,666

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(133)	$(133)
Net realized gain on written options	0	0	0	0	22	22
Net realized gain on swaps	0	980	0	0	1,821	2,801
Net realized (loss) on foreign currency transactions	0	0	0	(143)	0	(143)

	$0	$980	$0	$(143)	$1,710	$2,547

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(531)	$(531)
Net change in unrealized (depreciation) on written options	0	0	0	0	(122)	(122)
Net change in unrealized (depreciation) on swaps	0	(2,212)	0	0	(2,920)	(5,132)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(103)	0	(103)

	$0	$(2,212)	$0	$(103)	$(3,573)	$(5,888)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(562) and open centrally cleared swaps cumulative appreciation of $347 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Austria
Corporate Bonds & Notes	$0	$300	$0	$300
Bahrain
Sovereign Issues	0	1,014	0	1,014
Bermuda
Corporate Bonds & Notes	0	2,206	0	2,206
Brazil
Corporate Bonds & Notes	0	34,537	0	34,537
Sovereign Issues	0	4,297	0	4,297
Canada
Corporate Bonds & Notes	0	760	0	760
Cayman Islands
Corporate Bonds & Notes	0	5,290	818	6,108
Chile
Corporate Bonds & Notes	0	5,117	0	5,117
Sovereign Issues	0	125	0	125
China
Corporate Bonds & Notes	0	655	0	655
Colombia
Corporate Bonds & Notes	0	4,026	0	4,026
Sovereign Issues	0	1,415	0	1,415
Costa Rica
Sovereign Issues	0	1,109	0	1,109
Croatia
Corporate Bonds & Notes	0	262	0	262
Dominican Republic
Corporate Bonds & Notes	0	504	0	504
El Salvador
Sovereign Issues	0	4,213	0	4,213
Gabon
Sovereign Issues	0	567	0	567
Guatemala
Sovereign Issues	0	1,069	0	1,069
Hong Kong
Corporate Bonds & Notes	0	1,349	0	1,349
India
Corporate Bonds & Notes	0	2,742	0	2,742
Indonesia
Bank Loan Obligations	0	0	173	173
Corporate Bonds & Notes	0	5,734	0	5,734
Sovereign Issues	0	10,118	0	10,118
Ireland
Corporate Bonds & Notes	0	15,064	0	15,064
Isle of Man
Corporate Bonds & Notes	0	302	0	302
Israel
Corporate Bonds & Notes	0	320	0	320
Sovereign Issues	0	724	0	724
Kazakhstan
Corporate Bonds & Notes	0	12,960	0	12,960
Luxembourg
Corporate Bonds & Notes	0	21,941	0	21,941
Mexico
Common Stocks	0	0	0	0
Corporate Bonds & Notes	0	28,447	0	28,447
Sovereign Issues	0	9,180	0	9,180
Mongolia
Sovereign Issues	0	1,585	0	1,585
Morocco
Sovereign Issues	0	1,947	0	1,947

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Netherlands
Corporate Bonds & Notes	$0	$1,939	$0	$1,939
Panama
Sovereign Issues	0	3,826	0	3,826
Peru
Corporate Bonds & Notes	0	195	0	195
Sovereign Issues	0	1,955	0	1,955
Philippines
Corporate Bonds & Notes	0	1,579	0	1,579
Sovereign Issues	0	2,228	0	2,228
Poland
Sovereign Issues	0	584	0	584
Qatar
Corporate Bonds & Notes	0	3,482	0	3,482
Russia
Corporate Bonds & Notes	0	3,579	0	3,579
Sovereign Issues	0	11,153	0	11,153
Senegal
Sovereign Issues	0	209	0	209
Serbia
Sovereign Issues	0	588	0	588
South Africa
Corporate Bonds & Notes	0	1,782	0	1,782
Sovereign Issues	0	705	0	705
South Korea
Corporate Bonds & Notes	0	3,363	0	3,363
Spain
Sovereign Issues	0	1,347	0	1,347
Sri Lanka
Sovereign Issues	0	565	0	565
Sweden
Corporate Bonds & Notes	0	278	0	278
Thailand
Corporate Bonds & Notes	0	965	0	965
Trinidad and Tobago
Corporate Bonds & Notes	0	1,975	0	1,975
Turkey
Corporate Bonds & Notes	0	3,170	0	3,170
Sovereign Issues	0	16,654	0	16,654
Ukraine
Sovereign Issues	0	2,240	0	2,240
United Arab Emirates
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	1,091	0	1,091
United Kingdom
Corporate Bonds & Notes	0	1,088	0	1,088
United States
Corporate Bonds & Notes	0	2,595	0	2,595
Mortgage-Backed Securities	0	1,132	0	1,132
U.S. Government Agencies	0	510	0	510
U.S. Treasury Obligations	0	457	0	457
Uruguay
Sovereign Issues	0	1,267	0	1,267
Venezuela
Corporate Bonds & Notes	0	19,993	0	19,993
Sovereign Issues	0	17,669	0	17,669
Virgin Islands (British)
Corporate Bonds & Notes	0	9,668	0	9,668
Zambia
Sovereign Issues	0	447	0	447

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$351	$0	$351
U.S. Treasury Bills	0	2,052	0	2,052
Central Funds Used for Cash Management Purposes	21,513	0	0	21,513
	$21,513	$303,416	$991	$325,920

Financial Derivative Instruments - Assets
Credit Contracts	0	405	0	405
Foreign Exchange Contracts	0	690	0	690

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Interest Rate Contracts	$18	$2,875	$0	$2,893
	$18	$3,970	$0	$3,988

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(934)	0	(934)
Foreign Exchange Contracts	0	(1,324)	0	(1,324)
Interest Rate Contracts	(580)	(1,397)	(3)	(1,980)
	$(580)	$(3,655)	$(3)	$(4,238)

Totals	$20,951	$303,731	$988	$325,670

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$882	$0	$(32)	$17	$6	$65	$0	$(120)	$818	$70
Indonesia
Bank Loan Obligations	0	0	0	0	0	0	173	0	173	0
Mexico
Common Stocks	0	0	0	0	0	0	0	0	0	0

	$882	$0	$(32)	$17	$6	$65	$173	$(120)	$991	$70

Financial Derivative Instruments - Liabilities
Credit Contracts	(27)	0	0	0	0	27	0	0	0	1
Interest Rate Contracts	(3)	0	0	0	0	0	0	0	(3)	0

	$(30)	$0	$0	$0	$0	$27	$0	$0	$(3)	$1

Totals	$852	$0	$(32)	$17	$6	$92	$173	$(120)	$988	$71

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$818	Benchmark Pricing	Base Price	53.50-90.50
Indonesia
Bank Loan Obligations	173	Benchmark Pricing	Base Price	95.00
Mexico
Common Stocks	0	Other Valuation Techniques (4)	—	—

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(3)	Indicative Market Quotation	Broker Quote	0.16-0.18

Total	$988

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing

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Notes to Financial Statements (Cont.)

terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility

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parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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Notes to Financial Statements (Cont.)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining

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Notes to Financial Statements (Cont.)

approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties

(cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$4,932	$102,712	$(86,130)	$(1)	$0	$21,513	$13	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$60,966	$102,201

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8	$130	28	$424
Administrative Class	2,905	43,629	5,183	75,076
Advisor Class	649	9,810	2,378	34,926
Issued as reinvestment of distributions
Institutional Class	1	8	0	2
Administrative Class	559	8,258	1,072	15,674
Advisor Class	78	1,153	122	1,791
Cost of shares redeemed
Institutional Class	(24)	(362)	0	0
Administrative Class	(4,323)	(63,117)	(5,293)	(76,969)
Advisor Class	(1,285)	(19,206)	(1,124)	(16,349)
Net (decrease) resulting from Portfolio share transactions	(1,432)	$(19,697)	2,366	$34,575

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$323,737	$13,677	$(11,494)	$2,183

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CNY	Chinese Renminbi	INR	Indian Rupee	TRY	Turkish New Lira
COP	Colombian Peso	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
AID	Agency International Development	JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT15SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	19.7%
Short-Term Instruments	17.4%
United Kingdom	16.8%
Germany	11.4%
Spain	8.1%
Other	26.6%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (04/30/2008)
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class	-8.81%	-4.51%	5.20%	4.56%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	-7.41%	-6.20%	3.02%	2.58%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.94% for Administrative Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$911.90	$1,020.23
Expenses Paid During Period†	$4.36	$4.61
Net Annualized Expense Ratio	0.92%	0.92%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in provincial and government-guaranteed debt in Europe contributed to relative performance as spreads for these securities tightened during the reporting period.

»	An overweight to inflation-linked debt in the U.K. contributed to relative gains as breakeven inflation rose during the reporting period.

»

Underweights to duration (or sensitivity to changes in market interest rates) in Italy and Spain detracted from relative performance as the spread over euro-swaps for these countries’ sovereign debt tightened during the reporting period.

»

An underweight to duration in Japan, particularly in the first quarter of the reporting period, detracted from relative performance early in the reporting period as Japanese yen-swap rates fell significantly during that period.

»	An overweight to duration in the U.K. detracted from relative performance as British pound sterling-swap rates rose during the reporting period.

»	An overweight to the Brazilian real during May 2013 detracted from relative performance as the currency depreciated relative to the U.S. dollar during that period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	04/30/2008-12/31/2008

Administrative Class
Net asset value beginning of year or period	$11.81	$12.09	$11.40	$10.64	$10.53	$10.00
Net investment income (a)	0.11	0.32	0.25	0.15	0.16	0.05
Net realized/unrealized gain (loss)	(1.15)	0.32	0.72	0.85	0.27	0.53
Total income (loss) from investment operations	(1.04)	0.64	0.97	1.00	0.43	0.58
Dividends from net investment income	(0.09)	(0.65)	(0.24)	(0.15)	(0.15)	(0.05)
Distributions from net realized capital gains	0.00	(0.27)	(0.04)	(0.09)	(0.17)	0.00
Total distributions	(0.09)	(0.92)	(0.28)	(0.24)	(0.32)	(0.05)
Net asset value end of year or period	$10.68	$11.81	$12.09	$11.40	$10.64	$10.53
Total return	(8.81)%	5.50%	8.53%	9.47%	4.09%	5.84%
Net assets end of year or period (000s)	$12,769	$9,943	$8,472	$9,956	$6,277	$5,182
Ratio of expenses to average net assets	0.92%*	0.94%	0.90%	0.91%	0.90%	0.79%*
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.79%*
Ratio of net investment income to average net assets	2.00%*	2.69%	2.08%	1.33%	1.50%	0.71%*
Portfolio turnover rate	97%**	309%**	166%**	304%**	683%	891%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$47,000
Investments in Affiliates, at value	2,620
Repurchase agreements, at value	600
Cash	278
Deposits with counterparty	497
Foreign currency, at value	460
Receivable for investments sold	4,825
OTC swap premiums paid	62
Variation margin receivable on financial derivative instruments	82
Unrealized appreciation on foreign currency contracts	697
Unrealized appreciation on OTC swap agreements	8
Receivable for Portfolio shares sold	2
Interest and dividends receivable	292
57,423

Liabilities:
Payable for investments purchased	$3,273
Payable for sale-buyback transactions	2,014
Written options outstanding	132
OTC swap premiums received	12
Variation margin payable on financial derivative instruments	3
Unrealized depreciation on foreign currency contracts	974
Unrealized depreciation on OTC swap agreements	72
Deposits from counterparty	420
Payable for Portfolio shares redeemed	304
Accrued investment advisory fees	10
Accrued supervisory and administrative fees	20
Accrued distribution fees	8
Accrued servicing fees	1
7,243

Net Assets	$50,180

Net Assets Consist of:
Paid in capital	$53,423
(Overdistributed) net investment income	(755)
Accumulated undistributed net realized (loss)	(1,089)
Net unrealized (depreciation)	(1,399)
$50,180

Net Assets:
Institutional Class	$9
Administrative Class	12,769
Advisor Class	37,402

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	1,196
Advisor Class	3,503

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.68
Administrative Class	10.68
Advisor Class	10.68

Cost of Investments	$47,747
Cost of Investments in Affiliates	$2,620
Cost of Repurchase Agreements	$600
Cost of Foreign Currency Held	$464
Premiums Received on Written Options	$86

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$705
Dividends from Affiliate investments	6
Total Income	711

Expenses:
Investment advisory fees	61
Supervisory and administrative fees	121
Servicing fees - Administrative Class	9
Distribution and/or servicing fees - Advisor Class	46
Interest expense	4
Total Expenses	241

Net Investment Income	470

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	755
Net realized gain on futures contracts	229
Net realized gain on written options	87
Net realized (loss) on swaps	(150)
Net realized (loss) on foreign currency transactions	(3,095)
Net change in unrealized (depreciation) on investments	(3,260)
Net change in unrealized (depreciation) on futures contracts	(39)
Net change in unrealized (depreciation) on written options	(43)
Net change in unrealized (depreciation) on swaps	(143)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	689
Net (Loss)	(4,970)

Net (Decrease) in Net Assets Resulting from Operations	$(4,500)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$470	$1,133
Net realized gain (loss)	(2,174)	68
Net realized gain on Affiliate investments	0	1
Net change in unrealized appreciation (depreciation)	(2,796)	1,024
Net increase (decrease) resulting from operations	(4,500)	2,226

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(100)	(443)
Advisor Class	(293)	(1,916)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(225)
Advisor Class	0	(771)

Total Distributions	(393)	(3,355)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	11,276	(3,540)

Total Increase (Decrease) in Net Assets	6,383	(4,669)

Net Assets:
Beginning of period	43,797	48,466
End of period*	$50,180	$43,797

*Including (overdistributed) net investment income of:	$(755)	$(832)

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.4%

CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$103

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	113

Total Australia (Cost $221)			216

BRAZIL 3.3%

SOVEREIGN ISSUES 3.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	4,030	1,258
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		950	403

Total Brazil (Cost $1,802)			1,661

CANADA 2.3%

CORPORATE BONDS & NOTES 0.6%
Toronto-Dominion Bank
1.625% due 09/14/2016		$300	305

SOVEREIGN ISSUES 1.7%
Province of Ontario
3.150% due 06/02/2022	CAD	200	189
4.000% due 12/03/2019	EUR	100	149
4.000% due 06/02/2021	CAD	100	102
6.200% due 06/02/2031		100	124
Province of Quebec
3.000% due 09/01/2023		100	92
3.500% due 12/01/2022		100	97
4.250% due 12/01/2021		100	103

			856

Total Canada (Cost $1,214)			1,161

CAYMAN ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%
Landmark CDO Ltd.
0.575% due 06/01/2017		$20	20

Total Cayman Islands (Cost $19)			20

FRANCE 3.2%

CORPORATE BONDS & NOTES 3.2%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	205
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	207
Dexia Credit Local S.A.
0.756% due 04/29/2014		600	601
2.750% due 01/10/2014		300	303
2.750% due 04/29/2014		300	305

Total France (Cost $1,597)			1,621

GERMANY 11.4%

CORPORATE BONDS & NOTES 7.6%
FMS Wertmanagement AoeR
0.327% due 02/18/2015	EUR	900	1,173
2.375% due 12/15/2014		100	134
2.750% due 06/03/2016		300	415
3.375% due 06/17/2021		200	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KFW
0.625% due 05/29/2015	EUR	400	$524
5.500% due 02/09/2022	AUD	500	482
6.000% due 08/20/2020		100	100
6.250% due 05/19/2021		700	708

			3,828

SOVEREIGN ISSUES 3.8%
Republic of Germany
1.500% due 02/15/2023	EUR	300	384
4.000% due 01/04/2037		600	997
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	499

			1,880

Total Germany (Cost $6,048)			5,708

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	100	131

Total Guernsey, Channel Islands (Cost $134)			131

IRELAND 2.9%

ASSET-BACKED SECURITIES 0.6%
Mercator CLO PLC
0.437% due 02/18/2024	EUR	183	234
NAC EuroLoan Advantage Ltd.
1.593% due 04/20/2019	GBP	48	72

			306

CORPORATE BONDS & NOTES 1.9%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	973

MORTGAGE-BACKED SECURITIES 0.4%
Opera Finance PLC
0.428% due 10/20/2014		168	217

Total Ireland (Cost $1,490)			1,496

ITALY 4.7%

ASSET-BACKED SECURITIES 0.2%
Berica ABS SRL
0.522% due 12/30/2055	EUR	74	93

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.537% due 03/31/2048		112	134

SOVEREIGN ISSUES 4.2%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		1,400	1,826
4.500% due 08/01/2018		100	137
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	153

			2,116

Total Italy (Cost $2,358)			2,343

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	$134

Total Luxembourg (Cost $134)			134

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	600	63

Total Mexico (Cost $66)			63

NETHERLANDS 2.2%

ASSET-BACKED SECURITIES 0.5%
Euro-Galaxy CLO BV
0.448% due 10/23/2021	EUR	187	237

CORPORATE BONDS & NOTES 1.7%
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	208
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		200	196
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		200	206
NIBC Bank NV
3.500% due 04/07/2014	EUR	100	134

			844

Total Netherlands (Cost $1,064)			1,081

NEW ZEALAND 3.6%

SOVEREIGN ISSUES 3.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	746
5.500% due 04/15/2023		600	516
6.000% due 05/15/2021		500	442
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		100	77

Total New Zealand (Cost $1,706)			1,781

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
3.000% due 11/17/2014		$300	301

Total Norway (Cost $290)			301

SPAIN 8.1%

CORPORATE BONDS & NOTES 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	100	132
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			233

SOVEREIGN ISSUES 7.6%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	132
Instituto de Credito Oficial
1.966% due 03/25/2014		400	522
4.500% due 07/08/2014		100	133
4.530% due 03/17/2016	CAD	100	94

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spain Government International Bond
3.000% due 04/30/2015	EUR	1,000	$1,317
4.100% due 07/30/2018		100	133
4.500% due 01/31/2018		1,000	1,351
Xunta de Galicia
5.763% due 04/03/2017		100	137

			3,819

Total Spain (Cost $4,148)			4,052

SUPRANATIONAL 2.7%

CORPORATE BONDS & NOTES 2.7%
EUROFIMA
5.625% due 10/24/2016	AUD	100	97
European Union
2.500% due 12/04/2015	EUR	200	273
2.750% due 06/03/2016		200	277
3.250% due 04/04/2018		500	718

Total Supranational (Cost $1,380)			1,365

UNITED KINGDOM 16.9%

CORPORATE BONDS & NOTES 1.3%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	401
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	170
Royal Bank of Scotland PLC
3.790% due 10/27/2014	AUD	100	90

			661

MORTGAGE-BACKED SECURITIES 5.7%
Eurosail PLC
0.360% due 12/10/2044	EUR	80	96
0.365% due 03/13/2045		85	103
0.666% due 03/13/2045	GBP	171	240
Fosse Master Issuer PLC
2.604% due 10/18/2054		100	155
Granite Master Issuer PLC
0.332% due 12/20/2054		$130	121
0.440% due 12/17/2054	EUR	100	120
0.532% due 12/20/2054		$100	92
Granite Mortgages PLC
0.829% due 06/20/2044	GBP	54	81
Great Hall Mortgages PLC
0.403% due 06/18/2039		$62	55
Hercules Eclipse PLC
0.744% due 10/25/2018	GBP	189	265
Holmes Master Issuer PLC
1.611% due 10/15/2054	EUR	123	161
Kensington Mortgage Securities PLC
0.378% due 06/14/2040		65	79
Leek Finance Ltd.
0.532% due 09/21/2038		$271	273
Mansard Mortgages PLC
1.160% due 12/15/2049	GBP	202	285
Newgate Funding PLC
1.509% due 12/15/2050		200	259
RMAC Securities PLC
0.354% due 06/12/2044	EUR	172	200
0.676% due 06/12/2044	GBP	188	255

			2,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	412	$650
1.750% due 09/07/2022		300	431
1.875% due 11/22/2022 (c)(f)		850	1,583
3.250% due 01/22/2044		100	143
4.250% due 12/07/2027		200	350
4.250% due 06/07/2032		400	695
4.250% due 09/07/2039		200	345
4.250% due 12/07/2040		100	172
4.500% due 12/07/2042		100	180
4.750% due 12/07/2038		100	186
6.000% due 12/07/2028		100	209

			4,944

Total United Kingdom (Cost $8,515)			8,445

UNITED STATES 19.5%

ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		$48	48
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		65	65
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	136	174

			287

CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
3.672% due 06/20/2014		$200	203
International Lease Finance Corp.
6.500% due 09/01/2014		100	105
6.750% due 09/01/2016		100	108
Jones Group, Inc.
5.125% due 11/15/2014		100	104
Lynx Corp.
6.000% due 04/15/2021	GBP	100	152
Merrill Lynch & Co., Inc.
4.875% due 05/30/2014	EUR	100	135
PulteGroup, Inc.
5.200% due 02/15/2015		$100	105
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	87
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	142
4.375% due 09/16/2014		50	67

			1,208

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Large Loan Trust
2.493% due 11/15/2015		$357	359
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		28	27
Commercial Mortgage Pass-Through Certificates
2.523% due 07/10/2046 (a)		1,967	97
2.594% due 07/10/2046 (a)		1,597	114
Credit Suisse Mortgage Capital Certificates
5.921% due 12/18/2049		188	212
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.561% due 11/10/2046 (a)		484	20
First Horizon Mortgage Pass-Through Trust
2.598% due 05/25/2037 ^		65	52
Harborview Mortgage Loan Trust
0.472% due 02/19/2036		455	326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac CMB Trust
0.913% due 10/25/2034	$127	$103
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035	41	36
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	212
JPMorgan Mortgage Trust
2.818% due 02/25/2036 ^	46	40
Mellon Residential Funding Corp.
1.053% due 08/15/2032	95	92
Merrill Lynch Mortgage Investors Trust
2.540% due 02/25/2035	28	28
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	100	114
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.662% due 12/15/2048 (a)	398	31
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049	100	111
Structured Asset Securities Corp.
2.718% due 10/28/2035	111	104
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	32	30
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045	433	448
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 10/25/2035	65	61

		2,621

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
0.623% due 11/25/2040	114	114
0.643% due 11/25/2040	131	133
4.000% due 07/01/2043	900	938
4.500% due 02/01/2039	87	92
Freddie Mac
0.793% due 12/15/2037	43	44
NCUA Guaranteed Notes
0.563% due 11/06/2017	585	585
0.753% due 12/08/2020	159	160
Small Business Administration
5.980% due 05/01/2022	111	121
Tennessee Valley Authority
6.250% due 12/15/2017	200	240

		2,427

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
2.875% due 05/15/2043 (j)	100	88
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	101	99
0.125% due 01/15/2023 (g)(j)	806	781
U.S. Treasury Notes
1.750% due 05/15/2023	100	94
2.000% due 02/15/2023 (f)	2,300	2,212

		3,274

Total United States (Cost $9,841)		9,817

SHORT-TERM INSTRUMENTS 17.5%

COMMERCIAL PAPER 0.8%
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013	$400	399

REPURCHASE AGREEMENTS (e) 1.2%
		600

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 1.6%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	600	$783

MEXICO TREASURY BILLS 8.7%
4.163% due 09/19/2013 - 10/17/2013 (b)	MXN	57,000	4,358

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.2%
PIMCO Short-Term Floating NAV Portfolio		261,889	2,620

Total Short-Term Instruments (Cost $8,897)			8,760

MARKET VALUE (000S)
PURCHASED OPTIONS (h) 0.1%
(Cost $43)	$64

Total Investments 100.1% (Cost $50,967)	$50,220

Written Options (i) (0.3%) (Premiums $86)	(132)

Other Assets and Liabilities (Net) 0.2%	92

Net Assets 100.0%	$50,180

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(625)	$600	$600

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.070%	06/27/2013	07/12/2013	$ 772	$(772)
BPS	0.531%	04/11/2013	07/11/2013	GBP 820	(1,242)

					$(2,014)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,808 at a weighted average interest rate of 0.479%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $1,899 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BOA	$600	$(625)	$(25)

Master Securities Forward Transactions Agreement
BCY	(772)	769	(3)
BPS	(1,242)	1,130	(112)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	7	$(2)
3-Month Euribor December Futures	Long	12/2015	13	(6)
3-Month Euribor March Futures	Long	03/2015	1	0
3-Month Euribor March Futures	Long	03/2016	2	(2)
3-Month Euribor September Futures	Long	09/2015	18	(12)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	35	121
Australia Government 3-Year Bond September Futures	Long	09/2013	1	(1)
Canada Government 10-Year Bond September Futures	Short	09/2013	5	25
Euro-Bobl September Futures	Short	09/2013	4	(2)
Euro-Bund 10-Year Bond September Futures	Long	09/2013	49	(144)
Japan Government 10-Year Bond September Futures	Long	09/2013	6	9
U.S. Treasury 10-Year Note September Futures	Long	09/2013	12	(38)
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	7	31
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	3	23
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	6	0
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	11	(10)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	34	(4)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	22	4
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	6	0
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	18	(14)

				$(22)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	100	$5	$4
Receive	3-Month USD-LIBOR	1.700%	03/20/2018	$	2,500	(38)	(8)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(1)	7
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	400	0	0
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	3,500	3	(3)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	480,000	(190)	(188)
Pay	6-Month JPY-LIBOR	1.550%	04/10/2043		40,000	(35)	(36)
Pay	6-Month JPY-LIBOR	1.723%	04/12/2043		30,000	(13)	(13)

						$(269)	$(237)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $411 and cash of $497 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
BOS	$(121)	$39
DEU	65	22
SAL	121	2
UBS	(87)	9

Centrally Cleared Swaps
BCY	1	0
DEU	(2)	1
FOB	(239)	7
SAL	3	(1)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	201	$	193	BRC	$10	$0	$10
07/2013		5		5	DUB	0	0	0
07/2013		7		7	HUS	0	0	0
07/2013		226		216	JPM	10	0	10
07/2013		379		362	RYL	16	0	16
07/2013		705		690	WST	45	0	45
07/2013	BRL	41		18	BRC	0	0	0
07/2013		190		92	FBF	7	0	7
07/2013		78		37	HUS	2	0	2
07/2013		75		34	MSC	0	0	0
07/2013		247		118	UAG	7	0	7
07/2013	CAD	47		45	WST	0	0	0
07/2013	EUR	157		205	BOA	1	0	1
07/2013	IDR	923,624		89	CBK	0	(3)	(3)
07/2013	JPY	41,634		424	WST	4	0	4
07/2013	MXN	2,953		229	GLM	1	0	1
07/2013		9,859		765	MSC	5	0	5
07/2013	NZD	19		15	BPS	0	0	0
07/2013		48		37	BRC	0	0	0
07/2013		90		72	JPM	3	0	3
07/2013		2,362		1,932	UAG	103	0	103
07/2013	$	175	AUD	185	CBK	0	(5)	(5)
07/2013		74		77	RYL	0	(3)	(3)
07/2013		20	BRL	41	BRC	0	(2)	(2)
07/2013		89		190	FBF	0	(4)	(4)
07/2013		35		78	HUS	0	0	0
07/2013		35		75	MSC	0	(1)	(1)
07/2013		117		247	UAG	0	(6)	(6)
07/2013		94	IDR	923,624	JPM	0	(2)	(2)
07/2013		6	INR	326	DUB	0	(1)	(1)
07/2013		6		308	JPM	0	(1)	(1)
07/2013		2		125	MSC	0	0	0
07/2013		11,050	JPY	1,092,112	BPS	0	(38)	(38)
07/2013		115		11,100	BRC	0	(3)	(3)
07/2013		199		19,600	CBK	0	(1)	(1)
07/2013		80		7,800	MSC	0	(1)	(1)
07/2013		10,232		973,442	UAG	0	(417)	(417)
07/2013		767	MXN	9,989	HUS	3	0	3
07/2013		227		2,991	JPM	4	0	4
07/2013		120	NZD	154	BPS	0	(1)	(1)
07/2013		37	ZAR	350	BRC	0	(2)	(2)
07/2013		11		103	CBK	0	(1)	(1)
07/2013		44		414	MSC	0	(2)	(2)
07/2013		55		551	UAG	1	0	1
07/2013	ZAR	1,054	$	116	BOA	9	0	9
07/2013		102		10	BRC	0	0	0
07/2013		264		28	JPM	1	0	1
08/2013	BRL	125		58	BOA	2	0	2
08/2013		915		425	BRC	18	0	18
08/2013		40		19	CBK	1	0	1
08/2013		394		185	DUB	10	0	10
08/2013		443		205	FBF	8	0	8
08/2013		226		105	HUS	4	0	4
08/2013		3,765		1,748	JPM	72	0	72
08/2013		739		341	MSC	12	0	12
08/2013		972		451	UAG	19	0	19
08/2013	CNY	7,234		1,153	UAG	0	(15)	(15)
08/2013	MXN	16,709		1,325	GLM	41	0	41
08/2013		10,789		839	MSC	9	0	9
08/2013	NOK	3,123		541	UAG	28	0	28
08/2013	$	309	AUD	329	BRC	0	(9)	(9)
08/2013		103	BRL	210	FBF	0	(10)	(10)
08/2013		223		476	HUS	0	(11)	(11)
08/2013		149		323	MSC	0	(5)	(5)
08/2013		1,624		3,311	UAG	0	(151)	(151)
08/2013		160	CNY	1,000	DUB	2	0	2
08/2013		402		2,539	UAG	8	0	8

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	$	479	DKK	2,707	BRC	$0	$(7)	$(7)
08/2013		2,103	MXN	27,851	JPM	38	0	38
08/2013		16	NOK	95	CBK	0	(1)	(1)
08/2013		320	SEK	2,079	HUS	0	(10)	(10)
09/2013	EUR	654	$	866	CBK	15	0	15
09/2013		135		177	DUB	1	0	1
09/2013		1,262		1,664	MSC	21	0	21
09/2013	GBP	267		415	CBK	9	0	9
09/2013		2,276		3,493	HUS	33	0	33
09/2013	MXN	260		20	BOA	0	0	0
09/2013		31,267		2,421	BPS	25	0	25
09/2013		361		28	BRC	0	0	0
09/2013		4,513		348	CBK	2	0	2
09/2013		1,960		152	FBF	2	0	2
09/2013		3,080		240	HUS	5	(1)	4
09/2013		136		10	JPM	0	0	0
09/2013		6,361		493	MSC	5	0	5
09/2013	$	447	CAD	456	CBK	0	(14)	(14)
09/2013		35	CLP	17,244	UAG	0	(1)	(1)
09/2013		6,525	EUR	4,941	BOA	0	(92)	(92)
09/2013		467		354	BRC	0	(6)	(6)
09/2013		1,155		885	FBF	0	(2)	(2)
09/2013		577	GBP	373	BRC	0	(10)	(10)
09/2013		1,114		710	CBK	0	(34)	(34)
09/2013		527		339	DUB	0	(11)	(11)
09/2013		56		37	FBF	0	0	0
09/2013		63		41	MSC	0	(1)	(1)
09/2013		557		357	RYL	0	(14)	(14)
09/2013		743	MXN	9,177	JPM	0	(40)	(40)
09/2013		272		3,490	MSC	0	(4)	(4)
10/2013	MXN	4,916	$	396	BOA	20	0	20
10/2013		6,877		558	HUS	32	0	32
10/2013		6,863		548	MSC	22	0	22
10/2013	RUB	600		18	BRC	0	0	0
10/2013		669		20	HUS	0	0	0
10/2013		327		10	JPM	0	0	0
10/2013	$	88	IDR	923,624	CBK	1	0	1
10/2013		35	RUB	1,114	BRC	0	(2)	(2)
10/2013		22		700	JPM	0	(1)	(1)
04/2014		42	CNY	256	BRC	0	(1)	(1)
04/2014		59		359	CBK	0	(2)	(2)
04/2014		15		91	GST	0	0	0
04/2014		27		164	HUS	0	(1)	(1)
04/2014		26		158	JPM	0	(1)	(1)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(2)	(2)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(4)	(4)
09/2015		274		1,656	CBK	0	(14)	(14)
09/2015		20		123	MSC	0	(1)	(1)

						$697	$(974)	$(277)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	500	$41	$64

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	120.000	07/11/2013	$	14,000	$1	$0
Call - OTC USD versus JPY	MSX		132.000	07/26/2013		6,000	1	0

							$2	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	600	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(2)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		600	1	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(2)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		800	2	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		400	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		300	1	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		200	0	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	300	1	(5)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		2,100	40	(82)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		300	1	(5)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		100	1	(1)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	30,000	2	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		20,000	1	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		20,000	1	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	100	0	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(5)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	1	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(3)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		200	3	(3)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		800	4	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		1,000	17	(17)

								$85	$(131)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$	62	$1	$(1)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013		19	0	0

							$1	$(1)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in JPY	Premium
Balance at 12/31/2012	0	$10,100	EUR 0	JPY 0	$165
Sales	4	23,881	5,446	70,000	152
Closing Buys	0	(13,174)	0	0	(81)
Expirations	(2)	(9,995)	(1,346)	0	(108)
Exercised	(2)	(4,531)	0	0	(42)

Balance at 06/30/2013	0	$6,281	EUR 4,100	JPY 70,000	$86

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.314%	$	200	$3	$30	$(27)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.880%		100	(1)	(2)	1
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.853%		100	(6)	(6)	0
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	0.617%		100	(8)	0	(8)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	1.632%		100	1	6	(5)

								$(11)	$28	$(39)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%	$	100	$2	$1	$1
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		100	1	2	(1)
Japan Government International Bond	BRC	1.000%	06/20/2018	0.732%		100	1	1	0
Japan Government International Bond	DUB	1.000%	06/20/2018	0.732%		300	4	6	(2)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		200	3	4	(1)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		200	3	4	(1)

							$14	$18	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	130,000	$(7)	$5	$(12)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		10,000	(1)	0	(1)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		40,000	(2)	1	(3)

						$(10)	$6	$(16)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	300	$(5)	$(1)	$(4)
Pay	1-Year BRL-CDI	9.530%	01/02/2017	BOA		300	(4)	0	(4)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,300	5	(1)	6
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		400	(2)	0	(2)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	HUS		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	JPM		100	0	0	0

							$(7)	$(2)	$(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $281 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(88)	$0	$(88)
BPS	(14)	(200)	(214)
BRC	(32)	0	(32)
CBK	(64)	0	(64)
FBF	(1)	0	(1)
GLM	42	0	42
GST	1	0	1
HUS	55	0	55
JPM	77	(90)	(13)
MSC	59	(130)	(71)
MYC	(10)	0	(10)
RYL	(7)	0	(7)
UAG	(426)	281	(145)
WST	49	0	49

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$64	$64
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	82	82
Unrealized appreciation on foreign currency contracts	0	0	0	697	0	697
Unrealized appreciation on OTC swap agreements	0	2	0	0	6	8

	$0	$2	$0	$697	$152	$851

Liabilities:
Written options outstanding	$0	$0	$0	$1	$131	$132
Variation margin payable on financial derivative instruments (2)	0	0	0	0	3	3
Unrealized depreciation on foreign currency contracts	0	0	0	974	0	974
Unrealized depreciation on OTC swap agreements	0	61	0	0	11	72

	$0	$61	$0	$975	$145	$1,181

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(2)	$0	$(2)
Net realized gain on futures contracts	0	0	0	0	229	229
Net realized gain (loss) on written options	0	0	0	(5)	92	87
Net realized gain (loss) on swaps	0	20	0	90	(260)	(150)
Net realized (loss) on foreign currency transactions	0	0	0	(3,022)	0	(3,022)

	$0	$20	$0	$(2,939)	$61	$(2,858)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(2)	$24	$22
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(39)	(39)
Net change in unrealized (depreciation) on written options	0	0	0	(1)	(42)	(43)
Net change in unrealized (depreciation) on swaps	0	(40)	0	(35)	(68)	(143)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	627	0	627

	$0	$(40)	$0	$589	$(125)	$424

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(22) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(237) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$103	$0	$103
Sovereign Issues	0	113	0	113
Brazil
Sovereign Issues	0	1,661	0	1,661
Canada
Corporate Bonds & Notes	0	305	0	305
Sovereign Issues	0	856	0	856
Cayman Islands
Asset-Backed Securities	0	20	0	20
France
Corporate Bonds & Notes	0	1,621	0	1,621
Germany
Corporate Bonds & Notes	0	3,828	0	3,828
Sovereign Issues	0	1,880	0	1,880
Guernsey, Channel Islands
Corporate Bonds & Notes	0	131	0	131
Ireland
Asset-Backed Securities	0	306	0	306
Corporate Bonds & Notes	0	973	0	973
Mortgage-Backed Securities	0	217	0	217
Italy
Asset-Backed Securities	0	93	0	93
Mortgage-Backed Securities	0	134	0	134
Sovereign Issues	0	2,116	0	2,116
Luxembourg
Corporate Bonds & Notes	0	134	0	134
Mexico
Sovereign Issues	0	63	0	63
Netherlands
Asset-Backed Securities	0	237	0	237
Corporate Bonds & Notes	0	844	0	844
New Zealand
Sovereign Issues	0	1,781	0	1,781
Norway
Corporate Bonds & Notes	0	301	0	301
Spain
Corporate Bonds & Notes	0	233	0	233
Sovereign Issues	0	3,819	0	3,819

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Supranational
Corporate Bonds & Notes	$0	$1,365	$0	$1,365
United Kingdom
Corporate Bonds & Notes	0	661	0	661
Mortgage-Backed Securities	0	2,840	0	2,840
Sovereign Issues	0	4,944	0	4,944
United States
Asset-Backed Securities	0	287	0	287
Corporate Bonds & Notes	0	1,208	0	1,208
Mortgage-Backed Securities	0	2,173	448	2,621
U.S. Government Agencies	0	1,682	745	2,427
U.S. Treasury Obligations	0	3,274	0	3,274
Short-Term Instruments
Commercial Paper	0	399	0	399
Repurchase Agreements	0	600	0	600
Short-Term Notes	0	783	0	783
Mexico Treasury Bills	0	4,358	0	4,358
Central Funds Used for Cash Management Purposes	2,620	0	0	2,620
Purchased Options
Foreign Exchange Contracts	0	0	0	0
Interest Rate Contracts	0	64	0	64
	$2,620	$46,407	$1,193	$50,220

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	697	0	697
Interest Rate Contracts	213	17	0	230
	$213	$716	$0	$929

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(61)	0	(61)
Foreign Exchange Contracts	0	(975)	0	(975)
Interest Rate Contracts	(235)	(390)	0	(625)

	$(235)	$(1,426)	$0	$(1,661)

Totals	$2,598	$45,697	$1,193	$49,488

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
United States
Mortgage-Backed Securities	$0	$448	$0	$0	$0	$0	$0	$0	$448	$0
U.S. Government Agencies	822	0	(75)	0	0	(2)	0	0	745	(1)

Totals	$822	$448	$(75)	$0	$0	$(2)	$0	$0	$1,193	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
United States
Mortgage-Backed Securities	$448	Third Party Vendor	Broker Quote	103.31
U.S. Government Agencies	745	Third Party Vendor	Broker Quote	99.98-100.63

Total	$1,193

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings

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banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in

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Notes to Financial Statements (Cont.)

foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency,

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interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the

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Notes to Financial Statements (Cont.)

Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time

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prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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Notes to Financial Statements (Cont.)

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

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investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$502	$1,711

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,514	$29,406	$(28,300)	$0	$0	$2,620	$6	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$25,816	$25,220	$15,950	$20,135

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$17	1	$10
Administrative Class	570	6,439	423	5,104
Advisor Class	1,173	13,221	522	6,264
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	9	100	56	668
Advisor Class	26	293	227	2,687

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount
Cost of shares redeemed
Institutional Class	(1)	$(15)	0	$0
Administrative Class	(225)	(2,537)	(338)	(4,026)
Advisor Class	(561)	(6,242)	(1,192)	(14,247)
Net increase resulting from Portfolio share transactions	992	$11,276	(301)	$(3,540)

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 68% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$51,051	$741	$(1,572)	$(831)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BOS	Banc of America Securities LLC	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	USD	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT17SAR_063013

-

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	19.7%
Short-Term Instruments	17.4%
United Kingdom	16.8%
Germany	11.4%
Spain	8.1%
Other	26.6%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class	-8.74%	-4.43%	-5.09%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	-7.41%	-6.20%	-6.44%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.79% for Institutional Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$912.60	$1,020.98
Expenses Paid During Period†	$3.65	$3.86
Net Annualized Expense Ratio	0.77%	0.77%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in provincial and government-guaranteed debt in Europe contributed to relative performance as spreads for these securities tightened during the reporting period.

»	An overweight to inflation-linked debt in the U.K. contributed to relative gains as breakeven inflation rose during the reporting period.

»

Underweights to duration (or sensitivity to changes in market interest rates) in Italy and Spain detracted from relative performance as the spread over euro-swaps for these countries’ sovereign debt tightened during the reporting period.

»

An underweight to duration in Japan, particularly in the first quarter of the reporting period, detracted from relative performance early in the reporting period as Japanese yen-swap rates fell significantly during that period.

»	An overweight to duration in the U.K. detracted from relative performance as British pound sterling-swap rates rose during the reporting period.

»	An overweight to the Brazilian real during May 2013 detracted from relative performance as the currency depreciated relative to the U.S. dollar during that period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$11.81	$11.90
Net investment income (a)	0.12	0.23
Net realized/unrealized gain (loss)	(1.15)	0.14
Total income (loss) from investment operations	(1.03)	0.37
Dividends from net investment income	(0.10)	(0.19)
Distributions from net realized capital gains	0.00	(0.27)
Total distributions	(0.10)	(0.46)
Net asset value end of year or period	$10.68	$11.81
Total return	(8.74)%	3.10%
Net assets end of year or period (000s)	$9	$10
Ratio of expenses to average net assets	0.77%*	0.79	%*
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75	%*
Ratio of net investment income to average net assets	2.12%*	2.85	%*
Portfolio turnover rate	97%**	309	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$47,000
Investments in Affiliates, at value	2,620
Repurchase agreements, at value	600
Cash	278
Deposits with counterparty	497
Foreign currency, at value	460
Receivable for investments sold	4,825
OTC swap premiums paid	62
Variation margin receivable on financial derivative instruments	82
Unrealized appreciation on foreign currency contracts	697
Unrealized appreciation on OTC swap agreements	8
Receivable for Portfolio shares sold	2
Interest and dividends receivable	292
57,423

Liabilities:
Payable for investments purchased	$3,273
Payable for sale-buyback transactions	2,014
Written options outstanding	132
OTC swap premiums received	12
Variation margin payable on financial derivative instruments	3
Unrealized depreciation on foreign currency contracts	974
Unrealized depreciation on OTC swap agreements	72
Deposits from counterparty	420
Payable for Portfolio shares redeemed	304
Accrued investment advisory fees	10
Accrued supervisory and administrative fees	20
Accrued distribution fees	8
Accrued servicing fees	1
7,243

Net Assets	$50,180

Net Assets Consist of:
Paid in capital	$53,423
(Overdistributed) net investment income	(755)
Accumulated undistributed net realized (loss)	(1,089)
Net unrealized (depreciation)	(1,399)
$50,180

Net Assets:
Institutional Class	$9
Administrative Class	12,769
Advisor Class	37,402

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	1,196
Advisor Class	3,503

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.68
Administrative Class	10.68
Advisor Class	10.68

Cost of Investments	$47,747
Cost of Investments in Affiliates	$2,620
Cost of Repurchase Agreements	$600
Cost of Foreign Currency Held	$464
Premiums Received on Written Options	$86

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$705
Dividends from Affiliate investments	6
Total Income	711

Expenses:
Investment advisory fees	61
Supervisory and administrative fees	121
Servicing fees - Administrative Class	9
Distribution and/or servicing fees - Advisor Class	46
Interest expense	4
Total Expenses	241

Net Investment Income	470

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	755
Net realized gain on futures contracts	229
Net realized gain on written options	87
Net realized (loss) on swaps	(150)
Net realized (loss) on foreign currency transactions	(3,095)
Net change in unrealized (depreciation) on investments	(3,260)
Net change in unrealized (depreciation) on futures contracts	(39)
Net change in unrealized (depreciation) on written options	(43)
Net change in unrealized (depreciation) on swaps	(143)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	689
Net (Loss)	(4,970)

Net (Decrease) in Net Assets Resulting from Operations	$(4,500)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$470	$1,133
Net realized gain (loss)	(2,174)	68
Net realized gain on Affiliate investments	0	1
Net change in unrealized appreciation (depreciation)	(2,796)	1,024
Net increase (decrease) resulting from operations	(4,500)	2,226

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(100)	(443)
Advisor Class	(293)	(1,916)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(225)
Advisor Class	0	(771)

Total Distributions	(393)	(3,355)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	11,276	(3,540)

Total Increase (Decrease) in Net Assets	6,383	(4,669)

Net Assets:
Beginning of period	43,797	48,466
End of period*	$50,180	$43,797

*Including (overdistributed) net investment income of:	$(755)	$(832)

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.4%

CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$103

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	113

Total Australia (Cost $221)			216

BRAZIL 3.3%

SOVEREIGN ISSUES 3.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	4,030	1,258
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		950	403

Total Brazil (Cost $1,802)			1,661

CANADA 2.3%

CORPORATE BONDS & NOTES 0.6%
Toronto-Dominion Bank
1.625% due 09/14/2016		$300	305

SOVEREIGN ISSUES 1.7%
Province of Ontario
3.150% due 06/02/2022	CAD	200	189
4.000% due 12/03/2019	EUR	100	149
4.000% due 06/02/2021	CAD	100	102
6.200% due 06/02/2031		100	124
Province of Quebec
3.000% due 09/01/2023		100	92
3.500% due 12/01/2022		100	97
4.250% due 12/01/2021		100	103

			856

Total Canada (Cost $1,214)			1,161

CAYMAN ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%
Landmark CDO Ltd.
0.575% due 06/01/2017		$20	20

Total Cayman Islands (Cost $19)			20

FRANCE 3.2%

CORPORATE BONDS & NOTES 3.2%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	205
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	207
Dexia Credit Local S.A.
0.756% due 04/29/2014		600	601
2.750% due 01/10/2014		300	303
2.750% due 04/29/2014		300	305

Total France (Cost $1,597)			1,621

GERMANY 11.4%

CORPORATE BONDS & NOTES 7.6%
FMS Wertmanagement AoeR
0.327% due 02/18/2015	EUR	900	1,173
2.375% due 12/15/2014		100	134
2.750% due 06/03/2016		300	415
3.375% due 06/17/2021		200	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KFW
0.625% due 05/29/2015	EUR	400	$524
5.500% due 02/09/2022	AUD	500	482
6.000% due 08/20/2020		100	100
6.250% due 05/19/2021		700	708

			3,828

SOVEREIGN ISSUES 3.8%
Republic of Germany
1.500% due 02/15/2023	EUR	300	384
4.000% due 01/04/2037		600	997
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	499

			1,880

Total Germany (Cost $6,048)			5,708

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	100	131

Total Guernsey, Channel Islands (Cost $134)			131

IRELAND 2.9%

ASSET-BACKED SECURITIES 0.6%
Mercator CLO PLC
0.437% due 02/18/2024	EUR	183	234
NAC EuroLoan Advantage Ltd.
1.593% due 04/20/2019	GBP	48	72

			306

CORPORATE BONDS & NOTES 1.9%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	973

MORTGAGE-BACKED SECURITIES 0.4%
Opera Finance PLC
0.428% due 10/20/2014		168	217

Total Ireland (Cost $1,490)			1,496

ITALY 4.7%

ASSET-BACKED SECURITIES 0.2%
Berica ABS SRL
0.522% due 12/30/2055	EUR	74	93

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.537% due 03/31/2048		112	134

SOVEREIGN ISSUES 4.2%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		1,400	1,826
4.500% due 08/01/2018		100	137
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	153

			2,116

Total Italy (Cost $2,358)			2,343

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	$134

Total Luxembourg (Cost $134)			134

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	600	63

Total Mexico (Cost $66)			63

NETHERLANDS 2.2%

ASSET-BACKED SECURITIES 0.5%
Euro-Galaxy CLO BV
0.448% due 10/23/2021	EUR	187	237

CORPORATE BONDS & NOTES 1.7%
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	208
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		200	196
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		200	206
NIBC Bank NV
3.500% due 04/07/2014	EUR	100	134

			844

Total Netherlands (Cost $1,064)			1,081

NEW ZEALAND 3.6%

SOVEREIGN ISSUES 3.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	746
5.500% due 04/15/2023		600	516
6.000% due 05/15/2021		500	442
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		100	77

Total New Zealand (Cost $1,706)			1,781

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
3.000% due 11/17/2014		$300	301

Total Norway (Cost $290)			301

SPAIN 8.1%

CORPORATE BONDS & NOTES 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	100	132
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			233

SOVEREIGN ISSUES 7.6%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	132
Instituto de Credito Oficial
1.966% due 03/25/2014		400	522
4.500% due 07/08/2014		100	133
4.530% due 03/17/2016	CAD	100	94

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spain Government International Bond
3.000% due 04/30/2015	EUR	1,000	$1,317
4.100% due 07/30/2018		100	133
4.500% due 01/31/2018		1,000	1,351
Xunta de Galicia
5.763% due 04/03/2017		100	137

			3,819

Total Spain (Cost $4,148)			4,052

SUPRANATIONAL 2.7%

CORPORATE BONDS & NOTES 2.7%
EUROFIMA
5.625% due 10/24/2016	AUD	100	97
European Union
2.500% due 12/04/2015	EUR	200	273
2.750% due 06/03/2016		200	277
3.250% due 04/04/2018		500	718

Total Supranational (Cost $1,380)			1,365

UNITED KINGDOM 16.9%

CORPORATE BONDS & NOTES 1.3%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	401
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	170
Royal Bank of Scotland PLC
3.790% due 10/27/2014	AUD	100	90

			661

MORTGAGE-BACKED SECURITIES 5.7%
Eurosail PLC
0.360% due 12/10/2044	EUR	80	96
0.365% due 03/13/2045		85	103
0.666% due 03/13/2045	GBP	171	240
Fosse Master Issuer PLC
2.604% due 10/18/2054		100	155
Granite Master Issuer PLC
0.332% due 12/20/2054		$130	121
0.440% due 12/17/2054	EUR	100	120
0.532% due 12/20/2054		$100	92
Granite Mortgages PLC
0.829% due 06/20/2044	GBP	54	81
Great Hall Mortgages PLC
0.403% due 06/18/2039		$62	55
Hercules Eclipse PLC
0.744% due 10/25/2018	GBP	189	265
Holmes Master Issuer PLC
1.611% due 10/15/2054	EUR	123	161
Kensington Mortgage Securities PLC
0.378% due 06/14/2040		65	79
Leek Finance Ltd.
0.532% due 09/21/2038		$271	273
Mansard Mortgages PLC
1.160% due 12/15/2049	GBP	202	285
Newgate Funding PLC
1.509% due 12/15/2050		200	259
RMAC Securities PLC
0.354% due 06/12/2044	EUR	172	200
0.676% due 06/12/2044	GBP	188	255

			2,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	412	$650
1.750% due 09/07/2022		300	431
1.875% due 11/22/2022 (c)(f)		850	1,583
3.250% due 01/22/2044		100	143
4.250% due 12/07/2027		200	350
4.250% due 06/07/2032		400	695
4.250% due 09/07/2039		200	345
4.250% due 12/07/2040		100	172
4.500% due 12/07/2042		100	180
4.750% due 12/07/2038		100	186
6.000% due 12/07/2028		100	209

			4,944

Total United Kingdom (Cost $8,515)			8,445

UNITED STATES 19.5%

ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		$48	48
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		65	65
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	136	174

			287

CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
3.672% due 06/20/2014		$200	203
International Lease Finance Corp.
6.500% due 09/01/2014		100	105
6.750% due 09/01/2016		100	108
Jones Group, Inc.
5.125% due 11/15/2014		100	104
Lynx Corp.
6.000% due 04/15/2021	GBP	100	152
Merrill Lynch & Co., Inc.
4.875% due 05/30/2014	EUR	100	135
PulteGroup, Inc.
5.200% due 02/15/2015		$100	105
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	87
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	142
4.375% due 09/16/2014		50	67

			1,208

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Large Loan Trust
2.493% due 11/15/2015		$357	359
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		28	27
Commercial Mortgage Pass-Through Certificates
2.523% due 07/10/2046 (a)		1,967	97
2.594% due 07/10/2046 (a)		1,597	114
Credit Suisse Mortgage Capital Certificates
5.921% due 12/18/2049		188	212
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.561% due 11/10/2046 (a)		484	20
First Horizon Mortgage Pass-Through Trust
2.598% due 05/25/2037 ^		65	52
Harborview Mortgage Loan Trust
0.472% due 02/19/2036		455	326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac CMB Trust
0.913% due 10/25/2034	$127	$103
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035	41	36
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	212
JPMorgan Mortgage Trust
2.818% due 02/25/2036 ^	46	40
Mellon Residential Funding Corp.
1.053% due 08/15/2032	95	92
Merrill Lynch Mortgage Investors Trust
2.540% due 02/25/2035	28	28
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	100	114
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.662% due 12/15/2048 (a)	398	31
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049	100	111
Structured Asset Securities Corp.
2.718% due 10/28/2035	111	104
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	32	30
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045	433	448
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 10/25/2035	65	61

		2,621

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
0.623% due 11/25/2040	114	114
0.643% due 11/25/2040	131	133
4.000% due 07/01/2043	900	938
4.500% due 02/01/2039	87	92
Freddie Mac
0.793% due 12/15/2037	43	44
NCUA Guaranteed Notes
0.563% due 11/06/2017	585	585
0.753% due 12/08/2020	159	160
Small Business Administration
5.980% due 05/01/2022	111	121
Tennessee Valley Authority
6.250% due 12/15/2017	200	240

		2,427

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
2.875% due 05/15/2043 (j)	100	88
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	101	99
0.125% due 01/15/2023 (g)(j)	806	781
U.S. Treasury Notes
1.750% due 05/15/2023	100	94
2.000% due 02/15/2023 (f)	2,300	2,212

		3,274

Total United States (Cost $9,841)		9,817

SHORT-TERM INSTRUMENTS 17.5%

COMMERCIAL PAPER 0.8%
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013	$400	399

REPURCHASE AGREEMENTS (e) 1.2%
		600

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 1.6%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	600	$783

MEXICO TREASURY BILLS 8.7%
4.163% due 09/19/2013 - 10/17/2013 (b)	MXN	57,000	4,358

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.2%
PIMCO Short-Term Floating NAV Portfolio		261,889	2,620

Total Short-Term Instruments (Cost $8,897)			8,760

MARKET VALUE (000S)
PURCHASED OPTIONS (h) 0.1%
(Cost $43)	$64

Total Investments 100.1% (Cost $50,967)	$50,220

Written Options (i) (0.3%) (Premiums $86)	(132)

Other Assets and Liabilities (Net) 0.2%	92

Net Assets 100.0%	$50,180

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(625)	$600	$600

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.070%	06/27/2013	07/12/2013	$ 772	$(772)
BPS	0.531%	04/11/2013	07/11/2013	GBP 820	(1,242)

					$(2,014)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,808 at a weighted average interest rate of 0.479%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $1,899 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BOA	$600	$(625)	$(25)

Master Securities Forward Transactions Agreement
BCY	(772)	769	(3)
BPS	(1,242)	1,130	(112)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	7	$(2)
3-Month Euribor December Futures	Long	12/2015	13	(6)
3-Month Euribor March Futures	Long	03/2015	1	0
3-Month Euribor March Futures	Long	03/2016	2	(2)
3-Month Euribor September Futures	Long	09/2015	18	(12)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	35	121
Australia Government 3-Year Bond September Futures	Long	09/2013	1	(1)
Canada Government 10-Year Bond September Futures	Short	09/2013	5	25
Euro-Bobl September Futures	Short	09/2013	4	(2)
Euro-Bund 10-Year Bond September Futures	Long	09/2013	49	(144)
Japan Government 10-Year Bond September Futures	Long	09/2013	6	9
U.S. Treasury 10-Year Note September Futures	Long	09/2013	12	(38)
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	7	31
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	3	23
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	6	0
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	11	(10)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	34	(4)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	22	4
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	6	0
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	18	(14)

				$(22)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	100	$5	$4
Receive	3-Month USD-LIBOR	1.700%	03/20/2018	$	2,500	(38)	(8)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(1)	7
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	400	0	0
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	3,500	3	(3)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	480,000	(190)	(188)
Pay	6-Month JPY-LIBOR	1.550%	04/10/2043		40,000	(35)	(36)
Pay	6-Month JPY-LIBOR	1.723%	04/12/2043		30,000	(13)	(13)

						$(269)	$(237)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $411 and cash of $497 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
BOS	$(121)	$39
DEU	65	22
SAL	121	2
UBS	(87)	9

Centrally Cleared Swaps
BCY	1	0
DEU	(2)	1
FOB	(239)	7
SAL	3	(1)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	201	$	193	BRC	$10	$0	$10
07/2013		5		5	DUB	0	0	0
07/2013		7		7	HUS	0	0	0
07/2013		226		216	JPM	10	0	10
07/2013		379		362	RYL	16	0	16
07/2013		705		690	WST	45	0	45
07/2013	BRL	41		18	BRC	0	0	0
07/2013		190		92	FBF	7	0	7
07/2013		78		37	HUS	2	0	2
07/2013		75		34	MSC	0	0	0
07/2013		247		118	UAG	7	0	7
07/2013	CAD	47		45	WST	0	0	0
07/2013	EUR	157		205	BOA	1	0	1
07/2013	IDR	923,624		89	CBK	0	(3)	(3)
07/2013	JPY	41,634		424	WST	4	0	4
07/2013	MXN	2,953		229	GLM	1	0	1
07/2013		9,859		765	MSC	5	0	5
07/2013	NZD	19		15	BPS	0	0	0
07/2013		48		37	BRC	0	0	0
07/2013		90		72	JPM	3	0	3
07/2013		2,362		1,932	UAG	103	0	103
07/2013	$	175	AUD	185	CBK	0	(5)	(5)
07/2013		74		77	RYL	0	(3)	(3)
07/2013		20	BRL	41	BRC	0	(2)	(2)
07/2013		89		190	FBF	0	(4)	(4)
07/2013		35		78	HUS	0	0	0
07/2013		35		75	MSC	0	(1)	(1)
07/2013		117		247	UAG	0	(6)	(6)
07/2013		94	IDR	923,624	JPM	0	(2)	(2)
07/2013		6	INR	326	DUB	0	(1)	(1)
07/2013		6		308	JPM	0	(1)	(1)
07/2013		2		125	MSC	0	0	0
07/2013		11,050	JPY	1,092,112	BPS	0	(38)	(38)
07/2013		115		11,100	BRC	0	(3)	(3)
07/2013		199		19,600	CBK	0	(1)	(1)
07/2013		80		7,800	MSC	0	(1)	(1)
07/2013		10,232		973,442	UAG	0	(417)	(417)
07/2013		767	MXN	9,989	HUS	3	0	3
07/2013		227		2,991	JPM	4	0	4
07/2013		120	NZD	154	BPS	0	(1)	(1)
07/2013		37	ZAR	350	BRC	0	(2)	(2)
07/2013		11		103	CBK	0	(1)	(1)
07/2013		44		414	MSC	0	(2)	(2)
07/2013		55		551	UAG	1	0	1
07/2013	ZAR	1,054	$	116	BOA	9	0	9
07/2013		102		10	BRC	0	0	0
07/2013		264		28	JPM	1	0	1
08/2013	BRL	125		58	BOA	2	0	2
08/2013		915		425	BRC	18	0	18
08/2013		40		19	CBK	1	0	1
08/2013		394		185	DUB	10	0	10
08/2013		443		205	FBF	8	0	8
08/2013		226		105	HUS	4	0	4
08/2013		3,765		1,748	JPM	72	0	72
08/2013		739		341	MSC	12	0	12
08/2013		972		451	UAG	19	0	19
08/2013	CNY	7,234		1,153	UAG	0	(15)	(15)
08/2013	MXN	16,709		1,325	GLM	41	0	41
08/2013		10,789		839	MSC	9	0	9
08/2013	NOK	3,123		541	UAG	28	0	28
08/2013	$	309	AUD	329	BRC	0	(9)	(9)
08/2013		103	BRL	210	FBF	0	(10)	(10)
08/2013		223		476	HUS	0	(11)	(11)
08/2013		149		323	MSC	0	(5)	(5)
08/2013		1,624		3,311	UAG	0	(151)	(151)
08/2013		160	CNY	1,000	DUB	2	0	2
08/2013		402		2,539	UAG	8	0	8

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	$	479	DKK	2,707	BRC	$0	$(7)	$(7)
08/2013		2,103	MXN	27,851	JPM	38	0	38
08/2013		16	NOK	95	CBK	0	(1)	(1)
08/2013		320	SEK	2,079	HUS	0	(10)	(10)
09/2013	EUR	654	$	866	CBK	15	0	15
09/2013		135		177	DUB	1	0	1
09/2013		1,262		1,664	MSC	21	0	21
09/2013	GBP	267		415	CBK	9	0	9
09/2013		2,276		3,493	HUS	33	0	33
09/2013	MXN	260		20	BOA	0	0	0
09/2013		31,267		2,421	BPS	25	0	25
09/2013		361		28	BRC	0	0	0
09/2013		4,513		348	CBK	2	0	2
09/2013		1,960		152	FBF	2	0	2
09/2013		3,080		240	HUS	5	(1)	4
09/2013		136		10	JPM	0	0	0
09/2013		6,361		493	MSC	5	0	5
09/2013	$	447	CAD	456	CBK	0	(14)	(14)
09/2013		35	CLP	17,244	UAG	0	(1)	(1)
09/2013		6,525	EUR	4,941	BOA	0	(92)	(92)
09/2013		467		354	BRC	0	(6)	(6)
09/2013		1,155		885	FBF	0	(2)	(2)
09/2013		577	GBP	373	BRC	0	(10)	(10)
09/2013		1,114		710	CBK	0	(34)	(34)
09/2013		527		339	DUB	0	(11)	(11)
09/2013		56		37	FBF	0	0	0
09/2013		63		41	MSC	0	(1)	(1)
09/2013		557		357	RYL	0	(14)	(14)
09/2013		743	MXN	9,177	JPM	0	(40)	(40)
09/2013		272		3,490	MSC	0	(4)	(4)
10/2013	MXN	4,916	$	396	BOA	20	0	20
10/2013		6,877		558	HUS	32	0	32
10/2013		6,863		548	MSC	22	0	22
10/2013	RUB	600		18	BRC	0	0	0
10/2013		669		20	HUS	0	0	0
10/2013		327		10	JPM	0	0	0
10/2013	$	88	IDR	923,624	CBK	1	0	1
10/2013		35	RUB	1,114	BRC	0	(2)	(2)
10/2013		22		700	JPM	0	(1)	(1)
04/2014		42	CNY	256	BRC	0	(1)	(1)
04/2014		59		359	CBK	0	(2)	(2)
04/2014		15		91	GST	0	0	0
04/2014		27		164	HUS	0	(1)	(1)
04/2014		26		158	JPM	0	(1)	(1)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(2)	(2)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(4)	(4)
09/2015		274		1,656	CBK	0	(14)	(14)
09/2015		20		123	MSC	0	(1)	(1)

						$697	$(974)	$(277)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	500	$41	$64

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	120.000	07/11/2013	$	14,000	$1	$0
Call - OTC USD versus JPY	MSX		132.000	07/26/2013		6,000	1	0

							$2	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	600	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(2)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		600	1	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(2)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		800	2	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		400	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		300	1	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		200	0	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	300	1	(5)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		2,100	40	(82)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		300	1	(5)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		100	1	(1)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	30,000	2	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		20,000	1	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		20,000	1	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	100	0	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(5)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	1	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(3)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		200	3	(3)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		800	4	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		1,000	17	(17)

								$85	$(131)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$	62	$1	$(1)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013		19	0	0

							$1	$(1)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in JPY	Premium
Balance at 12/31/2012	0	$10,100	EUR 0	JPY 0	$165
Sales	4	23,881	5,446	70,000	152
Closing Buys	0	(13,174)	0	0	(81)
Expirations	(2)	(9,995)	(1,346)	0	(108)
Exercised	(2)	(4,531)	0	0	(42)

Balance at 06/30/2013	0	$6,281	EUR 4,100	JPY 70,000	$86

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.314%	$	200	$3	$30	$(27)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.880%		100	(1)	(2)	1
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.853%		100	(6)	(6)	0
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	0.617%		100	(8)	0	(8)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	1.632%		100	1	6	(5)

								$(11)	$28	$(39)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%	$	100	$2	$1	$1
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		100	1	2	(1)
Japan Government International Bond	BRC	1.000%	06/20/2018	0.732%		100	1	1	0
Japan Government International Bond	DUB	1.000%	06/20/2018	0.732%		300	4	6	(2)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		200	3	4	(1)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		200	3	4	(1)

							$14	$18	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	130,000	$(7)	$5	$(12)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		10,000	(1)	0	(1)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		40,000	(2)	1	(3)

						$(10)	$6	$(16)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	300	$(5)	$(1)	$(4)
Pay	1-Year BRL-CDI	9.530%	01/02/2017	BOA		300	(4)	0	(4)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,300	5	(1)	6
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		400	(2)	0	(2)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	HUS		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	JPM		100	0	0	0

							$(7)	$(2)	$(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $281 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(88)	$0	$(88)
BPS	(14)	(200)	(214)
BRC	(32)	0	(32)
CBK	(64)	0	(64)
FBF	(1)	0	(1)
GLM	42	0	42
GST	1	0	1
HUS	55	0	55
JPM	77	(90)	(13)
MSC	59	(130)	(71)
MYC	(10)	0	(10)
RYL	(7)	0	(7)
UAG	(426)	281	(145)
WST	49	0	49

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$64	$64
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	82	82
Unrealized appreciation on foreign currency contracts	0	0	0	697	0	697
Unrealized appreciation on OTC swap agreements	0	2	0	0	6	8

	$0	$2	$0	$697	$152	$851

Liabilities:
Written options outstanding	$0	$0	$0	$1	$131	$132
Variation margin payable on financial derivative instruments (2)	0	0	0	0	3	3
Unrealized depreciation on foreign currency contracts	0	0	0	974	0	974
Unrealized depreciation on OTC swap agreements	0	61	0	0	11	72

	$0	$61	$0	$975	$145	$1,181

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(2)	$0	$(2)
Net realized gain on futures contracts	0	0	0	0	229	229
Net realized gain (loss) on written options	0	0	0	(5)	92	87
Net realized gain (loss) on swaps	0	20	0	90	(260)	(150)
Net realized (loss) on foreign currency transactions	0	0	0	(3,022)	0	(3,022)

	$0	$20	$0	$(2,939)	$61	$(2,858)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(2)	$24	$22
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(39)	(39)
Net change in unrealized (depreciation) on written options	0	0	0	(1)	(42)	(43)
Net change in unrealized (depreciation) on swaps	0	(40)	0	(35)	(68)	(143)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	627	0	627

	$0	$(40)	$0	$589	$(125)	$424

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(22) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(237) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$103	$0	$103
Sovereign Issues	0	113	0	113
Brazil
Sovereign Issues	0	1,661	0	1,661
Canada
Corporate Bonds & Notes	0	305	0	305
Sovereign Issues	0	856	0	856
Cayman Islands
Asset-Backed Securities	0	20	0	20
France
Corporate Bonds & Notes	0	1,621	0	1,621
Germany
Corporate Bonds & Notes	0	3,828	0	3,828
Sovereign Issues	0	1,880	0	1,880
Guernsey, Channel Islands
Corporate Bonds & Notes	0	131	0	131
Ireland
Asset-Backed Securities	0	306	0	306
Corporate Bonds & Notes	0	973	0	973
Mortgage-Backed Securities	0	217	0	217
Italy
Asset-Backed Securities	0	93	0	93
Mortgage-Backed Securities	0	134	0	134
Sovereign Issues	0	2,116	0	2,116
Luxembourg
Corporate Bonds & Notes	0	134	0	134
Mexico
Sovereign Issues	0	63	0	63
Netherlands
Asset-Backed Securities	0	237	0	237
Corporate Bonds & Notes	0	844	0	844
New Zealand
Sovereign Issues	0	1,781	0	1,781
Norway
Corporate Bonds & Notes	0	301	0	301
Spain
Corporate Bonds & Notes	0	233	0	233
Sovereign Issues	0	3,819	0	3,819

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Supranational
Corporate Bonds & Notes	$0	$1,365	$0	$1,365
United Kingdom
Corporate Bonds & Notes	0	661	0	661
Mortgage-Backed Securities	0	2,840	0	2,840
Sovereign Issues	0	4,944	0	4,944
United States
Asset-Backed Securities	0	287	0	287
Corporate Bonds & Notes	0	1,208	0	1,208
Mortgage-Backed Securities	0	2,173	448	2,621
U.S. Government Agencies	0	1,682	745	2,427
U.S. Treasury Obligations	0	3,274	0	3,274
Short-Term Instruments
Commercial Paper	0	399	0	399
Repurchase Agreements	0	600	0	600
Short-Term Notes	0	783	0	783
Mexico Treasury Bills	0	4,358	0	4,358
Central Funds Used for Cash Management Purposes	2,620	0	0	2,620
Purchased Options
Foreign Exchange Contracts	0	0	0	0
Interest Rate Contracts	0	64	0	64
	$2,620	$46,407	$1,193	$50,220

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	697	0	697
Interest Rate Contracts	213	17	0	230
	$213	$716	$0	$929

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(61)	0	(61)
Foreign Exchange Contracts	0	(975)	0	(975)
Interest Rate Contracts	(235)	(390)	0	(625)

	$(235)	$(1,426)	$0	$(1,661)

Totals	$2,598	$45,697	$1,193	$49,488

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
United States
Mortgage-Backed Securities	$0	$448	$0	$0	$0	$0	$0	$0	$448	$0
U.S. Government Agencies	822	0	(75)	0	0	(2)	0	0	745	(1)

Totals	$822	$448	$(75)	$0	$0	$(2)	$0	$0	$1,193	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
United States
Mortgage-Backed Securities	$448	Third Party Vendor	Broker Quote	103.31
U.S. Government Agencies	745	Third Party Vendor	Broker Quote	99.98-100.63

Total	$1,193

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in

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Notes to Financial Statements (Cont.)

foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency,

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interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the

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Notes to Financial Statements (Cont.)

Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time

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prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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Notes to Financial Statements (Cont.)

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

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investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$502	$1,711

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,514	$29,406	$(28,300)	$0	$0	$2,620	$6	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$25,816	$25,220	$15,950	$20,135

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$17	1	$10
Administrative Class	570	6,439	423	5,104
Advisor Class	1,173	13,221	522	6,264
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	9	100	56	668
Advisor Class	26	293	227	2,687

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount
Cost of shares redeemed
Institutional Class	(1)	$(15)	0	$0
Administrative Class	(225)	(2,537)	(338)	(4,026)
Advisor Class	(561)	(6,242)	(1,192)	(14,247)
Net increase resulting from Portfolio share transactions	992	$11,276	(301)	$(3,540)

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 68% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$51,051	$741	$(1,572)	$(831)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BOS	Banc of America Securities LLC	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	USD	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT20SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Foreign Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Foreign Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

United States	19.7%
Short-Term Instruments	17.4%
United Kingdom	16.8%
Germany	11.4%
Spain	8.1%
Other	26.6%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (03/31/2009)
PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class	-8.85%	-4.65%	5.28%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD±	-7.41%	-6.20%	3.67%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.04% for Advisor Class shares.

± JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$911.50	$1,019.74
Expenses Paid During Period†	$4.83	$5.11
Net Annualized Expense Ratio	1.02%	1.02%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in provincial and government-guaranteed debt in Europe contributed to relative performance as spreads for these securities tightened during the reporting period.

»	An overweight to inflation-linked debt in the U.K. contributed to relative gains as breakeven inflation rose during the reporting period.

»

Underweights to duration (or sensitivity to changes in market interest rates) in Italy and Spain detracted from relative performance as the spread over euro-swaps for these countries’ sovereign debt tightened during the reporting period.

»

An underweight to duration in Japan, particularly in the first quarter of the reporting period, detracted from relative performance early in the reporting period as Japanese yen-swap rates fell significantly during that period.

»	An overweight to duration in the U.K. detracted from relative performance as British pound sterling-swap rates rose during the reporting period.

»	An overweight to the Brazilian real during May 2013 detracted from relative performance as the currency depreciated relative to the U.S. dollar during that period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	03/31/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$11.81	$12.09	$11.40	$10.64	$10.01
Net investment income (a)	0.11	0.30	0.24	0.14	0.12
Net realized/unrealized gain (loss)	(1.15)	0.31	0.72	0.85	0.83
Total income (loss) from investment operations	(1.04)	0.61	0.96	0.99	0.95
Dividends from net investment income	(0.09)	(0.62)	(0.23)	(0.14)	(0.15)
Distributions from net realized capital gains	0.00	(0.27)	(0.04)	(0.09)	(0.17)
Total distributions	(0.09)	(0.89)	(0.27)	(0.23)	(0.32)
Net asset value end of year or period	$10.68	$11.81	$12.09	$11.40	$10.64
Total return	(8.85)%	5.23%	8.42%	9.36%	9.41%
Net assets end of year or period (000s)	$37,402	$33,844	$39,994	$27,373	$11,076
Ratio of expenses to average net assets	1.02%*	1.04%	1.00%	1.01%	1.00%*
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%*
Ratio of net investment income to average net assets	1.90%*	2.48%	2.00%	1.27%	1.52%*
Portfolio turnover rate	97%**	309%**	166%**	304%**	683%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$47,000
Investments in Affiliates, at value	2,620
Repurchase agreements, at value	600
Cash	278
Deposits with counterparty	497
Foreign currency, at value	460
Receivable for investments sold	4,825
OTC swap premiums paid	62
Variation margin receivable on financial derivative instruments	82
Unrealized appreciation on foreign currency contracts	697
Unrealized appreciation on OTC swap agreements	8
Receivable for Portfolio shares sold	2
Interest and dividends receivable	292
57,423

Liabilities:
Payable for investments purchased	$3,273
Payable for sale-buyback transactions	2,014
Written options outstanding	132
OTC swap premiums received	12
Variation margin payable on financial derivative instruments	3
Unrealized depreciation on foreign currency contracts	974
Unrealized depreciation on OTC swap agreements	72
Deposits from counterparty	420
Payable for Portfolio shares redeemed	304
Accrued investment advisory fees	10
Accrued supervisory and administrative fees	20
Accrued distribution fees	8
Accrued servicing fees	1
7,243

Net Assets	$50,180

Net Assets Consist of:
Paid in capital	$53,423
(Overdistributed) net investment income	(755)
Accumulated undistributed net realized (loss)	(1,089)
Net unrealized (depreciation)	(1,399)
$50,180

Net Assets:
Institutional Class	$9
Administrative Class	12,769
Advisor Class	37,402

Shares Issued and Outstanding:
Institutional Class	1
Administrative Class	1,196
Advisor Class	3,503

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.68
Administrative Class	10.68
Advisor Class	10.68

Cost of Investments	$47,747
Cost of Investments in Affiliates	$2,620
Cost of Repurchase Agreements	$600
Cost of Foreign Currency Held	$464
Premiums Received on Written Options	$86

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$705
Dividends from Affiliate investments	6
Total Income	711

Expenses:
Investment advisory fees	61
Supervisory and administrative fees	121
Servicing fees - Administrative Class	9
Distribution and/or servicing fees - Advisor Class	46
Interest expense	4
Total Expenses	241

Net Investment Income	470

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	755
Net realized gain on futures contracts	229
Net realized gain on written options	87
Net realized (loss) on swaps	(150)
Net realized (loss) on foreign currency transactions	(3,095)
Net change in unrealized (depreciation) on investments	(3,260)
Net change in unrealized (depreciation) on futures contracts	(39)
Net change in unrealized (depreciation) on written options	(43)
Net change in unrealized (depreciation) on swaps	(143)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	689
Net (Loss)	(4,970)

Net (Decrease) in Net Assets Resulting from Operations	$(4,500)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$470	$1,133
Net realized gain (loss)	(2,174)	68
Net realized gain on Affiliate investments	0	1
Net change in unrealized appreciation (depreciation)	(2,796)	1,024
Net increase (decrease) resulting from operations	(4,500)	2,226

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(100)	(443)
Advisor Class	(293)	(1,916)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(225)
Advisor Class	0	(771)

Total Distributions	(393)	(3,355)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	11,276	(3,540)

Total Increase (Decrease) in Net Assets	6,383	(4,669)

Net Assets:
Beginning of period	43,797	48,466
End of period*	$50,180	$43,797

*Including (overdistributed) net investment income of:	$(755)	$(832)

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.4%

CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$103

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	100	113

Total Australia (Cost $221)			216

BRAZIL 3.3%

SOVEREIGN ISSUES 3.3%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	4,030	1,258
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		950	403

Total Brazil (Cost $1,802)			1,661

CANADA 2.3%

CORPORATE BONDS & NOTES 0.6%
Toronto-Dominion Bank
1.625% due 09/14/2016		$300	305

SOVEREIGN ISSUES 1.7%
Province of Ontario
3.150% due 06/02/2022	CAD	200	189
4.000% due 12/03/2019	EUR	100	149
4.000% due 06/02/2021	CAD	100	102
6.200% due 06/02/2031		100	124
Province of Quebec
3.000% due 09/01/2023		100	92
3.500% due 12/01/2022		100	97
4.250% due 12/01/2021		100	103

			856

Total Canada (Cost $1,214)			1,161

CAYMAN ISLANDS 0.0%

ASSET-BACKED SECURITIES 0.0%
Landmark CDO Ltd.
0.575% due 06/01/2017		$20	20

Total Cayman Islands (Cost $19)			20

FRANCE 3.2%

CORPORATE BONDS & NOTES 3.2%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	205
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		200	207
Dexia Credit Local S.A.
0.756% due 04/29/2014		600	601
2.750% due 01/10/2014		300	303
2.750% due 04/29/2014		300	305

Total France (Cost $1,597)			1,621

GERMANY 11.4%

CORPORATE BONDS & NOTES 7.6%
FMS Wertmanagement AoeR
0.327% due 02/18/2015	EUR	900	1,173
2.375% due 12/15/2014		100	134
2.750% due 06/03/2016		300	415
3.375% due 06/17/2021		200	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KFW
0.625% due 05/29/2015	EUR	400	$524
5.500% due 02/09/2022	AUD	500	482
6.000% due 08/20/2020		100	100
6.250% due 05/19/2021		700	708

			3,828

SOVEREIGN ISSUES 3.8%
Republic of Germany
1.500% due 02/15/2023	EUR	300	384
4.000% due 01/04/2037		600	997
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	499

			1,880

Total Germany (Cost $6,048)			5,708

GUERNSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.662% due 12/21/2015	EUR	100	131

Total Guernsey, Channel Islands (Cost $134)			131

IRELAND 2.9%

ASSET-BACKED SECURITIES 0.6%
Mercator CLO PLC
0.437% due 02/18/2024	EUR	183	234
NAC EuroLoan Advantage Ltd.
1.593% due 04/20/2019	GBP	48	72

			306

CORPORATE BONDS & NOTES 1.9%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	973

MORTGAGE-BACKED SECURITIES 0.4%
Opera Finance PLC
0.428% due 10/20/2014		168	217

Total Ireland (Cost $1,490)			1,496

ITALY 4.7%

ASSET-BACKED SECURITIES 0.2%
Berica ABS SRL
0.522% due 12/30/2055	EUR	74	93

MORTGAGE-BACKED SECURITIES 0.3%
Berica Residential MBS SRL
0.537% due 03/31/2048		112	134

SOVEREIGN ISSUES 4.2%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		1,400	1,826
4.500% due 08/01/2018		100	137
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	153

			2,116

Total Italy (Cost $2,358)			2,343

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	$134

Total Luxembourg (Cost $134)			134

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	600	63

Total Mexico (Cost $66)			63

NETHERLANDS 2.2%

ASSET-BACKED SECURITIES 0.5%
Euro-Galaxy CLO BV
0.448% due 10/23/2021	EUR	187	237

CORPORATE BONDS & NOTES 1.7%
Achmea Hypotheekbank NV
0.623% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	208
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		200	196
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		200	206
NIBC Bank NV
3.500% due 04/07/2014	EUR	100	134

			844

Total Netherlands (Cost $1,064)			1,081

NEW ZEALAND 3.6%

SOVEREIGN ISSUES 3.6%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	746
5.500% due 04/15/2023		600	516
6.000% due 05/15/2021		500	442
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		100	77

Total New Zealand (Cost $1,706)			1,781

NORWAY 0.6%

CORPORATE BONDS & NOTES 0.6%
Eksportfinans ASA
3.000% due 11/17/2014		$300	301

Total Norway (Cost $290)			301

SPAIN 8.1%

CORPORATE BONDS & NOTES 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	100	132
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	101

			233

SOVEREIGN ISSUES 7.6%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	132
Instituto de Credito Oficial
1.966% due 03/25/2014		400	522
4.500% due 07/08/2014		100	133
4.530% due 03/17/2016	CAD	100	94

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spain Government International Bond
3.000% due 04/30/2015	EUR	1,000	$1,317
4.100% due 07/30/2018		100	133
4.500% due 01/31/2018		1,000	1,351
Xunta de Galicia
5.763% due 04/03/2017		100	137

			3,819

Total Spain (Cost $4,148)			4,052

SUPRANATIONAL 2.7%

CORPORATE BONDS & NOTES 2.7%
EUROFIMA
5.625% due 10/24/2016	AUD	100	97
European Union
2.500% due 12/04/2015	EUR	200	273
2.750% due 06/03/2016		200	277
3.250% due 04/04/2018		500	718

Total Supranational (Cost $1,380)			1,365

UNITED KINGDOM 16.9%

CORPORATE BONDS & NOTES 1.3%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	401
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	170
Royal Bank of Scotland PLC
3.790% due 10/27/2014	AUD	100	90

			661

MORTGAGE-BACKED SECURITIES 5.7%
Eurosail PLC
0.360% due 12/10/2044	EUR	80	96
0.365% due 03/13/2045		85	103
0.666% due 03/13/2045	GBP	171	240
Fosse Master Issuer PLC
2.604% due 10/18/2054		100	155
Granite Master Issuer PLC
0.332% due 12/20/2054		$130	121
0.440% due 12/17/2054	EUR	100	120
0.532% due 12/20/2054		$100	92
Granite Mortgages PLC
0.829% due 06/20/2044	GBP	54	81
Great Hall Mortgages PLC
0.403% due 06/18/2039		$62	55
Hercules Eclipse PLC
0.744% due 10/25/2018	GBP	189	265
Holmes Master Issuer PLC
1.611% due 10/15/2054	EUR	123	161
Kensington Mortgage Securities PLC
0.378% due 06/14/2040		65	79
Leek Finance Ltd.
0.532% due 09/21/2038		$271	273
Mansard Mortgages PLC
1.160% due 12/15/2049	GBP	202	285
Newgate Funding PLC
1.509% due 12/15/2050		200	259
RMAC Securities PLC
0.354% due 06/12/2044	EUR	172	200
0.676% due 06/12/2044	GBP	188	255

			2,840

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)	GBP	412	$650
1.750% due 09/07/2022		300	431
1.875% due 11/22/2022 (c)(f)		850	1,583
3.250% due 01/22/2044		100	143
4.250% due 12/07/2027		200	350
4.250% due 06/07/2032		400	695
4.250% due 09/07/2039		200	345
4.250% due 12/07/2040		100	172
4.500% due 12/07/2042		100	180
4.750% due 12/07/2038		100	186
6.000% due 12/07/2028		100	209

			4,944

Total United Kingdom (Cost $8,515)			8,445

UNITED STATES 19.5%

ASSET-BACKED SECURITIES 0.6%
HSBC Home Equity Loan Trust
0.342% due 03/20/2036		$48	48
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		65	65
SLM Student Loan Trust
0.469% due 12/15/2023	EUR	136	174

			287

CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
3.672% due 06/20/2014		$200	203
International Lease Finance Corp.
6.500% due 09/01/2014		100	105
6.750% due 09/01/2016		100	108
Jones Group, Inc.
5.125% due 11/15/2014		100	104
Lynx Corp.
6.000% due 04/15/2021	GBP	100	152
Merrill Lynch & Co., Inc.
4.875% due 05/30/2014	EUR	100	135
PulteGroup, Inc.
5.200% due 02/15/2015		$100	105
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	87
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	142
4.375% due 09/16/2014		50	67

			1,208

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Large Loan Trust
2.493% due 11/15/2015		$357	359
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035		28	27
Commercial Mortgage Pass-Through Certificates
2.523% due 07/10/2046 (a)		1,967	97
2.594% due 07/10/2046 (a)		1,597	114
Credit Suisse Mortgage Capital Certificates
5.921% due 12/18/2049		188	212
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	4
1.561% due 11/10/2046 (a)		484	20
First Horizon Mortgage Pass-Through Trust
2.598% due 05/25/2037 ^		65	52
Harborview Mortgage Loan Trust
0.472% due 02/19/2036		455	326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac CMB Trust
0.913% due 10/25/2034	$127	$103
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035	41	36
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	212
JPMorgan Mortgage Trust
2.818% due 02/25/2036 ^	46	40
Mellon Residential Funding Corp.
1.053% due 08/15/2032	95	92
Merrill Lynch Mortgage Investors Trust
2.540% due 02/25/2035	28	28
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.093% due 08/12/2049	100	114
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.662% due 12/15/2048 (a)	398	31
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049	100	111
Structured Asset Securities Corp.
2.718% due 10/28/2035	111	104
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	32	30
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045	433	448
Wells Fargo Mortgage-Backed Securities Trust
2.649% due 10/25/2035	65	61

		2,621

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
0.623% due 11/25/2040	114	114
0.643% due 11/25/2040	131	133
4.000% due 07/01/2043	900	938
4.500% due 02/01/2039	87	92
Freddie Mac
0.793% due 12/15/2037	43	44
NCUA Guaranteed Notes
0.563% due 11/06/2017	585	585
0.753% due 12/08/2020	159	160
Small Business Administration
5.980% due 05/01/2022	111	121
Tennessee Valley Authority
6.250% due 12/15/2017	200	240

		2,427

U.S. TREASURY OBLIGATIONS 6.5%
U.S. Treasury Bonds
2.875% due 05/15/2043 (j)	100	88
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	101	99
0.125% due 01/15/2023 (g)(j)	806	781
U.S. Treasury Notes
1.750% due 05/15/2023	100	94
2.000% due 02/15/2023 (f)	2,300	2,212

		3,274

Total United States (Cost $9,841)		9,817

SHORT-TERM INSTRUMENTS 17.5%

COMMERCIAL PAPER 0.8%
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013	$400	399

REPURCHASE AGREEMENTS (e) 1.2%
		600

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 1.6%
Dexia Credit Local S.A.
1.109% due 09/18/2013	EUR	600	$783

MEXICO TREASURY BILLS 8.7%
4.163% due 09/19/2013 - 10/17/2013 (b)	MXN	57,000	4,358

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 5.2%
PIMCO Short-Term Floating NAV Portfolio		261,889	2,620

Total Short-Term Instruments (Cost $8,897)			8,760

MARKET VALUE (000S)
PURCHASED OPTIONS (h) 0.1%
(Cost $43)	$64

Total Investments 100.1% (Cost $50,967)	$50,220

Written Options (i) (0.3%) (Premiums $86)	(132)

Other Assets and Liabilities (Net) 0.2%	92

Net Assets 100.0%	$50,180

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(625)	$600	$600

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.070%	06/27/2013	07/12/2013	$ 772	$(772)
BPS	0.531%	04/11/2013	07/11/2013	GBP 820	(1,242)

					$(2,014)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,808 at a weighted average interest rate of 0.479%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $1,899 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BOA	$600	$(625)	$(25)

Master Securities Forward Transactions Agreement
BCY	(772)	769	(3)
BPS	(1,242)	1,130	(112)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	7	$(2)
3-Month Euribor December Futures	Long	12/2015	13	(6)
3-Month Euribor March Futures	Long	03/2015	1	0
3-Month Euribor March Futures	Long	03/2016	2	(2)
3-Month Euribor September Futures	Long	09/2015	18	(12)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	35	121
Australia Government 3-Year Bond September Futures	Long	09/2013	1	(1)
Canada Government 10-Year Bond September Futures	Short	09/2013	5	25
Euro-Bobl September Futures	Short	09/2013	4	(2)
Euro-Bund 10-Year Bond September Futures	Long	09/2013	49	(144)
Japan Government 10-Year Bond September Futures	Long	09/2013	6	9
U.S. Treasury 10-Year Note September Futures	Long	09/2013	12	(38)
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	7	31
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	3	23
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	6	0
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	11	(10)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	34	(4)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	22	4
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	6	0
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	18	(14)

				$(22)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	100	$5	$4
Receive	3-Month USD-LIBOR	1.700%	03/20/2018	$	2,500	(38)	(8)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(1)	7
Pay	6-Month EUR-EURIBOR	0.750%	03/19/2015	EUR	400	0	0
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	3,500	3	(3)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	480,000	(190)	(188)
Pay	6-Month JPY-LIBOR	1.550%	04/10/2043		40,000	(35)	(36)
Pay	6-Month JPY-LIBOR	1.723%	04/12/2043		30,000	(13)	(13)

						$(269)	$(237)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $411 and cash of $497 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
BOS	$(121)	$39
DEU	65	22
SAL	121	2
UBS	(87)	9

Centrally Cleared Swaps
BCY	1	0
DEU	(2)	1
FOB	(239)	7
SAL	3	(1)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	201	$	193	BRC	$10	$0	$10
07/2013		5		5	DUB	0	0	0
07/2013		7		7	HUS	0	0	0
07/2013		226		216	JPM	10	0	10
07/2013		379		362	RYL	16	0	16
07/2013		705		690	WST	45	0	45
07/2013	BRL	41		18	BRC	0	0	0
07/2013		190		92	FBF	7	0	7
07/2013		78		37	HUS	2	0	2
07/2013		75		34	MSC	0	0	0
07/2013		247		118	UAG	7	0	7
07/2013	CAD	47		45	WST	0	0	0
07/2013	EUR	157		205	BOA	1	0	1
07/2013	IDR	923,624		89	CBK	0	(3)	(3)
07/2013	JPY	41,634		424	WST	4	0	4
07/2013	MXN	2,953		229	GLM	1	0	1
07/2013		9,859		765	MSC	5	0	5
07/2013	NZD	19		15	BPS	0	0	0
07/2013		48		37	BRC	0	0	0
07/2013		90		72	JPM	3	0	3
07/2013		2,362		1,932	UAG	103	0	103
07/2013	$	175	AUD	185	CBK	0	(5)	(5)
07/2013		74		77	RYL	0	(3)	(3)
07/2013		20	BRL	41	BRC	0	(2)	(2)
07/2013		89		190	FBF	0	(4)	(4)
07/2013		35		78	HUS	0	0	0
07/2013		35		75	MSC	0	(1)	(1)
07/2013		117		247	UAG	0	(6)	(6)
07/2013		94	IDR	923,624	JPM	0	(2)	(2)
07/2013		6	INR	326	DUB	0	(1)	(1)
07/2013		6		308	JPM	0	(1)	(1)
07/2013		2		125	MSC	0	0	0
07/2013		11,050	JPY	1,092,112	BPS	0	(38)	(38)
07/2013		115		11,100	BRC	0	(3)	(3)
07/2013		199		19,600	CBK	0	(1)	(1)
07/2013		80		7,800	MSC	0	(1)	(1)
07/2013		10,232		973,442	UAG	0	(417)	(417)
07/2013		767	MXN	9,989	HUS	3	0	3
07/2013		227		2,991	JPM	4	0	4
07/2013		120	NZD	154	BPS	0	(1)	(1)
07/2013		37	ZAR	350	BRC	0	(2)	(2)
07/2013		11		103	CBK	0	(1)	(1)
07/2013		44		414	MSC	0	(2)	(2)
07/2013		55		551	UAG	1	0	1
07/2013	ZAR	1,054	$	116	BOA	9	0	9
07/2013		102		10	BRC	0	0	0
07/2013		264		28	JPM	1	0	1
08/2013	BRL	125		58	BOA	2	0	2
08/2013		915		425	BRC	18	0	18
08/2013		40		19	CBK	1	0	1
08/2013		394		185	DUB	10	0	10
08/2013		443		205	FBF	8	0	8
08/2013		226		105	HUS	4	0	4
08/2013		3,765		1,748	JPM	72	0	72
08/2013		739		341	MSC	12	0	12
08/2013		972		451	UAG	19	0	19
08/2013	CNY	7,234		1,153	UAG	0	(15)	(15)
08/2013	MXN	16,709		1,325	GLM	41	0	41
08/2013		10,789		839	MSC	9	0	9
08/2013	NOK	3,123		541	UAG	28	0	28
08/2013	$	309	AUD	329	BRC	0	(9)	(9)
08/2013		103	BRL	210	FBF	0	(10)	(10)
08/2013		223		476	HUS	0	(11)	(11)
08/2013		149		323	MSC	0	(5)	(5)
08/2013		1,624		3,311	UAG	0	(151)	(151)
08/2013		160	CNY	1,000	DUB	2	0	2
08/2013		402		2,539	UAG	8	0	8

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	$	479	DKK	2,707	BRC	$0	$(7)	$(7)
08/2013		2,103	MXN	27,851	JPM	38	0	38
08/2013		16	NOK	95	CBK	0	(1)	(1)
08/2013		320	SEK	2,079	HUS	0	(10)	(10)
09/2013	EUR	654	$	866	CBK	15	0	15
09/2013		135		177	DUB	1	0	1
09/2013		1,262		1,664	MSC	21	0	21
09/2013	GBP	267		415	CBK	9	0	9
09/2013		2,276		3,493	HUS	33	0	33
09/2013	MXN	260		20	BOA	0	0	0
09/2013		31,267		2,421	BPS	25	0	25
09/2013		361		28	BRC	0	0	0
09/2013		4,513		348	CBK	2	0	2
09/2013		1,960		152	FBF	2	0	2
09/2013		3,080		240	HUS	5	(1)	4
09/2013		136		10	JPM	0	0	0
09/2013		6,361		493	MSC	5	0	5
09/2013	$	447	CAD	456	CBK	0	(14)	(14)
09/2013		35	CLP	17,244	UAG	0	(1)	(1)
09/2013		6,525	EUR	4,941	BOA	0	(92)	(92)
09/2013		467		354	BRC	0	(6)	(6)
09/2013		1,155		885	FBF	0	(2)	(2)
09/2013		577	GBP	373	BRC	0	(10)	(10)
09/2013		1,114		710	CBK	0	(34)	(34)
09/2013		527		339	DUB	0	(11)	(11)
09/2013		56		37	FBF	0	0	0
09/2013		63		41	MSC	0	(1)	(1)
09/2013		557		357	RYL	0	(14)	(14)
09/2013		743	MXN	9,177	JPM	0	(40)	(40)
09/2013		272		3,490	MSC	0	(4)	(4)
10/2013	MXN	4,916	$	396	BOA	20	0	20
10/2013		6,877		558	HUS	32	0	32
10/2013		6,863		548	MSC	22	0	22
10/2013	RUB	600		18	BRC	0	0	0
10/2013		669		20	HUS	0	0	0
10/2013		327		10	JPM	0	0	0
10/2013	$	88	IDR	923,624	CBK	1	0	1
10/2013		35	RUB	1,114	BRC	0	(2)	(2)
10/2013		22		700	JPM	0	(1)	(1)
04/2014		42	CNY	256	BRC	0	(1)	(1)
04/2014		59		359	CBK	0	(2)	(2)
04/2014		15		91	GST	0	0	0
04/2014		27		164	HUS	0	(1)	(1)
04/2014		26		158	JPM	0	(1)	(1)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(2)	(2)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(4)	(4)
09/2015		274		1,656	CBK	0	(14)	(14)
09/2015		20		123	MSC	0	(1)	(1)

						$697	$(974)	$(277)

(h)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	500	$41	$64

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	120.000	07/11/2013	$	14,000	$1	$0
Call - OTC USD versus JPY	MSX		132.000	07/26/2013		6,000	1	0

							$2	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	600	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(2)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		600	1	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		600	1	(2)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		800	2	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		400	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		300	1	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		200	0	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	300	1	(5)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		2,100	40	(82)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		300	1	(5)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		100	1	(1)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	30,000	2	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		20,000	1	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		20,000	1	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	100	0	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(5)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	1	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(3)
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		200	3	(3)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		800	4	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		1,000	17	(17)

								$85	$(131)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$	62	$1	$(1)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013		19	0	0

							$1	$(1)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in JPY	Premium
Balance at 12/31/2012	0	$10,100	EUR 0	JPY 0	$165
Sales	4	23,881	5,446	70,000	152
Closing Buys	0	(13,174)	0	0	(81)
Expirations	(2)	(9,995)	(1,346)	0	(108)
Exercised	(2)	(4,531)	0	0	(42)

Balance at 06/30/2013	0	$6,281	EUR 4,100	JPY 70,000	$86

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.314%	$	200	$3	$30	$(27)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.880%		100	(1)	(2)	1
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.853%		100	(6)	(6)	0
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	0.617%		100	(8)	0	(8)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	1.632%		100	1	6	(5)

								$(11)	$28	$(39)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%	$	100	$2	$1	$1
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		100	1	2	(1)
Japan Government International Bond	BRC	1.000%	06/20/2018	0.732%		100	1	1	0
Japan Government International Bond	DUB	1.000%	06/20/2018	0.732%		300	4	6	(2)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		200	3	4	(1)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		200	3	4	(1)

							$14	$18	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	130,000	$(7)	$5	$(12)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		10,000	(1)	0	(1)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		40,000	(2)	1	(3)

						$(10)	$6	$(16)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	300	$(5)	$(1)	$(4)
Pay	1-Year BRL-CDI	9.530%	01/02/2017	BOA		300	(4)	0	(4)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,300	5	(1)	6
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		400	(2)	0	(2)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	HUS		200	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	JPM		100	0	0	0

							$(7)	$(2)	$(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $281 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(88)	$0	$(88)
BPS	(14)	(200)	(214)
BRC	(32)	0	(32)
CBK	(64)	0	(64)
FBF	(1)	0	(1)
GLM	42	0	42
GST	1	0	1
HUS	55	0	55
JPM	77	(90)	(13)
MSC	59	(130)	(71)
MYC	(10)	0	(10)
RYL	(7)	0	(7)
UAG	(426)	281	(145)
WST	49	0	49

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$64	$64
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	82	82
Unrealized appreciation on foreign currency contracts	0	0	0	697	0	697
Unrealized appreciation on OTC swap agreements	0	2	0	0	6	8

	$0	$2	$0	$697	$152	$851

Liabilities:
Written options outstanding	$0	$0	$0	$1	$131	$132
Variation margin payable on financial derivative instruments (2)	0	0	0	0	3	3
Unrealized depreciation on foreign currency contracts	0	0	0	974	0	974
Unrealized depreciation on OTC swap agreements	0	61	0	0	11	72

	$0	$61	$0	$975	$145	$1,181

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(2)	$0	$(2)
Net realized gain on futures contracts	0	0	0	0	229	229
Net realized gain (loss) on written options	0	0	0	(5)	92	87
Net realized gain (loss) on swaps	0	20	0	90	(260)	(150)
Net realized (loss) on foreign currency transactions	0	0	0	(3,022)	0	(3,022)

	$0	$20	$0	$(2,939)	$61	$(2,858)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Foreign Bond Portfolio (Unhedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(2)	$24	$22
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(39)	(39)
Net change in unrealized (depreciation) on written options	0	0	0	(1)	(42)	(43)
Net change in unrealized (depreciation) on swaps	0	(40)	0	(35)	(68)	(143)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	627	0	627

	$0	$(40)	$0	$589	$(125)	$424

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(22) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(237) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$103	$0	$103
Sovereign Issues	0	113	0	113
Brazil
Sovereign Issues	0	1,661	0	1,661
Canada
Corporate Bonds & Notes	0	305	0	305
Sovereign Issues	0	856	0	856
Cayman Islands
Asset-Backed Securities	0	20	0	20
France
Corporate Bonds & Notes	0	1,621	0	1,621
Germany
Corporate Bonds & Notes	0	3,828	0	3,828
Sovereign Issues	0	1,880	0	1,880
Guernsey, Channel Islands
Corporate Bonds & Notes	0	131	0	131
Ireland
Asset-Backed Securities	0	306	0	306
Corporate Bonds & Notes	0	973	0	973
Mortgage-Backed Securities	0	217	0	217
Italy
Asset-Backed Securities	0	93	0	93
Mortgage-Backed Securities	0	134	0	134
Sovereign Issues	0	2,116	0	2,116
Luxembourg
Corporate Bonds & Notes	0	134	0	134
Mexico
Sovereign Issues	0	63	0	63
Netherlands
Asset-Backed Securities	0	237	0	237
Corporate Bonds & Notes	0	844	0	844
New Zealand
Sovereign Issues	0	1,781	0	1,781
Norway
Corporate Bonds & Notes	0	301	0	301
Spain
Corporate Bonds & Notes	0	233	0	233
Sovereign Issues	0	3,819	0	3,819

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Supranational
Corporate Bonds & Notes	$0	$1,365	$0	$1,365
United Kingdom
Corporate Bonds & Notes	0	661	0	661
Mortgage-Backed Securities	0	2,840	0	2,840
Sovereign Issues	0	4,944	0	4,944
United States
Asset-Backed Securities	0	287	0	287
Corporate Bonds & Notes	0	1,208	0	1,208
Mortgage-Backed Securities	0	2,173	448	2,621
U.S. Government Agencies	0	1,682	745	2,427
U.S. Treasury Obligations	0	3,274	0	3,274
Short-Term Instruments
Commercial Paper	0	399	0	399
Repurchase Agreements	0	600	0	600
Short-Term Notes	0	783	0	783
Mexico Treasury Bills	0	4,358	0	4,358
Central Funds Used for Cash Management Purposes	2,620	0	0	2,620
Purchased Options
Foreign Exchange Contracts	0	0	0	0
Interest Rate Contracts	0	64	0	64
	$2,620	$46,407	$1,193	$50,220

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Foreign Exchange Contracts	0	697	0	697
Interest Rate Contracts	213	17	0	230
	$213	$716	$0	$929

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(61)	0	(61)
Foreign Exchange Contracts	0	(975)	0	(975)
Interest Rate Contracts	(235)	(390)	0	(625)

	$(235)	$(1,426)	$0	$(1,661)

Totals	$2,598	$45,697	$1,193	$49,488

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
United States
Mortgage-Backed Securities	$0	$448	$0	$0	$0	$0	$0	$0	$448	$0
U.S. Government Agencies	822	0	(75)	0	0	(2)	0	0	745	(1)

Totals	$822	$448	$(75)	$0	$0	$(2)	$0	$0	$1,193	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
United States
Mortgage-Backed Securities	$448	Third Party Vendor	Broker Quote	103.31
U.S. Government Agencies	745	Third Party Vendor	Broker Quote	99.98-100.63

Total	$1,193

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in

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Notes to Financial Statements (Cont.)

foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency,

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interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the

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Notes to Financial Statements (Cont.)

Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time

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prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options,

may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

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Notes to Financial Statements (Cont.)

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an

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investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$502	$1,711

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Notes to Financial Statements (Cont.)

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,514	$29,406	$(28,300)	$0	$0	$2,620	$6	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$25,816	$25,220	$15,950	$20,135

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1	$17	1	$10
Administrative Class	570	6,439	423	5,104
Advisor Class	1,173	13,221	522	6,264
Issued as reinvestment of distributions
Institutional Class	0	0	0	0
Administrative Class	9	100	56	668
Advisor Class	26	293	227	2,687

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount
Cost of shares redeemed
Institutional Class	(1)	$(15)	0	$0
Administrative Class	(225)	(2,537)	(338)	(4,026)
Advisor Class	(561)	(6,242)	(1,192)	(14,247)
Net increase resulting from Portfolio share transactions	992	$11,276	(301)	$(3,540)

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 68% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$51,051	$741	$(1,572)	$(831)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.
BOS	Banc of America Securities LLC	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	USD	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT19SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

-

Semiannual Report

June 30, 2013

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	27.6%
United Kingdom	13.0%
France	11.3%
Short-Term Instruments	10.7%
Spain	6.4%
Germany	6.4%
New Zealand	5.9%
Italy	5.8%
Other	12.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class	-1.41%	5.44%	7.51%	5.20%	5.47%
JPMorgan GBI Global ex-US Index Hedged in USD±	-0.10%	2.81%	4.69%	4.14%	4.78%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1999.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.94% for Administrative Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$985.90	$1,020.28
Expenses Paid During Period†	$4.48	$4.56
Net Annualized Expense Ratio	0.91%	0.91%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar (USD). On a total return basis, portfolios that were hedged to the U.S. dollar generally outperformed unhedged portfolios over the reporting period, as the U.S. dollar outperformed most major currencies.

»

Tactical yield curve positioning in U.S. interest rates contributed to relative performance as an underweight to the 10- to 15-year range relative to the rest of the yield curve benefited from a rise in USD-swap rates.

»	Positions in non-Agency mortgage-backed securities contributed to relative performance as spreads for these securities tightened during the reporting period.

»

An underweight to duration (or sensitivity to changes in market interest rates) in Japan, particularly during the first quarter of the reporting period, detracted from relative performance as Japanese yen-swap rates fell significantly during that period.

»	Underweights to duration in Italy and Spain detracted from relative performance as the spread over euro-swaps for these countries’ sovereign debt tightened during the reporting period.

»	An overweight to duration in the U.K. detracted from relative performance as British pound sterling-swap rates rose during the reporting period.

»	Overweights to the Brazilian real and the Mexican peso during May 2013 detracted from relative performance as these currencies depreciated relative to the U.S. dollar during that period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$10.80	$10.33	$9.98	$9.64	$9.58	$10.12
Net investment income (a)	0.11	0.26	0.23	0.21	0.37	0.35
Net realized/unrealized gain (loss)	(0.26)	0.84	0.43	0.60	1.10	(0.59)
Total income (loss) from investment operations	(0.15)	1.10	0.66	0.81	1.47	(0.24)
Dividends from net investment income	(0.10)	(0.24)	(0.21)	(0.19)	(0.32)	(0.30)
Distributions from net realized capital gains	0.00	(0.39)	(0.10)	(0.28)	(1.07)	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	0.00
Total distributions	(0.10)	(0.63)	(0.31)	(0.47)	(1.41)	(0.30)
Net asset value end of year or period	$10.55	$10.80	$10.33	$9.98	$9.64	$9.58
Total return	(1.41)%	10.85%	6.76%	8.49%	15.60%	(2.40)%
Net assets end of year or period (000s)	$67,123	$78,497	$78,493	$79,591	$69,356	$76,215
Ratio of expenses to average net assets	0.91%*	0.94%	0.91%	0.90%	0.91%	0.91%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	2.03%*	2.40%	2.30%	2.06%	3.67%	3.56%
Portfolio turnover rate	68%**	356%**	218%**	130%**	459%	655%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$57,554
Investments in Affiliates, at value	1,327
Repurchase agreements, at value	485
Cash	10
Deposits with counterparty	874
Foreign currency, at value	439
Receivable for investments sold	13,813
OTC swap premiums paid	39
Variation margin receivable on financial derivative instruments	97
Unrealized appreciation on foreign currency contracts	1,406
Unrealized appreciation on OTC swap agreements	7
Receivable for Portfolio shares sold	12
Interest and dividends receivable	428
Dividends receivable from Affiliates	1
76,492

Liabilities:
Payable for investments purchased	$6,457
Payable for investments in Affiliates purchased	1
Payable for sale-buyback transactions	1,133
Written options outstanding	242
OTC swap premiums received	23
Variation margin payable on financial derivative instruments	6
Unrealized depreciation on foreign currency contracts	1,166
Unrealized depreciation on OTC swap agreements	68
Deposits from counterparty	155
Payable for Portfolio shares redeemed	49
Accrued investment advisory fees	13
Accrued supervisory and administrative fees	27
Accrued servicing fees	8
9,348

Net Assets	$67,144

Net Assets Consist of:
Paid in capital	$64,007
Undistributed net investment income	628
Accumulated undistributed net realized gain	4,115
Net unrealized (depreciation)	(1,606)
$67,144

Net Assets:
Institutional Class	$21
Administrative Class	67,123

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	6,364

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.55
Administrative Class	10.55

Cost of Investments	$59,025
Cost of Investments in Affiliates	$1,327
Cost of Repurchase Agreements	$485
Cost of Foreign Currency Held	$444
Premiums Received on Written Options	$153

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$1,041
Dividends	9
Dividends from Affiliate investments	8
Total Income	1,058

Expenses:
Investment advisory fees	90
Supervisory and administrative fees	179
Servicing fees - Administrative Class	54
Interest expense	3
Total Expenses	326

Net Investment Income	732

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,235
Net realized gain on futures contracts	203
Net realized gain on written options	134
Net realized gain on swaps	1,287
Net realized (loss) on foreign currency transactions	(987)
Net change in unrealized (depreciation) on investments	(4,370)
Net change in unrealized (depreciation) on futures contracts	(115)
Net change in unrealized (depreciation) on written options	(88)
Net change in unrealized (depreciation) on swaps	(879)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,837
Net (Loss)	(1,743)

Net (Decrease) in Net Assets Resulting from Operations	$(1,011)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$732	$1,796
Net realized gain	1,872	3,445
Net realized (loss) on Affiliate investments	0	(1)
Net change in unrealized appreciation (depreciation)	(3,615)	2,428
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(1,011)	7,667

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(669)	(1,693)
From net realized capital gains
Institutional Class	0	(1)
Administrative Class	0	(2,775)

Total Distributions	(669)	(4,469)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(9,694)	(3,192)

Total Increase (Decrease) in Net Assets	(11,374)	6

Net Assets:
Beginning of period	78,518	78,512
End of period*	$67,144	$78,518

*Including undistributed net investment income of:	$628	$565

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.4%

CORPORATE BONDS & NOTES 3.0%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$703
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	517
Westpac Banking Corp.
1.250% due 12/15/2017		800	779

			1,999

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Ltd.
3.213% due 08/22/2037	AUD	70	63
Torrens Trust
3.230% due 10/19/2038		95	86

			149

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	113

Total Australia (Cost $2,288)			2,261

CANADA 0.8%

SOVEREIGN ISSUES 0.8%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	102
Province of Ontario
6.200% due 06/02/2031		100	124
Province of Quebec
3.000% due 09/01/2023		100	92
4.250% due 12/01/2021		200	206

Total Canada (Cost $549)			524

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Kingsland Ltd.
0.522% due 06/13/2019		$88	88
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		106	106

Total Cayman Islands (Cost $192)			194

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	19	4

Total Denmark (Cost $2)			4

FRANCE 10.0%

CORPORATE BONDS & NOTES 4.4%
Dexia Credit Local S.A.
0.756% due 04/29/2014		$400	401
2.750% due 01/10/2014		1,800	1,819
2.750% due 04/29/2014		700	712

			2,932

SOVEREIGN ISSUES 5.6%
Caisse d’Amortissement de la Dette Sociale
3.500% due 07/01/2014		300	309
France Government Bond
1.000% due 05/25/2018	EUR	2,700	3,481

			3,790

Total France (Cost $6,740)			6,722

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 5.6%

CORPORATE BONDS & NOTES 2.3%
KFW
2.000% due 11/30/2015	EUR	600	$810
6.250% due 05/19/2021	AUD	400	404
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	345

			1,559

SOVEREIGN ISSUES 3.3%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	103	133
4.000% due 01/04/2037		700	1,164
5.500% due 01/04/2031		500	948

			2,245

Total Germany (Cost $3,778)			3,804

IRELAND 0.6%

CORPORATE BONDS & NOTES 0.6%
Depfa ACS Bank
3.875% due 07/15/2013	EUR	300	391

Total Ireland (Cost $396)			391

ITALY 5.2%

ASSET-BACKED SECURITIES 0.3%
Berica ABS SRL
0.522% due 12/30/2055	EUR	149	185

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.537% due 03/31/2048		281	335

SOVEREIGN ISSUES 4.4%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		1,700	2,218
4.500% due 08/01/2018		300	410
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	306

			2,934

Total Italy (Cost $3,471)			3,454

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	134

Total Luxembourg (Cost $134)			134

MEXICO 0.2%

SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	1,000	104

Total Mexico (Cost $109)			104

NETHERLANDS 1.0%

ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	292	370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.4%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		$300	$294

			294

Total Netherlands (Cost $681)			664

NEW ZEALAND 5.2%

SOVEREIGN ISSUES 5.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,700	1,410
5.500% due 04/15/2023		1,000	860
6.000% due 05/15/2021		1,300	1,147
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		100	77

Total New Zealand (Cost $3,583)			3,494

NORWAY 1.2%

CORPORATE BONDS & NOTES 0.6%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	300	404

SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.656% due 03/27/2017		$400	404

Total Norway (Cost $787)			808

SPAIN 5.7%

CORPORATE BONDS & NOTES 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	200	266
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		200	269

			535

SOVEREIGN ISSUES 4.9%
Autonomous Community of Madrid Spain
4.305% due 03/06/2014		400	529
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		100	132
Instituto de Credito Oficial
1.966% due 03/25/2014		100	130
6.125% due 02/27/2014	AUD	200	181
Spain Government International Bond
4.100% due 07/30/2018	EUR	200	267
4.500% due 01/31/2018		1,200	1,622
Xunta de Galicia
6.131% due 04/03/2018		300	416

			3,277

Total Spain (Cost $3,854)			3,812

SUPRANATIONAL 3.8%

CORPORATE BONDS & NOTES 3.8%
Council of Europe Development Bank
5.625% due 12/14/2015	AUD	800	767
EUROFIMA
5.625% due 10/24/2016		200	193
European Investment Bank
6.000% due 08/06/2020		700	682
European Union
3.500% due 06/04/2021	EUR	200	294
Inter-American Development Bank
6.000% due 02/26/2021	AUD	600	603

Total Supranational (Cost $2,873)			2,539

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 11.4%

BANK LOAN OBLIGATIONS 0.1%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$100	$99

CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018		100	106

MORTGAGE-BACKED SECURITIES 2.2%
Eurosail PLC
0.666% due 06/10/2044	GBP	68	99
Fosse Master Issuer PLC
2.604% due 10/18/2054		200	311
Granite Master Issuer PLC
0.532% due 12/20/2054		$100	92
Mansard Mortgages PLC
1.160% due 12/15/2049	GBP	336	475
Newgate Funding PLC
1.509% due 12/15/2050		400	518

			1,495

SOVEREIGN ISSUES 8.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		926	1,464
1.875% due 11/22/2022 (c)		728	1,356
4.250% due 06/07/2032		300	521
4.250% due 09/07/2039		500	863
4.250% due 12/07/2040		300	517
4.500% due 09/07/2034		100	179
4.500% due 12/07/2042		100	180
4.750% due 12/07/2030		500	924

			6,004

Total United Kingdom (Cost $8,099)			7,704

UNITED STATES 24.1%

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		$1	1
0.893% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
1.133% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036		20	19
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.422% due 12/20/2027		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.643% due 08/25/2035		200	194
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		12	12
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		234	148
Residential Asset Securities Corp. Trust
0.693% due 07/25/2032 ^		3	2
SLM Student Loan Trust
0.776% due 10/25/2017		223	224
1.776% due 04/25/2023		543	559
Structured Asset Securities Corp.
0.773% due 01/25/2033		2	2

			1,166

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$217	$218

CORPORATE BONDS & NOTES 5.0%
Ally Financial, Inc.
3.672% due 06/20/2014		200	203
4.625% due 06/26/2015		100	103
American International Group, Inc.
8.000% due 05/22/2068	EUR	400	608
BA Covered Bond Issuer
4.250% due 08/03/2017		200	288
CIT Group, Inc.
5.250% due 04/01/2014		$300	305
International Lease Finance Corp.
6.750% due 09/01/2016		200	217
Jones Group, Inc.
5.125% due 11/15/2014		200	208
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		200	50
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,107
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	269

			3,358

MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Investment Trust
1.914% due 09/25/2045		$101	99
Banc of America Large Loan Trust
2.493% due 11/15/2015		357	359
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^		83	70
Bear Stearns Adjustable Rate Mortgage Trust
2.571% due 08/25/2033		5	5
2.600% due 03/25/2035		88	88
2.793% due 03/25/2035		9	9
5.145% due 08/25/2035		46	47
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		101	99
2.778% due 03/25/2036 ^		122	80
2.845% due 11/25/2035 ^		60	44
2.845% due 11/25/2036		142	97
2.864% due 09/25/2035		65	54
3.645% due 08/25/2036 ^		76	52
Bear Stearns Structured Products, Inc.
2.653% due 12/26/2046		53	37
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		17	16
2.290% due 09/25/2035		28	27
Countrywide Alternative Loan Trust
0.402% due 03/20/2046		122	86
0.473% due 02/25/2037		104	72
1.173% due 12/25/2035		154	110
1.673% due 11/25/2035		27	20
5.250% due 06/25/2035		21	18
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035		51	42
0.513% due 03/25/2035		109	78
0.523% due 02/25/2035		13	12
2.915% due 11/25/2034		18	17
2.963% due 08/25/2034		53	46
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		2	2
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		246	166

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	$400	$8
1.561% due 11/10/2046 (a)	967	41
GSR Mortgage Loan Trust
2.655% due 09/25/2035	300	277
2.796% due 01/25/2036 ^	153	137
Harborview Mortgage Loan Trust
2.599% due 05/19/2033	9	9
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035	44	38
JPMorgan Mortgage Trust
2.240% due 07/27/2037	199	171
2.818% due 02/25/2036 ^	92	79
Mellon Residential Funding Corp.
0.633% due 12/15/2030	14	14
Merrill Lynch Floating Trust
0.731% due 07/09/2021	156	155
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035	26	25
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	98	88
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.662% due 12/15/2048 (a)	1,294	100
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	52	28
0.373% due 06/25/2046	427	192
0.403% due 04/25/2046	117	59
Structured Adjustable Rate Mortgage Loan Trust
2.593% due 04/25/2034	17	17
Structured Asset Mortgage Investments Trust
0.403% due 05/25/2046	21	13
0.413% due 05/25/2036	146	100
0.413% due 09/25/2047	200	131
0.423% due 05/25/2045	39	32
0.772% due 07/19/2034	6	6
0.852% due 09/19/2032	5	5
0.892% due 03/19/2034	11	11
1.668% due 08/25/2047	67	53
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	50
Thornburg Mortgage Securities Trust
1.443% due 06/25/2047	32	28
5.750% due 06/25/2047	99	95
Wachovia Mortgage Loan Trust LLC
3.033% due 10/20/2035	296	255
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	14	13
0.503% due 01/25/2045	12	11
1.148% due 06/25/2046	74	67
1.174% due 02/25/2046	165	149
2.211% due 03/25/2033	24	24
2.220% due 02/27/2034	11	11
2.497% due 03/25/2035	145	144
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.109% due 07/25/2046 ^	46	24
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^	128	113
2.666% due 06/25/2035	65	66
2.701% due 04/25/2036	19	19
2.770% due 03/25/2036	175	166

		4,876

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	239

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	$100	$118

		357

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
2.534% due 07/29/2013 (d)	65	460
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	900	21

		481

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.313% due 03/25/2034	$14	14
0.343% due 08/25/2034	9	8
0.543% due 09/25/2042	30	30
0.623% due 11/25/2040	227	228
0.643% due 11/25/2040	263	265
1.374% due 10/01/2044	31	32
2.387% due 12/01/2034	10	11
2.492% due 11/01/2034	82	88
2.571% due 05/25/2035	29	29
3.500% due 11/01/2021	97	103
5.480% due 07/01/2018	200	222
6.000% due 07/25/2044	20	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.693% due 12/15/2032	$22	$23
0.793% due 12/15/2037	87	88
1.374% due 10/25/2044	86	86
2.344% due 02/01/2029	8	9
2.500% due 03/01/2035	25	26
2.573% due 04/01/2035	194	205
Ginnie Mae
1.750% due 04/20/2028 - 06/20/2030	3	4
2.000% due 04/20/2030 - 05/20/2030	3	2
NCUA Guaranteed Notes
0.663% due 11/05/2020	1,659	1,669
0.753% due 12/08/2020	398	400
Tennessee Valley Authority
6.250% due 12/15/2017	400	480

		4,045

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Bonds
2.875% due 05/15/2043 (g)	400	354
3.125% due 11/15/2041 (h)	200	188
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023 (g)	806	781
2.375% due 01/15/2025 (h)	123	147
U.S. Treasury Notes
1.750% due 05/15/2023	200	188
2.000% due 02/15/2023	100	96

		1,754

Total United States (Cost $16,629)		16,255

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.5%

REPURCHASE AGREEMENTS (f) 0.7%
			$485

MEXICO TREASURY BILLS 5.9%
3.957% due 10/03/2013 - 11/14/2013 (b)	MXN	52,000	3,969

U.S. TREASURY BILLS 0.9%
0.047% due 08/22/2013 - 09/05/2013 (b)(k)		$590	590

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 2.0%
PIMCO Short-Term Floating NAV Portfolio		132,626	1,327

Total Short-Term Instruments (Cost $6,591)			6,371

PURCHASED OPTIONS (i) 0.2%
(Cost $81)			127

Total Investments 88.4% (Cost $60,837)			$59,366

Written Options (j) (0.4%) (Premiums $153)			(242)

Other Assets and Liabilities (Net) 12.0%			8,020

Net Assets 100.0%			$67,144

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$485	Fannie Mae 2.200% due 10/17/2022	$(499)	$485	$485

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	06/27/2013	07/12/2013	$353	$(353)
GSC	0.140%	06/27/2013	07/12/2013	780	(780)

					$(1,133)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $3,651 at a weighted average interest rate of 0.436%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $1,136 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$485	$(499)	$(14)

Master Securities Forward Transactions Agreement
BCY	(353)	355	2
GSC	(780)	781	1

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	21	$(9)
3-Month Euribor December Futures	Long	12/2015	26	(14)
3-Month Euribor June Futures	Long	06/2015	12	(4)
3-Month Euribor March Futures	Long	03/2015	9	(4)
3-Month Euribor September Futures	Long	09/2015	29	(14)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	3	11
Australia Government 3-Year Bond September Futures	Short	09/2013	34	17
Canada Government 10-Year Bond September Futures	Short	09/2013	3	15
Euro-Bobl September Futures	Short	09/2013	3	0
Euro-BTP Italy Government Bond September Futures	Short	09/2013	4	16
Euro-Bund 10-Year Bond September Futures	Long	09/2013	52	(153)
Japan Government 10-Year Bond September Futures	Long	09/2013	9	19
U.S. Treasury 10-Year Note September Futures	Long	09/2013	11	(32)
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	15	67
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	7	51
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	20	(2)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	18	(17)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	51	(11)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	21	4
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	10	(1)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	77	(39)

				$(100)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	200	$10	$7
Receive	3-Month USD-LIBOR	1.400%	03/20/2018	$	1,200	(1)	5
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		5,200	323	238
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	400	0	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	650,000	(258)	(254)
Pay	6-Month JPY-LIBOR	1.550%	04/10/2043		70,000	(61)	(62)
Pay	6-Month JPY-LIBOR	1.723%	04/12/2043		40,000	(18)	(18)

						$(5)	$(85)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $308 and cash of $874 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
BCY	$(23)	$5
GSC	(51)	47
SAL	(26)	31

Centrally Cleared Swaps
DEU	24	0
FOB	(116)	9
SAL	7	(1)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC	FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	24	$	22	HUS	$0	$0	$0
07/2013	BRL	59		27	BRC	0	0	0
07/2013		270		131	FBF	10	0	10
07/2013		113		53	HUS	3	0	3
07/2013		275		124	JPM	1	0	1
07/2013		108		49	MSC	0	0	0
07/2013		354		168	UAG	10	0	10
07/2013	EUR	198		259	BOA	1	0	1
07/2013		68		89	BPS	0	0	0
07/2013		1,989		2,633	CBK	44	0	44
07/2013		481		632	DUB	6	0	6
07/2013		414		542	JPM	3	0	3
07/2013		5,396		6,970	MSC	0	(54)	(54)
07/2013		3,723		4,931	RYL	85	0	85
07/2013	GBP	376		585	CBK	13	0	13
07/2013		32		50	HUS	1	0	1
07/2013		9,369		14,145	RYL	0	(105)	(105)
07/2013	IDR	1,560,422		151	CBK	0	(5)	(5)
07/2013	JPY	35,800		380	CBK	19	0	19
07/2013		116,800		1,158	DUB	0	(20)	(20)
07/2013		67,200		673	MSC	4	(8)	(4)
07/2013		374,974		3,778	RYL	7	(10)	(3)
07/2013		1,080		11	WST	0	0	0
07/2013	MXN	31,497		2,442	GLM	16	0	16
07/2013		15,775		1,224	MSC	7	0	7
07/2013	NZD	35		27	BPS	0	0	0
07/2013		65		52	JPM	2	0	2
07/2013		4,737		3,876	UAG	207	0	207
07/2013	$	229	AUD	243	CBK	0	(7)	(7)
07/2013		29	BRL	59	BRC	0	(3)	(3)
07/2013		127		270	FBF	0	(6)	(6)
07/2013		51		113	HUS	0	0	0
07/2013		129		275	JPM	0	(5)	(5)
07/2013		50		108	MSC	0	(2)	(2)
07/2013		163		354	UAG	0	(4)	(4)
07/2013		695	EUR	534	BPS	1	0	1
07/2013		643		486	BRC	0	(10)	(10)
07/2013		4,569		3,495	CBK	0	(20)	(20)
07/2013		1,539		1,164	DUB	0	(24)	(24)
07/2013		738		553	JPM	0	(18)	(18)
07/2013		8,389		6,373	RYL	0	(93)	(93)
07/2013		1,093	GBP	697	BPS	0	(33)	(33)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	982	GBP	635	BRC	$0	$(16)	$(16)
07/2013		229		147	CBK	0	(5)	(5)
07/2013		10,059		6,514	GLM	0	(151)	(151)
07/2013		1,076		690	HUS	0	(27)	(27)
07/2013		1,227		795	JPM	0	(18)	(18)
07/2013		87		56	MSC	0	(1)	(1)
07/2013		379		243	RYL	0	(10)	(10)
07/2013		159	IDR	1,560,422	JPM	0	(3)	(3)
07/2013		16	INR	870	DUB	0	(1)	(1)
07/2013		8		424	JPM	0	(1)	(1)
07/2013		3		173	MSC	0	0	0
07/2013		513	JPY	50,200	BPS	0	(6)	(6)
07/2013		76		7,500	BRC	0	0	0
07/2013		1,021		101,200	CBK	1	(1)	0
07/2013		481		47,200	DUB	0	(5)	(5)
07/2013		333		34,100	FBF	11	0	11
07/2013		378		37,500	HUS	1	0	1
07/2013		669		66,900	JPM	6	0	6
07/2013		1,972		193,000	MSC	0	(26)	(26)
07/2013		150		14,600	RYL	0	(3)	(3)
07/2013		1,227	MXN	15,983	HUS	5	0	5
07/2013		2,491		31,849	UAG	0	(38)	(38)
07/2013		137	NZD	177	BPS	0	0	0
07/2013		158		205	BRC	1	0	1
07/2013		60	ZAR	567	BRC	0	(3)	(3)
07/2013		22		207	CBK	0	(1)	(1)
07/2013		115		1,085	MSC	0	(6)	(6)
07/2013		78		781	UAG	1	0	1
07/2013	ZAR	1,693	$	186	BOA	15	0	15
07/2013		231		23	BRC	0	0	0
07/2013		141		14	HUS	0	0	0
07/2013		793		84	JPM	4	0	4
07/2013		420		42	MSC	0	0	0
08/2013	AUD	4,985		4,680	BRC	131	0	131
08/2013	BRL	190		88	BOA	3	0	3
08/2013		1,246		579	BRC	24	0	24
08/2013		1,745		811	DUB	34	0	34
08/2013		334		155	HUS	6	0	6
08/2013		275		128	JPM	5	0	5
08/2013		179		83	MSC	3	0	3
08/2013		1,168		541	UAG	21	0	21
08/2013	CNY	15,178		2,419	UAG	0	(32)	(32)
08/2013	EUR	3,495		4,570	CBK	20	0	20
08/2013		141		185	DUB	1	0	1
08/2013		6,373		8,390	RYL	93	0	93
08/2013	GBP	40		62	DUB	1	0	1
08/2013		6,514		10,057	GLM	151	0	151
08/2013	$	732	AUD	804	BRC	2	0	2
08/2013		88		95	HUS	0	(1)	(1)
08/2013		98	BRL	200	FBF	0	(9)	(9)
08/2013		407		866	HUS	0	(22)	(22)
08/2013		247		534	MSC	0	(9)	(9)
08/2013		2,126		4,320	UAG	0	(204)	(204)
08/2013		319	CNY	2,000	DUB	4	0	4
08/2013		780		4,925	UAG	15	0	15
08/2013		670	EUR	514	CBK	0	(1)	(1)
08/2013		277		212	FBF	0	(1)	(1)
08/2013		1,316		1,012	JPM	2	0	2
08/2013		513	GBP	338	BRC	1	0	1
08/2013		186		122	CBK	0	(1)	(1)
09/2013	CAD	653	$	641	RBC	21	0	21
09/2013	EUR	4,869		6,430	BOA	90	0	90
09/2013	MXN	995		76	BOA	0	0	0
09/2013		25,500		2,015	BPS	58	0	58
09/2013		490		38	BRC	0	0	0
09/2013		8,632		666	CBK	4	0	4
09/2013		2,770		215	FBF	2	0	2
09/2013		5,748		448	HUS	10	(2)	8
09/2013		2,111		161	MSC	1	(2)	(1)
09/2013		27		2	UAG	0	0	0
09/2013	$	50	CLP	24,908	UAG	0	(2)	(2)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2013	$	1,967	MXN	25,816	BRC	$14	$0	$14
09/2013		1,283		15,925	JPM	0	(62)	(62)
09/2013		159		2,045	MSC	0	(2)	(2)
10/2013	MXN	7,860	$	637	HUS	36	0	36
10/2013		21,597		1,742	JPM	88	0	88
10/2013		10,785		860	MSC	36	0	36
10/2013	RUB	800		24	BRC	0	0	0
10/2013		1,004		30	HUS	0	0	0
10/2013		327		10	JPM	0	0	0
10/2013	$	148	IDR	1,560,422	CBK	3	0	3
10/2013		79	RUB	2,515	BRC	0	(4)	(4)
11/2013	MXN	982	$	78	BOA	4	0	4
11/2013		9,823		785	UAG	37	0	37
04/2014	$	72	CNY	438	BRC	0	(3)	(3)
04/2014		104		633	CBK	0	(4)	(4)
04/2014		27		164	GST	0	(2)	(2)
04/2014		48		292	HUS	0	(1)	(1)
04/2014		46		280	JPM	0	(1)	(1)
04/2014		45		275	RYL	0	(1)	(1)
04/2014		96		584	UAG	0	(3)	(3)
09/2015		70		430	BOA	0	(3)	(3)
09/2015		154		941	BRC	0	(7)	(7)
09/2015		577		3,492	CBK	0	(29)	(29)
09/2015		106		640	JPM	0	(7)	(7)
09/2015		70		431	MSC	0	(2)	(2)

						$1,406	$(1,166)	$240

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,000	$81	$127

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	900	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	2	(3)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		900	2	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	2	(3)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,300	3	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		600	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		900	2	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	500	1	(8)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		4,000	76	(157)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		400	1	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		100	1	(1)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	50,000	3	(3)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		30,000	2	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		20,000	1	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	400	1	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		600	3	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		500	2	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		600	2	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		600	10	(10)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,300	6	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		1,000	17	(17)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(11)

								$147	$(224)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$	84	$1	$(1)
Call - OTC USD versus MXN	MSX		12.660	07/18/2013		485	4	(14)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013		27	0	(1)
Call - OTC USD versus ZAR	JPM		9.870	07/18/2013		89	1	(2)

							$6	$(18)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in JPY	Premium
Balance at 12/31/2012	0	$17,200	EUR 0	JPY 0	$283
Sales	8	42,752	8,524	100,000	292
Closing Buys	0	(24,106)	0	0	(175)
Expirations	(4)	(16,429)	(2,124)	0	(179)
Exercised	(4)	(7,332)	0	0	(68)

Balance at 06/30/2013	0	$12,085	EUR 6,400	JPY 100,000	$153

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.853%	$	200	$(13)	$(13)	$0
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.129%		200	(3)	0	(3)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.879%		1,000	(11)	0	(11)
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.530%		200	(5)	0	(5)

								$(32)	$(13)	$(19)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%	$	100	$3	$2	$1
Australia Government Bond	UAG	1.000%	09/20/2016	0.329%		200	4	3	1
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		200	2	3	(1)
Japan Government International Bond	BRC	1.000%	06/20/2018	0.732%		200	3	4	(1)
Japan Government International Bond	DUB	1.000%	06/20/2018	0.732%		400	5	8	(3)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		400	7	8	(1)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		200	2	3	(1)

							$26	$31	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	150,000	$(8)	$6	$(14)
iTraxx Japan 19 5-Year Index	BRC	1.000%	06/20/2018		20,000	(1)	1	(2)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		30,000	(2)	1	(3)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		40,000	(2)	1	(3)

						$(13)	$9	$(22)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	600	$(12)	$(4)	$(8)
Pay	1-Year BRL-CDI	9.530%	01/02/2017	BOA		400	(5)	0	(5)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,100	4	(1)	5
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		3,500	(8)	(5)	(3)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		700	(4)	(1)	(3)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	GLM		300	(1)	0	(1)

							$(26)	$(11)	$(15)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(l)	Securities with an aggregate market value of $240 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$19	$0	$19
BPS	20	0	20
BRC	122	0	122
CBK	30	0	30
DUB	(8)	0	(8)
FBF	4	0	4
GLM	15	0	15
GST	3	0	3
HUS	1	0	1
JPM	(16)	0	(16)
MSC	(61)	(125)	(186)
MSX	(14)	0	(14)
MYC	(12)	(30)	(42)
RBC	21	0	21
RYL	(55)	240	185
UAG	11	0	11

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$127	$127
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	97	97
Unrealized appreciation on foreign currency contracts	0	0	0	1,406	0	1,406
Unrealized appreciation on OTC swap agreements	0	2	0	0	5	7

	$0	$2	$0	$1,406	$229	$1,637

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$18	$224	$242
Variation margin payable on financial derivative instruments (2)	0	0	0	0	6	6
Unrealized depreciation on foreign currency contracts	0	0	0	1,166	0	1,166
Unrealized depreciation on OTC swap agreements	0	48	0	0	20	68

	$0	$48	$0	$1,184	$250	$1,482

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$203	$203
Net realized gain (loss) on written options	0	0	0	(17)	151	134
Net realized gain (loss) on swaps	0	85	0	1,387	(185)	1,287
Net realized gain on foreign currency transactions	0	0	0	141	0	141

	$0	$85	$0	$1,511	$169	$1,765

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$48	$48
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(115)	(115)
Net change in unrealized (depreciation) on written options	0	0	0	(12)	(76)	(88)
Net change in unrealized (depreciation) on swaps	0	(109)	0	(592)	(178)	(879)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,348	0	1,348

	$0	$(109)	$0	$744	$(321)	$314

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(100) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(85) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,999	$0	$1,999
Mortgage-Backed Securities	0	149	0	149
Sovereign Issues	0	113	0	113
Canada
Sovereign Issues	0	524	0	524
Cayman Islands
Asset-Backed Securities	0	194	0	194
Denmark
Corporate Bonds & Notes	0	4	0	4
France
Corporate Bonds & Notes	0	2,932	0	2,932
Sovereign Issues	0	3,790	0	3,790
Germany
Corporate Bonds & Notes	0	1,559	0	1,559
Sovereign Issues	0	2,245	0	2,245
Ireland
Corporate Bonds & Notes	0	391	0	391
Italy
Asset-Backed Securities	0	185	0	185
Mortgage-Backed Securities	0	335	0	335
Sovereign Issues	0	2,934	0	2,934
Luxembourg
Corporate Bonds & Notes	0	134	0	134

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mexico
Sovereign Issues	$0	$104	$0	$104
Netherlands
Asset-Backed Securities	0	370	0	370
Corporate Bonds & Notes	0	294	0	294
New Zealand
Sovereign Issues	0	3,494	0	3,494
Norway
Corporate Bonds & Notes	0	404	0	404
Sovereign Issues	0	404	0	404
Spain
Corporate Bonds & Notes	0	535	0	535
Sovereign Issues	0	3,277	0	3,277
Supranational
Corporate Bonds & Notes	0	2,539	0	2,539
United Kingdom
Bank Loan Obligations	0	99	0	99
Corporate Bonds & Notes	0	106	0	106
Mortgage-Backed Securities	0	1,495	0	1,495
Sovereign Issues	0	6,004	0	6,004
United States
Asset-Backed Securities	0	1,166	0	1,166
Bank Loan Obligations	0	218	0	218
Corporate Bonds & Notes	0	3,358	0	3,358
Mortgage-Backed Securities	0	4,705	171	4,876

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Municipal Bonds & Notes	$0	$357	$0	$357
Preferred Securities	21	0	460	481
U.S. Government Agencies	0	1,976	2,069	4,045
U.S. Treasury Obligations	0	1,754	0	1,754
Short-Term Instruments
Repurchase Agreements	0	485	0	485
Mexico Treasury Bills	0	3,969	0	3,969
U.S. Treasury Bills	0	590	0	590
Central Funds Used for Cash Management Purposes	1,327	0	0	1,327
Purchased Options
Interest Rate Contracts	0	127	0	127
	$1,348	$55,318	$2,700	$59,366

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$2	$0	$2
Foreign Exchange Contracts	0	1,406	0	1,406
Interest Rate Contracts	200	255	0	455
	$200	$1,663	$0	$1,863

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(48)	0	(48)
Foreign Exchange Contracts	0	(1,184)	0	(1,184)
Interest Rate Contracts	(300)	(579)	0	(879)
	$(300)	$(1,811)	$0	$(2,111)

Totals	$1,248	$55,170	$2,700	$59,118

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
United States
Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$171	$0	$171	$0
Preferred Securities	477	0	0	0	0	(17)	0	0	460	(17)
U.S. Government Agencies	2,181	0	(116)	0	0	4	0	0	2,069	4

Totals	$2,658	$0	$(116)	$0	$0	$(13)	$171	$0	$2,700	$(13)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
United States
Mortgage-Backed Securities	$171	Third Party Vendor	Broker Quote	86.00
Preferred Securities	460	Benchmark Pricing	Base Price	$ 7,183.47
U.S. Government Agencies	2,069	Third Party Vendor	Broker Quote	100.37-100.63

Total	$2,700

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income

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Notes to Financial Statements (Cont.)

represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the

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Notes to Financial Statements (Cont.)

Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in

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the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased

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Notes to Financial Statements (Cont.)

production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the

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June 30, 2013 (Unaudited)

net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman

Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$84	$1,913

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,919	$25,108	$(25,700)	$0	$0	$1,327	$8	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$28,862	$34,810	$14,484	$34,307

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	543	5,898	1,601	17,277
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	62	669	415	4,469
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,511)	(16,261)	(2,348)	(24,939)
Net (decrease) resulting from Portfolio share transactions	(906)	$(9,694)	(332)	$(3,192)

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 52% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$61,016	$1,155	$(2,805)	$(1,650)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSX	Morgan Stanley Capital Group, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT21SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	27.6%
United Kingdom	13.0%
France	11.3%
Short-Term Instruments	10.7%
Spain	6.4%
Germany	6.4%
New Zealand	5.9%
Italy	5.8%
Other	12.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class	-1.34%	5.59%	7.67%	5.34%	5.99%
JPMorgan GBI Global ex-US Index Hedged in USD±	-0.10%	2.81%	4.69%	4.14%	4.86%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.79% for Institutional Class shares.

± JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$986.60	$1,021.03
Expenses Paid During Period†	$3.74	$3.81
Net Annualized Expense Ratio	0.76%	0.76%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

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Portfolios managed to U.S. dollar-hedged benchmarks are hedged to the U.S. dollar (USD). On a total return basis, portfolios that were hedged to the U.S. dollar generally outperformed unhedged portfolios over the reporting period, as the U.S. dollar outperformed most major currencies.

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Tactical yield curve positioning in U.S. interest rates contributed to relative performance as an underweight to the 10- to 15-year range relative to the rest of the yield curve benefited from a rise in USD-swap rates.

»	Positions in non-Agency mortgage-backed securities contributed to relative performance as spreads for these securities tightened during the reporting period.

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An underweight to duration (or sensitivity to changes in market interest rates) in Japan, particularly during the first quarter of the reporting period, detracted from relative performance as Japanese yen-swap rates fell significantly during that period.

»	Underweights to duration in Italy and Spain detracted from relative performance as the spread over euro-swaps for these countries’ sovereign debt tightened during the reporting period.

»	An overweight to duration in the U.K. detracted from relative performance as British pound sterling-swap rates rose during the reporting period.

»	Overweights to the Brazilian real and the Mexican peso during May 2013 detracted from relative performance as these currencies depreciated relative to the U.S. dollar during that period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$10.80	$10.33	$9.98	$9.64	$9.58	$10.12
Net investment income (a)	0.12	0.27	0.25	0.22	0.38	0.37
Net realized/unrealized gain (loss)	(0.26)	0.85	0.43	0.60	1.11	(0.59)
Total income (loss) from investment operations	(0.14)	1.12	0.68	0.82	1.49	(0.22)
Dividends from net investment income	(0.11)	(0.26)	(0.23)	(0.20)	(0.34)	(0.32)
Distributions from net realized capital gains	0.00	(0.39)	(0.10)	(0.28)	(1.07)	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	(0.02)	0.00
Total distributions	(0.11)	(0.65)	(0.33)	(0.48)	(1.43)	(0.32)
Net asset value end of year or period	$10.55	$10.80	$10.33	$9.98	$9.64	$9.58
Total return	(1.34)%	11.00%	6.91%	8.64%	15.77%	(2.25)%
Net assets end of year or period (000s)	$21	$21	$19	$18	$16	$14
Ratio of expenses to average net assets	0.76%*	0.79%	0.76%	0.75%	0.76%	0.76%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	2.17%*	2.54%	2.45%	2.21%	3.82%	3.70%
Portfolio turnover rate	68%**	356%**	218%**	130%**	459%	655%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$57,554
Investments in Affiliates, at value	1,327
Repurchase agreements, at value	485
Cash	10
Deposits with counterparty	874
Foreign currency, at value	439
Receivable for investments sold	13,813
OTC swap premiums paid	39
Variation margin receivable on financial derivative instruments	97
Unrealized appreciation on foreign currency contracts	1,406
Unrealized appreciation on OTC swap agreements	7
Receivable for Portfolio shares sold	12
Interest and dividends receivable	428
Dividends receivable from Affiliates	1
76,492

Liabilities:
Payable for investments purchased	$6,457
Payable for investments in Affiliates purchased	1
Payable for sale-buyback transactions	1,133
Written options outstanding	242
OTC swap premiums received	23
Variation margin payable on financial derivative instruments	6
Unrealized depreciation on foreign currency contracts	1,166
Unrealized depreciation on OTC swap agreements	68
Deposits from counterparty	155
Payable for Portfolio shares redeemed	49
Accrued investment advisory fees	13
Accrued supervisory and administrative fees	27
Accrued servicing fees	8
9,348

Net Assets	$67,144

Net Assets Consist of:
Paid in capital	$64,007
Undistributed net investment income	628
Accumulated undistributed net realized gain	4,115
Net unrealized (depreciation)	(1,606)
$67,144

Net Assets:
Institutional Class	$21
Administrative Class	67,123

Shares Issued and Outstanding:
Institutional Class	2
Administrative Class	6,364

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.55
Administrative Class	10.55

Cost of Investments	$59,025
Cost of Investments in Affiliates	$1,327
Cost of Repurchase Agreements	$485
Cost of Foreign Currency Held	$444
Premiums Received on Written Options	$153

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$1,041
Dividends	9
Dividends from Affiliate investments	8
Total Income	1,058

Expenses:
Investment advisory fees	90
Supervisory and administrative fees	179
Servicing fees - Administrative Class	54
Interest expense	3
Total Expenses	326

Net Investment Income	732

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,235
Net realized gain on futures contracts	203
Net realized gain on written options	134
Net realized gain on swaps	1,287
Net realized (loss) on foreign currency transactions	(987)
Net change in unrealized (depreciation) on investments	(4,370)
Net change in unrealized (depreciation) on futures contracts	(115)
Net change in unrealized (depreciation) on written options	(88)
Net change in unrealized (depreciation) on swaps	(879)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,837
Net (Loss)	(1,743)

Net (Decrease) in Net Assets Resulting from Operations	$(1,011)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$732	$1,796
Net realized gain	1,872	3,445
Net realized (loss) on Affiliate investments	0	(1)
Net change in unrealized appreciation (depreciation)	(3,615)	2,428
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(1,011)	7,667

Distributions to Shareholders:
From net investment income
Institutional Class	(0)^	(0)^
Administrative Class	(669)	(1,693)
From net realized capital gains
Institutional Class	0	(1)
Administrative Class	0	(2,775)

Total Distributions	(669)	(4,469)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(9,694)	(3,192)

Total Increase (Decrease) in Net Assets	(11,374)	6

Net Assets:
Beginning of period	78,518	78,512
End of period*	$67,144	$78,518

*Including undistributed net investment income of:	$628	$565

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 3.4%

CORPORATE BONDS & NOTES 3.0%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$700	$703
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	517
Westpac Banking Corp.
1.250% due 12/15/2017		800	779

			1,999

MORTGAGE-BACKED SECURITIES 0.2%
Puma Finance Ltd.
3.213% due 08/22/2037	AUD	70	63
Torrens Trust
3.230% due 10/19/2038		95	86

			149

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	113

Total Australia (Cost $2,288)			2,261

CANADA 0.8%

SOVEREIGN ISSUES 0.8%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	102
Province of Ontario
6.200% due 06/02/2031		100	124
Province of Quebec
3.000% due 09/01/2023		100	92
4.250% due 12/01/2021		200	206

Total Canada (Cost $549)			524

CAYMAN ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%
Kingsland Ltd.
0.522% due 06/13/2019		$88	88
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		106	106

Total Cayman Islands (Cost $192)			194

DENMARK 0.0%

CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	19	4

Total Denmark (Cost $2)			4

FRANCE 10.0%

CORPORATE BONDS & NOTES 4.4%
Dexia Credit Local S.A.
0.756% due 04/29/2014		$400	401
2.750% due 01/10/2014		1,800	1,819
2.750% due 04/29/2014		700	712

			2,932

SOVEREIGN ISSUES 5.6%
Caisse d’Amortissement de la Dette Sociale
3.500% due 07/01/2014		300	309
France Government Bond
1.000% due 05/25/2018	EUR	2,700	3,481

			3,790

Total France (Cost $6,740)			6,722

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 5.6%

CORPORATE BONDS & NOTES 2.3%
KFW
2.000% due 11/30/2015	EUR	600	$810
6.250% due 05/19/2021	AUD	400	404
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023		400	345

			1,559

SOVEREIGN ISSUES 3.3%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	103	133
4.000% due 01/04/2037		700	1,164
5.500% due 01/04/2031		500	948

			2,245

Total Germany (Cost $3,778)			3,804

IRELAND 0.6%

CORPORATE BONDS & NOTES 0.6%
Depfa ACS Bank
3.875% due 07/15/2013	EUR	300	391

Total Ireland (Cost $396)			391

ITALY 5.2%

ASSET-BACKED SECURITIES 0.3%
Berica ABS SRL
0.522% due 12/30/2055	EUR	149	185

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.537% due 03/31/2048		281	335

SOVEREIGN ISSUES 4.4%
Italy Buoni Poliennali Del Tesoro
3.500% due 06/01/2018		1,700	2,218
4.500% due 08/01/2018		300	410
Italy Government International Bond
6.000% due 08/04/2028	GBP	200	306

			2,934

Total Italy (Cost $3,471)			3,454

LUXEMBOURG 0.2%

CORPORATE BONDS & NOTES 0.2%
Fiat Finance & Trade S.A.
6.125% due 07/08/2014	EUR	100	134

Total Luxembourg (Cost $134)			134

MEXICO 0.2%

SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	1,000	104

Total Mexico (Cost $109)			104

NETHERLANDS 1.0%

ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	292	370

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.4%
Bank Nederlandse Gemeenten
1.375% due 03/19/2018		$300	$294

			294

Total Netherlands (Cost $681)			664

NEW ZEALAND 5.2%

SOVEREIGN ISSUES 5.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,700	1,410
5.500% due 04/15/2023		1,000	860
6.000% due 05/15/2021		1,300	1,147
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		100	77

Total New Zealand (Cost $3,583)			3,494

NORWAY 1.2%

CORPORATE BONDS & NOTES 0.6%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	300	404

SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
0.656% due 03/27/2017		$400	404

Total Norway (Cost $787)			808

SPAIN 5.7%

CORPORATE BONDS & NOTES 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	200	266
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		200	269

			535

SOVEREIGN ISSUES 4.9%
Autonomous Community of Madrid Spain
4.305% due 03/06/2014		400	529
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		100	132
Instituto de Credito Oficial
1.966% due 03/25/2014		100	130
6.125% due 02/27/2014	AUD	200	181
Spain Government International Bond
4.100% due 07/30/2018	EUR	200	267
4.500% due 01/31/2018		1,200	1,622
Xunta de Galicia
6.131% due 04/03/2018		300	416

			3,277

Total Spain (Cost $3,854)			3,812

SUPRANATIONAL 3.8%

CORPORATE BONDS & NOTES 3.8%
Council of Europe Development Bank
5.625% due 12/14/2015	AUD	800	767
EUROFIMA
5.625% due 10/24/2016		200	193
European Investment Bank
6.000% due 08/06/2020		700	682
European Union
3.500% due 06/04/2021	EUR	200	294
Inter-American Development Bank
6.000% due 02/26/2021	AUD	600	603

Total Supranational (Cost $2,873)			2,539

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 11.4%

BANK LOAN OBLIGATIONS 0.1%
Virgin Media Investment Holdings Ltd.
3.500% due 06/07/2020		$100	$99

CORPORATE BONDS & NOTES 0.2%
HBOS PLC
6.750% due 05/21/2018		100	106

MORTGAGE-BACKED SECURITIES 2.2%
Eurosail PLC
0.666% due 06/10/2044	GBP	68	99
Fosse Master Issuer PLC
2.604% due 10/18/2054		200	311
Granite Master Issuer PLC
0.532% due 12/20/2054		$100	92
Mansard Mortgages PLC
1.160% due 12/15/2049	GBP	336	475
Newgate Funding PLC
1.509% due 12/15/2050		400	518

			1,495

SOVEREIGN ISSUES 8.9%
United Kingdom Gilt
0.125% due 03/22/2024 (c)		926	1,464
1.875% due 11/22/2022 (c)		728	1,356
4.250% due 06/07/2032		300	521
4.250% due 09/07/2039		500	863
4.250% due 12/07/2040		300	517
4.500% due 09/07/2034		100	179
4.500% due 12/07/2042		100	180
4.750% due 12/07/2030		500	924

			6,004

Total United Kingdom (Cost $8,099)			7,704

UNITED STATES 24.1%

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		$1	1
0.893% due 10/25/2031		2	2
Amresco Residential Securities Mortgage Loan Trust
1.133% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.263% due 12/25/2036		20	19
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		1	1
First Alliance Mortgage Loan Trust
0.422% due 12/20/2027		1	1
Home Equity Mortgage Loan Asset-Backed Trust
0.643% due 08/25/2035		200	194
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		12	12
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		234	148
Residential Asset Securities Corp. Trust
0.693% due 07/25/2032 ^		3	2
SLM Student Loan Trust
0.776% due 10/25/2017		223	224
1.776% due 04/25/2023		543	559
Structured Asset Securities Corp.
0.773% due 01/25/2033		2	2

			1,166

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$217	$218

CORPORATE BONDS & NOTES 5.0%
Ally Financial, Inc.
3.672% due 06/20/2014		200	203
4.625% due 06/26/2015		100	103
American International Group, Inc.
8.000% due 05/22/2068	EUR	400	608
BA Covered Bond Issuer
4.250% due 08/03/2017		200	288
CIT Group, Inc.
5.250% due 04/01/2014		$300	305
International Lease Finance Corp.
6.750% due 09/01/2016		200	217
Jones Group, Inc.
5.125% due 11/15/2014		200	208
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		200	50
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,107
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	269

			3,358

MORTGAGE-BACKED SECURITIES 7.3%
American Home Mortgage Investment Trust
1.914% due 09/25/2045		$101	99
Banc of America Large Loan Trust
2.493% due 11/15/2015		357	359
Banc of America Mortgage Trust
2.929% due 02/25/2036 ^		83	70
Bear Stearns Adjustable Rate Mortgage Trust
2.571% due 08/25/2033		5	5
2.600% due 03/25/2035		88	88
2.793% due 03/25/2035		9	9
5.145% due 08/25/2035		46	47
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		101	99
2.778% due 03/25/2036 ^		122	80
2.845% due 11/25/2035 ^		60	44
2.845% due 11/25/2036		142	97
2.864% due 09/25/2035		65	54
3.645% due 08/25/2036 ^		76	52
Bear Stearns Structured Products, Inc.
2.653% due 12/26/2046		53	37
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035		17	16
2.290% due 09/25/2035		28	27
Countrywide Alternative Loan Trust
0.402% due 03/20/2046		122	86
0.473% due 02/25/2037		104	72
1.173% due 12/25/2035		154	110
1.673% due 11/25/2035		27	20
5.250% due 06/25/2035		21	18
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035		51	42
0.513% due 03/25/2035		109	78
0.523% due 02/25/2035		13	12
2.915% due 11/25/2034		18	17
2.963% due 08/25/2034		53	46
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		2	2
CSMC Mortgage-Backed Trust
5.863% due 02/25/2037 ^		246	166

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	$400	$8
1.561% due 11/10/2046 (a)	967	41
GSR Mortgage Loan Trust
2.655% due 09/25/2035	300	277
2.796% due 01/25/2036 ^	153	137
Harborview Mortgage Loan Trust
2.599% due 05/19/2033	9	9
IndyMac Mortgage Loan Trust
0.433% due 07/25/2035	44	38
JPMorgan Mortgage Trust
2.240% due 07/27/2037	199	171
2.818% due 02/25/2036 ^	92	79
Mellon Residential Funding Corp.
0.633% due 12/15/2030	14	14
Merrill Lynch Floating Trust
0.731% due 07/09/2021	156	155
Merrill Lynch Mortgage Investors Trust
1.664% due 10/25/2035	26	25
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036	98	88
Morgan Stanley/Bank of America/Merrill Lynch Trust
1.662% due 12/15/2048 (a)	1,294	100
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	52	28
0.373% due 06/25/2046	427	192
0.403% due 04/25/2046	117	59
Structured Adjustable Rate Mortgage Loan Trust
2.593% due 04/25/2034	17	17
Structured Asset Mortgage Investments Trust
0.403% due 05/25/2046	21	13
0.413% due 05/25/2036	146	100
0.413% due 09/25/2047	200	131
0.423% due 05/25/2045	39	32
0.772% due 07/19/2034	6	6
0.852% due 09/19/2032	5	5
0.892% due 03/19/2034	11	11
1.668% due 08/25/2047	67	53
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	50
Thornburg Mortgage Securities Trust
1.443% due 06/25/2047	32	28
5.750% due 06/25/2047	99	95
Wachovia Mortgage Loan Trust LLC
3.033% due 10/20/2035	296	255
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	14	13
0.503% due 01/25/2045	12	11
1.148% due 06/25/2046	74	67
1.174% due 02/25/2046	165	149
2.211% due 03/25/2033	24	24
2.220% due 02/27/2034	11	11
2.497% due 03/25/2035	145	144
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.109% due 07/25/2046 ^	46	24
Wells Fargo Mortgage-Backed Securities Trust
2.613% due 07/25/2036 ^	128	113
2.666% due 06/25/2035	65	66
2.701% due 04/25/2036	19	19
2.770% due 03/25/2036	175	166

		4,876

MUNICIPAL BONDS & NOTES 0.5%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	239

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	$100	$118

		357

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
2.534% due 07/29/2013 (d)	65	460
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	900	21

		481

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.313% due 03/25/2034	$14	14
0.343% due 08/25/2034	9	8
0.543% due 09/25/2042	30	30
0.623% due 11/25/2040	227	228
0.643% due 11/25/2040	263	265
1.374% due 10/01/2044	31	32
2.387% due 12/01/2034	10	11
2.492% due 11/01/2034	82	88
2.571% due 05/25/2035	29	29
3.500% due 11/01/2021	97	103
5.480% due 07/01/2018	200	222
6.000% due 07/25/2044	20	23

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.693% due 12/15/2032	$22	$23
0.793% due 12/15/2037	87	88
1.374% due 10/25/2044	86	86
2.344% due 02/01/2029	8	9
2.500% due 03/01/2035	25	26
2.573% due 04/01/2035	194	205
Ginnie Mae
1.750% due 04/20/2028 - 06/20/2030	3	4
2.000% due 04/20/2030 - 05/20/2030	3	2
NCUA Guaranteed Notes
0.663% due 11/05/2020	1,659	1,669
0.753% due 12/08/2020	398	400
Tennessee Valley Authority
6.250% due 12/15/2017	400	480

		4,045

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Bonds
2.875% due 05/15/2043 (g)	400	354
3.125% due 11/15/2041 (h)	200	188
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2023 (g)	806	781
2.375% due 01/15/2025 (h)	123	147
U.S. Treasury Notes
1.750% due 05/15/2023	200	188
2.000% due 02/15/2023	100	96

		1,754

Total United States (Cost $16,629)		16,255

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.5%

REPURCHASE AGREEMENTS (f) 0.7%
			$485

MEXICO TREASURY BILLS 5.9%
3.957% due 10/03/2013 - 11/14/2013 (b)	MXN	52,000	3,969

U.S. TREASURY BILLS 0.9%
0.047% due 08/22/2013 - 09/05/2013 (b)(k)		$590	590

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (e) 2.0%
PIMCO Short-Term Floating NAV Portfolio		132,626	1,327

Total Short-Term Instruments (Cost $6,591)			6,371

PURCHASED OPTIONS (i) 0.2%
(Cost $81)			127

Total Investments 88.4% (Cost $60,837)			$59,366

Written Options (j) (0.4%) (Premiums $153)			(242)

Other Assets and Liabilities (Net) 12.0%			8,020

Net Assets 100.0%			$67,144

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity, date shown represents next contractual call date.
(e)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$485	Fannie Mae 2.200% due 10/17/2022	$(499)	$485	$485

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	06/27/2013	07/12/2013	$353	$(353)
GSC	0.140%	06/27/2013	07/12/2013	780	(780)

					$(1,133)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $3,651 at a weighted average interest rate of 0.436%.
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $1,136 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$485	$(499)	$(14)

Master Securities Forward Transactions Agreement
BCY	(353)	355	2
GSC	(780)	781	1

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	21	$(9)
3-Month Euribor December Futures	Long	12/2015	26	(14)
3-Month Euribor June Futures	Long	06/2015	12	(4)
3-Month Euribor March Futures	Long	03/2015	9	(4)
3-Month Euribor September Futures	Long	09/2015	29	(14)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	3	11
Australia Government 3-Year Bond September Futures	Short	09/2013	34	17
Canada Government 10-Year Bond September Futures	Short	09/2013	3	15
Euro-Bobl September Futures	Short	09/2013	3	0
Euro-BTP Italy Government Bond September Futures	Short	09/2013	4	16
Euro-Bund 10-Year Bond September Futures	Long	09/2013	52	(153)
Japan Government 10-Year Bond September Futures	Long	09/2013	9	19
U.S. Treasury 10-Year Note September Futures	Long	09/2013	11	(32)
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	15	67
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	7	51
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2014	20	(2)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2015	18	(17)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2015	51	(11)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2015	21	4
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2014	10	(1)
United Kingdom Government 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2015	77	(39)

				$(100)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month CAD-Bank Bill	2.300%	06/19/2023	CAD	200	$10	$7
Receive	3-Month USD-LIBOR	1.400%	03/20/2018	$	1,200	(1)	5
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		5,200	323	238
Pay	6-Month GBP-LIBOR	1.000%	06/18/2015	GBP	400	0	(1)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	650,000	(258)	(254)
Pay	6-Month JPY-LIBOR	1.550%	04/10/2043		70,000	(61)	(62)
Pay	6-Month JPY-LIBOR	1.723%	04/12/2043		40,000	(18)	(18)

						$(5)	$(85)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $308 and cash of $874 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
BCY	$(23)	$5
GSC	(51)	47
SAL	(26)	31

Centrally Cleared Swaps
DEU	24	0
FOB	(116)	9
SAL	7	(1)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC	FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	24	$	22	HUS	$0	$0	$0
07/2013	BRL	59		27	BRC	0	0	0
07/2013		270		131	FBF	10	0	10
07/2013		113		53	HUS	3	0	3
07/2013		275		124	JPM	1	0	1
07/2013		108		49	MSC	0	0	0
07/2013		354		168	UAG	10	0	10
07/2013	EUR	198		259	BOA	1	0	1
07/2013		68		89	BPS	0	0	0
07/2013		1,989		2,633	CBK	44	0	44
07/2013		481		632	DUB	6	0	6
07/2013		414		542	JPM	3	0	3
07/2013		5,396		6,970	MSC	0	(54)	(54)
07/2013		3,723		4,931	RYL	85	0	85
07/2013	GBP	376		585	CBK	13	0	13
07/2013		32		50	HUS	1	0	1
07/2013		9,369		14,145	RYL	0	(105)	(105)
07/2013	IDR	1,560,422		151	CBK	0	(5)	(5)
07/2013	JPY	35,800		380	CBK	19	0	19
07/2013		116,800		1,158	DUB	0	(20)	(20)
07/2013		67,200		673	MSC	4	(8)	(4)
07/2013		374,974		3,778	RYL	7	(10)	(3)
07/2013		1,080		11	WST	0	0	0
07/2013	MXN	31,497		2,442	GLM	16	0	16
07/2013		15,775		1,224	MSC	7	0	7
07/2013	NZD	35		27	BPS	0	0	0
07/2013		65		52	JPM	2	0	2
07/2013		4,737		3,876	UAG	207	0	207
07/2013	$	229	AUD	243	CBK	0	(7)	(7)
07/2013		29	BRL	59	BRC	0	(3)	(3)
07/2013		127		270	FBF	0	(6)	(6)
07/2013		51		113	HUS	0	0	0
07/2013		129		275	JPM	0	(5)	(5)
07/2013		50		108	MSC	0	(2)	(2)
07/2013		163		354	UAG	0	(4)	(4)
07/2013		695	EUR	534	BPS	1	0	1
07/2013		643		486	BRC	0	(10)	(10)
07/2013		4,569		3,495	CBK	0	(20)	(20)
07/2013		1,539		1,164	DUB	0	(24)	(24)
07/2013		738		553	JPM	0	(18)	(18)
07/2013		8,389		6,373	RYL	0	(93)	(93)
07/2013		1,093	GBP	697	BPS	0	(33)	(33)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	982	GBP	635	BRC	$0	$(16)	$(16)
07/2013		229		147	CBK	0	(5)	(5)
07/2013		10,059		6,514	GLM	0	(151)	(151)
07/2013		1,076		690	HUS	0	(27)	(27)
07/2013		1,227		795	JPM	0	(18)	(18)
07/2013		87		56	MSC	0	(1)	(1)
07/2013		379		243	RYL	0	(10)	(10)
07/2013		159	IDR	1,560,422	JPM	0	(3)	(3)
07/2013		16	INR	870	DUB	0	(1)	(1)
07/2013		8		424	JPM	0	(1)	(1)
07/2013		3		173	MSC	0	0	0
07/2013		513	JPY	50,200	BPS	0	(6)	(6)
07/2013		76		7,500	BRC	0	0	0
07/2013		1,021		101,200	CBK	1	(1)	0
07/2013		481		47,200	DUB	0	(5)	(5)
07/2013		333		34,100	FBF	11	0	11
07/2013		378		37,500	HUS	1	0	1
07/2013		669		66,900	JPM	6	0	6
07/2013		1,972		193,000	MSC	0	(26)	(26)
07/2013		150		14,600	RYL	0	(3)	(3)
07/2013		1,227	MXN	15,983	HUS	5	0	5
07/2013		2,491		31,849	UAG	0	(38)	(38)
07/2013		137	NZD	177	BPS	0	0	0
07/2013		158		205	BRC	1	0	1
07/2013		60	ZAR	567	BRC	0	(3)	(3)
07/2013		22		207	CBK	0	(1)	(1)
07/2013		115		1,085	MSC	0	(6)	(6)
07/2013		78		781	UAG	1	0	1
07/2013	ZAR	1,693	$	186	BOA	15	0	15
07/2013		231		23	BRC	0	0	0
07/2013		141		14	HUS	0	0	0
07/2013		793		84	JPM	4	0	4
07/2013		420		42	MSC	0	0	0
08/2013	AUD	4,985		4,680	BRC	131	0	131
08/2013	BRL	190		88	BOA	3	0	3
08/2013		1,246		579	BRC	24	0	24
08/2013		1,745		811	DUB	34	0	34
08/2013		334		155	HUS	6	0	6
08/2013		275		128	JPM	5	0	5
08/2013		179		83	MSC	3	0	3
08/2013		1,168		541	UAG	21	0	21
08/2013	CNY	15,178		2,419	UAG	0	(32)	(32)
08/2013	EUR	3,495		4,570	CBK	20	0	20
08/2013		141		185	DUB	1	0	1
08/2013		6,373		8,390	RYL	93	0	93
08/2013	GBP	40		62	DUB	1	0	1
08/2013		6,514		10,057	GLM	151	0	151
08/2013	$	732	AUD	804	BRC	2	0	2
08/2013		88		95	HUS	0	(1)	(1)
08/2013		98	BRL	200	FBF	0	(9)	(9)
08/2013		407		866	HUS	0	(22)	(22)
08/2013		247		534	MSC	0	(9)	(9)
08/2013		2,126		4,320	UAG	0	(204)	(204)
08/2013		319	CNY	2,000	DUB	4	0	4
08/2013		780		4,925	UAG	15	0	15
08/2013		670	EUR	514	CBK	0	(1)	(1)
08/2013		277		212	FBF	0	(1)	(1)
08/2013		1,316		1,012	JPM	2	0	2
08/2013		513	GBP	338	BRC	1	0	1
08/2013		186		122	CBK	0	(1)	(1)
09/2013	CAD	653	$	641	RBC	21	0	21
09/2013	EUR	4,869		6,430	BOA	90	0	90
09/2013	MXN	995		76	BOA	0	0	0
09/2013		25,500		2,015	BPS	58	0	58
09/2013		490		38	BRC	0	0	0
09/2013		8,632		666	CBK	4	0	4
09/2013		2,770		215	FBF	2	0	2
09/2013		5,748		448	HUS	10	(2)	8
09/2013		2,111		161	MSC	1	(2)	(1)
09/2013		27		2	UAG	0	0	0
09/2013	$	50	CLP	24,908	UAG	0	(2)	(2)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2013	$	1,967	MXN	25,816	BRC	$14	$0	$14
09/2013		1,283		15,925	JPM	0	(62)	(62)
09/2013		159		2,045	MSC	0	(2)	(2)
10/2013	MXN	7,860	$	637	HUS	36	0	36
10/2013		21,597		1,742	JPM	88	0	88
10/2013		10,785		860	MSC	36	0	36
10/2013	RUB	800		24	BRC	0	0	0
10/2013		1,004		30	HUS	0	0	0
10/2013		327		10	JPM	0	0	0
10/2013	$	148	IDR	1,560,422	CBK	3	0	3
10/2013		79	RUB	2,515	BRC	0	(4)	(4)
11/2013	MXN	982	$	78	BOA	4	0	4
11/2013		9,823		785	UAG	37	0	37
04/2014	$	72	CNY	438	BRC	0	(3)	(3)
04/2014		104		633	CBK	0	(4)	(4)
04/2014		27		164	GST	0	(2)	(2)
04/2014		48		292	HUS	0	(1)	(1)
04/2014		46		280	JPM	0	(1)	(1)
04/2014		45		275	RYL	0	(1)	(1)
04/2014		96		584	UAG	0	(3)	(3)
09/2015		70		430	BOA	0	(3)	(3)
09/2015		154		941	BRC	0	(7)	(7)
09/2015		577		3,492	CBK	0	(29)	(29)
09/2015		106		640	JPM	0	(7)	(7)
09/2015		70		431	MSC	0	(2)	(2)

						$1,406	$(1,166)	$240

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$	1,000	$81	$127

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	900	$1	$(1)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	2	(3)
Call - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		900	2	(1)
Put - OTC 1-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		900	2	(3)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,300	3	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		600	1	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		900	2	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	500	1	(8)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		4,000	76	(157)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		400	1	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		100	1	(1)
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month JPY-LIBOR	Pay	1.000%	07/17/2013	JPY	50,000	3	(3)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	07/16/2013		30,000	2	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month JPY-LIBOR	Pay	1.050%	08/16/2013		20,000	1	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	400	1	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		600	3	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		500	2	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		600	2	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		600	10	(10)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,300	6	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		1,000	17	(17)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(11)

								$147	$(224)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC USD versus MXN	BOA	MXN	12.850	07/11/2013	$	84	$1	$(1)
Call - OTC USD versus MXN	MSX		12.660	07/18/2013		485	4	(14)
Call - OTC USD versus ZAR	UAG	ZAR	9.700	07/18/2013		27	0	(1)
Call - OTC USD versus ZAR	JPM		9.870	07/18/2013		89	1	(2)

							$6	$(18)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in JPY	Premium
Balance at 12/31/2012	0	$17,200	EUR 0	JPY 0	$283
Sales	8	42,752	8,524	100,000	292
Closing Buys	0	(24,106)	0	0	(175)
Expirations	(4)	(16,429)	(2,124)	0	(179)
Exercised	(4)	(7,332)	0	0	(68)

Balance at 06/30/2013	0	$12,085	EUR 6,400	JPY 100,000	$153

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	0.853%	$	200	$(13)	$(13)	$0
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.129%		200	(3)	0	(3)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.879%		1,000	(11)	0	(11)
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.530%		200	(5)	0	(5)

								$(32)	$(13)	$(19)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	DUB	1.000%	09/20/2016	0.329%	$	100	$3	$2	$1
Australia Government Bond	UAG	1.000%	09/20/2016	0.329%		200	4	3	1
Japan Government International Bond	BOA	1.000%	06/20/2018	0.732%		200	2	3	(1)
Japan Government International Bond	BRC	1.000%	06/20/2018	0.732%		200	3	4	(1)
Japan Government International Bond	DUB	1.000%	06/20/2018	0.732%		400	5	8	(3)
Japan Government International Bond	GST	1.000%	06/20/2018	0.732%		400	7	8	(1)
Japan Government International Bond	MYC	1.000%	06/20/2018	0.732%		200	2	3	(1)

							$26	$31	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Japan 19 5-Year Index	BOA	1.000%	06/20/2018	JPY	150,000	$(8)	$6	$(14)
iTraxx Japan 19 5-Year Index	BRC	1.000%	06/20/2018		20,000	(1)	1	(2)
iTraxx Japan 19 5-Year Index	DUB	1.000%	06/20/2018		30,000	(2)	1	(3)
iTraxx Japan 19 5-Year Index	GST	1.000%	06/20/2018		40,000	(2)	1	(3)

						$(13)	$9	$(22)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.910%	01/02/2017	BOA	BRL	600	$(12)	$(4)	$(8)
Pay	1-Year BRL-CDI	9.530%	01/02/2017	BOA		400	(5)	0	(5)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC	MXN	1,100	4	(1)	5
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		3,500	(8)	(5)	(3)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	BRC		700	(4)	(1)	(3)
Pay	28-Day MXN-TIIE	5.750%	02/22/2023	GLM		300	(1)	0	(1)

							$(26)	$(11)	$(15)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(l)	Securities with an aggregate market value of $240 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$19	$0	$19
BPS	20	0	20
BRC	122	0	122
CBK	30	0	30
DUB	(8)	0	(8)
FBF	4	0	4
GLM	15	0	15
GST	3	0	3
HUS	1	0	1
JPM	(16)	0	(16)
MSC	(61)	(125)	(186)
MSX	(14)	0	(14)
MYC	(12)	(30)	(42)
RBC	21	0	21
RYL	(55)	240	185
UAG	11	0	11

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$127	$127
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	97	97
Unrealized appreciation on foreign currency contracts	0	0	0	1,406	0	1,406
Unrealized appreciation on OTC swap agreements	0	2	0	0	5	7

	$0	$2	$0	$1,406	$229	$1,637

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$0	$0	$18	$224	$242
Variation margin payable on financial derivative instruments (2)	0	0	0	0	6	6
Unrealized depreciation on foreign currency contracts	0	0	0	1,166	0	1,166
Unrealized depreciation on OTC swap agreements	0	48	0	0	20	68

	$0	$48	$0	$1,184	$250	$1,482

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on futures contracts	$0	$0	$0	$0	$203	$203
Net realized gain (loss) on written options	0	0	0	(17)	151	134
Net realized gain (loss) on swaps	0	85	0	1,387	(185)	1,287
Net realized gain on foreign currency transactions	0	0	0	141	0	141

	$0	$85	$0	$1,511	$169	$1,765

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$48	$48
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(115)	(115)
Net change in unrealized (depreciation) on written options	0	0	0	(12)	(76)	(88)
Net change in unrealized (depreciation) on swaps	0	(109)	0	(592)	(178)	(879)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,348	0	1,348

	$0	$(109)	$0	$744	$(321)	$314

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(100) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(85) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$1,999	$0	$1,999
Mortgage-Backed Securities	0	149	0	149
Sovereign Issues	0	113	0	113
Canada
Sovereign Issues	0	524	0	524
Cayman Islands
Asset-Backed Securities	0	194	0	194
Denmark
Corporate Bonds & Notes	0	4	0	4
France
Corporate Bonds & Notes	0	2,932	0	2,932
Sovereign Issues	0	3,790	0	3,790
Germany
Corporate Bonds & Notes	0	1,559	0	1,559
Sovereign Issues	0	2,245	0	2,245
Ireland
Corporate Bonds & Notes	0	391	0	391
Italy
Asset-Backed Securities	0	185	0	185
Mortgage-Backed Securities	0	335	0	335
Sovereign Issues	0	2,934	0	2,934
Luxembourg
Corporate Bonds & Notes	0	134	0	134

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mexico
Sovereign Issues	$0	$104	$0	$104
Netherlands
Asset-Backed Securities	0	370	0	370
Corporate Bonds & Notes	0	294	0	294
New Zealand
Sovereign Issues	0	3,494	0	3,494
Norway
Corporate Bonds & Notes	0	404	0	404
Sovereign Issues	0	404	0	404
Spain
Corporate Bonds & Notes	0	535	0	535
Sovereign Issues	0	3,277	0	3,277
Supranational
Corporate Bonds & Notes	0	2,539	0	2,539
United Kingdom
Bank Loan Obligations	0	99	0	99
Corporate Bonds & Notes	0	106	0	106
Mortgage-Backed Securities	0	1,495	0	1,495
Sovereign Issues	0	6,004	0	6,004
United States
Asset-Backed Securities	0	1,166	0	1,166
Bank Loan Obligations	0	218	0	218
Corporate Bonds & Notes	0	3,358	0	3,358
Mortgage-Backed Securities	0	4,705	171	4,876

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Municipal Bonds & Notes	$0	$357	$0	$357
Preferred Securities	21	0	460	481
U.S. Government Agencies	0	1,976	2,069	4,045
U.S. Treasury Obligations	0	1,754	0	1,754
Short-Term Instruments
Repurchase Agreements	0	485	0	485
Mexico Treasury Bills	0	3,969	0	3,969
U.S. Treasury Bills	0	590	0	590
Central Funds Used for Cash Management Purposes	1,327	0	0	1,327
Purchased Options
Interest Rate Contracts	0	127	0	127
	$1,348	$55,318	$2,700	$59,366

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$2	$0	$2
Foreign Exchange Contracts	0	1,406	0	1,406
Interest Rate Contracts	200	255	0	455
	$200	$1,663	$0	$1,863

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(48)	0	(48)
Foreign Exchange Contracts	0	(1,184)	0	(1,184)
Interest Rate Contracts	(300)	(579)	0	(879)
	$(300)	$(1,811)	$0	$(2,111)

Totals	$1,248	$55,170	$2,700	$59,118

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
United States
Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$171	$0	$171	$0
Preferred Securities	477	0	0	0	0	(17)	0	0	460	(17)
U.S. Government Agencies	2,181	0	(116)	0	0	4	0	0	2,069	4

Totals	$2,658	$0	$(116)	$0	$0	$(13)	$171	$0	$2,700	$(13)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
United States
Mortgage-Backed Securities	$171	Third Party Vendor	Broker Quote	86.00
Preferred Securities	460	Benchmark Pricing	Base Price	$ 7,183.47
U.S. Government Agencies	2,069	Third Party Vendor	Broker Quote	100.37-100.63

Total	$2,700

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider

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tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability

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Notes to Financial Statements (Cont.)

of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income

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Notes to Financial Statements (Cont.)

represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the

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Notes to Financial Statements (Cont.)

Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in

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the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman

Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$84	$1,913

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,919	$25,108	$(25,700)	$0	$0	$1,327	$8	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$28,862	$34,810	$14,484	$34,307

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	0	$0	0	$0
Administrative Class	543	5,898	1,601	17,277
Issued as reinvestment of distributions
Institutional Class	0	0	0	1
Administrative Class	62	669	415	4,469
Cost of shares redeemed
Institutional Class	0	0	0	0
Administrative Class	(1,511)	(16,261)	(2,348)	(24,939)
Net (decrease) resulting from Portfolio share transactions	(906)	$(9,694)	(332)	$(3,192)

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 52% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$61,016	$1,155	$(2,805)	$(1,650)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSX	Morgan Stanley Capital Group, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MBS	Mortgage-Backed Security
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT23SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Advantage® Strategy Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, issuer non-diversification risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Advantage® Strategy Bond Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Short-Term Instruments	33.4%
United States	23.3%
United Kingdom	8.8%
Mexico	6.0%
Ireland	4.1%
Other	24.4%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (05/02/2011)
PIMCO Global Advantage® Strategy Bond Portfolio Administrative Class	-5.24%	-1.03%	-0.15%
Barclays U.S. Aggregate Index±	-2.44%	-0.69%	3.51%
PIMCO Global Advantage Bond Index® (GLADI) (NY Close)±±	-4.78%	0.66%	0.63%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Administrative Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

±± PIMCO Global Advantage Bond Index® (GLADI) (NY Close) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real assets, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$947.60	$1,020.33
Expenses Paid During Period†	$4.35	$4.51
Net Annualized Expense Ratio††	0.90%	0.90%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage® Strategy Bond Portfolio seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in provincial debt in Europe contributed to relative performance as spreads for these securities tightened during the reporting period.

»	An underweight to the Japanese yen contributed to relative performance as the currency depreciated relative to the U.S. dollar during the reporting period.

»

Underweights to local duration (or sensitivity to changes in market interest rates) in Indonesia, South Korea, Poland and Russia contributed to relative performance as local interest rates rose during the reporting period.

»	An overweight to duration in Australia, Canada, the U.K. and Brazil detracted from relative performance as local rates rose during the reporting period.

»	An overweight to real duration in the U.S. detracted from relative performance as the breakeven inflation rate fell in the country during the reporting period.

»	An underweight to covered bonds in Europe detracted from relative performance as the spread for this sector tightened during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Advantage® Strategy Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	05/02/2011-12/31/2011

Administrative Class
Net asset value beginning of year or period	$10.25	$9.84	$10.00
Net investment income (a)	0.08	0.10	0.06
Net realized/unrealized gain (loss)	(0.61)	0.51	(0.15)
Total income (loss) from investment operations	(0.53)	0.61	(0.09)
Dividends from net investment income	(0.09)	(0.12)	(0.07)
Distributions from net realized capital gains	0.00	(0.08)	0.00
Total distributions	(0.09)	(0.20)	(0.07)
Net asset value end of year or period	$9.63	$10.25	$9.84
Total return	(5.24)%	6.19%	(0.93)%
Net assets end of year or period (000s)	$211,152	$201,022	$147,048
Ratio of expenses to average net assets	0.90%*	0.90%	0.90%*
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.93%*
Ratio of net investment income to average net assets	1.61%*	1.02%	0.84%*
Portfolio turnover rate	117%**	179%**	24%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Global Advantage® Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$145,012
Investments in Affiliates, at value	68,780
Repurchase agreements, at value	314
Cash	5
Deposits with counterparty	175
Foreign currency, at value	1,458
Receivable for investments sold	27,897
Receivable for cross-currency swap exchanges	24,073
OTC swap premiums paid	422
Variation margin receivable on financial derivative instruments	106
Unrealized appreciation on foreign currency contracts	1,944
Unrealized appreciation on OTC swap agreements	282
Receivable for Portfolio shares sold	6
Interest and dividends receivable	1,350
Dividends receivable from Affiliates	14
271,838

Liabilities:
Payable for investments purchased	$30,596
Payable for investments in Affiliates purchased	14
Written options outstanding	303
Payable for cross-currency swap exchanges	24,114
OTC swap premiums received	156
Variation margin payable on financial derivative instruments	9
Unrealized depreciation on foreign currency contracts	2,543
Unrealized depreciation on OTC swap agreements	629
Deposits from counterparty	1,295
Payable for Portfolio shares redeemed	869
Accrued investment advisory fees	67
Accrued supervisory and administrative fees	59
Accrued servicing fees	25
Reimbursement to PIMCO	4
Other liabilities	3
60,686

Net Assets	$211,152

Net Assets Consist of:
Paid in capital	$219,507
(Overdistributed) net investment income	(1,573)
Accumulated undistributed net realized gain	463
Net unrealized (depreciation)	(7,245)
$211,152

Net Assets:
Administrative Class	$211,152

Shares Issued and Outstanding:
Administrative Class	21,920

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.63

Cost of Investments	$150,503
Cost of Investments in Affiliates	$68,785
Cost of Repurchase Agreements	$314
Cost of Foreign Currency Held	$1,469
Premiums Received on Written Options	$183

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Advantage® Strategy Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest, net of foreign taxes*	$2,581
Dividends from Affiliate investments	70
Total Income	2,651

Expenses:
Investment advisory fees	420
Supervisory and administrative fees	367
Servicing fees - Administrative Class	157
Trustees’ fees	1
Interest expense	1
Miscellaneous expense	4
Total Expenses	950

Net Investment Income	1,701

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(2,337)
Net realized (loss) on Affiliate investments	(42)
Net realized gain on futures contracts	262
Net realized gain on written options	309
Net realized gain on swaps	1,199
Net realized (loss) on foreign currency transactions	(93)
Net change in unrealized (depreciation) on investments	(6,646)
Net change in unrealized appreciation on Affiliate investments	34
Net change in unrealized (depreciation) on futures contracts	(163)
Net change in unrealized (depreciation) on written options	(200)
Net change in unrealized (depreciation) on swaps	(2,418)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(3,302)
Net (Loss)	(13,397)

Net (Decrease) in Net Assets Resulting from Operations	$(11,696)

* Foreign tax withholdings	$11

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Global Advantage® Strategy Bond Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$1,701	$1,857
Net realized gain (loss)	(660)	696
Net realized gain (loss) on Affiliate investments	(42)	12
Net capital gain distributions received from Affiliate investments	0	5
Net change in unrealized appreciation (depreciation)	(12,729)	8,269
Net change in unrealized appreciation (depreciation) on Affiliate investments	34	(44)
Net increase (decrease) resulting from operations	(11,696)	10,795

Distributions to Shareholders:
From net investment income
Administrative Class	(1,819)	(2,157)
From net realized capital gains
Administrative Class	0	(1,503)

Total Distributions	(1,819)	(3,660)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	23,645	46,839

Total Increase in Net Assets	10,130	53,974

Net Assets:
Beginning of period	201,022	147,048
End of period*	$211,152	$201,022

*Including (overdistributed) net investment income of:	$(1,573)	$(1,455)

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.8%

CORPORATE BONDS & NOTES 0.3%
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		$500	$563

SOVEREIGN ISSUES 0.5%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	850	1,002

Total Australia (Cost $1,760)			1,565

BRAZIL 1.0%

CORPORATE BONDS & NOTES 1.0%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	752
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	656
Petrobras International Finance Co.
7.875% due 03/15/2019		600	697

Total Brazil (Cost $2,105)			2,105

CANADA 3.2%

CORPORATE BONDS & NOTES 0.7%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,563

SOVEREIGN ISSUES 2.5%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,700	5,216

Total Canada (Cost $7,285)			6,779

CAYMAN ISLANDS 0.7%

CORPORATE BONDS & NOTES 0.7%
Mongolian Mining Corp.
8.875% due 03/29/2017		$900	769
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		722	733

Total Cayman Islands (Cost $1,671)			1,502

DENMARK 0.6%

CORPORATE BONDS & NOTES 0.6%
Nykredit Realkredit A/S
2.000% due 01/01/2014	EUR	900	1,183

Total Denmark (Cost $1,211)			1,183

FRANCE 2.0%

CORPORATE BONDS & NOTES 0.6%
Banque PSA Finance S.A.
4.000% due 06/24/2015	EUR	100	131
4.250% due 02/25/2016		700	922
4.875% due 09/25/2015		100	134
6.000% due 07/16/2014		100	134

			1,321

SOVEREIGN ISSUES 1.4%
France Government Bond
1.000% due 11/25/2018		1,280	1,637
3.250% due 05/25/2045		1,000	1,270

			2,907

Total France (Cost $4,369)			4,228

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 3.0%

CORPORATE BONDS & NOTES 1.8%
Erste Abwicklungsanstalt
3.125% due 03/29/2016	EUR	400	$557
FMS Wertmanagement AoeR
1.875% due 05/09/2019		500	670
Hypothekenbank Frankfurt AG
4.375% due 07/02/2019		400	602
KFW
0.875% due 06/25/2018		800	1,030
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		$1,000	1,000

			3,859

SOVEREIGN ISSUES 1.2%
State of Hesse
3.250% due 10/14/2015	EUR	300	415
State of Lower Saxony
4.250% due 09/24/2013		1,600	2,102

			2,517

Total Germany (Cost $6,383)			6,376

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	310
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	591

Total India (Cost $896)			901

INDONESIA 0.8%

CORPORATE BONDS & NOTES 0.5%
Pertamina Persero PT
4.875% due 05/03/2022		$700	672
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		500	492

			1,164

SOVEREIGN ISSUES 0.3%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	1,924,000	174
6.625% due 05/15/2033		805,000	71
8.250% due 06/15/2032		4,699,000	493

			738

Total Indonesia (Cost $2,165)			1,902

IRELAND 4.1%

ASSET-BACKED SECURITIES 0.2%
LightPoint Pan-European CLO PLC
0.457% due 01/31/2022	EUR	328	417

CORPORATE BONDS & NOTES 2.9%
Depfa ACS Bank
3.875% due 07/15/2013		1,600	2,084
3.875% due 11/14/2016		1,300	1,799
3.905% due 04/15/2014		$700	709
4.375% due 01/15/2015	EUR	1,100	1,499

			6,091

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.0%
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	178	$268
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	979	1,273
Opera Finance PLC
0.428% due 10/20/2014		336	434
Quokka Finance PLC
0.400% due 09/01/2016		169	216

			2,191

Total Ireland (Cost $8,909)			8,699

ITALY 0.3%

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$600	590

Total Italy (Cost $598)			590

LUXEMBOURG 1.3%

CORPORATE BONDS & NOTES 1.3%
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		$1,100	1,331
Nord S.A.
3.500% due 02/18/2014	EUR	800	1,063
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$300	319

Total Luxembourg (Cost $2,807)			2,713

MALAYSIA 0.3%

SOVEREIGN ISSUES 0.3%
Malaysia Government Bond
3.418% due 08/15/2022	MYR	350	109
3.492% due 03/31/2020		50	16
3.502% due 05/31/2027		200	62
3.580% due 09/28/2018		600	190
3.835% due 08/12/2015		200	64
4.012% due 09/15/2017		800	258

Total Malaysia (Cost $723)			699

MEXICO 6.1%

CORPORATE BONDS & NOTES 0.2%
Petroleos Mexicanos
6.500% due 06/02/2041		$400	415

SOVEREIGN ISSUES 5.9%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	43,840	3,396
6.000% due 06/18/2015		26,300	2,096
6.500% due 06/09/2022		18,510	1,509
7.500% due 06/03/2027		5,340	463
8.000% due 06/11/2020		31,790	2,811
10.000% due 12/05/2024		20,950	2,184

			12,459

Total Mexico (Cost $13,229)			12,874

MONGOLIA 0.4%

SOVEREIGN ISSUES 0.4%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$800	780

Total Mongolia (Cost $810)			780

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 3.1%

ASSET-BACKED SECURITIES 0.8%
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	487	$617
Eurocredit CDO BV
0.808% due 10/20/2016		782	1,008
Harbourmaster CLO BV
0.469% due 06/15/2020		37	48

			1,673

CORPORATE BONDS & NOTES 2.0%
Bank Nederlandse Gemeenten
3.000% due 03/30/2017		200	280
3.875% due 11/04/2019		100	148
ING Bank NV
0.949% due 05/23/2016		$1,900	1,814
0.973% due 07/03/2017		300	282
2.625% due 12/05/2022		500	470
Nederlandse Waterschapsbank NV
1.625% due 08/23/2019	EUR	200	262
3.375% due 01/19/2016		300	418
Rabobank Group
4.750% due 01/15/2020		$500	542

			4,216

SOVEREIGN ISSUES 0.3%
Netherlands Government Bond
1.750% due 07/15/2023	EUR	400	503
3.250% due 07/15/2021		100	145

			648

Total Netherlands (Cost $6,580)			6,537

RUSSIA 1.6%

SOVEREIGN ISSUES 1.6%
Russia Government International Bond
7.500% due 03/31/2030		$2,831	3,321

Total Russia (Cost $3,285)			3,321

SOUTH AFRICA 0.9%

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	11,900	1,256
8.250% due 09/15/2017		5,200	552

Total South Africa (Cost $2,223)			1,808

SOUTH KOREA 0.9%

SOVEREIGN ISSUES 0.9%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	399
3.500% due 03/10/2017		564,400	503
3.750% due 06/10/2022		366,900	331
4.000% due 12/10/2031		127,000	118
5.750% due 09/10/2018		529,100	521

Total South Korea (Cost $1,929)			1,872

SPAIN 1.9%

CORPORATE BONDS & NOTES 0.4%
Bankia S.A.
0.414% due 09/23/2013	EUR	100	129
3.500% due 11/13/2014		250	331
3.500% due 12/14/2015		100	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 07/05/2016	EUR	100	$133
4.375% due 02/14/2017		100	124

			849

SOVEREIGN ISSUES 1.5%
Autonomous Community of Catalonia
3.875% due 04/07/2015		300	386
Autonomous Community of Madrid
5.750% due 02/01/2018		900	1,237
Autonomous Community of Valencia
4.750% due 03/20/2014		100	132
Junta de Castilla y Leon
6.505% due 03/01/2019		300	418
Xunta de Galicia
5.763% due 04/03/2017		700	959

			3,132

Total Spain (Cost $3,910)			3,981

SUPRANATIONAL 0.8%

CORPORATE BONDS & NOTES 0.8%
European Financial Stability Facility
3.375% due 07/05/2021	EUR	1,200	1,728

Total Supranational (Cost $1,655)			1,728

SWEDEN 0.6%

CORPORATE BONDS & NOTES 0.6%
Skandinaviska Enskilda Banken AB
4.000% due 03/31/2014	EUR	200	268
Swedbank Hypotek AB
2.950% due 03/28/2016		$1,000	1,047

Total Sweden (Cost $1,318)			1,315

UNITED KINGDOM 8.8%

BANK LOAN OBLIGATIONS 0.2%
Alliance Boots Holdings Ltd.
3.604% due 07/10/2017	EUR	400	518

CORPORATE BONDS & NOTES 3.3%
Bank of Scotland PLC
3.875% due 01/15/2014		300	398
Co-operative Group Holdings
5.625% due 07/08/2020	GBP	300	422
DFS Furniture Holdings PLC
7.625% due 08/15/2018		300	473
FCE Bank PLC
5.125% due 11/16/2015		100	162
HSBC Holdings PLC
5.100% due 04/05/2021		$1,100	1,210
LBG Capital PLC
3.304% due 03/12/2020	EUR	100	107
6.439% due 05/23/2020		100	129
7.625% due 12/09/2019	GBP	100	154
15.000% due 12/21/2019		500	1,060
15.000% due 12/21/2019	EUR	400	730
Lloyds TSB Bank PLC
4.875% due 03/30/2027	GBP	1,200	1,989
Royal Bank of Scotland PLC
5.125% due 01/13/2024		100	173

			7,007

MORTGAGE-BACKED SECURITIES 1.0%
DECO Series
0.664% due 01/27/2020		200	287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gemgarto
3.456% due 05/14/2045	GBP	356	$562
Great Hall Mortgages PLC
0.403% due 06/18/2039		$375	333
Leek Finance Ltd.
0.789% due 12/21/2037	GBP	550	860
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015		105	156

			2,198

SOVEREIGN ISSUES 4.3%
United Kingdom Gilt
0.125% due 03/22/2024 (a)		1,441	2,277
1.750% due 09/07/2022		1,300	1,866
1.875% due 11/22/2022 (a)		2,547	4,745
3.250% due 01/22/2044		100	143
			9,031

Total United Kingdom (Cost $20,085)			18,754

UNITED STATES 23.7%

ASSET-BACKED SECURITIES 3.0%
Accredited Mortgage Loan Trust
0.323% due 02/25/2037		$169	152
0.473% due 04/25/2036		300	202
Argent Securities Trust
0.343% due 07/25/2036		473	181
0.353% due 05/25/2036		806	287
Bear Stearns Asset-Backed Securities Trust
0.513% due 01/25/2047		300	254
Countrywide Asset-Backed Certificates
0.293% due 08/25/2037		235	230
0.333% due 07/25/2037		500	345
0.578% due 11/25/2035		182	167
0.913% due 07/25/2034		400	354
4.910% due 04/25/2036		200	192
5.526% due 07/25/2036		292	297
Credit-Based Asset Servicing and Securitization LLC
4.522% due 03/25/2037 ^		378	216
First Franklin Mortgage Loan Trust
1.043% due 07/25/2034		300	239
GSAA Home Equity Trust
0.643% due 08/25/2037		173	138
GSAMP Trust
0.583% due 01/25/2036		500	363
Home Equity Mortgage Loan Asset-Backed Trust
0.433% due 04/25/2047		400	214
MASTR Asset-Backed Securities Trust
0.403% due 05/25/2037		500	300
Morgan Stanley ABS Capital, Inc.
0.423% due 10/25/2036		800	407
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^		79	70
People’s Choice Home Loan Securities Trust
1.138% due 05/25/2035 ^		600	332
Residential Asset Securities Corp. Trust
0.443% due 04/25/2037		400	334
0.593% due 12/25/2035		700	607
Structured Asset Securities Corp.
0.353% due 03/25/2036		202	190
Wachovia Mortgage Loan Trust
0.633% due 10/25/2035		200	170

			6,241

BANK LOAN OBLIGATIONS 0.3%
H.J. Heinz Co.
3.500% due 06/05/2020		600	601

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 6.1%
Altria Group, Inc.
4.750% due 05/05/2021		$700	$751
Amgen, Inc.
3.875% due 11/15/2021		400	412
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	950	1,368
Boston Scientific Corp.
6.000% due 01/15/2020		$1,350	1,530
HSBC Finance Corp.
6.676% due 01/15/2021		700	775
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	200	251
5.375% due 09/28/2016	GBP	1,400	2,329
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		$600	691
Pioneer Natural Resources Co.
5.875% due 07/15/2016		700	781
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	498
4.375% due 09/16/2014		2,600	3,501

			12,887

MORTGAGE-BACKED SECURITIES 2.0%
Banc of America Funding Corp.
0.402% due 04/20/2047		$409	298
6.000% due 07/25/2037 ^		243	188
Banc of America Large Loan Trust
2.493% due 11/15/2015		179	179
Chase Mortgage Finance Trust
4.755% due 03/25/2037		219	178
Citigroup Mortgage Loan Trust, Inc.
5.466% due 04/25/2037		236	204
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036		202	171
Credit Suisse Mortgage Capital Certificates
2.628% due 02/26/2036		184	173
CSMC Mortgage-Backed Trust
6.750% due 08/25/2036 ^		267	200
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036		222	183
IndyMac Mortgage Loan Trust
2.509% due 11/25/2035		279	219
JPMorgan Alternative Loan Trust
5.600% due 12/25/2036		209	178

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
3.006% due 03/25/2036 ^	$347	$236
Morgan Stanley Mortgage Loan Trust
2.973% due 09/25/2035	240	193
5.091% due 05/25/2036	253	192
PHH Alternative Mortgage Trust
6.000% due 05/25/2037	225	184
Prime Mortgage Trust
6.000% due 06/25/2036	206	174
Residential Accredit Loans, Inc. Trust
0.323% due 02/25/2037	238	190
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	210	191
6.000% due 06/25/2037	189	168
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 06/25/2037	225	183
Structured Asset Mortgage Investments Trust
0.423% due 02/25/2036	81	61
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035	282	278

		4,221

U.S. GOVERNMENT AGENCIES 1.7%
Fannie Mae
2.500% due 07/01/2028	800	804
3.000% due 08/01/2042	270	264
3.500% due 07/01/2043	1,000	1,015
4.500% due 04/01/2039	1,417	1,499

		3,582

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Bonds
2.875% due 05/15/2043 (d)	5,000	4,432
3.125% due 02/15/2043 (d)(g)	2,000	1,870
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022 (d)(g)	2,260	2,214
0.125% due 07/15/2022 (d)	7,837	7,659
0.125% due 01/15/2023	1,310	1,269
U.S. Treasury Notes
1.250% due 10/31/2019 (d)	1,100	1,067
1.625% due 08/15/2022 (d)(g)	730	684
2.000% due 02/15/2023	3,300	3,174

		22,369

Total United States (Cost $51,561)		49,901

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGIN ISLANDS (BRITISH) 0.2%

CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$400	$338

Total Virgin Islands (British) (Cost $398)			338

SHORT-TERM INSTRUMENTS 33.9%

REPURCHASE AGREEMENTS (c) 0.1%
			314

SHORT-TERM NOTES 0.1%
Export-Import Bank of Korea
1.226% due 07/26/2013		$200	200

U.S. TREASURY BILLS 0.0%
0.130% due 04/03/2014 (d)(g)		57	57

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (b) 32.6%
PIMCO Short-Term Floating NAV Portfolio		6,873,916	68,780

		PRINCIPAL AMOUNT (000S)
MALAYSIA TREASURY BILLS 1.1%
2.952% due 07/04/2013	MYR	7,100	2,247

Total Short-Term Instruments (Cost $71,660)			71,598

PURCHASED OPTIONS (e) 0.0%
(Cost $77)			57

Total Investments 101.4% (Cost $219,602)			$214,106

Written Options (d)(f) (0.1%) (Premiums $183)			(303)

Other Assets and Liabilities (Net) (1.3%)			(2,651)

Net Assets 100.0%			$211,152

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$314	Fannie Mae 2.200% due 10/17/2022	$(321)	$314	$314

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

As of June 30, 2013, there were no open sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $4,612 at a weighted average interest rate of (0.200%).

Collateral (Received) for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
SSB	$314	$(321)	$(7)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Short	12/2013	39	$2
3-Month Euribor December Futures	Long	12/2015	112	(8)
3-Month Euribor June Futures	Short	06/2014	39	13
3-Month Euribor June Futures	Long	06/2015	173	(157)
3-Month Euribor March Futures	Short	03/2014	39	9
3-Month Euribor September Futures	Short	09/2013	39	(4)
3-Month Euribor September Futures	Long	09/2015	146	(12)
3-Year Mid-Curve Put Options Strike @ EUR 99.000 on 03-Month Euribor July Futures	Short	07/2013	58	(64)
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	40	139
90-Day Eurodollar June Futures	Long	06/2015	71	(38)
90-Day Eurodollar March Futures	Long	03/2015	71	(29)
Euro-Bund 10-Year Bond September Futures	Short	09/2013	28	64
Euro-Buxl 30-Year Bond September Futures	Short	09/2013	2	7
U.S. Treasury 10-Year Note September Futures	Long	09/2013	31	(118)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2013	7	53

				$(143)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.125%	09/18/2014	EUR	38,500	$(44)	$(40)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	100	(2)	(2)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		800	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		3,800	(127)	(120)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,000	(15)	(22)
Pay	6-Month EUR-EURIBOR	1.000%	09/18/2018	EUR	6,800	(139)	(138)
Pay	6-Month EUR-EURIBOR	2.000%	09/18/2023		3,300	(31)	(175)
Receive	6-Month EUR-EURIBOR	2.500%	09/18/2043		1,500	14	72
Receive	6-Month GBP-LIBOR	2.250%	09/18/2023	GBP	2,400	126	136
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	140,000	23	(7)

						$(195)	$(303)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(d)	Securities with an aggregate market value of $1,380 and cash of $175 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
BCY	$11	$23
BOS	(167)	5
DEU	(118)	(2)
GSC	139	2
JPS	(8)	18

Centrally Cleared Swaps
BCY	(13)	0
DEU	(78)	3
FOB	(223)	15
GSC	30	3
MSC	69	(3)
SAL	(126)	37
UBS	38	(4)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	174	$	227	BPS	$0	$0	$0
07/2013	HKD	11,081		1,429	JPM	0	0	0
07/2013	IDR	15,520,321		1,489	FBF	0	(60)	(60)
07/2013	ILS	4,805		1,325	JPM	4	0	4
07/2013	INR	148,219		2,473	JPM	0	(11)	(11)
07/2013	KRW	3,304,318		2,848	UAG	0	(43)	(43)
07/2013	MYR	28,704		9,167	CBK	110	0	110
07/2013	THB	55,620		1,804	HUS	12	0	12
07/2013	TWD	80,751		2,692	UAG	0	(3)	(3)
07/2013	$	169	EUR	127	RYL	0	(4)	(4)
07/2013		1,298	HKD	10,072	HUS	1	0	1
07/2013		130		1,009	UAG	0	0	0
07/2013		1,579	IDR	15,520,321	JPM	0	(30)	(30)
07/2013		1,314	ILS	4,805	MSC	6	0	6
07/2013		190	INR	10,648	BRC	0	(12)	(12)
07/2013		2,490		137,571	JPM	0	(184)	(184)
07/2013		2,960	KRW	3,304,318	CBK	0	(69)	(69)
07/2013		1,584	MYR	5,075	CBK	21	(3)	18
07/2013		7,548		23,172	DUB	0	(236)	(236)
07/2013		150		457	JPM	0	(6)	(6)
07/2013		1,871	THB	55,620	FBF	0	(79)	(79)
07/2013		2,712	TWD	80,751	HUS	0	(17)	(17)
07/2013		1,753	ZAR	17,685	CBK	29	0	29
07/2013		1,432		14,497	DUB	28	0	28
07/2013		383		3,801	JPM	0	0	0
07/2013		250		2,558	RYL	8	0	8
07/2013		383		3,801	UAG	0	0	0
07/2013	ZAR	43,717	$	4,794	BOA	389	0	389
08/2013	AUD	135		125	CBK	2	0	2
08/2013	BRL	1,483		687	BRC	27	0	27
08/2013		945		437	CBK	17	0	17
08/2013		946		437	DUB	17	0	17
08/2013		1,182		550	FBF	24	0	24
08/2013		408		187	HUS	6	0	6
08/2013		731		337	UAG	12	0	12
08/2013	EUR	889		1,166	BRC	8	0	8

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	EUR	815	$	1,087	CBK	$26	$0	$26
08/2013		920		1,186	DUB	0	(12)	(12)
08/2013		1,098		1,432	GLM	2	0	2
08/2013	GBP	10,891		16,533	CBK	0	(26)	(26)
08/2013		910		1,388	HUS	4	0	4
08/2013	JPY	15,769		166	RYL	7	0	7
08/2013	$	1,752	AUD	1,830	HUS	0	(84)	(84)
08/2013		480	BRL	1,002	MSC	0	(34)	(34)
08/2013		8,015		16,284	UAG	0	(768)	(768)
08/2013		225	CAD	233	BOA	0	(4)	(4)
08/2013		2,292		2,364	UAG	0	(47)	(47)
08/2013		2,537	CHF	2,448	RYL	56	0	56
08/2013		2,589	CNY	16,247	BRC	35	0	35
08/2013		156	CZK	3,055	HUS	0	(3)	(3)
08/2013		1,193		23,447	MSC	0	(19)	(19)
08/2013		1,069	DKK	6,175	RYL	9	0	9
08/2013		14,556	EUR	11,280	BPS	140	(11)	129
08/2013		362		272	BRC	0	(8)	(8)
08/2013		718		539	DUB	0	(16)	(16)
08/2013		2,288		1,749	FBF	4	(15)	(11)
08/2013		949		732	GLM	5	(1)	4
08/2013		556		419	JPM	0	(10)	(10)
08/2013		287	GBP	190	BOA	2	0	2
08/2013		336		218	CBK	0	(5)	(5)
08/2013		730		483	DUB	4	0	4
08/2013		1,773		1,143	FBF	0	(36)	(36)
08/2013		846		540	GLM	0	(25)	(25)
08/2013		1,883		1,250	HUS	17	0	17
08/2013		1,334		872	UAG	0	(8)	(8)
08/2013		376	JPY	38,600	CBK	14	0	14
08/2013		2,989		295,700	RYL	17	(23)	(6)
08/2013		15,147		1,554,130	UAG	526	0	526
08/2013		295	NOK	1,730	RYL	0	(11)	(11)
08/2013		154	PLN	511	BPS	0	(1)	(1)
08/2013		3,018		9,566	GLM	0	(146)	(146)
08/2013		207	SEK	1,360	CBK	0	(5)	(5)
08/2013		1,663		11,110	RYL	0	(9)	(9)
09/2013	MXN	17,780	$	1,370	BRC	7	0	7
09/2013		39,410		3,054	FBF	34	0	34
09/2013		3,784		290	HUS	0	0	0
09/2013		34,145		2,754	JPM	137	0	137
09/2013		3,770		290	UAG	1	0	1
09/2013	$	386	CLP	192,193	UAG	0	(12)	(12)
09/2013		890	MXN	11,586	FBF	0	(2)	(2)
09/2013		1,320	SGD	1,644	JPM	0	(24)	(24)
10/2013	MYR	4,865	$	1,506	CBK	0	(16)	(16)
10/2013	PEN	725		281	FBF	22	0	22
10/2013	RUB	62,077		1,934	DUB	73	0	73
10/2013		1,004		30	HUS	0	0	0
10/2013	$	1,546	COP	2,890,178	FBF	0	(59)	(59)
10/2013		1,429	HKD	11,081	JPM	0	0	0
10/2013		1,466	IDR	15,520,321	FBF	28	0	28
10/2013		1,322	ILS	4,805	JPM	0	(4)	(4)
10/2013		2,431	INR	148,219	JPM	10	0	10
10/2013		2,838	KRW	3,304,318	UAG	41	0	41
10/2013		560	PEN	1,450	FBF	0	(43)	(43)
10/2013		6,691	RUB	217,866	BOA	0	(161)	(161)
10/2013		220		6,982	BRC	0	(11)	(11)
10/2013		217		6,973	JPM	0	(8)	(8)
10/2013		1,795	THB	55,620	HUS	0	(11)	(11)
10/2013		153	TRY	279	HUS	0	(10)	(10)
10/2013		1,454		2,657	JPM	0	(98)	(98)
10/2013		2,696	TWD	80,751	UAG	2	0	2

						$1,944	$(2,543)	$(599)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(e)	Purchased Options:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	BRC	JPY	115.000	05/21/2014	$5,520	$77	$57

(f)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	500	$2	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		500	2	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		1,900	7	(8)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		1,900	7	0
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014	EUR	1,300	3	(2)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		1,300	3	(4)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		8,200	16	(10)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		8,200	16	(22)
Call - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		3,400	7	(4)
Put - OTC 1-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		3,400	7	(9)
Call - OTC 1-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		1,100	2	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		1,100	2	(3)
Call - OTC 1-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	0.410%	03/14/2014		800	1	(1)
Put - OTC 1-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	0.410%	03/14/2014		800	1	(2)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	$	300	2	(4)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		300	2	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	2,900	6	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,400	3	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	1,700	1	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		1,700	5	(37)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	09/23/2013	EUR	5,200	21	(90)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		2,100	12	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		700	4	0
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		900	5	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	500	2	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		500	3	(8)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		400	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(6)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		500	2	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		500	3	(8)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		300	1	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(5)
Call - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	1.300%	09/16/2013	EUR	1,000	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.900%	09/16/2013		1,000	10	(30)
Call - OTC 10-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	1.300%	09/16/2013		1,500	2	0
Put - OTC 10-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Pay	1.900%	09/16/2013		1,500	14	(45)

								$183	$(303)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in GBP		Premium
Balance at 12/31/2012	0	$25,300	EUR	3,200	GBP	0	$266
Sales	2	18,350		58,200		8,400	340
Closing Buys	0	(6,600)		0		0	(63)
Expirations	(1)	(24,750)		(13,600)		(8,400)	(358)
Exercised	(1)	(100)		0		0	(2)

Balance at 06/30/2013	0	$12,200	EUR	47,800	GBP	0	$183

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

OTC Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.771%	$	900	$1	$6	$(5)
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		100	1	(5)	6
China Government International Bond	JPM	1.000%	12/20/2016	0.805%		400	2	(20)	22
China Government International Bond	MYC	1.000%	12/20/2016	0.805%		100	0	(5)	5
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.982%		100	0	(10)	10
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.904%		100	0	(3)	3
Export-Import Bank of China	UAG	1.000%	06/20/2016	0.864%		200	1	(4)	5
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.620%		3,550	(155)	(109)	(46)

							$(150)	$(150)	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	$	2,500	$129	$344	$(215)
CDX.IG-20 5-Year Index	BRC	1.000%	06/20/2018		9,100	59	57	2

						$188	$401	$(213)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (5)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month EUR-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/18/2015	BOA	EUR	3,727	$	4,800	$51	$(37)	$88
Floating rate equal to 3-Month EUR-LIBOR less 0.250% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	09/18/2015	DUB		14,935		19,314	129	(4)	133

								$180	$(41)	$221

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.285%	01/02/2017	DUB	BRL	5,300	$(134)	$(1)	$(133)
Pay	1-Year BRL-CDI	8.320%	01/02/2017	HUS		4,100	(102)	5	(107)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		5,300	(113)	10	(123)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	7,527	9	1	8

							$(340)	$15	$(355)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral	(Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $1,338 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$171	$(360)	$(189)
BPS	128	(360)	(232)
BRC	222	(260)	(38)
CBK	(60)	76	16
DUB	(196)	262	66
FBF	(181)	105	(76)
GLM	(173)	0	(173)
HUS	(291)	629	338
JPM	(234)	266	32
MSC	(47)	0	(47)
MYC	0	(25)	(25)
RYL	44	(290)	(246)
UAG	(350)	0	(350)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$57	$0	$57
Variation margin receivable on financial derivative instruments (2)	0	0	0	0	106	106
Unrealized appreciation on foreign currency contracts	0	0	0	1,944	0	1,944
Unrealized appreciation on OTC swap agreements	0	53	0	221	8	282

	$0	$53	$0	$2,222	$114	$2,389

Liabilities:
Written options outstanding	$0	$0	$0	$0	$303	$303
Variation margin payable on financial derivative instruments (2)	0	0	0	0	9	9
Unrealized depreciation on foreign currency contracts	0	0	0	2,543	0	2,543
Unrealized depreciation on OTC swap agreements	0	266	0	0	363	629

	$0	$266	$0	$2,543	$675	$3,484

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$0	$0	$(1)	$(52)	$(53)
Net realized gain on futures contracts	0	0	0	0	262	262
Net realized gain on written options	0	0	0	71	238	309
Net realized gain on swaps	0	78	0	0	1,121	1,199
Net realized (loss) on foreign currency transactions	0	0	0	(195)	0	(195)

	$0	$78	$0	$(125)	$1,569	$1,522

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Global Advantage® Strategy Bond Portfolio (Cont.)

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$0	$0	$(20)	$41	$21
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(163)	(163)
Net change in unrealized (depreciation) on written options	0	0	0	(7)	(193)	(200)
Net change in unrealized appreciation (depreciation) on swaps	0	(307)	0	221	(2,332)	(2,418)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(3,048)	0	(3,048)

	$0	$(307)	$0	$(2,854)	$(2,647)	$(5,808)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(143) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(303) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Corporate Bonds & Notes	$0	$563	$0	$563
Sovereign Issues	0	1,002	0	1,002
Brazil
Corporate Bonds & Notes	0	2,105	0	2,105
Canada
Corporate Bonds & Notes	0	1,563	0	1,563
Sovereign Issues	0	5,216	0	5,216
Cayman Islands
Corporate Bonds & Notes	0	1,502	0	1,502
Denmark
Corporate Bonds & Notes	0	1,183	0	1,183
France
Corporate Bonds & Notes	0	1,321	0	1,321
Sovereign Issues	0	2,907	0	2,907
Germany
Corporate Bonds & Notes	0	3,859	0	3,859
Sovereign Issues	0	2,517	0	2,517
India
Corporate Bonds & Notes	0	901	0	901
Indonesia
Corporate Bonds & Notes	0	1,164	0	1,164
Sovereign Issues	0	738	0	738
Ireland
Asset-Backed Securities	0	417	0	417
Corporate Bonds & Notes	0	6,091	0	6,091
Mortgage-Backed Securities	0	2,191	0	2,191
Italy
Corporate Bonds & Notes	0	590	0	590
Luxembourg
Corporate Bonds & Notes	0	2,713	0	2,713
Malaysia
Sovereign Issues	0	699	0	699
Mexico
Corporate Bonds & Notes	0	415	0	415
Sovereign Issues	0	12,459	0	12,459
Mongolia
Sovereign Issues	0	780	0	780
Netherlands
Asset-Backed Securities	0	1,673	0	1,673
Corporate Bonds & Notes	0	4,216	0	4,216
Sovereign Issues	0	648	0	648
Russia
Sovereign Issues	0	3,321	0	3,321
South Africa
Sovereign Issues	0	1,808	0	1,808
South Korea
Sovereign Issues	0	1,872	0	1,872

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Spain
Corporate Bonds & Notes	$0	$849	$0	$849
Sovereign Issues	0	3,132	0	3,132
Supranational
Corporate Bonds & Notes	0	1,728	0	1,728
Sweden
Corporate Bonds & Notes	0	1,315	0	1,315
United Kingdom
Bank Loan Obligations	0	518	0	518
Corporate Bonds & Notes	0	7,007	0	7,007
Mortgage-Backed Securities	0	2,198	0	2,198
Sovereign Issues	0	9,031	0	9,031
United States
Asset-Backed Securities	0	6,241	0	6,241
Bank Loan Obligations	0	601	0	601
Corporate Bonds & Notes	0	12,887	0	12,887
Mortgage-Backed Securities	0	4,221	0	4,221
U.S. Government Agencies	0	3,582	0	3,582
U.S. Treasury Obligations	0	22,369	0	22,369
Virgin Islands (British)
Corporate Bonds & Notes	0	338	0	338
Short-Term Instruments
Repurchase Agreements	0	314	0	314
Short-Term Notes	0	200	0	200
U.S. Treasury Bills	0	57	0	57
Central Funds Used for Cash Management Purposes	68,780	0	0	68,780
Malaysia Treasury Bills	0	2,247	0	2,247
Purchased Options
Foreign Exchange Contracts	0	57	0	57
	$68,780	$145,326	$0	$214,106

Financial Derivative Instruments - Assets
Credit Contracts	0	53	0	53
Foreign Exchange Contracts	0	2,165	0	2,165
Interest Rate Contracts	287	216	0	503
	$287	$2,434	$0	$2,721

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(266)	0	(266)
Foreign Exchange Contracts	0	(2,543)	0	(2,543)
Interest Rate Contracts	(430)	(1,177)	0	(1,607)
	$(430)	$(3,986)	$0	$(4,416)

Totals	$68,637	$143,774	$0	$212,411

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers one class of shares: Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data

(e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security

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as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV

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Notes to Financial Statements (Cont.)

may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the

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lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

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Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued

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based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of

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Notes to Financial Statements (Cont.)

the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements  The Portfolio may enter into cross-currency swap agreements to gain or mitigate exposure on currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.40%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $11,126.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$28,418	$102,768	$(62,400)	$(42)	$34	$68,780	$70	$0

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$104,699	$108,654	$93,609	$71,016

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

SHARES OF BENEFICIAL INTEREST PIMCO Global Advantage® Strategy Bond Portfolio

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	2,910	$29,495	6,235	$62,602
Issued as reinvestment of distributions
Administrative Class	181	1,819	359	3,661
Cost of shares redeemed
Administrative Class	(784)	(7,669)	(1,925)	(19,424)
Net increase resulting from Portfolio share transactions	2,307	$23,645	4,669	$46,839

As of June 30, 2013, four shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 93% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal year ending in 2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$219,706	$785	$(6,385)	$(5,600)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

34	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOS	Banc of America Securities LLC	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Emerging Markets

Other Abbreviations:
ABS	Asset-Backed Security	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	EONIA	Euro OverNight Index Average	TIIE	Tasa de Interés Interbancaria de Equilibrio

SEMIANNUAL REPORT	JUNE 30, 2013	35

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT24SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

United States	62.0%
United Kingdom	9.7%
Netherlands	9.1%
Brazil	4.1%
Short-Term Instruments	2.4%
Other	12.7%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (01/10/2002)
PIMCO Global Bond Portfolio (Unhedged) Administrative Class	-7.98%	-5.49%	5.61%	5.64%	7.26%
JPMorgan GBI Global FX NY Index Unhedged in USD±	-5.70%	-4.73%	3.52%	4.85%	6.45%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 12/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.91% for Administrative Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$920.20	$1,020.18
Expenses Paid During Period†	$4.43	$4.66
Net Annualized Expense Ratio	0.93%	0.93%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in non-Agency mortgage-backed securities contributed to relative performance as spreads for these securities tightened during the reporting period.

»	An underweight to the Japanese yen contributed to relative performance as the currency depreciated relative to the U.S. dollar during the reporting period.

»	Positions in provincial debt in Europe contributed to relative performance as spreads for these securities tightened during the reporting period.

»

Positions in credit-default swaps on European high yield debt (Buy Protection), particularly during the first four months of the reporting period, detracted from relative performance as the cost to protect against default of the underlying debt fell during this period.

»

An underweight to duration (or sensitivity to changes in market interest rates) in Japan, particularly during the first quarter of the reporting period, detracted from relative performance as Japanese yen-swap rates fell significantly during that period.

»	An overweight to duration in Australia and the U.K. detracted from relative performance as local interest rates rose during the reporting period.

»	An overweight to local duration in Brazil detracted from relative performance as Brazilian real-swap rates rose during the reporting period.

»	An overweight to real duration in the U.S. detracted from performance as breakeven inflation fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$13.72	$13.83	$13.49	$12.72	$12.25	$12.78
Net investment income (a)	0.20	0.43	0.49	0.45	0.47	0.48
Net realized/unrealized gain (loss)	(1.29)	0.52	0.52	1.01	1.59	(0.58)
Total income (loss) from investment operations	(1.09)	0.95	1.01	1.46	2.06	(0.10)
Dividends from net investment income	(0.09)	(0.23)	(0.36)	(0.36)	(0.40)	(0.43)
Distributions from net realized capital gains	0.00	(0.83)	(0.31)	(0.33)	(1.19)	0.00
Total distributions	(0.09)	(1.06)	(0.67)	(0.69)	(1.59)	(0.43)
Net asset value end of year or period	$12.54	$13.72	$13.83	$13.49	$12.72	$12.25
Total return	(7.98)%	6.94%	7.56%	11.64%	16.83%	(0.85)%
Net assets end of year or period (000s)	$411,441	$456,831	$435,246	$479,848	$532,730	$293,365
Ratio of expenses to average net assets	0.93%*	0.91%	0.90%	0.91%	0.90%	0.97%
Ratio of expenses to average net assets excluding interest expense	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	2.99%*	2.99%	3.49%	3.37%	3.68%	3.72%
Portfolio turnover rate	177%**	362%**	506%**	849%**	624%	661%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$543,977
Repurchase agreements, at value	855
Cash	52
Deposits with counterparty	1,490
Foreign currency, at value	1,298
Receivable for investments sold	115,537
OTC swap premiums paid	3,928
Variation margin receivable on financial derivative instruments	740
Unrealized appreciation on foreign currency contracts	837
Unrealized appreciation on OTC swap agreements	4,762
Receivable for Portfolio shares sold	192
Interest and dividends receivable	3,457
Other assets	3
677,128

Liabilities:
Payable for investments purchased	$126,428
Payable for sale-buyback transactions	37,385
Payable for short sales	41,276
Written options outstanding	951
OTC swap premiums received	4,542
Variation margin payable on financial derivative instruments	345
Unrealized depreciation on foreign currency contracts	4,406
Unrealized depreciation on OTC swap agreements	5,655
Deposits from counterparty	1,410
Payable for Portfolio shares redeemed	643
Accrued investment advisory fees	90
Accrued supervisory and administrative fees	181
Accrued distribution fees	7
Accrued servicing fees	49
223,368

Net Assets	$453,760

Net Assets Consist of:
Paid in capital	$460,800
Undistributed net investment income	4,062
Accumulated undistributed net realized (loss)	(11,513)
Net unrealized appreciation	411
$453,760

Net Assets:
Institutional Class	$6,143
Administrative Class	411,441
Advisor Class	36,176

Shares Issued and Outstanding:
Institutional Class	490
Administrative Class	32,821
Advisor Class	2,886

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.54
Administrative Class	12.54
Advisor Class	12.54

Cost of Investments	$537,245
Cost of Repurchase Agreements	$855
Cost of Foreign Currency Held	$1,303
Proceeds Received on Short Sales	$41,123
Premiums Received on Written Options	$910

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$9,370
Dividends	9
Total Income	9,379

Expenses:
Investment advisory fees	596
Supervisory and administrative fees	1,192
Servicing fees - Administrative Class	325
Distribution and/or servicing fees - Advisor Class	46
Trustees’ fees	3
Interest expense	76
Total Expenses	2,238

Net Investment Income	7,141

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,974
Net realized gain on futures contracts	508
Net realized gain on written options	557
Net realized (loss) on swaps	(2,879)
Net realized (loss) on foreign currency transactions	(19,237)
Net change in unrealized (depreciation) on investments	(24,278)
Net change in unrealized appreciation on futures contracts	282
Net change in unrealized (depreciation) on written options	(866)
Net change in unrealized (depreciation) on swaps	(6,923)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,481
Net (Loss)	(47,381)

Net (Decrease) in Net Assets Resulting from Operations	$(40,240)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,141	$14,975
Net realized (loss)	(17,077)	(5,945)
Net change in unrealized appreciation (depreciation)	(30,304)	24,793
Net increase (decrease) resulting from operations	(40,240)	33,823

Distributions to Shareholders:
From net investment income
Institutional Class	(49)	(117)
Administrative Class	(2,948)	(7,399)
Advisor Class	(234)	(633)
From net realized capital gains
Institutional Class	0	(377)
Administrative Class	0	(25,931)
Advisor Class	0	(2,268)

Total Distributions	(3,231)	(36,725)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(5,516)	20,738

Total Increase (Decrease) in Net Assets	(48,987)	17,836

Net Assets:
Beginning of period	502,747	484,911
End of period*	$453,760	$502,747

*Including undistributed net investment income of:	$4,062	$152

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.3%

MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.414% due 02/21/2038		$167	$166
3.213% due 08/22/2037	AUD	223	202
3.330% due 07/12/2036		61	55
Swan Trust
0.435% due 05/12/2037		$207	206
3.090% due 05/12/2037	AUD	285	261
Torrens Trust
3.230% due 10/19/2038		285	256

Total Australia (Cost $1,171)			1,146

BRAZIL 4.9%

CORPORATE BONDS & NOTES 3.8%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,532
Banco Santander Brasil S.A.
2.373% due 03/18/2014		$3,700	3,683
4.250% due 01/14/2016		200	203
4.500% due 04/06/2015		1,500	1,515
Banco Votorantim Ltd.
3.276% due 03/28/2014		2,400	2,402
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,781
BM&FBovespa S.A.
5.500% due 07/16/2020		300	309
BRF S.A.
5.875% due 06/06/2022		3,600	3,704
CSN Islands Corp.
6.875% due 09/21/2019		200	203

			17,332

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
8.250% due 01/20/2034		3,700	4,921

Total Brazil (Cost $22,343)			22,253

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,070

Total Canada (Cost $936)			1,070

CAYMAN ISLANDS 1.5%

ASSET-BACKED SECURITIES 1.5%
Ares CLO Ltd.
0.903% due 11/25/2020		$4,835	4,802
Black Diamond CLO Delaware Corp.
0.522% due 06/20/2017		12	12
BlueMountain CLO Ltd.
0.513% due 11/15/2017		221	220
Kingsland Ltd.
0.522% due 06/13/2019		1,440	1,438
Landmark CDO Ltd.
0.575% due 06/01/2017		180	180

Total Cayman Islands (Cost $6,566)			6,652

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	116

Total France (Cost $100)			116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 4.9%

CORPORATE BONDS & NOTES 1.1%
KFW
4.250% due 07/04/2014	EUR	2,200	$2,981
6.250% due 05/19/2021	AUD	1,900	1,921

			4,902

SOVEREIGN ISSUES 3.8%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,471
Republic of Germany
1.500% due 02/15/2023		12,400	15,856

			17,327

Total Germany (Cost $22,972)			22,229

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$388	388

Total Guernsey, Channel Islands (Cost $388)			388

ITALY 0.7%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.364% due 12/12/2028	EUR	106	136

SOVEREIGN ISSUES 0.7%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)		2,699	3,267

Total Italy (Cost $3,914)			3,403

LUXEMBOURG 0.1%

CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	345

Total Luxembourg (Cost $300)			345

MEXICO 2.3%

CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,074
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,147

			3,221

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	71,200	7,423

Total Mexico (Cost $10,634)			10,644

NETHERLANDS 10.9%

CORPORATE BONDS & NOTES 2.4%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,165
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	531
Waha Aerospace BV
3.925% due 07/28/2020		375	391

			11,087

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.5%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	16,200	$21,280
2.500% due 01/15/2017		4,300	5,943
4.000% due 07/15/2016		7,800	11,202

			38,425

Total Netherlands (Cost $49,780)			49,512

NORWAY 1.1%

CORPORATE BONDS & NOTES 1.1%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,797
Eksportfinans ASA
1.600% due 03/20/2014	JPY	1,000	10
2.000% due 09/15/2015		$800	772
2.375% due 05/25/2016		200	193
3.000% due 11/17/2014		200	200
5.500% due 05/25/2016		500	523
5.500% due 06/26/2017		600	624

Total Norway (Cost $4,953)			5,119

QATAR 1.2%

CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,173

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,332

Total Qatar (Cost $5,388)			5,505

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 0.7%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	528
5.875% due 01/14/2015		2,600	2,769

			3,297

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	209
5.750% due 04/16/2014		200	207
7.125% due 04/16/2019		700	852

			1,268

Total South Korea (Cost $4,400)			4,565

SWITZERLAND 1.3%

CORPORATE BONDS & NOTES 1.3%
UBS AG
5.875% due 12/20/2017		$4,939	5,685

Total Switzerland (Cost $5,042)			5,685

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,304

Total United Arab Emirates (Cost $2,045)			2,304

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 11.7%

CORPORATE BONDS & NOTES 1.2%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	$2,701
HBOS PLC
6.750% due 05/21/2018		$800	851
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,721

			5,273

SOVEREIGN ISSUES 10.5%
United Kingdom Gilt
1.750% due 09/07/2022 (e)		22,700	32,585
4.000% due 03/07/2022 (e)		8,600	14,844

			47,429

Total United Kingdom (Cost $54,900)			52,702

UNITED STATES 74.4%

ASSET-BACKED SECURITIES 6.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 10/25/2035		$1,000	900
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		1	1
0.893% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.243% due 12/25/2036		76	73
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,879	2,005
Countrywide Asset-Backed Certificates
0.593% due 08/25/2034		156	145
0.643% due 04/25/2036		1,000	792
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		27	13
Denver Arena Trust
6.940% due 11/15/2019		49	50
EMC Mortgage Loan Trust
0.643% due 05/25/2043		512	460
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		184	38
Illinois Student Assistance Commission
1.326% due 04/25/2022		3,913	3,949
JPMorgan Mortgage Acquisition Trust
0.473% due 03/25/2047		1,632	846
Morgan Stanley ABS Capital, Inc.
0.303% due 03/25/2037		1,427	626
0.443% due 08/25/2036		3,250	1,466
0.993% due 07/25/2037		1,621	1,490
SACO, Inc.
0.593% due 04/25/2035		9	7
Securitized Asset-Backed Receivables LLC
0.243% due 12/25/2036		10	5
SLC Student Loan Trust
0.723% due 06/15/2017		211	211
SLM Student Loan Trust
0.356% due 04/26/2021		469	468
0.396% due 01/27/2025		5,000	4,952
0.473% due 12/17/2018		45	44
0.776% due 10/25/2017		894	895
0.893% due 01/25/2029		3,992	3,985
South Carolina Student Loan Corp.
1.276% due 07/25/2025		5,100	5,159

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
1.694% due 04/25/2035		$24	$22
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034		2	2
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		54	21

			28,627

BANK LOAN OBLIGATIONS 1.6%
Dell, Inc.
5.000% due 11/06/2013		2,100	2,095
H.J. Heinz Co.
3.500% due 06/05/2020		1,800	1,802
HCA, Inc.
2.695% due 05/02/2016		888	886
Springleaf Financial Funding Co.
5.500% due 05/10/2017		977	979
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		1,551	1,597

			7,359

CORPORATE BONDS & NOTES 16.3%
Ally Financial, Inc.
3.672% due 06/20/2014		1,100	1,115
6.750% due 12/01/2014		3,350	3,537
Altria Group, Inc.
9.250% due 08/06/2019		338	448
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,044
8.000% due 05/22/2068	EUR	1,700	2,584
8.175% due 05/15/2068		$400	490
Bank of America Corp.
7.625% due 06/01/2019		3,900	4,691
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,154
7.250% due 02/01/2018		1,300	1,549
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,562
6.400% due 06/15/2016		200	225
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,236
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,088
CIT Group, Inc.
5.250% due 04/01/2014		400	407
Citigroup, Inc.
0.866% due 05/31/2017	EUR	100	122
1.469% due 11/30/2017		6,600	8,138
4.750% due 02/10/2019		200	255
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$1,000	1,103
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,079	1,238
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,882
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	116
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	305
8.000% due 06/01/2014		1,800	1,904
8.700% due 10/01/2014		2,400	2,617
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		500	495
0.777% due 01/12/2015		700	699
0.876% due 09/29/2014		800	799

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 08/01/2015		$800	$834
6.250% due 09/01/2017		500	567
International Lease Finance Corp.
6.750% due 09/01/2016		1,300	1,410
7.125% due 09/01/2018		1,200	1,332
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	198
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	2,700	3,395
KB Home
5.875% due 01/15/2015		$1,200	1,257
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	588
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		800	199
Limited Brands, Inc.
6.900% due 07/15/2017		900	1,006
Masco Corp.
6.125% due 10/03/2016		200	217
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,108
Morgan Stanley
0.611% due 04/13/2016	EUR	700	892
0.757% due 10/15/2015		$1,000	981
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	546
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	827
3.750% due 05/11/2017		1,800	1,884
Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,345
Southwestern Energy Co.
4.100% due 03/15/2022		300	299
7.500% due 02/01/2018		100	119
UAL Pass-Through Trust
10.400% due 05/01/2018		767	882
UST LLC
5.750% due 03/01/2018		1,000	1,131

			73,820

MORTGAGE-BACKED SECURITIES 20.4%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		31	28
American Home Mortgage Assets Trust
0.383% due 05/25/2046		427	295
0.403% due 10/25/2046		557	368
Banc of America Funding Corp.
2.700% due 02/20/2036		565	559
5.500% due 01/25/2036		749	762
5.865% due 10/20/2046 ^		176	138
5.888% due 04/25/2037		586	529
Banc of America Large Loan Trust
2.493% due 11/15/2015		4,826	4,841
Banc of America Mortgage Trust
2.864% due 05/25/2035		4,900	4,324
5.500% due 11/25/2035		709	704
BCAP LLC Trust
0.363% due 01/25/2037 ^		419	301
5.250% due 04/26/2037		2,449	2,327
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		152	151
2.320% due 08/25/2035		4,365	4,315
2.571% due 08/25/2033		23	23
2.600% due 03/25/2035		212	210
2.778% due 10/25/2033		22	22
2.793% due 03/25/2035		56	56

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.831% due 02/25/2047	$1,836	$1,417
2.878% due 05/25/2047 ^	566	456
2.907% due 05/25/2034	18	18
2.918% due 05/25/2034	59	55
3.458% due 11/25/2034	15	16
Bear Stearns Alt-A Trust
1.193% due 09/25/2034	1,177	1,156
2.845% due 11/25/2035 ^	238	176
2.864% due 09/25/2035	196	161
3.645% due 08/25/2036 ^	304	206
Bear Stearns Structured Products, Inc.
2.653% due 12/26/2046	158	111
Chase Mortgage Finance Trust
2.884% due 12/25/2035	1,065	956
Chevy Chase Funding LLC
0.373% due 07/25/2036	132	110
Citigroup Commercial Mortgage Trust
5.885% due 12/10/2049	400	414
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	83	82
2.290% due 09/25/2035	84	82
2.550% due 10/25/2035	1,911	1,776
Countrywide Alternative Loan Trust
0.363% due 01/25/2037 ^	828	621
0.372% due 02/20/2047	338	225
0.387% due 12/20/2046	679	452
0.402% due 03/20/2046	203	144
0.402% due 07/20/2046 ^	477	268
0.473% due 02/25/2037	259	179
0.543% due 05/25/2037 ^	117	66
0.593% due 05/25/2036	1,764	1,158
1.493% due 10/25/2035	4,624	3,771
1.673% due 11/25/2035	53	39
2.213% due 11/25/2035	53	40
4.594% due 08/25/2036	22	22
5.250% due 06/25/2035	41	37
5.347% due 11/25/2035 ^	464	343
6.000% due 08/25/2036 ^	1,424	1,236
6.000% due 04/25/2037 ^	99	75
6.000% due 02/25/2047	970	765
6.250% due 08/25/2037 ^	55	44
6.500% due 06/25/2036 ^	259	199
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035	119	98
0.483% due 04/25/2035	37	29
0.493% due 03/25/2035	793	689
0.513% due 03/25/2035	149	108
0.523% due 02/25/2035	13	12
0.953% due 09/25/2034	14	13
2.459% due 02/20/2036	617	466
2.724% due 05/25/2047	177	112
2.915% due 11/25/2034	37	34
2.963% due 08/25/2034	11	9
4.180% due 11/19/2033	33	32
5.500% due 10/25/2035	219	213
5.750% due 12/25/2035	889	816
7.500% due 06/25/2035	1,697	1,768
Credit Suisse First Boston Mortgage Securities Corp.
2.500% due 08/25/2033	38	38
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	185	92
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	533	392
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	7	8
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045	13	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
1.940% due 03/25/2033	$17	$16
2.457% due 06/25/2034	11	11
2.664% due 09/25/2035	476	470
Harborview Mortgage Loan Trust
0.382% due 01/19/2038	1,392	1,127
0.932% due 02/19/2034	2	2
1.018% due 12/19/2036 ^	211	156
2.599% due 05/19/2033	39	39
IndyMac Mortgage Loan Trust
4.700% due 09/25/2035	414	360
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	2	2
JPMorgan Mortgage Trust
2.115% due 11/25/2033	18	17
2.858% due 07/25/2035	263	264
2.867% due 01/25/2037	496	401
3.005% due 07/25/2035	223	227
4.479% due 02/25/2035	19	19
Luminent Mortgage Trust
0.433% due 04/25/2036	733	449
MASTR Adjustable Rate Mortgages Trust
2.508% due 05/25/2034	962	940
MASTR Alternative Loan Trust
0.593% due 03/25/2036	62	13
MASTR Asset Securitization Trust
6.000% due 10/25/2036	47	47
Mellon Residential Funding Corp.
0.633% due 12/15/2030	14	14
Merrill Lynch Floating Trust
0.731% due 07/09/2021	623	621
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	178	154
0.443% due 08/25/2036	32	29
1.664% due 10/25/2035	10,386	10,079
2.333% due 02/25/2033	20	19
2.590% due 02/25/2036	116	106
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^	18	14
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	329
Nomura Asset Acceptance Corp.
2.623% due 10/25/2035	31	27
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	210	112
0.373% due 06/25/2046	550	247
0.403% due 04/25/2046	234	119
0.543% due 08/25/2035 ^	1,389	998
6.000% due 12/25/2036 ^	848	643
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	292	270
RiverView HECM Trust
0.253% due 07/25/2047	1,952	1,716
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 02/25/2034	25	25
2.593% due 04/25/2034	67	66
2.764% due 09/25/2034	64	64
3.033% due 09/25/2035	531	444
Structured Asset Mortgage Investments Trust
0.383% due 07/25/2046	629	475
0.403% due 05/25/2046	145	90
0.413% due 05/25/2036	634	434
0.413% due 09/25/2047	600	392
0.442% due 07/19/2035	478	443
0.473% due 02/25/2036	746	573
0.772% due 07/19/2034	6	6
0.892% due 03/19/2034	11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
5.000% due 05/25/2035	$1,516	$1,558
Suntrust Alternative Loan Trust
0.843% due 12/25/2035 ^	1,808	1,180
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	5,356	4,850
0.463% due 12/25/2045	2,874	2,557
0.483% due 10/25/2045	4,245	3,861
0.503% due 01/25/2045	12	11
0.513% due 01/25/2045	13	11
0.869% due 02/25/2047	596	446
1.568% due 08/25/2042	9	8
2.088% due 01/25/2037 ^	49	39
2.220% due 02/27/2034	7	7
2.379% due 11/25/2036 ^	1,367	1,126
2.386% due 12/25/2036 ^	10	8
2.429% due 09/25/2033	1,413	1,419
2.449% due 06/25/2033	19	18
2.469% due 02/25/2033	177	173
2.470% due 07/25/2046	280	259
2.475% due 12/25/2036 ^	75	63
2.481% due 12/25/2035	682	615
2.553% due 02/25/2037 ^	574	476
2.558% due 03/25/2034	58	57
2.658% due 09/25/2036 ^	909	741
4.638% due 06/25/2037	133	108
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.109% due 07/25/2046 ^	92	48
6.000% due 06/25/2037 ^	1,891	1,560
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	823	735
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2034	2,682	2,700
2.641% due 03/25/2036	184	180
2.701% due 04/25/2036	38	38
2.717% due 02/25/2034	2,837	2,842

		92,545

MUNICIPAL BONDS & NOTES 3.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	324
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,627
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	600	507
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,164
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,138
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,200	2,834
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	2,923
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,950	2,546

		15,071

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 07/29/2013 (c)	58	$410
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	3,100	74
3.474% due 03/15/2017	500	12

		496

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.313% due 03/25/2034	$14	14
0.343% due 08/25/2034	9	8
0.393% due 10/27/2037	1,600	1,601
2.387% due 12/01/2034	10	11
2.417% due 10/01/2034	5	5
2.492% due 11/01/2034	82	89
3.000% due 08/01/2028 - 07/01/2043	17,000	16,854
3.500% due 11/01/2025 - 01/01/2026	208	218
4.000% due 08/01/2043	25,000	25,988
4.500% due 08/01/2043	10,000	10,564
5.000% due 07/01/2043	1,000	1,076
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	39	45
Freddie Mac
0.423% due 02/15/2019	199	199
0.473% due 09/25/2031	34	32
0.693% due 04/15/2028	328	331
1.374% due 10/25/2044	71	72

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.344% due 02/01/2029	$9	$9
2.639% due 04/01/2037	80	85
6.000% due 04/15/2036	1,073	1,182
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	71	75

		58,490

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (g)(i)	6,139	5,160
1.750% due 01/15/2028 (g)(i)	2,553	2,860
2.000% due 01/15/2026 (g)(i)	1,418	1,637
2.375% due 01/15/2025	493	588
2.375% due 01/15/2027 (g)	1,499	1,803
2.500% due 01/15/2029 (g)	1,614	1,989
3.875% due 04/15/2029 (i)	368	530
U.S. Treasury Notes
1.625% due 08/15/2022 (g)(i)	2,600	2,438
1.625% due 11/15/2022 (g)(i)	7,500	6,997
1.750% due 05/15/2023 (e)	9,300	8,705
2.000% due 02/15/2023 (e)	29,700	28,564

		61,271

Total United States (Cost $328,767)		337,679

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$100	109

Total Virgin Islands (British) (Cost $107)		109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

CERTIFICATES OF DEPOSIT 1.6%
Banco do Brasil S.A.
0.000% due 03/27/2014	$2,700	$2,681
2.556% due 02/14/2014	2,700	2,700
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	1,900	1,890

		7,271

COMMERCIAL PAPER 0.6%
Daimler Finance North America LLC
1.070% due 10/15/2013	2,800	2,797

REPURCHASE AGREEMENTS (d) 0.2%
		855

U.S. TREASURY BILLS 0.6%
0.096% due 08/15/2013 - 02/06/2014 (a)(e)(g)(i)	2,484	2,483

Total Short-Term Instruments (Cost $13,394)		13,406

Total Investments 120.1% (Cost $538,100)		$544,832

Written Options (f)(h) (0.2%) (Premiums $910)		(951)

Other Assets and Liabilities (Net) (19.9%)		(90,121)

Net Assets 100.0%		$453,760

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$855	Fannie Mae 2.200% due 10/17/2022	$(873)	$855	$855

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.030%	06/28/2013	07/01/2013	$ 1,643	$(1,643)
	0.080%	06/27/2013	07/12/2013	969	(969)
BPS	0.499%	05/17/2013	08/22/2013	GBP 7,052	(10,775)
GSC	(0.070%)	06/26/2013	07/03/2013	$ 5,699	(5,699)
	(0.040%)	06/24/2013	07/01/2013	2,997	(2,997)
	0.060%	06/21/2013	07/19/2013	9,045	(9,054)
	0.070%	06/13/2013	07/05/2013	1,188	(1,188)
MSC	(0.020%)	07/01/2013	07/02/2013	1,968	(1,968)
	0.070%	06/26/2013	07/10/2013	3,090	(3,092)

					$(37,385)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $40,307 at a weighted average interest rate of 0.267%.
(3)	Payable for sale-buyback transactions includes $47 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2043	$38,000	$41,123	$(41,276)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $37,549 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$855	$(873)	$(18)

Master Securities Forward Transactions Agreement
BCY	(2,612)	2,597	(15)
BPS	(10,775)	10,536	(239)
FOB	(41,276)	570	(40,706)
GSC	(18,938)	18,803	(135)
MSC	(5,060)	5,043	(17)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	34	$20	$(97)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	34	9	(1)

				$29	$(98)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond September Futures	Long	09/2013	17	$(53)
U.S. Treasury 5-Year Note September Futures	Short	09/2013	217	333

				$280

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$	6,200	$(264)	$(272)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016		8,200	(128)	(223)
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017	EUR	15,100	(1,038)	160
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017		55,350	(2,528)	61

					$(3,958)	$(274)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023	$		29,100	$(1,167)	$(1,200)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033			2,100	187	168
Receive	3-Month USD-LIBOR	2.750%	06/19/2043			16,700	2,288	1,287
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		AUD	2,100	(42)	(64)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023			27,400	(404)	(591)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021		EUR	5,100	252	178
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023			21,500	(393)	(233)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2022		JPY	9,370,000	406	(845)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023			2,660,000	(83)	(388)

							$1,044	$(1,688)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $9,991 and cash of $1,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(98)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
GSC	$280	$72

Centrally Cleared Swaps
BCY	342	(150)
DEU	(7)	4
FOB	(746)	199
GSC	(583)	(14)
MSC	(504)	92
SAL	(632)	198
UBS	168	(6)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	61,329	JPY	6,061,529	BPS	$0	$(210)	$(210)
07/2013		63,795		6,069,136	UAG	0	(2,597)	(2,597)
07/2013		11	ZAR	97	BOA	0	(1)	(1)
08/2013	AUD	506	$	464	BRC	2	0	2
08/2013		1,467		1,372	DUB	33	0	33
08/2013		700		646	HUS	7	0	7

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	CNY	14,690	$	2,331	BPS	$0	$(41)	$(41)
08/2013		10,289		1,659	UAG	0	(3)	(3)
08/2013	$	480	AUD	505	BRC	0	(20)	(20)
08/2013		511		549	MSC	0	(10)	(10)
08/2013		401	BRL	874	BRC	0	(12)	(12)
08/2013		553		1,203	CBK	0	(18)	(18)
08/2013		2,488		5,056	UAG	0	(238)	(238)
08/2013		4	CNY	28	DUB	0	0	0
08/2013		3,977		24,951	UAG	52	0	52
08/2013		2,868	DKK	16,192	BRC	0	(41)	(41)
08/2013		1,842	SEK	11,979	HUS	0	(57)	(57)
09/2013	EUR	4,236	$	5,633	BRC	117	0	117
09/2013		965		1,278	CBK	22	0	22
09/2013		768		1,002	FBF	2	0	2
09/2013		424		552	MSC	0	(1)	(1)
09/2013	GBP	5,745		8,816	HUS	83	0	83
09/2013		7		11	JPM	0	0	0
09/2013	MXN	108,739		8,807	JPM	473	0	473
09/2013	$	8,139	CAD	8,305	CBK	0	(258)	(258)
09/2013		25,548	EUR	19,345	BOA	0	(359)	(359)
09/2013		1,010		770	BRC	0	(8)	(8)
09/2013		9,846		7,386	CBK	0	(229)	(229)
09/2013		664		498	FBF	0	(16)	(16)
09/2013		995		760	HUS	0	(5)	(5)
11/2013	CNY	323	$	51	UAG	0	(1)	(1)
11/2013	$	51	CNY	323	JPM	1	0	1
01/2015	CNY	9,648	$	1,515	GLM	0	(8)	(8)
01/2015	$	1,600	CNY	9,648	DUB	0	(77)	(77)
09/2015	CNY	27,062	$	4,228	FBF	0	(17)	(17)
09/2015		2,378		400	JPM	27	0	27
09/2015	$	4,600	CNY	29,440	RYL	18	0	18
04/2016	CNY	13,826	$	2,150	JPM	0	(12)	(12)
04/2016	$	500	CNY	2,965	DUB	0	(36)	(36)
04/2016		1,830		10,861	JPM	0	(131)	(131)

						$837	$(4,406)	$(3,569)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	7,100	$10	$(2)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		7,100	30	(102)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		8,100	10	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		8,100	19	(73)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,900	6	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	2	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		6,300	26	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		6,200	108	(108)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,500	53	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		23,300	403	(403)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,500	40	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		4,600	12	(70)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		2,400	8	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		2,400	17	(91)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	0

								$881	$(853)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2012	0	$182,200	EUR 17,100	$984
Sales	68	137,362	0	984
Closing Buys	0	(29,500)	0	(164)
Expirations	0	(186,662)	0	(894)
Exercised	0	0	0	0

Balance at 06/30/2013	68	$103,400	EUR 17,100	$910

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	0.653%	$	1,000	$(45)	$0	$(45)
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.097%		1,500	(14)	7	(21)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.405%		200	(10)	0	(10)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.284%		5,900	(43)	266	(309)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	1.668%		4,700	119	(3)	122
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.187%		1,000	9	0	9
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	1.271%	EUR	1,300	15	128	(113)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	1.271%		800	10	81	(71)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.149%	$	2,000	(5)	46	(51)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.132%		4,500	15	471	(456)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	0.873%		1,000	5	0	5
KB Home	DUB	(5.000%	)	03/20/2015	1.013%		1,200	(84)	(93)	9
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	1.691%		2,000	(1)	0	(1)
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	1.778%		1,000	(44)	0	(44)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.129%		1,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.129%		1,000	(6)	0	(6)
Masco Corp.	FBF	(0.907%	)	12/20/2016	1.381%		200	3	0	3
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.603%		1,000	(26)	0	(26)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.606%		500	(14)	0	(14)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.348%		1,000	(28)	0	(28)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	5.207%		100	14	0	14
UBS AG	BOA	(2.280%	)	06/20/2018	1.056%		1,300	(77)	0	(77)
UBS AG	BRC	(2.250%	)	03/20/2014	0.300%	EUR	800	(16)	0	(16)
UBS AG	DUB	(1.000%	)	12/20/2017	0.958%	$	8,000	(17)	40	(57)
UST LLC	GST	(0.720%	)	03/20/2018	0.199%		1,000	(25)	0	(25)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.399%		100	(1)	0	(1)
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.638%	GBP	1,000	(186)	0	(186)

								$(459)	$943	$(1,402)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.310%	EUR	100	$2	$(15)	$17
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.311%	$	500	47	8	39
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		1,100	104	9	95
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.330%		200	21	3	18
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.311%		300	28	2	26
Brazil Government International Bond	BRC	1.000%	03/20/2023	2.236%		1,100	(108)	(59)	(49)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		4,200	(44)	(41)	(3)
China Government International Bond	BRC	0.850%	12/20/2014	0.440%		1,600	10	0	10
China Government International Bond	JPM	0.820%	12/20/2014	0.440%		300	2	0	2
China Government International Bond	RYL	0.810%	12/20/2014	0.440%		2,400	14	0	14
China Government International Bond	RYL	0.815%	12/20/2014	0.440%		1,000	6	0	6
Citigroup, Inc.	BRC	1.000%	06/20/2018	1.228%		2,700	(28)	(4)	(24)
Dell, Inc.	GST	1.000%	12/20/2017	3.251%		700	(65)	(53)	(12)
Italy Government International Bond	BOA	1.000%	06/20/2017	2.135%	EUR	16,400	(902)	(3,164)	2,262
Italy Government International Bond	BRC	1.000%	06/20/2017	2.135%		5,000	(275)	(950)	675
Lloyds TSB Bank PLC	DUB	3.000%	09/20/2017	1.409%		600	51	6	45
Lloyds TSB Bank PLC	MYC	3.000%	09/20/2017	1.409%		2,000	171	18	153

							$(966)	$(4,240)	$3,274

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$408	$2,810	$(2,402)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$90	$0	$90
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA	BRL	44,900	(986)	0	(986)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		27,700	(593)	22	(615)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	568	(82)	650
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	161	(30)	191
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	168	(23)	191
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	16	(2)	18
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	86	(12)	98

							$(490)	$(127)	$(363)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(i)	Securities with an aggregate market value of $5,729 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(2,312)	$2,435	$123
BPS	(251)	(250)	(501)
BRC	67	0	67
CBK	(351)	287	(64)
DUB	(6)	0	(6)
FBF	24	0	24
GLM	(112)	48	(64)
GST	45	(130)	(85)
HUS	(565)	482	(83)
JPM	309	(410)	(101)
MSC	(11)	(150)	(161)
MYC	86	(570)	(484)
RYL	(115)	302	187
UAG	(2,737)	2,175	(562)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$740	$740
Unrealized appreciation on foreign currency contracts	0	0	0	837	0	837
Unrealized appreciation on OTC swap agreements	0	3,524	0	0	1,238	4,762

	$0	$3,524	$0	$837	$1,978	$6,339

Liabilities:
Written options outstanding	$0	$0	$0	$0	$951	$951
Variation margin payable on financial derivative instruments (2)	0	275	0	0	70	345
Unrealized depreciation on foreign currency contracts	0	0	0	4,406	0	4,406
Unrealized depreciation on OTC swap agreements	0	4,054	0	0	1,601	5,655

	$0	$4,329	$0	$4,406	$2,622	$11,357

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(616)	$(616)
Net realized gain on futures contracts	0	0	0	0	508	508
Net realized gain on written options	0	0	0	40	517	557
Net realized gain (loss) on swaps	0	(9,397)	0	0	6,518	(2,879)
Net realized (loss) on foreign currency transactions	0	0	0	(20,650)	0	(20,650)

	$0	$(9,397)	$0	$(20,610)	$6,927	$(23,080)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$568	$568
Net change in unrealized appreciation on futures contracts	0	0	0	0	282	282
Net change in unrealized (depreciation) on written options	0	0	0	0	(866)	(866)
Net change in unrealized appreciation (depreciation) on swaps	0	3,958	0	0	(10,881)	(6,923)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,516	0	1,516

	$0	$3,958	$0	$1,516	$(10,897)	$(5,423)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $280 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(1,962) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,146	$0	$1,146
Brazil
Corporate Bonds & Notes	0	17,332	0	17,332
Sovereign Issues	0	4,921	0	4,921
Canada
Corporate Bonds & Notes	0	1,070	0	1,070
Cayman Islands
Asset-Backed Securities	0	6,652	0	6,652

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
France
Corporate Bonds & Notes	$0	$116	$0	$116
Germany
Corporate Bonds & Notes	0	4,902	0	4,902
Sovereign Issues	0	17,327	0	17,327
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	388	388
Italy
Asset-Backed Securities	0	136	0	136
Sovereign Issues	0	3,267	0	3,267

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Luxembourg
Corporate Bonds & Notes	$0	$345	$0	$345
Mexico
Corporate Bonds & Notes	0	3,221	0	3,221
Sovereign Issues	0	7,423	0	7,423
Netherlands
Corporate Bonds & Notes	0	11,087	0	11,087
Sovereign Issues	0	38,425	0	38,425
Norway
Corporate Bonds & Notes	0	5,119	0	5,119
Qatar
Corporate Bonds & Notes	0	2,173	0	2,173
Sovereign Issues	0	3,332	0	3,332
South Korea
Corporate Bonds & Notes	0	3,297	0	3,297
Sovereign Issues	0	1,268	0	1,268
Switzerland
Corporate Bonds & Notes	0	5,685	0	5,685
United Arab Emirates
Sovereign Issues	0	2,304	0	2,304
United Kingdom
Corporate Bonds & Notes	0	5,273	0	5,273
Sovereign Issues	0	47,429	0	47,429
United States
Asset-Backed Securities	0	28,627	0	28,627
Bank Loan Obligations	0	5,762	1,597	7,359
Corporate Bonds & Notes	0	71,700	2,120	73,820
Mortgage-Backed Securities	0	88,502	4,043	92,545
Municipal Bonds & Notes	0	15,071	0	15,071
Preferred Securities	86	0	410	496

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
U.S. Government Agencies	$0	$58,490	$0	$58,490
U.S. Treasury Obligations	0	61,271	0	61,271
Virgin Islands (British)
Corporate Bonds & Notes	0	109	0	109
Short-Term Instruments
Certificates of Deposit	0	7,271	0	7,271
Commercial Paper	0	2,797	0	2,797
Repurchase Agreements	0	855	0	855
U.S. Treasury Bills	0	2,483	0	2,483
	$86	$536,188	$8,558	$544,832

Short Sales, at value
U.S. Government Agencies	$0	$(41,276)	$0	$(41,276)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,745	0	3,745
Foreign Exchange Contracts	0	837	0	837
Interest Rate Contracts	333	2,871	0	3,204
	$333	$7,453	$0	$7,786

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,549)	0	(4,549)
Foreign Exchange Contracts	0	(4,406)	0	(4,406)
Interest Rate Contracts	(53)	(5,873)	0	(5,926)
	$(53)	$(14,828)	$0	$(14,881)

Totals	$366	$487,537	$8,558	$496,461

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$418	$0	$(12)	$0	$0	$(18)	$0	$0	$388	$(17)
Jersey, Channel Islands
Asset-Backed Securities	537	0	(543)	0	0	6	0	0	0	0
Norway
Corporate Bonds & Notes	103	0	(103)	0	(1)	1	0	0	0	0
United States
Bank Loan Obligations	0	0	0	0	0	0	1,597	0	1,597	0
Corporate Bonds & Notes	2,315	0	(158)	(5)	(2)	(30)	0	0	2,120	(7)
Mortgage-Backed Securities	4,300	0	(317)	2	21	37	0	0	4,043	35
Preferred Securities	426	0	0	0	0	(16)	0	0	410	(15)

Totals	$8,099	$0	$(1,133)	$(3)	$18	$(20)	$1,597	$0	$8,558	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$388	Third Party Vendor	Broker Quote	100.00
United States
Bank Loan Obligations	1,597	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes	2,120	Third Party Vendor	Broker Quote	114.75-115.00
Mortgage-Backed Securities	4,043	Third Party Vendor	Broker Quote	87.88-95.00
Preferred Securities	410	Benchmark Pricing	Base Price	$ 7,183.47

Total	$8,558

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had $2,094,340 in unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities

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Notes to Financial Statements (Cont.)

(“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral,

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the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it

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Notes to Financial Statements (Cont.)

may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such

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risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be

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Notes to Financial Statements (Cont.)

made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate

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earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK

Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15%

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$848,617	$806,039	$122,972	$161,154

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	69	$936	148	$2,084
Administrative Class	3,327	44,015	7,454	105,565
Advisor Class	227	2,982	690	9,885
Issued as reinvestment of distributions
Institutional Class	4	49	36	494
Administrative Class	224	2,948	2,400	33,330
Advisor Class	18	234	209	2,901
Cost of shares redeemed
Institutional Class	(68)	(901)	(260)	(3,636)
Administrative Class	(4,017)	(52,868)	(8,036)	(114,581)
Advisor Class	(220)	(2,911)	(1,067)	(15,304)
Net (decrease) resulting from Portfolio share transactions	(436)	$(5,516)	1,574	$20,738

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 82% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$541,311	$16,369	$(12,848)	$3,521

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade	RPI	Retail Price Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT25SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

United States	62.0%
United Kingdom	9.7%
Netherlands	9.1%
Brazil	4.1%
Short-Term Instruments	2.4%
Other	12.7%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (01/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Institutional Class	-7.91%	-5.34%	5.77%	6.31%
JPMorgan GBI Global FX NY Index Unhedged in USD±	-5.70%	-4.73%	3.52%	5.06%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.76% for Institutional Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$920.90	$1,020.93
Expenses Paid During Period†	$3.72	$3.91
Net Annualized Expense Ratio	0.78%	0.78%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in non-Agency mortgage-backed securities contributed to relative performance as spreads for these securities tightened during the reporting period.

»	An underweight to the Japanese yen contributed to relative performance as the currency depreciated relative to the U.S. dollar during the reporting period.

»	Positions in provincial debt in Europe contributed to relative performance as spreads for these securities tightened during the reporting period.

»

Positions in credit-default swaps on European high yield debt (Buy Protection), particularly during the first four months of the reporting period, detracted from relative performance as the cost to protect against default of the underlying debt fell during this period.

»

An underweight to duration (or sensitivity to changes in market interest rates) in Japan, particularly during the first quarter of the reporting period, detracted from relative performance as Japanese yen-swap rates fell significantly during that period.

»	An overweight to duration in Australia and the U.K. detracted from relative performance as local interest rates rose during the reporting period.

»	An overweight to local duration in Brazil detracted from relative performance as Brazilian real-swap rates rose during the reporting period.

»	An overweight to real duration in the U.S. detracted from performance as breakeven inflation fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$13.72	$13.83	$13.49	$12.72	$12.25	$12.78
Net investment income (a)	0.21	0.45	0.51	0.47	0.49	0.51
Net realized/unrealized gain (loss)	(1.29)	0.52	0.52	1.01	1.59	(0.59)
Total income (loss) from investment operations	(1.08)	0.97	1.03	1.48	2.08	(0.08)
Dividends from net investment income	(0.10)	(0.25)	(0.38)	(0.38)	(0.42)	(0.45)
Distributions from net realized capital gains	0.00	(0.83)	(0.31)	(0.33)	(1.19)	0.00
Total distributions	(0.10)	(1.08)	(0.69)	(0.71)	(1.61)	(0.45)
Net asset value end of year or period	$12.54	$13.72	$13.83	$13.49	$12.72	$12.25
Total return	(7.91)%	7.10%	7.72%	11.81%	17.01%	(0.69)%
Net assets end of year or period (000s)	$6,143	$6,647	$7,766	$5,156	$3,143	$1,507
Ratio of expenses to average net assets	0.78%*	0.76%	0.75%	0.76%	0.75%	0.86%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	3.14%*	3.14%	3.64%	3.55%	3.83%	4.10%
Portfolio turnover rate	177%**	362%**	506%**	849%**	624%	661%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$543,977
Repurchase agreements, at value	855
Cash	52
Deposits with counterparty	1,490
Foreign currency, at value	1,298
Receivable for investments sold	115,537
OTC swap premiums paid	3,928
Variation margin receivable on financial derivative instruments	740
Unrealized appreciation on foreign currency contracts	837
Unrealized appreciation on OTC swap agreements	4,762
Receivable for Portfolio shares sold	192
Interest and dividends receivable	3,457
Other assets	3
677,128

Liabilities:
Payable for investments purchased	$126,428
Payable for sale-buyback transactions	37,385
Payable for short sales	41,276
Written options outstanding	951
OTC swap premiums received	4,542
Variation margin payable on financial derivative instruments	345
Unrealized depreciation on foreign currency contracts	4,406
Unrealized depreciation on OTC swap agreements	5,655
Deposits from counterparty	1,410
Payable for Portfolio shares redeemed	643
Accrued investment advisory fees	90
Accrued supervisory and administrative fees	181
Accrued distribution fees	7
Accrued servicing fees	49
223,368

Net Assets	$453,760

Net Assets Consist of:
Paid in capital	$460,800
Undistributed net investment income	4,062
Accumulated undistributed net realized (loss)	(11,513)
Net unrealized appreciation	411
$453,760

Net Assets:
Institutional Class	$6,143
Administrative Class	411,441
Advisor Class	36,176

Shares Issued and Outstanding:
Institutional Class	490
Administrative Class	32,821
Advisor Class	2,886

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.54
Administrative Class	12.54
Advisor Class	12.54

Cost of Investments	$537,245
Cost of Repurchase Agreements	$855
Cost of Foreign Currency Held	$1,303
Proceeds Received on Short Sales	$41,123
Premiums Received on Written Options	$910

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$9,370
Dividends	9
Total Income	9,379

Expenses:
Investment advisory fees	596
Supervisory and administrative fees	1,192
Servicing fees - Administrative Class	325
Distribution and/or servicing fees - Advisor Class	46
Trustees’ fees	3
Interest expense	76
Total Expenses	2,238

Net Investment Income	7,141

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,974
Net realized gain on futures contracts	508
Net realized gain on written options	557
Net realized (loss) on swaps	(2,879)
Net realized (loss) on foreign currency transactions	(19,237)
Net change in unrealized (depreciation) on investments	(24,278)
Net change in unrealized appreciation on futures contracts	282
Net change in unrealized (depreciation) on written options	(866)
Net change in unrealized (depreciation) on swaps	(6,923)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,481
Net (Loss)	(47,381)

Net (Decrease) in Net Assets Resulting from Operations	$(40,240)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,141	$14,975
Net realized (loss)	(17,077)	(5,945)
Net change in unrealized appreciation (depreciation)	(30,304)	24,793
Net increase (decrease) resulting from operations	(40,240)	33,823

Distributions to Shareholders:
From net investment income
Institutional Class	(49)	(117)
Administrative Class	(2,948)	(7,399)
Advisor Class	(234)	(633)
From net realized capital gains
Institutional Class	0	(377)
Administrative Class	0	(25,931)
Advisor Class	0	(2,268)

Total Distributions	(3,231)	(36,725)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(5,516)	20,738

Total Increase (Decrease) in Net Assets	(48,987)	17,836

Net Assets:
Beginning of period	502,747	484,911
End of period*	$453,760	$502,747

*Including undistributed net investment income of:	$4,062	$152

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.3%

MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.414% due 02/21/2038		$167	$166
3.213% due 08/22/2037	AUD	223	202
3.330% due 07/12/2036		61	55
Swan Trust
0.435% due 05/12/2037		$207	206
3.090% due 05/12/2037	AUD	285	261
Torrens Trust
3.230% due 10/19/2038		285	256

Total Australia (Cost $1,171)			1,146

BRAZIL 4.9%

CORPORATE BONDS & NOTES 3.8%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,532
Banco Santander Brasil S.A.
2.373% due 03/18/2014		$3,700	3,683
4.250% due 01/14/2016		200	203
4.500% due 04/06/2015		1,500	1,515
Banco Votorantim Ltd.
3.276% due 03/28/2014		2,400	2,402
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,781
BM&FBovespa S.A.
5.500% due 07/16/2020		300	309
BRF S.A.
5.875% due 06/06/2022		3,600	3,704
CSN Islands Corp.
6.875% due 09/21/2019		200	203

			17,332

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
8.250% due 01/20/2034		3,700	4,921

Total Brazil (Cost $22,343)			22,253

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,070

Total Canada (Cost $936)			1,070

CAYMAN ISLANDS 1.5%

ASSET-BACKED SECURITIES 1.5%
Ares CLO Ltd.
0.903% due 11/25/2020		$4,835	4,802
Black Diamond CLO Delaware Corp.
0.522% due 06/20/2017		12	12
BlueMountain CLO Ltd.
0.513% due 11/15/2017		221	220
Kingsland Ltd.
0.522% due 06/13/2019		1,440	1,438
Landmark CDO Ltd.
0.575% due 06/01/2017		180	180

Total Cayman Islands (Cost $6,566)			6,652

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	116

Total France (Cost $100)			116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 4.9%

CORPORATE BONDS & NOTES 1.1%
KFW
4.250% due 07/04/2014	EUR	2,200	$2,981
6.250% due 05/19/2021	AUD	1,900	1,921

			4,902

SOVEREIGN ISSUES 3.8%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,471
Republic of Germany
1.500% due 02/15/2023		12,400	15,856

			17,327

Total Germany (Cost $22,972)			22,229

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$388	388

Total Guernsey, Channel Islands (Cost $388)			388

ITALY 0.7%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.364% due 12/12/2028	EUR	106	136

SOVEREIGN ISSUES 0.7%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)		2,699	3,267

Total Italy (Cost $3,914)			3,403

LUXEMBOURG 0.1%

CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	345

Total Luxembourg (Cost $300)			345

MEXICO 2.3%

CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,074
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,147

			3,221

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	71,200	7,423

Total Mexico (Cost $10,634)			10,644

NETHERLANDS 10.9%

CORPORATE BONDS & NOTES 2.4%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,165
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	531
Waha Aerospace BV
3.925% due 07/28/2020		375	391

			11,087

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.5%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	16,200	$21,280
2.500% due 01/15/2017		4,300	5,943
4.000% due 07/15/2016		7,800	11,202

			38,425

Total Netherlands (Cost $49,780)			49,512

NORWAY 1.1%

CORPORATE BONDS & NOTES 1.1%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,797
Eksportfinans ASA
1.600% due 03/20/2014	JPY	1,000	10
2.000% due 09/15/2015		$800	772
2.375% due 05/25/2016		200	193
3.000% due 11/17/2014		200	200
5.500% due 05/25/2016		500	523
5.500% due 06/26/2017		600	624

Total Norway (Cost $4,953)			5,119

QATAR 1.2%

CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,173

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,332

Total Qatar (Cost $5,388)			5,505

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 0.7%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	528
5.875% due 01/14/2015		2,600	2,769

			3,297

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	209
5.750% due 04/16/2014		200	207
7.125% due 04/16/2019		700	852

			1,268

Total South Korea (Cost $4,400)			4,565

SWITZERLAND 1.3%

CORPORATE BONDS & NOTES 1.3%
UBS AG
5.875% due 12/20/2017		$4,939	5,685

Total Switzerland (Cost $5,042)			5,685

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,304

Total United Arab Emirates (Cost $2,045)			2,304

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 11.7%

CORPORATE BONDS & NOTES 1.2%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	$2,701
HBOS PLC
6.750% due 05/21/2018		$800	851
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,721

			5,273

SOVEREIGN ISSUES 10.5%
United Kingdom Gilt
1.750% due 09/07/2022 (e)		22,700	32,585
4.000% due 03/07/2022 (e)		8,600	14,844

			47,429

Total United Kingdom (Cost $54,900)			52,702

UNITED STATES 74.4%

ASSET-BACKED SECURITIES 6.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 10/25/2035		$1,000	900
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		1	1
0.893% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.243% due 12/25/2036		76	73
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,879	2,005
Countrywide Asset-Backed Certificates
0.593% due 08/25/2034		156	145
0.643% due 04/25/2036		1,000	792
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		27	13
Denver Arena Trust
6.940% due 11/15/2019		49	50
EMC Mortgage Loan Trust
0.643% due 05/25/2043		512	460
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		184	38
Illinois Student Assistance Commission
1.326% due 04/25/2022		3,913	3,949
JPMorgan Mortgage Acquisition Trust
0.473% due 03/25/2047		1,632	846
Morgan Stanley ABS Capital, Inc.
0.303% due 03/25/2037		1,427	626
0.443% due 08/25/2036		3,250	1,466
0.993% due 07/25/2037		1,621	1,490
SACO, Inc.
0.593% due 04/25/2035		9	7
Securitized Asset-Backed Receivables LLC
0.243% due 12/25/2036		10	5
SLC Student Loan Trust
0.723% due 06/15/2017		211	211
SLM Student Loan Trust
0.356% due 04/26/2021		469	468
0.396% due 01/27/2025		5,000	4,952
0.473% due 12/17/2018		45	44
0.776% due 10/25/2017		894	895
0.893% due 01/25/2029		3,992	3,985
South Carolina Student Loan Corp.
1.276% due 07/25/2025		5,100	5,159

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
1.694% due 04/25/2035		$24	$22
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034		2	2
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		54	21

			28,627

BANK LOAN OBLIGATIONS 1.6%
Dell, Inc.
5.000% due 11/06/2013		2,100	2,095
H.J. Heinz Co.
3.500% due 06/05/2020		1,800	1,802
HCA, Inc.
2.695% due 05/02/2016		888	886
Springleaf Financial Funding Co.
5.500% due 05/10/2017		977	979
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		1,551	1,597

			7,359

CORPORATE BONDS & NOTES 16.3%
Ally Financial, Inc.
3.672% due 06/20/2014		1,100	1,115
6.750% due 12/01/2014		3,350	3,537
Altria Group, Inc.
9.250% due 08/06/2019		338	448
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,044
8.000% due 05/22/2068	EUR	1,700	2,584
8.175% due 05/15/2068		$400	490
Bank of America Corp.
7.625% due 06/01/2019		3,900	4,691
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,154
7.250% due 02/01/2018		1,300	1,549
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,562
6.400% due 06/15/2016		200	225
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,236
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,088
CIT Group, Inc.
5.250% due 04/01/2014		400	407
Citigroup, Inc.
0.866% due 05/31/2017	EUR	100	122
1.469% due 11/30/2017		6,600	8,138
4.750% due 02/10/2019		200	255
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$1,000	1,103
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,079	1,238
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,882
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	116
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	305
8.000% due 06/01/2014		1,800	1,904
8.700% due 10/01/2014		2,400	2,617
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		500	495
0.777% due 01/12/2015		700	699
0.876% due 09/29/2014		800	799

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 08/01/2015		$800	$834
6.250% due 09/01/2017		500	567
International Lease Finance Corp.
6.750% due 09/01/2016		1,300	1,410
7.125% due 09/01/2018		1,200	1,332
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	198
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	2,700	3,395
KB Home
5.875% due 01/15/2015		$1,200	1,257
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	588
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		800	199
Limited Brands, Inc.
6.900% due 07/15/2017		900	1,006
Masco Corp.
6.125% due 10/03/2016		200	217
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,108
Morgan Stanley
0.611% due 04/13/2016	EUR	700	892
0.757% due 10/15/2015		$1,000	981
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	546
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	827
3.750% due 05/11/2017		1,800	1,884
Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,345
Southwestern Energy Co.
4.100% due 03/15/2022		300	299
7.500% due 02/01/2018		100	119
UAL Pass-Through Trust
10.400% due 05/01/2018		767	882
UST LLC
5.750% due 03/01/2018		1,000	1,131

			73,820

MORTGAGE-BACKED SECURITIES 20.4%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		31	28
American Home Mortgage Assets Trust
0.383% due 05/25/2046		427	295
0.403% due 10/25/2046		557	368
Banc of America Funding Corp.
2.700% due 02/20/2036		565	559
5.500% due 01/25/2036		749	762
5.865% due 10/20/2046 ^		176	138
5.888% due 04/25/2037		586	529
Banc of America Large Loan Trust
2.493% due 11/15/2015		4,826	4,841
Banc of America Mortgage Trust
2.864% due 05/25/2035		4,900	4,324
5.500% due 11/25/2035		709	704
BCAP LLC Trust
0.363% due 01/25/2037 ^		419	301
5.250% due 04/26/2037		2,449	2,327
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		152	151
2.320% due 08/25/2035		4,365	4,315
2.571% due 08/25/2033		23	23
2.600% due 03/25/2035		212	210
2.778% due 10/25/2033		22	22
2.793% due 03/25/2035		56	56

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.831% due 02/25/2047	$1,836	$1,417
2.878% due 05/25/2047 ^	566	456
2.907% due 05/25/2034	18	18
2.918% due 05/25/2034	59	55
3.458% due 11/25/2034	15	16
Bear Stearns Alt-A Trust
1.193% due 09/25/2034	1,177	1,156
2.845% due 11/25/2035 ^	238	176
2.864% due 09/25/2035	196	161
3.645% due 08/25/2036 ^	304	206
Bear Stearns Structured Products, Inc.
2.653% due 12/26/2046	158	111
Chase Mortgage Finance Trust
2.884% due 12/25/2035	1,065	956
Chevy Chase Funding LLC
0.373% due 07/25/2036	132	110
Citigroup Commercial Mortgage Trust
5.885% due 12/10/2049	400	414
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	83	82
2.290% due 09/25/2035	84	82
2.550% due 10/25/2035	1,911	1,776
Countrywide Alternative Loan Trust
0.363% due 01/25/2037 ^	828	621
0.372% due 02/20/2047	338	225
0.387% due 12/20/2046	679	452
0.402% due 03/20/2046	203	144
0.402% due 07/20/2046 ^	477	268
0.473% due 02/25/2037	259	179
0.543% due 05/25/2037 ^	117	66
0.593% due 05/25/2036	1,764	1,158
1.493% due 10/25/2035	4,624	3,771
1.673% due 11/25/2035	53	39
2.213% due 11/25/2035	53	40
4.594% due 08/25/2036	22	22
5.250% due 06/25/2035	41	37
5.347% due 11/25/2035 ^	464	343
6.000% due 08/25/2036 ^	1,424	1,236
6.000% due 04/25/2037 ^	99	75
6.000% due 02/25/2047	970	765
6.250% due 08/25/2037 ^	55	44
6.500% due 06/25/2036 ^	259	199
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035	119	98
0.483% due 04/25/2035	37	29
0.493% due 03/25/2035	793	689
0.513% due 03/25/2035	149	108
0.523% due 02/25/2035	13	12
0.953% due 09/25/2034	14	13
2.459% due 02/20/2036	617	466
2.724% due 05/25/2047	177	112
2.915% due 11/25/2034	37	34
2.963% due 08/25/2034	11	9
4.180% due 11/19/2033	33	32
5.500% due 10/25/2035	219	213
5.750% due 12/25/2035	889	816
7.500% due 06/25/2035	1,697	1,768
Credit Suisse First Boston Mortgage Securities Corp.
2.500% due 08/25/2033	38	38
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	185	92
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	533	392
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	7	8
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045	13	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
1.940% due 03/25/2033	$17	$16
2.457% due 06/25/2034	11	11
2.664% due 09/25/2035	476	470
Harborview Mortgage Loan Trust
0.382% due 01/19/2038	1,392	1,127
0.932% due 02/19/2034	2	2
1.018% due 12/19/2036 ^	211	156
2.599% due 05/19/2033	39	39
IndyMac Mortgage Loan Trust
4.700% due 09/25/2035	414	360
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	2	2
JPMorgan Mortgage Trust
2.115% due 11/25/2033	18	17
2.858% due 07/25/2035	263	264
2.867% due 01/25/2037	496	401
3.005% due 07/25/2035	223	227
4.479% due 02/25/2035	19	19
Luminent Mortgage Trust
0.433% due 04/25/2036	733	449
MASTR Adjustable Rate Mortgages Trust
2.508% due 05/25/2034	962	940
MASTR Alternative Loan Trust
0.593% due 03/25/2036	62	13
MASTR Asset Securitization Trust
6.000% due 10/25/2036	47	47
Mellon Residential Funding Corp.
0.633% due 12/15/2030	14	14
Merrill Lynch Floating Trust
0.731% due 07/09/2021	623	621
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	178	154
0.443% due 08/25/2036	32	29
1.664% due 10/25/2035	10,386	10,079
2.333% due 02/25/2033	20	19
2.590% due 02/25/2036	116	106
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^	18	14
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	329
Nomura Asset Acceptance Corp.
2.623% due 10/25/2035	31	27
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	210	112
0.373% due 06/25/2046	550	247
0.403% due 04/25/2046	234	119
0.543% due 08/25/2035 ^	1,389	998
6.000% due 12/25/2036 ^	848	643
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	292	270
RiverView HECM Trust
0.253% due 07/25/2047	1,952	1,716
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 02/25/2034	25	25
2.593% due 04/25/2034	67	66
2.764% due 09/25/2034	64	64
3.033% due 09/25/2035	531	444
Structured Asset Mortgage Investments Trust
0.383% due 07/25/2046	629	475
0.403% due 05/25/2046	145	90
0.413% due 05/25/2036	634	434
0.413% due 09/25/2047	600	392
0.442% due 07/19/2035	478	443
0.473% due 02/25/2036	746	573
0.772% due 07/19/2034	6	6
0.892% due 03/19/2034	11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
5.000% due 05/25/2035	$1,516	$1,558
Suntrust Alternative Loan Trust
0.843% due 12/25/2035 ^	1,808	1,180
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	5,356	4,850
0.463% due 12/25/2045	2,874	2,557
0.483% due 10/25/2045	4,245	3,861
0.503% due 01/25/2045	12	11
0.513% due 01/25/2045	13	11
0.869% due 02/25/2047	596	446
1.568% due 08/25/2042	9	8
2.088% due 01/25/2037 ^	49	39
2.220% due 02/27/2034	7	7
2.379% due 11/25/2036 ^	1,367	1,126
2.386% due 12/25/2036 ^	10	8
2.429% due 09/25/2033	1,413	1,419
2.449% due 06/25/2033	19	18
2.469% due 02/25/2033	177	173
2.470% due 07/25/2046	280	259
2.475% due 12/25/2036 ^	75	63
2.481% due 12/25/2035	682	615
2.553% due 02/25/2037 ^	574	476
2.558% due 03/25/2034	58	57
2.658% due 09/25/2036 ^	909	741
4.638% due 06/25/2037	133	108
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.109% due 07/25/2046 ^	92	48
6.000% due 06/25/2037 ^	1,891	1,560
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	823	735
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2034	2,682	2,700
2.641% due 03/25/2036	184	180
2.701% due 04/25/2036	38	38
2.717% due 02/25/2034	2,837	2,842

		92,545

MUNICIPAL BONDS & NOTES 3.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	324
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,627
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	600	507
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,164
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,138
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,200	2,834
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	2,923
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,950	2,546

		15,071

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 07/29/2013 (c)	58	$410
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	3,100	74
3.474% due 03/15/2017	500	12

		496

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.313% due 03/25/2034	$14	14
0.343% due 08/25/2034	9	8
0.393% due 10/27/2037	1,600	1,601
2.387% due 12/01/2034	10	11
2.417% due 10/01/2034	5	5
2.492% due 11/01/2034	82	89
3.000% due 08/01/2028 - 07/01/2043	17,000	16,854
3.500% due 11/01/2025 - 01/01/2026	208	218
4.000% due 08/01/2043	25,000	25,988
4.500% due 08/01/2043	10,000	10,564
5.000% due 07/01/2043	1,000	1,076
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	39	45
Freddie Mac
0.423% due 02/15/2019	199	199
0.473% due 09/25/2031	34	32
0.693% due 04/15/2028	328	331
1.374% due 10/25/2044	71	72

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.344% due 02/01/2029	$9	$9
2.639% due 04/01/2037	80	85
6.000% due 04/15/2036	1,073	1,182
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	71	75

		58,490

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (g)(i)	6,139	5,160
1.750% due 01/15/2028 (g)(i)	2,553	2,860
2.000% due 01/15/2026 (g)(i)	1,418	1,637
2.375% due 01/15/2025	493	588
2.375% due 01/15/2027 (g)	1,499	1,803
2.500% due 01/15/2029 (g)	1,614	1,989
3.875% due 04/15/2029 (i)	368	530
U.S. Treasury Notes
1.625% due 08/15/2022 (g)(i)	2,600	2,438
1.625% due 11/15/2022 (g)(i)	7,500	6,997
1.750% due 05/15/2023 (e)	9,300	8,705
2.000% due 02/15/2023 (e)	29,700	28,564

		61,271

Total United States (Cost $328,767)		337,679

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$100	109

Total Virgin Islands (British) (Cost $107)		109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

CERTIFICATES OF DEPOSIT 1.6%
Banco do Brasil S.A.
0.000% due 03/27/2014	$2,700	$2,681
2.556% due 02/14/2014	2,700	2,700
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	1,900	1,890

		7,271

COMMERCIAL PAPER 0.6%
Daimler Finance North America LLC
1.070% due 10/15/2013	2,800	2,797

REPURCHASE AGREEMENTS (d) 0.2%
		855

U.S. TREASURY BILLS 0.6%
0.096% due 08/15/2013 - 02/06/2014 (a)(e)(g)(i)	2,484	2,483

Total Short-Term Instruments (Cost $13,394)		13,406

Total Investments 120.1% (Cost $538,100)		$544,832

Written Options (f)(h) (0.2%) (Premiums $910)		(951)

Other Assets and Liabilities (Net) (19.9%)		(90,121)

Net Assets 100.0%		$453,760

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$855	Fannie Mae 2.200% due 10/17/2022	$(873)	$855	$855

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.030%	06/28/2013	07/01/2013	$ 1,643	$(1,643)
	0.080%	06/27/2013	07/12/2013	969	(969)
BPS	0.499%	05/17/2013	08/22/2013	GBP 7,052	(10,775)
GSC	(0.070%)	06/26/2013	07/03/2013	$ 5,699	(5,699)
	(0.040%)	06/24/2013	07/01/2013	2,997	(2,997)
	0.060%	06/21/2013	07/19/2013	9,045	(9,054)
	0.070%	06/13/2013	07/05/2013	1,188	(1,188)
MSC	(0.020%)	07/01/2013	07/02/2013	1,968	(1,968)
	0.070%	06/26/2013	07/10/2013	3,090	(3,092)

					$(37,385)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $40,307 at a weighted average interest rate of 0.267%.
(3)	Payable for sale-buyback transactions includes $47 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2043	$38,000	$41,123	$(41,276)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $37,549 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$855	$(873)	$(18)

Master Securities Forward Transactions Agreement
BCY	(2,612)	2,597	(15)
BPS	(10,775)	10,536	(239)
FOB	(41,276)	570	(40,706)
GSC	(18,938)	18,803	(135)
MSC	(5,060)	5,043	(17)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	34	$20	$(97)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	34	9	(1)

				$29	$(98)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond September Futures	Long	09/2013	17	$(53)
U.S. Treasury 5-Year Note September Futures	Short	09/2013	217	333

				$280

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$	6,200	$(264)	$(272)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016		8,200	(128)	(223)
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017	EUR	15,100	(1,038)	160
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017		55,350	(2,528)	61

					$(3,958)	$(274)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023	$		29,100	$(1,167)	$(1,200)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033			2,100	187	168
Receive	3-Month USD-LIBOR	2.750%	06/19/2043			16,700	2,288	1,287
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		AUD	2,100	(42)	(64)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023			27,400	(404)	(591)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021		EUR	5,100	252	178
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023			21,500	(393)	(233)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2022		JPY	9,370,000	406	(845)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023			2,660,000	(83)	(388)

							$1,044	$(1,688)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $9,991 and cash of $1,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(98)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
GSC	$280	$72

Centrally Cleared Swaps
BCY	342	(150)
DEU	(7)	4
FOB	(746)	199
GSC	(583)	(14)
MSC	(504)	92
SAL	(632)	198
UBS	168	(6)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	61,329	JPY	6,061,529	BPS	$0	$(210)	$(210)
07/2013		63,795		6,069,136	UAG	0	(2,597)	(2,597)
07/2013		11	ZAR	97	BOA	0	(1)	(1)
08/2013	AUD	506	$	464	BRC	2	0	2
08/2013		1,467		1,372	DUB	33	0	33
08/2013		700		646	HUS	7	0	7

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	CNY	14,690	$	2,331	BPS	$0	$(41)	$(41)
08/2013		10,289		1,659	UAG	0	(3)	(3)
08/2013	$	480	AUD	505	BRC	0	(20)	(20)
08/2013		511		549	MSC	0	(10)	(10)
08/2013		401	BRL	874	BRC	0	(12)	(12)
08/2013		553		1,203	CBK	0	(18)	(18)
08/2013		2,488		5,056	UAG	0	(238)	(238)
08/2013		4	CNY	28	DUB	0	0	0
08/2013		3,977		24,951	UAG	52	0	52
08/2013		2,868	DKK	16,192	BRC	0	(41)	(41)
08/2013		1,842	SEK	11,979	HUS	0	(57)	(57)
09/2013	EUR	4,236	$	5,633	BRC	117	0	117
09/2013		965		1,278	CBK	22	0	22
09/2013		768		1,002	FBF	2	0	2
09/2013		424		552	MSC	0	(1)	(1)
09/2013	GBP	5,745		8,816	HUS	83	0	83
09/2013		7		11	JPM	0	0	0
09/2013	MXN	108,739		8,807	JPM	473	0	473
09/2013	$	8,139	CAD	8,305	CBK	0	(258)	(258)
09/2013		25,548	EUR	19,345	BOA	0	(359)	(359)
09/2013		1,010		770	BRC	0	(8)	(8)
09/2013		9,846		7,386	CBK	0	(229)	(229)
09/2013		664		498	FBF	0	(16)	(16)
09/2013		995		760	HUS	0	(5)	(5)
11/2013	CNY	323	$	51	UAG	0	(1)	(1)
11/2013	$	51	CNY	323	JPM	1	0	1
01/2015	CNY	9,648	$	1,515	GLM	0	(8)	(8)
01/2015	$	1,600	CNY	9,648	DUB	0	(77)	(77)
09/2015	CNY	27,062	$	4,228	FBF	0	(17)	(17)
09/2015		2,378		400	JPM	27	0	27
09/2015	$	4,600	CNY	29,440	RYL	18	0	18
04/2016	CNY	13,826	$	2,150	JPM	0	(12)	(12)
04/2016	$	500	CNY	2,965	DUB	0	(36)	(36)
04/2016		1,830		10,861	JPM	0	(131)	(131)

						$837	$(4,406)	$(3,569)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	7,100	$10	$(2)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		7,100	30	(102)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		8,100	10	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		8,100	19	(73)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,900	6	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	2	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		6,300	26	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		6,200	108	(108)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,500	53	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		23,300	403	(403)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,500	40	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		4,600	12	(70)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		2,400	8	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		2,400	17	(91)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	0

								$881	$(853)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2012	0	$182,200	EUR 17,100	$984
Sales	68	137,362	0	984
Closing Buys	0	(29,500)	0	(164)
Expirations	0	(186,662)	0	(894)
Exercised	0	0	0	0

Balance at 06/30/2013	68	$103,400	EUR 17,100	$910

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	0.653%	$	1,000	$(45)	$0	$(45)
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.097%		1,500	(14)	7	(21)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.405%		200	(10)	0	(10)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.284%		5,900	(43)	266	(309)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	1.668%		4,700	119	(3)	122
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.187%		1,000	9	0	9
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	1.271%	EUR	1,300	15	128	(113)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	1.271%		800	10	81	(71)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.149%	$	2,000	(5)	46	(51)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.132%		4,500	15	471	(456)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	0.873%		1,000	5	0	5
KB Home	DUB	(5.000%	)	03/20/2015	1.013%		1,200	(84)	(93)	9
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	1.691%		2,000	(1)	0	(1)
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	1.778%		1,000	(44)	0	(44)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.129%		1,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.129%		1,000	(6)	0	(6)
Masco Corp.	FBF	(0.907%	)	12/20/2016	1.381%		200	3	0	3
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.603%		1,000	(26)	0	(26)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.606%		500	(14)	0	(14)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.348%		1,000	(28)	0	(28)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	5.207%		100	14	0	14
UBS AG	BOA	(2.280%	)	06/20/2018	1.056%		1,300	(77)	0	(77)
UBS AG	BRC	(2.250%	)	03/20/2014	0.300%	EUR	800	(16)	0	(16)
UBS AG	DUB	(1.000%	)	12/20/2017	0.958%	$	8,000	(17)	40	(57)
UST LLC	GST	(0.720%	)	03/20/2018	0.199%		1,000	(25)	0	(25)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.399%		100	(1)	0	(1)
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.638%	GBP	1,000	(186)	0	(186)

								$(459)	$943	$(1,402)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.310%	EUR	100	$2	$(15)	$17
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.311%	$	500	47	8	39
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		1,100	104	9	95
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.330%		200	21	3	18
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.311%		300	28	2	26
Brazil Government International Bond	BRC	1.000%	03/20/2023	2.236%		1,100	(108)	(59)	(49)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		4,200	(44)	(41)	(3)
China Government International Bond	BRC	0.850%	12/20/2014	0.440%		1,600	10	0	10
China Government International Bond	JPM	0.820%	12/20/2014	0.440%		300	2	0	2
China Government International Bond	RYL	0.810%	12/20/2014	0.440%		2,400	14	0	14
China Government International Bond	RYL	0.815%	12/20/2014	0.440%		1,000	6	0	6
Citigroup, Inc.	BRC	1.000%	06/20/2018	1.228%		2,700	(28)	(4)	(24)
Dell, Inc.	GST	1.000%	12/20/2017	3.251%		700	(65)	(53)	(12)
Italy Government International Bond	BOA	1.000%	06/20/2017	2.135%	EUR	16,400	(902)	(3,164)	2,262
Italy Government International Bond	BRC	1.000%	06/20/2017	2.135%		5,000	(275)	(950)	675
Lloyds TSB Bank PLC	DUB	3.000%	09/20/2017	1.409%		600	51	6	45
Lloyds TSB Bank PLC	MYC	3.000%	09/20/2017	1.409%		2,000	171	18	153

							$(966)	$(4,240)	$3,274

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$408	$2,810	$(2,402)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$90	$0	$90
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA	BRL	44,900	(986)	0	(986)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		27,700	(593)	22	(615)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	568	(82)	650
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	161	(30)	191
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	168	(23)	191
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	16	(2)	18
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	86	(12)	98

							$(490)	$(127)	$(363)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(i)	Securities with an aggregate market value of $5,729 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(2,312)	$2,435	$123
BPS	(251)	(250)	(501)
BRC	67	0	67
CBK	(351)	287	(64)
DUB	(6)	0	(6)
FBF	24	0	24
GLM	(112)	48	(64)
GST	45	(130)	(85)
HUS	(565)	482	(83)
JPM	309	(410)	(101)
MSC	(11)	(150)	(161)
MYC	86	(570)	(484)
RYL	(115)	302	187
UAG	(2,737)	2,175	(562)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$740	$740
Unrealized appreciation on foreign currency contracts	0	0	0	837	0	837
Unrealized appreciation on OTC swap agreements	0	3,524	0	0	1,238	4,762

	$0	$3,524	$0	$837	$1,978	$6,339

Liabilities:
Written options outstanding	$0	$0	$0	$0	$951	$951
Variation margin payable on financial derivative instruments (2)	0	275	0	0	70	345
Unrealized depreciation on foreign currency contracts	0	0	0	4,406	0	4,406
Unrealized depreciation on OTC swap agreements	0	4,054	0	0	1,601	5,655

	$0	$4,329	$0	$4,406	$2,622	$11,357

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(616)	$(616)
Net realized gain on futures contracts	0	0	0	0	508	508
Net realized gain on written options	0	0	0	40	517	557
Net realized gain (loss) on swaps	0	(9,397)	0	0	6,518	(2,879)
Net realized (loss) on foreign currency transactions	0	0	0	(20,650)	0	(20,650)

	$0	$(9,397)	$0	$(20,610)	$6,927	$(23,080)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$568	$568
Net change in unrealized appreciation on futures contracts	0	0	0	0	282	282
Net change in unrealized (depreciation) on written options	0	0	0	0	(866)	(866)
Net change in unrealized appreciation (depreciation) on swaps	0	3,958	0	0	(10,881)	(6,923)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,516	0	1,516

	$0	$3,958	$0	$1,516	$(10,897)	$(5,423)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $280 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(1,962) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,146	$0	$1,146
Brazil
Corporate Bonds & Notes	0	17,332	0	17,332
Sovereign Issues	0	4,921	0	4,921
Canada
Corporate Bonds & Notes	0	1,070	0	1,070
Cayman Islands
Asset-Backed Securities	0	6,652	0	6,652

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
France
Corporate Bonds & Notes	$0	$116	$0	$116
Germany
Corporate Bonds & Notes	0	4,902	0	4,902
Sovereign Issues	0	17,327	0	17,327
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	388	388
Italy
Asset-Backed Securities	0	136	0	136
Sovereign Issues	0	3,267	0	3,267

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Luxembourg
Corporate Bonds & Notes	$0	$345	$0	$345
Mexico
Corporate Bonds & Notes	0	3,221	0	3,221
Sovereign Issues	0	7,423	0	7,423
Netherlands
Corporate Bonds & Notes	0	11,087	0	11,087
Sovereign Issues	0	38,425	0	38,425
Norway
Corporate Bonds & Notes	0	5,119	0	5,119
Qatar
Corporate Bonds & Notes	0	2,173	0	2,173
Sovereign Issues	0	3,332	0	3,332
South Korea
Corporate Bonds & Notes	0	3,297	0	3,297
Sovereign Issues	0	1,268	0	1,268
Switzerland
Corporate Bonds & Notes	0	5,685	0	5,685
United Arab Emirates
Sovereign Issues	0	2,304	0	2,304
United Kingdom
Corporate Bonds & Notes	0	5,273	0	5,273
Sovereign Issues	0	47,429	0	47,429
United States
Asset-Backed Securities	0	28,627	0	28,627
Bank Loan Obligations	0	5,762	1,597	7,359
Corporate Bonds & Notes	0	71,700	2,120	73,820
Mortgage-Backed Securities	0	88,502	4,043	92,545
Municipal Bonds & Notes	0	15,071	0	15,071
Preferred Securities	86	0	410	496

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
U.S. Government Agencies	$0	$58,490	$0	$58,490
U.S. Treasury Obligations	0	61,271	0	61,271
Virgin Islands (British)
Corporate Bonds & Notes	0	109	0	109
Short-Term Instruments
Certificates of Deposit	0	7,271	0	7,271
Commercial Paper	0	2,797	0	2,797
Repurchase Agreements	0	855	0	855
U.S. Treasury Bills	0	2,483	0	2,483
	$86	$536,188	$8,558	$544,832

Short Sales, at value
U.S. Government Agencies	$0	$(41,276)	$0	$(41,276)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,745	0	3,745
Foreign Exchange Contracts	0	837	0	837
Interest Rate Contracts	333	2,871	0	3,204
	$333	$7,453	$0	$7,786

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,549)	0	(4,549)
Foreign Exchange Contracts	0	(4,406)	0	(4,406)
Interest Rate Contracts	(53)	(5,873)	0	(5,926)
	$(53)	$(14,828)	$0	$(14,881)

Totals	$366	$487,537	$8,558	$496,461

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$418	$0	$(12)	$0	$0	$(18)	$0	$0	$388	$(17)
Jersey, Channel Islands
Asset-Backed Securities	537	0	(543)	0	0	6	0	0	0	0
Norway
Corporate Bonds & Notes	103	0	(103)	0	(1)	1	0	0	0	0
United States
Bank Loan Obligations	0	0	0	0	0	0	1,597	0	1,597	0
Corporate Bonds & Notes	2,315	0	(158)	(5)	(2)	(30)	0	0	2,120	(7)
Mortgage-Backed Securities	4,300	0	(317)	2	21	37	0	0	4,043	35
Preferred Securities	426	0	0	0	0	(16)	0	0	410	(15)

Totals	$8,099	$0	$(1,133)	$(3)	$18	$(20)	$1,597	$0	$8,558	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$388	Third Party Vendor	Broker Quote	100.00
United States
Bank Loan Obligations	1,597	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes	2,120	Third Party Vendor	Broker Quote	114.75-115.00
Mortgage-Backed Securities	4,043	Third Party Vendor	Broker Quote	87.88-95.00
Preferred Securities	410	Benchmark Pricing	Base Price	$ 7,183.47

Total	$8,558

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had $2,094,340 in unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

(“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral,

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it

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Notes to Financial Statements (Cont.)

may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such

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risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be

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Notes to Financial Statements (Cont.)

made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate

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earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master

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Notes to Financial Statements (Cont.)

Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK

Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15%

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on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$848,617	$806,039	$122,972	$161,154

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Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	69	$936	148	$2,084
Administrative Class	3,327	44,015	7,454	105,565
Advisor Class	227	2,982	690	9,885
Issued as reinvestment of distributions
Institutional Class	4	49	36	494
Administrative Class	224	2,948	2,400	33,330
Advisor Class	18	234	209	2,901
Cost of shares redeemed
Institutional Class	(68)	(901)	(260)	(3,636)
Administrative Class	(4,017)	(52,868)	(8,036)	(114,581)
Advisor Class	(220)	(2,911)	(1,067)	(15,304)
Net (decrease) resulting from Portfolio share transactions	(436)	$(5,516)	1,574	$20,738

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 82% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$541,311	$16,369	$(12,848)	$3,521

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade	RPI	Retail Price Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT27SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Bond Portfolio (Unhedged)

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is also available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Bond Portfolio (Unhedged)

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

United States	62.0%
United Kingdom	9.7%
Netherlands	9.1%
Brazil	4.1%
Short-Term Instruments	2.4%
Other	12.7%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (10/31/2006)
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	-8.03%	-5.58%	5.51%	6.24%
JPMorgan GBI Global FX NY Index Unhedged in USD±	-5.70%	-4.73%	3.52%	5.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.01% for Advisor Class shares.

± JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$919.70	$1,019.69
Expenses Paid During Period†	$4.90	$5.16
Net Annualized Expense Ratio	1.03%	1.03%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Portfolio (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	Positions in non-Agency mortgage-backed securities contributed to relative performance as spreads for these securities tightened during the reporting period.

»	An underweight to the Japanese yen contributed to relative performance as the currency depreciated relative to the U.S. dollar during the reporting period.

»	Positions in provincial debt in Europe contributed to relative performance as spreads for these securities tightened during the reporting period.

»

Positions in credit-default swaps on European high yield debt (Buy Protection), particularly during the first four months of the reporting period, detracted from relative performance as the cost to protect against default of the underlying debt fell during this period.

»

An underweight to duration (or sensitivity to changes in market interest rates) in Japan, particularly during the first quarter of the reporting period, detracted from relative performance as Japanese yen-swap rates fell significantly during that period.

»	An overweight to duration in Australia and the U.K. detracted from relative performance as local interest rates rose during the reporting period.

»	An overweight to local duration in Brazil detracted from relative performance as Brazilian real-swap rates rose during the reporting period.

»	An overweight to real duration in the U.S. detracted from performance as breakeven inflation fell during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Bond Portfolio (Unhedged)

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$13.72	$13.83	$13.49	$12.72	$12.25	$12.78
Net investment income (a)	0.19	0.41	0.47	0.44	0.46	0.49
Net realized/unrealized gain (loss)	(1.29)	0.53	0.53	1.01	1.59	(0.60)
Total income (loss) from investment operations	(1.10)	0.94	1.00	1.45	2.05	(0.11)
Dividends from net investment income	(0.08)	(0.22)	(0.35)	(0.35)	(0.39)	(0.42)
Distributions from net realized capital gains	0.00	(0.83)	(0.31)	(0.33)	(1.19)	0.00
Total distributions	(0.08)	(1.05)	(0.66)	(0.68)	(1.58)	(0.42)
Net asset value end of year or period	$12.54	$13.72	$13.83	$13.49	$12.72	$12.25
Total return	(8.03)%	6.85%	7.45%	11.53%	16.72%	(0.94)%
Net assets end of year or period (000s)	$36,176	$39,269	$41,899	$34,823	$15,149	$3,645
Ratio of expenses to average net assets	1.03%*	1.01%	1.00%	1.01%	1.00%	1.12%
Ratio of expenses to average net assets excluding interest expense	1.00%*	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.89%*	2.91%	3.38%	3.33%	3.55%	4.01%
Portfolio turnover rate	177%**	362%**	506%**	849%**	624%	661%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$543,977
Repurchase agreements, at value	855
Cash	52
Deposits with counterparty	1,490
Foreign currency, at value	1,298
Receivable for investments sold	115,537
OTC swap premiums paid	3,928
Variation margin receivable on financial derivative instruments	740
Unrealized appreciation on foreign currency contracts	837
Unrealized appreciation on OTC swap agreements	4,762
Receivable for Portfolio shares sold	192
Interest and dividends receivable	3,457
Other assets	3
677,128

Liabilities:
Payable for investments purchased	$126,428
Payable for sale-buyback transactions	37,385
Payable for short sales	41,276
Written options outstanding	951
OTC swap premiums received	4,542
Variation margin payable on financial derivative instruments	345
Unrealized depreciation on foreign currency contracts	4,406
Unrealized depreciation on OTC swap agreements	5,655
Deposits from counterparty	1,410
Payable for Portfolio shares redeemed	643
Accrued investment advisory fees	90
Accrued supervisory and administrative fees	181
Accrued distribution fees	7
Accrued servicing fees	49
223,368

Net Assets	$453,760

Net Assets Consist of:
Paid in capital	$460,800
Undistributed net investment income	4,062
Accumulated undistributed net realized (loss)	(11,513)
Net unrealized appreciation	411
$453,760

Net Assets:
Institutional Class	$6,143
Administrative Class	411,441
Advisor Class	36,176

Shares Issued and Outstanding:
Institutional Class	490
Administrative Class	32,821
Advisor Class	2,886

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$12.54
Administrative Class	12.54
Advisor Class	12.54

Cost of Investments	$537,245
Cost of Repurchase Agreements	$855
Cost of Foreign Currency Held	$1,303
Proceeds Received on Short Sales	$41,123
Premiums Received on Written Options	$910

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Bond Portfolio (Unhedged)

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$9,370
Dividends	9
Total Income	9,379

Expenses:
Investment advisory fees	596
Supervisory and administrative fees	1,192
Servicing fees - Administrative Class	325
Distribution and/or servicing fees - Advisor Class	46
Trustees’ fees	3
Interest expense	76
Total Expenses	2,238

Net Investment Income	7,141

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,974
Net realized gain on futures contracts	508
Net realized gain on written options	557
Net realized (loss) on swaps	(2,879)
Net realized (loss) on foreign currency transactions	(19,237)
Net change in unrealized (depreciation) on investments	(24,278)
Net change in unrealized appreciation on futures contracts	282
Net change in unrealized (depreciation) on written options	(866)
Net change in unrealized (depreciation) on swaps	(6,923)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,481
Net (Loss)	(47,381)

Net (Decrease) in Net Assets Resulting from Operations	$(40,240)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Global Bond Portfolio (Unhedged)

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$7,141	$14,975
Net realized (loss)	(17,077)	(5,945)
Net change in unrealized appreciation (depreciation)	(30,304)	24,793
Net increase (decrease) resulting from operations	(40,240)	33,823

Distributions to Shareholders:
From net investment income
Institutional Class	(49)	(117)
Administrative Class	(2,948)	(7,399)
Advisor Class	(234)	(633)
From net realized capital gains
Institutional Class	0	(377)
Administrative Class	0	(25,931)
Advisor Class	0	(2,268)

Total Distributions	(3,231)	(36,725)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(5,516)	20,738

Total Increase (Decrease) in Net Assets	(48,987)	17,836

Net Assets:
Beginning of period	502,747	484,911
End of period*	$453,760	$502,747

*Including undistributed net investment income of:	$4,062	$152

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged)

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.3%

MORTGAGE-BACKED SECURITIES 0.3%
Puma Finance Ltd.
0.414% due 02/21/2038		$167	$166
3.213% due 08/22/2037	AUD	223	202
3.330% due 07/12/2036		61	55
Swan Trust
0.435% due 05/12/2037		$207	206
3.090% due 05/12/2037	AUD	285	261
Torrens Trust
3.230% due 10/19/2038		285	256

Total Australia (Cost $1,171)			1,146

BRAZIL 4.9%

CORPORATE BONDS & NOTES 3.8%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,532
Banco Santander Brasil S.A.
2.373% due 03/18/2014		$3,700	3,683
4.250% due 01/14/2016		200	203
4.500% due 04/06/2015		1,500	1,515
Banco Votorantim Ltd.
3.276% due 03/28/2014		2,400	2,402
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,781
BM&FBovespa S.A.
5.500% due 07/16/2020		300	309
BRF S.A.
5.875% due 06/06/2022		3,600	3,704
CSN Islands Corp.
6.875% due 09/21/2019		200	203

			17,332

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
8.250% due 01/20/2034		3,700	4,921

Total Brazil (Cost $22,343)			22,253

CANADA 0.2%

CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,070

Total Canada (Cost $936)			1,070

CAYMAN ISLANDS 1.5%

ASSET-BACKED SECURITIES 1.5%
Ares CLO Ltd.
0.903% due 11/25/2020		$4,835	4,802
Black Diamond CLO Delaware Corp.
0.522% due 06/20/2017		12	12
BlueMountain CLO Ltd.
0.513% due 11/15/2017		221	220
Kingsland Ltd.
0.522% due 06/13/2019		1,440	1,438
Landmark CDO Ltd.
0.575% due 06/01/2017		180	180

Total Cayman Islands (Cost $6,566)			6,652

FRANCE 0.0%

CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	116

Total France (Cost $100)			116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 4.9%

CORPORATE BONDS & NOTES 1.1%
KFW
4.250% due 07/04/2014	EUR	2,200	$2,981
6.250% due 05/19/2021	AUD	1,900	1,921

			4,902

SOVEREIGN ISSUES 3.8%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,471
Republic of Germany
1.500% due 02/15/2023		12,400	15,856

			17,327

Total Germany (Cost $22,972)			22,229

GUERNSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$388	388

Total Guernsey, Channel Islands (Cost $388)			388

ITALY 0.7%

ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.364% due 12/12/2028	EUR	106	136

SOVEREIGN ISSUES 0.7%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)		2,699	3,267

Total Italy (Cost $3,914)			3,403

LUXEMBOURG 0.1%

CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	345

Total Luxembourg (Cost $300)			345

MEXICO 2.3%

CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,074
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,147

			3,221

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	71,200	7,423

Total Mexico (Cost $10,634)			10,644

NETHERLANDS 10.9%

CORPORATE BONDS & NOTES 2.4%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,165
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	531
Waha Aerospace BV
3.925% due 07/28/2020		375	391

			11,087

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 8.5%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	16,200	$21,280
2.500% due 01/15/2017		4,300	5,943
4.000% due 07/15/2016		7,800	11,202

			38,425

Total Netherlands (Cost $49,780)			49,512

NORWAY 1.1%

CORPORATE BONDS & NOTES 1.1%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,797
Eksportfinans ASA
1.600% due 03/20/2014	JPY	1,000	10
2.000% due 09/15/2015		$800	772
2.375% due 05/25/2016		200	193
3.000% due 11/17/2014		200	200
5.500% due 05/25/2016		500	523
5.500% due 06/26/2017		600	624

Total Norway (Cost $4,953)			5,119

QATAR 1.2%

CORPORATE BONDS & NOTES 0.5%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,173

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,332

Total Qatar (Cost $5,388)			5,505

SOUTH KOREA 1.0%

CORPORATE BONDS & NOTES 0.7%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	528
5.875% due 01/14/2015		2,600	2,769

			3,297

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	209
5.750% due 04/16/2014		200	207
7.125% due 04/16/2019		700	852

			1,268

Total South Korea (Cost $4,400)			4,565

SWITZERLAND 1.3%

CORPORATE BONDS & NOTES 1.3%
UBS AG
5.875% due 12/20/2017		$4,939	5,685

Total Switzerland (Cost $5,042)			5,685

UNITED ARAB EMIRATES 0.5%

SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,304

Total United Arab Emirates (Cost $2,045)			2,304

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 11.7%

CORPORATE BONDS & NOTES 1.2%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	$2,701
HBOS PLC
6.750% due 05/21/2018		$800	851
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,721

			5,273

SOVEREIGN ISSUES 10.5%
United Kingdom Gilt
1.750% due 09/07/2022 (e)		22,700	32,585
4.000% due 03/07/2022 (e)		8,600	14,844

			47,429

Total United Kingdom (Cost $54,900)			52,702

UNITED STATES 74.4%

ASSET-BACKED SECURITIES 6.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.663% due 10/25/2035		$1,000	900
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		1	1
0.893% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.243% due 12/25/2036		76	73
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,879	2,005
Countrywide Asset-Backed Certificates
0.593% due 08/25/2034		156	145
0.643% due 04/25/2036		1,000	792
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		27	13
Denver Arena Trust
6.940% due 11/15/2019		49	50
EMC Mortgage Loan Trust
0.643% due 05/25/2043		512	460
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		184	38
Illinois Student Assistance Commission
1.326% due 04/25/2022		3,913	3,949
JPMorgan Mortgage Acquisition Trust
0.473% due 03/25/2047		1,632	846
Morgan Stanley ABS Capital, Inc.
0.303% due 03/25/2037		1,427	626
0.443% due 08/25/2036		3,250	1,466
0.993% due 07/25/2037		1,621	1,490
SACO, Inc.
0.593% due 04/25/2035		9	7
Securitized Asset-Backed Receivables LLC
0.243% due 12/25/2036		10	5
SLC Student Loan Trust
0.723% due 06/15/2017		211	211
SLM Student Loan Trust
0.356% due 04/26/2021		469	468
0.396% due 01/27/2025		5,000	4,952
0.473% due 12/17/2018		45	44
0.776% due 10/25/2017		894	895
0.893% due 01/25/2029		3,992	3,985
South Carolina Student Loan Corp.
1.276% due 07/25/2025		5,100	5,159

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
1.694% due 04/25/2035		$24	$22
Structured Asset Securities Corp. Mortgage Loan Trust
0.593% due 05/25/2034		2	2
Washington Mutual Asset-Backed Certificates Trust
0.253% due 10/25/2036		54	21

			28,627

BANK LOAN OBLIGATIONS 1.6%
Dell, Inc.
5.000% due 11/06/2013		2,100	2,095
H.J. Heinz Co.
3.500% due 06/05/2020		1,800	1,802
HCA, Inc.
2.695% due 05/02/2016		888	886
Springleaf Financial Funding Co.
5.500% due 05/10/2017		977	979
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		1,551	1,597

			7,359

CORPORATE BONDS & NOTES 16.3%
Ally Financial, Inc.
3.672% due 06/20/2014		1,100	1,115
6.750% due 12/01/2014		3,350	3,537
Altria Group, Inc.
9.250% due 08/06/2019		338	448
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,044
8.000% due 05/22/2068	EUR	1,700	2,584
8.175% due 05/15/2068		$400	490
Bank of America Corp.
7.625% due 06/01/2019		3,900	4,691
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,154
7.250% due 02/01/2018		1,300	1,549
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,562
6.400% due 06/15/2016		200	225
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,236
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,088
CIT Group, Inc.
5.250% due 04/01/2014		400	407
Citigroup, Inc.
0.866% due 05/31/2017	EUR	100	122
1.469% due 11/30/2017		6,600	8,138
4.750% due 02/10/2019		200	255
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$1,000	1,103
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,079	1,238
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	4,882
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	116
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	305
8.000% due 06/01/2014		1,800	1,904
8.700% due 10/01/2014		2,400	2,617
Goldman Sachs Group, Inc.
0.676% due 07/22/2015		500	495
0.777% due 01/12/2015		700	699
0.876% due 09/29/2014		800	799

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 08/01/2015		$800	$834
6.250% due 09/01/2017		500	567
International Lease Finance Corp.
6.750% due 09/01/2016		1,300	1,410
7.125% due 09/01/2018		1,200	1,332
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	198
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	2,700	3,395
KB Home
5.875% due 01/15/2015		$1,200	1,257
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	588
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2018 ^		800	199
Limited Brands, Inc.
6.900% due 07/15/2017		900	1,006
Masco Corp.
6.125% due 10/03/2016		200	217
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,108
Morgan Stanley
0.611% due 04/13/2016	EUR	700	892
0.757% due 10/15/2015		$1,000	981
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	546
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	827
3.750% due 05/11/2017		1,800	1,884
Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,345
Southwestern Energy Co.
4.100% due 03/15/2022		300	299
7.500% due 02/01/2018		100	119
UAL Pass-Through Trust
10.400% due 05/01/2018		767	882
UST LLC
5.750% due 03/01/2018		1,000	1,131

			73,820

MORTGAGE-BACKED SECURITIES 20.4%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035		31	28
American Home Mortgage Assets Trust
0.383% due 05/25/2046		427	295
0.403% due 10/25/2046		557	368
Banc of America Funding Corp.
2.700% due 02/20/2036		565	559
5.500% due 01/25/2036		749	762
5.865% due 10/20/2046 ^		176	138
5.888% due 04/25/2037		586	529
Banc of America Large Loan Trust
2.493% due 11/15/2015		4,826	4,841
Banc of America Mortgage Trust
2.864% due 05/25/2035		4,900	4,324
5.500% due 11/25/2035		709	704
BCAP LLC Trust
0.363% due 01/25/2037 ^		419	301
5.250% due 04/26/2037		2,449	2,327
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		152	151
2.320% due 08/25/2035		4,365	4,315
2.571% due 08/25/2033		23	23
2.600% due 03/25/2035		212	210
2.778% due 10/25/2033		22	22
2.793% due 03/25/2035		56	56

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.831% due 02/25/2047	$1,836	$1,417
2.878% due 05/25/2047 ^	566	456
2.907% due 05/25/2034	18	18
2.918% due 05/25/2034	59	55
3.458% due 11/25/2034	15	16
Bear Stearns Alt-A Trust
1.193% due 09/25/2034	1,177	1,156
2.845% due 11/25/2035 ^	238	176
2.864% due 09/25/2035	196	161
3.645% due 08/25/2036 ^	304	206
Bear Stearns Structured Products, Inc.
2.653% due 12/26/2046	158	111
Chase Mortgage Finance Trust
2.884% due 12/25/2035	1,065	956
Chevy Chase Funding LLC
0.373% due 07/25/2036	132	110
Citigroup Commercial Mortgage Trust
5.885% due 12/10/2049	400	414
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	83	82
2.290% due 09/25/2035	84	82
2.550% due 10/25/2035	1,911	1,776
Countrywide Alternative Loan Trust
0.363% due 01/25/2037 ^	828	621
0.372% due 02/20/2047	338	225
0.387% due 12/20/2046	679	452
0.402% due 03/20/2046	203	144
0.402% due 07/20/2046 ^	477	268
0.473% due 02/25/2037	259	179
0.543% due 05/25/2037 ^	117	66
0.593% due 05/25/2036	1,764	1,158
1.493% due 10/25/2035	4,624	3,771
1.673% due 11/25/2035	53	39
2.213% due 11/25/2035	53	40
4.594% due 08/25/2036	22	22
5.250% due 06/25/2035	41	37
5.347% due 11/25/2035 ^	464	343
6.000% due 08/25/2036 ^	1,424	1,236
6.000% due 04/25/2037 ^	99	75
6.000% due 02/25/2047	970	765
6.250% due 08/25/2037 ^	55	44
6.500% due 06/25/2036 ^	259	199
Countrywide Home Loan Mortgage Pass-Through Trust
0.423% due 05/25/2035	119	98
0.483% due 04/25/2035	37	29
0.493% due 03/25/2035	793	689
0.513% due 03/25/2035	149	108
0.523% due 02/25/2035	13	12
0.953% due 09/25/2034	14	13
2.459% due 02/20/2036	617	466
2.724% due 05/25/2047	177	112
2.915% due 11/25/2034	37	34
2.963% due 08/25/2034	11	9
4.180% due 11/19/2033	33	32
5.500% due 10/25/2035	219	213
5.750% due 12/25/2035	889	816
7.500% due 06/25/2035	1,697	1,768
Credit Suisse First Boston Mortgage Securities Corp.
2.500% due 08/25/2033	38	38
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	185	92
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	533	392
First Horizon Mortgage Pass-Through Trust
6.250% due 08/25/2017	7	8
Greenpoint Mortgage Funding Trust
0.463% due 11/25/2045	13	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
1.940% due 03/25/2033	$17	$16
2.457% due 06/25/2034	11	11
2.664% due 09/25/2035	476	470
Harborview Mortgage Loan Trust
0.382% due 01/19/2038	1,392	1,127
0.932% due 02/19/2034	2	2
1.018% due 12/19/2036 ^	211	156
2.599% due 05/19/2033	39	39
IndyMac Mortgage Loan Trust
4.700% due 09/25/2035	414	360
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	2	2
JPMorgan Mortgage Trust
2.115% due 11/25/2033	18	17
2.858% due 07/25/2035	263	264
2.867% due 01/25/2037	496	401
3.005% due 07/25/2035	223	227
4.479% due 02/25/2035	19	19
Luminent Mortgage Trust
0.433% due 04/25/2036	733	449
MASTR Adjustable Rate Mortgages Trust
2.508% due 05/25/2034	962	940
MASTR Alternative Loan Trust
0.593% due 03/25/2036	62	13
MASTR Asset Securitization Trust
6.000% due 10/25/2036	47	47
Mellon Residential Funding Corp.
0.633% due 12/15/2030	14	14
Merrill Lynch Floating Trust
0.731% due 07/09/2021	623	621
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036	178	154
0.443% due 08/25/2036	32	29
1.664% due 10/25/2035	10,386	10,079
2.333% due 02/25/2033	20	19
2.590% due 02/25/2036	116	106
Merrill Lynch Mortgage-Backed Securities Trust
4.983% due 04/25/2037 ^	18	14
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	329
Nomura Asset Acceptance Corp.
2.623% due 10/25/2035	31	27
Residential Accredit Loans, Inc. Trust
0.343% due 02/25/2047	210	112
0.373% due 06/25/2046	550	247
0.403% due 04/25/2046	234	119
0.543% due 08/25/2035 ^	1,389	998
6.000% due 12/25/2036 ^	848	643
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	292	270
RiverView HECM Trust
0.253% due 07/25/2047	1,952	1,716
Structured Adjustable Rate Mortgage Loan Trust
2.578% due 02/25/2034	25	25
2.593% due 04/25/2034	67	66
2.764% due 09/25/2034	64	64
3.033% due 09/25/2035	531	444
Structured Asset Mortgage Investments Trust
0.383% due 07/25/2046	629	475
0.403% due 05/25/2046	145	90
0.413% due 05/25/2036	634	434
0.413% due 09/25/2047	600	392
0.442% due 07/19/2035	478	443
0.473% due 02/25/2036	746	573
0.772% due 07/19/2034	6	6
0.892% due 03/19/2034	11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
5.000% due 05/25/2035	$1,516	$1,558
Suntrust Alternative Loan Trust
0.843% due 12/25/2035 ^	1,808	1,180
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	5,356	4,850
0.463% due 12/25/2045	2,874	2,557
0.483% due 10/25/2045	4,245	3,861
0.503% due 01/25/2045	12	11
0.513% due 01/25/2045	13	11
0.869% due 02/25/2047	596	446
1.568% due 08/25/2042	9	8
2.088% due 01/25/2037 ^	49	39
2.220% due 02/27/2034	7	7
2.379% due 11/25/2036 ^	1,367	1,126
2.386% due 12/25/2036 ^	10	8
2.429% due 09/25/2033	1,413	1,419
2.449% due 06/25/2033	19	18
2.469% due 02/25/2033	177	173
2.470% due 07/25/2046	280	259
2.475% due 12/25/2036 ^	75	63
2.481% due 12/25/2035	682	615
2.553% due 02/25/2037 ^	574	476
2.558% due 03/25/2034	58	57
2.658% due 09/25/2036 ^	909	741
4.638% due 06/25/2037	133	108
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.109% due 07/25/2046 ^	92	48
6.000% due 06/25/2037 ^	1,891	1,560
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	823	735
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 06/25/2034	2,682	2,700
2.641% due 03/25/2036	184	180
2.701% due 04/25/2036	38	38
2.717% due 02/25/2034	2,837	2,842

		92,545

MUNICIPAL BONDS & NOTES 3.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	324
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,627
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	600	507
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,164
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,138
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,200	2,834
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	2,923
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,950	2,546

		15,071

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.534% due 07/29/2013 (c)	58	$410
SLM Corp. CPI Linked Security
3.412% due 01/16/2018	3,100	74
3.474% due 03/15/2017	500	12

		496

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.313% due 03/25/2034	$14	14
0.343% due 08/25/2034	9	8
0.393% due 10/27/2037	1,600	1,601
2.387% due 12/01/2034	10	11
2.417% due 10/01/2034	5	5
2.492% due 11/01/2034	82	89
3.000% due 08/01/2028 - 07/01/2043	17,000	16,854
3.500% due 11/01/2025 - 01/01/2026	208	218
4.000% due 08/01/2043	25,000	25,988
4.500% due 08/01/2043	10,000	10,564
5.000% due 07/01/2043	1,000	1,076
5.500% due 05/01/2047	27	29
6.000% due 07/25/2044	39	45
Freddie Mac
0.423% due 02/15/2019	199	199
0.473% due 09/25/2031	34	32
0.693% due 04/15/2028	328	331
1.374% due 10/25/2044	71	72

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.344% due 02/01/2029	$9	$9
2.639% due 04/01/2037	80	85
6.000% due 04/15/2036	1,073	1,182
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	71	75

		58,490

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Inflation Protected Securities (b)
0.625% due 02/15/2043 (g)(i)	6,139	5,160
1.750% due 01/15/2028 (g)(i)	2,553	2,860
2.000% due 01/15/2026 (g)(i)	1,418	1,637
2.375% due 01/15/2025	493	588
2.375% due 01/15/2027 (g)	1,499	1,803
2.500% due 01/15/2029 (g)	1,614	1,989
3.875% due 04/15/2029 (i)	368	530
U.S. Treasury Notes
1.625% due 08/15/2022 (g)(i)	2,600	2,438
1.625% due 11/15/2022 (g)(i)	7,500	6,997
1.750% due 05/15/2023 (e)	9,300	8,705
2.000% due 02/15/2023 (e)	29,700	28,564

		61,271

Total United States (Cost $328,767)		337,679

VIRGIN ISLANDS (BRITISH) 0.0%

CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$100	109

Total Virgin Islands (British) (Cost $107)		109

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.0%

CERTIFICATES OF DEPOSIT 1.6%
Banco do Brasil S.A.
0.000% due 03/27/2014	$2,700	$2,681
2.556% due 02/14/2014	2,700	2,700
Itau Unibanco Holding S.A.
0.000% due 10/31/2013	1,900	1,890

		7,271

COMMERCIAL PAPER 0.6%
Daimler Finance North America LLC
1.070% due 10/15/2013	2,800	2,797

REPURCHASE AGREEMENTS (d) 0.2%
		855

U.S. TREASURY BILLS 0.6%
0.096% due 08/15/2013 - 02/06/2014 (a)(e)(g)(i)	2,484	2,483

Total Short-Term Instruments (Cost $13,394)		13,406

Total Investments 120.1% (Cost $538,100)		$544,832

Written Options (f)(h) (0.2%) (Premiums $910)		(951)

Other Assets and Liabilities (Net) (19.9%)		(90,121)

Net Assets 100.0%		$453,760

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$855	Fannie Mae 2.200% due 10/17/2022	$(873)	$855	$855

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.030%	06/28/2013	07/01/2013	$ 1,643	$(1,643)
	0.080%	06/27/2013	07/12/2013	969	(969)
BPS	0.499%	05/17/2013	08/22/2013	GBP 7,052	(10,775)
GSC	(0.070%)	06/26/2013	07/03/2013	$ 5,699	(5,699)
	(0.040%)	06/24/2013	07/01/2013	2,997	(2,997)
	0.060%	06/21/2013	07/19/2013	9,045	(9,054)
	0.070%	06/13/2013	07/05/2013	1,188	(1,188)
MSC	(0.020%)	07/01/2013	07/02/2013	1,968	(1,968)
	0.070%	06/26/2013	07/10/2013	3,090	(3,092)

					$(37,385)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $40,307 at a weighted average interest rate of 0.267%.
(3)	Payable for sale-buyback transactions includes $47 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2043	$38,000	$41,123	$(41,276)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $37,549 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$855	$(873)	$(18)

Master Securities Forward Transactions Agreement
BCY	(2,612)	2,597	(15)
BPS	(10,775)	10,536	(239)
FOB	(41,276)	570	(40,706)
GSC	(18,938)	18,803	(135)
MSC	(5,060)	5,043	(17)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	34	$20	$(97)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	34	9	(1)

				$29	$(98)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Japan Government 10-Year Bond September Futures	Long	09/2013	17	$(53)
U.S. Treasury 5-Year Note September Futures	Short	09/2013	217	333

				$280

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	$	6,200	$(264)	$(272)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016		8,200	(128)	(223)
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017	EUR	15,100	(1,038)	160
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017		55,350	(2,528)	61

					$(3,958)	$(274)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount			Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023	$		29,100	$(1,167)	$(1,200)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033			2,100	187	168
Receive	3-Month USD-LIBOR	2.750%	06/19/2043			16,700	2,288	1,287
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		AUD	2,100	(42)	(64)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023			27,400	(404)	(591)
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021		EUR	5,100	252	178
Pay	6-Month EUR-EURIBOR	2.500%	03/21/2023			21,500	(393)	(233)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2022		JPY	9,370,000	406	(845)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023			2,660,000	(83)	(388)

							$1,044	$(1,688)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $9,991 and cash of $1,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(98)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
GSC	$280	$72

Centrally Cleared Swaps
BCY	342	(150)
DEU	(7)	4
FOB	(746)	199
GSC	(583)	(14)
MSC	(504)	92
SAL	(632)	198
UBS	168	(6)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	61,329	JPY	6,061,529	BPS	$0	$(210)	$(210)
07/2013		63,795		6,069,136	UAG	0	(2,597)	(2,597)
07/2013		11	ZAR	97	BOA	0	(1)	(1)
08/2013	AUD	506	$	464	BRC	2	0	2
08/2013		1,467		1,372	DUB	33	0	33
08/2013		700		646	HUS	7	0	7

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	CNY	14,690	$	2,331	BPS	$0	$(41)	$(41)
08/2013		10,289		1,659	UAG	0	(3)	(3)
08/2013	$	480	AUD	505	BRC	0	(20)	(20)
08/2013		511		549	MSC	0	(10)	(10)
08/2013		401	BRL	874	BRC	0	(12)	(12)
08/2013		553		1,203	CBK	0	(18)	(18)
08/2013		2,488		5,056	UAG	0	(238)	(238)
08/2013		4	CNY	28	DUB	0	0	0
08/2013		3,977		24,951	UAG	52	0	52
08/2013		2,868	DKK	16,192	BRC	0	(41)	(41)
08/2013		1,842	SEK	11,979	HUS	0	(57)	(57)
09/2013	EUR	4,236	$	5,633	BRC	117	0	117
09/2013		965		1,278	CBK	22	0	22
09/2013		768		1,002	FBF	2	0	2
09/2013		424		552	MSC	0	(1)	(1)
09/2013	GBP	5,745		8,816	HUS	83	0	83
09/2013		7		11	JPM	0	0	0
09/2013	MXN	108,739		8,807	JPM	473	0	473
09/2013	$	8,139	CAD	8,305	CBK	0	(258)	(258)
09/2013		25,548	EUR	19,345	BOA	0	(359)	(359)
09/2013		1,010		770	BRC	0	(8)	(8)
09/2013		9,846		7,386	CBK	0	(229)	(229)
09/2013		664		498	FBF	0	(16)	(16)
09/2013		995		760	HUS	0	(5)	(5)
11/2013	CNY	323	$	51	UAG	0	(1)	(1)
11/2013	$	51	CNY	323	JPM	1	0	1
01/2015	CNY	9,648	$	1,515	GLM	0	(8)	(8)
01/2015	$	1,600	CNY	9,648	DUB	0	(77)	(77)
09/2015	CNY	27,062	$	4,228	FBF	0	(17)	(17)
09/2015		2,378		400	JPM	27	0	27
09/2015	$	4,600	CNY	29,440	RYL	18	0	18
04/2016	CNY	13,826	$	2,150	JPM	0	(12)	(12)
04/2016	$	500	CNY	2,965	DUB	0	(36)	(36)
04/2016		1,830		10,861	JPM	0	(131)	(131)

						$837	$(4,406)	$(3,569)

(h)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	7,100	$10	$(2)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		7,100	30	(102)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		8,100	10	(3)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		8,100	19	(73)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,900	6	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	2	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		6,300	26	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		6,200	108	(108)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,500	53	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		23,300	403	(403)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		11,500	40	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		4,600	12	(70)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		2,400	8	(1)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		2,400	17	(91)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	0

								$881	$(853)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2012	0	$182,200	EUR 17,100	$984
Sales	68	137,362	0	984
Closing Buys	0	(29,500)	0	(164)
Expirations	0	(186,662)	0	(894)
Exercised	0	0	0	0

Balance at 06/30/2013	68	$103,400	EUR 17,100	$910

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	0.653%	$	1,000	$(45)	$0	$(45)
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.097%		1,500	(14)	7	(21)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.405%		200	(10)	0	(10)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.284%		5,900	(43)	266	(309)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	1.668%		4,700	119	(3)	122
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.187%		1,000	9	0	9
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	1.271%	EUR	1,300	15	128	(113)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	1.271%		800	10	81	(71)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.149%	$	2,000	(5)	46	(51)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.132%		4,500	15	471	(456)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	0.873%		1,000	5	0	5
KB Home	DUB	(5.000%	)	03/20/2015	1.013%		1,200	(84)	(93)	9
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	1.691%		2,000	(1)	0	(1)
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	1.778%		1,000	(44)	0	(44)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.129%		1,000	(7)	0	(7)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.129%		1,000	(6)	0	(6)
Masco Corp.	FBF	(0.907%	)	12/20/2016	1.381%		200	3	0	3
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.603%		1,000	(26)	0	(26)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.606%		500	(14)	0	(14)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.348%		1,000	(28)	0	(28)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	5.207%		100	14	0	14
UBS AG	BOA	(2.280%	)	06/20/2018	1.056%		1,300	(77)	0	(77)
UBS AG	BRC	(2.250%	)	03/20/2014	0.300%	EUR	800	(16)	0	(16)
UBS AG	DUB	(1.000%	)	12/20/2017	0.958%	$	8,000	(17)	40	(57)
UST LLC	GST	(0.720%	)	03/20/2018	0.199%		1,000	(25)	0	(25)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.399%		100	(1)	0	(1)
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.638%	GBP	1,000	(186)	0	(186)

								$(459)	$943	$(1,402)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.310%	EUR	100	$2	$(15)	$17
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.311%	$	500	47	8	39
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		1,100	104	9	95
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.330%		200	21	3	18
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.311%		300	28	2	26
Brazil Government International Bond	BRC	1.000%	03/20/2023	2.236%		1,100	(108)	(59)	(49)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.400%		4,200	(44)	(41)	(3)
China Government International Bond	BRC	0.850%	12/20/2014	0.440%		1,600	10	0	10
China Government International Bond	JPM	0.820%	12/20/2014	0.440%		300	2	0	2
China Government International Bond	RYL	0.810%	12/20/2014	0.440%		2,400	14	0	14
China Government International Bond	RYL	0.815%	12/20/2014	0.440%		1,000	6	0	6
Citigroup, Inc.	BRC	1.000%	06/20/2018	1.228%		2,700	(28)	(4)	(24)
Dell, Inc.	GST	1.000%	12/20/2017	3.251%		700	(65)	(53)	(12)
Italy Government International Bond	BOA	1.000%	06/20/2017	2.135%	EUR	16,400	(902)	(3,164)	2,262
Italy Government International Bond	BRC	1.000%	06/20/2017	2.135%		5,000	(275)	(950)	675
Lloyds TSB Bank PLC	DUB	3.000%	09/20/2017	1.409%		600	51	6	45
Lloyds TSB Bank PLC	MYC	3.000%	09/20/2017	1.409%		2,000	171	18	153

							$(966)	$(4,240)	$3,274

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	14,400	$408	$2,810	$(2,402)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	$90	$0	$90
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA	BRL	44,900	(986)	0	(986)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		27,700	(593)	22	(615)
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	568	(82)	650
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	161	(30)	191
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	168	(23)	191
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	16	(2)	18
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	86	(12)	98

							$(490)	$(127)	$(363)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(i)	Securities with an aggregate market value of $5,729 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(2,312)	$2,435	$123
BPS	(251)	(250)	(501)
BRC	67	0	67
CBK	(351)	287	(64)
DUB	(6)	0	(6)
FBF	24	0	24
GLM	(112)	48	(64)
GST	45	(130)	(85)
HUS	(565)	482	(83)
JPM	309	(410)	(101)
MSC	(11)	(150)	(161)
MYC	86	(570)	(484)
RYL	(115)	302	187
UAG	(2,737)	2,175	(562)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$740	$740
Unrealized appreciation on foreign currency contracts	0	0	0	837	0	837
Unrealized appreciation on OTC swap agreements	0	3,524	0	0	1,238	4,762

	$0	$3,524	$0	$837	$1,978	$6,339

Liabilities:
Written options outstanding	$0	$0	$0	$0	$951	$951
Variation margin payable on financial derivative instruments (2)	0	275	0	0	70	345
Unrealized depreciation on foreign currency contracts	0	0	0	4,406	0	4,406
Unrealized depreciation on OTC swap agreements	0	4,054	0	0	1,601	5,655

	$0	$4,329	$0	$4,406	$2,622	$11,357

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(616)	$(616)
Net realized gain on futures contracts	0	0	0	0	508	508
Net realized gain on written options	0	0	0	40	517	557
Net realized gain (loss) on swaps	0	(9,397)	0	0	6,518	(2,879)
Net realized (loss) on foreign currency transactions	0	0	0	(20,650)	0	(20,650)

	$0	$(9,397)	$0	$(20,610)	$6,927	$(23,080)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$568	$568
Net change in unrealized appreciation on futures contracts	0	0	0	0	282	282
Net change in unrealized (depreciation) on written options	0	0	0	0	(866)	(866)
Net change in unrealized appreciation (depreciation) on swaps	0	3,958	0	0	(10,881)	(6,923)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,516	0	1,516

	$0	$3,958	$0	$1,516	$(10,897)	$(5,423)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $280 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(1,962) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,146	$0	$1,146
Brazil
Corporate Bonds & Notes	0	17,332	0	17,332
Sovereign Issues	0	4,921	0	4,921
Canada
Corporate Bonds & Notes	0	1,070	0	1,070
Cayman Islands
Asset-Backed Securities	0	6,652	0	6,652

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
France
Corporate Bonds & Notes	$0	$116	$0	$116
Germany
Corporate Bonds & Notes	0	4,902	0	4,902
Sovereign Issues	0	17,327	0	17,327
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	388	388
Italy
Asset-Backed Securities	0	136	0	136
Sovereign Issues	0	3,267	0	3,267

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Luxembourg
Corporate Bonds & Notes	$0	$345	$0	$345
Mexico
Corporate Bonds & Notes	0	3,221	0	3,221
Sovereign Issues	0	7,423	0	7,423
Netherlands
Corporate Bonds & Notes	0	11,087	0	11,087
Sovereign Issues	0	38,425	0	38,425
Norway
Corporate Bonds & Notes	0	5,119	0	5,119
Qatar
Corporate Bonds & Notes	0	2,173	0	2,173
Sovereign Issues	0	3,332	0	3,332
South Korea
Corporate Bonds & Notes	0	3,297	0	3,297
Sovereign Issues	0	1,268	0	1,268
Switzerland
Corporate Bonds & Notes	0	5,685	0	5,685
United Arab Emirates
Sovereign Issues	0	2,304	0	2,304
United Kingdom
Corporate Bonds & Notes	0	5,273	0	5,273
Sovereign Issues	0	47,429	0	47,429
United States
Asset-Backed Securities	0	28,627	0	28,627
Bank Loan Obligations	0	5,762	1,597	7,359
Corporate Bonds & Notes	0	71,700	2,120	73,820
Mortgage-Backed Securities	0	88,502	4,043	92,545
Municipal Bonds & Notes	0	15,071	0	15,071
Preferred Securities	86	0	410	496

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
U.S. Government Agencies	$0	$58,490	$0	$58,490
U.S. Treasury Obligations	0	61,271	0	61,271
Virgin Islands (British)
Corporate Bonds & Notes	0	109	0	109
Short-Term Instruments
Certificates of Deposit	0	7,271	0	7,271
Commercial Paper	0	2,797	0	2,797
Repurchase Agreements	0	855	0	855
U.S. Treasury Bills	0	2,483	0	2,483
	$86	$536,188	$8,558	$544,832

Short Sales, at value
U.S. Government Agencies	$0	$(41,276)	$0	$(41,276)

Financial Derivative Instruments - Assets
Credit Contracts	0	3,745	0	3,745
Foreign Exchange Contracts	0	837	0	837
Interest Rate Contracts	333	2,871	0	3,204
	$333	$7,453	$0	$7,786

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4,549)	0	(4,549)
Foreign Exchange Contracts	0	(4,406)	0	(4,406)
Interest Rate Contracts	(53)	(5,873)	0	(5,926)
	$(53)	$(14,828)	$0	$(14,881)

Totals	$366	$487,537	$8,558	$496,461

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$418	$0	$(12)	$0	$0	$(18)	$0	$0	$388	$(17)
Jersey, Channel Islands
Asset-Backed Securities	537	0	(543)	0	0	6	0	0	0	0
Norway
Corporate Bonds & Notes	103	0	(103)	0	(1)	1	0	0	0	0
United States
Bank Loan Obligations	0	0	0	0	0	0	1,597	0	1,597	0
Corporate Bonds & Notes	2,315	0	(158)	(5)	(2)	(30)	0	0	2,120	(7)
Mortgage-Backed Securities	4,300	0	(317)	2	21	37	0	0	4,043	35
Preferred Securities	426	0	0	0	0	(16)	0	0	410	(15)

Totals	$8,099	$0	$(1,133)	$(3)	$18	$(20)	$1,597	$0	$8,558	$(4)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Global Bond Portfolio (Unhedged) (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$388	Third Party Vendor	Broker Quote	100.00
United States
Bank Loan Obligations	1,597	Third Party Vendor	Broker Quote	101.75
Corporate Bonds & Notes	2,120	Third Party Vendor	Broker Quote	114.75-115.00
Mortgage-Backed Securities	4,043	Third Party Vendor	Broker Quote	87.88-95.00
Preferred Securities	410	Benchmark Pricing	Base Price	$ 7,183.47

Total	$8,558

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

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If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had $2,094,340 in unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities

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Notes to Financial Statements (Cont.)

(“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home

Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral,

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the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it

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Notes to Financial Statements (Cont.)

may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises.

The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such

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risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be

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Notes to Financial Statements (Cont.)

made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK

Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.50%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15%

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$848,617	$806,039	$122,972	$161,154

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	69	$936	148	$2,084
Administrative Class	3,327	44,015	7,454	105,565
Advisor Class	227	2,982	690	9,885
Issued as reinvestment of distributions
Institutional Class	4	49	36	494
Administrative Class	224	2,948	2,400	33,330
Advisor Class	18	234	209	2,901
Cost of shares redeemed
Institutional Class	(68)	(901)	(260)	(3,636)
Administrative Class	(4,017)	(52,868)	(8,036)	(114,581)
Advisor Class	(220)	(2,911)	(1,067)	(15,304)
Net (decrease) resulting from Portfolio share transactions	(436)	$(5,516)	1,574	$20,738

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 82% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$541,311	$16,369	$(12,848)	$3,521

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	GST	Goldman Sachs International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	USD	United States Dollar
CNY	Chinese Renminbi	JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CDX.IG	Credit Derivatives Index - Investment Grade	RPI	Retail Price Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT26SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Diversified Allocation Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Diversified Allocation Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Mutual Funds	84.5%
Short-Term Instruments	13.4%
Purchased Options	1.1%
U.S. Treasury Obligations	1.0%
‡ % of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Global Diversified Allocation Portfolio Administrative Class	2.36%	5.95%	3.17%
MSCI World Index±	8.43%	18.58%	11.77%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	4.00%	10.55%	7.20%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.49% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,023.60	$1,022.27
Expenses Paid During Period†	$2.56	$2.56
Net Annualized Expense Ratio††	0.51%	0.51%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Diversified Allocation Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index, by investing in a combination of Acquired Funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments, forwards and derivatives. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”).

»

The Portfolio adjusted its position in S&P 500 futures contracts throughout the reporting period in seeking to manage total portfolio volatility. Exposure to S&P 500 futures contributed positively to returns and also boosted relative performance, as the S&P 500 Index outperformed the MSCI World Index over the reporting period.

»	Put options on the S&P 500 Index, used for tail risk hedging purposes, detracted from performance as the S&P 500 Index rallied during the reporting period.

»	An allocation to emerging market equity funds detracted from performance as the MSCI Emerging Markets Index fell during the reporting period.

»

An allocation to the PIMCO EqS® Pathfinder Fund contributed positively to returns but detracted from relative performance as this Underlying PIMCO Fund posted positive performance but underperformed the MSCI World Index.

»	An allocation to the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund benefited both absolute and relative returns, as this Underlying PIMCO Fund outperformed the MSCI World Index.

»

An off-benchmark allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Broad U.S. TIPS Index ETF and the PIMCO Real Return Fund, detracted from performance as these Underlying PIMCO Funds underperformed the Barclays U.S. Aggregate Index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Diversified Allocation Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		04/30/2012-12/31/2012

Administrative Class
Net asset value beginning of year or period	$10.00		$10.00
Net investment income (a)	0.07		0.41
Net realized/unrealized gain (loss)	0.17		(0.28)
Total income from investment operations	0.24		0.13
Dividends from net investment income	(0.02)		(0.13)
Total distributions	(0.02)		(0.13)
Net asset value end of year or period	$10.22		$10.00
Total return	2.36%		1.33%
Net assets end of year or period (000s)	$193,940		$90,099
Ratio of expenses to average net assets	0.51	%*	0.55	%*
Ratio of expenses to average net assets excluding waivers	1.00	%*	1.17	%*
Ratio of expenses to average net assets excluding interest expense	0.51	%*	0.53	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.00	%*	1.15	%*
Ratio of net investment income to average net assets	1.34	%*	6.08	%*
Portfolio turnover rate	60	%**	0	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$4,356
Investments in Affiliates, at value	200,767
Repurchase agreements, at value	2,878
Cash	1
Deposits with counterparty	568
Receivable for Portfolio shares sold	578
Interest and dividends receivable	5
Dividends receivable from Affiliates	266
209,419

Liabilities:
Payable for investments in Affiliates purchased	$13,613
Variation margin payable on financial derivative instruments	262
Payable for Portfolio shares redeemed	14
Accrued supervisory and administrative fees	32
Accrued servicing fees	22
Reimbursement to PIMCO	3
13,946

Net Assets	$195,473

Net Assets Consist of:
Paid in capital	$195,287
Undistributed net investment income	823
Accumulated undistributed net realized gain	6,933
Net unrealized (depreciation)	(7,570)
$195,473

Net Assets:
Administrative Class	$193,940
Advisor Class	1,533

Shares Issued and Outstanding:
Administrative Class	18,971
Advisor Class	150

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$10.22
Advisor Class	10.22

Cost of Investments	$4,882
Cost of Investments in Affiliates	$207,085
Cost of Repurchase Agreements	$2,878

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$5
Dividends from Affiliate investments	1,353
Total Income	1,358

Expenses:
Investment advisory fees	325
Supervisory and administrative fees	296
Servicing fees - Administrative Class	108
Trustees’ fees	1
Miscellaneous expense	4
Total Expenses	734
Waiver and/or Reimbursement by PIMCO	(357)
Net Expenses	377

Net Investment Income	981

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,300)
Net realized gain on Affiliate investments	1,051
Net realized gain on futures contracts	6,995
Net change in unrealized (depreciation) on investments	(549)
Net change in unrealized (depreciation) on Affiliate investments	(6,091)
Net change in unrealized (depreciation) on futures contracts	(652)
Net (Loss)	(546)

Net Increase in Net Assets Resulting from Operations	$435

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Period from April 30, 2012 to December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$981	$1,285
Net realized gain	5,695	111
Net realized gain on Affiliate investments	1,051	0
Net capital gain distributions received from Affiliate investments	0	76
Net change in unrealized (depreciation)	(1,201)	(51)
Net change in unrealized (depreciation) on Affiliate investments	(6,091)	(227)
Net increase resulting from operations	435	1,194

Distributions to Shareholders:
From net investment income
Administrative Class	(296)	(1,143)
Advisor Class	(4)	0

Total Distributions	(300)	(1,143)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	105,239	90,048

Total Increase in Net Assets	105,374	90,099

Net Assets:
Beginning of period	90,099	0
End of period*	$195,473	$90,099

*Including undistributed net investment income of:	$823	$142

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Diversified Allocation Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
0.250% due 11/30/2013 (e)	$170	$170
0.250% due 03/31/2014 (e)	780	781
1.000% due 01/15/2014 (e)	490	493
1.250% due 02/15/2014 (e)	350	352
1.250% due 03/15/2014 (e)	189	191

Total U.S. Treasury Obligations (Cost $1,986)		1,987

	SHARES
MUTUAL FUNDS (a)(b) 89.9%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	446,814	3,959
PIMCO Emerging Markets Full Spectrum Bond Fund	638,551	5,862
PIMCO EqS® Dividend Fund	1,158,455	13,751
PIMCO EqS® Emerging Markets Fund	711,646	5,878
PIMCO EqS Pathfinder Fund®	898,226	9,719
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	557,338	5,858

	SHARES	MARKET VALUE (000S)
PIMCO Fundamental IndexPLUS® AR Fund	1,488,022	$9,717
PIMCO Global Advantage® Strategy Bond Fund	708,444	7,800
PIMCO Income Fund	801,395	9,785
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	529,256	5,832
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,336,174	9,781
PIMCO Investment Grade Corporate Bond Fund	925,289	9,771
PIMCO Real Return Fund	871,456	9,760
PIMCO Short-Term Fund	2,979,255	29,256
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	748,052	9,717
PIMCO Total Return Fund IV	2,786,717	29,260

Total Mutual Funds (Cost $182,024)		175,706

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 14.3%

REPURCHASE AGREEMENTS (c) 1.5%
		$2,878

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 12.8%
PIMCO Short-Term Floating NAV Portfolio	2,504,566	25,061

Total Short-Term Instruments (Cost $27,939)		27,939

PURCHASED OPTIONS (d) 1.2%
(Cost $2,896)		2,369

Total Investments 106.4% (Cost $214,845)		$208,001

Other Assets and Liabilities (Net) (6.4%)		(12,528)

Net Assets 100.0%		$195,473

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(2,501)	$2,400	$2,400
SSB	0.010%	06/28/2013	07/01/2013	478	Fannie Mae 2.200% due 10/17/2022	(489)	478	478

						$(2,990)	$2,878	$2,878

(1)	Includes accrued interest.

Collateral (Received) for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$2,400	$(2,501)	$(101)
SSB	478	(489)	(11)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(d)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,325.000	06/21/2014	$561	$2,896	$2,369

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index September Futures	Long	09/2013	718	$(725)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Securities with an aggregate market value of $1,986 and cash of $568 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOE		$2,369

Counterparty	Total Unrealized (Depreciation)	Variation Margin (Payable) (1)
Futures
FOB	$(725)	$(262)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$2,369	$0	$0	$2,369

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$262	$0	$0	$262

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(1,301)	$0	$0	$(1,301)
Net realized gain on futures contracts	0	0	6,995	0	0	6,995

	$0	$0	$5,694	$0	$0	$5,694

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(549)	$0	$0	$(549)
Net change in unrealized (depreciation) on futures contracts	0	0	(652)	0	0	(652)

	$0	$0	$(1,201)	$0	$0	$(1,201)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(725) as reported in the Notes to Schedule of Investments.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
U.S. Treasury Obligations	$0	$1,987	$0	$1,987
Mutual Funds	175,706	0	0	175,706
Short-Term Instruments
Repurchase Agreements	0	2,878	0	2,878
Central Funds Used for Cash Management Purposes	25,061	0	0	25,061
Purchased Options

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$2,369	$0	$2,369
	$200,767	$7,234	$0	$208,001

Financial Derivative Instruments - Liabilities
Equity Contracts	(725)	0	0	(725)

Totals	$200,042	$7,234	$0	$207,276

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing in a combination of acquired funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Act, equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (except commodity-related Underlying PIMCO Funds). The Portfolio may invest up to 10% of its total assets in commodity-related investments (including investment in commodity-related Underlying PIMCO Funds).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to

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that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes),

including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

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Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy   Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of

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the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) U.S. Government Agencies or Government-Sponsored Enterprises   The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency

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Notes to Financial Statements (Cont.)

Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

7. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of

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potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase

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Notes to Financial Statements (Cont.)

once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Underlying PIMCO Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of

PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2014, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $28,740.

(f) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the

Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $357,356.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$8,723	$6,284	$(15,111)	$95	$9	$0	$0	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	4,460	0	0	(501)	3,959	0	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0	6,377	0	0	(515)	5,862	33	0
PIMCO EqS Pathfinder Fund®	22,179	16,232	(30,359)	1,104	563	9,719	0	0
PIMCO EqS® Dividend Fund	0	13,999	0	0	(248)	13,751	98	0
PIMCO EqS® Emerging Markets Fund	4,454	4,293	(2,455)	(38)	(376)	5,878	0	0
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	0	6,078	0	0	(220)	5,858	20	0
PIMCO Fundamental IndexPLUS® AR Fund	0	10,033	0	0	(316)	9,717	206	0
PIMCO Global Advantage® Strategy Bond Fund	8,781	7,888	(8,548)	43	(364)	7,800	115	0
PIMCO Income Fund	0	10,170	0	0	(385)	9,785	78	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	6,344	0	0	(512)	5,832	35	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	0	10,415	0	0	(634)	9,781	148	0
PIMCO Investment Grade Corporate Bond Fund	0	10,396	0	0	(625)	9,771	55	0
PIMCO Real Return Fund	0	10,617	0	0	(857)	9,760	17	0
PIMCO Short-Term Floating NAV Portfolio	21,817	47,642	(44,400)	(26)	28	25,061	42	0
PIMCO Short-Term Fund	0	29,482	0	0	(226)	29,256	45	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	9,907	0	0	(190)	9,717	247	0
PIMCO Total Return Fund IV	17,555	18,096	(5,542)	(127)	(722)	29,260	214	0
Totals	$83,509	$228,713	$(106,415)	$1,051	$(6,091)	$200,767	$1,353	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,231	$3,241	$181,071	$62,015

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Period from 04/30/2012 to 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	11,042	$114,974	9,555	$95,465
Advisor Class	159	1,677	0	0
Issued as reinvestment of distributions
Administrative Class	29	296	115	1,143
Advisor Class	0	4	0	0
Cost of shares redeemed
Administrative Class	(1,114)	(11,616)	(656)	(6,560)
Advisor Class	(9)	(96)	0	0
Net increase resulting from Portfolio share transactions	10,107	$105,239	9,014	$90,048

As of June 30, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 97% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$214,909	$471	$(7,379)	$(6,908)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT28SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Diversified Allocation Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Diversified Allocation Portfolio

Allocation Breakdown‡

Mutual Funds	84.5%
Short-Term Instruments	13.4%
Purchased Options	1.1%
U.S. Treasury Obligations	1.0%
‡	% of Total Investments as of 06/30/13

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2013
Class Inception (04/30/2013)
PIMCO Global Diversified Allocation Portfolio Advisor Class	-3.64%
MSCI World Index±	-2.43%
60% MSCI World Index/40% Barclays U.S. Aggregate Index±±	-2.77%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.59% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± 60% MSCI World Index/40% Barclays U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index. The Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)(a)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$963.60	$1,021.77
Expenses Paid During Period†	$1.00	$3.06
Net Annualized Expense Ratio††	0.61%	0.61%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/13 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the inception date of 4/30/13). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

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The PIMCO Global Diversified Allocation Portfolio seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index, by investing in a combination of Acquired Funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), equity securities, Fixed Income Instruments, forwards and derivatives. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”).

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The Portfolio adjusted its position in S&P 500 futures contracts throughout the reporting period in seeking to manage total portfolio volatility. Exposure to S&P 500 futures contributed positively to returns and also boosted relative performance, as the S&P 500 Index outperformed the MSCI World Index over the reporting period.

»	Put options on the S&P 500 Index, used for tail risk hedging purposes, detracted from performance as the S&P 500 Index rallied during the reporting period.

»	An allocation to emerging market equity funds detracted from performance as the MSCI Emerging Markets Index fell during the reporting period.

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An allocation to the PIMCO EqS® Pathfinder Fund contributed positively to returns but detracted from relative performance as this Underlying PIMCO Fund posted positive performance but underperformed the MSCI World Index.

»	An allocation to the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund benefited both absolute and relative returns, as this Underlying PIMCO Fund outperformed the MSCI World Index.

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An off-benchmark allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”), through the PIMCO Broad U.S. TIPS Index ETF and the PIMCO Real Return Fund, detracted from performance as these Underlying PIMCO Funds underperformed the Barclays U.S. Aggregate Index over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Diversified Allocation Portfolio

Selected Per Share Data for the Period Ended:	04/30/2013-06/30/2013+

Advisor Class
Net asset value beginning of period	$10.64
Net investment income (a)	0.09
Net realized/unrealized gain (loss)	(0.48)
Total income (loss) from investment operations	(0.39)
Dividends from net investment income	(0.03)
Total distributions	(0.03)
Net asset value end of period	$10.22
Total return	(3.64)%
Net assets end of period (000s)	$1,533
Ratio of expenses to average net assets	0.61	%*
Ratio of expenses to average net assets excluding waivers	1.10	%*
Ratio of expenses to average net assets excluding interest expense	0.61	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.10	%*
Ratio of net investment income to average net assets	5.41	%*
Portfolio turnover rate	60	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$4,356
Investments in Affiliates, at value	200,767
Repurchase agreements, at value	2,878
Cash	1
Deposits with counterparty	568
Receivable for Portfolio shares sold	578
Interest and dividends receivable	5
Dividends receivable from Affiliates	266
209,419

Liabilities:
Payable for investments in Affiliates purchased	$13,613
Variation margin payable on financial derivative instruments	262
Payable for Portfolio shares redeemed	14
Accrued supervisory and administrative fees	32
Accrued servicing fees	22
Reimbursement to PIMCO	3
13,946

Net Assets	$195,473

Net Assets Consist of:
Paid in capital	$195,287
Undistributed net investment income	823
Accumulated undistributed net realized gain	6,933
Net unrealized (depreciation)	(7,570)
$195,473

Net Assets:
Administrative Class	$193,940
Advisor Class	1,533

Shares Issued and Outstanding:
Administrative Class	18,971
Advisor Class	150

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$10.22
Advisor Class	10.22

Cost of Investments	$4,882
Cost of Investments in Affiliates	$207,085
Cost of Repurchase Agreements	$2,878

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Global Diversified Allocation Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$5
Dividends from Affiliate investments	1,353
Total Income	1,358

Expenses:
Investment advisory fees	325
Supervisory and administrative fees	296
Servicing fees - Administrative Class	108
Trustees’ fees	1
Miscellaneous expense	4
Total Expenses	734
Waiver and/or Reimbursement by PIMCO	(357)
Net Expenses	377

Net Investment Income	981

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(1,300)
Net realized gain on Affiliate investments	1,051
Net realized gain on futures contracts	6,995
Net change in unrealized (depreciation) on investments	(549)
Net change in unrealized (depreciation) on Affiliate investments	(6,091)
Net change in unrealized (depreciation) on futures contracts	(652)
Net (Loss)	(546)

Net Increase in Net Assets Resulting from Operations	$435

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Period from April 30, 2012 to December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$981	$1,285
Net realized gain	5,695	111
Net realized gain on Affiliate investments	1,051	0
Net capital gain distributions received from Affiliate investments	0	76
Net change in unrealized (depreciation)	(1,201)	(51)
Net change in unrealized (depreciation) on Affiliate investments	(6,091)	(227)
Net increase resulting from operations	435	1,194

Distributions to Shareholders:
From net investment income
Administrative Class	(296)	(1,143)
Advisor Class	(4)	0

Total Distributions	(300)	(1,143)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	105,239	90,048

Total Increase in Net Assets	105,374	90,099

Net Assets:
Beginning of period	90,099	0
End of period*	$195,473	$90,099

*Including undistributed net investment income of:	$823	$142

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Global Diversified Allocation Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes
0.250% due 11/30/2013 (e)	$170	$170
0.250% due 03/31/2014 (e)	780	781
1.000% due 01/15/2014 (e)	490	493
1.250% due 02/15/2014 (e)	350	352
1.250% due 03/15/2014 (e)	189	191

Total U.S. Treasury Obligations (Cost $1,986)		1,987

	SHARES
MUTUAL FUNDS (a)(b) 89.9%
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	446,814	3,959
PIMCO Emerging Markets Full Spectrum Bond Fund	638,551	5,862
PIMCO EqS® Dividend Fund	1,158,455	13,751
PIMCO EqS® Emerging Markets Fund	711,646	5,878
PIMCO EqS Pathfinder Fund®	898,226	9,719
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	557,338	5,858

	SHARES	MARKET VALUE (000S)
PIMCO Fundamental IndexPLUS® AR Fund	1,488,022	$9,717
PIMCO Global Advantage® Strategy Bond Fund	708,444	7,800
PIMCO Income Fund	801,395	9,785
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	529,256	5,832
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,336,174	9,781
PIMCO Investment Grade Corporate Bond Fund	925,289	9,771
PIMCO Real Return Fund	871,456	9,760
PIMCO Short-Term Fund	2,979,255	29,256
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	748,052	9,717
PIMCO Total Return Fund IV	2,786,717	29,260

Total Mutual Funds (Cost $182,024)		175,706

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 14.3%

REPURCHASE AGREEMENTS (c) 1.5%
		$2,878

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 12.8%
PIMCO Short-Term Floating NAV Portfolio	2,504,566	25,061

Total Short-Term Instruments (Cost $27,939)		27,939

PURCHASED OPTIONS (d) 1.2%
(Cost $2,896)		2,369

Total Investments 106.4% (Cost $214,845)		$208,001

Other Assets and Liabilities (Net) (6.4%)		(12,528)

Net Assets 100.0%		$195,473

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.
(b)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(2,501)	$2,400	$2,400
SSB	0.010%	06/28/2013	07/01/2013	478	Fannie Mae 2.200% due 10/17/2022	(489)	478	478

						$(2,990)	$2,878	$2,878

(1)	Includes accrued interest.

Collateral (Received) for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$2,400	$(2,501)	$(101)
SSB	478	(489)	(11)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(d)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,325.000	06/21/2014	$561	$2,896	$2,369

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index September Futures	Long	09/2013	718	$(725)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Securities with an aggregate market value of $1,986 and cash of $568 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOE		$2,369

Counterparty	Total Unrealized (Depreciation)	Variation Margin (Payable) (1)
Futures
FOB	$(725)	$(262)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$2,369	$0	$0	$2,369

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$262	$0	$0	$262

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(1,301)	$0	$0	$(1,301)
Net realized gain on futures contracts	0	0	6,995	0	0	6,995

	$0	$0	$5,694	$0	$0	$5,694

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$0	$(549)	$0	$0	$(549)
Net change in unrealized (depreciation) on futures contracts	0	0	(652)	0	0	(652)

	$0	$0	$(1,201)	$0	$0	$(1,201)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(725) as reported in the Notes to Schedule of Investments.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
U.S. Treasury Obligations	$0	$1,987	$0	$1,987
Mutual Funds	175,706	0	0	175,706
Short-Term Instruments
Repurchase Agreements	0	2,878	0	2,878
Central Funds Used for Cash Management Purposes	25,061	0	0	25,061
Purchased Options

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$2,369	$0	$2,369
	$200,767	$7,234	$0	$208,001

Financial Derivative Instruments - Liabilities
Equity Contracts	(725)	0	0	(725)

Totals	$200,042	$7,234	$0	$207,276

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing in a combination of acquired funds and/or direct investments and utilizing hedging techniques to manage downside risks and total portfolio volatility. The Portfolio will invest under normal circumstances in a combination of affiliated funds registered under the Act, equity securities, fixed income instruments, forwards and derivatives. “Fixed income instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the Underlying PIMCO Funds (except commodity-related Underlying PIMCO Funds). The Portfolio may invest up to 10% of its total assets in commodity-related investments (including investment in commodity-related Underlying PIMCO Funds).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes),

including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

SEMIANNUAL REPORT	JUNE 30, 2013	15

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy   Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of

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the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) U.S. Government Agencies or Government-Sponsored Enterprises   The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the

Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency

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Notes to Financial Statements (Cont.)

Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

7. PRINCIPAL RISKS

Because the Portfolio invests substantially all of its assets in Underlying PIMCO Funds, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds. The ability of the Portfolio to achieve its investment objectives will depend upon the ability of the Underlying PIMCO Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying PIMCO Fund will be achieved. The Portfolio’s net asset value will fluctuate in response to changes in the respective net asset values of the Underlying PIMCO Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying PIMCO Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying PIMCO Fund, which will vary.

Investing in the Underlying PIMCO Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying PIMCO Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Underlying PIMCO Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying PIMCO Fund that performs poorly or underperforms other Underlying PIMCO Funds under various market conditions.

In the normal course of business the Underlying PIMCO Funds trade financial instruments, and enter into financial transactions where risk of

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potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Funds may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Underlying PIMCO Funds’ investments in financial derivatives and other financial instruments expose the Underlying PIMCO Funds to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Underlying PIMCO Funds is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Underlying PIMCO Funds invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying PIMCO Funds, or, in the case of hedging positions, that the Underlying PIMCO Funds’ base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Underlying PIMCO Funds’ investment in foreign currency denominated securities may reduce the returns of the Underlying PIMCO Funds.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Underlying PIMCO Funds’ investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Underlying PIMCO Funds will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Underlying PIMCO Funds minimize concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Underlying PIMCO Funds could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Underlying PIMCO Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Underlying PIMCO Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Underlying PIMCO Funds to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Underlying PIMCO Funds by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Underlying PIMCO Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Underlying PIMCO Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Underlying PIMCO Funds. The Underlying PIMCO Funds may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Underlying PIMCO Funds subsequently decreases, the Underlying PIMCO Funds would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Underlying PIMCO Funds have received payment. Payment is made on a purchase

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Underlying PIMCO Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

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Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.45%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.40%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of

PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2014, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $28,740.

(f) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMCO

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Notes to Financial Statements (Cont.)

Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the

Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $357,356.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio invests substantially all of its assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$8,723	$6,284	$(15,111)	$95	$9	$0	$0	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	4,460	0	0	(501)	3,959	0	0
PIMCO Emerging Markets Full Spectrum Bond Fund	0	6,377	0	0	(515)	5,862	33	0
PIMCO EqS Pathfinder Fund®	22,179	16,232	(30,359)	1,104	563	9,719	0	0
PIMCO EqS® Dividend Fund	0	13,999	0	0	(248)	13,751	98	0
PIMCO EqS® Emerging Markets Fund	4,454	4,293	(2,455)	(38)	(376)	5,878	0	0
PIMCO Foreign Bond Fund U.S. Dollar-Hedged	0	6,078	0	0	(220)	5,858	20	0
PIMCO Fundamental IndexPLUS® AR Fund	0	10,033	0	0	(316)	9,717	206	0
PIMCO Global Advantage® Strategy Bond Fund	8,781	7,888	(8,548)	43	(364)	7,800	115	0
PIMCO Income Fund	0	10,170	0	0	(385)	9,785	78	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	0	6,344	0	0	(512)	5,832	35	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	0	10,415	0	0	(634)	9,781	148	0
PIMCO Investment Grade Corporate Bond Fund	0	10,396	0	0	(625)	9,771	55	0
PIMCO Real Return Fund	0	10,617	0	0	(857)	9,760	17	0
PIMCO Short-Term Floating NAV Portfolio	21,817	47,642	(44,400)	(26)	28	25,061	42	0
PIMCO Short-Term Fund	0	29,482	0	0	(226)	29,256	45	0
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	0	9,907	0	0	(190)	9,717	247	0
PIMCO Total Return Fund IV	17,555	18,096	(5,542)	(127)	(722)	29,260	214	0
Totals	$83,509	$228,713	$(106,415)	$1,051	$(6,091)	$200,767	$1,353	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

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gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$5,231	$3,241	$181,071	$62,015

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Period from 04/30/2012 to 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	11,042	$114,974	9,555	$95,465
Advisor Class	159	1,677	0	0
Issued as reinvestment of distributions
Administrative Class	29	296	115	1,143
Advisor Class	0	4	0	0
Cost of shares redeemed
Administrative Class	(1,114)	(11,616)	(656)	(6,560)
Advisor Class	(9)	(96)	0	0
Net increase resulting from Portfolio share transactions	10,107	$105,239	9,014	$90,048

As of June 30, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 97% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$214,909	$471	$(7,379)	$(6,908)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	23

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT29SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Multi-Asset Managed Volatility Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The

Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Multi-Asset Managed Volatility Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Mutual Funds	43.7%
U.S. Treasury Obligations	25.0%
Exchange-Traded Funds	16.2%
Short-Term Instruments	8.8%
Sovereign Issues	4.7%
Other	1.6%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/27/2012)
PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class	-6.59%	-0.78%	-2.95%
MSCI World Index±	8.43%	18.58%	11.36%
1 Month LIBOR +5%±±	2.57%	5.21%	5.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.73% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± The 1 Month LIBOR +5% benchmark is created by adding 5% to the annual return of 1 Month LIBOR. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$934.10	$1,020.83
Expenses Paid During Period†	$3.84	$4.01
Net Annualized Expense Ratio††	0.80%	0.80%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Volatility Portfolio seeks maximum long-term absolute return with explicit management of portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage downside risks and total portfolio volatility. PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds and/or direct investments to implement the three steps within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»	Holdings of developed markets equities benefited performance as the MSCI World Index gained 8.43% during the reporting period.

»	An allocation to emerging markets equities detracted from performance as the MSCI Emerging Markets Index declined 9.57% during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) positioning detracted from performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets rose.

»	Exposure to emerging market bonds, primarily through long exposure to interest rates in Brazil, detracted from performance as interest rates in Brazil rose.

»	Holdings of inflation-linked bonds, focused on U.S. Treasury Inflation-Protected Securities (“TIPS”), detracted from performance as U.S. TIPS posted negative performance during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), modestly detracted from performance as the S&P 500 Index gained 13.82% during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Volatility Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		04/27/2012-12/31/2012

Administrative Class
Net asset value beginning of year or period	$10.17		$10.00
Net investment income (a)	0.10		0.24
Net realized/unrealized gain (loss)	(0.77)		0.09
Total income (loss) from investment operations	(0.67)		0.33
Dividends from net investment income	(0.03)		(0.16)
Total distributions	(0.03)		(0.16)
Net asset value end of year or period	$9.47		$10.17
Total return	(6.59)%		3.35%
Net assets end of year or period (000s)	$60,507		$36,008
Ratio of expenses to average net assets	0.80	%*	0.77	%*
Ratio of expenses to average net assets excluding waivers	1.23	%*	1.73	%*
Ratio of expenses to average net assets excluding interest expense	0.80	%*	0.77	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.23	%*	1.73	%*
Ratio of net investment income to average net assets	2.02	%*	3.48	%*
Portfolio turnover rate	50	%**	76	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$31,972
Investments in Affiliates, at value	33,742
Repurchase agreements, at value	940
Cash	90
Deposits with counterparty	378
Foreign currency, at value	292
Receivable for investments sold	1,069
OTC swap premiums paid	71
Variation margin receivable on financial derivative instruments	160
Unrealized appreciation on foreign currency contracts	773
Unrealized appreciation on OTC swap agreements	22
Receivable for Portfolio shares sold	5
Interest and dividends receivable	218
Dividends receivable from Affiliates	86
Other assets	1
69,819

Liabilities:
Payable for investments purchased	$199
Payable for investments in Affiliates purchased	836
Payable for sale-buyback transactions	7,267
Written options outstanding	139
OTC swap premiums received	55
Variation margin payable on financial derivative instruments	12
Unrealized depreciation on foreign currency contracts	240
Unrealized depreciation on OTC swap agreements	511
Payable for Portfolio shares redeemed	5
Accrued investment advisory fees	29
Accrued supervisory and administrative fees	3
Accrued servicing fees	7
9,303

Net Assets	$60,516

Net Assets Consist of:
Paid in capital	$64,068
Undistributed net investment income	329
Accumulated undistributed net realized gain	215
Net unrealized (depreciation)	(4,096)
$60,516

Net Assets:
Administrative Class	$60,507
Advisor Class	9

Shares Issued and Outstanding:
Administrative Class	6,390
Advisor Class	1

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.47
Advisor Class	9.47

Cost of Investments	$34,811
Cost of Investments in Affiliates	$34,195
Cost of Repurchase Agreements	$940
Cost of Foreign Currency Held	$296
Premiums Received on Written Options	$54

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$142
Dividends	180
Dividends from Affiliate investments	354
Total Income	676

Expenses:
Investment advisory fees	244
Supervisory and administrative fees	14
Servicing fees - Administrative Class	36
Interest expense	1
Miscellaneous expense	1
Total Expenses	296
Waiver and/or Reimbursement by PIMCO	(104)
Net Expenses	192

Net Investment Income	484

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(118)
Net realized gain on Affiliate investments	169
Net realized gain on futures contracts	14
Net realized gain on written options	87
Net realized gain on swaps	53
Net realized (loss) on foreign currency transactions	(197)
Net change in unrealized (depreciation) on investments	(3,207)
Net change in unrealized (depreciation) on Affiliate investments	(658)
Net change in unrealized appreciation on futures contracts	282
Net change in unrealized (depreciation) on written options	(111)
Net change in unrealized (depreciation) on swaps	(1,590)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	581
Net (Loss)	(4,695)

Net (Decrease) in Net Assets Resulting from Operations	$(4,211)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Managed Volatility Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Period from April 27, 2012 to December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$484	$444
Net realized gain (loss)	(161)	167
Net realized gain on Affiliate investments	169	18
Net capital gain distributions received from Affiliate investments	0	161
Net change in unrealized appreciation (depreciation)	(4,045)	402
Net change in unrealized appreciation (depreciation) on Affiliate investments	(658)	205
Net increase (decrease) resulting from operations	(4,211)	1,397

Distributions to Shareholders:
From net investment income
Administrative Class	(175)	(563)

Total Distributions	(175)	(563)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	28,894	35,174

Total Increase in Net Assets	24,508	36,008

Net Assets:
Beginning of period	36,008	0
End of period*	$60,516	$36,008

*Including undistributed net investment income of:	$329	$20

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
Dell, Inc.
5.000% due 11/06/2013	$200	$200
H.J. Heinz Co.
3.500% due 06/05/2020	200	200

Total Bank Loan Obligations (Cost $398)		400

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%
Springleaf Finance Corp.
5.400% due 12/01/2015	6	6

Total Corporate Bonds & Notes (Cost $6)		6

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	35	45

Total Municipal Bonds & Notes (Cost $49)		45

U.S. TREASURY OBLIGATIONS 27.5%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	344	289
0.750% due 02/15/2042 (j)	1,464	1,289
2.125% due 02/15/2040 (j)	83	101
2.125% due 02/15/2041 (j)	144	176
U.S. Treasury Notes
2.000% due 02/15/2023 (g)	15,400	14,811

Total U.S. Treasury Obligations (Cost $17,880)		16,666

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Large Loan Trust
2.493% due 11/15/2015	179	179

Total Mortgage-Backed Securities (Cost $180)		179

ASSET-BACKED SECURITIES 0.3%
Countrywide Asset-Backed Certificates
0.293% due 08/25/2037	59	58
Lehman XS Trust
0.593% due 10/25/2035	123	117

Total Asset-Backed Securities (Cost $163)		175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.1%
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2042	CLP	91,411	$190
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	8,000	2,497
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		100	111
6.000% due 08/15/2040		100	113
6.000% due 08/15/2050		147	167
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	45	35

Total Sovereign Issues (Cost $3,445)			3,113

		SHARES
MUTUAL FUNDS (d)(e) 48.1%
PIMCO Emerging Local Bond Fund		235,347	2,302
PIMCO Emerging Markets Corporate Bond Fund		102,052	1,157
PIMCO EqS® Dividend Fund		309,443	3,673
PIMCO EqS® Emerging Markets Fund		344,531	2,846
PIMCO EqS Pathfinder Fund®		350,629	3,794
PIMCO Income Fund		520,963	6,361
PIMCO Investment Grade Corporate Bond Fund		107,251	1,132
PIMCO Real Return Fund		72,855	816
PIMCO RealEstateRealReturn Strategy Fund		18,707	82
PIMCO StocksPLUS® Fund		95,367	886
PIMCO Total Return Fund		77,224	831
PIMCO Unconstrained Bond Fund		464,857	5,248

Total Mutual Funds (Cost $29,582)			29,128

COMMON STOCKS 0.4%

FINANCIALS 0.4%
CIT Group, Inc. (a)		5,050	236

Total Common Stocks (Cost $221)			236

EXCHANGE-TRADED FUNDS 17.8%
iShares FTSE China 25 Index Fund		81,329	2,645
iShares Nasdaq Biotechnology Index Fund		4,513	785
SPDR Gold Trust		8,808	1,049

	SHARES	MARKET VALUE (000S)
Vanguard FTSE Emerging Markets ETF	163,018	$6,322

Total Exchange-Traded Funds (Cost $12,059)		10,801

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	31	0

Total Exchange-Traded Notes (Cost $2)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.7%

REPURCHASE AGREEMENTS (f) 1.6%
		940

U.S. TREASURY BILLS 0.5%
0.102% due 02/06/2014 - 05/29/2014 (b)	$300	300

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 7.6%
PIMCO Short-Term Floating NAV Portfolio	461,084	4,614

Total Short-Term Instruments (Cost $5,854)		5,854

PURCHASED OPTIONS (h)(k) 0.1%
(Cost $107)		51

Total Investments 110.1% (Cost $69,946)		$66,654

Written Options (i)(l) (0.2%) (Premiums $54)		(139)

Other Assets and Liabilities (Net) (9.9%)		(5,999)

Net Assets 100.0%		$60,516

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Institutional Class Shares of each Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BPG	0.200%	06/28/2013	07/01/2013	$100	Fannie Mae 3.500% due 05/01/2043	$(104)	$100	$100
JPS	0.200%	06/28/2013	07/01/2013	100	U.S. Treasury Notes 1.500% due 07/31/2016	(102)	100	100
SSB	0.010%	06/28/2013	07/01/2013	740	Fannie Mae 2.200% due 10/17/2022	(758)	740	740

						$(964)	$940	$940

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.070%	06/20/2013	07/03/2013	$7,266	$(7,267)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $7,627 at a weighted average interest rate of (0.006%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

Collateral	(Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $7,117 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
	PIMCO Global Multi-Asset Managed Volatility Portfolio			PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BPG	$0	$0	$0	$100	$(104)	$(4)
JPS	0	0	0	100	(102)	(2)
SSB	592	(605)	(13)	148	(153)	(5)

Master Securities Forward Transactions Agreement
BPG	(7,267)	7,117	(150)	0	0	0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$130.000	08/23/2013	164	$1	$1

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares Russell 2000 Index Fund	$60.000	12/31/2013	390	$24	$8

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	6	$19	$5
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	90	57	30

				$76	$35

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(i)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$ 129.000	08/23/2013	4	$3	$(11)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	4	1	0

				$4	$(11)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	6	$10
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	14
E-mini S&P 500 Index September Futures	Long	09/2013	15	(2)
Euro-OAT France Government Bond September Futures	Short	09/2013	7	22
IBEX 35 Index July Futures	Long	07/2013	5	(25)
OMX Stockholm 30 Index July Futures	Long	07/2013	44	(22)
Russell 2000 Mini Index September Futures	Short	09/2013	35	39
U.S. Treasury 5-Year Note September Futures	Short	09/2013	154	236
United Kingdom Government 10-Year Gilt September Futures	Long	09/2013	5	(38)

				$234

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR 190	$ (9)	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		$15,700	$(629)	$(607)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		2,700	240	210
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	2,900	(34)	(49)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		6,600	(9)	(45)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		1,500	(88)	(78)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		900	(35)	(40)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		1,000	(22)	(22)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		380	(8)	(8)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		6,800	(228)	(287)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		5,500	(81)	(112)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	1,000	(40)	(54)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	430,000	13	110

						$(921)	$(982)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(j)	Securities with an aggregate market value of $1,407 and cash of $378 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
Exchange-Traded Options
CBOE	$43	$0
CBOT	(10)	0

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
BCY	$24	$0	$0	$0
FOB	(6)	(2)	0	0
MSC	(20)	(1)	0	0
UBS	236	(3)	0	0

Centrally Cleared Swaps
BCY	(235)	(4)	0	0
FOB	(744)	135	0	0
UBS	(3)	23	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	359	$	329	BRC	$1	$0	$1
07/2013		520		510	CBK	35	0	35
07/2013		267		247	DUB	3	0	3
07/2013		213		204	GLM	10	0	10
07/2013		913		858	HUS	24	0	24
07/2013	HKD	36,311		4,680	HUS	0	(2)	(2)
07/2013		2,585		333	MSC	0	0	0
07/2013		2,964		382	UAG	0	0	0
07/2013	IDR	888,570		90	CBK	1	0	1
07/2013	ILS	174		48	HUS	0	0	0
07/2013	INR	7,304		133	FBF	11	0	11
07/2013		4,533		81	JPM	5	0	5
07/2013		26,546		479	UAG	34	0	34
07/2013	JPY	16,100		164	JPM	2	0	2
07/2013		318,321		3,184	RYL	4	(30)	(26)
07/2013	KRW	788,283		709	UAG	19	0	19
07/2013	MYR	2,963		923	JPM	0	(12)	(12)
07/2013	NZD	50		41	UAG	2	0	2
07/2013	PHP	2,552		63	JPM	4	0	4
07/2013	SGD	65		51	CBK	1	0	1
07/2013	THB	3,088		105	HUS	6	0	6
07/2013		7,761		260	UAG	10	0	10
07/2013	TWD	9,586		320	CBK	0	0	0
07/2013		18,891		634	HUS	4	0	4
07/2013		4,119		138	UAG	1	0	1
07/2013	$	80	AUD	84	BRC	0	(3)	(3)
07/2013		227		239	CBK	0	(9)	(9)
07/2013		96		99	DUB	0	(6)	(6)
07/2013		412		434	HUS	0	(16)	(16)
07/2013		337		362	MSC	0	(7)	(7)
07/2013		5,398	HKD	41,860	BRC	0	0	0
07/2013		85	IDR	888,570	FBF	3	0	3
07/2013		35	ILS	127	MSC	0	0	0
07/2013		13		47	UAG	0	0	0
07/2013		660	INR	38,383	CBK	0	(16)	(16)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	607	JPY	61,600	CBK	$14	$0	$14
07/2013		1,033		102,800	DUB	3	0	3
07/2013		77		7,900	RYL	2	0	2
07/2013		560	KRW	651,699	BRC	11	0	11
07/2013		120		136,584	UAG	0	0	0
07/2013		238	MYR	733	BOA	0	(7)	(7)
07/2013		709		2,230	UAG	0	(5)	(5)
07/2013		58	PHP	2,552	JPM	1	0	1
07/2013		51	SGD	65	UAG	0	0	0
07/2013		352	THB	10,849	HUS	0	(2)	(2)
07/2013		1,087	TWD	32,595	UAG	1	0	1
07/2013	ZAR	6,920	$	759	BOA	62	0	62
08/2013	BRL	346		170	BOA	17	0	17
08/2013		214		99	CBK	4	0	4
08/2013		5,756		2,672	JPM	111	0	111
08/2013		2,331		1,147	UAG	110	0	110
08/2013	CHF	291		312	BPS	3	0	3
08/2013	CNY	2,807		445	BPS	0	(8)	(8)
08/2013		1,721		275	UAG	0	(3)	(3)
08/2013	CZK	401		20	MSC	0	0	0
08/2013	DKK	150		26	MSC	0	0	0
08/2013	HUF	2,786		12	JPM	0	0	0
08/2013	IDR	3,137,685		318	JPM	10	0	10
08/2013	NOK	235		40	MSC	2	0	2
08/2013	PLN	862		272	GLM	13	0	13
08/2013	SEK	325		48	BRC	0	0	0
08/2013		195		30	JPM	1	0	1
08/2013		665		100	MSC	1	0	1
08/2013	$	109	BRL	237	HUS	0	(3)	(3)
08/2013		151	CHF	139	FBF	0	(4)	(4)
08/2013		97	CNY	612	MSC	2	0	2
08/2013		220		1,377	UAG	3	0	3
08/2013		5	SEK	35	BPS	0	0	0
08/2013		12		80	BRC	0	0	0
08/2013		4		25	CBK	0	0	0
08/2013		3		20	DUB	0	0	0
08/2013		12		80	FBF	0	0	0
08/2013		5		30	MSC	0	0	0
08/2013		6		40	RBC	0	0	0
09/2013	CAD	288	$	283	RBC	9	0	9
09/2013	CLP	64,525		126	HUS	1	0	1
09/2013		70,199		137	MSC	0	0	0
09/2013		43,649		88	UAG	3	0	3
09/2013	EUR	1,998		2,659	CBK	57	0	57
09/2013	GBP	14		22	BRC	0	0	0
09/2013		11		17	CBK	0	0	0
09/2013		11		17	DUB	0	0	0
09/2013		811		1,245	HUS	12	0	12
09/2013	MXN	817		63	HUS	0	0	0
09/2013		10,230		829	JPM	45	0	45
09/2013	SGD	65		51	UAG	0	0	0
09/2013	$	1,738	EUR	1,305	DUB	0	(39)	(39)
09/2013		391		293	HUS	0	(10)	(10)
09/2013		871	GBP	555	FBF	0	(28)	(28)
10/2013	CNY	2,967	$	470	GLM	0	(7)	(7)
10/2013	COP	237,175		127	FBF	5	0	5
10/2013	HKD	41,860		5,399	BRC	0	0	0
10/2013	IDR	888,570		84	FBF	0	(2)	(2)
10/2013	INR	38,383		650	CBK	18	0	18
10/2013	KRW	651,699		558	BRC	0	(10)	(10)
10/2013	PEN	280		108	FBF	8	0	8
10/2013	PHP	2,552		58	JPM	0	(2)	(2)
10/2013	RUB	17,789		546	BOA	13	0	13
10/2013		5,099		160	BRC	7	0	7
10/2013		1,971		61	DUB	2	0	2
10/2013	THB	10,849		350	HUS	2	0	2
10/2013	TRY	438		237	FBF	14	0	14
10/2013		137		75	JPM	5	0	5
10/2013	TWD	32,595		1,088	UAG	0	(1)	(1)
10/2013	$	467	CNY	2,967	JPM	10	0	10
10/2013		918	MYR	2,963	JPM	9	0	9

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2013	$	54	PEN	140	FBF	$0	$(4)	$(4)
11/2013	CNY	1,585	$	251	CBK	0	(4)	(4)
11/2013	$	253	CNY	1,585	UAG	2	0	2

						$773	$(240)	$533

(k)	Purchased Options:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus CNY	UAG	CNY	6.410	02/26/2014	$	338	$1	$1
Call - OTC USD versus CNY	BPS		6.310	03/28/2014		395	3	3
Call - OTC USD versus CNY	UAG		6.363	03/30/2015		132	2	3

							$6	$7

(l)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	200	$0	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		100	0	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		100	0	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	2,800	2	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		2,800	7	(61)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	100	1	0
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	1	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	200	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(3)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		100	0	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	1	(1)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		300	1	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(5)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		500	2	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		500	2	(8)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		100	0	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	0	(2)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		900	7	(14)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,200	4	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,200	4	(18)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		300	1	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		300	2	(11)

								$43	$(123)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$	1,400	$7	$(5)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	29	$18,400	EUR	400	JPY	200	$66
Sales	5,546	17,942		1,000		0	100
Closing Buys	(5,556)	0		0		(200)	(48)
Expirations	(11)	(21,571)		(700)		0	(59)
Exercised	0	(571)		0		0	(5)

Balance at 06/30/2013	8	$14,200	EUR	700	JPY	0	$54

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$	100	$0	$(2)	$2
Venezuela Government International Bond	DUB	5.000%	03/20/2015	9.484%		5	0	0	0

							$0	$(2)	$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF	EUR	200	$7	$1	$6
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		100	3	1	2
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	500	(13)	(1)	(12)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		3,000	(69)	0	(69)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		4,100	(90)	5	(95)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		4,100	(88)	(7)	(81)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		200	(5)	0	(5)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		1,500	(25)	16	(41)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		2,300	(38)	22	(60)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		3,000	(55)	(5)	(50)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		2,500	(45)	(3)	(42)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		2,000	(30)	26	(56)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB	AUD	2,100	(30)	(37)	7

							$(478)	$18	$(496)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$	224	$5	$0	$5

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (4)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (4)
	PIMCO Global Multi-Asset Managed Volatility Portfolio			PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
BOA	$52	$0	$52	$0	$0	$0
BPS	(2)	0	(2)	0	0	0
BRC	5	0	5	0	0	0
CBK	101	0	101	0	0	0
DUB	(162)	0	(162)	0	0	0
FBF	(104)	0	(104)	0	0	0
GLM	11	0	11	0	0	0
GST	5	0	5	0	0	0
HUS	(110)	0	(110)	0	0	0
JPM	157	0	157	0	0	0
MSC	(2)	0	(2)	0	0	0
MYC	(75)	0	(75)	0	0	0
RBC	9	0	9	0	0	0
RYL	(53)	0	(53)	0	0	0
UAG	107	0	107	0	0	0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$43	$7	$1	$51
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	159	160
Unrealized appreciation on foreign currency contracts	0	0	0	773	0	773
Unrealized appreciation on OTC swap agreements	0	2	5	0	15	22

	$0	$2	$49	$780	$175	$1,006

Liabilities:
Written options outstanding	$0	$5	$0	$0	$134	$139
Variation margin payable on financial derivative instruments (2)	0	1	1	0	10	12
Unrealized depreciation on foreign currency contracts	0	0	0	240	0	240
Unrealized depreciation on OTC swap agreements	0	0	0	0	511	511

	$0	$6	$1	$240	$655	$902

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(64)	$(6)	$(18)	$(88)
Net realized gain (loss) on futures contracts	61	0	(313)	0	266	14
Net realized gain on written options	2	4	44	5	32	87
Net realized gain (loss) on swaps	0	(20)	181	0	(108)	53
Net realized (loss) on foreign currency transactions	0	0	0	(203)	0	(203)

	$63	$(16)	$(152)	$(204)	$172	$(137)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$3	$6	$10	$19
Net change in unrealized appreciation (depreciation) on futures contracts	(12)	0	49	0	245	282
Net change in unrealized appreciation (depreciation) on written options	0	2	(16)	0	(97)	(111)
Net change in unrealized appreciation (depreciation) on swaps	0	9	(163)	0	(1,436)	(1,590)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	596	0	596

	$(12)	$11	$(127)	$602	$(1,278)	$(804)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $234 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(982) as reported in the Notes to Consolidated Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$400	$0	$400
Corporate Bonds & Notes
Banking & Finance	0	6	0	6
Municipal Bonds & Notes
California	0	45	0	45
U.S. Treasury Obligations	0	16,666	0	16,666
Mortgage-Backed Securities	0	179	0	179
Asset-Backed Securities	0	175	0	175
Sovereign Issues	0	3,113	0	3,113
Mutual Funds	29,128	0	0	29,128

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Common Stocks
Financials	$236	$0	$0	$236
Exchange-Traded Funds	10,801	0	0	10,801
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	940	0	940
U.S. Treasury Bills	0	300	0	300
Central Funds Used for Cash Management Purposes	4,614	0	0	4,614
Purchased Options
Equity Contracts	0	43	0	43

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Foreign Exchange Contracts	$0	$7	$0	$7
Interest Rate Contracts	0	1	0	1
	$44,779	$21,875	$0	$66,654

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Equity Contracts	39	5	0	44
Foreign Exchange Contracts	0	773	0	773
Interest Rate Contracts	282	335	0	617
	$321	$1,115	$0	$1,436

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(5)	$0	$(5)
Equity Contracts	(49)	0	0	(49)
Foreign Exchange Contracts	0	(240)	0	(240)
Interest Rate Contracts	(38)	(1,947)	0	(1,985)
	$(87)	$(2,192)	$0	$(2,279)

Totals	$45,013	$20,798	$0	$65,811

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, equity securities, fixed income instruments, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO

CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as

Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had $199,461 in unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans

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made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will

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Notes to Financial Statements (Cont.)

recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements

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Notes to Financial Statements (Cont.)

may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a

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deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

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Notes to Financial Statements (Cont.)

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Acquired Fund that performs poorly or underperforms other Acquired Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO

The GMAMV Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMV Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMV Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMV Subsidiary, comprising the entire issued share capital of the GMAMV Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMAMV Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMV Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMV Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the GMAMV Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio IV Ltd.	02/24/2012	03/29/2012	$60,516	$1,527	2.5%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.00%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2014, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $58,265.

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $96,250.

The GMAMV Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMV Subsidiary’s portfolio pursuant to which the GMAMV Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMV Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMV Subsidiary is in place. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $7,915.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$1,384	$1,166	$0	$0	$(248)	$2,302	$42	$0
PIMCO Emerging Markets Bond Fund	125	0	(125)	5	(5)	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	1,560	576	(900)	16	(95)	1,157	21	0
PIMCO EqS Pathfinder Fund®	3,431	1,366	(1,120)	37	80	3,794	0	0
PIMCO EqS® Dividend Fund	995	3,260	(685)	(1)	104	3,673	56	0
PIMCO EqS® Emerging Markets Fund	1,744	1,311	0	0	(209)	2,846	0	0
PIMCO Global Advantage® Strategy Bond Fund	246	0	(246)	5	(5)	0	0	0
PIMCO Global Bond Fund (Unhedged)	125	0	(125)	(3)	3	0	0	0
PIMCO Income Fund	1,554	4,964	0	0	(157)	6,361	123	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	178	0	(178)	2	(2)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	649	544	0	0	(61)	1,132	21	0
PIMCO Real Return Fund	495	398	0	0	(77)	816	4	0
PIMCO RealEstateRealReturn Strategy Fund	88	3	0	0	(9)	82	4	0
PIMCO Short-Term Floating NAV Portfolio	5,408	33,406	(34,200)	(7)	7	4,614	5	0
PIMCO StocksPLUS® Fund	2,516	606	(2,500)	115	149	886	49	0
PIMCO Total Return Fund	519	347	0	0	(35)	831	9	0
PIMCO Unconstrained Bond Fund	3,106	2,240	0	0	(98)	5,248	20	0
Totals	$24,123	$50,187	$(40,079)	$169	$(658)	$33,742	$354	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$24,871	$9,183	$33,927	$14,426

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Period from 04/27/2012 to 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	3,223	$32,705	3,502	$34,785
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Administrative Class	19	175	56	563
Advisor Class	0	0	0	0
Cost of shares redeemed
Administrative Class	(392)	(3,996)	(18)	(174)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	2,851	$28,894	3,540	$35,174

As of June 30, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 92% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$70,903	$451	$(4,700)	$(4,249)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
ST	State

Other Abbreviations:
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BBR	Bank Bill Rate	CPI	Consumer Price Index	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	ETN	Exchange Traded Notes	SPDR	Standard & Poor’s Depository Receipts

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT30SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Multi-Asset Managed Volatility Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sale risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The

Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Multi-Asset Managed Volatility Portfolio

Allocation Breakdown‡

Mutual Funds	43.7%
U.S. Treasury Obligations	25.0%
Exchange-Traded Funds	16.2%
Short-Term Instruments	8.8%
Sovereign Issues	4.7%
Other	1.6%
‡	% of Total Investments as of 06/30/13

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2013
Class Inception (04/30/2013)
PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class	-9.06%
MSCI World Index±	-2.43%
1 Month LIBOR +5%±±	0.85%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.83% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± The 1 Month LIBOR +5% benchmark is created by adding 5% to the annual return of 1 Month LIBOR. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)(a)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$909.40	$1,020.33
Expenses Paid During Period†	$1.44	$4.51
Net Annualized Expense Ratio††	0.90%	0.90%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/13 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the inception date of 4/30/13). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Managed Volatility Portfolio seeks maximum long-term absolute return with explicit management of portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage downside risks and total portfolio volatility. PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds and/or direct investments to implement the three steps within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»	Holdings of developed markets equities benefited performance as the MSCI World Index gained 8.43% during the reporting period.

»	An allocation to emerging markets equities detracted from performance as the MSCI Emerging Markets Index declined 9.57% during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) positioning detracted from performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets rose.

»	Exposure to emerging market bonds, primarily through long exposure to interest rates in Brazil, detracted from performance as interest rates in Brazil rose.

»	Holdings of inflation-linked bonds, focused on U.S. Treasury Inflation-Protected Securities (“TIPS”), detracted from performance as U.S. TIPS posted negative performance during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), modestly detracted from performance as the S&P 500 Index gained 13.82% during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Managed Volatility Portfolio

Selected Per Share Data for the Period Ended:	04/30/2013-06/30/2013+

Advisor Class
Net asset value beginning of period	$10.44
Net investment income (a)	0.06
Net realized/unrealized gain (loss)	(1.01)
Total income (loss) from investment operations	(0.95)
Dividends from net investment income	(0.02)
Total distributions	(0.02)
Net asset value end of period	$9.47
Total return	(9.06)%
Net assets end of period (000s)	$9
Ratio of expenses to average net assets	0.90	%*
Ratio of expenses to average net assets excluding waivers	1.33	%*
Ratio of expenses to average net assets excluding interest expense	0.90	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.33	%*
Ratio of net investment income to average net assets	3.33	%*
Portfolio turnover rate	50	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$31,972
Investments in Affiliates, at value	33,742
Repurchase agreements, at value	940
Cash	90
Deposits with counterparty	378
Foreign currency, at value	292
Receivable for investments sold	1,069
OTC swap premiums paid	71
Variation margin receivable on financial derivative instruments	160
Unrealized appreciation on foreign currency contracts	773
Unrealized appreciation on OTC swap agreements	22
Receivable for Portfolio shares sold	5
Interest and dividends receivable	218
Dividends receivable from Affiliates	86
Other assets	1
69,819

Liabilities:
Payable for investments purchased	$199
Payable for investments in Affiliates purchased	836
Payable for sale-buyback transactions	7,267
Written options outstanding	139
OTC swap premiums received	55
Variation margin payable on financial derivative instruments	12
Unrealized depreciation on foreign currency contracts	240
Unrealized depreciation on OTC swap agreements	511
Payable for Portfolio shares redeemed	5
Accrued investment advisory fees	29
Accrued supervisory and administrative fees	3
Accrued servicing fees	7
9,303

Net Assets	$60,516

Net Assets Consist of:
Paid in capital	$64,068
Undistributed net investment income	329
Accumulated undistributed net realized gain	215
Net unrealized (depreciation)	(4,096)
$60,516

Net Assets:
Administrative Class	$60,507
Advisor Class	9

Shares Issued and Outstanding:
Administrative Class	6,390
Advisor Class	1

Net Asset Value and Redemption Price Per Share Outstanding:
Administrative Class	$9.47
Advisor Class	9.47

Cost of Investments	$34,811
Cost of Investments in Affiliates	$34,195
Cost of Repurchase Agreements	$940
Cost of Foreign Currency Held	$296
Premiums Received on Written Options	$54

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Managed Volatility Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$142
Dividends	180
Dividends from Affiliate investments	354
Total Income	676

Expenses:
Investment advisory fees	244
Supervisory and administrative fees	14
Servicing fees - Administrative Class	36
Interest expense	1
Miscellaneous expense	1
Total Expenses	296
Waiver and/or Reimbursement by PIMCO	(104)
Net Expenses	192

Net Investment Income	484

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(118)
Net realized gain on Affiliate investments	169
Net realized gain on futures contracts	14
Net realized gain on written options	87
Net realized gain on swaps	53
Net realized (loss) on foreign currency transactions	(197)
Net change in unrealized (depreciation) on investments	(3,207)
Net change in unrealized (depreciation) on Affiliate investments	(658)
Net change in unrealized appreciation on futures contracts	282
Net change in unrealized (depreciation) on written options	(111)
Net change in unrealized (depreciation) on swaps	(1,590)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	581
Net (Loss)	(4,695)

Net (Decrease) in Net Assets Resulting from Operations	$(4,211)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Managed Volatility Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Period from April 27, 2012 to December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$484	$444
Net realized gain (loss)	(161)	167
Net realized gain on Affiliate investments	169	18
Net capital gain distributions received from Affiliate investments	0	161
Net change in unrealized appreciation (depreciation)	(4,045)	402
Net change in unrealized appreciation (depreciation) on Affiliate investments	(658)	205
Net increase (decrease) resulting from operations	(4,211)	1,397

Distributions to Shareholders:
From net investment income
Administrative Class	(175)	(563)

Total Distributions	(175)	(563)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	28,894	35,174

Total Increase in Net Assets	24,508	36,008

Net Assets:
Beginning of period	36,008	0
End of period*	$60,516	$36,008

*Including undistributed net investment income of:	$329	$20

**	See note 13 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.7%
Dell, Inc.
5.000% due 11/06/2013	$200	$200
H.J. Heinz Co.
3.500% due 06/05/2020	200	200

Total Bank Loan Obligations (Cost $398)		400

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%
Springleaf Finance Corp.
5.400% due 12/01/2015	6	6

Total Corporate Bonds & Notes (Cost $6)		6

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	35	45

Total Municipal Bonds & Notes (Cost $49)		45

U.S. TREASURY OBLIGATIONS 27.5%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043	344	289
0.750% due 02/15/2042 (j)	1,464	1,289
2.125% due 02/15/2040 (j)	83	101
2.125% due 02/15/2041 (j)	144	176
U.S. Treasury Notes
2.000% due 02/15/2023 (g)	15,400	14,811

Total U.S. Treasury Obligations (Cost $17,880)		16,666

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Large Loan Trust
2.493% due 11/15/2015	179	179

Total Mortgage-Backed Securities (Cost $180)		179

ASSET-BACKED SECURITIES 0.3%
Countrywide Asset-Backed Certificates
0.293% due 08/25/2037	59	58
Lehman XS Trust
0.593% due 10/25/2035	123	117

Total Asset-Backed Securities (Cost $163)		175

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 5.1%
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2042	CLP	91,411	$190
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	8,000	2,497
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		100	111
6.000% due 08/15/2040		100	113
6.000% due 08/15/2050		147	167
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	45	35

Total Sovereign Issues (Cost $3,445)			3,113

		SHARES
MUTUAL FUNDS (d)(e) 48.1%
PIMCO Emerging Local Bond Fund		235,347	2,302
PIMCO Emerging Markets Corporate Bond Fund		102,052	1,157
PIMCO EqS® Dividend Fund		309,443	3,673
PIMCO EqS® Emerging Markets Fund		344,531	2,846
PIMCO EqS Pathfinder Fund®		350,629	3,794
PIMCO Income Fund		520,963	6,361
PIMCO Investment Grade Corporate Bond Fund		107,251	1,132
PIMCO Real Return Fund		72,855	816
PIMCO RealEstateRealReturn Strategy Fund		18,707	82
PIMCO StocksPLUS® Fund		95,367	886
PIMCO Total Return Fund		77,224	831
PIMCO Unconstrained Bond Fund		464,857	5,248

Total Mutual Funds (Cost $29,582)			29,128

COMMON STOCKS 0.4%

FINANCIALS 0.4%
CIT Group, Inc. (a)		5,050	236

Total Common Stocks (Cost $221)			236

EXCHANGE-TRADED FUNDS 17.8%
iShares FTSE China 25 Index Fund		81,329	2,645
iShares Nasdaq Biotechnology Index Fund		4,513	785
SPDR Gold Trust		8,808	1,049

	SHARES	MARKET VALUE (000S)
Vanguard FTSE Emerging Markets ETF	163,018	$6,322

Total Exchange-Traded Funds (Cost $12,059)		10,801

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	31	0

Total Exchange-Traded Notes (Cost $2)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.7%

REPURCHASE AGREEMENTS (f) 1.6%
		940

U.S. TREASURY BILLS 0.5%
0.102% due 02/06/2014 - 05/29/2014 (b)	$300	300

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 7.6%
PIMCO Short-Term Floating NAV Portfolio	461,084	4,614

Total Short-Term Instruments (Cost $5,854)		5,854

PURCHASED OPTIONS (h)(k) 0.1%
(Cost $107)		51

Total Investments 110.1% (Cost $69,946)		$66,654

Written Options (i)(l) (0.2%) (Premiums $54)		(139)

Other Assets and Liabilities (Net) (9.9%)		(5,999)

Net Assets 100.0%		$60,516

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Institutional Class Shares of each Fund.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BPG	0.200%	06/28/2013	07/01/2013	$100	Fannie Mae 3.500% due 05/01/2043	$(104)	$100	$100
JPS	0.200%	06/28/2013	07/01/2013	100	U.S. Treasury Notes 1.500% due 07/31/2016	(102)	100	100
SSB	0.010%	06/28/2013	07/01/2013	740	Fannie Mae 2.200% due 10/17/2022	(758)	740	740

						$(964)	$940	$940

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BPG	0.070%	06/20/2013	07/03/2013	$7,266	$(7,267)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $7,627 at a weighted average interest rate of (0.006%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

Collateral	(Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $7,117 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
	PIMCO Global Multi-Asset Managed Volatility Portfolio			PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BPG	$0	$0	$0	$100	$(104)	$(4)
JPS	0	0	0	100	(102)	(2)
SSB	592	(605)	(13)	148	(153)	(5)

Master Securities Forward Transactions Agreement
BPG	(7,267)	7,117	(150)	0	0	0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$130.000	08/23/2013	164	$1	$1

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares Russell 2000 Index Fund	$60.000	12/31/2013	390	$24	$8

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	6	$19	$5
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	90	57	30

				$76	$35

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

(i)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$ 129.000	08/23/2013	4	$3	$(11)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	4	1	0

				$4	$(11)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	6	$10
10-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	4	14
E-mini S&P 500 Index September Futures	Long	09/2013	15	(2)
Euro-OAT France Government Bond September Futures	Short	09/2013	7	22
IBEX 35 Index July Futures	Long	07/2013	5	(25)
OMX Stockholm 30 Index July Futures	Long	07/2013	44	(22)
Russell 2000 Mini Index September Futures	Short	09/2013	35	39
U.S. Treasury 5-Year Note September Futures	Short	09/2013	154	236
United Kingdom Government 10-Year Gilt September Futures	Long	09/2013	5	(38)

				$234

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	EUR 190	$ (9)	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		$15,700	$(629)	$(607)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		2,700	240	210
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	2,900	(34)	(49)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		6,600	(9)	(45)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		1,500	(88)	(78)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		900	(35)	(40)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		1,000	(22)	(22)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		380	(8)	(8)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		6,800	(228)	(287)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		5,500	(81)	(112)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	1,000	(40)	(54)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	430,000	13	110

						$(921)	$(982)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(j)	Securities with an aggregate market value of $1,407 and cash of $378 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
Exchange-Traded Options
CBOE	$43	$0
CBOT	(10)	0

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
BCY	$24	$0	$0	$0
FOB	(6)	(2)	0	0
MSC	(20)	(1)	0	0
UBS	236	(3)	0	0

Centrally Cleared Swaps
BCY	(235)	(4)	0	0
FOB	(744)	135	0	0
UBS	(3)	23	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	359	$	329	BRC	$1	$0	$1
07/2013		520		510	CBK	35	0	35
07/2013		267		247	DUB	3	0	3
07/2013		213		204	GLM	10	0	10
07/2013		913		858	HUS	24	0	24
07/2013	HKD	36,311		4,680	HUS	0	(2)	(2)
07/2013		2,585		333	MSC	0	0	0
07/2013		2,964		382	UAG	0	0	0
07/2013	IDR	888,570		90	CBK	1	0	1
07/2013	ILS	174		48	HUS	0	0	0
07/2013	INR	7,304		133	FBF	11	0	11
07/2013		4,533		81	JPM	5	0	5
07/2013		26,546		479	UAG	34	0	34
07/2013	JPY	16,100		164	JPM	2	0	2
07/2013		318,321		3,184	RYL	4	(30)	(26)
07/2013	KRW	788,283		709	UAG	19	0	19
07/2013	MYR	2,963		923	JPM	0	(12)	(12)
07/2013	NZD	50		41	UAG	2	0	2
07/2013	PHP	2,552		63	JPM	4	0	4
07/2013	SGD	65		51	CBK	1	0	1
07/2013	THB	3,088		105	HUS	6	0	6
07/2013		7,761		260	UAG	10	0	10
07/2013	TWD	9,586		320	CBK	0	0	0
07/2013		18,891		634	HUS	4	0	4
07/2013		4,119		138	UAG	1	0	1
07/2013	$	80	AUD	84	BRC	0	(3)	(3)
07/2013		227		239	CBK	0	(9)	(9)
07/2013		96		99	DUB	0	(6)	(6)
07/2013		412		434	HUS	0	(16)	(16)
07/2013		337		362	MSC	0	(7)	(7)
07/2013		5,398	HKD	41,860	BRC	0	0	0
07/2013		85	IDR	888,570	FBF	3	0	3
07/2013		35	ILS	127	MSC	0	0	0
07/2013		13		47	UAG	0	0	0
07/2013		660	INR	38,383	CBK	0	(16)	(16)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	607	JPY	61,600	CBK	$14	$0	$14
07/2013		1,033		102,800	DUB	3	0	3
07/2013		77		7,900	RYL	2	0	2
07/2013		560	KRW	651,699	BRC	11	0	11
07/2013		120		136,584	UAG	0	0	0
07/2013		238	MYR	733	BOA	0	(7)	(7)
07/2013		709		2,230	UAG	0	(5)	(5)
07/2013		58	PHP	2,552	JPM	1	0	1
07/2013		51	SGD	65	UAG	0	0	0
07/2013		352	THB	10,849	HUS	0	(2)	(2)
07/2013		1,087	TWD	32,595	UAG	1	0	1
07/2013	ZAR	6,920	$	759	BOA	62	0	62
08/2013	BRL	346		170	BOA	17	0	17
08/2013		214		99	CBK	4	0	4
08/2013		5,756		2,672	JPM	111	0	111
08/2013		2,331		1,147	UAG	110	0	110
08/2013	CHF	291		312	BPS	3	0	3
08/2013	CNY	2,807		445	BPS	0	(8)	(8)
08/2013		1,721		275	UAG	0	(3)	(3)
08/2013	CZK	401		20	MSC	0	0	0
08/2013	DKK	150		26	MSC	0	0	0
08/2013	HUF	2,786		12	JPM	0	0	0
08/2013	IDR	3,137,685		318	JPM	10	0	10
08/2013	NOK	235		40	MSC	2	0	2
08/2013	PLN	862		272	GLM	13	0	13
08/2013	SEK	325		48	BRC	0	0	0
08/2013		195		30	JPM	1	0	1
08/2013		665		100	MSC	1	0	1
08/2013	$	109	BRL	237	HUS	0	(3)	(3)
08/2013		151	CHF	139	FBF	0	(4)	(4)
08/2013		97	CNY	612	MSC	2	0	2
08/2013		220		1,377	UAG	3	0	3
08/2013		5	SEK	35	BPS	0	0	0
08/2013		12		80	BRC	0	0	0
08/2013		4		25	CBK	0	0	0
08/2013		3		20	DUB	0	0	0
08/2013		12		80	FBF	0	0	0
08/2013		5		30	MSC	0	0	0
08/2013		6		40	RBC	0	0	0
09/2013	CAD	288	$	283	RBC	9	0	9
09/2013	CLP	64,525		126	HUS	1	0	1
09/2013		70,199		137	MSC	0	0	0
09/2013		43,649		88	UAG	3	0	3
09/2013	EUR	1,998		2,659	CBK	57	0	57
09/2013	GBP	14		22	BRC	0	0	0
09/2013		11		17	CBK	0	0	0
09/2013		11		17	DUB	0	0	0
09/2013		811		1,245	HUS	12	0	12
09/2013	MXN	817		63	HUS	0	0	0
09/2013		10,230		829	JPM	45	0	45
09/2013	SGD	65		51	UAG	0	0	0
09/2013	$	1,738	EUR	1,305	DUB	0	(39)	(39)
09/2013		391		293	HUS	0	(10)	(10)
09/2013		871	GBP	555	FBF	0	(28)	(28)
10/2013	CNY	2,967	$	470	GLM	0	(7)	(7)
10/2013	COP	237,175		127	FBF	5	0	5
10/2013	HKD	41,860		5,399	BRC	0	0	0
10/2013	IDR	888,570		84	FBF	0	(2)	(2)
10/2013	INR	38,383		650	CBK	18	0	18
10/2013	KRW	651,699		558	BRC	0	(10)	(10)
10/2013	PEN	280		108	FBF	8	0	8
10/2013	PHP	2,552		58	JPM	0	(2)	(2)
10/2013	RUB	17,789		546	BOA	13	0	13
10/2013		5,099		160	BRC	7	0	7
10/2013		1,971		61	DUB	2	0	2
10/2013	THB	10,849		350	HUS	2	0	2
10/2013	TRY	438		237	FBF	14	0	14
10/2013		137		75	JPM	5	0	5
10/2013	TWD	32,595		1,088	UAG	0	(1)	(1)
10/2013	$	467	CNY	2,967	JPM	10	0	10
10/2013		918	MYR	2,963	JPM	9	0	9

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2013	$	54	PEN	140	FBF	$0	$(4)	$(4)
11/2013	CNY	1,585	$	251	CBK	0	(4)	(4)
11/2013	$	253	CNY	1,585	UAG	2	0	2

						$773	$(240)	$533

(k)	Purchased Options:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus CNY	UAG	CNY	6.410	02/26/2014	$	338	$1	$1
Call - OTC USD versus CNY	BPS		6.310	03/28/2014		395	3	3
Call - OTC USD versus CNY	UAG		6.363	03/30/2015		132	2	3

							$6	$7

(l)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	200	$0	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		100	0	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		100	0	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	2,800	2	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		2,800	7	(61)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	100	1	0
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		100	1	0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	200	1	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		200	1	(3)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		100	0	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	1	(1)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		300	1	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		300	2	(5)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		500	2	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		500	2	(8)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		100	0	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		100	0	(2)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		900	4	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		900	7	(14)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,200	4	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,200	4	(18)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		300	1	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		300	2	(11)

								$43	$(123)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$	1,400	$7	$(5)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	29	$18,400	EUR	400	JPY	200	$66
Sales	5,546	17,942		1,000		0	100
Closing Buys	(5,556)	0		0		(200)	(48)
Expirations	(11)	(21,571)		(700)		0	(59)
Exercised	0	(571)		0		0	(5)

Balance at 06/30/2013	8	$14,200	EUR	700	JPY	0	$54

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%	$	100	$0	$(2)	$2
Venezuela Government International Bond	DUB	5.000%	03/20/2015	9.484%		5	0	0	0

							$0	$(2)	$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF	EUR	200	$7	$1	$6
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		100	3	1	2
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	500	(13)	(1)	(12)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		3,000	(69)	0	(69)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		4,100	(90)	5	(95)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		4,100	(88)	(7)	(81)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		200	(5)	0	(5)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		1,500	(25)	16	(41)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		2,300	(38)	22	(60)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		3,000	(55)	(5)	(50)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		2,500	(45)	(3)	(42)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		2,000	(30)	26	(56)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB	AUD	2,100	(30)	(37)	7

							$(478)	$18	$(496)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$	224	$5	$0	$5

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (4)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (4)
	PIMCO Global Multi-Asset Managed Volatility Portfolio			PIMCO Cayman Commodity Portfolio IV, Ltd. (Subsidiary)
BOA	$52	$0	$52	$0	$0	$0
BPS	(2)	0	(2)	0	0	0
BRC	5	0	5	0	0	0
CBK	101	0	101	0	0	0
DUB	(162)	0	(162)	0	0	0
FBF	(104)	0	(104)	0	0	0
GLM	11	0	11	0	0	0
GST	5	0	5	0	0	0
HUS	(110)	0	(110)	0	0	0
JPM	157	0	157	0	0	0
MSC	(2)	0	(2)	0	0	0
MYC	(75)	0	(75)	0	0	0
RBC	9	0	9	0	0	0
RYL	(53)	0	(53)	0	0	0
UAG	107	0	107	0	0	0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Managed Volatility Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$43	$7	$1	$51
Variation margin receivable on financial derivative instruments (2)	0	0	1	0	159	160
Unrealized appreciation on foreign currency contracts	0	0	0	773	0	773
Unrealized appreciation on OTC swap agreements	0	2	5	0	15	22

	$0	$2	$49	$780	$175	$1,006

Liabilities:
Written options outstanding	$0	$5	$0	$0	$134	$139
Variation margin payable on financial derivative instruments (2)	0	1	1	0	10	12
Unrealized depreciation on foreign currency contracts	0	0	0	240	0	240
Unrealized depreciation on OTC swap agreements	0	0	0	0	511	511

	$0	$6	$1	$240	$655	$902

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(64)	$(6)	$(18)	$(88)
Net realized gain (loss) on futures contracts	61	0	(313)	0	266	14
Net realized gain on written options	2	4	44	5	32	87
Net realized gain (loss) on swaps	0	(20)	181	0	(108)	53
Net realized (loss) on foreign currency transactions	0	0	0	(203)	0	(203)

	$63	$(16)	$(152)	$(204)	$172	$(137)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$3	$6	$10	$19
Net change in unrealized appreciation (depreciation) on futures contracts	(12)	0	49	0	245	282
Net change in unrealized appreciation (depreciation) on written options	0	2	(16)	0	(97)	(111)
Net change in unrealized appreciation (depreciation) on swaps	0	9	(163)	0	(1,436)	(1,590)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	596	0	596

	$(12)	$11	$(127)	$602	$(1,278)	$(804)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $234 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(982) as reported in the Notes to Consolidated Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$400	$0	$400
Corporate Bonds & Notes
Banking & Finance	0	6	0	6
Municipal Bonds & Notes
California	0	45	0	45
U.S. Treasury Obligations	0	16,666	0	16,666
Mortgage-Backed Securities	0	179	0	179
Asset-Backed Securities	0	175	0	175
Sovereign Issues	0	3,113	0	3,113
Mutual Funds	29,128	0	0	29,128

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Common Stocks
Financials	$236	$0	$0	$236
Exchange-Traded Funds	10,801	0	0	10,801
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	940	0	940
U.S. Treasury Bills	0	300	0	300
Central Funds Used for Cash Management Purposes	4,614	0	0	4,614
Purchased Options
Equity Contracts	0	43	0	43

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Foreign Exchange Contracts	$0	$7	$0	$7
Interest Rate Contracts	0	1	0	1
	$44,779	$21,875	$0	$66,654

Financial Derivative Instruments - Assets
Credit Contracts	0	2	0	2
Equity Contracts	39	5	0	44
Foreign Exchange Contracts	0	773	0	773
Interest Rate Contracts	282	335	0	617
	$321	$1,115	$0	$1,436

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Financial Derivative Instruments - Liabilities
Credit Contracts	$0	$(5)	$0	$(5)
Equity Contracts	(49)	0	0	(49)
Foreign Exchange Contracts	0	(240)	0	(240)
Interest Rate Contracts	(38)	(1,947)	0	(1,985)
	$(87)	$(2,192)	$0	$(2,279)

Totals	$45,013	$20,798	$0	$65,811

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Managed Volatility Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, equity securities, fixed income instruments, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest, without limitation, in any of the funds of PIMCO Funds, an affiliated open-end investment company, except the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio IV Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMAMV Subsidiary”), and the PIMCO

CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMAMV Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of fixed income instruments. The GMAMV Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMAMV Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolios is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as

Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had $199,461 in unfunded loan commitments.

(d) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans

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made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(e) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

(f) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will

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Notes to Financial Statements (Cont.)

recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements

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Notes to Financial Statements (Cont.)

may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a

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deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  The Portfolio may enter into total return swap agreements to gain or mitigate exposure of the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

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Notes to Financial Statements (Cont.)

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Acquired Fund that performs poorly or underperforms other Acquired Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO

The GMAMV Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMAMV Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMAMV Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMAMV Subsidiary, comprising the entire issued share capital of the GMAMV Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMAMV Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMAMV Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMAMV Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the GMAMV Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio IV Ltd.	02/24/2012	03/29/2012	$60,516	$1,527	2.5%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 1.00%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed, through May 1, 2014, to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $58,265.

(f) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $96,250.

The GMAMV Subsidiary has entered into a separate contract with PIMCO for the management of the GMAMV Subsidiary’s portfolio pursuant to which the GMAMV Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMAMV Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMAMV Subsidiary is in place. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $7,915.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$1,384	$1,166	$0	$0	$(248)	$2,302	$42	$0
PIMCO Emerging Markets Bond Fund	125	0	(125)	5	(5)	0	0	0
PIMCO Emerging Markets Corporate Bond Fund	1,560	576	(900)	16	(95)	1,157	21	0
PIMCO EqS Pathfinder Fund®	3,431	1,366	(1,120)	37	80	3,794	0	0
PIMCO EqS® Dividend Fund	995	3,260	(685)	(1)	104	3,673	56	0
PIMCO EqS® Emerging Markets Fund	1,744	1,311	0	0	(209)	2,846	0	0
PIMCO Global Advantage® Strategy Bond Fund	246	0	(246)	5	(5)	0	0	0
PIMCO Global Bond Fund (Unhedged)	125	0	(125)	(3)	3	0	0	0
PIMCO Income Fund	1,554	4,964	0	0	(157)	6,361	123	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	178	0	(178)	2	(2)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	649	544	0	0	(61)	1,132	21	0
PIMCO Real Return Fund	495	398	0	0	(77)	816	4	0
PIMCO RealEstateRealReturn Strategy Fund	88	3	0	0	(9)	82	4	0
PIMCO Short-Term Floating NAV Portfolio	5,408	33,406	(34,200)	(7)	7	4,614	5	0
PIMCO StocksPLUS® Fund	2,516	606	(2,500)	115	149	886	49	0
PIMCO Total Return Fund	519	347	0	0	(35)	831	9	0
PIMCO Unconstrained Bond Fund	3,106	2,240	0	0	(98)	5,248	20	0
Totals	$24,123	$50,187	$(40,079)	$169	$(658)	$33,742	$354	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$24,871	$9,183	$33,927	$14,426

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Period from 04/27/2012 to 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Administrative Class	3,223	$32,705	3,502	$34,785
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Administrative Class	19	175	56	563
Advisor Class	0	0	0	0
Cost of shares redeemed
Administrative Class	(392)	(3,996)	(18)	(174)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	2,851	$28,894	3,540	$35,174

As of June 30, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 92% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$70,903	$451	$(4,700)	$(4,249)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index

Municipal Bond or Agency Abbreviations:
ST	State

Other Abbreviations:
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BBR	Bank Bill Rate	CPI	Consumer Price Index	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	ETN	Exchange Traded Notes	SPDR	Standard & Poor’s Depository Receipts

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT31SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Multi-Asset Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Mutual Funds	47.0%
Exchange-Traded Funds	16.9%
U.S. Treasury Obligations	16.1%
Short-Term Instruments	10.5%
Sovereign Issues	6.2%
Other	3.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Portfolio Administrative Class	-8.13%	-2.06%	6.53%
MSCI World Index±	8.43%	18.58%	14.51%	**
1 Month LIBOR +5%±±	2.57%	5.21%	5.25%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.65% for Administrative Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± The 1 Month LIBOR +5% benchmark is created by adding 5% to the annual return of 1 Month LIBOR. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England’s Eurodollar market. It is not possible to invest in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$918.70	$1,021.42
Expenses Paid During Period†	$3.24	$3.41
Net Annualized Expense Ratio††	0.68%	0.68%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»	Holdings of developed markets equities benefited performance as the MSCI World Index gained 8.43% during the reporting period.

»	An allocation to emerging markets equities detracted from performance as the MSCI Emerging Markets Index declined 9.57% during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) positioning detracted from performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets rose.

»	Exposure to emerging markets bonds, primarily through long exposure to interest rates in Brazil, detracted from performance as interest rates in Brazil rose.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS posted negative performance during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), modestly detracted from performance as the S&P 500 Index gained 13.82% during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	04/15/2009-12/31/2009

Administrative Class
Net asset value beginning of year or period	$12.71		$12.15	$12.71	$11.80	$10.00
Net investment income (a)	0.13		0.29	0.38	0.68	0.21
Net realized/unrealized gain (loss)	(1.16)		0.77	(0.59)	0.64	1.72
Total income (loss) from investment operations	(1.03)		1.06	(0.21)	1.32	1.93
Dividends from net investment income	(0.20)		(0.45)	(0.24)	(0.38)	(0.09)
Distributions from net realized capital gains	0.00		(0.05)	(0.11)	(0.03)	(0.04)
Total distributions	(0.20)		(0.50)	(0.35)	(0.41)	(0.13)
Net asset value end of year or period	$11.48		$12.71	$12.15	$12.71	$11.80
Total return	(8.13)%		8.87%	(1.73)%	11.35%	19.25%
Net assets end of year or period (000s)	$334,921		$367,447	$317,925	$166,517	$11,715
Ratio of expenses to average net assets	0.68	%*	0.67%	0.68%	0.68%	0.86	%*
Ratio of expenses to average net assets excluding waivers	1.14	%*	1.17%	1.14%	1.12%	1.64	%*
Ratio of expenses to average net assets excluding interest expense	0.67	%*	0.67%	0.68%	0.68%	0.86	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.13	%*	1.17%	1.14%	1.12%	1.64	%*
Ratio of net investment income to average net assets	2.15	%*	2.30%	2.96%	5.57%	2.56	%*
Portfolio turnover rate	101	%**	133%**	38%**	71%**	136	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$829,080
Investments in Affiliates, at value	1,034,621
Repurchase agreements, at value	5,721
Cash	324
Deposits with counterparty	32,822
Foreign currency, at value	9,631
Receivable for investments sold	37,695
OTC swap premiums paid	2,970
Variation margin receivable on financial derivative instruments	6,455
Unrealized appreciation on foreign currency contracts	34,068
Unrealized appreciation on OTC swap agreements	1,630
Receivable for Portfolio shares sold	24
Interest and dividends receivable	5,488
Dividends receivable from Affiliates	2,969
Reimbursement receivable from PIMCO	29
Other assets	4
2,003,531

Liabilities:
Payable for investments purchased	$10,999
Payable for investments in Affiliates purchased	18,869
Payable for reverse repurchase agreements	34,965
Payable for sale-buyback transactions	172,392
Written options outstanding	6,934
OTC swap premiums received	1,819
Variation margin payable on financial derivative instruments	1,114
Unrealized depreciation on foreign currency contracts	13,138
Unrealized depreciation on OTC swap agreements	22,449
Deposits from counterparty	15,449
Payable for Portfolio shares redeemed	1,781
Accrued investment advisory fees	660
Accrued supervisory and administrative fees	76
Accrued distribution fees	268
Accrued servicing fees	40
Other liabilities	4
300,957

Net Assets	$1,702,574

Net Assets Consist of:
Paid in capital	$1,830,195
Undistributed net investment income	19,837
Accumulated undistributed net realized (loss)	(24,740)
Net unrealized (depreciation)	(122,718)
$1,702,574

Net Assets:
Institutional Class	$1,669
Administrative Class	334,921
Advisor Class	1,365,984

Shares Issued and Outstanding:
Institutional Class	146
Administrative Class	29,185
Advisor Class	118,558

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.47
Administrative Class	11.48
Advisor Class	11.52

Cost of Investments	$915,001
Cost of Investments in Affiliates	$1,036,372
Cost of Repurchase Agreements	$5,721
Cost of Foreign Currency Held	$9,748
Premiums Received on Written Options	$7,963

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$6,672
Dividends, net of foreign taxes*	5,394
Dividends from Affiliate investments	14,137
Miscellaneous income	6
Total Income	26,209

Expenses:
Investment advisory fees	8,527
Supervisory and administrative fees	558
Servicing fees - Administrative Class	272
Distribution and/or servicing fees - Advisor Class	1,848
Trustees’ fees	12
Interest expense	114
Total Expenses	11,331
Waiver and/or Reimbursement by PIMCO	(4,285)
Net Expenses	7,046

Net Investment Income	19,163

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(16,042)
Net realized gain on Affiliate investments	22,579
Net realized (loss) on futures contracts	(1,539)
Net realized gain on written options	7,778
Net realized (loss) on swaps	(17,160)
Net realized (loss) on foreign currency transactions	(12,193)
Net change in unrealized (depreciation) on investments	(91,824)
Net change in unrealized (depreciation) on Affiliate investments	(28,425)
Net change in unrealized appreciation on futures contracts	2,403
Net change in unrealized (depreciation) on written options	(4,605)
Net change in unrealized (depreciation) on swaps	(56,787)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	26,245
Net (Loss)	(169,570)

Net (Decrease) in Net Assets Resulting from Operations	$(150,407)

* Foreign tax withholdings - Dividends	$9

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$19,163	$40,571
Net realized (loss)	(39,156)	(41,308)
Net realized gain (loss) on Affiliate investments	22,579	(1,664)
Net capital gain distributions received from Affiliate investments	0	9,501
Net change in unrealized appreciation (depreciation)	(124,568)	69,259
Net change in unrealized appreciation (depreciation) on Affiliate investments	(28,425)	77,651
Net increase (decrease) resulting from operations	(150,407)	154,010

Distributions to Shareholders:
From net investment income
Institutional Class	(30)	(0)^
Administrative Class	(5,883)	(12,773)
Advisor Class	(23,087)	(47,620)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(1,451)
Advisor Class	0	(6,026)

Total Distributions	(29,000)	(67,870)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(9,433)	72,476

Total Increase (Decrease) in Net Assets	(188,840)	158,616

Net Assets:
Beginning of period	1,891,414	1,732,798
End of period*	$1,702,574	$1,891,414

*Including undistributed net investment income of:	$19,837	$29,674

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Global Multi-Asset Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(150,407)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(2,006,313)
Proceeds from sales of long-term securities	2,206,140
Purchases of short-term portfolio investments, net	(89,021)
(Increase) in deposits with counterparty	(12,665)
Decrease in receivable for investments sold	30,605
(Increase) in interest and dividends receivable	(3,695)
Decrease in OTC swap premiums received (paid)	1,493
Decrease in reimbursement receivable from PIMCO	74
(Decrease) in payable for investments purchased	(168,731)
Increase in deposits from counterparty	3,428
(Decrease) in accrued investment advisory fees	(51)
(Decrease) in accrued supervisory and administrative fees	(30)
(Decrease) in accrued distribution fee	(40)
(Decrease) in accrued servicing fee	(5)
(Decrease) in variation margin (receivable) payable on financial derivative instruments	(32,940)
Payments on currency transactions	(12,872)
Increase in other liabilities	4
Net change in unrealized depreciation on investments	91,824
Net change in unrealized depreciation on Affiliate investments	28,425
Net change in unrealized (appreciation) on futures contracts	(2,403)
Net change in unrealized depreciation on written options	4,605
Net change in unrealized depreciation on swaps	56,787
Net change in unrealized (appreciation) on translation of assets and liabilities in foreign currencies	(26,245)
Net realized (gain) on investments, written options and foreign currency transactions	(2,122)
Net amortization (accretion) on investments	(239)
Net cash (used for) operating activities	(84,394)

Cash flows received from financing activities:
Proceeds from shares sold	110,960
Payment on shares redeemed	(147,856)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	3,807,350
Payments on reverse repurchase agreements	(3,829,008)
Proceeds from sale-buyback transactions	2,271,275
Payments on sale-buyback transactions	(2,122,334)
Proceeds from deposits from counterparty	520
Payments on deposits from counterparty	(520)
Net cash received from financing activities	90,387

Net Increase in Cash and Foreign Currency	5,993

Cash and Foreign Currency:
Beginning of period	3,962
End of period	$9,955

* Reinvestment of dividends	$29,000

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$28

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Dell, Inc.
5.000% - 6.250% due 11/06/2013		$8,200	$8,178
H.J. Heinz Co.
3.500% due 06/05/2020		7,000	7,008

Total Bank Loan Obligations (Cost $15,142)			15,186

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.4%
Banco Santander Brasil S.A.
2.373% due 03/18/2014		1,900	1,891
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,405
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	600	781
5.400% due 12/01/2015		$252	253
5.750% due 09/15/2016		100	98

			6,428

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,065

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,578

Total Corporate Bonds & Notes (Cost $10,000)			10,071

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$2,200	2,858
7.550% due 04/01/2039		200	268
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		800	1,075

Total Municipal Bonds & Notes (Cost $4,571)			4,201

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
2.440% due 08/01/2022		197	191
2.850% due 06/01/2022		200	202
2.920% due 06/01/2022		600	591
3.000% due 01/01/2022		395	397

Total U.S. Government Agencies (Cost $1,439)			1,381

U.S. TREASURY OBLIGATIONS 17.7%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (g)(j)		13,675	11,494
0.750% due 02/15/2042 (g)(j)(m)		72,533	63,863
2.125% due 02/15/2040 (g)(j)		4,412	5,359
2.125% due 02/15/2041 (g)(j)		7,858	9,564
U.S. Treasury Notes
0.250% due 10/31/2013		167	167
0.250% due 01/31/2014		1,700	1,701
0.250% due 02/28/2014		800	801
0.250% due 03/31/2014		5,716	5,720
0.250% due 03/31/2014 (j)		6,100	6,104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 04/30/2014		$2,100	$2,102
0.250% due 05/31/2014		2,400	2,401
0.750% due 06/15/2014		200	201
1.000% due 01/15/2014		1,678	1,686
1.000% due 05/15/2014		800	806
1.250% due 02/15/2014		1,013	1,019
1.250% due 03/15/2014		2,587	2,607
1.250% due 04/15/2014		200	202
1.500% due 12/31/2013		100	101
1.750% due 01/31/2014		200	202
1.750% due 03/31/2014		300	304
1.875% due 02/28/2014		100	101
2.000% due 02/15/2023 (g)		192,200	184,850
2.250% due 05/31/2014		300	306

Total U.S. Treasury Obligations (Cost $326,605)			301,661

MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Assets Trust
0.383% due 09/25/2046		1,887	1,286
Banc of America Large Loan Trust
2.493% due 11/15/2015		3,843	3,855
Structured Adjustable Rate Mortgage Loan Trust
5.141% due 01/25/2036 ^		1,720	1,339

Total Mortgage-Backed Securities (Cost $6,286)			6,480

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.343% due 07/25/2036		1,628	1,384

Total Asset-Backed Securities (Cost $1,268)			1,384

SOVEREIGN ISSUES 6.8%
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2042	CLP	3,313,637	6,884
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	255,900	79,864
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		2,700	3,010
6.000% due 08/15/2040		2,600	2,935
6.000% due 08/15/2050		5,705	6,498
10.000% due 01/01/2014		2,854	1,285
10.000% due 01/01/2017		22,927	10,058
10.000% due 01/01/2021		425	182
10.000% due 01/01/2023		426	181
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	800	1,118
New Zealand Government Bond
5.500% due 04/15/2023	NZD	250	215
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		3,600	2,781

Total Sovereign Issues (Cost $128,516)			115,011

		SHARES
MUTUAL FUNDS (d)(e) 51.7%
PIMCO Emerging Local Bond Fund		7,101,070	69,449
PIMCO Emerging Markets Corporate Bond Fund		3,160,189	35,837
PIMCO EqS® Dividend Fund		9,014,609	107,003
PIMCO EqS® Emerging Markets Fund		10,558,394	87,212
PIMCO EqS Pathfinder Fund®		10,211,829	110,492

	SHARES	MARKET VALUE (000S)
PIMCO Income Fund	15,271,669	$186,467
PIMCO Investment Grade Corporate Bond Fund	4,357,540	46,016
PIMCO Real Return Fund	2,410,833	27,001
PIMCO RealEstateRealReturn Strategy Fund	838,195	3,680
PIMCO StocksPLUS® Fund	3,079,890	28,612
PIMCO Total Return Fund	2,562,937	27,577
PIMCO Unconstrained Bond Fund	13,290,349	150,048

Total Mutual Funds (Cost $881,149)		879,394

COMMON STOCKS 0.6%

FINANCIALS 0.6%
CIT Group, Inc. (a)	218,700	10,198

Total Common Stocks (Cost $9,553)		10,198

EXCHANGE-TRADED FUNDS 18.5%
iShares FTSE China 25 Index Fund	2,334,757	75,926
iShares Nasdaq Biotechnology Index Fund	157,266	27,345
SPDR Gold Trust	271,486	32,348
Vanguard FTSE Emerging Markets ETF	4,646,973	180,210

Total Exchange-Traded Funds (Cost $352,296)		315,829

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	22,062	69

Total Exchange-Traded Notes (Cost $1,708)		69

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.4%

REPURCHASE AGREEMENTS (f) 0.3%
		5,721

SHORT-TERM NOTES 0.1%
Freddie Mac
0.112% due 01/23/2014	$200	200
0.152% due 02/24/2014	300	300
0.162% due 02/04/2014 - 02/11/2014	1,500	1,499

		1,999

U.S. TREASURY BILLS 1.9%
0.112% due 08/15/2013 - 06/26/2014 (b)(g)(j)(m)	32,620	32,589

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 9.1%
PIMCO Short-Term Floating NAV Portfolio	15,513,374	155,227

Total Short-Term Instruments (Cost $195,531)		195,536

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

MARKET VALUE (000S)
PURCHASED OPTIONS (h)(k) 0.8%
(Cost $23,030)	$13,021

Total Investments 109.8% (Cost $1,957,094)	$1,869,422

Written Options (i)(l) (0.4%) (Premiums $7,963)	(6,934)

Other Assets and Liabilities (Net) (9.4%)	(159,914)

Net Assets 100.0%	$1,702,574

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,000	U.S. Treasury Bills 0.156% due 06/26/2014	$(2,041)	$2,000	$2,000
BRC	0.180%	06/28/2013	07/01/2013	2,000	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(2,048)	2,000	2,000
JPS	0.200%	06/28/2013	07/01/2013	300	U.S. Treasury Notes 1.500% due 07/31/2016	(307)	300	300
SAL	0.150%	06/28/2013	07/01/2013	800	U.S. Treasury Notes 0.750% due 09/15/2013	(817)	800	800
SSB	0.010%	06/28/2013	07/01/2013	621	Fannie Mae 2.200% due 10/17/2022	(638)	621	621

						$(5,851)	$5,721	$5,721

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.080%	06/18/2013	07/02/2013	$34,964	$(34,965)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/20/2013	07/16/2013	$38,291	$(38,319)
BPG	0.070%	06/20/2013	07/03/2013	19,049	(19,051)
GSC	0.070%	06/13/2013	07/05/2013	7,227	(7,229)
	0.070%	06/19/2013	07/11/2013	105,726	(105,787)
TDM	0.140%	06/18/2013	07/09/2013	2,005	(2,006)

					$(172,392)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $245,415 at a weighted average interest rate of 0.036%.
(3)	Payable for sale-buyback transactions includes $85 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $205,224 and cash of $1,010 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOA	$2,000	$(2,041)	$(41)	$0	$0	$0
BRC	2,000	(2,048)	(48)	0	0	0
BSN	(34,965)	34,806	(159)	0	0	0
DEU	0	(357)	(357)	0	0	0
JPS	300	(307)	(7)	0	0	0
SAL	0	0	0	800	(817)	(17)
SSB	621	(638)	(17)	0	0	0

Master Securities Forward Transactions Agreement
BCY	(38,319)	38,401	82	0	0	0
BPG	(19,051)	18,958	(93)	0	0	0
GSC	(113,016)	112,107	(909)	0	0	0
TDM	(2,006)	1,963	(43)	0	0	0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$130.000	08/23/2013	1,936	$9	$14

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares Russell 2000 Index Fund	$60.000	12/31/2013	14,610	$920	$304

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	268	$856	$199
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	3,310	2,077	1,102

				$2,933	$1,301

(i)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	134	$81	$(385)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	134	35	(4)

				$116	$(389)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	21	$21
Arabica Coffee September Futures	Short	09/2013	78	244
Cocoa September Futures	Short	09/2013	127	21
Copper September Futures	Short	09/2013	45	104
Corn September Futures	Long	09/2013	42	(56)
E-mini S&P 500 Index September Futures	Long	09/2013	366	(43)
Euro-OAT France Government Bond September Futures	Short	09/2013	344	1,212
IBEX 35 Index July Futures	Long	07/2013	175	(888)
Lean Hogs August Futures	Long	08/2013	181	(48)
Natural Gas July Futures	Short	07/2013	81	178
OMX Stockholm 30 Index July Futures	Long	07/2013	1,572	(793)
Platinum October Futures	Short	10/2013	70	113
Russell 2000 Mini Index September Futures	Short	09/2013	1,219	1,387
Soybean November Futures	Long	11/2013	82	(99)
U.S. Treasury 5-Year Note September Futures	Short	09/2013	1,918	2,796
United Kingdom Government 10-Year Gilt September Futures	Long	09/2013	225	(1,706)
Wheat September Futures	Short	09/2013	22	50

				$2,493

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 12,990	$(593)	$18

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013	$	47,900	$28	$92
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		5,400	7	30
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		75,400	(42)	674
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		791,000	(31,709)	(26,260)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		136,500	12,141	10,652
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	112,600	(1,325)	(1,880)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		258,100	(356)	(1,776)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		79,500	(4,666)	(4,112)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		68,000	(2,678)	(3,052)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		11,200	(247)	(247)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		17,450	(350)	(357)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	(12)	(131)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		185,100	(6,192)	(7,883)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		254,600	(3,754)	(5,254)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	56,700	(2,280)	(2,501)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	776	52
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,240,000	475	3,890

						$(40,184)	$(38,063)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(j)	Securities with an aggregate market value of $48,720 and cash of $31,812 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO Global Multi-Asset Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Exchange-Traded Options
CBOE	$1,605	$0
CBOT	(375)	0

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
DEU	$0	$0	$507	$(270)
FOB	57	(13)	0	0
MSC	1,929	(153)	0	0

Centrally Cleared Swaps
BCY	(6,109)	234	0	0
DEU	(6,471)	678	0	0
FOB	8,703	(483)	0	0
GSC	(16,228)	755	0	0
MSC	(4,025)	(66)	0	0
SAL	(16,035)	4,145	0	0
UBS	2,120	514	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	14,036	$	12,882	BRC	$52	$0	$52
07/2013		10,409		9,619	DUB	105	0	105
07/2013		8,309		7,973	GLM	379	0	379
07/2013		38,702		36,386	HUS	1,011	0	1,011
07/2013		4,700		4,468	JPM	171	0	171
07/2013		1,500		1,436	RYL	65	0	65
07/2013		18,806		18,400	WST	1,211	0	1,211
07/2013	BRL	2,041		934	BOA	20	0	20
07/2013		5,991		2,742	GLM	61	0	61
07/2013		2,041		934	UAG	20	0	20
07/2013	CAD	1,122		1,103	BOA	37	0	37
07/2013		10,465		10,130	BRC	183	0	183
07/2013	EUR	1,800		2,317	BOA	0	(27)	(27)
07/2013		1,750		2,288	BRC	10	0	10
07/2013		1,750		2,288	CBK	10	0	10
07/2013		1,050		1,397	DUB	30	0	30
07/2013		2,900		3,756	GLM	0	(19)	(19)
07/2013		1,050		1,397	HUS	30	0	30
07/2013	GBP	1,900		2,883	BOA	0	(7)	(7)
07/2013		1,500		2,319	BPS	37	0	37
07/2013		900		1,411	BRC	42	0	42
07/2013		3,400		5,201	CBK	37	(7)	30
07/2013		5,800		8,836	GLM	15	0	15
07/2013		900		1,411	JPM	42	0	42
07/2013	HKD	1,464,196		188,678	UAG	0	(112)	(112)
07/2013	ILS	20,901		5,717	MSC	0	(28)	(28)
07/2013	INR	1,444,208		26,064	UAG	1,864	0	1,864
07/2013	JPY	733,930		7,300	BRC	48	(148)	(100)
07/2013		242,568		2,400	FBF	0	(46)	(46)
07/2013		11,327,462		113,726	RYL	184	(676)	(492)
07/2013		223,403		2,300	UAG	47	0	47

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	KRW	25,793,015	$	23,104	CBK	$537	$0	$537
07/2013	MYR	116,570		36,515	SCX	185	(452)	(267)
07/2013	NOK	16,337		2,841	BPS	152	0	152
07/2013		9,772		1,700	CBK	92	0	92
07/2013		9,772		1,700	FBF	92	0	92
07/2013		15,788		2,750	JPM	151	0	151
07/2013	NZD	10,236		8,374	UAG	447	0	447
07/2013	PHP	192,917		4,756	JPM	284	0	284
07/2013	RUB	55,225		1,733	CBK	54	0	54
07/2013		90,160		2,805	JPM	61	0	61
07/2013	THB	416,027		13,954	UAG	548	0	548
07/2013	TWD	97,354		3,250	CBK	1	0	1
07/2013		1,024,244		34,371	HUS	188	0	188
07/2013	$	1,234	AUD	1,295	BRC	0	(50)	(50)
07/2013		12,373		13,023	CBK	0	(470)	(470)
07/2013		3,738		3,840	DUB	0	(228)	(228)
07/2013		13,072		13,756	HUS	0	(499)	(499)
07/2013		4,442		4,650	JPM	0	(191)	(191)
07/2013		13,182		14,141	MSC	0	(257)	(257)
07/2013		2,796		2,900	UAG	0	(144)	(144)
07/2013		950	BRL	2,041	BOA	0	(35)	(35)
07/2013		1,400		2,995	JPM	0	(59)	(59)
07/2013		2,350		5,036	UAG	0	(95)	(95)
07/2013		1,450	CAD	1,493	CBK	0	(31)	(31)
07/2013		900		932	DUB	0	(13)	(13)
07/2013		2,300		2,345	FBF	0	(71)	(71)
07/2013		550		561	MSC	0	(17)	(17)
07/2013		6,014	EUR	4,600	BOA	0	(26)	(26)
07/2013		1,417		1,080	BRC	0	(12)	(12)
07/2013		1,468		1,100	CBK	0	(36)	(36)
07/2013		1,335		1,000	DUB	0	(33)	(33)
07/2013		3,176		2,420	GLM	0	(26)	(26)
07/2013		4,229	GBP	2,700	BOA	0	(123)	(123)
07/2013		4,286		2,790	BRC	0	(43)	(43)
07/2013		2,785		1,810	CBK	0	(32)	(32)
07/2013		1,414		900	FBF	0	(46)	(46)
07/2013		1,414		900	HUS	0	(46)	(46)
07/2013		99,429	HKD	771,089	BRC	0	(6)	(6)
07/2013		11,900		92,376	HUS	11	0	11
07/2013		66,806		518,098	JPM	0	(3)	(3)
07/2013		10,650		82,633	UAG	5	0	5
07/2013		4,246	ILS	15,390	BRC	0	(16)	(16)
07/2013		985		3,567	HUS	0	(5)	(5)
07/2013		533		1,944	UAG	1	0	1
07/2013		20,690	INR	1,203,748	CBK	0	(519)	(519)
07/2013		4,297		240,460	JPM	0	(268)	(268)
07/2013		951	JPY	93,193	BPS	0	(12)	(12)
07/2013		2,398		228,163	BRC	0	(97)	(97)
07/2013		4,871		479,687	CBK	61	(95)	(34)
07/2013		40,611		4,042,310	DUB	168	(19)	149
07/2013		2,367		225,000	FBF	0	(98)	(98)
07/2013		11,100		1,066,041	GLM	0	(351)	(351)
07/2013		23,056		2,341,500	HUS	554	0	554
07/2013		17,565	KRW	20,454,857	BRC	331	0	331
07/2013		4,690		5,338,158	UAG	0	(20)	(20)
07/2013		950	MXN	12,207	DUB	0	(8)	(8)
07/2013		950		12,207	MSC	0	(8)	(8)
07/2013		2,803	MYR	8,630	BOA	0	(80)	(80)
07/2013		34,669		107,939	BPS	0	(610)	(610)
07/2013		1,700	NOK	9,803	BOA	0	(87)	(87)
07/2013		4,450		25,835	HUS	0	(198)	(198)
07/2013		2,750		16,032	JPM	0	(111)	(111)
07/2013		4,466	PHP	192,917	UAG	7	0	7
07/2013		850	RUB	27,612	CBK	0	(10)	(10)
07/2013		2,250		72,692	DUB	0	(38)	(38)
07/2013		1,400		45,080	JPM	0	(28)	(28)
07/2013		13,494	THB	416,027	HUS	0	(89)	(89)
07/2013		37,409	TWD	1,121,597	UAG	39	(17)	22
07/2013	ZAR	273,162	$	29,954	BOA	2,432	0	2,432
07/2013		8,227		825	HUS	0	(4)	(4)
07/2013		8,392		834	MSC	0	(11)	(11)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	BRL	10,872	$	5,357	BOA	$518	$0	$518
08/2013		6,841		3,174	CBK	130	0	130
08/2013		184,120		85,478	JPM	3,540	0	3,540
08/2013		125,236		61,638	UAG	5,904	0	5,904
08/2013	CHF	11,160		11,949	BPS	130	0	130
08/2013		8,128		8,400	GLM	0	(208)	(208)
08/2013		4,491		4,699	MSC	0	(57)	(57)
08/2013	CNY	117,225		18,678	BRC	0	(250)	(250)
08/2013		65,836		10,522	UAG	0	(108)	(108)
08/2013	CZK	32,190		1,638	MSC	27	0	27
08/2013	DKK	757		134	BRC	2	0	2
08/2013		5,770		1,005	MSC	0	(2)	(2)
08/2013	HUF	206,612		899	JPM	0	(9)	(9)
08/2013	IDR	172,076,500		17,456	JPM	564	0	564
08/2013	NOK	71,035		12,315	UAG	638	0	638
08/2013	PLN	43,492		13,721	GLM	666	0	666
08/2013	SEK	11,625		1,732	BRC	0	0	0
08/2013		26,404		4,060	HUS	127	0	127
08/2013		6,955		1,058	JPM	22	0	22
08/2013	$	7,088	BRL	15,451	BRC	0	(212)	(212)
08/2013		8,420		18,324	CBK	0	(265)	(265)
08/2013		14,500	CHF	13,368	BOA	0	(342)	(342)
08/2013		9,186		8,470	FBF	0	(215)	(215)
08/2013		2,177		2,000	GLM	0	(58)	(58)
08/2013		1,117	CNY	7,000	DUB	13	0	13
08/2013		12,332		77,020	UAG	106	(1)	105
08/2013		98	SEK	640	BPS	0	(3)	(3)
08/2013		419		2,810	BRC	0	(1)	(1)
08/2013		150		995	CBK	0	(2)	(2)
08/2013		154		1,035	DUB	0	0	0
08/2013		432		2,905	FBF	1	(1)	0
08/2013		162		1,075	MSC	0	(1)	(1)
08/2013		276		1,800	RBC	0	(8)	(8)
08/2013		72		480	UAG	0	(1)	(1)
09/2013	CAD	13,518	$	13,261	RBC	433	0	433
09/2013	CLP	1,457,437		2,846	HUS	10	0	10
09/2013		1,591,002		3,105	MSC	9	0	9
09/2013		2,872,893		5,768	UAG	177	0	177
09/2013	EUR	81,627		108,618	CBK	2,332	0	2,332
09/2013	GBP	18,220		28,307	BPS	608	0	608
09/2013		580		891	BRC	9	0	9
09/2013		430		663	DUB	9	0	9
09/2013		1,047		1,624	HUS	33	0	33
09/2013	MXN	171,678		13,597	HUS	439	0	439
09/2013		257,317		20,840	JPM	1,118	0	1,118
09/2013	SGD	2,500		2,008	JPM	34	0	34
09/2013	$	2,542	CAD	2,598	HUS	0	(77)	(77)
09/2013		73,598	EUR	55,572	DUB	0	(1,238)	(1,238)
09/2013		20,608		15,446	HUS	0	(496)	(496)
09/2013		29,572	GBP	18,834	FBF	0	(940)	(940)
09/2013		3,967	MXN	51,452	HUS	0	(23)	(23)
10/2013	CNY	202,889	$	32,143	DUB	0	(480)	(480)
10/2013		61,543		9,751	GLM	0	(145)	(145)
10/2013	COP	6,118,749		3,272	FBF	123	0	123
10/2013	HKD	771,089		99,451	BRC	0	(5)	(5)
10/2013		518,098		66,820	JPM	0	(5)	(5)
10/2013	INR	1,203,748		20,378	CBK	557	0	557
10/2013	KRW	20,454,857		17,506	BRC	0	(317)	(317)
10/2013	MYR	33,292		10,394	SCX	0	(24)	(24)
10/2013		9,983		3,125	UAG	1	0	1
10/2013	PEN	20,425		7,888	FBF	606	0	606
10/2013	PHP	192,917		4,451	UAG	0	(22)	(22)
10/2013	RUB	965,652		29,658	BOA	715	0	715
10/2013		152,412		4,788	CBK	220	0	220
10/2013	THB	416,027		13,424	HUS	81	0	81
10/2013	TRY	23,434		12,692	FBF	729	0	729
10/2013	TWD	993,353		33,169	UAG	0	(25)	(25)
10/2013	$	17,184	CNY	109,136	FBF	364	0	364
10/2013		24,433		155,296	UAG	538	0	538
10/2013		33,269	MYR	107,410	SCX	342	0	342
10/2013		3,953	PEN	10,212	FBF	0	(312)	(312)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2013	$	3,515	RUB	112,837	DUB	$0	$(133)	$(133)
10/2013		185	TRY	337	JPM	0	(12)	(12)
11/2013	CNY	68,693	$	10,874	CBK	0	(155)	(155)
11/2013	$	14,618	CNY	91,560	UAG	81	0	81
09/2015		1,547		9,400	DUB	0	(72)	(72)

						$34,068	$(13,138)	$20,930

(k)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC WTI Crude December Futures	MYC	$	130.000	11/15/2013	$	40,700	$2,849	$45
Call - OTC WTI Crude December Futures	MYC		150.000	11/17/2015		600	38	2

							$2,887	$47

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	18,560	$210	$17
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	7
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	5
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	7
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		145,000	7,743	6,868
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	3,097
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		19,200	968	719

								$14,130	$10,720

Foreign Currency Options

Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	DUB	$		1.000	05/22/2015		EUR	22,700	$1,124	$166
Put - OTC EUR versus USD	BPS			1.000	05/22/2015			25,000	787	183
Call - OTC USD versus CNY	UAG		CNY	6.410	02/26/2014	$		14,817	54	68
Call - OTC USD versus CNY	BPS			6.310	03/28/2014			14,738	113	118
Call - OTC USD versus CNY	UAG			6.363	03/30/2015			4,918	73	100

									$2,151	$635

(l)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$	140.000	11/11/2013	$	40,700	$2,991	$(36)
Call - OTC Brent Crude December Futures	MYC		160.000	11/10/2015		600	38	(3)

							$3,029	$(39)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	6,200	$20	$(27)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(96)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	0
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(51)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	7,700	16	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,600	6	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,900	8	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,800	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$	80,600	967	(541)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Interest	Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	25,900	$36	$(7)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		25,900	111	(372)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		107,600	60	(3)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		29,800	36	(12)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		107,600	272	(2,348)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		29,800	72	(268)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	10,700	56	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	6	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	7,800	24	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		14,700	30	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		22,800	95	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,100	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		23,600	409	(409)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,600	205	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		93,500	1,618	(1,618)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		37,500	125	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		12,400	34	(189)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		9,600	30	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		9,600	69	(365)

								$4,548	$(6,316)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$	56,300	$270	$(190)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premium
Balance at 12/31/2012	6,445	$1,400,600	AUD	0	EUR	34,500	GBP	2,700	JPY	12,450	NZD	4,600	$10,944
Sales	248,756	1,365,946		9,300		134,900		77,100		0		102,700	9,200
Closing Buys	(254,165)	(140,800)		(9,300)		(5,600)		(4,800)		(12,450)		0	(3,492)
Expirations	(768)	(1,633,746)		0		(117,100)		(55,500)		0		(88,900)	(7,468)
Exercised	0	(145,000)		0		(16,800)		(19,500)		0		(18,400)	(1,221)

Balance at 06/30/2013	268	$847,000	AUD	0	EUR	29,900	GBP	0	JPY	0	NZD	0	$7,963

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.513%	$	2,000	$(18)	$115	$(133)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.311%	$	600	$56	$9	$47
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		200	19	(7)	26
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%		7,200	1	(134)	135
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		3,200	22	(152)	174
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		1,300	9	(66)	75
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		800	6	(38)	44
China Government International Bond	RYL	1.000%	12/20/2016	0.805%		3,400	24	(158)	182
Venezuela Government International Bond	BPS	5.000%	03/20/2015	9.484%		200	(14)	(2)	(12)
Venezuela Government International Bond	DUB	5.000%	03/20/2015	9.484%		759	(52)	2	(54)

							$71	$(546)	$617

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20,760	$(444)	$196	$(640)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(387)	(202)	(185)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	(32)	(32)	0
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	61	92	(31)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	140	167	(27)
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	32	48	(16)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,633	106	132	(26)
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,633	106	122	(16)
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	44	29	15
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	428	259	169

							$54	$811	$(757)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS	EUR	1,600	$53	$(5)	$58
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		2,300	77	13	64
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		6,100	202	64	138
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		1,800	60	3	57
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	33,900	(891)	(78)	(813)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		145,000	(3,574)	(65)	(3,509)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		147,000	(3,393)	0	(3,393)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		900	(20)	0	(20)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		151,800	(3,335)	160	(3,495)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		63,800	(1,233)	(157)	(1,076)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		122,300	(2,618)	(130)	(2,488)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		18,600	(397)	16	(413)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		2,900	(60)	(2)	(58)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		51,600	(850)	527	(1,377)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		89,200	(1,473)	937	(2,410)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		33,100	(614)	(60)	(554)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		90,500	(1,643)	(114)	(1,529)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		2,700	(50)	5	(55)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		1,900	(35)	4	(39)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		1,700	(25)	22	(47)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,300	(25)	8	(33)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB		21,900	(310)	(377)	67

							$(20,154)	$771	$(20,925)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$ 15,424	$379	$0	$379

Collateral	(Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(m)	Securities with an aggregate market value of $19,552 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
BOA	$1,556	$(1,780)	$(224)	$0	$0	$0
BPS	642	(450)	192	0	0	0
BRC	(487)	798	311	0	0	0
CBK	2,475	(3,100)	(625)	0	0	0
DUB	(5,662)	5,171	(491)	0	0	0
FBF	(4,465)	3,939	(526)	0	0	0
GLM	(3,497)	3.820	323	0	0	0
GST	366	(260)	106	0	0	0
HUS	(3,079)	2,521	(558)	0	0	0
JPM	11,644	(10,443)	1201	0	0	0
MSC	(345)	(185)	(530)	0	0	0
MSX	0	(230)	(230)	0	0	0
MYC	(1,856)	(16)	(1,872)	(1)	0	(1)
RBC	425	(360)	65	0	0	0
RYL	(952)	2,274	1,322	0	0	0
SCX	51	0	51	0	0	0
UAG	8,093	(7,580)	513	0	0	0
WST	1,211	(910)	301	0	0	0

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$47	$0	$1,605	$635	$10,734	$13,021
Variation margin receivable on financial derivative instruments (2)	0	0	99	0	6,356	6,455
Unrealized appreciation on foreign currency contracts	0	0	0	34,068	0	34,068
Unrealized appreciation on OTC swap agreements	0	867	379	0	384	1,630

	$47	$867	$2,083	$34,703	$17,474	$55,174

Liabilities:
Written options outstanding	$39	$190	$0	$0	$6,705	$6,934
Variation margin payable on financial derivative instruments (2)	270	57	32	0	755	1,114
Unrealized depreciation on foreign currency contracts	0	0	0	13,138	0	13,138
Unrealized depreciation on OTC swap agreements	0	1,140	0	0	21,309	22,449

	$309	$1,387	$32	$13,138	$28,769	$43,635

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(5,910)	$(2,607)	$(1,058)	$(9,575)
Net realized gain (loss) on futures contracts	5,974	0	(10,041)	0	2,528	(1,539)
Net realized gain on written options	91	169	2,910	2,608	2,000	7,778
Net realized (loss) on swaps	(421)	(1,449)	0	0	(15,290)	(17,160)
Net realized (loss) on foreign currency transactions	0	0	0	(12,330)	0	(12,330)

	$5,644	$(1,280)	$(13,041)	$(12,329)	$(11,820)	$(32,826)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(336)	$0	$2,415	$334	$2,895	$5,308
Net change in unrealized appreciation (depreciation) on futures contracts	(1,081)	0	1,398	0	2,086	2,403
Net change in unrealized appreciation (depreciation) on written options	430	80	(1,325)	30	(3,820)	(4,605)
Net change in unrealized appreciation (depreciation) on swaps	568	(152)	265	0	(57,468)	(56,787)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	26,923	0	26,923

	$(419)	$(72)	$2,753	$27,287	$(56,307)	$(26,758)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,493 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(38,045) as reported in the Notes to Consolidated Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$15,186	$0	$15,186
Corporate Bonds & Notes
Banking & Finance	0	6,428	0	6,428
Industrials	0	2,065	0	2,065
Utilities	0	1,578	0	1,578
Municipal Bonds & Notes
California	0	4,201	0	4,201
U.S. Government Agencies	0	1,381	0	1,381
U.S. Treasury Obligations	0	301,661	0	301,661
Mortgage-Backed Securities	0	6,480	0	6,480
Asset-Backed Securities	0	1,384	0	1,384
Sovereign Issues	0	115,011	0	115,011
Mutual Funds	879,394	0	0	879,394
Common Stocks
Financials	10,198	0	0	10,198
Exchange-Traded Funds	315,829	0	0	315,829
Exchange-Traded Notes	69	0	0	69
Short-Term Instruments
Repurchase Agreements	0	5,721	0	5,721
Short-Term Notes	0	1,999	0	1,999
U.S. Treasury Bills	0	32,589	0	32,589
Central Funds Used for Cash Management Purposes	155,227	0	0	155,227
Purchased Options
Commodity Contracts	0	47	0	47

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$1,605	$0	$1,605
Foreign Exchange Contracts	0	635	0	635
Interest Rate Contracts	0	10,734	0	10,734
	$1,360,717	$508,705	$0	$1,869,422

Financial Derivative Instruments - Assets
Commodity Contracts	710	0	0	710
Credit Contracts	0	885	0	885
Equity Contracts	1,387	379	0	1,766
Foreign Exchange Contracts	0	34,068	0	34,068
Interest Rate Contracts	4,029	15,774	0	19,803
	$6,126	$51,106	$0	$57,232

Financial Derivative Instruments - Liabilities
Commodity Contracts	(203)	(39)	0	(242)
Credit Contracts	0	(1,330)	0	(1,330)
Equity Contracts	(1,724)	0	0	(1,724)
Foreign Exchange Contracts	0	(13,138)	0	(13,138)
Interest Rate Contracts	(1,706)	(81,467)	0	(83,173)
	$(3,633)	$(95,974)	$0	$(99,607)

Totals	$1,363,210	$463,837	$0	$1,827,047

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except funds of funds, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS®

Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser,

Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) Exchange-Traded Notes  The Portfolio may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors may also hold the ETN until maturity, for which the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A Portfolios’s decision to sell its ETN holdings may be limited by the availability of a secondary market. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

(c) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(d) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent

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administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had $8,177,897 in unfunded loan commitments.

(e) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

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Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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Notes to Financial Statements (Cont.)

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Acquired Fund that performs poorly or underperforms other Acquired Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties

(cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the

36	PIMCO VARIABLE INSURANCE TRUST

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Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	01/14/2009	$ 1,702,574	$ 52,625	3.1%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the

Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and

Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $3,947,800.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $336,816.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$2,737	$0

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$79,195	$1,721	$(3,000)	$(50)	$(8,417)	$69,449	$1,721	$0
PIMCO Emerging Markets Bond Fund	7,093	0	(7,105)	807	(795)	0	9	0
PIMCO Emerging Markets Corporate Bond Fund	81,365	903	(43,500)	2,152	(5,083)	35,837	902	0
PIMCO EqS Pathfinder Fund®	190,322	0	(86,300)	990	5,480	110,492	0	0
PIMCO EqS® Dividend Fund	60,294	79,947	(38,970)	1,354	4,378	107,003	2,247	0
PIMCO EqS® Emerging Markets Fund	97,573	0	(4,000)	(766)	(5,595)	87,212	0	0
PIMCO Global Advantage® Strategy Bond Fund	14,039	0	(14,034)	998	(1,003)	0	5	0
PIMCO Global Bond Fund (Unhedged)	6,990	0	(6,942)	163	(211)	0	4	0
PIMCO Income Fund	84,341	116,677	(10,500)	(407)	(3,644)	186,467	4,777	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	11,397	0	(11,380)	748	(765)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	36,177	12,321	0	0	(2,482)	46,016	921	0
PIMCO Real Return Fund	29,413	164	0	0	(2,576)	27,001	164	0
PIMCO RealEstateRealReturn Strategy Fund	3,926	173	0	0	(419)	3,680	173	0
PIMCO Short-Term Floating NAV Portfolio	49,940	782,899	(677,600)	(13)	1	155,227	99	0
PIMCO StocksPLUS® Fund	143,702	1,943	(130,400)	17,206	(3,839)	28,612	1,944	0
PIMCO Total Return Fund	28,437	368	0	0	(1,228)	27,577	368	0
PIMCO Unconstrained Bond Fund	169,075	803	(17,000)	(603)	(2,227)	150,048	803	0
Totals	$1,093,279	$997,919	$(1,050,731)	$22,579	$(28,425)	$1,034,621	$14,137	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,507,248	$1,409,855	$500,514	$814,254

SEMIANNUAL REPORT	JUNE 30, 2013	39

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	142	$1,818	1	$13
Administrative Class	1,483	18,805	3,663	46,128
Advisor Class	7,401	89,668	8,213	103,030
Issued as reinvestment of distributions
Institutional Class	3	30	0	0
Administrative Class	494	5,883	1,138	14,224
Advisor Class	1,928	23,087	4,283	53,646
Cost of shares redeemed
Institutional Class	0	(2)	0	0
Administrative Class	(1,693)	(21,128)	(2,071)	(25,916)
Advisor Class	(10,166)	(127,594)	(9,465)	(118,649)
Net increase (decrease) resulting from Portfolio share transactions	(408)	$(9,433)	5,762	$72,476

As of June 30, 2013, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 89% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,991,033	$28,492	$(150,103)	$(121,611)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	ETN	Exchange Traded Notes	SPDR	Standard & Poor’s Depository Receipts
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT32SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Multi-Asset Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Mutual Funds	47.0%
Exchange-Traded Funds	16.9%
U.S. Treasury Obligations	16.1%
Short-Term Instruments	10.5%
Sovereign Issues	6.2%
Other	3.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Global Multi-Asset Portfolio Institutional Class	-8.14%	-1.98%	-4.23%
MSCI World Index±	8.43%	18.58%	11.77%
1 Month LIBOR +5%±±	2.57%	5.21%	5.22%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.50% for Institutional Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± The 1 Month LIBOR +5% benchmark is created by adding 5% to the annual return of 1 Month LIBOR. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$918.60	$1,022.17
Expenses Paid During Period†	$2.52	$2.66
Net Annualized Expense Ratio††	0.53%	0.53%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»	Holdings of developed markets equities benefited performance as the MSCI World Index gained 8.43% during the reporting period.

»	An allocation to emerging markets equities detracted from performance as the MSCI Emerging Markets Index declined 9.57% during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) positioning detracted from performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets rose.

»	Exposure to emerging markets bonds, primarily through long exposure to interest rates in Brazil, detracted from performance as interest rates in Brazil rose.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS posted negative performance during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), modestly detracted from performance as the S&P 500 Index gained 13.82% during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$12.71		$12.68
Net investment income (a)	0.17		0.31
Net realized/unrealized gain (loss)	(1.20)		0.12
Total income (loss) from investment operations	(1.03)		0.43
Dividends from net investment income	(0.21)		(0.35)
Distributions from net realized capital gains	0.00		(0.05)
Total distributions	(0.21)		(0.40)
Net asset value end of year or period	$11.47		$12.71
Total return	(8.14)%		3.50%
Net assets end of year or period (000s)	$1,669		$13
Ratio of expenses to average net assets	0.53	%*	0.52	%*
Ratio of expenses to average net assets excluding waivers	0.99	%*	1.02	%*
Ratio of expenses to average net assets excluding interest expense	0.52	%*	0.52	%*
Ratio of expenses to average net assets excluding interest expense and waivers	0.98	%*	1.02	%*
Ratio of net investment income to average net assets	2.72	%*	3.66	%*
Portfolio turnover rate	101	%**	133	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$829,080
Investments in Affiliates, at value	1,034,621
Repurchase agreements, at value	5,721
Cash	324
Deposits with counterparty	32,822
Foreign currency, at value	9,631
Receivable for investments sold	37,695
OTC swap premiums paid	2,970
Variation margin receivable on financial derivative instruments	6,455
Unrealized appreciation on foreign currency contracts	34,068
Unrealized appreciation on OTC swap agreements	1,630
Receivable for Portfolio shares sold	24
Interest and dividends receivable	5,488
Dividends receivable from Affiliates	2,969
Reimbursement receivable from PIMCO	29
Other assets	4
2,003,531

Liabilities:
Payable for investments purchased	$10,999
Payable for investments in Affiliates purchased	18,869
Payable for reverse repurchase agreements	34,965
Payable for sale-buyback transactions	172,392
Written options outstanding	6,934
OTC swap premiums received	1,819
Variation margin payable on financial derivative instruments	1,114
Unrealized depreciation on foreign currency contracts	13,138
Unrealized depreciation on OTC swap agreements	22,449
Deposits from counterparty	15,449
Payable for Portfolio shares redeemed	1,781
Accrued investment advisory fees	660
Accrued supervisory and administrative fees	76
Accrued distribution fees	268
Accrued servicing fees	40
Other liabilities	4
300,957

Net Assets	$1,702,574

Net Assets Consist of:
Paid in capital	$1,830,195
Undistributed net investment income	19,837
Accumulated undistributed net realized (loss)	(24,740)
Net unrealized (depreciation)	(122,718)
$1,702,574

Net Assets:
Institutional Class	$1,669
Administrative Class	334,921
Advisor Class	1,365,984

Shares Issued and Outstanding:
Institutional Class	146
Administrative Class	29,185
Advisor Class	118,558

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.47
Administrative Class	11.48
Advisor Class	11.52

Cost of Investments	$915,001
Cost of Investments in Affiliates	$1,036,372
Cost of Repurchase Agreements	$5,721
Cost of Foreign Currency Held	$9,748
Premiums Received on Written Options	$7,963

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$6,672
Dividends, net of foreign taxes*	5,394
Dividends from Affiliate investments	14,137
Miscellaneous income	6
Total Income	26,209

Expenses:
Investment advisory fees	8,527
Supervisory and administrative fees	558
Servicing fees - Administrative Class	272
Distribution and/or servicing fees - Advisor Class	1,848
Trustees’ fees	12
Interest expense	114
Total Expenses	11,331
Waiver and/or Reimbursement by PIMCO	(4,285)
Net Expenses	7,046

Net Investment Income	19,163

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(16,042)
Net realized gain on Affiliate investments	22,579
Net realized (loss) on futures contracts	(1,539)
Net realized gain on written options	7,778
Net realized (loss) on swaps	(17,160)
Net realized (loss) on foreign currency transactions	(12,193)
Net change in unrealized (depreciation) on investments	(91,824)
Net change in unrealized (depreciation) on Affiliate investments	(28,425)
Net change in unrealized appreciation on futures contracts	2,403
Net change in unrealized (depreciation) on written options	(4,605)
Net change in unrealized (depreciation) on swaps	(56,787)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	26,245
Net (Loss)	(169,570)

Net (Decrease) in Net Assets Resulting from Operations	$(150,407)

* Foreign tax withholdings - Dividends	$9

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$19,163	$40,571
Net realized (loss)	(39,156)	(41,308)
Net realized gain (loss) on Affiliate investments	22,579	(1,664)
Net capital gain distributions received from Affiliate investments	0	9,501
Net change in unrealized appreciation (depreciation)	(124,568)	69,259
Net change in unrealized appreciation (depreciation) on Affiliate investments	(28,425)	77,651
Net increase (decrease) resulting from operations	(150,407)	154,010

Distributions to Shareholders:
From net investment income
Institutional Class	(30)	(0)^
Administrative Class	(5,883)	(12,773)
Advisor Class	(23,087)	(47,620)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(1,451)
Advisor Class	0	(6,026)

Total Distributions	(29,000)	(67,870)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(9,433)	72,476

Total Increase (Decrease) in Net Assets	(188,840)	158,616

Net Assets:
Beginning of period	1,891,414	1,732,798
End of period*	$1,702,574	$1,891,414

*Including undistributed net investment income of:	$19,837	$29,674

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Global Multi-Asset Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(150,407)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(2,006,313)
Proceeds from sales of long-term securities	2,206,140
Purchases of short-term portfolio investments, net	(89,021)
(Increase) in deposits with counterparty	(12,665)
Decrease in receivable for investments sold	30,605
(Increase) in interest and dividends receivable	(3,695)
Decrease in OTC swap premiums received (paid)	1,493
Decrease in reimbursement receivable from PIMCO	74
(Decrease) in payable for investments purchased	(168,731)
Increase in deposits from counterparty	3,428
(Decrease) in accrued investment advisory fees	(51)
(Decrease) in accrued supervisory and administrative fees	(30)
(Decrease) in accrued distribution fee	(40)
(Decrease) in accrued servicing fee	(5)
(Decrease) in variation margin (receivable) payable on financial derivative instruments	(32,940)
Payments on currency transactions	(12,872)
Increase in other liabilities	4
Net change in unrealized depreciation on investments	91,824
Net change in unrealized depreciation on Affiliate investments	28,425
Net change in unrealized (appreciation) on futures contracts	(2,403)
Net change in unrealized depreciation on written options	4,605
Net change in unrealized depreciation on swaps	56,787
Net change in unrealized (appreciation) on translation of assets and liabilities in foreign currencies	(26,245)
Net realized (gain) on investments, written options and foreign currency transactions	(2,122)
Net amortization (accretion) on investments	(239)
Net cash (used for) operating activities	(84,394)

Cash flows received from financing activities:
Proceeds from shares sold	110,960
Payment on shares redeemed	(147,856)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	3,807,350
Payments on reverse repurchase agreements	(3,829,008)
Proceeds from sale-buyback transactions	2,271,275
Payments on sale-buyback transactions	(2,122,334)
Proceeds from deposits from counterparty	520
Payments on deposits from counterparty	(520)
Net cash received from financing activities	90,387

Net Increase in Cash and Foreign Currency	5,993

Cash and Foreign Currency:
Beginning of period	3,962
End of period	$9,955

* Reinvestment of dividends	$29,000

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$28

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Dell, Inc.
5.000% - 6.250% due 11/06/2013		$8,200	$8,178
H.J. Heinz Co.
3.500% due 06/05/2020		7,000	7,008

Total Bank Loan Obligations (Cost $15,142)			15,186

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.4%
Banco Santander Brasil S.A.
2.373% due 03/18/2014		1,900	1,891
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,405
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	600	781
5.400% due 12/01/2015		$252	253
5.750% due 09/15/2016		100	98

			6,428

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,065

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,578

Total Corporate Bonds & Notes (Cost $10,000)			10,071

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$2,200	2,858
7.550% due 04/01/2039		200	268
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		800	1,075

Total Municipal Bonds & Notes (Cost $4,571)			4,201

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
2.440% due 08/01/2022		197	191
2.850% due 06/01/2022		200	202
2.920% due 06/01/2022		600	591
3.000% due 01/01/2022		395	397

Total U.S. Government Agencies (Cost $1,439)			1,381

U.S. TREASURY OBLIGATIONS 17.7%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (g)(j)		13,675	11,494
0.750% due 02/15/2042 (g)(j)(m)		72,533	63,863
2.125% due 02/15/2040 (g)(j)		4,412	5,359
2.125% due 02/15/2041 (g)(j)		7,858	9,564
U.S. Treasury Notes
0.250% due 10/31/2013		167	167
0.250% due 01/31/2014		1,700	1,701
0.250% due 02/28/2014		800	801
0.250% due 03/31/2014		5,716	5,720
0.250% due 03/31/2014 (j)		6,100	6,104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 04/30/2014		$2,100	$2,102
0.250% due 05/31/2014		2,400	2,401
0.750% due 06/15/2014		200	201
1.000% due 01/15/2014		1,678	1,686
1.000% due 05/15/2014		800	806
1.250% due 02/15/2014		1,013	1,019
1.250% due 03/15/2014		2,587	2,607
1.250% due 04/15/2014		200	202
1.500% due 12/31/2013		100	101
1.750% due 01/31/2014		200	202
1.750% due 03/31/2014		300	304
1.875% due 02/28/2014		100	101
2.000% due 02/15/2023 (g)		192,200	184,850
2.250% due 05/31/2014		300	306

Total U.S. Treasury Obligations (Cost $326,605)			301,661

MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Assets Trust
0.383% due 09/25/2046		1,887	1,286
Banc of America Large Loan Trust
2.493% due 11/15/2015		3,843	3,855
Structured Adjustable Rate Mortgage Loan Trust
5.141% due 01/25/2036 ^		1,720	1,339

Total Mortgage-Backed Securities (Cost $6,286)			6,480

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.343% due 07/25/2036		1,628	1,384

Total Asset-Backed Securities (Cost $1,268)			1,384

SOVEREIGN ISSUES 6.8%
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2042	CLP	3,313,637	6,884
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	255,900	79,864
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		2,700	3,010
6.000% due 08/15/2040		2,600	2,935
6.000% due 08/15/2050		5,705	6,498
10.000% due 01/01/2014		2,854	1,285
10.000% due 01/01/2017		22,927	10,058
10.000% due 01/01/2021		425	182
10.000% due 01/01/2023		426	181
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	800	1,118
New Zealand Government Bond
5.500% due 04/15/2023	NZD	250	215
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		3,600	2,781

Total Sovereign Issues (Cost $128,516)			115,011

		SHARES
MUTUAL FUNDS (d)(e) 51.7%
PIMCO Emerging Local Bond Fund		7,101,070	69,449
PIMCO Emerging Markets Corporate Bond Fund		3,160,189	35,837
PIMCO EqS® Dividend Fund		9,014,609	107,003
PIMCO EqS® Emerging Markets Fund		10,558,394	87,212
PIMCO EqS Pathfinder Fund®		10,211,829	110,492

	SHARES	MARKET VALUE (000S)
PIMCO Income Fund	15,271,669	$186,467
PIMCO Investment Grade Corporate Bond Fund	4,357,540	46,016
PIMCO Real Return Fund	2,410,833	27,001
PIMCO RealEstateRealReturn Strategy Fund	838,195	3,680
PIMCO StocksPLUS® Fund	3,079,890	28,612
PIMCO Total Return Fund	2,562,937	27,577
PIMCO Unconstrained Bond Fund	13,290,349	150,048

Total Mutual Funds (Cost $881,149)		879,394

COMMON STOCKS 0.6%

FINANCIALS 0.6%
CIT Group, Inc. (a)	218,700	10,198

Total Common Stocks (Cost $9,553)		10,198

EXCHANGE-TRADED FUNDS 18.5%
iShares FTSE China 25 Index Fund	2,334,757	75,926
iShares Nasdaq Biotechnology Index Fund	157,266	27,345
SPDR Gold Trust	271,486	32,348
Vanguard FTSE Emerging Markets ETF	4,646,973	180,210

Total Exchange-Traded Funds (Cost $352,296)		315,829

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	22,062	69

Total Exchange-Traded Notes (Cost $1,708)		69

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.4%

REPURCHASE AGREEMENTS (f) 0.3%
		5,721

SHORT-TERM NOTES 0.1%
Freddie Mac
0.112% due 01/23/2014	$200	200
0.152% due 02/24/2014	300	300
0.162% due 02/04/2014 - 02/11/2014	1,500	1,499

		1,999

U.S. TREASURY BILLS 1.9%
0.112% due 08/15/2013 - 06/26/2014 (b)(g)(j)(m)	32,620	32,589

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 9.1%
PIMCO Short-Term Floating NAV Portfolio	15,513,374	155,227

Total Short-Term Instruments (Cost $195,531)		195,536

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

MARKET VALUE (000S)
PURCHASED OPTIONS (h)(k) 0.8%
(Cost $23,030)	$13,021

Total Investments 109.8% (Cost $1,957,094)	$1,869,422

Written Options (i)(l) (0.4%) (Premiums $7,963)	(6,934)

Other Assets and Liabilities (Net) (9.4%)	(159,914)

Net Assets 100.0%	$1,702,574

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,000	U.S. Treasury Bills 0.156% due 06/26/2014	$(2,041)	$2,000	$2,000
BRC	0.180%	06/28/2013	07/01/2013	2,000	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(2,048)	2,000	2,000
JPS	0.200%	06/28/2013	07/01/2013	300	U.S. Treasury Notes 1.500% due 07/31/2016	(307)	300	300
SAL	0.150%	06/28/2013	07/01/2013	800	U.S. Treasury Notes 0.750% due 09/15/2013	(817)	800	800
SSB	0.010%	06/28/2013	07/01/2013	621	Fannie Mae 2.200% due 10/17/2022	(638)	621	621

						$(5,851)	$5,721	$5,721

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.080%	06/18/2013	07/02/2013	$34,964	$(34,965)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/20/2013	07/16/2013	$38,291	$(38,319)
BPG	0.070%	06/20/2013	07/03/2013	19,049	(19,051)
GSC	0.070%	06/13/2013	07/05/2013	7,227	(7,229)
	0.070%	06/19/2013	07/11/2013	105,726	(105,787)
TDM	0.140%	06/18/2013	07/09/2013	2,005	(2,006)

					$(172,392)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $245,415 at a weighted average interest rate of 0.036%.
(3)	Payable for sale-buyback transactions includes $85 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $205,224 and cash of $1,010 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOA	$2,000	$(2,041)	$(41)	$0	$0	$0
BRC	2,000	(2,048)	(48)	0	0	0
BSN	(34,965)	34,806	(159)	0	0	0
DEU	0	(357)	(357)	0	0	0
JPS	300	(307)	(7)	0	0	0
SAL	0	0	0	800	(817)	(17)
SSB	621	(638)	(17)	0	0	0

Master Securities Forward Transactions Agreement
BCY	(38,319)	38,401	82	0	0	0
BPG	(19,051)	18,958	(93)	0	0	0
GSC	(113,016)	112,107	(909)	0	0	0
TDM	(2,006)	1,963	(43)	0	0	0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$130.000	08/23/2013	1,936	$9	$14

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares Russell 2000 Index Fund	$60.000	12/31/2013	14,610	$920	$304

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	268	$856	$199
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	3,310	2,077	1,102

				$2,933	$1,301

(i)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	134	$81	$(385)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	134	35	(4)

				$116	$(389)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	21	$21
Arabica Coffee September Futures	Short	09/2013	78	244
Cocoa September Futures	Short	09/2013	127	21
Copper September Futures	Short	09/2013	45	104
Corn September Futures	Long	09/2013	42	(56)
E-mini S&P 500 Index September Futures	Long	09/2013	366	(43)
Euro-OAT France Government Bond September Futures	Short	09/2013	344	1,212
IBEX 35 Index July Futures	Long	07/2013	175	(888)
Lean Hogs August Futures	Long	08/2013	181	(48)
Natural Gas July Futures	Short	07/2013	81	178
OMX Stockholm 30 Index July Futures	Long	07/2013	1,572	(793)
Platinum October Futures	Short	10/2013	70	113
Russell 2000 Mini Index September Futures	Short	09/2013	1,219	1,387
Soybean November Futures	Long	11/2013	82	(99)
U.S. Treasury 5-Year Note September Futures	Short	09/2013	1,918	2,796
United Kingdom Government 10-Year Gilt September Futures	Long	09/2013	225	(1,706)
Wheat September Futures	Short	09/2013	22	50

				$2,493

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 12,990	$(593)	$18

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013	$	47,900	$28	$92
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		5,400	7	30
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		75,400	(42)	674
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		791,000	(31,709)	(26,260)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		136,500	12,141	10,652
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	112,600	(1,325)	(1,880)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		258,100	(356)	(1,776)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		79,500	(4,666)	(4,112)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		68,000	(2,678)	(3,052)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		11,200	(247)	(247)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		17,450	(350)	(357)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	(12)	(131)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		185,100	(6,192)	(7,883)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		254,600	(3,754)	(5,254)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	56,700	(2,280)	(2,501)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	776	52
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,240,000	475	3,890

						$(40,184)	$(38,063)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(j)	Securities with an aggregate market value of $48,720 and cash of $31,812 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO Global Multi-Asset Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Exchange-Traded Options
CBOE	$1,605	$0
CBOT	(375)	0

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
DEU	$0	$0	$507	$(270)
FOB	57	(13)	0	0
MSC	1,929	(153)	0	0

Centrally Cleared Swaps
BCY	(6,109)	234	0	0
DEU	(6,471)	678	0	0
FOB	8,703	(483)	0	0
GSC	(16,228)	755	0	0
MSC	(4,025)	(66)	0	0
SAL	(16,035)	4,145	0	0
UBS	2,120	514	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	14,036	$	12,882	BRC	$52	$0	$52
07/2013		10,409		9,619	DUB	105	0	105
07/2013		8,309		7,973	GLM	379	0	379
07/2013		38,702		36,386	HUS	1,011	0	1,011
07/2013		4,700		4,468	JPM	171	0	171
07/2013		1,500		1,436	RYL	65	0	65
07/2013		18,806		18,400	WST	1,211	0	1,211
07/2013	BRL	2,041		934	BOA	20	0	20
07/2013		5,991		2,742	GLM	61	0	61
07/2013		2,041		934	UAG	20	0	20
07/2013	CAD	1,122		1,103	BOA	37	0	37
07/2013		10,465		10,130	BRC	183	0	183
07/2013	EUR	1,800		2,317	BOA	0	(27)	(27)
07/2013		1,750		2,288	BRC	10	0	10
07/2013		1,750		2,288	CBK	10	0	10
07/2013		1,050		1,397	DUB	30	0	30
07/2013		2,900		3,756	GLM	0	(19)	(19)
07/2013		1,050		1,397	HUS	30	0	30
07/2013	GBP	1,900		2,883	BOA	0	(7)	(7)
07/2013		1,500		2,319	BPS	37	0	37
07/2013		900		1,411	BRC	42	0	42
07/2013		3,400		5,201	CBK	37	(7)	30
07/2013		5,800		8,836	GLM	15	0	15
07/2013		900		1,411	JPM	42	0	42
07/2013	HKD	1,464,196		188,678	UAG	0	(112)	(112)
07/2013	ILS	20,901		5,717	MSC	0	(28)	(28)
07/2013	INR	1,444,208		26,064	UAG	1,864	0	1,864
07/2013	JPY	733,930		7,300	BRC	48	(148)	(100)
07/2013		242,568		2,400	FBF	0	(46)	(46)
07/2013		11,327,462		113,726	RYL	184	(676)	(492)
07/2013		223,403		2,300	UAG	47	0	47

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	KRW	25,793,015	$	23,104	CBK	$537	$0	$537
07/2013	MYR	116,570		36,515	SCX	185	(452)	(267)
07/2013	NOK	16,337		2,841	BPS	152	0	152
07/2013		9,772		1,700	CBK	92	0	92
07/2013		9,772		1,700	FBF	92	0	92
07/2013		15,788		2,750	JPM	151	0	151
07/2013	NZD	10,236		8,374	UAG	447	0	447
07/2013	PHP	192,917		4,756	JPM	284	0	284
07/2013	RUB	55,225		1,733	CBK	54	0	54
07/2013		90,160		2,805	JPM	61	0	61
07/2013	THB	416,027		13,954	UAG	548	0	548
07/2013	TWD	97,354		3,250	CBK	1	0	1
07/2013		1,024,244		34,371	HUS	188	0	188
07/2013	$	1,234	AUD	1,295	BRC	0	(50)	(50)
07/2013		12,373		13,023	CBK	0	(470)	(470)
07/2013		3,738		3,840	DUB	0	(228)	(228)
07/2013		13,072		13,756	HUS	0	(499)	(499)
07/2013		4,442		4,650	JPM	0	(191)	(191)
07/2013		13,182		14,141	MSC	0	(257)	(257)
07/2013		2,796		2,900	UAG	0	(144)	(144)
07/2013		950	BRL	2,041	BOA	0	(35)	(35)
07/2013		1,400		2,995	JPM	0	(59)	(59)
07/2013		2,350		5,036	UAG	0	(95)	(95)
07/2013		1,450	CAD	1,493	CBK	0	(31)	(31)
07/2013		900		932	DUB	0	(13)	(13)
07/2013		2,300		2,345	FBF	0	(71)	(71)
07/2013		550		561	MSC	0	(17)	(17)
07/2013		6,014	EUR	4,600	BOA	0	(26)	(26)
07/2013		1,417		1,080	BRC	0	(12)	(12)
07/2013		1,468		1,100	CBK	0	(36)	(36)
07/2013		1,335		1,000	DUB	0	(33)	(33)
07/2013		3,176		2,420	GLM	0	(26)	(26)
07/2013		4,229	GBP	2,700	BOA	0	(123)	(123)
07/2013		4,286		2,790	BRC	0	(43)	(43)
07/2013		2,785		1,810	CBK	0	(32)	(32)
07/2013		1,414		900	FBF	0	(46)	(46)
07/2013		1,414		900	HUS	0	(46)	(46)
07/2013		99,429	HKD	771,089	BRC	0	(6)	(6)
07/2013		11,900		92,376	HUS	11	0	11
07/2013		66,806		518,098	JPM	0	(3)	(3)
07/2013		10,650		82,633	UAG	5	0	5
07/2013		4,246	ILS	15,390	BRC	0	(16)	(16)
07/2013		985		3,567	HUS	0	(5)	(5)
07/2013		533		1,944	UAG	1	0	1
07/2013		20,690	INR	1,203,748	CBK	0	(519)	(519)
07/2013		4,297		240,460	JPM	0	(268)	(268)
07/2013		951	JPY	93,193	BPS	0	(12)	(12)
07/2013		2,398		228,163	BRC	0	(97)	(97)
07/2013		4,871		479,687	CBK	61	(95)	(34)
07/2013		40,611		4,042,310	DUB	168	(19)	149
07/2013		2,367		225,000	FBF	0	(98)	(98)
07/2013		11,100		1,066,041	GLM	0	(351)	(351)
07/2013		23,056		2,341,500	HUS	554	0	554
07/2013		17,565	KRW	20,454,857	BRC	331	0	331
07/2013		4,690		5,338,158	UAG	0	(20)	(20)
07/2013		950	MXN	12,207	DUB	0	(8)	(8)
07/2013		950		12,207	MSC	0	(8)	(8)
07/2013		2,803	MYR	8,630	BOA	0	(80)	(80)
07/2013		34,669		107,939	BPS	0	(610)	(610)
07/2013		1,700	NOK	9,803	BOA	0	(87)	(87)
07/2013		4,450		25,835	HUS	0	(198)	(198)
07/2013		2,750		16,032	JPM	0	(111)	(111)
07/2013		4,466	PHP	192,917	UAG	7	0	7
07/2013		850	RUB	27,612	CBK	0	(10)	(10)
07/2013		2,250		72,692	DUB	0	(38)	(38)
07/2013		1,400		45,080	JPM	0	(28)	(28)
07/2013		13,494	THB	416,027	HUS	0	(89)	(89)
07/2013		37,409	TWD	1,121,597	UAG	39	(17)	22
07/2013	ZAR	273,162	$	29,954	BOA	2,432	0	2,432
07/2013		8,227		825	HUS	0	(4)	(4)
07/2013		8,392		834	MSC	0	(11)	(11)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	BRL	10,872	$	5,357	BOA	$518	$0	$518
08/2013		6,841		3,174	CBK	130	0	130
08/2013		184,120		85,478	JPM	3,540	0	3,540
08/2013		125,236		61,638	UAG	5,904	0	5,904
08/2013	CHF	11,160		11,949	BPS	130	0	130
08/2013		8,128		8,400	GLM	0	(208)	(208)
08/2013		4,491		4,699	MSC	0	(57)	(57)
08/2013	CNY	117,225		18,678	BRC	0	(250)	(250)
08/2013		65,836		10,522	UAG	0	(108)	(108)
08/2013	CZK	32,190		1,638	MSC	27	0	27
08/2013	DKK	757		134	BRC	2	0	2
08/2013		5,770		1,005	MSC	0	(2)	(2)
08/2013	HUF	206,612		899	JPM	0	(9)	(9)
08/2013	IDR	172,076,500		17,456	JPM	564	0	564
08/2013	NOK	71,035		12,315	UAG	638	0	638
08/2013	PLN	43,492		13,721	GLM	666	0	666
08/2013	SEK	11,625		1,732	BRC	0	0	0
08/2013		26,404		4,060	HUS	127	0	127
08/2013		6,955		1,058	JPM	22	0	22
08/2013	$	7,088	BRL	15,451	BRC	0	(212)	(212)
08/2013		8,420		18,324	CBK	0	(265)	(265)
08/2013		14,500	CHF	13,368	BOA	0	(342)	(342)
08/2013		9,186		8,470	FBF	0	(215)	(215)
08/2013		2,177		2,000	GLM	0	(58)	(58)
08/2013		1,117	CNY	7,000	DUB	13	0	13
08/2013		12,332		77,020	UAG	106	(1)	105
08/2013		98	SEK	640	BPS	0	(3)	(3)
08/2013		419		2,810	BRC	0	(1)	(1)
08/2013		150		995	CBK	0	(2)	(2)
08/2013		154		1,035	DUB	0	0	0
08/2013		432		2,905	FBF	1	(1)	0
08/2013		162		1,075	MSC	0	(1)	(1)
08/2013		276		1,800	RBC	0	(8)	(8)
08/2013		72		480	UAG	0	(1)	(1)
09/2013	CAD	13,518	$	13,261	RBC	433	0	433
09/2013	CLP	1,457,437		2,846	HUS	10	0	10
09/2013		1,591,002		3,105	MSC	9	0	9
09/2013		2,872,893		5,768	UAG	177	0	177
09/2013	EUR	81,627		108,618	CBK	2,332	0	2,332
09/2013	GBP	18,220		28,307	BPS	608	0	608
09/2013		580		891	BRC	9	0	9
09/2013		430		663	DUB	9	0	9
09/2013		1,047		1,624	HUS	33	0	33
09/2013	MXN	171,678		13,597	HUS	439	0	439
09/2013		257,317		20,840	JPM	1,118	0	1,118
09/2013	SGD	2,500		2,008	JPM	34	0	34
09/2013	$	2,542	CAD	2,598	HUS	0	(77)	(77)
09/2013		73,598	EUR	55,572	DUB	0	(1,238)	(1,238)
09/2013		20,608		15,446	HUS	0	(496)	(496)
09/2013		29,572	GBP	18,834	FBF	0	(940)	(940)
09/2013		3,967	MXN	51,452	HUS	0	(23)	(23)
10/2013	CNY	202,889	$	32,143	DUB	0	(480)	(480)
10/2013		61,543		9,751	GLM	0	(145)	(145)
10/2013	COP	6,118,749		3,272	FBF	123	0	123
10/2013	HKD	771,089		99,451	BRC	0	(5)	(5)
10/2013		518,098		66,820	JPM	0	(5)	(5)
10/2013	INR	1,203,748		20,378	CBK	557	0	557
10/2013	KRW	20,454,857		17,506	BRC	0	(317)	(317)
10/2013	MYR	33,292		10,394	SCX	0	(24)	(24)
10/2013		9,983		3,125	UAG	1	0	1
10/2013	PEN	20,425		7,888	FBF	606	0	606
10/2013	PHP	192,917		4,451	UAG	0	(22)	(22)
10/2013	RUB	965,652		29,658	BOA	715	0	715
10/2013		152,412		4,788	CBK	220	0	220
10/2013	THB	416,027		13,424	HUS	81	0	81
10/2013	TRY	23,434		12,692	FBF	729	0	729
10/2013	TWD	993,353		33,169	UAG	0	(25)	(25)
10/2013	$	17,184	CNY	109,136	FBF	364	0	364
10/2013		24,433		155,296	UAG	538	0	538
10/2013		33,269	MYR	107,410	SCX	342	0	342
10/2013		3,953	PEN	10,212	FBF	0	(312)	(312)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2013	$	3,515	RUB	112,837	DUB	$0	$(133)	$(133)
10/2013		185	TRY	337	JPM	0	(12)	(12)
11/2013	CNY	68,693	$	10,874	CBK	0	(155)	(155)
11/2013	$	14,618	CNY	91,560	UAG	81	0	81
09/2015		1,547		9,400	DUB	0	(72)	(72)

						$34,068	$(13,138)	$20,930

(k)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC WTI Crude December Futures	MYC	$	130.000	11/15/2013	$	40,700	$2,849	$45
Call - OTC WTI Crude December Futures	MYC		150.000	11/17/2015		600	38	2

							$2,887	$47

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	18,560	$210	$17
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	7
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	5
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	7
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		145,000	7,743	6,868
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	3,097
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		19,200	968	719

								$14,130	$10,720

Foreign Currency Options

Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	DUB	$		1.000	05/22/2015		EUR	22,700	$1,124	$166
Put - OTC EUR versus USD	BPS			1.000	05/22/2015			25,000	787	183
Call - OTC USD versus CNY	UAG		CNY	6.410	02/26/2014	$		14,817	54	68
Call - OTC USD versus CNY	BPS			6.310	03/28/2014			14,738	113	118
Call - OTC USD versus CNY	UAG			6.363	03/30/2015			4,918	73	100

									$2,151	$635

(l)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$	140.000	11/11/2013	$	40,700	$2,991	$(36)
Call - OTC Brent Crude December Futures	MYC		160.000	11/10/2015		600	38	(3)

							$3,029	$(39)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	6,200	$20	$(27)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(96)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	0
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(51)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	7,700	16	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,600	6	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,900	8	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,800	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$	80,600	967	(541)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Interest	Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	25,900	$36	$(7)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		25,900	111	(372)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		107,600	60	(3)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		29,800	36	(12)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		107,600	272	(2,348)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		29,800	72	(268)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	10,700	56	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	6	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	7,800	24	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		14,700	30	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		22,800	95	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,100	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		23,600	409	(409)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,600	205	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		93,500	1,618	(1,618)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		37,500	125	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		12,400	34	(189)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		9,600	30	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		9,600	69	(365)

								$4,548	$(6,316)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$	56,300	$270	$(190)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premium
Balance at 12/31/2012	6,445	$1,400,600	AUD	0	EUR	34,500	GBP	2,700	JPY	12,450	NZD	4,600	$10,944
Sales	248,756	1,365,946		9,300		134,900		77,100		0		102,700	9,200
Closing Buys	(254,165)	(140,800)		(9,300)		(5,600)		(4,800)		(12,450)		0	(3,492)
Expirations	(768)	(1,633,746)		0		(117,100)		(55,500)		0		(88,900)	(7,468)
Exercised	0	(145,000)		0		(16,800)		(19,500)		0		(18,400)	(1,221)

Balance at 06/30/2013	268	$847,000	AUD	0	EUR	29,900	GBP	0	JPY	0	NZD	0	$7,963

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.513%	$	2,000	$(18)	$115	$(133)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.311%	$	600	$56	$9	$47
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		200	19	(7)	26
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%		7,200	1	(134)	135
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		3,200	22	(152)	174
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		1,300	9	(66)	75
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		800	6	(38)	44
China Government International Bond	RYL	1.000%	12/20/2016	0.805%		3,400	24	(158)	182
Venezuela Government International Bond	BPS	5.000%	03/20/2015	9.484%		200	(14)	(2)	(12)
Venezuela Government International Bond	DUB	5.000%	03/20/2015	9.484%		759	(52)	2	(54)

							$71	$(546)	$617

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20,760	$(444)	$196	$(640)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(387)	(202)	(185)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	(32)	(32)	0
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	61	92	(31)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	140	167	(27)
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	32	48	(16)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,633	106	132	(26)
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,633	106	122	(16)
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	44	29	15
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	428	259	169

							$54	$811	$(757)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS	EUR	1,600	$53	$(5)	$58
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		2,300	77	13	64
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		6,100	202	64	138
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		1,800	60	3	57
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	33,900	(891)	(78)	(813)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		145,000	(3,574)	(65)	(3,509)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		147,000	(3,393)	0	(3,393)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		900	(20)	0	(20)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		151,800	(3,335)	160	(3,495)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		63,800	(1,233)	(157)	(1,076)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		122,300	(2,618)	(130)	(2,488)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		18,600	(397)	16	(413)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		2,900	(60)	(2)	(58)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		51,600	(850)	527	(1,377)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		89,200	(1,473)	937	(2,410)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		33,100	(614)	(60)	(554)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		90,500	(1,643)	(114)	(1,529)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		2,700	(50)	5	(55)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		1,900	(35)	4	(39)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		1,700	(25)	22	(47)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,300	(25)	8	(33)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB		21,900	(310)	(377)	67

							$(20,154)	$771	$(20,925)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$ 15,424	$379	$0	$379

Collateral	(Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(m)	Securities with an aggregate market value of $19,552 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
BOA	$1,556	$(1,780)	$(224)	$0	$0	$0
BPS	642	(450)	192	0	0	0
BRC	(487)	798	311	0	0	0
CBK	2,475	(3,100)	(625)	0	0	0
DUB	(5,662)	5,171	(491)	0	0	0
FBF	(4,465)	3,939	(526)	0	0	0
GLM	(3,497)	3,820	323	0	0	0
GST	366	(260)	106	0	0	0
HUS	(3,079)	2,521	(558)	0	0	0
JPM	11,644	(10,443)	1201	0	0	0
MSC	(345)	(185)	(530)	0	0	0
MSX	0	(230)	(230)	0	0	0
MYC	(1,856)	(16)	(1,872)	(1)	0	(1)
RBC	425	(360)	65	0	0	0
RYL	(952)	2,274	1,322	0	0	0
SCX	51	0	51	0	0	0
UAG	8,093	(7,580)	513	0	0	0
WST	1,211	(910)	301	0	0	0

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$47	$0	$1,605	$635	$10,734	$13,021
Variation margin receivable on financial derivative instruments (2)	0	0	99	0	6,356	6,455
Unrealized appreciation on foreign currency contracts	0	0	0	34,068	0	34,068
Unrealized appreciation on OTC swap agreements	0	867	379	0	384	1,630

	$47	$867	$2,083	$34,703	$17,474	$55,174

Liabilities:
Written options outstanding	$39	$190	$0	$0	$6,705	$6,934
Variation margin payable on financial derivative instruments (2)	270	57	32	0	755	1,114
Unrealized depreciation on foreign currency contracts	0	0	0	13,138	0	13,138
Unrealized depreciation on OTC swap agreements	0	1,140	0	0	21,309	22,449

	$309	$1,387	$32	$13,138	$28,769	$43,635

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(5,910)	$(2,607)	$(1,058)	$(9,575)
Net realized gain (loss) on futures contracts	5,974	0	(10,041)	0	2,528	(1,539)
Net realized gain on written options	91	169	2,910	2,608	2,000	7,778
Net realized (loss) on swaps	(421)	(1,449)	0	0	(15,290)	(17,160)
Net realized (loss) on foreign currency transactions	0	0	0	(12,330)	0	(12,330)

	$5,644	$(1,280)	$(13,041)	$(12,329)	$(11,820)	$(32,826)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(336)	$0	$2,415	$334	$2,895	$5,308
Net change in unrealized appreciation (depreciation) on futures contracts	(1,081)	0	1,398	0	2,086	2,403
Net change in unrealized appreciation (depreciation) on written options	430	80	(1,325)	30	(3,820)	(4,605)
Net change in unrealized appreciation (depreciation) on swaps	568	(152)	265	0	(57,468)	(56,787)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	26,923	0	26,923

	$(419)	$(72)	$2,753	$27,287	$(56,307)	$(26,758)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,493 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(38,045) as reported in the Notes to Consolidated Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$15,186	$0	$15,186
Corporate Bonds & Notes
Banking & Finance	0	6,428	0	6,428
Industrials	0	2,065	0	2,065
Utilities	0	1,578	0	1,578
Municipal Bonds & Notes
California	0	4,201	0	4,201
U.S. Government Agencies	0	1,381	0	1,381
U.S. Treasury Obligations	0	301,661	0	301,661
Mortgage-Backed Securities	0	6,480	0	6,480
Asset-Backed Securities	0	1,384	0	1,384
Sovereign Issues	0	115,011	0	115,011
Mutual Funds	879,394	0	0	879,394
Common Stocks
Financials	10,198	0	0	10,198
Exchange-Traded Funds	315,829	0	0	315,829
Exchange-Traded Notes	69	0	0	69
Short-Term Instruments
Repurchase Agreements	0	5,721	0	5,721
Short-Term Notes	0	1,999	0	1,999
U.S. Treasury Bills	0	32,589	0	32,589
Central Funds Used for Cash Management Purposes	155,227	0	0	155,227
Purchased Options
Commodity Contracts	0	47	0	47

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$1,605	$0	$1,605
Foreign Exchange Contracts	0	635	0	635
Interest Rate Contracts	0	10,734	0	10,734
	$1,360,717	$508,705	$0	$1,869,422

Financial Derivative Instruments - Assets
Commodity Contracts	710	0	0	710
Credit Contracts	0	885	0	885
Equity Contracts	1,387	379	0	1,766
Foreign Exchange Contracts	0	34,068	0	34,068
Interest Rate Contracts	4,029	15,774	0	19,803
	$6,126	$51,106	$0	$57,232

Financial Derivative Instruments - Liabilities
Commodity Contracts	(203)	(39)	0	(242)
Credit Contracts	0	(1,330)	0	(1,330)
Equity Contracts	(1,724)	0	0	(1,724)
Foreign Exchange Contracts	0	(13,138)	0	(13,138)
Interest Rate Contracts	(1,706)	(81,467)	0	(83,173)
	$(3,633)	$(95,974)	$0	$(99,607)

Totals	$1,363,210	$463,837	$0	$1,827,047

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except funds of funds, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS®

Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser,

Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value

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hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2

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Notes to Financial Statements (Cont.)

of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) Exchange-Traded Notes  The Portfolio may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors may also hold the ETN until maturity, for which the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A Portfolios’s decision to sell its ETN holdings may be limited by the availability of a secondary market. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

(c) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(d) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent

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administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had $8,177,897 in unfunded loan commitments.

(e) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

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Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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Notes to Financial Statements (Cont.)

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Acquired Fund that performs poorly or underperforms other Acquired Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties

(cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the

36	PIMCO VARIABLE INSURANCE TRUST

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Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	01/14/2009	$ 1,702,574	$ 52,625	3.1%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the

Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

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Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and

Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $3,947,800.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $336,816.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$2,737	$0

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$79,195	$1,721	$(3,000)	$(50)	$(8,417)	$69,449	$1,721	$0
PIMCO Emerging Markets Bond Fund	7,093	0	(7,105)	807	(795)	0	9	0
PIMCO Emerging Markets Corporate Bond Fund	81,365	903	(43,500)	2,152	(5,083)	35,837	902	0
PIMCO EqS Pathfinder Fund®	190,322	0	(86,300)	990	5,480	110,492	0	0
PIMCO EqS® Dividend Fund	60,294	79,947	(38,970)	1,354	4,378	107,003	2,247	0
PIMCO EqS® Emerging Markets Fund	97,573	0	(4,000)	(766)	(5,595)	87,212	0	0
PIMCO Global Advantage® Strategy Bond Fund	14,039	0	(14,034)	998	(1,003)	0	5	0
PIMCO Global Bond Fund (Unhedged)	6,990	0	(6,942)	163	(211)	0	4	0
PIMCO Income Fund	84,341	116,677	(10,500)	(407)	(3,644)	186,467	4,777	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	11,397	0	(11,380)	748	(765)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	36,177	12,321	0	0	(2,482)	46,016	921	0
PIMCO Real Return Fund	29,413	164	0	0	(2,576)	27,001	164	0
PIMCO RealEstateRealReturn Strategy Fund	3,926	173	0	0	(419)	3,680	173	0
PIMCO Short-Term Floating NAV Portfolio	49,940	782,899	(677,600)	(13)	1	155,227	99	0
PIMCO StocksPLUS® Fund	143,702	1,943	(130,400)	17,206	(3,839)	28,612	1,944	0
PIMCO Total Return Fund	28,437	368	0	0	(1,228)	27,577	368	0
PIMCO Unconstrained Bond Fund	169,075	803	(17,000)	(603)	(2,227)	150,048	803	0
Totals	$1,093,279	$997,919	$(1,050,731)	$22,579	$(28,425)	$1,034,621	$14,137	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,507,248	$1,409,855	$500,514	$814,254

SEMIANNUAL REPORT	JUNE 30, 2013	39

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	142	$1,818	1	$13
Administrative Class	1,483	18,805	3,663	46,128
Advisor Class	7,401	89,668	8,213	103,030
Issued as reinvestment of distributions
Institutional Class	3	30	0	0
Administrative Class	494	5,883	1,138	14,224
Advisor Class	1,928	23,087	4,283	53,646
Cost of shares redeemed
Institutional Class	0	(2)	0	0
Administrative Class	(1,693)	(21,128)	(2,071)	(25,916)
Advisor Class	(10,166)	(127,594)	(9,465)	(118,649)
Net increase (decrease) resulting from Portfolio share transactions	(408)	$(9,433)	5,762	$72,476

As of June 30, 2013, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 89% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,991,033	$28,492	$(150,103)	$(121,611)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	ETN	Exchange Traded Notes	SPDR	Standard & Poor’s Depository Receipts
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT34SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Global Multi-Asset Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Global Multi-Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the 1940 Act or exemptive relief therefrom.

The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds. Among the principal risks of investing in the Portfolio are allocation risk, Acquired Fund risk, interest rate risk, credit risk, high yield risk, distressed company risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, short sales risk, tax risk, subsidiary risk, value investing risk, arbitrage risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio or an Acquired Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio or an Acquired Fund. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s or Acquired Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio or Acquired Fund may engage in such transactions regardless of whether the Portfolio or Acquired Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio or an Acquired Fund may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s or Acquired Fund’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Acquired Funds, which includes the Underlying PIMCO Funds and other funds, in addition to the Portfolio’s direct fees and expenses.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measures performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO VARIABLE INSURANCE TRUST

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Global Multi-Asset Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Mutual Funds	47.0%
Exchange-Traded Funds	16.9%
U.S. Treasury Obligations	16.1%
Short-Term Instruments	10.5%
Sovereign Issues	6.2%
Other	3.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/15/2009)
PIMCO Global Multi-Asset Portfolio Advisor Class	-8.22%	-2.21%	6.44%
MSCI World Index±	8.43%	18.58%	14.51%	**
1 Month LIBOR +5%±±	2.57%	5.21%	5.25%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), as supplemented to date, is 1.75% for Advisor Class shares.

± The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 24 developed market country indices. It is not possible to invest directly in an unmanaged index.

±± The 1 Month LIBOR +5% benchmark is created by adding 5% to the annual return of 1 Month LIBOR. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$917.80	$1,020.93
Expenses Paid During Period†	$3.71	$3.91
Net Annualized Expense Ratio††	0.78%	0.78%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 9 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Portfolio seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility. PIMCO uses a three-step approach in seeking to achieve the return and volatility parameters of the Portfolio’s investment objective which consists of 1) developing a target asset allocation; 2) developing a series of relative value strategies designed to add value beyond the target allocation; and 3) utilizing hedging techniques to manage risks. PIMCO evaluates these three steps and uses varying combinations of Acquired Funds and/or direct investments to implement them within the Portfolio. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

»	Holdings of developed markets equities benefited performance as the MSCI World Index gained 8.43% during the reporting period.

»	An allocation to emerging markets equities detracted from performance as the MSCI Emerging Markets Index declined 9.57% during the reporting period.

»	Duration (or sensitivity to changes in market interest rates) positioning detracted from performance, driven by long positioning in the U.S. and Australia, as sovereign yields in both markets rose.

»	Exposure to emerging markets bonds, primarily through long exposure to interest rates in Brazil, detracted from performance as interest rates in Brazil rose.

»	Holdings of inflation-linked bonds focused on U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS posted negative performance during the reporting period.

»

Tail-risk hedges, such as put options on U.S. equities (which seek to limit portfolio losses amid large market declines), modestly detracted from performance as the S&P 500 Index gained 13.82% during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Global Multi-Asset Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	04/15/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$12.76		$12.16	$12.72	$11.79	$10.00
Net investment income (a)	0.13		0.27	0.37	0.70	0.34
Net realized/unrealized gain (loss)	(1.17)		0.78	(0.59)	0.62	1.58
Total income (loss) from investment operations	(1.04)		1.05	(0.22)	1.32	1.92
Dividends from net investment income	(0.20)		(0.40)	(0.23)	(0.36)	(0.09)
Distributions from net realized capital gains	0.00		(0.05)	(0.11)	(0.03)	(0.04)
Total distributions	(0.20)		(0.45)	(0.34)	(0.39)	(0.13)
Net asset value end of year or period	$11.52		$12.76	$12.16	$12.72	$11.79
Total return	(8.22)%		8.77%	(1.80)%	11.34%	19.11%
Net assets end of year or period (000s)	$1,365,984		$1,523,954	$1,414,873	$757,048	$25,477
Ratio of expenses to average net assets	0.78	%*	0.77%	0.78%	0.78%	0.92	%*
Ratio of expenses to average net assets excluding waivers	1.24	%*	1.27%	1.24%	1.22%	2.15	%*
Ratio of expenses to average net assets excluding interest expense	0.77	%*	0.77%	0.78%	0.78%	0.92	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.23	%*	1.27%	1.24%	1.22%	2.15	%*
Ratio of net investment income to average net assets	2.05	%*	2.17%	2.88%	5.69%	4.01	%*
Portfolio turnover rate	101	%**	133%**	38%**	71%**	136	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Consolidated Statement of Assets and Liabilities PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$829,080
Investments in Affiliates, at value	1,034,621
Repurchase agreements, at value	5,721
Cash	324
Deposits with counterparty	32,822
Foreign currency, at value	9,631
Receivable for investments sold	37,695
OTC swap premiums paid	2,970
Variation margin receivable on financial derivative instruments	6,455
Unrealized appreciation on foreign currency contracts	34,068
Unrealized appreciation on OTC swap agreements	1,630
Receivable for Portfolio shares sold	24
Interest and dividends receivable	5,488
Dividends receivable from Affiliates	2,969
Reimbursement receivable from PIMCO	29
Other assets	4
2,003,531

Liabilities:
Payable for investments purchased	$10,999
Payable for investments in Affiliates purchased	18,869
Payable for reverse repurchase agreements	34,965
Payable for sale-buyback transactions	172,392
Written options outstanding	6,934
OTC swap premiums received	1,819
Variation margin payable on financial derivative instruments	1,114
Unrealized depreciation on foreign currency contracts	13,138
Unrealized depreciation on OTC swap agreements	22,449
Deposits from counterparty	15,449
Payable for Portfolio shares redeemed	1,781
Accrued investment advisory fees	660
Accrued supervisory and administrative fees	76
Accrued distribution fees	268
Accrued servicing fees	40
Other liabilities	4
300,957

Net Assets	$1,702,574

Net Assets Consist of:
Paid in capital	$1,830,195
Undistributed net investment income	19,837
Accumulated undistributed net realized (loss)	(24,740)
Net unrealized (depreciation)	(122,718)
$1,702,574

Net Assets:
Institutional Class	$1,669
Administrative Class	334,921
Advisor Class	1,365,984

Shares Issued and Outstanding:
Institutional Class	146
Administrative Class	29,185
Advisor Class	118,558

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.47
Administrative Class	11.48
Advisor Class	11.52

Cost of Investments	$915,001
Cost of Investments in Affiliates	$1,036,372
Cost of Repurchase Agreements	$5,721
Cost of Foreign Currency Held	$9,748
Premiums Received on Written Options	$7,963

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations PIMCO Global Multi-Asset Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$6,672
Dividends, net of foreign taxes*	5,394
Dividends from Affiliate investments	14,137
Miscellaneous income	6
Total Income	26,209

Expenses:
Investment advisory fees	8,527
Supervisory and administrative fees	558
Servicing fees - Administrative Class	272
Distribution and/or servicing fees - Advisor Class	1,848
Trustees’ fees	12
Interest expense	114
Total Expenses	11,331
Waiver and/or Reimbursement by PIMCO	(4,285)
Net Expenses	7,046

Net Investment Income	19,163

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(16,042)
Net realized gain on Affiliate investments	22,579
Net realized (loss) on futures contracts	(1,539)
Net realized gain on written options	7,778
Net realized (loss) on swaps	(17,160)
Net realized (loss) on foreign currency transactions	(12,193)
Net change in unrealized (depreciation) on investments	(91,824)
Net change in unrealized (depreciation) on Affiliate investments	(28,425)
Net change in unrealized appreciation on futures contracts	2,403
Net change in unrealized (depreciation) on written options	(4,605)
Net change in unrealized (depreciation) on swaps	(56,787)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	26,245
Net (Loss)	(169,570)

Net (Decrease) in Net Assets Resulting from Operations	$(150,407)

* Foreign tax withholdings - Dividends	$9

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Consolidated Statements of Changes in Net Assets PIMCO Global Multi-Asset Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$19,163	$40,571
Net realized (loss)	(39,156)	(41,308)
Net realized gain (loss) on Affiliate investments	22,579	(1,664)
Net capital gain distributions received from Affiliate investments	0	9,501
Net change in unrealized appreciation (depreciation)	(124,568)	69,259
Net change in unrealized appreciation (depreciation) on Affiliate investments	(28,425)	77,651
Net increase (decrease) resulting from operations	(150,407)	154,010

Distributions to Shareholders:
From net investment income
Institutional Class	(30)	(0)^
Administrative Class	(5,883)	(12,773)
Advisor Class	(23,087)	(47,620)
From net realized capital gains
Institutional Class	0	(0)^
Administrative Class	0	(1,451)
Advisor Class	0	(6,026)

Total Distributions	(29,000)	(67,870)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(9,433)	72,476

Total Increase (Decrease) in Net Assets	(188,840)	158,616

Net Assets:
Beginning of period	1,891,414	1,732,798
End of period*	$1,702,574	$1,891,414

*Including undistributed net investment income of:	$19,837	$29,674

**	See note 13 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Global Multi-Asset Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(150,407)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(2,006,313)
Proceeds from sales of long-term securities	2,206,140
Purchases of short-term portfolio investments, net	(89,021)
(Increase) in deposits with counterparty	(12,665)
Decrease in receivable for investments sold	30,605
(Increase) in interest and dividends receivable	(3,695)
Decrease in OTC swap premiums received (paid)	1,493
Decrease in reimbursement receivable from PIMCO	74
(Decrease) in payable for investments purchased	(168,731)
Increase in deposits from counterparty	3,428
(Decrease) in accrued investment advisory fees	(51)
(Decrease) in accrued supervisory and administrative fees	(30)
(Decrease) in accrued distribution fee	(40)
(Decrease) in accrued servicing fee	(5)
(Decrease) in variation margin (receivable) payable on financial derivative instruments	(32,940)
Payments on currency transactions	(12,872)
Increase in other liabilities	4
Net change in unrealized depreciation on investments	91,824
Net change in unrealized depreciation on Affiliate investments	28,425
Net change in unrealized (appreciation) on futures contracts	(2,403)
Net change in unrealized depreciation on written options	4,605
Net change in unrealized depreciation on swaps	56,787
Net change in unrealized (appreciation) on translation of assets and liabilities in foreign currencies	(26,245)
Net realized (gain) on investments, written options and foreign currency transactions	(2,122)
Net amortization (accretion) on investments	(239)
Net cash (used for) operating activities	(84,394)

Cash flows received from financing activities:
Proceeds from shares sold	110,960
Payment on shares redeemed	(147,856)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	3,807,350
Payments on reverse repurchase agreements	(3,829,008)
Proceeds from sale-buyback transactions	2,271,275
Payments on sale-buyback transactions	(2,122,334)
Proceeds from deposits from counterparty	520
Payments on deposits from counterparty	(520)
Net cash received from financing activities	90,387

Net Increase in Cash and Foreign Currency	5,993

Cash and Foreign Currency:
Beginning of period	3,962
End of period	$9,955

* Reinvestment of dividends	$29,000

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$28

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.9%
Dell, Inc.
5.000% - 6.250% due 11/06/2013		$8,200	$8,178
H.J. Heinz Co.
3.500% due 06/05/2020		7,000	7,008

Total Bank Loan Obligations (Cost $15,142)			15,186

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.4%
Banco Santander Brasil S.A.
2.373% due 03/18/2014		1,900	1,891
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,405
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	600	781
5.400% due 12/01/2015		$252	253
5.750% due 09/15/2016		100	98

			6,428

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,065

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,578

Total Corporate Bonds & Notes (Cost $10,000)			10,071

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		$2,200	2,858
7.550% due 04/01/2039		200	268
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		800	1,075

Total Municipal Bonds & Notes (Cost $4,571)			4,201

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
2.440% due 08/01/2022		197	191
2.850% due 06/01/2022		200	202
2.920% due 06/01/2022		600	591
3.000% due 01/01/2022		395	397

Total U.S. Government Agencies (Cost $1,439)			1,381

U.S. TREASURY OBLIGATIONS 17.7%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 02/15/2043 (g)(j)		13,675	11,494
0.750% due 02/15/2042 (g)(j)(m)		72,533	63,863
2.125% due 02/15/2040 (g)(j)		4,412	5,359
2.125% due 02/15/2041 (g)(j)		7,858	9,564
U.S. Treasury Notes
0.250% due 10/31/2013		167	167
0.250% due 01/31/2014		1,700	1,701
0.250% due 02/28/2014		800	801
0.250% due 03/31/2014		5,716	5,720
0.250% due 03/31/2014 (j)		6,100	6,104

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 04/30/2014		$2,100	$2,102
0.250% due 05/31/2014		2,400	2,401
0.750% due 06/15/2014		200	201
1.000% due 01/15/2014		1,678	1,686
1.000% due 05/15/2014		800	806
1.250% due 02/15/2014		1,013	1,019
1.250% due 03/15/2014		2,587	2,607
1.250% due 04/15/2014		200	202
1.500% due 12/31/2013		100	101
1.750% due 01/31/2014		200	202
1.750% due 03/31/2014		300	304
1.875% due 02/28/2014		100	101
2.000% due 02/15/2023 (g)		192,200	184,850
2.250% due 05/31/2014		300	306

Total U.S. Treasury Obligations (Cost $326,605)			301,661

MORTGAGE-BACKED SECURITIES 0.4%
American Home Mortgage Assets Trust
0.383% due 09/25/2046		1,887	1,286
Banc of America Large Loan Trust
2.493% due 11/15/2015		3,843	3,855
Structured Adjustable Rate Mortgage Loan Trust
5.141% due 01/25/2036 ^		1,720	1,339

Total Mortgage-Backed Securities (Cost $6,286)			6,480

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.343% due 07/25/2036		1,628	1,384

Total Asset-Backed Securities (Cost $1,268)			1,384

SOVEREIGN ISSUES 6.8%
Bonos de la Tesoreria de la Republica
3.000% due 01/01/2042	CLP	3,313,637	6,884
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	255,900	79,864
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2030		2,700	3,010
6.000% due 08/15/2040		2,600	2,935
6.000% due 08/15/2050		5,705	6,498
10.000% due 01/01/2014		2,854	1,285
10.000% due 01/01/2017		22,927	10,058
10.000% due 01/01/2021		425	182
10.000% due 01/01/2023		426	181
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	800	1,118
New Zealand Government Bond
5.500% due 04/15/2023	NZD	250	215
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025		3,600	2,781

Total Sovereign Issues (Cost $128,516)			115,011

		SHARES
MUTUAL FUNDS (d)(e) 51.7%
PIMCO Emerging Local Bond Fund		7,101,070	69,449
PIMCO Emerging Markets Corporate Bond Fund		3,160,189	35,837
PIMCO EqS® Dividend Fund		9,014,609	107,003
PIMCO EqS® Emerging Markets Fund		10,558,394	87,212
PIMCO EqS Pathfinder Fund®		10,211,829	110,492

	SHARES	MARKET VALUE (000S)
PIMCO Income Fund	15,271,669	$186,467
PIMCO Investment Grade Corporate Bond Fund	4,357,540	46,016
PIMCO Real Return Fund	2,410,833	27,001
PIMCO RealEstateRealReturn Strategy Fund	838,195	3,680
PIMCO StocksPLUS® Fund	3,079,890	28,612
PIMCO Total Return Fund	2,562,937	27,577
PIMCO Unconstrained Bond Fund	13,290,349	150,048

Total Mutual Funds (Cost $881,149)		879,394

COMMON STOCKS 0.6%

FINANCIALS 0.6%
CIT Group, Inc. (a)	218,700	10,198

Total Common Stocks (Cost $9,553)		10,198

EXCHANGE-TRADED FUNDS 18.5%
iShares FTSE China 25 Index Fund	2,334,757	75,926
iShares Nasdaq Biotechnology Index Fund	157,266	27,345
SPDR Gold Trust	271,486	32,348
Vanguard FTSE Emerging Markets ETF	4,646,973	180,210

Total Exchange-Traded Funds (Cost $352,296)		315,829

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	22,062	69

Total Exchange-Traded Notes (Cost $1,708)		69

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 11.4%

REPURCHASE AGREEMENTS (f) 0.3%
		5,721

SHORT-TERM NOTES 0.1%
Freddie Mac
0.112% due 01/23/2014	$200	200
0.152% due 02/24/2014	300	300
0.162% due 02/04/2014 - 02/11/2014	1,500	1,499

		1,999

U.S. TREASURY BILLS 1.9%
0.112% due 08/15/2013 - 06/26/2014 (b)(g)(j)(m)	32,620	32,589

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 9.1%
PIMCO Short-Term Floating NAV Portfolio	15,513,374	155,227

Total Short-Term Instruments (Cost $195,531)		195,536

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

MARKET VALUE (000S)
PURCHASED OPTIONS (h)(k) 0.8%
(Cost $23,030)	$13,021

Total Investments 109.8% (Cost $1,957,094)	$1,869,422

Written Options (i)(l) (0.4%) (Premiums $7,963)	(6,934)

Other Assets and Liabilities (Net) (9.4%)	(159,914)

Net Assets 100.0%	$1,702,574

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.
(e)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$2,000	U.S. Treasury Bills 0.156% due 06/26/2014	$(2,041)	$2,000	$2,000
BRC	0.180%	06/28/2013	07/01/2013	2,000	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(2,048)	2,000	2,000
JPS	0.200%	06/28/2013	07/01/2013	300	U.S. Treasury Notes 1.500% due 07/31/2016	(307)	300	300
SAL	0.150%	06/28/2013	07/01/2013	800	U.S. Treasury Notes 0.750% due 09/15/2013	(817)	800	800
SSB	0.010%	06/28/2013	07/01/2013	621	Fannie Mae 2.200% due 10/17/2022	(638)	621	621

						$(5,851)	$5,721	$5,721

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.080%	06/18/2013	07/02/2013	$34,964	$(34,965)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.130%	06/20/2013	07/16/2013	$38,291	$(38,319)
BPG	0.070%	06/20/2013	07/03/2013	19,049	(19,051)
GSC	0.070%	06/13/2013	07/05/2013	7,227	(7,229)
	0.070%	06/19/2013	07/11/2013	105,726	(105,787)
TDM	0.140%	06/18/2013	07/09/2013	2,005	(2,006)

					$(172,392)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $245,415 at a weighted average interest rate of 0.036%.
(3)	Payable for sale-buyback transactions includes $85 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(g)	Securities with an aggregate market value of $205,224 and cash of $1,010 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOA	$2,000	$(2,041)	$(41)	$0	$0	$0
BRC	2,000	(2,048)	(48)	0	0	0
BSN	(34,965)	34,806	(159)	0	0	0
DEU	0	(357)	(357)	0	0	0
JPS	300	(307)	(7)	0	0	0
SAL	0	0	0	800	(817)	(17)
SSB	621	(638)	(17)	0	0	0

Master Securities Forward Transactions Agreement
BCY	(38,319)	38,401	82	0	0	0
BPG	(19,051)	18,958	(93)	0	0	0
GSC	(113,016)	112,107	(909)	0	0	0
TDM	(2,006)	1,963	(43)	0	0	0

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Consolidated Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(h)	Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note September Futures	$130.000	08/23/2013	1,936	$9	$14

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares Russell 2000 Index Fund	$60.000	12/31/2013	14,610	$920	$304

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,375.000	09/21/2013	268	$856	$199
Put - CBOE S&P 500 Index	1,050.000	12/21/2013	3,310	2,077	1,102

				$2,933	$1,301

(i)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	134	$81	$(385)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	134	35	(4)

				$116	$(389)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
5-Year Deliverable Interest Rate Swap September Futures	Short	09/2013	21	$21
Arabica Coffee September Futures	Short	09/2013	78	244
Cocoa September Futures	Short	09/2013	127	21
Copper September Futures	Short	09/2013	45	104
Corn September Futures	Long	09/2013	42	(56)
E-mini S&P 500 Index September Futures	Long	09/2013	366	(43)
Euro-OAT France Government Bond September Futures	Short	09/2013	344	1,212
IBEX 35 Index July Futures	Long	07/2013	175	(888)
Lean Hogs August Futures	Long	08/2013	181	(48)
Natural Gas July Futures	Short	07/2013	81	178
OMX Stockholm 30 Index July Futures	Long	07/2013	1,572	(793)
Platinum October Futures	Short	10/2013	70	113
Russell 2000 Mini Index September Futures	Short	09/2013	1,219	1,387
Soybean November Futures	Long	11/2013	82	(99)
U.S. Treasury 5-Year Note September Futures	Short	09/2013	1,918	2,796
United Kingdom Government 10-Year Gilt September Futures	Long	09/2013	225	(1,706)
Wheat September Futures	Short	09/2013	22	50

				$2,493

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
iTraxx Europe Crossover 18 Index	(5.000%	)	12/20/2017	EUR 12,990	$(593)	$18

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013	$	47,900	$28	$92
Receive	3-Month USD-LIBOR	0.750%	06/19/2016		5,400	7	30
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		75,400	(42)	674
Pay	3-Month USD-LIBOR	3.000%	03/21/2023		791,000	(31,709)	(26,260)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		136,500	12,141	10,652
Pay	6-Month AUD-BBR-BBSW	3.500%	12/11/2018	AUD	112,600	(1,325)	(1,880)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018		258,100	(356)	(1,776)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023		79,500	(4,666)	(4,112)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		68,000	(2,678)	(3,052)
Pay	6-Month AUD-BBR-BBSW	3.975%	03/15/2023		11,200	(247)	(247)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		17,450	(350)	(357)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	(12)	(131)
Pay	6-Month AUD-BBR-BBSW	4.000%	12/11/2023		185,100	(6,192)	(7,883)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		254,600	(3,754)	(5,254)
Pay	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	56,700	(2,280)	(2,501)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	776	52
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	15,240,000	475	3,890

						$(40,184)	$(38,063)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(j)	Securities with an aggregate market value of $48,720 and cash of $31,812 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange	Total Market Value	Total Market Value
	PIMCO Global Multi-Asset Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
Exchange-Traded Options
CBOE	$1,605	$0
CBOT	(375)	0

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
DEU	$0	$0	$507	$(270)
FOB	57	(13)	0	0
MSC	1,929	(153)	0	0

Centrally Cleared Swaps
BCY	(6,109)	234	0	0
DEU	(6,471)	678	0	0
FOB	8,703	(483)	0	0
GSC	(16,228)	755	0	0
MSC	(4,025)	(66)	0	0
SAL	(16,035)	4,145	0	0
UBS	2,120	514	0	0

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, variation margin receivable/(payable) cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	14,036	$	12,882	BRC	$52	$0	$52
07/2013		10,409		9,619	DUB	105	0	105
07/2013		8,309		7,973	GLM	379	0	379
07/2013		38,702		36,386	HUS	1,011	0	1,011
07/2013		4,700		4,468	JPM	171	0	171
07/2013		1,500		1,436	RYL	65	0	65
07/2013		18,806		18,400	WST	1,211	0	1,211
07/2013	BRL	2,041		934	BOA	20	0	20
07/2013		5,991		2,742	GLM	61	0	61
07/2013		2,041		934	UAG	20	0	20
07/2013	CAD	1,122		1,103	BOA	37	0	37
07/2013		10,465		10,130	BRC	183	0	183
07/2013	EUR	1,800		2,317	BOA	0	(27)	(27)
07/2013		1,750		2,288	BRC	10	0	10
07/2013		1,750		2,288	CBK	10	0	10
07/2013		1,050		1,397	DUB	30	0	30
07/2013		2,900		3,756	GLM	0	(19)	(19)
07/2013		1,050		1,397	HUS	30	0	30
07/2013	GBP	1,900		2,883	BOA	0	(7)	(7)
07/2013		1,500		2,319	BPS	37	0	37
07/2013		900		1,411	BRC	42	0	42
07/2013		3,400		5,201	CBK	37	(7)	30
07/2013		5,800		8,836	GLM	15	0	15
07/2013		900		1,411	JPM	42	0	42
07/2013	HKD	1,464,196		188,678	UAG	0	(112)	(112)
07/2013	ILS	20,901		5,717	MSC	0	(28)	(28)
07/2013	INR	1,444,208		26,064	UAG	1,864	0	1,864
07/2013	JPY	733,930		7,300	BRC	48	(148)	(100)
07/2013		242,568		2,400	FBF	0	(46)	(46)
07/2013		11,327,462		113,726	RYL	184	(676)	(492)
07/2013		223,403		2,300	UAG	47	0	47

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	KRW	25,793,015	$	23,104	CBK	$537	$0	$537
07/2013	MYR	116,570		36,515	SCX	185	(452)	(267)
07/2013	NOK	16,337		2,841	BPS	152	0	152
07/2013		9,772		1,700	CBK	92	0	92
07/2013		9,772		1,700	FBF	92	0	92
07/2013		15,788		2,750	JPM	151	0	151
07/2013	NZD	10,236		8,374	UAG	447	0	447
07/2013	PHP	192,917		4,756	JPM	284	0	284
07/2013	RUB	55,225		1,733	CBK	54	0	54
07/2013		90,160		2,805	JPM	61	0	61
07/2013	THB	416,027		13,954	UAG	548	0	548
07/2013	TWD	97,354		3,250	CBK	1	0	1
07/2013		1,024,244		34,371	HUS	188	0	188
07/2013	$	1,234	AUD	1,295	BRC	0	(50)	(50)
07/2013		12,373		13,023	CBK	0	(470)	(470)
07/2013		3,738		3,840	DUB	0	(228)	(228)
07/2013		13,072		13,756	HUS	0	(499)	(499)
07/2013		4,442		4,650	JPM	0	(191)	(191)
07/2013		13,182		14,141	MSC	0	(257)	(257)
07/2013		2,796		2,900	UAG	0	(144)	(144)
07/2013		950	BRL	2,041	BOA	0	(35)	(35)
07/2013		1,400		2,995	JPM	0	(59)	(59)
07/2013		2,350		5,036	UAG	0	(95)	(95)
07/2013		1,450	CAD	1,493	CBK	0	(31)	(31)
07/2013		900		932	DUB	0	(13)	(13)
07/2013		2,300		2,345	FBF	0	(71)	(71)
07/2013		550		561	MSC	0	(17)	(17)
07/2013		6,014	EUR	4,600	BOA	0	(26)	(26)
07/2013		1,417		1,080	BRC	0	(12)	(12)
07/2013		1,468		1,100	CBK	0	(36)	(36)
07/2013		1,335		1,000	DUB	0	(33)	(33)
07/2013		3,176		2,420	GLM	0	(26)	(26)
07/2013		4,229	GBP	2,700	BOA	0	(123)	(123)
07/2013		4,286		2,790	BRC	0	(43)	(43)
07/2013		2,785		1,810	CBK	0	(32)	(32)
07/2013		1,414		900	FBF	0	(46)	(46)
07/2013		1,414		900	HUS	0	(46)	(46)
07/2013		99,429	HKD	771,089	BRC	0	(6)	(6)
07/2013		11,900		92,376	HUS	11	0	11
07/2013		66,806		518,098	JPM	0	(3)	(3)
07/2013		10,650		82,633	UAG	5	0	5
07/2013		4,246	ILS	15,390	BRC	0	(16)	(16)
07/2013		985		3,567	HUS	0	(5)	(5)
07/2013		533		1,944	UAG	1	0	1
07/2013		20,690	INR	1,203,748	CBK	0	(519)	(519)
07/2013		4,297		240,460	JPM	0	(268)	(268)
07/2013		951	JPY	93,193	BPS	0	(12)	(12)
07/2013		2,398		228,163	BRC	0	(97)	(97)
07/2013		4,871		479,687	CBK	61	(95)	(34)
07/2013		40,611		4,042,310	DUB	168	(19)	149
07/2013		2,367		225,000	FBF	0	(98)	(98)
07/2013		11,100		1,066,041	GLM	0	(351)	(351)
07/2013		23,056		2,341,500	HUS	554	0	554
07/2013		17,565	KRW	20,454,857	BRC	331	0	331
07/2013		4,690		5,338,158	UAG	0	(20)	(20)
07/2013		950	MXN	12,207	DUB	0	(8)	(8)
07/2013		950		12,207	MSC	0	(8)	(8)
07/2013		2,803	MYR	8,630	BOA	0	(80)	(80)
07/2013		34,669		107,939	BPS	0	(610)	(610)
07/2013		1,700	NOK	9,803	BOA	0	(87)	(87)
07/2013		4,450		25,835	HUS	0	(198)	(198)
07/2013		2,750		16,032	JPM	0	(111)	(111)
07/2013		4,466	PHP	192,917	UAG	7	0	7
07/2013		850	RUB	27,612	CBK	0	(10)	(10)
07/2013		2,250		72,692	DUB	0	(38)	(38)
07/2013		1,400		45,080	JPM	0	(28)	(28)
07/2013		13,494	THB	416,027	HUS	0	(89)	(89)
07/2013		37,409	TWD	1,121,597	UAG	39	(17)	22
07/2013	ZAR	273,162	$	29,954	BOA	2,432	0	2,432
07/2013		8,227		825	HUS	0	(4)	(4)
07/2013		8,392		834	MSC	0	(11)	(11)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	BRL	10,872	$	5,357	BOA	$518	$0	$518
08/2013		6,841		3,174	CBK	130	0	130
08/2013		184,120		85,478	JPM	3,540	0	3,540
08/2013		125,236		61,638	UAG	5,904	0	5,904
08/2013	CHF	11,160		11,949	BPS	130	0	130
08/2013		8,128		8,400	GLM	0	(208)	(208)
08/2013		4,491		4,699	MSC	0	(57)	(57)
08/2013	CNY	117,225		18,678	BRC	0	(250)	(250)
08/2013		65,836		10,522	UAG	0	(108)	(108)
08/2013	CZK	32,190		1,638	MSC	27	0	27
08/2013	DKK	757		134	BRC	2	0	2
08/2013		5,770		1,005	MSC	0	(2)	(2)
08/2013	HUF	206,612		899	JPM	0	(9)	(9)
08/2013	IDR	172,076,500		17,456	JPM	564	0	564
08/2013	NOK	71,035		12,315	UAG	638	0	638
08/2013	PLN	43,492		13,721	GLM	666	0	666
08/2013	SEK	11,625		1,732	BRC	0	0	0
08/2013		26,404		4,060	HUS	127	0	127
08/2013		6,955		1,058	JPM	22	0	22
08/2013	$	7,088	BRL	15,451	BRC	0	(212)	(212)
08/2013		8,420		18,324	CBK	0	(265)	(265)
08/2013		14,500	CHF	13,368	BOA	0	(342)	(342)
08/2013		9,186		8,470	FBF	0	(215)	(215)
08/2013		2,177		2,000	GLM	0	(58)	(58)
08/2013		1,117	CNY	7,000	DUB	13	0	13
08/2013		12,332		77,020	UAG	106	(1)	105
08/2013		98	SEK	640	BPS	0	(3)	(3)
08/2013		419		2,810	BRC	0	(1)	(1)
08/2013		150		995	CBK	0	(2)	(2)
08/2013		154		1,035	DUB	0	0	0
08/2013		432		2,905	FBF	1	(1)	0
08/2013		162		1,075	MSC	0	(1)	(1)
08/2013		276		1,800	RBC	0	(8)	(8)
08/2013		72		480	UAG	0	(1)	(1)
09/2013	CAD	13,518	$	13,261	RBC	433	0	433
09/2013	CLP	1,457,437		2,846	HUS	10	0	10
09/2013		1,591,002		3,105	MSC	9	0	9
09/2013		2,872,893		5,768	UAG	177	0	177
09/2013	EUR	81,627		108,618	CBK	2,332	0	2,332
09/2013	GBP	18,220		28,307	BPS	608	0	608
09/2013		580		891	BRC	9	0	9
09/2013		430		663	DUB	9	0	9
09/2013		1,047		1,624	HUS	33	0	33
09/2013	MXN	171,678		13,597	HUS	439	0	439
09/2013		257,317		20,840	JPM	1,118	0	1,118
09/2013	SGD	2,500		2,008	JPM	34	0	34
09/2013	$	2,542	CAD	2,598	HUS	0	(77)	(77)
09/2013		73,598	EUR	55,572	DUB	0	(1,238)	(1,238)
09/2013		20,608		15,446	HUS	0	(496)	(496)
09/2013		29,572	GBP	18,834	FBF	0	(940)	(940)
09/2013		3,967	MXN	51,452	HUS	0	(23)	(23)
10/2013	CNY	202,889	$	32,143	DUB	0	(480)	(480)
10/2013		61,543		9,751	GLM	0	(145)	(145)
10/2013	COP	6,118,749		3,272	FBF	123	0	123
10/2013	HKD	771,089		99,451	BRC	0	(5)	(5)
10/2013		518,098		66,820	JPM	0	(5)	(5)
10/2013	INR	1,203,748		20,378	CBK	557	0	557
10/2013	KRW	20,454,857		17,506	BRC	0	(317)	(317)
10/2013	MYR	33,292		10,394	SCX	0	(24)	(24)
10/2013		9,983		3,125	UAG	1	0	1
10/2013	PEN	20,425		7,888	FBF	606	0	606
10/2013	PHP	192,917		4,451	UAG	0	(22)	(22)
10/2013	RUB	965,652		29,658	BOA	715	0	715
10/2013		152,412		4,788	CBK	220	0	220
10/2013	THB	416,027		13,424	HUS	81	0	81
10/2013	TRY	23,434		12,692	FBF	729	0	729
10/2013	TWD	993,353		33,169	UAG	0	(25)	(25)
10/2013	$	17,184	CNY	109,136	FBF	364	0	364
10/2013		24,433		155,296	UAG	538	0	538
10/2013		33,269	MYR	107,410	SCX	342	0	342
10/2013		3,953	PEN	10,212	FBF	0	(312)	(312)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign	Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2013	$	3,515	RUB	112,837	DUB	$0	$(133)	$(133)
10/2013		185	TRY	337	JPM	0	(12)	(12)
11/2013	CNY	68,693	$	10,874	CBK	0	(155)	(155)
11/2013	$	14,618	CNY	91,560	UAG	81	0	81
09/2015		1,547		9,400	DUB	0	(72)	(72)

						$34,068	$(13,138)	$20,930

(k)	Purchased Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC WTI Crude December Futures	MYC	$	130.000	11/15/2013	$	40,700	$2,849	$45
Call - OTC WTI Crude December Futures	MYC		150.000	11/17/2015		600	38	2

							$2,887	$47

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$	18,560	$210	$17
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		8,000	97	7
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		5,000	31	5
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015		7,000	70	7
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021		145,000	7,743	6,868
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020		134,400	5,011	3,097
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		19,200	968	719

								$14,130	$10,720

Foreign Currency Options

Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	DUB	$		1.000	05/22/2015		EUR	22,700	$1,124	$166
Put - OTC EUR versus USD	BPS			1.000	05/22/2015			25,000	787	183
Call - OTC USD versus CNY	UAG		CNY	6.410	02/26/2014	$		14,817	54	68
Call - OTC USD versus CNY	BPS			6.310	03/28/2014			14,738	113	118
Call - OTC USD versus CNY	UAG			6.363	03/30/2015			4,918	73	100

									$2,151	$635

(l)	Written Options:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$	140.000	11/11/2013	$	40,700	$2,991	$(36)
Call - OTC Brent Crude December Futures	MYC		160.000	11/10/2015		600	38	(3)

							$3,029	$(39)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$	6,200	$20	$(27)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(96)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	0
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(51)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	7,700	16	0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,600	6	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,900	8	0
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,800	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	$	80,600	967	(541)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Interest	Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.050%	09/03/2013	$	25,900	$36	$(7)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		25,900	111	(372)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		107,600	60	(3)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		29,800	36	(12)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		107,600	272	(2,348)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013		29,800	72	(268)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	10,700	56	(6)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	6	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		800	4	(1)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	7,800	24	0
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		14,700	30	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		22,800	95	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,100	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		23,600	409	(409)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		44,600	205	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		93,500	1,618	(1,618)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		37,500	125	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		12,400	34	(189)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		9,600	30	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		9,600	69	(365)

								$4,548	$(6,316)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013	$	56,300	$270	$(190)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in AUD		Notional Amount in EUR		Notional Amount in GBP		Notional Amount in JPY		Notional Amount in NZD		Premium
Balance at 12/31/2012	6,445	$1,400,600	AUD	0	EUR	34,500	GBP	2,700	JPY	12,450	NZD	4,600	$10,944
Sales	248,756	1,365,946		9,300		134,900		77,100		0		102,700	9,200
Closing Buys	(254,165)	(140,800)		(9,300)		(5,600)		(4,800)		(12,450)		0	(3,492)
Expirations	(768)	(1,633,746)		0		(117,100)		(55,500)		0		(88,900)	(7,468)
Exercised	0	(145,000)		0		(16,800)		(19,500)		0		(18,400)	(1,221)

Balance at 06/30/2013	268	$847,000	AUD	0	EUR	29,900	GBP	0	JPY	0	NZD	0	$7,963

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	0.513%	$	2,000	$(18)	$115	$(133)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.311%	$	600	$56	$9	$47
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		200	19	(7)	26
California State General Obligation Bonds, Series 2003	CBK	1.000%	12/20/2017	1.002%		7,200	1	(134)	135
China Government International Bond	CBK	1.000%	12/20/2016	0.805%		3,200	22	(152)	174
China Government International Bond	DUB	1.000%	12/20/2016	0.805%		1,300	9	(66)	75
China Government International Bond	FBF	1.000%	12/20/2016	0.805%		800	6	(38)	44
China Government International Bond	RYL	1.000%	12/20/2016	0.805%		3,400	24	(158)	182
Venezuela Government International Bond	BPS	5.000%	03/20/2015	9.484%		200	(14)	(2)	(12)
Venezuela Government International Bond	DUB	5.000%	03/20/2015	9.484%		759	(52)	2	(54)

							$71	$(546)	$617

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017	$	20,760	$(444)	$196	$(640)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(387)	(202)	(185)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	(32)	(32)	0
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	61	92	(31)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	140	167	(27)
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	32	48	(16)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,633	106	132	(26)
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,633	106	122	(16)
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	44	29	15
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	428	259	169

							$54	$811	$(757)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BPS	EUR	1,600	$53	$(5)	$58
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	FBF		2,300	77	13	64
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		6,100	202	64	138
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	MYC		1,800	60	3	57
Pay	1-Year BRL-CDI	8.200%	01/02/2017	UAG	BRL	33,900	(891)	(78)	(813)
Pay	1-Year BRL-CDI	8.300%	01/02/2017	GLM		145,000	(3,574)	(65)	(3,509)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		147,000	(3,393)	0	(3,393)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		900	(20)	0	(20)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		151,800	(3,335)	160	(3,495)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		63,800	(1,233)	(157)	(1,076)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS		122,300	(2,618)	(130)	(2,488)
Pay	1-Year BRL-CDI	8.650%	01/02/2017	UAG		18,600	(397)	16	(413)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		2,900	(60)	(2)	(58)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		51,600	(850)	527	(1,377)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	HUS		89,200	(1,473)	937	(2,410)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		33,100	(614)	(60)	(554)
Pay	1-Year BRL-CDI	8.935%	01/02/2017	FBF		90,500	(1,643)	(114)	(1,529)
Pay	1-Year BRL-CDI	8.940%	01/02/2017	BOA		2,700	(50)	5	(55)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		1,900	(35)	4	(39)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		1,700	(25)	22	(47)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,300	(25)	8	(33)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023	DUB		21,900	(310)	(377)	67

							$(20,154)	$771	$(20,925)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Consolidated Schedule of Investments PIMCO Global Multi-Asset Portfolio (Cont.)

Variance Swaps

Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	S&P 500 Index	7.156%	12/18/2015	GST	$ 15,424	$379	$0	$379

Collateral	(Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(m)	Securities with an aggregate market value of $19,552 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
	PIMCO Global Multi-Asset Portfolio			PIMCO Cayman Commodity Portfolio II, Ltd. (Subsidiary)
BOA	$1,556	$(1,780)	$(224)	$0	$0	$0
BPS	642	(450)	192	0	0	0
BRC	(487)	798	311	0	0	0
CBK	2,475	(3,100)	(625)	0	0	0
DUB	(5,662)	5,171	(491)	0	0	0
FBF	(4,465)	3,939	(526)	0	0	0
GLM	(3,497)	3,820	323	0	0	0
GST	366	(260)	106	0	0	0
HUS	(3,079)	2,521	(558)	0	0	0
JPM	11,644	(10,443)	1201	0	0	0
MSC	(345)	(185)	(530)	0	0	0
MSX	0	(230)	(230)	0	0	0
MYC	(1,856)	(16)	(1,872)	(1)	0	(1)
RBC	425	(360)	65	0	0	0
RYL	(952)	2,274	1,322	0	0	0
SCX	51	0	51	0	0	0
UAG	8,093	(7,580)	513	0	0	0
WST	1,211	(910)	301	0	0	0

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default and are not disclosed as assets or liabilities in Consolidated Statement of Assets and Liabilities. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$47	$0	$1,605	$635	$10,734	$13,021
Variation margin receivable on financial derivative instruments (2)	0	0	99	0	6,356	6,455
Unrealized appreciation on foreign currency contracts	0	0	0	34,068	0	34,068
Unrealized appreciation on OTC swap agreements	0	867	379	0	384	1,630

	$47	$867	$2,083	$34,703	$17,474	$55,174

Liabilities:
Written options outstanding	$39	$190	$0	$0	$6,705	$6,934
Variation margin payable on financial derivative instruments (2)	270	57	32	0	755	1,114
Unrealized depreciation on foreign currency contracts	0	0	0	13,138	0	13,138
Unrealized depreciation on OTC swap agreements	0	1,140	0	0	21,309	22,449

	$309	$1,387	$32	$13,138	$28,769	$43,635

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

The Effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$(5,910)	$(2,607)	$(1,058)	$(9,575)
Net realized gain (loss) on futures contracts	5,974	0	(10,041)	0	2,528	(1,539)
Net realized gain on written options	91	169	2,910	2,608	2,000	7,778
Net realized (loss) on swaps	(421)	(1,449)	0	0	(15,290)	(17,160)
Net realized (loss) on foreign currency transactions	0	0	0	(12,330)	0	(12,330)

	$5,644	$(1,280)	$(13,041)	$(12,329)	$(11,820)	$(32,826)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(336)	$0	$2,415	$334	$2,895	$5,308
Net change in unrealized appreciation (depreciation) on futures contracts	(1,081)	0	1,398	0	2,086	2,403
Net change in unrealized appreciation (depreciation) on written options	430	80	(1,325)	30	(3,820)	(4,605)
Net change in unrealized appreciation (depreciation) on swaps	568	(152)	265	0	(57,468)	(56,787)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	26,923	0	26,923

	$(419)	$(72)	$2,753	$27,287	$(56,307)	$(26,758)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $2,493 and open centrally cleared swaps cumulative appreciation/(depreciation) of $(38,045) as reported in the Notes to Consolidated Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$15,186	$0	$15,186
Corporate Bonds & Notes
Banking & Finance	0	6,428	0	6,428
Industrials	0	2,065	0	2,065
Utilities	0	1,578	0	1,578
Municipal Bonds & Notes
California	0	4,201	0	4,201
U.S. Government Agencies	0	1,381	0	1,381
U.S. Treasury Obligations	0	301,661	0	301,661
Mortgage-Backed Securities	0	6,480	0	6,480
Asset-Backed Securities	0	1,384	0	1,384
Sovereign Issues	0	115,011	0	115,011
Mutual Funds	879,394	0	0	879,394
Common Stocks
Financials	10,198	0	0	10,198
Exchange-Traded Funds	315,829	0	0	315,829
Exchange-Traded Notes	69	0	0	69
Short-Term Instruments
Repurchase Agreements	0	5,721	0	5,721
Short-Term Notes	0	1,999	0	1,999
U.S. Treasury Bills	0	32,589	0	32,589
Central Funds Used for Cash Management Purposes	155,227	0	0	155,227
Purchased Options
Commodity Contracts	0	47	0	47

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$1,605	$0	$1,605
Foreign Exchange Contracts	0	635	0	635
Interest Rate Contracts	0	10,734	0	10,734
	$1,360,717	$508,705	$0	$1,869,422

Financial Derivative Instruments - Assets
Commodity Contracts	710	0	0	710
Credit Contracts	0	885	0	885
Equity Contracts	1,387	379	0	1,766
Foreign Exchange Contracts	0	34,068	0	34,068
Interest Rate Contracts	4,029	15,774	0	19,803
	$6,126	$51,106	$0	$57,232

Financial Derivative Instruments - Liabilities
Commodity Contracts	(203)	(39)	0	(242)
Credit Contracts	0	(1,330)	0	(1,330)
Equity Contracts	(1,724)	0	0	(1,724)
Foreign Exchange Contracts	0	(13,138)	0	(13,138)
Interest Rate Contracts	(1,706)	(81,467)	0	(83,173)
	$(3,633)	$(95,974)	$0	$(99,607)

Totals	$1,363,210	$463,837	$0	$1,827,047

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Global Multi-Asset Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Act, fixed income instruments, equity securities, forwards and derivatives. The Portfolio will invest in such funds, securities, instruments and other investments to the extent permitted under the Act, or any exemptive relief therefrom. The Portfolio may invest in any of the funds of PIMCO Funds, an affiliated open-end investment company, except funds of funds, as well as funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies (“Underlying PIMCO Funds”). The Portfolio will invest either directly or indirectly (through a fund) in instruments that are economically tied to at least three countries (one of which may be the United States).

The Portfolio seeks concurrent exposure to a broad spectrum of asset classes and other investments. The Portfolio will typically invest 20% to 80% of its total assets in equity-related investments (including investment in common stock, preferred securities, equity securities of real estate investment trusts and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, each as more fully described in the “Description of the Underlying PIMCO Funds” in the Portfolio’s prospectus, and in other equity-related Acquired Funds as defined under Important Information About the Portfolio). With respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Portfolio may invest. The Portfolio may invest up to 25% of its total assets in commodity-related investments (including investment in the PIMCO Cayman Commodity Portfolio II Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “GMA Subsidiary”), and the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS®

Strategy Fund and PIMCO CommodityRealReturn Strategy Fund®, Underlying PIMCO Funds). The GMA Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The GMA Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio may invest up to 25% of its total assets in the GMA Subsidiary. The Underlying PIMCO Funds and other affiliated and unaffiliated funds in which the Portfolio may invest are collectively referred to as “Acquired Funds.” The Portfolio is classified as “non-diversified” for purposes of the Act because it may invest in a limited number of Acquired Funds and other investments. However, since certain of the Acquired Funds in which the Portfolio may invest are classified as diversified for purposes of the Act, the Portfolio may indirectly diversify its portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Consolidated Statement of Operations. Paydown gains and losses on

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mortgage-related and other asset-backed securities are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Consolidated Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a Consolidated Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions, have been determined to be at a level requiring a Consolidated Statement of Cash Flows. The Consolidated Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

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Notes to Financial Statements (Cont.)

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser,

Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value

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hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2

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Notes to Financial Statements (Cont.)

of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Exchange-Traded Funds  The Portfolio may invest in exchange-traded funds (“ETFs”), which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and assets. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

(b) Exchange-Traded Notes  The Portfolio may invest in exchange-traded notes (“ETNs”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors may also hold the ETN until maturity, for which the issuer pays the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A Portfolios’s decision to sell its ETN holdings may be limited by the availability of a secondary market. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.

(c) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

(d) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent

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administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. As of June 30, 2013, the Portfolio had $8,177,897 in unfunded loan commitments.

(e) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(f) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

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Notes to Financial Statements (Cont.)

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Consolidated Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Consolidated Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Consolidated Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

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Notes to Financial Statements (Cont.)

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Commodity Futures Contracts  The Portfolio may write or purchase options on commodity futures contracts (“Commodity Option”). The underlying commodity for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The settlement for a Commodity Option will not include actual delivery of the underlying commodity but will rather settle the amount of the difference directly into the Portfolio’s custody account. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Securities  The Portfolio may write or purchase options on securities. An option uses a specified security as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

Options on Exchange-Traded Funds  The Portfolio may write or purchase options on exchange-traded funds (“ETF Option”). An ETF Option uses a specified exchange-traded fund as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Consolidated Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

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Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Commodity Forward Swap Agreements  The Portfolio may invest in commodity forward swap agreements (“Commodity Forwards”) to gain or mitigate exposure of the underlying reference commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price of the commodity with respect to the number of units. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price variance of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying reference commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with

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Notes to Financial Statements (Cont.)

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Variance Swap Agreements  The Portfolio may invest in variance swap agreements to gain or mitigate exposure of the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or

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failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio may invest in shares of the Acquired Funds, the risk of investing in the Portfolio may be closely related to the risks associated with the Acquired Funds and their investments. The Portfolio may also invest its assets directly in stocks or bonds of other issuers and in other instruments such as forwards, options, futures contracts or swap agreements.

Investing in the Acquired Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Acquired Funds.

The investment performance depends upon how its assets are allocated and reallocated according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify investment allocations for the Acquired Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Acquired Fund that performs poorly or underperforms other Acquired Funds under various market conditions.

The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining

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Notes to Financial Statements (Cont.)

approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties

(cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Consolidated Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the

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Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Consolidated Schedule of Investments.

8. BASIS FOR CONSOLIDATION OF THE PIMCO GLOBAL MULTI-ASSET PORTFOLIO

The GMA Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the GMA Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the GMA Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the GMA Subsidiary, comprising the entire issued share capital of the GMA Subsidiary with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2013 of the GMA Subsidiary to the Portfolio (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	01/14/2009	$ 1,702,574	$ 52,625	3.1%

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.90%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.05%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the

Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Acquired Fund Fees and Expenses  The Acquired Fund Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the Acquired Funds, which includes the total annual operating expenses of the Institutional Class shares of the Underlying PIMCO Funds and other funds. Acquired Fund Expenses will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Portfolio’s assets.

PIMCO has contractually agreed, through May 1, 2014, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to Investment Advisory Fees and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Investment Advisory Fees and

Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $3,947,800.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2013, the amount was $336,816.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 9 and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$2,737	$0

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2013 (amounts in thousands):

Underlying PIMCO Funds	Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$79,195	$1,721	$(3,000)	$(50)	$(8,417)	$69,449	$1,721	$0
PIMCO Emerging Markets Bond Fund	7,093	0	(7,105)	807	(795)	0	9	0
PIMCO Emerging Markets Corporate Bond Fund	81,365	903	(43,500)	2,152	(5,083)	35,837	902	0
PIMCO EqS Pathfinder Fund®	190,322	0	(86,300)	990	5,480	110,492	0	0
PIMCO EqS® Dividend Fund	60,294	79,947	(38,970)	1,354	4,378	107,003	2,247	0
PIMCO EqS® Emerging Markets Fund	97,573	0	(4,000)	(766)	(5,595)	87,212	0	0
PIMCO Global Advantage® Strategy Bond Fund	14,039	0	(14,034)	998	(1,003)	0	5	0
PIMCO Global Bond Fund (Unhedged)	6,990	0	(6,942)	163	(211)	0	4	0
PIMCO Income Fund	84,341	116,677	(10,500)	(407)	(3,644)	186,467	4,777	0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	11,397	0	(11,380)	748	(765)	0	0	0
PIMCO Investment Grade Corporate Bond Fund	36,177	12,321	0	0	(2,482)	46,016	921	0
PIMCO Real Return Fund	29,413	164	0	0	(2,576)	27,001	164	0
PIMCO RealEstateRealReturn Strategy Fund	3,926	173	0	0	(419)	3,680	173	0
PIMCO Short-Term Floating NAV Portfolio	49,940	782,899	(677,600)	(13)	1	155,227	99	0
PIMCO StocksPLUS® Fund	143,702	1,943	(130,400)	17,206	(3,839)	28,612	1,944	0
PIMCO Total Return Fund	28,437	368	0	0	(1,228)	27,577	368	0
PIMCO Unconstrained Bond Fund	169,075	803	(17,000)	(603)	(2,227)	150,048	803	0
Totals	$1,093,279	$997,919	$(1,050,731)	$22,579	$(28,425)	$1,034,621	$14,137	$0

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,507,248	$1,409,855	$500,514	$814,254

SEMIANNUAL REPORT	JUNE 30, 2013	39

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	142	$1,818	1	$13
Administrative Class	1,483	18,805	3,663	46,128
Advisor Class	7,401	89,668	8,213	103,030
Issued as reinvestment of distributions
Institutional Class	3	30	0	0
Administrative Class	494	5,883	1,138	14,224
Advisor Class	1,928	23,087	4,283	53,646
Cost of shares redeemed
Institutional Class	0	(2)	0	0
Administrative Class	(1,693)	(21,128)	(2,071)	(25,916)
Advisor Class	(10,166)	(127,594)	(9,465)	(118,649)
Net increase (decrease) resulting from Portfolio share transactions	(408)	$(9,433)	5,762	$72,476

As of June 30, 2013, 3 shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 89% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months

The Portfolio may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked financial derivative instruments, including commodity swap agreements, options, futures contracts and foreign funds investing in similar commodity-linked financial derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event that the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$1,991,033	$28,492	$(150,103)	$(121,611)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNY	Chinese Renminbi	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	ETN	Exchange Traded Notes	SPDR	Standard & Poor’s Depository Receipts
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	WTI	West Texas Intermediate

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT33SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO High Yield Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	90.4%
Short-Term Instruments	7.6%
Bank Loan Obligations	1.1%
Mortgage-Backed Securities	0.6%
Preferred Securities	0.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1998)
PIMCO High Yield Portfolio Administrative Class	0.64%	8.06%	8.31%	7.23%	6.02%
The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	0.78%	8.51%	9.41%	7.93%	6.47%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Administrative Class shares.

± The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,006.40	$1,021.08
Expenses Paid During Period†	$3.73	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to European high yield securities contributed to returns as these securities outperformed the U.S. high yield bond market over the reporting period.

»	An underweight to the energy sector contributed to returns as the sector underperformed the broader high yield bond market over the reporting period.

»	Security selection in the building products sector contributed to returns as materials-focused companies outperformed the broader industry category.

»	Security selection in the energy sector detracted from returns as select energy issuers underperformed the broader sector over the reporting period.

»	Security selection in the technology sector detracted from returns as higher quality bonds within the below investment grade category underperformed mid-to-lower rated bonds over the reporting period.

»	An underweight to the banking sector detracted from returns as the industry outperformed the broader high yield bond market over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$8.06		$7.47	$7.75	$7.28	$5.66	$8.05
Net investment income (a)	0.22		0.43	0.51	0.54	0.55	0.54
Net realized/unrealized gain (loss)	(0.17)		0.61	(0.26)	0.48	1.62	(2.35)
Total income (loss) from investment operations	0.05		1.04	0.25	1.02	2.17	(1.81)
Dividends from net investment income	(0.22)		(0.45)	(0.53)	(0.55)	(0.55)	(0.53)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.02)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.03)
Total distributions	(0.22)		(0.45)	(0.53)	(0.55)	(0.55)	(0.58)
Net asset value end of year or period	$7.89		$8.06	$7.47	$7.75	$7.28	$5.66
Total return	0.64%		14.30%	3.34%	14.46%	40.26%	(23.51)%
Net assets end of year or period (000s)	$967,562		$1,010,351	$748,448	$664,342	$531,066	$318,753
Ratio of expenses to average net assets	0.75	%*	0.75%	0.75%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	5.38	%*	5.53%	6.68%	7.14%	8.56%	7.53%
Portfolio turnover rate	22	%**	43%**	68%**	64%**	181%	313%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$891,066
Investments in Affiliates, at value	72,340
Repurchase agreements, at value	595
Cash	432
Deposits with counterparty	1,093
Foreign currency, at value	841
Receivable for investments sold	6,152
Unrealized appreciation on foreign currency contracts	1,110
Unrealized appreciation on OTC swap agreements	1,320
Receivable for Portfolio shares sold	4,425
Interest and dividends receivable	15,888
Dividends receivable from Affiliates	17
995,279

Liabilities:
Payable for investments purchased	$3,736
Payable for investments in Affiliates purchased	16
OTC swap premiums received	840
Variation margin payable on financial derivative instruments	88
Unrealized depreciation on foreign currency contracts	60
Deposits from counterparty	1,370
Payable for Portfolio shares redeemed	1,500
Accrued investment advisory fees	198
Accrued supervisory and administrative fees	278
Accrued distribution fees	6
Accrued servicing fees	115
8,207

Net Assets	$987,072

Net Assets Consist of:
Paid in capital	$959,626
Undistributed net investment income	3,278
Accumulated undistributed net realized (loss)	(5,498)
Net unrealized appreciation	29,666
$987,072

Net Assets:
Institutional Class	$5,652
Administrative Class	967,562
Advisor Class	13,858

Shares Issued and Outstanding:
Institutional Class	716
Administrative Class	122,667
Advisor Class	1,757

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.89
Administrative Class	7.89
Advisor Class	7.89

Cost of Investments	$864,673
Cost of Investments in Affiliates	$72,341
Cost of Repurchase Agreements	$595
Cost of Foreign Currency Held	$853

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$33,589
Dividends	112
Dividends from Affiliate investments	154
Total Income	33,855

Expenses:
Investment advisory fees	1,374
Supervisory and administrative fees	1,924
Servicing fees - Administrative Class	774
Distribution and/or servicing fees - Advisor Class	77
Trustees’ fees	6
Interest expense	1
Total Expenses	4,156

Net Investment Income	29,699

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,956
Net realized (loss) on Affiliate investments	(154)
Net realized gain on swaps	3,475
Net realized (loss) on foreign currency transactions	(330)
Net change in unrealized (depreciation) on investments	(32,745)
Net change in unrealized appreciation on Affiliate investments	140
Net change in unrealized (depreciation) on swaps	(887)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,661
Net (Loss)	(21,884)

Net Increase in Net Assets Resulting from Operations	$7,815

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$29,699	$53,087
Net realized gain	10,101	15,763
Net realized gain (loss) on Affiliate investments	(154)	80
Net capital gain distributions received from Affiliate investments	0	11
Net change in unrealized appreciation (depreciation)	(31,971)	55,517
Net change in unrealized appreciation (depreciation) on Affiliate investments	140	(147)
Net increase resulting from operations	7,815	124,311

Distributions to Shareholders:
From net investment income
Institutional Class	(166)	(304)
Administrative Class	(28,960)	(51,949)
Advisor Class	(1,671)	(3,273)

Total Distributions	(30,797)	(55,526)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(71,884)	194,833

Total Increase (Decrease) in Net Assets	(94,866)	263,618

Net Assets:
Beginning of period	1,081,938	818,320
End of period*	$987,072	$1,081,938

*Including undistributed net investment income of:	$3,278	$4,376

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Bausch & Lomb, Inc.
4.000% due 05/17/2019		$1,485	$1,489
Caesars Entertainment Operating Co., Inc.
5.443% due 01/28/2018		798	707
Catalent Pharma Solutions, Inc.
3.695% due 09/15/2016		987	983
Community Health Systems, Inc.
2.445% due 07/25/2014		181	182
MGM Resorts International, Inc.
3.500% due 12/20/2019		1,493	1,482
Nielsen Holdings NV
3.000% due 02/21/2014		2,750	2,741
Silver U.S. Holdings LLC
4.000% due 12/13/2019		498	495
Sun Products Corp.
5.500% due 03/23/2020		499	494
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		1,109	780
WP Prism, Inc.
6.250% due 05/31/2018		1,500	1,502

Total Bank Loan Obligations (Cost $11,024)			10,855

CORPORATE BONDS & NOTES 88.3%

BANKING & FINANCE 9.3%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,010
Ally Financial, Inc.
3.125% due 01/15/2016		1,500	1,497
5.500% due 02/15/2017		5,000	5,244
6.250% due 12/01/2017		3,500	3,756
6.750% due 12/01/2014		100	106
7.500% due 09/15/2020		3,500	4,047
8.000% due 03/15/2020		2,000	2,333
8.000% due 11/01/2031		1,500	1,800
8.300% due 02/12/2015		1,750	1,890
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,225
8.625% due 05/22/2068	GBP	1,000	1,793
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$500	481
Barclays Bank PLC
14.000% due 06/15/2019 (b)	GBP	1,000	1,992
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	2,000	2,892
CBRE Services, Inc.
5.000% due 03/15/2023		$1,000	953
CIT Group, Inc.
4.250% due 08/15/2017		3,000	3,026
5.000% due 05/15/2017		1,000	1,026
5.000% due 08/15/2022		5,000	4,985
5.250% due 03/15/2018		2,500	2,581
5.500% due 02/15/2019		2,000	2,075
CNH Capital LLC
3.625% due 04/15/2018		2,000	1,910
3.875% due 11/01/2015		1,000	1,010
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,504
Corrections Corp. of America
4.625% due 05/01/2023		1,750	1,719
Credit Agricole S.A.
8.375% due 10/13/2019 (b)		2,000	2,128
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	508

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2019		$2,000	$2,040
6.750% due 06/01/2016		500	516
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,133
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	246
3.250% due 05/15/2018		750	731
HBOS PLC
6.750% due 05/21/2018		1,000	1,064
Hub International Ltd.
8.125% due 10/15/2018		1,000	1,045
ILFC E-Capital Trust
6.250% due 12/21/2065		250	229
International Lease Finance Corp.
6.250% due 05/15/2019		2,000	2,065
7.125% due 09/01/2018		1,750	1,943
8.625% due 09/15/2015		3,000	3,296
8.750% due 03/15/2017		2,000	2,238
Jefferies Finance LLC
7.375% due 04/01/2020		1,500	1,463
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	645
7.588% due 05/12/2020	GBP	500	767
7.625% due 10/14/2020	EUR	250	330
7.867% due 12/17/2019	GBP	500	773
7.869% due 08/25/2020		1,000	1,551
7.875% due 11/01/2020		$2,500	2,605
8.000% due 06/15/2020 (b)		500	511
9.125% due 07/15/2020	GBP	500	819
11.040% due 03/19/2020		500	851
Provident Funding Associates LP
6.750% due 06/15/2021		$500	501
RBS Capital Trust
2.319% due 09/30/2013 (b)	EUR	350	284
Regions Financial Corp.
7.375% due 12/10/2037		$1,500	1,688
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	1,950
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (b)		1,000	905
7.648% due 09/30/2031 (b)		250	231
SLM Corp.
5.000% due 06/15/2018		450	438
8.000% due 03/25/2020		1,000	1,086
8.450% due 06/15/2018		1,625	1,812
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	986
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	316
UBS AG
7.152% due 12/21/2017 (b)	EUR	600	843
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)		$660	682

			92,074

INDUSTRIALS 69.8%
Affinion Group, Inc.
7.875% due 12/15/2018		1,000	760
Aguila S.A.
7.875% due 01/31/2018		2,500	2,587
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,800	1,953
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		750	739
Alere, Inc.
8.625% due 10/01/2018		2,500	2,650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aleris International, Inc.
7.625% due 02/15/2018		$3,000	$3,139
7.875% due 11/01/2020		750	773
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,250	2,250
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,294
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,063
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (a)		1,000	1,030
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	1,940
7.750% due 07/15/2021		600	659
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,000	985
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,135
Antero Resources Finance Corp.
6.000% due 12/01/2020		1,000	990
7.250% due 08/01/2019		1,000	1,048
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,055
ArcelorMittal
4.250% due 08/05/2015		2,000	2,027
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	838
7.250% due 06/15/2021		1,000	830
ARD Finance S.A.
11.125% due 06/01/2018 (a)		623	664
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		1,000	938
7.000% due 11/15/2020		500	483
7.375% due 10/15/2017		1,000	1,071
9.250% due 10/15/2020	EUR	2,000	2,740
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	750	1,181
Ashland, Inc.
3.875% due 04/15/2018		$750	745
4.750% due 08/15/2022		1,250	1,241
6.875% due 05/15/2043		750	769
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,048
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,582
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	261
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,055
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,361
Axiall Corp.
4.875% due 05/15/2023		250	238
Bausch & Lomb, Inc.
9.875% due 11/01/2015		913	943
BC Mountain LLC
7.000% due 02/01/2021		1,000	1,023
B/E Aerospace, Inc.
5.250% due 04/01/2022		1,750	1,750
6.875% due 10/01/2020		1,000	1,085
Beazer Homes USA, Inc.
6.625% due 04/15/2018		1,000	1,066
Belden, Inc.
5.500% due 09/01/2022		750	741
Berry Plastics Corp.
9.500% due 05/15/2018		2,000	2,185
9.750% due 01/15/2021		2,000	2,270

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	1,000	$1,299
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,080
Biomet, Inc.
6.500% due 08/01/2020		5,500	5,696
6.500% due 10/01/2020		5,000	5,012
Bluescope Steel Ltd.
7.125% due 05/01/2018		1,000	1,020
Boise Cascade Co.
6.375% due 11/01/2020		750	763
Bombardier, Inc.
4.250% due 01/15/2016		600	617
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,075
Bristow Group, Inc.
6.250% due 10/15/2022		400	412
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,130
6.875% due 08/15/2018		250	265
7.000% due 02/15/2020		900	963
7.500% due 03/15/2020		500	538
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,460	1,559
Cablevision Systems Corp.
5.875% due 09/15/2022		1,500	1,459
8.000% due 04/15/2020		1,000	1,095
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,418
10.000% due 12/15/2018		250	151
Calcipar S.A.
6.875% due 05/01/2018		500	515
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,067
Carlson Wagonlit BV
6.875% due 06/15/2019		750	761
7.500% due 06/15/2019	EUR	250	335
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,009
7.875% due 12/01/2017		1,250	1,422
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,009
CCO Holdings LLC
5.125% due 02/15/2023		2,000	1,885
5.250% due 09/30/2022		3,000	2,865
5.750% due 09/01/2023		1,000	973
6.500% due 04/30/2021		1,000	1,048
6.625% due 01/31/2022		1,000	1,048
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	991
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,637
Cequel Communications Holdings LLC
6.375% due 09/15/2020		1,650	1,687
Ceridian Corp.
8.875% due 07/15/2019		350	391
CHC Helicopter S.A.
9.250% due 10/15/2020		2,500	2,575
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,087
Chesapeake Energy Corp.
5.750% due 03/15/2023		2,000	2,030
9.500% due 02/15/2015		2,000	2,220
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,015
9.500% due 05/15/2016		1,325	1,390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cimarex Energy Co.
5.875% due 05/01/2022		$500	$520
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	970
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,060
10.750% due 01/15/2017		1,460	1,580
Clean Harbors, Inc.
5.250% due 08/01/2020		1,000	1,020
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,500	1,432
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,617
7.625% due 03/15/2020		4,000	4,160
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	990
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,082
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	266
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,217
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,018
7.125% due 07/15/2020		2,000	2,065
8.000% due 11/15/2019		2,500	2,672
Concho Resources, Inc.
5.500% due 04/01/2023		500	495
6.500% due 01/15/2022		1,750	1,859
7.000% due 01/15/2021		750	810
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,000	1,058
8.250% due 04/01/2020		3,000	3,157
Constellation Brands, Inc.
4.250% due 05/01/2023		1,500	1,419
7.250% due 05/15/2017		1,000	1,145
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	84
Continental Resources, Inc.
4.500% due 04/15/2023		750	730
7.125% due 04/01/2021		400	442
7.375% due 10/01/2020		250	279
8.250% due 10/01/2019		50	55
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,500	1,552
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,292
Crown Americas LLC
4.500% due 01/15/2023		2,250	2,132
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,927
7.125% due 11/01/2019		500	536
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	243
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,265
7.875% due 02/15/2018		3,000	3,420
8.625% due 02/15/2019		1,000	1,160
CST Brands, Inc.
5.000% due 05/01/2023		250	245
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		2,000	2,005
6.375% due 11/01/2018		1,000	1,046
6.625% due 11/01/2020		2,000	2,130
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denbury Resources, Inc.
4.625% due 07/15/2023	$1,000	$924
8.250% due 02/15/2020	2,000	2,170
Digicel Group Ltd.
8.250% due 09/30/2020	1,000	1,040
10.500% due 04/15/2018	1,000	1,065
Digicel Ltd.
8.250% due 09/01/2017	3,000	3,135
DigitalGlobe, Inc.
5.250% due 02/01/2021	1,750	1,689
DineEquity, Inc.
9.500% due 10/30/2018	3,000	3,345
DISH DBS Corp.
5.000% due 03/15/2023	2,000	1,935
5.875% due 07/15/2022	5,000	5,100
6.750% due 06/01/2021	1,000	1,068
7.125% due 02/01/2016	2,000	2,175
7.750% due 05/31/2015	1,000	1,087
7.875% due 09/01/2019	2,000	2,250
DJO Finance LLC
7.750% due 04/15/2018	2,750	2,729
9.750% due 10/15/2017	500	513
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	799
Eagle Spinco, Inc.
4.625% due 02/15/2021	1,750	1,687
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,000	1,073
El Paso LLC
7.000% due 06/15/2017	475	519
7.250% due 06/01/2018	500	556
7.750% due 01/15/2032	500	534
7.800% due 08/01/2031	1,150	1,221
8.050% due 10/15/2030	780	834
Emergency Medical Services Corp.
8.125% due 06/01/2019	1,500	1,601
Endo Health Solutions, Inc.
7.000% due 12/15/2020	1,500	1,513
7.250% due 01/15/2022	1,250	1,266
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,536
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,000	1,116
Entravision Communications Corp.
8.750% due 08/01/2017	844	902
Era Group, Inc.
7.750% due 12/15/2022	750	754
First Data Corp.
6.750% due 11/01/2020	3,500	3,579
8.250% due 01/15/2021	3,500	3,587
12.625% due 01/15/2021	500	531
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	638
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	1,947
8.250% due 11/01/2019	2,500	2,587
Ford Motor Co.
9.215% due 09/15/2021	200	253
Forest Oil Corp.
7.250% due 06/15/2019	2,000	1,890
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,306
5.875% due 01/31/2022	1,250	1,322
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	860
GenCorp, Inc.
7.125% due 03/15/2021	1,000	1,040

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Cable Corp.
5.750% due 10/01/2022		$1,250	$1,244
Geo Group, Inc.
5.125% due 04/01/2023		500	479
Gibraltar Industries, Inc.
6.250% due 02/01/2021		750	780
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,000	1,100
Graphic Packaging International, Inc.
4.750% due 04/15/2021		2,500	2,431
7.875% due 10/01/2018		1,000	1,085
Griffey Intermediate, Inc.
7.000% due 10/15/2020		2,000	1,940
Griffon Corp.
7.125% due 04/01/2018		1,000	1,053
Grifols, Inc.
8.250% due 02/01/2018		1,500	1,620
H&E Equipment Services, Inc.
7.000% due 09/01/2022		750	786
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		3,500	3,356
HCA Holdings, Inc.
6.250% due 02/15/2021		2,500	2,556
7.750% due 05/15/2021		1,500	1,624
HCA, Inc.
4.750% due 05/01/2023		2,750	2,640
5.875% due 05/01/2023		1,750	1,754
6.500% due 02/15/2020		2,500	2,711
7.190% due 11/15/2015		180	195
7.250% due 09/15/2020		2,975	3,202
7.500% due 02/15/2022		4,000	4,440
8.000% due 10/01/2018		3,500	4,029
8.500% due 04/15/2019		2,500	2,689
HD Supply, Inc.
7.500% due 07/15/2020		3,000	3,045
8.125% due 04/15/2019		3,000	3,300
10.500% due 01/15/2021		500	519
11.000% due 04/15/2020		2,500	2,925
11.500% due 07/15/2020		1,250	1,453
Headwaters, Inc.
7.625% due 04/01/2019		2,000	2,100
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,753
Hecla Mining Co.
6.875% due 05/01/2021		500	466
HeidelbergCement Finance Luxembourg S.A.
8.500% due 10/31/2019	EUR	1,000	1,599
Hertz Corp.
5.875% due 10/15/2020		$500	518
6.250% due 10/15/2022		500	524
6.750% due 04/15/2019		3,000	3,187
7.375% due 01/15/2021		1,500	1,631
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		1,250	1,253
8.875% due 02/01/2018		2,500	2,562
9.000% due 11/15/2020		2,000	1,920
Hiland Partners LP
7.250% due 10/01/2020		500	518
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,500	1,597
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,084
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,000	1,037
6.000% due 10/01/2021		2,000	2,170
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	533
7.625% due 06/15/2021		1,000	1,068

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	$1,000	$1,074
Huntsman International LLC
4.875% due 11/15/2020	2,000	1,985
8.625% due 03/15/2021	4,000	4,410
IASIS Healthcare LLC
8.375% due 05/15/2019	2,000	2,029
Igloo Holdings Corp.
8.250% due 12/15/2017 (a)	600	615
Immucor, Inc.
11.125% due 08/15/2019	1,000	1,090
IMS Health, Inc.
6.000% due 11/01/2020	2,000	2,040
Ineos Finance PLC
7.500% due 05/01/2020	2,000	2,135
INEOS Group Holdings S.A.
6.125% due 08/15/2018	1,500	1,436
Infor U.S., Inc.
9.375% due 04/01/2019	250	272
Inmet Mining Corp.
7.500% due 06/01/2021	1,000	963
8.750% due 06/01/2020	1,500	1,541
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	945
7.250% due 04/01/2019	1,500	1,577
7.250% due 10/15/2020	4,250	4,484
7.500% due 04/01/2021	3,500	3,692
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	250	253
7.750% due 06/01/2021	1,500	1,521
8.125% due 06/01/2023	2,000	2,072
Interactive Data Corp.
10.250% due 08/01/2018	1,500	1,669
Interline Brands, Inc.
7.500% due 11/15/2018	500	528
10.000% due 11/15/2018 (a)	250	270
inVentiv Health, Inc.
11.000% due 08/15/2018	500	420
Iron Mountain, Inc.
5.750% due 08/15/2024	1,000	943
Jaguar Holding Co.
9.375% due 10/15/2017 (a)	500	525
9.500% due 12/01/2019	1,000	1,110
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018	750	814
8.125% due 05/15/2021	2,000	2,210
Jarden Corp.
7.500% due 05/01/2017	1,500	1,661
JMC Steel Group
8.250% due 03/15/2018	2,000	1,965
Kinetic Concepts, Inc.
10.500% due 11/01/2018	2,000	2,160
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021	500	488
Lamar Media Corp.
5.000% due 05/01/2023	1,000	965
5.875% due 02/01/2022	500	516
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,033
Laredo Petroleum, Inc.
9.500% due 02/15/2019	1,500	1,657
Lear Corp.
4.750% due 01/15/2023	1,000	955
Lender Processing Services, Inc.
5.750% due 04/15/2023	750	801
Levi Strauss & Co.
7.625% due 05/15/2020	1,000	1,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Limited Brands, Inc.
5.625% due 02/15/2022		$750	$765
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		500	528
8.125% due 05/15/2018		1,025	1,092
LKQ Corp.
4.750% due 05/15/2023		500	479
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	933
Lynx Corp.
6.000% due 04/15/2021	GBP	1,000	1,516
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$500	477
Manitowoc Co., Inc.
5.875% due 10/15/2022		1,000	1,010
8.500% due 11/01/2020		3,000	3,285
9.500% due 02/15/2018		1,000	1,080
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,706
McClatchy Co.
9.000% due 12/15/2022		1,500	1,582
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	1,880
MGM Resorts International
6.625% due 12/15/2021		2,000	2,065
6.750% due 10/01/2020		2,500	2,594
6.875% due 04/01/2016		450	484
7.500% due 06/01/2016		1,500	1,642
7.625% due 01/15/2017		2,000	2,195
7.750% due 03/15/2022		2,000	2,182
8.625% due 02/01/2019		1,000	1,135
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,200
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,612
Milacron LLC
7.750% due 02/15/2021		500	501
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		750	788
Mueller Water Products, Inc.
7.375% due 06/01/2017		1,000	1,030
8.750% due 09/01/2020		440	482
MultiPlan, Inc.
9.875% due 09/01/2018		1,750	1,912
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	682
8.875% due 12/01/2018		$2,250	2,351
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,639
NCR Corp.
4.625% due 02/15/2021		1,500	1,440
5.000% due 07/15/2022		500	485
NeuStar, Inc.
4.500% due 01/15/2023		400	380
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,087
7.125% due 05/15/2018		1,075	1,118
Nielsen Finance LLC
4.500% due 10/01/2020		2,000	1,930
7.750% due 10/15/2018		2,500	2,700
Nokia OYJ
5.375% due 05/15/2019		1,000	978
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,130
8.750% due 12/15/2020		4,500	4,849
NXP BV
9.750% due 08/01/2018		270	303

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oasis Petroleum, Inc.
6.500% due 11/01/2021	$1,000	$1,030
6.875% due 01/15/2023	1,000	1,035
OGX Austria GmbH
8.500% due 06/01/2018	3,000	975
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018	1,349	1,467
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (a)	1,000	1,005
Oshkosh Corp.
8.250% due 03/01/2017	175	187
8.500% due 03/01/2020	175	190
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017	858	923
Party City Holdings, Inc.
8.875% due 08/01/2020	1,000	1,077
Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,258
6.250% due 11/15/2021	2,500	2,425
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	513
Perstorp Holding AB
8.750% due 05/15/2017	2,000	2,010
11.000% due 08/15/2017	1,250	1,244
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,706
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)	2,000	2,050
PetroBakken Energy Ltd.
8.625% due 02/01/2020	1,500	1,432
PHH Corp.
9.250% due 03/01/2016	500	559
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,070
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022	1,000	1,050
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	500	479
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	500	498
Plains Exploration & Production Co.
6.125% due 06/15/2019	2,000	2,122
6.750% due 02/01/2022	1,000	1,061
6.875% due 02/15/2023	750	803
7.625% due 04/01/2020	250	276
Ply Gem Industries, Inc.
8.250% due 02/15/2018	2,238	2,395
Polymer Group, Inc.
7.750% due 02/01/2019	1,000	1,045
Polypore International, Inc.
7.500% due 11/15/2017	1,500	1,571
Post Holdings, Inc.
7.375% due 02/15/2022	750	806
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,018
Prestige Brands, Inc.
8.125% due 02/01/2020	500	549
PVH Corp.
4.500% due 12/15/2022	2,000	1,930
7.375% due 05/15/2020	1,750	1,907
Quebecor Media, Inc.
7.750% due 03/15/2016	323	329
Radiation Therapy Services, Inc.
8.875% due 01/15/2017	500	473
9.875% due 04/15/2017	750	461
Rain CII Carbon LLC
8.000% due 12/01/2018	1,500	1,545
8.250% due 01/15/2021	1,000	1,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Range Resources Corp.
5.000% due 08/15/2022		$1,500	$1,474
5.000% due 03/15/2023		1,000	983
5.750% due 06/01/2021		500	518
6.750% due 08/01/2020		750	808
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,337
Regency Energy Partners LP
5.500% due 04/15/2023		1,000	990
6.875% due 12/01/2018		1,125	1,190
Rexel S.A.
6.125% due 12/15/2019		1,000	1,025
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,500	2,525
6.875% due 02/15/2021		1,500	1,579
7.125% due 04/15/2019		1,250	1,327
7.875% due 08/15/2019		1,000	1,095
8.250% due 02/15/2021		2,500	2,484
8.500% due 05/15/2018		1,175	1,216
9.000% due 04/15/2019		2,000	2,075
9.875% due 08/15/2019		4,000	4,300
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	870
6.000% due 01/15/2019		750	673
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,522
Ryerson, Inc.
9.000% due 10/15/2017		750	764
Ryland Group, Inc.
5.375% due 10/01/2022		500	484
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	729
5.625% due 04/15/2023		1,000	948
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,105
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,530
6.875% due 11/15/2019		550	593
Samson Investment Co.
10.000% due 02/15/2020		2,000	2,117
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	1,920
8.125% due 10/15/2022		4,000	3,980
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	975
7.750% due 07/15/2017		750	795
SBA Communications Corp.
5.625% due 10/01/2019		500	497
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,006
Schaeffler Finance BV
4.750% due 05/15/2021		2,000	1,910
7.750% due 02/15/2017		1,000	1,110
7.750% due 02/15/2017	EUR	2,500	3,588
8.500% due 02/15/2019		$2,500	2,800
8.750% due 02/15/2019	EUR	1,500	2,158
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,250	1,262
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	533
7.250% due 01/15/2018		150	158
Sealed Air Corp.
5.250% due 04/01/2023		1,000	975
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,000	2,270
Sensata Technologies BV
4.875% due 10/15/2023		1,000	968
6.500% due 05/15/2019		1,500	1,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Serta Simmons Holdings LLC
8.125% due 10/01/2020		$1,000	$1,023
ServiceMaster Co.
7.000% due 08/15/2020		2,000	1,907
8.000% due 02/15/2020		500	501
Silver Borrower
7.750% due 12/15/2020		1,500	1,515
Simmons Foods, Inc.
10.500% due 11/01/2017		500	529
Sinclair Television Group, Inc.
5.375% due 04/01/2021		1,000	965
6.125% due 10/01/2022		1,000	1,005
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		1,500	1,474
Smithfield Foods, Inc.
6.625% due 08/15/2022		2,500	2,694
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	548
Sonat, Inc.
7.000% due 02/01/2018		500	524
Sophia LP
9.750% due 01/15/2019		2,000	2,150
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	525
6.625% due 11/15/2022		1,500	1,575
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,300
SPX Corp.
6.875% due 09/01/2017		750	814
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	531
6.375% due 08/15/2022		500	530
7.625% due 03/15/2020		1,500	1,605
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,170
Suburban Propane Partners LP
7.375% due 03/15/2020		275	287
7.375% due 08/01/2021		247	258
7.500% due 10/01/2018		844	890
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,496
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,010
7.375% due 11/15/2018		1,500	1,590
7.625% due 11/15/2020		1,500	1,597
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	690
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	537
7.000% due 12/31/2017	EUR	475	654
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,072
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,678
Tempur-Pedic International, Inc.
6.875% due 12/15/2020		1,000	1,060
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,000	935
8.000% due 08/01/2020		2,000	2,072
Terex Corp.
6.000% due 05/15/2021		1,100	1,103
Tesoro Logistics LP
5.875% due 10/01/2020		500	495
Tomkins LLC
9.000% due 10/01/2018		2,127	2,329
TransDigm, Inc.
5.500% due 10/15/2020		1,250	1,187
7.750% due 12/15/2018		3,000	3,172

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		$1,500	$1,596
9.625% due 06/15/2018		500	536
TransUnion LLC
11.375% due 06/15/2018		2,000	2,225
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	796
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,000	1,920
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	998
Tronox Finance LLC
6.375% due 08/15/2020		1,000	948
TRW Automotive, Inc.
4.500% due 03/01/2021		1,000	1,003
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		1,000	1,024
United Rentals North America, Inc.
6.125% due 06/15/2023		350	350
7.375% due 05/15/2020		1,000	1,072
7.625% due 04/15/2022		2,250	2,447
8.250% due 02/01/2021		1,500	1,650
8.375% due 09/15/2020		1,500	1,631
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,532
5.500% due 01/15/2023		$1,250	1,187
5.750% due 01/15/2023	EUR	1,500	1,909
7.500% due 03/15/2019		$500	529
7.500% due 03/15/2019	EUR	750	1,041
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	435
Univision Communications, Inc.
6.750% due 09/15/2022		$1,500	1,582
6.875% due 05/15/2019		3,000	3,165
7.875% due 11/01/2020		1,750	1,903
8.500% due 05/15/2021		2,500	2,669
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,512
6.750% due 03/15/2023	CHF	1,000	1,032
6.750% due 03/15/2023	EUR	1,000	1,269
8.375% due 08/15/2020		1,250	1,740
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,656
USG Corp.
8.375% due 10/15/2018		1,500	1,631
Valeant Pharmaceuticals International
6.375% due 10/15/2020		1,000	994
6.750% due 08/15/2021		2,000	2,012
6.875% due 12/01/2018		1,000	1,030
7.000% due 10/01/2020		2,500	2,562
7.250% due 07/15/2022		1,250	1,275
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,000	4,260
Videotron Ltd
9.125% due 04/15/2018		500	526
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,250	1,336
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,080
Warner Chilcott Co. LLC
7.750% due 09/15/2018		3,000	3,255
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		3,000	3,037
7.375% due 02/15/2018	EUR	1,000	1,316
11.750% due 07/15/2017		$1,750	1,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windstream Corp.
7.000% due 03/15/2019	$2,000	$2,010
7.750% due 10/15/2020	1,000	1,040
7.750% due 10/01/2021	500	520
8.125% due 09/01/2018	1,000	1,070
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	519
Wynn Las Vegas LLC
5.375% due 03/15/2022	2,500	2,537
7.750% due 08/15/2020	1,500	1,673
Zayo Group LLC
8.125% due 01/01/2020	750	818

		688,426

UTILITIES 9.2%
Access Midstream Partners LP
4.875% due 05/15/2023	1,000	933
6.125% due 07/15/2022	500	509
AES Corp.
7.375% due 07/01/2021	3,000	3,307
8.000% due 10/15/2017	500	565
8.000% due 06/01/2020	1,500	1,717
9.750% due 04/15/2016	1,000	1,157
Athlon Holdings LP
7.375% due 04/15/2021	750	743
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	478
6.625% due 10/01/2020	1,000	1,007
Calpine Corp.
7.500% due 02/15/2021	2,700	2,896
7.875% due 07/31/2020	1,575	1,717
Covanta Holding Corp.
7.250% due 12/01/2020	500	527
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	2,000	2,040
10.000% due 12/01/2020	5,000	5,492
EP Energy LLC
6.875% due 05/01/2019	500	538
9.375% due 05/01/2020	4,500	5,107
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,582
Exterran Partners LP
6.000% due 04/01/2021	1,000	990
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,190
8.250% due 04/15/2017	275	312
8.500% due 04/15/2020	500	554
9.000% due 08/15/2031	1,025	1,020
Inergy Midstream LP
6.000% due 12/15/2020	750	728
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,008
MarkWest Energy Partners LP
4.500% due 07/15/2023	1,250	1,150
5.500% due 02/15/2023	750	743
6.750% due 11/01/2020	450	477
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	750	766
6.625% due 11/15/2020	2,500	2,603
6.625% due 04/01/2023	3,000	3,064
Midwest Generation LLC
8.560% due 01/02/2016 ^	636	598
NGPL PipeCo LLC
7.119% due 12/15/2017	750	731
9.625% due 06/01/2019	1,000	1,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northwestern Bell Telephone
7.750% due 05/01/2030	$1,208	$1,287
NRG Energy, Inc.
6.625% due 03/15/2023	1,500	1,507
7.625% due 01/15/2018	5,000	5,375
7.875% due 05/15/2021	1,000	1,072
8.250% due 09/01/2020	2,250	2,436
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,644
Red Oak Power LLC
8.540% due 11/30/2019	873	921
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,050
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,895
6.900% due 05/01/2019	4,500	4,702
8.750% due 03/15/2032	3,000	3,315
Sprint Nextel Corp.
6.000% due 11/15/2022	4,000	3,940
7.000% due 03/01/2020	1,500	1,624
8.375% due 08/15/2017	1,000	1,127
9.000% due 11/15/2018	2,500	2,931
Targa Resources Partners LP
4.250% due 11/15/2023	1,000	898
5.250% due 05/01/2023	1,500	1,444
6.375% due 08/01/2022	375	395
7.875% due 10/15/2018	1,000	1,070
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,519	1,631
tw telecom Holdings, Inc.
8.000% due 03/01/2018	450	479
VimpelCom Holdings BV
7.504% due 03/01/2022	750	778

		90,810

Total Corporate Bonds & Notes (Cost $846,139)		871,310

MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	31

Total Municipal Bonds & Notes (Cost $45)		31

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets Trust
0.383% due 05/25/2046	107	74
Bear Stearns Alt-A Trust
4.689% due 11/25/2036 ^	895	717
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034	11	11
2.833% due 07/25/2046 ^	33	25
Countrywide Alternative Loan Trust
0.387% due 12/20/2046	283	188
0.402% due 03/20/2046	122	86
0.422% due 05/20/2046 ^	156	88
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	90	63
2.710% due 05/20/2036	527	409
GSR Mortgage Loan Trust
2.759% due 04/25/2035	13	12
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	102	70
1.018% due 12/19/2036 ^	42	31
2.797% due 08/19/2036 ^	58	43

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
3.058% due 03/25/2037 ^	$1,801	$1,528
6.000% due 07/25/2037	795	649
Luminent Mortgage Trust
0.363% due 12/25/2036	51	38
0.373% due 12/25/2036	32	23
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046	29	21
Residential Accredit Loans, Inc. Trust
3.113% due 03/25/2035 ^	47	37
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^	384	175
Structured Asset Mortgage Investments Trust
0.413% due 09/25/2047	1,000	653
0.503% due 09/25/2045	98	81
WaMu Mortgage Pass-Through Certificates
0.929% due 04/25/2047	51	44
0.989% due 12/25/2046	48	37
2.386% due 12/25/2036 ^	576	479
2.658% due 09/25/2036 ^	36	30
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.139% due 05/25/2046	43	28

Total Mortgage-Backed Securities (Cost $4,315)		5,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.263% due 01/25/2037 ^	$103	$37
Structured Asset Securities Corp.
0.493% due 06/25/2035	265	227

Total Asset-Backed Securities (Cost $251)		264

	SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/29/2013 (b)	1,750	1,663
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,303

Total Preferred Securities (Cost $2,899)		2,966

SHORT-TERM INSTRUMENTS 7.4%

REPURCHASE AGREEMENTS (d) 0.1%
		595

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 7.3%
PIMCO Short-Term Floating NAV Portfolio	7,229,666	$72,340

Total Short-Term Instruments (Cost $72,936)		72,935

Total Investments 97.7% (Cost $937,609)		$964,001

Other Assets and Liabilities (Net) 2.3%		23,071

Net Assets 100.0%		$987,072

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(417)	$400	$400
SSB	0.010%	06/28/2013	07/01/2013	195	Fannie Mae 2.200% due 10/17/2022	(202)	195	195

						$(619)	$595	$595

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,618 at a weighted average interest rate of (1.750%).

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$400	$(417)	$(17)
SSB	195	(202)	(7)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$9,900	$500	$ 370
CDX.HY-19 5-Year Index	5.000%	12/20/2017	10,000	426	550

				$926	$ 920

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Cash of $1,093 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation	Variation Margin (Payable) (4)
Centrally Cleared Swaps
FOB	$289	$(47)
GSC	205	(20)
MSC	426	(21)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	393	GBP	259	WST	$0	$0	$0
08/2013	CHF	1,501	$	1,607	BPS	18	0	18
08/2013	$	15	CHF	14	FBF	0	0	0
09/2013	EUR	28,672	$	38,153	CBK	819	0	819
09/2013	GBP	8,214		12,761	BPS	273	0	273
09/2013	$	3,517	EUR	2,655	CBK	0	(60)	(60)

						$1,110	$(60)	$1,050

OTC Swap Agreements:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	0.398%	$	1,000	$36	$(94)	$130
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	0.656%		200	11	(18)	29
El Paso LLC	FBF	5.000%	12/20/2014	0.752%		2,500	161	(75)	236
El Paso LLC	GST	5.000%	09/20/2014	0.637%		3,000	166	(285)	451
HCA, Inc.	BOA	5.000%	03/20/2014	0.547%		1,000	34	(150)	184
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.348%		100	1	0	1
SLM Corp.	BOA	5.000%	09/20/2014	0.907%		800	42	(112)	154
SLM Corp.	BRC	5.000%	12/20/2013	0.628%		650	14	(72)	86
SLM Corp.	DUB	5.000%	09/20/2014	0.907%		300	15	(34)	49

							$480	$(840)	$1,320

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (4)
BOA	$76	$0	$76
BPS	291	(280)	11
BRC	14	0	14
CBK	770	(620)	150
DUB	15	0	15
FBF	197	(440)	(243)
GST	167	(310)	(143)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$1,110	$0	$1,110
Unrealized appreciation on OTC swap agreements	0	1,320	0	0	0	1,320

	$0	$1,320	$0	$1,110	$0	$2,430

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$88	$0	$0	$0	$88
Unrealized depreciation on foreign currency contracts	0	0	0	60	0	60

	$0	$88	$0	$60	$0	$148

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on swaps	$0	$3,475	$0	$0	$0	$3,475
Net realized (loss) on foreign currency transactions	0	0	0	(533)	0	(533)

	$0	$3,475	$0	$(533)	$0	$2,942

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(887)	$0	$0	$0	$(887)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,704	0	1,704

	$0	$(887)	$0	$1,704	$0	$817

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $920 as reported in the Notes to Schedule of Investments.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$9,353	$1,502	$10,855
Corporate Bonds & Notes
Banking & Finance	0	92,074	0	92,074
Industrials	0	688,342	84	688,426
Utilities	0	90,212	598	90,810
Municipal Bonds & Notes
Puerto Rico	0	31	0	31
Mortgage-Backed Securities	0	5,640	0	5,640
Asset-Backed Securities	0	264	0	264
Preferred Securities
Banking & Finance	1,303	1,663	0	2,966
Short-Term Instruments
Repurchase Agreements	0	595	0	595
Central Funds Used for Cash Management Purposes	72,340	0	0	72,340
	$73,643	$888,174	$2,184	$964,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$2,240	$0	$2,240
Foreign Exchange Contracts	0	1,110	0	1,110
	$0	$3,350	$0	$3,350

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(60)	$0	$(60)

Totals	$73,643	$891,464	$2,184	$967,291

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$1,489	$0	$0	$0	$13	$0	$0	$1,502	$13
Corporate Bonds & Notes
Industrials	113	0	(27)	0	0	(2)	0	0	84	(1)
Utilities	1,441	0	(833)	(3)	(20)	13	0	0	598	(17)

Totals	$1,554	$1,489	$(860)	$(3)	$(20)	$24	$0	$0	$2,184	$(5)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,502	Third Party Vendor	Broker Quote	100.13
Corporate Bonds & Notes
Industrials	84	Third Party Vendor	Broker Quote	105.00
Utilities	598	Third Party Vendor	Broker Quote	94.00

Total	$2,184

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

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shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

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Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options

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contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the

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Notes to Financial Statements (Cont.)

“lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had $2,740,833 in unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow

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from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

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Notes to Financial Statements (Cont.)

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or loan issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected,

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or loan issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio.

The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$105,401	$178,853	$(211,900)	$(154)	$140	$72,340	$154	$0

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$1,427	$229,373	$274,033

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	32	$261	162	$1,266
Administrative Class	19,106	155,290	72,210	561,931
Advisor Class	3,707	30,098	20,433	158,780
Issued as reinvestment of distributions
Institutional Class	20	166	39	304
Administrative Class	3,574	28,953	6,639	51,949
Advisor Class	206	1,671	419	3,273
Cost of shares redeemed
Institutional Class	(46)	(376)	(116)	(901)
Administrative Class	(25,383)	(204,832)	(53,624)	(416,761)
Advisor Class	(10,329)	(83,115)	(21,403)	(165,008)
Net increase (decrease) resulting from Portfolio share transactions	(9,113)	$(71,884)	24,759	$194,833

As of June 30, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 60% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$937,842	$36,809	$(10,650)	$26,159

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	GST	Goldman Sachs International
BPS	BNP Paribas S.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	FOB	Credit Suisse Securities (USA) LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	WST	Westpac Banking Corp.

Currency Abbreviations:
CHF	Swiss Franc	EUR	Euro	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	OJSC	Open Joint Stock Company

SEMIANNUAL REPORT	JUNE 30, 2013	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT35SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO High Yield Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	90.4%
Short-Term Instruments	7.6%
Bank Loan Obligations	1.1%
Mortgage-Backed Securities	0.6%
Preferred Securities	0.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (07/01/2002)
PIMCO High Yield Portfolio Institutional Class	0.72%	8.23%	8.47%	7.39%	8.40%
The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	0.78%	8.51%	9.41%	7.93%	8.86%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Institutional Class shares.

± The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,007.20	$1,021.82
Expenses Paid During Period†	$2.99	$3.01
Net Annualized Expense Ratio	0.60%	0.60%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to European high yield securities contributed to returns as these securities outperformed the U.S. high yield bond market over the reporting period.

»	An underweight to the energy sector contributed to returns as the sector underperformed the broader high yield bond market over the reporting period.

»	Security selection in the building products sector contributed to returns as materials-focused companies outperformed the broader industry category.

»	Security selection in the energy sector detracted from returns as select energy issuers underperformed the broader sector over the reporting period.

»	Security selection in the technology sector detracted from returns as higher quality bonds within the below investment grade category underperformed mid-to-lower rated bonds over the reporting period.

»	An underweight to the banking sector detracted from returns as the industry outperformed the broader high yield bond market over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$8.06		$7.47	$7.75	$7.28	$5.66	$8.05
Net investment income (a)	0.22		0.44	0.52	0.55	0.56	0.55
Net realized/unrealized gain (loss)	(0.16)		0.61	(0.25)	0.48	1.62	(2.34)
Total income (loss) from investment operations	0.06		1.05	0.27	1.03	2.18	(1.79)
Dividends from net investment income	(0.23)		(0.46)	(0.55)	(0.56)	(0.56)	(0.55)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.02)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.03)
Total distributions	(0.23)		(0.46)	(0.55)	(0.56)	(0.56)	(0.60)
Net asset value end of year or period	$7.89		$8.06	$7.47	$7.75	$7.28	$5.66
Total return	0.72%		14.47%	3.49%	14.63%	40.47%	(23.39)%
Net assets end of year or period (000s)	$5,652		$5,724	$4,672	$4,087	$3,284	$1,992
Ratio of expenses to average net assets	0.60	%*	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60	%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	5.54	%*	5.69%	6.85%	7.30%	8.69%	7.74%
Portfolio turnover rate	22	%**	43%**	68%**	64%**	181%	313%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$891,066
Investments in Affiliates, at value	72,340
Repurchase agreements, at value	595
Cash	432
Deposits with counterparty	1,093
Foreign currency, at value	841
Receivable for investments sold	6,152
Unrealized appreciation on foreign currency contracts	1,110
Unrealized appreciation on OTC swap agreements	1,320
Receivable for Portfolio shares sold	4,425
Interest and dividends receivable	15,888
Dividends receivable from Affiliates	17
995,279

Liabilities:
Payable for investments purchased	$3,736
Payable for investments in Affiliates purchased	16
OTC swap premiums received	840
Variation margin payable on financial derivative instruments	88
Unrealized depreciation on foreign currency contracts	60
Deposits from counterparty	1,370
Payable for Portfolio shares redeemed	1,500
Accrued investment advisory fees	198
Accrued supervisory and administrative fees	278
Accrued distribution fees	6
Accrued servicing fees	115
8,207

Net Assets	$987,072

Net Assets Consist of:
Paid in capital	$959,626
Undistributed net investment income	3,278
Accumulated undistributed net realized (loss)	(5,498)
Net unrealized appreciation	29,666
$987,072

Net Assets:
Institutional Class	$5,652
Administrative Class	967,562
Advisor Class	13,858

Shares Issued and Outstanding:
Institutional Class	716
Administrative Class	122,667
Advisor Class	1,757

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.89
Administrative Class	7.89
Advisor Class	7.89

Cost of Investments	$864,673
Cost of Investments in Affiliates	$72,341
Cost of Repurchase Agreements	$595
Cost of Foreign Currency Held	$853

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$33,589
Dividends	112
Dividends from Affiliate investments	154
Total Income	33,855

Expenses:
Investment advisory fees	1,374
Supervisory and administrative fees	1,924
Servicing fees - Administrative Class	774
Distribution and/or servicing fees - Advisor Class	77
Trustees’ fees	6
Interest expense	1
Total Expenses	4,156

Net Investment Income	29,699

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,956
Net realized (loss) on Affiliate investments	(154)
Net realized gain on swaps	3,475
Net realized (loss) on foreign currency transactions	(330)
Net change in unrealized (depreciation) on investments	(32,745)
Net change in unrealized appreciation on Affiliate investments	140
Net change in unrealized (depreciation) on swaps	(887)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,661
Net (Loss)	(21,884)

Net Increase in Net Assets Resulting from Operations	$7,815

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$29,699	$53,087
Net realized gain	10,101	15,763
Net realized gain (loss) on Affiliate investments	(154)	80
Net capital gain distributions received from Affiliate investments	0	11
Net change in unrealized appreciation (depreciation)	(31,971)	55,517
Net change in unrealized appreciation (depreciation) on Affiliate investments	140	(147)
Net increase resulting from operations	7,815	124,311

Distributions to Shareholders:
From net investment income
Institutional Class	(166)	(304)
Administrative Class	(28,960)	(51,949)
Advisor Class	(1,671)	(3,273)

Total Distributions	(30,797)	(55,526)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(71,884)	194,833

Total Increase (Decrease) in Net Assets	(94,866)	263,618

Net Assets:
Beginning of period	1,081,938	818,320
End of period*	$987,072	$1,081,938

*Including undistributed net investment income of:	$3,278	$4,376

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Bausch & Lomb, Inc.
4.000% due 05/17/2019		$1,485	$1,489
Caesars Entertainment Operating Co., Inc.
5.443% due 01/28/2018		798	707
Catalent Pharma Solutions, Inc.
3.695% due 09/15/2016		987	983
Community Health Systems, Inc.
2.445% due 07/25/2014		181	182
MGM Resorts International, Inc.
3.500% due 12/20/2019		1,493	1,482
Nielsen Holdings NV
3.000% due 02/21/2014		2,750	2,741
Silver U.S. Holdings LLC
4.000% due 12/13/2019		498	495
Sun Products Corp.
5.500% due 03/23/2020		499	494
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		1,109	780
WP Prism, Inc.
6.250% due 05/31/2018		1,500	1,502

Total Bank Loan Obligations (Cost $11,024)			10,855

CORPORATE BONDS & NOTES 88.3%

BANKING & FINANCE 9.3%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,010
Ally Financial, Inc.
3.125% due 01/15/2016		1,500	1,497
5.500% due 02/15/2017		5,000	5,244
6.250% due 12/01/2017		3,500	3,756
6.750% due 12/01/2014		100	106
7.500% due 09/15/2020		3,500	4,047
8.000% due 03/15/2020		2,000	2,333
8.000% due 11/01/2031		1,500	1,800
8.300% due 02/12/2015		1,750	1,890
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,225
8.625% due 05/22/2068	GBP	1,000	1,793
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$500	481
Barclays Bank PLC
14.000% due 06/15/2019 (b)	GBP	1,000	1,992
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	2,000	2,892
CBRE Services, Inc.
5.000% due 03/15/2023		$1,000	953
CIT Group, Inc.
4.250% due 08/15/2017		3,000	3,026
5.000% due 05/15/2017		1,000	1,026
5.000% due 08/15/2022		5,000	4,985
5.250% due 03/15/2018		2,500	2,581
5.500% due 02/15/2019		2,000	2,075
CNH Capital LLC
3.625% due 04/15/2018		2,000	1,910
3.875% due 11/01/2015		1,000	1,010
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,504
Corrections Corp. of America
4.625% due 05/01/2023		1,750	1,719
Credit Agricole S.A.
8.375% due 10/13/2019 (b)		2,000	2,128
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	508

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2019		$2,000	$2,040
6.750% due 06/01/2016		500	516
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,133
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	246
3.250% due 05/15/2018		750	731
HBOS PLC
6.750% due 05/21/2018		1,000	1,064
Hub International Ltd.
8.125% due 10/15/2018		1,000	1,045
ILFC E-Capital Trust
6.250% due 12/21/2065		250	229
International Lease Finance Corp.
6.250% due 05/15/2019		2,000	2,065
7.125% due 09/01/2018		1,750	1,943
8.625% due 09/15/2015		3,000	3,296
8.750% due 03/15/2017		2,000	2,238
Jefferies Finance LLC
7.375% due 04/01/2020		1,500	1,463
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	645
7.588% due 05/12/2020	GBP	500	767
7.625% due 10/14/2020	EUR	250	330
7.867% due 12/17/2019	GBP	500	773
7.869% due 08/25/2020		1,000	1,551
7.875% due 11/01/2020		$2,500	2,605
8.000% due 06/15/2020 (b)		500	511
9.125% due 07/15/2020	GBP	500	819
11.040% due 03/19/2020		500	851
Provident Funding Associates LP
6.750% due 06/15/2021		$500	501
RBS Capital Trust
2.319% due 09/30/2013 (b)	EUR	350	284
Regions Financial Corp.
7.375% due 12/10/2037		$1,500	1,688
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	1,950
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (b)		1,000	905
7.648% due 09/30/2031 (b)		250	231
SLM Corp.
5.000% due 06/15/2018		450	438
8.000% due 03/25/2020		1,000	1,086
8.450% due 06/15/2018		1,625	1,812
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	986
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	316
UBS AG
7.152% due 12/21/2017 (b)	EUR	600	843
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)		$660	682

			92,074

INDUSTRIALS 69.8%
Affinion Group, Inc.
7.875% due 12/15/2018		1,000	760
Aguila S.A.
7.875% due 01/31/2018		2,500	2,587
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,800	1,953
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		750	739
Alere, Inc.
8.625% due 10/01/2018		2,500	2,650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aleris International, Inc.
7.625% due 02/15/2018		$3,000	$3,139
7.875% due 11/01/2020		750	773
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,250	2,250
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,294
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,063
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (a)		1,000	1,030
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	1,940
7.750% due 07/15/2021		600	659
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,000	985
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,135
Antero Resources Finance Corp.
6.000% due 12/01/2020		1,000	990
7.250% due 08/01/2019		1,000	1,048
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,055
ArcelorMittal
4.250% due 08/05/2015		2,000	2,027
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	838
7.250% due 06/15/2021		1,000	830
ARD Finance S.A.
11.125% due 06/01/2018 (a)		623	664
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		1,000	938
7.000% due 11/15/2020		500	483
7.375% due 10/15/2017		1,000	1,071
9.250% due 10/15/2020	EUR	2,000	2,740
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	750	1,181
Ashland, Inc.
3.875% due 04/15/2018		$750	745
4.750% due 08/15/2022		1,250	1,241
6.875% due 05/15/2043		750	769
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,048
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,582
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	261
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,055
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,361
Axiall Corp.
4.875% due 05/15/2023		250	238
Bausch & Lomb, Inc.
9.875% due 11/01/2015		913	943
BC Mountain LLC
7.000% due 02/01/2021		1,000	1,023
B/E Aerospace, Inc.
5.250% due 04/01/2022		1,750	1,750
6.875% due 10/01/2020		1,000	1,085
Beazer Homes USA, Inc.
6.625% due 04/15/2018		1,000	1,066
Belden, Inc.
5.500% due 09/01/2022		750	741
Berry Plastics Corp.
9.500% due 05/15/2018		2,000	2,185
9.750% due 01/15/2021		2,000	2,270

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	1,000	$1,299
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,080
Biomet, Inc.
6.500% due 08/01/2020		5,500	5,696
6.500% due 10/01/2020		5,000	5,012
Bluescope Steel Ltd.
7.125% due 05/01/2018		1,000	1,020
Boise Cascade Co.
6.375% due 11/01/2020		750	763
Bombardier, Inc.
4.250% due 01/15/2016		600	617
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,075
Bristow Group, Inc.
6.250% due 10/15/2022		400	412
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,130
6.875% due 08/15/2018		250	265
7.000% due 02/15/2020		900	963
7.500% due 03/15/2020		500	538
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,460	1,559
Cablevision Systems Corp.
5.875% due 09/15/2022		1,500	1,459
8.000% due 04/15/2020		1,000	1,095
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,418
10.000% due 12/15/2018		250	151
Calcipar S.A.
6.875% due 05/01/2018		500	515
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,067
Carlson Wagonlit BV
6.875% due 06/15/2019		750	761
7.500% due 06/15/2019	EUR	250	335
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,009
7.875% due 12/01/2017		1,250	1,422
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,009
CCO Holdings LLC
5.125% due 02/15/2023		2,000	1,885
5.250% due 09/30/2022		3,000	2,865
5.750% due 09/01/2023		1,000	973
6.500% due 04/30/2021		1,000	1,048
6.625% due 01/31/2022		1,000	1,048
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	991
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,637
Cequel Communications Holdings LLC
6.375% due 09/15/2020		1,650	1,687
Ceridian Corp.
8.875% due 07/15/2019		350	391
CHC Helicopter S.A.
9.250% due 10/15/2020		2,500	2,575
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,087
Chesapeake Energy Corp.
5.750% due 03/15/2023		2,000	2,030
9.500% due 02/15/2015		2,000	2,220
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,015
9.500% due 05/15/2016		1,325	1,390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cimarex Energy Co.
5.875% due 05/01/2022		$500	$520
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	970
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,060
10.750% due 01/15/2017		1,460	1,580
Clean Harbors, Inc.
5.250% due 08/01/2020		1,000	1,020
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,500	1,432
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,617
7.625% due 03/15/2020		4,000	4,160
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	990
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,082
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	266
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,217
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,018
7.125% due 07/15/2020		2,000	2,065
8.000% due 11/15/2019		2,500	2,672
Concho Resources, Inc.
5.500% due 04/01/2023		500	495
6.500% due 01/15/2022		1,750	1,859
7.000% due 01/15/2021		750	810
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,000	1,058
8.250% due 04/01/2020		3,000	3,157
Constellation Brands, Inc.
4.250% due 05/01/2023		1,500	1,419
7.250% due 05/15/2017		1,000	1,145
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	84
Continental Resources, Inc.
4.500% due 04/15/2023		750	730
7.125% due 04/01/2021		400	442
7.375% due 10/01/2020		250	279
8.250% due 10/01/2019		50	55
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,500	1,552
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,292
Crown Americas LLC
4.500% due 01/15/2023		2,250	2,132
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,927
7.125% due 11/01/2019		500	536
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	243
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,265
7.875% due 02/15/2018		3,000	3,420
8.625% due 02/15/2019		1,000	1,160
CST Brands, Inc.
5.000% due 05/01/2023		250	245
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		2,000	2,005
6.375% due 11/01/2018		1,000	1,046
6.625% due 11/01/2020		2,000	2,130
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denbury Resources, Inc.
4.625% due 07/15/2023	$1,000	$924
8.250% due 02/15/2020	2,000	2,170
Digicel Group Ltd.
8.250% due 09/30/2020	1,000	1,040
10.500% due 04/15/2018	1,000	1,065
Digicel Ltd.
8.250% due 09/01/2017	3,000	3,135
DigitalGlobe, Inc.
5.250% due 02/01/2021	1,750	1,689
DineEquity, Inc.
9.500% due 10/30/2018	3,000	3,345
DISH DBS Corp.
5.000% due 03/15/2023	2,000	1,935
5.875% due 07/15/2022	5,000	5,100
6.750% due 06/01/2021	1,000	1,068
7.125% due 02/01/2016	2,000	2,175
7.750% due 05/31/2015	1,000	1,087
7.875% due 09/01/2019	2,000	2,250
DJO Finance LLC
7.750% due 04/15/2018	2,750	2,729
9.750% due 10/15/2017	500	513
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	799
Eagle Spinco, Inc.
4.625% due 02/15/2021	1,750	1,687
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,000	1,073
El Paso LLC
7.000% due 06/15/2017	475	519
7.250% due 06/01/2018	500	556
7.750% due 01/15/2032	500	534
7.800% due 08/01/2031	1,150	1,221
8.050% due 10/15/2030	780	834
Emergency Medical Services Corp.
8.125% due 06/01/2019	1,500	1,601
Endo Health Solutions, Inc.
7.000% due 12/15/2020	1,500	1,513
7.250% due 01/15/2022	1,250	1,266
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,536
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,000	1,116
Entravision Communications Corp.
8.750% due 08/01/2017	844	902
Era Group, Inc.
7.750% due 12/15/2022	750	754
First Data Corp.
6.750% due 11/01/2020	3,500	3,579
8.250% due 01/15/2021	3,500	3,587
12.625% due 01/15/2021	500	531
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	638
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	1,947
8.250% due 11/01/2019	2,500	2,587
Ford Motor Co.
9.215% due 09/15/2021	200	253
Forest Oil Corp.
7.250% due 06/15/2019	2,000	1,890
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,306
5.875% due 01/31/2022	1,250	1,322
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	860
GenCorp, Inc.
7.125% due 03/15/2021	1,000	1,040

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Cable Corp.
5.750% due 10/01/2022		$1,250	$1,244
Geo Group, Inc.
5.125% due 04/01/2023		500	479
Gibraltar Industries, Inc.
6.250% due 02/01/2021		750	780
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,000	1,100
Graphic Packaging International, Inc.
4.750% due 04/15/2021		2,500	2,431
7.875% due 10/01/2018		1,000	1,085
Griffey Intermediate, Inc.
7.000% due 10/15/2020		2,000	1,940
Griffon Corp.
7.125% due 04/01/2018		1,000	1,053
Grifols, Inc.
8.250% due 02/01/2018		1,500	1,620
H&E Equipment Services, Inc.
7.000% due 09/01/2022		750	786
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		3,500	3,356
HCA Holdings, Inc.
6.250% due 02/15/2021		2,500	2,556
7.750% due 05/15/2021		1,500	1,624
HCA, Inc.
4.750% due 05/01/2023		2,750	2,640
5.875% due 05/01/2023		1,750	1,754
6.500% due 02/15/2020		2,500	2,711
7.190% due 11/15/2015		180	195
7.250% due 09/15/2020		2,975	3,202
7.500% due 02/15/2022		4,000	4,440
8.000% due 10/01/2018		3,500	4,029
8.500% due 04/15/2019		2,500	2,689
HD Supply, Inc.
7.500% due 07/15/2020		3,000	3,045
8.125% due 04/15/2019		3,000	3,300
10.500% due 01/15/2021		500	519
11.000% due 04/15/2020		2,500	2,925
11.500% due 07/15/2020		1,250	1,453
Headwaters, Inc.
7.625% due 04/01/2019		2,000	2,100
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,753
Hecla Mining Co.
6.875% due 05/01/2021		500	466
HeidelbergCement Finance Luxembourg S.A.
8.500% due 10/31/2019	EUR	1,000	1,599
Hertz Corp.
5.875% due 10/15/2020		$500	518
6.250% due 10/15/2022		500	524
6.750% due 04/15/2019		3,000	3,187
7.375% due 01/15/2021		1,500	1,631
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		1,250	1,253
8.875% due 02/01/2018		2,500	2,562
9.000% due 11/15/2020		2,000	1,920
Hiland Partners LP
7.250% due 10/01/2020		500	518
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,500	1,597
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,084
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,000	1,037
6.000% due 10/01/2021		2,000	2,170
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	533
7.625% due 06/15/2021		1,000	1,068

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	$1,000	$1,074
Huntsman International LLC
4.875% due 11/15/2020	2,000	1,985
8.625% due 03/15/2021	4,000	4,410
IASIS Healthcare LLC
8.375% due 05/15/2019	2,000	2,029
Igloo Holdings Corp.
8.250% due 12/15/2017 (a)	600	615
Immucor, Inc.
11.125% due 08/15/2019	1,000	1,090
IMS Health, Inc.
6.000% due 11/01/2020	2,000	2,040
Ineos Finance PLC
7.500% due 05/01/2020	2,000	2,135
INEOS Group Holdings S.A.
6.125% due 08/15/2018	1,500	1,436
Infor U.S., Inc.
9.375% due 04/01/2019	250	272
Inmet Mining Corp.
7.500% due 06/01/2021	1,000	963
8.750% due 06/01/2020	1,500	1,541
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	945
7.250% due 04/01/2019	1,500	1,577
7.250% due 10/15/2020	4,250	4,484
7.500% due 04/01/2021	3,500	3,692
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	250	253
7.750% due 06/01/2021	1,500	1,521
8.125% due 06/01/2023	2,000	2,072
Interactive Data Corp.
10.250% due 08/01/2018	1,500	1,669
Interline Brands, Inc.
7.500% due 11/15/2018	500	528
10.000% due 11/15/2018 (a)	250	270
inVentiv Health, Inc.
11.000% due 08/15/2018	500	420
Iron Mountain, Inc.
5.750% due 08/15/2024	1,000	943
Jaguar Holding Co.
9.375% due 10/15/2017 (a)	500	525
9.500% due 12/01/2019	1,000	1,110
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018	750	814
8.125% due 05/15/2021	2,000	2,210
Jarden Corp.
7.500% due 05/01/2017	1,500	1,661
JMC Steel Group
8.250% due 03/15/2018	2,000	1,965
Kinetic Concepts, Inc.
10.500% due 11/01/2018	2,000	2,160
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021	500	488
Lamar Media Corp.
5.000% due 05/01/2023	1,000	965
5.875% due 02/01/2022	500	516
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,033
Laredo Petroleum, Inc.
9.500% due 02/15/2019	1,500	1,657
Lear Corp.
4.750% due 01/15/2023	1,000	955
Lender Processing Services, Inc.
5.750% due 04/15/2023	750	801
Levi Strauss & Co.
7.625% due 05/15/2020	1,000	1,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Limited Brands, Inc.
5.625% due 02/15/2022		$750	$765
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		500	528
8.125% due 05/15/2018		1,025	1,092
LKQ Corp.
4.750% due 05/15/2023		500	479
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	933
Lynx Corp.
6.000% due 04/15/2021	GBP	1,000	1,516
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$500	477
Manitowoc Co., Inc.
5.875% due 10/15/2022		1,000	1,010
8.500% due 11/01/2020		3,000	3,285
9.500% due 02/15/2018		1,000	1,080
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,706
McClatchy Co.
9.000% due 12/15/2022		1,500	1,582
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	1,880
MGM Resorts International
6.625% due 12/15/2021		2,000	2,065
6.750% due 10/01/2020		2,500	2,594
6.875% due 04/01/2016		450	484
7.500% due 06/01/2016		1,500	1,642
7.625% due 01/15/2017		2,000	2,195
7.750% due 03/15/2022		2,000	2,182
8.625% due 02/01/2019		1,000	1,135
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,200
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,612
Milacron LLC
7.750% due 02/15/2021		500	501
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		750	788
Mueller Water Products, Inc.
7.375% due 06/01/2017		1,000	1,030
8.750% due 09/01/2020		440	482
MultiPlan, Inc.
9.875% due 09/01/2018		1,750	1,912
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	682
8.875% due 12/01/2018		$2,250	2,351
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,639
NCR Corp.
4.625% due 02/15/2021		1,500	1,440
5.000% due 07/15/2022		500	485
NeuStar, Inc.
4.500% due 01/15/2023		400	380
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,087
7.125% due 05/15/2018		1,075	1,118
Nielsen Finance LLC
4.500% due 10/01/2020		2,000	1,930
7.750% due 10/15/2018		2,500	2,700
Nokia OYJ
5.375% due 05/15/2019		1,000	978
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,130
8.750% due 12/15/2020		4,500	4,849
NXP BV
9.750% due 08/01/2018		270	303

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oasis Petroleum, Inc.
6.500% due 11/01/2021	$1,000	$1,030
6.875% due 01/15/2023	1,000	1,035
OGX Austria GmbH
8.500% due 06/01/2018	3,000	975
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018	1,349	1,467
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (a)	1,000	1,005
Oshkosh Corp.
8.250% due 03/01/2017	175	187
8.500% due 03/01/2020	175	190
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017	858	923
Party City Holdings, Inc.
8.875% due 08/01/2020	1,000	1,077
Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,258
6.250% due 11/15/2021	2,500	2,425
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	513
Perstorp Holding AB
8.750% due 05/15/2017	2,000	2,010
11.000% due 08/15/2017	1,250	1,244
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,706
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)	2,000	2,050
PetroBakken Energy Ltd.
8.625% due 02/01/2020	1,500	1,432
PHH Corp.
9.250% due 03/01/2016	500	559
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,070
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022	1,000	1,050
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	500	479
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	500	498
Plains Exploration & Production Co.
6.125% due 06/15/2019	2,000	2,122
6.750% due 02/01/2022	1,000	1,061
6.875% due 02/15/2023	750	803
7.625% due 04/01/2020	250	276
Ply Gem Industries, Inc.
8.250% due 02/15/2018	2,238	2,395
Polymer Group, Inc.
7.750% due 02/01/2019	1,000	1,045
Polypore International, Inc.
7.500% due 11/15/2017	1,500	1,571
Post Holdings, Inc.
7.375% due 02/15/2022	750	806
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,018
Prestige Brands, Inc.
8.125% due 02/01/2020	500	549
PVH Corp.
4.500% due 12/15/2022	2,000	1,930
7.375% due 05/15/2020	1,750	1,907
Quebecor Media, Inc.
7.750% due 03/15/2016	323	329
Radiation Therapy Services, Inc.
8.875% due 01/15/2017	500	473
9.875% due 04/15/2017	750	461
Rain CII Carbon LLC
8.000% due 12/01/2018	1,500	1,545
8.250% due 01/15/2021	1,000	1,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Range Resources Corp.
5.000% due 08/15/2022		$1,500	$1,474
5.000% due 03/15/2023		1,000	983
5.750% due 06/01/2021		500	518
6.750% due 08/01/2020		750	808
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,337
Regency Energy Partners LP
5.500% due 04/15/2023		1,000	990
6.875% due 12/01/2018		1,125	1,190
Rexel S.A.
6.125% due 12/15/2019		1,000	1,025
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,500	2,525
6.875% due 02/15/2021		1,500	1,579
7.125% due 04/15/2019		1,250	1,327
7.875% due 08/15/2019		1,000	1,095
8.250% due 02/15/2021		2,500	2,484
8.500% due 05/15/2018		1,175	1,216
9.000% due 04/15/2019		2,000	2,075
9.875% due 08/15/2019		4,000	4,300
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	870
6.000% due 01/15/2019		750	673
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,522
Ryerson, Inc.
9.000% due 10/15/2017		750	764
Ryland Group, Inc.
5.375% due 10/01/2022		500	484
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	729
5.625% due 04/15/2023		1,000	948
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,105
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,530
6.875% due 11/15/2019		550	593
Samson Investment Co.
10.000% due 02/15/2020		2,000	2,117
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	1,920
8.125% due 10/15/2022		4,000	3,980
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	975
7.750% due 07/15/2017		750	795
SBA Communications Corp.
5.625% due 10/01/2019		500	497
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,006
Schaeffler Finance BV
4.750% due 05/15/2021		2,000	1,910
7.750% due 02/15/2017		1,000	1,110
7.750% due 02/15/2017	EUR	2,500	3,588
8.500% due 02/15/2019		$2,500	2,800
8.750% due 02/15/2019	EUR	1,500	2,158
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,250	1,262
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	533
7.250% due 01/15/2018		150	158
Sealed Air Corp.
5.250% due 04/01/2023		1,000	975
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,000	2,270
Sensata Technologies BV
4.875% due 10/15/2023		1,000	968
6.500% due 05/15/2019		1,500	1,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Serta Simmons Holdings LLC
8.125% due 10/01/2020		$1,000	$1,023
ServiceMaster Co.
7.000% due 08/15/2020		2,000	1,907
8.000% due 02/15/2020		500	501
Silver Borrower
7.750% due 12/15/2020		1,500	1,515
Simmons Foods, Inc.
10.500% due 11/01/2017		500	529
Sinclair Television Group, Inc.
5.375% due 04/01/2021		1,000	965
6.125% due 10/01/2022		1,000	1,005
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		1,500	1,474
Smithfield Foods, Inc.
6.625% due 08/15/2022		2,500	2,694
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	548
Sonat, Inc.
7.000% due 02/01/2018		500	524
Sophia LP
9.750% due 01/15/2019		2,000	2,150
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	525
6.625% due 11/15/2022		1,500	1,575
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,300
SPX Corp.
6.875% due 09/01/2017		750	814
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	531
6.375% due 08/15/2022		500	530
7.625% due 03/15/2020		1,500	1,605
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,170
Suburban Propane Partners LP
7.375% due 03/15/2020		275	287
7.375% due 08/01/2021		247	258
7.500% due 10/01/2018		844	890
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,496
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,010
7.375% due 11/15/2018		1,500	1,590
7.625% due 11/15/2020		1,500	1,597
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	690
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	537
7.000% due 12/31/2017	EUR	475	654
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,072
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,678
Tempur-Pedic International, Inc.
6.875% due 12/15/2020		1,000	1,060
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,000	935
8.000% due 08/01/2020		2,000	2,072
Terex Corp.
6.000% due 05/15/2021		1,100	1,103
Tesoro Logistics LP
5.875% due 10/01/2020		500	495
Tomkins LLC
9.000% due 10/01/2018		2,127	2,329
TransDigm, Inc.
5.500% due 10/15/2020		1,250	1,187
7.750% due 12/15/2018		3,000	3,172

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		$1,500	$1,596
9.625% due 06/15/2018		500	536
TransUnion LLC
11.375% due 06/15/2018		2,000	2,225
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	796
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,000	1,920
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	998
Tronox Finance LLC
6.375% due 08/15/2020		1,000	948
TRW Automotive, Inc.
4.500% due 03/01/2021		1,000	1,003
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		1,000	1,024
United Rentals North America, Inc.
6.125% due 06/15/2023		350	350
7.375% due 05/15/2020		1,000	1,072
7.625% due 04/15/2022		2,250	2,447
8.250% due 02/01/2021		1,500	1,650
8.375% due 09/15/2020		1,500	1,631
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,532
5.500% due 01/15/2023		$1,250	1,187
5.750% due 01/15/2023	EUR	1,500	1,909
7.500% due 03/15/2019		$500	529
7.500% due 03/15/2019	EUR	750	1,041
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	435
Univision Communications, Inc.
6.750% due 09/15/2022		$1,500	1,582
6.875% due 05/15/2019		3,000	3,165
7.875% due 11/01/2020		1,750	1,903
8.500% due 05/15/2021		2,500	2,669
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,512
6.750% due 03/15/2023	CHF	1,000	1,032
6.750% due 03/15/2023	EUR	1,000	1,269
8.375% due 08/15/2020		1,250	1,740
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,656
USG Corp.
8.375% due 10/15/2018		1,500	1,631
Valeant Pharmaceuticals International
6.375% due 10/15/2020		1,000	994
6.750% due 08/15/2021		2,000	2,012
6.875% due 12/01/2018		1,000	1,030
7.000% due 10/01/2020		2,500	2,562
7.250% due 07/15/2022		1,250	1,275
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,000	4,260
Videotron Ltd
9.125% due 04/15/2018		500	526
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,250	1,336
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,080
Warner Chilcott Co. LLC
7.750% due 09/15/2018		3,000	3,255
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		3,000	3,037
7.375% due 02/15/2018	EUR	1,000	1,316
11.750% due 07/15/2017		$1,750	1,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windstream Corp.
7.000% due 03/15/2019	$2,000	$2,010
7.750% due 10/15/2020	1,000	1,040
7.750% due 10/01/2021	500	520
8.125% due 09/01/2018	1,000	1,070
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	519
Wynn Las Vegas LLC
5.375% due 03/15/2022	2,500	2,537
7.750% due 08/15/2020	1,500	1,673
Zayo Group LLC
8.125% due 01/01/2020	750	818

		688,426

UTILITIES 9.2%
Access Midstream Partners LP
4.875% due 05/15/2023	1,000	933
6.125% due 07/15/2022	500	509
AES Corp.
7.375% due 07/01/2021	3,000	3,307
8.000% due 10/15/2017	500	565
8.000% due 06/01/2020	1,500	1,717
9.750% due 04/15/2016	1,000	1,157
Athlon Holdings LP
7.375% due 04/15/2021	750	743
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	478
6.625% due 10/01/2020	1,000	1,007
Calpine Corp.
7.500% due 02/15/2021	2,700	2,896
7.875% due 07/31/2020	1,575	1,717
Covanta Holding Corp.
7.250% due 12/01/2020	500	527
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	2,000	2,040
10.000% due 12/01/2020	5,000	5,492
EP Energy LLC
6.875% due 05/01/2019	500	538
9.375% due 05/01/2020	4,500	5,107
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,582
Exterran Partners LP
6.000% due 04/01/2021	1,000	990
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,190
8.250% due 04/15/2017	275	312
8.500% due 04/15/2020	500	554
9.000% due 08/15/2031	1,025	1,020
Inergy Midstream LP
6.000% due 12/15/2020	750	728
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,008
MarkWest Energy Partners LP
4.500% due 07/15/2023	1,250	1,150
5.500% due 02/15/2023	750	743
6.750% due 11/01/2020	450	477
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	750	766
6.625% due 11/15/2020	2,500	2,603
6.625% due 04/01/2023	3,000	3,064
Midwest Generation LLC
8.560% due 01/02/2016 ^	636	598
NGPL PipeCo LLC
7.119% due 12/15/2017	750	731
9.625% due 06/01/2019	1,000	1,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northwestern Bell Telephone
7.750% due 05/01/2030	$1,208	$1,287
NRG Energy, Inc.
6.625% due 03/15/2023	1,500	1,507
7.625% due 01/15/2018	5,000	5,375
7.875% due 05/15/2021	1,000	1,072
8.250% due 09/01/2020	2,250	2,436
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,644
Red Oak Power LLC
8.540% due 11/30/2019	873	921
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,050
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,895
6.900% due 05/01/2019	4,500	4,702
8.750% due 03/15/2032	3,000	3,315
Sprint Nextel Corp.
6.000% due 11/15/2022	4,000	3,940
7.000% due 03/01/2020	1,500	1,624
8.375% due 08/15/2017	1,000	1,127
9.000% due 11/15/2018	2,500	2,931
Targa Resources Partners LP
4.250% due 11/15/2023	1,000	898
5.250% due 05/01/2023	1,500	1,444
6.375% due 08/01/2022	375	395
7.875% due 10/15/2018	1,000	1,070
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,519	1,631
tw telecom Holdings, Inc.
8.000% due 03/01/2018	450	479
VimpelCom Holdings BV
7.504% due 03/01/2022	750	778

		90,810

Total Corporate Bonds & Notes (Cost $846,139)		871,310

MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	31

Total Municipal Bonds & Notes (Cost $45)		31

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets Trust
0.383% due 05/25/2046	107	74
Bear Stearns Alt-A Trust
4.689% due 11/25/2036 ^	895	717
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034	11	11
2.833% due 07/25/2046 ^	33	25
Countrywide Alternative Loan Trust
0.387% due 12/20/2046	283	188
0.402% due 03/20/2046	122	86
0.422% due 05/20/2046 ^	156	88
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	90	63
2.710% due 05/20/2036	527	409
GSR Mortgage Loan Trust
2.759% due 04/25/2035	13	12
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	102	70
1.018% due 12/19/2036 ^	42	31
2.797% due 08/19/2036 ^	58	43

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
3.058% due 03/25/2037 ^	$1,801	$1,528
6.000% due 07/25/2037	795	649
Luminent Mortgage Trust
0.363% due 12/25/2036	51	38
0.373% due 12/25/2036	32	23
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046	29	21
Residential Accredit Loans, Inc. Trust
3.113% due 03/25/2035 ^	47	37
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^	384	175
Structured Asset Mortgage Investments Trust
0.413% due 09/25/2047	1,000	653
0.503% due 09/25/2045	98	81
WaMu Mortgage Pass-Through Certificates
0.929% due 04/25/2047	51	44
0.989% due 12/25/2046	48	37
2.386% due 12/25/2036 ^	576	479
2.658% due 09/25/2036 ^	36	30
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.139% due 05/25/2046	43	28

Total Mortgage-Backed Securities (Cost $4,315)		5,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.263% due 01/25/2037 ^	$103	$37
Structured Asset Securities Corp.
0.493% due 06/25/2035	265	227

Total Asset-Backed Securities (Cost $251)		264

	SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/29/2013 (b)	1,750	1,663
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,303

Total Preferred Securities (Cost $2,899)		2,966

SHORT-TERM INSTRUMENTS 7.4%

REPURCHASE AGREEMENTS (d) 0.1%
		595

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 7.3%
PIMCO Short-Term Floating NAV Portfolio	7,229,666	$72,340

Total Short-Term Instruments (Cost $72,936)		72,935

Total Investments 97.7% (Cost $937,609)		$964,001

Other Assets and Liabilities (Net) 2.3%		23,071

Net Assets 100.0%		$987,072

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(417)	$400	$400
SSB	0.010%	06/28/2013	07/01/2013	195	Fannie Mae 2.200% due 10/17/2022	(202)	195	195

						$(619)	$595	$595

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,618 at a weighted average interest rate of (1.750%).

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$400	$(417)	$(17)
SSB	195	(202)	(7)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$9,900	$500	$ 370
CDX.HY-19 5-Year Index	5.000%	12/20/2017	10,000	426	550

				$926	$ 920

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Cash of $1,093 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation	Variation Margin (Payable) (4)
Centrally Cleared Swaps
FOB	$289	$(47)
GSC	205	(20)
MSC	426	(21)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	393	GBP	259	WST	$0	$0	$0
08/2013	CHF	1,501	$	1,607	BPS	18	0	18
08/2013	$	15	CHF	14	FBF	0	0	0
09/2013	EUR	28,672	$	38,153	CBK	819	0	819
09/2013	GBP	8,214		12,761	BPS	273	0	273
09/2013	$	3,517	EUR	2,655	CBK	0	(60)	(60)

						$1,110	$(60)	$1,050

OTC Swap Agreements:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	0.398%	$	1,000	$36	$(94)	$130
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	0.656%		200	11	(18)	29
El Paso LLC	FBF	5.000%	12/20/2014	0.752%		2,500	161	(75)	236
El Paso LLC	GST	5.000%	09/20/2014	0.637%		3,000	166	(285)	451
HCA, Inc.	BOA	5.000%	03/20/2014	0.547%		1,000	34	(150)	184
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.348%		100	1	0	1
SLM Corp.	BOA	5.000%	09/20/2014	0.907%		800	42	(112)	154
SLM Corp.	BRC	5.000%	12/20/2013	0.628%		650	14	(72)	86
SLM Corp.	DUB	5.000%	09/20/2014	0.907%		300	15	(34)	49

							$480	$(840)	$1,320

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (4)
BOA	$76	$0	$76
BPS	291	(280)	11
BRC	14	0	14
CBK	770	(620)	150
DUB	15	0	15
FBF	197	(440)	(243)
GST	167	(310)	(143)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$1,110	$0	$1,110
Unrealized appreciation on OTC swap agreements	0	1,320	0	0	0	1,320

	$0	$1,320	$0	$1,110	$0	$2,430

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$88	$0	$0	$0	$88
Unrealized depreciation on foreign currency contracts	0	0	0	60	0	60

	$0	$88	$0	$60	$0	$148

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on swaps	$0	$3,475	$0	$0	$0	$3,475
Net realized (loss) on foreign currency transactions	0	0	0	(533)	0	(533)

	$0	$3,475	$0	$(533)	$0	$2,942

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(887)	$0	$0	$0	$(887)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,704	0	1,704

	$0	$(887)	$0	$1,704	$0	$817

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $920 as reported in the Notes to Schedule of Investments.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$9,353	$1,502	$10,855
Corporate Bonds & Notes
Banking & Finance	0	92,074	0	92,074
Industrials	0	688,342	84	688,426
Utilities	0	90,212	598	90,810
Municipal Bonds & Notes
Puerto Rico	0	31	0	31
Mortgage-Backed Securities	0	5,640	0	5,640
Asset-Backed Securities	0	264	0	264
Preferred Securities
Banking & Finance	1,303	1,663	0	2,966
Short-Term Instruments
Repurchase Agreements	0	595	0	595
Central Funds Used for Cash Management Purposes	72,340	0	0	72,340
	$73,643	$888,174	$2,184	$964,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$2,240	$0	$2,240
Foreign Exchange Contracts	0	1,110	0	1,110
	$0	$3,350	$0	$3,350

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(60)	$0	$(60)

Totals	$73,643	$891,464	$2,184	$967,291

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$1,489	$0	$0	$0	$13	$0	$0	$1,502	$13
Corporate Bonds & Notes
Industrials	113	0	(27)	0	0	(2)	0	0	84	(1)
Utilities	1,441	0	(833)	(3)	(20)	13	0	0	598	(17)

Totals	$1,554	$1,489	$(860)	$(3)	$(20)	$24	$0	$0	$2,184	$(5)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,502	Third Party Vendor	Broker Quote	100.13
Corporate Bonds & Notes
Industrials	84	Third Party Vendor	Broker Quote	105.00
Utilities	598	Third Party Vendor	Broker Quote	94.00

Total	$2,184

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

“lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had $2,740,833 in unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow

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from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

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Notes to Financial Statements (Cont.)

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or loan issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected,

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a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or loan issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base

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Notes to Financial Statements (Cont.)

currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio.

The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

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Notes to Financial Statements (Cont.)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$105,401	$178,853	$(211,900)	$(154)	$140	$72,340	$154	$0

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10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$1,427	$229,373	$274,033

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	32	$261	162	$1,266
Administrative Class	19,106	155,290	72,210	561,931
Advisor Class	3,707	30,098	20,433	158,780
Issued as reinvestment of distributions
Institutional Class	20	166	39	304
Administrative Class	3,574	28,953	6,639	51,949
Advisor Class	206	1,671	419	3,273
Cost of shares redeemed
Institutional Class	(46)	(376)	(116)	(901)
Administrative Class	(25,383)	(204,832)	(53,624)	(416,761)
Advisor Class	(10,329)	(83,115)	(21,403)	(165,008)
Net increase (decrease) resulting from Portfolio share transactions	(9,113)	$(71,884)	24,759	$194,833

As of June 30, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 60% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$937,842	$36,809	$(10,650)	$26,159

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	GST	Goldman Sachs International
BPS	BNP Paribas S.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	FOB	Credit Suisse Securities (USA) LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	WST	Westpac Banking Corp.

Currency Abbreviations:
CHF	Swiss Franc	EUR	Euro	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	OJSC	Open Joint Stock Company

SEMIANNUAL REPORT	JUNE 30, 2013	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT39SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO High Yield Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO High Yield Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	90.4%
Short-Term Instruments	7.6%
Bank Loan Obligations	1.1%
Mortgage-Backed Securities	0.6%
Preferred Securities	0.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO High Yield Portfolio Advisor Class	0.59%	7.95%	8.20%	6.67%
The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index±	0.78%	8.51%	9.41%	7.75%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.85% for Advisor Class shares.

± The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,005.90	$1,020.58
Expenses Paid During Period†	$4.23	$4.26
Net Annualized Expense Ratio	0.85%	0.85%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to European high yield securities contributed to returns as these securities outperformed the U.S. high yield bond market over the reporting period.

»	An underweight to the energy sector contributed to returns as the sector underperformed the broader high yield bond market over the reporting period.

»	Security selection in the building products sector contributed to returns as materials-focused companies outperformed the broader industry category.

»	Security selection in the energy sector detracted from returns as select energy issuers underperformed the broader sector over the reporting period.

»	Security selection in the technology sector detracted from returns as higher quality bonds within the below investment grade category underperformed mid-to-lower rated bonds over the reporting period.

»	An underweight to the banking sector detracted from returns as the industry outperformed the broader high yield bond market over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO High Yield Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$8.06		$7.47	$7.75	$7.28	$5.66	$8.05
Net investment income (a)	0.21		0.42	0.50	0.53	0.55	0.53
Net realized/unrealized gain (loss)	(0.16)		0.61	(0.25)	0.48	1.62	(2.34)
Total income (loss) from investment operations	0.05		1.03	0.25	1.01	2.17	(1.81)
Dividends from net investment income	(0.22)		(0.44)	(0.53)	(0.54)	(0.55)	(0.53)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00	(0.02)
Tax basis return of capital	0.00		0.00	0.00	0.00	0.00	(0.03)
Total distributions	(0.22)		(0.44)	(0.53)	(0.54)	(0.55)	(0.58)
Net asset value end of year or period	$7.89		$8.06	$7.47	$7.75	$7.28	$5.66
Total return	0.59%		14.18%	3.24%	14.35%	40.12%	(23.59)%
Net assets end of year or period (000s)	$13,858		$65,863	$65,200	$21,861	$7,764	$1,872
Ratio of expenses to average net assets	0.85	%*	0.85%	0.85%	0.85%	0.86%	0.85%
Ratio of expenses to average net assets excluding interest expense	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	5.26	%*	5.41%	6.49%	6.92%	8.33%	7.60%
Portfolio turnover rate	22	%**	43%**	68%**	64%**	181%	313%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$891,066
Investments in Affiliates, at value	72,340
Repurchase agreements, at value	595
Cash	432
Deposits with counterparty	1,093
Foreign currency, at value	841
Receivable for investments sold	6,152
Unrealized appreciation on foreign currency contracts	1,110
Unrealized appreciation on OTC swap agreements	1,320
Receivable for Portfolio shares sold	4,425
Interest and dividends receivable	15,888
Dividends receivable from Affiliates	17
995,279

Liabilities:
Payable for investments purchased	$3,736
Payable for investments in Affiliates purchased	16
OTC swap premiums received	840
Variation margin payable on financial derivative instruments	88
Unrealized depreciation on foreign currency contracts	60
Deposits from counterparty	1,370
Payable for Portfolio shares redeemed	1,500
Accrued investment advisory fees	198
Accrued supervisory and administrative fees	278
Accrued distribution fees	6
Accrued servicing fees	115
8,207

Net Assets	$987,072

Net Assets Consist of:
Paid in capital	$959,626
Undistributed net investment income	3,278
Accumulated undistributed net realized (loss)	(5,498)
Net unrealized appreciation	29,666
$987,072

Net Assets:
Institutional Class	$5,652
Administrative Class	967,562
Advisor Class	13,858

Shares Issued and Outstanding:
Institutional Class	716
Administrative Class	122,667
Advisor Class	1,757

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$7.89
Administrative Class	7.89
Advisor Class	7.89

Cost of Investments	$864,673
Cost of Investments in Affiliates	$72,341
Cost of Repurchase Agreements	$595
Cost of Foreign Currency Held	$853

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO High Yield Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$33,589
Dividends	112
Dividends from Affiliate investments	154
Total Income	33,855

Expenses:
Investment advisory fees	1,374
Supervisory and administrative fees	1,924
Servicing fees - Administrative Class	774
Distribution and/or servicing fees - Advisor Class	77
Trustees’ fees	6
Interest expense	1
Total Expenses	4,156

Net Investment Income	29,699

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	6,956
Net realized (loss) on Affiliate investments	(154)
Net realized gain on swaps	3,475
Net realized (loss) on foreign currency transactions	(330)
Net change in unrealized (depreciation) on investments	(32,745)
Net change in unrealized appreciation on Affiliate investments	140
Net change in unrealized (depreciation) on swaps	(887)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,661
Net (Loss)	(21,884)

Net Increase in Net Assets Resulting from Operations	$7,815

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO High Yield Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$29,699	$53,087
Net realized gain	10,101	15,763
Net realized gain (loss) on Affiliate investments	(154)	80
Net capital gain distributions received from Affiliate investments	0	11
Net change in unrealized appreciation (depreciation)	(31,971)	55,517
Net change in unrealized appreciation (depreciation) on Affiliate investments	140	(147)
Net increase resulting from operations	7,815	124,311

Distributions to Shareholders:
From net investment income
Institutional Class	(166)	(304)
Administrative Class	(28,960)	(51,949)
Advisor Class	(1,671)	(3,273)

Total Distributions	(30,797)	(55,526)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(71,884)	194,833

Total Increase (Decrease) in Net Assets	(94,866)	263,618

Net Assets:
Beginning of period	1,081,938	818,320
End of period*	$987,072	$1,081,938

*Including undistributed net investment income of:	$3,278	$4,376

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Bausch & Lomb, Inc.
4.000% due 05/17/2019		$1,485	$1,489
Caesars Entertainment Operating Co., Inc.
5.443% due 01/28/2018		798	707
Catalent Pharma Solutions, Inc.
3.695% due 09/15/2016		987	983
Community Health Systems, Inc.
2.445% due 07/25/2014		181	182
MGM Resorts International, Inc.
3.500% due 12/20/2019		1,493	1,482
Nielsen Holdings NV
3.000% due 02/21/2014		2,750	2,741
Silver U.S. Holdings LLC
4.000% due 12/13/2019		498	495
Sun Products Corp.
5.500% due 03/23/2020		499	494
Texas Competitive Electric Holdings Co. LLC
4.693% - 4.775% due 10/10/2017		1,109	780
WP Prism, Inc.
6.250% due 05/31/2018		1,500	1,502

Total Bank Loan Obligations (Cost $11,024)			10,855

CORPORATE BONDS & NOTES 88.3%

BANKING & FINANCE 9.3%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		1,000	1,010
Ally Financial, Inc.
3.125% due 01/15/2016		1,500	1,497
5.500% due 02/15/2017		5,000	5,244
6.250% due 12/01/2017		3,500	3,756
6.750% due 12/01/2014		100	106
7.500% due 09/15/2020		3,500	4,047
8.000% due 03/15/2020		2,000	2,333
8.000% due 11/01/2031		1,500	1,800
8.300% due 02/12/2015		1,750	1,890
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,225
8.625% due 05/22/2068	GBP	1,000	1,793
Ausdrill Finance Pty. Ltd.
6.875% due 11/01/2019		$500	481
Barclays Bank PLC
14.000% due 06/15/2019 (b)	GBP	1,000	1,992
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	2,000	2,892
CBRE Services, Inc.
5.000% due 03/15/2023		$1,000	953
CIT Group, Inc.
4.250% due 08/15/2017		3,000	3,026
5.000% due 05/15/2017		1,000	1,026
5.000% due 08/15/2022		5,000	4,985
5.250% due 03/15/2018		2,500	2,581
5.500% due 02/15/2019		2,000	2,075
CNH Capital LLC
3.625% due 04/15/2018		2,000	1,910
3.875% due 11/01/2015		1,000	1,010
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,504
Corrections Corp. of America
4.625% due 05/01/2023		1,750	1,719
Credit Agricole S.A.
8.375% due 10/13/2019 (b)		2,000	2,128
E*TRADE Financial Corp.
6.000% due 11/15/2017		500	508

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2019		$2,000	$2,040
6.750% due 06/01/2016		500	516
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,133
General Motors Financial Co., Inc.
2.750% due 05/15/2016		250	246
3.250% due 05/15/2018		750	731
HBOS PLC
6.750% due 05/21/2018		1,000	1,064
Hub International Ltd.
8.125% due 10/15/2018		1,000	1,045
ILFC E-Capital Trust
6.250% due 12/21/2065		250	229
International Lease Finance Corp.
6.250% due 05/15/2019		2,000	2,065
7.125% due 09/01/2018		1,750	1,943
8.625% due 09/15/2015		3,000	3,296
8.750% due 03/15/2017		2,000	2,238
Jefferies Finance LLC
7.375% due 04/01/2020		1,500	1,463
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	645
7.588% due 05/12/2020	GBP	500	767
7.625% due 10/14/2020	EUR	250	330
7.867% due 12/17/2019	GBP	500	773
7.869% due 08/25/2020		1,000	1,551
7.875% due 11/01/2020		$2,500	2,605
8.000% due 06/15/2020 (b)		500	511
9.125% due 07/15/2020	GBP	500	819
11.040% due 03/19/2020		500	851
Provident Funding Associates LP
6.750% due 06/15/2021		$500	501
RBS Capital Trust
2.319% due 09/30/2013 (b)	EUR	350	284
Regions Financial Corp.
7.375% due 12/10/2037		$1,500	1,688
RHP Hotel Properties LP
5.000% due 04/15/2021		2,000	1,950
Royal Bank of Scotland Group PLC
7.640% due 09/29/2017 (b)		1,000	905
7.648% due 09/30/2031 (b)		250	231
SLM Corp.
5.000% due 06/15/2018		450	438
8.000% due 03/25/2020		1,000	1,086
8.450% due 06/15/2018		1,625	1,812
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	986
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	316
UBS AG
7.152% due 12/21/2017 (b)	EUR	600	843
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)		$660	682

			92,074

INDUSTRIALS 69.8%
Affinion Group, Inc.
7.875% due 12/15/2018		1,000	760
Aguila S.A.
7.875% due 01/31/2018		2,500	2,587
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		1,800	1,953
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		750	739
Alere, Inc.
8.625% due 10/01/2018		2,500	2,650

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aleris International, Inc.
7.625% due 02/15/2018		$3,000	$3,139
7.875% due 11/01/2020		750	773
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		2,250	2,250
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,294
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,063
Alphabet Holding Co., Inc.
7.750% due 11/01/2017 (a)		1,000	1,030
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	1,940
7.750% due 07/15/2021		600	659
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		1,000	985
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,135
Antero Resources Finance Corp.
6.000% due 12/01/2020		1,000	990
7.250% due 08/01/2019		1,000	1,048
ARAMARK Corp.
5.750% due 03/15/2020		2,000	2,055
ArcelorMittal
4.250% due 08/05/2015		2,000	2,027
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	838
7.250% due 06/15/2021		1,000	830
ARD Finance S.A.
11.125% due 06/01/2018 (a)		623	664
Ardagh Packaging Finance PLC
4.875% due 11/15/2022		1,000	938
7.000% due 11/15/2020		500	483
7.375% due 10/15/2017		1,000	1,071
9.250% due 10/15/2020	EUR	2,000	2,740
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	750	1,181
Ashland, Inc.
3.875% due 04/15/2018		$750	745
4.750% due 08/15/2022		1,250	1,241
6.875% due 05/15/2043		750	769
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,048
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,582
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	261
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,055
Avaya, Inc.
7.000% due 04/01/2019		1,500	1,361
Axiall Corp.
4.875% due 05/15/2023		250	238
Bausch & Lomb, Inc.
9.875% due 11/01/2015		913	943
BC Mountain LLC
7.000% due 02/01/2021		1,000	1,023
B/E Aerospace, Inc.
5.250% due 04/01/2022		1,750	1,750
6.875% due 10/01/2020		1,000	1,085
Beazer Homes USA, Inc.
6.625% due 04/15/2018		1,000	1,066
Belden, Inc.
5.500% due 09/01/2022		750	741
Berry Plastics Corp.
9.500% due 05/15/2018		2,000	2,185
9.750% due 01/15/2021		2,000	2,270

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	1,000	$1,299
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,080
Biomet, Inc.
6.500% due 08/01/2020		5,500	5,696
6.500% due 10/01/2020		5,000	5,012
Bluescope Steel Ltd.
7.125% due 05/01/2018		1,000	1,020
Boise Cascade Co.
6.375% due 11/01/2020		750	763
Bombardier, Inc.
4.250% due 01/15/2016		600	617
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,075
Bristow Group, Inc.
6.250% due 10/15/2022		400	412
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,130
6.875% due 08/15/2018		250	265
7.000% due 02/15/2020		900	963
7.500% due 03/15/2020		500	538
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,460	1,559
Cablevision Systems Corp.
5.875% due 09/15/2022		1,500	1,459
8.000% due 04/15/2020		1,000	1,095
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,418
10.000% due 12/15/2018		250	151
Calcipar S.A.
6.875% due 05/01/2018		500	515
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,000	1,067
Carlson Wagonlit BV
6.875% due 06/15/2019		750	761
7.500% due 06/15/2019	EUR	250	335
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,009
7.875% due 12/01/2017		1,250	1,422
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,009
CCO Holdings LLC
5.125% due 02/15/2023		2,000	1,885
5.250% due 09/30/2022		3,000	2,865
5.750% due 09/01/2023		1,000	973
6.500% due 04/30/2021		1,000	1,048
6.625% due 01/31/2022		1,000	1,048
Celanese U.S. Holdings LLC
4.625% due 11/15/2022		1,000	991
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,637
Cequel Communications Holdings LLC
6.375% due 09/15/2020		1,650	1,687
Ceridian Corp.
8.875% due 07/15/2019		350	391
CHC Helicopter S.A.
9.250% due 10/15/2020		2,500	2,575
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,087
Chesapeake Energy Corp.
5.750% due 03/15/2023		2,000	2,030
9.500% due 02/15/2015		2,000	2,220
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,015
9.500% due 05/15/2016		1,325	1,390

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cimarex Energy Co.
5.875% due 05/01/2022		$500	$520
Cinemark USA, Inc.
5.125% due 12/15/2022		1,000	970
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,060
10.750% due 01/15/2017		1,460	1,580
Clean Harbors, Inc.
5.250% due 08/01/2020		1,000	1,020
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,500	1,432
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		3,500	3,617
7.625% due 03/15/2020		4,000	4,160
Coeur Mining, Inc.
7.875% due 02/01/2021		1,000	990
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,082
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	266
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,217
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,018
7.125% due 07/15/2020		2,000	2,065
8.000% due 11/15/2019		2,500	2,672
Concho Resources, Inc.
5.500% due 04/01/2023		500	495
6.500% due 01/15/2022		1,750	1,859
7.000% due 01/15/2021		750	810
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,000	1,058
8.250% due 04/01/2020		3,000	3,157
Constellation Brands, Inc.
4.250% due 05/01/2023		1,500	1,419
7.250% due 05/15/2017		1,000	1,145
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		80	84
Continental Resources, Inc.
4.500% due 04/15/2023		750	730
7.125% due 04/01/2021		400	442
7.375% due 10/01/2020		250	279
8.250% due 10/01/2019		50	55
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,500	1,552
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,292
Crown Americas LLC
4.500% due 01/15/2023		2,250	2,132
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	1,927
7.125% due 11/01/2019		500	536
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	243
CSC Holdings LLC
7.625% due 07/15/2018		$2,000	2,265
7.875% due 02/15/2018		3,000	3,420
8.625% due 02/15/2019		1,000	1,160
CST Brands, Inc.
5.000% due 05/01/2023		250	245
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		2,000	2,005
6.375% due 11/01/2018		1,000	1,046
6.625% due 11/01/2020		2,000	2,130
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,097

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denbury Resources, Inc.
4.625% due 07/15/2023	$1,000	$924
8.250% due 02/15/2020	2,000	2,170
Digicel Group Ltd.
8.250% due 09/30/2020	1,000	1,040
10.500% due 04/15/2018	1,000	1,065
Digicel Ltd.
8.250% due 09/01/2017	3,000	3,135
DigitalGlobe, Inc.
5.250% due 02/01/2021	1,750	1,689
DineEquity, Inc.
9.500% due 10/30/2018	3,000	3,345
DISH DBS Corp.
5.000% due 03/15/2023	2,000	1,935
5.875% due 07/15/2022	5,000	5,100
6.750% due 06/01/2021	1,000	1,068
7.125% due 02/01/2016	2,000	2,175
7.750% due 05/31/2015	1,000	1,087
7.875% due 09/01/2019	2,000	2,250
DJO Finance LLC
7.750% due 04/15/2018	2,750	2,729
9.750% due 10/15/2017	500	513
Dresser-Rand Group, Inc.
6.500% due 05/01/2021	750	799
Eagle Spinco, Inc.
4.625% due 02/15/2021	1,750	1,687
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,000	1,073
El Paso LLC
7.000% due 06/15/2017	475	519
7.250% due 06/01/2018	500	556
7.750% due 01/15/2032	500	534
7.800% due 08/01/2031	1,150	1,221
8.050% due 10/15/2030	780	834
Emergency Medical Services Corp.
8.125% due 06/01/2019	1,500	1,601
Endo Health Solutions, Inc.
7.000% due 12/15/2020	1,500	1,513
7.250% due 01/15/2022	1,250	1,266
Energy Transfer Equity LP
7.500% due 10/15/2020	1,400	1,536
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,000	1,116
Entravision Communications Corp.
8.750% due 08/01/2017	844	902
Era Group, Inc.
7.750% due 12/15/2022	750	754
First Data Corp.
6.750% due 11/01/2020	3,500	3,579
8.250% due 01/15/2021	3,500	3,587
12.625% due 01/15/2021	500	531
Florida East Coast Railway Corp.
8.125% due 02/01/2017	600	638
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	1,947
8.250% due 11/01/2019	2,500	2,587
Ford Motor Co.
9.215% due 09/15/2021	200	253
Forest Oil Corp.
7.250% due 06/15/2019	2,000	1,890
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,250	1,306
5.875% due 01/31/2022	1,250	1,322
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	775	860
GenCorp, Inc.
7.125% due 03/15/2021	1,000	1,040

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Cable Corp.
5.750% due 10/01/2022		$1,250	$1,244
Geo Group, Inc.
5.125% due 04/01/2023		500	479
Gibraltar Industries, Inc.
6.250% due 02/01/2021		750	780
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,000	1,100
Graphic Packaging International, Inc.
4.750% due 04/15/2021		2,500	2,431
7.875% due 10/01/2018		1,000	1,085
Griffey Intermediate, Inc.
7.000% due 10/15/2020		2,000	1,940
Griffon Corp.
7.125% due 04/01/2018		1,000	1,053
Grifols, Inc.
8.250% due 02/01/2018		1,500	1,620
H&E Equipment Services, Inc.
7.000% due 09/01/2022		750	786
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020		3,500	3,356
HCA Holdings, Inc.
6.250% due 02/15/2021		2,500	2,556
7.750% due 05/15/2021		1,500	1,624
HCA, Inc.
4.750% due 05/01/2023		2,750	2,640
5.875% due 05/01/2023		1,750	1,754
6.500% due 02/15/2020		2,500	2,711
7.190% due 11/15/2015		180	195
7.250% due 09/15/2020		2,975	3,202
7.500% due 02/15/2022		4,000	4,440
8.000% due 10/01/2018		3,500	4,029
8.500% due 04/15/2019		2,500	2,689
HD Supply, Inc.
7.500% due 07/15/2020		3,000	3,045
8.125% due 04/15/2019		3,000	3,300
10.500% due 01/15/2021		500	519
11.000% due 04/15/2020		2,500	2,925
11.500% due 07/15/2020		1,250	1,453
Headwaters, Inc.
7.625% due 04/01/2019		2,000	2,100
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,753
Hecla Mining Co.
6.875% due 05/01/2021		500	466
HeidelbergCement Finance Luxembourg S.A.
8.500% due 10/31/2019	EUR	1,000	1,599
Hertz Corp.
5.875% due 10/15/2020		$500	518
6.250% due 10/15/2022		500	524
6.750% due 04/15/2019		3,000	3,187
7.375% due 01/15/2021		1,500	1,631
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		1,250	1,253
8.875% due 02/01/2018		2,500	2,562
9.000% due 11/15/2020		2,000	1,920
Hiland Partners LP
7.250% due 10/01/2020		500	518
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,500	1,597
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,084
Host Hotels & Resorts LP
5.250% due 03/15/2022		1,000	1,037
6.000% due 10/01/2021		2,000	2,170
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	533
7.625% due 06/15/2021		1,000	1,068

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018	$1,000	$1,074
Huntsman International LLC
4.875% due 11/15/2020	2,000	1,985
8.625% due 03/15/2021	4,000	4,410
IASIS Healthcare LLC
8.375% due 05/15/2019	2,000	2,029
Igloo Holdings Corp.
8.250% due 12/15/2017 (a)	600	615
Immucor, Inc.
11.125% due 08/15/2019	1,000	1,090
IMS Health, Inc.
6.000% due 11/01/2020	2,000	2,040
Ineos Finance PLC
7.500% due 05/01/2020	2,000	2,135
INEOS Group Holdings S.A.
6.125% due 08/15/2018	1,500	1,436
Infor U.S., Inc.
9.375% due 04/01/2019	250	272
Inmet Mining Corp.
7.500% due 06/01/2021	1,000	963
8.750% due 06/01/2020	1,500	1,541
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	945
7.250% due 04/01/2019	1,500	1,577
7.250% due 10/15/2020	4,250	4,484
7.500% due 04/01/2021	3,500	3,692
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	250	253
7.750% due 06/01/2021	1,500	1,521
8.125% due 06/01/2023	2,000	2,072
Interactive Data Corp.
10.250% due 08/01/2018	1,500	1,669
Interline Brands, Inc.
7.500% due 11/15/2018	500	528
10.000% due 11/15/2018 (a)	250	270
inVentiv Health, Inc.
11.000% due 08/15/2018	500	420
Iron Mountain, Inc.
5.750% due 08/15/2024	1,000	943
Jaguar Holding Co.
9.375% due 10/15/2017 (a)	500	525
9.500% due 12/01/2019	1,000	1,110
Jaguar Land Rover Automotive PLC
7.750% due 05/15/2018	750	814
8.125% due 05/15/2021	2,000	2,210
Jarden Corp.
7.500% due 05/01/2017	1,500	1,661
JMC Steel Group
8.250% due 03/15/2018	2,000	1,965
Kinetic Concepts, Inc.
10.500% due 11/01/2018	2,000	2,160
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021	500	488
Lamar Media Corp.
5.000% due 05/01/2023	1,000	965
5.875% due 02/01/2022	500	516
Land O’ Lakes, Inc.
6.000% due 11/15/2022	1,000	1,033
Laredo Petroleum, Inc.
9.500% due 02/15/2019	1,500	1,657
Lear Corp.
4.750% due 01/15/2023	1,000	955
Lender Processing Services, Inc.
5.750% due 04/15/2023	750	801
Levi Strauss & Co.
7.625% due 05/15/2020	1,000	1,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Limited Brands, Inc.
5.625% due 02/15/2022		$750	$765
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		500	528
8.125% due 05/15/2018		1,025	1,092
LKQ Corp.
4.750% due 05/15/2023		500	479
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	933
Lynx Corp.
6.000% due 04/15/2021	GBP	1,000	1,516
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$500	477
Manitowoc Co., Inc.
5.875% due 10/15/2022		1,000	1,010
8.500% due 11/01/2020		3,000	3,285
9.500% due 02/15/2018		1,000	1,080
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,706
McClatchy Co.
9.000% due 12/15/2022		1,500	1,582
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	1,880
MGM Resorts International
6.625% due 12/15/2021		2,000	2,065
6.750% due 10/01/2020		2,500	2,594
6.875% due 04/01/2016		450	484
7.500% due 06/01/2016		1,500	1,642
7.625% due 01/15/2017		2,000	2,195
7.750% due 03/15/2022		2,000	2,182
8.625% due 02/01/2019		1,000	1,135
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,200
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,612
Milacron LLC
7.750% due 02/15/2021		500	501
Momentive Performance Materials, Inc.
8.875% due 10/15/2020		750	788
Mueller Water Products, Inc.
7.375% due 06/01/2017		1,000	1,030
8.750% due 09/01/2020		440	482
MultiPlan, Inc.
9.875% due 09/01/2018		1,750	1,912
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	500	682
8.875% due 12/01/2018		$2,250	2,351
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,639
NCR Corp.
4.625% due 02/15/2021		1,500	1,440
5.000% due 07/15/2022		500	485
NeuStar, Inc.
4.500% due 01/15/2023		400	380
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,087
7.125% due 05/15/2018		1,075	1,118
Nielsen Finance LLC
4.500% due 10/01/2020		2,000	1,930
7.750% due 10/15/2018		2,500	2,700
Nokia OYJ
5.375% due 05/15/2019		1,000	978
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,130
8.750% due 12/15/2020		4,500	4,849
NXP BV
9.750% due 08/01/2018		270	303

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oasis Petroleum, Inc.
6.500% due 11/01/2021	$1,000	$1,030
6.875% due 01/15/2023	1,000	1,035
OGX Austria GmbH
8.500% due 06/01/2018	3,000	975
Orion Engineered Carbons Bondco GmbH
9.625% due 06/15/2018	1,349	1,467
Orion Engineered Carbons Finance & Co. S.C.A.
9.250% due 08/01/2019 (a)	1,000	1,005
Oshkosh Corp.
8.250% due 03/01/2017	175	187
8.500% due 03/01/2020	175	190
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017	858	923
Party City Holdings, Inc.
8.875% due 08/01/2020	1,000	1,077
Peabody Energy Corp.
6.000% due 11/15/2018	1,250	1,258
6.250% due 11/15/2021	2,500	2,425
Penske Automotive Group, Inc.
5.750% due 10/01/2022	500	513
Perstorp Holding AB
8.750% due 05/15/2017	2,000	2,010
11.000% due 08/15/2017	1,250	1,244
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	2,500	2,706
Petco Holdings, Inc.
8.500% due 10/15/2017 (a)	2,000	2,050
PetroBakken Energy Ltd.
8.625% due 02/01/2020	1,500	1,432
PHH Corp.
9.250% due 03/01/2016	500	559
Pilgrim’s Pride Corp.
7.875% due 12/15/2018	1,000	1,070
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022	1,000	1,050
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	500	479
Pittsburgh Glass Works LLC
8.500% due 04/15/2016	500	498
Plains Exploration & Production Co.
6.125% due 06/15/2019	2,000	2,122
6.750% due 02/01/2022	1,000	1,061
6.875% due 02/15/2023	750	803
7.625% due 04/01/2020	250	276
Ply Gem Industries, Inc.
8.250% due 02/15/2018	2,238	2,395
Polymer Group, Inc.
7.750% due 02/01/2019	1,000	1,045
Polypore International, Inc.
7.500% due 11/15/2017	1,500	1,571
Post Holdings, Inc.
7.375% due 02/15/2022	750	806
Precision Drilling Corp.
6.500% due 12/15/2021	1,000	1,018
Prestige Brands, Inc.
8.125% due 02/01/2020	500	549
PVH Corp.
4.500% due 12/15/2022	2,000	1,930
7.375% due 05/15/2020	1,750	1,907
Quebecor Media, Inc.
7.750% due 03/15/2016	323	329
Radiation Therapy Services, Inc.
8.875% due 01/15/2017	500	473
9.875% due 04/15/2017	750	461
Rain CII Carbon LLC
8.000% due 12/01/2018	1,500	1,545
8.250% due 01/15/2021	1,000	1,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Range Resources Corp.
5.000% due 08/15/2022		$1,500	$1,474
5.000% due 03/15/2023		1,000	983
5.750% due 06/01/2021		500	518
6.750% due 08/01/2020		750	808
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,337
Regency Energy Partners LP
5.500% due 04/15/2023		1,000	990
6.875% due 12/01/2018		1,125	1,190
Rexel S.A.
6.125% due 12/15/2019		1,000	1,025
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,500	2,525
6.875% due 02/15/2021		1,500	1,579
7.125% due 04/15/2019		1,250	1,327
7.875% due 08/15/2019		1,000	1,095
8.250% due 02/15/2021		2,500	2,484
8.500% due 05/15/2018		1,175	1,216
9.000% due 04/15/2019		2,000	2,075
9.875% due 08/15/2019		4,000	4,300
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	870
6.000% due 01/15/2019		750	673
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,522
Ryerson, Inc.
9.000% due 10/15/2017		750	764
Ryland Group, Inc.
5.375% due 10/01/2022		500	484
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		750	729
5.625% due 04/15/2023		1,000	948
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,105
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,530
6.875% due 11/15/2019		550	593
Samson Investment Co.
10.000% due 02/15/2020		2,000	2,117
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	1,920
8.125% due 10/15/2022		4,000	3,980
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	975
7.750% due 07/15/2017		750	795
SBA Communications Corp.
5.625% due 10/01/2019		500	497
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,006
Schaeffler Finance BV
4.750% due 05/15/2021		2,000	1,910
7.750% due 02/15/2017		1,000	1,110
7.750% due 02/15/2017	EUR	2,500	3,588
8.500% due 02/15/2019		$2,500	2,800
8.750% due 02/15/2019	EUR	1,500	2,158
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,250	1,262
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	533
7.250% due 01/15/2018		150	158
Sealed Air Corp.
5.250% due 04/01/2023		1,000	975
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		2,000	2,270
Sensata Technologies BV
4.875% due 10/15/2023		1,000	968
6.500% due 05/15/2019		1,500	1,620

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Serta Simmons Holdings LLC
8.125% due 10/01/2020		$1,000	$1,023
ServiceMaster Co.
7.000% due 08/15/2020		2,000	1,907
8.000% due 02/15/2020		500	501
Silver Borrower
7.750% due 12/15/2020		1,500	1,515
Simmons Foods, Inc.
10.500% due 11/01/2017		500	529
Sinclair Television Group, Inc.
5.375% due 04/01/2021		1,000	965
6.125% due 10/01/2022		1,000	1,005
SIWF Merger Sub, Inc.
6.250% due 06/01/2021		1,500	1,474
Smithfield Foods, Inc.
6.625% due 08/15/2022		2,500	2,694
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	548
Sonat, Inc.
7.000% due 02/01/2018		500	524
Sophia LP
9.750% due 01/15/2019		2,000	2,150
Spectrum Brands Escrow Corp.
6.375% due 11/15/2020		500	525
6.625% due 11/15/2022		1,500	1,575
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,300
SPX Corp.
6.875% due 09/01/2017		750	814
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	531
6.375% due 08/15/2022		500	530
7.625% due 03/15/2020		1,500	1,605
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,170
Suburban Propane Partners LP
7.375% due 03/15/2020		275	287
7.375% due 08/01/2021		247	258
7.500% due 10/01/2018		844	890
Sun Products Corp.
7.750% due 03/15/2021		1,500	1,496
SunGard Data Systems, Inc.
6.625% due 11/01/2019		1,000	1,010
7.375% due 11/15/2018		1,500	1,590
7.625% due 11/15/2020		1,500	1,597
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	690
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	537
7.000% due 12/31/2017	EUR	475	654
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,072
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,678
Tempur-Pedic International, Inc.
6.875% due 12/15/2020		1,000	1,060
Tenet Healthcare Corp.
4.500% due 04/01/2021		1,000	935
8.000% due 08/01/2020		2,000	2,072
Terex Corp.
6.000% due 05/15/2021		1,100	1,103
Tesoro Logistics LP
5.875% due 10/01/2020		500	495
Tomkins LLC
9.000% due 10/01/2018		2,127	2,329
TransDigm, Inc.
5.500% due 10/15/2020		1,250	1,187
7.750% due 12/15/2018		3,000	3,172

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransUnion Holding Co., Inc.
8.125% due 06/15/2018 (a)		$1,500	$1,596
9.625% due 06/15/2018		500	536
TransUnion LLC
11.375% due 06/15/2018		2,000	2,225
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	796
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		2,000	1,920
Triumph Group, Inc.
4.875% due 04/01/2021		1,000	998
Tronox Finance LLC
6.375% due 08/15/2020		1,000	948
TRW Automotive, Inc.
4.500% due 03/01/2021		1,000	1,003
U.S. Coatings Acquisition, Inc.
7.375% due 05/01/2021		1,000	1,024
United Rentals North America, Inc.
6.125% due 06/15/2023		350	350
7.375% due 05/15/2020		1,000	1,072
7.625% due 04/15/2022		2,250	2,447
8.250% due 02/01/2021		1,500	1,650
8.375% due 09/15/2020		1,500	1,631
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	2,000	2,532
5.500% due 01/15/2023		$1,250	1,187
5.750% due 01/15/2023	EUR	1,500	1,909
7.500% due 03/15/2019		$500	529
7.500% due 03/15/2019	EUR	750	1,041
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		300	435
Univision Communications, Inc.
6.750% due 09/15/2022		$1,500	1,582
6.875% due 05/15/2019		3,000	3,165
7.875% due 11/01/2020		1,750	1,903
8.500% due 05/15/2021		2,500	2,669
UPC Holding BV
6.375% due 09/15/2022	EUR	2,000	2,512
6.750% due 03/15/2023	CHF	1,000	1,032
6.750% due 03/15/2023	EUR	1,000	1,269
8.375% due 08/15/2020		1,250	1,740
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,500	2,656
USG Corp.
8.375% due 10/15/2018		1,500	1,631
Valeant Pharmaceuticals International
6.375% due 10/15/2020		1,000	994
6.750% due 08/15/2021		2,000	2,012
6.875% due 12/01/2018		1,000	1,030
7.000% due 10/01/2020		2,500	2,562
7.250% due 07/15/2022		1,250	1,275
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,000	4,260
Videotron Ltd
9.125% due 04/15/2018		500	526
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,250	1,336
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,080
Warner Chilcott Co. LLC
7.750% due 09/15/2018		3,000	3,255
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		3,000	3,037
7.375% due 02/15/2018	EUR	1,000	1,316
11.750% due 07/15/2017		$1,750	1,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Windstream Corp.
7.000% due 03/15/2019	$2,000	$2,010
7.750% due 10/15/2020	1,000	1,040
7.750% due 10/01/2021	500	520
8.125% due 09/01/2018	1,000	1,070
Wolverine World Wide, Inc.
6.125% due 10/15/2020	500	519
Wynn Las Vegas LLC
5.375% due 03/15/2022	2,500	2,537
7.750% due 08/15/2020	1,500	1,673
Zayo Group LLC
8.125% due 01/01/2020	750	818

		688,426

UTILITIES 9.2%
Access Midstream Partners LP
4.875% due 05/15/2023	1,000	933
6.125% due 07/15/2022	500	509
AES Corp.
7.375% due 07/01/2021	3,000	3,307
8.000% due 10/15/2017	500	565
8.000% due 06/01/2020	1,500	1,717
9.750% due 04/15/2016	1,000	1,157
Athlon Holdings LP
7.375% due 04/15/2021	750	743
Atlas Pipeline Partners LP
5.875% due 08/01/2023	500	478
6.625% due 10/01/2020	1,000	1,007
Calpine Corp.
7.500% due 02/15/2021	2,700	2,896
7.875% due 07/31/2020	1,575	1,717
Covanta Holding Corp.
7.250% due 12/01/2020	500	527
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	2,000	2,040
10.000% due 12/01/2020	5,000	5,492
EP Energy LLC
6.875% due 05/01/2019	500	538
9.375% due 05/01/2020	4,500	5,107
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,500	1,582
Exterran Partners LP
6.000% due 04/01/2021	1,000	990
Frontier Communications Corp.
7.125% due 03/15/2019	1,125	1,190
8.250% due 04/15/2017	275	312
8.500% due 04/15/2020	500	554
9.000% due 08/15/2031	1,025	1,020
Inergy Midstream LP
6.000% due 12/15/2020	750	728
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	1,000	1,008
MarkWest Energy Partners LP
4.500% due 07/15/2023	1,250	1,150
5.500% due 02/15/2023	750	743
6.750% due 11/01/2020	450	477
MetroPCS Wireless, Inc.
6.250% due 04/01/2021	750	766
6.625% due 11/15/2020	2,500	2,603
6.625% due 04/01/2023	3,000	3,064
Midwest Generation LLC
8.560% due 01/02/2016 ^	636	598
NGPL PipeCo LLC
7.119% due 12/15/2017	750	731
9.625% due 06/01/2019	1,000	1,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northwestern Bell Telephone
7.750% due 05/01/2030	$1,208	$1,287
NRG Energy, Inc.
6.625% due 03/15/2023	1,500	1,507
7.625% due 01/15/2018	5,000	5,375
7.875% due 05/15/2021	1,000	1,072
8.250% due 09/01/2020	2,250	2,436
NSG Holdings LLC
7.750% due 12/15/2025	1,581	1,644
Red Oak Power LLC
8.540% due 11/30/2019	873	921
Sabine Oil & Gas LLC
9.750% due 02/15/2017	2,000	2,050
Sprint Capital Corp.
6.875% due 11/15/2028	3,000	2,895
6.900% due 05/01/2019	4,500	4,702
8.750% due 03/15/2032	3,000	3,315
Sprint Nextel Corp.
6.000% due 11/15/2022	4,000	3,940
7.000% due 03/01/2020	1,500	1,624
8.375% due 08/15/2017	1,000	1,127
9.000% due 11/15/2018	2,500	2,931
Targa Resources Partners LP
4.250% due 11/15/2023	1,000	898
5.250% due 05/01/2023	1,500	1,444
6.375% due 08/01/2022	375	395
7.875% due 10/15/2018	1,000	1,070
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,519	1,631
tw telecom Holdings, Inc.
8.000% due 03/01/2018	450	479
VimpelCom Holdings BV
7.504% due 03/01/2022	750	778

		90,810

Total Corporate Bonds & Notes (Cost $846,139)		871,310

MUNICIPAL BONDS & NOTES 0.0%

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	31

Total Municipal Bonds & Notes (Cost $45)		31

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets Trust
0.383% due 05/25/2046	107	74
Bear Stearns Alt-A Trust
4.689% due 11/25/2036 ^	895	717
Citigroup Mortgage Loan Trust, Inc.
2.823% due 03/25/2034	11	11
2.833% due 07/25/2046 ^	33	25
Countrywide Alternative Loan Trust
0.387% due 12/20/2046	283	188
0.402% due 03/20/2046	122	86
0.422% due 05/20/2046 ^	156	88
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	90	63
2.710% due 05/20/2036	527	409
GSR Mortgage Loan Trust
2.759% due 04/25/2035	13	12
Harborview Mortgage Loan Trust
0.372% due 07/19/2046	102	70
1.018% due 12/19/2036 ^	42	31
2.797% due 08/19/2036 ^	58	43

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IndyMac Mortgage Loan Trust
3.058% due 03/25/2037 ^	$1,801	$1,528
6.000% due 07/25/2037	795	649
Luminent Mortgage Trust
0.363% due 12/25/2036	51	38
0.373% due 12/25/2036	32	23
MASTR Adjustable Rate Mortgages Trust
0.403% due 04/25/2046	29	21
Residential Accredit Loans, Inc. Trust
3.113% due 03/25/2035 ^	47	37
Residential Asset Securitization Trust
0.593% due 01/25/2046 ^	384	175
Structured Asset Mortgage Investments Trust
0.413% due 09/25/2047	1,000	653
0.503% due 09/25/2045	98	81
WaMu Mortgage Pass-Through Certificates
0.929% due 04/25/2047	51	44
0.989% due 12/25/2046	48	37
2.386% due 12/25/2036 ^	576	479
2.658% due 09/25/2036 ^	36	30
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.139% due 05/25/2046	43	28

Total Mortgage-Backed Securities (Cost $4,315)		5,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.263% due 01/25/2037 ^	$103	$37
Structured Asset Securities Corp.
0.493% due 06/25/2035	265	227

Total Asset-Backed Securities (Cost $251)		264

	SHARES
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/29/2013 (b)	1,750	1,663
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,303

Total Preferred Securities (Cost $2,899)		2,966

SHORT-TERM INSTRUMENTS 7.4%

REPURCHASE AGREEMENTS (d) 0.1%
		595

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 7.3%
PIMCO Short-Term Floating NAV Portfolio	7,229,666	$72,340

Total Short-Term Instruments (Cost $72,936)		72,935

Total Investments 97.7% (Cost $937,609)		$964,001

Other Assets and Liabilities (Net) 2.3%		23,071

Net Assets 100.0%		$987,072

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Payment in-kind bond security.
(b)	Perpetual maturity, date shown represents next contractual call date.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$400	U.S. Treasury Bonds 2.750% due 08/15/2042	$(417)	$400	$400
SSB	0.010%	06/28/2013	07/01/2013	195	Fannie Mae 2.200% due 10/17/2022	(202)	195	195

						$(619)	$595	$595

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,618 at a weighted average interest rate of (1.750%).

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$400	$(417)	$(17)
SSB	195	(202)	(7)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$9,900	$500	$ 370
CDX.HY-19 5-Year Index	5.000%	12/20/2017	10,000	426	550

				$926	$ 920

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(e)	Cash of $1,093 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation	Variation Margin (Payable) (4)
Centrally Cleared Swaps
FOB	$289	$(47)
GSC	205	(20)
MSC	426	(21)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	393	GBP	259	WST	$0	$0	$0
08/2013	CHF	1,501	$	1,607	BPS	18	0	18
08/2013	$	15	CHF	14	FBF	0	0	0
09/2013	EUR	28,672	$	38,153	CBK	819	0	819
09/2013	GBP	8,214		12,761	BPS	273	0	273
09/2013	$	3,517	EUR	2,655	CBK	0	(60)	(60)

						$1,110	$(60)	$1,050

OTC Swap Agreements:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	0.398%	$	1,000	$36	$(94)	$130
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	0.656%		200	11	(18)	29
El Paso LLC	FBF	5.000%	12/20/2014	0.752%		2,500	161	(75)	236
El Paso LLC	GST	5.000%	09/20/2014	0.637%		3,000	166	(285)	451
HCA, Inc.	BOA	5.000%	03/20/2014	0.547%		1,000	34	(150)	184
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.348%		100	1	0	1
SLM Corp.	BOA	5.000%	09/20/2014	0.907%		800	42	(112)	154
SLM Corp.	BRC	5.000%	12/20/2013	0.628%		650	14	(72)	86
SLM Corp.	DUB	5.000%	09/20/2014	0.907%		300	15	(34)	49

							$480	$(840)	$1,320

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Collateral (Received) for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)	Net Exposures (4)
BOA	$76	$0	$76
BPS	291	(280)	11
BRC	14	0	14
CBK	770	(620)	150
DUB	15	0	15
FBF	197	(440)	(243)
GST	167	(310)	(143)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$1,110	$0	$1,110
Unrealized appreciation on OTC swap agreements	0	1,320	0	0	0	1,320

	$0	$1,320	$0	$1,110	$0	$2,430

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$88	$0	$0	$0	$88
Unrealized depreciation on foreign currency contracts	0	0	0	60	0	60

	$0	$88	$0	$60	$0	$148

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain on swaps	$0	$3,475	$0	$0	$0	$3,475
Net realized (loss) on foreign currency transactions	0	0	0	(533)	0	(533)

	$0	$3,475	$0	$(533)	$0	$2,942

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on swaps	$0	$(887)	$0	$0	$0	$(887)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	1,704	0	1,704

	$0	$(887)	$0	$1,704	$0	$817

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $920 as reported in the Notes to Schedule of Investments.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$9,353	$1,502	$10,855
Corporate Bonds & Notes
Banking & Finance	0	92,074	0	92,074
Industrials	0	688,342	84	688,426
Utilities	0	90,212	598	90,810
Municipal Bonds & Notes
Puerto Rico	0	31	0	31
Mortgage-Backed Securities	0	5,640	0	5,640
Asset-Backed Securities	0	264	0	264
Preferred Securities
Banking & Finance	1,303	1,663	0	2,966
Short-Term Instruments
Repurchase Agreements	0	595	0	595
Central Funds Used for Cash Management Purposes	72,340	0	0	72,340
	$73,643	$888,174	$2,184	$964,001

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Financial Derivative Instruments - Assets
Credit Contracts	$0	$2,240	$0	$2,240
Foreign Exchange Contracts	0	1,110	0	1,110
	$0	$3,350	$0	$3,350

Financial Derivative Instruments - Liabilities
Foreign Exchange Contracts	$0	$(60)	$0	$(60)

Totals	$73,643	$891,464	$2,184	$967,291

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$1,489	$0	$0	$0	$13	$0	$0	$1,502	$13
Corporate Bonds & Notes
Industrials	113	0	(27)	0	0	(2)	0	0	84	(1)
Utilities	1,441	0	(833)	(3)	(20)	13	0	0	598	(17)

Totals	$1,554	$1,489	$(860)	$(3)	$(20)	$24	$0	$0	$2,184	$(5)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,502	Third Party Vendor	Broker Quote	100.13
Corporate Bonds & Notes
Industrials	84	Third Party Vendor	Broker Quote	105.00
Utilities	598	Third Party Vendor	Broker Quote	94.00

Total	$2,184

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements

1. ORGANIZATION

The PIMCO High Yield Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the

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Notes to Financial Statements (Cont.)

“lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had $2,740,833 in unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) Payment In-Kind Securities  The Portfolio may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same term, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow

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from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

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Notes to Financial Statements (Cont.)

(b) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or loan issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected,

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a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or loan issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base

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Notes to Financial Statements (Cont.)

currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio.

The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.35%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$105,401	$178,853	$(211,900)	$(154)	$140	$72,340	$154	$0

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$1,427	$229,373	$274,033

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	32	$261	162	$1,266
Administrative Class	19,106	155,290	72,210	561,931
Advisor Class	3,707	30,098	20,433	158,780
Issued as reinvestment of distributions
Institutional Class	20	166	39	304
Administrative Class	3,574	28,953	6,639	51,949
Advisor Class	206	1,671	419	3,273
Cost of shares redeemed
Institutional Class	(46)	(376)	(116)	(901)
Administrative Class	(25,383)	(204,832)	(53,624)	(416,761)
Advisor Class	(10,329)	(83,115)	(21,403)	(165,008)
Net increase (decrease) resulting from Portfolio share transactions	(9,113)	$(71,884)	24,759	$194,833

As of June 30, 2013, one shareholder owned 10% or more of the total Portfolio’s outstanding shares comprising 60% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$937,842	$36,809	$(10,650)	$26,159

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	GST	Goldman Sachs International
BPS	BNP Paribas S.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	FOB	Credit Suisse Securities (USA) LLC	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	WST	Westpac Banking Corp.

Currency Abbreviations:
CHF	Swiss Franc	EUR	Euro	GBP	British Pound

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ALT	Alternate Loan Trust	OJSC	Open Joint Stock Company

SEMIANNUAL REPORT	JUNE 30, 2013	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT37SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	53.8%
Short-Term Instruments	33.7%
U.S. Government Agencies	9.4%
Mortgage-Backed Securities	2.0%
Other	1.1%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/30/1999)
PIMCO Long-Term U.S. Government Portfolio Administrative Class	-7.85%	-8.45%	8.58%	6.53%	7.78%
Barclays Long-Term Treasury Index±	-7.83%	-8.36%	7.58%	6.10%	7.21%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.665% for Administrative Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$921.50	$1,021.50
Expenses Paid During Period†	$3.17	$3.33
Net Annualized Expense Ratio	0.665%	0.665%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

From January 2013 through April 2013, the Portfolio’s below benchmark duration (or sensitivity to changes in market interest rates) position detracted from performance as U.S. Treasury yields fell across the majority of the maturities. During May 2013 through June 2013, the Portfolio’s above benchmark duration position also detracted from performance as U.S. Treasury yields rose across the majority of the maturities.

»	The Portfolio’s emphasis on the short-term portion of the yield curve positively impacted relative performance as the two- to thirty-year U.S. Treasury yield spread steepened.

»	A small out-of-benchmark allocation to municipal bonds contributed to performance as municipal bonds outperformed like-duration U.S. Treasuries over the reporting period.

»	An out-of-benchmark allocation to long-term Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the reporting period.

»	An out-of-benchmark allocation to Agency mortgages contributed to performance as they outperformed like-duration U.S. Treasuries over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$12.35	$13.38	$10.99	$10.44	$12.23	$10.94
Net investment income (a)	0.16	0.35	0.32	0.37	0.42	0.41
Net realized/unrealized gain (loss)	(1.12)	0.24	2.68	0.84	(0.94)	1.42
Total income (loss) from investment operations	(0.96)	0.59	3.00	1.21	(0.52)	1.83
Dividends from net investment income	(0.13)	(0.29)	(0.33)	(0.42)	(0.43)	(0.41)
Distributions from net realized capital gains	0.00	(1.33)	(0.28)	(0.24)	(0.84)	(0.13)
Total distributions	(0.13)	(1.62)	(0.61)	(0.66)	(1.27)	(0.54)
Net asset value end of year or period	$11.26	$12.35	$13.38	$10.99	$10.44	$12.23
Total return	(7.85)%	4.43%	27.83%	11.60%	(4.39)%	17.29%
Net assets end of year or period (000s)	$137,992	$155,100	$164,086	$133,568	$167,615	$141,575
Ratio of expenses to average net assets	0.665%*	0.665%	0.625%	0.625%	0.635%	0.635%
Ratio of expenses to average net assets excluding interest expense	0.625%*	0.625%	0.625%	0.625%	0.625%	0.625%
Ratio of net investment income to average net assets	2.74%*	2.61%	2.71%	3.31%	3.69%	3.73%
Portfolio turnover rate	34%**	81%**	556%**	344%**	523%	338%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$178,295
Investments in Affiliates, at value	66,282
Repurchase agreements, at value	21,580
Receivable for investments sold	490
Variation margin receivable on financial derivative instruments	3
Receivable for Portfolio shares sold	14
Interest and dividends receivable	1,270
Dividends receivable from Affiliates	5
Other assets	16
267,955

Liabilities:
Payable for investments purchased	$145
Payable for investments in Affiliates purchased	5
Payable for reverse repurchase agreements	1,528
Payable for sale-buyback transactions	104,154
Written options outstanding	399
Deposits from counterparty	320
Payable for Portfolio shares redeemed	101
Accrued investment advisory fees	29
Accrued supervisory and administrative fees	32
Accrued distribution fees	3
Accrued servicing fees	16
106,732

Net Assets	$161,223

Net Assets Consist of:
Paid in capital	$163,032
Undistributed net investment income	1,347
Accumulated undistributed net realized gain	5,783
Net unrealized (depreciation)	(8,939)
$161,223

Net Assets:
Institutional Class	$8,430
Administrative Class	137,992
Advisor Class	14,801

Shares Issued and Outstanding:
Institutional Class	749
Administrative Class	12,255
Advisor Class	1,314

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.26
Administrative Class	11.26
Advisor Class	11.26

Cost of Investments	$187,072
Cost of Investments in Affiliates	$66,280
Cost of Repurchase Agreements	$21,580
Premiums Received on Written Options	$272

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$2,897
Dividends from Affiliate investments	31
Total Income	2,928

Expenses:
Investment advisory fees	192
Supervisory and administrative fees	214
Servicing fees - Administrative Class	111
Distribution and/or servicing fees - Advisor Class	18
Trustees’ fees	1
Interest expense	38
Total Expenses	574

Net Investment Income	2,354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	637
Net realized (loss) on Affiliate investments	(4)
Net realized (loss) on futures contracts	(87)
Net realized gain on written options	30
Net realized gain on swaps	4
Net change in unrealized (depreciation) on investments	(16,553)
Net change in unrealized appreciation on Affiliate investments	10
Net change in unrealized (depreciation) on futures contracts	(30)
Net change in unrealized (depreciation) on written options	(236)
Net change in unrealized (depreciation) on swaps	(2)
Net (Loss)	(16,231)

Net (Decrease) in Net Assets Resulting from Operations	$(13,877)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,354	$4,604
Net realized gain	584	6,408
Net realized gain (loss) on Affiliate investments	(4)	45
Net capital gain distributions received from Affiliate investments	0	1
Net change in unrealized (depreciation)	(16,821)	(3,917)
Net change in unrealized appreciation (depreciation) on Affiliate investments	10	(21)
Net increase (decrease) resulting from operations	(13,877)	7,120

Distributions to Shareholders:
From net investment income
Institutional Class	(101)	(107)
Administrative Class	(1,580)	(3,489)
Advisor Class	(150)	(214)
From net realized capital gains
Institutional Class	0	(859)
Administrative Class	0	(15,441)
Advisor Class	0	(1,334)

Total Distributions	(1,831)	(21,444)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(786)	17,589

Total Increase (Decrease) in Net Assets	(16,494)	3,265

Net Assets:
Beginning of period	177,717	174,452
End of period*	$161,223	$177,717

*Including undistributed net investment income of:	$1,347	$824

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Long-Term U.S. Government Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(13,877)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(634,058)
Proceeds from sales of long-term securities	630,729
Purchases of short-term portfolio investments, net	(7,512)
Decrease in receivable for investments sold	3,914
(Increase) in interest and dividends receivable	(12)
Decrease in other assets	1
Increase in payable for investments purchased	136
(Decrease) in deposits from counterparty	(887)
(Decrease) in accrued investment advisory fees	(4)
(Decrease) in accrued supervisory and administrative fees	(5)
(Decrease) in accrued servicing fee	(3)
(Decrease) in variation margin (receivable) payable on financial derivative instruments	(40)
Net change in unrealized depreciation on investments	16,553
Net change in unrealized (appreciation) on Affiliate investments	(10)
Net change in unrealized depreciation on futures contracts	30
Net change in unrealized depreciation on written options	236
Net change in unrealized depreciation on swaps	2
Net realized (gain) on investments and written options	(663)
Net amortization (accretion) on investments	(43)
Net cash used for operating activities	(5,513)

Cash flows received from financing activities:
Proceeds from shares sold	10,154
Payment on shares redeemed	(12,830)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	40,963
Payments on reverse repurchase agreements	(41,038)
Proceeds from sale-buyback transactions	290,027
Payments on sale-buyback transactions	(281,772)
Net cash received from financing activities	5,504

Net Decrease in Cash and Foreign Currency	(9)

Cash and Foreign Currency:
Beginning of period	9
End of period	$0

* Reinvestment of dividends	$1,831

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$73

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$565

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	752	756

Total Corporate Bonds & Notes (Cost $1,252)		1,321

MUNICIPAL BONDS & NOTES 0.3%

OHIO 0.2%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	243

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	209

Total Municipal Bonds & Notes (Cost $366)		452

U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	1,914
0.253% due 07/25/2037	41	39
0.669% due 08/25/2021	6	6
0.819% due 08/25/2022	2	2
1.093% due 04/25/2032	9	9
2.476% due 01/01/2033	12	13
4.250% due 05/25/2037	65	62
4.500% due 06/25/2019	200	213
5.000% due 04/25/2032 - 08/25/2033	323	360
5.500% due 12/25/2035	110	126
6.080% due 09/01/2028	64	82
6.500% due 07/25/2031	260	294
Federal Farm Credit Bank
5.050% due 03/28/2019	400	463
5.150% due 03/25/2020	250	296
5.160% due 03/14/2022	2,400	2,811
Federal Housing Administration
6.896% due 07/01/2020	168	163
Financing Corp.
0.000% due 09/26/2019	1,500	1,310
10.700% due 10/06/2017	650	896
Freddie Mac
0.000% due 03/15/2031	1,200	585
0.593% due 01/15/2033	21	21
0.950% due 02/15/2027	6	6
1.250% due 02/15/2021	9	10
1.374% due 10/25/2044	57	58
4.000% due 06/15/2032	359	372
5.400% due 03/17/2021	1,000	1,114
5.500% due 08/15/2030 - 02/15/2034	835	928
5.625% due 11/23/2035	600	653
6.750% due 03/15/2031	200	275
7.000% due 07/15/2023 - 12/01/2031	24	28
8.250% due 06/01/2016	350	421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
2.000% due 08/20/2030	$6	$6
5.500% due 01/20/2036	751	882
6.000% due 08/20/2033	1,801	2,047
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,331
5.500% due 04/26/2024	400	487
Overseas Private Investment Corp.
4.736% due 03/15/2022	285	309
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	2,000	1,515
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,635
Small Business Administration
5.240% due 08/01/2023	331	361
5.290% due 12/01/2027	295	325
Tennessee Valley Authority
4.625% due 09/15/2060	400	387
4.875% due 01/15/2048	800	852
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	411

Total U.S. Government Agencies (Cost $22,271)		25,078

U.S. TREASURY OBLIGATIONS 88.9%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,295
3.125% due 11/15/2041 (e)(f)	22,300	20,939
3.125% due 02/15/2042 (e)	17,000	15,943
3.750% due 08/15/2041 (e)	1,400	1,480
4.250% due 11/15/2040 (e)	6,950	8,001
4.375% due 11/15/2039 (e)	27,600	32,404
4.500% due 05/15/2038 (e)	7,000	8,362
4.500% due 08/15/2039 (e)	3,200	3,830
4.625% due 02/15/2040 (e)	1,700	2,074
5.375% due 02/15/2031 (e)	800	1,042
5.500% due 08/15/2028 (e)	12,200	15,876
6.000% due 02/15/2026	200	269
6.250% due 08/15/2023	3,200	4,293
6.250% due 05/15/2030 (e)	4,200	5,950
6.750% due 08/15/2026	100	143
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2042	926	815
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	10,300	9,610
U.S. Treasury Strips
0.000% due 05/15/2031	200	108
0.000% due 05/15/2032	100	52
0.000% due 11/15/2032	3,300	1,672
0.000% due 02/15/2033	1,700	852
0.000% due 05/15/2033	700	348
0.000% due 08/15/2033	500	246
0.000% due 11/15/2033	3,000	1,460
0.000% due 05/15/2034	1,600	763
0.000% due 05/15/2037	700	301
0.000% due 02/15/2040	900	346
0.000% due 05/15/2040	1,250	474
0.000% due 08/15/2040	6,650	2,495
0.000% due 11/15/2040	250	93
0.000% due 02/15/2042	5,100	1,788

Total U.S. Treasury Obligations (Cost $154,904)		143,324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.3%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	$800	$880
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	116	118
2.600% due 03/25/2035	177	175
2.674% due 10/25/2035	216	216
2.762% due 04/25/2033	15	14
2.982% due 02/25/2034	35	35
3.071% due 01/25/2034	18	18
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035	425	395
Countrywide Alternative Loan Trust
0.403% due 05/25/2035	86	68
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	162	114
0.533% due 06/25/2035	923	834
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033	34	34
2.620% due 11/25/2032	9	9
First Republic Mortgage Loan Trust
0.543% due 11/15/2031	112	110
GS Mortgage Securities Trust
1.103% due 03/06/2020	42	42
Harborview Mortgage Loan Trust
0.322% due 04/19/2038	83	67
0.412% due 05/19/2035	65	53
2.853% due 07/19/2035	67	62
Impac CMB Trust
4.757% due 09/25/2034	306	309
JPMorgan Mortgage Trust
3.005% due 07/25/2035	307	312
MASTR Asset Securitization Trust
5.500% due 09/25/2033	84	88
Residential Accredit Loans, Inc. Trust
0.593% due 01/25/2033	6	5
0.593% due 03/25/2033	20	19
6.000% due 06/25/2036	119	92
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	13	14
Sequoia Mortgage Trust
0.542% due 07/20/2033	125	122
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037	181	128
Structured Asset Mortgage Investments Trust
0.852% due 09/19/2032	123	118
1.032% due 10/19/2033	44	38
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	300	333
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	57	51
1.169% due 08/25/2046	393	322
1.568% due 08/25/2042	4	4
2.470% due 10/25/2046	104	93
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.190% due 02/25/2033	2	2
2.350% due 05/25/2033	6	6
2.418% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $5,482)		5,303

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.193% due 11/25/2042	68	66

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
L.A. Arena Funding LLC
7.656% due 12/15/2026	$57	$65
Renaissance Home Equity Loan Trust
0.633% due 08/25/2033	7	7
0.693% due 12/25/2033	31	31
SLM Student Loan Trust
0.386% due 04/25/2017	2	2
1.776% due 04/25/2023	845	869
Specialty Underwriting & Residential Finance Trust
0.873% due 01/25/2034	12	10
Structured Asset Securities Corp.
0.773% due 01/25/2033	11	11

Total Asset-Backed Securities (Cost $1,041)		1,061

SHORT-TERM INSTRUMENTS 55.6%

REPURCHASE AGREEMENTS (d) 13.4%
		21,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.1%
0.133% due 05/01/2014 - 05/29/2014 (a)(e)	$1,758	$1,756

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 41.1%
PIMCO Short-Term Floating NAV Portfolio	6,624,219	66,282

Total Short-Term Instruments (Cost $89,616)		89,618

Total Investments 165.1% (Cost $274,932)		$266,157

Written Options (g) (0.2%) (Premiums $272)		(399)

Other Assets and Liabilities (Net) (64.9%)		(104,535)

Net Assets 100.0%		$161,223

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.070%	06/24/2013	07/08/2013	$8,700	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014	$(8,891)	$8,700	$8,700
SAL	0.150%	06/28/2013	07/01/2013	12,400	U.S. Treasury Notes 0.750% due 10/31/2017	(12,665)	12,400	12,400
SSB	0.010%	06/28/2013	07/01/2013	480	Fannie Mae 2.200% due 10/17/2022	(494)	480	480

						$(22,050)	$21,580	$21,580

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.090%	06/11/2013	07/01/2013	$669	$(669)
	0.120%	06/07/2013	07/10/2013	738	(738)
JPS	0.110%	06/12/2013	07/09/2013	121	(121)

					$(1,528)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	06/19/2013	07/11/2013	$6,791	$(6,797)
	0.130%	06/21/2013	07/19/2013	10,318	(10,339)
	0.140%	06/20/2013	07/11/2013	2,480	(2,483)
	0.150%	06/21/2013	07/03/2013	83,533	(83,553)
GSC	0.140%	06/04/2013	07/03/2013	982	(982)

					$(104,154)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $36,902 at a weighted average interest rate of 0.207%.
(3)	Payable for sale-buyback transactions includes $44 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

Collateral	(Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $105,512 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BRC	$8,700	$(8,891)	$(191)
BSN	(1,407)	1,358	(49)
JPS	(121)	117	(4)
SAL	12,400	(12,665)	(265)
SSB	480	(494)	(14)

Master Securities Forward Transactions Agreement
BCY	(103,172)	103,098	(74)
GSC	(982)	620	(362)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	12	$(51)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(f)	Securities with an aggregate market value of $64 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized (Depreciation)	Variation Margin Receivable (1)
Futures
GSC	$(51)	$3

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	2,000	$5	$(32)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		2,400	6	(43)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		9,300	47	(134)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,300	7	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,200	18	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		3,100	54	(54)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		5,400	93	(93)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,600	8	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,600	7	(39)

								$251	$(395)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$21	$(4)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$45,200	$147
Sales	50,400	300
Closing Buys	(8,500)	(42)
Expirations	(48,800)	(133)
Exercised	0	0

Balance at 06/30/2013	$38,300	$272

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(32)	$0	$(32)
CBK	(4)	0	(4)
GLM	(43)	0	(43)
JPM	(54)	0	(54)
MYC	(227)	0	(227)
RYL	(39)	0	(39)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$3	$3

Liabilities:
Written options outstanding	$0	$0	$0	$0	$399	$399

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(87)	$(87)
Net realized gain on written options	0	0	0	0	30	30
Net realized gain on swaps	0	0	0	0	4	4

	$0	$0	$0	$0	$(53)	$(53)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(30)	$(30)
Net change in unrealized (depreciation) on written options	0	0	0	0	(236)	(236)
Net change in unrealized (depreciation) on swaps	0	0	0	0	(2)	(2)

	$0	$0	$0	$0	$(268)	$(268)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(51) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2013 (Unaudited)

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$565	$0	$565
Industrials	0	756	0	756
Municipal Bonds & Notes
Ohio	0	243	0	243
Washington	0	209	0	209
U.S. Government Agencies	0	24,915	163	25,078
U.S. Treasury Obligations	0	143,324	0	143,324
Mortgage-Backed Securities	0	5,303	0	5,303
Asset-Backed Securities	0	1,061	0	1,061

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$21,580	$0	$21,580
U.S. Treasury Bills	0	1,756	0	1,756
Central Funds Used for Cash Management Purposes	66,282	0	0	66,282
	$66,282	$199,712	$163	$266,157

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(51)	(395)	(4)	(450)

Totals	$66,231	$199,317	$159	$265,707

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$174	$0	$(10)	$0	$0	$(1)	$0	$0	$163	$1

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(5)	$0	$0	$0	$0	$1	$0	$0	$(4)	$1

Totals	$169	$0	$(10)	$0	$0	$0	$0	$0	$159	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$163	Benchmark Pricing	Base Price	97.25

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(4)	Indicative Market Quotation	Broker Quote	0.16

Total	$159

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage

Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When

22	PIMCO VARIABLE INSURANCE TRUST

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the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

24	PIMCO VARIABLE INSURANCE TRUST

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo

Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

26	PIMCO VARIABLE INSURANCE TRUST

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Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$2,308	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$62,545	$146,031	$(142,300)	$(4)	$10	$66,282	$31	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$70,596	$57,831	$0	$8,595

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	82	$974	500	$6,945
Administrative Class	403	4,928	1,847	25,435
Advisor Class	349	4,215	634	8,620
Issued as reinvestment of distributions
Institutional Class	8	101	77	966
Administrative Class	132	1,580	1,500	18,930
Advisor Class	13	150	123	1,548
Cost of shares redeemed
Institutional Class	(55)	(676)	(63)	(870)
Administrative Class	(842)	(10,065)	(3,047)	(41,105)
Advisor Class	(166)	(1,993)	(214)	(2,880)
Net increase (decrease) resulting from Portfolio share transactions	(76)	$(786)	1,357	$17,589

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$287,747	$4,012	$(25,602)	$(21,590)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	29

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.

Currency Abbreviations:
USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

30	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT41SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	53.8%
Short-Term Instruments	33.7%
U.S. Government Agencies	9.4%
Mortgage-Backed Securities	2.0%
Other	1.1%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Long-Term U.S. Government Portfolio Institutional Class	-7.78%	-8.32%	8.74%	6.69%	8.17%
Barclays Long-Term Treasury Index±	-7.83%	-8.36%	7.58%	6.10%	7.50%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.515% for Institutional Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$922.20	$1,022.24
Expenses Paid During Period†	$2.45	$2.58
Net Annualized Expense Ratio	0.515%	0.515%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

From January 2013 through April 2013, the Portfolio’s below benchmark duration (or sensitivity to changes in market interest rates) position detracted from performance as U.S. Treasury yields fell across the majority of the maturities. During May 2013 through June 2013, the Portfolio’s above benchmark duration position also detracted from performance as U.S. Treasury yields rose across the majority of the maturities.

»	The Portfolio’s emphasis on the short-term portion of the yield curve positively impacted relative performance as the two- to thirty-year U.S. Treasury yield spread steepened.

»	A small out-of-benchmark allocation to municipal bonds contributed to performance as municipal bonds outperformed like-duration U.S. Treasuries over the reporting period.

»	An out-of-benchmark allocation to long-term Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the reporting period.

»	An out-of-benchmark allocation to Agency mortgages contributed to performance as they outperformed like-duration U.S. Treasuries over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$12.35	$13.38	$10.99	$10.44	$12.23	$10.94
Net investment income (a)	0.17	0.37	0.34	0.39	0.44	0.43
Net realized/unrealized gain (loss)	(1.12)	0.24	2.67	0.83	(0.94)	1.42
Total income (loss) from investment operations	(0.95)	0.61	3.01	1.22	(0.50)	1.85
Dividends from net investment income	(0.14)	(0.31)	(0.34)	(0.43)	(0.45)	(0.43)
Distributions from net realized capital gains	0.00	(1.33)	(0.28)	(0.24)	(0.84)	(0.13)
Total distributions	(0.14)	(1.64)	(0.62)	(0.67)	(1.29)	(0.56)
Net asset value end of year or period	$11.26	$12.35	$13.38	$10.99	$10.44	$12.23
Total return	(7.78)%	4.59%	28.02%	11.77%	(4.24)%	17.47%
Net assets end of year or period (000s)	$8,430	$8,815	$2,676	$1,961	$991	$1,133
Ratio of expenses to average net assets	0.515%*	0.515%	0.475%	0.475%	0.485%	0.485%
Ratio of expenses to average net assets excluding interest expense	0.475%*	0.475%	0.475%	0.475%	0.475%	0.475%
Ratio of net investment income to average net assets	2.89%*	2.75%	2.86%	3.41%	3.86%	3.89%
Portfolio turnover rate	34%**	81%**	556%**	344%**	523%	338%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$178,295
Investments in Affiliates, at value	66,282
Repurchase agreements, at value	21,580
Receivable for investments sold	490
Variation margin receivable on financial derivative instruments	3
Receivable for Portfolio shares sold	14
Interest and dividends receivable	1,270
Dividends receivable from Affiliates	5
Other assets	16
267,955

Liabilities:
Payable for investments purchased	$145
Payable for investments in Affiliates purchased	5
Payable for reverse repurchase agreements	1,528
Payable for sale-buyback transactions	104,154
Written options outstanding	399
Deposits from counterparty	320
Payable for Portfolio shares redeemed	101
Accrued investment advisory fees	29
Accrued supervisory and administrative fees	32
Accrued distribution fees	3
Accrued servicing fees	16
106,732

Net Assets	$161,223

Net Assets Consist of:
Paid in capital	$163,032
Undistributed net investment income	1,347
Accumulated undistributed net realized gain	5,783
Net unrealized (depreciation)	(8,939)
$161,223

Net Assets:
Institutional Class	$8,430
Administrative Class	137,992
Advisor Class	14,801

Shares Issued and Outstanding:
Institutional Class	749
Administrative Class	12,255
Advisor Class	1,314

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.26
Administrative Class	11.26
Advisor Class	11.26

Cost of Investments	$187,072
Cost of Investments in Affiliates	$66,280
Cost of Repurchase Agreements	$21,580
Premiums Received on Written Options	$272

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$2,897
Dividends from Affiliate investments	31
Total Income	2,928

Expenses:
Investment advisory fees	192
Supervisory and administrative fees	214
Servicing fees - Administrative Class	111
Distribution and/or servicing fees - Advisor Class	18
Trustees’ fees	1
Interest expense	38
Total Expenses	574

Net Investment Income	2,354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	637
Net realized (loss) on Affiliate investments	(4)
Net realized (loss) on futures contracts	(87)
Net realized gain on written options	30
Net realized gain on swaps	4
Net change in unrealized (depreciation) on investments	(16,553)
Net change in unrealized appreciation on Affiliate investments	10
Net change in unrealized (depreciation) on futures contracts	(30)
Net change in unrealized (depreciation) on written options	(236)
Net change in unrealized (depreciation) on swaps	(2)
Net (Loss)	(16,231)

Net (Decrease) in Net Assets Resulting from Operations	$(13,877)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,354	$4,604
Net realized gain	584	6,408
Net realized gain (loss) on Affiliate investments	(4)	45
Net capital gain distributions received from Affiliate investments	0	1
Net change in unrealized (depreciation)	(16,821)	(3,917)
Net change in unrealized appreciation (depreciation) on Affiliate investments	10	(21)
Net increase (decrease) resulting from operations	(13,877)	7,120

Distributions to Shareholders:
From net investment income
Institutional Class	(101)	(107)
Administrative Class	(1,580)	(3,489)
Advisor Class	(150)	(214)
From net realized capital gains
Institutional Class	0	(859)
Administrative Class	0	(15,441)
Advisor Class	0	(1,334)

Total Distributions	(1,831)	(21,444)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(786)	17,589

Total Increase (Decrease) in Net Assets	(16,494)	3,265

Net Assets:
Beginning of period	177,717	174,452
End of period*	$161,223	$177,717

*Including undistributed net investment income of:	$1,347	$824

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Long-Term U.S. Government Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(13,877)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(634,058)
Proceeds from sales of long-term securities	630,729
Purchases of short-term portfolio investments, net	(7,512)
Decrease in receivable for investments sold	3,914
(Increase) in interest and dividends receivable	(12)
Decrease in other assets	1
Increase in payable for investments purchased	136
(Decrease) in deposits from counterparty	(887)
(Decrease) in accrued investment advisory fees	(4)
(Decrease) in accrued supervisory and administrative fees	(5)
(Decrease) in accrued servicing fee	(3)
(Decrease) in variation margin (receivable) payable on financial derivative instruments	(40)
Net change in unrealized depreciation on investments	16,553
Net change in unrealized (appreciation) on Affiliate investments	(10)
Net change in unrealized depreciation on futures contracts	30
Net change in unrealized depreciation on written options	236
Net change in unrealized depreciation on swaps	2
Net realized (gain) on investments and written options	(663)
Net amortization (accretion) on investments	(43)
Net cash used for operating activities	(5,513)

Cash flows received from financing activities:
Proceeds from shares sold	10,154
Payment on shares redeemed	(12,830)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	40,963
Payments on reverse repurchase agreements	(41,038)
Proceeds from sale-buyback transactions	290,027
Payments on sale-buyback transactions	(281,772)
Net cash received from financing activities	5,504

Net Decrease in Cash and Foreign Currency	(9)

Cash and Foreign Currency:
Beginning of period	9
End of period	$0

* Reinvestment of dividends	$1,831

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$73

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$565

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	752	756

Total Corporate Bonds & Notes (Cost $1,252)		1,321

MUNICIPAL BONDS & NOTES 0.3%

OHIO 0.2%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	243

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	209

Total Municipal Bonds & Notes (Cost $366)		452

U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	1,914
0.253% due 07/25/2037	41	39
0.669% due 08/25/2021	6	6
0.819% due 08/25/2022	2	2
1.093% due 04/25/2032	9	9
2.476% due 01/01/2033	12	13
4.250% due 05/25/2037	65	62
4.500% due 06/25/2019	200	213
5.000% due 04/25/2032 - 08/25/2033	323	360
5.500% due 12/25/2035	110	126
6.080% due 09/01/2028	64	82
6.500% due 07/25/2031	260	294
Federal Farm Credit Bank
5.050% due 03/28/2019	400	463
5.150% due 03/25/2020	250	296
5.160% due 03/14/2022	2,400	2,811
Federal Housing Administration
6.896% due 07/01/2020	168	163
Financing Corp.
0.000% due 09/26/2019	1,500	1,310
10.700% due 10/06/2017	650	896
Freddie Mac
0.000% due 03/15/2031	1,200	585
0.593% due 01/15/2033	21	21
0.950% due 02/15/2027	6	6
1.250% due 02/15/2021	9	10
1.374% due 10/25/2044	57	58
4.000% due 06/15/2032	359	372
5.400% due 03/17/2021	1,000	1,114
5.500% due 08/15/2030 - 02/15/2034	835	928
5.625% due 11/23/2035	600	653
6.750% due 03/15/2031	200	275
7.000% due 07/15/2023 - 12/01/2031	24	28
8.250% due 06/01/2016	350	421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
2.000% due 08/20/2030	$6	$6
5.500% due 01/20/2036	751	882
6.000% due 08/20/2033	1,801	2,047
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,331
5.500% due 04/26/2024	400	487
Overseas Private Investment Corp.
4.736% due 03/15/2022	285	309
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	2,000	1,515
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,635
Small Business Administration
5.240% due 08/01/2023	331	361
5.290% due 12/01/2027	295	325
Tennessee Valley Authority
4.625% due 09/15/2060	400	387
4.875% due 01/15/2048	800	852
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	411

Total U.S. Government Agencies (Cost $22,271)		25,078

U.S. TREASURY OBLIGATIONS 88.9%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,295
3.125% due 11/15/2041 (e)(f)	22,300	20,939
3.125% due 02/15/2042 (e)	17,000	15,943
3.750% due 08/15/2041 (e)	1,400	1,480
4.250% due 11/15/2040 (e)	6,950	8,001
4.375% due 11/15/2039 (e)	27,600	32,404
4.500% due 05/15/2038 (e)	7,000	8,362
4.500% due 08/15/2039 (e)	3,200	3,830
4.625% due 02/15/2040 (e)	1,700	2,074
5.375% due 02/15/2031 (e)	800	1,042
5.500% due 08/15/2028 (e)	12,200	15,876
6.000% due 02/15/2026	200	269
6.250% due 08/15/2023	3,200	4,293
6.250% due 05/15/2030 (e)	4,200	5,950
6.750% due 08/15/2026	100	143
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2042	926	815
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	10,300	9,610
U.S. Treasury Strips
0.000% due 05/15/2031	200	108
0.000% due 05/15/2032	100	52
0.000% due 11/15/2032	3,300	1,672
0.000% due 02/15/2033	1,700	852
0.000% due 05/15/2033	700	348
0.000% due 08/15/2033	500	246
0.000% due 11/15/2033	3,000	1,460
0.000% due 05/15/2034	1,600	763
0.000% due 05/15/2037	700	301
0.000% due 02/15/2040	900	346
0.000% due 05/15/2040	1,250	474
0.000% due 08/15/2040	6,650	2,495
0.000% due 11/15/2040	250	93
0.000% due 02/15/2042	5,100	1,788

Total U.S. Treasury Obligations (Cost $154,904)		143,324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.3%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	$800	$880
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	116	118
2.600% due 03/25/2035	177	175
2.674% due 10/25/2035	216	216
2.762% due 04/25/2033	15	14
2.982% due 02/25/2034	35	35
3.071% due 01/25/2034	18	18
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035	425	395
Countrywide Alternative Loan Trust
0.403% due 05/25/2035	86	68
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	162	114
0.533% due 06/25/2035	923	834
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033	34	34
2.620% due 11/25/2032	9	9
First Republic Mortgage Loan Trust
0.543% due 11/15/2031	112	110
GS Mortgage Securities Trust
1.103% due 03/06/2020	42	42
Harborview Mortgage Loan Trust
0.322% due 04/19/2038	83	67
0.412% due 05/19/2035	65	53
2.853% due 07/19/2035	67	62
Impac CMB Trust
4.757% due 09/25/2034	306	309
JPMorgan Mortgage Trust
3.005% due 07/25/2035	307	312
MASTR Asset Securitization Trust
5.500% due 09/25/2033	84	88
Residential Accredit Loans, Inc. Trust
0.593% due 01/25/2033	6	5
0.593% due 03/25/2033	20	19
6.000% due 06/25/2036	119	92
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	13	14
Sequoia Mortgage Trust
0.542% due 07/20/2033	125	122
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037	181	128
Structured Asset Mortgage Investments Trust
0.852% due 09/19/2032	123	118
1.032% due 10/19/2033	44	38
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	300	333
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	57	51
1.169% due 08/25/2046	393	322
1.568% due 08/25/2042	4	4
2.470% due 10/25/2046	104	93
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.190% due 02/25/2033	2	2
2.350% due 05/25/2033	6	6
2.418% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $5,482)		5,303

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.193% due 11/25/2042	68	66

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
L.A. Arena Funding LLC
7.656% due 12/15/2026	$57	$65
Renaissance Home Equity Loan Trust
0.633% due 08/25/2033	7	7
0.693% due 12/25/2033	31	31
SLM Student Loan Trust
0.386% due 04/25/2017	2	2
1.776% due 04/25/2023	845	869
Specialty Underwriting & Residential Finance Trust
0.873% due 01/25/2034	12	10
Structured Asset Securities Corp.
0.773% due 01/25/2033	11	11

Total Asset-Backed Securities (Cost $1,041)		1,061

SHORT-TERM INSTRUMENTS 55.6%

REPURCHASE AGREEMENTS (d) 13.4%
		21,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.1%
0.133% due 05/01/2014 - 05/29/2014 (a)(e)	$1,758	$1,756

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 41.1%
PIMCO Short-Term Floating NAV Portfolio	6,624,219	66,282

Total Short-Term Instruments (Cost $89,616)		89,618

Total Investments 165.1% (Cost $274,932)		$266,157

Written Options (g) (0.2%) (Premiums $272)		(399)

Other Assets and Liabilities (Net) (64.9%)		(104,535)

Net Assets 100.0%		$161,223

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.070%	06/24/2013	07/08/2013	$8,700	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014	$(8,891)	$8,700	$8,700
SAL	0.150%	06/28/2013	07/01/2013	12,400	U.S. Treasury Notes 0.750% due 10/31/2017	(12,665)	12,400	12,400
SSB	0.010%	06/28/2013	07/01/2013	480	Fannie Mae 2.200% due 10/17/2022	(494)	480	480

						$(22,050)	$21,580	$21,580

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.090%	06/11/2013	07/01/2013	$669	$(669)
	0.120%	06/07/2013	07/10/2013	738	(738)
JPS	0.110%	06/12/2013	07/09/2013	121	(121)

					$(1,528)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	06/19/2013	07/11/2013	$6,791	$(6,797)
	0.130%	06/21/2013	07/19/2013	10,318	(10,339)
	0.140%	06/20/2013	07/11/2013	2,480	(2,483)
	0.150%	06/21/2013	07/03/2013	83,533	(83,553)
GSC	0.140%	06/04/2013	07/03/2013	982	(982)

					$(104,154)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $36,902 at a weighted average interest rate of 0.207%.
(3)	Payable for sale-buyback transactions includes $44 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

Collateral	(Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $105,512 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BRC	$8,700	$(8,891)	$(191)
BSN	(1,407)	1,358	(49)
JPS	(121)	117	(4)
SAL	12,400	(12,665)	(265)
SSB	480	(494)	(14)

Master Securities Forward Transactions Agreement
BCY	(103,172)	103,098	(74)
GSC	(982)	620	(362)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	12	$(51)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(f)	Securities with an aggregate market value of $64 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized (Depreciation)	Variation Margin Receivable (1)
Futures
GSC	$(51)	$3

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	2,000	$5	$(32)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		2,400	6	(43)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		9,300	47	(134)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,300	7	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,200	18	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		3,100	54	(54)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		5,400	93	(93)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,600	8	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,600	7	(39)

								$251	$(395)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$21	$(4)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$45,200	$147
Sales	50,400	300
Closing Buys	(8,500)	(42)
Expirations	(48,800)	(133)
Exercised	0	0

Balance at 06/30/2013	$38,300	$272

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(32)	$0	$(32)
CBK	(4)	0	(4)
GLM	(43)	0	(43)
JPM	(54)	0	(54)
MYC	(227)	0	(227)
RYL	(39)	0	(39)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$3	$3

Liabilities:
Written options outstanding	$0	$0	$0	$0	$399	$399

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(87)	$(87)
Net realized gain on written options	0	0	0	0	30	30
Net realized gain on swaps	0	0	0	0	4	4

	$0	$0	$0	$0	$(53)	$(53)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(30)	$(30)
Net change in unrealized (depreciation) on written options	0	0	0	0	(236)	(236)
Net change in unrealized (depreciation) on swaps	0	0	0	0	(2)	(2)

	$0	$0	$0	$0	$(268)	$(268)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(51) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2013 (Unaudited)

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$565	$0	$565
Industrials	0	756	0	756
Municipal Bonds & Notes
Ohio	0	243	0	243
Washington	0	209	0	209
U.S. Government Agencies	0	24,915	163	25,078
U.S. Treasury Obligations	0	143,324	0	143,324
Mortgage-Backed Securities	0	5,303	0	5,303
Asset-Backed Securities	0	1,061	0	1,061

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$21,580	$0	$21,580
U.S. Treasury Bills	0	1,756	0	1,756
Central Funds Used for Cash Management Purposes	66,282	0	0	66,282
	$66,282	$199,712	$163	$266,157

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(51)	(395)	(4)	(450)

Totals	$66,231	$199,317	$159	$265,707

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$174	$0	$(10)	$0	$0	$(1)	$0	$0	$163	$1

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(5)	$0	$0	$0	$0	$1	$0	$0	$(4)	$1

Totals	$169	$0	$(10)	$0	$0	$0	$0	$0	$159	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$163	Benchmark Pricing	Base Price	97.25

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(4)	Indicative Market Quotation	Broker Quote	0.16

Total	$159

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the

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Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the

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Notes to Financial Statements (Cont.)

contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

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collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage

Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party

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Notes to Financial Statements (Cont.)

repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When

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the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Notes to Financial Statements (Cont.)

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo

Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$2,308	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$62,545	$146,031	$(142,300)	$(4)	$10	$66,282	$31	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$70,596	$57,831	$0	$8,595

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	82	$974	500	$6,945
Administrative Class	403	4,928	1,847	25,435
Advisor Class	349	4,215	634	8,620
Issued as reinvestment of distributions
Institutional Class	8	101	77	966
Administrative Class	132	1,580	1,500	18,930
Advisor Class	13	150	123	1,548
Cost of shares redeemed
Institutional Class	(55)	(676)	(63)	(870)
Administrative Class	(842)	(10,065)	(3,047)	(41,105)
Advisor Class	(166)	(1,993)	(214)	(2,880)
Net increase (decrease) resulting from Portfolio share transactions	(76)	$(786)	1,357	$17,589

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$287,747	$4,012	$(25,602)	$(21,590)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	29

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.

Currency Abbreviations:
USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

30	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT45SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Long-Term U.S. Government Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Long-Term U.S. Government Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	53.8%
Short-Term Instruments	33.7%
U.S. Government Agencies	9.4%
Mortgage-Backed Securities	2.0%
Other	1.1%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Long-Term U.S. Government Portfolio Advisor Class	-7.90%	-8.54%	7.43%
Barclays Long-Term Treasury Index±	-7.83%	-8.36%	6.89%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.765% for Advisor Class shares.

± Barclays Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$921.00	$1,021.00
Expenses Paid During Period†	$3.64	$3.83
Net Annualized Expense Ratio	0.765%	0.765%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

From January 2013 through April 2013, the Portfolio’s below benchmark duration (or sensitivity to changes in market interest rates) position detracted from performance as U.S. Treasury yields fell across the majority of the maturities. During May 2013 through June 2013, the Portfolio’s above benchmark duration position also detracted from performance as U.S. Treasury yields rose across the majority of the maturities.

»	The Portfolio’s emphasis on the short-term portion of the yield curve positively impacted relative performance as the two- to thirty-year U.S. Treasury yield spread steepened.

»	A small out-of-benchmark allocation to municipal bonds contributed to performance as municipal bonds outperformed like-duration U.S. Treasuries over the reporting period.

»	An out-of-benchmark allocation to long-term Agency debentures detracted from performance as they underperformed like-duration U.S. Treasuries over the reporting period.

»	An out-of-benchmark allocation to Agency mortgages contributed to performance as they outperformed like-duration U.S. Treasuries over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Long-Term U.S. Government Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$12.35	$13.38	$10.99	$10.44	$11.89
Net investment income (a)	0.16	0.34	0.30	0.35	0.10
Net realized/unrealized gain (loss)	(1.13)	0.24	2.68	0.85	(0.61)
Total income (loss) from investment operations	(0.97)	0.58	2.98	1.20	(0.51)
Dividends from net investment income	(0.12)	(0.28)	(0.31)	(0.41)	(0.10)
Distributions from net realized capital gains	0.00	(1.33)	(0.28)	(0.24)	(0.84)
Total distributions	(0.12)	(1.61)	(0.59)	(0.65)	(0.94)
Net asset value end of year or period	$11.26	$12.35	$13.38	$10.99	$10.44
Total return	(7.90)%	4.33%	27.71%	11.50%	(4.41)%
Net assets end of year or period (000s)	$14,801	$13,802	$7,690	$2,815	$127
Ratio of expenses to average net assets	0.765%*	0.765%	0.725%	0.725%	0.725%*
Ratio of expenses to average net assets excluding interest expense	0.725%*	0.725%	0.725%	0.725%	0.725%*
Ratio of net investment income to average net assets	2.65%*	2.50%	2.52%	3.00%	3.65%*
Portfolio turnover rate	34%**	81%**	556%**	344%**	523%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$178,295
Investments in Affiliates, at value	66,282
Repurchase agreements, at value	21,580
Receivable for investments sold	490
Variation margin receivable on financial derivative instruments	3
Receivable for Portfolio shares sold	14
Interest and dividends receivable	1,270
Dividends receivable from Affiliates	5
Other assets	16
267,955

Liabilities:
Payable for investments purchased	$145
Payable for investments in Affiliates purchased	5
Payable for reverse repurchase agreements	1,528
Payable for sale-buyback transactions	104,154
Written options outstanding	399
Deposits from counterparty	320
Payable for Portfolio shares redeemed	101
Accrued investment advisory fees	29
Accrued supervisory and administrative fees	32
Accrued distribution fees	3
Accrued servicing fees	16
106,732

Net Assets	$161,223

Net Assets Consist of:
Paid in capital	$163,032
Undistributed net investment income	1,347
Accumulated undistributed net realized gain	5,783
Net unrealized (depreciation)	(8,939)
$161,223

Net Assets:
Institutional Class	$8,430
Administrative Class	137,992
Advisor Class	14,801

Shares Issued and Outstanding:
Institutional Class	749
Administrative Class	12,255
Advisor Class	1,314

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.26
Administrative Class	11.26
Advisor Class	11.26

Cost of Investments	$187,072
Cost of Investments in Affiliates	$66,280
Cost of Repurchase Agreements	$21,580
Premiums Received on Written Options	$272

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Long-Term U.S. Government Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$2,897
Dividends from Affiliate investments	31
Total Income	2,928

Expenses:
Investment advisory fees	192
Supervisory and administrative fees	214
Servicing fees - Administrative Class	111
Distribution and/or servicing fees - Advisor Class	18
Trustees’ fees	1
Interest expense	38
Total Expenses	574

Net Investment Income	2,354

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	637
Net realized (loss) on Affiliate investments	(4)
Net realized (loss) on futures contracts	(87)
Net realized gain on written options	30
Net realized gain on swaps	4
Net change in unrealized (depreciation) on investments	(16,553)
Net change in unrealized appreciation on Affiliate investments	10
Net change in unrealized (depreciation) on futures contracts	(30)
Net change in unrealized (depreciation) on written options	(236)
Net change in unrealized (depreciation) on swaps	(2)
Net (Loss)	(16,231)

Net (Decrease) in Net Assets Resulting from Operations	$(13,877)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,354	$4,604
Net realized gain	584	6,408
Net realized gain (loss) on Affiliate investments	(4)	45
Net capital gain distributions received from Affiliate investments	0	1
Net change in unrealized (depreciation)	(16,821)	(3,917)
Net change in unrealized appreciation (depreciation) on Affiliate investments	10	(21)
Net increase (decrease) resulting from operations	(13,877)	7,120

Distributions to Shareholders:
From net investment income
Institutional Class	(101)	(107)
Administrative Class	(1,580)	(3,489)
Advisor Class	(150)	(214)
From net realized capital gains
Institutional Class	0	(859)
Administrative Class	0	(15,441)
Advisor Class	0	(1,334)

Total Distributions	(1,831)	(21,444)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(786)	17,589

Total Increase (Decrease) in Net Assets	(16,494)	3,265

Net Assets:
Beginning of period	177,717	174,452
End of period*	$161,223	$177,717

*Including undistributed net investment income of:	$1,347	$824

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Long-Term U.S. Government Portfolio

Cash flows used for operating activities:

Net (decrease) in net assets resulting from operations	$(13,877)

Adjustments to reconcile net (decrease) in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(634,058)
Proceeds from sales of long-term securities	630,729
Purchases of short-term portfolio investments, net	(7,512)
Decrease in receivable for investments sold	3,914
(Increase) in interest and dividends receivable	(12)
Decrease in other assets	1
Increase in payable for investments purchased	136
(Decrease) in deposits from counterparty	(887)
(Decrease) in accrued investment advisory fees	(4)
(Decrease) in accrued supervisory and administrative fees	(5)
(Decrease) in accrued servicing fee	(3)
(Decrease) in variation margin (receivable) payable on financial derivative instruments	(40)
Net change in unrealized depreciation on investments	16,553
Net change in unrealized (appreciation) on Affiliate investments	(10)
Net change in unrealized depreciation on futures contracts	30
Net change in unrealized depreciation on written options	236
Net change in unrealized depreciation on swaps	2
Net realized (gain) on investments and written options	(663)
Net amortization (accretion) on investments	(43)
Net cash used for operating activities	(5,513)

Cash flows received from financing activities:
Proceeds from shares sold	10,154
Payment on shares redeemed	(12,830)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	40,963
Payments on reverse repurchase agreements	(41,038)
Proceeds from sale-buyback transactions	290,027
Payments on sale-buyback transactions	(281,772)
Net cash received from financing activities	5,504

Net Decrease in Cash and Foreign Currency	(9)

Cash and Foreign Currency:
Beginning of period	9
End of period	$0

* Reinvestment of dividends	$1,831

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$73

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.3%
Private Export Funding Corp.
5.000% due 12/15/2016	$500	$565

INDUSTRIALS 0.5%
Vessel Management Services, Inc.
3.432% due 08/15/2036	752	756

Total Corporate Bonds & Notes (Cost $1,252)		1,321

MUNICIPAL BONDS & NOTES 0.3%

OHIO 0.2%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	243

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	209

Total Municipal Bonds & Notes (Cost $366)		452

U.S. GOVERNMENT AGENCIES 15.5%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	1,914
0.253% due 07/25/2037	41	39
0.669% due 08/25/2021	6	6
0.819% due 08/25/2022	2	2
1.093% due 04/25/2032	9	9
2.476% due 01/01/2033	12	13
4.250% due 05/25/2037	65	62
4.500% due 06/25/2019	200	213
5.000% due 04/25/2032 - 08/25/2033	323	360
5.500% due 12/25/2035	110	126
6.080% due 09/01/2028	64	82
6.500% due 07/25/2031	260	294
Federal Farm Credit Bank
5.050% due 03/28/2019	400	463
5.150% due 03/25/2020	250	296
5.160% due 03/14/2022	2,400	2,811
Federal Housing Administration
6.896% due 07/01/2020	168	163
Financing Corp.
0.000% due 09/26/2019	1,500	1,310
10.700% due 10/06/2017	650	896
Freddie Mac
0.000% due 03/15/2031	1,200	585
0.593% due 01/15/2033	21	21
0.950% due 02/15/2027	6	6
1.250% due 02/15/2021	9	10
1.374% due 10/25/2044	57	58
4.000% due 06/15/2032	359	372
5.400% due 03/17/2021	1,000	1,114
5.500% due 08/15/2030 - 02/15/2034	835	928
5.625% due 11/23/2035	600	653
6.750% due 03/15/2031	200	275
7.000% due 07/15/2023 - 12/01/2031	24	28
8.250% due 06/01/2016	350	421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
2.000% due 08/20/2030	$6	$6
5.500% due 01/20/2036	751	882
6.000% due 08/20/2033	1,801	2,047
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	1,800	1,331
5.500% due 04/26/2024	400	487
Overseas Private Investment Corp.
4.736% due 03/15/2022	285	309
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	2,000	1,515
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,635
Small Business Administration
5.240% due 08/01/2023	331	361
5.290% due 12/01/2027	295	325
Tennessee Valley Authority
4.625% due 09/15/2060	400	387
4.875% due 01/15/2048	800	852
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	411

Total U.S. Government Agencies (Cost $22,271)		25,078

U.S. TREASURY OBLIGATIONS 88.9%
U.S. Treasury Bonds
2.750% due 11/15/2042	1,500	1,295
3.125% due 11/15/2041 (e)(f)	22,300	20,939
3.125% due 02/15/2042 (e)	17,000	15,943
3.750% due 08/15/2041 (e)	1,400	1,480
4.250% due 11/15/2040 (e)	6,950	8,001
4.375% due 11/15/2039 (e)	27,600	32,404
4.500% due 05/15/2038 (e)	7,000	8,362
4.500% due 08/15/2039 (e)	3,200	3,830
4.625% due 02/15/2040 (e)	1,700	2,074
5.375% due 02/15/2031 (e)	800	1,042
5.500% due 08/15/2028 (e)	12,200	15,876
6.000% due 02/15/2026	200	269
6.250% due 08/15/2023	3,200	4,293
6.250% due 05/15/2030 (e)	4,200	5,950
6.750% due 08/15/2026	100	143
U.S. Treasury Inflation Protected Securities (b)
0.750% due 02/15/2042	926	815
U.S. Treasury Notes
1.625% due 11/15/2022 (e)	10,300	9,610
U.S. Treasury Strips
0.000% due 05/15/2031	200	108
0.000% due 05/15/2032	100	52
0.000% due 11/15/2032	3,300	1,672
0.000% due 02/15/2033	1,700	852
0.000% due 05/15/2033	700	348
0.000% due 08/15/2033	500	246
0.000% due 11/15/2033	3,000	1,460
0.000% due 05/15/2034	1,600	763
0.000% due 05/15/2037	700	301
0.000% due 02/15/2040	900	346
0.000% due 05/15/2040	1,250	474
0.000% due 08/15/2040	6,650	2,495
0.000% due 11/15/2040	250	93
0.000% due 02/15/2042	5,100	1,788

Total U.S. Treasury Obligations (Cost $154,904)		143,324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.3%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	$800	$880
Bear Stearns Adjustable Rate Mortgage Trust
2.573% due 04/25/2033	116	118
2.600% due 03/25/2035	177	175
2.674% due 10/25/2035	216	216
2.762% due 04/25/2033	15	14
2.982% due 02/25/2034	35	35
3.071% due 01/25/2034	18	18
Citigroup Mortgage Loan Trust, Inc.
2.550% due 10/25/2035	425	395
Countrywide Alternative Loan Trust
0.403% due 05/25/2035	86	68
Countrywide Home Loan Mortgage Pass-Through Trust
0.513% due 03/25/2035	162	114
0.533% due 06/25/2035	923	834
Credit Suisse First Boston Mortgage Securities Corp.
2.407% due 07/25/2033	34	34
2.620% due 11/25/2032	9	9
First Republic Mortgage Loan Trust
0.543% due 11/15/2031	112	110
GS Mortgage Securities Trust
1.103% due 03/06/2020	42	42
Harborview Mortgage Loan Trust
0.322% due 04/19/2038	83	67
0.412% due 05/19/2035	65	53
2.853% due 07/19/2035	67	62
Impac CMB Trust
4.757% due 09/25/2034	306	309
JPMorgan Mortgage Trust
3.005% due 07/25/2035	307	312
MASTR Asset Securitization Trust
5.500% due 09/25/2033	84	88
Residential Accredit Loans, Inc. Trust
0.593% due 01/25/2033	6	5
0.593% due 03/25/2033	20	19
6.000% due 06/25/2036	119	92
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	13	14
Sequoia Mortgage Trust
0.542% due 07/20/2033	125	122
Structured Adjustable Rate Mortgage Loan Trust
0.413% due 05/25/2037	181	128
Structured Asset Mortgage Investments Trust
0.852% due 09/19/2032	123	118
1.032% due 10/19/2033	44	38
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	300	333
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045	57	51
1.169% due 08/25/2046	393	322
1.568% due 08/25/2042	4	4
2.470% due 10/25/2046	104	93
Washington Mutual MSC Mortgage Pass-Through Certificates
2.018% due 02/25/2031	1	1
2.190% due 02/25/2033	2	2
2.350% due 05/25/2033	6	6
2.418% due 02/25/2033	3	2

Total Mortgage-Backed Securities (Cost $5,482)		5,303

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.193% due 11/25/2042	68	66

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
L.A. Arena Funding LLC
7.656% due 12/15/2026	$57	$65
Renaissance Home Equity Loan Trust
0.633% due 08/25/2033	7	7
0.693% due 12/25/2033	31	31
SLM Student Loan Trust
0.386% due 04/25/2017	2	2
1.776% due 04/25/2023	845	869
Specialty Underwriting & Residential Finance Trust
0.873% due 01/25/2034	12	10
Structured Asset Securities Corp.
0.773% due 01/25/2033	11	11

Total Asset-Backed Securities (Cost $1,041)		1,061

SHORT-TERM INSTRUMENTS 55.6%

REPURCHASE AGREEMENTS (d) 13.4%
		21,580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.1%
0.133% due 05/01/2014 - 05/29/2014 (a)(e)	$1,758	$1,756

	SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 41.1%
PIMCO Short-Term Floating NAV Portfolio	6,624,219	66,282

Total Short-Term Instruments (Cost $89,616)		89,618

Total Investments 165.1% (Cost $274,932)		$266,157

Written Options (g) (0.2%) (Premiums $272)		(399)

Other Assets and Liabilities (Net) (64.9%)		(104,535)

Net Assets 100.0%		$161,223

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BRC	0.070%	06/24/2013	07/08/2013	$8,700	U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014	$(8,891)	$8,700	$8,700
SAL	0.150%	06/28/2013	07/01/2013	12,400	U.S. Treasury Notes 0.750% due 10/31/2017	(12,665)	12,400	12,400
SSB	0.010%	06/28/2013	07/01/2013	480	Fannie Mae 2.200% due 10/17/2022	(494)	480	480

						$(22,050)	$21,580	$21,580

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.090%	06/11/2013	07/01/2013	$669	$(669)
	0.120%	06/07/2013	07/10/2013	738	(738)
JPS	0.110%	06/12/2013	07/09/2013	121	(121)

					$(1,528)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.120%	06/19/2013	07/11/2013	$6,791	$(6,797)
	0.130%	06/21/2013	07/19/2013	10,318	(10,339)
	0.140%	06/20/2013	07/11/2013	2,480	(2,483)
	0.150%	06/21/2013	07/03/2013	83,533	(83,553)
GSC	0.140%	06/04/2013	07/03/2013	982	(982)

					$(104,154)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $36,902 at a weighted average interest rate of 0.207%.
(3)	Payable for sale-buyback transactions includes $44 of deferred price drop on sale-buyback transactions.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

Collateral	(Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $105,512 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BRC	$8,700	$(8,891)	$(191)
BSN	(1,407)	1,358	(49)
JPS	(121)	117	(4)
SAL	12,400	(12,665)	(265)
SSB	480	(494)	(14)

Master Securities Forward Transactions Agreement
BCY	(103,172)	103,098	(74)
GSC	(982)	620	(362)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	12	$(51)

Exchange-Traded	or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(f)	Securities with an aggregate market value of $64 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized (Depreciation)	Variation Margin Receivable (1)
Futures
GSC	$(51)	$3

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013	$	2,000	$5	$(32)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		2,400	6	(43)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		9,300	47	(134)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,300	7	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		4,200	18	0
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,000	6	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		3,100	54	(54)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		5,400	93	(93)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		2,600	8	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		2,600	7	(39)

								$251	$(395)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$21	$(4)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$45,200	$147
Sales	50,400	300
Closing Buys	(8,500)	(42)
Expirations	(48,800)	(133)
Exercised	0	0

Balance at 06/30/2013	$38,300	$272

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (1)
BOA	$(32)	$0	$(32)
CBK	(4)	0	(4)
GLM	(43)	0	(43)
JPM	(54)	0	(54)
MYC	(227)	0	(227)
RYL	(39)	0	(39)

(1)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$3	$3

Liabilities:
Written options outstanding	$0	$0	$0	$0	$399	$399

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(87)	$(87)
Net realized gain on written options	0	0	0	0	30	30
Net realized gain on swaps	0	0	0	0	4	4

	$0	$0	$0	$0	$(53)	$(53)

Net Change in Unrealized (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(30)	$(30)
Net change in unrealized (depreciation) on written options	0	0	0	0	(236)	(236)
Net change in unrealized (depreciation) on swaps	0	0	0	0	(2)	(2)

	$0	$0	$0	$0	$(268)	$(268)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(51) as reported in the Notes to Schedule of Investments.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)

June 30, 2013 (Unaudited)

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$565	$0	$565
Industrials	0	756	0	756
Municipal Bonds & Notes
Ohio	0	243	0	243
Washington	0	209	0	209
U.S. Government Agencies	0	24,915	163	25,078
U.S. Treasury Obligations	0	143,324	0	143,324
Mortgage-Backed Securities	0	5,303	0	5,303
Asset-Backed Securities	0	1,061	0	1,061

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Repurchase Agreements	$0	$21,580	$0	$21,580
U.S. Treasury Bills	0	1,756	0	1,756
Central Funds Used for Cash Management Purposes	66,282	0	0	66,282
	$66,282	$199,712	$163	$266,157

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(51)	(395)	(4)	(450)

Totals	$66,231	$199,317	$159	$265,707

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
U.S. Government Agencies	$174	$0	$(10)	$0	$0	$(1)	$0	$0	$163	$1

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(5)	$0	$0	$0	$0	$1	$0	$0	$(4)	$1

Totals	$169	$0	$(10)	$0	$0	$0	$0	$0	$159	$2

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
U.S. Government Agencies	$163	Benchmark Pricing	Base Price	97.25

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(4)	Indicative Market Quotation	Broker Quote	0.16

Total	$159

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the

18	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage

Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities such as U.S. Treasury Strips which are Treasury fixed income securities sold at a discount to face value and offer no interest payments; rather, investors receive par at maturity.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party

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Notes to Financial Statements (Cont.)

repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When

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the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

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Notes to Financial Statements (Cont.)

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate risk.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

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All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo

Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative

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Notes to Financial Statements (Cont.)

instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.225%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

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Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$2,308	$0

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$62,545	$146,031	$(142,300)	$(4)	$10	$66,282	$31	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$70,596	$57,831	$0	$8,595

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	82	$974	500	$6,945
Administrative Class	403	4,928	1,847	25,435
Advisor Class	349	4,215	634	8,620
Issued as reinvestment of distributions
Institutional Class	8	101	77	966
Administrative Class	132	1,580	1,500	18,930
Advisor Class	13	150	123	1,548
Cost of shares redeemed
Institutional Class	(55)	(676)	(63)	(870)
Administrative Class	(842)	(10,065)	(3,047)	(41,105)
Advisor Class	(166)	(1,993)	(214)	(2,880)
Net increase (decrease) resulting from Portfolio share transactions	(76)	$(786)	1,357	$17,589

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 70% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$287,747	$4,012	$(25,602)	$(21,590)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	29

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BSN	Bank of Nova Scotia	JPS	JPMorgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.

Currency Abbreviations:
USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
AID	Agency International Development	LIBOR	London Interbank Offered Rate

30	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT43SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Low Duration Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	35.2%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	14.6%
U.S. Treasury Obligations	6.3%
Asset-Backed Securities	5.8%
Other	11.6%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (02/16/1999)
PIMCO Low Duration Portfolio Administrative Class	-1.56%	1.15%	4.36%	3.69%	4.44%
The BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.00%	0.33%	1.90%	2.59%	3.64%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 02/28/1999.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$984.40	$1,021.57
Expenses Paid During Period†	$3.20	$3.26
Net Annualized Expense Ratio	0.65%	0.65%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was a significant detractor from returns as interest rates rose during the reporting period.

»

An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS posted negative returns due to decreased inflation expectations over the reporting period (as represented by the breakeven inflation rate).

»	Exposure to select securities within the investment grade corporate bond sector contributed to returns as these securities provided positive income over the reporting period.

»	Exposure to emerging market securities detracted from performance as the sector experienced negative performance due to increased market volatility during the reporting period.

»	Short exposure to the Japanese yen benefited performance as the yen depreciated against the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$10.78	$10.38	$10.44	$10.11	$9.68	$10.30
Net investment income (a)	0.05	0.14	0.14	0.14	0.31	0.41
Net realized/unrealized gain (loss)	(0.22)	0.46	(0.02)	0.39	0.95	(0.46)
Total income (loss) from investment operations	(0.17)	0.60	0.12	0.53	1.26	(0.05)
Dividends from net investment income	(0.09)	(0.20)	(0.18)	(0.17)	(0.36)	(0.41)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.03)	(0.47)	(0.16)
Total distributions	(0.09)	(0.20)	(0.18)	(0.20)	(0.83)	(0.57)
Net asset value end of year or period	$10.52	$10.78	$10.38	$10.44	$10.11	$9.68
Total return	(1.56)%	5.85%	1.11%	5.29%	13.32%	(0.42)%
Net assets end of year or period (000s)	$1,510,571	$1,527,088	$1,326,770	$1,238,086	$890,238	$1,143,209
Ratio of expenses to average net assets	0.65%*	0.65%	0.65%	0.65%	0.67%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.88%*	1.29%	1.37%	1.33%	3.07%	4.00%
Portfolio turnover rate	147%**	647%**	456%**	351%**	662%	293%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$1,881,628
Investments in Affiliates, at value	535,294
Repurchase agreements, at value	4,045
Foreign currency, at value	1,442
Receivable for investments sold	178,332
OTC swap premiums paid	3,165
Variation margin receivable on financial derivative instruments	7
Unrealized appreciation on foreign currency contracts	2,881
Unrealized appreciation on OTC swap agreements	1,219
Receivable for Portfolio shares sold	1,656
Interest and dividends receivable	7,542
Dividends receivable from Affiliates	111
2,617,322

Liabilities:
Payable for investments purchased	$374,138
Payable for investments in Affiliates purchased	111
Payable for short sales	60,336
Written options outstanding	5,365
OTC swap premiums received	944
Variation margin payable on financial derivative instruments	69
Unrealized depreciation on foreign currency contracts	5,013
Unrealized depreciation on OTC swap agreements	3,321
Deposits from counterparty	3,294
Payable for Portfolio shares redeemed	2,524
Overdraft due to custodian	459
Accrued investment advisory fees	415
Accrued supervisory and administrative fees	415
Accrued distribution fees	112
Accrued servicing fees	175
Other liabilities	2
456,693

Net Assets	$2,160,629

Net Assets Consist of:
Paid in capital	$2,178,378
Undistributed net investment income	7,367
Accumulated undistributed net realized gain	5,596
Net unrealized (depreciation)	(30,712)
$2,160,629

Net Assets:
Institutional Class	$56,750
Administrative Class	1,510,571
Advisor Class	593,308

Shares Issued and Outstanding:
Institutional Class	5,397
Administrative Class	143,639
Advisor Class	56,417

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.52
Administrative Class	10.52
Advisor Class	10.52

Cost of Investments	$1,899,023
Cost of Investments in Affiliates	$535,406
Cost of Repurchase Agreements	$4,045
Cost of Foreign Currency Held	$1,445
Proceeds Received on Short Sales	$60,427
Premiums Received on Written Options	$1,649

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$15,297
Dividends	392
Dividends from Affiliate investments	462
Total Income	16,151

Expenses:
Investment advisory fees	2,620
Supervisory and administrative fees	2,620
Servicing fees - Administrative Class	1,117
Distribution and/or servicing fees - Advisor Class	687
Trustees’ fees	13
Interest expense	9
Total Expenses	7,066

Net Investment Income	9,085

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	9,294
Net realized (loss) on Affiliate investments	(27)
Net realized (loss) on futures contracts	(1)
Net realized gain on written options	2,758
Net realized gain on swaps	4,207
Net realized (loss) on foreign currency transactions	(657)
Net change in unrealized (depreciation) on investments	(47,142)
Net change in unrealized (depreciation) on Affiliate investments	(106)
Net change in unrealized (depreciation) on futures contracts	(5,089)
Net change in unrealized (depreciation) on written options	(5,203)
Net change in unrealized (depreciation) on swaps	(6,564)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,843
Net (Loss)	(44,687)

Net (Decrease) in Net Assets Resulting from Operations	$(35,602)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$9,085	$24,239
Net realized gain	15,601	45,998
Net realized gain (loss) on Affiliate investments	(27)	126
Net change in unrealized appreciation (depreciation)	(60,155)	36,168
Net change in unrealized (depreciation) on Affiliate investments	(106)	(64)
Net increase (decrease) resulting from operations	(35,602)	106,467

Distributions to Shareholders:
From net investment income
Institutional Class	(546)	(1,203)
Administrative Class	(13,131)	(26,464)
Advisor Class	(4,580)	(8,460)

Total Distributions	(18,257)	(36,127)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	100,306	265,171

Total Increase in Net Assets	46,447	335,511

Net Assets:
Beginning of period	2,114,182	1,778,671
End of period*	$2,160,629	$2,114,182

*Including undistributed net investment income of:	$7,367	$16,539

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
Community Health Systems, Inc.
2.445% due 07/25/2014		$100	$101
Flextronics International Ltd.
2.445% due 10/01/2014		319	318
H.J. Heinz Co.
3.500% due 06/05/2020		17,900	17,921
Health Management Associates, Inc.
2.780% due 11/18/2016		4,538	4,549
Nielsen Finance LLC
2.193% due 02/02/2017		2,961	2,978
Scientific Games International, Inc.
3.450% due 06/30/2015		1,983	1,979

Total Bank Loan Obligations (Cost $27,761)			27,846

CORPORATE BONDS & NOTES 16.4%

BANKING & FINANCE 12.8%
Ally Financial, Inc.
2.475% due 12/01/2014		1,000	990
3.125% due 01/15/2016		300	299
3.475% due 02/11/2014		1,000	1,008
3.672% due 06/20/2014		1,200	1,217
4.500% due 02/11/2014		5,000	5,055
4.625% due 06/26/2015		1,800	1,846
6.750% due 12/01/2014		4,800	5,067
8.300% due 02/12/2015		500	540
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,025
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		1,000	1,004
Banco Bradesco S.A.
2.374% due 05/16/2014		7,100	7,168
Banco do Brasil S.A.
4.500% due 01/22/2015		600	614
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,668
Banco Santander Brasil S.A.
4.625% due 02/13/2017		300	306
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,995
Bank of America Corp.
7.375% due 05/15/2014		1,500	1,578
Bank of Montreal
1.950% due 01/30/2018		4,800	4,909
Bankia S.A.
3.500% due 12/14/2015	EUR	1,000	1,315
Banque PSA Finance S.A.
2.182% due 04/04/2014		$2,500	2,479
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,576
BPCE S.A.
2.023% due 02/07/2014		1,800	1,815
2.375% due 10/04/2013		400	402
Caledonia Generating LLC
1.950% due 02/28/2022		1,900	1,870
CIT Group, Inc.
4.750% due 02/15/2015		5,700	5,807
5.250% due 04/01/2014		1,100	1,119
Citigroup, Inc.
0.399% due 03/07/2014		20,800	20,765
1.727% due 01/13/2014		2,600	2,615
Credit Agricole S.A.
1.726% due 01/21/2014		4,200	4,226
Dexia Credit Local S.A.
0.756% due 04/29/2014		4,200	4,208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 04/29/2014		$2,700	$2,747
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,150
2.000% due 09/15/2015		$400	386
2.375% due 05/25/2016		4,200	4,042
5.500% due 06/26/2017		1,200	1,248
Export-Import Bank of Korea
1.250% due 11/20/2015		8,700	8,621
2.072% due 03/21/2015		8,400	8,403
First Horizon National Corp.
5.375% due 12/15/2015		900	973
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,652
7.000% due 10/01/2013		1,400	1,422
7.000% due 04/15/2015		900	978
8.000% due 06/01/2014		100	106
8.700% due 10/01/2014		400	436
HSBC USA, Inc.
2.375% due 02/13/2015		800	818
Industrial Bank of Korea
2.375% due 07/17/2017		3,400	3,309
3.750% due 09/29/2016		2,200	2,314
ING Bank NV
1.674% due 06/09/2014		1,500	1,513
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,106
6.500% due 09/01/2014		11,200	11,704
6.625% due 11/15/2013		16,805	17,078
8.625% due 09/15/2015		500	549
Intesa Sanpaolo SpA
2.674% due 02/24/2014		2,300	2,309
JPMorgan Chase & Co.
1.322% due 03/20/2015		9,800	9,877
3.150% due 07/05/2016		1,800	1,871
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	2,400	3,018
Korea Development Bank
3.250% due 03/09/2016		$5,300	5,490
8.000% due 01/23/2014		1,700	1,766
Merrill Lynch & Co., Inc.
1.033% due 09/15/2026		900	764
6.500% due 07/15/2018		100	112
Morgan Stanley
1.875% due 01/24/2014		11,500	11,569
National Australia Bank Ltd.
0.998% due 04/11/2014		7,800	7,844
National Bank of Canada
1.500% due 06/26/2015		3,300	3,341
Pacific Life Global Funding CPI Linked Bond
3.482% due 06/02/2018		3,500	3,434
Petrobras Global Finance BV
1.894% due 05/20/2016		7,500	7,474
Prudential Covered Trust
2.997% due 09/30/2015		2,970	3,066
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,450
Rabobank Group
4.200% due 05/13/2014		2,000	2,063
SLM Corp.
3.875% due 09/10/2015		300	304
5.000% due 04/15/2015		200	207
6.250% due 01/25/2016		10,300	10,957
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		6,300	6,317
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,369
Tayarra Ltd.
3.628% due 02/15/2022		1,767	1,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Motor Credit Corp.
0.728% due 10/11/2013		$4,500	$4,505
UBS AG
1.276% due 01/28/2014		582	585
Wachovia Corp.
0.647% due 10/15/2016		3,400	3,342

			275,970

INDUSTRIALS 2.8%
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		6,100	6,119
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,068
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,361
Daimler Finance North America LLC
1.472% due 09/13/2013		1,600	1,603
1.608% due 07/11/2013		700	700
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	8,890
DISH DBS Corp.
7.000% due 10/01/2013		600	607
7.750% due 05/31/2015		1,000	1,088
EOG Resources, Inc.
1.023% due 02/03/2014		6,600	6,624
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,793
General Electric Co.
0.850% due 10/09/2015		4,200	4,198
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,519
HCA, Inc.
5.750% due 03/15/2014		100	102
7.875% due 02/15/2020		5,000	5,397
8.500% due 04/15/2019		1,000	1,076
Noble Group Ltd.
6.750% due 01/29/2020		300	306
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	156
Sanofi
0.586% due 03/28/2014		$300	301
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,045
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,000

			59,953

UTILITIES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	4,816
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	735
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,515
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,250	5,559
10.500% due 03/25/2014		2,000	2,124
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,399
TNK-BP Finance S.A.
7.500% due 07/18/2016		400	445

			18,593

Total Corporate Bonds & Notes (Cost $352,475)			354,516

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

ALABAMA 0.3%
Alabama Public School & College Authority Revenue Bonds, Series 2007
5.000% due 12/01/2025	$6,100	$6,781

CALIFORNIA 0.1%
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	2,600	2,845

NEW YORK 0.7%
New York City, New York Water & Sewer System Revenue Bonds, Series 2005
5.000% due 06/15/2037	10,200	10,386
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	3,700	3,861
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	600	566

		14,813

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2022	8,500	9,392

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	470	478

Total Municipal Bonds & Notes (Cost $35,483)		34,309

U.S. GOVERNMENT AGENCIES 39.5%
Fannie Mae
0.000% due 07/01/2036 (a)	7,573	6,937
0.253% due 12/25/2036 - 07/25/2037	895	856
0.503% due 04/25/2037	569	572
0.543% due 07/25/2037 - 03/25/2044	2,384	2,387
0.719% due 12/25/2022	93	94
0.875% due 08/28/2017	900	883
0.933% due 03/25/2040	4,328	4,377
1.000% due 01/25/2043	1,041	1,024
1.019% due 04/25/2023	102	104
1.069% due 02/25/2023	5	5
1.119% due 05/25/2022 - 06/17/2027	59	59
1.250% due 01/30/2017	2,300	2,315
1.374% due 07/01/2042 - 06/01/2043	453	461
1.424% due 09/01/2041	304	315
1.574% due 09/01/2040	3	3
2.053% due 11/01/2035	79	82
2.500% due 07/01/2028	1,000	1,005
2.617% due 07/01/2035	91	97
2.638% due 09/01/2035	453	484
3.000% due 02/01/2021 - 05/01/2043	52,082	52,522
4.000% due 03/01/2023 - 08/01/2043	223,728	233,371
4.452% due 12/01/2036	31	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/01/2018 - 08/01/2043	$161,505	$171,120
4.580% due 09/01/2034	21	23
5.000% due 02/13/2017 - 08/01/2043	148,933	160,469
5.375% due 06/12/2017	1,400	1,622
5.500% due 12/01/2027 - 08/01/2043	34,079	37,028
6.000% due 03/01/2017 - 01/01/2039	20,566	22,349
6.062% due 12/25/2042	11	12
6.500% due 04/01/2036 - 11/01/2036	307	342
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,869	2,968
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.233% due 12/25/2036	1,279	1,271
0.343% due 07/15/2019 - 08/15/2019	1,525	1,526
0.453% due 08/25/2031	182	179
0.493% due 05/15/2036	505	506
0.593% due 06/15/2018	34	34
0.750% due 01/12/2018	2,200	2,132
1.000% due 07/28/2017 - 09/29/2017	3,200	3,162
1.250% due 10/02/2019	400	379
1.374% due 02/25/2045	378	383
2.733% due 07/01/2035	222	237
2.896% due 09/01/2035	520	551
3.000% due 08/01/2019	69,900	70,037
4.500% due 09/01/2038 - 07/01/2043	55,090	58,023
5.000% due 05/01/2024 - 12/01/2041	2,063	2,241
5.500% due 08/23/2017 - 07/01/2038	1,389	1,512
6.000% due 09/01/2016 - 03/01/2038	685	744
6.500% due 07/25/2043	80	89
Ginnie Mae
1.945% due 02/20/2041	2,366	2,393
5.000% due 05/15/2039	1,936	2,096
6.000% due 09/15/2017	1,099	1,169
Small Business Administration
5.600% due 09/01/2028	628	706

Total U.S. Government Agencies (Cost $861,723)		853,291

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	76,952	75,209
0.625% due 07/15/2021	11,556	11,930
1.125% due 01/15/2021	10,099	10,800
1.250% due 07/15/2020	12,049	13,089
1.375% due 01/15/2020	4,086	4,453
U.S. Treasury Notes
0.625% due 04/30/2018	14,200	13,718
0.750% due 10/31/2017 (i)(k)	20,600	20,207
0.750% due 12/31/2017	3,400	3,325

Total U.S. Treasury Obligations (Cost $164,471)		152,731

MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035	1,285	1,151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
2.416% due 02/25/2045		$218	$218
2.559% due 10/25/2034		420	413
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		183	186
Banc of America Funding Corp.
0.473% due 07/25/2037		1,603	1,299
5.630% due 01/20/2047 ^		661	505
Banc of America Large Loan Trust
2.493% due 11/15/2015		715	717
Banc of America Mortgage Trust
2.657% due 07/25/2034		1,072	1,068
2.875% due 05/25/2033		614	605
3.102% due 08/25/2034		3,789	3,721
6.500% due 10/25/2031		11	12
BCAP LLC Trust
0.365% due 09/26/2035		876	858
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		2,591	2,561
2.450% due 04/25/2033		9	9
2.573% due 04/25/2033		7	7
2.793% due 03/25/2035		2,377	2,359
2.913% due 08/25/2035 ^		491	404
2.917% due 07/25/2034		454	429
2.959% due 02/25/2033		2	2
2.976% due 01/25/2035		286	271
3.071% due 01/25/2034		30	30
5.147% due 01/25/2035		6,427	6,360
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		640	626
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		400	439
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		1,288	978
2.653% due 12/26/2046		686	481
Chevy Chase Funding LLC
0.473% due 01/25/2035		97	87
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		242	236
2.703% due 08/25/2035		1,184	649
Countrywide Alternative Loan Trust
0.373% due 05/25/2047		704	536
6.000% due 10/25/2033		18	18
Countrywide Home Loan Mortgage Pass-Through Trust
2.459% due 02/20/2036		659	497
2.740% due 02/20/2035		1,462	1,374
2.890% due 11/20/2034		1,740	1,619
2.915% due 11/25/2034		895	828
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		2	1
Credit Suisse Mortgage Capital Certificates
2.753% due 09/26/2047		839	853
Credit Suisse Mortgage Pass-Through Certificates
5.448% due 01/15/2049		136	136
DBRR Trust
0.853% due 02/25/2045		3,241	3,241
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		1,500	1,534
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	979	1,473
First Horizon Alternative Mortgage Securities
2.313% due 09/25/2034		$1,917	1,891
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		534	512
2.625% due 02/25/2035		2,889	2,820
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	2,822	3,669

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
3.231% due 11/19/2035		$322	$295
Granite Master Issuer PLC
0.332% due 12/20/2054		4,415	4,283
0.392% due 12/20/2054		686	666
0.813% due 12/20/2054	GBP	716	1,061
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	122	156
0.884% due 01/20/2044	GBP	105	157
0.889% due 09/20/2044		769	1,150
Great Hall Mortgages PLC
0.403% due 06/18/2039		$1,687	1,500
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		1,655	1,630
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	209
5.444% due 03/10/2039		1,900	2,108
GS Mortgage Securities Trust
1.103% due 03/06/2020		2,090	2,096
GSR Mortgage Loan Trust
2.664% due 09/25/2035		1,249	1,233
2.943% due 09/25/2034		211	194
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		147	120
2.765% due 07/19/2035		827	706
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	985	1,291
Impac CMB Trust
1.193% due 07/25/2033		$227	204
IndyMac Mortgage Loan Trust
2.566% due 12/25/2034		413	395
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		2,500	2,783
JPMorgan Chase Commercial Mortgage Securities Trust
0.643% due 07/15/2019		1,200	1,165
4.654% due 01/12/2037		2,357	2,364
5.420% due 01/15/2049		600	667
5.882% due 02/15/2051		1,300	1,473
JPMorgan Mortgage Trust
4.479% due 02/25/2035		159	160
5.750% due 01/25/2036		44	40
MASTR Asset Securitization Trust
5.500% due 09/25/2033		15	16
Mellon Residential Funding Corp.
0.673% due 06/15/2030		168	166
Merrill Lynch Floating Trust
0.731% due 07/09/2021		16,809	16,764
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		467	405
0.443% due 11/25/2035		396	368
1.193% due 10/25/2035		226	223
2.081% due 01/25/2029		19	19
2.440% due 10/25/2035		873	873
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,999
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		700	787
Prime Mortgage Trust
0.593% due 02/25/2019		1	1
0.593% due 02/25/2034		16	16
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	80	120
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^		$1,291	1,028
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		34	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		$352	$269
2.578% due 02/25/2034		494	491
2.607% due 08/25/2034		683	665
2.609% due 08/25/2035		377	348
Structured Asset Mortgage Investments Trust
0.473% due 02/25/2036		207	159
0.852% due 09/19/2032		6	6
Structured Asset Securities Corp.
2.718% due 10/28/2035		255	240
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		332	331
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		2,038	2,022
0.333% due 06/15/2020		6,300	6,113
5.421% due 04/15/2047		829	831
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045		182	170
0.533% due 01/25/2045		1,324	1,178
0.899% due 01/25/2047		437	408
1.368% due 11/25/2042		78	72
1.370% due 05/25/2041		28	26
1.568% due 06/25/2042		43	40
1.568% due 08/25/2042		189	174
2.220% due 02/27/2034		29	30
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		724	717
2.624% due 12/25/2034		548	542
2.641% due 03/25/2036		625	611
2.663% due 03/25/2035		544	550

Total Mortgage-Backed Securities (Cost $114,638)			115,603

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		126	40
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 09/25/2035		7,100	6,005
AMMC CLO Ltd.
0.507% due 08/08/2017		252	252
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		13	12
Apidos CDO Ltd.
0.536% due 07/27/2017		648	646
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034		286	284
1.843% due 03/15/2032		160	149
Avalon Capital Ltd.
0.544% due 02/24/2019		1,584	1,578
Avenue CLO Ltd.
0.536% due 10/30/2017		1,764	1,763
Avoca CLO PLC
0.547% due 01/16/2023	EUR	1,596	2,033
Bear Stearns Asset-Backed Securities Trust
1.193% due 10/25/2037		$2,747	2,374
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	3,796	4,811
Citibank Omni Master Trust
2.943% due 08/15/2018		$1,500	1,541
Citigroup Mortgage Loan Trust, Inc.
0.673% due 09/25/2035		6,200	4,978
Cougar CLO PLC
0.581% due 07/15/2020	EUR	9,063	11,676
Countrywide Asset-Backed Certificates
0.453% due 05/25/2036		$932	928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.673% due 12/25/2031		$36	$25
0.893% due 12/25/2033		2,102	1,975
0.993% due 03/25/2033		1,710	1,541
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.523% due 05/22/2017		866	863
Educational Services of America, Inc.
1.343% due 09/25/2040		3,257	3,335
Equity One ABS, Inc.
0.753% due 11/25/2032		8	7
Eurocredit CDO BV
0.808% due 10/20/2016	EUR	1,095	1,411
First Franklin Mortgage Loan Trust
0.673% due 05/25/2035		$300	266
Four Corners CLO Ltd.
0.547% due 01/26/2020		2,561	2,543
Franklin CLO Ltd.
0.533% due 06/15/2018		5,652	5,561
Galaxy CLO Ltd.
0.536% due 10/20/2017		195	195
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		17	7
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		1,500	1,492
Gulf Stream Compass CLO Ltd.
0.535% due 01/24/2020		4,735	4,727
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		2,436	2,435
HSBC Home Equity Loan Trust
0.482% due 01/20/2034		1,165	1,145
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	3,464	4,408
Landmark CDO Ltd.
0.552% due 07/15/2018		$3,667	3,647
Leopard CLO BV
0.572% due 04/21/2020	EUR	660	849
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		$34	32
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		929	936
Mercator CLO PLC
0.437% due 02/18/2024	EUR	1,468	1,869
Merrill Lynch Mortgage Investors Trust
0.393% due 08/25/2036		$1,178	1,137
0.483% due 08/25/2036		700	624
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		725	723
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		1,242	1,243
1.593% due 04/20/2019	GBP	868	1,321
Neptune Finance CCS Ltd.
0.891% due 04/20/2020		$2,200	2,194
NOB Hill CLO Ltd.
0.525% due 08/15/2018		3,498	3,481
Oak Hill Credit Partners
0.524% due 05/17/2021		7,803	7,783
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.473% due 12/25/2035		1,020	860
Pacifica CDO Corp.
0.536% due 01/26/2020		2,471	2,466
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		1,955	1,959
RAAC Series
0.673% due 03/25/2037		900	799

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033		$4,627	$4,640
Residential Asset Securities Corp. Trust
0.513% due 01/25/2036		6,300	5,817
SLC Student Loan Trust
0.355% due 11/15/2021		626	623
4.750% due 06/15/2033		2,059	1,924
SLM Student Loan Trust
0.356% due 10/25/2021		539	539
0.453% due 03/15/2024		2,000	1,910
0.943% due 10/16/2023		2,935	2,938
1.243% due 06/15/2023		3,733	3,745
1.293% due 12/15/2021		1,299	1,305
1.776% due 04/25/2023		730	751
1.843% due 12/15/2017		544	546
3.500% due 08/17/2043		2,603	2,460
South Carolina Student Loan Corp.
1.025% due 03/02/2020		2,000	2,009
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		1,810	1,806
Stone Tower CLO Ltd.
0.533% due 05/26/2017		983	981
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		605	579
0.898% due 03/25/2034		681	625
1.168% due 10/25/2033		1,819	1,721
Wells Fargo Home Equity Trust
0.453% due 05/25/2036		1,100	928
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,591	2,031

Total Asset-Backed Securities (Cost $138,548)			140,815

SOVEREIGN ISSUES 4.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,348
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,601
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,000	2,185
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		5,873	2,576
10.000% due 01/01/2021		65	28
10.000% due 01/01/2023		64	27
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,175
Kommunalbanken A/S
1.375% due 06/08/2017		7,000	6,979
Mexico Government International Bond
5.000% due 06/16/2016 (d)	MXN	22,778	1,954
6.250% due 06/16/2016		38,000	3,082
Province of Ontario
0.950% due 05/26/2015		$13,900	13,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.100% due 10/25/2017		$13,600	$13,277
1.650% due 09/27/2019		2,300	2,199
3.150% due 06/02/2022	CAD	6,300	5,969
3.200% due 09/08/2016		800	794
4.000% due 06/02/2021		1,200	1,219
4.200% due 06/02/2020		100	103
4.300% due 03/08/2017		9,000	9,270
4.400% due 06/02/2019		400	418
Province of Quebec
4.250% due 12/01/2021		2,100	2,160
4.500% due 12/01/2017		600	625
4.500% due 12/01/2018		200	210
Republic of Korea
4.875% due 09/22/2014		$600	626
5.750% due 04/16/2014		500	518

Total Sovereign Issues (Cost $88,642)			87,337

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		5,463	6,523

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $4,450)			6,523

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.534% due 07/29/2013 (e)		420	2,972
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,900	2,290

Total Preferred Securities (Cost $6,419)			5,262

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.8%

CERTIFICATES OF DEPOSIT 1.9%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$2,900	2,906
1.700% due 09/06/2013		13,100	13,125
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		20,900	20,797
0.000% due 11/01/2013		3,300	3,286

			40,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.2%
British Telecommunications PLC
0.750% due 04/08/2014		$1,600	$1,592
Entergy Corp.
0.800% due 07/15/2013		500	500
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		2,200	2,193
1.021% due 11/08/2013		3,500	3,488
1.021% due 11/12/2013		2,100	2,092
1.021% due 12/20/2013		6,800	6,768
Santander S.A.
2.370% due 01/02/2014		3,700	3,673
Vodafone Group PLC
0.700% due 02/10/2014		5,000	4,984

			25,290

REPURCHASE AGREEMENTS (g) 0.2%
			4,045

MEXICO TREASURY BILLS 1.6%
3.885% due 07/18/2013 - 09/19/2013 (c)	MXN	463,700	35,550

U.S. TREASURY BILLS 0.1%
0.024% due 08/08/2013 - 05/01/2014 (c)(h)(k)		$2,441	2,441

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 24.8%
PIMCO Short-Term Floating NAV Portfolio		109	1
PIMCO Short-Term Floating NAV Portfolio III		53,577,544	535,293

			535,294

Total Short-Term Instruments (Cost $643,864)			642,734

Total Investments 112.0% (Cost $2,438,474)			$2,420,967

Written Options (j) (0.2%) (Premiums $1,649)			(5,365)

Other Assets and Liabilities (Net) (11.8%)			(254,973)

Net Assets 100.0%			$2,160,629

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Portfolio.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(521)	$500	$500
SSB	0.010%	06/28/2013	07/01/2013	3,545	Fannie Mae 2.200% due 10/17/2022	(3,620)	3,545	3,545

						$(4,141)	$4,045	$4,045

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $4,963 at a weighted average interest rate of (0.184%).

Short	Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$35,000	$36,528	$(36,460)
Fannie Mae	6.000%	07/01/2043	20,000	21,759	(21,741)
Freddie Mac	5.000%	07/01/2043	2,000	2,140	(2,135)

				$60,427	$(60,336)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(h)	Securities with an aggregate market value of $991 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$500	$(521)	$(21)
SSB	3,545	(3,620)	(75)

Master Securities Forward Transactions Agreement
BCY	0	(20)	(20)
DEU	(2,135)	0	(2,135)
FOB	(21,741)	681	(21,060)
GRE	0	310	310
JPS	(15,626)	0	(15,626)
MSC	0	(116)	(116)
SAL	(20,834)	(290)	(21,124)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	27	$3
3-Month Euribor June Futures	Long	06/2015	8	(7)
3-Month Euribor March Futures	Long	03/2015	10	(7)
90-Day Eurodollar December Futures	Long	12/2015	2,550	(4,138)
90-Day Eurodollar June Futures	Long	06/2015	667	(354)
90-Day Eurodollar March Futures	Long	03/2016	315	(514)
90-Day Eurodollar September Futures	Long	09/2014	3	0

				$(5,017)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Centrally	Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	343,100	$1,198	$(1,253)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,300	1,685	948

						$2,883	$(305)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(i)	Securities with an aggregate market value of $3,726 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(5,003)	$(25)
JPS	(14)	0

Centrally Cleared Swaps
FOB	(199)	4
GSC	64	(21)
MSC	(170)	(20)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	JPY	49,000	$	503	BRC	$9	$0	$9
07/2013		1,305,529		13,224	UAG	60	0	60
07/2013	MXN	73,085		5,966	JPM	334	0	334
07/2013	MYR	727		234	DUB	5	0	5
07/2013		309		100	HUS	2	0	2
07/2013		309		100	JPM	2	0	2
07/2013		1,395		450	UAG	10	0	10
07/2013	$	3,444	JPY	335,700	BRC	0	(59)	(59)
07/2013		3,755		357,400	JPM	0	(151)	(151)
07/2013		600	MYR	1,826	BRC	0	(24)	(24)
07/2013		300		914	FBF	0	(12)	(12)
08/2013	BRL	2,074	$	943	HUS	20	0	20
08/2013		2,769		1,255	MSC	23	0	23
08/2013	IDR	3,968,200		401	HUS	11	0	11
08/2013	MXN	174,524		14,106	MSC	698	0	698
08/2013	$	8,497	BRL	17,265	UAG	0	(814)	(814)
08/2013		100	IDR	992,200	FBF	0	(3)	(3)
08/2013		300		2,976,000	JPM	0	(8)	(8)
09/2013	CAD	22,517	$	22,089	RBC	722	0	722
09/2013	EUR	17,900		22,490	BOA	0	(816)	(816)
09/2013		19,592		26,059	BRC	548	0	548
09/2013		22		29	DUB	0	0	0
09/2013	GBP	5,037		7,825	BPS	168	0	168
09/2013	MXN	3,990		301	BOA	0	(5)	(5)
09/2013		128,947		9,945	BPS	63	0	63
09/2013		36,265		2,811	BRC	31	0	31
09/2013		13,062		1,007	HUS	14	(8)	6
09/2013		102,434		8,001	JPM	159	(9)	150
09/2013		7,877		598	MSC	2	(7)	(5)
09/2013		400		30	UAG	0	(1)	(1)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2013	$	1,046	EUR	787	BRC	$0	$(21)	$(21)
09/2013		8,471		6,354	CBK	0	(197)	(197)
09/2013		13,612		10,163	FBF	0	(379)	(379)
09/2013		20,762		15,823	HUS	0	(159)	(159)
09/2013		2,360		1,788	MSC	0	(32)	(32)
09/2013		2,557	GBP	1,630	CBK	0	(79)	(79)
09/2013		17,612	MXN	217,459	JPM	0	(945)	(945)
12/2013	EUR	17,600	$	22,215	BOA	0	(713)	(713)
01/2014		6,800		8,584	BPS	0	(276)	(276)
04/2014		300		380	CBK	0	(11)	(11)
05/2014		6,700		8,472	BPS	0	(266)	(266)
06/2014		500		634	FBF	0	(18)	(18)

						$2,881	$(5,013)	$(2,132)

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,000	$20	$(13)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,000	24	(31)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	5	(3)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(7)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	6	(3)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(7)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	133,600	85	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		133,600	334	(2,915)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		41,400	126	(745)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		63,800	64	(12)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		63,800	271	(917)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		29,700	151	(427)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	31,900	170	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		14,800	79	(8)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		21,300	126	(12)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	15,900	48	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		15,900	114	(242)

								$1,635	$(5,364)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	2,300	$14	$(1)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2012	$719,500	EUR	44,200	$2,465
Sales	659,500		100,800	1,977
Closing Buys	0		0	0
Expirations	(872,200)		(44,200)	(2,759)
Exercised	(6,800)		0	(34)

Balance at 06/30/2013	$500,000	EUR	100,800	$1,649

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.638%	$	1,100	$11	$(14)	$25
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		900	3	5	(2)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		5,100	(32)	(40)	8
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(6)	(16)	10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%	$	27,000	$(338)	$(52)	$(286)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		1,000	(6)	(10)	4
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%		1,200	(12)	(6)	(6)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		400	(2)	(4)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.982%		2,300	2	(186)	188
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.593%		1,000	14	(64)	78
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%		2,200	42	0	42
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%		1,600	33	0	33
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.318%		2,400	49	0	49
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.318%		1,900	45	0	45
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.709%		100	1	(6)	7
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.310%		1,000	5	(29)	34
General Electric Capital Corp.	MYC	1.000%	06/20/2016	0.766%		200	1	(1)	2
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		8,200	74	(217)	291
MetLife, Inc.	FBF	1.000%	12/20/2014	0.412%		1,300	12	(20)	32
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%		5,100	26	(39)	65
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%		500	(1)	(7)	6
Mexico Government International Bond	BRC	1.000%	03/20/2018	1.232%		4,300	(44)	(7)	(37)
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		3,200	12	(18)	30
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		7,900	21	19	2
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%		100	(1)	0	(1)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.149%	EUR	6,500	27	(124)	151

							$(67)	$(841)	$774

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	1,900	$31	$190	$(159)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		1,000	16	100	(84)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		8,900	246	1,032	(786)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	11	50	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	168	678	(510)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	13	56	(43)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		8,300	229	966	(737)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	6	0	6

						$723	$3,072	$(2,349)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG	BRL	16,400	$(304)	$11	$(315)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		300	(6)	0	(6)
Pay	1-Year BRL-CDI	9.120%	01/02/2017	BPS		9,100	(153)	23	(176)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		2,000	(33)	7	(40)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		4,500	(75)	12	(87)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	2,500	(4)	(2)	(2)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		7,500	(10)	(5)	(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	99,000	$16	$(29)	$45
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	9	(16)	25
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	5	(6)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	13	(7)	20
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	5	2	3

							$(537)	$(10)	$(527)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $10,006 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$(4,712)	$4,789	$77
BPS	(438)	505	67
BRC	690	(600)	90
CBK	(482)	570	88
DUB	107	0	107
FBF	(400)	365	(35)
GLM	(750)	758	8
GST	14	(180)	(166)
HUS	27	0	27
JPM	(1,525)	1,476	(49)
MSC	684	(1,253)	(569)
MYC	(267)	352	85
RBC	722	(670)	52
RYL	(12)	37	25
UAG	(1,036)	989	(47)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$7	$7
Unrealized appreciation on foreign currency contracts	0	0	0	2,881	0	2,881
Unrealized appreciation on OTC swap agreements	0	1,115	0	0	104	1,219

	$0	$1,115	$0	$2,881	$111	$4,107

Liabilities:
Written options outstanding	$0	$0	$0	$1	$5,364	$5,365
Variation margin payable on financial derivative instruments (2)	0	0	0	0	69	69
Unrealized depreciation on foreign currency contracts	0	0	0	5,013	0	5,013
Unrealized depreciation on OTC swap agreements	0	2,690	0	0	631	3,321

	$0	$2,690	$0	$5,014	$6,064	$13,768

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(1)	$(1)
Net realized gain on written options	0	0	0	75	2,683	2,758
Net realized gain on swaps	0	3,220	0	0	987	4,207
Net realized (loss) on foreign currency transactions	0	0	0	(507)	0	(507)

	$0	$3,220	$0	$(432)	$3,669	$6,457

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(5,089)	$(5,089)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	13	(5,216)	(5,203)
Net change in unrealized (depreciation) on swaps	0	(4,762)	0	0	(1,802)	(6,564)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	3,906	0	3,906

	$0	$(4,762)	$0	$3,919	$(12,107)	$(12,950)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(5,017) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(305) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$27,846	$0	$27,846
Corporate Bonds & Notes
Banking & Finance	0	270,666	5,304	275,970
Industrials	0	59,953	0	59,953
Utilities	0	18,593	0	18,593
Municipal Bonds & Notes
Alabama	0	6,781	0	6,781
California	0	2,845	0	2,845
New York	0	14,813	0	14,813
Pennsylvania	0	9,392	0	9,392
Texas	0	478	0	478
U.S. Government Agencies	0	853,289	2	853,291
U.S. Treasury Obligations	0	152,731	0	152,731
Mortgage-Backed Securities	0	109,579	6,024	115,603
Asset-Backed Securities	0	137,480	3,335	140,815
Sovereign Issues	0	87,337	0	87,337
Convertible Preferred Securities
Banking & Finance	6,523	0	0	6,523
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,290	2,972	5,262
Short-Term Instruments
Certificates of Deposit	0	40,114	0	40,114
Commercial Paper	0	25,290	0	25,290
Repurchase Agreements	0	4,045	0	4,045

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mexico Treasury Bills	$0	$35,550	$0	$35,550
U.S. Treasury Bills	0	2,441	0	2,441
Central Funds Used for Cash Management Purposes	535,294	0	0	535,294
	$541,817	$1,861,513	$17,637	$2,420,967

Short Sales, at value
U.S. Government Agencies	$0	$(60,336)	$0	$(60,336)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,115	0	1,115
Foreign Exchange Contracts	0	2,881	0	2,881
Interest Rate Contracts	3	1,052	0	1,055
	$3	$5,048	$0	$5,051

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,690)	0	(2,690)
Foreign Exchange Contracts	0	(5,014)	0	(5,014)
Interest Rate Contracts	(5,020)	(7,248)	0	(12,268)
	$(5,020)	$(14,952)	$0	$(19,972)

Totals	$536,800	$1,791,273	$17,637	$2,345,710

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were assets and liabilities valued at $6,523 transferred from Level 2 to Level 1 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,021	$3,463	$(100)	$0	$0	$(80)	$0	$0	$5,304	$(79)
U.S. Government Agencies	2	0	0	0	0	0	0	0	2	0
Mortgage-Backed Securities	0	6,132	(59)	(1)	0	(48)	0	0	6,024	(48)
Asset-Backed Securities	3,732	0	(403)	0	0	6	0	0	3,335	14
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	3,084	0	0	0	0	(112)	0	0	2,972	(112)

Totals	$8,839	$9,595	$(562)	$(1)	$0	$(234)	$0	$0	$17,637	$(225)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,870	Benchmark Pricing	Base Price	100.82
	3,434	Third Party Vendor	Broker Quote	98.12
U.S. Government Agencies	2	Benchmark Pricing	Base Price	97.88
Mortgage-Backed Securities	6,024	Benchmark Pricing	Base Price	100.00-111.50
Asset-Backed Securities	3,335	Third Party Vendor	Broker Quote	102.42
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	2,972	Benchmark Pricing	Base Price	$ 7,183.47

Total	$17,637

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

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securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing

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Notes to Financial Statements (Cont.)

process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as

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“tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments,

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Notes to Financial Statements (Cont.)

if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets

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and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the

Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted

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June 30, 2013 (Unaudited)

market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman

Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$11,878	$5,115

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1	$0	$0	$0	$0	$1	$0	$0

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$109,664	$604,562	$(178,800)	$(27)	$(106)	$535,293	$462	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,849,077	$2,972,084	$230,434	$360,646

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	684	$7,360	1,461	$15,525
Administrative Class	18,053	193,721	42,603	453,976
Advisor Class	11,260	120,488	22,060	233,999
Issued as reinvestment of distributions
Institutional Class	51	546	114	1,203
Administrative Class	1,224	13,131	2,487	26,451
Advisor Class	427	4,580	795	8,460
Cost of shares redeemed
Institutional Class	(365)	(3,930)	(2,620)	(27,778)
Administrative Class	(17,279)	(185,345)	(31,226)	(331,009)
Advisor Class	(4,698)	(50,245)	(10,877)	(115,656)
Net increase resulting from Portfolio share transactions	9,357	$100,306	24,797	$265,171

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 53% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$2,439,293	$15,505	$(33,831)	$(18,326)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	JPS	JPMorgan Securities, Inc.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
EUR	Euro	JPY	Japanese Yen	USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	FDIC	Federal Deposit Insurance Corp.

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT47SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Low Duration Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	35.2%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	14.6%
U.S. Treasury Obligations	6.3%
Asset-Backed Securities	5.8%
Other	11.6%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Low Duration Portfolio Institutional Class	-1.49%	1.30%	4.52%	3.84%	4.69%
The BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.00%	0.33%	1.90%	2.59%	3.60%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$985.10	$1,022.32
Expenses Paid During Period†	$2.46	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was a significant detractor from returns as interest rates rose during the reporting period.

»

An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS posted negative returns due to decreased inflation expectations over the reporting period (as represented by the breakeven inflation rate).

»	Exposure to select securities within the investment grade corporate bond sector contributed to returns as these securities provided positive income over the reporting period.

»	Exposure to emerging market securities detracted from performance as the sector experienced negative performance due to increased market volatility during the reporting period.

»	Short exposure to the Japanese yen benefited performance as the yen depreciated against the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$10.78	$10.38	$10.44	$10.11	$9.68	$10.30
Net investment income (a)	0.06	0.15	0.16	0.15	0.31	0.42
Net realized/unrealized gain (loss)	(0.22)	0.47	(0.03)	0.39	0.96	(0.45)
Total income (loss) from investment operations	(0.16)	0.62	0.13	0.54	1.27	(0.03)
Dividends from net investment income	(0.10)	(0.22)	(0.19)	(0.18)	(0.37)	(0.43)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.03)	(0.47)	(0.16)
Total distributions	(0.10)	(0.22)	(0.19)	(0.21)	(0.84)	(0.59)
Net asset value end of year or period	$10.52	$10.78	$10.38	$10.44	$10.11	$9.68
Total return	(1.49)%	6.01%	1.26%	5.45%	13.49%	(0.27)%
Net assets end of year or period (000s)	$56,750	$54,192	$63,047	$55,336	$59,060	$25,813
Ratio of expenses to average net assets	0.50%*	0.50%	0.50%	0.50%	0.51%	0.56%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.04%*	1.45%	1.52%	1.47%	3.07%	4.17%
Portfolio turnover rate	147%**	647%**	456%**	351%**	662%	293%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$1,881,628
Investments in Affiliates, at value	535,294
Repurchase agreements, at value	4,045
Foreign currency, at value	1,442
Receivable for investments sold	178,332
OTC swap premiums paid	3,165
Variation margin receivable on financial derivative instruments	7
Unrealized appreciation on foreign currency contracts	2,881
Unrealized appreciation on OTC swap agreements	1,219
Receivable for Portfolio shares sold	1,656
Interest and dividends receivable	7,542
Dividends receivable from Affiliates	111
2,617,322

Liabilities:
Payable for investments purchased	$374,138
Payable for investments in Affiliates purchased	111
Payable for short sales	60,336
Written options outstanding	5,365
OTC swap premiums received	944
Variation margin payable on financial derivative instruments	69
Unrealized depreciation on foreign currency contracts	5,013
Unrealized depreciation on OTC swap agreements	3,321
Deposits from counterparty	3,294
Payable for Portfolio shares redeemed	2,524
Overdraft due to custodian	459
Accrued investment advisory fees	415
Accrued supervisory and administrative fees	415
Accrued distribution fees	112
Accrued servicing fees	175
Other liabilities	2
456,693

Net Assets	$2,160,629

Net Assets Consist of:
Paid in capital	$2,178,378
Undistributed net investment income	7,367
Accumulated undistributed net realized gain	5,596
Net unrealized (depreciation)	(30,712)
$2,160,629

Net Assets:
Institutional Class	$56,750
Administrative Class	1,510,571
Advisor Class	593,308

Shares Issued and Outstanding:
Institutional Class	5,397
Administrative Class	143,639
Advisor Class	56,417

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.52
Administrative Class	10.52
Advisor Class	10.52

Cost of Investments	$1,899,023
Cost of Investments in Affiliates	$535,406
Cost of Repurchase Agreements	$4,045
Cost of Foreign Currency Held	$1,445
Proceeds Received on Short Sales	$60,427
Premiums Received on Written Options	$1,649

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$15,297
Dividends	392
Dividends from Affiliate investments	462
Total Income	16,151

Expenses:
Investment advisory fees	2,620
Supervisory and administrative fees	2,620
Servicing fees - Administrative Class	1,117
Distribution and/or servicing fees - Advisor Class	687
Trustees’ fees	13
Interest expense	9
Total Expenses	7,066

Net Investment Income	9,085

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	9,294
Net realized (loss) on Affiliate investments	(27)
Net realized (loss) on futures contracts	(1)
Net realized gain on written options	2,758
Net realized gain on swaps	4,207
Net realized (loss) on foreign currency transactions	(657)
Net change in unrealized (depreciation) on investments	(47,142)
Net change in unrealized (depreciation) on Affiliate investments	(106)
Net change in unrealized (depreciation) on futures contracts	(5,089)
Net change in unrealized (depreciation) on written options	(5,203)
Net change in unrealized (depreciation) on swaps	(6,564)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,843
Net (Loss)	(44,687)

Net (Decrease) in Net Assets Resulting from Operations	$(35,602)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$9,085	$24,239
Net realized gain	15,601	45,998
Net realized gain (loss) on Affiliate investments	(27)	126
Net change in unrealized appreciation (depreciation)	(60,155)	36,168
Net change in unrealized (depreciation) on Affiliate investments	(106)	(64)
Net increase (decrease) resulting from operations	(35,602)	106,467

Distributions to Shareholders:
From net investment income
Institutional Class	(546)	(1,203)
Administrative Class	(13,131)	(26,464)
Advisor Class	(4,580)	(8,460)

Total Distributions	(18,257)	(36,127)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	100,306	265,171

Total Increase in Net Assets	46,447	335,511

Net Assets:
Beginning of period	2,114,182	1,778,671
End of period*	$2,160,629	$2,114,182

*Including undistributed net investment income of:	$7,367	$16,539

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
Community Health Systems, Inc.
2.445% due 07/25/2014		$100	$101
Flextronics International Ltd.
2.445% due 10/01/2014		319	318
H.J. Heinz Co.
3.500% due 06/05/2020		17,900	17,921
Health Management Associates, Inc.
2.780% due 11/18/2016		4,538	4,549
Nielsen Finance LLC
2.193% due 02/02/2017		2,961	2,978
Scientific Games International, Inc.
3.450% due 06/30/2015		1,983	1,979

Total Bank Loan Obligations (Cost $27,761)			27,846

CORPORATE BONDS & NOTES 16.4%

BANKING & FINANCE 12.8%
Ally Financial, Inc.
2.475% due 12/01/2014		1,000	990
3.125% due 01/15/2016		300	299
3.475% due 02/11/2014		1,000	1,008
3.672% due 06/20/2014		1,200	1,217
4.500% due 02/11/2014		5,000	5,055
4.625% due 06/26/2015		1,800	1,846
6.750% due 12/01/2014		4,800	5,067
8.300% due 02/12/2015		500	540
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,025
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		1,000	1,004
Banco Bradesco S.A.
2.374% due 05/16/2014		7,100	7,168
Banco do Brasil S.A.
4.500% due 01/22/2015		600	614
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,668
Banco Santander Brasil S.A.
4.625% due 02/13/2017		300	306
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,995
Bank of America Corp.
7.375% due 05/15/2014		1,500	1,578
Bank of Montreal
1.950% due 01/30/2018		4,800	4,909
Bankia S.A.
3.500% due 12/14/2015	EUR	1,000	1,315
Banque PSA Finance S.A.
2.182% due 04/04/2014		$2,500	2,479
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,576
BPCE S.A.
2.023% due 02/07/2014		1,800	1,815
2.375% due 10/04/2013		400	402
Caledonia Generating LLC
1.950% due 02/28/2022		1,900	1,870
CIT Group, Inc.
4.750% due 02/15/2015		5,700	5,807
5.250% due 04/01/2014		1,100	1,119
Citigroup, Inc.
0.399% due 03/07/2014		20,800	20,765
1.727% due 01/13/2014		2,600	2,615
Credit Agricole S.A.
1.726% due 01/21/2014		4,200	4,226
Dexia Credit Local S.A.
0.756% due 04/29/2014		4,200	4,208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 04/29/2014		$2,700	$2,747
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,150
2.000% due 09/15/2015		$400	386
2.375% due 05/25/2016		4,200	4,042
5.500% due 06/26/2017		1,200	1,248
Export-Import Bank of Korea
1.250% due 11/20/2015		8,700	8,621
2.072% due 03/21/2015		8,400	8,403
First Horizon National Corp.
5.375% due 12/15/2015		900	973
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,652
7.000% due 10/01/2013		1,400	1,422
7.000% due 04/15/2015		900	978
8.000% due 06/01/2014		100	106
8.700% due 10/01/2014		400	436
HSBC USA, Inc.
2.375% due 02/13/2015		800	818
Industrial Bank of Korea
2.375% due 07/17/2017		3,400	3,309
3.750% due 09/29/2016		2,200	2,314
ING Bank NV
1.674% due 06/09/2014		1,500	1,513
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,106
6.500% due 09/01/2014		11,200	11,704
6.625% due 11/15/2013		16,805	17,078
8.625% due 09/15/2015		500	549
Intesa Sanpaolo SpA
2.674% due 02/24/2014		2,300	2,309
JPMorgan Chase & Co.
1.322% due 03/20/2015		9,800	9,877
3.150% due 07/05/2016		1,800	1,871
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	2,400	3,018
Korea Development Bank
3.250% due 03/09/2016		$5,300	5,490
8.000% due 01/23/2014		1,700	1,766
Merrill Lynch & Co., Inc.
1.033% due 09/15/2026		900	764
6.500% due 07/15/2018		100	112
Morgan Stanley
1.875% due 01/24/2014		11,500	11,569
National Australia Bank Ltd.
0.998% due 04/11/2014		7,800	7,844
National Bank of Canada
1.500% due 06/26/2015		3,300	3,341
Pacific Life Global Funding CPI Linked Bond
3.482% due 06/02/2018		3,500	3,434
Petrobras Global Finance BV
1.894% due 05/20/2016		7,500	7,474
Prudential Covered Trust
2.997% due 09/30/2015		2,970	3,066
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,450
Rabobank Group
4.200% due 05/13/2014		2,000	2,063
SLM Corp.
3.875% due 09/10/2015		300	304
5.000% due 04/15/2015		200	207
6.250% due 01/25/2016		10,300	10,957
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		6,300	6,317
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,369
Tayarra Ltd.
3.628% due 02/15/2022		1,767	1,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Motor Credit Corp.
0.728% due 10/11/2013		$4,500	$4,505
UBS AG
1.276% due 01/28/2014		582	585
Wachovia Corp.
0.647% due 10/15/2016		3,400	3,342

			275,970

INDUSTRIALS 2.8%
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		6,100	6,119
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,068
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,361
Daimler Finance North America LLC
1.472% due 09/13/2013		1,600	1,603
1.608% due 07/11/2013		700	700
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	8,890
DISH DBS Corp.
7.000% due 10/01/2013		600	607
7.750% due 05/31/2015		1,000	1,088
EOG Resources, Inc.
1.023% due 02/03/2014		6,600	6,624
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,793
General Electric Co.
0.850% due 10/09/2015		4,200	4,198
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,519
HCA, Inc.
5.750% due 03/15/2014		100	102
7.875% due 02/15/2020		5,000	5,397
8.500% due 04/15/2019		1,000	1,076
Noble Group Ltd.
6.750% due 01/29/2020		300	306
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	156
Sanofi
0.586% due 03/28/2014		$300	301
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,045
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,000

			59,953

UTILITIES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	4,816
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	735
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,515
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,250	5,559
10.500% due 03/25/2014		2,000	2,124
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,399
TNK-BP Finance S.A.
7.500% due 07/18/2016		400	445

			18,593

Total Corporate Bonds & Notes (Cost $352,475)			354,516

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

ALABAMA 0.3%
Alabama Public School & College Authority Revenue Bonds, Series 2007
5.000% due 12/01/2025	$6,100	$6,781

CALIFORNIA 0.1%
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	2,600	2,845

NEW YORK 0.7%
New York City, New York Water & Sewer System Revenue Bonds, Series 2005
5.000% due 06/15/2037	10,200	10,386
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	3,700	3,861
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	600	566

		14,813

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2022	8,500	9,392

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	470	478

Total Municipal Bonds & Notes (Cost $35,483)		34,309

U.S. GOVERNMENT AGENCIES 39.5%
Fannie Mae
0.000% due 07/01/2036 (a)	7,573	6,937
0.253% due 12/25/2036 - 07/25/2037	895	856
0.503% due 04/25/2037	569	572
0.543% due 07/25/2037 - 03/25/2044	2,384	2,387
0.719% due 12/25/2022	93	94
0.875% due 08/28/2017	900	883
0.933% due 03/25/2040	4,328	4,377
1.000% due 01/25/2043	1,041	1,024
1.019% due 04/25/2023	102	104
1.069% due 02/25/2023	5	5
1.119% due 05/25/2022 - 06/17/2027	59	59
1.250% due 01/30/2017	2,300	2,315
1.374% due 07/01/2042 - 06/01/2043	453	461
1.424% due 09/01/2041	304	315
1.574% due 09/01/2040	3	3
2.053% due 11/01/2035	79	82
2.500% due 07/01/2028	1,000	1,005
2.617% due 07/01/2035	91	97
2.638% due 09/01/2035	453	484
3.000% due 02/01/2021 - 05/01/2043	52,082	52,522
4.000% due 03/01/2023 - 08/01/2043	223,728	233,371
4.452% due 12/01/2036	31	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/01/2018 - 08/01/2043	$161,505	$171,120
4.580% due 09/01/2034	21	23
5.000% due 02/13/2017 - 08/01/2043	148,933	160,469
5.375% due 06/12/2017	1,400	1,622
5.500% due 12/01/2027 - 08/01/2043	34,079	37,028
6.000% due 03/01/2017 - 01/01/2039	20,566	22,349
6.062% due 12/25/2042	11	12
6.500% due 04/01/2036 - 11/01/2036	307	342
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,869	2,968
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.233% due 12/25/2036	1,279	1,271
0.343% due 07/15/2019 - 08/15/2019	1,525	1,526
0.453% due 08/25/2031	182	179
0.493% due 05/15/2036	505	506
0.593% due 06/15/2018	34	34
0.750% due 01/12/2018	2,200	2,132
1.000% due 07/28/2017 - 09/29/2017	3,200	3,162
1.250% due 10/02/2019	400	379
1.374% due 02/25/2045	378	383
2.733% due 07/01/2035	222	237
2.896% due 09/01/2035	520	551
3.000% due 08/01/2019	69,900	70,037
4.500% due 09/01/2038 - 07/01/2043	55,090	58,023
5.000% due 05/01/2024 - 12/01/2041	2,063	2,241
5.500% due 08/23/2017 - 07/01/2038	1,389	1,512
6.000% due 09/01/2016 - 03/01/2038	685	744
6.500% due 07/25/2043	80	89
Ginnie Mae
1.945% due 02/20/2041	2,366	2,393
5.000% due 05/15/2039	1,936	2,096
6.000% due 09/15/2017	1,099	1,169
Small Business Administration
5.600% due 09/01/2028	628	706

Total U.S. Government Agencies (Cost $861,723)		853,291

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	76,952	75,209
0.625% due 07/15/2021	11,556	11,930
1.125% due 01/15/2021	10,099	10,800
1.250% due 07/15/2020	12,049	13,089
1.375% due 01/15/2020	4,086	4,453
U.S. Treasury Notes
0.625% due 04/30/2018	14,200	13,718
0.750% due 10/31/2017 (i)(k)	20,600	20,207
0.750% due 12/31/2017	3,400	3,325

Total U.S. Treasury Obligations (Cost $164,471)		152,731

MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035	1,285	1,151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
2.416% due 02/25/2045		$218	$218
2.559% due 10/25/2034		420	413
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		183	186
Banc of America Funding Corp.
0.473% due 07/25/2037		1,603	1,299
5.630% due 01/20/2047 ^		661	505
Banc of America Large Loan Trust
2.493% due 11/15/2015		715	717
Banc of America Mortgage Trust
2.657% due 07/25/2034		1,072	1,068
2.875% due 05/25/2033		614	605
3.102% due 08/25/2034		3,789	3,721
6.500% due 10/25/2031		11	12
BCAP LLC Trust
0.365% due 09/26/2035		876	858
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		2,591	2,561
2.450% due 04/25/2033		9	9
2.573% due 04/25/2033		7	7
2.793% due 03/25/2035		2,377	2,359
2.913% due 08/25/2035 ^		491	404
2.917% due 07/25/2034		454	429
2.959% due 02/25/2033		2	2
2.976% due 01/25/2035		286	271
3.071% due 01/25/2034		30	30
5.147% due 01/25/2035		6,427	6,360
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		640	626
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		400	439
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		1,288	978
2.653% due 12/26/2046		686	481
Chevy Chase Funding LLC
0.473% due 01/25/2035		97	87
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		242	236
2.703% due 08/25/2035		1,184	649
Countrywide Alternative Loan Trust
0.373% due 05/25/2047		704	536
6.000% due 10/25/2033		18	18
Countrywide Home Loan Mortgage Pass-Through Trust
2.459% due 02/20/2036		659	497
2.740% due 02/20/2035		1,462	1,374
2.890% due 11/20/2034		1,740	1,619
2.915% due 11/25/2034		895	828
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		2	1
Credit Suisse Mortgage Capital Certificates
2.753% due 09/26/2047		839	853
Credit Suisse Mortgage Pass-Through Certificates
5.448% due 01/15/2049		136	136
DBRR Trust
0.853% due 02/25/2045		3,241	3,241
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		1,500	1,534
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	979	1,473
First Horizon Alternative Mortgage Securities
2.313% due 09/25/2034		$1,917	1,891
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		534	512
2.625% due 02/25/2035		2,889	2,820
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	2,822	3,669

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
3.231% due 11/19/2035		$322	$295
Granite Master Issuer PLC
0.332% due 12/20/2054		4,415	4,283
0.392% due 12/20/2054		686	666
0.813% due 12/20/2054	GBP	716	1,061
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	122	156
0.884% due 01/20/2044	GBP	105	157
0.889% due 09/20/2044		769	1,150
Great Hall Mortgages PLC
0.403% due 06/18/2039		$1,687	1,500
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		1,655	1,630
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	209
5.444% due 03/10/2039		1,900	2,108
GS Mortgage Securities Trust
1.103% due 03/06/2020		2,090	2,096
GSR Mortgage Loan Trust
2.664% due 09/25/2035		1,249	1,233
2.943% due 09/25/2034		211	194
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		147	120
2.765% due 07/19/2035		827	706
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	985	1,291
Impac CMB Trust
1.193% due 07/25/2033		$227	204
IndyMac Mortgage Loan Trust
2.566% due 12/25/2034		413	395
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		2,500	2,783
JPMorgan Chase Commercial Mortgage Securities Trust
0.643% due 07/15/2019		1,200	1,165
4.654% due 01/12/2037		2,357	2,364
5.420% due 01/15/2049		600	667
5.882% due 02/15/2051		1,300	1,473
JPMorgan Mortgage Trust
4.479% due 02/25/2035		159	160
5.750% due 01/25/2036		44	40
MASTR Asset Securitization Trust
5.500% due 09/25/2033		15	16
Mellon Residential Funding Corp.
0.673% due 06/15/2030		168	166
Merrill Lynch Floating Trust
0.731% due 07/09/2021		16,809	16,764
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		467	405
0.443% due 11/25/2035		396	368
1.193% due 10/25/2035		226	223
2.081% due 01/25/2029		19	19
2.440% due 10/25/2035		873	873
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,999
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		700	787
Prime Mortgage Trust
0.593% due 02/25/2019		1	1
0.593% due 02/25/2034		16	16
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	80	120
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^		$1,291	1,028
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		34	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		$352	$269
2.578% due 02/25/2034		494	491
2.607% due 08/25/2034		683	665
2.609% due 08/25/2035		377	348
Structured Asset Mortgage Investments Trust
0.473% due 02/25/2036		207	159
0.852% due 09/19/2032		6	6
Structured Asset Securities Corp.
2.718% due 10/28/2035		255	240
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		332	331
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		2,038	2,022
0.333% due 06/15/2020		6,300	6,113
5.421% due 04/15/2047		829	831
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045		182	170
0.533% due 01/25/2045		1,324	1,178
0.899% due 01/25/2047		437	408
1.368% due 11/25/2042		78	72
1.370% due 05/25/2041		28	26
1.568% due 06/25/2042		43	40
1.568% due 08/25/2042		189	174
2.220% due 02/27/2034		29	30
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		724	717
2.624% due 12/25/2034		548	542
2.641% due 03/25/2036		625	611
2.663% due 03/25/2035		544	550

Total Mortgage-Backed Securities (Cost $114,638)			115,603

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		126	40
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 09/25/2035		7,100	6,005
AMMC CLO Ltd.
0.507% due 08/08/2017		252	252
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		13	12
Apidos CDO Ltd.
0.536% due 07/27/2017		648	646
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034		286	284
1.843% due 03/15/2032		160	149
Avalon Capital Ltd.
0.544% due 02/24/2019		1,584	1,578
Avenue CLO Ltd.
0.536% due 10/30/2017		1,764	1,763
Avoca CLO PLC
0.547% due 01/16/2023	EUR	1,596	2,033
Bear Stearns Asset-Backed Securities Trust
1.193% due 10/25/2037		$2,747	2,374
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	3,796	4,811
Citibank Omni Master Trust
2.943% due 08/15/2018		$1,500	1,541
Citigroup Mortgage Loan Trust, Inc.
0.673% due 09/25/2035		6,200	4,978
Cougar CLO PLC
0.581% due 07/15/2020	EUR	9,063	11,676
Countrywide Asset-Backed Certificates
0.453% due 05/25/2036		$932	928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.673% due 12/25/2031		$36	$25
0.893% due 12/25/2033		2,102	1,975
0.993% due 03/25/2033		1,710	1,541
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.523% due 05/22/2017		866	863
Educational Services of America, Inc.
1.343% due 09/25/2040		3,257	3,335
Equity One ABS, Inc.
0.753% due 11/25/2032		8	7
Eurocredit CDO BV
0.808% due 10/20/2016	EUR	1,095	1,411
First Franklin Mortgage Loan Trust
0.673% due 05/25/2035		$300	266
Four Corners CLO Ltd.
0.547% due 01/26/2020		2,561	2,543
Franklin CLO Ltd.
0.533% due 06/15/2018		5,652	5,561
Galaxy CLO Ltd.
0.536% due 10/20/2017		195	195
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		17	7
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		1,500	1,492
Gulf Stream Compass CLO Ltd.
0.535% due 01/24/2020		4,735	4,727
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		2,436	2,435
HSBC Home Equity Loan Trust
0.482% due 01/20/2034		1,165	1,145
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	3,464	4,408
Landmark CDO Ltd.
0.552% due 07/15/2018		$3,667	3,647
Leopard CLO BV
0.572% due 04/21/2020	EUR	660	849
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		$34	32
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		929	936
Mercator CLO PLC
0.437% due 02/18/2024	EUR	1,468	1,869
Merrill Lynch Mortgage Investors Trust
0.393% due 08/25/2036		$1,178	1,137
0.483% due 08/25/2036		700	624
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		725	723
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		1,242	1,243
1.593% due 04/20/2019	GBP	868	1,321
Neptune Finance CCS Ltd.
0.891% due 04/20/2020		$2,200	2,194
NOB Hill CLO Ltd.
0.525% due 08/15/2018		3,498	3,481
Oak Hill Credit Partners
0.524% due 05/17/2021		7,803	7,783
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.473% due 12/25/2035		1,020	860
Pacifica CDO Corp.
0.536% due 01/26/2020		2,471	2,466
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		1,955	1,959
RAAC Series
0.673% due 03/25/2037		900	799

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033		$4,627	$4,640
Residential Asset Securities Corp. Trust
0.513% due 01/25/2036		6,300	5,817
SLC Student Loan Trust
0.355% due 11/15/2021		626	623
4.750% due 06/15/2033		2,059	1,924
SLM Student Loan Trust
0.356% due 10/25/2021		539	539
0.453% due 03/15/2024		2,000	1,910
0.943% due 10/16/2023		2,935	2,938
1.243% due 06/15/2023		3,733	3,745
1.293% due 12/15/2021		1,299	1,305
1.776% due 04/25/2023		730	751
1.843% due 12/15/2017		544	546
3.500% due 08/17/2043		2,603	2,460
South Carolina Student Loan Corp.
1.025% due 03/02/2020		2,000	2,009
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		1,810	1,806
Stone Tower CLO Ltd.
0.533% due 05/26/2017		983	981
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		605	579
0.898% due 03/25/2034		681	625
1.168% due 10/25/2033		1,819	1,721
Wells Fargo Home Equity Trust
0.453% due 05/25/2036		1,100	928
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,591	2,031

Total Asset-Backed Securities (Cost $138,548)			140,815

SOVEREIGN ISSUES 4.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,348
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,601
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,000	2,185
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		5,873	2,576
10.000% due 01/01/2021		65	28
10.000% due 01/01/2023		64	27
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,175
Kommunalbanken A/S
1.375% due 06/08/2017		7,000	6,979
Mexico Government International Bond
5.000% due 06/16/2016 (d)	MXN	22,778	1,954
6.250% due 06/16/2016		38,000	3,082
Province of Ontario
0.950% due 05/26/2015		$13,900	13,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.100% due 10/25/2017		$13,600	$13,277
1.650% due 09/27/2019		2,300	2,199
3.150% due 06/02/2022	CAD	6,300	5,969
3.200% due 09/08/2016		800	794
4.000% due 06/02/2021		1,200	1,219
4.200% due 06/02/2020		100	103
4.300% due 03/08/2017		9,000	9,270
4.400% due 06/02/2019		400	418
Province of Quebec
4.250% due 12/01/2021		2,100	2,160
4.500% due 12/01/2017		600	625
4.500% due 12/01/2018		200	210
Republic of Korea
4.875% due 09/22/2014		$600	626
5.750% due 04/16/2014		500	518

Total Sovereign Issues (Cost $88,642)			87,337

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		5,463	6,523

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $4,450)			6,523

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.534% due 07/29/2013 (e)		420	2,972
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,900	2,290

Total Preferred Securities (Cost $6,419)			5,262

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.8%

CERTIFICATES OF DEPOSIT 1.9%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$2,900	2,906
1.700% due 09/06/2013		13,100	13,125
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		20,900	20,797
0.000% due 11/01/2013		3,300	3,286

			40,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.2%
British Telecommunications PLC
0.750% due 04/08/2014		$1,600	$1,592
Entergy Corp.
0.800% due 07/15/2013		500	500
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		2,200	2,193
1.021% due 11/08/2013		3,500	3,488
1.021% due 11/12/2013		2,100	2,092
1.021% due 12/20/2013		6,800	6,768
Santander S.A.
2.370% due 01/02/2014		3,700	3,673
Vodafone Group PLC
0.700% due 02/10/2014		5,000	4,984

			25,290

REPURCHASE AGREEMENTS (g) 0.2%
			4,045

MEXICO TREASURY BILLS 1.6%
3.885% due 07/18/2013 - 09/19/2013 (c)	MXN	463,700	35,550

U.S. TREASURY BILLS 0.1%
0.024% due 08/08/2013 - 05/01/2014 (c)(h)(k)		$2,441	2,441

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 24.8%
PIMCO Short-Term Floating NAV Portfolio		109	1
PIMCO Short-Term Floating NAV Portfolio III		53,577,544	535,293

			535,294

Total Short-Term Instruments (Cost $643,864)			642,734

Total Investments 112.0% (Cost $2,438,474)			$2,420,967

Written Options (j) (0.2%) (Premiums $1,649)			(5,365)

Other Assets and Liabilities (Net) (11.8%)			(254,973)

Net Assets 100.0%			$2,160,629

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Portfolio.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(521)	$500	$500
SSB	0.010%	06/28/2013	07/01/2013	3,545	Fannie Mae 2.200% due 10/17/2022	(3,620)	3,545	3,545

						$(4,141)	$4,045	$4,045

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $4,963 at a weighted average interest rate of (0.184%).

Short	Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$35,000	$36,528	$(36,460)
Fannie Mae	6.000%	07/01/2043	20,000	21,759	(21,741)
Freddie Mac	5.000%	07/01/2043	2,000	2,140	(2,135)

				$60,427	$(60,336)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(h)	Securities with an aggregate market value of $991 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$500	$(521)	$(21)
SSB	3,545	(3,620)	(75)

Master Securities Forward Transactions Agreement
BCY	0	(20)	(20)
DEU	(2,135)	0	(2,135)
FOB	(21,741)	681	(21,060)
GRE	0	310	310
JPS	(15,626)	0	(15,626)
MSC	0	(116)	(116)
SAL	(20,834)	(290)	(21,124)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	27	$3
3-Month Euribor June Futures	Long	06/2015	8	(7)
3-Month Euribor March Futures	Long	03/2015	10	(7)
90-Day Eurodollar December Futures	Long	12/2015	2,550	(4,138)
90-Day Eurodollar June Futures	Long	06/2015	667	(354)
90-Day Eurodollar March Futures	Long	03/2016	315	(514)
90-Day Eurodollar September Futures	Long	09/2014	3	0

				$(5,017)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Centrally	Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	343,100	$1,198	$(1,253)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,300	1,685	948

						$2,883	$(305)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(i)	Securities with an aggregate market value of $3,726 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(5,003)	$(25)
JPS	(14)	0

Centrally Cleared Swaps
FOB	(199)	4
GSC	64	(21)
MSC	(170)	(20)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	JPY	49,000	$	503	BRC	$9	$0	$9
07/2013		1,305,529		13,224	UAG	60	0	60
07/2013	MXN	73,085		5,966	JPM	334	0	334
07/2013	MYR	727		234	DUB	5	0	5
07/2013		309		100	HUS	2	0	2
07/2013		309		100	JPM	2	0	2
07/2013		1,395		450	UAG	10	0	10
07/2013	$	3,444	JPY	335,700	BRC	0	(59)	(59)
07/2013		3,755		357,400	JPM	0	(151)	(151)
07/2013		600	MYR	1,826	BRC	0	(24)	(24)
07/2013		300		914	FBF	0	(12)	(12)
08/2013	BRL	2,074	$	943	HUS	20	0	20
08/2013		2,769		1,255	MSC	23	0	23
08/2013	IDR	3,968,200		401	HUS	11	0	11
08/2013	MXN	174,524		14,106	MSC	698	0	698
08/2013	$	8,497	BRL	17,265	UAG	0	(814)	(814)
08/2013		100	IDR	992,200	FBF	0	(3)	(3)
08/2013		300		2,976,000	JPM	0	(8)	(8)
09/2013	CAD	22,517	$	22,089	RBC	722	0	722
09/2013	EUR	17,900		22,490	BOA	0	(816)	(816)
09/2013		19,592		26,059	BRC	548	0	548
09/2013		22		29	DUB	0	0	0
09/2013	GBP	5,037		7,825	BPS	168	0	168
09/2013	MXN	3,990		301	BOA	0	(5)	(5)
09/2013		128,947		9,945	BPS	63	0	63
09/2013		36,265		2,811	BRC	31	0	31
09/2013		13,062		1,007	HUS	14	(8)	6
09/2013		102,434		8,001	JPM	159	(9)	150
09/2013		7,877		598	MSC	2	(7)	(5)
09/2013		400		30	UAG	0	(1)	(1)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2013	$	1,046	EUR	787	BRC	$0	$(21)	$(21)
09/2013		8,471		6,354	CBK	0	(197)	(197)
09/2013		13,612		10,163	FBF	0	(379)	(379)
09/2013		20,762		15,823	HUS	0	(159)	(159)
09/2013		2,360		1,788	MSC	0	(32)	(32)
09/2013		2,557	GBP	1,630	CBK	0	(79)	(79)
09/2013		17,612	MXN	217,459	JPM	0	(945)	(945)
12/2013	EUR	17,600	$	22,215	BOA	0	(713)	(713)
01/2014		6,800		8,584	BPS	0	(276)	(276)
04/2014		300		380	CBK	0	(11)	(11)
05/2014		6,700		8,472	BPS	0	(266)	(266)
06/2014		500		634	FBF	0	(18)	(18)

						$2,881	$(5,013)	$(2,132)

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,000	$20	$(13)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,000	24	(31)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	5	(3)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(7)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	6	(3)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(7)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	133,600	85	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		133,600	334	(2,915)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		41,400	126	(745)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		63,800	64	(12)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		63,800	271	(917)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		29,700	151	(427)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	31,900	170	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		14,800	79	(8)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		21,300	126	(12)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	15,900	48	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		15,900	114	(242)

								$1,635	$(5,364)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	2,300	$14	$(1)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2012	$719,500	EUR	44,200	$2,465
Sales	659,500		100,800	1,977
Closing Buys	0		0	0
Expirations	(872,200)		(44,200)	(2,759)
Exercised	(6,800)		0	(34)

Balance at 06/30/2013	$500,000	EUR	100,800	$1,649

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.638%	$	1,100	$11	$(14)	$25
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		900	3	5	(2)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		5,100	(32)	(40)	8
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(6)	(16)	10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%	$	27,000	$(338)	$(52)	$(286)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		1,000	(6)	(10)	4
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%		1,200	(12)	(6)	(6)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		400	(2)	(4)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.982%		2,300	2	(186)	188
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.593%		1,000	14	(64)	78
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%		2,200	42	0	42
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%		1,600	33	0	33
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.318%		2,400	49	0	49
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.318%		1,900	45	0	45
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.709%		100	1	(6)	7
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.310%		1,000	5	(29)	34
General Electric Capital Corp.	MYC	1.000%	06/20/2016	0.766%		200	1	(1)	2
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		8,200	74	(217)	291
MetLife, Inc.	FBF	1.000%	12/20/2014	0.412%		1,300	12	(20)	32
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%		5,100	26	(39)	65
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%		500	(1)	(7)	6
Mexico Government International Bond	BRC	1.000%	03/20/2018	1.232%		4,300	(44)	(7)	(37)
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		3,200	12	(18)	30
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		7,900	21	19	2
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%		100	(1)	0	(1)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.149%	EUR	6,500	27	(124)	151

							$(67)	$(841)	$774

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	1,900	$31	$190	$(159)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		1,000	16	100	(84)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		8,900	246	1,032	(786)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	11	50	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	168	678	(510)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	13	56	(43)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		8,300	229	966	(737)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	6	0	6

						$723	$3,072	$(2,349)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG	BRL	16,400	$(304)	$11	$(315)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		300	(6)	0	(6)
Pay	1-Year BRL-CDI	9.120%	01/02/2017	BPS		9,100	(153)	23	(176)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		2,000	(33)	7	(40)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		4,500	(75)	12	(87)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	2,500	(4)	(2)	(2)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		7,500	(10)	(5)	(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	99,000	$16	$(29)	$45
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	9	(16)	25
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	5	(6)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	13	(7)	20
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	5	2	3

							$(537)	$(10)	$(527)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $10,006 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$(4,712)	$4,789	$77
BPS	(438)	505	67
BRC	690	(600)	90
CBK	(482)	570	88
DUB	107	0	107
FBF	(400)	365	(35)
GLM	(750)	758	8
GST	14	(180)	(166)
HUS	27	0	27
JPM	(1,525)	1,476	(49)
MSC	684	(1,253)	(569)
MYC	(267)	352	85
RBC	722	(670)	52
RYL	(12)	37	25
UAG	(1,036)	989	(47)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$7	$7
Unrealized appreciation on foreign currency contracts	0	0	0	2,881	0	2,881
Unrealized appreciation on OTC swap agreements	0	1,115	0	0	104	1,219

	$0	$1,115	$0	$2,881	$111	$4,107

Liabilities:
Written options outstanding	$0	$0	$0	$1	$5,364	$5,365
Variation margin payable on financial derivative instruments (2)	0	0	0	0	69	69
Unrealized depreciation on foreign currency contracts	0	0	0	5,013	0	5,013
Unrealized depreciation on OTC swap agreements	0	2,690	0	0	631	3,321

	$0	$2,690	$0	$5,014	$6,064	$13,768

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(1)	$(1)
Net realized gain on written options	0	0	0	75	2,683	2,758
Net realized gain on swaps	0	3,220	0	0	987	4,207
Net realized (loss) on foreign currency transactions	0	0	0	(507)	0	(507)

	$0	$3,220	$0	$(432)	$3,669	$6,457

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(5,089)	$(5,089)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	13	(5,216)	(5,203)
Net change in unrealized (depreciation) on swaps	0	(4,762)	0	0	(1,802)	(6,564)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	3,906	0	3,906

	$0	$(4,762)	$0	$3,919	$(12,107)	$(12,950)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(5,017) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(305) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$27,846	$0	$27,846
Corporate Bonds & Notes
Banking & Finance	0	270,666	5,304	275,970
Industrials	0	59,953	0	59,953
Utilities	0	18,593	0	18,593
Municipal Bonds & Notes
Alabama	0	6,781	0	6,781
California	0	2,845	0	2,845
New York	0	14,813	0	14,813
Pennsylvania	0	9,392	0	9,392
Texas	0	478	0	478
U.S. Government Agencies	0	853,289	2	853,291
U.S. Treasury Obligations	0	152,731	0	152,731
Mortgage-Backed Securities	0	109,579	6,024	115,603
Asset-Backed Securities	0	137,480	3,335	140,815
Sovereign Issues	0	87,337	0	87,337
Convertible Preferred Securities
Banking & Finance	6,523	0	0	6,523
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,290	2,972	5,262
Short-Term Instruments
Certificates of Deposit	0	40,114	0	40,114
Commercial Paper	0	25,290	0	25,290
Repurchase Agreements	0	4,045	0	4,045

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mexico Treasury Bills	$0	$35,550	$0	$35,550
U.S. Treasury Bills	0	2,441	0	2,441
Central Funds Used for Cash Management Purposes	535,294	0	0	535,294
	$541,817	$1,861,513	$17,637	$2,420,967

Short Sales, at value
U.S. Government Agencies	$0	$(60,336)	$0	$(60,336)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,115	0	1,115
Foreign Exchange Contracts	0	2,881	0	2,881
Interest Rate Contracts	3	1,052	0	1,055
	$3	$5,048	$0	$5,051

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,690)	0	(2,690)
Foreign Exchange Contracts	0	(5,014)	0	(5,014)
Interest Rate Contracts	(5,020)	(7,248)	0	(12,268)
	$(5,020)	$(14,952)	$0	$(19,972)

Totals	$536,800	$1,791,273	$17,637	$2,345,710

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were assets and liabilities valued at $6,523 transferred from Level 2 to Level 1 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,021	$3,463	$(100)	$0	$0	$(80)	$0	$0	$5,304	$(79)
U.S. Government Agencies	2	0	0	0	0	0	0	0	2	0
Mortgage-Backed Securities	0	6,132	(59)	(1)	0	(48)	0	0	6,024	(48)
Asset-Backed Securities	3,732	0	(403)	0	0	6	0	0	3,335	14
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	3,084	0	0	0	0	(112)	0	0	2,972	(112)

Totals	$8,839	$9,595	$(562)	$(1)	$0	$(234)	$0	$0	$17,637	$(225)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,870	Benchmark Pricing	Base Price	100.82
	3,434	Third Party Vendor	Broker Quote	98.12
U.S. Government Agencies	2	Benchmark Pricing	Base Price	97.88
Mortgage-Backed Securities	6,024	Benchmark Pricing	Base Price	100.00-111.50
Asset-Backed Securities	3,335	Third Party Vendor	Broker Quote	102.42
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	2,972	Benchmark Pricing	Base Price	$ 7,183.47

Total	$17,637

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as

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“tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments,

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Notes to Financial Statements (Cont.)

if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets

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and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the

Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

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Notes to Financial Statements (Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted

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market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

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Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman

Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$11,878	$5,115

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1	$0	$0	$0	$0	$1	$0	$0

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$109,664	$604,562	$(178,800)	$(27)	$(106)	$535,293	$462	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,849,077	$2,972,084	$230,434	$360,646

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	684	$7,360	1,461	$15,525
Administrative Class	18,053	193,721	42,603	453,976
Advisor Class	11,260	120,488	22,060	233,999
Issued as reinvestment of distributions
Institutional Class	51	546	114	1,203
Administrative Class	1,224	13,131	2,487	26,451
Advisor Class	427	4,580	795	8,460
Cost of shares redeemed
Institutional Class	(365)	(3,930)	(2,620)	(27,778)
Administrative Class	(17,279)	(185,345)	(31,226)	(331,009)
Advisor Class	(4,698)	(50,245)	(10,877)	(115,656)
Net increase resulting from Portfolio share transactions	9,357	$100,306	24,797	$265,171

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 53% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$2,439,293	$15,505	$(33,831)	$(18,326)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	JPS	JPMorgan Securities, Inc.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
EUR	Euro	JPY	Japanese Yen	USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	FDIC	Federal Deposit Insurance Corp.

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT51SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Low Duration Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Return chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Low Duration Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	35.2%
Short-Term Instruments	26.5%
Corporate Bonds & Notes	14.6%
U.S. Treasury Obligations	6.3%
Asset-Backed Securities	5.8%
Other	11.6%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (03/31/2006)
PIMCO Low Duration Portfolio Advisor Class	-1.61%	1.05%	4.26%	4.61%
The BofA Merrill Lynch 1-3 Year U.S. Treasury Index±	0.00%	0.33%	1.90%	3.09%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$983.90	$1,021.08
Expenses Paid During Period†	$3.69	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was a significant detractor from returns as interest rates rose during the reporting period.

»

An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as U.S. TIPS posted negative returns due to decreased inflation expectations over the reporting period (as represented by the breakeven inflation rate).

»	Exposure to select securities within the investment grade corporate bond sector contributed to returns as these securities provided positive income over the reporting period.

»	Exposure to emerging market securities detracted from performance as the sector experienced negative performance due to increased market volatility during the reporting period.

»	Short exposure to the Japanese yen benefited performance as the yen depreciated against the U.S. dollar during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Low Duration Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$10.78	$10.38	$10.44	$10.11	$9.68	$10.30
Net investment income (a)	0.04	0.13	0.13	0.13	0.22	0.40
Net realized/unrealized gain (loss)	(0.21)	0.46	(0.02)	0.39	1.03	(0.46)
Total income (loss) from investment operations	(0.17)	0.59	0.11	0.52	1.25	(0.06)
Dividends from net investment income	(0.09)	(0.19)	(0.17)	(0.16)	(0.35)	(0.40)
Distributions from net realized capital gains	0.00	0.00	0.00	(0.03)	(0.47)	(0.16)
Total distributions	(0.09)	(0.19)	(0.17)	(0.19)	(0.82)	(0.56)
Net asset value end of year or period	$10.52	$10.78	$10.38	$10.44	$10.11	$9.68
Total return	(1.61)%	5.75%	1.01%	5.18%	13.21%	(0.52)%
Net assets end of year or period (000s)	$593,308	$532,901	$388,854	$279,176	$186,668	$2,154
Ratio of expenses to average net assets	0.75%*	0.75%	0.75%	0.75%	0.75%	0.84%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.79%*	1.18%	1.27%	1.23%	2.08%	4.06%
Portfolio turnover rate	147%**	647%**	456%**	351%**	662%	293%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$1,881,628
Investments in Affiliates, at value	535,294
Repurchase agreements, at value	4,045
Foreign currency, at value	1,442
Receivable for investments sold	178,332
OTC swap premiums paid	3,165
Variation margin receivable on financial derivative instruments	7
Unrealized appreciation on foreign currency contracts	2,881
Unrealized appreciation on OTC swap agreements	1,219
Receivable for Portfolio shares sold	1,656
Interest and dividends receivable	7,542
Dividends receivable from Affiliates	111
2,617,322

Liabilities:
Payable for investments purchased	$374,138
Payable for investments in Affiliates purchased	111
Payable for short sales	60,336
Written options outstanding	5,365
OTC swap premiums received	944
Variation margin payable on financial derivative instruments	69
Unrealized depreciation on foreign currency contracts	5,013
Unrealized depreciation on OTC swap agreements	3,321
Deposits from counterparty	3,294
Payable for Portfolio shares redeemed	2,524
Overdraft due to custodian	459
Accrued investment advisory fees	415
Accrued supervisory and administrative fees	415
Accrued distribution fees	112
Accrued servicing fees	175
Other liabilities	2
456,693

Net Assets	$2,160,629

Net Assets Consist of:
Paid in capital	$2,178,378
Undistributed net investment income	7,367
Accumulated undistributed net realized gain	5,596
Net unrealized (depreciation)	(30,712)
$2,160,629

Net Assets:
Institutional Class	$56,750
Administrative Class	1,510,571
Advisor Class	593,308

Shares Issued and Outstanding:
Institutional Class	5,397
Administrative Class	143,639
Advisor Class	56,417

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.52
Administrative Class	10.52
Advisor Class	10.52

Cost of Investments	$1,899,023
Cost of Investments in Affiliates	$535,406
Cost of Repurchase Agreements	$4,045
Cost of Foreign Currency Held	$1,445
Proceeds Received on Short Sales	$60,427
Premiums Received on Written Options	$1,649

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Low Duration Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$15,297
Dividends	392
Dividends from Affiliate investments	462
Total Income	16,151

Expenses:
Investment advisory fees	2,620
Supervisory and administrative fees	2,620
Servicing fees - Administrative Class	1,117
Distribution and/or servicing fees - Advisor Class	687
Trustees’ fees	13
Interest expense	9
Total Expenses	7,066

Net Investment Income	9,085

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	9,294
Net realized (loss) on Affiliate investments	(27)
Net realized (loss) on futures contracts	(1)
Net realized gain on written options	2,758
Net realized gain on swaps	4,207
Net realized (loss) on foreign currency transactions	(657)
Net change in unrealized (depreciation) on investments	(47,142)
Net change in unrealized (depreciation) on Affiliate investments	(106)
Net change in unrealized (depreciation) on futures contracts	(5,089)
Net change in unrealized (depreciation) on written options	(5,203)
Net change in unrealized (depreciation) on swaps	(6,564)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,843
Net (Loss)	(44,687)

Net (Decrease) in Net Assets Resulting from Operations	$(35,602)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Low Duration Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$9,085	$24,239
Net realized gain	15,601	45,998
Net realized gain (loss) on Affiliate investments	(27)	126
Net change in unrealized appreciation (depreciation)	(60,155)	36,168
Net change in unrealized (depreciation) on Affiliate investments	(106)	(64)
Net increase (decrease) resulting from operations	(35,602)	106,467

Distributions to Shareholders:
From net investment income
Institutional Class	(546)	(1,203)
Administrative Class	(13,131)	(26,464)
Advisor Class	(4,580)	(8,460)

Total Distributions	(18,257)	(36,127)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	100,306	265,171

Total Increase in Net Assets	46,447	335,511

Net Assets:
Beginning of period	2,114,182	1,778,671
End of period*	$2,160,629	$2,114,182

*Including undistributed net investment income of:	$7,367	$16,539

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
Community Health Systems, Inc.
2.445% due 07/25/2014		$100	$101
Flextronics International Ltd.
2.445% due 10/01/2014		319	318
H.J. Heinz Co.
3.500% due 06/05/2020		17,900	17,921
Health Management Associates, Inc.
2.780% due 11/18/2016		4,538	4,549
Nielsen Finance LLC
2.193% due 02/02/2017		2,961	2,978
Scientific Games International, Inc.
3.450% due 06/30/2015		1,983	1,979

Total Bank Loan Obligations (Cost $27,761)			27,846

CORPORATE BONDS & NOTES 16.4%

BANKING & FINANCE 12.8%
Ally Financial, Inc.
2.475% due 12/01/2014		1,000	990
3.125% due 01/15/2016		300	299
3.475% due 02/11/2014		1,000	1,008
3.672% due 06/20/2014		1,200	1,217
4.500% due 02/11/2014		5,000	5,055
4.625% due 06/26/2015		1,800	1,846
6.750% due 12/01/2014		4,800	5,067
8.300% due 02/12/2015		500	540
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,025
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		1,000	1,004
Banco Bradesco S.A.
2.374% due 05/16/2014		7,100	7,168
Banco do Brasil S.A.
4.500% due 01/22/2015		600	614
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,668
Banco Santander Brasil S.A.
4.625% due 02/13/2017		300	306
Banco Santander Chile
3.750% due 09/22/2015		2,900	2,995
Bank of America Corp.
7.375% due 05/15/2014		1,500	1,578
Bank of Montreal
1.950% due 01/30/2018		4,800	4,909
Bankia S.A.
3.500% due 12/14/2015	EUR	1,000	1,315
Banque PSA Finance S.A.
2.182% due 04/04/2014		$2,500	2,479
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		2,500	2,576
BPCE S.A.
2.023% due 02/07/2014		1,800	1,815
2.375% due 10/04/2013		400	402
Caledonia Generating LLC
1.950% due 02/28/2022		1,900	1,870
CIT Group, Inc.
4.750% due 02/15/2015		5,700	5,807
5.250% due 04/01/2014		1,100	1,119
Citigroup, Inc.
0.399% due 03/07/2014		20,800	20,765
1.727% due 01/13/2014		2,600	2,615
Credit Agricole S.A.
1.726% due 01/21/2014		4,200	4,226
Dexia Credit Local S.A.
0.756% due 04/29/2014		4,200	4,208

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 04/29/2014		$2,700	$2,747
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,150
2.000% due 09/15/2015		$400	386
2.375% due 05/25/2016		4,200	4,042
5.500% due 06/26/2017		1,200	1,248
Export-Import Bank of Korea
1.250% due 11/20/2015		8,700	8,621
2.072% due 03/21/2015		8,400	8,403
First Horizon National Corp.
5.375% due 12/15/2015		900	973
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,652
7.000% due 10/01/2013		1,400	1,422
7.000% due 04/15/2015		900	978
8.000% due 06/01/2014		100	106
8.700% due 10/01/2014		400	436
HSBC USA, Inc.
2.375% due 02/13/2015		800	818
Industrial Bank of Korea
2.375% due 07/17/2017		3,400	3,309
3.750% due 09/29/2016		2,200	2,314
ING Bank NV
1.674% due 06/09/2014		1,500	1,513
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,106
6.500% due 09/01/2014		11,200	11,704
6.625% due 11/15/2013		16,805	17,078
8.625% due 09/15/2015		500	549
Intesa Sanpaolo SpA
2.674% due 02/24/2014		2,300	2,309
JPMorgan Chase & Co.
1.322% due 03/20/2015		9,800	9,877
3.150% due 07/05/2016		1,800	1,871
JPMorgan Chase Bank N.A.
0.886% due 05/31/2017	EUR	2,400	3,018
Korea Development Bank
3.250% due 03/09/2016		$5,300	5,490
8.000% due 01/23/2014		1,700	1,766
Merrill Lynch & Co., Inc.
1.033% due 09/15/2026		900	764
6.500% due 07/15/2018		100	112
Morgan Stanley
1.875% due 01/24/2014		11,500	11,569
National Australia Bank Ltd.
0.998% due 04/11/2014		7,800	7,844
National Bank of Canada
1.500% due 06/26/2015		3,300	3,341
Pacific Life Global Funding CPI Linked Bond
3.482% due 06/02/2018		3,500	3,434
Petrobras Global Finance BV
1.894% due 05/20/2016		7,500	7,474
Prudential Covered Trust
2.997% due 09/30/2015		2,970	3,066
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,450
Rabobank Group
4.200% due 05/13/2014		2,000	2,063
SLM Corp.
3.875% due 09/10/2015		300	304
5.000% due 04/15/2015		200	207
6.250% due 01/25/2016		10,300	10,957
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		6,300	6,317
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		12,300	12,369
Tayarra Ltd.
3.628% due 02/15/2022		1,767	1,895

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Motor Credit Corp.
0.728% due 10/11/2013		$4,500	$4,505
UBS AG
1.276% due 01/28/2014		582	585
Wachovia Corp.
0.647% due 10/15/2016		3,400	3,342

			275,970

INDUSTRIALS 2.8%
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		6,100	6,119
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,068
CNPC General Capital Ltd.
1.450% due 04/16/2016		3,400	3,361
Daimler Finance North America LLC
1.472% due 09/13/2013		1,600	1,603
1.608% due 07/11/2013		700	700
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	8,890
DISH DBS Corp.
7.000% due 10/01/2013		600	607
7.750% due 05/31/2015		1,000	1,088
EOG Resources, Inc.
1.023% due 02/03/2014		6,600	6,624
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,793
General Electric Co.
0.850% due 10/09/2015		4,200	4,198
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,519
HCA, Inc.
5.750% due 03/15/2014		100	102
7.875% due 02/15/2020		5,000	5,397
8.500% due 04/15/2019		1,000	1,076
Noble Group Ltd.
6.750% due 01/29/2020		300	306
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	156
Sanofi
0.586% due 03/28/2014		$300	301
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		6,000	6,045
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,000

			59,953

UTILITIES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	4,816
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	735
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,515
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,250	5,559
10.500% due 03/25/2014		2,000	2,124
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,399
TNK-BP Finance S.A.
7.500% due 07/18/2016		400	445

			18,593

Total Corporate Bonds & Notes (Cost $352,475)			354,516

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

ALABAMA 0.3%
Alabama Public School & College Authority Revenue Bonds, Series 2007
5.000% due 12/01/2025	$6,100	$6,781

CALIFORNIA 0.1%
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030	2,600	2,845

NEW YORK 0.7%
New York City, New York Water & Sewer System Revenue Bonds, Series 2005
5.000% due 06/15/2037	10,200	10,386
New York City, New York Water & Sewer System Revenue Bonds, Series 2007
5.000% due 06/15/2038	3,700	3,861
Port Authority of New York & New Jersey Revenue Notes, Series 2012
1.650% due 12/01/2019	600	566

		14,813

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2022	8,500	9,392

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.384% due 04/01/2040	470	478

Total Municipal Bonds & Notes (Cost $35,483)		34,309

U.S. GOVERNMENT AGENCIES 39.5%
Fannie Mae
0.000% due 07/01/2036 (a)	7,573	6,937
0.253% due 12/25/2036 - 07/25/2037	895	856
0.503% due 04/25/2037	569	572
0.543% due 07/25/2037 - 03/25/2044	2,384	2,387
0.719% due 12/25/2022	93	94
0.875% due 08/28/2017	900	883
0.933% due 03/25/2040	4,328	4,377
1.000% due 01/25/2043	1,041	1,024
1.019% due 04/25/2023	102	104
1.069% due 02/25/2023	5	5
1.119% due 05/25/2022 - 06/17/2027	59	59
1.250% due 01/30/2017	2,300	2,315
1.374% due 07/01/2042 - 06/01/2043	453	461
1.424% due 09/01/2041	304	315
1.574% due 09/01/2040	3	3
2.053% due 11/01/2035	79	82
2.500% due 07/01/2028	1,000	1,005
2.617% due 07/01/2035	91	97
2.638% due 09/01/2035	453	484
3.000% due 02/01/2021 - 05/01/2043	52,082	52,522
4.000% due 03/01/2023 - 08/01/2043	223,728	233,371
4.452% due 12/01/2036	31	33

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/01/2018 - 08/01/2043	$161,505	$171,120
4.580% due 09/01/2034	21	23
5.000% due 02/13/2017 - 08/01/2043	148,933	160,469
5.375% due 06/12/2017	1,400	1,622
5.500% due 12/01/2027 - 08/01/2043	34,079	37,028
6.000% due 03/01/2017 - 01/01/2039	20,566	22,349
6.062% due 12/25/2042	11	12
6.500% due 04/01/2036 - 11/01/2036	307	342
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	2,869	2,968
Federal Housing Administration
7.430% due 10/01/2020	2	2
Freddie Mac
0.233% due 12/25/2036	1,279	1,271
0.343% due 07/15/2019 - 08/15/2019	1,525	1,526
0.453% due 08/25/2031	182	179
0.493% due 05/15/2036	505	506
0.593% due 06/15/2018	34	34
0.750% due 01/12/2018	2,200	2,132
1.000% due 07/28/2017 - 09/29/2017	3,200	3,162
1.250% due 10/02/2019	400	379
1.374% due 02/25/2045	378	383
2.733% due 07/01/2035	222	237
2.896% due 09/01/2035	520	551
3.000% due 08/01/2019	69,900	70,037
4.500% due 09/01/2038 - 07/01/2043	55,090	58,023
5.000% due 05/01/2024 - 12/01/2041	2,063	2,241
5.500% due 08/23/2017 - 07/01/2038	1,389	1,512
6.000% due 09/01/2016 - 03/01/2038	685	744
6.500% due 07/25/2043	80	89
Ginnie Mae
1.945% due 02/20/2041	2,366	2,393
5.000% due 05/15/2039	1,936	2,096
6.000% due 09/15/2017	1,099	1,169
Small Business Administration
5.600% due 09/01/2028	628	706

Total U.S. Government Agencies (Cost $861,723)		853,291

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2022	76,952	75,209
0.625% due 07/15/2021	11,556	11,930
1.125% due 01/15/2021	10,099	10,800
1.250% due 07/15/2020	12,049	13,089
1.375% due 01/15/2020	4,086	4,453
U.S. Treasury Notes
0.625% due 04/30/2018	14,200	13,718
0.750% due 10/31/2017 (i)(k)	20,600	20,207
0.750% due 12/31/2017	3,400	3,325

Total U.S. Treasury Obligations (Cost $164,471)		152,731

MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust
2.878% due 09/25/2035	1,285	1,151

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Home Mortgage Investment Trust
2.416% due 02/25/2045		$218	$218
2.559% due 10/25/2034		420	413
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049		183	186
Banc of America Funding Corp.
0.473% due 07/25/2037		1,603	1,299
5.630% due 01/20/2047 ^		661	505
Banc of America Large Loan Trust
2.493% due 11/15/2015		715	717
Banc of America Mortgage Trust
2.657% due 07/25/2034		1,072	1,068
2.875% due 05/25/2033		614	605
3.102% due 08/25/2034		3,789	3,721
6.500% due 10/25/2031		11	12
BCAP LLC Trust
0.365% due 09/26/2035		876	858
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/2035		2,591	2,561
2.450% due 04/25/2033		9	9
2.573% due 04/25/2033		7	7
2.793% due 03/25/2035		2,377	2,359
2.913% due 08/25/2035 ^		491	404
2.917% due 07/25/2034		454	429
2.959% due 02/25/2033		2	2
2.976% due 01/25/2035		286	271
3.071% due 01/25/2034		30	30
5.147% due 01/25/2035		6,427	6,360
Bear Stearns Alt-A Trust
0.353% due 02/25/2034		640	626
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		400	439
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		1,288	978
2.653% due 12/26/2046		686	481
Chevy Chase Funding LLC
0.473% due 01/25/2035		97	87
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		242	236
2.703% due 08/25/2035		1,184	649
Countrywide Alternative Loan Trust
0.373% due 05/25/2047		704	536
6.000% due 10/25/2033		18	18
Countrywide Home Loan Mortgage Pass-Through Trust
2.459% due 02/20/2036		659	497
2.740% due 02/20/2035		1,462	1,374
2.890% due 11/20/2034		1,740	1,619
2.915% due 11/25/2034		895	828
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032		2	1
Credit Suisse Mortgage Capital Certificates
2.753% due 09/26/2047		839	853
Credit Suisse Mortgage Pass-Through Certificates
5.448% due 01/15/2049		136	136
DBRR Trust
0.853% due 02/25/2045		3,241	3,241
Deutsche Mortgage Securities, Inc.
5.235% due 06/26/2035		1,500	1,534
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	979	1,473
First Horizon Alternative Mortgage Securities
2.313% due 09/25/2034		$1,917	1,891
First Horizon Mortgage Pass-Through Trust
2.615% due 08/25/2035		534	512
2.625% due 02/25/2035		2,889	2,820
German Residential Asset Note Distributor PLC
1.615% due 01/20/2021	EUR	2,822	3,669

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GMAC Mortgage Corp. Loan Trust
3.231% due 11/19/2035		$322	$295
Granite Master Issuer PLC
0.332% due 12/20/2054		4,415	4,283
0.392% due 12/20/2054		686	666
0.813% due 12/20/2054	GBP	716	1,061
Granite Mortgages PLC
0.588% due 01/20/2044	EUR	122	156
0.884% due 01/20/2044	GBP	105	157
0.889% due 09/20/2044		769	1,150
Great Hall Mortgages PLC
0.403% due 06/18/2039		$1,687	1,500
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		1,655	1,630
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	209
5.444% due 03/10/2039		1,900	2,108
GS Mortgage Securities Trust
1.103% due 03/06/2020		2,090	2,096
GSR Mortgage Loan Trust
2.664% due 09/25/2035		1,249	1,233
2.943% due 09/25/2034		211	194
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		147	120
2.765% due 07/19/2035		827	706
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	985	1,291
Impac CMB Trust
1.193% due 07/25/2033		$227	204
IndyMac Mortgage Loan Trust
2.566% due 12/25/2034		413	395
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		2,500	2,783
JPMorgan Chase Commercial Mortgage Securities Trust
0.643% due 07/15/2019		1,200	1,165
4.654% due 01/12/2037		2,357	2,364
5.420% due 01/15/2049		600	667
5.882% due 02/15/2051		1,300	1,473
JPMorgan Mortgage Trust
4.479% due 02/25/2035		159	160
5.750% due 01/25/2036		44	40
MASTR Asset Securitization Trust
5.500% due 09/25/2033		15	16
Mellon Residential Funding Corp.
0.673% due 06/15/2030		168	166
Merrill Lynch Floating Trust
0.731% due 07/09/2021		16,809	16,764
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		467	405
0.443% due 11/25/2035		396	368
1.193% due 10/25/2035		226	223
2.081% due 01/25/2029		19	19
2.440% due 10/25/2035		873	873
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	2,999
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		700	787
Prime Mortgage Trust
0.593% due 02/25/2019		1	1
0.593% due 02/25/2034		16	16
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	80	120
Residential Funding Mortgage Securities, Inc. Trust
3.270% due 09/25/2035 ^		$1,291	1,028
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		34	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
1.563% due 01/25/2035		$352	$269
2.578% due 02/25/2034		494	491
2.607% due 08/25/2034		683	665
2.609% due 08/25/2035		377	348
Structured Asset Mortgage Investments Trust
0.473% due 02/25/2036		207	159
0.852% due 09/19/2032		6	6
Structured Asset Securities Corp.
2.718% due 10/28/2035		255	240
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		332	331
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		2,038	2,022
0.333% due 06/15/2020		6,300	6,113
5.421% due 04/15/2047		829	831
WaMu Mortgage Pass-Through Certificates
0.463% due 12/25/2045		182	170
0.533% due 01/25/2045		1,324	1,178
0.899% due 01/25/2047		437	408
1.368% due 11/25/2042		78	72
1.370% due 05/25/2041		28	26
1.568% due 06/25/2042		43	40
1.568% due 08/25/2042		189	174
2.220% due 02/27/2034		29	30
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035		724	717
2.624% due 12/25/2034		548	542
2.641% due 03/25/2036		625	611
2.663% due 03/25/2035		544	550

Total Mortgage-Backed Securities (Cost $114,638)			115,603

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp. Home Equity Loan Trust
0.253% due 10/25/2036		126	40
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.693% due 09/25/2035		7,100	6,005
AMMC CLO Ltd.
0.507% due 08/08/2017		252	252
Amortizing Residential Collateral Trust
0.773% due 07/25/2032		13	12
Apidos CDO Ltd.
0.536% due 07/27/2017		648	646
Asset-Backed Securities Corp. Home Equity Loan Trust
0.468% due 09/25/2034		286	284
1.843% due 03/15/2032		160	149
Avalon Capital Ltd.
0.544% due 02/24/2019		1,584	1,578
Avenue CLO Ltd.
0.536% due 10/30/2017		1,764	1,763
Avoca CLO PLC
0.547% due 01/16/2023	EUR	1,596	2,033
Bear Stearns Asset-Backed Securities Trust
1.193% due 10/25/2037		$2,747	2,374
Cadogan Square CLO BV
0.571% due 01/17/2023	EUR	3,796	4,811
Citibank Omni Master Trust
2.943% due 08/15/2018		$1,500	1,541
Citigroup Mortgage Loan Trust, Inc.
0.673% due 09/25/2035		6,200	4,978
Cougar CLO PLC
0.581% due 07/15/2020	EUR	9,063	11,676
Countrywide Asset-Backed Certificates
0.453% due 05/25/2036		$932	928

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.673% due 12/25/2031		$36	$25
0.893% due 12/25/2033		2,102	1,975
0.993% due 03/25/2033		1,710	1,541
Credit Suisse First Boston Mortgage Securities Corp.
0.813% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.523% due 05/22/2017		866	863
Educational Services of America, Inc.
1.343% due 09/25/2040		3,257	3,335
Equity One ABS, Inc.
0.753% due 11/25/2032		8	7
Eurocredit CDO BV
0.808% due 10/20/2016	EUR	1,095	1,411
First Franklin Mortgage Loan Trust
0.673% due 05/25/2035		$300	266
Four Corners CLO Ltd.
0.547% due 01/26/2020		2,561	2,543
Franklin CLO Ltd.
0.533% due 06/15/2018		5,652	5,561
Galaxy CLO Ltd.
0.536% due 10/20/2017		195	195
GE-WMC Mortgage Securities LLC
0.233% due 08/25/2036		17	7
Goldentree Loan Opportunities Ltd.
0.972% due 10/18/2021		1,500	1,492
Gulf Stream Compass CLO Ltd.
0.535% due 01/24/2020		4,735	4,727
Halcyon Structured Asset Management Long/Short Ltd.
0.467% due 10/12/2018		2,436	2,435
HSBC Home Equity Loan Trust
0.482% due 01/20/2034		1,165	1,145
Hyde Park CDO BV
0.569% due 06/14/2022	EUR	3,464	4,408
Landmark CDO Ltd.
0.552% due 07/15/2018		$3,667	3,647
Leopard CLO BV
0.572% due 04/21/2020	EUR	660	849
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034		$34	32
Massachusetts Educational Financing Authority
1.226% due 04/25/2038		929	936
Mercator CLO PLC
0.437% due 02/18/2024	EUR	1,468	1,869
Merrill Lynch Mortgage Investors Trust
0.393% due 08/25/2036		$1,178	1,137
0.483% due 08/25/2036		700	624
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		725	723
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		1,242	1,243
1.593% due 04/20/2019	GBP	868	1,321
Neptune Finance CCS Ltd.
0.891% due 04/20/2020		$2,200	2,194
NOB Hill CLO Ltd.
0.525% due 08/15/2018		3,498	3,481
Oak Hill Credit Partners
0.524% due 05/17/2021		7,803	7,783
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.473% due 12/25/2035		1,020	860
Pacifica CDO Corp.
0.536% due 01/26/2020		2,471	2,466
Panhandle-Plains Higher Education Authority, Inc.
1.404% due 10/01/2035		1,955	1,959
RAAC Series
0.673% due 03/25/2037		900	799

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
0.693% due 12/25/2033		$4,627	$4,640
Residential Asset Securities Corp. Trust
0.513% due 01/25/2036		6,300	5,817
SLC Student Loan Trust
0.355% due 11/15/2021		626	623
4.750% due 06/15/2033		2,059	1,924
SLM Student Loan Trust
0.356% due 10/25/2021		539	539
0.453% due 03/15/2024		2,000	1,910
0.943% due 10/16/2023		2,935	2,938
1.243% due 06/15/2023		3,733	3,745
1.293% due 12/15/2021		1,299	1,305
1.776% due 04/25/2023		730	751
1.843% due 12/15/2017		544	546
3.500% due 08/17/2043		2,603	2,460
South Carolina Student Loan Corp.
1.025% due 03/02/2020		2,000	2,009
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		1,810	1,806
Stone Tower CLO Ltd.
0.533% due 05/26/2017		983	981
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		605	579
0.898% due 03/25/2034		681	625
1.168% due 10/25/2033		1,819	1,721
Wells Fargo Home Equity Trust
0.453% due 05/25/2036		1,100	928
Wood Street CLO BV
0.544% due 11/22/2021	EUR	1,591	2,031

Total Asset-Backed Securities (Cost $138,548)			140,815

SOVEREIGN ISSUES 4.0%
Autonomous Community of Catalonia
4.750% due 06/04/2018		2,700	3,348
Autonomous Community of Valencia
4.375% due 07/16/2015		2,000	2,601
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	7,000	2,185
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		5,873	2,576
10.000% due 01/01/2021		65	28
10.000% due 01/01/2023		64	27
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,175
Kommunalbanken A/S
1.375% due 06/08/2017		7,000	6,979
Mexico Government International Bond
5.000% due 06/16/2016 (d)	MXN	22,778	1,954
6.250% due 06/16/2016		38,000	3,082
Province of Ontario
0.950% due 05/26/2015		$13,900	13,994

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.100% due 10/25/2017		$13,600	$13,277
1.650% due 09/27/2019		2,300	2,199
3.150% due 06/02/2022	CAD	6,300	5,969
3.200% due 09/08/2016		800	794
4.000% due 06/02/2021		1,200	1,219
4.200% due 06/02/2020		100	103
4.300% due 03/08/2017		9,000	9,270
4.400% due 06/02/2019		400	418
Province of Quebec
4.250% due 12/01/2021		2,100	2,160
4.500% due 12/01/2017		600	625
4.500% due 12/01/2018		200	210
Republic of Korea
4.875% due 09/22/2014		$600	626
5.750% due 04/16/2014		500	518

Total Sovereign Issues (Cost $88,642)			87,337

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (e)		5,463	6,523

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		4,000	0

Total Convertible Preferred Securities (Cost $4,450)			6,523

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
DG Funding Trust
2.534% due 07/29/2013 (e)		420	2,972
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)		1,900	2,290

Total Preferred Securities (Cost $6,419)			5,262

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.8%

CERTIFICATES OF DEPOSIT 1.9%
Dexia Credit Local S.A.
1.500% due 09/27/2013		$2,900	2,906
1.700% due 09/06/2013		13,100	13,125
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		20,900	20,797
0.000% due 11/01/2013		3,300	3,286

			40,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 1.2%
British Telecommunications PLC
0.750% due 04/08/2014		$1,600	$1,592
Entergy Corp.
0.800% due 07/15/2013		500	500
Ford Motor Credit Co. LLC
1.021% due 11/01/2013		2,200	2,193
1.021% due 11/08/2013		3,500	3,488
1.021% due 11/12/2013		2,100	2,092
1.021% due 12/20/2013		6,800	6,768
Santander S.A.
2.370% due 01/02/2014		3,700	3,673
Vodafone Group PLC
0.700% due 02/10/2014		5,000	4,984

			25,290

REPURCHASE AGREEMENTS (g) 0.2%
			4,045

MEXICO TREASURY BILLS 1.6%
3.885% due 07/18/2013 - 09/19/2013 (c)	MXN	463,700	35,550

U.S. TREASURY BILLS 0.1%
0.024% due 08/08/2013 - 05/01/2014 (c)(h)(k)		$2,441	2,441

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (f) 24.8%
PIMCO Short-Term Floating NAV Portfolio		109	1
PIMCO Short-Term Floating NAV Portfolio III		53,577,544	535,293

			535,294

Total Short-Term Instruments (Cost $643,864)			642,734

Total Investments 112.0% (Cost $2,438,474)			$2,420,967

Written Options (j) (0.2%) (Premiums $1,649)			(5,365)

Other Assets and Liabilities (Net) (11.8%)			(254,973)

Net Assets 100.0%			$2,160,629

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Principal only security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity, date shown represents next contractual call date.
(f)	Affiliated to the Portfolio.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$500	U.S. Treasury Bonds 2.750% due 08/15/2042	$(521)	$500	$500
SSB	0.010%	06/28/2013	07/01/2013	3,545	Fannie Mae 2.200% due 10/17/2022	(3,620)	3,545	3,545

						$(4,141)	$4,045	$4,045

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended June 30, 2013 was $4,963 at a weighted average interest rate of (0.184%).

Short	Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2043	$35,000	$36,528	$(36,460)
Fannie Mae	6.000%	07/01/2043	20,000	21,759	(21,741)
Freddie Mac	5.000%	07/01/2043	2,000	2,140	(2,135)

				$60,427	$(60,336)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(h)	Securities with an aggregate market value of $991 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (2)
Global/Master Repurchase Agreement
BOA	$500	$(521)	$(21)
SSB	3,545	(3,620)	(75)

Master Securities Forward Transactions Agreement
BCY	0	(20)	(20)
DEU	(2,135)	0	(2,135)
FOB	(21,741)	681	(21,060)
GRE	0	310	310
JPS	(15,626)	0	(15,626)
MSC	0	(116)	(116)
SAL	(20,834)	(290)	(21,124)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	27	$3
3-Month Euribor June Futures	Long	06/2015	8	(7)
3-Month Euribor March Futures	Long	03/2015	10	(7)
90-Day Eurodollar December Futures	Long	12/2015	2,550	(4,138)
90-Day Eurodollar June Futures	Long	06/2015	667	(354)
90-Day Eurodollar March Futures	Long	03/2016	315	(514)
90-Day Eurodollar September Futures	Long	09/2014	3	0

				$(5,017)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Centrally	Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$	343,100	$1,198	$(1,253)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		12,300	1,685	948

						$2,883	$(305)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(i)	Securities with an aggregate market value of $3,726 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(5,003)	$(25)
JPS	(14)	0

Centrally Cleared Swaps
FOB	(199)	4
GSC	64	(21)
MSC	(170)	(20)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	JPY	49,000	$	503	BRC	$9	$0	$9
07/2013		1,305,529		13,224	UAG	60	0	60
07/2013	MXN	73,085		5,966	JPM	334	0	334
07/2013	MYR	727		234	DUB	5	0	5
07/2013		309		100	HUS	2	0	2
07/2013		309		100	JPM	2	0	2
07/2013		1,395		450	UAG	10	0	10
07/2013	$	3,444	JPY	335,700	BRC	0	(59)	(59)
07/2013		3,755		357,400	JPM	0	(151)	(151)
07/2013		600	MYR	1,826	BRC	0	(24)	(24)
07/2013		300		914	FBF	0	(12)	(12)
08/2013	BRL	2,074	$	943	HUS	20	0	20
08/2013		2,769		1,255	MSC	23	0	23
08/2013	IDR	3,968,200		401	HUS	11	0	11
08/2013	MXN	174,524		14,106	MSC	698	0	698
08/2013	$	8,497	BRL	17,265	UAG	0	(814)	(814)
08/2013		100	IDR	992,200	FBF	0	(3)	(3)
08/2013		300		2,976,000	JPM	0	(8)	(8)
09/2013	CAD	22,517	$	22,089	RBC	722	0	722
09/2013	EUR	17,900		22,490	BOA	0	(816)	(816)
09/2013		19,592		26,059	BRC	548	0	548
09/2013		22		29	DUB	0	0	0
09/2013	GBP	5,037		7,825	BPS	168	0	168
09/2013	MXN	3,990		301	BOA	0	(5)	(5)
09/2013		128,947		9,945	BPS	63	0	63
09/2013		36,265		2,811	BRC	31	0	31
09/2013		13,062		1,007	HUS	14	(8)	6
09/2013		102,434		8,001	JPM	159	(9)	150
09/2013		7,877		598	MSC	2	(7)	(5)
09/2013		400		30	UAG	0	(1)	(1)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
09/2013	$	1,046	EUR	787	BRC	$0	$(21)	$(21)
09/2013		8,471		6,354	CBK	0	(197)	(197)
09/2013		13,612		10,163	FBF	0	(379)	(379)
09/2013		20,762		15,823	HUS	0	(159)	(159)
09/2013		2,360		1,788	MSC	0	(32)	(32)
09/2013		2,557	GBP	1,630	CBK	0	(79)	(79)
09/2013		17,612	MXN	217,459	JPM	0	(945)	(945)
12/2013	EUR	17,600	$	22,215	BOA	0	(713)	(713)
01/2014		6,800		8,584	BPS	0	(276)	(276)
04/2014		300		380	CBK	0	(11)	(11)
05/2014		6,700		8,472	BPS	0	(266)	(266)
06/2014		500		634	FBF	0	(18)	(18)

						$2,881	$(5,013)	$(2,132)

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	11,000	$20	$(13)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		11,000	24	(31)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	5	(3)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(7)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		2,700	6	(3)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		2,700	6	(7)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	133,600	85	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		133,600	334	(2,915)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		41,400	126	(745)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		63,800	64	(12)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		63,800	271	(917)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		29,700	151	(427)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	31,900	170	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		14,800	79	(8)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		21,300	126	(12)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	15,900	48	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		15,900	114	(242)

								$1,635	$(5,364)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	2,300	$14	$(1)

Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2012	$719,500	EUR	44,200	$2,465
Sales	659,500		100,800	1,977
Closing Buys	0		0	0
Expirations	(872,200)		(44,200)	(2,759)
Exercised	(6,800)		0	(34)

Balance at 06/30/2013	$500,000	EUR	100,800	$1,649

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.638%	$	1,100	$11	$(14)	$25
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		900	3	5	(2)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		5,100	(32)	(40)	8
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(6)	(16)	10

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%	$	27,000	$(338)	$(52)	$(286)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		1,000	(6)	(10)	4
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.400%		1,200	(12)	(6)	(6)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		400	(2)	(4)	2
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		500	(3)	(5)	2
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.982%		2,300	2	(186)	188
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.593%		1,000	14	(64)	78
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.318%		2,200	42	0	42
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.318%		1,600	33	0	33
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.318%		2,400	49	0	49
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.318%		1,900	45	0	45
General Electric Capital Corp.	DUB	1.000%	03/20/2016	0.709%		100	1	(6)	7
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.310%		1,000	5	(29)	34
General Electric Capital Corp.	MYC	1.000%	06/20/2016	0.766%		200	1	(1)	2
MetLife, Inc.	CBK	1.000%	12/20/2014	0.412%		8,200	74	(217)	291
MetLife, Inc.	FBF	1.000%	12/20/2014	0.412%		1,300	12	(20)	32
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.789%		5,100	26	(39)	65
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.078%		500	(1)	(7)	6
Mexico Government International Bond	BRC	1.000%	03/20/2018	1.232%		4,300	(44)	(7)	(37)
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		3,200	12	(18)	30
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		7,900	21	19	2
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%		100	(1)	0	(1)
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.149%	EUR	6,500	27	(124)	151

							$(67)	$(841)	$774

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$	1,900	$31	$190	$(159)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014		1,000	16	100	(84)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		8,900	246	1,032	(786)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	11	50	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		6,100	168	678	(510)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		500	13	56	(43)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		8,300	229	966	(737)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		386	6	0	6

						$723	$3,072	$(2,349)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG	BRL	16,400	$(304)	$11	$(315)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		300	(6)	0	(6)
Pay	1-Year BRL-CDI	9.120%	01/02/2017	BPS		9,100	(153)	23	(176)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		2,000	(33)	7	(40)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		4,500	(75)	12	(87)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC	MXN	2,500	(4)	(2)	(2)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		7,500	(10)	(5)	(5)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	99,000	$16	$(29)	$45
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	9	(16)	25
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	5	(6)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	13	(7)	20
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	5	2	3

							$(537)	$(10)	$(527)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $10,006 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$(4,712)	$4,789	$77
BPS	(438)	505	67
BRC	690	(600)	90
CBK	(482)	570	88
DUB	107	0	107
FBF	(400)	365	(35)
GLM	(750)	758	8
GST	14	(180)	(166)
HUS	27	0	27
JPM	(1,525)	1,476	(49)
MSC	684	(1,253)	(569)
MYC	(267)	352	85
RBC	722	(670)	52
RYL	(12)	37	25
UAG	(1,036)	989	(47)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$7	$7
Unrealized appreciation on foreign currency contracts	0	0	0	2,881	0	2,881
Unrealized appreciation on OTC swap agreements	0	1,115	0	0	104	1,219

	$0	$1,115	$0	$2,881	$111	$4,107

Liabilities:
Written options outstanding	$0	$0	$0	$1	$5,364	$5,365
Variation margin payable on financial derivative instruments (2)	0	0	0	0	69	69
Unrealized depreciation on foreign currency contracts	0	0	0	5,013	0	5,013
Unrealized depreciation on OTC swap agreements	0	2,690	0	0	631	3,321

	$0	$2,690	$0	$5,014	$6,064	$13,768

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(1)	$(1)
Net realized gain on written options	0	0	0	75	2,683	2,758
Net realized gain on swaps	0	3,220	0	0	987	4,207
Net realized (loss) on foreign currency transactions	0	0	0	(507)	0	(507)

	$0	$3,220	$0	$(432)	$3,669	$6,457

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(5,089)	$(5,089)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	13	(5,216)	(5,203)
Net change in unrealized (depreciation) on swaps	0	(4,762)	0	0	(1,802)	(6,564)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	3,906	0	3,906

	$0	$(4,762)	$0	$3,919	$(12,107)	$(12,950)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(5,017) and open centrally cleared swaps cumulative appreciation/(depreciation) of $(305) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$27,846	$0	$27,846
Corporate Bonds & Notes
Banking & Finance	0	270,666	5,304	275,970
Industrials	0	59,953	0	59,953
Utilities	0	18,593	0	18,593
Municipal Bonds & Notes
Alabama	0	6,781	0	6,781
California	0	2,845	0	2,845
New York	0	14,813	0	14,813
Pennsylvania	0	9,392	0	9,392
Texas	0	478	0	478
U.S. Government Agencies	0	853,289	2	853,291
U.S. Treasury Obligations	0	152,731	0	152,731
Mortgage-Backed Securities	0	109,579	6,024	115,603
Asset-Backed Securities	0	137,480	3,335	140,815
Sovereign Issues	0	87,337	0	87,337
Convertible Preferred Securities
Banking & Finance	6,523	0	0	6,523
Industrials	0	0	0	0
Preferred Securities
Banking & Finance	0	2,290	2,972	5,262
Short-Term Instruments
Certificates of Deposit	0	40,114	0	40,114
Commercial Paper	0	25,290	0	25,290
Repurchase Agreements	0	4,045	0	4,045

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mexico Treasury Bills	$0	$35,550	$0	$35,550
U.S. Treasury Bills	0	2,441	0	2,441
Central Funds Used for Cash Management Purposes	535,294	0	0	535,294
	$541,817	$1,861,513	$17,637	$2,420,967

Short Sales, at value
U.S. Government Agencies	$0	$(60,336)	$0	$(60,336)

Financial Derivative Instruments - Assets
Credit Contracts	0	1,115	0	1,115
Foreign Exchange Contracts	0	2,881	0	2,881
Interest Rate Contracts	3	1,052	0	1,055
	$3	$5,048	$0	$5,051

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(2,690)	0	(2,690)
Foreign Exchange Contracts	0	(5,014)	0	(5,014)
Interest Rate Contracts	(5,020)	(7,248)	0	(12,268)
	$(5,020)	$(14,952)	$0	$(19,972)

Totals	$536,800	$1,791,273	$17,637	$2,345,710

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were assets and liabilities valued at $6,523 transferred from Level 2 to Level 1 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,021	$3,463	$(100)	$0	$0	$(80)	$0	$0	$5,304	$(79)
U.S. Government Agencies	2	0	0	0	0	0	0	0	2	0
Mortgage-Backed Securities	0	6,132	(59)	(1)	0	(48)	0	0	6,024	(48)
Asset-Backed Securities	3,732	0	(403)	0	0	6	0	0	3,335	14
Convertible Preferred Securities
Industrials	0	0	0	0	0	0	0	0	0	0
Preferred Securities
Banking & Finance	3,084	0	0	0	0	(112)	0	0	2,972	(112)

Totals	$8,839	$9,595	$(562)	$(1)	$0	$(234)	$0	$0	$17,637	$(225)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,870	Benchmark Pricing	Base Price	100.82
	3,434	Third Party Vendor	Broker Quote	98.12
U.S. Government Agencies	2	Benchmark Pricing	Base Price	97.88
Mortgage-Backed Securities	6,024	Benchmark Pricing	Base Price	100.00-111.50
Asset-Backed Securities	3,335	Third Party Vendor	Broker Quote	102.42
Convertible Preferred Securities
Industrials	0	Other Valuation Techniques (3)	—	—
Preferred Securities
Banking & Finance	2,972	Benchmark Pricing	Base Price	$ 7,183.47

Total	$17,637

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Low Duration Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to

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shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance

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Notes to Financial Statements (Cont.)

with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These

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securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing

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Notes to Financial Statements (Cont.)

process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as

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“tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments,

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Notes to Financial Statements (Cont.)

if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets

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June 30, 2013 (Unaudited)

and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the

Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman

Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$11,878	$5,115

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1	$0	$0	$0	$0	$1	$0	$0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$109,664	$604,562	$(178,800)	$(27)	$(106)	$535,293	$462	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$2,849,077	$2,972,084	$230,434	$360,646

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	684	$7,360	1,461	$15,525
Administrative Class	18,053	193,721	42,603	453,976
Advisor Class	11,260	120,488	22,060	233,999
Issued as reinvestment of distributions
Institutional Class	51	546	114	1,203
Administrative Class	1,224	13,131	2,487	26,451
Advisor Class	427	4,580	795	8,460
Cost of shares redeemed
Institutional Class	(365)	(3,930)	(2,620)	(27,778)
Administrative Class	(17,279)	(185,345)	(31,226)	(331,009)
Advisor Class	(4,698)	(50,245)	(10,877)	(115,656)
Net increase resulting from Portfolio share transactions	9,357	$100,306	24,797	$265,171

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 53% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

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Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$2,439,293	$15,505	$(33,831)	$(18,326)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

36	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International	JPS	JPMorgan Securities, Inc.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
EUR	Euro	JPY	Japanese Yen	USD	United States Dollar

Exchange Abbreviations:
OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDO	Collateralized Debt Obligation	FDIC	Federal Deposit Insurance Corp.

SEMIANNUAL REPORT	JUNE 30, 2013	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT49SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Money Market Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Government Agency Debt	30.4%
Government Agency Repurchase Agreements	21.8%
Treasury Debt	20.0%
Repurchase Agreements	13.9%
Treasury Repurchase Agreements	12.0%
Other	1.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Money Market Portfolio Administrative Class	0.00%	0.00%	0.01%	0.04%	0.21%	1.58%	2.09%
Citigroup 3-Month Treasury Bill Index±			0.03%	0.08%	0.23%	1.63%	2.17%
Lipper Money Market Fund Index±±			0.01%	0.01%	0.25%	1.55%	2.04%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.32% for Administrative Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corporation (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper, Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,000.10	$1,024.05
Expenses Paid During Period†	$0.74	$0.75
Net Annualized Expense Ratio††	0.15%	0.15%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity remained constant over the reporting period, which contributed to returns as short-term interest rates decreased.

»	The Portfolio maintained a large allocation to high quality repurchase agreements in order to maintain a high degree of liquidity and minimize interest rate risk in the short end of the yield curve.

»	The Portfolio maintained an allocation to Agency debt, which provided a yield advantage over U.S. Treasury Bills.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.02
Total income from investment operations	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.02
Dividends from net investment income	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^	(0.02)
Total distributions	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^	(0.02)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%		0.06%	0.06%	0.05%	0.11%	2.24%
Net assets end of year or period (000s)	$28,576		$28,913	$39,286	$47,775	$55,381	$58,511
Ratio of expenses to average net assets	0.15	%*(b)	0.17%	0.11%	0.22%	0.33%	0.48%
Ratio of expenses to average net assets excluding waivers	0.48	%*(b)	0.47%	0.47%	0.47%	0.50%	0.48%
Ratio of expenses to average net assets excluding interest expense	0.14	%*(b)	0.17%	0.11%	0.22%	0.33%	0.48%
Ratio of expenses to average net assets excluding interest expense and waivers	0.47	%*(b)	0.47%	0.47%	0.47%	0.50%	0.48%
Ratio of net investment income to average net assets	0.00	%*†	0.03%	0.04%	0.04%	0.08%	2.58%

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
†	Reflects an amount less than 0.005%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective July 1, 2013, the Class’s distribution and/or service (12b-1) fees were decreased by 0.15% to an annual rate of 0.00%.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$24,723
Repurchase agreements, at value	22,600
Cash	96
Receivable for Portfolio shares sold	4
Interest and dividends receivable	21
47,444

Liabilities:
Payable for Portfolio shares redeemed	$41
Accrued investment advisory fees	4
Accrued supervisory and administrative fees	1
46

Net Assets	$47,398

Net Assets Consist of:
Paid in capital	$47,378
(Overdistributed) net investment income	(4)
Accumulated undistributed net realized gain	24
$47,398

Net Assets:
Institutional Class	$18,822
Administrative Class	28,576

Shares Issued and Outstanding:
Institutional Class	18,814
Administrative Class	28,565

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments	$24,723
Cost of Repurchase Agreements	$22,600

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$38
Total Income	38

Expenses:
Investment advisory fees	29
Supervisory and administrative fees	48
Servicing fees - Administrative Class	21
Interest expense	2
Miscellaneous expense	1
Total Expenses	101
Waiver and/or Reimbursement by PIMCO	(64)
Net Expenses	37

Net Investment Income	1

Net Realized Gain:
Net realized gain on investments	2
Net Gain	2

Net Increase in Net Assets Resulting from Operations	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

(Decrease) in Net Assets from:

Operations:
Net investment income	$1	$70
Net realized gain	2	39
Net increase resulting from operations	3	109

Distributions to Shareholders:
From net investment income
Institutional Class	(2)	(86)
Administrative Class	(3)	(21)

Total Distributions	(5)	(107)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(3,062)	(192,760)

Total (Decrease) in Net Assets	(3,064)	(192,758)

Net Assets:
Beginning of period	50,462	243,220
End of period*	$47,398	$50,462

*Including (overdistributed) net investment income of:	$(4)	$0

**	See note 9 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 99.8%

GOVERNMENT AGENCY DEBT 30.4%
Federal Farm Credit Bank
2.625% due 04/17/2014	$275	$280
Federal Home Loan Bank
0.120% due 07/12/2013	6,800	6,800
0.140% due 09/04/2013	7,000	7,000
Freddie Mac
0.135% due 02/04/2014	298	298

		14,378

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (b) 27.4%
		13,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TREASURY DEBT 21.8%
U.S. Treasury Bills
0.147% due 05/29/2014 - 06/26/2014 (a)	$900	$899

U.S. Treasury Notes
0.250% due 01/31/2014	650	650
0.250% due 02/28/2014	500	500
0.250% due 03/31/2014	500	501
0.250% due 04/30/2014	350	350
0.250% due 05/31/2014	375	375
0.750% due 12/15/2013	4,200	4,211
1.000% due 01/15/2014	2,145	2,154
1.250% due 02/15/2014	700	705

		9,446

MARKET VALUE (000S)
TREASURY REPURCHASE AGREEMENTS (b) 20.2%
$9,600

Total Short-Term Instruments (Cost $47,323)	47,323

Total Investments 99.8% (Cost $47,323)	$47,323

Other Assets and Liabilities (Net) 0.2%	75

Net Assets 100.0%	$47,398

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
Government Agency Repurchase Agreements
BPS	0.200%	06/28/2013	07/01/2013	$5,700	Fannie Mae 3.500% due 05/01/2043	$(5,908)	$5,700	$5,700
GSC	0.150%	06/28/2013	07/01/2013	2,300	Freddie Mac 3.000% due 06/01/2043	(2,384)	2,300	2,300
MSC	0.220%	06/28/2013	07/01/2013	400	Fannie Mae 1.600% due 12/24/2020	(409)	400	400
RYL	0.210%	06/28/2013	07/01/2013	2,300	Freddie Mac 4.375% due 07/17/2015	(2,350)	2,300	2,300
SAL	0.220%	06/28/2013	07/01/2013	2,300	Freddie Mac 1.620% due 11/21/2019	(2,332)	2,300	2,300

Treasury Repurchase Agreements
BRC	0.180%	06/28/2013	07/01/2013	3,900	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(3,995)	3,900	3,900
TDM	0.190%	06/28/2013	07/01/2013	5,700	U.S. Treasury Notes 1.000% due 03/31/2017	(5,844)	5,700	5,700

						$(23,222)	$22,600	$22,600

(1)	Includes accrued interest.

Collateral (Received) for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
BPS	$5,700	$(5,908)	$(208)
BRC	3,900	(3,995)	(95)
GSC	2,300	(2,384)	(84)
MSC	400	(409)	(9)
RYL	2,300	(2,350)	(50)
SAL	2,300	(2,332)	(32)
TDM	5,700	(5,844)	(144)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Money Market Portfolio (Cont.)

June 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$14,378	$0	$14,378
Government Agency Repurchase Agreements	0	13,000	0	13,000
Treasury Debt	0	9,446	0	9,446
U.S. Treasury Bills	0	899	0	899
Treasury Repurchase Agreements	0	9,600	0	9,600
	$0	$47,323	$0	$47,323

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements (Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which

SEMIANNUAL REPORT	JUNE 30, 2013	15

Notes to Financial Statements (Cont.)

potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. Pacific Investment Management Company LLC (“PIMCO”), as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s Supervisory and Administrative Fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2013, the recoverable amount to PIMCO was $1,200,313.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio did not engage in any purchase and sales of securities from or to certain funds.

Purchases	Sales
$0	$0

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,183	$2,182	21,121	$21,121
Administrative Class	4,650	4,649	4,813	4,813
Issued as reinvestment of distributions
Institutional Class	2	2	86	86
Administrative Class	3	3	21	21
Cost of shares redeemed
Institutional Class	(4,910)	(4,910)	(203,584)	(203,584)
Administrative Class	(4,988)	(4,988)	(15,217)	(15,217)
Net (decrease) resulting from Portfolio share transactions	(3,060)	$(3,062)	(192,760)	$(192,760)

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio.

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$47,323	$0	$0	$0

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

18	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT53SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Money Market Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Money Market Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, foreign (non-U.S.) investment risk and management risk. A complete description of these risks is contained in the Portfolio’s prospectus. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Money Market Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Government Agency Debt	30.4%
Government Agency Repurchase Agreements	21.8%
Treasury Debt	20.0%
Repurchase Agreements	13.9%
Treasury Repurchase Agreements	12.0%
Other	1.9%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Money Market Portfolio Institutional Class	0.00%	0.00%	0.01%	0.05%	0.23%	1.67%	2.06%
Citigroup 3-Month Treasury Bill Index±			0.03%	0.08%	0.23%	1.63%	2.05%	**
Lipper Money Market Fund Index±±			0.01%	0.01%	0.25%	1.55%	1.92%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.32% for Institutional Class shares.

Money market funds are not insured or guaranteed by Federal Deposit Insurance Corporation (FDIC) or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

±± Lipper Money Market Fund Index is an average of the 30 largest equal weighted Money Market Funds as compiled by Lipper, Inc. It does not reflect deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,000.10	$1,024.05
Expenses Paid During Period†	$0.74	$0.75
Net Annualized Expense Ratio††	0.15%	0.15%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 6 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 97% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 3% of its total assets in money market securities that are in the second-highest rating category for short-term obligations that have a remaining maturity of 45 days or less.

»	The Portfolio focused its investments in high quality, short maturity assets and ended the reporting period with a high average quality.

»	The Portfolio’s weighted average maturity remained constant over the reporting period, which contributed to returns as short-term interest rates decreased.

»	The Portfolio maintained a large allocation to high quality repurchase agreements in order to maintain a high degree of liquidity and minimize interest rate risk in the short end of the yield curve.

»	The Portfolio maintained an allocation to Agency debt, which provided a yield advantage over U.S. Treasury Bills.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Money Market Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (a)	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.02
Total income from investment operations	0.00	^	0.00 ^	0.00 ^	0.00 ^	0.00 ^	0.02
Dividends from net investment income	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^	(0.02)
Total distributions	(0.00	)^	(0.00)^	(0.00)^	(0.00)^	(0.00)^	(0.02)
Net asset value end of year or period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%		0.06%	0.06%	0.05%	0.14%	2.39%
Net assets end of year or period (000s)	$18,822		$21,549	$203,934	$211,196	$210,746	$217,370
Ratio of expenses to average net assets	0.15	%*	0.17%	0.11%	0.22%	0.31%	0.33%
Ratio of expenses to average net assets excluding waivers	0.33	%*	0.32%	0.32%	0.32%	0.35%	0.33%
Ratio of expenses to average net assets excluding interest expense	0.14	%*	0.17%	0.11%	0.22%	0.31%	0.33%
Ratio of expenses to average net assets excluding interest expense and waivers	0.32	%*	0.32%	0.32%	0.32%	0.35%	0.33%
Ratio of net investment income to average net assets	0.01	%*	0.04%	0.04%	0.04%	0.10%	2.35%

+	Unaudited
*	Annualized
^	Reflects an amount rounding to less than one cent.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$24,723
Repurchase agreements, at value	22,600
Cash	96
Receivable for Portfolio shares sold	4
Interest and dividends receivable	21
47,444

Liabilities:
Payable for Portfolio shares redeemed	$41
Accrued investment advisory fees	4
Accrued supervisory and administrative fees	1
46

Net Assets	$47,398

Net Assets Consist of:
Paid in capital	$47,378
(Overdistributed) net investment income	(4)
Accumulated undistributed net realized gain	24
$47,398

Net Assets:
Institutional Class	$18,822
Administrative Class	28,576

Shares Issued and Outstanding:
Institutional Class	18,814
Administrative Class	28,565

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$1.00
Administrative Class	1.00

Cost of Investments	$24,723
Cost of Repurchase Agreements	$22,600

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Money Market Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$38
Total Income	38

Expenses:
Investment advisory fees	29
Supervisory and administrative fees	48
Servicing fees - Administrative Class	21
Interest expense	2
Miscellaneous expense	1
Total Expenses	101
Waiver and/or Reimbursement by PIMCO	(64)
Net Expenses	37

Net Investment Income	1

Net Realized Gain:
Net realized gain on investments	2
Net Gain	2

Net Increase in Net Assets Resulting from Operations	$3

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Money Market Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

(Decrease) in Net Assets from:

Operations:
Net investment income	$1	$70
Net realized gain	2	39
Net increase resulting from operations	3	109

Distributions to Shareholders:
From net investment income
Institutional Class	(2)	(86)
Administrative Class	(3)	(21)

Total Distributions	(5)	(107)

Portfolio Share Transactions:
Net (decrease) resulting from Portfolio share transactions**	(3,062)	(192,760)

Total (Decrease) in Net Assets	(3,064)	(192,758)

Net Assets:
Beginning of period	50,462	243,220
End of period*	$47,398	$50,462

*Including (overdistributed) net investment income of:	$(4)	$0

**	See note 9 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Money Market Portfolio

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 99.8%

GOVERNMENT AGENCY DEBT 30.4%
Federal Farm Credit Bank
2.625% due 04/17/2014	$275	$280
Federal Home Loan Bank
0.120% due 07/12/2013	6,800	6,800
0.140% due 09/04/2013	7,000	7,000
Freddie Mac
0.135% due 02/04/2014	298	298

		14,378

GOVERNMENT AGENCY REPURCHASE AGREEMENTS (b) 27.4%
		13,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TREASURY DEBT 21.8%
U.S. Treasury Bills
0.147% due 05/29/2014 - 06/26/2014 (a)	$900	$899

U.S. Treasury Notes
0.250% due 01/31/2014	650	650
0.250% due 02/28/2014	500	500
0.250% due 03/31/2014	500	501
0.250% due 04/30/2014	350	350
0.250% due 05/31/2014	375	375
0.750% due 12/15/2013	4,200	4,211
1.000% due 01/15/2014	2,145	2,154
1.250% due 02/15/2014	700	705

		9,446

MARKET VALUE (000S)
TREASURY REPURCHASE AGREEMENTS (b) 20.2%
$9,600

Total Short-Term Instruments (Cost $47,323)	47,323

Total Investments 99.8% (Cost $47,323)	$47,323

Other Assets and Liabilities (Net) 0.2%	75

Net Assets 100.0%	$47,398

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
Government Agency Repurchase Agreements
BPS	0.200%	06/28/2013	07/01/2013	$5,700	Fannie Mae 3.500% due 05/01/2043	$(5,908)	$5,700	$5,700
GSC	0.150%	06/28/2013	07/01/2013	2,300	Freddie Mac 3.000% due 06/01/2043	(2,384)	2,300	2,300
MSC	0.220%	06/28/2013	07/01/2013	400	Fannie Mae 1.600% due 12/24/2020	(409)	400	400
RYL	0.210%	06/28/2013	07/01/2013	2,300	Freddie Mac 4.375% due 07/17/2015	(2,350)	2,300	2,300
SAL	0.220%	06/28/2013	07/01/2013	2,300	Freddie Mac 1.620% due 11/21/2019	(2,332)	2,300	2,300

Treasury Repurchase Agreements
BRC	0.180%	06/28/2013	07/01/2013	3,900	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2021	(3,995)	3,900	3,900
TDM	0.190%	06/28/2013	07/01/2013	5,700	U.S. Treasury Notes 1.000% due 03/31/2017	(5,844)	5,700	5,700

						$(23,222)	$22,600	$22,600

(1)	Includes accrued interest.

Collateral (Received) for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of June 30, 2013:

Counterparty	Total Market Value	Collateral (Received)	Net Exposures (2)
Global/Master Repurchase Agreement
BPS	$5,700	$(5,908)	$(208)
BRC	3,900	(3,995)	(95)
GSC	2,300	(2,384)	(84)
MSC	400	(409)	(9)
RYL	2,300	(2,350)	(50)
SAL	2,300	(2,332)	(32)
TDM	5,700	(5,844)	(144)

(2)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Money Market Portfolio (Cont.)

June 30, 2013 (Unaudited)

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$14,378	$0	$14,378
Government Agency Repurchase Agreements	0	13,000	0	13,000
Treasury Debt	0	9,446	0	9,446
U.S. Treasury Bills	0	899	0	899
Treasury Repurchase Agreements	0	9,600	0	9,600
	$0	$47,323	$0	$47,323

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Money Market Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers two classes of shares: Institutional and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

(b) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(c) Dividends and Distributions to Shareholders Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized gains reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(d) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

SEMIANNUAL REPORT	JUNE 30, 2013	13

Notes to Financial Statements (Cont.)

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

14	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

(b) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in fixed income securities expose the Portfolio to various risks such as but not limited to, interest rate, issuer and foreign (non-U.S.) investments risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

The Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a specific geographic region, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which

SEMIANNUAL REPORT	JUNE 30, 2013	15

Notes to Financial Statements (Cont.)

potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. Pacific Investment Management Company LLC (“PIMCO”), as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

6. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.12%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

To maintain certain net yields for the Portfolio, PIMCO and the Trust’s Distributor have entered into a fee and expense limitation agreement with the Portfolio (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio’s Supervisory and Administrative Fee, any service fees applicable to a class of the Portfolio, or to the extent necessary, the Portfolio’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Portfolio any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed 0.0049% of the class of the Portfolio’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Portfolio to maintain a negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Portfolio will not reimburse PIMCO or its affiliates for any portion of the service fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Portfolio will maintain a positive net yield. As of June 30, 2013, the recoverable amount to PIMCO was $1,200,313.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio did not engage in any purchase and sales of securities from or to certain funds.

Purchases	Sales
$0	$0

8. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

9. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,183	$2,182	21,121	$21,121
Administrative Class	4,650	4,649	4,813	4,813
Issued as reinvestment of distributions
Institutional Class	2	2	86	86
Administrative Class	3	3	21	21
Cost of shares redeemed
Institutional Class	(4,910)	(4,910)	(203,584)	(203,584)
Administrative Class	(4,988)	(4,988)	(15,217)	(15,217)
Net (decrease) resulting from Portfolio share transactions	(3,060)	$(3,062)	(192,760)	$(192,760)

SEMIANNUAL REPORT	JUNE 30, 2013	17

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 74% of the Portfolio.

10. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

11. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$47,323	$0	$0	$0

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

18	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT55SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Real Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	55.7%
Short-Term Instruments	33.1%
Corporate Bonds & Notes	3.1%
Sovereign Issues	2.9%
Other	5.2%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Real Return Portfolio Administrative Class	-8.17%	-5.06%	4.90%	5.29%	7.30%
Barclays U.S. TIPS Index±	-7.39%	-4.78%	4.41%	5.19%	6.92%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Administrative Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$918.30	$1,021.27
Expenses Paid During Period†	$3.38	$3.56
Net Annualized Expense Ratio	0.71%	0.71%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Exposure to U.S. real duration (or sensitivity to changes in real interest rates) was a significant detractor from absolute performance as real yields increased over the reporting period.

»	An overweight to Australian real duration detracted from relative performance as Australian real yields increased over the reporting period.

»	An overweight to Canadian real duration detracted from performance as Canadian real yields increased over the reporting period.

»	Tactical exposure to U.K. inflation-linked bonds at the beginning of the reporting period contributed to relative performance as U.K. real yields fell during this period.

»	Exposure to select non-Agency residential mortgage-backed securities (“RMBS”) benefited relative returns by providing incremental income to the Portfolio.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$14.25	$13.95	$13.14	$12.44	$11.26	$12.57
Net investment income (a)	0.04	0.21	0.28	0.20	0.40	0.45
Net realized/unrealized gain (loss)	(1.20)	1.02	1.24	0.81	1.64	(1.30)
Total income (loss) from investment operations	(1.16)	1.23	1.52	1.01	2.04	(0.85)
Dividends from net investment income	(0.01)	(0.16)	(0.29)	(0.19)	(0.38)	(0.44)
Distributions from net realized capital gains	0.00	(0.77)	(0.42)	(0.12)	(0.48)	(0.02)
Total distributions	(0.01)	(0.93)	(0.71)	(0.31)	(0.86)	(0.46)
Net asset value end of year or period	$13.08	$14.25	$13.95	$13.14	$12.44	$11.26
Total return	(8.17)%	8.75%	11.66%	8.10%	18.36%	(7.03)%
Net assets end of year or period (000s)	$3,105,604	$3,626,656	$2,976,467	$2,293,424	$1,747,803	$1,187,217
Ratio of expenses to average net assets	0.71%*	0.70%	0.65%	0.66%	0.72%	0.71%
Ratio of expenses to average net assets excluding interest expense	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	0.52%*	1.47%	2.02%	1.54%	3.30%	3.62%
Portfolio turnover rate	16%**	46%**	381%**	489%**	689%	1,014%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$4,537,603
Investments in Affiliates, at value	1,602,854
Repurchase agreements, at value	230,440
Cash	1
Deposits with counterparty	41
Foreign currency, at value	820
Receivable for investments sold	8,166
OTC swap premiums paid	2,875
Variation margin receivable on financial derivative instruments	1
Unrealized appreciation on foreign currency contracts	15,432
Unrealized appreciation on OTC swap agreements	4,130
Receivable for Portfolio shares sold	4,095
Interest and dividends receivable	23,005
Dividends receivable from Affiliates	209
Other assets	34
6,429,706

Liabilities:
Payable for investments purchased	$1,852
Payable for investments in Affiliates purchased	209
Payable for sale-buyback transactions	2,692,215
Written options outstanding	10,351
OTC swap premiums received	330
Variation margin payable on financial derivative instruments	297
Unrealized depreciation on foreign currency contracts	20,289
Unrealized depreciation on OTC swap agreements	11,118
Deposits from counterparty	6,960
Payable for Portfolio shares redeemed	5,769
Accrued investment advisory fees	733
Accrued supervisory and administrative fees	733
Accrued distribution fees	86
Accrued servicing fees	373
2,751,315

Net Assets	$3,678,391

Net Assets Consist of:
Paid in capital	$3,724,831
Undistributed net investment income	51,596
Accumulated undistributed net realized gain	47,702
Net unrealized (depreciation)	(145,738)
$3,678,391

Net Assets:
Institutional Class	$131,454
Administrative Class	3,105,604
Advisor Class	441,333

Shares Issued and Outstanding:
Institutional Class	10,047
Administrative Class	237,364
Advisor Class	33,731

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.08
Administrative Class	13.08
Advisor Class	13.08

Cost of Investments	$4,668,473
Cost of Investments in Affiliates	$1,602,863
Cost of Repurchase Agreements	$230,440
Cost of Foreign Currency Held	$837
Premiums Received on Written Options	$6,443

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$24,570
Dividends from Affiliate investments	512
Total Income	25,082

Expenses:
Investment advisory fees	5,056
Supervisory and administrative fees	5,056
Servicing fees - Administrative Class	2,596
Distribution and/or servicing fees - Advisor Class	548
Trustees’ fees	26
Interest expense	1,267
Total Expenses	14,549

Net Investment Income	10,533

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,482
Net realized (loss) on Affiliate investments	(467)
Net realized gain on futures contracts	217
Net realized gain on written options	1,563
Net realized gain on swaps	2,747
Net realized gain on foreign currency transactions	17,955
Net change in unrealized (depreciation) on investments	(353,679)
Net change in unrealized appreciation on Affiliate investments	572
Net change in unrealized (depreciation) on futures contracts	(3,528)
Net change in unrealized (depreciation) on written options	(4,887)
Net change in unrealized (depreciation) on swaps	(6,182)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,452)
Net (Loss)	(345,659)

Net (Decrease) in Net Assets Resulting from Operations	$(335,126)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,533	$56,306
Net realized gain	24,964	59,644
Net realized gain (loss) on Affiliate investments	(467)	276
Net capital gain distributions received from Affiliate investments	0	42
Net change in unrealized appreciation (depreciation)	(370,728)	205,752
Net change in unrealized appreciation (depreciation) on Affiliate investments	572	(698)
Net increase (decrease) resulting from operations	(335,126)	321,322

Distributions to Shareholders:
From net investment income
Institutional Class	(181)	(1,776)
Administrative Class	(1,724)	(35,901)
Advisor Class	(0)^	(3,065)
From net realized capital gains
Institutional Class	0	(7,766)
Administrative Class	0	(186,315)
Advisor Class	0	(20,931)

Total Distributions	(1,905)	(255,754)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(182,533)	523,017

Total Increase (Decrease) in Net Assets	(519,564)	588,585

Net Assets:
Beginning of period	4,197,955	3,609,370
End of period*	$3,678,391	$4,197,955

*Including undistributed net investment income of:	$51,596	$42,968

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Real Return Portfolio

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations	$(335,126)

Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(789,053)
Proceeds from sales of long-term securities	1,140,619
Purchases of short-term portfolio investments, net	(133,841)
(Increase) in deposits with counterparty	(32)
Decrease in receivable for investments sold	56,105
Decrease in interest and dividends receivable	322
(Increase) in OTC swap premiums received (paid)	(1,204)
Increase in payable for investments purchased	1,544
Increase in deposits from counterparty	3,930
(Decrease) in accrued investment advisory fees	(129)
(Decrease) in accrued supervisory and administrative fees	(129)
Increase in accrued distribution fee	2
(Decrease) in accrued servicing fee	(75)
Increase in variation margin (receivable) payable on financial derivative instruments	704
Proceeds from currency transactions	17,875
Net change in unrealized depreciation on investments	353,679
Net change in unrealized (appreciation) on Affiliate investments	(572)
Net change in unrealized depreciation on futures contracts	3,528
Net change in unrealized depreciation on written options	4,887
Net change in unrealized depreciation on swaps	6,182
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	2,452
Net realized (loss) on investments, written options and foreign currency transactions	(21,533)
Net amortization (accretion) on investments	31,216
Net cash provided by operating activities	341,351

Cash flows (used for) financing activities:
Proceeds from shares sold	401,094
Payment on shares redeemed	(583,214)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	1,969,846
Payments on reverse repurchase agreements	(2,124,187)
Proceeds from sale-buyback transactions	7,481,132
Payments on sale-buyback transactions	(7,485,596)
Net cash (used for) financing activities	(340,925)

Net Increase in Cash and Foreign Currency	426

Cash and Foreign Currency:
Beginning of period	395
End of period	$821

* Reinvestment of dividends	$1,905

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$741

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		$1,329	$1,369

Total Bank Loan Obligations (Cost $1,325)			1,369

CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 4.7%
Ally Financial, Inc.
3.475% due 02/11/2014		15,400	15,518
3.672% due 06/20/2014		1,400	1,419
6.750% due 12/01/2014		1,600	1,688
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		3,200	3,212
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	1,000	1,304
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$5,100	5,317
Banco Santander Brasil S.A.
2.373% due 03/18/2014		7,100	7,067
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,000	4,220
BPCE S.A.
2.375% due 10/04/2013		7,900	7,937
Citigroup, Inc.
6.000% due 12/13/2013		6,599	6,753
Commonwealth Bank of Australia
0.553% due 09/17/2014		4,900	4,915
0.697% due 07/12/2013		20,600	20,603
0.773% due 06/25/2014		7,100	7,133
Danske Bank A/S
1.327% due 04/14/2014		13,700	13,761
Dexia Credit Local S.A.
0.756% due 04/29/2014		21,000	21,039
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013	EUR	14,300	18,754
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,524
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100	6,197
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,970
ICICI Bank Ltd.
2.023% due 02/24/2014		3,700	3,708
ING Bank Australia Ltd.
3.469% due 06/24/2014	AUD	800	735
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160	1,171
6.500% due 09/01/2014		1,400	1,463
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,541
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		100	25
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	800
SLM Corp. CPI Linked Bond
2.912% due 04/01/2014		480	482
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		1,500	1,474
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,451

			172,181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.4%
Cardinal Health, Inc.
6.000% due 06/15/2017		$300	$341
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,061
Petrobras International Finance Co.
3.875% due 01/27/2016		10,100	10,440

			15,842

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,408
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	6,100	8,023

			10,431

Total Corporate Bonds & Notes (Cost $195,422)			198,454

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$700	604

Total Municipal Bonds & Notes (Cost $668)			604

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.262% due 12/25/2036		103	98
0.343% due 08/25/2034		141	139
0.543% due 07/25/2037 - 05/25/2042		197	197
0.633% due 05/25/2036		174	175
0.873% due 02/25/2041		5,487	5,553
1.250% due 03/14/2014		10,100	10,176
1.374% due 07/01/2044 - 09/01/2044		77	78
2.445% due 11/01/2024		12	13
2.571% due 05/25/2035		833	856
5.279% due 10/01/2035		496	534
Freddie Mac
0.343% due 10/15/2020		1,162	1,162
0.423% due 02/15/2019		142	142
0.453% due 08/25/2031		76	74
0.643% due 08/15/2033 - 09/15/2042		17,595	17,737
1.374% due 10/25/2044 - 02/25/2045		6,107	6,172
2.367% due 01/01/2034		158	169
2.500% due 10/02/2019		19,600	19,822
5.305% due 12/01/2035		327	352
Ginnie Mae
0.492% due 03/20/2037		6,051	6,085
NCUA Guaranteed Notes
0.643% due 10/07/2020		3,880	3,899
0.753% due 12/08/2020		5,483	5,517
Small Business Administration
5.902% due 02/10/2018		379	416
6.020% due 08/01/2028		1,715	1,954

Total U.S. Government Agencies (Cost $80,715)			81,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 96.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		$180,747	$185,463
0.125% due 01/15/2022 (e)		283,667	277,806
0.125% due 07/15/2022 (e)		372,977	364,527
0.125% due 01/15/2023 (e)(g)(j)		83,146	80,561
0.500% due 04/15/2015		38,736	39,723
0.625% due 07/15/2021 (e)		200,100	206,579
0.625% due 02/15/2043 (e)(g)(j)		53,825	45,242
0.750% due 02/15/2042 (e)		11,221	9,879
1.125% due 01/15/2021		83,872	89,698
1.250% due 04/15/2014		48,236	48,922
1.250% due 07/15/2020		184,360	200,282
1.375% due 01/15/2020		130,116	141,791
1.625% due 01/15/2015 (e)		109,143	113,534
1.625% due 01/15/2018 (e)		18,879	20,670
1.750% due 01/15/2028 (e)		100,144	112,170
1.875% due 07/15/2013 (e)		65,093	65,189
1.875% due 07/15/2015 (e)		41,858	44,525
1.875% due 07/15/2019		65,345	73,689
2.000% due 07/15/2014 (e)		117,100	120,952
2.000% due 01/15/2016 (e)(g)(j)		113,607	122,065
2.000% due 01/15/2026 (e)		158,569	183,104
2.125% due 01/15/2019		16,896	19,111
2.125% due 02/15/2040 (e)		31,529	38,296
2.375% due 01/15/2025 (e)(g)		209,832	249,945
2.375% due 01/15/2027 (e)		132,809	159,776
2.500% due 01/15/2029 (e)		63,709	78,507
2.625% due 07/15/2017 (e)		84,527	95,911
3.625% due 04/15/2028 (e)(g)(j)		67,152	93,182
3.875% due 04/15/2029 (e)(g)		148,559	214,030
U.S. Treasury Notes
2.000% due 02/15/2023		56,400	54,243

Total U.S. Treasury Obligations (Cost $3,672,466)			3,549,372

MORTGAGE-BACKED SECURITIES 4.4%
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,079	2,099
American Home Mortgage Investment Trust
1.914% due 09/25/2045		563	553
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	560	730
1.652% due 11/19/2047		26,700	35,252
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		$49	49
5.492% due 02/10/2051		420	471
5.857% due 06/10/2049		49	50
Banc of America Funding Corp.
2.700% due 02/20/2036		1,343	1,328
5.630% due 01/20/2047 ^		583	445
Banc of America Large Loan Trust
2.493% due 11/15/2015		8,669	8,696
Banc of America Mortgage Trust
2.798% due 06/25/2035		261	241
2.929% due 02/25/2036 ^		906	761
4.871% due 11/25/2034		123	120
6.500% due 09/25/2033		33	34
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		1,000	1,112
5.698% due 06/24/2050		1,600	1,812
BCAP LLC Trust
5.340% due 03/26/2037		2,327	2,146
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		475	472
2.320% due 08/25/2035		388	384

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.470% due 10/25/2035		$1,816	$1,737
2.600% due 03/25/2035		689	682
2.793% due 03/25/2035		188	187
2.836% due 03/25/2035		754	691
2.845% due 01/25/2035		762	709
Bear Stearns Alt-A Trust
2.778% due 03/25/2036 ^		856	564
2.864% due 09/25/2035		2,937	2,419
Chase Mortgage Finance Trust
2.758% due 02/25/2037		128	125
Chaseflex Trust
6.000% due 02/25/2037 ^		771	656
Chevy Chase Funding LLC
0.473% due 01/25/2035		24	21
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		57	56
2.270% due 09/25/2035		299	294
2.290% due 09/25/2035		309	301
2.540% due 05/25/2035		73	71
2.570% due 10/25/2035		1,623	1,565
3.027% due 09/25/2037 ^		1,549	1,237
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		197	224
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,172	2,260
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		9,995	8,135
0.372% due 02/20/2047		845	563
0.373% due 05/25/2047		271	206
0.383% due 09/25/2046		8,720	6,096
0.473% due 12/25/2035		45	37
1.173% due 12/25/2035		220	157
6.000% due 01/25/2037 ^		413	327
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035		242	218
2.710% due 05/20/2036		226	175
2.778% due 11/19/2033		50	48
5.500% due 08/25/2035		528	528
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		2,932	3,239
Deutsche Alt-B Securities, Inc.
0.293% due 10/25/2036 ^		30	15
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		463	457
First Horizon Mortgage Pass-Through Trust
2.545% due 02/25/2035		2,054	2,048
2.615% due 08/25/2035		1,067	1,025
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	360	539
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045		$437	388
0.463% due 11/25/2045		241	199
GS Mortgage Securities Trust
1.103% due 03/06/2020		546	547
1.260% due 03/06/2020		1,500	1,504
4.592% due 08/10/2043		6,000	6,488
GSR Mortgage Loan Trust
2.664% due 09/25/2035		952	940
3.024% due 01/25/2035		577	564
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		130	107
0.472% due 02/19/2036		268	192
0.532% due 06/20/2035		154	142
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	11,651	15,272
IndyMac Mortgage Loan Trust
2.566% due 12/25/2034		$295	282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.845% due 11/25/2035 ^		$1,477	$1,268
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		442	443
5.794% due 02/12/2051		1,300	1,486
JPMorgan Mortgage Trust
2.240% due 07/27/2037		1,342	1,155
2.858% due 07/25/2035		1,149	1,154
2.974% due 07/25/2035		472	467
3.010% due 08/25/2035 ^		598	552
3.094% due 08/25/2035		644	631
4.479% due 02/25/2035		656	658
5.207% due 09/25/2035		273	267
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	251
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		655	671
Mellon Residential Funding Corp.
0.633% due 12/15/2030		292	282
0.893% due 11/15/2031		294	288
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		1,556	1,351
0.443% due 11/25/2035		623	579
1.193% due 10/25/2035		395	391
1.664% due 10/25/2035		1,616	1,568
5.003% due 12/25/2035		528	489
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	225
Morgan Stanley Capital Trust
6.090% due 06/11/2049		600	678
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		914	828
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	1,400	1,832
Residential Accredit Loans, Inc. Trust
0.493% due 08/25/2035		$194	152
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049		2,500	2,778
Sequoia Mortgage Trust
0.392% due 07/20/2036		2,081	1,847
0.892% due 10/19/2026		98	97
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 06/25/2035		88	86
1.563% due 01/25/2035		187	143
2.578% due 02/25/2034		333	331
2.609% due 08/25/2035		274	253
5.500% due 12/25/2034		613	591
Structured Asset Mortgage Investments Trust
0.383% due 06/25/2036		135	106
0.403% due 04/25/2036		539	387
0.442% due 07/19/2035		1,951	1,859
0.852% due 10/19/2034		141	139
Structured Asset Securities Corp.
2.718% due 10/28/2035		100	94
Swan Trust
4.110% due 04/25/2041	AUD	387	356
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,820
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		1,371	1,360
5.088% due 08/15/2041		1,400	1,444
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045		270	242
0.483% due 10/25/2045		1,643	1,494
0.899% due 01/25/2047		1,069	997
0.939% due 05/25/2047		621	527
0.979% due 12/25/2046		143	127
1.174% due 02/25/2046		221	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.368% due 11/25/2042		$33	$30
2.470% due 07/25/2046		959	886
2.470% due 11/25/2046		147	131
2.862% due 12/25/2035		361	331
5.273% due 08/25/2035		315	304
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034		153	155

Total Mortgage-Backed Securities (Cost $162,599)			162,772

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.576% due 10/27/2025		8,622	8,621
AMMC CLO Ltd.
0.498% due 05/03/2018		52	52
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	3,407	4,355
Ares CLO Ltd.
0.502% due 03/12/2018		$1,205	1,197
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034		1,154	1,083
Bear Stearns Asset-Backed Securities Trust
0.853% due 10/25/2032		19	18
Citibank Omni Master Trust
2.943% due 08/15/2018		6,500	6,677
Citigroup Mortgage Loan Trust, Inc.
0.273% due 01/25/2037		232	117
College Loan Corp. Trust
0.526% due 01/25/2024		800	778
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		45	46
Countrywide Asset-Backed Certificates
0.373% due 07/25/2036		3,321	3,222
0.443% due 04/25/2036		225	219
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		104	49
Duane Street CLO Ltd.
0.525% due 11/08/2017		137	137
Equity One ABS, Inc.
0.493% due 04/25/2034		91	76
First Franklin Mortgage Loan Trust
0.533% due 11/25/2035		12,957	12,478
GSAMP Trust
0.263% due 12/25/2036		120	60
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	371	477
Harvest CLO S.A.
0.825% due 03/29/2017		137	178
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		$9	4
Landmark CDO Ltd.
0.575% due 06/01/2017		651	650
Magi Funding PLC
0.578% due 04/11/2021	EUR	1,653	2,109
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037		$27	7
0.313% due 02/25/2037		439	192
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036		14	6
Nautique Funding Ltd.
0.527% due 04/15/2020		962	944
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		159	158
Nelnet Student Loan Trust
0.976% due 07/25/2018		432	433

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina State Education Assistance Authority
0.726% due 10/26/2020		$3,278	$3,281
NYLIM Flatiron CLO Ltd.
0.495% due 08/08/2020		600	590
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035		37	37
Park Place Securities, Inc.
0.453% due 09/25/2035		31	30
Penta CLO S.A.
0.518% due 06/04/2024	EUR	3,970	4,919
RAAC Series
0.363% due 11/25/2036		$148	147
Renaissance Home Equity Loan Trust
0.953% due 12/25/2032		65	49
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		394	116
SLM Student Loan Trust
0.316% due 04/25/2019		8,800	8,685
0.386% due 04/25/2017		19	19
0.726% due 01/25/2017		701	703
1.776% due 04/25/2023		11,827	12,173
1.843% due 12/15/2017		470	472
2.350% due 04/15/2039		1,603	1,608
Soundview Home Loan Trust
0.253% due 11/25/2036		63	23
Structured Asset Securities Corp.
1.694% due 04/25/2035		720	672
Symphony CLO Ltd.
0.515% due 05/15/2019		3,100	3,075
Wood Street CLO BV
0.587% due 03/29/2021	EUR	503	642

Total Asset-Backed Securities (Cost $79,613)			81,584

SOVEREIGN ISSUES 5.0%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	700	772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 09/20/2025	AUD	1,700	$2,003
4.000% due 08/20/2015		200	326
4.000% due 08/20/2020		19,900	33,458
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	2,600	2,869
6.000% due 08/15/2040		7,000	7,904
6.000% due 08/15/2050		5,900	6,720
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	7,385	9,188
Instituto de Credito Oficial
1.966% due 03/25/2014	EUR	16,900	22,033
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700	3,880
2.750% due 11/20/2025		17,000	19,244
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	43,737	59,745
United Kingdom Gilt
1.250% due 11/22/2017 (b)	GBP	515	879
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016		2,900	15,053
Xunta de Galicia
6.131% due 04/03/2018	EUR	900	1,248

Total Sovereign Issues (Cost $199,186)			185,322

SHORT-TERM INSTRUMENTS 57.5%

CERTIFICATES OF DEPOSIT 1.7%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$40,200	40,266
1.700% due 09/06/2013		20,300	20,339

			60,605

COMMERCIAL PAPER 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		700	698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Standard Chartered Bank
0.950% due 10/01/2013		$33,300	$33,283

			33,981

REPURCHASE AGREEMENTS (d) 6.3%
			230,440

ITALY TREASURY BILLS 1.0%
1.728% due 09/13/2013 (a)	EUR	27,650	35,953

U.S. TREASURY BILLS 4.0%
0.117% due 08/15/2013 - 05/29/2014 (a)(e)(j)		$145,642	145,499

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 43.6%
PIMCO Short-Term Floating NAV Portfolio		160,189,319	1,602,854

Total Short-Term Instruments (Cost $2,108,740)			2,109,332

PURCHASED OPTIONS (h) 0.0%
(Cost $1,042)			768

Total Investments 173.2% (Cost $6,501,776)			$6,370,897

Written Options (f)(i) (0.3%) (Premiums $6,443)			(10,351)

Other Assets and Liabilities (Net) (72.9%)			(2,682,155)

Net Assets 100.0%			$3,678,391

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$440	Fannie Mae 2.200% due 10/17/2022	$(451)	$440	$440
TDM	0.100%	06/19/2013	07/09/2013	230,000	U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 07/15/2014 - 07/15/2022	(213,854)	230,000	230,000
					U.S. Treasury Notes 1.625% - 1.750% due 05/15/2022 - 08/15/2022	(24,644)

						$(238,949)	$230,440	$230,440

(1)	Includes accrued interest.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/14/2013	07/12/2013	$49,999	$(50,011)
MSC	0.100%	05/14/2013	07/09/2013	9,153	(9,156)
	0.160%	05/06/2013	07/12/2013	70,573	(70,612)
	0.160%	05/07/2013	07/11/2013	35,603	(35,621)
	0.170%	05/07/2013	07/11/2013	32,569	(32,600)
	0.170%	05/09/2013	07/10/2013	25,197	(25,210)
TDM	0.100%	05/24/2013	07/08/2013	8,899	(8,900)
	0.130%	06/04/2013	07/02/2013	10,618	(10,619)
	0.130%	06/12/2013	07/02/2013	41,513	(41,517)
	0.130%	06/12/2013	07/05/2013	372,977	(373,046)
	0.130%	06/13/2013	07/05/2013	585,686	(585,831)
	0.140%	05/20/2013	07/08/2013	224,970	(225,023)
	0.140%	05/20/2013	07/12/2013	27,168	(27,177)
	0.140%	06/04/2013	07/02/2013	7,127	(7,127)
	0.140%	06/10/2013	07/08/2013	223,812	(223,823)
	0.140%	06/17/2013	07/05/2013	203,974	(203,981)
	0.140%	06/18/2013	07/08/2013	533,426	(533,638)
	0.140%	06/18/2013	07/09/2013	5,744	(5,745)
	0.180%	02/04/2013	07/10/2013	21,370	(21,399)
	0.200%	02/27/2013	07/10/2013	200,821	(201,179)

					$(2,692,215)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,270,750 at a weighted average interest rate of 0.196%.
(3)	Payable for sale-buyback transactions includes $585 of deferred price drop on sale-buyback transactions.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $2,684,245 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$440	$(451)	$(11)
TDM	230,000	(237,548)	(7,548)

Master Securities Forward Transactions Agreement
BCY	(50,011)	49,885	(126)
MSC	(173,199)	172,676	(523)
TDM	(2,469,005)	2,460,733	(8,272)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	216	$122	$(621)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	216	68	(6)

				$190	$(627)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	1,336	$(2,155)
90-Day Eurodollar September Futures	Long	09/2015	551	(512)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	63	(182)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	88	(357)

				$(3,206)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Centrally	Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$100	$(3)	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	59,100	$8,096	$4,128

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $6,822 and cash of $41 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(627)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
MSC	$(3,206)	$0

Centrally Cleared Swaps
DEU	666	(42)
FOB	3,462	(254)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	94,795	$	92,922	CBK	$6,279	$0	$6,279
07/2013	EUR	7,170		9,269	BRC	0	(64)	(64)
07/2013		505		673	FBF	16	0	16
07/2013		214,439		276,991	MSC	0	(2,133)	(2,133)
07/2013		214,439		284,684	UAG	5,560	0	5,560
07/2013	GBP	22,096		33,498	HUS	0	(109)	(109)
07/2013	INR	1,470,684		24,864	UAG	220	0	220
07/2013	JPY	552,600		5,638	FBF	66	0	66
07/2013		1,199,200		12,403	HUS	312	0	312
07/2013		675,300		6,829	JPM	19	0	19
07/2013		48,600		495	RBC	5	0	5
07/2013		663,600		6,722	UAG	30	0	30

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	16,219	AUD	16,820	DUB	$0	$(845)	$(845)
07/2013		1,005		1,042	HUS	0	(52)	(52)
07/2013		4,316		4,490	JPM	0	(212)	(212)
07/2013		13,793	EUR	10,382	BRC	0	(279)	(279)
07/2013		199,047		152,154	CBK	0	(996)	(996)
07/2013		4,677		3,507	HUS	0	(112)	(112)
07/2013		64,681		49,230	JPM	0	(601)	(601)
07/2013		284,684		214,439	MSC	0	(5,560)	(5,560)
07/2013		9,060		6,841	RYL	0	(156)	(156)
07/2013		16,879	GBP	10,972	BRC	0	(191)	(191)
07/2013		17,258		11,124	DUB	21	(360)	(339)
07/2013		4,778	INR	259,900	BRC	0	(423)	(423)
07/2013		5,971		325,651	CBK	0	(514)	(514)
07/2013		3,890		211,694	HUS	0	(343)	(343)
07/2013		2,509		137,167	JPM	0	(210)	(210)
07/2013		9,549		536,272	UAG	0	(563)	(563)
07/2013		1,325	JPY	125,500	BPS	0	(60)	(60)
07/2013		13,880		1,307,400	FBF	0	(697)	(697)
07/2013		28,610		2,783,900	RYL	0	(539)	(539)
07/2013	ZAR	12,988	$	1,424	BOA	116	0	116
08/2013	BRL	2,571		1,162	BOA	20	(2)	18
08/2013		2,395		1,097	BRC	31	0	31
08/2013		1,017		455	DUB	3	0	3
08/2013		5,685		2,606	FBF	76	0	76
08/2013		3,400		1,500	HUS	0	(13)	(13)
08/2013		17,812		8,021	MSC	125	(31)	94
08/2013	EUR	147,737		193,189	CBK	864	0	864
08/2013	GBP	10,972		16,876	BRC	191	0	191
08/2013	$	22,839	BRL	46,404	UAG	0	(2,188)	(2,188)
09/2013	CAD	44,678	$	43,829	RBC	1,432	0	1,432
09/2013	EUR	27,318		35,437	BRC	0	(133)	(133)
09/2013	$	3,189	CAD	3,261	DUB	0	(94)	(94)
09/2013		29,656		30,267	JPM	0	(934)	(934)
09/2013		7,233	EUR	5,395	CBK	0	(208)	(208)
09/2013		2,152		1,606	FBF	0	(61)	(61)
09/2013		28,211	MXN	350,469	UAG	0	(1,350)	(1,350)
10/2013	INR	332,236	$	5,491	BRC	23	(3)	20
10/2013		164,762		2,730	DUB	23	(6)	17
10/2013		32,097		526	JPM	0	(2)	(2)
10/2013		68,004		1,115	UAG	0	(5)	(5)
10/2013	$	24,456	INR	1,470,684	UAG	0	(240)	(240)

						$15,432	$(20,289)	$(4,857)

(h)	Purchased Options:

Interest	Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	20,500	$1,042	$768

(i)	Written Options:

Interest	Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013	$	21,300	$73	$0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		21,300	73	(463)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		87,100	157	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		87,100	435	(1,893)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	35,500	72	(2)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		13,800	24	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Interest	Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	23,100	$45	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	8,400	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		8,400	21	(183)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		24,000	63	(385)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		6,600	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		6,600	18	(144)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		17,200	57	(276)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(578)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		66,300	184	(1,193)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		42,400	24	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		42,400	107	(925)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		68,600	348	(986)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	35,600	183	(20)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,200	28	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		9,400	48	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,000	24	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	21,100	74	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,300	82	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		24,700	118	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,900	16	(105)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,400	59	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		27,800	482	(482)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		29,400	137	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		76,200	1,319	(1,319)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,900	65	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,900	80	(288)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		8,400	26	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		8,400	60	(319)

								$5,547	$(9,577)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	12,600	$120	$(6)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		13,000	115	(6)

							$235	$(12)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$33,400	$298	$(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	57	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	33	(7)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	3,900	34	(28)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	49	(41)

						$471	$(135)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	0	$654,100	EUR	14,300	JPY	0	$5,759
Sales	432	1,533,900		193,300		3,400,000	8,168
Closing Buys	0	(274,200)		0		0	(2,210)
Expirations	0	(759,200)		(80,000)		(3,400,000)	(4,012)
Exercised	0	(207,500)		0		0	(1,262)

Balance at 06/30/2013	432	$947,100	EUR	127,600	JPY	0	$6,443

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.397%	$	300	$(2)	$0	$(2)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	0.459%		3,500	(58)	0	(58)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.459%		1,500	(25)	0	(25)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.213%		2,000	(28)	0	(28)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.213%		2,000	(18)	0	(18)

								$(131)	$0	$(131)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$	800	$(54)	$(27)	$(27)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	09/01/2016	BPS	EUR	66,000	$2,182	$71	$2,111
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	BPS		38,800	1,448	0	1,448
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BOA		4,700	156	123	33
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		3,000	100	47	53
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		28,600	948	761	187
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		8,800	292	140	152
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BOA		38,600	100	(46)	146
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	56,100	(501)	(200)	(301)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		100	0	0	0
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		30,100	(156)	38	(194)
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		116,300	(596)	137	(733)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		57,900	(352)	(13)	(339)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		67,100	(377)	51	(428)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		26,900	(46)	132	(178)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		11,500	1	70	(69)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	43,800	(1,099)	24	(1,123)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		108,500	(2,466)	131	(2,597)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		85,700	(1,948)	78	(2,026)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		38,700	(863)	646	(1,509)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		13,500	(301)	103	(404)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		19,300	(431)	284	(715)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		17,000	(323)	0	(323)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	UAG	AUD	1,000	(26)	(5)	(21)

							$(4,258)	$2,572	$(6,830)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $26,476 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(735)	$982	$247
BPS	207	(490)	(283)
BRC	(869)	1,392	523
CBK	5,136	(3,820)	1,316
DUB	(1,773)	1,804	31
FBF	(601)	592	(9)
GLM	(4,154)	4,331	177
HUS	(316)	667	351
JPM	(2,923)	2,880	(43)
MSC	(7,599)	7,925	326
MYC	(3,277)	1,767	(1,510)
RBC	1,437	(1,200)	237
RYL	(3,254)	3,317	63
UAG	465	(890)	(425)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$768	$768
Variation margin receivable on financial derivative instruments (2)	0	1	0	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	15,432	0	15,432
Unrealized appreciation on OTC swap agreements	0	0	0	0	4,130	4,130

	$0	$1	$0	$15,432	$4,898	$20,331

Liabilities:
Written options outstanding	$0	$0	$0	$12	$10,339	$10,351
Variation margin payable on financial derivative instruments (2)	0	0	0	0	297	297
Unrealized depreciation on foreign currency contracts	0	0	0	20,289	0	20,289
Unrealized depreciation on OTC swap agreements	0	158	0	0	10,960	11,118

	$0	$158	$0	$20,301	$21,596	$42,055

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on investments (purchased options)	$0	$0	$0	$266	$0	$266
Net realized gain on futures contracts	0	0	0	0	217	217
Net realized gain on written options	0	0	0	179	1,384	1,563
Net realized gain on swaps	0	391	0	0	2,356	2,747
Net realized gain on foreign currency transactions	0	0	0	20,898	0	20,898

	$0	$391	$0	$21,343	$3,957	$25,691

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$378	$378
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(3,528)	(3,528)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	223	(5,110)	(4,887)
Net change in unrealized (depreciation) on swaps	0	(587)	0	0	(5,595)	(6,182)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,370)	0	(2,370)

	$0	$(587)	$0	$(2,147)	$(13,855)	$(16,589)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(3,206) and open centrally cleared swaps cumulative appreciation/(depreciation) of $4,128 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$0	$1,369	$1,369
Corporate Bonds & Notes
Banking & Finance	0	172,181	0	172,181
Industrials	0	15,842	0	15,842
Utilities	0	10,431	0	10,431
Municipal Bonds & Notes
West Virginia	0	604	0	604
U.S. Government Agencies	0	71,904	9,416	81,320
U.S. Treasury Obligations	0	3,549,372	0	3,549,372
Mortgage-Backed Securities	0	160,505	2,267	162,772
Asset-Backed Securities	0	81,584	0	81,584
Sovereign Issues	0	185,322	0	185,322
Short-Term Instruments
Certificates of Deposit	0	60,605	0	60,605
Commercial Paper	0	33,981	0	33,981
Repurchase Agreements	0	230,440	0	230,440
Italy Treasury Bills	0	35,953	0	35,953
U.S. Treasury Bills	0	145,499	0	145,499
Central Funds Used for Cash Management Purposes	1,602,854	0	0	1,602,854

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Purchased Options
Interest Rate Contracts	$0	$768	$0	$768
	$1,602,854	$4,754,991	$13,052	$6,370,897

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	15,432	0	15,432
Interest Rate Contracts	0	8,258	0	8,258
	$0	$23,690	$0	$23,690

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(158)	0	(158)
Foreign Exchange Contracts	0	(20,301)	0	(20,301)
Interest Rate Contracts	(3,206)	(21,164)	(135)	(24,505)
	$(3,206)	$(41,623)	$(135)	$(44,964)

Totals	$1,599,648	$4,737,058	$12,917	$6,349,623

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$1,369	$0	$1,369	$0
U.S. Government Agencies	10,018	0	(610)	0	0	8	0	0	9,416	12
Mortgage-Backed Securities	3,147	0	(73)	3	16	165	1,155	(2,146)	2,267	(42)
Asset-Backed Securities	202	0	(204)	0	0	2	0	0	0	0

	$13,367	$0	$(887)	$3	$16	$175	$2,524	$(2,146)	$13,052	$(30)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(83)	$0	$(83)	$0	$0	$31	$0	$0	$(135)	$30

Totals	$13,284	$0	$(970)	$3	$16	$206	$2,524	$(2,146)	$12,917	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,369	Third Party Vendor	Broker Quote	101.75
U.S. Government Agencies	9,416	Third Party Vendor	Broker Quote	100.50-100.63
Mortgage-Backed Securities	1,112	Benchmark Pricing	Base Price	111.50
	1,155	Third Party Vendor	Broker Quote	86.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(135)	Indicative Market Quotation	Broker Quote	0.16-0.81

Total	$12,917

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

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Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

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The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

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Notes to Financial Statements (Cont.)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair

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value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are

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Notes to Financial Statements (Cont.)

created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in

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good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

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If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of

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Notes to Financial Statements (Cont.)

any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

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(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the

Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$47,775	$99,141

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO

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Notes to Financial Statements (Cont.)

ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,180,337	$3,944,312	$(3,521,900)	$(467)	$572	$1,602,854	$512	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$573,618	$619,846	$197,113	$491,562

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,407	$19,875	4,255	$61,900
Administrative Class	19,414	273,068	63,987	929,547
Advisor Class	7,567	106,581	17,569	255,005
Issued as reinvestment of distributions
Institutional Class	13	181	664	9,541
Administrative Class	123	1,724	15,464	222,185
Advisor Class	0	0	1,671	23,990
Cost of shares redeemed
Institutional Class	(2,088)	(29,441)	(3,431)	(50,186)
Administrative Class	(36,701)	(509,567)	(38,365)	(557,520)
Advisor Class	(3,217)	(44,954)	(26,017)	(371,445)
Net increase (decrease) resulting from Portfolio share transactions	(13,482)	$(182,533)	35,797	$523,017

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 44% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$6,673,048	$23,824	$(325,975)	$(302,151)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	INR	Indian Rupee	USD	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT57SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Real Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	55.7%
Short-Term Instruments	33.1%
Corporate Bonds & Notes	3.1%
Sovereign Issues	2.9%
Other	5.2%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Real Return Portfolio Institutional Class	-8.10%	-4.91%	5.06%	5.45%	7.36%
Barclays U.S. TIPS Index±	-7.39%	-4.78%	4.41%	5.19%	6.85%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.55% for Institutional Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$919.00	$1,022.02
Expenses Paid During Period†	$2.66	$2.81
Net Annualized Expense Ratio	0.56%	0.56%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Exposure to U.S. real duration (or sensitivity to changes in real interest rates) was a significant detractor from absolute performance as real yields increased over the reporting period.

»	An overweight to Australian real duration detracted from relative performance as Australian real yields increased over the reporting period.

»	An overweight to Canadian real duration detracted from performance as Canadian real yields increased over the reporting period.

»	Tactical exposure to U.K. inflation-linked bonds at the beginning of the reporting period contributed to relative performance as U.K. real yields fell during this period.

»	Exposure to select non-Agency residential mortgage-backed securities (“RMBS”) benefited relative returns by providing incremental income to the Portfolio.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$14.25	$13.95	$13.14	$12.44	$11.26	$12.57
Net investment income (a)	0.05	0.23	0.30	0.22	0.43	0.46
Net realized/unrealized gain (loss)	(1.20)	1.02	1.24	0.81	1.63	(1.29)
Total income (loss) from investment operations	(1.15)	1.25	1.54	1.03	2.06	(0.83)
Dividends from net investment income	(0.02)	(0.18)	(0.31)	(0.21)	(0.40)	(0.46)
Distributions from net realized capital gains	0.00	(0.77)	(0.42)	(0.12)	(0.48)	(0.02)
Total distributions	(0.02)	(0.95)	(0.73)	(0.33)	(0.88)	(0.48)
Net asset value end of year or period	$13.08	$14.25	$13.95	$13.14	$12.44	$11.26
Total return	(8.10)%	8.92%	11.83%	8.27%	18.54%	(6.89)%
Net assets end of year or period (000s)	$131,454	$152,670	$128,674	$99,287	$100,808	$67,953
Ratio of expenses to average net assets	0.56%*	0.55%	0.50%	0.51%	0.57%	0.57%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.67%*	1.61%	2.17%	1.68%	3.49%	3.75%
Portfolio turnover rate	16%**	46%**	381%**	489%**	689%	1,014%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$4,537,603
Investments in Affiliates, at value	1,602,854
Repurchase agreements, at value	230,440
Cash	1
Deposits with counterparty	41
Foreign currency, at value	820
Receivable for investments sold	8,166
OTC swap premiums paid	2,875
Variation margin receivable on financial derivative instruments	1
Unrealized appreciation on foreign currency contracts	15,432
Unrealized appreciation on OTC swap agreements	4,130
Receivable for Portfolio shares sold	4,095
Interest and dividends receivable	23,005
Dividends receivable from Affiliates	209
Other assets	34
6,429,706

Liabilities:
Payable for investments purchased	$1,852
Payable for investments in Affiliates purchased	209
Payable for sale-buyback transactions	2,692,215
Written options outstanding	10,351
OTC swap premiums received	330
Variation margin payable on financial derivative instruments	297
Unrealized depreciation on foreign currency contracts	20,289
Unrealized depreciation on OTC swap agreements	11,118
Deposits from counterparty	6,960
Payable for Portfolio shares redeemed	5,769
Accrued investment advisory fees	733
Accrued supervisory and administrative fees	733
Accrued distribution fees	86
Accrued servicing fees	373
2,751,315

Net Assets	$3,678,391

Net Assets Consist of:
Paid in capital	$3,724,831
Undistributed net investment income	51,596
Accumulated undistributed net realized gain	47,702
Net unrealized (depreciation)	(145,738)
$3,678,391

Net Assets:
Institutional Class	$131,454
Administrative Class	3,105,604
Advisor Class	441,333

Shares Issued and Outstanding:
Institutional Class	10,047
Administrative Class	237,364
Advisor Class	33,731

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.08
Administrative Class	13.08
Advisor Class	13.08

Cost of Investments	$4,668,473
Cost of Investments in Affiliates	$1,602,863
Cost of Repurchase Agreements	$230,440
Cost of Foreign Currency Held	$837
Premiums Received on Written Options	$6,443

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$24,570
Dividends from Affiliate investments	512
Total Income	25,082

Expenses:
Investment advisory fees	5,056
Supervisory and administrative fees	5,056
Servicing fees - Administrative Class	2,596
Distribution and/or servicing fees - Advisor Class	548
Trustees’ fees	26
Interest expense	1,267
Total Expenses	14,549

Net Investment Income	10,533

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,482
Net realized (loss) on Affiliate investments	(467)
Net realized gain on futures contracts	217
Net realized gain on written options	1,563
Net realized gain on swaps	2,747
Net realized gain on foreign currency transactions	17,955
Net change in unrealized (depreciation) on investments	(353,679)
Net change in unrealized appreciation on Affiliate investments	572
Net change in unrealized (depreciation) on futures contracts	(3,528)
Net change in unrealized (depreciation) on written options	(4,887)
Net change in unrealized (depreciation) on swaps	(6,182)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,452)
Net (Loss)	(345,659)

Net (Decrease) in Net Assets Resulting from Operations	$(335,126)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,533	$56,306
Net realized gain	24,964	59,644
Net realized gain (loss) on Affiliate investments	(467)	276
Net capital gain distributions received from Affiliate investments	0	42
Net change in unrealized appreciation (depreciation)	(370,728)	205,752
Net change in unrealized appreciation (depreciation) on Affiliate investments	572	(698)
Net increase (decrease) resulting from operations	(335,126)	321,322

Distributions to Shareholders:
From net investment income
Institutional Class	(181)	(1,776)
Administrative Class	(1,724)	(35,901)
Advisor Class	(0)^	(3,065)
From net realized capital gains
Institutional Class	0	(7,766)
Administrative Class	0	(186,315)
Advisor Class	0	(20,931)

Total Distributions	(1,905)	(255,754)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(182,533)	523,017

Total Increase (Decrease) in Net Assets	(519,564)	588,585

Net Assets:
Beginning of period	4,197,955	3,609,370
End of period*	$3,678,391	$4,197,955

*Including undistributed net investment income of:	$51,596	$42,968

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Real Return Portfolio

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations	$(335,126)

Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(789,053)
Proceeds from sales of long-term securities	1,140,619
Purchases of short-term portfolio investments, net	(133,841)
(Increase) in deposits with counterparty	(32)
Decrease in receivable for investments sold	56,105
Decrease in interest and dividends receivable	322
(Increase) in OTC swap premiums received (paid)	(1,204)
Increase in payable for investments purchased	1,544
Increase in deposits from counterparty	3,930
(Decrease) in accrued investment advisory fees	(129)
(Decrease) in accrued supervisory and administrative fees	(129)
Increase in accrued distribution fee	2
(Decrease) in accrued servicing fee	(75)
Increase in variation margin (receivable) payable on financial derivative instruments	704
Proceeds from currency transactions	17,875
Net change in unrealized depreciation on investments	353,679
Net change in unrealized (appreciation) on Affiliate investments	(572)
Net change in unrealized depreciation on futures contracts	3,528
Net change in unrealized depreciation on written options	4,887
Net change in unrealized depreciation on swaps	6,182
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	2,452
Net realized (loss) on investments, written options and foreign currency transactions	(21,533)
Net amortization (accretion) on investments	31,216
Net cash provided by operating activities	341,351

Cash flows (used for) financing activities:
Proceeds from shares sold	401,094
Payment on shares redeemed	(583,214)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	1,969,846
Payments on reverse repurchase agreements	(2,124,187)
Proceeds from sale-buyback transactions	7,481,132
Payments on sale-buyback transactions	(7,485,596)
Net cash (used for) financing activities	(340,925)

Net Increase in Cash and Foreign Currency	426

Cash and Foreign Currency:
Beginning of period	395
End of period	$821

* Reinvestment of dividends	$1,905

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$741

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		$1,329	$1,369

Total Bank Loan Obligations (Cost $1,325)			1,369

CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 4.7%
Ally Financial, Inc.
3.475% due 02/11/2014		15,400	15,518
3.672% due 06/20/2014		1,400	1,419
6.750% due 12/01/2014		1,600	1,688
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		3,200	3,212
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	1,000	1,304
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$5,100	5,317
Banco Santander Brasil S.A.
2.373% due 03/18/2014		7,100	7,067
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,000	4,220
BPCE S.A.
2.375% due 10/04/2013		7,900	7,937
Citigroup, Inc.
6.000% due 12/13/2013		6,599	6,753
Commonwealth Bank of Australia
0.553% due 09/17/2014		4,900	4,915
0.697% due 07/12/2013		20,600	20,603
0.773% due 06/25/2014		7,100	7,133
Danske Bank A/S
1.327% due 04/14/2014		13,700	13,761
Dexia Credit Local S.A.
0.756% due 04/29/2014		21,000	21,039
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013	EUR	14,300	18,754
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,524
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100	6,197
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,970
ICICI Bank Ltd.
2.023% due 02/24/2014		3,700	3,708
ING Bank Australia Ltd.
3.469% due 06/24/2014	AUD	800	735
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160	1,171
6.500% due 09/01/2014		1,400	1,463
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,541
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		100	25
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	800
SLM Corp. CPI Linked Bond
2.912% due 04/01/2014		480	482
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		1,500	1,474
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,451

			172,181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.4%
Cardinal Health, Inc.
6.000% due 06/15/2017		$300	$341
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,061
Petrobras International Finance Co.
3.875% due 01/27/2016		10,100	10,440

			15,842

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,408
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	6,100	8,023

			10,431

Total Corporate Bonds & Notes (Cost $195,422)			198,454

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$700	604

Total Municipal Bonds & Notes (Cost $668)			604

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.262% due 12/25/2036		103	98
0.343% due 08/25/2034		141	139
0.543% due 07/25/2037 - 05/25/2042		197	197
0.633% due 05/25/2036		174	175
0.873% due 02/25/2041		5,487	5,553
1.250% due 03/14/2014		10,100	10,176
1.374% due 07/01/2044 - 09/01/2044		77	78
2.445% due 11/01/2024		12	13
2.571% due 05/25/2035		833	856
5.279% due 10/01/2035		496	534
Freddie Mac
0.343% due 10/15/2020		1,162	1,162
0.423% due 02/15/2019		142	142
0.453% due 08/25/2031		76	74
0.643% due 08/15/2033 - 09/15/2042		17,595	17,737
1.374% due 10/25/2044 - 02/25/2045		6,107	6,172
2.367% due 01/01/2034		158	169
2.500% due 10/02/2019		19,600	19,822
5.305% due 12/01/2035		327	352
Ginnie Mae
0.492% due 03/20/2037		6,051	6,085
NCUA Guaranteed Notes
0.643% due 10/07/2020		3,880	3,899
0.753% due 12/08/2020		5,483	5,517
Small Business Administration
5.902% due 02/10/2018		379	416
6.020% due 08/01/2028		1,715	1,954

Total U.S. Government Agencies (Cost $80,715)			81,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 96.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		$180,747	$185,463
0.125% due 01/15/2022 (e)		283,667	277,806
0.125% due 07/15/2022 (e)		372,977	364,527
0.125% due 01/15/2023 (e)(g)(j)		83,146	80,561
0.500% due 04/15/2015		38,736	39,723
0.625% due 07/15/2021 (e)		200,100	206,579
0.625% due 02/15/2043 (e)(g)(j)		53,825	45,242
0.750% due 02/15/2042 (e)		11,221	9,879
1.125% due 01/15/2021		83,872	89,698
1.250% due 04/15/2014		48,236	48,922
1.250% due 07/15/2020		184,360	200,282
1.375% due 01/15/2020		130,116	141,791
1.625% due 01/15/2015 (e)		109,143	113,534
1.625% due 01/15/2018 (e)		18,879	20,670
1.750% due 01/15/2028 (e)		100,144	112,170
1.875% due 07/15/2013 (e)		65,093	65,189
1.875% due 07/15/2015 (e)		41,858	44,525
1.875% due 07/15/2019		65,345	73,689
2.000% due 07/15/2014 (e)		117,100	120,952
2.000% due 01/15/2016 (e)(g)(j)		113,607	122,065
2.000% due 01/15/2026 (e)		158,569	183,104
2.125% due 01/15/2019		16,896	19,111
2.125% due 02/15/2040 (e)		31,529	38,296
2.375% due 01/15/2025 (e)(g)		209,832	249,945
2.375% due 01/15/2027 (e)		132,809	159,776
2.500% due 01/15/2029 (e)		63,709	78,507
2.625% due 07/15/2017 (e)		84,527	95,911
3.625% due 04/15/2028 (e)(g)(j)		67,152	93,182
3.875% due 04/15/2029 (e)(g)		148,559	214,030
U.S. Treasury Notes
2.000% due 02/15/2023		56,400	54,243

Total U.S. Treasury Obligations (Cost $3,672,466)			3,549,372

MORTGAGE-BACKED SECURITIES 4.4%
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,079	2,099
American Home Mortgage Investment Trust
1.914% due 09/25/2045		563	553
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	560	730
1.652% due 11/19/2047		26,700	35,252
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		$49	49
5.492% due 02/10/2051		420	471
5.857% due 06/10/2049		49	50
Banc of America Funding Corp.
2.700% due 02/20/2036		1,343	1,328
5.630% due 01/20/2047 ^		583	445
Banc of America Large Loan Trust
2.493% due 11/15/2015		8,669	8,696
Banc of America Mortgage Trust
2.798% due 06/25/2035		261	241
2.929% due 02/25/2036 ^		906	761
4.871% due 11/25/2034		123	120
6.500% due 09/25/2033		33	34
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		1,000	1,112
5.698% due 06/24/2050		1,600	1,812
BCAP LLC Trust
5.340% due 03/26/2037		2,327	2,146
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		475	472
2.320% due 08/25/2035		388	384

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.470% due 10/25/2035		$1,816	$1,737
2.600% due 03/25/2035		689	682
2.793% due 03/25/2035		188	187
2.836% due 03/25/2035		754	691
2.845% due 01/25/2035		762	709
Bear Stearns Alt-A Trust
2.778% due 03/25/2036 ^		856	564
2.864% due 09/25/2035		2,937	2,419
Chase Mortgage Finance Trust
2.758% due 02/25/2037		128	125
Chaseflex Trust
6.000% due 02/25/2037 ^		771	656
Chevy Chase Funding LLC
0.473% due 01/25/2035		24	21
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		57	56
2.270% due 09/25/2035		299	294
2.290% due 09/25/2035		309	301
2.540% due 05/25/2035		73	71
2.570% due 10/25/2035		1,623	1,565
3.027% due 09/25/2037 ^		1,549	1,237
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		197	224
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,172	2,260
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		9,995	8,135
0.372% due 02/20/2047		845	563
0.373% due 05/25/2047		271	206
0.383% due 09/25/2046		8,720	6,096
0.473% due 12/25/2035		45	37
1.173% due 12/25/2035		220	157
6.000% due 01/25/2037 ^		413	327
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035		242	218
2.710% due 05/20/2036		226	175
2.778% due 11/19/2033		50	48
5.500% due 08/25/2035		528	528
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		2,932	3,239
Deutsche Alt-B Securities, Inc.
0.293% due 10/25/2036 ^		30	15
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		463	457
First Horizon Mortgage Pass-Through Trust
2.545% due 02/25/2035		2,054	2,048
2.615% due 08/25/2035		1,067	1,025
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	360	539
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045		$437	388
0.463% due 11/25/2045		241	199
GS Mortgage Securities Trust
1.103% due 03/06/2020		546	547
1.260% due 03/06/2020		1,500	1,504
4.592% due 08/10/2043		6,000	6,488
GSR Mortgage Loan Trust
2.664% due 09/25/2035		952	940
3.024% due 01/25/2035		577	564
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		130	107
0.472% due 02/19/2036		268	192
0.532% due 06/20/2035		154	142
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	11,651	15,272
IndyMac Mortgage Loan Trust
2.566% due 12/25/2034		$295	282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.845% due 11/25/2035 ^		$1,477	$1,268
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		442	443
5.794% due 02/12/2051		1,300	1,486
JPMorgan Mortgage Trust
2.240% due 07/27/2037		1,342	1,155
2.858% due 07/25/2035		1,149	1,154
2.974% due 07/25/2035		472	467
3.010% due 08/25/2035 ^		598	552
3.094% due 08/25/2035		644	631
4.479% due 02/25/2035		656	658
5.207% due 09/25/2035		273	267
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	251
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		655	671
Mellon Residential Funding Corp.
0.633% due 12/15/2030		292	282
0.893% due 11/15/2031		294	288
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		1,556	1,351
0.443% due 11/25/2035		623	579
1.193% due 10/25/2035		395	391
1.664% due 10/25/2035		1,616	1,568
5.003% due 12/25/2035		528	489
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	225
Morgan Stanley Capital Trust
6.090% due 06/11/2049		600	678
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		914	828
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	1,400	1,832
Residential Accredit Loans, Inc. Trust
0.493% due 08/25/2035		$194	152
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049		2,500	2,778
Sequoia Mortgage Trust
0.392% due 07/20/2036		2,081	1,847
0.892% due 10/19/2026		98	97
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 06/25/2035		88	86
1.563% due 01/25/2035		187	143
2.578% due 02/25/2034		333	331
2.609% due 08/25/2035		274	253
5.500% due 12/25/2034		613	591
Structured Asset Mortgage Investments Trust
0.383% due 06/25/2036		135	106
0.403% due 04/25/2036		539	387
0.442% due 07/19/2035		1,951	1,859
0.852% due 10/19/2034		141	139
Structured Asset Securities Corp.
2.718% due 10/28/2035		100	94
Swan Trust
4.110% due 04/25/2041	AUD	387	356
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,820
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		1,371	1,360
5.088% due 08/15/2041		1,400	1,444
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045		270	242
0.483% due 10/25/2045		1,643	1,494
0.899% due 01/25/2047		1,069	997
0.939% due 05/25/2047		621	527
0.979% due 12/25/2046		143	127
1.174% due 02/25/2046		221	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.368% due 11/25/2042		$33	$30
2.470% due 07/25/2046		959	886
2.470% due 11/25/2046		147	131
2.862% due 12/25/2035		361	331
5.273% due 08/25/2035		315	304
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034		153	155

Total Mortgage-Backed Securities (Cost $162,599)			162,772

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.576% due 10/27/2025		8,622	8,621
AMMC CLO Ltd.
0.498% due 05/03/2018		52	52
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	3,407	4,355
Ares CLO Ltd.
0.502% due 03/12/2018		$1,205	1,197
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034		1,154	1,083
Bear Stearns Asset-Backed Securities Trust
0.853% due 10/25/2032		19	18
Citibank Omni Master Trust
2.943% due 08/15/2018		6,500	6,677
Citigroup Mortgage Loan Trust, Inc.
0.273% due 01/25/2037		232	117
College Loan Corp. Trust
0.526% due 01/25/2024		800	778
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		45	46
Countrywide Asset-Backed Certificates
0.373% due 07/25/2036		3,321	3,222
0.443% due 04/25/2036		225	219
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		104	49
Duane Street CLO Ltd.
0.525% due 11/08/2017		137	137
Equity One ABS, Inc.
0.493% due 04/25/2034		91	76
First Franklin Mortgage Loan Trust
0.533% due 11/25/2035		12,957	12,478
GSAMP Trust
0.263% due 12/25/2036		120	60
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	371	477
Harvest CLO S.A.
0.825% due 03/29/2017		137	178
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		$9	4
Landmark CDO Ltd.
0.575% due 06/01/2017		651	650
Magi Funding PLC
0.578% due 04/11/2021	EUR	1,653	2,109
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037		$27	7
0.313% due 02/25/2037		439	192
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036		14	6
Nautique Funding Ltd.
0.527% due 04/15/2020		962	944
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		159	158
Nelnet Student Loan Trust
0.976% due 07/25/2018		432	433

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina State Education Assistance Authority
0.726% due 10/26/2020		$3,278	$3,281
NYLIM Flatiron CLO Ltd.
0.495% due 08/08/2020		600	590
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035		37	37
Park Place Securities, Inc.
0.453% due 09/25/2035		31	30
Penta CLO S.A.
0.518% due 06/04/2024	EUR	3,970	4,919
RAAC Series
0.363% due 11/25/2036		$148	147
Renaissance Home Equity Loan Trust
0.953% due 12/25/2032		65	49
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		394	116
SLM Student Loan Trust
0.316% due 04/25/2019		8,800	8,685
0.386% due 04/25/2017		19	19
0.726% due 01/25/2017		701	703
1.776% due 04/25/2023		11,827	12,173
1.843% due 12/15/2017		470	472
2.350% due 04/15/2039		1,603	1,608
Soundview Home Loan Trust
0.253% due 11/25/2036		63	23
Structured Asset Securities Corp.
1.694% due 04/25/2035		720	672
Symphony CLO Ltd.
0.515% due 05/15/2019		3,100	3,075
Wood Street CLO BV
0.587% due 03/29/2021	EUR	503	642

Total Asset-Backed Securities (Cost $79,613)			81,584

SOVEREIGN ISSUES 5.0%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	700	772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 09/20/2025	AUD	1,700	$2,003
4.000% due 08/20/2015		200	326
4.000% due 08/20/2020		19,900	33,458
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	2,600	2,869
6.000% due 08/15/2040		7,000	7,904
6.000% due 08/15/2050		5,900	6,720
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	7,385	9,188
Instituto de Credito Oficial
1.966% due 03/25/2014	EUR	16,900	22,033
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700	3,880
2.750% due 11/20/2025		17,000	19,244
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	43,737	59,745
United Kingdom Gilt
1.250% due 11/22/2017 (b)	GBP	515	879
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016		2,900	15,053
Xunta de Galicia
6.131% due 04/03/2018	EUR	900	1,248

Total Sovereign Issues (Cost $199,186)			185,322

SHORT-TERM INSTRUMENTS 57.5%

CERTIFICATES OF DEPOSIT 1.7%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$40,200	40,266
1.700% due 09/06/2013		20,300	20,339

			60,605

COMMERCIAL PAPER 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		700	698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Standard Chartered Bank
0.950% due 10/01/2013		$33,300	$33,283

			33,981

REPURCHASE AGREEMENTS (d) 6.3%
			230,440

ITALY TREASURY BILLS 1.0%
1.728% due 09/13/2013 (a)	EUR	27,650	35,953

U.S. TREASURY BILLS 4.0%
0.117% due 08/15/2013 - 05/29/2014 (a)(e)(j)		$145,642	145,499

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 43.6%
PIMCO Short-Term Floating NAV Portfolio		160,189,319	1,602,854

Total Short-Term Instruments (Cost $2,108,740)			2,109,332

PURCHASED OPTIONS (h) 0.0%
(Cost $1,042)			768

Total Investments 173.2% (Cost $6,501,776)			$6,370,897

Written Options (f)(i) (0.3%) (Premiums $6,443)			(10,351)

Other Assets and Liabilities (Net) (72.9%)			(2,682,155)

Net Assets 100.0%			$3,678,391

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$440	Fannie Mae 2.200% due 10/17/2022	$(451)	$440	$440
TDM	0.100%	06/19/2013	07/09/2013	230,000	U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 07/15/2014 - 07/15/2022	(213,854)	230,000	230,000
					U.S. Treasury Notes 1.625% - 1.750% due 05/15/2022 - 08/15/2022	(24,644)

						$(238,949)	$230,440	$230,440

(1)	Includes accrued interest.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/14/2013	07/12/2013	$49,999	$(50,011)
MSC	0.100%	05/14/2013	07/09/2013	9,153	(9,156)
	0.160%	05/06/2013	07/12/2013	70,573	(70,612)
	0.160%	05/07/2013	07/11/2013	35,603	(35,621)
	0.170%	05/07/2013	07/11/2013	32,569	(32,600)
	0.170%	05/09/2013	07/10/2013	25,197	(25,210)
TDM	0.100%	05/24/2013	07/08/2013	8,899	(8,900)
	0.130%	06/04/2013	07/02/2013	10,618	(10,619)
	0.130%	06/12/2013	07/02/2013	41,513	(41,517)
	0.130%	06/12/2013	07/05/2013	372,977	(373,046)
	0.130%	06/13/2013	07/05/2013	585,686	(585,831)
	0.140%	05/20/2013	07/08/2013	224,970	(225,023)
	0.140%	05/20/2013	07/12/2013	27,168	(27,177)
	0.140%	06/04/2013	07/02/2013	7,127	(7,127)
	0.140%	06/10/2013	07/08/2013	223,812	(223,823)
	0.140%	06/17/2013	07/05/2013	203,974	(203,981)
	0.140%	06/18/2013	07/08/2013	533,426	(533,638)
	0.140%	06/18/2013	07/09/2013	5,744	(5,745)
	0.180%	02/04/2013	07/10/2013	21,370	(21,399)
	0.200%	02/27/2013	07/10/2013	200,821	(201,179)

					$(2,692,215)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,270,750 at a weighted average interest rate of 0.196%.
(3)	Payable for sale-buyback transactions includes $585 of deferred price drop on sale-buyback transactions.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $2,684,245 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$440	$(451)	$(11)
TDM	230,000	(237,548)	(7,548)

Master Securities Forward Transactions Agreement
BCY	(50,011)	49,885	(126)
MSC	(173,199)	172,676	(523)
TDM	(2,469,005)	2,460,733	(8,272)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	216	$122	$(621)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	216	68	(6)

				$190	$(627)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	1,336	$(2,155)
90-Day Eurodollar September Futures	Long	09/2015	551	(512)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	63	(182)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	88	(357)

				$(3,206)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Centrally	Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$100	$(3)	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	59,100	$8,096	$4,128

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $6,822 and cash of $41 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(627)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
MSC	$(3,206)	$0

Centrally Cleared Swaps
DEU	666	(42)
FOB	3,462	(254)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	94,795	$	92,922	CBK	$6,279	$0	$6,279
07/2013	EUR	7,170		9,269	BRC	0	(64)	(64)
07/2013		505		673	FBF	16	0	16
07/2013		214,439		276,991	MSC	0	(2,133)	(2,133)
07/2013		214,439		284,684	UAG	5,560	0	5,560
07/2013	GBP	22,096		33,498	HUS	0	(109)	(109)
07/2013	INR	1,470,684		24,864	UAG	220	0	220
07/2013	JPY	552,600		5,638	FBF	66	0	66
07/2013		1,199,200		12,403	HUS	312	0	312
07/2013		675,300		6,829	JPM	19	0	19
07/2013		48,600		495	RBC	5	0	5
07/2013		663,600		6,722	UAG	30	0	30

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	16,219	AUD	16,820	DUB	$0	$(845)	$(845)
07/2013		1,005		1,042	HUS	0	(52)	(52)
07/2013		4,316		4,490	JPM	0	(212)	(212)
07/2013		13,793	EUR	10,382	BRC	0	(279)	(279)
07/2013		199,047		152,154	CBK	0	(996)	(996)
07/2013		4,677		3,507	HUS	0	(112)	(112)
07/2013		64,681		49,230	JPM	0	(601)	(601)
07/2013		284,684		214,439	MSC	0	(5,560)	(5,560)
07/2013		9,060		6,841	RYL	0	(156)	(156)
07/2013		16,879	GBP	10,972	BRC	0	(191)	(191)
07/2013		17,258		11,124	DUB	21	(360)	(339)
07/2013		4,778	INR	259,900	BRC	0	(423)	(423)
07/2013		5,971		325,651	CBK	0	(514)	(514)
07/2013		3,890		211,694	HUS	0	(343)	(343)
07/2013		2,509		137,167	JPM	0	(210)	(210)
07/2013		9,549		536,272	UAG	0	(563)	(563)
07/2013		1,325	JPY	125,500	BPS	0	(60)	(60)
07/2013		13,880		1,307,400	FBF	0	(697)	(697)
07/2013		28,610		2,783,900	RYL	0	(539)	(539)
07/2013	ZAR	12,988	$	1,424	BOA	116	0	116
08/2013	BRL	2,571		1,162	BOA	20	(2)	18
08/2013		2,395		1,097	BRC	31	0	31
08/2013		1,017		455	DUB	3	0	3
08/2013		5,685		2,606	FBF	76	0	76
08/2013		3,400		1,500	HUS	0	(13)	(13)
08/2013		17,812		8,021	MSC	125	(31)	94
08/2013	EUR	147,737		193,189	CBK	864	0	864
08/2013	GBP	10,972		16,876	BRC	191	0	191
08/2013	$	22,839	BRL	46,404	UAG	0	(2,188)	(2,188)
09/2013	CAD	44,678	$	43,829	RBC	1,432	0	1,432
09/2013	EUR	27,318		35,437	BRC	0	(133)	(133)
09/2013	$	3,189	CAD	3,261	DUB	0	(94)	(94)
09/2013		29,656		30,267	JPM	0	(934)	(934)
09/2013		7,233	EUR	5,395	CBK	0	(208)	(208)
09/2013		2,152		1,606	FBF	0	(61)	(61)
09/2013		28,211	MXN	350,469	UAG	0	(1,350)	(1,350)
10/2013	INR	332,236	$	5,491	BRC	23	(3)	20
10/2013		164,762		2,730	DUB	23	(6)	17
10/2013		32,097		526	JPM	0	(2)	(2)
10/2013		68,004		1,115	UAG	0	(5)	(5)
10/2013	$	24,456	INR	1,470,684	UAG	0	(240)	(240)

						$15,432	$(20,289)	$(4,857)

(h)	Purchased Options:

Interest	Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	20,500	$1,042	$768

(i)	Written Options:

Interest	Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013	$	21,300	$73	$0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		21,300	73	(463)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		87,100	157	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		87,100	435	(1,893)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	35,500	72	(2)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		13,800	24	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Interest	Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	23,100	$45	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	8,400	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		8,400	21	(183)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		24,000	63	(385)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		6,600	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		6,600	18	(144)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		17,200	57	(276)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(578)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		66,300	184	(1,193)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		42,400	24	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		42,400	107	(925)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		68,600	348	(986)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	35,600	183	(20)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,200	28	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		9,400	48	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,000	24	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	21,100	74	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,300	82	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		24,700	118	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,900	16	(105)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,400	59	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		27,800	482	(482)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		29,400	137	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		76,200	1,319	(1,319)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,900	65	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,900	80	(288)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		8,400	26	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		8,400	60	(319)

								$5,547	$(9,577)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	12,600	$120	$(6)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		13,000	115	(6)

							$235	$(12)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$33,400	$298	$(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	57	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	33	(7)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	3,900	34	(28)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	49	(41)

						$471	$(135)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	0	$654,100	EUR	14,300	JPY	0	$5,759
Sales	432	1,533,900		193,300		3,400,000	8,168
Closing Buys	0	(274,200)		0		0	(2,210)
Expirations	0	(759,200)		(80,000)		(3,400,000)	(4,012)
Exercised	0	(207,500)		0		0	(1,262)

Balance at 06/30/2013	432	$947,100	EUR	127,600	JPY	0	$6,443

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.397%	$	300	$(2)	$0	$(2)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	0.459%		3,500	(58)	0	(58)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.459%		1,500	(25)	0	(25)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.213%		2,000	(28)	0	(28)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.213%		2,000	(18)	0	(18)

								$(131)	$0	$(131)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$	800	$(54)	$(27)	$(27)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	09/01/2016	BPS	EUR	66,000	$2,182	$71	$2,111
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	BPS		38,800	1,448	0	1,448
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BOA		4,700	156	123	33
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		3,000	100	47	53
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		28,600	948	761	187
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		8,800	292	140	152
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BOA		38,600	100	(46)	146
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	56,100	(501)	(200)	(301)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		100	0	0	0
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		30,100	(156)	38	(194)
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		116,300	(596)	137	(733)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		57,900	(352)	(13)	(339)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		67,100	(377)	51	(428)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		26,900	(46)	132	(178)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		11,500	1	70	(69)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	43,800	(1,099)	24	(1,123)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		108,500	(2,466)	131	(2,597)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		85,700	(1,948)	78	(2,026)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		38,700	(863)	646	(1,509)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		13,500	(301)	103	(404)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		19,300	(431)	284	(715)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		17,000	(323)	0	(323)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	UAG	AUD	1,000	(26)	(5)	(21)

							$(4,258)	$2,572	$(6,830)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $26,476 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(735)	$982	$247
BPS	207	(490)	(283)
BRC	(869)	1,392	523
CBK	5,136	(3,820)	1,316
DUB	(1,773)	1,804	31
FBF	(601)	592	(9)
GLM	(4,154)	4,331	177
HUS	(316)	667	351
JPM	(2,923)	2,880	(43)
MSC	(7,599)	7,925	326
MYC	(3,277)	1,767	(1,510)
RBC	1,437	(1,200)	237
RYL	(3,254)	3,317	63
UAG	465	(890)	(425)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$768	$768
Variation margin receivable on financial derivative instruments (2)	0	1	0	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	15,432	0	15,432
Unrealized appreciation on OTC swap agreements	0	0	0	0	4,130	4,130

	$0	$1	$0	$15,432	$4,898	$20,331

Liabilities:
Written options outstanding	$0	$0	$0	$12	$10,339	$10,351
Variation margin payable on financial derivative instruments (2)	0	0	0	0	297	297
Unrealized depreciation on foreign currency contracts	0	0	0	20,289	0	20,289
Unrealized depreciation on OTC swap agreements	0	158	0	0	10,960	11,118

	$0	$158	$0	$20,301	$21,596	$42,055

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on investments (purchased options)	$0	$0	$0	$266	$0	$266
Net realized gain on futures contracts	0	0	0	0	217	217
Net realized gain on written options	0	0	0	179	1,384	1,563
Net realized gain on swaps	0	391	0	0	2,356	2,747
Net realized gain on foreign currency transactions	0	0	0	20,898	0	20,898

	$0	$391	$0	$21,343	$3,957	$25,691

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$378	$378
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(3,528)	(3,528)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	223	(5,110)	(4,887)
Net change in unrealized (depreciation) on swaps	0	(587)	0	0	(5,595)	(6,182)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,370)	0	(2,370)

	$0	$(587)	$0	$(2,147)	$(13,855)	$(16,589)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(3,206) and open centrally cleared swaps cumulative appreciation/(depreciation) of $4,128 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$0	$1,369	$1,369
Corporate Bonds & Notes
Banking & Finance	0	172,181	0	172,181
Industrials	0	15,842	0	15,842
Utilities	0	10,431	0	10,431
Municipal Bonds & Notes
West Virginia	0	604	0	604
U.S. Government Agencies	0	71,904	9,416	81,320
U.S. Treasury Obligations	0	3,549,372	0	3,549,372
Mortgage-Backed Securities	0	160,505	2,267	162,772
Asset-Backed Securities	0	81,584	0	81,584
Sovereign Issues	0	185,322	0	185,322
Short-Term Instruments
Certificates of Deposit	0	60,605	0	60,605
Commercial Paper	0	33,981	0	33,981
Repurchase Agreements	0	230,440	0	230,440
Italy Treasury Bills	0	35,953	0	35,953
U.S. Treasury Bills	0	145,499	0	145,499
Central Funds Used for Cash Management Purposes	1,602,854	0	0	1,602,854

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Purchased Options
Interest Rate Contracts	$0	$768	$0	$768
	$1,602,854	$4,754,991	$13,052	$6,370,897

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	15,432	0	15,432
Interest Rate Contracts	0	8,258	0	8,258
	$0	$23,690	$0	$23,690

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(158)	0	(158)
Foreign Exchange Contracts	0	(20,301)	0	(20,301)
Interest Rate Contracts	(3,206)	(21,164)	(135)	(24,505)
	$(3,206)	$(41,623)	$(135)	$(44,964)

Totals	$1,599,648	$4,737,058	$12,917	$6,349,623

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$1,369	$0	$1,369	$0
U.S. Government Agencies	10,018	0	(610)	0	0	8	0	0	9,416	12
Mortgage-Backed Securities	3,147	0	(73)	3	16	165	1,155	(2,146)	2,267	(42)
Asset-Backed Securities	202	0	(204)	0	0	2	0	0	0	0

	$13,367	$0	$(887)	$3	$16	$175	$2,524	$(2,146)	$13,052	$(30)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(83)	$0	$(83)	$0	$0	$31	$0	$0	$(135)	$30

Totals	$13,284	$0	$(970)	$3	$16	$206	$2,524	$(2,146)	$12,917	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,369	Third Party Vendor	Broker Quote	101.75
U.S. Government Agencies	9,416	Third Party Vendor	Broker Quote	100.50-100.63
Mortgage-Backed Securities	1,112	Benchmark Pricing	Base Price	111.50
	1,155	Third Party Vendor	Broker Quote	86.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(135)	Indicative Market Quotation	Broker Quote	0.16-0.81

Total	$12,917

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

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Notes to Financial Statements (Cont.)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair

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value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are

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Notes to Financial Statements (Cont.)

created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in

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good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the

Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$47,775	$99,141

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,180,337	$3,944,312	$(3,521,900)	$(467)	$572	$1,602,854	$512	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$573,618	$619,846	$197,113	$491,562

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,407	$19,875	4,255	$61,900
Administrative Class	19,414	273,068	63,987	929,547
Advisor Class	7,567	106,581	17,569	255,005
Issued as reinvestment of distributions
Institutional Class	13	181	664	9,541
Administrative Class	123	1,724	15,464	222,185
Advisor Class	0	0	1,671	23,990
Cost of shares redeemed
Institutional Class	(2,088)	(29,441)	(3,431)	(50,186)
Administrative Class	(36,701)	(509,567)	(38,365)	(557,520)
Advisor Class	(3,217)	(44,954)	(26,017)	(371,445)
Net increase (decrease) resulting from Portfolio share transactions	(13,482)	$(182,533)	35,797	$523,017

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 44% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$6,673,048	$23,824	$(325,975)	$(302,151)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	INR	Indian Rupee	USD	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT61SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Real Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Real Return Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	55.7%
Short-Term Instruments	33.1%
Corporate Bonds & Notes	3.1%
Sovereign Issues	2.9%
Other	5.2%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Real Return Portfolio Advisor Class	-8.21%	-5.15%	4.80%	5.28%
Barclays U.S. TIPS Index±	-7.39%	-4.78%	4.41%	5.28%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.80% for Advisor Class shares.

± Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$917.90	$1,020.78
Expenses Paid During Period†	$3.85	$4.06
Net Annualized Expense Ratio	0.81%	0.81%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

»	Exposure to U.S. real duration (or sensitivity to changes in real interest rates) was a significant detractor from absolute performance as real yields increased over the reporting period.

»	An overweight to Australian real duration detracted from relative performance as Australian real yields increased over the reporting period.

»	An overweight to Canadian real duration detracted from performance as Canadian real yields increased over the reporting period.

»	Tactical exposure to U.K. inflation-linked bonds at the beginning of the reporting period contributed to relative performance as U.K. real yields fell during this period.

»	Exposure to select non-Agency residential mortgage-backed securities (“RMBS”) benefited relative returns by providing incremental income to the Portfolio.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Real Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$14.25		$13.95	$13.14	$12.44	$11.26	$12.57
Net investment income (a)	0.03		0.17	0.24	0.17	0.39	0.44
Net realized/unrealized gain (loss)	(1.20)		1.04	1.27	0.82	1.64	(1.30)
Total income (loss) from investment operations	(1.17)		1.21	1.51	0.99	2.03	(0.86)
Dividends from net investment income	(0.00	)^	(0.14)	(0.28)	(0.17)	(0.37)	(0.43)
Distributions from net realized capital gains	0.00		(0.77)	(0.42)	(0.12)	(0.48)	(0.02)
Total distributions	(0.00	)^	(0.91)	(0.70)	(0.29)	(0.85)	(0.45)
Net asset value end of year or period	$13.08		$14.25	$13.95	$13.14	$12.44	$11.26
Total return	(8.21)%		8.64%	11.56%	8.00%	18.24%	(7.13)%
Net assets end of year or period (000s)	$441,333		$418,629	$504,229	$175,026	$31,009	$21,735
Ratio of expenses to average net assets	0.81	%*	0.80%	0.75%	0.76%	0.82%	0.80%
Ratio of expenses to average net assets excluding interest expense	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.49	%*	1.17%	1.74%	1.32%	3.19%	3.52%
Portfolio turnover rate	16	%**	46%**	381%**	489%**	689%	1,014%

+	Unaudited
^	Reflects an amount rounding to less than one cent.
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$4,537,603
Investments in Affiliates, at value	1,602,854
Repurchase agreements, at value	230,440
Cash	1
Deposits with counterparty	41
Foreign currency, at value	820
Receivable for investments sold	8,166
OTC swap premiums paid	2,875
Variation margin receivable on financial derivative instruments	1
Unrealized appreciation on foreign currency contracts	15,432
Unrealized appreciation on OTC swap agreements	4,130
Receivable for Portfolio shares sold	4,095
Interest and dividends receivable	23,005
Dividends receivable from Affiliates	209
Other assets	34
6,429,706

Liabilities:
Payable for investments purchased	$1,852
Payable for investments in Affiliates purchased	209
Payable for sale-buyback transactions	2,692,215
Written options outstanding	10,351
OTC swap premiums received	330
Variation margin payable on financial derivative instruments	297
Unrealized depreciation on foreign currency contracts	20,289
Unrealized depreciation on OTC swap agreements	11,118
Deposits from counterparty	6,960
Payable for Portfolio shares redeemed	5,769
Accrued investment advisory fees	733
Accrued supervisory and administrative fees	733
Accrued distribution fees	86
Accrued servicing fees	373
2,751,315

Net Assets	$3,678,391

Net Assets Consist of:
Paid in capital	$3,724,831
Undistributed net investment income	51,596
Accumulated undistributed net realized gain	47,702
Net unrealized (depreciation)	(145,738)
$3,678,391

Net Assets:
Institutional Class	$131,454
Administrative Class	3,105,604
Advisor Class	441,333

Shares Issued and Outstanding:
Institutional Class	10,047
Administrative Class	237,364
Advisor Class	33,731

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$13.08
Administrative Class	13.08
Advisor Class	13.08

Cost of Investments	$4,668,473
Cost of Investments in Affiliates	$1,602,863
Cost of Repurchase Agreements	$230,440
Cost of Foreign Currency Held	$837
Premiums Received on Written Options	$6,443

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Real Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$24,570
Dividends from Affiliate investments	512
Total Income	25,082

Expenses:
Investment advisory fees	5,056
Supervisory and administrative fees	5,056
Servicing fees - Administrative Class	2,596
Distribution and/or servicing fees - Advisor Class	548
Trustees’ fees	26
Interest expense	1,267
Total Expenses	14,549

Net Investment Income	10,533

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	2,482
Net realized (loss) on Affiliate investments	(467)
Net realized gain on futures contracts	217
Net realized gain on written options	1,563
Net realized gain on swaps	2,747
Net realized gain on foreign currency transactions	17,955
Net change in unrealized (depreciation) on investments	(353,679)
Net change in unrealized appreciation on Affiliate investments	572
Net change in unrealized (depreciation) on futures contracts	(3,528)
Net change in unrealized (depreciation) on written options	(4,887)
Net change in unrealized (depreciation) on swaps	(6,182)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,452)
Net (Loss)	(345,659)

Net (Decrease) in Net Assets Resulting from Operations	$(335,126)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Real Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$10,533	$56,306
Net realized gain	24,964	59,644
Net realized gain (loss) on Affiliate investments	(467)	276
Net capital gain distributions received from Affiliate investments	0	42
Net change in unrealized appreciation (depreciation)	(370,728)	205,752
Net change in unrealized appreciation (depreciation) on Affiliate investments	572	(698)
Net increase (decrease) resulting from operations	(335,126)	321,322

Distributions to Shareholders:
From net investment income
Institutional Class	(181)	(1,776)
Administrative Class	(1,724)	(35,901)
Advisor Class	(0)^	(3,065)
From net realized capital gains
Institutional Class	0	(7,766)
Administrative Class	0	(186,315)
Advisor Class	0	(20,931)

Total Distributions	(1,905)	(255,754)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(182,533)	523,017

Total Increase (Decrease) in Net Assets	(519,564)	588,585

Net Assets:
Beginning of period	4,197,955	3,609,370
End of period*	$3,678,391	$4,197,955

*Including undistributed net investment income of:	$51,596	$42,968

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows

Period Ended June 30, 2013
(Amounts in thousands)	PIMCO Real Return Portfolio

Cash flows provided by operating activities:

Net (decrease) in net assets resulting from operations	$(335,126)

Adjustments to reconcile net (decrease) in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(789,053)
Proceeds from sales of long-term securities	1,140,619
Purchases of short-term portfolio investments, net	(133,841)
(Increase) in deposits with counterparty	(32)
Decrease in receivable for investments sold	56,105
Decrease in interest and dividends receivable	322
(Increase) in OTC swap premiums received (paid)	(1,204)
Increase in payable for investments purchased	1,544
Increase in deposits from counterparty	3,930
(Decrease) in accrued investment advisory fees	(129)
(Decrease) in accrued supervisory and administrative fees	(129)
Increase in accrued distribution fee	2
(Decrease) in accrued servicing fee	(75)
Increase in variation margin (receivable) payable on financial derivative instruments	704
Proceeds from currency transactions	17,875
Net change in unrealized depreciation on investments	353,679
Net change in unrealized (appreciation) on Affiliate investments	(572)
Net change in unrealized depreciation on futures contracts	3,528
Net change in unrealized depreciation on written options	4,887
Net change in unrealized depreciation on swaps	6,182
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	2,452
Net realized (loss) on investments, written options and foreign currency transactions	(21,533)
Net amortization (accretion) on investments	31,216
Net cash provided by operating activities	341,351

Cash flows (used for) financing activities:
Proceeds from shares sold	401,094
Payment on shares redeemed	(583,214)
Cash dividend paid*	0
Proceeds from reverse repurchase agreements	1,969,846
Payments on reverse repurchase agreements	(2,124,187)
Proceeds from sale-buyback transactions	7,481,132
Payments on sale-buyback transactions	(7,485,596)
Net cash (used for) financing activities	(340,925)

Net Increase in Cash and Foreign Currency	426

Cash and Foreign Currency:
Beginning of period	395
End of period	$821

* Reinvestment of dividends	$1,905

Supplemental disclosure of cash flow information:
Interest expense paid during the period	$741

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Real Return Portfolio

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%
Vodafone Americas Finance, Inc.
6.875% due 08/11/2015		$1,329	$1,369

Total Bank Loan Obligations (Cost $1,325)			1,369

CORPORATE BONDS & NOTES 5.4%

BANKING & FINANCE 4.7%
Ally Financial, Inc.
3.475% due 02/11/2014		15,400	15,518
3.672% due 06/20/2014		1,400	1,419
6.750% due 12/01/2014		1,600	1,688
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		3,200	3,212
Banco Bilbao Vizcaya Argentaria S.A.
3.500% due 07/26/2013	EUR	1,000	1,304
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$5,100	5,317
Banco Santander Brasil S.A.
2.373% due 03/18/2014		7,100	7,067
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,000	4,220
BPCE S.A.
2.375% due 10/04/2013		7,900	7,937
Citigroup, Inc.
6.000% due 12/13/2013		6,599	6,753
Commonwealth Bank of Australia
0.553% due 09/17/2014		4,900	4,915
0.697% due 07/12/2013		20,600	20,603
0.773% due 06/25/2014		7,100	7,133
Danske Bank A/S
1.327% due 04/14/2014		13,700	13,761
Dexia Credit Local S.A.
0.756% due 04/29/2014		21,000	21,039
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013	EUR	14,300	18,754
Eksportfinans ASA
2.375% due 05/25/2016		$4,700	4,524
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		6,100	6,197
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,970
ICICI Bank Ltd.
2.023% due 02/24/2014		3,700	3,708
ING Bank Australia Ltd.
3.469% due 06/24/2014	AUD	800	735
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160	1,171
6.500% due 09/01/2014		1,400	1,463
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,600	3,541
Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^		100	25
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	800
SLM Corp. CPI Linked Bond
2.912% due 04/01/2014		480	482
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		1,500	1,474
Westpac Banking Corp.
3.585% due 08/14/2014		4,300	4,451

			172,181

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.4%
Cardinal Health, Inc.
6.000% due 06/15/2017		$300	$341
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,061
Petrobras International Finance Co.
3.875% due 01/27/2016		10,100	10,440

			15,842

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,408
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	6,100	8,023

			10,431

Total Corporate Bonds & Notes (Cost $195,422)			198,454

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$700	604

Total Municipal Bonds & Notes (Cost $668)			604

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.262% due 12/25/2036		103	98
0.343% due 08/25/2034		141	139
0.543% due 07/25/2037 - 05/25/2042		197	197
0.633% due 05/25/2036		174	175
0.873% due 02/25/2041		5,487	5,553
1.250% due 03/14/2014		10,100	10,176
1.374% due 07/01/2044 - 09/01/2044		77	78
2.445% due 11/01/2024		12	13
2.571% due 05/25/2035		833	856
5.279% due 10/01/2035		496	534
Freddie Mac
0.343% due 10/15/2020		1,162	1,162
0.423% due 02/15/2019		142	142
0.453% due 08/25/2031		76	74
0.643% due 08/15/2033 - 09/15/2042		17,595	17,737
1.374% due 10/25/2044 - 02/25/2045		6,107	6,172
2.367% due 01/01/2034		158	169
2.500% due 10/02/2019		19,600	19,822
5.305% due 12/01/2035		327	352
Ginnie Mae
0.492% due 03/20/2037		6,051	6,085
NCUA Guaranteed Notes
0.643% due 10/07/2020		3,880	3,899
0.753% due 12/08/2020		5,483	5,517
Small Business Administration
5.902% due 02/10/2018		379	416
6.020% due 08/01/2028		1,715	1,954

Total U.S. Government Agencies (Cost $80,715)			81,320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 96.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)		$180,747	$185,463
0.125% due 01/15/2022 (e)		283,667	277,806
0.125% due 07/15/2022 (e)		372,977	364,527
0.125% due 01/15/2023 (e)(g)(j)		83,146	80,561
0.500% due 04/15/2015		38,736	39,723
0.625% due 07/15/2021 (e)		200,100	206,579
0.625% due 02/15/2043 (e)(g)(j)		53,825	45,242
0.750% due 02/15/2042 (e)		11,221	9,879
1.125% due 01/15/2021		83,872	89,698
1.250% due 04/15/2014		48,236	48,922
1.250% due 07/15/2020		184,360	200,282
1.375% due 01/15/2020		130,116	141,791
1.625% due 01/15/2015 (e)		109,143	113,534
1.625% due 01/15/2018 (e)		18,879	20,670
1.750% due 01/15/2028 (e)		100,144	112,170
1.875% due 07/15/2013 (e)		65,093	65,189
1.875% due 07/15/2015 (e)		41,858	44,525
1.875% due 07/15/2019		65,345	73,689
2.000% due 07/15/2014 (e)		117,100	120,952
2.000% due 01/15/2016 (e)(g)(j)		113,607	122,065
2.000% due 01/15/2026 (e)		158,569	183,104
2.125% due 01/15/2019		16,896	19,111
2.125% due 02/15/2040 (e)		31,529	38,296
2.375% due 01/15/2025 (e)(g)		209,832	249,945
2.375% due 01/15/2027 (e)		132,809	159,776
2.500% due 01/15/2029 (e)		63,709	78,507
2.625% due 07/15/2017 (e)		84,527	95,911
3.625% due 04/15/2028 (e)(g)(j)		67,152	93,182
3.875% due 04/15/2029 (e)(g)		148,559	214,030
U.S. Treasury Notes
2.000% due 02/15/2023		56,400	54,243

Total U.S. Treasury Obligations (Cost $3,672,466)			3,549,372

MORTGAGE-BACKED SECURITIES 4.4%
American General Mortgage Loan Trust
5.150% due 03/25/2058		2,079	2,099
American Home Mortgage Investment Trust
1.914% due 09/25/2045		563	553
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	560	730
1.652% due 11/19/2047		26,700	35,252
Banc of America Commercial Mortgage Trust
0.363% due 06/10/2049		$49	49
5.492% due 02/10/2051		420	471
5.857% due 06/10/2049		49	50
Banc of America Funding Corp.
2.700% due 02/20/2036		1,343	1,328
5.630% due 01/20/2047 ^		583	445
Banc of America Large Loan Trust
2.493% due 11/15/2015		8,669	8,696
Banc of America Mortgage Trust
2.798% due 06/25/2035		261	241
2.929% due 02/25/2036 ^		906	761
4.871% due 11/25/2034		123	120
6.500% due 09/25/2033		33	34
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		1,000	1,112
5.698% due 06/24/2050		1,600	1,812
BCAP LLC Trust
5.340% due 03/26/2037		2,327	2,146
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		475	472
2.320% due 08/25/2035		388	384

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.470% due 10/25/2035		$1,816	$1,737
2.600% due 03/25/2035		689	682
2.793% due 03/25/2035		188	187
2.836% due 03/25/2035		754	691
2.845% due 01/25/2035		762	709
Bear Stearns Alt-A Trust
2.778% due 03/25/2036 ^		856	564
2.864% due 09/25/2035		2,937	2,419
Chase Mortgage Finance Trust
2.758% due 02/25/2037		128	125
Chaseflex Trust
6.000% due 02/25/2037 ^		771	656
Chevy Chase Funding LLC
0.473% due 01/25/2035		24	21
Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035		57	56
2.270% due 09/25/2035		299	294
2.290% due 09/25/2035		309	301
2.540% due 05/25/2035		73	71
2.570% due 10/25/2035		1,623	1,565
3.027% due 09/25/2037 ^		1,549	1,237
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		197	224
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		2,172	2,260
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		9,995	8,135
0.372% due 02/20/2047		845	563
0.373% due 05/25/2047		271	206
0.383% due 09/25/2046		8,720	6,096
0.473% due 12/25/2035		45	37
1.173% due 12/25/2035		220	157
6.000% due 01/25/2037 ^		413	327
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035		242	218
2.710% due 05/20/2036		226	175
2.778% due 11/19/2033		50	48
5.500% due 08/25/2035		528	528
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		2,932	3,239
Deutsche Alt-B Securities, Inc.
0.293% due 10/25/2036 ^		30	15
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		463	457
First Horizon Mortgage Pass-Through Trust
2.545% due 02/25/2035		2,054	2,048
2.615% due 08/25/2035		1,067	1,025
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	360	539
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045		$437	388
0.463% due 11/25/2045		241	199
GS Mortgage Securities Trust
1.103% due 03/06/2020		546	547
1.260% due 03/06/2020		1,500	1,504
4.592% due 08/10/2043		6,000	6,488
GSR Mortgage Loan Trust
2.664% due 09/25/2035		952	940
3.024% due 01/25/2035		577	564
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		130	107
0.472% due 02/19/2036		268	192
0.532% due 06/20/2035		154	142
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	11,651	15,272
IndyMac Mortgage Loan Trust
2.566% due 12/25/2034		$295	282

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.845% due 11/25/2035 ^		$1,477	$1,268
JPMorgan Chase Commercial Mortgage Securities Trust
4.654% due 01/12/2037		442	443
5.794% due 02/12/2051		1,300	1,486
JPMorgan Mortgage Trust
2.240% due 07/27/2037		1,342	1,155
2.858% due 07/25/2035		1,149	1,154
2.974% due 07/25/2035		472	467
3.010% due 08/25/2035 ^		598	552
3.094% due 08/25/2035		644	631
4.479% due 02/25/2035		656	658
5.207% due 09/25/2035		273	267
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	251
MASTR Adjustable Rate Mortgages Trust
2.625% due 11/21/2034		655	671
Mellon Residential Funding Corp.
0.633% due 12/15/2030		292	282
0.893% due 11/15/2031		294	288
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		1,556	1,351
0.443% due 11/25/2035		623	579
1.193% due 10/25/2035		395	391
1.664% due 10/25/2035		1,616	1,568
5.003% due 12/25/2035		528	489
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	225
Morgan Stanley Capital Trust
6.090% due 06/11/2049		600	678
Morgan Stanley Mortgage Loan Trust
2.311% due 06/25/2036		914	828
Permanent Master Issuer PLC
1.511% due 07/15/2042	EUR	1,400	1,832
Residential Accredit Loans, Inc. Trust
0.493% due 08/25/2035		$194	152
Royal Bank of Scotland Capital Funding Trust
6.208% due 12/16/2049		2,500	2,778
Sequoia Mortgage Trust
0.392% due 07/20/2036		2,081	1,847
0.892% due 10/19/2026		98	97
Structured Adjustable Rate Mortgage Loan Trust
0.673% due 06/25/2035		88	86
1.563% due 01/25/2035		187	143
2.578% due 02/25/2034		333	331
2.609% due 08/25/2035		274	253
5.500% due 12/25/2034		613	591
Structured Asset Mortgage Investments Trust
0.383% due 06/25/2036		135	106
0.403% due 04/25/2036		539	387
0.442% due 07/19/2035		1,951	1,859
0.852% due 10/19/2034		141	139
Structured Asset Securities Corp.
2.718% due 10/28/2035		100	94
Swan Trust
4.110% due 04/25/2041	AUD	387	356
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,820
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		1,371	1,360
5.088% due 08/15/2041		1,400	1,444
WaMu Mortgage Pass-Through Certificates
0.453% due 11/25/2045		270	242
0.483% due 10/25/2045		1,643	1,494
0.899% due 01/25/2047		1,069	997
0.939% due 05/25/2047		621	527
0.979% due 12/25/2046		143	127
1.174% due 02/25/2046		221	199

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.368% due 11/25/2042		$33	$30
2.470% due 07/25/2046		959	886
2.470% due 11/25/2046		147	131
2.862% due 12/25/2035		361	331
5.273% due 08/25/2035		315	304
Wells Fargo Mortgage-Backed Securities Trust
2.626% due 09/25/2034		153	155

Total Mortgage-Backed Securities (Cost $162,599)			162,772

ASSET-BACKED SECURITIES 2.2%
Access Group, Inc.
1.576% due 10/27/2025		8,622	8,621
AMMC CLO Ltd.
0.498% due 05/03/2018		52	52
Aquilae CLO PLC
0.581% due 01/17/2023	EUR	3,407	4,355
Ares CLO Ltd.
0.502% due 03/12/2018		$1,205	1,197
Asset-Backed Funding Certificates Trust
0.893% due 06/25/2034		1,154	1,083
Bear Stearns Asset-Backed Securities Trust
0.853% due 10/25/2032		19	18
Citibank Omni Master Trust
2.943% due 08/15/2018		6,500	6,677
Citigroup Mortgage Loan Trust, Inc.
0.273% due 01/25/2037		232	117
College Loan Corp. Trust
0.526% due 01/25/2024		800	778
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		45	46
Countrywide Asset-Backed Certificates
0.373% due 07/25/2036		3,321	3,222
0.443% due 04/25/2036		225	219
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036		104	49
Duane Street CLO Ltd.
0.525% due 11/08/2017		137	137
Equity One ABS, Inc.
0.493% due 04/25/2034		91	76
First Franklin Mortgage Loan Trust
0.533% due 11/25/2035		12,957	12,478
GSAMP Trust
0.263% due 12/25/2036		120	60
Harbourmaster CLO BV
0.469% due 06/15/2020	EUR	371	477
Harvest CLO S.A.
0.825% due 03/29/2017		137	178
HSI Asset Securitization Corp. Trust
0.243% due 10/25/2036		$9	4
Landmark CDO Ltd.
0.575% due 06/01/2017		651	650
Magi Funding PLC
0.578% due 04/11/2021	EUR	1,653	2,109
Merrill Lynch Mortgage Investors Trust
0.273% due 09/25/2037		$27	7
0.313% due 02/25/2037		439	192
Morgan Stanley IXIS Real Estate Capital Trust
0.243% due 11/25/2036		14	6
Nautique Funding Ltd.
0.527% due 04/15/2020		962	944
Navigare Funding CLO Ltd.
0.534% due 05/20/2019		159	158
Nelnet Student Loan Trust
0.976% due 07/25/2018		432	433

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina State Education Assistance Authority
0.726% due 10/26/2020		$3,278	$3,281
NYLIM Flatiron CLO Ltd.
0.495% due 08/08/2020		600	590
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.453% due 07/25/2035		37	37
Park Place Securities, Inc.
0.453% due 09/25/2035		31	30
Penta CLO S.A.
0.518% due 06/04/2024	EUR	3,970	4,919
RAAC Series
0.363% due 11/25/2036		$148	147
Renaissance Home Equity Loan Trust
0.953% due 12/25/2032		65	49
Securitized Asset-Backed Receivables LLC
0.253% due 12/25/2036 ^		394	116
SLM Student Loan Trust
0.316% due 04/25/2019		8,800	8,685
0.386% due 04/25/2017		19	19
0.726% due 01/25/2017		701	703
1.776% due 04/25/2023		11,827	12,173
1.843% due 12/15/2017		470	472
2.350% due 04/15/2039		1,603	1,608
Soundview Home Loan Trust
0.253% due 11/25/2036		63	23
Structured Asset Securities Corp.
1.694% due 04/25/2035		720	672
Symphony CLO Ltd.
0.515% due 05/15/2019		3,100	3,075
Wood Street CLO BV
0.587% due 03/29/2021	EUR	503	642

Total Asset-Backed Securities (Cost $79,613)			81,584

SOVEREIGN ISSUES 5.0%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	700	772

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 09/20/2025	AUD	1,700	$2,003
4.000% due 08/20/2015		200	326
4.000% due 08/20/2020		19,900	33,458
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024	BRL	2,600	2,869
6.000% due 08/15/2040		7,000	7,904
6.000% due 08/15/2050		5,900	6,720
Canada Government Bond
4.250% due 12/01/2021 (b)	CAD	7,385	9,188
Instituto de Credito Oficial
1.966% due 03/25/2014	EUR	16,900	22,033
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700	3,880
2.750% due 11/20/2025		17,000	19,244
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	43,737	59,745
United Kingdom Gilt
1.250% due 11/22/2017 (b)	GBP	515	879
United Kingdom Inflation Linked Gilt
2.500% due 07/26/2016		2,900	15,053
Xunta de Galicia
6.131% due 04/03/2018	EUR	900	1,248

Total Sovereign Issues (Cost $199,186)			185,322

SHORT-TERM INSTRUMENTS 57.5%

CERTIFICATES OF DEPOSIT 1.7%
Dexia Credit Local S.A.
1.400% due 09/20/2013		$40,200	40,266
1.700% due 09/06/2013		20,300	20,339

			60,605

COMMERCIAL PAPER 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
3.120% due 10/21/2013		700	698

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Standard Chartered Bank
0.950% due 10/01/2013		$33,300	$33,283

			33,981

REPURCHASE AGREEMENTS (d) 6.3%
			230,440

ITALY TREASURY BILLS 1.0%
1.728% due 09/13/2013 (a)	EUR	27,650	35,953

U.S. TREASURY BILLS 4.0%
0.117% due 08/15/2013 - 05/29/2014 (a)(e)(j)		$145,642	145,499

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (c) 43.6%
PIMCO Short-Term Floating NAV Portfolio		160,189,319	1,602,854

Total Short-Term Instruments (Cost $2,108,740)			2,109,332

PURCHASED OPTIONS (h) 0.0%
(Cost $1,042)			768

Total Investments 173.2% (Cost $6,501,776)			$6,370,897

Written Options (f)(i) (0.3%) (Premiums $6,443)			(10,351)

Other Assets and Liabilities (Net) (72.9%)			(2,682,155)

Net Assets 100.0%			$3,678,391

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
SSB	0.010%	06/28/2013	07/01/2013	$440	Fannie Mae 2.200% due 10/17/2022	$(451)	$440	$440
TDM	0.100%	06/19/2013	07/09/2013	230,000	U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 07/15/2014 - 07/15/2022	(213,854)	230,000	230,000
					U.S. Treasury Notes 1.625% - 1.750% due 05/15/2022 - 08/15/2022	(24,644)

						$(238,949)	$230,440	$230,440

(1)	Includes accrued interest.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.140%	06/14/2013	07/12/2013	$49,999	$(50,011)
MSC	0.100%	05/14/2013	07/09/2013	9,153	(9,156)
	0.160%	05/06/2013	07/12/2013	70,573	(70,612)
	0.160%	05/07/2013	07/11/2013	35,603	(35,621)
	0.170%	05/07/2013	07/11/2013	32,569	(32,600)
	0.170%	05/09/2013	07/10/2013	25,197	(25,210)
TDM	0.100%	05/24/2013	07/08/2013	8,899	(8,900)
	0.130%	06/04/2013	07/02/2013	10,618	(10,619)
	0.130%	06/12/2013	07/02/2013	41,513	(41,517)
	0.130%	06/12/2013	07/05/2013	372,977	(373,046)
	0.130%	06/13/2013	07/05/2013	585,686	(585,831)
	0.140%	05/20/2013	07/08/2013	224,970	(225,023)
	0.140%	05/20/2013	07/12/2013	27,168	(27,177)
	0.140%	06/04/2013	07/02/2013	7,127	(7,127)
	0.140%	06/10/2013	07/08/2013	223,812	(223,823)
	0.140%	06/17/2013	07/05/2013	203,974	(203,981)
	0.140%	06/18/2013	07/08/2013	533,426	(533,638)
	0.140%	06/18/2013	07/09/2013	5,744	(5,745)
	0.180%	02/04/2013	07/10/2013	21,370	(21,399)
	0.200%	02/27/2013	07/10/2013	200,821	(201,179)

					$(2,692,215)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $1,270,750 at a weighted average interest rate of 0.196%.
(3)	Payable for sale-buyback transactions includes $585 of deferred price drop on sale-buyback transactions.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(e)	Securities with an aggregate market value of $2,684,245 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
SSB	$440	$(451)	$(11)
TDM	230,000	(237,548)	(7,548)

Master Securities Forward Transactions Agreement
BCY	(50,011)	49,885	(126)
MSC	(173,199)	172,676	(523)
TDM	(2,469,005)	2,460,733	(8,272)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(f)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	216	$122	$(621)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	216	68	(6)

				$190	$(627)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	1,336	$(2,155)
90-Day Eurodollar September Futures	Long	09/2015	551	(512)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	63	(182)
U.S. Treasury 30-Year Bond September Futures	Long	09/2013	88	(357)

				$(3,206)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Centrally	Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$100	$(3)	$0

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$	59,100	$8,096	$4,128

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(g)	Securities with an aggregate market value of $6,822 and cash of $41 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(627)

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
MSC	$(3,206)	$0

Centrally Cleared Swaps
DEU	666	(42)
FOB	3,462	(254)

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	AUD	94,795	$	92,922	CBK	$6,279	$0	$6,279
07/2013	EUR	7,170		9,269	BRC	0	(64)	(64)
07/2013		505		673	FBF	16	0	16
07/2013		214,439		276,991	MSC	0	(2,133)	(2,133)
07/2013		214,439		284,684	UAG	5,560	0	5,560
07/2013	GBP	22,096		33,498	HUS	0	(109)	(109)
07/2013	INR	1,470,684		24,864	UAG	220	0	220
07/2013	JPY	552,600		5,638	FBF	66	0	66
07/2013		1,199,200		12,403	HUS	312	0	312
07/2013		675,300		6,829	JPM	19	0	19
07/2013		48,600		495	RBC	5	0	5
07/2013		663,600		6,722	UAG	30	0	30

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	16,219	AUD	16,820	DUB	$0	$(845)	$(845)
07/2013		1,005		1,042	HUS	0	(52)	(52)
07/2013		4,316		4,490	JPM	0	(212)	(212)
07/2013		13,793	EUR	10,382	BRC	0	(279)	(279)
07/2013		199,047		152,154	CBK	0	(996)	(996)
07/2013		4,677		3,507	HUS	0	(112)	(112)
07/2013		64,681		49,230	JPM	0	(601)	(601)
07/2013		284,684		214,439	MSC	0	(5,560)	(5,560)
07/2013		9,060		6,841	RYL	0	(156)	(156)
07/2013		16,879	GBP	10,972	BRC	0	(191)	(191)
07/2013		17,258		11,124	DUB	21	(360)	(339)
07/2013		4,778	INR	259,900	BRC	0	(423)	(423)
07/2013		5,971		325,651	CBK	0	(514)	(514)
07/2013		3,890		211,694	HUS	0	(343)	(343)
07/2013		2,509		137,167	JPM	0	(210)	(210)
07/2013		9,549		536,272	UAG	0	(563)	(563)
07/2013		1,325	JPY	125,500	BPS	0	(60)	(60)
07/2013		13,880		1,307,400	FBF	0	(697)	(697)
07/2013		28,610		2,783,900	RYL	0	(539)	(539)
07/2013	ZAR	12,988	$	1,424	BOA	116	0	116
08/2013	BRL	2,571		1,162	BOA	20	(2)	18
08/2013		2,395		1,097	BRC	31	0	31
08/2013		1,017		455	DUB	3	0	3
08/2013		5,685		2,606	FBF	76	0	76
08/2013		3,400		1,500	HUS	0	(13)	(13)
08/2013		17,812		8,021	MSC	125	(31)	94
08/2013	EUR	147,737		193,189	CBK	864	0	864
08/2013	GBP	10,972		16,876	BRC	191	0	191
08/2013	$	22,839	BRL	46,404	UAG	0	(2,188)	(2,188)
09/2013	CAD	44,678	$	43,829	RBC	1,432	0	1,432
09/2013	EUR	27,318		35,437	BRC	0	(133)	(133)
09/2013	$	3,189	CAD	3,261	DUB	0	(94)	(94)
09/2013		29,656		30,267	JPM	0	(934)	(934)
09/2013		7,233	EUR	5,395	CBK	0	(208)	(208)
09/2013		2,152		1,606	FBF	0	(61)	(61)
09/2013		28,211	MXN	350,469	UAG	0	(1,350)	(1,350)
10/2013	INR	332,236	$	5,491	BRC	23	(3)	20
10/2013		164,762		2,730	DUB	23	(6)	17
10/2013		32,097		526	JPM	0	(2)	(2)
10/2013		68,004		1,115	UAG	0	(5)	(5)
10/2013	$	24,456	INR	1,470,684	UAG	0	(240)	(240)

						$15,432	$(20,289)	$(4,857)

(h)	Purchased Options:

Interest	Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$	20,500	$1,042	$768

(i)	Written Options:

Interest	Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Receive	1.600%	07/02/2013	$	21,300	$73	$0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	BOA	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		21,300	73	(463)
Call - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Receive	1.600%	07/02/2013		87,100	157	0
Put - OTC 2-Year Interest Rate Swap (Effective 07/05/2016)	GLM	3-Month USD-LIBOR	Pay	1.600%	07/02/2013		87,100	435	(1,893)
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	35,500	72	(2)
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		13,800	24	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Interest	Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	23,100	$45	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	09/03/2013	$	8,400	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		8,400	21	(183)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		24,000	63	(385)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		6,600	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		6,600	18	(144)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		17,200	57	(276)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(578)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		66,300	184	(1,193)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		42,400	24	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		42,400	107	(925)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		68,600	348	(986)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	35,600	183	(20)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		6,200	28	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		9,400	48	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		4,000	24	(2)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	21,100	74	0
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,300	82	0
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		24,700	118	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,900	16	(105)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		17,400	59	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		27,800	482	(482)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		29,400	137	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.900%	09/30/2013		76,200	1,319	(1,319)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		18,900	65	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		18,900	80	(288)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.900%	09/03/2013		8,400	26	(2)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.400%	09/03/2013		8,400	60	(319)

								$5,547	$(9,577)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BPS	JPY	95.000	07/05/2013	$	12,600	$120	$(6)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		13,000	115	(6)

							$235	$(12)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date (5)	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$33,400	$298	$(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	4,400	57	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,400	33	(7)
Floor - OTC YOY CPURNSA Index	BPS	0.000	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	3,900	34	(28)
Floor - OTC YOY CPURNSA Index	DUB	0.000	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	5,100	49	(41)

						$471	$(135)

(5)	YOY options may have a series of expirations.

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Notional Amount in JPY		Premium
Balance at 12/31/2012	0	$654,100	EUR	14,300	JPY	0	$5,759
Sales	432	1,533,900		193,300		3,400,000	8,168
Closing Buys	0	(274,200)		0		0	(2,210)
Expirations	0	(759,200)		(80,000)		(3,400,000)	(4,012)
Exercised	0	(207,500)		0		0	(1,262)

Balance at 06/30/2013	432	$947,100	EUR	127,600	JPY	0	$6,443

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.397%	$	300	$(2)	$0	$(2)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	0.459%		3,500	(58)	0	(58)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.459%		1,500	(25)	0	(25)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.213%		2,000	(28)	0	(28)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.213%		2,000	(18)	0	(18)

								$(131)	$0	$(131)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	DUB	1.000%	06/20/2020	2.076%	$	800	$(54)	$(27)	$(27)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.900%	09/01/2016	BPS	EUR	66,000	$2,182	$71	$2,111
Pay	1-Month EUR-FRCPXTOB Index	1.950%	09/01/2017	BPS		38,800	1,448	0	1,448
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	BOA		4,700	156	123	33
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	CBK		3,000	100	47	53
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	DUB		28,600	948	761	187
Pay	1-Month EUR-FRCPXTOB Index	2.150%	04/01/2021	GLM		8,800	292	140	152
Pay	1-Month EUR-FRCPXTOB Index	1.950%	07/25/2021	BOA		38,600	100	(46)	146
Pay	1-Year BRL-CDI	7.900%	01/02/2015	JPM	BRL	56,100	(501)	(200)	(301)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		100	0	0	0
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM		30,100	(156)	38	(194)
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		116,300	(596)	137	(733)
Pay	1-Year BRL-CDI	8.485%	01/02/2015	DUB		57,900	(352)	(13)	(339)
Pay	1-Year BRL-CDI	8.560%	01/02/2015	UAG		67,100	(377)	51	(428)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		26,900	(46)	132	(178)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		11,500	1	70	(69)
Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017	GLM	$	43,800	(1,099)	24	(1,123)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	BPS		108,500	(2,466)	131	(2,597)
Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017	RYL		85,700	(1,948)	78	(2,026)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		38,700	(863)	646	(1,509)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	CBK		13,500	(301)	103	(404)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		19,300	(431)	284	(715)
Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023	DUB		17,000	(323)	0	(323)
Pay	6-Month AUD-BBR-BBSW	4.500%	12/11/2023	UAG	AUD	1,000	(26)	(5)	(21)

							$(4,258)	$2,572	$(6,830)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $26,476 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(735)	$982	$247
BPS	207	(490)	(283)
BRC	(869)	1,392	523
CBK	5,136	(3,820)	1,316
DUB	(1,773)	1,804	31
FBF	(601)	592	(9)
GLM	(4,154)	4,331	177
HUS	(316)	667	351
JPM	(2,923)	2,880	(43)
MSC	(7,599)	7,925	326
MYC	(3,277)	1,767	(1,510)
RBC	1,437	(1,200)	237
RYL	(3,254)	3,317	63
UAG	465	(890)	(425)

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$0	$768	$768
Variation margin receivable on financial derivative instruments (2)	0	1	0	0	0	1
Unrealized appreciation on foreign currency contracts	0	0	0	15,432	0	15,432
Unrealized appreciation on OTC swap agreements	0	0	0	0	4,130	4,130

	$0	$1	$0	$15,432	$4,898	$20,331

Liabilities:
Written options outstanding	$0	$0	$0	$12	$10,339	$10,351
Variation margin payable on financial derivative instruments (2)	0	0	0	0	297	297
Unrealized depreciation on foreign currency contracts	0	0	0	20,289	0	20,289
Unrealized depreciation on OTC swap agreements	0	158	0	0	10,960	11,118

	$0	$158	$0	$20,301	$21,596	$42,055

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain on Derivatives:
Net realized gain on investments (purchased options)	$0	$0	$0	$266	$0	$266
Net realized gain on futures contracts	0	0	0	0	217	217
Net realized gain on written options	0	0	0	179	1,384	1,563
Net realized gain on swaps	0	391	0	0	2,356	2,747
Net realized gain on foreign currency transactions	0	0	0	20,898	0	20,898

	$0	$391	$0	$21,343	$3,957	$25,691

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on investments (purchased options)	$0	$0	$0	$0	$378	$378
Net change in unrealized (depreciation) on futures contracts	0	0	0	0	(3,528)	(3,528)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	223	(5,110)	(4,887)
Net change in unrealized (depreciation) on swaps	0	(587)	0	0	(5,595)	(6,182)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(2,370)	0	(2,370)

	$0	$(587)	$0	$(2,147)	$(13,855)	$(16,589)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative (depreciation) of $(3,206) and open centrally cleared swaps cumulative appreciation/(depreciation) of $4,128 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$0	$1,369	$1,369
Corporate Bonds & Notes
Banking & Finance	0	172,181	0	172,181
Industrials	0	15,842	0	15,842
Utilities	0	10,431	0	10,431
Municipal Bonds & Notes
West Virginia	0	604	0	604
U.S. Government Agencies	0	71,904	9,416	81,320
U.S. Treasury Obligations	0	3,549,372	0	3,549,372
Mortgage-Backed Securities	0	160,505	2,267	162,772
Asset-Backed Securities	0	81,584	0	81,584
Sovereign Issues	0	185,322	0	185,322
Short-Term Instruments
Certificates of Deposit	0	60,605	0	60,605
Commercial Paper	0	33,981	0	33,981
Repurchase Agreements	0	230,440	0	230,440
Italy Treasury Bills	0	35,953	0	35,953
U.S. Treasury Bills	0	145,499	0	145,499
Central Funds Used for Cash Management Purposes	1,602,854	0	0	1,602,854

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Purchased Options
Interest Rate Contracts	$0	$768	$0	$768
	$1,602,854	$4,754,991	$13,052	$6,370,897

Financial Derivative Instruments - Assets
Foreign Exchange Contracts	0	15,432	0	15,432
Interest Rate Contracts	0	8,258	0	8,258
	$0	$23,690	$0	$23,690

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(158)	0	(158)
Foreign Exchange Contracts	0	(20,301)	0	(20,301)
Interest Rate Contracts	(3,206)	(21,164)	(135)	(24,505)
	$(3,206)	$(41,623)	$(135)	$(44,964)

Totals	$1,599,648	$4,737,058	$12,917	$6,349,623

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$1,369	$0	$1,369	$0
U.S. Government Agencies	10,018	0	(610)	0	0	8	0	0	9,416	12
Mortgage-Backed Securities	3,147	0	(73)	3	16	165	1,155	(2,146)	2,267	(42)
Asset-Backed Securities	202	0	(204)	0	0	2	0	0	0	0

	$13,367	$0	$(887)	$3	$16	$175	$2,524	$(2,146)	$13,052	$(30)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	$(83)	$0	$(83)	$0	$0	$31	$0	$0	$(135)	$30

Totals	$13,284	$0	$(970)	$3	$16	$206	$2,524	$(2,146)	$12,917	$0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

June 30, 2013 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$1,369	Third Party Vendor	Broker Quote	101.75
U.S. Government Agencies	9,416	Third Party Vendor	Broker Quote	100.50-100.63
Mortgage-Backed Securities	1,112	Benchmark Pricing	Base Price	111.50
	1,155	Third Party Vendor	Broker Quote	86.00

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(135)	Indicative Market Quotation	Broker Quote	0.16-0.81

Total	$12,917

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Real Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the enterprise’s investments were carried at fair value during the period and classified as Level 1 or Level 2 measurements in accordance with the requirements of U.S. GAAP. Another condition is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Portfolios with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, sale-buyback transactions or short sale transactions have been determined to be at a level requiring a Statement of Cash Flows. The Statement of Cash Flows has been prepared using the indirect method which requires net increase in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

(f) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

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(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in

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good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

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Notes to Financial Statements (Cont.)

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

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If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of

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Notes to Financial Statements (Cont.)

any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the

Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributors are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$47,775	$99,141

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$1,180,337	$3,944,312	$(3,521,900)	$(467)	$572	$1,602,854	$512	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$573,618	$619,846	$197,113	$491,562

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,407	$19,875	4,255	$61,900
Administrative Class	19,414	273,068	63,987	929,547
Advisor Class	7,567	106,581	17,569	255,005
Issued as reinvestment of distributions
Institutional Class	13	181	664	9,541
Administrative Class	123	1,724	15,464	222,185
Advisor Class	0	0	1,671	23,990
Cost of shares redeemed
Institutional Class	(2,088)	(29,441)	(3,431)	(50,186)
Administrative Class	(36,701)	(509,567)	(38,365)	(557,520)
Advisor Class	(3,217)	(44,954)	(26,017)	(371,445)
Net increase (decrease) resulting from Portfolio share transactions	(13,482)	$(182,533)	35,797	$523,017

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 44% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$6,673,048	$23,824	$(325,975)	$(302,151)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	37

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	INR	Indian Rupee	USD	United States Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

38	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT59SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Short-Term Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	59.5%
U.S. Government Agencies	8.7%
Short-Term Instruments	8.7%
Mortgage-Backed Securities	7.4%
Asset-Backed Securities	7.4%
Other	8.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (09/30/1999)
PIMCO Short-Term Portfolio Administrative Class	-0.08%	1.00%	2.33%	2.56%	3.22%
Citigroup 3-Month Treasury Bill Index±	0.03%	0.08%	0.23%	1.63%	2.17%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.60% for Administrative Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$999.20	$1,021.77
Expenses Paid During Period†	$3.02	$3.06
Net Annualized Expense Ratio	0.61%	0.61%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was a significant detractor from returns as interest rates rose during the reporting period.

»

Short exposure to the euro and the British pound detracted from performance as these currencies appreciated relative to the U.S. dollar during a portion of the reporting period when the Portfolio had short exposure.

»	Exposure to non-Agency mortgages benefited performance as security selection within the sector provided positive income and total return over the reporting period.

»	Exposure to select securities within the investment grade corporate sector contributed to returns as they provided positive income over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$10.29	$10.12	$10.18	$10.07	$9.62	$10.01
Net investment income (a)	0.05	0.09	0.09	0.09	0.20	0.36
Net realized/unrealized gain (loss)	(0.06)	0.19	(0.03)	0.13	0.54	(0.39)
Total income (loss) from investment operations	(0.01)	0.28	0.06	0.22	0.74	(0.03)
Dividends from net investment income	(0.04)	(0.09)	(0.10)	(0.09)	(0.20)	(0.36)
Distributions from net realized capital gains	0.00	(0.02)	(0.02)	(0.02)	(0.09)	0.00
Total distributions	(0.04)	(0.11)	(0.12)	(0.11)	(0.29)	(0.36)
Net asset value end of year or period	$10.24	$10.29	$10.12	$10.18	$10.07	$9.62
Total return	(0.08)%	2.78%	0.51%	2.11%	7.80%	(0.31)%
Net assets end of year or period (000s)	$49,853	$43,217	$33,688	$26,794	$16,335	$12,385
Ratio of expenses to average net assets	0.61%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets excluding interest expense	0.60%*	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.89%*	0.90%	0.90%	0.88%	1.98%	3.65%
Portfolio turnover rate	66%**	103%**	225%**	231%**	524%	191%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$128,290
Investments in Affiliates, at value	2,373
Repurchase agreements, at value	600
Cash	132
Deposits with counterparty	12
Foreign currency, at value	104
Receivable for investments sold	2,221
OTC swap premiums paid	19
Unrealized appreciation on foreign currency contracts	343
Unrealized appreciation on OTC swap agreements	14
Receivable for Portfolio shares sold	278
Interest and dividends receivable	925
Dividends receivable from Affiliates	1
135,312

Liabilities:
Payable for investments purchased	$3,405
Payable for investments in Affiliates purchased	1
Payable for reverse repurchase agreements	4,817
Payable for sale-buyback transactions	1,197
OTC swap premiums received	3
Variation margin payable on financial derivative instruments	6
Unrealized depreciation on foreign currency contracts	172
Unrealized depreciation on OTC swap agreements	4
Payable for Portfolio shares redeemed	188
Accrued investment advisory fees	24
Accrued supervisory and administrative fees	19
Accrued distribution fees	13
Accrued servicing fees	6
9,855

Net Assets	$125,457

Net Assets Consist of:
Paid in capital	$125,182
Undistributed net investment income	548
Accumulated undistributed net realized (loss)	(281)
Net unrealized appreciation	8
$125,457

Net Assets:
Institutional Class	$8,393
Administrative Class	49,853
Advisor Class	67,211

Shares Issued and Outstanding:
Institutional Class	820
Administrative Class	4,871
Advisor Class	6,566

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.24
Administrative Class	10.24
Advisor Class	10.24

Cost of Investments	$128,287
Cost of Investments in Affiliates	$2,374
Cost of Repurchase Agreements	$600
Cost of Foreign Currency Held	$104

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$798
Dividends from Affiliate investments	18
Total Income	816

Expenses:
Investment advisory fees	135
Supervisory and administrative fees	108
Servicing fees - Administrative Class	33
Distribution and/or servicing fees - Advisor Class	70
Trustees’ fees	1
Interest expense	8
Total Expenses	355

Net Investment Income	461

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(320)
Net realized (loss) on Affiliate investments	(2)
Net realized gain on written options	56
Net realized (loss) on swaps	(19)
Net realized gain on foreign currency transactions	53
Net change in unrealized (depreciation) on investments	(250)
Net change in unrealized (depreciation) on swaps	(207)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(70)
Net (Loss)	(759)

Net (Decrease) in Net Assets Resulting from Operations	$(298)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$461	$664
Net realized gain (loss)	(230)	150
Net realized gain (loss) on Affiliate investments	(2)	3
Net change in unrealized appreciation (depreciation)	(527)	1,266
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(298)	2,082

Distributions to Shareholders:
From net investment income
Institutional Class	(39)	(87)
Administrative Class	(182)	(273)
Advisor Class	(205)	(295)
From net realized capital gains
Institutional Class	0	(17)
Administrative Class	0	(60)
Advisor Class	0	(90)

Total Distributions	(426)	(822)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	23,480	31,799

Total Increase in Net Assets	22,756	33,059

Net Assets:
Beginning of period	102,701	69,642
End of period*	$125,457	$102,701

*Including undistributed net investment income of:	$548	$513

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Las Vegas Sands LLC
1.700% due 05/23/2014		$443	$443

Total Bank Loan Obligations (Cost $442)			443

CORPORATE BONDS & NOTES 62.3%

BANKING & FINANCE 38.4%
Ally Financial, Inc.
3.125% due 01/15/2016		200	200
4.500% due 02/11/2014		100	101
6.750% due 12/01/2014		100	106
7.500% due 12/31/2013		350	360
8.300% due 02/12/2015		100	108
American Express Co.
7.250% due 05/20/2014		143	151
American Express Credit Corp.
1.374% due 06/12/2015		300	305
American Honda Finance Corp.
0.648% due 05/26/2016		500	499
American International Group, Inc.
3.650% due 01/15/2014		600	609
4.250% due 09/15/2014		450	467
Banco do Brasil S.A.
4.500% due 01/22/2015		200	205
Bank of America Corp.
5.375% due 06/15/2014		140	145
7.375% due 05/15/2014		2,600	2,736
Banque PSA Finance S.A.
2.182% due 04/04/2014		350	347
Bear Stearns Cos. LLC
5.700% due 11/15/2014		700	746
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		500	521
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		1,000	1,005
1.500% due 12/12/2014		1,000	1,014
2.600% due 07/02/2015		600	623
CDP Financial, Inc.
3.000% due 11/25/2014		900	928
CIT Group, Inc.
4.750% due 02/15/2015		100	102
5.250% due 04/01/2014		525	534
Citigroup, Inc.
0.399% due 03/07/2014		85	85
5.500% due 10/15/2014		200	210
6.000% due 12/13/2013		300	307
Depfa ACS Bank
3.875% due 07/15/2013	EUR	900	1,172
Dexia Credit Local S.A.
0.756% due 04/29/2014		$500	501
2.750% due 01/10/2014		1,000	1,011
DNB Boligkreditt A/S
2.100% due 10/14/2016		500	513
Eksportfinans ASA
0.480% due 10/07/2013		500	497
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		600	624
Erste Abwicklungsanstalt
0.576% due 01/29/2016		1,200	1,204
1.022% due 03/13/2015		400	404
Export-Import Bank of Korea
1.250% due 11/20/2015		500	495
Ford Motor Credit Co. LLC
1.373% due 08/28/2014		600	601
2.500% due 01/15/2016		200	202
8.000% due 06/01/2014		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Capital Corp.
0.533% due 09/15/2014		$500	$500
1.025% due 08/11/2015		500	502
Goldman Sachs Group, Inc.
0.777% due 01/12/2015		150	150
0.876% due 09/29/2014		350	349
1.274% due 11/21/2014		450	453
5.000% due 10/01/2014		500	522
5.125% due 01/15/2015		500	528
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	449
Hospitality Properties Trust
7.875% due 08/15/2014		400	416
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,000	1,028
HSBC Finance Corp.
0.527% due 01/15/2014		700	699
0.705% due 06/01/2016		400	397
4.750% due 07/15/2013		200	200
HSH Nordbank AG
0.425% due 12/31/2015		200	197
ING Bank NV
1.674% due 06/09/2014		200	202
2.000% due 10/18/2013		250	251
International Lease Finance Corp.
4.875% due 04/01/2015		50	51
5.625% due 09/20/2013		100	101
8.625% due 09/15/2015		100	110
Intesa Sanpaolo SpA
2.674% due 02/24/2014		350	351
JPMorgan Chase & Co.
0.611% due 10/12/2015	EUR	400	511
0.726% due 04/23/2015		$200	200
0.893% due 02/26/2016		700	699
0.937% due 10/15/2015		200	201
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		400	393
Korea Development Bank
8.000% due 01/23/2014		1,500	1,558
LeasePlan Corp. NV
3.000% due 10/23/2017		200	201
Morgan Stanley
2.875% due 07/28/2014		1,050	1,070
4.200% due 11/20/2014		300	310
6.000% due 05/13/2014		340	354
Nederlandse Waterschapsbank NV
0.554% due 05/23/2015		400	400
1.375% due 05/16/2014		700	706
Nordea Bank AB
3.700% due 11/13/2014		300	311
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
Nykredit Realkredit A/S
2.000% due 10/01/2013	DKK	5,200	911
Piper Jaffray Cos.
4.274% due 05/31/2014		$200	200
Prudential Covered Trust
2.997% due 09/30/2015		270	279
Rabobank Group
0.753% due 03/18/2016		1,000	1,003
4.200% due 05/13/2014		850	877
RCI Banque S.A.
2.148% due 04/11/2014		300	301
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	509
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		100	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$500	$502
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	106
SLM Corp.
0.576% due 01/27/2014		200	198
3.875% due 09/10/2015		100	101
5.000% due 10/01/2013		300	302
5.375% due 05/15/2014		100	102
6.250% due 01/25/2016		450	479
Standard Chartered PLC
1.225% due 05/12/2014		250	252
3.200% due 05/12/2016		250	262
5.500% due 11/18/2014		650	685
Sun Life Financial Global Funding LP
0.530% due 10/06/2013		1,000	998
Svensk Exportkredit AB
0.424% due 04/29/2016		500	500
0.650% due 11/09/2017		1,250	1,260
1.125% due 04/05/2018		1,200	1,167
Svenska Handelsbanken AB
4.875% due 06/10/2014		250	259
Swedbank Hypotek AB
2.950% due 03/28/2016		700	733
Toronto-Dominion Bank
1.500% due 03/13/2017		300	302
Toyota Motor Credit Corp.
0.564% due 05/17/2016		1,100	1,099
WEA Finance LLC
7.500% due 06/02/2014		250	266
Weyerhaeuser Co.
6.950% due 08/01/2017		93	109

			48,185

INDUSTRIALS 21.6%
AbbVie, Inc.
1.200% due 11/06/2015		600	601
1.750% due 11/06/2017		100	98
Altria Group, Inc.
4.125% due 09/11/2015		250	267
7.750% due 02/06/2014		600	625
America Movil S.A.B. de C.V.
5.500% due 03/01/2014		200	206
Amgen, Inc.
1.875% due 11/15/2014		250	254
2.125% due 05/15/2017		250	251
2.300% due 06/15/2016		250	257
Anadarko Petroleum Corp.
5.750% due 06/15/2014		250	261
7.625% due 03/15/2014		400	419
Anglo American Capital PLC
9.375% due 04/08/2014		950	1,007
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	136
BAT International Finance PLC
2.125% due 06/07/2017		$450	452
Boston Scientific Corp.
4.500% due 01/15/2015		400	419
5.450% due 06/15/2014		300	312
Case New Holland, Inc.
7.750% due 09/01/2013		110	111
Comcast Corp.
5.300% due 01/15/2014		150	154
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013		125	126

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Covidien International Finance S.A.
1.350% due 05/29/2015	$250	$252
CRH America, Inc.
5.300% due 10/15/2013	358	363
Crown Castle Towers LLC
3.214% due 08/15/2035	200	206
CSN Islands Corp.
9.750% due 12/16/2013	100	103
CSX Corp.
5.500% due 08/01/2013	700	703
Dell, Inc.
1.400% due 09/10/2013	1,050	1,050
DISH DBS Corp.
6.625% due 10/01/2014	250	261
7.750% due 05/31/2015	100	109
Encana Corp.
4.750% due 10/15/2013	300	303
Energy Transfer Partners LP
6.000% due 07/01/2013	900	900
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	212
ERAC USA Finance LLC
2.250% due 01/10/2014	1,012	1,020
General Mills, Inc.
0.576% due 01/29/2016	100	100
Georgia-Pacific LLC
7.700% due 06/15/2015	630	707
Glencore Funding LLC
6.000% due 04/15/2014	250	259
HCA, Inc.
5.750% due 03/15/2014	200	204
6.750% due 07/15/2013	300	300
8.500% due 04/15/2019	100	108
Hewlett-Packard Co.
6.125% due 03/01/2014	700	724
HP Enterprise Services LLC
6.000% due 08/01/2013	500	502
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	200	214
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	255
Linde Finance BV
3.625% due 11/13/2014	500	520
MGM Resorts International
6.625% due 07/15/2015	1,000	1,071
Mondelez International, Inc.
6.750% due 02/19/2014	200	207
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	100	99
1.950% due 09/12/2017	100	99
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	200	203
PepsiCo, Inc.
0.483% due 02/26/2016	500	501
Petrobras International Finance Co.
2.875% due 02/06/2015	600	607
Phillips 66
1.950% due 03/05/2015	300	305
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	104
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	350	363
Reynolds American, Inc.
7.625% due 06/01/2016	600	700
Rogers Communications, Inc.
5.500% due 03/15/2014	458	473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SABMiller Holdings, Inc.
1.850% due 01/15/2015		$300	$304
Sanofi
2.625% due 03/29/2016		400	417
Sutter Health
1.090% due 08/15/2053		1,000	990
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017		250	249
TCI Communications, Inc.
8.750% due 08/01/2015		800	925
Tesco PLC
5.500% due 11/15/2017		100	113
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016		500	515
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014		600	605
2.250% due 08/15/2016		100	102
3.250% due 11/20/2014		300	308
USG Corp.
6.300% due 11/15/2016		100	102
Volkswagen International Finance NV
0.874% due 11/20/2014		600	602
Walgreen Co.
0.772% due 03/13/2014		400	400
Wesfarmers Ltd.
2.983% due 05/18/2016		250	260
Xerox Corp.
1.672% due 09/13/2013		700	701
Xstrata Canada Financial Corp.
2.850% due 11/10/2014		450	458

			27,114

UTILITIES 2.3%
Duke Energy Corp.
3.950% due 09/15/2014		300	311
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014		800	852
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		200	209
Pennsylvania Electric Co.
5.125% due 04/01/2014		500	516
Plains All American Pipeline LP
3.950% due 09/15/2015		440	467
Telecom Italia Capital S.A.
5.250% due 11/15/2013		200	202
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	263

			2,820

Total Corporate Bonds & Notes (Cost $78,140)			78,119

MUNICIPAL BONDS & NOTES 2.7%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.173% due 11/25/2043		$170	170

CALIFORNIA 0.5%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	321
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2011
0.774% due 07/01/2041	$250	$250

		671

FLORIDA 0.3%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	200	209
4.000% due 07/01/2016	165	179

		388

MICHIGAN 0.8%
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2019	1,000	1,036

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	100	100

NEW YORK 0.3%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	330

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	250	249

TEXAS 0.4%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $3,451)		3,444

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
0.262% due 12/25/2036	17	16
0.313% due 03/25/2034	15	15
0.343% due 08/25/2034	4	4
0.393% due 02/25/2037 - 10/27/2037	298	298
0.543% due 05/25/2042	9	9
0.743% due 09/25/2041	388	392
0.750% due 01/30/2015 (c)	3,000	3,007
0.773% due 06/25/2041	233	236
0.873% due 12/25/2037	113	114
0.898% due 01/01/2021	192	193
1.374% due 03/01/2044 - 07/01/2044	39	41
2.755% due 10/01/2031	2	2
3.000% due 11/14/2018 (c)	500	505
4.340% due 02/01/2017	961	1,009
Freddie Mac
0.233% due 12/25/2036	43	43
0.643% due 09/15/2041	216	219
0.850% due 02/24/2016	250	251
0.893% due 02/15/2038	197	199
1.374% due 10/25/2044 - 02/25/2045	266	269
1.574% due 07/25/2044	50	52
3.000% due 07/31/2019 (d)	350	351

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 08/01/2019 - 08/08/2019 (c)	$2,600	$2,606
Ginnie Mae
0.748% due 04/20/2062	386	388
0.898% due 02/20/2062	293	296
1.248% due 02/20/2062	191	196
1.625% due 02/20/2032	10	10
NCUA Guaranteed Notes
0.543% due 12/07/2020	174	174
0.563% due 11/06/2017	213	213
0.753% due 12/08/2020	199	200
1.600% due 10/29/2020	139	141

Total U.S. Government Agencies (Cost $11,448)		11,449

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
0.375% due 06/15/2016 (d)	800	797
1.000% due 05/31/2018 (c)	1,200	1,179

Total U.S. Treasury Obligations (Cost $1,999)		1,976

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.897% due 11/25/2035	903	761
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045	100	111
Banc of America Large Loan Trust
2.493% due 11/15/2015	894	897
Banc of America Mortgage Trust
3.437% due 07/20/2032	1	1
BCAP LLC Trust
2.859% due 11/26/2035	84	84
Bear Stearns Adjustable Rate Mortgage Trust
3.082% due 01/25/2034	6	6
Bear Stearns Alt-A Trust
2.864% due 09/25/2035	33	27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041	742	763
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	17	16
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	21	21
5.392% due 07/15/2044	245	248
Commercial Mortgage Pass-Through Certificates
0.323% due 12/15/2020	147	144
0.373% due 06/15/2022	206	204
2.365% due 02/10/2029	700	716
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035	22	20
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	5	4
2.341% due 06/25/2033	26	25
DBRR Trust
0.853% due 02/25/2045	98	98
0.946% due 09/25/2045	191	192
First Republic Mortgage Loan Trust
0.493% due 08/15/2032	19	18
Fosse Master Issuer PLC
1.677% due 10/18/2054	161	162
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045	37	33
GS Mortgage Securities Trust
4.761% due 07/10/2039	800	848
GSR Mortgage Loan Trust
2.664% due 09/25/2035	30	29

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		$49	$40
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		500	556
Mellon Residential Funding Corp.
0.633% due 12/15/2030		7	7
Merrill Lynch Floating Trust
0.731% due 07/09/2021		589	584
Merrill Lynch Mortgage Investors Trust
1.193% due 10/25/2035		19	19
Morgan Stanley Capital Trust
1.085% due 03/15/2045		77	77
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	201	299
RBSSP Resecuritization Trust
0.693% due 10/26/2036		$214	198
2.475% due 12/26/2036		336	340
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	17	21
Structured Asset Mortgage Investments Trust
0.423% due 05/25/2045		$58	48
0.442% due 07/19/2035		9	8
0.852% due 09/19/2032		5	5
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		25	25
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		74	73
5.439% due 07/15/2041		468	478
5.760% due 02/15/2041		853	873
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045		541	560
WaMu Mortgage Pass-Through Certificates
1.169% due 08/25/2046		39	32
1.174% due 02/25/2046		28	25
1.368% due 11/25/2042		15	14
1.568% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $9,735)			9,713

ASSET-BACKED SECURITIES 7.7%
Apidos CDO Ltd.
0.534% due 06/12/2020		1,013	1,008
Ares CLO Ltd.
0.903% due 11/25/2020		435	432
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036		2	2
0.853% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.513% due 11/15/2017		331	331
Carrington Mortgage Loan Trust
0.293% due 06/25/2037		18	17
Celf Loan Partners Ltd.
1.553% due 07/25/2019	GBP	198	301
Centurion CDO Ltd.
0.594% due 03/08/2017		$292	291
Citibank Omni Master Trust
2.943% due 08/15/2018		1,200	1,233
4.900% due 11/15/2018		300	317
College Loan Corp. Trust
0.376% due 07/25/2024		439	435
Countrywide Asset-Backed Certificates
0.673% due 12/25/2031		2	1
0.933% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.933% due 08/25/2032		3	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Capital CLO Ltd.
0.536% due 04/21/2020		$270	$270
Dryden Leveraged Loan CDO
0.516% due 10/20/2020		402	398
Duane Street CLO Ltd.
0.528% due 01/11/2021		196	195
Educational Services of America, Inc.
0.923% due 04/25/2039		276	275
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	2	2
Fore CLO Ltd.
0.521% due 07/20/2019		$250	245
Franklin CLO Ltd.
0.533% due 06/15/2018		62	61
Gracechurch Card Funding PLC
0.890% due 02/15/2017		500	502
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		171	171
Irwin Home Equity Loan Trust
0.733% due 07/25/2032		1	1
Lafayette CLO Ltd.
1.674% due 09/06/2022		140	139
MASTR Asset-Backed Securities Trust
0.243% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		604	602
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		20	20
Nelnet Student Loan Trust
0.976% due 07/25/2018		68	68
New Century Home Equity Loan Trust
0.453% due 06/25/2035		21	20
Northstar Education Finance, Inc.
0.893% due 12/26/2031		184	182
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 10/01/2018		120	120
Renaissance Home Equity Loan Trust
0.553% due 11/25/2034		7	6
0.633% due 08/25/2033		9	8
0.693% due 12/25/2033		31	31
SLC Student Loan Trust
4.750% due 06/15/2033		450	421
SLM Student Loan Trust
0.473% due 12/17/2018		140	139
0.776% due 10/25/2017		223	224
1.776% due 04/25/2023		60	62
3.500% due 08/17/2043		137	130
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		177	177
Stone Tower CLO Ltd.
0.548% due 03/16/2018		424	422
Structured Asset Securities Corp.
0.773% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.524% due 11/01/2018		260	258
WhiteHorse Ltd.
0.544% due 05/01/2018		141	141

Total Asset-Backed Securities (Cost $9,685)			9,665

SOVEREIGN ISSUES 4.0%
Bank of England Euro Note
1.375% due 03/07/2014		400	403
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	311
Kommunalbanken A/S
0.656% due 03/27/2017		400	404
2.750% due 05/05/2015		300	312

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
5.000% due 06/15/2017	MXN	3,530	$273
6.250% due 06/16/2016		29,830	2,420
Qatar Government International Bond
5.150% due 04/09/2014		$250	259
State of North Rhine-Westphalia
0.576% due 04/28/2017		700	702

Total Sovereign Issues (Cost $4,982)			5,084

SHORT-TERM INSTRUMENTS 9.2%

CERTIFICATES OF DEPOSIT 2.3%
Banco do Brasil S.A.
0.000% due 01/24/2014		500	496
Dexia Credit Local S.A.
1.600% due 09/16/2013		1,350	1,353
1.700% due 09/06/2013		600	601
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		400	398

			2,848

COMMERCIAL PAPER 3.1%
British Telecommunications PLC
0.800% due 03/07/2014		400	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
0.700% due 03/13/2014	$1,000	$996
Entergy Corp.
0.940% due 11/07/2013	300	299
Ford Motor Credit Co. LLC
0.750% due 08/01/2013	100	100
1.021% due 01/06/2014	100	100
Santander S.A.
1.710% due 10/11/2013	500	499
Vodafone Group PLC
0.690% due 02/10/2014	100	100
0.720% due 01/28/2014	900	897
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013	250	250
0.740% due 10/15/2013	250	250

		3,889

REPURCHASE AGREEMENTS (b) 0.5%
		600

SHORT-TERM NOTES 0.2%
Appalachian Power Co.
0.649% due 08/16/2013	200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 1.2%
3.883% due 08/08/2013	MXN	19,000	$1,460

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 1.9%
PIMCO Short-Term Floating NAV Portfolio		10,427	104
PIMCO Short-Term Floating NAV Portfolio III		227,115	2,269

			2,373

Total Short-Term Instruments (Cost $11,379)			11,370

Total Investments 104.6% (Cost $131,261)			$131,263

Other Assets and Liabilities (Net) (4.6%)			(5,806)

Net Assets 100.0%			$125,457

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(625)	$600	$600

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.110%	06/12/2013	07/02/2013	$ 3,702	$(3,703)
	0.110%	06/24/2013	07/02/2013	608	(608)
RBS	0.150%	06/18/2013	07/02/2013	506	(506)

					$(4,817)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
GSC	0.000%	06/19/2013	07/11/2013	$1,197	$(1,197)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $9,507 at a weighted average interest rate of 0.143%.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(c)	Securities with an aggregate market value of $5,993 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BOA	$600	$(625)	$(25)
BSN	(4,311)	4,309	(2)
RBS	(506)	505	(1)

Master Securities Forward Transactions Agreement
GSC	(1,197)	1,179	(18)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.225%	05/24/2017	$	27,000	$(180)	$(180)
Receive	3-Month USD-LIBOR	0.315%	12/18/2013		107,000	(1)	6

						$(181)	$(174)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(d)	Securities with an aggregate market value of $337 and cash of $12 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized (Depreciation)	Variation Margin (Payable) (1)
Centrally Cleared Swaps
GSC	$(174)	$(6)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	900	$	1,170	MSC	$0	$(1)	$(1)
07/2013	$	23	ZAR	213	BOA	0	(2)	(2)
08/2013	MXN	18,899	$	1,483	MSC	30	0	30
09/2013	CAD	9		9	BRC	0	0	0
09/2013	EUR	3,175		4,225	CBK	91	0	91
09/2013	GBP	1,790		2,747	HUS	26	0	26
09/2013	MXN	34,658		2,807	JPM	150	0	150
09/2013	$	21	CLP	10,534	UAG	0	(1)	(1)
09/2013		1,305	EUR	979	CBK	0	(30)	(30)
09/2013		1,927		1,437	DUB	0	(56)	(56)
09/2013		2,180	GBP	1,390	CBK	0	(67)	(67)
10/2013	DKK	5,200	$	897	RBC	0	(11)	(11)
01/2014	EUR	900		1,201	BRC	28	0	28
01/2014		500		669	HUS	18	0	18

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2014	$	1,175	EUR	900	BRC	$0	$(2)	$(2)
01/2014		653		500	HUS	0	(2)	(2)

						$343	$(172)	$171

As of June 30, 2013, there were no open written options. Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$600	$1
Sales	48,000	58
Closing Buys	(48,000)	(58)
Expirations	(600)	(1)
Exercised	0	0

Balance at 06/30/2013	$0	$0

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	1.000%	12/20/2015	0.373%	$	500	$8	$9	$(1)
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		100	9	(3)	12
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	12/20/2015	0.890%		300	1	2	(1)
General Electric Capital Corp.	JPM	1.000%	12/20/2015	0.642%		400	4	6	(2)
Shell International Finance BV	CBK	1.000%	09/20/2015	0.189%		160	3	2	1
Teck Resources Ltd.	BOA	1.000%	12/20/2015	0.866%		300	1	0	1

							$26	$16	$10

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (4)
BOA	$(1)	$0	$(1)
BRC	26	0	26
CBK	(3)	0	(3)
DUB	(56)	0	(56)
FBF	8	0	8
GST	9	0	9
HUS	42	0	42
JPM	154	0	154
MSC	29	0	29
MYC	1	0	1
RBC	(11)	0	(11)
UAG	(1)	0	(1)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$343	$0	$343
Unrealized appreciation on OTC swap agreements	0	14	0	0	0	14

	$0	$14	$0	$343	$0	$357

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$6	$6
Unrealized depreciation on foreign currency contracts	0	0	0	172	0	172
Unrealized depreciation on OTC swap agreements	0	4	0	0	0	4

	$0	$4	$0	$172	$6	$182

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(56)	$(56)
Net realized gain on written options	0	0	0	0	56	56
Net realized gain (loss) on swaps	0	7	0	0	(26)	(19)
Net realized gain on foreign currency transactions	0	0	0	55	0	55

	$0	$7	$0	$55	$(26)	$36

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on written options	$0	$0	$0	$0	$0	$0
Net change in unrealized appreciation (depreciation) on swaps	0	1	0	0	(208)	(207)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(71)	0	(71)

	$0	$1	$0	$(71)	$(208)	$(278)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(174) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$443	$0	$443
Corporate Bonds & Notes
Banking & Finance	0	47,985	200	48,185
Industrials	0	27,114	0	27,114
Utilities	0	2,820	0	2,820
Municipal Bonds & Notes
Arkansas	0	170	0	170
California	0	671	0	671
Florida	0	388	0	388
Michigan	0	1,036	0	1,036
New Jersey	0	100	0	100
New York	0	330	0	330
North Carolina	0	249	0	249
Texas	0	500	0	500
U.S. Government Agencies	0	10,862	587	11,449
U.S. Treasury Obligations	0	1,976	0	1,976

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mortgage-Backed Securities	$0	$8,863	$850	$9,713
Asset-Backed Securities	0	9,235	430	9,665
Sovereign Issues	0	5,084	0	5,084
Short-Term Instruments
Certificates of Deposit	0	2,848	0	2,848
Commercial Paper	0	3,889	0	3,889
Repurchase Agreements	0	600	0	600
Short-Term Notes	0	200	0	200
Mexico Treasury Bills	0	1,460	0	1,460
Central Funds Used for Cash Management Purposes	2,373	0	0	2,373
	$2,373	$126,823	$2,067	$131,263

Financial Derivative Instruments - Assets
Credit Contracts	0	14	0	14

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Foreign Exchange Contracts	$0	$343	$0	$343
Interest Rate Contracts	0	6	0	6
	$0	$363	$0	$363

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4)	0	(4)
Foreign Exchange Contracts	0	(172)	0	(172)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Interest Rate Contracts	$0	$(180)	$0	$(180)
	$0	$(356)	$0	$(356)

Totals	$2,373	$126,830	$2,067	$131,270

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	$0	$0	$0	$0	$0	$0	$0	$200	$0
U.S. Government Agencies	644	0	(56)	0	0	(1)	0	0	587	(1)
Mortgage-Backed Securities	0	857	(7)	0	0	0	0	0	850	0
Asset-Backed Securities	636	291	(491)	0	(15)	9	0	0	430	0
Short-Term Instruments
Certificates of Deposit	590	0	(598)	5	2	1	0	0	0	0

Totals	$2,070	$1,148	$(1,152)	$5	$(13)	$9	$0	$0	$2,067	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	Benchmark Pricing	Base Price	100.15
U.S. Government Agencies	587	Third Party Vendor	Broker Quote	99.98-100.63
Mortgage-Backed Securities	850	Benchmark Pricing	Base Price	100.00
Asset-Backed Securities	430	Benchmark Pricing	Base Price	99.65-100.00

Total	$2,067

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”)

of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest

24	PIMCO VARIABLE INSURANCE TRUST

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expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$12,556	$22,834

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$4	$1,100	$(1,000)	$0	$0	$104	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$11,003	$18,268	$(27,000)	$(2)	$0	$2,269	$18	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$22,548	$28,978	$84,778	$42,936

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Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	366	$3,762	430	$4,402
Administrative Class	2,257	23,234	2,607	26,751
Advisor Class	2,254	23,221	3,546	36,342
Issued as reinvestment of distributions
Institutional Class	4	39	10	104
Administrative Class	18	182	32	333
Advisor Class	20	205	37	384
Cost of shares redeemed
Institutional Class	(432)	(4,454)	(330)	(3,371)
Administrative Class	(1,603)	(16,481)	(1,770)	(18,097)
Advisor Class	(605)	(6,228)	(1,469)	(15,049)
Net increase resulting from Portfolio share transactions	2,279	$23,480	3,093	$31,799

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 59% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$131,274	$469	$(480)	$(11)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RBS	RBS Securities, Inc.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD	United States Dollar
CLP	Chilean Peso	GBP	British Pound	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation

SEMIANNUAL REPORT	JUNE 30, 2013	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT63SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Short-Term Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	59.5%
U.S. Government Agencies	8.7%
Short-Term Instruments	8.7%
Mortgage-Backed Securities	7.4%
Asset-Backed Securities	7.4%
Other	8.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*		1 Year	5 Years	10 Years	Class Inception (04/28/2000)
PIMCO Short-Term Portfolio Institutional Class	(0.00	)%†	1.15%	2.48%	2.72%	3.27%
Citigroup 3-Month Treasury Bill Index±	0.03%		0.08%	0.23%	1.63%	2.03	%**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 04/30/2000.

† Reflects an amount less than 0.005%.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.45% for Institutional Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,000.00	$1,022.51
Expenses Paid During Period†	$2.28	$2.31
Net Annualized Expense Ratio	0.46%	0.46%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was a significant detractor from returns as interest rates rose during the reporting period.

»

Short exposure to the euro and the British pound detracted from performance as these currencies appreciated relative to the U.S. dollar during a portion of the reporting period when the Portfolio had short exposure.

»	Exposure to non-Agency mortgages benefited performance as security selection within the sector provided positive income and total return over the reporting period.

»	Exposure to select securities within the investment grade corporate sector contributed to returns as they provided positive income over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$10.29		$10.12	$10.18	$10.07	$9.62	$10.01
Net investment income (a)	0.05		0.11	0.11	0.11	0.22	0.38
Net realized/unrealized gain (loss)	(0.05)		0.19	(0.04)	0.12	0.54	(0.39)
Total income (loss) from investment operations	0.00		0.30	0.07	0.23	0.76	(0.01)
Dividends from net investment income	(0.05)		(0.11)	(0.11)	(0.10)	(0.22)	(0.38)
Distributions from net realized capital gains	0.00		(0.02)	(0.02)	(0.02)	(0.09)	0.00
Total distributions	(0.05)		(0.13)	(0.13)	(0.12)	(0.31)	(0.38)
Net asset value end of year or period	$10.24		$10.29	$10.12	$10.18	$10.07	$9.62
Total return	(0.00	)%†	2.93%	0.66%	2.26%	7.96%	(0.16)%
Net assets end of year or period (000s)	$8,393		$9,082	$7,807	$7,098	$6,273	$11,110
Ratio of expenses to average net assets	0.46	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets excluding interest expense	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	1.03	%*	1.04%	1.07%	1.03%	2.21%	3.84%
Portfolio turnover rate	66	%**	103%**	225%**	231%**	524%	191%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
†	Reflects an amount less than 0.005%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$128,290
Investments in Affiliates, at value	2,373
Repurchase agreements, at value	600
Cash	132
Deposits with counterparty	12
Foreign currency, at value	104
Receivable for investments sold	2,221
OTC swap premiums paid	19
Unrealized appreciation on foreign currency contracts	343
Unrealized appreciation on OTC swap agreements	14
Receivable for Portfolio shares sold	278
Interest and dividends receivable	925
Dividends receivable from Affiliates	1
135,312

Liabilities:
Payable for investments purchased	$3,405
Payable for investments in Affiliates purchased	1
Payable for reverse repurchase agreements	4,817
Payable for sale-buyback transactions	1,197
OTC swap premiums received	3
Variation margin payable on financial derivative instruments	6
Unrealized depreciation on foreign currency contracts	172
Unrealized depreciation on OTC swap agreements	4
Payable for Portfolio shares redeemed	188
Accrued investment advisory fees	24
Accrued supervisory and administrative fees	19
Accrued distribution fees	13
Accrued servicing fees	6
9,855

Net Assets	$125,457

Net Assets Consist of:
Paid in capital	$125,182
Undistributed net investment income	548
Accumulated undistributed net realized (loss)	(281)
Net unrealized appreciation	8
$125,457

Net Assets:
Institutional Class	$8,393
Administrative Class	49,853
Advisor Class	67,211

Shares Issued and Outstanding:
Institutional Class	820
Administrative Class	4,871
Advisor Class	6,566

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.24
Administrative Class	10.24
Advisor Class	10.24

Cost of Investments	$128,287
Cost of Investments in Affiliates	$2,374
Cost of Repurchase Agreements	$600
Cost of Foreign Currency Held	$104

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$798
Dividends from Affiliate investments	18
Total Income	816

Expenses:
Investment advisory fees	135
Supervisory and administrative fees	108
Servicing fees - Administrative Class	33
Distribution and/or servicing fees - Advisor Class	70
Trustees’ fees	1
Interest expense	8
Total Expenses	355

Net Investment Income	461

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(320)
Net realized (loss) on Affiliate investments	(2)
Net realized gain on written options	56
Net realized (loss) on swaps	(19)
Net realized gain on foreign currency transactions	53
Net change in unrealized (depreciation) on investments	(250)
Net change in unrealized (depreciation) on swaps	(207)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(70)
Net (Loss)	(759)

Net (Decrease) in Net Assets Resulting from Operations	$(298)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$461	$664
Net realized gain (loss)	(230)	150
Net realized gain (loss) on Affiliate investments	(2)	3
Net change in unrealized appreciation (depreciation)	(527)	1,266
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(298)	2,082

Distributions to Shareholders:
From net investment income
Institutional Class	(39)	(87)
Administrative Class	(182)	(273)
Advisor Class	(205)	(295)
From net realized capital gains
Institutional Class	0	(17)
Administrative Class	0	(60)
Advisor Class	0	(90)

Total Distributions	(426)	(822)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	23,480	31,799

Total Increase in Net Assets	22,756	33,059

Net Assets:
Beginning of period	102,701	69,642
End of period*	$125,457	$102,701

*Including undistributed net investment income of:	$548	$513

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Las Vegas Sands LLC
1.700% due 05/23/2014		$443	$443

Total Bank Loan Obligations (Cost $442)			443

CORPORATE BONDS & NOTES 62.3%

BANKING & FINANCE 38.4%
Ally Financial, Inc.
3.125% due 01/15/2016		200	200
4.500% due 02/11/2014		100	101
6.750% due 12/01/2014		100	106
7.500% due 12/31/2013		350	360
8.300% due 02/12/2015		100	108
American Express Co.
7.250% due 05/20/2014		143	151
American Express Credit Corp.
1.374% due 06/12/2015		300	305
American Honda Finance Corp.
0.648% due 05/26/2016		500	499
American International Group, Inc.
3.650% due 01/15/2014		600	609
4.250% due 09/15/2014		450	467
Banco do Brasil S.A.
4.500% due 01/22/2015		200	205
Bank of America Corp.
5.375% due 06/15/2014		140	145
7.375% due 05/15/2014		2,600	2,736
Banque PSA Finance S.A.
2.182% due 04/04/2014		350	347
Bear Stearns Cos. LLC
5.700% due 11/15/2014		700	746
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		500	521
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		1,000	1,005
1.500% due 12/12/2014		1,000	1,014
2.600% due 07/02/2015		600	623
CDP Financial, Inc.
3.000% due 11/25/2014		900	928
CIT Group, Inc.
4.750% due 02/15/2015		100	102
5.250% due 04/01/2014		525	534
Citigroup, Inc.
0.399% due 03/07/2014		85	85
5.500% due 10/15/2014		200	210
6.000% due 12/13/2013		300	307
Depfa ACS Bank
3.875% due 07/15/2013	EUR	900	1,172
Dexia Credit Local S.A.
0.756% due 04/29/2014		$500	501
2.750% due 01/10/2014		1,000	1,011
DNB Boligkreditt A/S
2.100% due 10/14/2016		500	513
Eksportfinans ASA
0.480% due 10/07/2013		500	497
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		600	624
Erste Abwicklungsanstalt
0.576% due 01/29/2016		1,200	1,204
1.022% due 03/13/2015		400	404
Export-Import Bank of Korea
1.250% due 11/20/2015		500	495
Ford Motor Credit Co. LLC
1.373% due 08/28/2014		600	601
2.500% due 01/15/2016		200	202
8.000% due 06/01/2014		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Capital Corp.
0.533% due 09/15/2014		$500	$500
1.025% due 08/11/2015		500	502
Goldman Sachs Group, Inc.
0.777% due 01/12/2015		150	150
0.876% due 09/29/2014		350	349
1.274% due 11/21/2014		450	453
5.000% due 10/01/2014		500	522
5.125% due 01/15/2015		500	528
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	449
Hospitality Properties Trust
7.875% due 08/15/2014		400	416
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,000	1,028
HSBC Finance Corp.
0.527% due 01/15/2014		700	699
0.705% due 06/01/2016		400	397
4.750% due 07/15/2013		200	200
HSH Nordbank AG
0.425% due 12/31/2015		200	197
ING Bank NV
1.674% due 06/09/2014		200	202
2.000% due 10/18/2013		250	251
International Lease Finance Corp.
4.875% due 04/01/2015		50	51
5.625% due 09/20/2013		100	101
8.625% due 09/15/2015		100	110
Intesa Sanpaolo SpA
2.674% due 02/24/2014		350	351
JPMorgan Chase & Co.
0.611% due 10/12/2015	EUR	400	511
0.726% due 04/23/2015		$200	200
0.893% due 02/26/2016		700	699
0.937% due 10/15/2015		200	201
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		400	393
Korea Development Bank
8.000% due 01/23/2014		1,500	1,558
LeasePlan Corp. NV
3.000% due 10/23/2017		200	201
Morgan Stanley
2.875% due 07/28/2014		1,050	1,070
4.200% due 11/20/2014		300	310
6.000% due 05/13/2014		340	354
Nederlandse Waterschapsbank NV
0.554% due 05/23/2015		400	400
1.375% due 05/16/2014		700	706
Nordea Bank AB
3.700% due 11/13/2014		300	311
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
Nykredit Realkredit A/S
2.000% due 10/01/2013	DKK	5,200	911
Piper Jaffray Cos.
4.274% due 05/31/2014		$200	200
Prudential Covered Trust
2.997% due 09/30/2015		270	279
Rabobank Group
0.753% due 03/18/2016		1,000	1,003
4.200% due 05/13/2014		850	877
RCI Banque S.A.
2.148% due 04/11/2014		300	301
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	509
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		100	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$500	$502
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	106
SLM Corp.
0.576% due 01/27/2014		200	198
3.875% due 09/10/2015		100	101
5.000% due 10/01/2013		300	302
5.375% due 05/15/2014		100	102
6.250% due 01/25/2016		450	479
Standard Chartered PLC
1.225% due 05/12/2014		250	252
3.200% due 05/12/2016		250	262
5.500% due 11/18/2014		650	685
Sun Life Financial Global Funding LP
0.530% due 10/06/2013		1,000	998
Svensk Exportkredit AB
0.424% due 04/29/2016		500	500
0.650% due 11/09/2017		1,250	1,260
1.125% due 04/05/2018		1,200	1,167
Svenska Handelsbanken AB
4.875% due 06/10/2014		250	259
Swedbank Hypotek AB
2.950% due 03/28/2016		700	733
Toronto-Dominion Bank
1.500% due 03/13/2017		300	302
Toyota Motor Credit Corp.
0.564% due 05/17/2016		1,100	1,099
WEA Finance LLC
7.500% due 06/02/2014		250	266
Weyerhaeuser Co.
6.950% due 08/01/2017		93	109

			48,185

INDUSTRIALS 21.6%
AbbVie, Inc.
1.200% due 11/06/2015		600	601
1.750% due 11/06/2017		100	98
Altria Group, Inc.
4.125% due 09/11/2015		250	267
7.750% due 02/06/2014		600	625
America Movil S.A.B. de C.V.
5.500% due 03/01/2014		200	206
Amgen, Inc.
1.875% due 11/15/2014		250	254
2.125% due 05/15/2017		250	251
2.300% due 06/15/2016		250	257
Anadarko Petroleum Corp.
5.750% due 06/15/2014		250	261
7.625% due 03/15/2014		400	419
Anglo American Capital PLC
9.375% due 04/08/2014		950	1,007
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	136
BAT International Finance PLC
2.125% due 06/07/2017		$450	452
Boston Scientific Corp.
4.500% due 01/15/2015		400	419
5.450% due 06/15/2014		300	312
Case New Holland, Inc.
7.750% due 09/01/2013		110	111
Comcast Corp.
5.300% due 01/15/2014		150	154
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013		125	126

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Covidien International Finance S.A.
1.350% due 05/29/2015	$250	$252
CRH America, Inc.
5.300% due 10/15/2013	358	363
Crown Castle Towers LLC
3.214% due 08/15/2035	200	206
CSN Islands Corp.
9.750% due 12/16/2013	100	103
CSX Corp.
5.500% due 08/01/2013	700	703
Dell, Inc.
1.400% due 09/10/2013	1,050	1,050
DISH DBS Corp.
6.625% due 10/01/2014	250	261
7.750% due 05/31/2015	100	109
Encana Corp.
4.750% due 10/15/2013	300	303
Energy Transfer Partners LP
6.000% due 07/01/2013	900	900
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	212
ERAC USA Finance LLC
2.250% due 01/10/2014	1,012	1,020
General Mills, Inc.
0.576% due 01/29/2016	100	100
Georgia-Pacific LLC
7.700% due 06/15/2015	630	707
Glencore Funding LLC
6.000% due 04/15/2014	250	259
HCA, Inc.
5.750% due 03/15/2014	200	204
6.750% due 07/15/2013	300	300
8.500% due 04/15/2019	100	108
Hewlett-Packard Co.
6.125% due 03/01/2014	700	724
HP Enterprise Services LLC
6.000% due 08/01/2013	500	502
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	200	214
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	255
Linde Finance BV
3.625% due 11/13/2014	500	520
MGM Resorts International
6.625% due 07/15/2015	1,000	1,071
Mondelez International, Inc.
6.750% due 02/19/2014	200	207
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	100	99
1.950% due 09/12/2017	100	99
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	200	203
PepsiCo, Inc.
0.483% due 02/26/2016	500	501
Petrobras International Finance Co.
2.875% due 02/06/2015	600	607
Phillips 66
1.950% due 03/05/2015	300	305
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	104
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	350	363
Reynolds American, Inc.
7.625% due 06/01/2016	600	700
Rogers Communications, Inc.
5.500% due 03/15/2014	458	473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SABMiller Holdings, Inc.
1.850% due 01/15/2015		$300	$304
Sanofi
2.625% due 03/29/2016		400	417
Sutter Health
1.090% due 08/15/2053		1,000	990
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017		250	249
TCI Communications, Inc.
8.750% due 08/01/2015		800	925
Tesco PLC
5.500% due 11/15/2017		100	113
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016		500	515
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014		600	605
2.250% due 08/15/2016		100	102
3.250% due 11/20/2014		300	308
USG Corp.
6.300% due 11/15/2016		100	102
Volkswagen International Finance NV
0.874% due 11/20/2014		600	602
Walgreen Co.
0.772% due 03/13/2014		400	400
Wesfarmers Ltd.
2.983% due 05/18/2016		250	260
Xerox Corp.
1.672% due 09/13/2013		700	701
Xstrata Canada Financial Corp.
2.850% due 11/10/2014		450	458

			27,114

UTILITIES 2.3%
Duke Energy Corp.
3.950% due 09/15/2014		300	311
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014		800	852
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		200	209
Pennsylvania Electric Co.
5.125% due 04/01/2014		500	516
Plains All American Pipeline LP
3.950% due 09/15/2015		440	467
Telecom Italia Capital S.A.
5.250% due 11/15/2013		200	202
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	263

			2,820

Total Corporate Bonds & Notes (Cost $78,140)			78,119

MUNICIPAL BONDS & NOTES 2.7%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.173% due 11/25/2043		$170	170

CALIFORNIA 0.5%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	321
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2011
0.774% due 07/01/2041	$250	$250

		671

FLORIDA 0.3%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	200	209
4.000% due 07/01/2016	165	179

		388

MICHIGAN 0.8%
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2019	1,000	1,036

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	100	100

NEW YORK 0.3%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	330

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	250	249

TEXAS 0.4%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $3,451)		3,444

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
0.262% due 12/25/2036	17	16
0.313% due 03/25/2034	15	15
0.343% due 08/25/2034	4	4
0.393% due 02/25/2037 - 10/27/2037	298	298
0.543% due 05/25/2042	9	9
0.743% due 09/25/2041	388	392
0.750% due 01/30/2015 (c)	3,000	3,007
0.773% due 06/25/2041	233	236
0.873% due 12/25/2037	113	114
0.898% due 01/01/2021	192	193
1.374% due 03/01/2044 - 07/01/2044	39	41
2.755% due 10/01/2031	2	2
3.000% due 11/14/2018 (c)	500	505
4.340% due 02/01/2017	961	1,009
Freddie Mac
0.233% due 12/25/2036	43	43
0.643% due 09/15/2041	216	219
0.850% due 02/24/2016	250	251
0.893% due 02/15/2038	197	199
1.374% due 10/25/2044 - 02/25/2045	266	269
1.574% due 07/25/2044	50	52
3.000% due 07/31/2019 (d)	350	351

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 08/01/2019 - 08/08/2019 (c)	$2,600	$2,606
Ginnie Mae
0.748% due 04/20/2062	386	388
0.898% due 02/20/2062	293	296
1.248% due 02/20/2062	191	196
1.625% due 02/20/2032	10	10
NCUA Guaranteed Notes
0.543% due 12/07/2020	174	174
0.563% due 11/06/2017	213	213
0.753% due 12/08/2020	199	200
1.600% due 10/29/2020	139	141

Total U.S. Government Agencies (Cost $11,448)		11,449

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
0.375% due 06/15/2016 (d)	800	797
1.000% due 05/31/2018 (c)	1,200	1,179

Total U.S. Treasury Obligations (Cost $1,999)		1,976

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.897% due 11/25/2035	903	761
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045	100	111
Banc of America Large Loan Trust
2.493% due 11/15/2015	894	897
Banc of America Mortgage Trust
3.437% due 07/20/2032	1	1
BCAP LLC Trust
2.859% due 11/26/2035	84	84
Bear Stearns Adjustable Rate Mortgage Trust
3.082% due 01/25/2034	6	6
Bear Stearns Alt-A Trust
2.864% due 09/25/2035	33	27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041	742	763
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	17	16
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	21	21
5.392% due 07/15/2044	245	248
Commercial Mortgage Pass-Through Certificates
0.323% due 12/15/2020	147	144
0.373% due 06/15/2022	206	204
2.365% due 02/10/2029	700	716
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035	22	20
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	5	4
2.341% due 06/25/2033	26	25
DBRR Trust
0.853% due 02/25/2045	98	98
0.946% due 09/25/2045	191	192
First Republic Mortgage Loan Trust
0.493% due 08/15/2032	19	18
Fosse Master Issuer PLC
1.677% due 10/18/2054	161	162
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045	37	33
GS Mortgage Securities Trust
4.761% due 07/10/2039	800	848
GSR Mortgage Loan Trust
2.664% due 09/25/2035	30	29

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		$49	$40
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		500	556
Mellon Residential Funding Corp.
0.633% due 12/15/2030		7	7
Merrill Lynch Floating Trust
0.731% due 07/09/2021		589	584
Merrill Lynch Mortgage Investors Trust
1.193% due 10/25/2035		19	19
Morgan Stanley Capital Trust
1.085% due 03/15/2045		77	77
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	201	299
RBSSP Resecuritization Trust
0.693% due 10/26/2036		$214	198
2.475% due 12/26/2036		336	340
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	17	21
Structured Asset Mortgage Investments Trust
0.423% due 05/25/2045		$58	48
0.442% due 07/19/2035		9	8
0.852% due 09/19/2032		5	5
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		25	25
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		74	73
5.439% due 07/15/2041		468	478
5.760% due 02/15/2041		853	873
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045		541	560
WaMu Mortgage Pass-Through Certificates
1.169% due 08/25/2046		39	32
1.174% due 02/25/2046		28	25
1.368% due 11/25/2042		15	14
1.568% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $9,735)			9,713

ASSET-BACKED SECURITIES 7.7%
Apidos CDO Ltd.
0.534% due 06/12/2020		1,013	1,008
Ares CLO Ltd.
0.903% due 11/25/2020		435	432
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036		2	2
0.853% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.513% due 11/15/2017		331	331
Carrington Mortgage Loan Trust
0.293% due 06/25/2037		18	17
Celf Loan Partners Ltd.
1.553% due 07/25/2019	GBP	198	301
Centurion CDO Ltd.
0.594% due 03/08/2017		$292	291
Citibank Omni Master Trust
2.943% due 08/15/2018		1,200	1,233
4.900% due 11/15/2018		300	317
College Loan Corp. Trust
0.376% due 07/25/2024		439	435
Countrywide Asset-Backed Certificates
0.673% due 12/25/2031		2	1
0.933% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.933% due 08/25/2032		3	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Capital CLO Ltd.
0.536% due 04/21/2020		$270	$270
Dryden Leveraged Loan CDO
0.516% due 10/20/2020		402	398
Duane Street CLO Ltd.
0.528% due 01/11/2021		196	195
Educational Services of America, Inc.
0.923% due 04/25/2039		276	275
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	2	2
Fore CLO Ltd.
0.521% due 07/20/2019		$250	245
Franklin CLO Ltd.
0.533% due 06/15/2018		62	61
Gracechurch Card Funding PLC
0.890% due 02/15/2017		500	502
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		171	171
Irwin Home Equity Loan Trust
0.733% due 07/25/2032		1	1
Lafayette CLO Ltd.
1.674% due 09/06/2022		140	139
MASTR Asset-Backed Securities Trust
0.243% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		604	602
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		20	20
Nelnet Student Loan Trust
0.976% due 07/25/2018		68	68
New Century Home Equity Loan Trust
0.453% due 06/25/2035		21	20
Northstar Education Finance, Inc.
0.893% due 12/26/2031		184	182
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 10/01/2018		120	120
Renaissance Home Equity Loan Trust
0.553% due 11/25/2034		7	6
0.633% due 08/25/2033		9	8
0.693% due 12/25/2033		31	31
SLC Student Loan Trust
4.750% due 06/15/2033		450	421
SLM Student Loan Trust
0.473% due 12/17/2018		140	139
0.776% due 10/25/2017		223	224
1.776% due 04/25/2023		60	62
3.500% due 08/17/2043		137	130
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		177	177
Stone Tower CLO Ltd.
0.548% due 03/16/2018		424	422
Structured Asset Securities Corp.
0.773% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.524% due 11/01/2018		260	258
WhiteHorse Ltd.
0.544% due 05/01/2018		141	141

Total Asset-Backed Securities (Cost $9,685)			9,665

SOVEREIGN ISSUES 4.0%
Bank of England Euro Note
1.375% due 03/07/2014		400	403
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	311
Kommunalbanken A/S
0.656% due 03/27/2017		400	404
2.750% due 05/05/2015		300	312

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
5.000% due 06/15/2017	MXN	3,530	$273
6.250% due 06/16/2016		29,830	2,420
Qatar Government International Bond
5.150% due 04/09/2014		$250	259
State of North Rhine-Westphalia
0.576% due 04/28/2017		700	702

Total Sovereign Issues (Cost $4,982)			5,084

SHORT-TERM INSTRUMENTS 9.2%

CERTIFICATES OF DEPOSIT 2.3%
Banco do Brasil S.A.
0.000% due 01/24/2014		500	496
Dexia Credit Local S.A.
1.600% due 09/16/2013		1,350	1,353
1.700% due 09/06/2013		600	601
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		400	398

			2,848

COMMERCIAL PAPER 3.1%
British Telecommunications PLC
0.800% due 03/07/2014		400	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
0.700% due 03/13/2014	$1,000	$996
Entergy Corp.
0.940% due 11/07/2013	300	299
Ford Motor Credit Co. LLC
0.750% due 08/01/2013	100	100
1.021% due 01/06/2014	100	100
Santander S.A.
1.710% due 10/11/2013	500	499
Vodafone Group PLC
0.690% due 02/10/2014	100	100
0.720% due 01/28/2014	900	897
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013	250	250
0.740% due 10/15/2013	250	250

		3,889

REPURCHASE AGREEMENTS (b) 0.5%
		600

SHORT-TERM NOTES 0.2%
Appalachian Power Co.
0.649% due 08/16/2013	200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 1.2%
3.883% due 08/08/2013	MXN	19,000	$1,460

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 1.9%
PIMCO Short-Term Floating NAV Portfolio		10,427	104
PIMCO Short-Term Floating NAV Portfolio III		227,115	2,269

			2,373

Total Short-Term Instruments (Cost $11,379)			11,370

Total Investments 104.6% (Cost $131,261)			$131,263

Other Assets and Liabilities (Net) (4.6%)			(5,806)

Net Assets 100.0%			$125,457

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(625)	$600	$600

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.110%	06/12/2013	07/02/2013	$ 3,702	$(3,703)
	0.110%	06/24/2013	07/02/2013	608	(608)
RBS	0.150%	06/18/2013	07/02/2013	506	(506)

					$(4,817)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
GSC	0.000%	06/19/2013	07/11/2013	$1,197	$(1,197)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $9,507 at a weighted average interest rate of 0.143%.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(c)	Securities with an aggregate market value of $5,993 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BOA	$600	$(625)	$(25)
BSN	(4,311)	4,309	(2)
RBS	(506)	505	(1)

Master Securities Forward Transactions Agreement
GSC	(1,197)	1,179	(18)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.225%	05/24/2017	$	27,000	$(180)	$(180)
Receive	3-Month USD-LIBOR	0.315%	12/18/2013		107,000	(1)	6

						$(181)	$(174)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(d)	Securities with an aggregate market value of $337 and cash of $12 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized (Depreciation)	Variation Margin (Payable) (1)
Centrally Cleared Swaps
GSC	$(174)	$(6)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	900	$	1,170	MSC	$0	$(1)	$(1)
07/2013	$	23	ZAR	213	BOA	0	(2)	(2)
08/2013	MXN	18,899	$	1,483	MSC	30	0	30
09/2013	CAD	9		9	BRC	0	0	0
09/2013	EUR	3,175		4,225	CBK	91	0	91
09/2013	GBP	1,790		2,747	HUS	26	0	26
09/2013	MXN	34,658		2,807	JPM	150	0	150
09/2013	$	21	CLP	10,534	UAG	0	(1)	(1)
09/2013		1,305	EUR	979	CBK	0	(30)	(30)
09/2013		1,927		1,437	DUB	0	(56)	(56)
09/2013		2,180	GBP	1,390	CBK	0	(67)	(67)
10/2013	DKK	5,200	$	897	RBC	0	(11)	(11)
01/2014	EUR	900		1,201	BRC	28	0	28
01/2014		500		669	HUS	18	0	18

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2014	$	1,175	EUR	900	BRC	$0	$(2)	$(2)
01/2014		653		500	HUS	0	(2)	(2)

						$343	$(172)	$171

As of June 30, 2013, there were no open written options. Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$600	$1
Sales	48,000	58
Closing Buys	(48,000)	(58)
Expirations	(600)	(1)
Exercised	0	0

Balance at 06/30/2013	$0	$0

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	1.000%	12/20/2015	0.373%	$	500	$8	$9	$(1)
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		100	9	(3)	12
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	12/20/2015	0.890%		300	1	2	(1)
General Electric Capital Corp.	JPM	1.000%	12/20/2015	0.642%		400	4	6	(2)
Shell International Finance BV	CBK	1.000%	09/20/2015	0.189%		160	3	2	1
Teck Resources Ltd.	BOA	1.000%	12/20/2015	0.866%		300	1	0	1

							$26	$16	$10

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (4)
BOA	$(1)	$0	$(1)
BRC	26	0	26
CBK	(3)	0	(3)
DUB	(56)	0	(56)
FBF	8	0	8
GST	9	0	9
HUS	42	0	42
JPM	154	0	154
MSC	29	0	29
MYC	1	0	1
RBC	(11)	0	(11)
UAG	(1)	0	(1)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$343	$0	$343
Unrealized appreciation on OTC swap agreements	0	14	0	0	0	14

	$0	$14	$0	$343	$0	$357

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$6	$6
Unrealized depreciation on foreign currency contracts	0	0	0	172	0	172
Unrealized depreciation on OTC swap agreements	0	4	0	0	0	4

	$0	$4	$0	$172	$6	$182

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(56)	$(56)
Net realized gain on written options	0	0	0	0	56	56
Net realized gain (loss) on swaps	0	7	0	0	(26)	(19)
Net realized gain on foreign currency transactions	0	0	0	55	0	55

	$0	$7	$0	$55	$(26)	$36

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on written options	$0	$0	$0	$0	$0	$0
Net change in unrealized appreciation (depreciation) on swaps	0	1	0	0	(208)	(207)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(71)	0	(71)

	$0	$1	$0	$(71)	$(208)	$(278)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(174) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$443	$0	$443
Corporate Bonds & Notes
Banking & Finance	0	47,985	200	48,185
Industrials	0	27,114	0	27,114
Utilities	0	2,820	0	2,820
Municipal Bonds & Notes
Arkansas	0	170	0	170
California	0	671	0	671
Florida	0	388	0	388
Michigan	0	1,036	0	1,036
New Jersey	0	100	0	100
New York	0	330	0	330
North Carolina	0	249	0	249
Texas	0	500	0	500
U.S. Government Agencies	0	10,862	587	11,449
U.S. Treasury Obligations	0	1,976	0	1,976

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mortgage-Backed Securities	$0	$8,863	$850	$9,713
Asset-Backed Securities	0	9,235	430	9,665
Sovereign Issues	0	5,084	0	5,084
Short-Term Instruments
Certificates of Deposit	0	2,848	0	2,848
Commercial Paper	0	3,889	0	3,889
Repurchase Agreements	0	600	0	600
Short-Term Notes	0	200	0	200
Mexico Treasury Bills	0	1,460	0	1,460
Central Funds Used for Cash Management Purposes	2,373	0	0	2,373
	$2,373	$126,823	$2,067	$131,263

Financial Derivative Instruments - Assets
Credit Contracts	0	14	0	14

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Foreign Exchange Contracts	$0	$343	$0	$343
Interest Rate Contracts	0	6	0	6
	$0	$363	$0	$363

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4)	0	(4)
Foreign Exchange Contracts	0	(172)	0	(172)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Interest Rate Contracts	$0	$(180)	$0	$(180)
	$0	$(356)	$0	$(356)

Totals	$2,373	$126,830	$2,067	$131,270

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	$0	$0	$0	$0	$0	$0	$0	$200	$0
U.S. Government Agencies	644	0	(56)	0	0	(1)	0	0	587	(1)
Mortgage-Backed Securities	0	857	(7)	0	0	0	0	0	850	0
Asset-Backed Securities	636	291	(491)	0	(15)	9	0	0	430	0
Short-Term Instruments
Certificates of Deposit	590	0	(598)	5	2	1	0	0	0	0

Totals	$2,070	$1,148	$(1,152)	$5	$(13)	$9	$0	$0	$2,067	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	Benchmark Pricing	Base Price	100.15
U.S. Government Agencies	587	Third Party Vendor	Broker Quote	99.98-100.63
Mortgage-Backed Securities	850	Benchmark Pricing	Base Price	100.00
Asset-Backed Securities	430	Benchmark Pricing	Base Price	99.65-100.00

Total	$2,067

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”)

of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative

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market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool

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Notes to Financial Statements (Cont.)

of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest

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expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s

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Notes to Financial Statements (Cont.)

exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced

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obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit

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Notes to Financial Statements (Cont.)

and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$12,556	$22,834

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$4	$1,100	$(1,000)	$0	$0	$104	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$11,003	$18,268	$(27,000)	$(2)	$0	$2,269	$18	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$22,548	$28,978	$84,778	$42,936

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	366	$3,762	430	$4,402
Administrative Class	2,257	23,234	2,607	26,751
Advisor Class	2,254	23,221	3,546	36,342
Issued as reinvestment of distributions
Institutional Class	4	39	10	104
Administrative Class	18	182	32	333
Advisor Class	20	205	37	384
Cost of shares redeemed
Institutional Class	(432)	(4,454)	(330)	(3,371)
Administrative Class	(1,603)	(16,481)	(1,770)	(18,097)
Advisor Class	(605)	(6,228)	(1,469)	(15,049)
Net increase resulting from Portfolio share transactions	2,279	$23,480	3,093	$31,799

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 59% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$131,274	$469	$(480)	$(11)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RBS	RBS Securities, Inc.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD	United States Dollar
CLP	Chilean Peso	GBP	British Pound	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation

SEMIANNUAL REPORT	JUNE 30, 2013	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT67SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Short-Term Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Short-Term Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

Corporate Bonds & Notes	59.5%
U.S. Government Agencies	8.7%
Short-Term Instruments	8.7%
Mortgage-Backed Securities	7.4%
Asset-Backed Securities	7.4%
Other	8.3%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (09/30/2009)
PIMCO Short-Term Portfolio Advisor Class	-0.13%	0.90%	1.46%
Citigroup 3-Month Treasury Bill Index±	0.03%	0.08%	0.09%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.70% for Advisor Class shares.

± Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$998.70	$1,021.27
Expenses Paid During Period†	$3.52	$3.56
Net Annualized Expense Ratio	0.71%	0.71%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»	An above benchmark U.S. duration (or sensitivity to changes in market interest rates) was a significant detractor from returns as interest rates rose during the reporting period.

»

Short exposure to the euro and the British pound detracted from performance as these currencies appreciated relative to the U.S. dollar during a portion of the reporting period when the Portfolio had short exposure.

»	Exposure to non-Agency mortgages benefited performance as security selection within the sector provided positive income and total return over the reporting period.

»	Exposure to select securities within the investment grade corporate sector contributed to returns as they provided positive income over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Short-Term Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	09/30/2009-12/31/2009

Advisor Class
Net asset value beginning of year or period	$10.29	$10.12	$10.18	$10.07	$10.14
Net investment income (a)	0.04	0.08	0.08	0.09	0.03
Net realized/unrealized gain (loss)	(0.05)	0.19	(0.03)	0.12	0.02
Total income (loss) from investment operations	(0.01)	0.27	0.05	0.21	0.05
Dividends from net investment income	(0.04)	(0.08)	(0.09)	(0.08)	(0.03)
Distributions from net realized capital gains	0.00	(0.02)	(0.02)	(0.02)	(0.09)
Total distributions	(0.04)	(0.10)	(0.11)	(0.10)	(0.12)
Net asset value end of year or period	$10.24	$10.29	$10.12	$10.18	$10.07
Total return	(0.13)%	2.67%	0.41%	2.01%	0.53%
Net assets end of year or period (000s)	$67,211	$50,402	$28,147	$14,083	$371
Ratio of expenses to average net assets	0.71%*	0.70%	0.70%	0.70%	0.70%*
Ratio of expenses to average net assets excluding interest expense	0.70%*	0.70%	0.70%	0.70%	0.70%*
Ratio of net investment income to average net assets	0.79%*	0.79%	0.82%	0.84%	1.19%*
Portfolio turnover rate	66%**	103%**	225%**	231%**	524%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$128,290
Investments in Affiliates, at value	2,373
Repurchase agreements, at value	600
Cash	132
Deposits with counterparty	12
Foreign currency, at value	104
Receivable for investments sold	2,221
OTC swap premiums paid	19
Unrealized appreciation on foreign currency contracts	343
Unrealized appreciation on OTC swap agreements	14
Receivable for Portfolio shares sold	278
Interest and dividends receivable	925
Dividends receivable from Affiliates	1
135,312

Liabilities:
Payable for investments purchased	$3,405
Payable for investments in Affiliates purchased	1
Payable for reverse repurchase agreements	4,817
Payable for sale-buyback transactions	1,197
OTC swap premiums received	3
Variation margin payable on financial derivative instruments	6
Unrealized depreciation on foreign currency contracts	172
Unrealized depreciation on OTC swap agreements	4
Payable for Portfolio shares redeemed	188
Accrued investment advisory fees	24
Accrued supervisory and administrative fees	19
Accrued distribution fees	13
Accrued servicing fees	6
9,855

Net Assets	$125,457

Net Assets Consist of:
Paid in capital	$125,182
Undistributed net investment income	548
Accumulated undistributed net realized (loss)	(281)
Net unrealized appreciation	8
$125,457

Net Assets:
Institutional Class	$8,393
Administrative Class	49,853
Advisor Class	67,211

Shares Issued and Outstanding:
Institutional Class	820
Administrative Class	4,871
Advisor Class	6,566

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.24
Administrative Class	10.24
Advisor Class	10.24

Cost of Investments	$128,287
Cost of Investments in Affiliates	$2,374
Cost of Repurchase Agreements	$600
Cost of Foreign Currency Held	$104

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Short-Term Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$798
Dividends from Affiliate investments	18
Total Income	816

Expenses:
Investment advisory fees	135
Supervisory and administrative fees	108
Servicing fees - Administrative Class	33
Distribution and/or servicing fees - Advisor Class	70
Trustees’ fees	1
Interest expense	8
Total Expenses	355

Net Investment Income	461

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(320)
Net realized (loss) on Affiliate investments	(2)
Net realized gain on written options	56
Net realized (loss) on swaps	(19)
Net realized gain on foreign currency transactions	53
Net change in unrealized (depreciation) on investments	(250)
Net change in unrealized (depreciation) on swaps	(207)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(70)
Net (Loss)	(759)

Net (Decrease) in Net Assets Resulting from Operations	$(298)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Short-Term Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$461	$664
Net realized gain (loss)	(230)	150
Net realized gain (loss) on Affiliate investments	(2)	3
Net change in unrealized appreciation (depreciation)	(527)	1,266
Net change in unrealized (depreciation) on Affiliate investments	0	(1)
Net increase (decrease) resulting from operations	(298)	2,082

Distributions to Shareholders:
From net investment income
Institutional Class	(39)	(87)
Administrative Class	(182)	(273)
Advisor Class	(205)	(295)
From net realized capital gains
Institutional Class	0	(17)
Administrative Class	0	(60)
Advisor Class	0	(90)

Total Distributions	(426)	(822)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	23,480	31,799

Total Increase in Net Assets	22,756	33,059

Net Assets:
Beginning of period	102,701	69,642
End of period*	$125,457	$102,701

*Including undistributed net investment income of:	$548	$513

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Las Vegas Sands LLC
1.700% due 05/23/2014		$443	$443

Total Bank Loan Obligations (Cost $442)			443

CORPORATE BONDS & NOTES 62.3%

BANKING & FINANCE 38.4%
Ally Financial, Inc.
3.125% due 01/15/2016		200	200
4.500% due 02/11/2014		100	101
6.750% due 12/01/2014		100	106
7.500% due 12/31/2013		350	360
8.300% due 02/12/2015		100	108
American Express Co.
7.250% due 05/20/2014		143	151
American Express Credit Corp.
1.374% due 06/12/2015		300	305
American Honda Finance Corp.
0.648% due 05/26/2016		500	499
American International Group, Inc.
3.650% due 01/15/2014		600	609
4.250% due 09/15/2014		450	467
Banco do Brasil S.A.
4.500% due 01/22/2015		200	205
Bank of America Corp.
5.375% due 06/15/2014		140	145
7.375% due 05/15/2014		2,600	2,736
Banque PSA Finance S.A.
2.182% due 04/04/2014		350	347
Bear Stearns Cos. LLC
5.700% due 11/15/2014		700	746
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		500	521
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		1,000	1,005
1.500% due 12/12/2014		1,000	1,014
2.600% due 07/02/2015		600	623
CDP Financial, Inc.
3.000% due 11/25/2014		900	928
CIT Group, Inc.
4.750% due 02/15/2015		100	102
5.250% due 04/01/2014		525	534
Citigroup, Inc.
0.399% due 03/07/2014		85	85
5.500% due 10/15/2014		200	210
6.000% due 12/13/2013		300	307
Depfa ACS Bank
3.875% due 07/15/2013	EUR	900	1,172
Dexia Credit Local S.A.
0.756% due 04/29/2014		$500	501
2.750% due 01/10/2014		1,000	1,011
DNB Boligkreditt A/S
2.100% due 10/14/2016		500	513
Eksportfinans ASA
0.480% due 10/07/2013		500	497
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		600	624
Erste Abwicklungsanstalt
0.576% due 01/29/2016		1,200	1,204
1.022% due 03/13/2015		400	404
Export-Import Bank of Korea
1.250% due 11/20/2015		500	495
Ford Motor Credit Co. LLC
1.373% due 08/28/2014		600	601
2.500% due 01/15/2016		200	202
8.000% due 06/01/2014		100	106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
General Electric Capital Corp.
0.533% due 09/15/2014		$500	$500
1.025% due 08/11/2015		500	502
Goldman Sachs Group, Inc.
0.777% due 01/12/2015		150	150
0.876% due 09/29/2014		350	349
1.274% due 11/21/2014		450	453
5.000% due 10/01/2014		500	522
5.125% due 01/15/2015		500	528
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		450	449
Hospitality Properties Trust
7.875% due 08/15/2014		400	416
HSBC Bank USA N.A.
4.625% due 04/01/2014		1,000	1,028
HSBC Finance Corp.
0.527% due 01/15/2014		700	699
0.705% due 06/01/2016		400	397
4.750% due 07/15/2013		200	200
HSH Nordbank AG
0.425% due 12/31/2015		200	197
ING Bank NV
1.674% due 06/09/2014		200	202
2.000% due 10/18/2013		250	251
International Lease Finance Corp.
4.875% due 04/01/2015		50	51
5.625% due 09/20/2013		100	101
8.625% due 09/15/2015		100	110
Intesa Sanpaolo SpA
2.674% due 02/24/2014		350	351
JPMorgan Chase & Co.
0.611% due 10/12/2015	EUR	400	511
0.726% due 04/23/2015		$200	200
0.893% due 02/26/2016		700	699
0.937% due 10/15/2015		200	201
JPMorgan Chase Bank N.A.
0.602% due 06/13/2016		400	393
Korea Development Bank
8.000% due 01/23/2014		1,500	1,558
LeasePlan Corp. NV
3.000% due 10/23/2017		200	201
Morgan Stanley
2.875% due 07/28/2014		1,050	1,070
4.200% due 11/20/2014		300	310
6.000% due 05/13/2014		340	354
Nederlandse Waterschapsbank NV
0.554% due 05/23/2015		400	400
1.375% due 05/16/2014		700	706
Nordea Bank AB
3.700% due 11/13/2014		300	311
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		200	206
Nykredit Realkredit A/S
2.000% due 10/01/2013	DKK	5,200	911
Piper Jaffray Cos.
4.274% due 05/31/2014		$200	200
Prudential Covered Trust
2.997% due 09/30/2015		270	279
Rabobank Group
0.753% due 03/18/2016		1,000	1,003
4.200% due 05/13/2014		850	877
RCI Banque S.A.
2.148% due 04/11/2014		300	301
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		500	509
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		100	103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		$500	$502
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		100	106
SLM Corp.
0.576% due 01/27/2014		200	198
3.875% due 09/10/2015		100	101
5.000% due 10/01/2013		300	302
5.375% due 05/15/2014		100	102
6.250% due 01/25/2016		450	479
Standard Chartered PLC
1.225% due 05/12/2014		250	252
3.200% due 05/12/2016		250	262
5.500% due 11/18/2014		650	685
Sun Life Financial Global Funding LP
0.530% due 10/06/2013		1,000	998
Svensk Exportkredit AB
0.424% due 04/29/2016		500	500
0.650% due 11/09/2017		1,250	1,260
1.125% due 04/05/2018		1,200	1,167
Svenska Handelsbanken AB
4.875% due 06/10/2014		250	259
Swedbank Hypotek AB
2.950% due 03/28/2016		700	733
Toronto-Dominion Bank
1.500% due 03/13/2017		300	302
Toyota Motor Credit Corp.
0.564% due 05/17/2016		1,100	1,099
WEA Finance LLC
7.500% due 06/02/2014		250	266
Weyerhaeuser Co.
6.950% due 08/01/2017		93	109

			48,185

INDUSTRIALS 21.6%
AbbVie, Inc.
1.200% due 11/06/2015		600	601
1.750% due 11/06/2017		100	98
Altria Group, Inc.
4.125% due 09/11/2015		250	267
7.750% due 02/06/2014		600	625
America Movil S.A.B. de C.V.
5.500% due 03/01/2014		200	206
Amgen, Inc.
1.875% due 11/15/2014		250	254
2.125% due 05/15/2017		250	251
2.300% due 06/15/2016		250	257
Anadarko Petroleum Corp.
5.750% due 06/15/2014		250	261
7.625% due 03/15/2014		400	419
Anglo American Capital PLC
9.375% due 04/08/2014		950	1,007
AP Moeller - Maersk A/S
4.875% due 10/30/2014	EUR	100	136
BAT International Finance PLC
2.125% due 06/07/2017		$450	452
Boston Scientific Corp.
4.500% due 01/15/2015		400	419
5.450% due 06/15/2014		300	312
Case New Holland, Inc.
7.750% due 09/01/2013		110	111
Comcast Corp.
5.300% due 01/15/2014		150	154
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013		125	126

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Covidien International Finance S.A.
1.350% due 05/29/2015	$250	$252
CRH America, Inc.
5.300% due 10/15/2013	358	363
Crown Castle Towers LLC
3.214% due 08/15/2035	200	206
CSN Islands Corp.
9.750% due 12/16/2013	100	103
CSX Corp.
5.500% due 08/01/2013	700	703
Dell, Inc.
1.400% due 09/10/2013	1,050	1,050
DISH DBS Corp.
6.625% due 10/01/2014	250	261
7.750% due 05/31/2015	100	109
Encana Corp.
4.750% due 10/15/2013	300	303
Energy Transfer Partners LP
6.000% due 07/01/2013	900	900
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	212
ERAC USA Finance LLC
2.250% due 01/10/2014	1,012	1,020
General Mills, Inc.
0.576% due 01/29/2016	100	100
Georgia-Pacific LLC
7.700% due 06/15/2015	630	707
Glencore Funding LLC
6.000% due 04/15/2014	250	259
HCA, Inc.
5.750% due 03/15/2014	200	204
6.750% due 07/15/2013	300	300
8.500% due 04/15/2019	100	108
Hewlett-Packard Co.
6.125% due 03/01/2014	700	724
HP Enterprise Services LLC
6.000% due 08/01/2013	500	502
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	200	214
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	255
Linde Finance BV
3.625% due 11/13/2014	500	520
MGM Resorts International
6.625% due 07/15/2015	1,000	1,071
Mondelez International, Inc.
6.750% due 02/19/2014	200	207
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	100	99
1.950% due 09/12/2017	100	99
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	200	203
PepsiCo, Inc.
0.483% due 02/26/2016	500	501
Petrobras International Finance Co.
2.875% due 02/06/2015	600	607
Phillips 66
1.950% due 03/05/2015	300	305
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	104
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	350	363
Reynolds American, Inc.
7.625% due 06/01/2016	600	700
Rogers Communications, Inc.
5.500% due 03/15/2014	458	473

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SABMiller Holdings, Inc.
1.850% due 01/15/2015		$300	$304
Sanofi
2.625% due 03/29/2016		400	417
Sutter Health
1.090% due 08/15/2053		1,000	990
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017		250	249
TCI Communications, Inc.
8.750% due 08/01/2015		800	925
Tesco PLC
5.500% due 11/15/2017		100	113
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016		500	515
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014		600	605
2.250% due 08/15/2016		100	102
3.250% due 11/20/2014		300	308
USG Corp.
6.300% due 11/15/2016		100	102
Volkswagen International Finance NV
0.874% due 11/20/2014		600	602
Walgreen Co.
0.772% due 03/13/2014		400	400
Wesfarmers Ltd.
2.983% due 05/18/2016		250	260
Xerox Corp.
1.672% due 09/13/2013		700	701
Xstrata Canada Financial Corp.
2.850% due 11/10/2014		450	458

			27,114

UTILITIES 2.3%
Duke Energy Corp.
3.950% due 09/15/2014		300	311
Gazprom OAO Via Gaz Capital S.A.
8.125% due 07/31/2014		800	852
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		200	209
Pennsylvania Electric Co.
5.125% due 04/01/2014		500	516
Plains All American Pipeline LP
3.950% due 09/15/2015		440	467
Telecom Italia Capital S.A.
5.250% due 11/15/2013		200	202
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	263

			2,820

Total Corporate Bonds & Notes (Cost $78,140)			78,119

MUNICIPAL BONDS & NOTES 2.7%

ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.173% due 11/25/2043		$170	170

CALIFORNIA 0.5%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016		300	321
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014		100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
University of California Revenue Bonds, Series 2011
0.774% due 07/01/2041	$250	$250

		671

FLORIDA 0.3%
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	200	209
4.000% due 07/01/2016	165	179

		388

MICHIGAN 0.8%
Oakland County, Michigan Certificates of Participation Bonds, Series 2007
6.250% due 04/01/2019	1,000	1,036

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2012
0.640% due 02/01/2015	100	100

NEW YORK 0.3%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	330

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.800% due 12/01/2033	250	249

TEXAS 0.4%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	500

Total Municipal Bonds & Notes (Cost $3,451)		3,444

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
0.262% due 12/25/2036	17	16
0.313% due 03/25/2034	15	15
0.343% due 08/25/2034	4	4
0.393% due 02/25/2037 - 10/27/2037	298	298
0.543% due 05/25/2042	9	9
0.743% due 09/25/2041	388	392
0.750% due 01/30/2015 (c)	3,000	3,007
0.773% due 06/25/2041	233	236
0.873% due 12/25/2037	113	114
0.898% due 01/01/2021	192	193
1.374% due 03/01/2044 - 07/01/2044	39	41
2.755% due 10/01/2031	2	2
3.000% due 11/14/2018 (c)	500	505
4.340% due 02/01/2017	961	1,009
Freddie Mac
0.233% due 12/25/2036	43	43
0.643% due 09/15/2041	216	219
0.850% due 02/24/2016	250	251
0.893% due 02/15/2038	197	199
1.374% due 10/25/2044 - 02/25/2045	266	269
1.574% due 07/25/2044	50	52
3.000% due 07/31/2019 (d)	350	351

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 08/01/2019 - 08/08/2019 (c)	$2,600	$2,606
Ginnie Mae
0.748% due 04/20/2062	386	388
0.898% due 02/20/2062	293	296
1.248% due 02/20/2062	191	196
1.625% due 02/20/2032	10	10
NCUA Guaranteed Notes
0.543% due 12/07/2020	174	174
0.563% due 11/06/2017	213	213
0.753% due 12/08/2020	199	200
1.600% due 10/29/2020	139	141

Total U.S. Government Agencies (Cost $11,448)		11,449

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
0.375% due 06/15/2016 (d)	800	797
1.000% due 05/31/2018 (c)	1,200	1,179

Total U.S. Treasury Obligations (Cost $1,999)		1,976

MORTGAGE-BACKED SECURITIES 7.7%
Adjustable Rate Mortgage Trust
2.897% due 11/25/2035	903	761
Banc of America Commercial Mortgage Trust
5.919% due 05/10/2045	100	111
Banc of America Large Loan Trust
2.493% due 11/15/2015	894	897
Banc of America Mortgage Trust
3.437% due 07/20/2032	1	1
BCAP LLC Trust
2.859% due 11/26/2035	84	84
Bear Stearns Adjustable Rate Mortgage Trust
3.082% due 01/25/2034	6	6
Bear Stearns Alt-A Trust
2.864% due 09/25/2035	33	27
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041	742	763
Citigroup Mortgage Loan Trust, Inc.
2.270% due 09/25/2035	17	16
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	21	21
5.392% due 07/15/2044	245	248
Commercial Mortgage Pass-Through Certificates
0.323% due 12/15/2020	147	144
0.373% due 06/15/2022	206	204
2.365% due 02/10/2029	700	716
Countrywide Home Loan Mortgage Pass-Through Trust
0.533% due 06/25/2035	22	20
Credit Suisse First Boston Mortgage Securities Corp.
0.827% due 03/25/2032	5	4
2.341% due 06/25/2033	26	25
DBRR Trust
0.853% due 02/25/2045	98	98
0.946% due 09/25/2045	191	192
First Republic Mortgage Loan Trust
0.493% due 08/15/2032	19	18
Fosse Master Issuer PLC
1.677% due 10/18/2054	161	162
Greenpoint Mortgage Funding Trust
0.413% due 06/25/2045	37	33
GS Mortgage Securities Trust
4.761% due 07/10/2039	800	848
GSR Mortgage Loan Trust
2.664% due 09/25/2035	30	29

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.412% due 05/19/2035		$49	$40
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		500	556
Mellon Residential Funding Corp.
0.633% due 12/15/2030		7	7
Merrill Lynch Floating Trust
0.731% due 07/09/2021		589	584
Merrill Lynch Mortgage Investors Trust
1.193% due 10/25/2035		19	19
Morgan Stanley Capital Trust
1.085% due 03/15/2045		77	77
Radamantis European Loan Conduit PLC
0.674% due 10/25/2015	GBP	201	299
RBSSP Resecuritization Trust
0.693% due 10/26/2036		$214	198
2.475% due 12/26/2036		336	340
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	17	21
Structured Asset Mortgage Investments Trust
0.423% due 05/25/2045		$58	48
0.442% due 07/19/2035		9	8
0.852% due 09/19/2032		5	5
UBS Commercial Mortgage Trust
0.768% due 07/15/2024		25	25
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		74	73
5.439% due 07/15/2041		468	478
5.760% due 02/15/2041		853	873
WaMu Commercial Mortgage Securities Trust
5.970% due 03/23/2045		541	560
WaMu Mortgage Pass-Through Certificates
1.169% due 08/25/2046		39	32
1.174% due 02/25/2046		28	25
1.368% due 11/25/2042		15	14
1.568% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $9,735)			9,713

ASSET-BACKED SECURITIES 7.7%
Apidos CDO Ltd.
0.534% due 06/12/2020		1,013	1,008
Ares CLO Ltd.
0.903% due 11/25/2020		435	432
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036		2	2
0.853% due 10/25/2032		1	1
BlueMountain CLO Ltd.
0.513% due 11/15/2017		331	331
Carrington Mortgage Loan Trust
0.293% due 06/25/2037		18	17
Celf Loan Partners Ltd.
1.553% due 07/25/2019	GBP	198	301
Centurion CDO Ltd.
0.594% due 03/08/2017		$292	291
Citibank Omni Master Trust
2.943% due 08/15/2018		1,200	1,233
4.900% due 11/15/2018		300	317
College Loan Corp. Trust
0.376% due 07/25/2024		439	435
Countrywide Asset-Backed Certificates
0.673% due 12/25/2031		2	1
0.933% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.933% due 08/25/2032		3	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Denali Capital CLO Ltd.
0.536% due 04/21/2020		$270	$270
Dryden Leveraged Loan CDO
0.516% due 10/20/2020		402	398
Duane Street CLO Ltd.
0.528% due 01/11/2021		196	195
Educational Services of America, Inc.
0.923% due 04/25/2039		276	275
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	2	2
Fore CLO Ltd.
0.521% due 07/20/2019		$250	245
Franklin CLO Ltd.
0.533% due 06/15/2018		62	61
Gracechurch Card Funding PLC
0.890% due 02/15/2017		500	502
Halcyon Structured Asset Management CLO Ltd.
0.464% due 05/21/2018		171	171
Irwin Home Equity Loan Trust
0.733% due 07/25/2032		1	1
Lafayette CLO Ltd.
1.674% due 09/06/2022		140	139
MASTR Asset-Backed Securities Trust
0.243% due 11/25/2036		3	1
Morgan Stanley Investment Management Croton Ltd.
0.537% due 01/15/2018		604	602
NAC EuroLoan Advantage Ltd.
1.433% due 04/20/2019		20	20
Nelnet Student Loan Trust
0.976% due 07/25/2018		68	68
New Century Home Equity Loan Trust
0.453% due 06/25/2035		21	20
Northstar Education Finance, Inc.
0.893% due 12/26/2031		184	182
Panhandle-Plains Higher Education Authority, Inc.
0.774% due 10/01/2018		120	120
Renaissance Home Equity Loan Trust
0.553% due 11/25/2034		7	6
0.633% due 08/25/2033		9	8
0.693% due 12/25/2033		31	31
SLC Student Loan Trust
4.750% due 06/15/2033		450	421
SLM Student Loan Trust
0.473% due 12/17/2018		140	139
0.776% due 10/25/2017		223	224
1.776% due 04/25/2023		60	62
3.500% due 08/17/2043		137	130
Stanfield Bristol CLO Ltd.
0.535% due 10/15/2019		177	177
Stone Tower CLO Ltd.
0.548% due 03/16/2018		424	422
Structured Asset Securities Corp.
0.773% due 01/25/2033		2	2
Trimaran CLO Ltd.
0.524% due 11/01/2018		260	258
WhiteHorse Ltd.
0.544% due 05/01/2018		141	141

Total Asset-Backed Securities (Cost $9,685)			9,665

SOVEREIGN ISSUES 4.0%
Bank of England Euro Note
1.375% due 03/07/2014		400	403
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	311
Kommunalbanken A/S
0.656% due 03/27/2017		400	404
2.750% due 05/05/2015		300	312

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mexico Government International Bond
5.000% due 06/15/2017	MXN	3,530	$273
6.250% due 06/16/2016		29,830	2,420
Qatar Government International Bond
5.150% due 04/09/2014		$250	259
State of North Rhine-Westphalia
0.576% due 04/28/2017		700	702

Total Sovereign Issues (Cost $4,982)			5,084

SHORT-TERM INSTRUMENTS 9.2%

CERTIFICATES OF DEPOSIT 2.3%
Banco do Brasil S.A.
0.000% due 01/24/2014		500	496
Dexia Credit Local S.A.
1.600% due 09/16/2013		1,350	1,353
1.700% due 09/06/2013		600	601
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		400	398

			2,848

COMMERCIAL PAPER 3.1%
British Telecommunications PLC
0.800% due 03/07/2014		400	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
0.700% due 03/13/2014	$1,000	$996
Entergy Corp.
0.940% due 11/07/2013	300	299
Ford Motor Credit Co. LLC
0.750% due 08/01/2013	100	100
1.021% due 01/06/2014	100	100
Santander S.A.
1.710% due 10/11/2013	500	499
Vodafone Group PLC
0.690% due 02/10/2014	100	100
0.720% due 01/28/2014	900	897
Xstrata Finance Dubai Ltd.
0.740% due 10/08/2013	250	250
0.740% due 10/15/2013	250	250

		3,889

REPURCHASE AGREEMENTS (b) 0.5%
		600

SHORT-TERM NOTES 0.2%
Appalachian Power Co.
0.649% due 08/16/2013	200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO TREASURY BILLS 1.2%
3.883% due 08/08/2013	MXN	19,000	$1,460

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (a) 1.9%
PIMCO Short-Term Floating NAV Portfolio		10,427	104
PIMCO Short-Term Floating NAV Portfolio III		227,115	2,269

			2,373

Total Short-Term Instruments (Cost $11,379)			11,370

Total Investments 104.6% (Cost $131,261)			$131,263

Other Assets and Liabilities (Net) (4.6%)			(5,806)

Net Assets 100.0%			$125,457

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$600	U.S. Treasury Bonds 2.750% due 08/15/2042	$(625)	$600	$600

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BSN	0.110%	06/12/2013	07/02/2013	$ 3,702	$(3,703)
	0.110%	06/24/2013	07/02/2013	608	(608)
RBS	0.150%	06/18/2013	07/02/2013	506	(506)

					$(4,817)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Sale-Buyback Transactions
GSC	0.000%	06/19/2013	07/11/2013	$1,197	$(1,197)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $9,507 at a weighted average interest rate of 0.143%.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(c)	Securities with an aggregate market value of $5,993 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (4)
Global/Master Repurchase Agreement
BOA	$600	$(625)	$(25)
BSN	(4,311)	4,309	(2)
RBS	(506)	505	(1)

Master Securities Forward Transactions Agreement
GSC	(1,197)	1,179	(18)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.225%	05/24/2017	$	27,000	$(180)	$(180)
Receive	3-Month USD-LIBOR	0.315%	12/18/2013		107,000	(1)	6

						$(181)	$(174)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(d)	Securities with an aggregate market value of $337 and cash of $12 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Counterparty	Total Unrealized (Depreciation)	Variation Margin (Payable) (1)
Centrally Cleared Swaps
GSC	$(174)	$(6)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	900	$	1,170	MSC	$0	$(1)	$(1)
07/2013	$	23	ZAR	213	BOA	0	(2)	(2)
08/2013	MXN	18,899	$	1,483	MSC	30	0	30
09/2013	CAD	9		9	BRC	0	0	0
09/2013	EUR	3,175		4,225	CBK	91	0	91
09/2013	GBP	1,790		2,747	HUS	26	0	26
09/2013	MXN	34,658		2,807	JPM	150	0	150
09/2013	$	21	CLP	10,534	UAG	0	(1)	(1)
09/2013		1,305	EUR	979	CBK	0	(30)	(30)
09/2013		1,927		1,437	DUB	0	(56)	(56)
09/2013		2,180	GBP	1,390	CBK	0	(67)	(67)
10/2013	DKK	5,200	$	897	RBC	0	(11)	(11)
01/2014	EUR	900		1,201	BRC	28	0	28
01/2014		500		669	HUS	18	0	18

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
01/2014	$	1,175	EUR	900	BRC	$0	$(2)	$(2)
01/2014		653		500	HUS	0	(2)	(2)

						$343	$(172)	$171

As of June 30, 2013, there were no open written options. Transactions in written call and put options for the period ended June 30, 2013:

	Notional Amount	Premium
Balance at 12/31/2012	$600	$1
Sales	48,000	58
Closing Buys	(48,000)	(58)
Expirations	(600)	(1)
Exercised	0	0

Balance at 06/30/2013	$0	$0

OTC Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	1.000%	12/20/2015	0.373%	$	500	$8	$9	$(1)
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.311%		100	9	(3)	12
Freeport-McMoRan Copper & Gold, Inc.	MYC	1.000%	12/20/2015	0.890%		300	1	2	(1)
General Electric Capital Corp.	JPM	1.000%	12/20/2015	0.642%		400	4	6	(2)
Shell International Finance BV	CBK	1.000%	09/20/2015	0.189%		160	3	2	1
Teck Resources Ltd.	BOA	1.000%	12/20/2015	0.866%		300	1	0	1

							$26	$16	$10

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (4)
BOA	$(1)	$0	$(1)
BRC	26	0	26
CBK	(3)	0	(3)
DUB	(56)	0	(56)
FBF	8	0	8
GST	9	0	9
HUS	42	0	42
JPM	154	0	154
MSC	29	0	29
MYC	1	0	1
RBC	(11)	0	(11)
UAG	(1)	0	(1)

(4)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$0	$0	$343	$0	$343
Unrealized appreciation on OTC swap agreements	0	14	0	0	0	14

	$0	$14	$0	$343	$0	$357

Liabilities:
Variation margin payable on financial derivative instruments (2)	$0	$0	$0	$0	$6	$6
Unrealized depreciation on foreign currency contracts	0	0	0	172	0	172
Unrealized depreciation on OTC swap agreements	0	4	0	0	0	4

	$0	$4	$0	$172	$6	$182

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$0	$(56)	$(56)
Net realized gain on written options	0	0	0	0	56	56
Net realized gain (loss) on swaps	0	7	0	0	(26)	(19)
Net realized gain on foreign currency transactions	0	0	0	55	0	55

	$0	$7	$0	$55	$(26)	$36

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation on written options	$0	$0	$0	$0	$0	$0
Net change in unrealized appreciation (depreciation) on swaps	0	1	0	0	(208)	(207)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(71)	0	(71)

	$0	$1	$0	$(71)	$(208)	$(278)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open centrally cleared swaps cumulative appreciation/(depreciation) of $(174) as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$443	$0	$443
Corporate Bonds & Notes
Banking & Finance	0	47,985	200	48,185
Industrials	0	27,114	0	27,114
Utilities	0	2,820	0	2,820
Municipal Bonds & Notes
Arkansas	0	170	0	170
California	0	671	0	671
Florida	0	388	0	388
Michigan	0	1,036	0	1,036
New Jersey	0	100	0	100
New York	0	330	0	330
North Carolina	0	249	0	249
Texas	0	500	0	500
U.S. Government Agencies	0	10,862	587	11,449
U.S. Treasury Obligations	0	1,976	0	1,976

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Mortgage-Backed Securities	$0	$8,863	$850	$9,713
Asset-Backed Securities	0	9,235	430	9,665
Sovereign Issues	0	5,084	0	5,084
Short-Term Instruments
Certificates of Deposit	0	2,848	0	2,848
Commercial Paper	0	3,889	0	3,889
Repurchase Agreements	0	600	0	600
Short-Term Notes	0	200	0	200
Mexico Treasury Bills	0	1,460	0	1,460
Central Funds Used for Cash Management Purposes	2,373	0	0	2,373
	$2,373	$126,823	$2,067	$131,263

Financial Derivative Instruments - Assets
Credit Contracts	0	14	0	14

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

June 30, 2013 (Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Foreign Exchange Contracts	$0	$343	$0	$343
Interest Rate Contracts	0	6	0	6
	$0	$363	$0	$363

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(4)	0	(4)
Foreign Exchange Contracts	0	(172)	0	(172)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Interest Rate Contracts	$0	$(180)	$0	$(180)
	$0	$(356)	$0	$(356)

Totals	$2,373	$126,830	$2,067	$131,270

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	$0	$0	$0	$0	$0	$0	$0	$200	$0
U.S. Government Agencies	644	0	(56)	0	0	(1)	0	0	587	(1)
Mortgage-Backed Securities	0	857	(7)	0	0	0	0	0	850	0
Asset-Backed Securities	636	291	(491)	0	(15)	9	0	0	430	0
Short-Term Instruments
Certificates of Deposit	590	0	(598)	5	2	1	0	0	0	0

Totals	$2,070	$1,148	$(1,152)	$5	$(13)	$9	$0	$0	$2,067	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	Benchmark Pricing	Base Price	100.15
U.S. Government Agencies	587	Third Party Vendor	Broker Quote	99.98-100.63
Mortgage-Backed Securities	850	Benchmark Pricing	Base Price	100.00
Asset-Backed Securities	430	Benchmark Pricing	Base Price	99.65-100.00

Total	$2,067

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Short-Term Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause

SEMIANNUAL REPORT	JUNE 30, 2013	19

Notes to Financial Statements (Cont.)

timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”)

of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2013	21

Notes to Financial Statements (Cont.)

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(b) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool

SEMIANNUAL REPORT	JUNE 30, 2013	23

Notes to Financial Statements (Cont.)

of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(d) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest

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expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s

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Notes to Financial Statements (Cont.)

exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced

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obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit

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Notes to Financial Statements (Cont.)

and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out

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and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors

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Notes to Financial Statements (Cont.)

in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.20%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$12,556	$22,834

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$4	$1,100	$(1,000)	$0	$0	$104	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$11,003	$18,268	$(27,000)	$(2)	$0	$2,269	$18	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$22,548	$28,978	$84,778	$42,936

SEMIANNUAL REPORT	JUNE 30, 2013	31

Notes to Financial Statements (Cont.)

June 30, 2013 (Unaudited)

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	366	$3,762	430	$4,402
Administrative Class	2,257	23,234	2,607	26,751
Advisor Class	2,254	23,221	3,546	36,342
Issued as reinvestment of distributions
Institutional Class	4	39	10	104
Administrative Class	18	182	32	333
Advisor Class	20	205	37	384
Cost of shares redeemed
Institutional Class	(432)	(4,454)	(330)	(3,371)
Administrative Class	(1,603)	(16,481)	(1,770)	(18,097)
Advisor Class	(605)	(6,228)	(1,469)	(15,049)
Net increase resulting from Portfolio share transactions	2,279	$23,480	3,093	$31,799

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 59% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$131,274	$469	$(480)	$(11)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

32	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	MYC	Morgan Stanley Capital Services, Inc.
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	RBC	Royal Bank of Canada
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	RBS	RBS Securities, Inc.
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD	United States Dollar
CLP	Chilean Peso	GBP	British Pound	ZAR	South African Rand
DKK	Danish Krone	MXN	Mexican Peso

Other Abbreviations:
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation

SEMIANNUAL REPORT	JUNE 30, 2013	33

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT65SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Total Return Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	31.1%
U.S. Treasury Obligations	27.8%
Short-Term Instruments	15.9%
Corporate Bonds & Notes	12.2%
Mortgage-Backed Securities	4.2%
Other	8.8%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (12/31/1997)
PIMCO Total Return Portfolio Administrative Class	-2.90%	1.11%	6.87%	5.68%	6.23%
Barclays U.S. Aggregate Index±	-2.44%	-0.69%	5.19%	4.52%	5.60%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.65% for Administrative Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$971.00	$1,021.57
Expenses Paid During Period†	$3.18	$3.26
Net Annualized Expense Ratio	0.65%	0.65%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A focus on the intermediate portion of the U.S. yield curve and an underweight to longer dated maturities (primarily implemented via interest rate swaps) detracted from performance as intermediate yields rose more than long-term maturities during the reporting period.

»	Exposure to emerging market local rates in Mexico and Brazil, primarily implemented via interest rate swaps, detracted from performance as rates rose in these countries during the reporting period.

»

An underweight to investment grade credit was positive for performance as the investment grade sector underperformed U.S. Treasuries during the reporting period. A focus on bonds of financial companies was also positive for performance as select financials outperformed the overall investment grade corporate bond sector.

»	An allocation to high yield corporate bonds contributed to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Duration exposure (or sensitivity to changes in market interest rates) to short dated Italian debt contributed to performance as interest rates in Italy fell during the reporting period.

»

An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation levels narrowed on the intermediate portion of the yield curve during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Administrative Class
Net asset value beginning of year or period	$11.55		$11.02	$11.08	$10.82	$10.31	$10.49
Net investment income (a)	0.09		0.24	0.26	0.24	0.49	0.46
Net realized/unrealized gain (loss)	(0.42)		0.81	0.13	0.63	0.93	0.03
Total income (loss) from investment operations	(0.33)		1.05	0.39	0.87	1.42	0.49
Dividends from net investment income	(0.12)		(0.30)	(0.29)	(0.27)	(0.57)	(0.47)
Distributions from net realized capital gains	0.00		(0.22)	(0.16)	(0.34)	(0.34)	(0.20)
Total distributions	(0.12)		(0.52)	(0.45)	(0.61)	(0.91)	(0.67)
Net asset value end of year or period	$11.10		$11.55	$11.02	$11.08	$10.82	$10.31
Total return	(2.90	) %	9.59%	3.61%	8.10%	14.04%	4.79%
Net assets end of year or period (000s)	$8,283,117		$8,733,829	$7,759,038	$7,260,958	$5,566,064	$4,057,408
Ratio of expenses to average net assets	0.65	%*	0.65%	0.65%	0.65%	0.74%	0.88%
Ratio of expenses to average net assets excluding interest expense	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.65	%*	2.13%	2.32%	2.09%	4.52%	4.38%
Portfolio turnover rate	156	%**	495%**	424%**	484%**	381%	355%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$10,978,376
Investments in Affiliates, at value	1,607,891
Repurchase agreements, at value	1,200
Cash	10,430
Deposits with counterparty	40
Foreign currency, at value	10,350
Receivable for investments sold	907,050
OTC swap premiums paid	13,532
Variation margin receivable on financial derivative instruments	116
Unrealized appreciation on foreign currency contracts	15,011
Unrealized appreciation on OTC swap agreements	7,358
Receivable for Portfolio shares sold	4,267
Interest and dividends receivable	52,740
Dividends receivable from Affiliates	312
13,608,673

Liabilities:
Payable for investments purchased	$2,685,866
Payable for investments in Affiliates purchased	312
Payable for reverse repurchase agreements	2,436
Payable for short sales	5,211
Written options outstanding	32,874
OTC swap premiums received	9,286
Variation margin payable on financial derivative instruments	2,302
Unrealized depreciation on foreign currency contracts	23,736
Unrealized depreciation on OTC swap agreements	15,500
Deposits from counterparty	7,455
Payable for Portfolio shares redeemed	16,857
Accrued investment advisory fees	2,115
Accrued supervisory and administrative fees	2,115
Accrued distribution fees	396
Accrued servicing fees	976
2,807,437

Net Assets	$10,801,236

Net Assets Consist of:
Paid in capital	$10,517,839
Undistributed net investment income	182,132
Accumulated undistributed net realized gain	173,252
Net unrealized (depreciation)	(71,987)
$10,801,236

Net Assets:
Institutional Class	$473,411
Administrative Class	8,283,117
Advisor Class	2,044,708

Shares Issued and Outstanding:
Institutional Class	42,660
Administrative Class	746,409
Advisor Class	184,253

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.10
Administrative Class	11.10
Advisor Class	11.10

Cost of Investments	$11,016,646
Cost of Investments in Affiliates	$1,608,202
Cost of Repurchase Agreements	$1,200
Cost of Foreign Currency Held	$10,284
Proceeds Received on Short Sales	$5,263
Premiums Received on Written Options	$12,387

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$124,583
Dividends	1,324
Dividends from Affiliate investments	1,408
Total Income	127,315

Expenses:
Investment advisory fees	13,777
Supervisory and administrative fees	13,777
Servicing fees - Administrative Class	6,442
Distribution and/or servicing fees - Advisor Class	2,434
Trustees’ fees	66
Interest expense	30
Miscellaneous expense	1
Total Expenses	36,527

Net Investment Income	90,788

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	27,838
Net realized (loss) on Affiliate investments	(126)
Net realized (loss) on futures contracts	(6,646)
Net realized gain on written options	8,285
Net realized gain on swaps	28,707
Net realized gain on foreign currency transactions	37,553
Net change in unrealized (depreciation) on investments	(481,621)
Net change in unrealized (depreciation) on Affiliate investments	(322)
Net change in unrealized (depreciation) on futures contracts	(22,653)
Net change in unrealized (depreciation) on written options	(27,202)
Net change in unrealized appreciation on swaps	5,613
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,977
Net (Loss)	(418,597)

Net (Decrease) in Net Assets Resulting from Operations	$(327,809)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$90,788	$216,434
Net realized gain	95,737	420,906
Net realized gain (loss) on Affiliate investments	(126)	59
Net change in unrealized appreciation (depreciation)	(513,886)	282,168
Net change in unrealized (depreciation) on Affiliate investments	(322)	(27)
Net increase (decrease) resulting from operations	(327,809)	919,540

Distributions to Shareholders:
From net investment income
Institutional Class	(5,444)	(9,004)
Administrative Class	(89,986)	(216,458)
Advisor Class	(19,465)	(36,482)
From net realized capital gains
Institutional Class	0	(8,692)
Administrative Class	0	(163,223)
Advisor Class	0	(33,880)

Total Distributions	(114,895)	(467,739)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	192,520	1,513,713

Total Increase (Decrease) in Net Assets	(250,184)	1,965,514

Net Assets:
Beginning of period	11,051,420	9,085,906
End of period*	$10,801,236	$11,051,420

*Including undistributed net investment income of:	$182,132	$206,239

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Biomet, Inc.
3.193% - 3.195% due 03/25/2015		$251	$252
Gresham Capital BV
0.945% - 1.206% due 03/23/2026	GBP	2,451	3,614
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$8,520	8,543

Total Bank Loan Obligations (Cost $12,563)			12,409

CORPORATE BONDS & NOTES 14.2%

BANKING & FINANCE 11.6%
Ally Financial, Inc.
3.475% due 02/11/2014		6,100	6,147
3.672% due 06/20/2014		1,600	1,622
4.500% due 02/11/2014		500	506
4.625% due 06/26/2015		6,200	6,357
5.500% due 02/15/2017		12,200	12,795
6.750% due 12/01/2014		200	211
8.300% due 02/12/2015		11,100	11,988
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,150
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,484
American General Institutional Capital
7.570% due 12/01/2045		10,000	11,950
8.125% due 03/15/2046		3,200	3,880
American International Group, Inc.
0.385% due 07/19/2013	EUR	100	130
4.900% due 06/02/2014	CAD	6,000	5,842
5.050% due 10/01/2015		$12,500	13,561
5.450% due 05/18/2017		1,100	1,214
5.600% due 10/18/2016		6,100	6,802
5.850% due 01/16/2018		3,800	4,280
6.250% due 03/15/2087		2,100	2,155
8.000% due 05/22/2068	EUR	9,900	15,048
8.175% due 05/15/2068		$3,000	3,675
8.250% due 08/15/2018		18,450	22,922
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		12,600	12,646
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,400	1,412
Banco do Brasil S.A.
2.963% due 07/02/2014		7,600	7,659
5.875% due 01/19/2023		1,200	1,161
Banco Santander Brasil S.A.
2.373% due 03/18/2014		1,000	995
4.250% due 01/14/2016		1,800	1,827
4.500% due 04/06/2015		13,100	13,231
Bank of America Corp.
0.605% due 08/15/2016		2,800	2,703
1.696% due 01/30/2014		30,400	30,572
6.500% due 08/01/2016		32,700	36,888
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,345
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,200
Bank of Montreal
2.850% due 06/09/2015		7,200	7,500
Bank of Nova Scotia
1.950% due 01/30/2017		500	511
Bankia S.A.
0.383% due 04/23/2014 (f)	EUR	3,000	3,773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banque PSA Finance S.A.
2.182% due 04/04/2014	$12,100	$11,997
Barclays Bank PLC
10.179% due 06/12/2021	1,900	2,420
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,200	3,336
6.500% due 03/10/2021	6,400	6,752
7.250% due 04/22/2020	6,400	7,008
BBVA U.S. Senior S.A.U.
2.399% due 05/16/2014	39,700	39,923
Bear Stearns Cos. LLC
6.400% due 10/02/2017	27,900	32,201
7.250% due 02/01/2018	12,200	14,537
BNP Paribas S.A.
1.179% due 01/10/2014	21,100	21,161
BPCE S.A.
2.023% due 02/07/2014	3,800	3,831
2.375% due 10/04/2013	2,100	2,110
CIT Group, Inc.
5.250% due 04/01/2014	2,200	2,239
Citigroup, Inc.
0.544% due 06/09/2016	13,100	12,650
1.727% due 01/13/2014	27,700	27,861
2.275% due 08/13/2013	5,900	5,913
4.875% due 05/07/2015	6,100	6,437
5.500% due 10/15/2014	5,400	5,681
5.850% due 07/02/2013	1,400	1,400
Credit Agricole Home Loan SFH
1.026% due 07/21/2014	31,000	31,118
Credit Agricole S.A.
1.726% due 01/21/2014	15,300	15,395
8.375% due 10/13/2019	1,800	1,915
Credit Suisse
2.200% due 01/14/2014	4,800	4,842
Dexia Credit Local S.A.
0.756% due 04/29/2014	20,500	20,539
2.750% due 04/29/2014	15,100	15,365
Dragon LLC
1.972% due 03/12/2024	924	906
Export-Import Bank of India
2.426% due 03/30/2016	5,000	4,990
Export-Import Bank of Korea
4.000% due 01/29/2021	5,100	5,081
4.125% due 09/09/2015	12,000	12,668
5.125% due 06/29/2020	3,600	3,828
5.875% due 01/14/2015	29,900	31,847
8.125% due 01/21/2014	5,000	5,194
Fifth Third Bancorp
0.692% due 12/20/2016	3,000	2,947
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	22,400	22,758
7.000% due 04/15/2015	7,500	8,150
8.000% due 06/01/2014	300	317
8.000% due 12/15/2016	500	587
8.700% due 10/01/2014	3,600	3,925
General Electric Capital Corp.
6.375% due 11/15/2067	9,600	10,008
GSPA Monetization Trust
6.422% due 10/09/2029	16,178	16,629
HBOS PLC
0.974% due 09/06/2017	7,700	7,149
HSBC Bank PLC
2.000% due 01/19/2014	2,900	2,925
ING Bank NV
1.674% due 06/09/2014	7,200	7,260
2.000% due 10/18/2013	2,700	2,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
5.750% due 05/15/2016		$1,900	$1,962
6.750% due 09/01/2016		4,500	4,883
Intesa Sanpaolo SpA
2.674% due 02/24/2014		11,600	11,644
3.125% due 01/15/2016		5,900	5,804
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	900	1,172
4.750% due 03/01/2015		$18,900	20,112
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,538
Korea Development Bank
8.000% due 01/23/2014		3,000	3,117
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,165
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,490
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	153
7.869% due 08/25/2020		200	310
8.000% due 06/15/2020 (c)		$6,000	6,135
8.500% due 12/17/2021 (c)		1,100	1,126
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		32,400	43,560
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,286
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	1,300	1,691
6.875% due 04/25/2018		$17,500	20,155
Morgan Stanley
0.757% due 10/15/2015		700	687
6.000% due 04/28/2015		38,480	41,270
National Australia Bank Ltd.
0.998% due 04/11/2014		26,400	26,548
National Bank of Canada
2.200% due 10/19/2016		2,500	2,584
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,377
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,321
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015		20,100	20,159
Petrobras Global Finance BV
2.414% due 01/15/2019		2,400	2,358
3.000% due 01/15/2019		2,900	2,700
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,087
Rabobank Group
6.875% due 03/19/2020	EUR	18,500	26,007
RCI Banque S.A.
2.148% due 04/11/2014		$41,600	41,694
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		21,900	20,696
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	525
5.499% due 07/07/2015		13,100	13,914
SLM Corp.
0.576% due 01/27/2014		1,650	1,636
5.000% due 10/01/2013		3,200	3,220
5.000% due 04/15/2015		5,000	5,175
6.250% due 01/25/2016		1,900	2,021
8.450% due 06/15/2018		5,000	5,575
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	13,016
SSIF Nevada LP
0.977% due 04/14/2014		$68,400	68,733

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015		$6,000	$6,256
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		7,489	7,707
Stone Street Trust
5.902% due 12/15/2015		9,500	10,211
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	4,980
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		3,100	3,046
UBS AG
1.276% due 01/28/2014		1,395	1,403
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	301
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,400	2,502
Wells Fargo Capital
5.950% due 12/01/2086		25,100	24,974

			1,252,638

INDUSTRIALS 1.9%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,039
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,031
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		26,800	26,883
Baidu, Inc.
2.250% due 11/28/2017		10,200	9,945
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,646
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		6,700	6,715
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,045
CSN Resources S.A.
6.500% due 07/21/2020		20,600	20,162
Daimler Finance North America LLC
1.472% due 09/13/2013		9,298	9,316
DISH DBS Corp.
7.000% due 10/01/2013		1,400	1,417
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		500	528
General Mills, Inc.
0.624% due 05/16/2014		3,000	3,004
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,014
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,049
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,526
HCA, Inc.
7.875% due 02/15/2020		10,000	10,794
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,846
Noble Group Ltd.
4.875% due 08/05/2015		700	727
6.625% due 08/05/2020		2,900	2,907
6.750% due 01/29/2020		4,600	4,692
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	313
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	44,463
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rohm & Haas Co.
6.000% due 09/15/2017	$3,700	$4,222
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	7,000	7,022
Time Warner Cable, Inc.
6.200% due 07/01/2013	400	400
Vivendi S.A.
2.400% due 04/10/2015	6,500	6,622
WM Wrigley Jr. Co.
3.700% due 06/30/2014	11,243	11,542

		205,399

UTILITIES 0.7%
Entergy Corp.
3.625% due 09/15/2015	12,200	12,645
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,300	2,432
6.212% due 11/22/2016	1,100	1,193
8.146% due 04/11/2018	5,600	6,440
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	800	850
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,205
7.750% due 10/17/2016	3,405	3,784
7.750% due 01/20/2020	3,100	3,410
8.000% due 08/07/2019	5,100	5,763
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,000	2,105
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	13,965	14,174
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,785
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	908
6.750% due 09/30/2019	2,000	2,350
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,090
7.875% due 03/13/2018	4,800	5,484

		79,618

Total Corporate Bonds & Notes (Cost $1,454,235)		1,537,655

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 2.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,573
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,349
7.043% due 04/01/2050	8,600	10,963
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,447
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,400	9,600
7.550% due 04/01/2039	2,000	2,680
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,860
7.625% due 03/01/2040	18,600	25,002
7.700% due 11/01/2030	100	121
7.950% due 03/01/2036	29,300	34,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	$1,400	$1,080
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	16,280	16,300
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,179
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,434
7.618% due 08/01/2040	1,800	2,212
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,393
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	12,743
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	9,940
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,155
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,471
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	444
7.021% due 08/01/2040	700	783
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	14,835
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	33,686
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	532
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,200	1,368
6.548% due 05/15/2048	4,700	5,615

		216,565

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,035

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,215

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,592

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	716

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$6,500	$7,239

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,326

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	13,580
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	32,641
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,600	1,279

		47,500

NEW YORK 0.5%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.005% due 06/15/2031	5,130	6,041
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	2,800	3,086
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	30,107
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,403
6.282% due 06/15/2042	2,100	2,397
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	9,500	10,335
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,748

		57,117

OHIO 0.4%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	38,745
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,179

		41,924

TEXAS 0.3%
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.089% due 02/15/2031	3,390	4,325
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.992% due 02/01/2027	2,575	3,210
10.090% due 10/01/2031	6,240	7,692
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	17,042

		32,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	$20,000	$19,806

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,569

Total Municipal Bonds & Notes (Cost $401,743)		443,873

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
0.253% due 12/25/2036 - 07/25/2037	3,208	3,070
0.443% due 05/25/2037	741	742
0.503% due 04/25/2037	2,932	2,945
0.543% due 03/25/2044	2,063	2,004
0.603% due 09/25/2035	1,278	1,289
0.643% due 09/25/2035	6,767	6,828
0.875% due 08/28/2017 - 05/21/2018	38,900	37,930
0.893% due 10/25/2037	1,694	1,711
1.093% due 07/25/2039	1,061	1,074
1.125% due 04/27/2017	24,000	23,936
1.250% due 01/30/2017	5,200	5,235
1.374% due 06/01/2043 - 07/01/2044	2,149	2,185
1.574% due 09/01/2040	15	16
1.825% due 04/01/2035	3,477	3,638
2.295% due 01/01/2025	11	11
2.310% due 08/01/2022	4,700	4,499
2.364% due 11/01/2025	1	1
2.401% due 09/01/2039	27	29
2.475% due 04/01/2019	14,800	15,182
2.500% due 08/01/2022 - 07/01/2028	59,760	60,176
2.542% due 08/01/2035	1,214	1,289
2.571% due 05/25/2035	374	384
2.670% due 08/01/2022	789	773
2.870% due 09/01/2027	6,700	6,034
3.000% due 09/01/2020 - 08/01/2043	281,129	280,270
3.330% due 11/01/2021	1,363	1,455
3.500% due 11/01/2025 - 07/01/2043	59,177	61,573
3.822% due 10/01/2032	553	564
4.000% due 01/01/2026 - 08/01/2043	670,325	698,128
4.006% due 11/01/2035	107	111
4.452% due 12/01/2036	934	990
4.500% due 08/01/2018 - 08/01/2043	967,646	1,024,665
4.501% due 07/01/2019	29,571	33,056
4.580% due 09/01/2034	677	723
5.000% due 02/13/2017 - 08/01/2043	162,639	175,693
5.026% due 09/01/2035	327	350
5.152% due 08/01/2035	549	590
5.375% due 06/12/2017	8,100	9,383
5.500% due 09/01/2017 - 08/01/2043	326,383	354,515
6.000% due 09/01/2016 - 07/01/2043	105,296	114,700
6.500% due 11/01/2034	67	77
7.000% due 04/25/2023 - 06/01/2032	994	1,143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.343% due 07/15/2019	$1,573	$1,574
0.493% due 05/15/2036	2,341	2,346
0.643% due 11/15/2030	12	13
0.693% due 09/15/2030	10	11
0.875% due 03/07/2018	3,300	3,197
0.893% due 08/15/2037	20,389	20,592
0.913% due 05/15/2037	591	594
1.000% due 03/08/2017 - 09/29/2017	189,700	188,172
1.250% due 05/12/2017 - 10/02/2019	42,500	40,883
1.374% due 02/25/2045	343	348
1.750% due 05/30/2019	5,500	5,422
2.375% due 01/13/2022	5,900	5,741
2.482% due 07/01/2027	1	1
2.497% due 01/01/2028	1	1
2.533% due 07/01/2030	1	1
3.750% due 03/27/2019	2,000	2,201
4.000% due 04/01/2029 - 08/01/2043	142,098	147,837
4.500% due 03/01/2029 - 10/01/2041	139,346	146,989
5.000% due 02/16/2017	2,900	3,304
5.500% due 08/23/2017 - 10/01/2038	8,881	9,649
6.000% due 07/01/2016 - 07/01/2043	17,235	18,731
6.500% due 06/01/2016 - 10/01/2037	174	194
7.000% due 06/15/2023	505	568
7.500% due 07/15/2030 - 03/01/2032	105	125
8.500% due 08/01/2024	6	7
Ginnie Mae
0.793% due 02/16/2030	97	99
1.625% due 02/20/2027 - 02/20/2032	288	301
1.750% due 04/20/2026 - 05/20/2030	46	48
2.000% due 07/20/2030	4	4
3.000% due 09/15/2042 - 07/01/2043	203,001	201,033
3.500% due 12/15/2040 - 07/01/2043	171,001	175,652
4.000% due 07/01/2043	1,000	1,048
6.000% due 12/15/2038 - 11/15/2039	118	131
7.000% due 11/20/2029	44	46
Small Business Administration
5.130% due 09/01/2023	29	32
6.290% due 01/01/2021	37	41
7.500% due 04/01/2017	121	129

Total U.S. Government Agencies (Cost $3,945,025)		3,916,032

U.S. TREASURY OBLIGATIONS 32.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	6,757	6,936
0.125% due 01/15/2022	162,742	159,379
0.125% due 07/15/2022	87,165	85,191
0.625% due 07/15/2021	35,905	37,067
0.625% due 02/15/2043	7,485	6,291
0.750% due 02/15/2042	202,838	178,592
1.125% due 01/15/2021	49,218	52,636
1.250% due 07/15/2020	23,671	25,716
1.750% due 01/15/2028	69,374	77,705

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2019		$3,267	$3,684
2.000% due 01/15/2026		57,175	66,021
2.125% due 01/15/2019		37,583	42,510
2.375% due 01/15/2025		63,533	75,679
2.375% due 01/15/2027		34,132	41,062
2.500% due 01/15/2029		30,435	37,504
3.625% due 04/15/2028		11,646	16,160
3.875% due 04/15/2029		31,261	45,038
U.S. Treasury Notes
0.750% due 10/31/2017		19,900	19,520
0.750% due 12/31/2017 (j)		113,300	110,817
0.750% due 02/28/2018		160,900	156,909
0.750% due 03/31/2018		46,700	45,441
0.875% due 01/31/2018		53,600	52,628
0.875% due 07/31/2019		81,100	77,210
1.000% due 06/30/2019 (h)		179,200	172,200
1.000% due 08/31/2019 (h)		313,200	299,767
1.000% due 09/30/2019		155,200	148,349
1.000% due 11/30/2019 (h)		490,100	466,744
1.125% due 05/31/2019 (h)(j)		51,300	49,769
1.125% due 12/31/2019		46,500	44,533
1.125% due 03/31/2020		4,800	4,571
1.125% due 04/30/2020		26,800	25,472
1.250% due 02/29/2020 (h)		56,900	54,748
1.375% due 01/31/2020		3,300	3,207
1.375% due 05/31/2020		20,700	19,965
1.500% due 08/31/2018 (h)(j)		109,200	109,490
1.625% due 08/15/2022 (h)		183,500	172,074
1.625% due 11/15/2022		188,700	176,051
1.750% due 05/15/2023		42,600	39,874
2.000% due 02/15/2022		24,100	23,560
2.000% due 02/15/2023		201,100	193,410
2.125% due 08/15/2021		14,400	14,334
2.625% due 04/30/2018		8,200	8,695
2.625% due 08/15/2020		21,000	21,937
2.875% due 03/31/2018		10,300	11,043
3.500% due 02/15/2018		11,800	12,983

Total U.S. Treasury Obligations (Cost $3,646,955)			3,492,472

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
2.416% due 02/25/2045		1,362	1,359
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	3,169	4,134
1.603% due 05/16/2047		10,128	13,390
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,911
5.919% due 05/10/2045		6,400	7,084
Banc of America Funding Corp.
2.639% due 05/25/2035		1,770	1,781
6.000% due 03/25/2037 ^		11,620	10,253
Banc of America Large Loan Trust
2.493% due 11/15/2015		1,877	1,883
Banc of America Mortgage Trust
2.875% due 05/25/2033		2,107	2,075
6.500% due 10/25/2031		161	171
BCAP LLC Trust
5.340% due 03/26/2037		1,357	1,252
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		231	222
2.573% due 04/25/2033		305	310
2.595% due 11/25/2034		4,742	4,662
2.677% due 02/25/2033		23	23
2.734% due 11/25/2030		2	2
2.887% due 04/25/2034		1,283	1,252
2.917% due 07/25/2034		1,562	1,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.959% due 02/25/2033		$54	$48
2.976% due 01/25/2035		957	906
3.071% due 01/25/2034		707	705
3.458% due 11/25/2034		1,113	1,127
5.317% due 01/25/2035		572	580
Bear Stearns Alt-A Trust
2.709% due 05/25/2035		3,604	3,322
2.864% due 09/25/2035		2,121	1,747
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,000	1,099
5.700% due 06/11/2050		7,800	8,910
5.703% due 06/11/2050		7,305	7,583
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		4,348	3,300
2.653% due 12/26/2046		2,428	1,703
Chase Mortgage Finance Trust
5.116% due 01/25/2036 ^		6,740	6,277
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		696	671
2.641% due 05/25/2035		2,481	2,433
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,768
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		4,524	3,682
0.373% due 05/25/2047		3,193	2,432
0.383% due 09/25/2046		44,286	30,960
0.393% due 05/25/2036		11,688	8,430
6.000% due 02/25/2037 ^		16,536	12,429
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		5,042	4,736
2.783% due 02/20/2036		893	769
2.915% due 11/25/2034		3,032	2,805
6.000% due 03/25/2037 ^		5,811	5,271
Credit Suisse First Boston Mortgage Securities Corp.
4.848% due 06/25/2032		20	20
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		530	572
Deutsche ALT-A Securities, Inc.
0.693% due 02/25/2035		863	788
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	5,384	8,103
First Horizon Alternative Mortgage Securities
2.314% due 08/25/2035		$6,911	6,011
2.339% due 09/25/2035		111	92
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035		7,027	5,951
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.392% due 12/20/2054		3,460	3,357
0.813% due 12/20/2054	GBP	3,490	5,171
Granite Mortgages PLC
0.490% due 09/20/2044	EUR	350	449
0.588% due 01/20/2044		347	445
0.884% due 01/20/2044	GBP	527	787
0.889% due 09/20/2044		2,786	4,171
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		$1,811	1,783
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	418
5.317% due 06/10/2036		831	847
5.444% due 03/10/2039		3,400	3,772
GS Mortgage Securities Trust
1.103% due 03/06/2020		1,956	1,961
5.396% due 08/10/2038		905	931
GSR Mortgage Loan Trust
2.664% due 09/25/2035		8,355	8,251
5.083% due 11/25/2035		2,494	2,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.382% due 01/19/2038		$7,333	$5,933
0.412% due 05/19/2035		684	562
0.442% due 01/19/2036		14,357	9,333
0.522% due 01/19/2035		6,791	4,668
0.942% due 10/19/2035		4,966	3,915
2.765% due 07/19/2035		2,862	2,445
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	5,169	6,776
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		$3	2
IndyMac Mortgage Loan Trust
0.403% due 04/25/2046		7,733	5,986
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		10,300	11,466
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		12,600	13,353
4.158% due 01/12/2039		4,862	4,930
5.336% due 05/15/2047		6,800	7,517
5.420% due 01/15/2049		20,956	23,295
5.882% due 02/15/2051		1,770	2,005
JPMorgan Mortgage Trust
2.373% due 06/25/2035		1,030	1,003
2.868% due 08/25/2034		10,633	10,410
2.968% due 10/25/2036		10,874	8,630
4.479% due 02/25/2035		759	762
5.750% due 01/25/2036		1,362	1,242
MASTR Adjustable Rate Mortgages Trust
0.910% due 01/25/2047 ^		7,111	4,292
Merrill Lynch Floating Trust
0.731% due 07/09/2021		9,494	9,468
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		2,778	2,413
0.443% due 11/25/2035		436	404
1.193% due 10/25/2035		1,073	1,062
2.250% due 04/25/2035		11,650	11,162
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,109
Morgan Stanley Capital Trust
5.610% due 04/15/2049		3,944	4,014
6.090% due 06/11/2049		3,100	3,501
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		2,200	2,473
Prime Mortgage Trust
0.593% due 02/25/2019		8	8
0.593% due 02/25/2034		271	263
0.693% due 02/25/2035		10,006	9,093
Residential Accredit Loans, Inc. Trust
0.293% due 05/25/2037		17,596	12,265
3.723% due 12/25/2035		1,001	772
Residential Asset Securitization Trust
0.643% due 10/25/2035		4,077	3,077
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,041
6.000% due 06/25/2037 ^		8,679	7,822
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	476	589
Structured Adjustable Rate Mortgage Loan Trust
0.393% due 04/25/2047		$5,067	3,394
5.081% due 05/25/2036		2,771	2,749
5.271% due 07/25/2035 ^		690	600
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		4,407	4,312
0.852% due 09/19/2032		69	66
Structured Asset Securities Corp.
2.243% due 07/25/2032		7	7
2.584% due 02/25/2032		9	9

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Suntrust Adjustable Rate Mortgage Loan Trust
5.811% due 02/25/2037 ^	$7,014	$5,787
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	34,102	31,531
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	4,002	3,970
5.509% due 04/15/2047	3,200	3,530
Wachovia Mortgage Loan Trust LLC
2.985% due 05/20/2036 ^	10,339	8,584
WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045	747	679
0.513% due 01/25/2045	7,087	6,341
1.368% due 11/25/2042	345	317
1.568% due 08/25/2042	854	788
4.534% due 12/25/2036 ^	969	823
4.954% due 07/25/2037 ^	7,391	6,669
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	2,451	2,426
2.624% due 12/25/2034	1,850	1,832
2.641% due 03/25/2036	3,566	3,487

Total Mortgage-Backed Securities (Cost $502,153)		529,214

ASSET-BACKED SECURITIES 1.9%
Accredited Mortgage Loan Trust
0.323% due 02/25/2037	6,754	6,083
Amortizing Residential Collateral Trust
0.733% due 06/25/2032	153	143
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036	71	69
0.283% due 06/25/2047	254	252
0.343% due 11/25/2036	21,493	14,621
0.353% due 08/25/2036	2,862	1,952
Concord Real Estate CDO Ltd.
0.473% due 12/25/2046	7,454	7,082
Countrywide Asset-Backed Certificates
0.323% due 11/25/2037	24,460	23,813
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036	193	91
EMC Mortgage Loan Trust
0.933% due 05/25/2040	227	213
First Franklin Mortgage Loan Trust
0.683% due 09/25/2035	2,800	2,330
Fremont Home Loan Trust
0.253% due 01/25/2037	109	57
Hillmark Funding
0.524% due 05/21/2021	24,100	23,632
HSBC Home Equity Loan Trust
0.482% due 01/20/2034	3,551	3,490
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047	1,164	1,088
Lafayette CLO Ltd.
1.674% due 09/06/2022	11,128	11,119
Lehman XS Trust
0.373% due 06/25/2036	7,725	5,512
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	156	148
3.193% due 11/25/2032	50	40
MASTR Asset-Backed Securities Trust
0.433% due 03/25/2036	7,515	3,652
0.483% due 12/25/2035	10,000	8,450
Morgan Stanley ABS Capital, Inc.
0.443% due 08/25/2036	20,000	9,022
NovaStar Mortgage Funding Trust
0.433% due 11/25/2036	4,555	1,896

		PRINCIPAL AMOUNT (000S)	MARKET VAL UE (000S)
Penta CLO S.A.
0.518% due 06/04/2024	EUR	2,324	$2,880
Residential Asset Securities Corp. Trust
0.353% due 06/25/2036		$10,964	10,095
0.393% due 02/25/2036		2,689	2,619
0.773% due 05/25/2035		1,397	1,272
Securitized Asset-Backed Receivables LLC
0.323% due 05/25/2037 ^		1,950	1,029
Sherwood Castle Funding PLC
0.419% due 03/15/2016	EUR	12,000	15,599
SLM Student Loan Trust
0.469% due 12/15/2023		15,923	20,343
2.843% due 12/16/2019		$1,900	1,939
3.500% due 08/17/2043		3,836	3,625
Structured Asset Securities Corp.
0.363% due 12/25/2036		9,900	6,734
0.773% due 01/25/2033		39	36
Washington Mutual Asset-Backed Certificates Trust
0.433% due 05/25/2036		15,000	6,972
Wells Fargo Home Equity Trust
0.783% due 11/25/2035		1,800	1,523

Total Asset-Backed Securities (Cost $197,193)			199,421

SOVEREIGN ISSUES 3.7%
Autonomous Community of Madrid
5.750% due 02/01/2018	EUR	3,200	4,397
Autonomous Community of Valencia
4.375% due 07/16/2015		700	910
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,300	3,106
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	21,000	6,554
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		6,765	2,968
10.000% due 01/01/2021		118	51
10.000% due 01/01/2023		76	32
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	10,800	14,964
6.505% due 03/01/2019		10,700	14,908
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,220
Mexico Government International Bond
6.000% due 06/18/2015	MXN	128,000	10,201
6.250% due 06/16/2016		276,000	22,387
10.000% due 12/05/2024		357,400	37,259
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,752
Province of British Columbia
4.300% due 06/18/2042	CAD	700	719
Province of Ontario
1.600% due 09/21/2016		$300	305
1.650% due 09/27/2019		3,500	3,346
2.450% due 06/29/2022		38,000	35,844
2.850% due 06/02/2023	CAD	4,900	4,471
3.000% due 07/16/2018		$3,700	3,887
3.150% due 06/02/2022	CAD	41,500	39,316
4.000% due 10/07/2019		$1,000	1,089
4.000% due 06/02/2021	CAD	39,300	39,926
4.200% due 03/08/2018		2,100	2,166
4.200% due 06/02/2020		16,500	17,035
4.300% due 03/08/2017		6,800	7,004
4.400% due 06/02/2019		8,000	8,352
4.400% due 04/14/2020		$600	666
4.600% due 06/02/2039	CAD	3,900	4,106
4.700% due 06/02/2037		6,300	6,704
5.500% due 06/02/2018		2,300	2,502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.750% due 08/25/2021		$20,500	$20,160
3.000% due 09/01/2023	CAD	900	825
3.500% due 07/29/2020		$3,000	3,160
3.500% due 12/01/2022	CAD	25,200	24,335
4.250% due 12/01/2021		40,400	41,562
4.500% due 12/01/2016		300	310
4.500% due 12/01/2017		4,200	4,378
4.500% due 12/01/2018		5,400	5,658
4.500% due 12/01/2019		1,600	1,680
4.500% due 12/01/2020		3,000	3,147

Total Sovereign Issues (Cost $410,389)			404,362

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		31,000	37,014

Total Convertible Preferred Securities (Cost $34,437)			37,014

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
DG Funding Trust
2.534% due 07/29/2013 (c)		1,239	8,766

Total Preferred Securities (Cost $13,055)			8,766

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.6%

CERTIFICATES OF DEPOSIT 2.5%
Banco do Brasil S.A.
0.000% due 01/24/2014		$6,100	6,069
Dexia Credit Local S.A.
1.650% due 09/12/2013		149,500	149,800
1.700% due 09/06/2013		72,100	72,240
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		27,500	27,364
0.000% due 11/01/2013		17,700	17,622

			273,095

COMMERCIAL PAPER 0.5%
Ford Motor Credit Co. LLC
1.021% due 11/08/2013		18,300	18,236
Santander S.A.
3.100% due 10/01/2013		29,800	29,736

			47,972

REPURCHASE AGREEMENTS (e) 0.0%
			1,200

MEXICO TREASURY BILLS 0.3%
3.915% due 07/18/2013 - 09/05/2013 (a)	MXN	476,300	36,663

U.S. TREASURY BILLS 0.4%
0.030% due 08/08/2013 - 05/01/2014 (a)(f)(j)		$39,429	39,428

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 14.9%
PIMCO Short-Term Floating NAV Portfolio	1,144	$11
PIMCO Short-Term Floating NAV Portfolio III	160,932,814	1,607,880

		1,607,891

Total Short-Term Instruments (Cost $2,008,300)		2,006,249

Total Investments 116.5% (Cost $12,626,048)		$12,587,467

Written Options (g)(i) (0.3%) (Premiums $12,387)		(32,874)

Other Assets and Liabilities (Net) (16.2%)		(1,753,357)

Net Assets 100.0%		$10,801,236

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$1,200	U.S. Treasury Bonds 2.750% due 08/15/2042	$(1,251)	$1,200	$1,200

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BRC	(5.000%)	04/23/2013	04/09/2015	EUR 1,890	$(2,436)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $67,201 at a weighted average interest rate of (0.427%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2028	$5,000	$5,263	$(5,211)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $19,990 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (3)
Global/Master Repurchase Agreement
BOA	$1,200	$(1,251)	$(51)
BRC	(2,436)	2,515	79

Master Securities Forward Transactions Agreement
BCY	0	2,532	2,532
DEU	0	830	830
FOB	0	6,042	6,042
GRE	0	4,797	4,797
GSC	0	1,709	1,709
JPS	(5,211)	0	(5,211)
MSC	0	(814)	(814)
SAL	0	(1,065)	(1,065)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	894	$520	$(2,568)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	894	264	(25)

				$784	$(2,593)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	141	$14
3-Month Euribor June Futures	Long	06/2015	181	(103)
3-Month Euribor March Futures	Long	03/2015	188	(96)
3-Month Euribor September Futures	Long	09/2015	5	(3)
90-Day Eurodollar December Futures	Long	12/2014	23	1
90-Day Eurodollar December Futures	Long	12/2015	4,331	(6,709)
90-Day Eurodollar June Futures	Long	06/2015	5,142	(1,895)
90-Day Eurodollar March Futures	Long	03/2016	1,358	(2,547)
90-Day Eurodollar September Futures	Long	09/2014	83	8
90-Day Eurodollar September Futures	Long	09/2015	1,127	(989)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	37
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	(94)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	2,781	(8,954)

				$(21,330)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	130,400	$(2,014)	$(1,861)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		1,221,100	4,264	(3,757)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(5,512)	3,624
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		378,600	51,862	27,132

						$48,600	$25,138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $54,625 and cash of $40 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(2,593)
Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(17,516)	$(53)
MSC	(3,814)	(103)

Centrally Cleared Swaps
FOB	3,624	(183)
GSC	(3,497)	49
MSC	3,284	(310)
SAL	21,727	(1,586)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	92,831	$	119,910	MSC	$0	$(923)	$(923)
07/2013		33,222		43,727	RYL	483	0	483
07/2013		92,831		123,240	UAG	2,407	0	2,407
07/2013	JPY	228,500		2,333	BPS	29	0	29
07/2013		251,000		2,575	BRC	44	0	44
07/2013		149,000		1,526	MSC	24	0	24
07/2013		4,674,663		47,349	UAG	213	0	213
07/2013	MXN	387,014		31,594	JPM	1,769	0	1,769
07/2013	MYR	3,625		1,169	DUB	25	0	25
07/2013		2,165		700	HUS	17	0	17
07/2013		2,474		800	JPM	19	0	19
07/2013		6,956		2,245	UAG	50	0	50
07/2013	$	12,178	EUR	9,415	BOA	77	0	77
07/2013		31,811		24,147	BRC	51	(431)	(380)
07/2013		24,954		18,737	CBK	0	(565)	(565)
07/2013		5,096		3,879	DUB	0	(47)	(47)
07/2013		12,912		9,687	FBF	0	(303)	(303)
07/2013		23,706		17,771	GLM	0	(575)	(575)
07/2013		17,478		13,106	HUS	0	(419)	(419)
07/2013		18,473		14,007	JPM	0	(241)	(241)
07/2013		133,547		100,643	MSC	0	(2,545)	(2,545)
07/2013		9,923		7,492	RYL	0	(171)	(171)
07/2013		12,716	JPY	1,255,500	CBK	0	(56)	(56)
07/2013		30,875		2,940,500	DUB	0	(1,225)	(1,225)
07/2013		8,257		778,000	FBF	0	(412)	(412)
07/2013		13,900		1,323,100	JPM	0	(559)	(559)
07/2013		3,900	MYR	11,870	BRC	0	(155)	(155)
07/2013		1,100		3,351	FBF	0	(43)	(43)
08/2013	BRL	4,848	$	2,211	BOA	53	0	53
08/2013		7,593		3,469	HUS	90	0	90
08/2013		4,079		1,843	MSC	28	0	28
08/2013	EUR	339		444	DUB	3	0	3
08/2013	IDR	22,817,000		2,304	HUS	64	0	64
08/2013	MXN	14,142		1,139	DUB	51	0	51
08/2013		14,121		1,136	MSC	51	0	51
08/2013	$	55,734	BRL	113,239	UAG	0	(5,339)	(5,339)
08/2013		3,853	EUR	2,941	DUB	0	(24)	(24)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	$	16,256	EUR	12,462	FBF	$0	$(33)	$(33)
08/2013		25,048		19,144	HUS	0	(126)	(126)
08/2013		5,306		4,079	MSC	4	0	4
08/2013		43,733		33,222	RYL	0	(485)	(485)
08/2013		500	IDR	4,961,000	FBF	0	(13)	(13)
08/2013		1,800		17,856,000	JPM	0	(47)	(47)
09/2013	CAD	239,517	$	235,084	DUB	7,795	0	7,795
09/2013	EUR	200		251	BOA	0	(9)	(9)
09/2013		30,308		39,472	UAG	270	(262)	8
09/2013	GBP	25,265		39,252	BPS	843	0	843
09/2013	MXN	39,188		2,998	BPS	0	(6)	(6)
09/2013		43,408		3,361	BRC	34	0	34
09/2013		56,100		4,507	DUB	202	0	202
09/2013		39,567		3,096	HUS	63	0	63
09/2013		93,711		7,237	JPM	64	(9)	55
09/2013		153,535		11,902	MSC	142	(8)	134
09/2013		20,805		1,568	UAG	0	(27)	(27)
09/2013	$	4,778	CAD	4,876	JPM	0	(150)	(150)
09/2013		6,464	EUR	4,822	CBK	0	(186)	(186)
09/2013		21,200		15,820	FBF	0	(601)	(601)
09/2013		14,266	GBP	9,120	CBK	0	(402)	(402)
09/2013		3,918		2,500	HUS	0	(117)	(117)
09/2013		833	MXN	10,752	BOA	0	(9)	(9)
09/2013		1,592		20,706	BPS	0	(5)	(5)
09/2013		569		7,704	BRC	21	0	21
09/2013		2,064		26,749	JPM	14	(27)	(13)
09/2013		2,983		38,130	MSC	0	(60)	(60)
09/2013		32,432		404,907	UAG	11	(1,408)	(1,397)
11/2013	EUR	62,244	$	80,433	FBF	0	(633)	(633)
12/2013		121,400		153,231	BOA	0	(4,917)	(4,917)
04/2014		200		253	BPS	0	(8)	(8)
04/2014		1,400		1,774	CBK	0	(51)	(51)
06/2014		300		379	BPS	0	(12)	(12)
06/2014		2,000		2,536	FBF	0	(72)	(72)
07/2014		200		253	BPS	0	(8)	(8)
08/2014		300		380	BPS	0	(12)	(12)

						$15,011	$(23,736)	$(8,725)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	58,400	$109	$(68)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		58,400	130	(162)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	28	(17)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	31	(39)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	29	(17)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	29	(39)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	94,900	670	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	53,600	112	(2)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		21,200	41	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		7,000	12	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013	$	53,800	32	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		53,800	317	(1,781)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		262,000	690	(4,203)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		29,200	20	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		53,100	56	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		53,100	301	(1,510)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		29,200	79	(637)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		117,300	401	(1,882)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		225,900	622	(4,064)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		146,400	82	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		75,900	76	(15)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		158,200	190	(64)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		146,400	371	(3,194)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		286,600	1,410	(4,117)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013	$	158,200	$380	$(1,424)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		53,100	21	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		53,100	204	(1,510)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	30,500	155	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		15,100	77	(9)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	6,700	27	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,700	45	(102)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		23,200	104	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		23,200	168	(353)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		39,500	79	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		39,500	249	(601)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		96,100	462	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		96,100	373	(1,463)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		63,700	208	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		63,700	196	(970)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		55,400	278	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		55,400	391	(843)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		54,600	172	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		54,600	166	(831)

								$9,593	$(29,949)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-20 5-Year Index	BOA	Buy	0.650%	09/18/2013	$	29,100	$15	$(10)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.650%	09/18/2013		29,100	20	(11)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.700%	09/18/2013		15,300	13	(11)

							$48	$(32)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	93.000	07/05/2013	$	15,200	$157	$(2)
Put - OTC USD versus JPY	BPS		95.000	07/05/2013		82,400	676	(38)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		27,600	261	(13)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013		13,500	80	(114)

							$1,174	$(167)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	13,700	$116	$(21)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		32,900	293	(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		14,800	191	(24)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		4,900	37	(8)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		15,400	151	(28)

							$788	$(133)

Transactions	in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2012	0	$1,202,900	EUR 19,000	$7,623
Sales	1,788	4,160,100	301,000	13,102
Closing Buys	0	0	0	0
Expirations	0	(2,296,900)	(19,000)	(8,285)
Exercised	0	(43,600)	0	(53)

Balance at 06/30/2013	1,788	$3,022,500	EUR 301,000	$12,387

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.447%	$	5,300	$52	$(94)	$146
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		1,600	6	9	(3)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.447%		2,600	26	(46)	72
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.447%		2,600	26	(47)	73
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.295%		700	(4)	(6)	2
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%		1,000	(4)	(14)	10
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		2,300	(14)	(20)	6
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%		1,100	(11)	(7)	(4)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%		18,400	(231)	(27)	(204)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.526%		31,000	(541)	(781)	240
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(7)	(16)	9
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%		51,100	(641)	(156)	(485)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		6,600	(30)	(70)	40
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%		8,100	(102)	(20)	(82)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.252%		8,200	(38)	(209)	171
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%		5,500	(34)	(69)	35
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%		900	(4)	(12)	8
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		3,300	(21)	(33)	12
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%		25,400	(319)	(37)	(282)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.252%		10,900	(51)	(120)	69
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		3,300	(21)	(34)	13
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.473%		5,300	(78)	(31)	(47)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.252%		1,500	(6)	(14)	8
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		700	(5)	(7)	2
China Government International Bond	FBF	1.000%	03/20/2015	0.492%		5,000	46	24	22
China Government International Bond	RYL	1.000%	09/20/2016	0.742%		400	4	3	1
Dell, Inc.	GST	1.000%	06/20/2018	3.712%		6,200	(753)	(104)	(649)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.108%		800	(3)	(34)	31
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.318%		5,000	135	0	135
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.318%		11,100	255	0	255
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.228%		18,800	(119)	(349)	230
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.276%		700	(6)	(11)	5
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.021%		1,100	0	(26)	26
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.524%		5,300	(105)	(156)	51
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.524%		18,500	(365)	(553)	188
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.276%		5,300	(45)	(79)	34
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.276%		2,400	(20)	(38)	18
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.524%		3,200	(63)	(99)	36
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%		2,800	44	69	(25)
JPMorgan Chase & Co.	CBK	1.000%	09/20/2014	0.389%		11,000	87	111	(24)
JPMorgan Chase & Co.	FBF	1.000%	06/20/2014	0.341%		22,600	154	201	(47)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.044%		3,600	(6)	(147)	141
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%		10,800	98	(143)	241
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%		7,500	67	(492)	559
MetLife, Inc.	BOA	1.000%	12/20/2015	0.681%		18,100	148	(865)	1,013
MetLife, Inc.	CBK	1.000%	12/20/2015	0.681%		6,900	56	(251)	307
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%		400	2	(6)	8
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%		5,500	27	(124)	151
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%		3,600	17	(83)	100
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.789%		1,200	6	(18)	24
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		15,800	56	(116)	172
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		40,900	116	99	17
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%		400	(4)	(1)	(3)
Mexico Government International Bond	GST	1.000%	06/20/2017	1.078%		500	(2)	(5)	3
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.113%		2,400	(10)	(53)	43
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.881%		1,200	4	0	4
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.942%		7,100	15	(33)	48
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.789%		5,400	27	(63)	90
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.789%		600	3	(8)	11
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.665%		9,000	77	(263)	340
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.141%	EUR	16,900	68	(238)	306
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.129%		26,600	97	(398)	495
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%	$	7,900	106	34	72
Vodafone Group PLC	FBF	1.000%	03/20/2016	0.561%		3,900	49	56	(7)

							$(1,789)	$(6,020)	$4,231

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$42	$259	$(217)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		33,800	931	4,264	(3,333)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		18,400	507	2,222	(1,715)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		1,000	28	137	(109)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	11	50	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		37,700	1,038	4,099	(3,061)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	83	345	(262)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		11,000	302	1,286	(984)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,833	29	0	29
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		4,051	63	0	63
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017		6,800	(43)	(218)	175

						$2,991	$12,444	$(9,453)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	5,400	$(89)	$4	$(93)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		14,400	(267)	1	(268)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		2,300	(42)	0	(42)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		9,300	(159)	0	(159)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		9,000	(149)	32	(181)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		4,000	(67)	13	(80)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	36	15	21
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	559	176	383
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	38	7	31
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		18,300	(25)	(11)	(14)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		54,900	(73)	(35)	(38)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	150	(264)	414
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	5	(10)	15
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	8	(34)	42
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	17	(57)	74
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	BRC		149,000	(412)	(108)	(304)
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	GLM		124,600	(344)	(95)	(249)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		303,000	(712)	(483)	(229)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MYC		196,000	(462)	(317)	(145)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	5	7	(2)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		17,100	(93)	(26)	(67)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		13,000	(71)	(26)	(45)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		10,000	(55)	(23)	(32)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		161,500	(874)	(339)	(535)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		197,100	(1,066)	(354)	(712)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		83,000	(334)	(7)	(327)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		49,000	(197)	(5)	(192)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		7,400	(36)	(10)	(26)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		6,500	(32)	(19)	(13)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		14,800	(71)	(25)	(46)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		15,600	(75)	(39)	(36)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		18,700	(90)	(31)	(59)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		14,900	(50)	(26)	(24)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		21,200	(71)	(89)	18

							$(5,098)	$(2,178)	$(2,920)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $47,135 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$(11,131)	$11,754	$623
BPS	815	(710)	105
BRC	(1,438)	1,988	550
CBK	(1,726)	1,454	(272)
DUB	2,611	(2,460)	151
FBF	(1,906)	1,822	(84)
GLM	(6,786)	6,666	(120)
GST	(655)	633	(22)
HUS	(964)	1,397	433
JPM	(573)	479	(94)
MSC	(3,287)	3,413	126
MYC	(10,973)	8,388	(2,585)
RYL	(2,484)	2,462	(22)
SOG	106	(140)	(34)
UAG	(4,511)	3,914	(597)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$116	$116
Unrealized appreciation on foreign currency contracts	0	0	0	15,011	0	15,011
Unrealized appreciation on OTC swap agreements	0	6,360	0	0	998	7,358

	$0	$6,360	$0	$15,011	$1,114	$22,485

Liabilities:
Written options outstanding	$0	$32	$0	$167	$32,675	$32,874
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2,302	2,302
Unrealized depreciation on foreign currency contracts	0	0	0	23,736	0	23,736
Unrealized depreciation on OTC swap agreements	0	11,582	0	0	3,918	15,500

	$0	$11,614	$0	$23,903	$38,895	$74,412

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(6,646)	$(6,646)
Net realized gain on written options	0	0	0	243	8,042	8,285
Net realized gain on swaps	0	13,795	0	0	14,912	28,707
Net realized gain on foreign currency transactions	0	0	0	35,551	0	35,551

	$0	$13,795	$0	$35,794	$16,308	$65,897

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(22,653)	$(22,653)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	1,008	(28,210)	(27,202)
Net change in unrealized appreciation (depreciation) on swaps	0	(16,741)	0	0	22,354	5,613
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	12,029	0	12,029

	$0	$(16,741)	$0	$13,037	$(28,509)	$(32,213)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(21,330) and open centrally cleared swaps cumulative appreciation/(depreciation) of $25,138 as reported in the Notes to Schedule of Investments.

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$8,795	$3,614	$12,409
Corporate Bonds & Notes
Banking & Finance	0	1,228,350	24,288	1,252,638
Industrials	0	205,399	0	205,399
Utilities	0	79,618	0	79,618
Municipal Bonds & Notes
California	0	216,565	0	216,565
Colorado	0	4,035	0	4,035
Florida	0	5,215	0	5,215
Illinois	0	2,592	0	2,592
Iowa	0	716	0	716
Nebraska	0	7,239	0	7,239
Nevada	0	5,326	0	5,326
New Jersey	0	47,500	0	47,500
New York	0	57,117	0	57,117
Ohio	0	41,924	0	41,924
Texas	0	32,269	0	32,269
Washington	0	19,806	0	19,806
Wisconsin	0	3,569	0	3,569
U.S. Government Agencies	0	3,916,032	0	3,916,032
U.S. Treasury Obligations	0	3,492,472	0	3,492,472
Mortgage-Backed Securities	0	517,748	11,466	529,214
Asset-Backed Securities	0	188,302	11,119	199,421
Sovereign Issues	0	404,362	0	404,362
Convertible Preferred Securities
Banking & Finance	37,014	0	0	37,014
Preferred Securities
Banking & Finance	0	0	8,766	8,766

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Certificates of Deposit	$0	$273,095	$0	$273,095
Commercial Paper	0	47,972	0	47,972
Repurchase Agreements	0	1,200	0	1,200
Mexico Treasury Bills	0	36,663	0	36,663
U.S. Treasury Bills	0	39,428	0	39,428
Central Funds Used for Cash Management Purposes	1,607,891	0	0	1,607,891
	$1,644,905	$10,883,309	$59,253	$12,587,467

Short Sales, at value
U.S. Government Agencies	$0	$(5,211)	$0	$(5,211)

Financial Derivative Instruments - Assets
Credit Contracts	0	6,360	0	6,360
Foreign Exchange Contracts	0	15,011	0	15,011
Interest Rate Contracts	60	31,754	0	31,814
	$60	$53,125	$0	$53,185

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(11,582)	0	(11,582)
Foreign Exchange Contracts	0	(23,903)	0	(23,903)
Interest Rate Contracts	(21,390)	(42,110)	(133)	(63,633)
	$(21,390)	$(77,595)	$(133)	$(99,118)

Totals	$1,623,575	$10,853,628	$59,120	$12,536,323

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were assets and liabilities valued at $37,014 transferred from Level 2 to Level 1 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$4,507	$0	$(647)	$3	$(17)	$(232)	$0	$0	$3,614	$(246)
Corporate Bonds & Notes
Banking & Finance	24,793	0	(124)	(25)	(1)	(355)	0	0	24,288	(349)
Mortgage-Backed Securities	13,060	0	(42)	3	9	(312)	0	(1,252)	11,466	(428)
Asset-Backed Securities	29,649	0	(18,580)	0	0	50	0	0	11,119	13
Preferred Securities
Banking & Finance	9,097	0	0	0	0	(331)	0	0	8,766	(330)

	$81,106	$0	$(19,393)	$(19)	$(9)	$(1,180)	$0	$(1,252)	$59,253	$(1,340)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(166)	0	(2)	0	0	35	0	0	(133)	34

Totals	$80,940	$0	$(19,395)	$(19)	$(9)	$(1,145)	$0	$(1,252)	$59,120	$(1,306)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$3,614	Benchmark Pricing	Base Price	97.20
Corporate Bonds & Notes
Banking & Finance	7,659	Benchmark Pricing	Base Price	100.88
	16,629	Third Party Vendor	Broker Quote	102.79
Mortgage-Backed Securities	11,466	Benchmark Pricing	Base Price	111.50
Asset-Backed Securities	11,119	Benchmark Pricing	Base Price	100.00
Preferred Securities
Banking & Finance	8,766	Benchmark Pricing	Base Price	$7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(133)	Indicative Market Quotation	Broker Quote	0.16-.018

Total	$59,120

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Institutional Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

(“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made

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Notes to Financial Statements (Cont.)

conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities

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and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the

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Notes to Financial Statements (Cont.)

option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks   The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated

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Notes to Financial Statements (Cont.)

unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$307,450	$515,351

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$11	$0	$0	$0	$0	$11	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$140,220	$3,238,208	$(1,770,100)	$(126)	$(322)	$1,607,880	$1,408	$0

SEMIANNUAL REPORT	JUNE 30, 2013	39

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$18,045,263	$17,592,839	$827,945	$2,380,902

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,344	$38,510	23,935	$275,353
Administrative Class	59,539	686,072	182,735	2,088,313
Advisor Class	35,162	404,958	72,115	826,623
Issued as reinvestment of distributions
Institutional Class	474	5,444	1,534	17,696
Administrative Class	7,836	89,986	32,983	379,680
Advisor Class	1,696	19,465	6,105	70,363
Cost of shares redeemed
Institutional Class	(2,982)	(34,250)	(5,007)	(57,174)
Administrative Class	(77,390)	(885,875)	(163,368)	(1,876,021)
Advisor Class	(11,505)	(131,790)	(18,362)	(211,120)
Net increase resulting from Portfolio share transactions	16,174	$192,520	132,670	$1,513,713

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 28% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$12,654,528	$209,863	$(276,924)	$(67,061)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
EUR	Euro	JPY	Japanese Yen	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT69SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Total Return Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	31.1%
U.S. Treasury Obligations	27.8%
Short-Term Instruments	15.9%
Corporate Bonds & Notes	12.2%
Mortgage-Backed Securities	4.2%
Other	8.8%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	10 Years	Class Inception (04/10/2000)
PIMCO Total Return Portfolio Institutional Class	-2.83%	1.26%	7.03%	5.84%	6.70%
Barclays U.S. Aggregate Index±	-2.44%	-0.69%	5.19%	4.52%	5.80%	**

All Portfolio returns are net of fees and expenses.

* Cumulative return.

** Average annual total return since 03/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.50% for Institutional Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$971.70	$1,022.32
Expenses Paid During Period†	$2.44	$2.51
Net Annualized Expense Ratio	0.50%	0.50%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A focus on the intermediate portion of the U.S. yield curve and an underweight to longer dated maturities (primarily implemented via interest rate swaps) detracted from performance as intermediate yields rose more than long-term maturities during the reporting period.

»	Exposure to emerging market local rates in Mexico and Brazil, primarily implemented via interest rate swaps, detracted from performance as rates rose in these countries during the reporting period.

»

An underweight to investment grade credit was positive for performance as the investment grade sector underperformed U.S. Treasuries during the reporting period. A focus on bonds of financial companies was also positive for performance as select financials outperformed the overall investment grade corporate bond sector.

»	An allocation to high yield corporate bonds contributed to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Duration exposure (or sensitivity to changes in market interest rates) to short dated Italian debt contributed to performance as interest rates in Italy fell during the reporting period.

»

An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation levels narrowed on the intermediate portion of the yield curve during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Institutional Class
Net asset value beginning of year or period	$11.55	$11.02	$11.08	$10.82	$10.31	$10.49
Net investment income (a)	0.10	0.26	0.27	0.25	0.50	0.48
Net realized/unrealized gain (loss)	(0.42)	0.80	0.14	0.64	0.93	0.02
Total income (loss) from investment operations	(0.32)	1.06	0.41	0.89	1.43	0.50
Dividends from net investment income	(0.13)	(0.31)	(0.31)	(0.29)	(0.58)	(0.48)
Distributions from net realized capital gains	0.00	(0.22)	(0.16)	(0.34)	(0.34)	(0.20)
Total distributions	(0.13)	(0.53)	(0.47)	(0.63)	(0.92)	(0.68)
Net asset value end of year or period	$11.10	$11.55	$11.02	$11.08	$10.82	$10.31
Total return	(2.83)%	9.76%	3.76%	8.27%	14.21%	4.95%
Net assets end of year or period (000s)	$473,411	$482,907	$235,409	$259,876	$239,670	$156,745
Ratio of expenses to average net assets	0.50%*	0.50%	0.50%	0.50%	0.59%	0.73%
Ratio of expenses to average net assets excluding interest expense	0.50%*	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.80%*	2.25%	2.46%	2.24%	4.63%	4.52%
Portfolio turnover rate	156%**	495%**	424%**	484%**	381%	355%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$10,978,376
Investments in Affiliates, at value	1,607,891
Repurchase agreements, at value	1,200
Cash	10,430
Deposits with counterparty	40
Foreign currency, at value	10,350
Receivable for investments sold	907,050
OTC swap premiums paid	13,532
Variation margin receivable on financial derivative instruments	116
Unrealized appreciation on foreign currency contracts	15,011
Unrealized appreciation on OTC swap agreements	7,358
Receivable for Portfolio shares sold	4,267
Interest and dividends receivable	52,740
Dividends receivable from Affiliates	312
13,608,673

Liabilities:
Payable for investments purchased	$2,685,866
Payable for investments in Affiliates purchased	312
Payable for reverse repurchase agreements	2,436
Payable for short sales	5,211
Written options outstanding	32,874
OTC swap premiums received	9,286
Variation margin payable on financial derivative instruments	2,302
Unrealized depreciation on foreign currency contracts	23,736
Unrealized depreciation on OTC swap agreements	15,500
Deposits from counterparty	7,455
Payable for Portfolio shares redeemed	16,857
Accrued investment advisory fees	2,115
Accrued supervisory and administrative fees	2,115
Accrued distribution fees	396
Accrued servicing fees	976
2,807,437

Net Assets	$10,801,236

Net Assets Consist of:
Paid in capital	$10,517,839
Undistributed net investment income	182,132
Accumulated undistributed net realized gain	173,252
Net unrealized (depreciation)	(71,987)
$10,801,236

Net Assets:
Institutional Class	$473,411
Administrative Class	8,283,117
Advisor Class	2,044,708

Shares Issued and Outstanding:
Institutional Class	42,660
Administrative Class	746,409
Advisor Class	184,253

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.10
Administrative Class	11.10
Advisor Class	11.10

Cost of Investments	$11,016,646
Cost of Investments in Affiliates	$1,608,202
Cost of Repurchase Agreements	$1,200
Cost of Foreign Currency Held	$10,284
Proceeds Received on Short Sales	$5,263
Premiums Received on Written Options	$12,387

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$124,583
Dividends	1,324
Dividends from Affiliate investments	1,408
Total Income	127,315

Expenses:
Investment advisory fees	13,777
Supervisory and administrative fees	13,777
Servicing fees - Administrative Class	6,442
Distribution and/or servicing fees - Advisor Class	2,434
Trustees’ fees	66
Interest expense	30
Miscellaneous expense	1
Total Expenses	36,527

Net Investment Income	90,788

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	27,838
Net realized (loss) on Affiliate investments	(126)
Net realized (loss) on futures contracts	(6,646)
Net realized gain on written options	8,285
Net realized gain on swaps	28,707
Net realized gain on foreign currency transactions	37,553
Net change in unrealized (depreciation) on investments	(481,621)
Net change in unrealized (depreciation) on Affiliate investments	(322)
Net change in unrealized (depreciation) on futures contracts	(22,653)
Net change in unrealized (depreciation) on written options	(27,202)
Net change in unrealized appreciation on swaps	5,613
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,977
Net (Loss)	(418,597)

Net (Decrease) in Net Assets Resulting from Operations	$(327,809)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$90,788	$216,434
Net realized gain	95,737	420,906
Net realized gain (loss) on Affiliate investments	(126)	59
Net change in unrealized appreciation (depreciation)	(513,886)	282,168
Net change in unrealized (depreciation) on Affiliate investments	(322)	(27)
Net increase (decrease) resulting from operations	(327,809)	919,540

Distributions to Shareholders:
From net investment income
Institutional Class	(5,444)	(9,004)
Administrative Class	(89,986)	(216,458)
Advisor Class	(19,465)	(36,482)
From net realized capital gains
Institutional Class	0	(8,692)
Administrative Class	0	(163,223)
Advisor Class	0	(33,880)

Total Distributions	(114,895)	(467,739)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	192,520	1,513,713

Total Increase (Decrease) in Net Assets	(250,184)	1,965,514

Net Assets:
Beginning of period	11,051,420	9,085,906
End of period*	$10,801,236	$11,051,420

*Including undistributed net investment income of:	$182,132	$206,239

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Biomet, Inc.
3.193% - 3.195% due 03/25/2015		$251	$252
Gresham Capital BV
0.945% - 1.206% due 03/23/2026	GBP	2,451	3,614
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$8,520	8,543

Total Bank Loan Obligations (Cost $12,563)			12,409

CORPORATE BONDS & NOTES 14.2%

BANKING & FINANCE 11.6%
Ally Financial, Inc.
3.475% due 02/11/2014		6,100	6,147
3.672% due 06/20/2014		1,600	1,622
4.500% due 02/11/2014		500	506
4.625% due 06/26/2015		6,200	6,357
5.500% due 02/15/2017		12,200	12,795
6.750% due 12/01/2014		200	211
8.300% due 02/12/2015		11,100	11,988
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,150
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,484
American General Institutional Capital
7.570% due 12/01/2045		10,000	11,950
8.125% due 03/15/2046		3,200	3,880
American International Group, Inc.
0.385% due 07/19/2013	EUR	100	130
4.900% due 06/02/2014	CAD	6,000	5,842
5.050% due 10/01/2015		$12,500	13,561
5.450% due 05/18/2017		1,100	1,214
5.600% due 10/18/2016		6,100	6,802
5.850% due 01/16/2018		3,800	4,280
6.250% due 03/15/2087		2,100	2,155
8.000% due 05/22/2068	EUR	9,900	15,048
8.175% due 05/15/2068		$3,000	3,675
8.250% due 08/15/2018		18,450	22,922
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		12,600	12,646
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,400	1,412
Banco do Brasil S.A.
2.963% due 07/02/2014		7,600	7,659
5.875% due 01/19/2023		1,200	1,161
Banco Santander Brasil S.A.
2.373% due 03/18/2014		1,000	995
4.250% due 01/14/2016		1,800	1,827
4.500% due 04/06/2015		13,100	13,231
Bank of America Corp.
0.605% due 08/15/2016		2,800	2,703
1.696% due 01/30/2014		30,400	30,572
6.500% due 08/01/2016		32,700	36,888
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,345
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,200
Bank of Montreal
2.850% due 06/09/2015		7,200	7,500
Bank of Nova Scotia
1.950% due 01/30/2017		500	511
Bankia S.A.
0.383% due 04/23/2014 (f)	EUR	3,000	3,773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banque PSA Finance S.A.
2.182% due 04/04/2014	$12,100	$11,997
Barclays Bank PLC
10.179% due 06/12/2021	1,900	2,420
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,200	3,336
6.500% due 03/10/2021	6,400	6,752
7.250% due 04/22/2020	6,400	7,008
BBVA U.S. Senior S.A.U.
2.399% due 05/16/2014	39,700	39,923
Bear Stearns Cos. LLC
6.400% due 10/02/2017	27,900	32,201
7.250% due 02/01/2018	12,200	14,537
BNP Paribas S.A.
1.179% due 01/10/2014	21,100	21,161
BPCE S.A.
2.023% due 02/07/2014	3,800	3,831
2.375% due 10/04/2013	2,100	2,110
CIT Group, Inc.
5.250% due 04/01/2014	2,200	2,239
Citigroup, Inc.
0.544% due 06/09/2016	13,100	12,650
1.727% due 01/13/2014	27,700	27,861
2.275% due 08/13/2013	5,900	5,913
4.875% due 05/07/2015	6,100	6,437
5.500% due 10/15/2014	5,400	5,681
5.850% due 07/02/2013	1,400	1,400
Credit Agricole Home Loan SFH
1.026% due 07/21/2014	31,000	31,118
Credit Agricole S.A.
1.726% due 01/21/2014	15,300	15,395
8.375% due 10/13/2019	1,800	1,915
Credit Suisse
2.200% due 01/14/2014	4,800	4,842
Dexia Credit Local S.A.
0.756% due 04/29/2014	20,500	20,539
2.750% due 04/29/2014	15,100	15,365
Dragon LLC
1.972% due 03/12/2024	924	906
Export-Import Bank of India
2.426% due 03/30/2016	5,000	4,990
Export-Import Bank of Korea
4.000% due 01/29/2021	5,100	5,081
4.125% due 09/09/2015	12,000	12,668
5.125% due 06/29/2020	3,600	3,828
5.875% due 01/14/2015	29,900	31,847
8.125% due 01/21/2014	5,000	5,194
Fifth Third Bancorp
0.692% due 12/20/2016	3,000	2,947
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	22,400	22,758
7.000% due 04/15/2015	7,500	8,150
8.000% due 06/01/2014	300	317
8.000% due 12/15/2016	500	587
8.700% due 10/01/2014	3,600	3,925
General Electric Capital Corp.
6.375% due 11/15/2067	9,600	10,008
GSPA Monetization Trust
6.422% due 10/09/2029	16,178	16,629
HBOS PLC
0.974% due 09/06/2017	7,700	7,149
HSBC Bank PLC
2.000% due 01/19/2014	2,900	2,925
ING Bank NV
1.674% due 06/09/2014	7,200	7,260
2.000% due 10/18/2013	2,700	2,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
5.750% due 05/15/2016		$1,900	$1,962
6.750% due 09/01/2016		4,500	4,883
Intesa Sanpaolo SpA
2.674% due 02/24/2014		11,600	11,644
3.125% due 01/15/2016		5,900	5,804
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	900	1,172
4.750% due 03/01/2015		$18,900	20,112
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,538
Korea Development Bank
8.000% due 01/23/2014		3,000	3,117
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,165
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,490
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	153
7.869% due 08/25/2020		200	310
8.000% due 06/15/2020 (c)		$6,000	6,135
8.500% due 12/17/2021 (c)		1,100	1,126
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		32,400	43,560
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,286
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	1,300	1,691
6.875% due 04/25/2018		$17,500	20,155
Morgan Stanley
0.757% due 10/15/2015		700	687
6.000% due 04/28/2015		38,480	41,270
National Australia Bank Ltd.
0.998% due 04/11/2014		26,400	26,548
National Bank of Canada
2.200% due 10/19/2016		2,500	2,584
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,377
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,321
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015		20,100	20,159
Petrobras Global Finance BV
2.414% due 01/15/2019		2,400	2,358
3.000% due 01/15/2019		2,900	2,700
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,087
Rabobank Group
6.875% due 03/19/2020	EUR	18,500	26,007
RCI Banque S.A.
2.148% due 04/11/2014		$41,600	41,694
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		21,900	20,696
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	525
5.499% due 07/07/2015		13,100	13,914
SLM Corp.
0.576% due 01/27/2014		1,650	1,636
5.000% due 10/01/2013		3,200	3,220
5.000% due 04/15/2015		5,000	5,175
6.250% due 01/25/2016		1,900	2,021
8.450% due 06/15/2018		5,000	5,575
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	13,016
SSIF Nevada LP
0.977% due 04/14/2014		$68,400	68,733

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015		$6,000	$6,256
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		7,489	7,707
Stone Street Trust
5.902% due 12/15/2015		9,500	10,211
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	4,980
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		3,100	3,046
UBS AG
1.276% due 01/28/2014		1,395	1,403
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	301
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,400	2,502
Wells Fargo Capital
5.950% due 12/01/2086		25,100	24,974

			1,252,638

INDUSTRIALS 1.9%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,039
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,031
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		26,800	26,883
Baidu, Inc.
2.250% due 11/28/2017		10,200	9,945
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,646
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		6,700	6,715
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,045
CSN Resources S.A.
6.500% due 07/21/2020		20,600	20,162
Daimler Finance North America LLC
1.472% due 09/13/2013		9,298	9,316
DISH DBS Corp.
7.000% due 10/01/2013		1,400	1,417
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		500	528
General Mills, Inc.
0.624% due 05/16/2014		3,000	3,004
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,014
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,049
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,526
HCA, Inc.
7.875% due 02/15/2020		10,000	10,794
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,846
Noble Group Ltd.
4.875% due 08/05/2015		700	727
6.625% due 08/05/2020		2,900	2,907
6.750% due 01/29/2020		4,600	4,692
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	313
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	44,463
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rohm & Haas Co.
6.000% due 09/15/2017	$3,700	$4,222
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	7,000	7,022
Time Warner Cable, Inc.
6.200% due 07/01/2013	400	400
Vivendi S.A.
2.400% due 04/10/2015	6,500	6,622
WM Wrigley Jr. Co.
3.700% due 06/30/2014	11,243	11,542

		205,399

UTILITIES 0.7%
Entergy Corp.
3.625% due 09/15/2015	12,200	12,645
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,300	2,432
6.212% due 11/22/2016	1,100	1,193
8.146% due 04/11/2018	5,600	6,440
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	800	850
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,205
7.750% due 10/17/2016	3,405	3,784
7.750% due 01/20/2020	3,100	3,410
8.000% due 08/07/2019	5,100	5,763
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,000	2,105
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	13,965	14,174
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,785
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	908
6.750% due 09/30/2019	2,000	2,350
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,090
7.875% due 03/13/2018	4,800	5,484

		79,618

Total Corporate Bonds & Notes (Cost $1,454,235)		1,537,655

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 2.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,573
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,349
7.043% due 04/01/2050	8,600	10,963
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,447
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,400	9,600
7.550% due 04/01/2039	2,000	2,680
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,860
7.625% due 03/01/2040	18,600	25,002
7.700% due 11/01/2030	100	121
7.950% due 03/01/2036	29,300	34,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	$1,400	$1,080
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	16,280	16,300
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,179
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,434
7.618% due 08/01/2040	1,800	2,212
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,393
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	12,743
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	9,940
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,155
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,471
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	444
7.021% due 08/01/2040	700	783
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	14,835
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	33,686
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	532
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,200	1,368
6.548% due 05/15/2048	4,700	5,615

		216,565

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,035

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,215

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,592

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	716

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$6,500	$7,239

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,326

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	13,580
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	32,641
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,600	1,279

		47,500

NEW YORK 0.5%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.005% due 06/15/2031	5,130	6,041
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	2,800	3,086
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	30,107
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,403
6.282% due 06/15/2042	2,100	2,397
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	9,500	10,335
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,748

		57,117

OHIO 0.4%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	38,745
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,179

		41,924

TEXAS 0.3%
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.089% due 02/15/2031	3,390	4,325
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.992% due 02/01/2027	2,575	3,210
10.090% due 10/01/2031	6,240	7,692
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	17,042

		32,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	$20,000	$19,806

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,569

Total Municipal Bonds & Notes (Cost $401,743)		443,873

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
0.253% due 12/25/2036 - 07/25/2037	3,208	3,070
0.443% due 05/25/2037	741	742
0.503% due 04/25/2037	2,932	2,945
0.543% due 03/25/2044	2,063	2,004
0.603% due 09/25/2035	1,278	1,289
0.643% due 09/25/2035	6,767	6,828
0.875% due 08/28/2017 - 05/21/2018	38,900	37,930
0.893% due 10/25/2037	1,694	1,711
1.093% due 07/25/2039	1,061	1,074
1.125% due 04/27/2017	24,000	23,936
1.250% due 01/30/2017	5,200	5,235
1.374% due 06/01/2043 - 07/01/2044	2,149	2,185
1.574% due 09/01/2040	15	16
1.825% due 04/01/2035	3,477	3,638
2.295% due 01/01/2025	11	11
2.310% due 08/01/2022	4,700	4,499
2.364% due 11/01/2025	1	1
2.401% due 09/01/2039	27	29
2.475% due 04/01/2019	14,800	15,182
2.500% due 08/01/2022 - 07/01/2028	59,760	60,176
2.542% due 08/01/2035	1,214	1,289
2.571% due 05/25/2035	374	384
2.670% due 08/01/2022	789	773
2.870% due 09/01/2027	6,700	6,034
3.000% due 09/01/2020 - 08/01/2043	281,129	280,270
3.330% due 11/01/2021	1,363	1,455
3.500% due 11/01/2025 - 07/01/2043	59,177	61,573
3.822% due 10/01/2032	553	564
4.000% due 01/01/2026 - 08/01/2043	670,325	698,128
4.006% due 11/01/2035	107	111
4.452% due 12/01/2036	934	990
4.500% due 08/01/2018 - 08/01/2043	967,646	1,024,665
4.501% due 07/01/2019	29,571	33,056
4.580% due 09/01/2034	677	723
5.000% due 02/13/2017 - 08/01/2043	162,639	175,693
5.026% due 09/01/2035	327	350
5.152% due 08/01/2035	549	590
5.375% due 06/12/2017	8,100	9,383
5.500% due 09/01/2017 - 08/01/2043	326,383	354,515
6.000% due 09/01/2016 - 07/01/2043	105,296	114,700
6.500% due 11/01/2034	67	77
7.000% due 04/25/2023 - 06/01/2032	994	1,143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.343% due 07/15/2019	$1,573	$1,574
0.493% due 05/15/2036	2,341	2,346
0.643% due 11/15/2030	12	13
0.693% due 09/15/2030	10	11
0.875% due 03/07/2018	3,300	3,197
0.893% due 08/15/2037	20,389	20,592
0.913% due 05/15/2037	591	594
1.000% due 03/08/2017 - 09/29/2017	189,700	188,172
1.250% due 05/12/2017 - 10/02/2019	42,500	40,883
1.374% due 02/25/2045	343	348
1.750% due 05/30/2019	5,500	5,422
2.375% due 01/13/2022	5,900	5,741
2.482% due 07/01/2027	1	1
2.497% due 01/01/2028	1	1
2.533% due 07/01/2030	1	1
3.750% due 03/27/2019	2,000	2,201
4.000% due 04/01/2029 - 08/01/2043	142,098	147,837
4.500% due 03/01/2029 - 10/01/2041	139,346	146,989
5.000% due 02/16/2017	2,900	3,304
5.500% due 08/23/2017 - 10/01/2038	8,881	9,649
6.000% due 07/01/2016 - 07/01/2043	17,235	18,731
6.500% due 06/01/2016 - 10/01/2037	174	194
7.000% due 06/15/2023	505	568
7.500% due 07/15/2030 - 03/01/2032	105	125
8.500% due 08/01/2024	6	7
Ginnie Mae
0.793% due 02/16/2030	97	99
1.625% due 02/20/2027 - 02/20/2032	288	301
1.750% due 04/20/2026 - 05/20/2030	46	48
2.000% due 07/20/2030	4	4
3.000% due 09/15/2042 - 07/01/2043	203,001	201,033
3.500% due 12/15/2040 - 07/01/2043	171,001	175,652
4.000% due 07/01/2043	1,000	1,048
6.000% due 12/15/2038 - 11/15/2039	118	131
7.000% due 11/20/2029	44	46
Small Business Administration
5.130% due 09/01/2023	29	32
6.290% due 01/01/2021	37	41
7.500% due 04/01/2017	121	129

Total U.S. Government Agencies (Cost $3,945,025)		3,916,032

U.S. TREASURY OBLIGATIONS 32.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	6,757	6,936
0.125% due 01/15/2022	162,742	159,379
0.125% due 07/15/2022	87,165	85,191
0.625% due 07/15/2021	35,905	37,067
0.625% due 02/15/2043	7,485	6,291
0.750% due 02/15/2042	202,838	178,592
1.125% due 01/15/2021	49,218	52,636
1.250% due 07/15/2020	23,671	25,716
1.750% due 01/15/2028	69,374	77,705

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2019		$3,267	$3,684
2.000% due 01/15/2026		57,175	66,021
2.125% due 01/15/2019		37,583	42,510
2.375% due 01/15/2025		63,533	75,679
2.375% due 01/15/2027		34,132	41,062
2.500% due 01/15/2029		30,435	37,504
3.625% due 04/15/2028		11,646	16,160
3.875% due 04/15/2029		31,261	45,038
U.S. Treasury Notes
0.750% due 10/31/2017		19,900	19,520
0.750% due 12/31/2017 (j)		113,300	110,817
0.750% due 02/28/2018		160,900	156,909
0.750% due 03/31/2018		46,700	45,441
0.875% due 01/31/2018		53,600	52,628
0.875% due 07/31/2019		81,100	77,210
1.000% due 06/30/2019 (h)		179,200	172,200
1.000% due 08/31/2019 (h)		313,200	299,767
1.000% due 09/30/2019		155,200	148,349
1.000% due 11/30/2019 (h)		490,100	466,744
1.125% due 05/31/2019 (h)(j)		51,300	49,769
1.125% due 12/31/2019		46,500	44,533
1.125% due 03/31/2020		4,800	4,571
1.125% due 04/30/2020		26,800	25,472
1.250% due 02/29/2020 (h)		56,900	54,748
1.375% due 01/31/2020		3,300	3,207
1.375% due 05/31/2020		20,700	19,965
1.500% due 08/31/2018 (h)(j)		109,200	109,490
1.625% due 08/15/2022 (h)		183,500	172,074
1.625% due 11/15/2022		188,700	176,051
1.750% due 05/15/2023		42,600	39,874
2.000% due 02/15/2022		24,100	23,560
2.000% due 02/15/2023		201,100	193,410
2.125% due 08/15/2021		14,400	14,334
2.625% due 04/30/2018		8,200	8,695
2.625% due 08/15/2020		21,000	21,937
2.875% due 03/31/2018		10,300	11,043
3.500% due 02/15/2018		11,800	12,983

Total U.S. Treasury Obligations (Cost $3,646,955)			3,492,472

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
2.416% due 02/25/2045		1,362	1,359
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	3,169	4,134
1.603% due 05/16/2047		10,128	13,390
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,911
5.919% due 05/10/2045		6,400	7,084
Banc of America Funding Corp.
2.639% due 05/25/2035		1,770	1,781
6.000% due 03/25/2037 ^		11,620	10,253
Banc of America Large Loan Trust
2.493% due 11/15/2015		1,877	1,883
Banc of America Mortgage Trust
2.875% due 05/25/2033		2,107	2,075
6.500% due 10/25/2031		161	171
BCAP LLC Trust
5.340% due 03/26/2037		1,357	1,252
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		231	222
2.573% due 04/25/2033		305	310
2.595% due 11/25/2034		4,742	4,662
2.677% due 02/25/2033		23	23
2.734% due 11/25/2030		2	2
2.887% due 04/25/2034		1,283	1,252
2.917% due 07/25/2034		1,562	1,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.959% due 02/25/2033		$54	$48
2.976% due 01/25/2035		957	906
3.071% due 01/25/2034		707	705
3.458% due 11/25/2034		1,113	1,127
5.317% due 01/25/2035		572	580
Bear Stearns Alt-A Trust
2.709% due 05/25/2035		3,604	3,322
2.864% due 09/25/2035		2,121	1,747
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,000	1,099
5.700% due 06/11/2050		7,800	8,910
5.703% due 06/11/2050		7,305	7,583
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		4,348	3,300
2.653% due 12/26/2046		2,428	1,703
Chase Mortgage Finance Trust
5.116% due 01/25/2036 ^		6,740	6,277
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		696	671
2.641% due 05/25/2035		2,481	2,433
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,768
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		4,524	3,682
0.373% due 05/25/2047		3,193	2,432
0.383% due 09/25/2046		44,286	30,960
0.393% due 05/25/2036		11,688	8,430
6.000% due 02/25/2037 ^		16,536	12,429
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		5,042	4,736
2.783% due 02/20/2036		893	769
2.915% due 11/25/2034		3,032	2,805
6.000% due 03/25/2037 ^		5,811	5,271
Credit Suisse First Boston Mortgage Securities Corp.
4.848% due 06/25/2032		20	20
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		530	572
Deutsche ALT-A Securities, Inc.
0.693% due 02/25/2035		863	788
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	5,384	8,103
First Horizon Alternative Mortgage Securities
2.314% due 08/25/2035		$6,911	6,011
2.339% due 09/25/2035		111	92
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035		7,027	5,951
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.392% due 12/20/2054		3,460	3,357
0.813% due 12/20/2054	GBP	3,490	5,171
Granite Mortgages PLC
0.490% due 09/20/2044	EUR	350	449
0.588% due 01/20/2044		347	445
0.884% due 01/20/2044	GBP	527	787
0.889% due 09/20/2044		2,786	4,171
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		$1,811	1,783
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	418
5.317% due 06/10/2036		831	847
5.444% due 03/10/2039		3,400	3,772
GS Mortgage Securities Trust
1.103% due 03/06/2020		1,956	1,961
5.396% due 08/10/2038		905	931
GSR Mortgage Loan Trust
2.664% due 09/25/2035		8,355	8,251
5.083% due 11/25/2035		2,494	2,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.382% due 01/19/2038		$7,333	$5,933
0.412% due 05/19/2035		684	562
0.442% due 01/19/2036		14,357	9,333
0.522% due 01/19/2035		6,791	4,668
0.942% due 10/19/2035		4,966	3,915
2.765% due 07/19/2035		2,862	2,445
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	5,169	6,776
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		$3	2
IndyMac Mortgage Loan Trust
0.403% due 04/25/2046		7,733	5,986
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		10,300	11,466
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		12,600	13,353
4.158% due 01/12/2039		4,862	4,930
5.336% due 05/15/2047		6,800	7,517
5.420% due 01/15/2049		20,956	23,295
5.882% due 02/15/2051		1,770	2,005
JPMorgan Mortgage Trust
2.373% due 06/25/2035		1,030	1,003
2.868% due 08/25/2034		10,633	10,410
2.968% due 10/25/2036		10,874	8,630
4.479% due 02/25/2035		759	762
5.750% due 01/25/2036		1,362	1,242
MASTR Adjustable Rate Mortgages Trust
0.910% due 01/25/2047 ^		7,111	4,292
Merrill Lynch Floating Trust
0.731% due 07/09/2021		9,494	9,468
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		2,778	2,413
0.443% due 11/25/2035		436	404
1.193% due 10/25/2035		1,073	1,062
2.250% due 04/25/2035		11,650	11,162
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,109
Morgan Stanley Capital Trust
5.610% due 04/15/2049		3,944	4,014
6.090% due 06/11/2049		3,100	3,501
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		2,200	2,473
Prime Mortgage Trust
0.593% due 02/25/2019		8	8
0.593% due 02/25/2034		271	263
0.693% due 02/25/2035		10,006	9,093
Residential Accredit Loans, Inc. Trust
0.293% due 05/25/2037		17,596	12,265
3.723% due 12/25/2035		1,001	772
Residential Asset Securitization Trust
0.643% due 10/25/2035		4,077	3,077
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,041
6.000% due 06/25/2037 ^		8,679	7,822
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	476	589
Structured Adjustable Rate Mortgage Loan Trust
0.393% due 04/25/2047		$5,067	3,394
5.081% due 05/25/2036		2,771	2,749
5.271% due 07/25/2035 ^		690	600
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		4,407	4,312
0.852% due 09/19/2032		69	66
Structured Asset Securities Corp.
2.243% due 07/25/2032		7	7
2.584% due 02/25/2032		9	9

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Suntrust Adjustable Rate Mortgage Loan Trust
5.811% due 02/25/2037 ^	$7,014	$5,787
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	34,102	31,531
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	4,002	3,970
5.509% due 04/15/2047	3,200	3,530
Wachovia Mortgage Loan Trust LLC
2.985% due 05/20/2036 ^	10,339	8,584
WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045	747	679
0.513% due 01/25/2045	7,087	6,341
1.368% due 11/25/2042	345	317
1.568% due 08/25/2042	854	788
4.534% due 12/25/2036 ^	969	823
4.954% due 07/25/2037 ^	7,391	6,669
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	2,451	2,426
2.624% due 12/25/2034	1,850	1,832
2.641% due 03/25/2036	3,566	3,487

Total Mortgage-Backed Securities (Cost $502,153)		529,214

ASSET-BACKED SECURITIES 1.9%
Accredited Mortgage Loan Trust
0.323% due 02/25/2037	6,754	6,083
Amortizing Residential Collateral Trust
0.733% due 06/25/2032	153	143
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036	71	69
0.283% due 06/25/2047	254	252
0.343% due 11/25/2036	21,493	14,621
0.353% due 08/25/2036	2,862	1,952
Concord Real Estate CDO Ltd.
0.473% due 12/25/2046	7,454	7,082
Countrywide Asset-Backed Certificates
0.323% due 11/25/2037	24,460	23,813
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036	193	91
EMC Mortgage Loan Trust
0.933% due 05/25/2040	227	213
First Franklin Mortgage Loan Trust
0.683% due 09/25/2035	2,800	2,330
Fremont Home Loan Trust
0.253% due 01/25/2037	109	57
Hillmark Funding
0.524% due 05/21/2021	24,100	23,632
HSBC Home Equity Loan Trust
0.482% due 01/20/2034	3,551	3,490
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047	1,164	1,088
Lafayette CLO Ltd.
1.674% due 09/06/2022	11,128	11,119
Lehman XS Trust
0.373% due 06/25/2036	7,725	5,512
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	156	148
3.193% due 11/25/2032	50	40
MASTR Asset-Backed Securities Trust
0.433% due 03/25/2036	7,515	3,652
0.483% due 12/25/2035	10,000	8,450
Morgan Stanley ABS Capital, Inc.
0.443% due 08/25/2036	20,000	9,022
NovaStar Mortgage Funding Trust
0.433% due 11/25/2036	4,555	1,896

		PRINCIPAL AMOUNT (000S)	MARKET VAL UE (000S)
Penta CLO S.A.
0.518% due 06/04/2024	EUR	2,324	$2,880
Residential Asset Securities Corp. Trust
0.353% due 06/25/2036		$10,964	10,095
0.393% due 02/25/2036		2,689	2,619
0.773% due 05/25/2035		1,397	1,272
Securitized Asset-Backed Receivables LLC
0.323% due 05/25/2037 ^		1,950	1,029
Sherwood Castle Funding PLC
0.419% due 03/15/2016	EUR	12,000	15,599
SLM Student Loan Trust
0.469% due 12/15/2023		15,923	20,343
2.843% due 12/16/2019		$1,900	1,939
3.500% due 08/17/2043		3,836	3,625
Structured Asset Securities Corp.
0.363% due 12/25/2036		9,900	6,734
0.773% due 01/25/2033		39	36
Washington Mutual Asset-Backed Certificates Trust
0.433% due 05/25/2036		15,000	6,972
Wells Fargo Home Equity Trust
0.783% due 11/25/2035		1,800	1,523

Total Asset-Backed Securities (Cost $197,193)			199,421

SOVEREIGN ISSUES 3.7%
Autonomous Community of Madrid
5.750% due 02/01/2018	EUR	3,200	4,397
Autonomous Community of Valencia
4.375% due 07/16/2015		700	910
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,300	3,106
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	21,000	6,554
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		6,765	2,968
10.000% due 01/01/2021		118	51
10.000% due 01/01/2023		76	32
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	10,800	14,964
6.505% due 03/01/2019		10,700	14,908
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,220
Mexico Government International Bond
6.000% due 06/18/2015	MXN	128,000	10,201
6.250% due 06/16/2016		276,000	22,387
10.000% due 12/05/2024		357,400	37,259
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,752
Province of British Columbia
4.300% due 06/18/2042	CAD	700	719
Province of Ontario
1.600% due 09/21/2016		$300	305
1.650% due 09/27/2019		3,500	3,346
2.450% due 06/29/2022		38,000	35,844
2.850% due 06/02/2023	CAD	4,900	4,471
3.000% due 07/16/2018		$3,700	3,887
3.150% due 06/02/2022	CAD	41,500	39,316
4.000% due 10/07/2019		$1,000	1,089
4.000% due 06/02/2021	CAD	39,300	39,926
4.200% due 03/08/2018		2,100	2,166
4.200% due 06/02/2020		16,500	17,035
4.300% due 03/08/2017		6,800	7,004
4.400% due 06/02/2019		8,000	8,352
4.400% due 04/14/2020		$600	666
4.600% due 06/02/2039	CAD	3,900	4,106
4.700% due 06/02/2037		6,300	6,704
5.500% due 06/02/2018		2,300	2,502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.750% due 08/25/2021		$20,500	$20,160
3.000% due 09/01/2023	CAD	900	825
3.500% due 07/29/2020		$3,000	3,160
3.500% due 12/01/2022	CAD	25,200	24,335
4.250% due 12/01/2021		40,400	41,562
4.500% due 12/01/2016		300	310
4.500% due 12/01/2017		4,200	4,378
4.500% due 12/01/2018		5,400	5,658
4.500% due 12/01/2019		1,600	1,680
4.500% due 12/01/2020		3,000	3,147

Total Sovereign Issues (Cost $410,389)			404,362

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		31,000	37,014

Total Convertible Preferred Securities (Cost $34,437)			37,014

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
DG Funding Trust
2.534% due 07/29/2013 (c)		1,239	8,766

Total Preferred Securities (Cost $13,055)			8,766

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.6%

CERTIFICATES OF DEPOSIT 2.5%
Banco do Brasil S.A.
0.000% due 01/24/2014		$6,100	6,069
Dexia Credit Local S.A.
1.650% due 09/12/2013		149,500	149,800
1.700% due 09/06/2013		72,100	72,240
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		27,500	27,364
0.000% due 11/01/2013		17,700	17,622

			273,095

COMMERCIAL PAPER 0.5%
Ford Motor Credit Co. LLC
1.021% due 11/08/2013		18,300	18,236
Santander S.A.
3.100% due 10/01/2013		29,800	29,736

			47,972

REPURCHASE AGREEMENTS (e) 0.0%
			1,200

MEXICO TREASURY BILLS 0.3%
3.915% due 07/18/2013 - 09/05/2013 (a)	MXN	476,300	36,663

U.S. TREASURY BILLS 0.4%
0.030% due 08/08/2013 - 05/01/2014 (a)(f)(j)		$39,429	39,428

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 14.9%
PIMCO Short-Term Floating NAV Portfolio	1,144	$11
PIMCO Short-Term Floating NAV Portfolio III	160,932,814	1,607,880

		1,607,891

Total Short-Term Instruments (Cost $2,008,300)		2,006,249

Total Investments 116.5% (Cost $12,626,048)		$12,587,467

Written Options (g)(i) (0.3%) (Premiums $12,387)		(32,874)

Other Assets and Liabilities (Net) (16.2%)		(1,753,357)

Net Assets 100.0%		$10,801,236

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$1,200	U.S. Treasury Bonds 2.750% due 08/15/2042	$(1,251)	$1,200	$1,200

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BRC	(5.000%)	04/23/2013	04/09/2015	EUR 1,890	$(2,436)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $67,201 at a weighted average interest rate of (0.427%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2028	$5,000	$5,263	$(5,211)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $19,990 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (3)
Global/Master Repurchase Agreement
BOA	$1,200	$(1,251)	$(51)
BRC	(2,436)	2,515	79

Master Securities Forward Transactions Agreement
BCY	0	2,532	2,532
DEU	0	830	830
FOB	0	6,042	6,042
GRE	0	4,797	4,797
GSC	0	1,709	1,709
JPS	(5,211)	0	(5,211)
MSC	0	(814)	(814)
SAL	0	(1,065)	(1,065)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	894	$520	$(2,568)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	894	264	(25)

				$784	$(2,593)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	141	$14
3-Month Euribor June Futures	Long	06/2015	181	(103)
3-Month Euribor March Futures	Long	03/2015	188	(96)
3-Month Euribor September Futures	Long	09/2015	5	(3)
90-Day Eurodollar December Futures	Long	12/2014	23	1
90-Day Eurodollar December Futures	Long	12/2015	4,331	(6,709)
90-Day Eurodollar June Futures	Long	06/2015	5,142	(1,895)
90-Day Eurodollar March Futures	Long	03/2016	1,358	(2,547)
90-Day Eurodollar September Futures	Long	09/2014	83	8
90-Day Eurodollar September Futures	Long	09/2015	1,127	(989)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	37
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	(94)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	2,781	(8,954)

				$(21,330)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	130,400	$(2,014)	$(1,861)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		1,221,100	4,264	(3,757)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(5,512)	3,624
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		378,600	51,862	27,132

						$48,600	$25,138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $54,625 and cash of $40 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(2,593)
Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(17,516)	$(53)
MSC	(3,814)	(103)

Centrally Cleared Swaps
FOB	3,624	(183)
GSC	(3,497)	49
MSC	3,284	(310)
SAL	21,727	(1,586)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	92,831	$	119,910	MSC	$0	$(923)	$(923)
07/2013		33,222		43,727	RYL	483	0	483
07/2013		92,831		123,240	UAG	2,407	0	2,407
07/2013	JPY	228,500		2,333	BPS	29	0	29
07/2013		251,000		2,575	BRC	44	0	44
07/2013		149,000		1,526	MSC	24	0	24
07/2013		4,674,663		47,349	UAG	213	0	213
07/2013	MXN	387,014		31,594	JPM	1,769	0	1,769
07/2013	MYR	3,625		1,169	DUB	25	0	25
07/2013		2,165		700	HUS	17	0	17
07/2013		2,474		800	JPM	19	0	19
07/2013		6,956		2,245	UAG	50	0	50
07/2013	$	12,178	EUR	9,415	BOA	77	0	77
07/2013		31,811		24,147	BRC	51	(431)	(380)
07/2013		24,954		18,737	CBK	0	(565)	(565)
07/2013		5,096		3,879	DUB	0	(47)	(47)
07/2013		12,912		9,687	FBF	0	(303)	(303)
07/2013		23,706		17,771	GLM	0	(575)	(575)
07/2013		17,478		13,106	HUS	0	(419)	(419)
07/2013		18,473		14,007	JPM	0	(241)	(241)
07/2013		133,547		100,643	MSC	0	(2,545)	(2,545)
07/2013		9,923		7,492	RYL	0	(171)	(171)
07/2013		12,716	JPY	1,255,500	CBK	0	(56)	(56)
07/2013		30,875		2,940,500	DUB	0	(1,225)	(1,225)
07/2013		8,257		778,000	FBF	0	(412)	(412)
07/2013		13,900		1,323,100	JPM	0	(559)	(559)
07/2013		3,900	MYR	11,870	BRC	0	(155)	(155)
07/2013		1,100		3,351	FBF	0	(43)	(43)
08/2013	BRL	4,848	$	2,211	BOA	53	0	53
08/2013		7,593		3,469	HUS	90	0	90
08/2013		4,079		1,843	MSC	28	0	28
08/2013	EUR	339		444	DUB	3	0	3
08/2013	IDR	22,817,000		2,304	HUS	64	0	64
08/2013	MXN	14,142		1,139	DUB	51	0	51
08/2013		14,121		1,136	MSC	51	0	51
08/2013	$	55,734	BRL	113,239	UAG	0	(5,339)	(5,339)
08/2013		3,853	EUR	2,941	DUB	0	(24)	(24)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	$	16,256	EUR	12,462	FBF	$0	$(33)	$(33)
08/2013		25,048		19,144	HUS	0	(126)	(126)
08/2013		5,306		4,079	MSC	4	0	4
08/2013		43,733		33,222	RYL	0	(485)	(485)
08/2013		500	IDR	4,961,000	FBF	0	(13)	(13)
08/2013		1,800		17,856,000	JPM	0	(47)	(47)
09/2013	CAD	239,517	$	235,084	DUB	7,795	0	7,795
09/2013	EUR	200		251	BOA	0	(9)	(9)
09/2013		30,308		39,472	UAG	270	(262)	8
09/2013	GBP	25,265		39,252	BPS	843	0	843
09/2013	MXN	39,188		2,998	BPS	0	(6)	(6)
09/2013		43,408		3,361	BRC	34	0	34
09/2013		56,100		4,507	DUB	202	0	202
09/2013		39,567		3,096	HUS	63	0	63
09/2013		93,711		7,237	JPM	64	(9)	55
09/2013		153,535		11,902	MSC	142	(8)	134
09/2013		20,805		1,568	UAG	0	(27)	(27)
09/2013	$	4,778	CAD	4,876	JPM	0	(150)	(150)
09/2013		6,464	EUR	4,822	CBK	0	(186)	(186)
09/2013		21,200		15,820	FBF	0	(601)	(601)
09/2013		14,266	GBP	9,120	CBK	0	(402)	(402)
09/2013		3,918		2,500	HUS	0	(117)	(117)
09/2013		833	MXN	10,752	BOA	0	(9)	(9)
09/2013		1,592		20,706	BPS	0	(5)	(5)
09/2013		569		7,704	BRC	21	0	21
09/2013		2,064		26,749	JPM	14	(27)	(13)
09/2013		2,983		38,130	MSC	0	(60)	(60)
09/2013		32,432		404,907	UAG	11	(1,408)	(1,397)
11/2013	EUR	62,244	$	80,433	FBF	0	(633)	(633)
12/2013		121,400		153,231	BOA	0	(4,917)	(4,917)
04/2014		200		253	BPS	0	(8)	(8)
04/2014		1,400		1,774	CBK	0	(51)	(51)
06/2014		300		379	BPS	0	(12)	(12)
06/2014		2,000		2,536	FBF	0	(72)	(72)
07/2014		200		253	BPS	0	(8)	(8)
08/2014		300		380	BPS	0	(12)	(12)

						$15,011	$(23,736)	$(8,725)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	58,400	$109	$(68)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		58,400	130	(162)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	28	(17)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	31	(39)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	29	(17)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	29	(39)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	94,900	670	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	53,600	112	(2)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		21,200	41	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		7,000	12	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013	$	53,800	32	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		53,800	317	(1,781)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		262,000	690	(4,203)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		29,200	20	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		53,100	56	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		53,100	301	(1,510)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		29,200	79	(637)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		117,300	401	(1,882)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		225,900	622	(4,064)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		146,400	82	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		75,900	76	(15)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		158,200	190	(64)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		146,400	371	(3,194)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		286,600	1,410	(4,117)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013	$	158,200	$380	$(1,424)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		53,100	21	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		53,100	204	(1,510)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	30,500	155	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		15,100	77	(9)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	6,700	27	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,700	45	(102)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		23,200	104	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		23,200	168	(353)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		39,500	79	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		39,500	249	(601)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		96,100	462	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		96,100	373	(1,463)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		63,700	208	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		63,700	196	(970)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		55,400	278	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		55,400	391	(843)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		54,600	172	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		54,600	166	(831)

								$9,593	$(29,949)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-20 5-Year Index	BOA	Buy	0.650%	09/18/2013	$	29,100	$15	$(10)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.650%	09/18/2013		29,100	20	(11)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.700%	09/18/2013		15,300	13	(11)

							$48	$(32)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	93.000	07/05/2013	$	15,200	$157	$(2)
Put - OTC USD versus JPY	BPS		95.000	07/05/2013		82,400	676	(38)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		27,600	261	(13)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013		13,500	80	(114)

							$1,174	$(167)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	13,700	$116	$(21)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		32,900	293	(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		14,800	191	(24)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		4,900	37	(8)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		15,400	151	(28)

							$788	$(133)

Transactions	in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2012	0	$1,202,900	EUR 19,000	$7,623
Sales	1,788	4,160,100	301,000	13,102
Closing Buys	0	0	0	0
Expirations	0	(2,296,900)	(19,000)	(8,285)
Exercised	0	(43,600)	0	(53)

Balance at 06/30/2013	1,788	$3,022,500	EUR 301,000	$12,387

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.447%	$	5,300	$52	$(94)	$146
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		1,600	6	9	(3)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.447%		2,600	26	(46)	72
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.447%		2,600	26	(47)	73
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.295%		700	(4)	(6)	2
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%		1,000	(4)	(14)	10
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		2,300	(14)	(20)	6
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%		1,100	(11)	(7)	(4)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%		18,400	(231)	(27)	(204)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.526%		31,000	(541)	(781)	240
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(7)	(16)	9
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%		51,100	(641)	(156)	(485)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		6,600	(30)	(70)	40
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%		8,100	(102)	(20)	(82)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.252%		8,200	(38)	(209)	171
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%		5,500	(34)	(69)	35
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%		900	(4)	(12)	8
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		3,300	(21)	(33)	12
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%		25,400	(319)	(37)	(282)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.252%		10,900	(51)	(120)	69
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		3,300	(21)	(34)	13
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.473%		5,300	(78)	(31)	(47)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.252%		1,500	(6)	(14)	8
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		700	(5)	(7)	2
China Government International Bond	FBF	1.000%	03/20/2015	0.492%		5,000	46	24	22
China Government International Bond	RYL	1.000%	09/20/2016	0.742%		400	4	3	1
Dell, Inc.	GST	1.000%	06/20/2018	3.712%		6,200	(753)	(104)	(649)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.108%		800	(3)	(34)	31
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.318%		5,000	135	0	135
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.318%		11,100	255	0	255
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.228%		18,800	(119)	(349)	230
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.276%		700	(6)	(11)	5
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.021%		1,100	0	(26)	26
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.524%		5,300	(105)	(156)	51
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.524%		18,500	(365)	(553)	188
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.276%		5,300	(45)	(79)	34
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.276%		2,400	(20)	(38)	18
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.524%		3,200	(63)	(99)	36
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%		2,800	44	69	(25)
JPMorgan Chase & Co.	CBK	1.000%	09/20/2014	0.389%		11,000	87	111	(24)
JPMorgan Chase & Co.	FBF	1.000%	06/20/2014	0.341%		22,600	154	201	(47)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.044%		3,600	(6)	(147)	141
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%		10,800	98	(143)	241
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%		7,500	67	(492)	559
MetLife, Inc.	BOA	1.000%	12/20/2015	0.681%		18,100	148	(865)	1,013
MetLife, Inc.	CBK	1.000%	12/20/2015	0.681%		6,900	56	(251)	307
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%		400	2	(6)	8
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%		5,500	27	(124)	151
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%		3,600	17	(83)	100
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.789%		1,200	6	(18)	24
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		15,800	56	(116)	172
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		40,900	116	99	17
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%		400	(4)	(1)	(3)
Mexico Government International Bond	GST	1.000%	06/20/2017	1.078%		500	(2)	(5)	3
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.113%		2,400	(10)	(53)	43
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.881%		1,200	4	0	4
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.942%		7,100	15	(33)	48
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.789%		5,400	27	(63)	90
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.789%		600	3	(8)	11
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.665%		9,000	77	(263)	340
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.141%	EUR	16,900	68	(238)	306
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.129%		26,600	97	(398)	495
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%	$	7,900	106	34	72
Vodafone Group PLC	FBF	1.000%	03/20/2016	0.561%		3,900	49	56	(7)

							$(1,789)	$(6,020)	$4,231

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$42	$259	$(217)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		33,800	931	4,264	(3,333)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		18,400	507	2,222	(1,715)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		1,000	28	137	(109)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	11	50	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		37,700	1,038	4,099	(3,061)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	83	345	(262)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		11,000	302	1,286	(984)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,833	29	0	29
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		4,051	63	0	63
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017		6,800	(43)	(218)	175

						$2,991	$12,444	$(9,453)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	5,400	$(89)	$4	$(93)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		14,400	(267)	1	(268)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		2,300	(42)	0	(42)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		9,300	(159)	0	(159)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		9,000	(149)	32	(181)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		4,000	(67)	13	(80)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	36	15	21
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	559	176	383
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	38	7	31
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		18,300	(25)	(11)	(14)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		54,900	(73)	(35)	(38)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	150	(264)	414
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	5	(10)	15
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	8	(34)	42
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	17	(57)	74
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	BRC		149,000	(412)	(108)	(304)
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	GLM		124,600	(344)	(95)	(249)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		303,000	(712)	(483)	(229)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MYC		196,000	(462)	(317)	(145)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	5	7	(2)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		17,100	(93)	(26)	(67)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		13,000	(71)	(26)	(45)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		10,000	(55)	(23)	(32)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		161,500	(874)	(339)	(535)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		197,100	(1,066)	(354)	(712)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		83,000	(334)	(7)	(327)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		49,000	(197)	(5)	(192)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		7,400	(36)	(10)	(26)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		6,500	(32)	(19)	(13)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		14,800	(71)	(25)	(46)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		15,600	(75)	(39)	(36)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		18,700	(90)	(31)	(59)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		14,900	(50)	(26)	(24)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		21,200	(71)	(89)	18

							$(5,098)	$(2,178)	$(2,920)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $47,135 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$(11,131)	$11,754	$623
BPS	815	(710)	105
BRC	(1,438)	1,988	550
CBK	(1,726)	1,454	(272)
DUB	2,611	(2,460)	151
FBF	(1,906)	1,822	(84)
GLM	(6,786)	6,666	(120)
GST	(655)	633	(22)
HUS	(964)	1,397	433
JPM	(573)	479	(94)
MSC	(3,287)	3,413	126
MYC	(10,973)	8,388	(2,585)
RYL	(2,484)	2,462	(22)
SOG	106	(140)	(34)
UAG	(4,511)	3,914	(597)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$116	$116
Unrealized appreciation on foreign currency contracts	0	0	0	15,011	0	15,011
Unrealized appreciation on OTC swap agreements	0	6,360	0	0	998	7,358

	$0	$6,360	$0	$15,011	$1,114	$22,485

Liabilities:
Written options outstanding	$0	$32	$0	$167	$32,675	$32,874
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2,302	2,302
Unrealized depreciation on foreign currency contracts	0	0	0	23,736	0	23,736
Unrealized depreciation on OTC swap agreements	0	11,582	0	0	3,918	15,500

	$0	$11,614	$0	$23,903	$38,895	$74,412

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(6,646)	$(6,646)
Net realized gain on written options	0	0	0	243	8,042	8,285
Net realized gain on swaps	0	13,795	0	0	14,912	28,707
Net realized gain on foreign currency transactions	0	0	0	35,551	0	35,551

	$0	$13,795	$0	$35,794	$16,308	$65,897

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(22,653)	$(22,653)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	1,008	(28,210)	(27,202)
Net change in unrealized appreciation (depreciation) on swaps	0	(16,741)	0	0	22,354	5,613
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	12,029	0	12,029

	$0	$(16,741)	$0	$13,037	$(28,509)	$(32,213)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(21,330) and open centrally cleared swaps cumulative appreciation/(depreciation) of $25,138 as reported in the Notes to Schedule of Investments.

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$8,795	$3,614	$12,409
Corporate Bonds & Notes
Banking & Finance	0	1,228,350	24,288	1,252,638
Industrials	0	205,399	0	205,399
Utilities	0	79,618	0	79,618
Municipal Bonds & Notes
California	0	216,565	0	216,565
Colorado	0	4,035	0	4,035
Florida	0	5,215	0	5,215
Illinois	0	2,592	0	2,592
Iowa	0	716	0	716
Nebraska	0	7,239	0	7,239
Nevada	0	5,326	0	5,326
New Jersey	0	47,500	0	47,500
New York	0	57,117	0	57,117
Ohio	0	41,924	0	41,924
Texas	0	32,269	0	32,269
Washington	0	19,806	0	19,806
Wisconsin	0	3,569	0	3,569
U.S. Government Agencies	0	3,916,032	0	3,916,032
U.S. Treasury Obligations	0	3,492,472	0	3,492,472
Mortgage-Backed Securities	0	517,748	11,466	529,214
Asset-Backed Securities	0	188,302	11,119	199,421
Sovereign Issues	0	404,362	0	404,362
Convertible Preferred Securities
Banking & Finance	37,014	0	0	37,014
Preferred Securities
Banking & Finance	0	0	8,766	8,766

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Certificates of Deposit	$0	$273,095	$0	$273,095
Commercial Paper	0	47,972	0	47,972
Repurchase Agreements	0	1,200	0	1,200
Mexico Treasury Bills	0	36,663	0	36,663
U.S. Treasury Bills	0	39,428	0	39,428
Central Funds Used for Cash Management Purposes	1,607,891	0	0	1,607,891
	$1,644,905	$10,883,309	$59,253	$12,587,467

Short Sales, at value
U.S. Government Agencies	$0	$(5,211)	$0	$(5,211)

Financial Derivative Instruments - Assets
Credit Contracts	0	6,360	0	6,360
Foreign Exchange Contracts	0	15,011	0	15,011
Interest Rate Contracts	60	31,754	0	31,814
	$60	$53,125	$0	$53,185

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(11,582)	0	(11,582)
Foreign Exchange Contracts	0	(23,903)	0	(23,903)
Interest Rate Contracts	(21,390)	(42,110)	(133)	(63,633)
	$(21,390)	$(77,595)	$(133)	$(99,118)

Totals	$1,623,575	$10,853,628	$59,120	$12,536,323

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were assets and liabilities valued at $37,014 transferred from Level 2 to Level 1 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$4,507	$0	$(647)	$3	$(17)	$(232)	$0	$0	$3,614	$(246)
Corporate Bonds & Notes
Banking & Finance	24,793	0	(124)	(25)	(1)	(355)	0	0	24,288	(349)
Mortgage-Backed Securities	13,060	0	(42)	3	9	(312)	0	(1,252)	11,466	(428)
Asset-Backed Securities	29,649	0	(18,580)	0	0	50	0	0	11,119	13
Preferred Securities
Banking & Finance	9,097	0	0	0	0	(331)	0	0	8,766	(330)

	$81,106	$0	$(19,393)	$(19)	$(9)	$(1,180)	$0	$(1,252)	$59,253	$(1,340)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(166)	0	(2)	0	0	35	0	0	(133)	34

Totals	$80,940	$0	$(19,395)	$(19)	$(9)	$(1,145)	$0	$(1,252)	$59,120	$(1,306)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$3,614	Benchmark Pricing	Base Price	97.20
Corporate Bonds & Notes
Banking & Finance	7,659	Benchmark Pricing	Base Price	100.88
	16,629	Third Party Vendor	Broker Quote	102.79
Mortgage-Backed Securities	11,466	Benchmark Pricing	Base Price	111.50
Asset-Backed Securities	11,119	Benchmark Pricing	Base Price	100.00
Preferred Securities
Banking & Finance	8,766	Benchmark Pricing	Base Price	$7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(133)	Indicative Market Quotation	Broker Quote	0.16-.018

Total	$59,120

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class and Advisor Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

(“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

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collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made

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Notes to Financial Statements (Cont.)

conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities

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and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the

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Notes to Financial Statements (Cont.)

option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks   The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$307,450	$515,351

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$11	$0	$0	$0	$0	$11	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$140,220	$3,238,208	$(1,770,100)	$(126)	$(322)	$1,607,880	$1,408	$0

SEMIANNUAL REPORT	JUNE 30, 2013	39

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$18,045,263	$17,592,839	$827,945	$2,380,902

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,344	$38,510	23,935	$275,353
Administrative Class	59,539	686,072	182,735	2,088,313
Advisor Class	35,162	404,958	72,115	826,623
Issued as reinvestment of distributions
Institutional Class	474	5,444	1,534	17,696
Administrative Class	7,836	89,986	32,983	379,680
Advisor Class	1,696	19,465	6,105	70,363
Cost of shares redeemed
Institutional Class	(2,982)	(34,250)	(5,007)	(57,174)
Administrative Class	(77,390)	(885,875)	(163,368)	(1,876,021)
Advisor Class	(11,505)	(131,790)	(18,362)	(211,120)
Net increase resulting from Portfolio share transactions	16,174	$192,520	132,670	$1,513,713

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 28% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$12,654,528	$209,863	$(276,924)	$(67,061)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
EUR	Euro	JPY	Japanese Yen	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT73SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Total Return Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk, short sale risk and convertible securities risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Total Return Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Advisor Class commenced operations.

Allocation Breakdown‡

U.S. Government Agencies	31.1%
U.S. Treasury Obligations	27.8%
Short-Term Instruments	15.9%
Corporate Bonds & Notes	12.2%
Mortgage-Backed Securities	4.2%
Other	8.8%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	5 Years	Class Inception (02/28/2006)
PIMCO Total Return Portfolio Advisor Class	-2.95%	1.01%	6.77%	6.50%
Barclays U.S. Aggregate Index±	-2.44%	-0.69%	5.19%	5.18%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.75% for Advisor Class shares.

± Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$970.50	$1,021.08
Expenses Paid During Period†	$3.66	$3.76
Net Annualized Expense Ratio	0.75%	0.75%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

»

A focus on the intermediate portion of the U.S. yield curve and an underweight to longer dated maturities (primarily implemented via interest rate swaps) detracted from performance as intermediate yields rose more than long-term maturities during the reporting period.

»	Exposure to emerging market local rates in Mexico and Brazil, primarily implemented via interest rate swaps, detracted from performance as rates rose in these countries during the reporting period.

»

An underweight to investment grade credit was positive for performance as the investment grade sector underperformed U.S. Treasuries during the reporting period. A focus on bonds of financial companies was also positive for performance as select financials outperformed the overall investment grade corporate bond sector.

»	An allocation to high yield corporate bonds contributed to performance as this sector outperformed like-duration U.S. Treasuries during the reporting period.

»	Duration exposure (or sensitivity to changes in market interest rates) to short dated Italian debt contributed to performance as interest rates in Italy fell during the reporting period.

»

An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from performance as breakeven inflation levels narrowed on the intermediate portion of the yield curve during the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Total Return Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+	12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Advisor Class
Net asset value beginning of year or period	$11.55	$11.02	$11.08	$10.82	$10.31	$10.49
Net investment income (a)	0.09	0.23	0.25	0.23	0.46	0.45
Net realized/unrealized gain (loss)	(0.43)	0.80	0.13	0.63	0.95	0.03
Total income (loss) from investment operations	(0.34)	1.03	0.38	0.86	1.41	0.48
Dividends from net investment income	(0.11)	(0.28)	(0.28)	(0.26)	(0.56)	(0.46)
Distributions from net realized capital gains	0.00	(0.22)	(0.16)	(0.34)	(0.34)	(0.20)
Total distributions	(0.11)	(0.50)	(0.44)	(0.60)	(0.90)	(0.66)
Net asset value end of year or period	$11.10	$11.55	$11.02	$11.08	$10.82	$10.31
Total return	(2.95)%	9.49%	3.50%	8.00%	13.92%	4.69%
Net assets end of year or period (000s)	$2,044,708	$1,834,684	$1,091,459	$565,521	$205,452	$74,821
Ratio of expenses to average net assets	0.75%*	0.75%	0.75%	0.75%	0.84%	0.97%
Ratio of expenses to average net assets excluding interest expense	0.75%*	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	1.55%*	2.02%	2.25%	2.00%	4.29%	4.27%
Portfolio turnover rate	156%**	495%**	424%**	484%**	381%	355%

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$10,978,376
Investments in Affiliates, at value	1,607,891
Repurchase agreements, at value	1,200
Cash	10,430
Deposits with counterparty	40
Foreign currency, at value	10,350
Receivable for investments sold	907,050
OTC swap premiums paid	13,532
Variation margin receivable on financial derivative instruments	116
Unrealized appreciation on foreign currency contracts	15,011
Unrealized appreciation on OTC swap agreements	7,358
Receivable for Portfolio shares sold	4,267
Interest and dividends receivable	52,740
Dividends receivable from Affiliates	312
13,608,673

Liabilities:
Payable for investments purchased	$2,685,866
Payable for investments in Affiliates purchased	312
Payable for reverse repurchase agreements	2,436
Payable for short sales	5,211
Written options outstanding	32,874
OTC swap premiums received	9,286
Variation margin payable on financial derivative instruments	2,302
Unrealized depreciation on foreign currency contracts	23,736
Unrealized depreciation on OTC swap agreements	15,500
Deposits from counterparty	7,455
Payable for Portfolio shares redeemed	16,857
Accrued investment advisory fees	2,115
Accrued supervisory and administrative fees	2,115
Accrued distribution fees	396
Accrued servicing fees	976
2,807,437

Net Assets	$10,801,236

Net Assets Consist of:
Paid in capital	$10,517,839
Undistributed net investment income	182,132
Accumulated undistributed net realized gain	173,252
Net unrealized (depreciation)	(71,987)
$10,801,236

Net Assets:
Institutional Class	$473,411
Administrative Class	8,283,117
Advisor Class	2,044,708

Shares Issued and Outstanding:
Institutional Class	42,660
Administrative Class	746,409
Advisor Class	184,253

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$11.10
Administrative Class	11.10
Advisor Class	11.10

Cost of Investments	$11,016,646
Cost of Investments in Affiliates	$1,608,202
Cost of Repurchase Agreements	$1,200
Cost of Foreign Currency Held	$10,284
Proceeds Received on Short Sales	$5,263
Premiums Received on Written Options	$12,387

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Total Return Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$124,583
Dividends	1,324
Dividends from Affiliate investments	1,408
Total Income	127,315

Expenses:
Investment advisory fees	13,777
Supervisory and administrative fees	13,777
Servicing fees - Administrative Class	6,442
Distribution and/or servicing fees - Advisor Class	2,434
Trustees’ fees	66
Interest expense	30
Miscellaneous expense	1
Total Expenses	36,527

Net Investment Income	90,788

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	27,838
Net realized (loss) on Affiliate investments	(126)
Net realized (loss) on futures contracts	(6,646)
Net realized gain on written options	8,285
Net realized gain on swaps	28,707
Net realized gain on foreign currency transactions	37,553
Net change in unrealized (depreciation) on investments	(481,621)
Net change in unrealized (depreciation) on Affiliate investments	(322)
Net change in unrealized (depreciation) on futures contracts	(22,653)
Net change in unrealized (depreciation) on written options	(27,202)
Net change in unrealized appreciation on swaps	5,613
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	11,977
Net (Loss)	(418,597)

Net (Decrease) in Net Assets Resulting from Operations	$(327,809)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Total Return Portfolio

(Amounts in thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$90,788	$216,434
Net realized gain	95,737	420,906
Net realized gain (loss) on Affiliate investments	(126)	59
Net change in unrealized appreciation (depreciation)	(513,886)	282,168
Net change in unrealized (depreciation) on Affiliate investments	(322)	(27)
Net increase (decrease) resulting from operations	(327,809)	919,540

Distributions to Shareholders:
From net investment income
Institutional Class	(5,444)	(9,004)
Administrative Class	(89,986)	(216,458)
Advisor Class	(19,465)	(36,482)
From net realized capital gains
Institutional Class	0	(8,692)
Administrative Class	0	(163,223)
Advisor Class	0	(33,880)

Total Distributions	(114,895)	(467,739)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	192,520	1,513,713

Total Increase (Decrease) in Net Assets	(250,184)	1,965,514

Net Assets:
Beginning of period	11,051,420	9,085,906
End of period*	$10,801,236	$11,051,420

*Including undistributed net investment income of:	$182,132	$206,239

**	See note 12 in the Notes to Financial Statements.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Total Return Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Biomet, Inc.
3.193% - 3.195% due 03/25/2015		$251	$252
Gresham Capital BV
0.945% - 1.206% due 03/23/2026	GBP	2,451	3,614
Springleaf Financial Funding Co.
5.500% due 05/10/2017		$8,520	8,543

Total Bank Loan Obligations (Cost $12,563)			12,409

CORPORATE BONDS & NOTES 14.2%

BANKING & FINANCE 11.6%
Ally Financial, Inc.
3.475% due 02/11/2014		6,100	6,147
3.672% due 06/20/2014		1,600	1,622
4.500% due 02/11/2014		500	506
4.625% due 06/26/2015		6,200	6,357
5.500% due 02/15/2017		12,200	12,795
6.750% due 12/01/2014		200	211
8.300% due 02/12/2015		11,100	11,988
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,150
American Express Centurion Bank
6.000% due 09/13/2017		3,900	4,484
American General Institutional Capital
7.570% due 12/01/2045		10,000	11,950
8.125% due 03/15/2046		3,200	3,880
American International Group, Inc.
0.385% due 07/19/2013	EUR	100	130
4.900% due 06/02/2014	CAD	6,000	5,842
5.050% due 10/01/2015		$12,500	13,561
5.450% due 05/18/2017		1,100	1,214
5.600% due 10/18/2016		6,100	6,802
5.850% due 01/16/2018		3,800	4,280
6.250% due 03/15/2087		2,100	2,155
8.000% due 05/22/2068	EUR	9,900	15,048
8.175% due 05/15/2068		$3,000	3,675
8.250% due 08/15/2018		18,450	22,922
ANZ New Zealand International Ltd.
6.200% due 07/19/2013		12,600	12,646
Australia & New Zealand Banking Group Ltd.
2.125% due 01/10/2014		1,400	1,412
Banco do Brasil S.A.
2.963% due 07/02/2014		7,600	7,659
5.875% due 01/19/2023		1,200	1,161
Banco Santander Brasil S.A.
2.373% due 03/18/2014		1,000	995
4.250% due 01/14/2016		1,800	1,827
4.500% due 04/06/2015		13,100	13,231
Bank of America Corp.
0.605% due 08/15/2016		2,800	2,703
1.696% due 01/30/2014		30,400	30,572
6.500% due 08/01/2016		32,700	36,888
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,345
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,200
Bank of Montreal
2.850% due 06/09/2015		7,200	7,500
Bank of Nova Scotia
1.950% due 01/30/2017		500	511
Bankia S.A.
0.383% due 04/23/2014 (f)	EUR	3,000	3,773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banque PSA Finance S.A.
2.182% due 04/04/2014	$12,100	$11,997
Barclays Bank PLC
10.179% due 06/12/2021	1,900	2,420
BBVA Bancomer S.A.
4.500% due 03/10/2016	3,200	3,336
6.500% due 03/10/2021	6,400	6,752
7.250% due 04/22/2020	6,400	7,008
BBVA U.S. Senior S.A.U.
2.399% due 05/16/2014	39,700	39,923
Bear Stearns Cos. LLC
6.400% due 10/02/2017	27,900	32,201
7.250% due 02/01/2018	12,200	14,537
BNP Paribas S.A.
1.179% due 01/10/2014	21,100	21,161
BPCE S.A.
2.023% due 02/07/2014	3,800	3,831
2.375% due 10/04/2013	2,100	2,110
CIT Group, Inc.
5.250% due 04/01/2014	2,200	2,239
Citigroup, Inc.
0.544% due 06/09/2016	13,100	12,650
1.727% due 01/13/2014	27,700	27,861
2.275% due 08/13/2013	5,900	5,913
4.875% due 05/07/2015	6,100	6,437
5.500% due 10/15/2014	5,400	5,681
5.850% due 07/02/2013	1,400	1,400
Credit Agricole Home Loan SFH
1.026% due 07/21/2014	31,000	31,118
Credit Agricole S.A.
1.726% due 01/21/2014	15,300	15,395
8.375% due 10/13/2019	1,800	1,915
Credit Suisse
2.200% due 01/14/2014	4,800	4,842
Dexia Credit Local S.A.
0.756% due 04/29/2014	20,500	20,539
2.750% due 04/29/2014	15,100	15,365
Dragon LLC
1.972% due 03/12/2024	924	906
Export-Import Bank of India
2.426% due 03/30/2016	5,000	4,990
Export-Import Bank of Korea
4.000% due 01/29/2021	5,100	5,081
4.125% due 09/09/2015	12,000	12,668
5.125% due 06/29/2020	3,600	3,828
5.875% due 01/14/2015	29,900	31,847
8.125% due 01/21/2014	5,000	5,194
Fifth Third Bancorp
0.692% due 12/20/2016	3,000	2,947
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	22,400	22,758
7.000% due 04/15/2015	7,500	8,150
8.000% due 06/01/2014	300	317
8.000% due 12/15/2016	500	587
8.700% due 10/01/2014	3,600	3,925
General Electric Capital Corp.
6.375% due 11/15/2067	9,600	10,008
GSPA Monetization Trust
6.422% due 10/09/2029	16,178	16,629
HBOS PLC
0.974% due 09/06/2017	7,700	7,149
HSBC Bank PLC
2.000% due 01/19/2014	2,900	2,925
ING Bank NV
1.674% due 06/09/2014	7,200	7,260
2.000% due 10/18/2013	2,700	2,710

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
International Lease Finance Corp.
5.750% due 05/15/2016		$1,900	$1,962
6.750% due 09/01/2016		4,500	4,883
Intesa Sanpaolo SpA
2.674% due 02/24/2014		11,600	11,644
3.125% due 01/15/2016		5,900	5,804
JPMorgan Chase & Co.
0.471% due 09/26/2013	EUR	900	1,172
4.750% due 03/01/2015		$18,900	20,112
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	12,538
Korea Development Bank
8.000% due 01/23/2014		3,000	3,117
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,165
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,490
LBG Capital PLC
7.588% due 05/12/2020	GBP	100	153
7.869% due 08/25/2020		200	310
8.000% due 06/15/2020 (c)		$6,000	6,135
8.500% due 12/17/2021 (c)		1,100	1,126
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		32,400	43,560
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,286
Merrill Lynch & Co., Inc.
0.467% due 01/31/2014	EUR	1,300	1,691
6.875% due 04/25/2018		$17,500	20,155
Morgan Stanley
0.757% due 10/15/2015		700	687
6.000% due 04/28/2015		38,480	41,270
National Australia Bank Ltd.
0.998% due 04/11/2014		26,400	26,548
National Bank of Canada
2.200% due 10/19/2016		2,500	2,584
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,377
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,321
Nordea Eiendomskreditt A/S
0.700% due 04/07/2015		20,100	20,159
Petrobras Global Finance BV
2.414% due 01/15/2019		2,400	2,358
3.000% due 01/15/2019		2,900	2,700
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,087
Rabobank Group
6.875% due 03/19/2020	EUR	18,500	26,007
RCI Banque S.A.
2.148% due 04/11/2014		$41,600	41,694
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		21,900	20,696
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		500	525
5.499% due 07/07/2015		13,100	13,914
SLM Corp.
0.576% due 01/27/2014		1,650	1,636
5.000% due 10/01/2013		3,200	3,220
5.000% due 04/15/2015		5,000	5,175
6.250% due 01/25/2016		1,900	2,021
8.450% due 06/15/2018		5,000	5,575
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	13,016
SSIF Nevada LP
0.977% due 04/14/2014		$68,400	68,733

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
4.500% due 07/27/2015		$6,000	$6,256
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		7,489	7,707
Stone Street Trust
5.902% due 12/15/2015		9,500	10,211
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	4,980
Turkiye Garanti Bankasi A/S
2.776% due 04/20/2016		3,100	3,046
UBS AG
1.276% due 01/28/2014		1,395	1,403
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	301
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		2,400	2,502
Wells Fargo Capital
5.950% due 12/01/2086		25,100	24,974

			1,252,638

INDUSTRIALS 1.9%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,039
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,031
Anheuser-Busch InBev Worldwide, Inc.
0.826% due 01/27/2014		26,800	26,883
Baidu, Inc.
2.250% due 11/28/2017		10,200	9,945
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,646
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		6,700	6,715
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,045
CSN Resources S.A.
6.500% due 07/21/2020		20,600	20,162
Daimler Finance North America LLC
1.472% due 09/13/2013		9,298	9,316
DISH DBS Corp.
7.000% due 10/01/2013		1,400	1,417
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		500	528
General Mills, Inc.
0.624% due 05/16/2014		3,000	3,004
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,014
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,049
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,526
HCA, Inc.
7.875% due 02/15/2020		10,000	10,794
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,846
Noble Group Ltd.
4.875% due 08/05/2015		700	727
6.625% due 08/05/2020		2,900	2,907
6.750% due 01/29/2020		4,600	4,692
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	313
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	44,463
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,529

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rohm & Haas Co.
6.000% due 09/15/2017	$3,700	$4,222
Teva Pharmaceutical Finance Co. BV
1.175% due 11/08/2013	7,000	7,022
Time Warner Cable, Inc.
6.200% due 07/01/2013	400	400
Vivendi S.A.
2.400% due 04/10/2015	6,500	6,622
WM Wrigley Jr. Co.
3.700% due 06/30/2014	11,243	11,542

		205,399

UTILITIES 0.7%
Entergy Corp.
3.625% due 09/15/2015	12,200	12,645
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,300	2,432
6.212% due 11/22/2016	1,100	1,193
8.146% due 04/11/2018	5,600	6,440
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	800	850
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,205
7.750% due 10/17/2016	3,405	3,784
7.750% due 01/20/2020	3,100	3,410
8.000% due 08/07/2019	5,100	5,763
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,000	2,105
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	13,965	14,174
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,785
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	908
6.750% due 09/30/2019	2,000	2,350
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,090
7.875% due 03/13/2018	4,800	5,484

		79,618

Total Corporate Bonds & Notes (Cost $1,454,235)		1,537,655

MUNICIPAL BONDS & NOTES 4.1%

CALIFORNIA 2.0%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,573
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,349
7.043% due 04/01/2050	8,600	10,963
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,447
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	7,400	9,600
7.550% due 04/01/2039	2,000	2,680
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,860
7.625% due 03/01/2040	18,600	25,002
7.700% due 11/01/2030	100	121
7.950% due 03/01/2036	29,300	34,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	$1,400	$1,080
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	16,280	16,300
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	9,179
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,434
7.618% due 08/01/2040	1,800	2,212
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,393
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	12,743
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	9,940
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,155
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,471
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	444
7.021% due 08/01/2040	700	783
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	14,835
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	33,686
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	655	532
University of California Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	1,200	1,368
6.548% due 05/15/2048	4,700	5,615

		216,565

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,035

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,215

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,592

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	745	716

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	$6,500	$7,239

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,326

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024	22,540	13,580
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	32,641
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,600	1,279

		47,500

NEW YORK 0.5%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.005% due 06/15/2031	5,130	6,041
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	2,800	3,086
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	30,107
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,403
6.282% due 06/15/2042	2,100	2,397
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	9,500	10,335
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	2,748

		57,117

OHIO 0.4%
American Municipal Power Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	38,745
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	3,600	3,179

		41,924

TEXAS 0.3%
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
10.089% due 02/15/2031	3,390	4,325
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.992% due 02/01/2027	2,575	3,210
10.090% due 10/01/2031	6,240	7,692
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	17,042

		32,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	$20,000	$19,806

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,569

Total Municipal Bonds & Notes (Cost $401,743)		443,873

U.S. GOVERNMENT AGENCIES 36.3%
Fannie Mae
0.253% due 12/25/2036 - 07/25/2037	3,208	3,070
0.443% due 05/25/2037	741	742
0.503% due 04/25/2037	2,932	2,945
0.543% due 03/25/2044	2,063	2,004
0.603% due 09/25/2035	1,278	1,289
0.643% due 09/25/2035	6,767	6,828
0.875% due 08/28/2017 - 05/21/2018	38,900	37,930
0.893% due 10/25/2037	1,694	1,711
1.093% due 07/25/2039	1,061	1,074
1.125% due 04/27/2017	24,000	23,936
1.250% due 01/30/2017	5,200	5,235
1.374% due 06/01/2043 - 07/01/2044	2,149	2,185
1.574% due 09/01/2040	15	16
1.825% due 04/01/2035	3,477	3,638
2.295% due 01/01/2025	11	11
2.310% due 08/01/2022	4,700	4,499
2.364% due 11/01/2025	1	1
2.401% due 09/01/2039	27	29
2.475% due 04/01/2019	14,800	15,182
2.500% due 08/01/2022 - 07/01/2028	59,760	60,176
2.542% due 08/01/2035	1,214	1,289
2.571% due 05/25/2035	374	384
2.670% due 08/01/2022	789	773
2.870% due 09/01/2027	6,700	6,034
3.000% due 09/01/2020 - 08/01/2043	281,129	280,270
3.330% due 11/01/2021	1,363	1,455
3.500% due 11/01/2025 - 07/01/2043	59,177	61,573
3.822% due 10/01/2032	553	564
4.000% due 01/01/2026 - 08/01/2043	670,325	698,128
4.006% due 11/01/2035	107	111
4.452% due 12/01/2036	934	990
4.500% due 08/01/2018 - 08/01/2043	967,646	1,024,665
4.501% due 07/01/2019	29,571	33,056
4.580% due 09/01/2034	677	723
5.000% due 02/13/2017 - 08/01/2043	162,639	175,693
5.026% due 09/01/2035	327	350
5.152% due 08/01/2035	549	590
5.375% due 06/12/2017	8,100	9,383
5.500% due 09/01/2017 - 08/01/2043	326,383	354,515
6.000% due 09/01/2016 - 07/01/2043	105,296	114,700
6.500% due 11/01/2034	67	77
7.000% due 04/25/2023 - 06/01/2032	994	1,143

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
0.343% due 07/15/2019	$1,573	$1,574
0.493% due 05/15/2036	2,341	2,346
0.643% due 11/15/2030	12	13
0.693% due 09/15/2030	10	11
0.875% due 03/07/2018	3,300	3,197
0.893% due 08/15/2037	20,389	20,592
0.913% due 05/15/2037	591	594
1.000% due 03/08/2017 - 09/29/2017	189,700	188,172
1.250% due 05/12/2017 - 10/02/2019	42,500	40,883
1.374% due 02/25/2045	343	348
1.750% due 05/30/2019	5,500	5,422
2.375% due 01/13/2022	5,900	5,741
2.482% due 07/01/2027	1	1
2.497% due 01/01/2028	1	1
2.533% due 07/01/2030	1	1
3.750% due 03/27/2019	2,000	2,201
4.000% due 04/01/2029 - 08/01/2043	142,098	147,837
4.500% due 03/01/2029 - 10/01/2041	139,346	146,989
5.000% due 02/16/2017	2,900	3,304
5.500% due 08/23/2017 - 10/01/2038	8,881	9,649
6.000% due 07/01/2016 - 07/01/2043	17,235	18,731
6.500% due 06/01/2016 - 10/01/2037	174	194
7.000% due 06/15/2023	505	568
7.500% due 07/15/2030 - 03/01/2032	105	125
8.500% due 08/01/2024	6	7
Ginnie Mae
0.793% due 02/16/2030	97	99
1.625% due 02/20/2027 - 02/20/2032	288	301
1.750% due 04/20/2026 - 05/20/2030	46	48
2.000% due 07/20/2030	4	4
3.000% due 09/15/2042 - 07/01/2043	203,001	201,033
3.500% due 12/15/2040 - 07/01/2043	171,001	175,652
4.000% due 07/01/2043	1,000	1,048
6.000% due 12/15/2038 - 11/15/2039	118	131
7.000% due 11/20/2029	44	46
Small Business Administration
5.130% due 09/01/2023	29	32
6.290% due 01/01/2021	37	41
7.500% due 04/01/2017	121	129

Total U.S. Government Agencies (Cost $3,945,025)		3,916,032

U.S. TREASURY OBLIGATIONS 32.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017	6,757	6,936
0.125% due 01/15/2022	162,742	159,379
0.125% due 07/15/2022	87,165	85,191
0.625% due 07/15/2021	35,905	37,067
0.625% due 02/15/2043	7,485	6,291
0.750% due 02/15/2042	202,838	178,592
1.125% due 01/15/2021	49,218	52,636
1.250% due 07/15/2020	23,671	25,716
1.750% due 01/15/2028	69,374	77,705

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2019		$3,267	$3,684
2.000% due 01/15/2026		57,175	66,021
2.125% due 01/15/2019		37,583	42,510
2.375% due 01/15/2025		63,533	75,679
2.375% due 01/15/2027		34,132	41,062
2.500% due 01/15/2029		30,435	37,504
3.625% due 04/15/2028		11,646	16,160
3.875% due 04/15/2029		31,261	45,038
U.S. Treasury Notes
0.750% due 10/31/2017		19,900	19,520
0.750% due 12/31/2017 (j)		113,300	110,817
0.750% due 02/28/2018		160,900	156,909
0.750% due 03/31/2018		46,700	45,441
0.875% due 01/31/2018		53,600	52,628
0.875% due 07/31/2019		81,100	77,210
1.000% due 06/30/2019 (h)		179,200	172,200
1.000% due 08/31/2019 (h)		313,200	299,767
1.000% due 09/30/2019		155,200	148,349
1.000% due 11/30/2019 (h)		490,100	466,744
1.125% due 05/31/2019 (h)(j)		51,300	49,769
1.125% due 12/31/2019		46,500	44,533
1.125% due 03/31/2020		4,800	4,571
1.125% due 04/30/2020		26,800	25,472
1.250% due 02/29/2020 (h)		56,900	54,748
1.375% due 01/31/2020		3,300	3,207
1.375% due 05/31/2020		20,700	19,965
1.500% due 08/31/2018 (h)(j)		109,200	109,490
1.625% due 08/15/2022 (h)		183,500	172,074
1.625% due 11/15/2022		188,700	176,051
1.750% due 05/15/2023		42,600	39,874
2.000% due 02/15/2022		24,100	23,560
2.000% due 02/15/2023		201,100	193,410
2.125% due 08/15/2021		14,400	14,334
2.625% due 04/30/2018		8,200	8,695
2.625% due 08/15/2020		21,000	21,937
2.875% due 03/31/2018		10,300	11,043
3.500% due 02/15/2018		11,800	12,983

Total U.S. Treasury Obligations (Cost $3,646,955)			3,492,472

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
2.416% due 02/25/2045		1,362	1,359
Arran Residential Mortgages Funding PLC
1.402% due 11/19/2047	EUR	3,169	4,134
1.603% due 05/16/2047		10,128	13,390
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	12,911
5.919% due 05/10/2045		6,400	7,084
Banc of America Funding Corp.
2.639% due 05/25/2035		1,770	1,781
6.000% due 03/25/2037 ^		11,620	10,253
Banc of America Large Loan Trust
2.493% due 11/15/2015		1,877	1,883
Banc of America Mortgage Trust
2.875% due 05/25/2033		2,107	2,075
6.500% due 10/25/2031		161	171
BCAP LLC Trust
5.340% due 03/26/2037		1,357	1,252
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		231	222
2.573% due 04/25/2033		305	310
2.595% due 11/25/2034		4,742	4,662
2.677% due 02/25/2033		23	23
2.734% due 11/25/2030		2	2
2.887% due 04/25/2034		1,283	1,252
2.917% due 07/25/2034		1,562	1,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.959% due 02/25/2033		$54	$48
2.976% due 01/25/2035		957	906
3.071% due 01/25/2034		707	705
3.458% due 11/25/2034		1,113	1,127
5.317% due 01/25/2035		572	580
Bear Stearns Alt-A Trust
2.709% due 05/25/2035		3,604	3,322
2.864% due 09/25/2035		2,121	1,747
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,000	1,099
5.700% due 06/11/2050		7,800	8,910
5.703% due 06/11/2050		7,305	7,583
Bear Stearns Structured Products, Inc.
2.638% due 01/26/2036		4,348	3,300
2.653% due 12/26/2046		2,428	1,703
Chase Mortgage Finance Trust
5.116% due 01/25/2036 ^		6,740	6,277
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		696	671
2.641% due 05/25/2035		2,481	2,433
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		1,600	1,768
Countrywide Alternative Loan Trust
0.363% due 05/25/2047		4,524	3,682
0.373% due 05/25/2047		3,193	2,432
0.383% due 09/25/2046		44,286	30,960
0.393% due 05/25/2036		11,688	8,430
6.000% due 02/25/2037 ^		16,536	12,429
Countrywide Home Loan Mortgage Pass-Through Trust
2.740% due 02/20/2035		5,042	4,736
2.783% due 02/20/2036		893	769
2.915% due 11/25/2034		3,032	2,805
6.000% due 03/25/2037 ^		5,811	5,271
Credit Suisse First Boston Mortgage Securities Corp.
4.848% due 06/25/2032		20	20
Credit Suisse Mortgage Pass-Through Certificates
5.383% due 02/15/2040		530	572
Deutsche ALT-A Securities, Inc.
0.693% due 02/25/2035		863	788
Epic Opera Arlington Ltd.
0.754% due 07/28/2016	GBP	5,384	8,103
First Horizon Alternative Mortgage Securities
2.314% due 08/25/2035		$6,911	6,011
2.339% due 09/25/2035		111	92
First Horizon Mortgage Pass-Through Trust
2.597% due 10/25/2035		7,027	5,951
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		2	2
Granite Master Issuer PLC
0.392% due 12/20/2054		3,460	3,357
0.813% due 12/20/2054	GBP	3,490	5,171
Granite Mortgages PLC
0.490% due 09/20/2044	EUR	350	449
0.588% due 01/20/2044		347	445
0.884% due 01/20/2044	GBP	527	787
0.889% due 09/20/2044		2,786	4,171
Greenpoint Mortgage Pass-Through Certificates
2.920% due 10/25/2033		$1,811	1,783
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	418
5.317% due 06/10/2036		831	847
5.444% due 03/10/2039		3,400	3,772
GS Mortgage Securities Trust
1.103% due 03/06/2020		1,956	1,961
5.396% due 08/10/2038		905	931
GSR Mortgage Loan Trust
2.664% due 09/25/2035		8,355	8,251
5.083% due 11/25/2035		2,494	2,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harborview Mortgage Loan Trust
0.382% due 01/19/2038		$7,333	$5,933
0.412% due 05/19/2035		684	562
0.442% due 01/19/2036		14,357	9,333
0.522% due 01/19/2035		6,791	4,668
0.942% due 10/19/2035		4,966	3,915
2.765% due 07/19/2035		2,862	2,445
Holmes Master Issuer PLC
1.561% due 10/15/2054	EUR	5,169	6,776
IndyMac Adjustable Rate Mortgage Trust
1.820% due 01/25/2032		$3	2
IndyMac Mortgage Loan Trust
0.403% due 04/25/2046		7,733	5,986
JPMorgan Chase Commercial Mortgage Securities Corp.
5.714% due 03/18/2051		10,300	11,466
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043		12,600	13,353
4.158% due 01/12/2039		4,862	4,930
5.336% due 05/15/2047		6,800	7,517
5.420% due 01/15/2049		20,956	23,295
5.882% due 02/15/2051		1,770	2,005
JPMorgan Mortgage Trust
2.373% due 06/25/2035		1,030	1,003
2.868% due 08/25/2034		10,633	10,410
2.968% due 10/25/2036		10,874	8,630
4.479% due 02/25/2035		759	762
5.750% due 01/25/2036		1,362	1,242
MASTR Adjustable Rate Mortgages Trust
0.910% due 01/25/2047 ^		7,111	4,292
Merrill Lynch Floating Trust
0.731% due 07/09/2021		9,494	9,468
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/2036		2,778	2,413
0.443% due 11/25/2035		436	404
1.193% due 10/25/2035		1,073	1,062
2.250% due 04/25/2035		11,650	11,162
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,109
Morgan Stanley Capital Trust
5.610% due 04/15/2049		3,944	4,014
6.090% due 06/11/2049		3,100	3,501
Morgan Stanley Re-REMIC Trust
5.982% due 08/12/2045		2,200	2,473
Prime Mortgage Trust
0.593% due 02/25/2019		8	8
0.593% due 02/25/2034		271	263
0.693% due 02/25/2035		10,006	9,093
Residential Accredit Loans, Inc. Trust
0.293% due 05/25/2037		17,596	12,265
3.723% due 12/25/2035		1,001	772
Residential Asset Securitization Trust
0.643% due 10/25/2035		4,077	3,077
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035		4,200	4,041
6.000% due 06/25/2037 ^		8,679	7,822
Silenus European Loan Conduit Ltd.
0.353% due 05/15/2019	EUR	476	589
Structured Adjustable Rate Mortgage Loan Trust
0.393% due 04/25/2047		$5,067	3,394
5.081% due 05/25/2036		2,771	2,749
5.271% due 07/25/2035 ^		690	600
Structured Asset Mortgage Investments Trust
0.442% due 07/19/2035		4,407	4,312
0.852% due 09/19/2032		69	66
Structured Asset Securities Corp.
2.243% due 07/25/2032		7	7
2.584% due 02/25/2032		9	9

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Suntrust Adjustable Rate Mortgage Loan Trust
5.811% due 02/25/2037 ^	$7,014	$5,787
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	34,102	31,531
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020	4,002	3,970
5.509% due 04/15/2047	3,200	3,530
Wachovia Mortgage Loan Trust LLC
2.985% due 05/20/2036 ^	10,339	8,584
WaMu Mortgage Pass-Through Certificates
0.483% due 10/25/2045	747	679
0.513% due 01/25/2045	7,087	6,341
1.368% due 11/25/2042	345	317
1.568% due 08/25/2042	854	788
4.534% due 12/25/2036 ^	969	823
4.954% due 07/25/2037 ^	7,391	6,669
Wells Fargo Mortgage-Backed Securities Trust
2.619% due 01/25/2035	2,451	2,426
2.624% due 12/25/2034	1,850	1,832
2.641% due 03/25/2036	3,566	3,487

Total Mortgage-Backed Securities (Cost $502,153)		529,214

ASSET-BACKED SECURITIES 1.9%
Accredited Mortgage Loan Trust
0.323% due 02/25/2037	6,754	6,083
Amortizing Residential Collateral Trust
0.733% due 06/25/2032	153	143
Bear Stearns Asset-Backed Securities Trust
0.273% due 10/25/2036	71	69
0.283% due 06/25/2047	254	252
0.343% due 11/25/2036	21,493	14,621
0.353% due 08/25/2036	2,862	1,952
Concord Real Estate CDO Ltd.
0.473% due 12/25/2046	7,454	7,082
Countrywide Asset-Backed Certificates
0.323% due 11/25/2037	24,460	23,813
Credit-Based Asset Servicing and Securitization LLC
0.253% due 11/25/2036	193	91
EMC Mortgage Loan Trust
0.933% due 05/25/2040	227	213
First Franklin Mortgage Loan Trust
0.683% due 09/25/2035	2,800	2,330
Fremont Home Loan Trust
0.253% due 01/25/2037	109	57
Hillmark Funding
0.524% due 05/21/2021	24,100	23,632
HSBC Home Equity Loan Trust
0.482% due 01/20/2034	3,551	3,490
JPMorgan Mortgage Acquisition Trust
0.253% due 03/25/2047	1,164	1,088
Lafayette CLO Ltd.
1.674% due 09/06/2022	11,128	11,119
Lehman XS Trust
0.373% due 06/25/2036	7,725	5,512
Long Beach Mortgage Loan Trust
0.753% due 10/25/2034	156	148
3.193% due 11/25/2032	50	40
MASTR Asset-Backed Securities Trust
0.433% due 03/25/2036	7,515	3,652
0.483% due 12/25/2035	10,000	8,450
Morgan Stanley ABS Capital, Inc.
0.443% due 08/25/2036	20,000	9,022
NovaStar Mortgage Funding Trust
0.433% due 11/25/2036	4,555	1,896

		PRINCIPAL AMOUNT (000S)	MARKET VAL UE (000S)
Penta CLO S.A.
0.518% due 06/04/2024	EUR	2,324	$2,880
Residential Asset Securities Corp. Trust
0.353% due 06/25/2036		$10,964	10,095
0.393% due 02/25/2036		2,689	2,619
0.773% due 05/25/2035		1,397	1,272
Securitized Asset-Backed Receivables LLC
0.323% due 05/25/2037 ^		1,950	1,029
Sherwood Castle Funding PLC
0.419% due 03/15/2016	EUR	12,000	15,599
SLM Student Loan Trust
0.469% due 12/15/2023		15,923	20,343
2.843% due 12/16/2019		$1,900	1,939
3.500% due 08/17/2043		3,836	3,625
Structured Asset Securities Corp.
0.363% due 12/25/2036		9,900	6,734
0.773% due 01/25/2033		39	36
Washington Mutual Asset-Backed Certificates Trust
0.433% due 05/25/2036		15,000	6,972
Wells Fargo Home Equity Trust
0.783% due 11/25/2035		1,800	1,523

Total Asset-Backed Securities (Cost $197,193)			199,421

SOVEREIGN ISSUES 3.7%
Autonomous Community of Madrid
5.750% due 02/01/2018	EUR	3,200	4,397
Autonomous Community of Valencia
4.375% due 07/16/2015		700	910
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,300	3,106
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	21,000	6,554
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		6,765	2,968
10.000% due 01/01/2021		118	51
10.000% due 01/01/2023		76	32
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	10,800	14,964
6.505% due 03/01/2019		10,700	14,908
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,220
Mexico Government International Bond
6.000% due 06/18/2015	MXN	128,000	10,201
6.250% due 06/16/2016		276,000	22,387
10.000% due 12/05/2024		357,400	37,259
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,752
Province of British Columbia
4.300% due 06/18/2042	CAD	700	719
Province of Ontario
1.600% due 09/21/2016		$300	305
1.650% due 09/27/2019		3,500	3,346
2.450% due 06/29/2022		38,000	35,844
2.850% due 06/02/2023	CAD	4,900	4,471
3.000% due 07/16/2018		$3,700	3,887
3.150% due 06/02/2022	CAD	41,500	39,316
4.000% due 10/07/2019		$1,000	1,089
4.000% due 06/02/2021	CAD	39,300	39,926
4.200% due 03/08/2018		2,100	2,166
4.200% due 06/02/2020		16,500	17,035
4.300% due 03/08/2017		6,800	7,004
4.400% due 06/02/2019		8,000	8,352
4.400% due 04/14/2020		$600	666
4.600% due 06/02/2039	CAD	3,900	4,106
4.700% due 06/02/2037		6,300	6,704
5.500% due 06/02/2018		2,300	2,502

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Province of Quebec
2.750% due 08/25/2021		$20,500	$20,160
3.000% due 09/01/2023	CAD	900	825
3.500% due 07/29/2020		$3,000	3,160
3.500% due 12/01/2022	CAD	25,200	24,335
4.250% due 12/01/2021		40,400	41,562
4.500% due 12/01/2016		300	310
4.500% due 12/01/2017		4,200	4,378
4.500% due 12/01/2018		5,400	5,658
4.500% due 12/01/2019		1,600	1,680
4.500% due 12/01/2020		3,000	3,147

Total Sovereign Issues (Cost $410,389)			404,362

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% due 12/31/2049 (c)		31,000	37,014

Total Convertible Preferred Securities (Cost $34,437)			37,014

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
DG Funding Trust
2.534% due 07/29/2013 (c)		1,239	8,766

Total Preferred Securities (Cost $13,055)			8,766

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 18.6%

CERTIFICATES OF DEPOSIT 2.5%
Banco do Brasil S.A.
0.000% due 01/24/2014		$6,100	6,069
Dexia Credit Local S.A.
1.650% due 09/12/2013		149,500	149,800
1.700% due 09/06/2013		72,100	72,240
Itau Unibanco Holding S.A.
0.000% due 10/31/2013		27,500	27,364
0.000% due 11/01/2013		17,700	17,622

			273,095

COMMERCIAL PAPER 0.5%
Ford Motor Credit Co. LLC
1.021% due 11/08/2013		18,300	18,236
Santander S.A.
3.100% due 10/01/2013		29,800	29,736

			47,972

REPURCHASE AGREEMENTS (e) 0.0%
			1,200

MEXICO TREASURY BILLS 0.3%
3.915% due 07/18/2013 - 09/05/2013 (a)	MXN	476,300	36,663

U.S. TREASURY BILLS 0.4%
0.030% due 08/08/2013 - 05/01/2014 (a)(f)(j)		$39,429	39,428

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	SHARES	MARKET VALUE (000S)
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 14.9%
PIMCO Short-Term Floating NAV Portfolio	1,144	$11
PIMCO Short-Term Floating NAV Portfolio III	160,932,814	1,607,880

		1,607,891

Total Short-Term Instruments (Cost $2,008,300)		2,006,249

Total Investments 116.5% (Cost $12,626,048)		$12,587,467

Written Options (g)(i) (0.3%) (Premiums $12,387)		(32,874)

Other Assets and Liabilities (Net) (16.2%)		(1,753,357)

Net Assets 100.0%		$10,801,236

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity, date shown represents next contractual call date.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$1,200	U.S. Treasury Bonds 2.750% due 08/15/2042	$(1,251)	$1,200	$1,200

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount (2)	Payable for Reverse Repurchase Agreements
BRC	(5.000%)	04/23/2013	04/09/2015	EUR 1,890	$(2,436)

(2)	The average amount of borrowings while outstanding during the period ended June 30, 2013 was $67,201 at a weighted average interest rate of (0.427%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2028	$5,000	$5,263	$(5,211)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $19,990 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (3)
Global/Master Repurchase Agreement
BOA	$1,200	$(1,251)	$(51)
BRC	(2,436)	2,515	79

Master Securities Forward Transactions Agreement
BCY	0	2,532	2,532
DEU	0	830	830
FOB	0	6,042	6,042
GRE	0	4,797	4,797
GSC	0	1,709	1,709
JPS	(5,211)	0	(5,211)
MSC	0	(814)	(814)
SAL	0	(1,065)	(1,065)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Written Options:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$129.000	08/23/2013	894	$520	$(2,568)
Call - CBOT U.S. Treasury 10-Year Note September Futures	133.000	08/23/2013	894	264	(25)

				$784	$(2,593)

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
3-Month Euribor December Futures	Long	12/2014	141	$14
3-Month Euribor June Futures	Long	06/2015	181	(103)
3-Month Euribor March Futures	Long	03/2015	188	(96)
3-Month Euribor September Futures	Long	09/2015	5	(3)
90-Day Eurodollar December Futures	Long	12/2014	23	1
90-Day Eurodollar December Futures	Long	12/2015	4,331	(6,709)
90-Day Eurodollar June Futures	Long	06/2015	5,142	(1,895)
90-Day Eurodollar March Futures	Long	03/2016	1,358	(2,547)
90-Day Eurodollar September Futures	Long	09/2014	83	8
90-Day Eurodollar September Futures	Long	09/2015	1,127	(989)
Call Options Strike @ EUR 148.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	37
Put Options Strike @ EUR 142.000 on Euro-Bund 10-Year Bond September Futures	Short	09/2013	77	(94)
U.S. Treasury 10-Year Note September Futures	Long	09/2013	2,781	(8,954)

				$(21,330)

Centrally Cleared Swap Agreements:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	$	130,400	$(2,014)	$(1,861)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016		1,221,100	4,264	(3,757)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		34,800	(5,512)	3,624
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		378,600	51,862	27,132

						$48,600	$25,138

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $54,625 and cash of $40 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOT		$(2,593)
Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (1)
Futures
GSC	$(17,516)	$(53)
MSC	(3,814)	(103)

Centrally Cleared Swaps
FOB	3,624	(183)
GSC	(3,497)	49
MSC	3,284	(310)
SAL	21,727	(1,586)

(1)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	92,831	$	119,910	MSC	$0	$(923)	$(923)
07/2013		33,222		43,727	RYL	483	0	483
07/2013		92,831		123,240	UAG	2,407	0	2,407
07/2013	JPY	228,500		2,333	BPS	29	0	29
07/2013		251,000		2,575	BRC	44	0	44
07/2013		149,000		1,526	MSC	24	0	24
07/2013		4,674,663		47,349	UAG	213	0	213
07/2013	MXN	387,014		31,594	JPM	1,769	0	1,769
07/2013	MYR	3,625		1,169	DUB	25	0	25
07/2013		2,165		700	HUS	17	0	17
07/2013		2,474		800	JPM	19	0	19
07/2013		6,956		2,245	UAG	50	0	50
07/2013	$	12,178	EUR	9,415	BOA	77	0	77
07/2013		31,811		24,147	BRC	51	(431)	(380)
07/2013		24,954		18,737	CBK	0	(565)	(565)
07/2013		5,096		3,879	DUB	0	(47)	(47)
07/2013		12,912		9,687	FBF	0	(303)	(303)
07/2013		23,706		17,771	GLM	0	(575)	(575)
07/2013		17,478		13,106	HUS	0	(419)	(419)
07/2013		18,473		14,007	JPM	0	(241)	(241)
07/2013		133,547		100,643	MSC	0	(2,545)	(2,545)
07/2013		9,923		7,492	RYL	0	(171)	(171)
07/2013		12,716	JPY	1,255,500	CBK	0	(56)	(56)
07/2013		30,875		2,940,500	DUB	0	(1,225)	(1,225)
07/2013		8,257		778,000	FBF	0	(412)	(412)
07/2013		13,900		1,323,100	JPM	0	(559)	(559)
07/2013		3,900	MYR	11,870	BRC	0	(155)	(155)
07/2013		1,100		3,351	FBF	0	(43)	(43)
08/2013	BRL	4,848	$	2,211	BOA	53	0	53
08/2013		7,593		3,469	HUS	90	0	90
08/2013		4,079		1,843	MSC	28	0	28
08/2013	EUR	339		444	DUB	3	0	3
08/2013	IDR	22,817,000		2,304	HUS	64	0	64
08/2013	MXN	14,142		1,139	DUB	51	0	51
08/2013		14,121		1,136	MSC	51	0	51
08/2013	$	55,734	BRL	113,239	UAG	0	(5,339)	(5,339)
08/2013		3,853	EUR	2,941	DUB	0	(24)	(24)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
08/2013	$	16,256	EUR	12,462	FBF	$0	$(33)	$(33)
08/2013		25,048		19,144	HUS	0	(126)	(126)
08/2013		5,306		4,079	MSC	4	0	4
08/2013		43,733		33,222	RYL	0	(485)	(485)
08/2013		500	IDR	4,961,000	FBF	0	(13)	(13)
08/2013		1,800		17,856,000	JPM	0	(47)	(47)
09/2013	CAD	239,517	$	235,084	DUB	7,795	0	7,795
09/2013	EUR	200		251	BOA	0	(9)	(9)
09/2013		30,308		39,472	UAG	270	(262)	8
09/2013	GBP	25,265		39,252	BPS	843	0	843
09/2013	MXN	39,188		2,998	BPS	0	(6)	(6)
09/2013		43,408		3,361	BRC	34	0	34
09/2013		56,100		4,507	DUB	202	0	202
09/2013		39,567		3,096	HUS	63	0	63
09/2013		93,711		7,237	JPM	64	(9)	55
09/2013		153,535		11,902	MSC	142	(8)	134
09/2013		20,805		1,568	UAG	0	(27)	(27)
09/2013	$	4,778	CAD	4,876	JPM	0	(150)	(150)
09/2013		6,464	EUR	4,822	CBK	0	(186)	(186)
09/2013		21,200		15,820	FBF	0	(601)	(601)
09/2013		14,266	GBP	9,120	CBK	0	(402)	(402)
09/2013		3,918		2,500	HUS	0	(117)	(117)
09/2013		833	MXN	10,752	BOA	0	(9)	(9)
09/2013		1,592		20,706	BPS	0	(5)	(5)
09/2013		569		7,704	BRC	21	0	21
09/2013		2,064		26,749	JPM	14	(27)	(13)
09/2013		2,983		38,130	MSC	0	(60)	(60)
09/2013		32,432		404,907	UAG	11	(1,408)	(1,397)
11/2013	EUR	62,244	$	80,433	FBF	0	(633)	(633)
12/2013		121,400		153,231	BOA	0	(4,917)	(4,917)
04/2014		200		253	BPS	0	(8)	(8)
04/2014		1,400		1,774	CBK	0	(51)	(51)
06/2014		300		379	BPS	0	(12)	(12)
06/2014		2,000		2,536	FBF	0	(72)	(72)
07/2014		200		253	BPS	0	(8)	(8)
08/2014		300		380	BPS	0	(12)	(12)

						$15,011	$(23,736)	$(8,725)

(i)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014	EUR	58,400	$109	$(68)
Put - OTC 1-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		58,400	130	(162)
Call - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	28	(17)
Put - OTC 1-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	31	(39)
Call - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	0.400%	03/12/2014		14,200	29	(17)
Put - OTC 1-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Pay	0.400%	03/12/2014		14,200	29	(39)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	$	94,900	670	0
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	53,600	112	(2)
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		21,200	41	(1)
Put - OTC 2-Year Interest Rate Swap	HUS	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		7,000	12	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	09/03/2013	$	53,800	32	(2)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.000%	09/03/2013		53,800	317	(1,781)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		262,000	690	(4,203)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		29,200	20	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.900%	09/03/2013		53,100	56	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		53,100	301	(1,510)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		29,200	79	(637)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		117,300	401	(1,882)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		225,900	622	(4,064)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		146,400	82	(4)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.000%	09/03/2013		75,900	76	(15)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	09/03/2013		158,200	190	(64)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		146,400	371	(3,194)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.450%	09/03/2013		286,600	1,410	(4,117)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Interest Rate Swaptions (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.650%	09/03/2013	$	158,200	$380	$(1,424)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	09/03/2013		53,100	21	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.100%	09/03/2013		53,100	204	(1,510)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	30,500	155	(18)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		15,100	77	(9)
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	6,700	27	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		6,700	45	(102)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		23,200	104	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		23,200	168	(353)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		39,500	79	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		39,500	249	(601)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		96,100	462	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		96,100	373	(1,463)
Call - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		63,700	208	0
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		63,700	196	(970)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		55,400	278	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		55,400	391	(843)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		54,600	172	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		54,600	166	(831)

								$9,593	$(29,949)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-20 5-Year Index	BOA	Buy	0.650%	09/18/2013	$	29,100	$15	$(10)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.650%	09/18/2013		29,100	20	(11)
Call - OTC CDX.IG-20 5-Year Index	CBK	Buy	0.700%	09/18/2013		15,300	13	(11)

							$48	$(32)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC USD versus JPY	BOA	JPY	93.000	07/05/2013	$	15,200	$157	$(2)
Put - OTC USD versus JPY	BPS		95.000	07/05/2013		82,400	676	(38)
Put - OTC USD versus JPY	BOA		95.000	07/05/2013		27,600	261	(13)
Put - OTC USD versus JPY	BOA		96.000	08/12/2013		13,500	80	(114)

							$1,174	$(167)

Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$	13,700	$116	$(21)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		32,900	293	(52)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		14,800	191	(24)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020		4,900	37	(8)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		15,400	151	(28)

							$788	$(133)

Transactions	in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 12/31/2012	0	$1,202,900	EUR 19,000	$7,623
Sales	1,788	4,160,100	301,000	13,102
Closing Buys	0	0	0	0
Expirations	0	(2,296,900)	(19,000)	(8,285)
Exercised	0	(43,600)	0	(53)

Balance at 06/30/2013	1,788	$3,022,500	EUR 301,000	$12,387

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

OTC Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.447%	$	5,300	$52	$(94)	$146
Berkshire Hathaway Finance Corp.	BRC	1.000%	12/20/2013	0.238%		1,600	6	9	(3)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.447%		2,600	26	(46)	72
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.447%		2,600	26	(47)	73
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.295%		700	(4)	(6)	2
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.252%		1,000	(4)	(14)	10
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.295%		2,300	(14)	(20)	6
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.400%		1,100	(11)	(7)	(4)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.440%		18,400	(231)	(27)	(204)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.526%		31,000	(541)	(781)	240
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.295%		1,000	(7)	(16)	9
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.440%		51,100	(641)	(156)	(485)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.252%		6,600	(30)	(70)	40
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.440%		8,100	(102)	(20)	(82)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.252%		8,200	(38)	(209)	171
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.295%		5,500	(34)	(69)	35
Brazil Government International Bond	GST	1.000%	06/20/2015	1.252%		900	(4)	(12)	8
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.295%		3,300	(21)	(33)	12
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.440%		25,400	(319)	(37)	(282)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.252%		10,900	(51)	(120)	69
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.295%		3,300	(21)	(34)	13
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.473%		5,300	(78)	(31)	(47)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.252%		1,500	(6)	(14)	8
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.295%		700	(5)	(7)	2
China Government International Bond	FBF	1.000%	03/20/2015	0.492%		5,000	46	24	22
China Government International Bond	RYL	1.000%	09/20/2016	0.742%		400	4	3	1
Dell, Inc.	GST	1.000%	06/20/2018	3.712%		6,200	(753)	(104)	(649)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.108%		800	(3)	(34)	31
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.318%		5,000	135	0	135
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.318%		11,100	255	0	255
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.228%		18,800	(119)	(349)	230
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.276%		700	(6)	(11)	5
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.021%		1,100	0	(26)	26
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.524%		5,300	(105)	(156)	51
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.524%		18,500	(365)	(553)	188
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.276%		5,300	(45)	(79)	34
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.276%		2,400	(20)	(38)	18
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.524%		3,200	(63)	(99)	36
Japan Government International Bond	GST	1.000%	12/20/2015	0.390%		2,800	44	69	(25)
JPMorgan Chase & Co.	CBK	1.000%	09/20/2014	0.389%		11,000	87	111	(24)
JPMorgan Chase & Co.	FBF	1.000%	06/20/2014	0.341%		22,600	154	201	(47)
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.044%		3,600	(6)	(147)	141
MetLife, Inc.	BOA	1.000%	12/20/2014	0.412%		10,800	98	(143)	241
MetLife, Inc.	BOA	1.000%	09/20/2015	0.613%		7,500	67	(492)	559
MetLife, Inc.	BOA	1.000%	12/20/2015	0.681%		18,100	148	(865)	1,013
MetLife, Inc.	CBK	1.000%	12/20/2015	0.681%		6,900	56	(251)	307
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.789%		400	2	(6)	8
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.733%		5,500	27	(124)	151
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.733%		3,600	17	(83)	100
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.789%		1,200	6	(18)	24
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.880%		15,800	56	(116)	172
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.914%		40,900	116	99	17
Mexico Government International Bond	DUB	1.000%	03/20/2018	1.232%		400	(4)	(1)	(3)
Mexico Government International Bond	GST	1.000%	06/20/2017	1.078%		500	(2)	(5)	3
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.113%		2,400	(10)	(53)	43
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.881%		1,200	4	0	4
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.942%		7,100	15	(33)	48
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.789%		5,400	27	(63)	90
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.789%		600	3	(8)	11
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	0.665%		9,000	77	(263)	340
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.141%	EUR	16,900	68	(238)	306
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.129%		26,600	97	(398)	495
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.243%	$	7,900	106	34	72
Vodafone Group PLC	FBF	1.000%	03/20/2016	0.561%		3,900	49	56	(7)

							$(1,789)	$(6,020)	$4,231

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$	2,600	$42	$259	$(217)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015		33,800	931	4,264	(3,333)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015		18,400	507	2,222	(1,715)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015		1,000	28	137	(109)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015		400	11	50	(39)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015		37,700	1,038	4,099	(3,061)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015		3,000	83	345	(262)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015		11,000	302	1,286	(984)
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017		1,833	29	0	29
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017		4,051	63	0	63
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017		6,800	(43)	(218)	175

						$2,991	$12,444	$(9,453)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA	BRL	5,400	$(89)	$4	$(93)
Pay	1-Year BRL-CDI	8.900%	01/02/2017	UAG		14,400	(267)	1	(268)
Pay	1-Year BRL-CDI	8.950%	01/02/2017	HUS		2,300	(42)	0	(42)
Pay	1-Year BRL-CDI	9.095%	01/02/2017	GLM		9,300	(159)	0	(159)
Pay	1-Year BRL-CDI	9.130%	01/02/2017	DUB		9,000	(149)	32	(181)
Pay	1-Year BRL-CDI	9.140%	01/02/2017	MYC		4,000	(67)	13	(80)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	36	15	21
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	559	176	383
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	38	7	31
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	BRC		18,300	(25)	(11)	(14)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	HUS		54,900	(73)	(35)	(38)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	150	(264)	414
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	5	(10)	15
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	8	(34)	42
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	17	(57)	74
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	BRC		149,000	(412)	(108)	(304)
Pay	28-Day MXN-TIIE	4.750%	02/26/2018	GLM		124,600	(344)	(95)	(249)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	HUS		303,000	(712)	(483)	(229)
Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MYC		196,000	(462)	(317)	(145)
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	5	7	(2)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BOA		17,100	(93)	(26)	(67)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	BRC		13,000	(71)	(26)	(45)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	GLM		10,000	(55)	(23)	(32)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	HUS		161,500	(874)	(339)	(535)
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MYC		197,100	(1,066)	(354)	(712)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	BRC		83,000	(334)	(7)	(327)
Pay	28-Day MXN-TIIE	5.750%	09/02/2022	UAG		49,000	(197)	(5)	(192)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BPS		7,400	(36)	(10)	(26)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	BRC		6,500	(32)	(19)	(13)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	DUB		14,800	(71)	(25)	(46)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	GLM		15,600	(75)	(39)	(36)
Pay	28-Day MXN-TIIE	5.750%	06/05/2023	HUS		18,700	(90)	(31)	(59)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	BRC		14,900	(50)	(26)	(24)
Pay	28-Day MXN-TIIE	6.000%	06/05/2023	JPM		21,200	(71)	(89)	18

							$(5,098)	$(2,178)	$(2,920)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(j)	Securities with an aggregate market value of $47,135 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (5)
BOA	$(11,131)	$11,754	$623
BPS	815	(710)	105
BRC	(1,438)	1,988	550
CBK	(1,726)	1,454	(272)
DUB	2,611	(2,460)	151
FBF	(1,906)	1,822	(84)
GLM	(6,786)	6,666	(120)
GST	(655)	633	(22)
HUS	(964)	1,397	433
JPM	(573)	479	(94)
MSC	(3,287)	3,413	126
MYC	(10,973)	8,388	(2,585)
RYL	(2,484)	2,462	(22)
SOG	106	(140)	(34)
UAG	(4,511)	3,914	(597)

(5)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Variation margin receivable on financial derivative instruments (2)	$0	$0	$0	$0	$116	$116
Unrealized appreciation on foreign currency contracts	0	0	0	15,011	0	15,011
Unrealized appreciation on OTC swap agreements	0	6,360	0	0	998	7,358

	$0	$6,360	$0	$15,011	$1,114	$22,485

Liabilities:
Written options outstanding	$0	$32	$0	$167	$32,675	$32,874
Variation margin payable on financial derivative instruments (2)	0	0	0	0	2,302	2,302
Unrealized depreciation on foreign currency contracts	0	0	0	23,736	0	23,736
Unrealized depreciation on OTC swap agreements	0	11,582	0	0	3,918	15,500

	$0	$11,614	$0	$23,903	$38,895	$74,412

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized (loss) on futures contracts	$0	$0	$0	$0	$(6,646)	$(6,646)
Net realized gain on written options	0	0	0	243	8,042	8,285
Net realized gain on swaps	0	13,795	0	0	14,912	28,707
Net realized gain on foreign currency transactions	0	0	0	35,551	0	35,551

	$0	$13,795	$0	$35,794	$16,308	$65,897

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Schedule of Investments PIMCO Total Return Portfolio (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized (depreciation) on futures contracts	$0	$0	$0	$0	$(22,653)	$(22,653)
Net change in unrealized appreciation (depreciation) on written options	0	0	0	1,008	(28,210)	(27,202)
Net change in unrealized appreciation (depreciation) on swaps	0	(16,741)	0	0	22,354	5,613
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	12,029	0	12,029

	$0	$(16,741)	$0	$13,037	$(28,509)	$(32,213)

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $(21,330) and open centrally cleared swaps cumulative appreciation/(depreciation) of $25,138 as reported in the Notes to Schedule of Investments.

FAIR	VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$8,795	$3,614	$12,409
Corporate Bonds & Notes
Banking & Finance	0	1,228,350	24,288	1,252,638
Industrials	0	205,399	0	205,399
Utilities	0	79,618	0	79,618
Municipal Bonds & Notes
California	0	216,565	0	216,565
Colorado	0	4,035	0	4,035
Florida	0	5,215	0	5,215
Illinois	0	2,592	0	2,592
Iowa	0	716	0	716
Nebraska	0	7,239	0	7,239
Nevada	0	5,326	0	5,326
New Jersey	0	47,500	0	47,500
New York	0	57,117	0	57,117
Ohio	0	41,924	0	41,924
Texas	0	32,269	0	32,269
Washington	0	19,806	0	19,806
Wisconsin	0	3,569	0	3,569
U.S. Government Agencies	0	3,916,032	0	3,916,032
U.S. Treasury Obligations	0	3,492,472	0	3,492,472
Mortgage-Backed Securities	0	517,748	11,466	529,214
Asset-Backed Securities	0	188,302	11,119	199,421
Sovereign Issues	0	404,362	0	404,362
Convertible Preferred Securities
Banking & Finance	37,014	0	0	37,014
Preferred Securities
Banking & Finance	0	0	8,766	8,766

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Short-Term Instruments
Certificates of Deposit	$0	$273,095	$0	$273,095
Commercial Paper	0	47,972	0	47,972
Repurchase Agreements	0	1,200	0	1,200
Mexico Treasury Bills	0	36,663	0	36,663
U.S. Treasury Bills	0	39,428	0	39,428
Central Funds Used for Cash Management Purposes	1,607,891	0	0	1,607,891
	$1,644,905	$10,883,309	$59,253	$12,587,467

Short Sales, at value
U.S. Government Agencies	$0	$(5,211)	$0	$(5,211)

Financial Derivative Instruments - Assets
Credit Contracts	0	6,360	0	6,360
Foreign Exchange Contracts	0	15,011	0	15,011
Interest Rate Contracts	60	31,754	0	31,814
	$60	$53,125	$0	$53,185

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(11,582)	0	(11,582)
Foreign Exchange Contracts	0	(23,903)	0	(23,903)
Interest Rate Contracts	(21,390)	(42,110)	(133)	(63,633)
	$(21,390)	$(77,595)	$(133)	$(99,118)

Totals	$1,623,575	$10,853,628	$59,120	$12,536,323

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

There were assets and liabilities valued at $37,014 transferred from Level 2 to Level 1 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (2)	Net Sales (2)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (3)
Investments, at value
Bank Loan Obligations	$4,507	$0	$(647)	$3	$(17)	$(232)	$0	$0	$3,614	$(246)
Corporate Bonds & Notes
Banking & Finance	24,793	0	(124)	(25)	(1)	(355)	0	0	24,288	(349)
Mortgage-Backed Securities	13,060	0	(42)	3	9	(312)	0	(1,252)	11,466	(428)
Asset-Backed Securities	29,649	0	(18,580)	0	0	50	0	0	11,119	13
Preferred Securities
Banking & Finance	9,097	0	0	0	0	(331)	0	0	8,766	(330)

	$81,106	$0	$(19,393)	$(19)	$(9)	$(1,180)	$0	$(1,252)	$59,253	$(1,340)

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(166)	0	(2)	0	0	35	0	0	(133)	34

Totals	$80,940	$0	$(19,395)	$(19)	$(9)	$(1,145)	$0	$(1,252)	$59,120	$(1,306)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$3,614	Benchmark Pricing	Base Price	97.20
Corporate Bonds & Notes
Banking & Finance	7,659	Benchmark Pricing	Base Price	100.88
	16,629	Third Party Vendor	Broker Quote	102.79
Mortgage-Backed Securities	11,466	Benchmark Pricing	Base Price	111.50
Asset-Backed Securities	11,119	Benchmark Pricing	Base Price	100.00
Preferred Securities
Banking & Finance	8,766	Benchmark Pricing	Base Price	$7,183.47

Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(133)	Indicative Market Quotation	Broker Quote	0.16-.018

Total	$59,120

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements

1. ORGANIZATION

The PIMCO Total Return Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Administrative and Advisor. Information presented on these financial statements pertains to the Advisor Class of the Portfolio. Certain detailed financial information for the Institutional Class and Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the

Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend portfolios, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the

New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate

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Notes to Financial Statements (Cont.)

(“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemptions where the inputs of the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities,

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collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made

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Notes to Financial Statements (Cont.)

conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities

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and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Inflation-Capped Options  The Portfolio may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When the Portfolio writes an inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. When the Portfolio purchases an inflation-capped option, the Portfolio pays a premium which is recorded as an asset and subsequently marked to market to reflect the current value of the

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Notes to Financial Statements (Cont.)

option. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Options on Exchange-Traded Futures Contracts  The Portfolio may write or purchase options on exchange-traded futures contracts (“Futures Option”) to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

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If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate, sovereign or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate, sovereign or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index.

Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks   The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Portfolio’s investments in commodity-linked financial derivative instruments may subject the Portfolio to greater market price volatility than investments in traditional securities. The value of commodity-linked financial derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

36	PIMCO VARIABLE INSURANCE TRUST

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Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Lehman Brothers Holdings Inc. and the other Lehman affiliates that are subject to Chapter 11 proceedings are currently in the process of liquidating their remaining assets and making distributions to approved creditors in accordance with their Third Amended Bankruptcy Plan, which was approved by the Bankruptcy Court on January 19, 2012.

Anticipated losses for securities and financial derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain/(loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.25%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$307,450	$515,351

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$11	$0	$0	$0	$0	$11	$0	$0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$140,220	$3,238,208	$(1,770,100)	$(126)	$(322)	$1,607,880	$1,408	$0

SEMIANNUAL REPORT	JUNE 30, 2013	39

Notes to Financial Statements (Cont.)

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$18,045,263	$17,592,839	$827,945	$2,380,902

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,344	$38,510	23,935	$275,353
Administrative Class	59,539	686,072	182,735	2,088,313
Advisor Class	35,162	404,958	72,115	826,623
Issued as reinvestment of distributions
Institutional Class	474	5,444	1,534	17,696
Administrative Class	7,836	89,986	32,983	379,680
Advisor Class	1,696	19,465	6,105	70,363
Cost of shares redeemed
Institutional Class	(2,982)	(34,250)	(5,007)	(57,174)
Administrative Class	(77,390)	(885,875)	(163,368)	(1,876,021)
Advisor Class	(11,505)	(131,790)	(18,362)	(211,120)
Net increase resulting from Portfolio share transactions	16,174	$192,520	132,670	$1,513,713

As of June 30, 2013, two shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 28% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all

40	PIMCO VARIABLE INSURANCE TRUST

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open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal years ending in 2009-2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation) (1)
$12,654,528	$209,863	$(276,924)	$(67,061)

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	41

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	JPS	JPMorgan Securities, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSC	Morgan Stanley & Co., Inc.
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	MXN	Mexican Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	MYR	Malaysian Ringgit
EUR	Euro	JPY	Japanese Yen	USD	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over-the-Counter

Index Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	FSB	Federal Savings Bank

42	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT71SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Unconstrained Bond Portfolio

Share Class

■	Administrative

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates ) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Unconstrained Bond Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Administrative Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	29.1%
U.S. Government Agencies	22.7%
Short-Term Instruments	16.4%
Asset-Backed Securities	9.1%
Corporate Bonds & Notes	7.3%
Mortgage-Backed Securities	6.0%
Other	9.4%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (05/02/2011)
PIMCO Unconstrained Bond Portfolio Administrative Class	0.14%	4.05%	3.07%
3 Month USD LIBOR Index±	0.15%	0.35%	0.38%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.05% for Administrative Class shares.

± The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,001.40	$1,019.59
Expenses Paid During Period†	$5.21	$5.26
Net Annualized Expense Ratio††	1.05%	1.05%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Long U.S. duration (or sensitivity to changes in market interest rates) positioning detracted from performance as U.S. Treasury yields increased over the reporting period. Long exposure to U.S. Treasuries was offset by short duration hedging positions, primarily via interest rate swaps, as swap yields also increased.

»	Short eurozone duration positioning contributed to performance as local swap rates increased over the reporting period.

»	Long Australian duration positioning detracted from performance as local swap rates increased over the reporting period.

»

Long Brazilian duration detracted from performance due to the Portfolio’s focus on the two- to five-year portion of the yield curve, which sold off: Four-year swap rates increased from 8.44% to 11.01% over the reporting period.

»

Exposure to non-Agency mortgages contributed to performance. The ABX 06-2 Index, which generally tracks the price performance of non-Agency mortgages, increased from $66.75 to $70.25 over the reporting period.

»	Exposure to corporates detracted from performance, driven by buy-protection CDX. Spreads on the Markit CDX North America Investment Grade Index were net tighter over the reporting period.

»	Modest exposure to municipal bonds, including California Build America Bonds, detracted from returns as these securities posted negative returns over the reporting period.

»	Short positioning in the Australian dollar, Japanese yen, and British pound sterling contributed to performance as these currencies depreciated against the U.S. dollar over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		12/31/2012	05/02/2011-12/31/2011

Administrative Class
Net asset value beginning of year or period	$10.46		$9.81	$10.00
Net investment income (a)	0.09		0.19	0.15
Net realized/unrealized gain (loss)	(0.08)		0.57	(0.26)
Total income (loss) from investment operations	0.01		0.76	(0.11)
Dividends from net investment income	(0.02)		(0.11)	(0.08)
Total distributions	(0.02)		(0.11)	(0.08)
Net asset value end of year or period	$10.45		$10.46	$9.81
Total return	0.14%		7.75%	(1.05)%
Net assets end of year or period (000s)	$340,687		$267,488	$160,254
Ratio of expenses to average net assets	1.05	%*	1.05%	1.05	%*
Ratio of expenses to average net assets excluding waivers	1.05	%*	1.05%	1.10	%*
Ratio of expenses to average net assets excluding interest expense	1.05	%*	1.05%	1.05	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.05	%*	1.05%	1.10	%*
Ratio of net investment income to average net assets	1.64	%*	1.89%	2.35	%*
Portfolio turnover rate	558	%**	879%**	302	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the year or period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$367,274
Investments in Affiliates, at value	16,749
Repurchase agreements, at value	26,088
Cash	2
Deposits with counterparty	229
Foreign currency, at value	1,576
Receivable for investments sold	209,632
OTC swap premiums paid	1,688
Variation margin receivable on financial derivative instruments	106
Unrealized appreciation on foreign currency contracts	1,513
Unrealized appreciation on OTC swap agreements	850
Receivable for Portfolio shares sold	2,265
Interest and dividends receivable	1,600
Dividends receivable from Affiliates	3
Other assets	6
629,581

Liabilities:
Payable for investments purchased	$144,939
Payable for investments in Affiliates purchased	3
Payable for short sales	133,295
Written options outstanding	2,444
OTC swap premiums received	613
Variation margin payable on financial derivative instruments	219
Unrealized depreciation on foreign currency contracts	1,071
Unrealized depreciation on OTC swap agreements	2,838
Deposits from counterparty	2,845
Payable for Portfolio shares redeemed	4
Accrued investment advisory fees	153
Accrued supervisory and administrative fees	76
Accrued servicing fees	38
Reimbursement to PIMCO	6
288,544

Net Assets	$341,037

Net Assets Consist of:
Paid in capital	$330,876
Undistributed net investment income	3,611
Accumulated undistributed net realized gain	930
Net unrealized appreciation	5,620
$341,037

Net Assets:
Institutional Class	$340
Administrative Class	340,687
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	33
Administrative Class	32,609
Advisor Class	1

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.45
Administrative Class	10.45
Advisor Class	10.45

Cost of Investments	$362,180
Cost of Investments in Affiliates	$16,750
Cost of Repurchase Agreements	$26,088
Cost of Foreign Currency Held	$1,584
Proceeds Received on Short Sales	$134,963
Premiums Received on Written Options	$889

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$4,036
Dividends from Affiliate investments	19
Total Income	4,055

Expenses:
Investment advisory fees	899
Supervisory and administrative fees	450
Servicing fees - Administrative Class	225
Trustees’ fees	2
Interest expense	2
Miscellaneous expense	6
Total Expenses	1,584
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	1,583

Net Investment Income	2,472

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,011
Net realized (loss) on Affiliate investments	(1)
Net realized (loss) on futures contracts	(89)
Net realized gain on written options	664
Net realized (loss) on swaps	(1,816)
Net realized gain on foreign currency transactions	2,347
Net change in unrealized (depreciation) on investments	(4,676)
Net change in unrealized appreciation on futures contracts	621
Net change in unrealized (depreciation) on written options	(1,757)
Net change in unrealized (depreciation) on swaps	(298)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	815
Net (Loss)	(3,179)

Net (Decrease) in Net Assets Resulting from Operations	$(707)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$2,472	$4,127
Net realized gain (loss)	2,117	(2,001)
Net realized (loss) on Affiliate investments	(1)	(6)
Net capital gain distributions received from Affiliate investments	0	1
Net change in unrealized appreciation (depreciation)	(5,295)	14,030
Net change in unrealized (depreciation) on Affiliate investments	0	(2)
Net increase (decrease) resulting from operations	(707)	16,149

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(0)^
Administrative Class	(726)	(2,205)

Total Distributions	(727)	(2,205)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	74,956	93,317

Total Increase in Net Assets	73,522	107,261

Net Assets:
Beginning of period	267,515	160,254
End of period*	$341,037	$267,515

*Including undistributed net investment income of:	$3,611	$1,866

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.2%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,898	$2,934
DaVita, Inc.
4.000% due 11/01/2019		199	200
H.J. Heinz Co.
3.500% due 06/05/2020		900	901
Springleaf Financial Funding Co.
5.500% due 05/10/2017		109	109

Total Bank Loan Obligations (Cost $4,076)			4,144

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 5.5%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,339
AGFC Capital Trust
6.000% due 01/15/2067		100	76
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,491
Banco Bradesco S.A.
2.374% due 05/16/2014		300	303
Bank of America Corp.
7.625% due 06/01/2019		1,200	1,443
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		194	194
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	610
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		1,200	1,303
5.950% due 01/18/2018		600	672
6.150% due 04/01/2018		200	225
International Lease Finance Corp.
6.500% due 09/01/2014		800	836
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,688
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,352
Murray Street Investment Trust
4.647% due 03/09/2017		200	212
Prudential Covered Trust
2.997% due 09/30/2015		810	836
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	211
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,406
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	424
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		300	307
SLM Corp.
0.576% due 01/27/2014		400	397
5.000% due 04/15/2015		500	517
6.250% due 01/25/2016		200	213
Standard Chartered PLC
3.950% due 01/11/2023		200	186
Union Bank N.A.
1.224% due 06/06/2014		1,200	1,207
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		600	621
6.902% due 07/09/2020		600	661

			18,730

INDUSTRIALS 2.6%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altria Group, Inc.
4.750% due 05/05/2021	$500	$536
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	600	554
American Airlines Pass-Through Trust
8.625% due 04/15/2023	2,275	2,417
Audatex North America, Inc.
6.750% due 06/15/2018	550	580
Barrick North America Finance LLC
4.400% due 05/30/2021	100	90
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,000	2,966
DISH DBS Corp.
5.000% due 03/15/2023	200	193
General Electric Co.
2.700% due 10/09/2022	400	379
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	200	192
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	121
WMG Acquisition Corp.
6.000% due 01/15/2021	270	276

		8,949

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021	1,100	1,213
FirstEnergy Corp.
4.250% due 03/15/2023	200	186
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	842

		2,241

Total Corporate Bonds & Notes (Cost $29,284)		29,920

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,883

Total Convertible Bonds & Notes (Cost $1,800)		1,883

MUNICIPAL BONDS & NOTES 3.3%

CALIFORNIA 1.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	3,029
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,184

		4,213

MASSACHUSETTS 1.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,900	4,209

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	100	115
5.000% due 08/01/2027	100	112

		227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	$2,600	$2,528

Total Municipal Bonds & Notes (Cost $10,683)		11,177

U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
2.500% due 07/01/2028 - 02/01/2043	21,937	21,379
3.000% due 08/01/2028 - 08/01/2043	37,000	36,140
Freddie Mac
1.736% due 10/25/2021 (a)	396	40
4.000% due 07/01/2043 - 08/01/2043	5,000	5,197
4.500% due 03/01/2039 - 07/01/2043	3,926	4,136
5.500% due 06/01/2037 - 08/15/2051	976	1,056
Ginnie Mae
2.500% due 12/15/2042	996	931
3.000% due 05/15/2043 - 07/01/2043	17,000	16,815
3.500% due 07/01/2043	3,000	3,076
4.500% due 07/01/2043	4,000	4,246

Total U.S. Government Agencies (Cost $94,390)		93,016

U.S. TREASURY OBLIGATIONS 35.0%
U.S. Treasury Bonds
2.750% due 11/15/2042	5,400	4,663
3.000% due 05/15/2042	500	457
3.500% due 02/15/2039	1,000	1,018
6.250% due 08/15/2023 (i)	8,400	11,268
7.125% due 02/15/2023	200	282
7.250% due 08/15/2022	100	141
7.500% due 11/15/2024	400	593
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	910	889
0.125% due 01/15/2023	1,310	1,269
0.625% due 07/15/2021 (h)	1,135	1,172
0.750% due 02/15/2042	4,837	4,259
1.125% due 01/15/2021 (h)	3,721	3,979
2.000% due 01/15/2026	234	270
2.125% due 02/15/2041	1,168	1,421
2.375% due 01/15/2025	123	147
2.375% due 01/15/2027	922	1,110
U.S. Treasury Notes
0.250% due 01/31/2014	1,900	1,902
0.250% due 02/28/2014	900	901
0.250% due 03/31/2014	13,117	13,126
0.250% due 04/30/2014	6,200	6,204
0.250% due 05/31/2014	2,000	2,001
0.250% due 06/30/2014	1,000	1,001
0.750% due 12/15/2013	300	301
0.750% due 06/15/2014	1,000	1,005
0.875% due 01/31/2017	900	899
1.000% due 01/15/2014	300	301
1.000% due 06/30/2019	400	384
1.000% due 09/30/2019	200	191
1.000% due 11/30/2019	5,200	4,952
1.125% due 12/31/2019	3,400	3,256
1.250% due 02/15/2014 (k)	1,259	1,268
1.250% due 03/15/2014	641	646
1.250% due 04/15/2014	700	706

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/28/2019		$6,000	$5,932
1.500% due 12/31/2013		400	403
1.500% due 07/31/2016		2,400	2,457
1.625% due 08/15/2022 (k)		15,500	14,535
1.625% due 11/15/2022		100	93
1.750% due 03/31/2014		1,000	1,012
1.750% due 05/15/2023		2,200	2,059
1.875% due 04/30/2014		600	609
2.000% due 11/15/2021		4,100	4,027
2.000% due 02/15/2023		200	192
2.125% due 08/15/2021 (h)		8,800	8,760
2.250% due 05/31/2014		600	611
2.625% due 08/15/2020		400	418
3.125% due 05/15/2021		5,700	6,119

Total U.S. Treasury Obligations (Cost $123,200)			119,209

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Large Loan Trust
2.493% due 11/15/2015		2,592	2,600
BCAP LLC Trust
5.250% due 06/26/2036		919	843
Bear Stearns Adjustable Rate Mortgage Trust
2.857% due 01/25/2035		61	60
CBA Commercial Small Balance Commercial Mortgage
0.443% due 06/25/2038		5,685	3,410
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		783	588
6.000% due 05/25/2037 ^		623	484
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		402	396
First Horizon Mortgage Pass-Through Trust
2.444% due 11/25/2037		4,563	3,848
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	384	575
Harborview Mortgage Loan Trust
0.602% due 11/19/2034		$111	82
IndyMac Mortgage Loan Trust
0.403% due 04/25/2046		3,818	2,955
2.592% due 10/25/2034		78	75
JPMorgan Alternative Loan Trust
0.343% due 07/25/2036		290	286
RBSSP Resecuritization Trust
0.443% due 02/26/2037		1,467	1,327
RMAC Securities PLC
0.656% due 06/12/2044	GBP	2,066	2,871
Structured Asset Securities Corp.
5.500% due 09/25/2035		$787	787
Thornburg Mortgage Securities Trust
1.443% due 06/25/2037		190	162
5.750% due 06/25/2037		806	766
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		815	809
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045		156	141
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035		1,033	1,018
2.640% due 06/25/2035		720	719

Total Mortgage-Backed Securities (Cost $22,170)			24,802

ASSET-BACKED SECURITIES 10.9%
Access Group, Inc.
1.576% due 10/27/2025		737	737
Asset-Backed Funding Certificates Trust
0.353% due 01/25/2037		4,322	2,334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.413% due 01/25/2037		$3,006	$1,639
Avoca CLO PLC
0.575% due 09/15/2021	EUR	1,848	2,366
Bear Stearns Asset-Backed Securities Trust
0.393% due 04/25/2037		$1,087	870
1.443% due 08/25/2037		288	234
Belle Haven ABS CDO Ltd.
0.633% due 11/03/2044		375	178
0.673% due 11/03/2044		574	271
Berica ABS SRL
0.522% due 12/30/2055	EUR	1,264	1,574
Chester Asset Receivables Dealings Issuer PLC
0.696% due 04/15/2016	GBP	600	912
Citigroup Mortgage Loan Trust, Inc.
0.333% due 08/25/2036		$137	90
Countrywide Asset-Backed Certificates
0.323% due 06/25/2047		419	412
0.333% due 08/25/2037		4,000	2,934
0.343% due 04/25/2047		1,900	1,398
0.343% due 06/25/2047		3,500	2,810
0.383% due 06/25/2047		4,000	3,118
0.453% due 05/25/2036		148	147
0.473% due 09/25/2036		4,500	3,622
0.543% due 05/25/2036		400	361
5.103% due 05/25/2035		800	755
5.595% due 08/25/2035		600	497
5.668% due 07/25/2036		300	214
Credit-Based Asset Servicing and Securitization LLC
4.522% due 03/25/2037 ^		3,305	1,895
GSAMP Trust
0.423% due 03/25/2047		2,000	824
Huntington CDO Ltd.
0.543% due 11/05/2040		714	635
Morgan Stanley ABS Capital, Inc.
0.333% due 11/25/2036		287	173
Newcastle CDO Ltd.
0.613% due 12/24/2039		668	623
Securitized Asset-Backed Receivables LLC
0.958% due 02/25/2034		737	666
Sierra Madre Funding Ltd.
0.573% due 09/07/2039		1,538	1,107
0.593% due 09/07/2039		3,549	2,564
SLM Student Loan Trust
2.350% due 04/15/2039		327	328
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		666	637
Triaxx Prime CDO Ltd.
0.454% due 10/02/2039		575	411

Total Asset-Backed Securities (Cost $30,272)			37,336

SOVEREIGN ISSUES 5.5%
Australia Government Bond
5.500% due 12/15/2013	AUD	1,400	1,298
5.500% due 04/21/2023		3,100	3,238
5.750% due 05/15/2021		100	105
5.750% due 07/15/2022		600	634
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	300	418
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	397
10.000% due 12/05/2024		8,060	840
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	154
Province of Quebec
2.750% due 08/25/2021		$2,000	1,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Germany
0.750% due 09/13/2013	EUR	7,200	$9,385
Russia Government International Bond
4.500% due 04/04/2022		$400	410

Total Sovereign Issues (Cost $19,848)			18,846

SHORT-TERM INSTRUMENTS 19.7%

COMMERCIAL PAPER 0.8%
Daimler Finance North America LLC
1.070% due 10/11/2013		2,300	2,297
1.070% due 10/15/2013		300	300

			2,597

REPURCHASE AGREEMENTS (e) 7.6%
			26,088

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.071% due 09/06/2013		100	100
Freddie Mac
0.112% due 01/23/2014		300	300

			400

U.S. TREASURY BILLS 6.3%
0.137% due 02/06/2014 - 06/26/2014 (b)(f)(h)(k)		21,605	21,580

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.9%
PIMCO Short-Term Floating NAV Portfolio		1,673,895	16,749

Total Short-Term Instruments (Cost $67,408)			67,414

PURCHASED OPTIONS (g)(i) 0.7%
(Cost $1,887)			2,364

Total Investments 120.3% (Cost $405,018)			$410,111

Written Options (j) (0.7%) (Premiums $889)			(2,444)

Other Assets and Liabilities (Net) (19.6%)			(66,630)

Net Assets 100.0%			$341,037

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$25,600	U.S. Treasury Bills 0.156% due 06/26/2014	$(23,153)	$25,600	$25,600
					U.S. Treasury Bonds 2.750% due 08/15/2042	(3,022)
SSB	0.010%	06/28/2013	07/01/2013	488	Fannie Mae 2.200% due 10/17/2022	(499)	488	488

						$(26,674)	$26,088	$26,088

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowing while outstanding during the period ended June 30, 2013 was $2,599 at a weighted average interest rate of (0.108%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (2)
Fannie Mae	2.500%	07/01/2028	$15,000	$15,244	$(15,073)
Fannie Mae	3.000%	07/01/2043	7,000	6,821	(6,839)
Fannie Mae	3.500%	07/01/2028	14,000	14,726	(14,591)
Fannie Mae	3.500%	07/01/2043	50,400	52,319	(51,156)
Fannie Mae	4.000%	07/01/2043	5,000	5,254	(5,208)
Fannie Mae	4.500%	07/01/2043	4,000	4,275	(4,233)
Ginnie Mae	3.500%	07/01/2043	6,000	6,265	(6,153)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	1,938	(1,899)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	4,060	(4,181)
U.S. Treasury Bonds	4.625%	02/15/2040	800	976	(991)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	2,724	(2,725)
U.S. Treasury Notes	2.000%	02/15/2022	10,100	9,939	(9,953)
U.S. Treasury Notes	2.375%	05/31/2018	9,800	10,422	(10,293)

				$134,963	$(133,295)

(2)	Market value includes $204 of interest payable on short sales.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $294 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (3)
Global/Master Repurchase Agreement
BOA	$25,600	$(26,175)	$(575)
SSB	488	(499)	(11)

Master Securities Forward Transactions Agreement
BCY	(49,654)	(640)	(50,294)
BPG	(1,015)	0	(1,015)
FOB	(26,687)	0	(26,687)
GRE	0	294	294
GSC	(24,360)	(510)	(24,870)
JPS	(25,490)	(250)	(25,740)
MSC	0	(70)	(70)
SAL	(4,190)	(40)	(4,230)
TDM	(1,899)	0	(1,899)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,650.000	07/20/2013	4	$11	$2

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2014	1	$0
90-Day Eurodollar December Futures	Long	12/2015	100	(139)
90-Day Eurodollar September Futures	Long	09/2014	23	(3)
Euro-Bund 10-Year Bond September Futures	Short	09/2013	7	16
Euro-OAT France Government Bond September Futures	Short	09/2013	145	507
Japan Government 10-Year Bond September Futures	Short	09/2013	4	(18)
U.S. Treasury 2-Year Note September Futures	Short	09/2013	47	17
U.S. Treasury 5-Year Note September Futures	Short	09/2013	132	202
U.S. Treasury 10-Year Note September Futures	Short	09/2013	2	5
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	4	18

				$605

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$ 48	$(2)	$0
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	941	(47)	(84)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	13,200	(562)	(331)
iTraxx Europe 9 Index	(1.750%)	06/20/2018	EUR 2,700	(49)	2
iTraxx Europe 17 Index	(1.000%)	06/20/2017	17,500	22	2
iTraxx Europe 18 Index	(1.000%)	12/20/2017	17,600	95	(62)
iTraxx Europe 19 Index	(1.000%)	06/20/2018	3,100	36	(6)
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017	1,500	(103)	19
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	800	(37)	(2)

				$(647)	$ (462)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	1,800	$0	$6
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		200	0	0
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		200	(4)	(4)
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		5,900	(275)	(259)
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		200	5	6
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		200	6	7
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		2,500	318	260
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$	10,400	14	56
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		11,800	196	111
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(1)	9
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		19,500	1,174	1,225

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps: (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.920%	05/01/2023	$	1,400	$91	$95
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		16,700	(704)	(402)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		5,000	445	435
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		5,200	(534)	(568)
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		600	(67)	(71)
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		2,700	208	160
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	500	(29)	(16)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,900	(114)	(95)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	(2)	(2)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	(1)	(7)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,900	(28)	(41)
Receive	6-Month EUR-EURIBOR	1.829%	06/21/2023	EUR	1,800	38	38
Receive	6-Month EUR-EURIBOR	1.828%	06/21/2023		1,900	40	40
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023		9,900	92	252
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		1,500	(14)	4
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	360,000	59	43
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		1,050,000	33	158
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		200,000	(49)	144
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		100,000	36	40

						$933	$1,624

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $4,105 and cash of $229 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOE		$2

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
FOB	$(18)	$(18)
GSC	98	(4)
UBS	525	(95)

Centrally Cleared Swaps
BCY	29	3
DEU	64	(11)
FOB	680	(14)
GSC	265	(29)
MSC	(169)	30
SAL	309	18
UBS	(16)	7

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	13,019	$	16,817	MSC	$0	$(129)	$(129)
07/2013	GBP	8,256		12,516	HUS	0	(41)	(41)
07/2013	JPY	126,600		1,278	BRC	2	0	2
07/2013		32,400		324	JPM	0	(3)	(3)
07/2013		272,185		2,757	UAG	12	0	12
07/2013	NZD	220		180	UAG	10	0	10
07/2013	$	3,366	EUR	2,538	BRC	0	(62)	(62)
07/2013		12,715		9,725	CBK	0	(57)	(57)
07/2013		995		756	HUS	0	(11)	(11)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	7,578	GBP	4,915	BRC	$0	$(103)	$(103)
07/2013		5,220		3,341	DUB	0	(138)	(138)
07/2013		2,321	JPY	226,200	BRC	0	(40)	(40)
07/2013		328		32,000	DUB	0	(6)	(6)
07/2013		347		35,000	HUS	6	0	6
07/2013		374		38,200	RYL	11	0	11
08/2013	AUD	15,665	$	14,709	BRC	414	0	414
08/2013		68		63	DUB	1	0	1
08/2013		160		148	HUS	2	0	2
08/2013	CNY	37,356		5,980	DUB	0	(52)	(52)
08/2013		3,927		630	HUS	0	(4)	(4)
08/2013		6,606		1,057	JPM	0	(10)	(10)
08/2013		4,900		786	UAG	0	(5)	(5)
08/2013	EUR	9,725		12,717	CBK	57	0	57
08/2013		490		639	FBF	1	0	1
08/2013	GBP	4,388		6,749	BRC	77	0	77
08/2013	HUF	424,143		1,846	JPM	0	(18)	(18)
08/2013	$	1,066	AUD	1,155	DUB	0	(12)	(12)
08/2013		230	BRL	467	UAG	0	(22)	(22)
08/2013		8,418	CNY	52,831	BRC	113	0	113
08/2013		356	EUR	272	DUB	0	(2)	(2)
08/2013		697		533	HUS	0	(4)	(4)
09/2013	CAD	105	$	103	BRC	3	0	3
09/2013		42		40	HUS	0	0	0
09/2013		36		35	MSC	0	0	0
09/2013	EUR	7,000		9,177	BRC	63	0	63
09/2013		200		248	JPM	0	(12)	(12)
09/2013	MXN	20,103		1,628	JPM	87	0	87
09/2013	$	5,334	EUR	3,979	CBK	0	(153)	(153)
09/2013		890		664	FBF	0	(25)	(25)
10/2013	EUR	324	$	393	JPM	0	(29)	(29)
10/2013	RUB	7,558		232	BOA	6	0	6
10/2013	TRY	3,456		1,872	FBF	108	0	108
10/2013	$	422	EUR	324	JPM	0	0	0
10/2013		109	TRY	208	CBK	0	(3)	(3)
10/2013		70		134	FBF	0	(2)	(2)
10/2013		1,405		2,689	HUS	0	(32)	(32)
10/2013		223		427	JPM	0	(5)	(5)
02/2014	BRL	310	$	149	BOA	16	0	16
02/2014		467		225	GLM	25	0	25
02/2014		415		200	JPM	22	0	22
02/2014	$	149	BRL	310	BOA	0	(16)	(16)
02/2014		200		415	BPS	0	(22)	(22)
02/2014		225		467	GLM	0	(25)	(25)
03/2014	RUB	6,154	$	189	CBK	9	0	9
03/2014		6,155		189	FBF	9	0	9
03/2014		6,270		193	UAG	9	0	9
03/2014	$	380	RUB	12,380	GLM	0	(18)	(18)
03/2014		190		6,189	JPM	0	(10)	(10)
04/2014	CNY	6,895	$	1,104	DUB	5	0	5
04/2014	$	1,248	CNY	7,915	CBK	14	0	14
10/2016	JPY	120,988	$	1,710	DUB	431	0	431

						$1,513	$(1,071)	$442

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.140%	09/05/2013	$	$100	$0	$0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		7,500	113	33
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.120%	09/05/2013		11,000	67	10
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.080%	11/29/2013		7,300	56	17
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		1,300	2	3
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		6,900	108	30
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		2,400	4	6
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.950%	07/08/2013		5,100	240	502

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaptions: (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.288%	09/18/2013	$	3,600	$123	$201
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		1,900	87	117
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,300	263	421

								$1,063	$1,340

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-20 5-Year Index	BOA	Buy	100.500%	09/18/2013	$	2,600	$35	$41
Put - OTC CDX.HY-20 5-Year Index	BPS	Buy	100.500%	09/18/2013		1,300	21	20

							$56	$61

Foreign Currency Options

Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	FBF	$		1.333	09/16/2013		EUR	1,860	$42	$73
Put - OTC EUR versus USD	ULO			1.333	09/16/2013			1,880	43	74
Put - OTC GBP versus USD	CBK			1.568	09/16/2013		GBP	7,460	188	412
Put - OTC GBP versus USD	FBF			1.568	09/16/2013			1,120	28	62
Put - OTC USD versus BRL	JPM		BRL	1.956	02/13/2014	$		1,396	19	2
Put - OTC USD versus BRL	BOA			1.956	02/13/2014			596	8	2
Put - OTC USD versus BRL	GLM			1.956	02/13/2014			900	13	2
Put - OTC USD versus BRL	MSX			1.956	02/13/2014			1,200	16	2
Call - OTC USD versus CNY	JPM		CNY	6.420	09/11/2013			1,000	10	0
Call - OTC USD versus CNY	FBF			6.420	09/11/2013			1,000	10	0
Put - OTC USD versus CNY	FBF			6.420	09/11/2013			1,000	10	34
Put - OTC USD versus CNY	JPM			6.420	09/11/2013			1,000	10	34
Call - OTC USD versus CNY	DUB			6.552	10/11/2013			1,500	8	1
Call - OTC USD versus CNY	HUS			6.354	11/04/2013			1,800	18	4
Call - OTC USD versus CNY	HUS			6.272	01/13/2014			900	9	6
Call - OTC USD versus CNY	UAG			6.410	02/26/2014			791	3	4
Call - OTC USD versus CNY	CBK			6.410	02/26/2014			1,518	5	7
Call - OTC USD versus CNY	BRC			6.410	02/26/2014			1,592	6	7
Call - OTC USD versus CNY	UAG			6.386	04/09/2014			1,700	6	11
Call - OTC USD versus CNY	BPS			6.386	04/09/2014			1,800	6	12
Call - OTC USD versus CNY	JPM			6.236	05/19/2014			2,170	22	31
Call - OTC USD versus CNY	HUS			6.236	05/19/2014			3,352	34	48
Put - OTC USD versus CNY	JPM			6.236	05/19/2014			2,170	22	16
Put - OTC USD versus CNY	HUS			6.236	05/19/2014			3,352	34	25
Call - OTC USD versus CNY	RYL			6.248	06/04/2014			700	8	10
Call - OTC USD versus CNY	UAG			6.248	06/04/2014			2,300	28	33
Put - OTC USD versus CNY	UAG			6.248	06/04/2014			2,300	28	20
Put - OTC USD versus CNY	RYL			6.248	06/04/2014			700	8	6
Call - OTC USD versus CNY	DUB			6.249	06/04/2014			400	5	6
Put - OTC USD versus CNY	DUB			6.249	06/04/2014			400	5	4
Put - OTC USD versus INR	JPM		INR	53.000	09/02/2013			768	8	0
Put - OTC USD versus INR	JPM			53.500	02/28/2014			768	11	2
Put - OTC USD versus RUB	UAG		RUB	30.000	02/13/2014			1,000	14	2
Put - OTC USD versus RUB	HUS			30.000	02/13/2014			2,100	27	3
Put - OTC USD versus RUB	FBF			30.000	02/13/2014			2,900	41	6
Put - OTC USD versus RUB	CBK			30.000	02/13/2014			200	4	0

									$757	$961

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,100	$13	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,600	3	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,000	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	$	1,400	4	(31)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	09/05/2013		100	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaptions: (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	$	1,100	$3	$(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		16,100	51	(258)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		34,400	96	(619)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		7,200	18	(157)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	96	(196)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	264	(546)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,500	24	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		600	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,500	8	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	8	(1)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	400	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(6)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.710%	09/05/2013		11,000	77	(222)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.920%	11/29/2013		7,300	70	(167)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,600	3	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,600	10	(24)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(11)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,800	7	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,800	14	(27)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,500	17	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,500	17	(84)

								$825	$(2,378)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.HY-20 5-Year Index	BOA	Buy	107.000%	07/17/2013	$	1,300	$7	$0
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013		13,000	36	(44)
Put - OTC CDX.IG-20 5-Year Index	BPS	Sell	1.000%	09/18/2013		6,500	21	(22)

							$64	$(66)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2012	0	$77,700	EUR	4,800	$792
Sales	240	213,100		45,900	964
Closing Buys	(240)	(38,800)		0	(168)
Expirations	0	(73,600)		(32,000)	(566)
Exercised	0	(37,300)		0	(133)

Balance at 06/30/2013	0	$141,100	EUR	18,700	$889

OTC Swap Agreements:

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	0.950%	$	100	$(1)	$0	$(1)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.466%		100	(2)	(1)	(1)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.423%		100	(2)	(1)	(1)
Australia & New Zealand Banking Group Ltd.	BOA	(1.000%	)	06/20/2018	1.133%		200	1	(2)	3
Australia & New Zealand Banking Group Ltd.	CBK	(1.000%	)	06/20/2018	1.133%		800	4	(10)	14
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.114%	EUR	200	1	9	(8)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2018	1.388%		200	4	3	1
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.185%		300	2	31	(29)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.114%		300	1	13	(12)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.185%		200	2	21	(19)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	1.203%	$	3,000	19	425	(406)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.729%		200	(2)	2	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.485%		100	(2)	0	(2)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.729%		800	(9)	(2)	(7)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.485%		100	(1)	1	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp.	GST	(1.000%	)	03/20/2018	0.863%	$	400	$(3)	$(4)	$1
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.436%		300	(6)	(2)	(4)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.261%		400	(11)	(10)	(1)
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.698%		100	(1)	(2)	1
COX Communications, Inc.	FBF	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.698%		100	(1)	(2)	1
COX Communications, Inc.	MYC	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
CVS Caremark Corp.	CBK	(1.000%	)	03/20/2018	0.366%		200	(6)	(6)	0
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.075%		400	2	18	(16)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.143%		100	1	4	(3)
DIRECTV Holdings LLC	GST	(1.000%	)	03/20/2018	1.263%		100	2	3	(1)
DIRECTV Holdings LLC	MYC	(1.000%	)	03/20/2018	1.263%		100	1	3	(2)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.303%		200	(7)	(6)	(1)
Ericsson LM Telephone Co.	FBF	(1.000%	)	03/20/2018	0.917%	EUR	200	(1)	4	(5)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.813%	$	300	(2)	4	(6)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	1.820%	EUR	100	3	9	(6)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	1.820%		100	3	7	(4)
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.103%	$	100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.255%		100	(3)	(2)	(1)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.212%		100	(3)	(2)	(1)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.296%		300	(8)	(8)	0
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.244%		100	(3)	(2)	(1)
Home Depot, Inc.	MYC	(1.000%	)	03/20/2018	0.360%		200	(6)	(6)	0
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.208%		200	(7)	(7)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.143%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.142%		100	(3)	(3)	0
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.953%	EUR	100	25	10	15
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.759%	$	200	(2)	3	(5)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.759%		100	(1)	1	(2)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	0.649%		100	(1)	(1)	0
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.481%		300	(5)	(1)	(4)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.497%		400	7	21	(14)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.497%		100	2	6	(4)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.441%		500	(12)	(10)	(2)
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.520%		200	(5)	(3)	(2)
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.411%		100	(2)	(2)	0
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.441%		100	(3)	(2)	(1)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.295%		100	(2)	(3)	1
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.441%		100	(3)	(2)	(1)
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.411%		300	(7)	(5)	(2)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.537%		1,500	(26)	11	(37)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	0.587%		300	(5)	0	(5)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.481%		100	(2)	1	(3)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.537%		200	(3)	3	(6)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	0.587%		200	(3)	1	(4)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.384%		200	(4)	3	(7)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.493%		800	(15)	(3)	(12)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.538%		400	(7)	(3)	(4)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.633%		400	(6)	(1)	(5)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.384%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.577%		200	(4)	2	(6)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.493%		200	(3)	(1)	(2)
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.144%		300	(11)	(11)	0
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.144%		200	(7)	(7)	0
Mondelez International, Inc.	MYC	(1.000%	)	03/20/2018	0.375%		200	(5)	(6)	1
Newell Rubbermaid, Inc.	BPS	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	BPS	(1.000%	)	06/20/2018	0.784%		200	(2)	(3)	1
Newell Rubbermaid, Inc.	BRC	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	DUB	(1.000%	)	06/20/2018	0.784%		100	(1)	(2)	1
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.633%		100	(1)	1	(2)
Newell Rubbermaid, Inc.	GST	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.149%		100	0	0	0
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.535%		300	(7)	(3)	(4)
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.535%		200	(4)	(1)	(3)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.581%		100	(2)	(1)	(1)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.307%		100	(2)	0	(2)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.535%		600	(12)	(3)	(9)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.235%		200	(7)	(6)	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.344%		200	(5)	(5)	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.322%	$	300	$(8)	$(9)	$1
Omnicom Group, Inc.	DUB	(1.000%	)	03/20/2018	0.547%		100	(2)	(2)	0
Qwest Corp.	BRC	(1.000%	)	03/20/2018	0.894%		100	0	0	0
Qwest Corp.	GST	(1.000%	)	03/20/2018	0.894%		100	(1)	0	(1)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.737%	EUR	200	(2)	3	(5)
Raytheon Co.	BRC	(1.000%	)	03/20/2018	0.401%	$	200	(6)	(6)	0
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.321%		200	(5)	(6)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.239%		100	(3)	(3)	0
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.321%		300	(9)	(10)	1
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.551%		100	(1)	1	(2)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.551%		100	(1)	1	(2)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.266%	EUR	200	2	6	(4)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.266%		100	2	4	(2)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.266%		100	1	3	(2)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.503%	$	100	(2)	(1)	(1)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.500%		100	(2)	0	(2)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.500%		200	(4)	1	(5)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.500%		100	(1)	1	(2)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.375%		400	3	7	(4)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.375%		100	1	2	(1)
Target Corp.	BOA	(1.000%	)	09/20/2016	0.186%		100	(3)	(2)	(1)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.224%		900	(26)	(22)	(4)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.239%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.252%		500	(16)	(14)	(2)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.239%		200	(6)	(6)	0
Target Corp.	GST	(1.000%	)	03/20/2018	0.321%		200	(6)	(6)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.186%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.172%		100	(2)	(2)	0
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	0.812%	EUR	100	(1)	3	(4)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	0.812%		100	(1)	3	(4)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.159%	$	100	(3)	(3)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.230%		100	(3)	(3)	0
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.207%		400	(13)	(13)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.146%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.210%		400	(13)	(13)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.527%		100	(3)	(2)	(1)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.448%		100	(2)	1	(3)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.479%		100	(2)	2	(4)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.448%		300	(7)	4	(11)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.479%		100	(2)	2	(4)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.479%		200	(3)	5	(8)
Weyerhaeuser Co.	BPS	(1.000%	)	06/20/2018	1.164%		100	1	0	1
Whirlpool Corp.	FBF	(1.000%	)	12/20/2017	1.121%		2,500	11	51	(40)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	0.664%		100	(2)	2	(4)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.510%		400	(9)	(8)	(1)

								$(376)	$400	$(776)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	0.805%	$	100	$1	$(5)	$6
Safeway, Inc.	BOA	1.000%	12/20/2022	3.120%		100	(16)	(24)	8

							$(15)	$(29)	$14

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046	$	185	$55	$75	$(20)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		92	27	38	(11)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		92	28	38	(10)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		89	41	46	(5)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		178	83	92	(9)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		268	125	138	(13)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	4,500	$75	$35	$40
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		900	26	123	(97)
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		500	15	35	(20)
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		400	12	20	(8)
iTraxx Europe Senior Financials 19 Index	BPS	(1.000%	)	06/20/2018		800	33	20	13
iTraxx Europe Senior Financials 19 Index	DUB	(1.000%	)	06/20/2018		700	28	17	11
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	1	5	(4)

							$546	$697	$(151)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	$	99	$(4)	$(12)	$8
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	4,500	(76)	(165)	89

						$(80)	$(177)	$97

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	4,100	$(49)	$(10)	$(39)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		9,100	(105)	(19)	(86)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		1,300	(14)	(2)	(12)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		34,600	(341)	(22)	(319)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		10,000	(97)	(2)	(95)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		400	(4)	0	(4)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		5,100	(36)	10	(46)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		1,500	(12)	0	(12)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		1,600	(13)	0	(13)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		1,400	(5)	9	(14)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		5,400	(19)	33	(52)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		3,600	38	2	36
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		3,000	32	3	29
Pay	1-Year BRL-CDI	8.415%	01/02/2017	DUB		8,700	(202)	0	(202)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		4,200	(98)	7	(105)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		300	(7)	0	(7)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		2,300	(53)	(1)	(52)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		2,800	(65)	1	(66)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		3,000	(66)	(10)	(56)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		4,000	(88)	(10)	(78)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		3,400	(77)	0	(77)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		1,600	(31)	12	(43)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaps: (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS	BRL	4,700	$(100)	$8	$(108)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		4,500	(93)	1	(94)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		3,900	(64)	16	(80)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		4,900	(73)	48	(121)
Pay	1-Year BRL-CDI	9.110%	01/02/2017	BRC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		200	(3)	0	(3)
Pay	1-Year BRL-CDI	10.460%	01/02/2017	BOA		2,300	(9)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	1,700	84	8	76
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	84	12	72
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	211	20	191
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	200	19	181
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		100	(2)	1	(3)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		300	0	1	(1)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	72	39	33
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	19	10	9

							$(988)	$184	$(1,172)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $1,955 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(492)	$331	$(161)
BPS	(27)	0	(27)
BRC	678	(570)	108
CBK	(66)	281	215
DUB	(366)	321	(45)
FBF	359	(240)	119
GLM	(67)	0	(67)
GST	47	0	47
HUS	(401)	591	190
JPM	53	0	53
MSC	(129)	121	(8)
MSX	2	(90)	(88)
MYC	(315)	231	(84)
RYL	(183)	0	(183)
SOG	3	0	3
UAG	277	(300)	(23)
ULO	74	0	74

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$61	$2	$961	$1,340	$2,364
Variation margin receivable on financial derivative instruments (2)	0	77	0	0	29	106
Unrealized appreciation on foreign currency contracts	0	0	0	1,513	0	1,513
Unrealized appreciation on OTC swap agreements	0	223	0	0	627	850

	$0	$361	$2	$2,474	$1,996	$4,833

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$66	$0	$0	$2,378	$2,444
Variation margin payable on financial derivative instruments (2)	0	3	0	0	216	219
Unrealized depreciation on foreign currency contracts	0	0	0	1,071	0	1,071
Unrealized depreciation on OTC swap agreements	0	1,039	0	0	1,799	2,838

	$0	$1,108	$0	$1,071	$4,393	$6,572

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$(132)	$(58)	$(66)	$(193)	$(449)
Net realized (loss) on futures contracts	0	0	(68)	0	(21)	(89)
Net realized gain (loss) on written options	0	193	20	(33)	440	620
Net realized (loss) on swaps	0	(1,143)	0	0	(673)	(1,816)
Net realized gain on foreign currency transactions	0	0	0	1,763	0	1,763

	$0	$(1,082)	$(106)	$1,664	$(447)	$29

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$(49)	$(9)	$340	$598	$880
Net change in unrealized appreciation on futures contracts	0	0	0	0	621	621
Net change in unrealized appreciation (depreciation) on written options	0	4	0	0	(1,761)	(1,757)
Net change in unrealized (depreciation) on swaps	0	(204)	0	0	(94)	(298)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	824	0	824

	$0	$(249)	$(9)	$1,164	$(636)	$270

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $605 and open centrally cleared swaps cumulative appreciation/(depreciation) of $1,162 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$1,210	$2,934	$4,144
Corporate Bonds & Notes
Banking & Finance	0	18,536	194	18,730
Industrials	0	6,532	2,417	8,949
Utilities	0	2,241	0	2,241
Convertible Bonds & Notes
Industrials	0	1,883	0	1,883
Municipal Bonds & Notes
California	0	4,213	0	4,213
Massachusetts	0	4,209	0	4,209
New York	0	227	0	227
Washington	0	2,528	0	2,528
U.S. Government Agencies	0	92,580	436	93,016
U.S. Treasury Obligations	0	119,209	0	119,209
Mortgage-Backed Securities	0	23,959	843	24,802
Asset-Backed Securities	0	37,336	0	37,336
Sovereign Issues	0	18,846	0	18,846
Short-Term Instruments
Commercial Paper	0	2,597	0	2,597
Repurchase Agreements	0	26,088	0	26,088
Short-Term Notes	0	400	0	400
U.S. Treasury Bills	0	21,580	0	21,580
Central Funds Used for Cash Management Purposes	16,749	0	0	16,749
Purchased Options
Credit Contracts	0	61	0	61

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$2	$0	$2
Foreign Exchange Contracts	0	961	0	961
Interest Rate Contracts	0	1,330	10	1,340
	$16,749	$386,528	$6,834	$410,111

Short Sales, at value
U.S. Government Agencies	0	(103,253)	0	(103,253)
U.S. Treasury Obligations	0	(30,042)	0	(30,042)
	$0	$(133,295)	$0	$(133,295)

Financial Derivative Instruments - Assets
Credit Contracts	0	246	0	246
Foreign Exchange Contracts	0	1,513	0	1,513
Interest Rate Contracts	765	3,716	0	4,481
	$765	$5,475	$0	$6,240

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,524)	0	(1,524)
Foreign Exchange Contracts	0	(1,071)	0	(1,071)
Interest Rate Contracts	(160)	(5,708)	0	(5,868)
	$(160)	$(8,303)	$0	$(8,463)

Totals	$17,354	$250,405	$6,834	$274,593

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

June 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$2,934	$0	$2,934	$0
Corporate Bonds & Notes
Banking & Finance	209	0	(6)	0	0	(9)	0	0	194	(9)
Industrials	2,438	0	(75)	(2)	(3)	59	0	0	2,417	60
U.S. Government Agencies	453	0	0	0	0	(17)	0	0	436	(16)
Mortgage-Backed Securities	862	0	(45)	1	6	19	0	0	843	19
Asset-Backed Securities	4,522	0	(420)	32	158	240	0	(4,532)	0	0
Interest Rate Contracts	0	7	0	0	0	3	0	0	10	3

Totals	$8,484	$7	$(546)	$31	$161	$295	$2,934	$(4,532)	$6,834	$57

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$2,934	Third Party Vendor	Broker Quote	101.25
Corporate Bonds & Notes
Banking & Finance	194	Third Party Vendor	Broker Quote	100.00
Industrials	2,417	Third Party Vendor	Broker Quote	106.25
U.S. Government Agencies	436	Benchmark Pricing	Base Price	109.16
Mortgage-Backed Securities	843	Third Party Vendor	Broker Quote	91.75
Interest Rate Contracts	10	Indicative Market Quotation	Broker Quote	0.26

Total	$6,834

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Advisor and Administrative. Information presented on these financial statements pertains to the Administrative Class of the Portfolio. Certain detailed financial information for the Advisor Class and Institutional Class is provided separately and is available upon request. Certain detailed financial information for the advisor class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”).

Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the

SEMIANNUAL REPORT	JUNE 30, 2013	29

Notes to Financial Statements (Cont.)

U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the

30	PIMCO VARIABLE INSURANCE TRUST

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Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered.

Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a

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Notes to Financial Statements (Cont.)

futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined

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in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to,

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Notes to Financial Statements (Cont.)

investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

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If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets

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Notes to Financial Statements (Cont.)

and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted

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pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $17,973.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio did not engage in any purchase and sales of securities from or to certain funds.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay

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Notes to Financial Statements (Cont.)

Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$8,331	$28,819	$(20,400)	$(1)	$0	$16,749	$19	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,782,705	$1,742,164	$23,135	$20,961

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	31	$322	3	$26
Administrative Class	9,108	96,467	13,049	132,143
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	0	1	0	0
Administrative Class	68	726	217	2,197
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(6)	0	0
Administrative Class	(2,131)	(22,564)	(4,037)	(41,049)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	7,076	$74,956	9,232	$93,317

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 82% of the Portfolio.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal year ending in 2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$405,848	$12,315	$(8,052)	$4,263

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	39

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.	ULO	UBS AG London
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT75SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Unconstrained Bond Portfolio

Share Class

■	Institutional

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates ) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Unconstrained Bond Portfolio

Cumulative Returns Through June 30, 2013

$10,000 invested at the end of the month when the Portfolio’s Institutional Class commenced operations.

Allocation Breakdown‡

U.S. Treasury Obligations	29.1%
U.S. Government Agencies	22.7%
Short-Term Instruments	16.4%
Asset-Backed Securities	9.1%
Corporate Bonds & Notes	7.3%
Mortgage-Backed Securities	6.0%
Other	9.4%
‡	% of Total Investments as of 06/30/13

Average Annual Total Return for the period ended June 30, 2013
	6 Months*	1 Year	Class Inception (04/30/2012)
PIMCO Unconstrained Bond Portfolio Institutional Class	0.21%	4.21%	4.93%
3 Month USD LIBOR Index±	0.15%	0.35%	0.37%

All Portfolio returns are net of fees and expenses.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 0.90% for Institutional Class shares.

± The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$1,002.10	$1,020.33
Expenses Paid During Period†	$4.47	$4.51
Net Annualized Expense Ratio	0.90%	0.90%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Long U.S. duration (or sensitivity to changes in market interest rates) positioning detracted from performance as U.S. Treasury yields increased over the reporting period. Long exposure to U.S. Treasuries was offset by short duration hedging positions, primarily via interest rate swaps, as swap yields also increased.

»	Short eurozone duration positioning contributed to performance as local swap rates increased over the reporting period.

»	Long Australian duration positioning detracted from performance as local swap rates increased over the reporting period.

»

Long Brazilian duration detracted from performance due to the Portfolio’s focus on the two- to five-year portion of the yield curve, which sold off: Four-year swap rates increased from 8.44% to 11.01% over the reporting period.

»

Exposure to non-Agency mortgages contributed to performance. The ABX 06-2 Index, which generally tracks the price performance of non-Agency mortgages, increased from $66.75 to $70.25 over the reporting period.

»	Exposure to corporates detracted from performance, driven by buy-protection CDX. Spreads on the Markit CDX North America Investment Grade Index were net tighter over the reporting period.

»	Modest exposure to municipal bonds, including California Build America Bonds, detracted from returns as these securities posted negative returns over the reporting period.

»	Short positioning in the Australian dollar, Japanese yen, and British pound sterling contributed to performance as these currencies depreciated against the U.S. dollar over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Year or Period Ended:	06/30/2013+		04/30/2012-12/31/2012

Institutional Class
Net asset value beginning of year or period	$10.46		$9.98
Net investment income (a)	0.10		0.14
Net realized/unrealized gain (loss)	(0.08)		0.41
Total income from investment operations	0.02		0.55
Dividends from net investment income	(0.03)		(0.07)
Total distributions	(0.03)		(0.07)
Net asset value end of year or period	$10.45		$10.46
Total return	0.21%		5.55%
Net assets end of year or period (000s)	$340		$27
Ratio of expenses to average net assets	0.90	%*	0.90	%*
Ratio of expenses to average net assets excluding interest expense	0.90	%*	0.90	%*
Ratio of net investment income to average net assets	1.84	%*	2.01	%*
Portfolio turnover rate	558	%**	879	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$367,274
Investments in Affiliates, at value	16,749
Repurchase agreements, at value	26,088
Cash	2
Deposits with counterparty	229
Foreign currency, at value	1,576
Receivable for investments sold	209,632
OTC swap premiums paid	1,688
Variation margin receivable on financial derivative instruments	106
Unrealized appreciation on foreign currency contracts	1,513
Unrealized appreciation on OTC swap agreements	850
Receivable for Portfolio shares sold	2,265
Interest and dividends receivable	1,600
Dividends receivable from Affiliates	3
Other assets	6
629,581

Liabilities:
Payable for investments purchased	$144,939
Payable for investments in Affiliates purchased	3
Payable for short sales	133,295
Written options outstanding	2,444
OTC swap premiums received	613
Variation margin payable on financial derivative instruments	219
Unrealized depreciation on foreign currency contracts	1,071
Unrealized depreciation on OTC swap agreements	2,838
Deposits from counterparty	2,845
Payable for Portfolio shares redeemed	4
Accrued investment advisory fees	153
Accrued supervisory and administrative fees	76
Accrued servicing fees	38
Reimbursement to PIMCO	6
288,544

Net Assets	$341,037

Net Assets Consist of:
Paid in capital	$330,876
Undistributed net investment income	3,611
Accumulated undistributed net realized gain	930
Net unrealized appreciation	5,620
$341,037

Net Assets:
Institutional Class	$340
Administrative Class	340,687
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	33
Administrative Class	32,609
Advisor Class	1

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.45
Administrative Class	10.45
Advisor Class	10.45

Cost of Investments	$362,180
Cost of Investments in Affiliates	$16,750
Cost of Repurchase Agreements	$26,088
Cost of Foreign Currency Held	$1,584
Proceeds Received on Short Sales	$134,963
Premiums Received on Written Options	$889

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$4,036
Dividends from Affiliate investments	19
Total Income	4,055

Expenses:
Investment advisory fees	899
Supervisory and administrative fees	450
Servicing fees - Administrative Class	225
Trustees’ fees	2
Interest expense	2
Miscellaneous expense	6
Total Expenses	1,584
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	1,583

Net Investment Income	2,472

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,011
Net realized (loss) on Affiliate investments	(1)
Net realized (loss) on futures contracts	(89)
Net realized gain on written options	664
Net realized (loss) on swaps	(1,816)
Net realized gain on foreign currency transactions	2,347
Net change in unrealized (depreciation) on investments	(4,676)
Net change in unrealized appreciation on futures contracts	621
Net change in unrealized (depreciation) on written options	(1,757)
Net change in unrealized (depreciation) on swaps	(298)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	815
Net (Loss)	(3,179)

Net (Decrease) in Net Assets Resulting from Operations	$(707)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$2,472	$4,127
Net realized gain (loss)	2,117	(2,001)
Net realized (loss) on Affiliate investments	(1)	(6)
Net capital gain distributions received from Affiliate investments	0	1
Net change in unrealized appreciation (depreciation)	(5,295)	14,030
Net change in unrealized (depreciation) on Affiliate investments	0	(2)
Net increase (decrease) resulting from operations	(707)	16,149

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(0)^
Administrative Class	(726)	(2,205)

Total Distributions	(727)	(2,205)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	74,956	93,317

Total Increase in Net Assets	73,522	107,261

Net Assets:
Beginning of period	267,515	160,254
End of period*	$341,037	$267,515

*Including undistributed net investment income of:	$3,611	$1,866

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.2%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,898	$2,934
DaVita, Inc.
4.000% due 11/01/2019		199	200
H.J. Heinz Co.
3.500% due 06/05/2020		900	901
Springleaf Financial Funding Co.
5.500% due 05/10/2017		109	109

Total Bank Loan Obligations (Cost $4,076)			4,144

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 5.5%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,339
AGFC Capital Trust
6.000% due 01/15/2067		100	76
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,491
Banco Bradesco S.A.
2.374% due 05/16/2014		300	303
Bank of America Corp.
7.625% due 06/01/2019		1,200	1,443
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		194	194
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	610
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		1,200	1,303
5.950% due 01/18/2018		600	672
6.150% due 04/01/2018		200	225
International Lease Finance Corp.
6.500% due 09/01/2014		800	836
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,688
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,352
Murray Street Investment Trust
4.647% due 03/09/2017		200	212
Prudential Covered Trust
2.997% due 09/30/2015		810	836
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	211
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,406
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	424
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		300	307
SLM Corp.
0.576% due 01/27/2014		400	397
5.000% due 04/15/2015		500	517
6.250% due 01/25/2016		200	213
Standard Chartered PLC
3.950% due 01/11/2023		200	186
Union Bank N.A.
1.224% due 06/06/2014		1,200	1,207
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		600	621
6.902% due 07/09/2020		600	661

			18,730

INDUSTRIALS 2.6%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altria Group, Inc.
4.750% due 05/05/2021	$500	$536
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	600	554
American Airlines Pass-Through Trust
8.625% due 04/15/2023	2,275	2,417
Audatex North America, Inc.
6.750% due 06/15/2018	550	580
Barrick North America Finance LLC
4.400% due 05/30/2021	100	90
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,000	2,966
DISH DBS Corp.
5.000% due 03/15/2023	200	193
General Electric Co.
2.700% due 10/09/2022	400	379
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	200	192
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	121
WMG Acquisition Corp.
6.000% due 01/15/2021	270	276

		8,949

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021	1,100	1,213
FirstEnergy Corp.
4.250% due 03/15/2023	200	186
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	842

		2,241

Total Corporate Bonds & Notes (Cost $29,284)		29,920

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,883

Total Convertible Bonds & Notes (Cost $1,800)		1,883

MUNICIPAL BONDS & NOTES 3.3%

CALIFORNIA 1.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	3,029
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,184

		4,213

MASSACHUSETTS 1.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,900	4,209

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	100	115
5.000% due 08/01/2027	100	112

		227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	$2,600	$2,528

Total Municipal Bonds & Notes (Cost $10,683)		11,177

U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
2.500% due 07/01/2028 - 02/01/2043	21,937	21,379
3.000% due 08/01/2028 - 08/01/2043	37,000	36,140
Freddie Mac
1.736% due 10/25/2021 (a)	396	40
4.000% due 07/01/2043 - 08/01/2043	5,000	5,197
4.500% due 03/01/2039 - 07/01/2043	3,926	4,136
5.500% due 06/01/2037 - 08/15/2051	976	1,056
Ginnie Mae
2.500% due 12/15/2042	996	931
3.000% due 05/15/2043 - 07/01/2043	17,000	16,815
3.500% due 07/01/2043	3,000	3,076
4.500% due 07/01/2043	4,000	4,246

Total U.S. Government Agencies (Cost $94,390)		93,016

U.S. TREASURY OBLIGATIONS 35.0%
U.S. Treasury Bonds
2.750% due 11/15/2042	5,400	4,663
3.000% due 05/15/2042	500	457
3.500% due 02/15/2039	1,000	1,018
6.250% due 08/15/2023 (i)	8,400	11,268
7.125% due 02/15/2023	200	282
7.250% due 08/15/2022	100	141
7.500% due 11/15/2024	400	593
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	910	889
0.125% due 01/15/2023	1,310	1,269
0.625% due 07/15/2021 (h)	1,135	1,172
0.750% due 02/15/2042	4,837	4,259
1.125% due 01/15/2021 (h)	3,721	3,979
2.000% due 01/15/2026	234	270
2.125% due 02/15/2041	1,168	1,421
2.375% due 01/15/2025	123	147
2.375% due 01/15/2027	922	1,110
U.S. Treasury Notes
0.250% due 01/31/2014	1,900	1,902
0.250% due 02/28/2014	900	901
0.250% due 03/31/2014	13,117	13,126
0.250% due 04/30/2014	6,200	6,204
0.250% due 05/31/2014	2,000	2,001
0.250% due 06/30/2014	1,000	1,001
0.750% due 12/15/2013	300	301
0.750% due 06/15/2014	1,000	1,005
0.875% due 01/31/2017	900	899
1.000% due 01/15/2014	300	301
1.000% due 06/30/2019	400	384
1.000% due 09/30/2019	200	191
1.000% due 11/30/2019	5,200	4,952
1.125% due 12/31/2019	3,400	3,256
1.250% due 02/15/2014 (k)	1,259	1,268
1.250% due 03/15/2014	641	646
1.250% due 04/15/2014	700	706

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/28/2019		$6,000	$5,932
1.500% due 12/31/2013		400	403
1.500% due 07/31/2016		2,400	2,457
1.625% due 08/15/2022 (k)		15,500	14,535
1.625% due 11/15/2022		100	93
1.750% due 03/31/2014		1,000	1,012
1.750% due 05/15/2023		2,200	2,059
1.875% due 04/30/2014		600	609
2.000% due 11/15/2021		4,100	4,027
2.000% due 02/15/2023		200	192
2.125% due 08/15/2021 (h)		8,800	8,760
2.250% due 05/31/2014		600	611
2.625% due 08/15/2020		400	418
3.125% due 05/15/2021		5,700	6,119

Total U.S. Treasury Obligations (Cost $123,200)			119,209

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Large Loan Trust
2.493% due 11/15/2015		2,592	2,600
BCAP LLC Trust
5.250% due 06/26/2036		919	843
Bear Stearns Adjustable Rate Mortgage Trust
2.857% due 01/25/2035		61	60
CBA Commercial Small Balance Commercial Mortgage
0.443% due 06/25/2038		5,685	3,410
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		783	588
6.000% due 05/25/2037 ^		623	484
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		402	396
First Horizon Mortgage Pass-Through Trust
2.444% due 11/25/2037		4,563	3,848
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	384	575
Harborview Mortgage Loan Trust
0.602% due 11/19/2034		$111	82
IndyMac Mortgage Loan Trust
0.403% due 04/25/2046		3,818	2,955
2.592% due 10/25/2034		78	75
JPMorgan Alternative Loan Trust
0.343% due 07/25/2036		290	286
RBSSP Resecuritization Trust
0.443% due 02/26/2037		1,467	1,327
RMAC Securities PLC
0.656% due 06/12/2044	GBP	2,066	2,871
Structured Asset Securities Corp.
5.500% due 09/25/2035		$787	787
Thornburg Mortgage Securities Trust
1.443% due 06/25/2037		190	162
5.750% due 06/25/2037		806	766
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		815	809
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045		156	141
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035		1,033	1,018
2.640% due 06/25/2035		720	719

Total Mortgage-Backed Securities (Cost $22,170)			24,802

ASSET-BACKED SECURITIES 10.9%
Access Group, Inc.
1.576% due 10/27/2025		737	737
Asset-Backed Funding Certificates Trust
0.353% due 01/25/2037		4,322	2,334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.413% due 01/25/2037		$3,006	$1,639
Avoca CLO PLC
0.575% due 09/15/2021	EUR	1,848	2,366
Bear Stearns Asset-Backed Securities Trust
0.393% due 04/25/2037		$1,087	870
1.443% due 08/25/2037		288	234
Belle Haven ABS CDO Ltd.
0.633% due 11/03/2044		375	178
0.673% due 11/03/2044		574	271
Berica ABS SRL
0.522% due 12/30/2055	EUR	1,264	1,574
Chester Asset Receivables Dealings Issuer PLC
0.696% due 04/15/2016	GBP	600	912
Citigroup Mortgage Loan Trust, Inc.
0.333% due 08/25/2036		$137	90
Countrywide Asset-Backed Certificates
0.323% due 06/25/2047		419	412
0.333% due 08/25/2037		4,000	2,934
0.343% due 04/25/2047		1,900	1,398
0.343% due 06/25/2047		3,500	2,810
0.383% due 06/25/2047		4,000	3,118
0.453% due 05/25/2036		148	147
0.473% due 09/25/2036		4,500	3,622
0.543% due 05/25/2036		400	361
5.103% due 05/25/2035		800	755
5.595% due 08/25/2035		600	497
5.668% due 07/25/2036		300	214
Credit-Based Asset Servicing and Securitization LLC
4.522% due 03/25/2037 ^		3,305	1,895
GSAMP Trust
0.423% due 03/25/2047		2,000	824
Huntington CDO Ltd.
0.543% due 11/05/2040		714	635
Morgan Stanley ABS Capital, Inc.
0.333% due 11/25/2036		287	173
Newcastle CDO Ltd.
0.613% due 12/24/2039		668	623
Securitized Asset-Backed Receivables LLC
0.958% due 02/25/2034		737	666
Sierra Madre Funding Ltd.
0.573% due 09/07/2039		1,538	1,107
0.593% due 09/07/2039		3,549	2,564
SLM Student Loan Trust
2.350% due 04/15/2039		327	328
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		666	637
Triaxx Prime CDO Ltd.
0.454% due 10/02/2039		575	411

Total Asset-Backed Securities (Cost $30,272)			37,336

SOVEREIGN ISSUES 5.5%
Australia Government Bond
5.500% due 12/15/2013	AUD	1,400	1,298
5.500% due 04/21/2023		3,100	3,238
5.750% due 05/15/2021		100	105
5.750% due 07/15/2022		600	634
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	300	418
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	397
10.000% due 12/05/2024		8,060	840
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	154
Province of Quebec
2.750% due 08/25/2021		$2,000	1,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Germany
0.750% due 09/13/2013	EUR	7,200	$9,385
Russia Government International Bond
4.500% due 04/04/2022		$400	410

Total Sovereign Issues (Cost $19,848)			18,846

SHORT-TERM INSTRUMENTS 19.7%

COMMERCIAL PAPER 0.8%
Daimler Finance North America LLC
1.070% due 10/11/2013		2,300	2,297
1.070% due 10/15/2013		300	300

			2,597

REPURCHASE AGREEMENTS (e) 7.6%
			26,088

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.071% due 09/06/2013		100	100
Freddie Mac
0.112% due 01/23/2014		300	300

			400

U.S. TREASURY BILLS 6.3%
0.137% due 02/06/2014 - 06/26/2014 (b)(f)(h)(k)		21,605	21,580

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.9%
PIMCO Short-Term Floating NAV Portfolio		1,673,895	16,749

Total Short-Term Instruments (Cost $67,408)			67,414

PURCHASED OPTIONS (g)(i) 0.7%
(Cost $1,887)			2,364

Total Investments 120.3% (Cost $405,018)			$410,111

Written Options (j) (0.7%) (Premiums $889)			(2,444)

Other Assets and Liabilities (Net) (19.6%)			(66,630)

Net Assets 100.0%			$341,037

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$25,600	U.S. Treasury Bills 0.156% due 06/26/2014	$(23,153)	$25,600	$25,600
					U.S. Treasury Bonds 2.750% due 08/15/2042	(3,022)
SSB	0.010%	06/28/2013	07/01/2013	488	Fannie Mae 2.200% due 10/17/2022	(499)	488	488

						$(26,674)	$26,088	$26,088

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowing while outstanding during the period ended June 30, 2013 was $2,599 at a weighted average interest rate of (0.108%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (2)
Fannie Mae	2.500%	07/01/2028	$15,000	$15,244	$(15,073)
Fannie Mae	3.000%	07/01/2043	7,000	6,821	(6,839)
Fannie Mae	3.500%	07/01/2028	14,000	14,726	(14,591)
Fannie Mae	3.500%	07/01/2043	50,400	52,319	(51,156)
Fannie Mae	4.000%	07/01/2043	5,000	5,254	(5,208)
Fannie Mae	4.500%	07/01/2043	4,000	4,275	(4,233)
Ginnie Mae	3.500%	07/01/2043	6,000	6,265	(6,153)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	1,938	(1,899)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	4,060	(4,181)
U.S. Treasury Bonds	4.625%	02/15/2040	800	976	(991)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	2,724	(2,725)
U.S. Treasury Notes	2.000%	02/15/2022	10,100	9,939	(9,953)
U.S. Treasury Notes	2.375%	05/31/2018	9,800	10,422	(10,293)

				$134,963	$(133,295)

(2)	Market value includes $204 of interest payable on short sales.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $294 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (3)
Global/Master Repurchase Agreement
BOA	$25,600	$(26,175)	$(575)
SSB	488	(499)	(11)

Master Securities Forward Transactions Agreement
BCY	(49,654)	(640)	(50,294)
BPG	(1,015)	0	(1,015)
FOB	(26,687)	0	(26,687)
GRE	0	294	294
GSC	(24,360)	(510)	(24,870)
JPS	(25,490)	(250)	(25,740)
MSC	0	(70)	(70)
SAL	(4,190)	(40)	(4,230)
TDM	(1,899)	0	(1,899)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,650.000	07/20/2013	4	$11	$2

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2014	1	$0
90-Day Eurodollar December Futures	Long	12/2015	100	(139)
90-Day Eurodollar September Futures	Long	09/2014	23	(3)
Euro-Bund 10-Year Bond September Futures	Short	09/2013	7	16
Euro-OAT France Government Bond September Futures	Short	09/2013	145	507
Japan Government 10-Year Bond September Futures	Short	09/2013	4	(18)
U.S. Treasury 2-Year Note September Futures	Short	09/2013	47	17
U.S. Treasury 5-Year Note September Futures	Short	09/2013	132	202
U.S. Treasury 10-Year Note September Futures	Short	09/2013	2	5
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	4	18

				$605

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$ 48	$(2)	$0
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	941	(47)	(84)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	13,200	(562)	(331)
iTraxx Europe 9 Index	(1.750%)	06/20/2018	EUR 2,700	(49)	2
iTraxx Europe 17 Index	(1.000%)	06/20/2017	17,500	22	2
iTraxx Europe 18 Index	(1.000%)	12/20/2017	17,600	95	(62)
iTraxx Europe 19 Index	(1.000%)	06/20/2018	3,100	36	(6)
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017	1,500	(103)	19
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	800	(37)	(2)

				$(647)	$ (462)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	1,800	$0	$6
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		200	0	0
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		200	(4)	(4)
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		5,900	(275)	(259)
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		200	5	6
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		200	6	7
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		2,500	318	260
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$	10,400	14	56
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		11,800	196	111
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(1)	9
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		19,500	1,174	1,225

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps: (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.920%	05/01/2023	$	1,400	$91	$95
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		16,700	(704)	(402)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		5,000	445	435
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		5,200	(534)	(568)
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		600	(67)	(71)
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		2,700	208	160
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	500	(29)	(16)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,900	(114)	(95)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	(2)	(2)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	(1)	(7)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,900	(28)	(41)
Receive	6-Month EUR-EURIBOR	1.829%	06/21/2023	EUR	1,800	38	38
Receive	6-Month EUR-EURIBOR	1.828%	06/21/2023		1,900	40	40
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023		9,900	92	252
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		1,500	(14)	4
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	360,000	59	43
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		1,050,000	33	158
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		200,000	(49)	144
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		100,000	36	40

						$933	$1,624

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $4,105 and cash of $229 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOE		$2

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
FOB	$(18)	$(18)
GSC	98	(4)
UBS	525	(95)

Centrally Cleared Swaps
BCY	29	3
DEU	64	(11)
FOB	680	(14)
GSC	265	(29)
MSC	(169)	30
SAL	309	18
UBS	(16)	7

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	13,019	$	16,817	MSC	$0	$(129)	$(129)
07/2013	GBP	8,256		12,516	HUS	0	(41)	(41)
07/2013	JPY	126,600		1,278	BRC	2	0	2
07/2013		32,400		324	JPM	0	(3)	(3)
07/2013		272,185		2,757	UAG	12	0	12
07/2013	NZD	220		180	UAG	10	0	10
07/2013	$	3,366	EUR	2,538	BRC	0	(62)	(62)
07/2013		12,715		9,725	CBK	0	(57)	(57)
07/2013		995		756	HUS	0	(11)	(11)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	7,578	GBP	4,915	BRC	$0	$(103)	$(103)
07/2013		5,220		3,341	DUB	0	(138)	(138)
07/2013		2,321	JPY	226,200	BRC	0	(40)	(40)
07/2013		328		32,000	DUB	0	(6)	(6)
07/2013		347		35,000	HUS	6	0	6
07/2013		374		38,200	RYL	11	0	11
08/2013	AUD	15,665	$	14,709	BRC	414	0	414
08/2013		68		63	DUB	1	0	1
08/2013		160		148	HUS	2	0	2
08/2013	CNY	37,356		5,980	DUB	0	(52)	(52)
08/2013		3,927		630	HUS	0	(4)	(4)
08/2013		6,606		1,057	JPM	0	(10)	(10)
08/2013		4,900		786	UAG	0	(5)	(5)
08/2013	EUR	9,725		12,717	CBK	57	0	57
08/2013		490		639	FBF	1	0	1
08/2013	GBP	4,388		6,749	BRC	77	0	77
08/2013	HUF	424,143		1,846	JPM	0	(18)	(18)
08/2013	$	1,066	AUD	1,155	DUB	0	(12)	(12)
08/2013		230	BRL	467	UAG	0	(22)	(22)
08/2013		8,418	CNY	52,831	BRC	113	0	113
08/2013		356	EUR	272	DUB	0	(2)	(2)
08/2013		697		533	HUS	0	(4)	(4)
09/2013	CAD	105	$	103	BRC	3	0	3
09/2013		42		40	HUS	0	0	0
09/2013		36		35	MSC	0	0	0
09/2013	EUR	7,000		9,177	BRC	63	0	63
09/2013		200		248	JPM	0	(12)	(12)
09/2013	MXN	20,103		1,628	JPM	87	0	87
09/2013	$	5,334	EUR	3,979	CBK	0	(153)	(153)
09/2013		890		664	FBF	0	(25)	(25)
10/2013	EUR	324	$	393	JPM	0	(29)	(29)
10/2013	RUB	7,558		232	BOA	6	0	6
10/2013	TRY	3,456		1,872	FBF	108	0	108
10/2013	$	422	EUR	324	JPM	0	0	0
10/2013		109	TRY	208	CBK	0	(3)	(3)
10/2013		70		134	FBF	0	(2)	(2)
10/2013		1,405		2,689	HUS	0	(32)	(32)
10/2013		223		427	JPM	0	(5)	(5)
02/2014	BRL	310	$	149	BOA	16	0	16
02/2014		467		225	GLM	25	0	25
02/2014		415		200	JPM	22	0	22
02/2014	$	149	BRL	310	BOA	0	(16)	(16)
02/2014		200		415	BPS	0	(22)	(22)
02/2014		225		467	GLM	0	(25)	(25)
03/2014	RUB	6,154	$	189	CBK	9	0	9
03/2014		6,155		189	FBF	9	0	9
03/2014		6,270		193	UAG	9	0	9
03/2014	$	380	RUB	12,380	GLM	0	(18)	(18)
03/2014		190		6,189	JPM	0	(10)	(10)
04/2014	CNY	6,895	$	1,104	DUB	5	0	5
04/2014	$	1,248	CNY	7,915	CBK	14	0	14
10/2016	JPY	120,988	$	1,710	DUB	431	0	431

						$1,513	$(1,071)	$442

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.140%	09/05/2013	$	$100	$0	$0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		7,500	113	33
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.120%	09/05/2013		11,000	67	10
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.080%	11/29/2013		7,300	56	17
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		1,300	2	3
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		6,900	108	30
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		2,400	4	6
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.950%	07/08/2013		5,100	240	502

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaptions: (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.288%	09/18/2013	$	3,600	$123	$201
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		1,900	87	117
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,300	263	421

								$1,063	$1,340

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-20 5-Year Index	BOA	Buy	100.500%	09/18/2013	$	2,600	$35	$41
Put - OTC CDX.HY-20 5-Year Index	BPS	Buy	100.500%	09/18/2013		1,300	21	20

							$56	$61

Foreign Currency Options

Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	FBF	$		1.333	09/16/2013		EUR	1,860	$42	$73
Put - OTC EUR versus USD	ULO			1.333	09/16/2013			1,880	43	74
Put - OTC GBP versus USD	CBK			1.568	09/16/2013		GBP	7,460	188	412
Put - OTC GBP versus USD	FBF			1.568	09/16/2013			1,120	28	62
Put - OTC USD versus BRL	JPM		BRL	1.956	02/13/2014	$		1,396	19	2
Put - OTC USD versus BRL	BOA			1.956	02/13/2014			596	8	2
Put - OTC USD versus BRL	GLM			1.956	02/13/2014			900	13	2
Put - OTC USD versus BRL	MSX			1.956	02/13/2014			1,200	16	2
Call - OTC USD versus CNY	JPM		CNY	6.420	09/11/2013			1,000	10	0
Call - OTC USD versus CNY	FBF			6.420	09/11/2013			1,000	10	0
Put - OTC USD versus CNY	FBF			6.420	09/11/2013			1,000	10	34
Put - OTC USD versus CNY	JPM			6.420	09/11/2013			1,000	10	34
Call - OTC USD versus CNY	DUB			6.552	10/11/2013			1,500	8	1
Call - OTC USD versus CNY	HUS			6.354	11/04/2013			1,800	18	4
Call - OTC USD versus CNY	HUS			6.272	01/13/2014			900	9	6
Call - OTC USD versus CNY	UAG			6.410	02/26/2014			791	3	4
Call - OTC USD versus CNY	CBK			6.410	02/26/2014			1,518	5	7
Call - OTC USD versus CNY	BRC			6.410	02/26/2014			1,592	6	7
Call - OTC USD versus CNY	UAG			6.386	04/09/2014			1,700	6	11
Call - OTC USD versus CNY	BPS			6.386	04/09/2014			1,800	6	12
Call - OTC USD versus CNY	JPM			6.236	05/19/2014			2,170	22	31
Call - OTC USD versus CNY	HUS			6.236	05/19/2014			3,352	34	48
Put - OTC USD versus CNY	JPM			6.236	05/19/2014			2,170	22	16
Put - OTC USD versus CNY	HUS			6.236	05/19/2014			3,352	34	25
Call - OTC USD versus CNY	RYL			6.248	06/04/2014			700	8	10
Call - OTC USD versus CNY	UAG			6.248	06/04/2014			2,300	28	33
Put - OTC USD versus CNY	UAG			6.248	06/04/2014			2,300	28	20
Put - OTC USD versus CNY	RYL			6.248	06/04/2014			700	8	6
Call - OTC USD versus CNY	DUB			6.249	06/04/2014			400	5	6
Put - OTC USD versus CNY	DUB			6.249	06/04/2014			400	5	4
Put - OTC USD versus INR	JPM		INR	53.000	09/02/2013			768	8	0
Put - OTC USD versus INR	JPM			53.500	02/28/2014			768	11	2
Put - OTC USD versus RUB	UAG		RUB	30.000	02/13/2014			1,000	14	2
Put - OTC USD versus RUB	HUS			30.000	02/13/2014			2,100	27	3
Put - OTC USD versus RUB	FBF			30.000	02/13/2014			2,900	41	6
Put - OTC USD versus RUB	CBK			30.000	02/13/2014			200	4	0

									$757	$961

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,100	$13	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,600	3	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,000	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	$	1,400	4	(31)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	09/05/2013		100	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaptions: (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	$	1,100	$3	$(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		16,100	51	(258)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		34,400	96	(619)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		7,200	18	(157)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	96	(196)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	264	(546)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,500	24	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		600	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,500	8	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	8	(1)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	400	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(6)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.710%	09/05/2013		11,000	77	(222)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.920%	11/29/2013		7,300	70	(167)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,600	3	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,600	10	(24)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(11)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,800	7	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,800	14	(27)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,500	17	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,500	17	(84)

								$825	$(2,378)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.HY-20 5-Year Index	BOA	Buy	107.000%	07/17/2013	$	1,300	$7	$0
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013		13,000	36	(44)
Put - OTC CDX.IG-20 5-Year Index	BPS	Sell	1.000%	09/18/2013		6,500	21	(22)

							$64	$(66)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2012	0	$77,700	EUR	4,800	$792
Sales	240	213,100		45,900	964
Closing Buys	(240)	(38,800)		0	(168)
Expirations	0	(73,600)		(32,000)	(566)
Exercised	0	(37,300)		0	(133)

Balance at 06/30/2013	0	$141,100	EUR	18,700	$889

OTC Swap Agreements:

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	0.950%	$	100	$(1)	$0	$(1)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.466%		100	(2)	(1)	(1)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.423%		100	(2)	(1)	(1)
Australia & New Zealand Banking Group Ltd.	BOA	(1.000%	)	06/20/2018	1.133%		200	1	(2)	3
Australia & New Zealand Banking Group Ltd.	CBK	(1.000%	)	06/20/2018	1.133%		800	4	(10)	14
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.114%	EUR	200	1	9	(8)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2018	1.388%		200	4	3	1
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.185%		300	2	31	(29)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.114%		300	1	13	(12)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.185%		200	2	21	(19)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	1.203%	$	3,000	19	425	(406)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.729%		200	(2)	2	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.485%		100	(2)	0	(2)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.729%		800	(9)	(2)	(7)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.485%		100	(1)	1	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp.	GST	(1.000%	)	03/20/2018	0.863%	$	400	$(3)	$(4)	$1
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.436%		300	(6)	(2)	(4)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.261%		400	(11)	(10)	(1)
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.698%		100	(1)	(2)	1
COX Communications, Inc.	FBF	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.698%		100	(1)	(2)	1
COX Communications, Inc.	MYC	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
CVS Caremark Corp.	CBK	(1.000%	)	03/20/2018	0.366%		200	(6)	(6)	0
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.075%		400	2	18	(16)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.143%		100	1	4	(3)
DIRECTV Holdings LLC	GST	(1.000%	)	03/20/2018	1.263%		100	2	3	(1)
DIRECTV Holdings LLC	MYC	(1.000%	)	03/20/2018	1.263%		100	1	3	(2)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.303%		200	(7)	(6)	(1)
Ericsson LM Telephone Co.	FBF	(1.000%	)	03/20/2018	0.917%	EUR	200	(1)	4	(5)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.813%	$	300	(2)	4	(6)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	1.820%	EUR	100	3	9	(6)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	1.820%		100	3	7	(4)
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.103%	$	100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.255%		100	(3)	(2)	(1)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.212%		100	(3)	(2)	(1)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.296%		300	(8)	(8)	0
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.244%		100	(3)	(2)	(1)
Home Depot, Inc.	MYC	(1.000%	)	03/20/2018	0.360%		200	(6)	(6)	0
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.208%		200	(7)	(7)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.143%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.142%		100	(3)	(3)	0
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.953%	EUR	100	25	10	15
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.759%	$	200	(2)	3	(5)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.759%		100	(1)	1	(2)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	0.649%		100	(1)	(1)	0
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.481%		300	(5)	(1)	(4)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.497%		400	7	21	(14)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.497%		100	2	6	(4)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.441%		500	(12)	(10)	(2)
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.520%		200	(5)	(3)	(2)
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.411%		100	(2)	(2)	0
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.441%		100	(3)	(2)	(1)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.295%		100	(2)	(3)	1
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.441%		100	(3)	(2)	(1)
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.411%		300	(7)	(5)	(2)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.537%		1,500	(26)	11	(37)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	0.587%		300	(5)	0	(5)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.481%		100	(2)	1	(3)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.537%		200	(3)	3	(6)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	0.587%		200	(3)	1	(4)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.384%		200	(4)	3	(7)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.493%		800	(15)	(3)	(12)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.538%		400	(7)	(3)	(4)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.633%		400	(6)	(1)	(5)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.384%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.577%		200	(4)	2	(6)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.493%		200	(3)	(1)	(2)
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.144%		300	(11)	(11)	0
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.144%		200	(7)	(7)	0
Mondelez International, Inc.	MYC	(1.000%	)	03/20/2018	0.375%		200	(5)	(6)	1
Newell Rubbermaid, Inc.	BPS	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	BPS	(1.000%	)	06/20/2018	0.784%		200	(2)	(3)	1
Newell Rubbermaid, Inc.	BRC	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	DUB	(1.000%	)	06/20/2018	0.784%		100	(1)	(2)	1
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.633%		100	(1)	1	(2)
Newell Rubbermaid, Inc.	GST	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.149%		100	0	0	0
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.535%		300	(7)	(3)	(4)
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.535%		200	(4)	(1)	(3)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.581%		100	(2)	(1)	(1)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.307%		100	(2)	0	(2)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.535%		600	(12)	(3)	(9)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.235%		200	(7)	(6)	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.344%		200	(5)	(5)	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.322%	$	300	$(8)	$(9)	$1
Omnicom Group, Inc.	DUB	(1.000%	)	03/20/2018	0.547%		100	(2)	(2)	0
Qwest Corp.	BRC	(1.000%	)	03/20/2018	0.894%		100	0	0	0
Qwest Corp.	GST	(1.000%	)	03/20/2018	0.894%		100	(1)	0	(1)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.737%	EUR	200	(2)	3	(5)
Raytheon Co.	BRC	(1.000%	)	03/20/2018	0.401%	$	200	(6)	(6)	0
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.321%		200	(5)	(6)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.239%		100	(3)	(3)	0
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.321%		300	(9)	(10)	1
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.551%		100	(1)	1	(2)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.551%		100	(1)	1	(2)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.266%	EUR	200	2	6	(4)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.266%		100	2	4	(2)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.266%		100	1	3	(2)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.503%	$	100	(2)	(1)	(1)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.500%		100	(2)	0	(2)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.500%		200	(4)	1	(5)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.500%		100	(1)	1	(2)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.375%		400	3	7	(4)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.375%		100	1	2	(1)
Target Corp.	BOA	(1.000%	)	09/20/2016	0.186%		100	(3)	(2)	(1)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.224%		900	(26)	(22)	(4)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.239%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.252%		500	(16)	(14)	(2)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.239%		200	(6)	(6)	0
Target Corp.	GST	(1.000%	)	03/20/2018	0.321%		200	(6)	(6)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.186%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.172%		100	(2)	(2)	0
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	0.812%	EUR	100	(1)	3	(4)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	0.812%		100	(1)	3	(4)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.159%	$	100	(3)	(3)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.230%		100	(3)	(3)	0
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.207%		400	(13)	(13)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.146%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.210%		400	(13)	(13)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.527%		100	(3)	(2)	(1)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.448%		100	(2)	1	(3)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.479%		100	(2)	2	(4)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.448%		300	(7)	4	(11)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.479%		100	(2)	2	(4)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.479%		200	(3)	5	(8)
Weyerhaeuser Co.	BPS	(1.000%	)	06/20/2018	1.164%		100	1	0	1
Whirlpool Corp.	FBF	(1.000%	)	12/20/2017	1.121%		2,500	11	51	(40)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	0.664%		100	(2)	2	(4)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.510%		400	(9)	(8)	(1)

								$(376)	$400	$(776)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	0.805%	$	100	$1	$(5)	$6
Safeway, Inc.	BOA	1.000%	12/20/2022	3.120%		100	(16)	(24)	8

							$(15)	$(29)	$14

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046	$	185	$55	$75	$(20)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		92	27	38	(11)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		92	28	38	(10)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		89	41	46	(5)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		178	83	92	(9)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		268	125	138	(13)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	4,500	$75	$35	$40
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		900	26	123	(97)
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		500	15	35	(20)
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		400	12	20	(8)
iTraxx Europe Senior Financials 19 Index	BPS	(1.000%	)	06/20/2018		800	33	20	13
iTraxx Europe Senior Financials 19 Index	DUB	(1.000%	)	06/20/2018		700	28	17	11
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	1	5	(4)

							$546	$697	$(151)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	$	99	$(4)	$(12)	$8
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	4,500	(76)	(165)	89

						$(80)	$(177)	$97

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	4,100	$(49)	$(10)	$(39)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		9,100	(105)	(19)	(86)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		1,300	(14)	(2)	(12)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		34,600	(341)	(22)	(319)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		10,000	(97)	(2)	(95)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		400	(4)	0	(4)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		5,100	(36)	10	(46)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		1,500	(12)	0	(12)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		1,600	(13)	0	(13)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		1,400	(5)	9	(14)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		5,400	(19)	33	(52)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		3,600	38	2	36
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		3,000	32	3	29
Pay	1-Year BRL-CDI	8.415%	01/02/2017	DUB		8,700	(202)	0	(202)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		4,200	(98)	7	(105)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		300	(7)	0	(7)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		2,300	(53)	(1)	(52)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		2,800	(65)	1	(66)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		3,000	(66)	(10)	(56)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		4,000	(88)	(10)	(78)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		3,400	(77)	0	(77)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		1,600	(31)	12	(43)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaps: (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS	BRL	4,700	$(100)	$8	$(108)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		4,500	(93)	1	(94)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		3,900	(64)	16	(80)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		4,900	(73)	48	(121)
Pay	1-Year BRL-CDI	9.110%	01/02/2017	BRC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		200	(3)	0	(3)
Pay	1-Year BRL-CDI	10.460%	01/02/2017	BOA		2,300	(9)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	1,700	84	8	76
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	84	12	72
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	211	20	191
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	200	19	181
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		100	(2)	1	(3)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		300	0	1	(1)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	72	39	33
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	19	10	9

							$(988)	$184	$(1,172)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $1,955 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(492)	$331	$(161)
BPS	(27)	0	(27)
BRC	678	(570)	108
CBK	(66)	281	215
DUB	(366)	321	(45)
FBF	359	(240)	119
GLM	(67)	0	(67)
GST	47	0	47
HUS	(401)	591	190
JPM	53	0	53
MSC	(129)	121	(8)
MSX	2	(90)	(88)
MYC	(315)	231	(84)
RYL	(183)	0	(183)
SOG	3	0	3
UAG	277	(300)	(23)
ULO	74	0	74

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$61	$2	$961	$1,340	$2,364
Variation margin receivable on financial derivative instruments (2)	0	77	0	0	29	106
Unrealized appreciation on foreign currency contracts	0	0	0	1,513	0	1,513
Unrealized appreciation on OTC swap agreements	0	223	0	0	627	850

	$0	$361	$2	$2,474	$1,996	$4,833

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$66	$0	$0	$2,378	$2,444
Variation margin payable on financial derivative instruments (2)	0	3	0	0	216	219
Unrealized depreciation on foreign currency contracts	0	0	0	1,071	0	1,071
Unrealized depreciation on OTC swap agreements	0	1,039	0	0	1,799	2,838

	$0	$1,108	$0	$1,071	$4,393	$6,572

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$(132)	$(58)	$(66)	$(193)	$(449)
Net realized (loss) on futures contracts	0	0	(68)	0	(21)	(89)
Net realized gain (loss) on written options	0	193	20	(33)	440	620
Net realized (loss) on swaps	0	(1,143)	0	0	(673)	(1,816)
Net realized gain on foreign currency transactions	0	0	0	1,763	0	1,763

	$0	$(1,082)	$(106)	$1,664	$(447)	$29

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$(49)	$(9)	$340	$598	$880
Net change in unrealized appreciation on futures contracts	0	0	0	0	621	621
Net change in unrealized appreciation (depreciation) on written options	0	4	0	0	(1,761)	(1,757)
Net change in unrealized (depreciation) on swaps	0	(204)	0	0	(94)	(298)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	824	0	824

	$0	$(249)	$(9)	$1,164	$(636)	$270

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $605 and open centrally cleared swaps cumulative appreciation/(depreciation) of $1,162 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$1,210	$2,934	$4,144
Corporate Bonds & Notes
Banking & Finance	0	18,536	194	18,730
Industrials	0	6,532	2,417	8,949
Utilities	0	2,241	0	2,241
Convertible Bonds & Notes
Industrials	0	1,883	0	1,883
Municipal Bonds & Notes
California	0	4,213	0	4,213
Massachusetts	0	4,209	0	4,209
New York	0	227	0	227
Washington	0	2,528	0	2,528
U.S. Government Agencies	0	92,580	436	93,016
U.S. Treasury Obligations	0	119,209	0	119,209
Mortgage-Backed Securities	0	23,959	843	24,802
Asset-Backed Securities	0	37,336	0	37,336
Sovereign Issues	0	18,846	0	18,846
Short-Term Instruments
Commercial Paper	0	2,597	0	2,597
Repurchase Agreements	0	26,088	0	26,088
Short-Term Notes	0	400	0	400
U.S. Treasury Bills	0	21,580	0	21,580
Central Funds Used for Cash Management Purposes	16,749	0	0	16,749
Purchased Options
Credit Contracts	0	61	0	61

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$2	$0	$2
Foreign Exchange Contracts	0	961	0	961
Interest Rate Contracts	0	1,330	10	1,340
	$16,749	$386,528	$6,834	$410,111

Short Sales, at value
U.S. Government Agencies	0	(103,253)	0	(103,253)
U.S. Treasury Obligations	0	(30,042)	0	(30,042)
	$0	$(133,295)	$0	$(133,295)

Financial Derivative Instruments - Assets
Credit Contracts	0	246	0	246
Foreign Exchange Contracts	0	1,513	0	1,513
Interest Rate Contracts	765	3,716	0	4,481
	$765	$5,475	$0	$6,240

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,524)	0	(1,524)
Foreign Exchange Contracts	0	(1,071)	0	(1,071)
Interest Rate Contracts	(160)	(5,708)	0	(5,868)
	$(160)	$(8,303)	$0	$(8,463)

Totals	$17,354	$250,405	$6,834	$274,593

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

June 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$2,934	$0	$2,934	$0
Corporate Bonds & Notes
Banking & Finance	209	0	(6)	0	0	(9)	0	0	194	(9)
Industrials	2,438	0	(75)	(2)	(3)	59	0	0	2,417	60
U.S. Government Agencies	453	0	0	0	0	(17)	0	0	436	(16)
Mortgage-Backed Securities	862	0	(45)	1	6	19	0	0	843	19
Asset-Backed Securities	4,522	0	(420)	32	158	240	0	(4,532)	0	0
Interest Rate Contracts	0	7	0	0	0	3	0	0	10	3

Totals	$8,484	$7	$(546)	$31	$161	$295	$2,934	$(4,532)	$6,834	$57

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$2,934	Third Party Vendor	Broker Quote	101.25
Corporate Bonds & Notes
Banking & Finance	194	Third Party Vendor	Broker Quote	100.00
Industrials	2,417	Third Party Vendor	Broker Quote	106.25
U.S. Government Agencies	436	Benchmark Pricing	Base Price	109.16
Mortgage-Backed Securities	843	Third Party Vendor	Broker Quote	91.75
Interest Rate Contracts	10	Indicative Market Quotation	Broker Quote	0.26

Total	$6,834

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Advisor and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. Certain detailed financial information for the advisor class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”).

Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

SEMIANNUAL REPORT	JUNE 30, 2013	27

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the

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Notes to Financial Statements (Cont.)

U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the

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Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered.

Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a

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Notes to Financial Statements (Cont.)

futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined

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in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to,

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Notes to Financial Statements (Cont.)

investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

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If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $17,973.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio did not engage in any purchase and sales of securities from or to certain funds.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$8,331	$28,819	$(20,400)	$(1)	$0	$16,749	$19	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,782,705	$1,742,164	$23,135	$20,961

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	31	$322	3	$26
Administrative Class	9,108	96,467	13,049	132,143
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	0	1	0	0
Administrative Class	68	726	217	2,197
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(6)	0	0
Administrative Class	(2,131)	(22,564)	(4,037)	(41,049)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	7,076	$74,956	9,232	$93,317

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 82% of the Portfolio.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2013 (Unaudited)

13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal year ending in 2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$405,848	$12,315	$(8,052)	$4,263

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	JUNE 30, 2013	39

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.	ULO	UBS AG London
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT77SAR_063013

Your Global Investment Authority

PIMCO Variable Insurance Trust

Semiannual Report

June 30, 2013

PIMCO Unconstrained Bond Portfolio

Share Class

■	Advisor

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Chairman’s Letter

Dear PIMCO Variable Insurance Trust Shareholder,

We are pleased to provide you with the Semiannual Report for the PIMCO Variable Insurance Trust covering the six-month reporting period ended June 30, 2013. On the following pages please find specific details as to the Portfolio’s investment performance and a discussion of the factors that affected performance.

For most of the reporting period, intervention by the Federal Reserve (“Fed”) and other developed market central banks including the European Central Bank, Bank of England and Bank of Japan, largely succeeded in suppressing market volatility and encouraged investors to move into riskier assets such as equities and high yield bonds. As a result, prices on these asset classes rose considerably through April 2013, propped up by aggressive central bank policies rather than strong economic fundamentals.

However, conditions in financial markets deteriorated rapidly beginning in mid-May as investors reacted to signals by the Fed that it might begin to slow the pace of its asset purchases later this year. Fed Chairman Ben Bernanke outlined a plan for eventually tapering quantitative easing (“QE”) purchases of U.S. Treasuries and mortgage-backed securities (“MBS”) as the U.S. economy begins to meet certain growth targets. In particular, this shift in tone fueled a broad-based sell-off within fixed income assets, undermining market liquidity and sending yields higher across the risk spectrum.

Highlights of the financial markets during our six-month fiscal reporting period include:

■

U.S. Treasury yields rose considerably beginning in mid-May through the end of the period primarily due to the possibility that the Fed would begin considering tapering its asset purchase program. As a result, bond markets sold off with yields increasing and bond prices declining. The benchmark ten-year U.S. Treasury note yielded 2.49% at the end of the reporting period, as compared to 1.76% on December 31, 2012. The Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, declined 2.44% for the period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”), as represented by the Barclays U.S. TIPS Index, declined 7.39% over the period. Real rates rose largely following the Fed’s hawkish comments regarding a more aggressive than anticipated timeline for reducing accommodative policies. In addition, technical factors such as liquidations by risk-parity type sellers amid heightened volatility and retail outflows contributed to the sell-off. U.S. TIPS underperformed nominal U.S. Treasuries as breakeven inflation levels (or the difference between nominal and real yields and a proxy for inflation expectations) narrowed. Diversified commodities posted negative returns, as represented by the Dow Jones-UBS Commodity Index Total Return, which declined 10.47% over the period.

■

Investment grade credit underperformed like-duration U.S. Treasuries as the rate-driven sell-off related to QE tapering expectations created technical disruptions in credit markets. The U.S. corporate high yield sector outperformed investment grade credit as the high yield sector posted strong returns, supported by a continuation of easy monetary policy internationally, and less volatility from Europe.

■

Agency MBS underperformed like-duration U.S. Treasuries amid concerns the Fed may begin tapering its purchases of Agency MBS earlier than anticipated. While the sector as a whole underperformed, there was significant distinction in performance between coupons. Higher coupons were notable outperformers relative to like-duration U.S. Treasuries and lower coupons, as the “Fed-supported” origination coupons, were negatively impacted by the sell-off in rates. Commercial MBS underperformed U.S. Treasuries with longer bonds fairing worse due to their duration, while prices for non-Agency MBS declined amid broader investor risk aversion and a weakening in liquidity.

2	PIMCO VARIABLE INSURANCE TRUST

■

Rising U.S. Treasury yields later in the period, due in part to the Fed’s suggestion of tapering, introduced higher volatility into financial markets. This spurred a sell-off in risk assets which led to spread widening and emerging market (“EM”) currency weakness. EM external and local debt underperformed U.S. Treasuries as a result.

■

Developed market equities touched record highs in the early part of 2013 and posted positive performance for the period despite the market sell-off later in the period. U.S. equities, as measured by the S&P 500 Index, returned 13.82% and global equities, as represented by the MSCI World Index, returned 8.43%. However, emerging market equities, as represented by the MSCI Emerging Markets Index, declined 9.57%, due to declining earnings growth and rising U.S. interest rates towards the latter part of the period, which placed pressure on local EM currencies. Concerns over growth and financial risk in China, worsening economic conditions in Brazil, and political turmoil in Turkey also weighed on EM equity returns.

Thank you once again for the trust you have placed in us. We value your commitment and will continue to work diligently to meet your investment needs.

Sincerely, Brent R. Harris President and Chairman of the Board, PIMCO Variable Insurance Trust July 25, 2013

SEMIANNUAL REPORT	JUNE 30, 2013	3

Important Information About the Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company currently consisting of twenty separate investment portfolios, including the PIMCO Unconstrained Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a fund. Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates ) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Portfolio may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed securities risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these risks is contained in the Portfolio’s prospectus. The Portfolio may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio may not be able to close out a position when it would be most advantageous to do so. Certain derivative transactions may have a leveraging effect on the Portfolio. For example, a small investment in a derivative instrument may have a significant impact on the Portfolio’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Portfolio may engage in such transactions regardless of whether the Portfolio owns the asset, instrument or components of the index underlying the derivative instrument. The Portfolio may invest a significant portion of its assets in these types of instruments. If it does, the Portfolio’s investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets.

On the Portfolio Summary page in this Semiannual Report (“Shareholder Report”), the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested.

An investment in the Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at http://pvit.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. and is available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Portfolio’s website at http://pvit.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Variable Insurance Trust is distributed by PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

4	PIMCO VARIABLE INSURANCE TRUST

The following disclosure provides important information regarding the Portfolio’s Expense Example (“Example” or “Expense Example”), which appears in this Shareholder Report. Please refer to this information when reviewing the Expense Example for the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Administrative and Advisor Class only); and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example does not reflect any fees or other expenses imposed by the Variable Contracts. If it did, the expenses reflected in the Expense Example would be higher. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from January 1, 2013 to June 30, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

The expense ratio may vary period to period because of various factors, such as an increase in expenses not covered by the management fees (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

SEMIANNUAL REPORT	JUNE 30, 2013	5

PIMCO Unconstrained Bond Portfolio

Allocation Breakdown‡

U.S. Treasury Obligations	29.1%
U.S. Government Agencies	22.7%
Short-Term Instruments	16.4%
Asset-Backed Securities	9.1%
Corporate Bonds & Notes	7.3%
Mortgage-Backed Securities	6.0%
Other	9.4%
‡	% of Total Investments as of 06/30/13

A line graph is not included since the Class has less than six months of performance.

Cumulative Total Return for the period ended June 30, 2013
Class Inception (04/30/2013)
PIMCO Unconstrained Bond Portfolio Advisor Class	-1.73%
3 Month USD LIBOR Index±	0.05%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. The Portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in Variable Contracts, which will reduce returns. For performance current to the most recent month-end, visit http://pvit.pimco-funds.com. The Portfolio’s total annual operating expense ratio as stated in the Portfolio’s current prospectus, as supplemented to date, is 1.15% for Advisor Class shares.

± The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
Beginning Account Value (01/01/13)(a)	$1,000.00	$1,000.00
Ending Account Value (06/30/13)	$982.70	$1,019.09
Expenses Paid During Period†	$1.91	$5.76
Net Annualized Expense Ratio††	1.15%	1.15%

† Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Overall fees and expenses of investing in the Portfolio will be higher because the example does not reflect variable contract fees and expenses.

†† The Net Annualized Expense Ratio is reflective of any applicable waivers related to contractual agreements for contractual fee waivers or voluntary fee waivers. Details regarding fee waivers can be found in note 8 in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 4/30/13 for Actual Performance. Expenses paid in the Actual Performance section are equal to the net annualized expense ratio for the Class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since the inception date of 4/30/13). Hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

Please refer to the Important Information section for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities.

»

Long U.S. duration (or sensitivity to changes in market interest rates) positioning detracted from performance as U.S. Treasury yields increased over the reporting period. Long exposure to U.S. Treasuries was offset by short duration hedging positions, primarily via interest rate swaps, as swap yields also increased.

»	Short eurozone duration positioning contributed to performance as local swap rates increased over the reporting period.

»	Long Australian duration positioning detracted from performance as local swap rates increased over the reporting period.

»

Long Brazilian duration detracted from performance due to the Portfolio’s focus on the two- to five-year portion of the yield curve, which sold off: Four-year swap rates increased from 8.44% to 11.01% over the reporting period.

»

Exposure to non-Agency mortgages contributed to performance. The ABX 06-2 Index, which generally tracks the price performance of non-Agency mortgages, increased from $66.75 to $70.25 over the reporting period.

»	Exposure to corporates detracted from performance, driven by buy-protection CDX. Spreads on the Markit CDX North America Investment Grade Index were net tighter over the reporting period.

»	Modest exposure to municipal bonds, including California Build America Bonds, detracted from returns as these securities posted negative returns over the reporting period.

»	Short positioning in the Australian dollar, Japanese yen, and British pound sterling contributed to performance as these currencies depreciated against the U.S. dollar over the reporting period.

6	PIMCO VARIABLE INSURANCE TRUST

Financial Highlights PIMCO Unconstrained Bond Portfolio

Selected Per Share Data for the Period Ended:	04/30/2013-06/30/2013+

Advisor Class
Net asset value beginning of period	$10.64
Net investment income (a)	0.03
Net realized/unrealized (loss)	(0.21)
Total (loss) from investment operations	(0.18)
Dividends from net investment income	(0.01)
Total distributions	(0.01)
Net asset value end of period	$10.45
Total return	(1.73)%
Net assets end of period (000s)	$10
Ratio of expenses to average net assets	1.15	%*
Ratio of expenses to average net assets excluding waivers	1.15	%*
Ratio of expenses to average net assets excluding interest expense	1.15	%*
Ratio of expenses to average net assets excluding interest expense and waivers	1.15	%*
Ratio of net investment income to average net assets	1.43	%*
Portfolio turnover rate	558	%**

+	Unaudited
*	Annualized
**	The ratio excludes PIMCO Short-Term Floating NAV Portfolio.
(a)	Per share amounts based on average number of shares outstanding during the period.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	7

Statement of Assets and Liabilities PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands, except per share amounts)	June 30, 2013

Assets:
Investments, at value	$367,274
Investments in Affiliates, at value	16,749
Repurchase agreements, at value	26,088
Cash	2
Deposits with counterparty	229
Foreign currency, at value	1,576
Receivable for investments sold	209,632
OTC swap premiums paid	1,688
Variation margin receivable on financial derivative instruments	106
Unrealized appreciation on foreign currency contracts	1,513
Unrealized appreciation on OTC swap agreements	850
Receivable for Portfolio shares sold	2,265
Interest and dividends receivable	1,600
Dividends receivable from Affiliates	3
Other assets	6
629,581

Liabilities:
Payable for investments purchased	$144,939
Payable for investments in Affiliates purchased	3
Payable for short sales	133,295
Written options outstanding	2,444
OTC swap premiums received	613
Variation margin payable on financial derivative instruments	219
Unrealized depreciation on foreign currency contracts	1,071
Unrealized depreciation on OTC swap agreements	2,838
Deposits from counterparty	2,845
Payable for Portfolio shares redeemed	4
Accrued investment advisory fees	153
Accrued supervisory and administrative fees	76
Accrued servicing fees	38
Reimbursement to PIMCO	6
288,544

Net Assets	$341,037

Net Assets Consist of:
Paid in capital	$330,876
Undistributed net investment income	3,611
Accumulated undistributed net realized gain	930
Net unrealized appreciation	5,620
$341,037

Net Assets:
Institutional Class	$340
Administrative Class	340,687
Advisor Class	10

Shares Issued and Outstanding:
Institutional Class	33
Administrative Class	32,609
Advisor Class	1

Net Asset Value and Redemption Price Per Share Outstanding:
Institutional Class	$10.45
Administrative Class	10.45
Advisor Class	10.45

Cost of Investments	$362,180
Cost of Investments in Affiliates	$16,750
Cost of Repurchase Agreements	$26,088
Cost of Foreign Currency Held	$1,584
Proceeds Received on Short Sales	$134,963
Premiums Received on Written Options	$889

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations PIMCO Unconstrained Bond Portfolio

(Unaudited)

(Amounts in thousands)	Six Months Ended June 30, 2013

Investment Income:
Interest	$4,036
Dividends from Affiliate investments	19
Total Income	4,055

Expenses:
Investment advisory fees	899
Supervisory and administrative fees	450
Servicing fees - Administrative Class	225
Trustees’ fees	2
Interest expense	2
Miscellaneous expense	6
Total Expenses	1,584
Waiver and/or Reimbursement by PIMCO	(1)
Net Expenses	1,583

Net Investment Income	2,472

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,011
Net realized (loss) on Affiliate investments	(1)
Net realized (loss) on futures contracts	(89)
Net realized gain on written options	664
Net realized (loss) on swaps	(1,816)
Net realized gain on foreign currency transactions	2,347
Net change in unrealized (depreciation) on investments	(4,676)
Net change in unrealized appreciation on futures contracts	621
Net change in unrealized (depreciation) on written options	(1,757)
Net change in unrealized (depreciation) on swaps	(298)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	815
Net (Loss)	(3,179)

Net (Decrease) in Net Assets Resulting from Operations	$(707)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	9

Statements of Changes in Net Assets PIMCO Unconstrained Bond Portfolio

(Amounts In thousands)	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

Increase in Net Assets from:

Operations:
Net investment income	$2,472	$4,127
Net realized gain (loss)	2,117	(2,001)
Net realized (loss) on Affiliate investments	(1)	(6)
Net capital gain distributions received from Affiliate investments	0	1
Net change in unrealized appreciation (depreciation)	(5,295)	14,030
Net change in unrealized (depreciation) on Affiliate investments	0	(2)
Net increase (decrease) resulting from operations	(707)	16,149

Distributions to Shareholders:
From net investment income
Institutional Class	(1)	(0)^
Administrative Class	(726)	(2,205)

Total Distributions	(727)	(2,205)

Portfolio Share Transactions:
Net increase resulting from Portfolio share transactions**	74,956	93,317

Total Increase in Net Assets	73,522	107,261

Net Assets:
Beginning of period	267,515	160,254
End of period*	$341,037	$267,515

*Including undistributed net investment income of:	$3,611	$1,866

**	See note 12 in the Notes to Financial Statements.
^	Amount is less than $500.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Bond Portfolio

June 30, 2013 (Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.2%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$2,898	$2,934
DaVita, Inc.
4.000% due 11/01/2019		199	200
H.J. Heinz Co.
3.500% due 06/05/2020		900	901
Springleaf Financial Funding Co.
5.500% due 05/10/2017		109	109

Total Bank Loan Obligations (Cost $4,076)			4,144

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 5.5%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,339
AGFC Capital Trust
6.000% due 01/15/2067		100	76
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,491
Banco Bradesco S.A.
2.374% due 05/16/2014		300	303
Bank of America Corp.
7.625% due 06/01/2019		1,200	1,443
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		194	194
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	610
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		1,200	1,303
5.950% due 01/18/2018		600	672
6.150% due 04/01/2018		200	225
International Lease Finance Corp.
6.500% due 09/01/2014		800	836
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,688
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,352
Murray Street Investment Trust
4.647% due 03/09/2017		200	212
Prudential Covered Trust
2.997% due 09/30/2015		810	836
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	211
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,406
Royal Bank of Scotland PLC
4.375% due 03/16/2016		$400	424
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		300	307
SLM Corp.
0.576% due 01/27/2014		400	397
5.000% due 04/15/2015		500	517
6.250% due 01/25/2016		200	213
Standard Chartered PLC
3.950% due 01/11/2023		200	186
Union Bank N.A.
1.224% due 06/06/2014		1,200	1,207
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		600	621
6.902% due 07/09/2020		600	661

			18,730

INDUSTRIALS 2.6%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altria Group, Inc.
4.750% due 05/05/2021	$500	$536
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	600	554
American Airlines Pass-Through Trust
8.625% due 04/15/2023	2,275	2,417
Audatex North America, Inc.
6.750% due 06/15/2018	550	580
Barrick North America Finance LLC
4.400% due 05/30/2021	100	90
CNPC General Capital Ltd.
1.450% due 04/16/2016	3,000	2,966
DISH DBS Corp.
5.000% due 03/15/2023	200	193
General Electric Co.
2.700% due 10/09/2022	400	379
Hawk Acquisition Sub, Inc.
4.250% due 10/15/2020	200	192
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	121
WMG Acquisition Corp.
6.000% due 01/15/2021	270	276

		8,949

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021	1,100	1,213
FirstEnergy Corp.
4.250% due 03/15/2023	200	186
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	842

		2,241

Total Corporate Bonds & Notes (Cost $29,284)		29,920

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,883

Total Convertible Bonds & Notes (Cost $1,800)		1,883

MUNICIPAL BONDS & NOTES 3.3%

CALIFORNIA 1.2%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	3,029
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,184

		4,213

MASSACHUSETTS 1.2%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,900	4,209

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2024	100	115
5.000% due 08/01/2027	100	112

		227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.8%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	$2,600	$2,528

Total Municipal Bonds & Notes (Cost $10,683)		11,177

U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
2.500% due 07/01/2028 - 02/01/2043	21,937	21,379
3.000% due 08/01/2028 - 08/01/2043	37,000	36,140
Freddie Mac
1.736% due 10/25/2021 (a)	396	40
4.000% due 07/01/2043 - 08/01/2043	5,000	5,197
4.500% due 03/01/2039 - 07/01/2043	3,926	4,136
5.500% due 06/01/2037 - 08/15/2051	976	1,056
Ginnie Mae
2.500% due 12/15/2042	996	931
3.000% due 05/15/2043 - 07/01/2043	17,000	16,815
3.500% due 07/01/2043	3,000	3,076
4.500% due 07/01/2043	4,000	4,246

Total U.S. Government Agencies (Cost $94,390)		93,016

U.S. TREASURY OBLIGATIONS 35.0%
U.S. Treasury Bonds
2.750% due 11/15/2042	5,400	4,663
3.000% due 05/15/2042	500	457
3.500% due 02/15/2039	1,000	1,018
6.250% due 08/15/2023 (i)	8,400	11,268
7.125% due 02/15/2023	200	282
7.250% due 08/15/2022	100	141
7.500% due 11/15/2024	400	593
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022	910	889
0.125% due 01/15/2023	1,310	1,269
0.625% due 07/15/2021 (h)	1,135	1,172
0.750% due 02/15/2042	4,837	4,259
1.125% due 01/15/2021 (h)	3,721	3,979
2.000% due 01/15/2026	234	270
2.125% due 02/15/2041	1,168	1,421
2.375% due 01/15/2025	123	147
2.375% due 01/15/2027	922	1,110
U.S. Treasury Notes
0.250% due 01/31/2014	1,900	1,902
0.250% due 02/28/2014	900	901
0.250% due 03/31/2014	13,117	13,126
0.250% due 04/30/2014	6,200	6,204
0.250% due 05/31/2014	2,000	2,001
0.250% due 06/30/2014	1,000	1,001
0.750% due 12/15/2013	300	301
0.750% due 06/15/2014	1,000	1,005
0.875% due 01/31/2017	900	899
1.000% due 01/15/2014	300	301
1.000% due 06/30/2019	400	384
1.000% due 09/30/2019	200	191
1.000% due 11/30/2019	5,200	4,952
1.125% due 12/31/2019	3,400	3,256
1.250% due 02/15/2014 (k)	1,259	1,268
1.250% due 03/15/2014	641	646
1.250% due 04/15/2014	700	706

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	11

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 02/28/2019		$6,000	$5,932
1.500% due 12/31/2013		400	403
1.500% due 07/31/2016		2,400	2,457
1.625% due 08/15/2022 (k)		15,500	14,535
1.625% due 11/15/2022		100	93
1.750% due 03/31/2014		1,000	1,012
1.750% due 05/15/2023		2,200	2,059
1.875% due 04/30/2014		600	609
2.000% due 11/15/2021		4,100	4,027
2.000% due 02/15/2023		200	192
2.125% due 08/15/2021 (h)		8,800	8,760
2.250% due 05/31/2014		600	611
2.625% due 08/15/2020		400	418
3.125% due 05/15/2021		5,700	6,119

Total U.S. Treasury Obligations (Cost $123,200)			119,209

MORTGAGE-BACKED SECURITIES 7.3%
Banc of America Large Loan Trust
2.493% due 11/15/2015		2,592	2,600
BCAP LLC Trust
5.250% due 06/26/2036		919	843
Bear Stearns Adjustable Rate Mortgage Trust
2.857% due 01/25/2035		61	60
CBA Commercial Small Balance Commercial Mortgage
0.443% due 06/25/2038		5,685	3,410
Countrywide Alternative Loan Trust
6.000% due 02/25/2037 ^		783	588
6.000% due 05/25/2037 ^		623	484
First Horizon Alternative Mortgage Securities
2.334% due 06/25/2034		402	396
First Horizon Mortgage Pass-Through Trust
2.444% due 11/25/2037		4,563	3,848
Granite Mortgages PLC
0.889% due 09/20/2044	GBP	384	575
Harborview Mortgage Loan Trust
0.602% due 11/19/2034		$111	82
IndyMac Mortgage Loan Trust
0.403% due 04/25/2046		3,818	2,955
2.592% due 10/25/2034		78	75
JPMorgan Alternative Loan Trust
0.343% due 07/25/2036		290	286
RBSSP Resecuritization Trust
0.443% due 02/26/2037		1,467	1,327
RMAC Securities PLC
0.656% due 06/12/2044	GBP	2,066	2,871
Structured Asset Securities Corp.
5.500% due 09/25/2035		$787	787
Thornburg Mortgage Securities Trust
1.443% due 06/25/2037		190	162
5.750% due 06/25/2037		806	766
Wachovia Bank Commercial Mortgage Trust
0.273% due 06/15/2020		815	809
WaMu Mortgage Pass-Through Certificates
0.423% due 04/25/2045		156	141
Wells Fargo Mortgage-Backed Securities Trust
2.617% due 01/25/2035		1,033	1,018
2.640% due 06/25/2035		720	719

Total Mortgage-Backed Securities (Cost $22,170)			24,802

ASSET-BACKED SECURITIES 10.9%
Access Group, Inc.
1.576% due 10/27/2025		737	737
Asset-Backed Funding Certificates Trust
0.353% due 01/25/2037		4,322	2,334

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.413% due 01/25/2037		$3,006	$1,639
Avoca CLO PLC
0.575% due 09/15/2021	EUR	1,848	2,366
Bear Stearns Asset-Backed Securities Trust
0.393% due 04/25/2037		$1,087	870
1.443% due 08/25/2037		288	234
Belle Haven ABS CDO Ltd.
0.633% due 11/03/2044		375	178
0.673% due 11/03/2044		574	271
Berica ABS SRL
0.522% due 12/30/2055	EUR	1,264	1,574
Chester Asset Receivables Dealings Issuer PLC
0.696% due 04/15/2016	GBP	600	912
Citigroup Mortgage Loan Trust, Inc.
0.333% due 08/25/2036		$137	90
Countrywide Asset-Backed Certificates
0.323% due 06/25/2047		419	412
0.333% due 08/25/2037		4,000	2,934
0.343% due 04/25/2047		1,900	1,398
0.343% due 06/25/2047		3,500	2,810
0.383% due 06/25/2047		4,000	3,118
0.453% due 05/25/2036		148	147
0.473% due 09/25/2036		4,500	3,622
0.543% due 05/25/2036		400	361
5.103% due 05/25/2035		800	755
5.595% due 08/25/2035		600	497
5.668% due 07/25/2036		300	214
Credit-Based Asset Servicing and Securitization LLC
4.522% due 03/25/2037 ^		3,305	1,895
GSAMP Trust
0.423% due 03/25/2047		2,000	824
Huntington CDO Ltd.
0.543% due 11/05/2040		714	635
Morgan Stanley ABS Capital, Inc.
0.333% due 11/25/2036		287	173
Newcastle CDO Ltd.
0.613% due 12/24/2039		668	623
Securitized Asset-Backed Receivables LLC
0.958% due 02/25/2034		737	666
Sierra Madre Funding Ltd.
0.573% due 09/07/2039		1,538	1,107
0.593% due 09/07/2039		3,549	2,564
SLM Student Loan Trust
2.350% due 04/15/2039		327	328
Structured Asset Investment Loan Trust
0.553% due 10/25/2035		666	637
Triaxx Prime CDO Ltd.
0.454% due 10/02/2039		575	411

Total Asset-Backed Securities (Cost $30,272)			37,336

SOVEREIGN ISSUES 5.5%
Australia Government Bond
5.500% due 12/15/2013	AUD	1,400	1,298
5.500% due 04/21/2023		3,100	3,238
5.750% due 05/15/2021		100	105
5.750% due 07/15/2022		600	634
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	300	418
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	397
10.000% due 12/05/2024		8,060	840
New Zealand Government CPI Linked Bond
2.000% due 09/20/2025	NZD	200	154
Province of Quebec
2.750% due 08/25/2021		$2,000	1,967

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Republic of Germany
0.750% due 09/13/2013	EUR	7,200	$9,385
Russia Government International Bond
4.500% due 04/04/2022		$400	410

Total Sovereign Issues (Cost $19,848)			18,846

SHORT-TERM INSTRUMENTS 19.7%

COMMERCIAL PAPER 0.8%
Daimler Finance North America LLC
1.070% due 10/11/2013		2,300	2,297
1.070% due 10/15/2013		300	300

			2,597

REPURCHASE AGREEMENTS (e) 7.6%
			26,088

SHORT-TERM NOTES 0.1%
Federal Home Loan Bank
0.071% due 09/06/2013		100	100
Freddie Mac
0.112% due 01/23/2014		300	300

			400

U.S. TREASURY BILLS 6.3%
0.137% due 02/06/2014 - 06/26/2014 (b)(f)(h)(k)		21,605	21,580

		SHARES
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES (d) 4.9%
PIMCO Short-Term Floating NAV Portfolio		1,673,895	16,749

Total Short-Term Instruments (Cost $67,408)			67,414

PURCHASED OPTIONS (g)(i) 0.7%
(Cost $1,887)			2,364

Total Investments 120.3% (Cost $405,018)			$410,111

Written Options (j) (0.7%) (Premiums $889)			(2,444)

Other Assets and Liabilities (Net) (19.6%)			(66,630)

Net Assets 100.0%			$341,037

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Portfolio.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received), At Value	Repurchase Agreements, At Value	Repurchase Proceeds (1)
BOA	0.140%	06/28/2013	07/01/2013	$25,600	U.S. Treasury Bills 0.156% due 06/26/2014	$(23,153)	$25,600	$25,600
					U.S. Treasury Bonds 2.750% due 08/15/2042	(3,022)
SSB	0.010%	06/28/2013	07/01/2013	488	Fannie Mae 2.200% due 10/17/2022	(499)	488	488

						$(26,674)	$26,088	$26,088

(1)	Includes accrued interest.

As of June 30, 2013, there were no open reverse repurchase agreements. The average amount of borrowing while outstanding during the period ended June 30, 2013 was $2,599 at a weighted average interest rate of (0.108%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (2)
Fannie Mae	2.500%	07/01/2028	$15,000	$15,244	$(15,073)
Fannie Mae	3.000%	07/01/2043	7,000	6,821	(6,839)
Fannie Mae	3.500%	07/01/2028	14,000	14,726	(14,591)
Fannie Mae	3.500%	07/01/2043	50,400	52,319	(51,156)
Fannie Mae	4.000%	07/01/2043	5,000	5,254	(5,208)
Fannie Mae	4.500%	07/01/2043	4,000	4,275	(4,233)
Ginnie Mae	3.500%	07/01/2043	6,000	6,265	(6,153)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	1,938	(1,899)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	4,060	(4,181)
U.S. Treasury Bonds	4.625%	02/15/2040	800	976	(991)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	2,724	(2,725)
U.S. Treasury Notes	2.000%	02/15/2022	10,100	9,939	(9,953)
U.S. Treasury Notes	2.375%	05/31/2018	9,800	10,422	(10,293)

				$134,963	$(133,295)

(2)	Market value includes $204 of interest payable on short sales.

Collateral (Received)/Pledged for Borrowings and Other Financing Transactions

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received)/pledged as of June 30, 2013:

(f)	Securities with an aggregate market value of $294 have been pledged as collateral under the terms of the following master agreements as of June 30, 2013.

Counterparty	Total Market Value	Collateral (Received)/Pledged	Net Exposures (3)
Global/Master Repurchase Agreement
BOA	$25,600	$(26,175)	$(575)
SSB	488	(499)	(11)

Master Securities Forward Transactions Agreement
BCY	(49,654)	(640)	(50,294)
BPG	(1,015)	0	(1,015)
FOB	(26,687)	0	(26,687)
GRE	0	294	294
GSC	(24,360)	(510)	(24,870)
JPS	(25,490)	(250)	(25,740)
MSC	0	(70)	(70)
SAL	(4,190)	(40)	(4,230)
TDM	(1,899)	0	(1,899)

(3)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	13

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

EXCHANGE-TRADED OR CENTRALLY CLEARED FINANCIAL DERIVATIVE INSTRUMENTS

(g)	Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,650.000	07/20/2013	4	$11	$2

Futures Contracts:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2014	1	$0
90-Day Eurodollar December Futures	Long	12/2015	100	(139)
90-Day Eurodollar September Futures	Long	09/2014	23	(3)
Euro-Bund 10-Year Bond September Futures	Short	09/2013	7	16
Euro-OAT France Government Bond September Futures	Short	09/2013	145	507
Japan Government 10-Year Bond September Futures	Short	09/2013	4	(18)
U.S. Treasury 2-Year Note September Futures	Short	09/2013	47	17
U.S. Treasury 5-Year Note September Futures	Short	09/2013	132	202
U.S. Treasury 10-Year Note September Futures	Short	09/2013	2	5
U.S. Treasury 30-Year Bond September Futures	Short	09/2013	4	18

				$605

Centrally Cleared Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$ 48	$(2)	$0
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	941	(47)	(84)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	13,200	(562)	(331)
iTraxx Europe 9 Index	(1.750%)	06/20/2018	EUR 2,700	(49)	2
iTraxx Europe 17 Index	(1.000%)	06/20/2017	17,500	22	2
iTraxx Europe 18 Index	(1.000%)	12/20/2017	17,600	95	(62)
iTraxx Europe 19 Index	(1.000%)	06/20/2018	3,100	36	(6)
iTraxx Europe Crossover 17 Index	(5.000%)	06/20/2017	1,500	(103)	19
iTraxx Europe Crossover 18 Index	(5.000%)	12/20/2017	800	(37)	(2)

				$(647)	$ (462)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD-Bank Bill	2.000%	06/16/2016	CAD	1,800	$0	$6
Pay	3-Month CAD-Bank Bill	3.400%	12/15/2021		200	0	0
Pay	3-Month CAD-Bank Bill	3.000%	06/15/2022		200	(4)	(4)
Pay	3-Month CAD-Bank Bill	2.500%	12/18/2023		5,900	(275)	(259)
Receive	3-Month CAD-Bank Bill	2.480%	12/15/2041		200	5	6
Receive	3-Month CAD-Bank Bill	2.400%	03/17/2042		200	6	7
Receive	3-Month CAD-Bank Bill	2.625%	09/16/2043		2,500	318	260
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$	10,400	14	56
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		11,800	196	111
Receive	3-Month USD-LIBOR	1.400%	03/20/2018		1,500	(1)	9
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		19,500	1,174	1,225

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaps: (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.920%	05/01/2023	$	1,400	$91	$95
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		16,700	(704)	(402)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		5,000	445	435
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		5,200	(534)	(568)
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		600	(67)	(71)
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		2,700	208	160
Pay	6-Month AUD-BBR-BBSW	3.500%	03/15/2023	AUD	500	(29)	(16)
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2023		2,900	(114)	(95)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		100	(2)	(2)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	(1)	(7)
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		1,900	(28)	(41)
Receive	6-Month EUR-EURIBOR	1.829%	06/21/2023	EUR	1,800	38	38
Receive	6-Month EUR-EURIBOR	1.828%	06/21/2023		1,900	40	40
Receive	6-Month EUR-EURIBOR	2.000%	09/18/2023		9,900	92	252
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		1,500	(14)	4
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	360,000	59	43
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		1,050,000	33	158
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		200,000	(49)	144
Receive	6-Month JPY-LIBOR	1.750%	03/21/2043		100,000	36	40

						$933	$1,624

Exchange-Traded or Centrally Cleared Financial Derivative Instruments Summary

The following is a summary by counterparty of the market value of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2013:

(h)	Securities with an aggregate market value of $4,105 and cash of $229 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2013.

Exchange		Total Market Value
Exchange-Traded Options
CBOE		$2

Counterparty	Total Unrealized Appreciation/ (Depreciation)	Variation Margin Receivable/(Payable) (4)
Futures
FOB	$(18)	$(18)
GSC	98	(4)
UBS	525	(95)

Centrally Cleared Swaps
BCY	29	3
DEU	64	(11)
FOB	680	(14)
GSC	265	(29)
MSC	(169)	30
SAL	309	18
UBS	(16)	7

(4)

Variation margin receivable/(payable) represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from exchange-traded or centrally cleared financial derivative instruments can only be netted across transactions on the same exchange or clearing agent as governed under the same master agreement with the same legal entity. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

OTC FINANCIAL DERIVATIVE INSTRUMENTS

Foreign	Currency Contracts:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	EUR	13,019	$	16,817	MSC	$0	$(129)	$(129)
07/2013	GBP	8,256		12,516	HUS	0	(41)	(41)
07/2013	JPY	126,600		1,278	BRC	2	0	2
07/2013		32,400		324	JPM	0	(3)	(3)
07/2013		272,185		2,757	UAG	12	0	12
07/2013	NZD	220		180	UAG	10	0	10
07/2013	$	3,366	EUR	2,538	BRC	0	(62)	(62)
07/2013		12,715		9,725	CBK	0	(57)	(57)
07/2013		995		756	HUS	0	(11)	(11)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	15

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Foreign Currency Contracts: (Cont.)

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2013	$	7,578	GBP	4,915	BRC	$0	$(103)	$(103)
07/2013		5,220		3,341	DUB	0	(138)	(138)
07/2013		2,321	JPY	226,200	BRC	0	(40)	(40)
07/2013		328		32,000	DUB	0	(6)	(6)
07/2013		347		35,000	HUS	6	0	6
07/2013		374		38,200	RYL	11	0	11
08/2013	AUD	15,665	$	14,709	BRC	414	0	414
08/2013		68		63	DUB	1	0	1
08/2013		160		148	HUS	2	0	2
08/2013	CNY	37,356		5,980	DUB	0	(52)	(52)
08/2013		3,927		630	HUS	0	(4)	(4)
08/2013		6,606		1,057	JPM	0	(10)	(10)
08/2013		4,900		786	UAG	0	(5)	(5)
08/2013	EUR	9,725		12,717	CBK	57	0	57
08/2013		490		639	FBF	1	0	1
08/2013	GBP	4,388		6,749	BRC	77	0	77
08/2013	HUF	424,143		1,846	JPM	0	(18)	(18)
08/2013	$	1,066	AUD	1,155	DUB	0	(12)	(12)
08/2013		230	BRL	467	UAG	0	(22)	(22)
08/2013		8,418	CNY	52,831	BRC	113	0	113
08/2013		356	EUR	272	DUB	0	(2)	(2)
08/2013		697		533	HUS	0	(4)	(4)
09/2013	CAD	105	$	103	BRC	3	0	3
09/2013		42		40	HUS	0	0	0
09/2013		36		35	MSC	0	0	0
09/2013	EUR	7,000		9,177	BRC	63	0	63
09/2013		200		248	JPM	0	(12)	(12)
09/2013	MXN	20,103		1,628	JPM	87	0	87
09/2013	$	5,334	EUR	3,979	CBK	0	(153)	(153)
09/2013		890		664	FBF	0	(25)	(25)
10/2013	EUR	324	$	393	JPM	0	(29)	(29)
10/2013	RUB	7,558		232	BOA	6	0	6
10/2013	TRY	3,456		1,872	FBF	108	0	108
10/2013	$	422	EUR	324	JPM	0	0	0
10/2013		109	TRY	208	CBK	0	(3)	(3)
10/2013		70		134	FBF	0	(2)	(2)
10/2013		1,405		2,689	HUS	0	(32)	(32)
10/2013		223		427	JPM	0	(5)	(5)
02/2014	BRL	310	$	149	BOA	16	0	16
02/2014		467		225	GLM	25	0	25
02/2014		415		200	JPM	22	0	22
02/2014	$	149	BRL	310	BOA	0	(16)	(16)
02/2014		200		415	BPS	0	(22)	(22)
02/2014		225		467	GLM	0	(25)	(25)
03/2014	RUB	6,154	$	189	CBK	9	0	9
03/2014		6,155		189	FBF	9	0	9
03/2014		6,270		193	UAG	9	0	9
03/2014	$	380	RUB	12,380	GLM	0	(18)	(18)
03/2014		190		6,189	JPM	0	(10)	(10)
04/2014	CNY	6,895	$	1,104	DUB	5	0	5
04/2014	$	1,248	CNY	7,915	CBK	14	0	14
10/2016	JPY	120,988	$	1,710	DUB	431	0	431

						$1,513	$(1,071)	$442

(i)	Purchased Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.140%	09/05/2013	$	$100	$0	$0
Call - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		7,500	113	33
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.120%	09/05/2013		11,000	67	10
Call - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.080%	11/29/2013		7,300	56	17
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		1,300	2	3
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.380%	09/16/2013		6,900	108	30
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.000%	03/07/2014		2,400	4	6
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.950%	07/08/2013		5,100	240	502

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Interest Rate Swaptions: (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.288%	09/18/2013	$	3,600	$123	$201
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	4.350%	02/29/2016		1,900	87	117
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,300	263	421

								$1,063	$1,340

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC CDX.HY-20 5-Year Index	BOA	Buy	100.500%	09/18/2013	$	2,600	$35	$41
Put - OTC CDX.HY-20 5-Year Index	BPS	Buy	100.500%	09/18/2013		1,300	21	20

							$56	$61

Foreign Currency Options

Description	Counterparty	Exercise Price			Expiration Date	Notional Amount			Cost	Market Value
Put - OTC EUR versus USD	FBF	$		1.333	09/16/2013		EUR	1,860	$42	$73
Put - OTC EUR versus USD	ULO			1.333	09/16/2013			1,880	43	74
Put - OTC GBP versus USD	CBK			1.568	09/16/2013		GBP	7,460	188	412
Put - OTC GBP versus USD	FBF			1.568	09/16/2013			1,120	28	62
Put - OTC USD versus BRL	JPM		BRL	1.956	02/13/2014	$		1,396	19	2
Put - OTC USD versus BRL	BOA			1.956	02/13/2014			596	8	2
Put - OTC USD versus BRL	GLM			1.956	02/13/2014			900	13	2
Put - OTC USD versus BRL	MSX			1.956	02/13/2014			1,200	16	2
Call - OTC USD versus CNY	JPM		CNY	6.420	09/11/2013			1,000	10	0
Call - OTC USD versus CNY	FBF			6.420	09/11/2013			1,000	10	0
Put - OTC USD versus CNY	FBF			6.420	09/11/2013			1,000	10	34
Put - OTC USD versus CNY	JPM			6.420	09/11/2013			1,000	10	34
Call - OTC USD versus CNY	DUB			6.552	10/11/2013			1,500	8	1
Call - OTC USD versus CNY	HUS			6.354	11/04/2013			1,800	18	4
Call - OTC USD versus CNY	HUS			6.272	01/13/2014			900	9	6
Call - OTC USD versus CNY	UAG			6.410	02/26/2014			791	3	4
Call - OTC USD versus CNY	CBK			6.410	02/26/2014			1,518	5	7
Call - OTC USD versus CNY	BRC			6.410	02/26/2014			1,592	6	7
Call - OTC USD versus CNY	UAG			6.386	04/09/2014			1,700	6	11
Call - OTC USD versus CNY	BPS			6.386	04/09/2014			1,800	6	12
Call - OTC USD versus CNY	JPM			6.236	05/19/2014			2,170	22	31
Call - OTC USD versus CNY	HUS			6.236	05/19/2014			3,352	34	48
Put - OTC USD versus CNY	JPM			6.236	05/19/2014			2,170	22	16
Put - OTC USD versus CNY	HUS			6.236	05/19/2014			3,352	34	25
Call - OTC USD versus CNY	RYL			6.248	06/04/2014			700	8	10
Call - OTC USD versus CNY	UAG			6.248	06/04/2014			2,300	28	33
Put - OTC USD versus CNY	UAG			6.248	06/04/2014			2,300	28	20
Put - OTC USD versus CNY	RYL			6.248	06/04/2014			700	8	6
Call - OTC USD versus CNY	DUB			6.249	06/04/2014			400	5	6
Put - OTC USD versus CNY	DUB			6.249	06/04/2014			400	5	4
Put - OTC USD versus INR	JPM		INR	53.000	09/02/2013			768	8	0
Put - OTC USD versus INR	JPM			53.500	02/28/2014			768	11	2
Put - OTC USD versus RUB	UAG		RUB	30.000	02/13/2014			1,000	14	2
Put - OTC USD versus RUB	HUS			30.000	02/13/2014			2,100	27	3
Put - OTC USD versus RUB	FBF			30.000	02/13/2014			2,900	41	6
Put - OTC USD versus RUB	CBK			30.000	02/13/2014			200	4	0

									$757	$961

(j)	Written Options:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013	EUR	6,100	$13	$0
Put - OTC 2-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		1,600	3	0
Put - OTC 2-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.150%	07/24/2013		3,000	6	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	$	1,400	4	(31)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.650%	09/05/2013		100	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	17

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaptions: (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.250%	09/03/2013	$	1,100	$3	$(24)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	09/03/2013		16,100	51	(258)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.500%	10/28/2013		34,400	96	(619)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.250%	09/03/2013		7,200	18	(157)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		7,800	96	(196)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	264	(546)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013	EUR	4,500	24	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		600	3	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,500	8	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Pay	1.700%	07/24/2013		1,400	8	(1)
Call - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013	$	400	2	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		400	3	(6)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.710%	09/05/2013		11,000	77	(222)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.920%	11/29/2013		7,300	70	(167)
Call - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,600	3	0
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,600	10	(24)
Call - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		700	3	0
Put - OTC 10-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		700	5	(11)
Call - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		1,800	7	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		1,800	14	(27)
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.800%	07/29/2013		5,500	17	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.650%	07/29/2013		5,500	17	(84)

								$825	$(2,378)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.HY-20 5-Year Index	BOA	Buy	107.000%	07/17/2013	$	1,300	$7	$0
Put - OTC CDX.IG-20 5-Year Index	BOA	Sell	1.000%	09/18/2013		13,000	36	(44)
Put - OTC CDX.IG-20 5-Year Index	BPS	Sell	1.000%	09/18/2013		6,500	21	(22)

							$64	$(66)

Transactions in written call and put options for the period ended June 30, 2013:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 12/31/2012	0	$77,700	EUR	4,800	$792
Sales	240	213,100		45,900	964
Closing Buys	(240)	(38,800)		0	(168)
Expirations	0	(73,600)		(32,000)	(566)
Exercised	0	(37,300)		0	(133)

Balance at 06/30/2013	0	$141,100	EUR	18,700	$889

OTC Swap Agreements:

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	0.950%	$	100	$(1)	$0	$(1)
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.466%		100	(2)	(1)	(1)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.423%		100	(2)	(1)	(1)
Australia & New Zealand Banking Group Ltd.	BOA	(1.000%	)	06/20/2018	1.133%		200	1	(2)	3
Australia & New Zealand Banking Group Ltd.	CBK	(1.000%	)	06/20/2018	1.133%		800	4	(10)	14
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.114%	EUR	200	1	9	(8)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2018	1.388%		200	4	3	1
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.185%		300	2	31	(29)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.114%		300	1	13	(12)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.185%		200	2	21	(19)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	1.203%	$	3,000	19	425	(406)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	0.729%		200	(2)	2	(4)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.485%		100	(2)	0	(2)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	0.729%		800	(9)	(2)	(7)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.485%		100	(1)	1	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp.	GST	(1.000%	)	03/20/2018	0.863%	$	400	$(3)	$(4)	$1
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.436%		300	(6)	(2)	(4)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.261%		400	(11)	(10)	(1)
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.698%		100	(1)	(2)	1
COX Communications, Inc.	FBF	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.698%		100	(1)	(2)	1
COX Communications, Inc.	MYC	(1.000%	)	03/20/2018	0.810%		100	(1)	(3)	2
CVS Caremark Corp.	CBK	(1.000%	)	03/20/2018	0.366%		200	(6)	(6)	0
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.075%		400	2	18	(16)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.143%		100	1	4	(3)
DIRECTV Holdings LLC	GST	(1.000%	)	03/20/2018	1.263%		100	2	3	(1)
DIRECTV Holdings LLC	MYC	(1.000%	)	03/20/2018	1.263%		100	1	3	(2)
E.I. du Pont de Nemours & Co.	BRC	(1.000%	)	03/20/2018	0.303%		200	(7)	(6)	(1)
Ericsson LM Telephone Co.	FBF	(1.000%	)	03/20/2018	0.917%	EUR	200	(1)	4	(5)
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	0.813%	$	300	(2)	4	(6)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	1.820%	EUR	100	3	9	(6)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	1.820%		100	3	7	(4)
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.103%	$	100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.255%		100	(3)	(2)	(1)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.212%		100	(3)	(2)	(1)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.296%		300	(8)	(8)	0
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.244%		100	(3)	(2)	(1)
Home Depot, Inc.	MYC	(1.000%	)	03/20/2018	0.360%		200	(6)	(6)	0
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.208%		200	(7)	(7)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.143%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.142%		100	(3)	(3)	0
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.953%	EUR	100	25	10	15
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	0.759%	$	200	(2)	3	(5)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	0.759%		100	(1)	1	(2)
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	0.649%		100	(1)	(1)	0
Kroger Co.	BOA	(1.000%	)	12/20/2016	0.481%		300	(5)	(1)	(4)
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.497%		400	7	21	(14)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.497%		100	2	6	(4)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.441%		500	(12)	(10)	(2)
Lockheed Martin Corp.	BRC	(1.000%	)	03/20/2018	0.520%		200	(5)	(3)	(2)
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.411%		100	(2)	(2)	0
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.441%		100	(3)	(2)	(1)
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.295%		100	(2)	(3)	1
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.441%		100	(3)	(2)	(1)
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.411%		300	(7)	(5)	(2)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	0.537%		1,500	(26)	11	(37)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	0.587%		300	(5)	0	(5)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.481%		100	(2)	1	(3)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	0.537%		200	(3)	3	(6)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	0.587%		200	(3)	1	(4)
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.384%		200	(4)	3	(7)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.493%		800	(15)	(3)	(12)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.538%		400	(7)	(3)	(4)
Marriott International, Inc.	BOA	(1.000%	)	12/20/2017	0.633%		400	(6)	(1)	(5)
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.384%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.577%		200	(4)	2	(6)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.493%		200	(3)	(1)	(2)
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.144%		300	(11)	(11)	0
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.144%		200	(7)	(7)	0
Mondelez International, Inc.	MYC	(1.000%	)	03/20/2018	0.375%		200	(5)	(6)	1
Newell Rubbermaid, Inc.	BPS	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	BPS	(1.000%	)	06/20/2018	0.784%		200	(2)	(3)	1
Newell Rubbermaid, Inc.	BRC	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Newell Rubbermaid, Inc.	DUB	(1.000%	)	06/20/2018	0.784%		100	(1)	(2)	1
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.633%		100	(1)	1	(2)
Newell Rubbermaid, Inc.	GST	(1.000%	)	03/20/2018	0.739%		100	(1)	(1)	0
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.149%		100	0	0	0
Nordstrom, Inc.	BOA	(1.000%	)	12/20/2017	0.535%		300	(7)	(3)	(4)
Nordstrom, Inc.	BRC	(1.000%	)	12/20/2017	0.535%		200	(4)	(1)	(3)
Nordstrom, Inc.	BRC	(1.000%	)	03/20/2018	0.581%		100	(2)	(1)	(1)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.307%		100	(2)	0	(2)
Nordstrom, Inc.	FBF	(1.000%	)	12/20/2017	0.535%		600	(12)	(3)	(9)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.235%		200	(7)	(6)	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.344%		200	(5)	(5)	0

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	19

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Credit	Default Swaps on Corporate and Sovereign Issues - Buy Protection (1) (Cont.)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.322%	$	300	$(8)	$(9)	$1
Omnicom Group, Inc.	DUB	(1.000%	)	03/20/2018	0.547%		100	(2)	(2)	0
Qwest Corp.	BRC	(1.000%	)	03/20/2018	0.894%		100	0	0	0
Qwest Corp.	GST	(1.000%	)	03/20/2018	0.894%		100	(1)	0	(1)
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.737%	EUR	200	(2)	3	(5)
Raytheon Co.	BRC	(1.000%	)	03/20/2018	0.401%	$	200	(6)	(6)	0
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.321%		200	(5)	(6)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.239%		100	(3)	(3)	0
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.321%		300	(9)	(10)	1
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	0.551%		100	(1)	1	(2)
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	0.551%		100	(1)	1	(2)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.266%	EUR	200	2	6	(4)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.266%		100	2	4	(2)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.266%		100	1	3	(2)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.503%	$	100	(2)	(1)	(1)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.500%		100	(2)	0	(2)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.500%		200	(4)	1	(5)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.500%		100	(1)	1	(2)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.375%		400	3	7	(4)
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.375%		100	1	2	(1)
Target Corp.	BOA	(1.000%	)	09/20/2016	0.186%		100	(3)	(2)	(1)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.224%		900	(26)	(22)	(4)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.239%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.252%		500	(16)	(14)	(2)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.239%		200	(6)	(6)	0
Target Corp.	GST	(1.000%	)	03/20/2018	0.321%		200	(6)	(6)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.186%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.172%		100	(2)	(2)	0
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	0.812%	EUR	100	(1)	3	(4)
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	0.812%		100	(1)	3	(4)
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.159%	$	100	(3)	(3)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.230%		100	(3)	(3)	0
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.207%		400	(13)	(13)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.146%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.210%		400	(13)	(13)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.527%		100	(3)	(2)	(1)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.448%		100	(2)	1	(3)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.479%		100	(2)	2	(4)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.448%		300	(7)	4	(11)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.479%		100	(2)	2	(4)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.479%		200	(3)	5	(8)
Weyerhaeuser Co.	BPS	(1.000%	)	06/20/2018	1.164%		100	1	0	1
Whirlpool Corp.	FBF	(1.000%	)	12/20/2017	1.121%		2,500	11	51	(40)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	0.664%		100	(2)	2	(4)
Yum! Brands, Inc.	BRC	(1.000%	)	12/20/2017	0.510%		400	(9)	(8)	(1)

								$(376)	$400	$(776)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013 (3)	Notional Amount (4)		Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	0.805%	$	100	$1	$(5)	$6
Safeway, Inc.	BOA	1.000%	12/20/2022	3.120%		100	(16)	(24)	8

							$(15)	$(29)	$14

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-2 Index	BOA	(0.110%	)	05/25/2046	$	185	$55	$75	$(20)
ABX.HE.AAA.6-2 Index	JPM	(0.110%	)	05/25/2046		92	27	38	(11)
ABX.HE.AAA.6-2 Index	MYC	(0.110%	)	05/25/2046		92	28	38	(10)
ABX.HE.AAA.7-1 Index	BRC	(0.090%	)	08/25/2037		89	41	46	(5)
ABX.HE.AAA.7-1 Index	GST	(0.090%	)	08/25/2037		178	83	92	(9)
ABX.HE.AAA.7-1 Index	MYC	(0.090%	)	08/25/2037		268	125	138	(13)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection (1) (Cont.)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	4,500	$75	$35	$40
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		900	26	123	(97)
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		500	15	35	(20)
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		400	12	20	(8)
iTraxx Europe Senior Financials 19 Index	BPS	(1.000%	)	06/20/2018		800	33	20	13
iTraxx Europe Senior Financials 19 Index	DUB	(1.000%	)	06/20/2018		700	28	17	11
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	(1)	5	(6)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	1	5	(4)

							$546	$697	$(151)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051	$	99	$(4)	$(12)	$8
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	4,500	(76)	(165)	89

						$(80)	$(177)	$97

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	7.550%	01/02/2015	GLM	BRL	4,100	$(49)	$(10)	$(39)
Pay	1-Year BRL-CDI	7.585%	01/02/2015	BOA		9,100	(105)	(19)	(86)
Pay	1-Year BRL-CDI	7.620%	01/02/2015	DUB		1,300	(14)	(2)	(12)
Pay	1-Year BRL-CDI	7.775%	01/02/2015	HUS		34,600	(341)	(22)	(319)
Pay	1-Year BRL-CDI	7.795%	01/02/2015	MYC		10,000	(97)	(2)	(95)
Pay	1-Year BRL-CDI	7.890%	01/02/2015	JPM		400	(4)	0	(4)
Pay	1-Year BRL-CDI	8.075%	01/02/2015	HUS		5,100	(36)	10	(46)
Pay	1-Year BRL-CDI	8.150%	01/02/2015	GLM		1,500	(12)	0	(12)
Pay	1-Year BRL-CDI	8.160%	01/02/2015	BOA		1,600	(13)	0	(13)
Pay	1-Year BRL-CDI	8.430%	01/02/2015	DUB		1,400	(5)	9	(14)
Pay	1-Year BRL-CDI	8.440%	01/02/2015	BOA		5,400	(19)	33	(52)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		3,600	38	2	36
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		3,000	32	3	29
Pay	1-Year BRL-CDI	8.415%	01/02/2017	DUB		8,700	(202)	0	(202)
Pay	1-Year BRL-CDI	8.420%	01/02/2017	BOA		4,200	(98)	7	(105)
Pay	1-Year BRL-CDI	8.485%	01/02/2017	BPS		300	(7)	0	(7)
Pay	1-Year BRL-CDI	8.495%	01/02/2017	FBF		2,300	(53)	(1)	(52)
Pay	1-Year BRL-CDI	8.590%	01/02/2017	UAG		2,800	(65)	1	(66)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	BOA		3,000	(66)	(10)	(56)
Pay	1-Year BRL-CDI	8.600%	01/02/2017	DUB		4,000	(88)	(10)	(78)
Pay	1-Year BRL-CDI	8.630%	01/02/2017	MYC		3,400	(77)	0	(77)
Pay	1-Year BRL-CDI	8.640%	01/02/2017	MYC		1,600	(31)	12	(43)

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	21

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

Interest Rate Swaps: (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.645%	01/02/2017	HUS	BRL	4,700	$(100)	$8	$(108)
Pay	1-Year BRL-CDI	8.720%	01/02/2017	GLM		4,500	(93)	1	(94)
Pay	1-Year BRL-CDI	8.860%	01/02/2017	BOA		3,900	(64)	16	(80)
Pay	1-Year BRL-CDI	9.010%	01/02/2017	JPM		4,900	(73)	48	(121)
Pay	1-Year BRL-CDI	9.110%	01/02/2017	BRC		100	(2)	0	(2)
Pay	1-Year BRL-CDI	9.210%	01/02/2017	DUB		200	(3)	0	(3)
Pay	1-Year BRL-CDI	10.460%	01/02/2017	BOA		2,300	(9)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	1,700	84	8	76
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	84	12	72
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	211	20	191
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	200	19	181
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		100	(2)	1	(3)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		300	0	1	(1)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	72	39	33
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	19	10	9

							$(988)	$184	$(1,172)

Collateral (Received)/Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of June 30, 2013:

(k)	Securities with an aggregate market value of $1,955 have been pledged as collateral for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2013.

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received)/Pledged	Net Exposures (6)
BOA	$(492)	$331	$(161)
BPS	(27)	0	(27)
BRC	678	(570)	108
CBK	(66)	281	215
DUB	(366)	321	(45)
FBF	359	(240)	119
GLM	(67)	0	(67)
GST	47	0	47
HUS	(401)	591	190
JPM	53	0	53
MSC	(129)	121	(8)
MSX	2	(90)	(88)
MYC	(315)	231	(84)
RYL	(183)	0	(183)
SOG	3	0	3
UAG	277	(300)	(23)
ULO	74	0	74

(6)

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty(ies) in the event of default and are not disclosed as assets or liabilities in the Statement of Assets and Liabilities. See note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS (1)

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure:

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$61	$2	$961	$1,340	$2,364
Variation margin receivable on financial derivative instruments (2)	0	77	0	0	29	106
Unrealized appreciation on foreign currency contracts	0	0	0	1,513	0	1,513
Unrealized appreciation on OTC swap agreements	0	223	0	0	627	850

	$0	$361	$2	$2,474	$1,996	$4,833

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2013 (Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities:
Written options outstanding	$0	$66	$0	$0	$2,378	$2,444
Variation margin payable on financial derivative instruments (2)	0	3	0	0	216	219
Unrealized depreciation on foreign currency contracts	0	0	0	1,071	0	1,071
Unrealized depreciation on OTC swap agreements	0	1,039	0	0	1,799	2,838

	$0	$1,108	$0	$1,071	$4,393	$6,572

The Effect of Financial Derivative Instruments on the Statement of Operations for the Period Ended June 30, 2013:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives:
Net realized gain (loss) on investments (purchased options)	$0	$(132)	$(58)	$(66)	$(193)	$(449)
Net realized (loss) on futures contracts	0	0	(68)	0	(21)	(89)
Net realized gain (loss) on written options	0	193	20	(33)	440	620
Net realized (loss) on swaps	0	(1,143)	0	0	(673)	(1,816)
Net realized gain on foreign currency transactions	0	0	0	1,763	0	1,763

	$0	$(1,082)	$(106)	$1,664	$(447)	$29

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$0	$(49)	$(9)	$340	$598	$880
Net change in unrealized appreciation on futures contracts	0	0	0	0	621	621
Net change in unrealized appreciation (depreciation) on written options	0	4	0	0	(1,761)	(1,757)
Net change in unrealized (depreciation) on swaps	0	(204)	0	0	(94)	(298)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	824	0	824

	$0	$(249)	$(9)	$1,164	$(636)	$270

(1)	See note 6 in the Notes to Financial Statements for additional information.
(2)

Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/(depreciation) of $605 and open centrally cleared swaps cumulative appreciation/(depreciation) of $1,162 as reported in the Notes to Schedule of Investments.

FAIR VALUE MEASUREMENTS (1)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Investments, at value
Bank Loan Obligations	$0	$1,210	$2,934	$4,144
Corporate Bonds & Notes
Banking & Finance	0	18,536	194	18,730
Industrials	0	6,532	2,417	8,949
Utilities	0	2,241	0	2,241
Convertible Bonds & Notes
Industrials	0	1,883	0	1,883
Municipal Bonds & Notes
California	0	4,213	0	4,213
Massachusetts	0	4,209	0	4,209
New York	0	227	0	227
Washington	0	2,528	0	2,528
U.S. Government Agencies	0	92,580	436	93,016
U.S. Treasury Obligations	0	119,209	0	119,209
Mortgage-Backed Securities	0	23,959	843	24,802
Asset-Backed Securities	0	37,336	0	37,336
Sovereign Issues	0	18,846	0	18,846
Short-Term Instruments
Commercial Paper	0	2,597	0	2,597
Repurchase Agreements	0	26,088	0	26,088
Short-Term Notes	0	400	0	400
U.S. Treasury Bills	0	21,580	0	21,580
Central Funds Used for Cash Management Purposes	16,749	0	0	16,749
Purchased Options
Credit Contracts	0	61	0	61

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2013
Equity Contracts	$0	$2	$0	$2
Foreign Exchange Contracts	0	961	0	961
Interest Rate Contracts	0	1,330	10	1,340
	$16,749	$386,528	$6,834	$410,111

Short Sales, at value
U.S. Government Agencies	0	(103,253)	0	(103,253)
U.S. Treasury Obligations	0	(30,042)	0	(30,042)
	$0	$(133,295)	$0	$(133,295)

Financial Derivative Instruments - Assets
Credit Contracts	0	246	0	246
Foreign Exchange Contracts	0	1,513	0	1,513
Interest Rate Contracts	765	3,716	0	4,481
	$765	$5,475	$0	$6,240

Financial Derivative Instruments - Liabilities
Credit Contracts	0	(1,524)	0	(1,524)
Foreign Exchange Contracts	0	(1,071)	0	(1,071)
Interest Rate Contracts	(160)	(5,708)	0	(5,868)
	$(160)	$(8,303)	$0	$(8,463)

Totals	$17,354	$250,405	$6,834	$274,593

See Accompanying Notes	SEMIANNUAL REPORT	JUNE 30, 2013	23

Schedule of Investments PIMCO Unconstrained Bond Portfolio (Cont.)

June 30, 2013 (Unaudited)

There were no transfers between Level 1 and 2 during the period ended June 30, 2013.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2013:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2013	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2013 (2)
Investments, at value
Bank Loan Obligations	$0	$0	$0	$0	$0	$0	$2,934	$0	$2,934	$0
Corporate Bonds & Notes
Banking & Finance	209	0	(6)	0	0	(9)	0	0	194	(9)
Industrials	2,438	0	(75)	(2)	(3)	59	0	0	2,417	60
U.S. Government Agencies	453	0	0	0	0	(17)	0	0	436	(16)
Mortgage-Backed Securities	862	0	(45)	1	6	19	0	0	843	19
Asset-Backed Securities	4,522	0	(420)	32	158	240	0	(4,532)	0	0
Interest Rate Contracts	0	7	0	0	0	3	0	0	10	3

Totals	$8,484	$7	$(546)	$31	$161	$295	$2,934	$(4,532)	$6,834	$57

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2013	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments, at value
Bank Loan Obligations	$2,934	Third Party Vendor	Broker Quote	101.25
Corporate Bonds & Notes
Banking & Finance	194	Third Party Vendor	Broker Quote	100.00
Industrials	2,417	Third Party Vendor	Broker Quote	106.25
U.S. Government Agencies	436	Benchmark Pricing	Base Price	109.16
Mortgage-Backed Securities	843	Third Party Vendor	Broker Quote	91.75
Interest Rate Contracts	10	Indicative Market Quotation	Broker Quote	0.26

Total	$6,834

(1)	See note 3 in the Notes to Financial Statements for more information regarding pricing inputs, valuation techniques and transfers.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2013 may be due to an investment no longer held or categorized as level 3 at period end.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. ORGANIZATION

The PIMCO Unconstrained Bond Portfolio (the “Portfolio”) is a series of the PIMCO Variable Insurance Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware business trust on October 3, 1997. The Portfolio offers three classes of shares: Institutional, Advisor and Administrative. Information presented on these financial statements pertains to the Institutional Class of the Portfolio. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. Certain detailed financial information for the advisor class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain/loss on investments on the Statement of Operations.

Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from underlying funds are recorded as dividend income. Long-term capital gain distributions received from underlying funds are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

(b) Foreign Currency Translation  The functional and reporting currency for the Portfolio is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investments on the Statements of Operations. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Portfolio has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. Realized and unrealized capital gains and losses are allocated daily based on the relative net assets of each class of the respective Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees.

SEMIANNUAL REPORT	JUNE 30, 2013	25

Notes to Financial Statements (Cont.)

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) New Accounting Pronouncements  In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. The financial statements have been modified to provide enhanced quantitative and qualitative disclosures surrounding counterparty exposure and master netting arrangements. See the Notes to Schedule of Investments and the Principal Risks Note in the Notes to Financial Statements for additional details.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”).

Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the

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Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy  U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

■	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

■

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers out of Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair market value  The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market

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value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

4. SECURITIES AND OTHER INVESTMENTS

(a) Inflation-Indexed Bonds  The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(b) Loan Participations and Assignments  The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions. The Portfolio may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of June 30, 2013, the Portfolio had no unfunded loan commitments.

(c) Mortgage-Related and Other Asset-Backed Securities  The Portfolio may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the

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Notes to Financial Statements (Cont.)

U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Portfolio may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) U.S. Government Agencies or Government-Sponsored Enterprises  The Portfolio may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

(e) When-Issued Transactions  The Portfolio may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain or loss.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions, please see Note 7, Principal Risks.

(a) Repurchase Agreements  The Portfolio may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the

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Portfolio takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks  The Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  The Portfolio may enter into short sales transactions. A short sale is a transaction in which the Portfolio sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio is obligated to deliver securities at the trade price at the time the short position is covered.

Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, the credit-risk-related contingent features in certain financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on financial derivative instruments during the period as disclosed on the Statement of Operations serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Foreign Currency Contracts  The Portfolio may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Portfolio may enter into futures contracts. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a

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Notes to Financial Statements (Cont.)

futures contract, the Portfolio is required to deposit with its futures broker, an amount of cash, or U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included on the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Credit Default Swaptions  The Portfolio may write or purchase credit default swaption agreements to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection to a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Interest Rate Swaptions  The Portfolio may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign Currency Options  The Portfolio may write or purchase foreign currency options. Purchasing foreign currency options gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Options on Indices  The Portfolio may write or purchase options on indices (“Index Option”). An Index Option uses a specified index as the underlying instrument for the option contract. The Portfolio may write or purchase options to enhance returns for the Portfolio or to hedge an existing position or future investment.

(d) Swap Agreements  The Portfolio may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined

32	PIMCO VARIABLE INSURANCE TRUST

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in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Portfolio may use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to,

SEMIANNUAL REPORT	JUNE 30, 2013	33

Notes to Financial Statements (Cont.)

investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2013 for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

7. PRINCIPAL RISKS

In the normal course of business the Portfolio trades financial instruments, and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of select principal risks. For a list of potential risks the Portfolio may be subject to, please see the Important Information About the Portfolio.

Market Risks  The Portfolio’s investments in financial derivatives and other financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

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If the Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Credit and Counterparty Risks  The Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a financial derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Portfolio to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Portfolio by performing extensive reviews of each counterparty and obtaining approval from the PIMCO Counterparty Risk Committee prior to entering into transactions with a third party. Furthermore, to the extent that unpaid amounts owed to the Portfolio exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Portfolio in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Portfolio. The Portfolio may invest such collateral in securities or other instruments and will typically pay interest to the counterparty on the collateral received. If the unpaid amount owed to the Portfolio subsequently decreases, the Portfolio would be required to return to the counterparty all or a portion of the collateral previously advanced to the Portfolio.

All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Master Netting Arrangements  The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits due from Counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in Statement of Assets

SEMIANNUAL REPORT	JUNE 30, 2013	35

Notes to Financial Statements (Cont.)

and Liabilities as Deposits due to Counterparties. The market value of any securities received as collateral are not reflected as a component of net asset value. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as To-Be-Announced securities, delayed-delivery or sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addendums govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to portfolio assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the portfolios. Variation margin, or daily changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. The market value or accumulated unrealized appreciation or depreciation, initial margin posted, and any unsettled variation margin as of period end is disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Portfolio and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian. The market value of OTC financial derivative instruments, collateral received or pledged and net exposure by counterparty as of period end, is disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.60%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Supervisory and Administrative Fee for all classes is charged at the annual rate of 0.30%.

(c) Distribution and Servicing Fees  PIMCO Investments LLC (“PI”), a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted

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pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of its average daily net assets attributable to its Advisor Class shares.

(d) Portfolio Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each Trustee, other than those affiliated with PIMCO or its affiliates, will receive an annual retainer of $35,000, plus $3,600 for each Board of Trustees meeting attended in person, $750 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $5,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets except PIMCO All Asset Portfolio does not bear any Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Portfolio by waiving a portion of its Supervisory and Administrative Fee or reimbursing the Portfolio, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ Fees, the sum of such Portfolio’s Investment Advisory Fee, service fees, Supervisory and Administrative Fees and other expenses borne by the Portfolio not covered by the Supervisory and Administrative Fee as described above (other than organizational expenses and pro rata Trustees’ Fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. As of June 30, 2013, the remaining recoverable amount to PIMCO was $17,973.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 8 and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Portfolio is permitted to purchase or sell securities from or to certain related affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended June 30, 2013, the Portfolio did not engage in any purchase and sales of securities from or to certain funds.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay

SEMIANNUAL REPORT	JUNE 30, 2013	37

Notes to Financial Statements (Cont.)

Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Central Funds for the period ended June 30, 2013 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Market Value 12/31/2012	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2013	Dividend Income	Net Capital Gain Distributions
$8,331	$28,819	$(20,400)	$(1)	$0	$16,749	$19	$0

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover”. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2013, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$1,782,705	$1,742,164	$23,135	$20,961

12. SHARES OF BENEFICIAL INTEREST

The Portfolio may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 06/30/2013		Year Ended 12/31/2012
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	31	$322	3	$26
Administrative Class	9,108	96,467	13,049	132,143
Advisor Class	1	10	0	0
Issued as reinvestment of distributions
Institutional Class	0	1	0	0
Administrative Class	68	726	217	2,197
Advisor Class	0	0	0	0
Cost of shares redeemed
Institutional Class	(1)	(6)	0	0
Administrative Class	(2,131)	(22,564)	(4,037)	(41,049)
Advisor Class	0	0	0	0
Net increase resulting from Portfolio share transactions	7,076	$74,956	9,232	$93,317

As of June 30, 2013, three shareholders each owned 10% or more of the total Portfolio’s outstanding shares comprising 82% of the Portfolio.

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13. REGULATORY AND LITIGATION MATTERS

The Trust is not engaged in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened by or against it.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2013, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. tax returns. While the statute of limitations remains open to examine the Portfolio’s U.S. tax returns filed for the fiscal year ending in 2011, no examinations are in progress or anticipated at this time. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of June 30, 2013, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$405,848	$12,315	$(8,052)	$4,263

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

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Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	MSX	Morgan Stanley Capital Group, Inc.	ULO	UBS AG London
FOB	Credit Suisse Securities (USA) LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CNY	Chinese Renminbi	MXN	Mexican Peso	USD	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	CMBX	Commercial Mortgage-Backed Index
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	CLO	Collateralized Loan Obligation
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
BBR	Bank Bill Rate	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pvit.pimco-funds.com

PVIT79SAR_063013

Item 2.	Code of Ethics.
The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.
The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.
The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments. The Schedule of Investments is included as part of the reports to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 22, 2013

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 21, 2013